UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in six (6) separate submissions due to file size limitations on EDGAR submissions. This submission provides the information required by Items 1, 6 and 7 for a limited number of the Registrant’s reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). The five companion submissions (the “first companion submission”, the “second companion submission”, the “third companion submission”, the “fourth companion submission” and the “fifth companion submission”) to this Certified Shareholder Report on Form N-CSR will follow immediately and will provide the information required by Items 1, 6 and 7 for the other reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). Apart from Items 1, 6 and 7, the companion submissions will be identical in all material respects to this initial submission.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Filed under this submission on Form N-CSR:

●	PIMCO All Asset Fund Class A
●	PIMCO All Asset Fund Administrative Class
●	PIMCO All Asset Fund Class C
●	PIMCO All Asset Fund Institutional Class
●	PIMCO All Asset Fund I-2
●	PIMCO All Asset Fund Class R
●	PIMCO All Asset Fund I-3
●	PIMCO All Asset All Authority Fund Class A
●	PIMCO All Asset All Authority Fund Class C
●	PIMCO All Asset All Authority Fund Institutional Class
●	PIMCO All Asset All Authority Fund I-2
●	PIMCO All Asset All Authority Fund I-3
●	PIMCO Global Core Asset Allocation Fund Class A
●	PIMCO Global Core Asset Allocation Fund Class C
●	PIMCO Global Core Asset Allocation Fund Institutional Class
●	PIMCO Global Core Asset Allocation Fund I-2
●	PIMCO California Intermediate Municipal Bond Fund Class A
●	PIMCO California Intermediate Municipal Bond Fund Class C
●	PIMCO California Intermediate Municipal Bond Fund Institutional Class
●	PIMCO California Intermediate Municipal Bond Fund I-2
●	PIMCO California Municipal Bond Fund Class A
●	PIMCO California Municipal Bond Fund Class C
●	PIMCO California Municipal Bond Fund Institutional Class
●	PIMCO California Municipal Bond Fund I-2
●	PIMCO California Short Duration Municipal Income Fund Class A
●	PIMCO California Short Duration Municipal Income Fund Institutional Class
●	PIMCO California Short Duration Municipal Income Fund I-2
●	PIMCO High Yield Municipal Bond Fund Class A
●	PIMCO High Yield Municipal Bond Fund Class C
●	PIMCO High Yield Municipal Bond Fund Institutional Class
●	PIMCO High Yield Municipal Bond Fund I-2
●	PIMCO High Yield Municipal Bond Fund I-3
●	PIMCO Municipal Bond Fund Class A
●	PIMCO Municipal Bond Fund Class C
●	PIMCO Municipal Bond Fund Institutional Class
●	PIMCO Municipal Bond Fund I-2
●	PIMCO Municipal Bond Fund I-3
●	PIMCO National Intermediate Municipal Bond Fund Class A
●	PIMCO National Intermediate Municipal Bond Fund Class C
●	PIMCO National Intermediate Municipal Bond Fund Institutional Class
●	PIMCO National Intermediate Municipal Bond Fund I-2
●	PIMCO New York Municipal Bond Fund Class A
●	PIMCO New York Municipal Bond Fund Class C
●	PIMCO New York Municipal Bond Fund Institutional Class
●	PIMCO New York Municipal Bond Fund I-2
●	PIMCO New York Municipal Bond Fund I-3
●	PIMCO Short Duration Municipal Income Fund Class A
●	PIMCO Short Duration Municipal Income Fund Class C
●	PIMCO Short Duration Municipal Income Fund Institutional Class
●	PIMCO Short Duration Municipal Income Fund I-2
●	PIMCO Short Duration Municipal Income Fund Class C-2
●	PIMCO Short Duration Municipal Income Fund I-3

●	PIMCO California Municipal Intermediate Value Fund Institutional Class

●	PIMCO California Municipal Opportunistic Value Fund Institutional Class

●	PIMCO National Municipal Intermediate Value Fund Institutional Class

●	PIMCO National Municipal Opportunistic Value Fund Institutional Class

●	PIMCO Emerging Markets Bond Fund Class A

●	PIMCO Emerging Markets Bond Fund Class C

●	PIMCO Emerging Markets Bond Fund Institutional Class

●	PIMCO Emerging Markets Bond Fund I-2

●	PIMCO Emerging Markets Bond Fund I-3

●	PIMCO Emerging Markets Corporate Bond Fund Institutional Class

●	PIMCO Emerging Markets Currency and Short-Term Investments Fund Class A

●	PIMCO Emerging Markets Currency and Short-Term Investments Fund Institutional Class

●	PIMCO Emerging Markets Currency and Short-Term Investments Fund I-2

●	PIMCO Emerging Markets Full Spectrum Bond Fund Institutional Class

●	PIMCO Emerging Markets Local Currency and Bond Fund Class A

●	PIMCO Emerging Markets Local Currency and Bond Fund Class C

●	PIMCO Emerging Markets Local Currency and Bond Fund Institutional Class

●	PIMCO Emerging Markets Local Currency and Bond Fund I-2

●	PIMCO Emerging Markets Local Currency and Bond Fund I-3

●	PIMCO Global Advantage® Strategy Bond Fund Class A

●	PIMCO Global Advantage® Strategy Bond Fund Institutional Class

●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class A

●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class C

●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Institutional Class

●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) I-2

●	PIMCO International Bond Fund (Unhedged) Class A

●	PIMCO International Bond Fund (Unhedged) Administrative Class

●	PIMCO International Bond Fund (Unhedged) Class C

●	PIMCO International Bond Fund (Unhedged) Institutional Class

●	PIMCO International Bond Fund (Unhedged) I-2

●	PIMCO International Bond Fund (Unhedged) I-3

To be filed under the immediately following first companion submission on Form N-CSR:

●	PIMCO RAE Fundamental Advantage PLUS Fund Class A

●	PIMCO RAE Fundamental Advantage PLUS Fund Institutional Class

●	PIMCO RAE PLUS EMG Fund Institutional Class

●	PIMCO RAE PLUS EMG Fund I-2

●	PIMCO RAE PLUS EMG Fund Class A

●	PIMCO RAE PLUS EMG Fund Class C

●	PIMCO RAE PLUS Fund Class A

●	PIMCO RAE PLUS Fund Class C

●	PIMCO RAE PLUS Fund Institutional Class

●	PIMCO RAE PLUS Fund I-2

●	PIMCO RAE PLUS Fund I-3

●	PIMCO RAE PLUS International Fund Institutional Class

●	PIMCO RAE PLUS International Fund Class A

●	PIMCO RAE PLUS International Fund I-2

●	PIMCO RAE PLUS Small Fund Institutional Class

●	PIMCO RAE PLUS Small Fund Class A

●	PIMCO RAE PLUS Small Fund Class C

●	PIMCO RAE PLUS Small Fund I-2

●	PIMCO RAE Worldwide Long/Short PLUS Fund Class A

●	PIMCO RAE Worldwide Long/Short PLUS Fund Class C

●	PIMCO RAE Worldwide Long/Short PLUS Fund I-2

●	PIMCO RAE Worldwide Long/Short PLUS Fund Institutional Class

●	PIMCO StocksPLUS® Absolute Return Fund Class A

●	PIMCO StocksPLUS® Absolute Return Fund Class C

●	PIMCO StocksPLUS® Absolute Return Fund Institutional Class

●	PIMCO StocksPLUS® Absolute Return Fund I-2

●	PIMCO StocksPLUS® Absolute Return Fund I-3

●	PIMCO StocksPLUS® Fund Class A

●	PIMCO StocksPLUS® Fund Class C

●	PIMCO StocksPLUS® Fund Institutional Class

●	PIMCO StocksPLUS® Fund I-2

●	PIMCO StocksPLUS® Fund Class R

●	PIMCO StocksPLUS® Fund I-3

●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A

●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C

●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Institutional Class

●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-2

●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-3

●	PIMCO StocksPLUS® International Fund (Unhedged) Class A

●	PIMCO StocksPLUS® International Fund (Unhedged) Class C

●	PIMCO StocksPLUS® International Fund (Unhedged) Institutional Class

●	PIMCO StocksPLUS® International Fund (Unhedged) I-2

●	PIMCO StocksPLUS® International Fund (Unhedged) I-3

●	PIMCO StocksPLUS® Long Duration Fund Institutional Class

●	PIMCO StocksPLUS® Short Fund Class A

●	PIMCO StocksPLUS® Short Fund Class C

●	PIMCO StocksPLUS® Short Fund Institutional Class

●	PIMCO StocksPLUS® Short Fund I-2

●	PIMCO StocksPLUS® Short Fund I-3

●	PIMCO StocksPLUS® Small Fund Class A

●	PIMCO StocksPLUS® Small Fund Class C

●	PIMCO StocksPLUS® Small Fund Institutional Class

●	PIMCO StocksPLUS® Small Fund I-2

●	PIMCO StocksPLUS® Small Fund I-3

To be filed under the immediately following second companion submission on Form N-CSR:

●	PIMCO Climate Bond Fund Class A

●	PIMCO Climate Bond Fund Class C

●	PIMCO Climate Bond Fund Institutional Class

●	PIMCO Climate Bond Fund I-2

●	PIMCO Climate Bond Fund I-3

●	PIMCO Dynamic Bond Fund Class A

●	PIMCO Dynamic Bond Fund Class C

●	PIMCO Dynamic Bond Fund Institutional Class

●	PIMCO Dynamic Bond Fund I-2

●	PIMCO Dynamic Bond Fund Class R

●	PIMCO Dynamic Bond Fund I-3

●	PIMCO Extended Duration Fund Institutional Class

●	PIMCO Extended Duration Fund I-2

●	PIMCO GNMA and Government Securities Fund Class A

●	PIMCO GNMA and Government Securities Fund Class C

●	PIMCO GNMA and Government Securities Fund Institutional Class

●	PIMCO GNMA and Government Securities Fund I-2

●	PIMCO GNMA and Government Securities Fund I-3

●	PIMCO Investment Grade Credit Bond Fund Class A

●	PIMCO Investment Grade Credit Bond Fund Administrative Class

●	PIMCO Investment Grade Credit Bond Fund Class C

●	PIMCO Investment Grade Credit Bond Fund Institutional Class

●	PIMCO Investment Grade Credit Bond Fund I-2

●	PIMCO Investment Grade Credit Bond Fund I-3

●	PIMCO Long Duration Total Return Fund Institutional Class

●	PIMCO Long Duration Total Return Fund I-2

●	PIMCO Long Duration Total Return Fund Class A

●	PIMCO Long Duration Total Return Fund Class C

●	PIMCO Long-Term U.S. Government Fund Class A

●	PIMCO Long-Term U.S. Government Fund Class C

●	PIMCO Long-Term U.S. Government Fund Institutional Class

●	PIMCO Long-Term U.S. Government Fund I-2

●	PIMCO Low Duration Opportunities Fund Class A

●	PIMCO Low Duration Opportunities Fund Class C

●	PIMCO Low Duration Opportunities Fund Institutional Class

●	PIMCO Low Duration Opportunities Fund I-2

●	PIMCO Moderate Duration Fund Institutional Class

●	PIMCO Moderate Duration Fund I-2

●	PIMCO Mortgage Opportunities and Bond Fund I-3

●	PIMCO Mortgage Opportunities and Bond Fund Class A

●	PIMCO Mortgage Opportunities and Bond Fund Class C

●	PIMCO Mortgage Opportunities and Bond Fund Institutional Class

●	PIMCO Mortgage Opportunities and Bond Fund I-2

●	PIMCO Total Return ESG Fund Administrative Class

●	PIMCO Total Return ESG Fund Institutional Class

●	PIMCO Total Return ESG Fund I-2

●	PIMCO Total Return ESG Fund Class A

●	PIMCO Total Return ESG Fund Class C

●	PIMCO Total Return ESG Fund I-3

●	PIMCO Total Return Fund II Institutional Class

●	PIMCO Total Return Fund II I-2

●	PIMCO Total Return Fund IV Class A

●	PIMCO Total Return Fund IV Institutional Class

●	PIMCO Total Return Fund V Institutional Class

To be filed under the immediately following third companion submission on Form N-CSR:

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class A

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Administrative Class

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class C

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Institutional Class

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-2

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class R

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-3

●	PIMCO ABS and Short-Term Investments Portfolio

●	PIMCO EM Bond and Short-Term Investments Portfolio

●	PIMCO High Yield and Short-Term Investments Portfolio

●	PIMCO Investment Grade Credit Bond Portfolio

●	PIMCO Long Duration Credit Bond Portfolio

●	PIMCO Low Duration Portfolio

●	PIMCO Moderate Duration Portfolio

●	PIMCO Mortgage and Short-Term Investments Portfolio

●	PIMCO Municipal Portfolio

●	PIMCO Real Return Portfolio

●	PIMCO Sector Funds Series – AM

●	PIMCO Sector Fund Series – H

●	PIMCO Sector Fund Series – I

●	PIMCO Short-Term Portfolio

●	PIMCO Short-Term Floating NAV Portfolio II

●	PIMCO U.S. Government and Short-Term Investments Portfolio

●	PIMCO International Portfolio

●	PIMCO Short Asset Portfolio

●	PIMCO Short-Term Floating NAV Portfolio III

To be filed under the immediately following fourth companion submission on Form N-CSR:

●	PIMCO All Asset: Multi-RAE PLUS Fund

●	PIMCO All Asset: Multi-Real Fund

●	PIMCO All Authority: Multi-RAE PLUS Fund

●	PIMCO Income Fund Class A

●	PIMCO Income Fund Administrative Class

●	PIMCO Income Fund Class C

●	PIMCO Income Fund Institutional Class

●	PIMCO Income Fund I-2

●	PIMCO Income Fund Class R

●	PIMCO Income Fund I-3

●	PIMCO Total Return Fund Class A

●	PIMCO Total Return Fund Administrative Class

●	PIMCO Total Return Fund Class C

●	PIMCO Total Return Fund Institutional Class

●	PIMCO Total Return Fund I-2

●	PIMCO Total Return Fund Class R

●	PIMCO Total Return Fund I-3

●	PIMCO Credit Opportunities Bond Fund Class A

●	PIMCO Credit Opportunities Bond Fund Class C

●	PIMCO Credit Opportunities Bond Fund Institutional Class

●	PIMCO Credit Opportunities Bond Fund I-2

●	PIMCO Diversified Income Fund Class A

●	PIMCO Diversified Income Fund Administrative Class

●	PIMCO Diversified Income Fund Class C

●	PIMCO Diversified Income Fund Institutional Class

●	PIMCO Diversified Income Fund I-2

●	PIMCO Diversified Income Fund I-3

●	PIMCO ESG Income Fund Class A

●	PIMCO ESG Income Fund Class C

●	PIMCO ESG Income Fund Institutional Class

●	PIMCO ESG Income Fund I-2

●	PIMCO ESG Income Fund I-3

●	PIMCO High Yield Fund Class A

●	PIMCO High Yield Fund Administrative Class

●	PIMCO High Yield Fund Class C

●	PIMCO High Yield Fund Institutional Class

●	PIMCO High Yield Fund I-2

●	PIMCO High Yield Fund Class R

●	PIMCO High Yield Fund I-3

●	PIMCO High Yield Spectrum Fund Class A

●	PIMCO High Yield Spectrum Fund Class C

●	PIMCO High Yield Spectrum Fund Institutional Class

●	PIMCO High Yield Spectrum Fund I-2

●	PIMCO High Yield Spectrum Fund I-3

●	PIMCO Long-Term Credit Bond Fund Institutional Class

●	PIMCO Long-Term Credit Bond Fund I-2

●	PIMCO Low Duration Credit Fund Class A

●	PIMCO Low Duration Credit Fund Class C

●	PIMCO Low Duration Credit Fund Institutional Class

●	PIMCO Low Duration Credit Fund I-2

●	PIMCO Low Duration Income Fund Class A

●	PIMCO Low Duration Income Fund Class C

●	PIMCO Low Duration Income Fund Institutional Class

●	PIMCO Low Duration Income Fund I-2

●	PIMCO Low Duration Income Fund I-3

●	PIMCO Low Duration Income Fund Class C-2

●	PIMCO Preferred and Capital Securities Fund Class A

●	PIMCO Preferred and Capital Securities Fund Class C

●	PIMCO Preferred and Capital Securities Fund I-2

●	PIMCO Preferred and Capital Securities Fund Institutional Class

●	PIMCO Preferred and Capital Securities Fund I-3

To be filed under the immediately following fifth companion submission on Form N-CSR:

●	PIMCO Government Money Market Fund Class A

●	PIMCO Government Money Market Fund Class C

●	PIMCO Government Money Market Fund Class M

●	PIMCO Government Money Market Fund I-2

●	PIMCO Government Money Market Fund Institutional Class

●	PIMCO Government Money Market Fund Administrative Class

●	PIMCO Low Duration Fund Class A

●	PIMCO Low Duration Fund Administrative Class

●	PIMCO Low Duration Fund Class C

●	PIMCO Low Duration Fund Institutional Class

●	PIMCO Low Duration Fund I-2

●	PIMCO Low Duration Fund Class R

●	PIMCO Low Duration Fund I-3

●	PIMCO Low Duration Fund Class C-2

●	PIMCO Low Duration Fund II Administrative Class

●	PIMCO Low Duration Fund II Institutional Class

●	PIMCO Low Duration ESG Fund Institutional Class

●	PIMCO Low Duration ESG Fund I-2

●	PIMCO Short Asset Investment Fund Class A

●	PIMCO Short Asset Investment Fund Administrative Class

●	PIMCO Short Asset Investment Fund Institutional Class

●	PIMCO Short Asset Investment Fund I-2

●	PIMCO Short Asset Investment Fund Class M

●	PIMCO Short Asset Investment Fund I-3

●	PIMCO Short-Term Fund Class A

●	PIMCO Short-Term Fund Administrative Class

●	PIMCO Short-Term Fund Class C

●	PIMCO Short-Term Fund Institutional Class

●	PIMCO Short-Term Fund I-2

●	PIMCO Short-Term Fund Class R

●	PIMCO Short-Term Fund I-3

●	PIMCO CommoditiesPLUS® Strategy Fund Class A

●	PIMCO CommoditiesPLUS® Strategy Fund Class C

●	PIMCO CommoditiesPLUS® Strategy Fund Institutional Class

●	PIMCO CommoditiesPLUS® Strategy Fund I-2

●	PIMCO CommoditiesPLUS® Strategy Fund I-3

●	PIMCO CommodityRealReturnStrategy Fund® Class A

●	PIMCO CommodityRealReturnStrategy Fund® Administrative Class

●	PIMCO CommodityRealReturnStrategy Fund® Class C

●	PIMCO CommodityRealReturnStrategy Fund® Institutional Class

●	PIMCO CommodityRealReturnStrategy Fund® I-2

●	PIMCO CommodityRealReturnStrategy Fund® Class R

●	PIMCO CommodityRealReturnStrategy Fund® I-3

●	PIMCO Inflation Response Multi-Asset Fund Class A

●	PIMCO Inflation Response Multi-Asset Fund Institutional Class

●	PIMCO Inflation Response Multi-Asset Fund I-2

●	PIMCO Inflation Response Multi-Asset Fund I-3

●	PIMCO Long-Term Real Return Fund Institutional Class

●	PIMCO Long-Term Real Return Fund I-2

●	PIMCO Real Return Fund Class A

●	PIMCO Real Return Fund Administrative Class

●	PIMCO Real Return Fund Class C

●	PIMCO Real Return Fund Institutional Class

●	PIMCO Real Return Fund I-2

●	PIMCO Real Return Fund Class R

●	PIMCO Real Return Fund I-3

●	PIMCO RealEstateRealReturn Strategy Fund Class A

●	PIMCO RealEstateRealReturn Strategy Fund Class C

●	PIMCO RealEstateRealReturn Strategy Fund Institutional Class

●	PIMCO RealEstateRealReturn Strategy Fund I-2

●	PIMCO RealEstateRealReturn Strategy Fund I-3

●	PIMCO TRENDS Managed Futures Strategy Fund I-3

●	PIMCO TRENDS Managed Futures Strategy Fund Class C

●	PIMCO TRENDS Managed Futures Strategy Fund Class A

●	PIMCO TRENDS Managed Futures Strategy Fund Institutional Class

●	PIMCO TRENDS Managed Futures Strategy Fund I-2

Class A: PAUAX

PIMCO All Asset All Authority Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$328	3.21%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in short-term bonds, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in U.S. & global core bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in real estate investment trusts and master limited partnerships, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  The Fund has a line of credit up to 1.5x of net assets to invest in additional UPFs exposure. As the cost of borrowing thereunder is tied to 1M SOFR, and front-end rates remained elevated, interest costs associated with this borrowing remained higher than recent history, though the returns of the money the Fund invested were positive on average.

  Positions in select liquid alternatives, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

  Short positions in U.S. equities, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS Index	Consumer Price Index +650 Basis Points
3/31/15	$9,450	$10,000	$10,000	$10,000
4/30/15	$9,752	$9,944	$10,074	$10,062
5/31/15	$9,585	$9,903	$9,991	$10,147
6/30/15	$9,421	$9,780	$9,894	$10,227
7/31/15	$9,222	$9,877	$9,914	$10,296
8/31/15	$8,813	$9,851	$9,838	$10,350
9/30/15	$8,465	$9,909	$9,780	$10,383
10/31/15	$8,677	$9,941	$9,805	$10,447
11/30/15	$8,486	$9,946	$9,795	$10,513
12/31/15	$8,337	$9,919	$9,718	$10,558
1/31/16	$8,261	$10,064	$9,862	$10,609
2/29/16	$8,218	$10,161	$9,972	$10,652
3/31/16	$8,791	$10,244	$10,151	$10,739
4/30/16	$9,119	$10,262	$10,186	$10,834
5/31/16	$8,857	$10,305	$10,114	$10,916
6/30/16	$9,183	$10,501	$10,324	$11,002
7/31/16	$9,369	$10,564	$10,414	$11,055
8/31/16	$9,402	$10,559	$10,367	$11,132
9/30/16	$9,533	$10,557	$10,424	$11,219
10/31/16	$9,588	$10,455	$10,382	$11,302
11/30/16	$9,248	$10,282	$10,183	$11,374
12/31/16	$9,438	$10,311	$10,173	$11,461
1/31/17	$9,641	$10,273	$10,259	$11,565
2/28/17	$9,775	$10,361	$10,307	$11,643
3/31/17	$9,860	$10,356	$10,301	$11,699
4/30/17	$9,917	$10,426	$10,362	$11,774
5/31/17	$10,029	$10,487	$10,358	$11,828
6/30/17	$10,023	$10,458	$10,260	$11,898
7/31/17	$10,227	$10,492	$10,305	$11,964
8/31/17	$10,352	$10,588	$10,415	$12,071
9/30/17	$10,328	$10,539	$10,348	$12,192
10/31/17	$10,362	$10,583	$10,370	$12,265
11/30/17	$10,339	$10,600	$10,384	$12,360
12/31/17	$10,531	$10,624	$10,479	$12,450
1/31/18	$10,719	$10,548	$10,389	$12,566
2/28/18	$10,448	$10,524	$10,288	$12,664
3/31/18	$10,533	$10,611	$10,396	$12,733
4/30/18	$10,545	$10,572	$10,390	$12,831
5/31/18	$10,332	$10,611	$10,434	$12,926
6/30/18	$10,178	$10,631	$10,476	$13,005
7/31/18	$10,237	$10,634	$10,426	$13,083
8/31/18	$9,964	$10,667	$10,501	$13,174
9/30/18	$10,041	$10,626	$10,390	$13,269
10/31/18	$9,814	$10,605	$10,242	$13,368
11/30/18	$9,838	$10,657	$10,290	$13,429
12/31/18	$9,840	$10,811	$10,347	$13,509
1/31/19	$10,225	$10,925	$10,486	$13,569
2/28/19	$10,200	$10,938	$10,484	$13,679
3/31/19	$10,194	$11,134	$10,677	$13,800
4/30/19	$10,194	$11,141	$10,713	$13,921
5/31/19	$10,156	$11,301	$10,890	$13,998
6/30/19	$10,377	$11,460	$10,983	$14,068
7/31/19	$10,277	$11,550	$11,022	$14,173
8/31/19	$10,076	$11,812	$11,284	$14,260
9/30/19	$10,194	$11,757	$11,131	$14,355
10/31/19	$10,332	$11,737	$11,159	$14,469
11/30/19	$10,257	$11,723	$11,176	$14,583
12/31/19	$10,543	$11,699	$11,219	$14,700
1/31/20	$10,289	$11,910	$11,454	$14,804
2/29/20	$9,984	$12,056	$11,613	$14,889
3/31/20	$8,482	$11,868	$11,409	$14,903
4/30/20	$8,992	$12,060	$11,726	$14,870
5/31/20	$9,285	$12,095	$11,761	$14,936
6/30/20	$9,589	$12,155	$11,892	$15,083
7/31/20	$9,895	$12,288	$12,166	$15,235
8/31/20	$9,857	$12,199	$12,299	$15,369
9/30/20	$9,724	$12,243	$12,253	$15,488
10/31/20	$9,620	$12,244	$12,174	$15,587
11/30/20	$10,526	$12,314	$12,311	$15,702
12/31/20	$10,981	$12,352	$12,452	$15,850
1/31/21	$11,260	$12,286	$12,493	$15,967
2/28/21	$11,485	$12,095	$12,292	$16,105
3/31/21	$11,616	$12,047	$12,269	$16,263
4/30/21	$11,903	$12,078	$12,440	$16,452
5/31/21	$12,259	$12,105	$12,591	$16,642
6/30/21	$12,369	$12,164	$12,667	$16,866
7/31/21	$12,369	$12,316	$13,005	$17,028
8/31/21	$12,439	$12,291	$12,982	$17,164
9/30/21	$12,247	$12,175	$12,889	$17,326
10/31/21	$12,479	$12,143	$13,035	$17,571
11/30/21	$12,160	$12,230	$13,152	$17,801
12/31/21	$12,619	$12,180	$13,194	$18,015
1/31/22	$12,374	$11,989	$12,927	$18,215
2/28/22	$12,175	$11,829	$13,037	$18,432
3/31/22	$12,272	$11,574	$12,795	$18,709
4/30/22	$11,744	$11,263	$12,533	$18,876
5/31/22	$11,729	$11,248	$12,409	$19,144
6/30/22	$10,787	$11,077	$12,016	$19,480
7/31/22	$11,228	$11,359	$12,539	$19,574
8/31/22	$10,897	$11,063	$12,206	$19,690
9/30/22	$9,847	$10,707	$11,398	$19,873
10/31/22	$10,163	$10,671	$11,540	$20,076
11/30/22	$10,796	$10,943	$11,750	$20,228
12/31/22	$10,594	$10,814	$11,631	$20,340
1/31/23	$11,294	$11,063	$11,844	$20,554
2/28/23	$10,844	$10,886	$11,681	$20,728
3/31/23	$10,945	$11,128	$12,019	$20,848
4/30/23	$11,013	$11,185	$12,032	$21,037
5/31/23	$10,625	$11,141	$11,888	$21,178
6/30/23	$10,838	$11,134	$11,848	$21,342
7/31/23	$11,041	$11,138	$11,863	$21,488
8/31/23	$10,754	$11,124	$11,757	$21,702
9/30/23	$10,430	$10,932	$11,540	$21,900
10/31/23	$10,193	$10,854	$11,457	$22,033
11/30/23	$10,667	$11,228	$11,767	$22,178
12/31/23	$11,133	$11,586	$12,084	$22,338
1/31/24	$11,081	$11,564	$12,105	$22,529
2/29/24	$10,995	$11,484	$11,975	$22,731
3/31/24	$11,165	$11,588	$12,074	$22,926
4/30/24	$10,854	$11,401	$11,870	$23,110
5/31/24	$11,078	$11,502	$12,074	$23,240
6/30/24	$11,061	$11,602	$12,169	$23,363
7/31/24	$11,373	$11,826	$12,386	$23,516
8/31/24	$11,512	$11,956	$12,483	$23,680
9/30/24	$11,736	$12,094	$12,670	$23,856
10/31/24	$11,282	$11,931	$12,443	$24,031
11/30/24	$11,526	$12,072	$12,503	$24,221
12/31/24	$11,218	$11,980	$12,306	$24,432
1/31/25	$11,394	$12,026	$12,465	$24,669
2/28/25	$11,640	$12,171	$12,736	$24,849
3/31/25	$11,634	$12,120	$12,818	$24,968

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.21%	6.52%	2.10%
Class A (including sales charge)	(1.53%)	5.32%	1.53%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%
Consumer Price Index +650 Basis Points	8.91%	10.87%	9.58%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$998,287
# of Portfolio Holdings	29
Portfolio Turnover Rate	54%
Total Net Advisory Fees Paid During the Reporting Period	$2,805
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	140.2%
Other Assets and Liabilities, Net	(40.2%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Low Duration Fund	28.1%
PIMCO Total Return Fund	17.7%
PIMCO All Authority: Multi-RAE PLUS Fund	17.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	8.5%
PIMCO RealEstateRealReturn Strategy Fund	7.7%
PIMCO All Asset: Multi-Real Fund	7.0%
PIMCO High Yield Fund	5.7%
PIMCO TRENDS Managed Futures Strategy Fund	5.4%
PIMCO Emerging Markets Local Currency and Bond Fund	5.3%
PIMCO RAE Worldwide Long/Short PLUS Fund	4.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.41% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds by 0.25% and interest expense by 0.16% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PAUAX

PIMCO All Asset All Authority Fund

Annual Shareholder Report |

March 31, 2025

PIMS4019TSRAR_033125

Class C: PAUCX

PIMCO All Asset All Authority Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$403	3.96%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in short-term bonds, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in U.S. & global core bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in real estate investment trusts and master limited partnerships, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  The Fund has a line of credit up to 1.5x of net assets to invest in additional UPFs exposure. As the cost of borrowing thereunder is tied to 1M SOFR, and front-end rates remained elevated, interest costs associated with this borrowing remained higher than recent history, though the returns of the money the Fund invested were positive on average.

  Positions in select liquid alternatives, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

  Short positions in U.S. equities, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS Index	Consumer Price Index +650 Basis Points
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,319	$9,944	$10,074	$10,062
5/31/15	$10,132	$9,903	$9,991	$10,147
6/30/15	$9,953	$9,780	$9,894	$10,227
7/31/15	$9,732	$9,877	$9,914	$10,296
8/31/15	$9,300	$9,851	$9,838	$10,350
9/30/15	$8,924	$9,909	$9,780	$10,383
10/31/15	$9,147	$9,941	$9,805	$10,447
11/30/15	$8,935	$9,946	$9,795	$10,513
12/31/15	$8,778	$9,919	$9,718	$10,558
1/31/16	$8,687	$10,064	$9,862	$10,609
2/29/16	$8,641	$10,161	$9,972	$10,652
3/31/16	$9,241	$10,244	$10,151	$10,739
4/30/16	$9,574	$10,262	$10,186	$10,834
5/31/16	$9,287	$10,305	$10,114	$10,916
6/30/16	$9,626	$10,501	$10,324	$11,002
7/31/16	$9,810	$10,564	$10,414	$11,055
8/31/16	$9,856	$10,559	$10,367	$11,132
9/30/16	$9,975	$10,557	$10,424	$11,219
10/31/16	$10,032	$10,455	$10,382	$11,302
11/30/16	$9,664	$10,282	$10,183	$11,374
12/31/16	$9,851	$10,311	$10,173	$11,461
1/31/17	$10,062	$10,273	$10,259	$11,565
2/28/17	$10,203	$10,361	$10,307	$11,643
3/31/17	$10,285	$10,356	$10,301	$11,699
4/30/17	$10,332	$10,426	$10,362	$11,774
5/31/17	$10,437	$10,487	$10,358	$11,828
6/30/17	$10,427	$10,458	$10,260	$11,898
7/31/17	$10,640	$10,492	$10,305	$11,964
8/31/17	$10,758	$10,588	$10,415	$12,071
9/30/17	$10,722	$10,539	$10,348	$12,192
10/31/17	$10,758	$10,583	$10,370	$12,265
11/30/17	$10,734	$10,600	$10,384	$12,360
12/31/17	$10,910	$10,624	$10,479	$12,450
1/31/18	$11,106	$10,548	$10,389	$12,566
2/28/18	$10,825	$10,524	$10,288	$12,664
3/31/18	$10,907	$10,611	$10,396	$12,733
4/30/18	$10,919	$10,572	$10,390	$12,831
5/31/18	$10,686	$10,611	$10,434	$12,926
6/30/18	$10,512	$10,631	$10,476	$13,005
7/31/18	$10,573	$10,634	$10,426	$13,083
8/31/18	$10,290	$10,667	$10,501	$13,174
9/30/18	$10,349	$10,626	$10,390	$13,269
10/31/18	$10,115	$10,605	$10,242	$13,368
11/30/18	$10,127	$10,657	$10,290	$13,429
12/31/18	$10,129	$10,811	$10,347	$13,509
1/31/19	$10,525	$10,925	$10,486	$13,569
2/28/19	$10,487	$10,938	$10,484	$13,679
3/31/19	$10,475	$11,134	$10,677	$13,800
4/30/19	$10,462	$11,141	$10,713	$13,921
5/31/19	$10,424	$11,301	$10,890	$13,998
6/30/19	$10,648	$11,460	$10,983	$14,068
7/31/19	$10,533	$11,550	$11,022	$14,173
8/31/19	$10,314	$11,812	$11,284	$14,260
9/30/19	$10,425	$11,757	$11,131	$14,355
10/31/19	$10,566	$11,737	$11,159	$14,469
11/30/19	$10,476	$11,723	$11,176	$14,583
12/31/19	$10,769	$11,699	$11,219	$14,700
1/31/20	$10,509	$11,910	$11,454	$14,804
2/29/20	$10,185	$12,056	$11,613	$14,889
3/31/20	$8,652	$11,868	$11,409	$14,903
4/30/20	$9,158	$12,060	$11,726	$14,870
5/31/20	$9,457	$12,095	$11,761	$14,936
6/30/20	$9,755	$12,155	$11,892	$15,083
7/31/20	$10,067	$12,288	$12,166	$15,235
8/31/20	$10,015	$12,199	$12,299	$15,369
9/30/20	$9,869	$12,243	$12,253	$15,488
10/31/20	$9,764	$12,244	$12,174	$15,587
11/30/20	$10,671	$12,314	$12,311	$15,702
12/31/20	$11,135	$12,352	$12,452	$15,850
1/31/21	$11,403	$12,286	$12,493	$15,967
2/28/21	$11,632	$12,095	$12,292	$16,105
3/31/21	$11,759	$12,047	$12,269	$16,263
4/30/21	$12,049	$12,078	$12,440	$16,452
5/31/21	$12,395	$12,105	$12,591	$16,642
6/30/21	$12,487	$12,164	$12,667	$16,866
7/31/21	$12,487	$12,316	$13,005	$17,028
8/31/21	$12,558	$12,291	$12,982	$17,164
9/30/21	$12,352	$12,175	$12,889	$17,326
10/31/21	$12,570	$12,143	$13,035	$17,571
11/30/21	$12,249	$12,230	$13,152	$17,801
12/31/21	$12,713	$12,180	$13,194	$18,015
1/31/22	$12,452	$11,989	$12,927	$18,215
2/28/22	$12,237	$11,829	$13,037	$18,432
3/31/22	$12,328	$11,574	$12,795	$18,709
4/30/22	$11,799	$11,263	$12,533	$18,876
5/31/22	$11,768	$11,248	$12,409	$19,144
6/30/22	$10,825	$11,077	$12,016	$19,480
7/31/22	$11,250	$11,359	$12,539	$19,574
8/31/22	$10,919	$11,063	$12,206	$19,690
9/30/22	$9,864	$10,707	$11,398	$19,873
10/31/22	$10,164	$10,671	$11,540	$20,076
11/30/22	$10,795	$10,943	$11,750	$20,228
12/31/22	$10,596	$10,814	$11,631	$20,340
1/31/23	$11,277	$11,063	$11,844	$20,554
2/28/23	$10,812	$10,886	$11,681	$20,728
3/31/23	$10,912	$11,128	$12,019	$20,848
4/30/23	$10,979	$11,185	$12,032	$21,037
5/31/23	$10,578	$11,141	$11,888	$21,178
6/30/23	$10,774	$11,134	$11,848	$21,342
7/31/23	$10,975	$11,138	$11,863	$21,488
8/31/23	$10,690	$11,124	$11,757	$21,702
9/30/23	$10,365	$10,932	$11,540	$21,900
10/31/23	$10,131	$10,854	$11,457	$22,033
11/30/23	$10,583	$11,228	$11,767	$22,178
12/31/23	$11,050	$11,586	$12,084	$22,338
1/31/24	$10,982	$11,564	$12,105	$22,529
2/29/24	$10,897	$11,484	$11,975	$22,731
3/31/24	$11,047	$11,588	$12,074	$22,926
4/30/24	$10,723	$11,401	$11,870	$23,110
5/31/24	$10,944	$11,502	$12,074	$23,240
6/30/24	$10,927	$11,602	$12,169	$23,363
7/31/24	$11,235	$11,826	$12,386	$23,516
8/31/24	$11,371	$11,956	$12,483	$23,680
9/30/24	$11,569	$12,094	$12,670	$23,856
10/31/24	$11,124	$11,931	$12,443	$24,031
11/30/24	$11,363	$12,072	$12,503	$24,221
12/31/24	$11,034	$11,980	$12,306	$24,432
1/31/25	$11,206	$12,026	$12,465	$24,669
2/28/25	$11,447	$12,171	$12,736	$24,849
3/31/25	$11,422	$12,120	$12,818	$24,968

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	3.40%	5.71%	1.34%
Class C (including sales charge)	2.40%	5.71%	1.34%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%
Consumer Price Index +650 Basis Points	8.91%	10.87%	9.58%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$998,287
# of Portfolio Holdings	29
Portfolio Turnover Rate	54%
Total Net Advisory Fees Paid During the Reporting Period	$2,805
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	140.2%
Other Assets and Liabilities, Net	(40.2%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Low Duration Fund	28.1%
PIMCO Total Return Fund	17.7%
PIMCO All Authority: Multi-RAE PLUS Fund	17.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	8.5%
PIMCO RealEstateRealReturn Strategy Fund	7.7%
PIMCO All Asset: Multi-Real Fund	7.0%
PIMCO High Yield Fund	5.7%
PIMCO TRENDS Managed Futures Strategy Fund	5.4%
PIMCO Emerging Markets Local Currency and Bond Fund	5.3%
PIMCO RAE Worldwide Long/Short PLUS Fund	4.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.41% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds by 0.25% and interest expense by 0.16% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PAUCX

PIMCO All Asset All Authority Fund

Annual Shareholder Report |

March 31, 2025

PIMS4219TSRAR_033125

I-3: PAUNX

PIMCO All Asset All Authority Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$298	2.91%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in short-term bonds, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in U.S. & global core bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in real estate investment trusts and master limited partnerships, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  The Fund has a line of credit up to 1.5x of net assets to invest in additional UPFs exposure. As the cost of borrowing thereunder is tied to 1M SOFR, and front-end rates remained elevated, interest costs associated with this borrowing remained higher than recent history, though the returns of the money the Fund invested were positive on average.

  Positions in select liquid alternatives, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

  Short positions in U.S. equities, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS Index	Consumer Price Index +650 Basis Points
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,032,908	$994,409	$1,007,358	$1,006,239
5/31/15	$1,015,096	$990,287	$999,089	$1,014,684
6/30/15	$997,334	$978,046	$989,363	$1,022,710
7/31/15	$976,065	$987,733	$991,398	$1,029,635
8/31/15	$933,707	$985,063	$983,840	$1,035,040
9/30/15	$896,814	$990,905	$978,028	$1,038,296
10/31/15	$920,258	$994,119	$980,501	$1,044,693
11/30/15	$899,883	$994,576	$979,546	$1,051,344
12/31/15	$884,173	$991,885	$971,787	$1,055,814
1/31/16	$875,936	$1,006,395	$986,217	$1,060,921
2/29/16	$871,176	$1,016,068	$997,187	$1,065,166
3/31/16	$932,867	$1,024,433	$1,015,106	$1,073,916
4/30/16	$967,521	$1,026,173	$1,018,620	$1,083,444
5/31/16	$939,518	$1,030,510	$1,011,416	$1,091,582
6/30/16	$974,823	$1,050,127	$1,032,440	$1,100,224
7/31/16	$994,455	$1,056,401	$1,041,390	$1,105,503
8/31/16	$998,942	$1,055,863	$1,036,719	$1,113,240
9/30/16	$1,012,761	$1,055,737	$1,042,394	$1,121,865
10/31/16	$1,019,606	$1,045,500	$1,038,223	$1,130,211
11/30/16	$983,197	$1,028,232	$1,018,300	$1,137,390
12/31/16	$1,003,594	$1,031,050	$1,017,300	$1,146,094
1/31/17	$1,024,952	$1,027,295	$1,025,852	$1,156,514
2/28/17	$1,040,341	$1,036,089	$1,030,684	$1,164,337
3/31/17	$1,048,891	$1,035,611	$1,030,132	$1,169,937
4/30/17	$1,054,705	$1,042,634	$1,036,226	$1,177,446
5/31/17	$1,066,497	$1,048,720	$1,035,781	$1,182,798
6/30/17	$1,066,522	$1,045,784	$1,025,961	$1,189,789
7/31/17	$1,089,340	$1,049,222	$1,030,532	$1,196,431
8/31/17	$1,102,468	$1,058,784	$1,041,497	$1,207,065
9/30/17	$1,099,744	$1,053,896	$1,034,823	$1,219,249
10/31/17	$1,103,238	$1,058,341	$1,037,037	$1,226,514
11/30/17	$1,101,829	$1,059,981	$1,038,383	$1,236,030
12/31/17	$1,122,220	$1,062,350	$1,047,889	$1,245,001
1/31/18	$1,142,157	$1,054,766	$1,038,904	$1,256,568
2/28/18	$1,114,312	$1,052,388	$1,028,807	$1,266,373
3/31/18	$1,123,040	$1,061,113	$1,039,614	$1,273,254
4/30/18	$1,125,397	$1,057,165	$1,039,018	$1,283,075
5/31/18	$1,102,687	$1,061,115	$1,043,447	$1,292,584
6/30/18	$1,087,262	$1,063,093	$1,047,633	$1,300,529
7/31/18	$1,093,613	$1,063,384	$1,042,593	$1,308,347
8/31/18	$1,064,399	$1,066,652	$1,050,102	$1,317,426
9/30/18	$1,072,415	$1,062,572	$1,039,044	$1,326,934
10/31/18	$1,049,379	$1,060,496	$1,024,151	$1,336,802
11/30/18	$1,050,659	$1,065,684	$1,029,044	$1,342,913
12/31/18	$1,052,018	$1,081,078	$1,034,667	$1,350,856
1/31/19	$1,094,524	$1,092,528	$1,048,586	$1,356,937
2/28/19	$1,090,539	$1,093,841	$1,048,450	$1,367,922
3/31/19	$1,090,567	$1,113,432	$1,067,721	$1,379,993
4/30/19	$1,090,567	$1,114,096	$1,071,271	$1,392,144
5/31/19	$1,086,562	$1,130,127	$1,088,971	$1,399,816
6/30/19	$1,111,163	$1,145,973	$1,098,308	$1,406,798
7/31/19	$1,100,453	$1,154,991	$1,102,211	$1,417,284
8/31/19	$1,079,033	$1,181,184	$1,128,442	$1,425,951
9/30/19	$1,091,053	$1,175,711	$1,113,082	$1,435,537
10/31/19	$1,107,197	$1,173,681	$1,115,928	$1,446,874
11/30/19	$1,099,125	$1,172,304	$1,117,630	$1,458,300
12/31/19	$1,130,788	$1,169,901	$1,121,867	$1,469,995
1/31/20	$1,103,507	$1,191,013	$1,145,423	$1,480,415
2/29/20	$1,070,771	$1,205,590	$1,161,276	$1,488,864
3/31/20	$910,353	$1,186,827	$1,140,859	$1,490,310
4/30/20	$965,029	$1,206,040	$1,172,593	$1,486,991
5/31/20	$997,835	$1,209,459	$1,176,117	$1,493,578
6/30/20	$1,029,597	$1,215,495	$1,189,245	$1,508,322
7/31/20	$1,063,872	$1,228,777	$1,216,571	$1,523,536
8/31/20	$1,059,759	$1,219,873	$1,229,861	$1,536,906
9/30/20	$1,044,878	$1,224,329	$1,225,326	$1,548,816
10/31/20	$1,033,762	$1,224,418	$1,217,412	$1,558,723
11/30/20	$1,131,024	$1,231,405	$1,231,063	$1,570,236
12/31/20	$1,181,012	$1,235,188	$1,245,186	$1,584,955
1/31/21	$1,210,965	$1,228,563	$1,249,304	$1,596,707
2/28/21	$1,236,639	$1,209,452	$1,229,179	$1,610,467
3/31/21	$1,251,340	$1,204,687	$1,226,855	$1,626,281
4/30/21	$1,282,255	$1,207,836	$1,244,024	$1,645,168
5/31/21	$1,322,004	$1,210,532	$1,259,091	$1,664,242
6/30/21	$1,331,461	$1,216,436	$1,266,717	$1,686,566
7/31/21	$1,332,976	$1,231,555	$1,300,475	$1,702,844
8/31/21	$1,340,550	$1,229,087	$1,298,188	$1,716,437
9/30/21	$1,321,044	$1,217,483	$1,288,906	$1,732,560
10/31/21	$1,346,028	$1,214,299	$1,303,532	$1,757,095
11/30/21	$1,311,675	$1,222,961	$1,315,189	$1,780,107
12/31/21	$1,362,358	$1,218,001	$1,319,351	$1,801,451
1/31/22	$1,335,969	$1,198,865	$1,292,667	$1,821,492
2/28/22	$1,314,527	$1,182,918	$1,303,707	$1,843,167
3/31/22	$1,324,052	$1,157,419	$1,279,468	$1,870,886
4/30/22	$1,268,744	$1,126,312	$1,253,318	$1,887,586
5/31/22	$1,267,068	$1,124,762	$1,240,883	$1,914,378
6/30/22	$1,166,103	$1,107,692	$1,201,616	$1,947,972
7/31/22	$1,213,699	$1,135,906	$1,253,928	$1,957,381
8/31/22	$1,178,002	$1,106,252	$1,220,580	$1,969,032
9/30/22	$1,065,088	$1,070,739	$1,139,803	$1,987,346
10/31/22	$1,099,225	$1,067,074	$1,153,964	$2,007,609
11/30/22	$1,169,207	$1,094,267	$1,175,039	$2,022,760
12/31/22	$1,146,887	$1,081,352	$1,163,065	$2,034,033
1/31/23	$1,222,625	$1,106,259	$1,184,372	$2,055,377
2/28/23	$1,173,936	$1,088,614	$1,168,130	$2,072,783
3/31/23	$1,185,594	$1,112,753	$1,201,894	$2,084,754
4/30/23	$1,192,878	$1,118,482	$1,203,212	$2,103,657
5/31/23	$1,150,991	$1,114,079	$1,188,819	$2,117,787
6/30/23	$1,174,637	$1,113,414	$1,184,814	$2,134,184
7/31/23	$1,196,559	$1,113,774	$1,186,301	$2,148,820
8/31/23	$1,165,503	$1,112,375	$1,175,707	$2,170,240
9/30/23	$1,131,373	$1,093,192	$1,154,005	$2,189,957
10/31/23	$1,107,535	$1,085,430	$1,145,656	$2,203,281
11/30/23	$1,157,044	$1,122,750	$1,176,694	$2,217,751
12/31/23	$1,210,336	$1,158,631	$1,208,370	$2,233,820
1/31/24	$1,204,750	$1,156,360	$1,210,515	$2,252,857
2/29/24	$1,193,577	$1,148,426	$1,197,508	$2,273,147
3/31/24	$1,212,749	$1,158,782	$1,207,363	$2,292,583
4/30/24	$1,179,010	$1,140,124	$1,187,004	$2,310,952
5/31/24	$1,203,377	$1,150,213	$1,207,395	$2,324,035
6/30/24	$1,202,213	$1,160,193	$1,216,871	$2,336,293
7/31/24	$1,236,132	$1,182,607	$1,238,574	$2,351,635
8/31/24	$1,253,091	$1,195,560	$1,248,291	$2,367,969
9/30/24	$1,276,387	$1,209,433	$1,267,030	$2,385,576
10/31/24	$1,229,043	$1,193,067	$1,244,299	$2,403,150
11/30/24	$1,255,556	$1,207,238	$1,250,329	$2,422,098
12/31/24	$1,221,373	$1,197,974	$1,230,558	$2,443,182
1/31/25	$1,240,457	$1,202,615	$1,246,472	$2,466,865
2/28/25	$1,267,174	$1,217,096	$1,273,649	$2,484,874
3/31/25	$1,267,354	$1,212,017	$1,281,815	$2,496,750

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	4.50%	6.84%	2.40%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%
Consumer Price Index +650 Basis Points	8.91%	10.87%	9.58%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$998,287
# of Portfolio Holdings	29
Portfolio Turnover Rate	54%
Total Net Advisory Fees Paid During the Reporting Period	$2,805
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	140.2%
Other Assets and Liabilities, Net	(40.2%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Low Duration Fund	28.1%
PIMCO Total Return Fund	17.7%
PIMCO All Authority: Multi-RAE PLUS Fund	17.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	8.5%
PIMCO RealEstateRealReturn Strategy Fund	7.7%
PIMCO All Asset: Multi-Real Fund	7.0%
PIMCO High Yield Fund	5.7%
PIMCO TRENDS Managed Futures Strategy Fund	5.4%
PIMCO Emerging Markets Local Currency and Bond Fund	5.3%
PIMCO RAE Worldwide Long/Short PLUS Fund	4.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.41% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds by 0.25% and interest expense by 0.16% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PAUNX

PIMCO All Asset All Authority Fund

Annual Shareholder Report |

March 31, 2025

PIMS2174TSRAR_033125

Institutional Class: PAUIX

PIMCO All Asset All Authority Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$282	2.76%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in short-term bonds, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in U.S. & global core bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in real estate investment trusts and master limited partnerships, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  The Fund has a line of credit up to 1.5x of net assets to invest in additional UPFs exposure. As the cost of borrowing thereunder is tied to 1M SOFR, and front-end rates remained elevated, interest costs associated with this borrowing remained higher than recent history, though the returns of the money the Fund invested were positive on average.

  Positions in select liquid alternatives, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

  Short positions in U.S. equities, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS Index	Consumer Price Index +650 Basis Points
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,033,076	$994,409	$1,007,358	$1,006,239
5/31/15	$1,015,436	$990,287	$999,089	$1,014,684
6/30/15	$997,833	$978,046	$989,363	$1,022,710
7/31/15	$976,721	$987,733	$991,398	$1,029,635
8/31/15	$934,496	$985,063	$983,840	$1,035,040
9/30/15	$897,722	$990,905	$978,028	$1,038,296
10/31/15	$921,347	$994,119	$980,501	$1,044,693
11/30/15	$901,097	$994,576	$979,546	$1,051,344
12/31/15	$885,516	$991,885	$971,787	$1,055,814
1/31/16	$877,414	$1,006,395	$986,217	$1,060,921
2/29/16	$872,783	$1,016,068	$997,187	$1,065,166
3/31/16	$934,743	$1,024,433	$1,015,106	$1,073,916
4/30/16	$969,621	$1,026,173	$1,018,620	$1,083,444
5/31/16	$941,718	$1,030,510	$1,011,416	$1,091,582
6/30/16	$977,262	$1,050,127	$1,032,440	$1,100,224
7/31/16	$997,111	$1,056,401	$1,041,390	$1,105,503
8/31/16	$1,001,781	$1,055,863	$1,036,719	$1,113,240
9/30/16	$1,015,805	$1,055,737	$1,042,394	$1,121,865
10/31/16	$1,022,843	$1,045,500	$1,038,223	$1,130,211
11/30/16	$986,481	$1,028,232	$1,018,300	$1,137,390
12/31/16	$1,007,115	$1,031,050	$1,017,300	$1,146,094
1/31/17	$1,028,722	$1,027,295	$1,025,852	$1,156,514
2/28/17	$1,044,326	$1,036,089	$1,030,684	$1,164,337
3/31/17	$1,053,087	$1,035,611	$1,030,132	$1,169,937
4/30/17	$1,059,097	$1,042,634	$1,036,226	$1,177,446
5/31/17	$1,071,119	$1,048,720	$1,035,781	$1,182,798
6/30/17	$1,071,320	$1,045,784	$1,025,961	$1,189,789
7/31/17	$1,094,424	$1,049,222	$1,030,532	$1,196,431
8/31/17	$1,107,801	$1,058,784	$1,041,497	$1,207,065
9/30/17	$1,105,246	$1,053,896	$1,034,823	$1,219,249
10/31/17	$1,108,946	$1,058,341	$1,037,037	$1,226,514
11/30/17	$1,107,713	$1,059,981	$1,038,383	$1,236,030
12/31/17	$1,128,402	$1,062,350	$1,047,889	$1,245,001
1/31/18	$1,148,642	$1,054,766	$1,038,904	$1,256,568
2/28/18	$1,120,811	$1,052,388	$1,028,807	$1,266,373
3/31/18	$1,129,781	$1,061,113	$1,039,614	$1,273,254
4/30/18	$1,132,320	$1,057,165	$1,039,018	$1,283,075
5/31/18	$1,109,470	$1,061,115	$1,043,447	$1,292,584
6/30/18	$1,093,880	$1,063,093	$1,047,633	$1,300,529
7/31/18	$1,100,269	$1,063,384	$1,042,593	$1,308,347
8/31/18	$1,072,155	$1,066,652	$1,050,102	$1,317,426
9/30/18	$1,079,200	$1,062,572	$1,039,044	$1,326,934
10/31/18	$1,056,019	$1,060,496	$1,024,151	$1,336,802
11/30/18	$1,058,595	$1,065,684	$1,029,044	$1,342,913
12/31/18	$1,059,144	$1,081,078	$1,034,667	$1,350,856
1/31/19	$1,101,938	$1,092,528	$1,048,586	$1,356,937
2/28/19	$1,097,926	$1,093,841	$1,048,450	$1,367,922
3/31/19	$1,098,326	$1,113,432	$1,067,721	$1,379,993
4/30/19	$1,099,670	$1,114,096	$1,071,271	$1,392,144
5/31/19	$1,095,637	$1,130,127	$1,088,971	$1,399,816
6/30/19	$1,120,316	$1,145,973	$1,098,308	$1,406,798
7/31/19	$1,109,518	$1,154,991	$1,102,211	$1,417,284
8/31/19	$1,087,922	$1,181,184	$1,128,442	$1,425,951
9/30/19	$1,100,521	$1,175,711	$1,113,082	$1,435,537
10/31/19	$1,116,805	$1,173,681	$1,115,928	$1,446,874
11/30/19	$1,108,663	$1,172,304	$1,117,630	$1,458,300
12/31/19	$1,139,833	$1,169,901	$1,121,867	$1,469,995
1/31/20	$1,113,678	$1,191,013	$1,145,423	$1,480,415
2/29/20	$1,080,639	$1,205,590	$1,161,276	$1,488,864
3/31/20	$919,090	$1,186,827	$1,140,859	$1,490,310
4/30/20	$972,910	$1,206,040	$1,172,593	$1,486,991
5/31/20	$1,006,030	$1,209,459	$1,176,117	$1,493,578
6/30/20	$1,039,779	$1,215,495	$1,189,245	$1,508,322
7/31/20	$1,073,008	$1,228,777	$1,216,571	$1,523,536
8/31/20	$1,068,854	$1,219,873	$1,229,861	$1,536,906
9/30/20	$1,054,154	$1,224,329	$1,225,326	$1,548,816
10/31/20	$1,044,329	$1,224,418	$1,217,412	$1,558,723
11/30/20	$1,142,585	$1,231,405	$1,231,063	$1,570,236
12/31/20	$1,192,132	$1,235,188	$1,245,186	$1,584,955
1/31/21	$1,222,404	$1,228,563	$1,249,304	$1,596,707
2/28/21	$1,248,351	$1,209,452	$1,229,179	$1,610,467
3/31/21	$1,263,600	$1,204,687	$1,226,855	$1,626,281
4/30/21	$1,296,344	$1,207,836	$1,244,024	$1,645,168
5/31/21	$1,335,041	$1,210,532	$1,259,091	$1,664,242
6/30/21	$1,346,413	$1,216,436	$1,266,717	$1,686,566
7/31/21	$1,346,413	$1,231,555	$1,300,475	$1,702,844
8/31/21	$1,355,604	$1,229,087	$1,298,188	$1,716,437
9/30/21	$1,334,694	$1,217,483	$1,288,906	$1,732,560
10/31/21	$1,359,966	$1,214,299	$1,303,532	$1,757,095
11/30/21	$1,326,796	$1,222,961	$1,315,189	$1,780,107
12/31/21	$1,377,017	$1,218,001	$1,319,351	$1,801,451
1/31/22	$1,350,311	$1,198,865	$1,292,667	$1,821,492
2/28/22	$1,328,613	$1,182,918	$1,303,707	$1,843,167
3/31/22	$1,340,607	$1,157,419	$1,279,468	$1,870,886
4/30/22	$1,282,910	$1,126,312	$1,253,318	$1,887,586
5/31/22	$1,281,213	$1,124,762	$1,240,883	$1,914,378
6/30/22	$1,181,019	$1,107,692	$1,201,616	$1,947,972
7/31/22	$1,229,224	$1,135,906	$1,253,928	$1,957,381
8/31/22	$1,193,070	$1,106,252	$1,220,580	$1,969,032
9/30/22	$1,079,499	$1,070,739	$1,139,803	$1,987,346
10/31/22	$1,112,368	$1,067,074	$1,153,964	$2,007,609
11/30/22	$1,183,297	$1,094,267	$1,175,039	$2,022,760
12/31/22	$1,161,236	$1,081,352	$1,163,065	$2,034,033
1/31/23	$1,238,042	$1,106,259	$1,184,372	$2,055,377
2/28/23	$1,188,666	$1,088,614	$1,168,130	$2,072,783
3/31/23	$1,200,870	$1,112,753	$1,201,894	$2,084,754
4/30/23	$1,208,260	$1,118,482	$1,203,212	$2,103,657
5/31/23	$1,165,768	$1,114,079	$1,188,819	$2,117,787
6/30/23	$1,190,078	$1,113,414	$1,184,814	$2,134,184
7/31/23	$1,214,176	$1,113,774	$1,186,301	$2,148,820
8/31/23	$1,182,663	$1,112,375	$1,175,707	$2,170,240
9/30/23	$1,146,639	$1,093,192	$1,154,005	$2,189,957
10/31/23	$1,122,440	$1,085,430	$1,145,656	$2,203,281
11/30/23	$1,174,560	$1,122,750	$1,176,694	$2,217,751
12/31/23	$1,227,369	$1,158,631	$1,208,370	$2,233,820
1/31/24	$1,221,695	$1,156,360	$1,210,515	$2,252,857
2/29/24	$1,212,239	$1,148,426	$1,197,508	$2,273,147
3/31/24	$1,232,113	$1,158,782	$1,207,363	$2,292,583
4/30/24	$1,195,931	$1,140,124	$1,187,004	$2,310,952
5/31/24	$1,220,687	$1,150,213	$1,207,395	$2,324,035
6/30/24	$1,221,782	$1,160,193	$1,216,871	$2,336,293
7/31/24	$1,256,252	$1,182,607	$1,238,574	$2,351,635
8/31/24	$1,271,572	$1,195,560	$1,248,291	$2,367,969
9/30/24	$1,297,680	$1,209,433	$1,267,030	$2,385,576
10/31/24	$1,247,621	$1,193,067	$1,244,299	$2,403,150
11/30/24	$1,274,576	$1,207,238	$1,250,329	$2,422,098
12/31/24	$1,240,368	$1,197,974	$1,230,558	$2,443,182
1/31/25	$1,261,721	$1,202,615	$1,246,472	$2,466,865
2/28/25	$1,288,896	$1,217,096	$1,273,649	$2,484,874
3/31/25	$1,287,556	$1,212,017	$1,281,815	$2,496,750

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.50%	6.97%	2.56%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%
Consumer Price Index +650 Basis Points	8.91%	10.87%	9.58%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$998,287
# of Portfolio Holdings	29
Portfolio Turnover Rate	54%
Total Net Advisory Fees Paid During the Reporting Period	$2,805
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	140.2%
Other Assets and Liabilities, Net	(40.2%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Low Duration Fund	28.1%
PIMCO Total Return Fund	17.7%
PIMCO All Authority: Multi-RAE PLUS Fund	17.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	8.5%
PIMCO RealEstateRealReturn Strategy Fund	7.7%
PIMCO All Asset: Multi-Real Fund	7.0%
PIMCO High Yield Fund	5.7%
PIMCO TRENDS Managed Futures Strategy Fund	5.4%
PIMCO Emerging Markets Local Currency and Bond Fund	5.3%
PIMCO RAE Worldwide Long/Short PLUS Fund	4.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.41% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds by 0.25% and interest expense by 0.16% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PAUIX

PIMCO All Asset All Authority Fund

Annual Shareholder Report |

March 31, 2025

PIMS1860TSRAR_033125

I-2: PAUPX

PIMCO All Asset All Authority Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$293	2.86%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in short-term bonds, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in U.S. & global core bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in real estate investment trusts and master limited partnerships, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  The Fund has a line of credit up to 1.5x of net assets to invest in additional UPFs exposure. As the cost of borrowing thereunder is tied to 1M SOFR, and front-end rates remained elevated, interest costs associated with this borrowing remained higher than recent history, though the returns of the money the Fund invested were positive on average.

  Positions in select liquid alternatives, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

  Short positions in U.S. equities, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS Index	Consumer Price Index +650 Basis Points
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,031,938	$994,409	$1,007,358	$1,006,239
5/31/15	$1,014,317	$990,287	$999,089	$1,014,684
6/30/15	$997,628	$978,046	$989,363	$1,022,710
7/31/15	$976,543	$987,733	$991,398	$1,029,635
8/31/15	$933,264	$985,063	$983,840	$1,035,040
9/30/15	$896,225	$990,905	$978,028	$1,038,296
10/31/15	$919,810	$994,119	$980,501	$1,044,693
11/30/15	$899,595	$994,576	$979,546	$1,051,344
12/31/15	$884,834	$991,885	$971,787	$1,055,814
1/31/16	$876,748	$1,006,395	$986,217	$1,060,921
2/29/16	$872,128	$1,016,068	$997,187	$1,065,166
3/31/16	$933,747	$1,024,433	$1,015,106	$1,073,916
4/30/16	$968,545	$1,026,173	$1,018,620	$1,083,444
5/31/16	$940,707	$1,030,510	$1,011,416	$1,091,582
6/30/16	$974,821	$1,050,127	$1,032,440	$1,100,224
7/31/16	$995,784	$1,056,401	$1,041,390	$1,105,503
8/31/16	$1,000,443	$1,055,863	$1,036,719	$1,113,240
9/30/16	$1,013,009	$1,055,737	$1,042,394	$1,121,865
10/31/16	$1,020,028	$1,045,500	$1,038,223	$1,130,211
11/30/16	$983,765	$1,028,232	$1,018,300	$1,137,390
12/31/16	$1,004,016	$1,031,050	$1,017,300	$1,146,094
1/31/17	$1,026,753	$1,027,295	$1,025,852	$1,156,514
2/28/17	$1,041,113	$1,036,089	$1,030,684	$1,164,337
3/31/17	$1,050,860	$1,035,611	$1,030,132	$1,169,937
4/30/17	$1,056,851	$1,042,634	$1,036,226	$1,177,446
5/31/17	$1,068,834	$1,048,720	$1,035,781	$1,182,798
6/30/17	$1,068,844	$1,045,784	$1,025,961	$1,189,789
7/31/17	$1,090,657	$1,049,222	$1,030,532	$1,196,431
8/31/17	$1,105,199	$1,058,784	$1,041,497	$1,207,065
9/30/17	$1,101,165	$1,053,896	$1,034,823	$1,219,249
10/31/17	$1,106,081	$1,058,341	$1,037,037	$1,226,514
11/30/17	$1,104,852	$1,059,981	$1,038,383	$1,236,030
12/31/17	$1,125,162	$1,062,350	$1,047,889	$1,245,001
1/31/18	$1,145,321	$1,054,766	$1,038,904	$1,256,568
2/28/18	$1,117,602	$1,052,388	$1,028,807	$1,266,373
3/31/18	$1,126,295	$1,061,113	$1,039,614	$1,273,254
4/30/18	$1,128,823	$1,057,165	$1,039,018	$1,283,075
5/31/18	$1,104,806	$1,061,115	$1,043,447	$1,292,584
6/30/18	$1,089,066	$1,063,093	$1,047,633	$1,300,529
7/31/18	$1,096,700	$1,063,384	$1,042,593	$1,308,347
8/31/18	$1,067,438	$1,066,652	$1,050,102	$1,317,426
9/30/18	$1,075,414	$1,062,572	$1,039,044	$1,326,934
10/31/18	$1,052,342	$1,060,496	$1,024,151	$1,336,802
11/30/18	$1,053,624	$1,065,684	$1,029,044	$1,342,913
12/31/18	$1,055,078	$1,081,078	$1,034,667	$1,350,856
1/31/19	$1,096,323	$1,092,528	$1,048,586	$1,356,937
2/28/19	$1,093,662	$1,093,841	$1,048,450	$1,367,922
3/31/19	$1,093,834	$1,113,432	$1,067,721	$1,379,993
4/30/19	$1,093,834	$1,114,096	$1,071,271	$1,392,144
5/31/19	$1,089,822	$1,130,127	$1,088,971	$1,399,816
6/30/19	$1,114,169	$1,145,973	$1,098,308	$1,406,798
7/31/19	$1,103,430	$1,154,991	$1,102,211	$1,417,284
8/31/19	$1,081,952	$1,181,184	$1,128,442	$1,425,951
9/30/19	$1,095,539	$1,175,711	$1,113,082	$1,435,537
10/31/19	$1,110,380	$1,173,681	$1,115,928	$1,446,874
11/30/19	$1,102,285	$1,172,304	$1,117,630	$1,458,300
12/31/19	$1,134,289	$1,169,901	$1,121,867	$1,469,995
1/31/20	$1,106,923	$1,191,013	$1,145,423	$1,480,415
2/29/20	$1,074,085	$1,205,590	$1,161,276	$1,488,864
3/31/20	$913,296	$1,186,827	$1,140,859	$1,490,310
4/30/20	$968,148	$1,206,040	$1,172,593	$1,486,991
5/31/20	$1,001,060	$1,209,459	$1,176,117	$1,493,578
6/30/20	$1,033,034	$1,215,495	$1,189,245	$1,508,322
7/31/20	$1,066,047	$1,228,777	$1,216,571	$1,523,536
8/31/20	$1,061,920	$1,219,873	$1,229,861	$1,536,906
9/30/20	$1,048,432	$1,224,329	$1,225,326	$1,548,816
10/31/20	$1,037,278	$1,224,418	$1,217,412	$1,558,723
11/30/20	$1,134,871	$1,231,405	$1,231,063	$1,570,236
12/31/20	$1,185,126	$1,235,188	$1,245,186	$1,584,955
1/31/21	$1,215,184	$1,228,563	$1,249,304	$1,596,707
2/28/21	$1,240,948	$1,209,452	$1,229,179	$1,610,467
3/31/21	$1,255,848	$1,204,687	$1,226,855	$1,626,281
4/30/21	$1,286,875	$1,207,836	$1,244,024	$1,645,168
5/31/21	$1,325,289	$1,210,532	$1,259,091	$1,664,242
6/30/21	$1,336,341	$1,216,436	$1,266,717	$1,686,566
7/31/21	$1,337,861	$1,231,555	$1,300,475	$1,702,844
8/31/21	$1,345,463	$1,229,087	$1,298,188	$1,716,437
9/30/21	$1,325,898	$1,217,483	$1,288,906	$1,732,560
10/31/21	$1,350,974	$1,214,299	$1,303,532	$1,757,095
11/30/21	$1,316,495	$1,222,961	$1,315,189	$1,780,107
12/31/21	$1,367,495	$1,218,001	$1,319,351	$1,801,451
1/31/22	$1,341,006	$1,198,865	$1,292,667	$1,821,492
2/28/22	$1,319,484	$1,182,918	$1,303,707	$1,843,167
3/31/22	$1,329,403	$1,157,419	$1,279,468	$1,870,886
4/30/22	$1,273,871	$1,126,312	$1,253,318	$1,887,586
5/31/22	$1,272,188	$1,124,762	$1,240,883	$1,914,378
6/30/22	$1,170,926	$1,107,692	$1,201,616	$1,947,972
7/31/22	$1,218,719	$1,135,906	$1,253,928	$1,957,381
8/31/22	$1,182,875	$1,106,252	$1,220,580	$1,969,032
9/30/22	$1,069,979	$1,070,739	$1,139,803	$1,987,346
10/31/22	$1,102,559	$1,067,074	$1,153,964	$2,007,609
11/30/22	$1,174,577	$1,094,267	$1,175,039	$2,022,760
12/31/22	$1,152,282	$1,081,352	$1,163,065	$2,034,033
1/31/23	$1,228,376	$1,106,259	$1,184,372	$2,055,377
2/28/23	$1,179,459	$1,088,614	$1,168,130	$2,072,783
3/31/23	$1,191,307	$1,112,753	$1,201,894	$2,084,754
4/30/23	$1,198,627	$1,118,482	$1,203,212	$2,103,657
5/31/23	$1,156,537	$1,114,079	$1,188,819	$2,117,787
6/30/23	$1,180,397	$1,113,414	$1,184,814	$2,134,184
7/31/23	$1,202,426	$1,113,774	$1,186,301	$2,148,820
8/31/23	$1,171,218	$1,112,375	$1,175,707	$2,170,240
9/30/23	$1,137,090	$1,093,192	$1,154,005	$2,189,957
10/31/23	$1,111,289	$1,085,430	$1,145,656	$2,203,281
11/30/23	$1,162,891	$1,122,750	$1,176,694	$2,217,751
12/31/23	$1,214,795	$1,158,631	$1,208,370	$2,233,820
1/31/24	$1,209,180	$1,156,360	$1,210,515	$2,252,857
2/29/24	$1,199,821	$1,148,426	$1,197,508	$2,273,147
3/31/24	$1,219,201	$1,158,782	$1,207,363	$2,292,583
4/30/24	$1,185,282	$1,140,124	$1,187,004	$2,310,952
5/31/24	$1,209,779	$1,150,213	$1,207,395	$2,324,035
6/30/24	$1,208,736	$1,160,193	$1,216,871	$2,336,293
7/31/24	$1,242,838	$1,182,607	$1,238,574	$2,351,635
8/31/24	$1,259,889	$1,195,560	$1,248,291	$2,367,969
9/30/24	$1,283,505	$1,209,433	$1,267,030	$2,385,576
10/31/24	$1,235,897	$1,193,067	$1,244,299	$2,403,150
11/30/24	$1,262,558	$1,207,238	$1,250,329	$2,422,098
12/31/24	$1,228,346	$1,197,974	$1,230,558	$2,443,182
1/31/25	$1,247,539	$1,202,615	$1,246,472	$2,466,865
2/28/25	$1,274,409	$1,217,096	$1,273,649	$2,484,874
3/31/25	$1,274,735	$1,212,017	$1,281,815	$2,496,750

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	4.55%	6.90%	2.46%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%
Consumer Price Index +650 Basis Points	8.91%	10.87%	9.58%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$998,287
# of Portfolio Holdings	29
Portfolio Turnover Rate	54%
Total Net Advisory Fees Paid During the Reporting Period	$2,805
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	140.2%
Other Assets and Liabilities, Net	(40.2%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Low Duration Fund	28.1%
PIMCO Total Return Fund	17.7%
PIMCO All Authority: Multi-RAE PLUS Fund	17.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	8.5%
PIMCO RealEstateRealReturn Strategy Fund	7.7%
PIMCO All Asset: Multi-Real Fund	7.0%
PIMCO High Yield Fund	5.7%
PIMCO TRENDS Managed Futures Strategy Fund	5.4%
PIMCO Emerging Markets Local Currency and Bond Fund	5.3%
PIMCO RAE Worldwide Long/Short PLUS Fund	4.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.41% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds by 0.25% and interest expense by 0.16% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PAUPX

PIMCO All Asset All Authority Fund

Annual Shareholder Report |

March 31, 2025

PIMS1932TSRAR_033125

Class A: PASAX

PIMCO All Asset Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	0.60%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in real estate investment trusts and master limited partnerships, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in short-term bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in developed ex-U.S. equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in select liquid alternatives, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
3/31/15	$9,625	$10,000	$10,000	$10,000
4/30/15	$9,882	$9,944	$10,087	$10,051
5/31/15	$9,750	$9,903	$10,039	$10,123
6/30/15	$9,592	$9,780	$9,985	$10,192
7/31/15	$9,450	$9,877	$9,976	$10,249
8/31/15	$9,041	$9,851	$9,924	$10,290
9/30/15	$8,751	$9,909	$9,899	$10,310
10/31/15	$9,045	$9,941	$9,902	$10,362
11/30/15	$8,877	$9,946	$9,888	$10,416
12/31/15	$8,732	$9,919	$9,830	$10,447
1/31/16	$8,613	$10,064	$9,956	$10,486
2/29/16	$8,604	$10,161	$10,039	$10,515
3/31/16	$9,185	$10,244	$10,184	$10,589
4/30/16	$9,451	$10,262	$10,211	$10,671
5/31/16	$9,245	$10,305	$10,152	$10,739
6/30/16	$9,548	$10,501	$10,318	$10,811
7/31/16	$9,755	$10,564	$10,351	$10,850
8/31/16	$9,789	$10,559	$10,299	$10,914
9/30/16	$9,894	$10,557	$10,377	$10,986
10/31/16	$9,920	$10,455	$10,365	$11,055
11/30/16	$9,687	$10,282	$10,213	$11,112
12/31/16	$9,858	$10,311	$10,224	$11,184
1/31/17	$10,078	$10,273	$10,300	$11,273
2/28/17	$10,255	$10,361	$10,325	$11,336
3/31/17	$10,349	$10,356	$10,332	$11,377
4/30/17	$10,384	$10,426	$10,378	$11,437
5/31/17	$10,517	$10,487	$10,373	$11,475
6/30/17	$10,524	$10,458	$10,291	$11,529
7/31/17	$10,738	$10,492	$10,342	$11,580
8/31/17	$10,872	$10,588	$10,414	$11,670
9/30/17	$10,862	$10,539	$10,363	$11,774
10/31/17	$10,934	$10,583	$10,380	$11,831
11/30/17	$10,988	$10,600	$10,369	$11,909
12/31/17	$11,188	$10,624	$10,418	$11,982
1/31/18	$11,455	$10,548	$10,340	$12,079
2/28/18	$11,160	$10,524	$10,292	$12,159
3/31/18	$11,198	$10,611	$10,377	$12,211
4/30/18	$11,208	$10,572	$10,363	$12,291
5/31/18	$11,060	$10,611	$10,411	$12,368
6/30/18	$10,924	$10,631	$10,440	$12,429
7/31/18	$11,054	$10,634	$10,400	$12,489
8/31/18	$10,887	$10,667	$10,470	$12,562
9/30/18	$10,950	$10,626	$10,397	$12,638
10/31/18	$10,612	$10,605	$10,316	$12,717
11/30/18	$10,696	$10,657	$10,349	$12,760
12/31/18	$10,576	$10,811	$10,392	$12,820
1/31/19	$11,048	$10,925	$10,508	$12,863
2/28/19	$11,068	$10,938	$10,518	$12,952
3/31/19	$11,134	$11,134	$10,658	$13,052
4/30/19	$11,202	$11,141	$10,704	$13,152
5/31/19	$11,085	$11,301	$10,821	$13,209
6/30/19	$11,423	$11,460	$10,928	$13,259
7/31/19	$11,364	$11,550	$10,945	$13,342
8/31/19	$11,228	$11,812	$11,086	$13,408
9/30/19	$11,342	$11,757	$10,994	$13,482
10/31/19	$11,508	$11,737	$11,025	$13,573
11/30/19	$11,508	$11,723	$11,027	$13,665
12/31/19	$11,815	$11,699	$11,104	$13,759
1/31/20	$11,636	$11,910	$11,248	$13,840
2/29/20	$11,229	$12,056	$11,345	$13,903
3/31/20	$9,920	$11,868	$11,138	$13,899
4/30/20	$10,448	$12,060	$11,364	$13,850
5/31/20	$10,797	$12,095	$11,435	$13,895
6/30/20	$11,110	$12,155	$11,556	$14,017
7/31/20	$11,481	$12,288	$11,722	$14,142
8/31/20	$11,571	$12,199	$11,888	$14,250
9/30/20	$11,388	$12,243	$11,846	$14,344
10/31/20	$11,236	$12,244	$11,797	$14,419
11/30/20	$12,250	$12,314	$11,888	$14,509
12/31/20	$12,755	$12,352	$12,035	$14,629
1/31/21	$12,971	$12,286	$12,110	$14,720
2/28/21	$13,310	$12,095	$12,023	$14,830
3/31/21	$13,532	$12,047	$12,042	$14,959
4/30/21	$13,882	$12,078	$12,196	$15,116
5/31/21	$14,242	$12,105	$12,309	$15,275
6/30/21	$14,335	$12,164	$12,320	$15,463
7/31/21	$14,400	$12,316	$12,603	$15,594
8/31/21	$14,497	$12,291	$12,580	$15,701
9/30/21	$14,245	$12,175	$12,527	$15,831
10/31/21	$14,479	$12,143	$12,629	$16,038
11/30/21	$14,166	$12,230	$12,659	$16,231
12/31/21	$14,682	$12,180	$12,720	$16,407
1/31/22	$14,440	$11,989	$12,565	$16,571
2/28/22	$14,234	$11,829	$12,687	$16,750
3/31/22	$14,339	$11,574	$12,498	$16,984
4/30/22	$13,816	$11,263	$12,381	$17,117
5/31/22	$13,827	$11,248	$12,376	$17,341
6/30/22	$12,867	$11,077	$12,070	$17,627
7/31/22	$13,372	$11,359	$12,505	$17,692
8/31/22	$13,090	$11,063	$12,207	$17,776
9/30/22	$12,061	$10,707	$11,595	$17,921
10/31/22	$12,463	$10,671	$11,722	$18,084
11/30/22	$13,135	$10,943	$11,866	$18,200
12/31/22	$12,932	$10,814	$11,786	$18,279
1/31/23	$13,608	$11,063	$11,943	$18,451
2/28/23	$13,202	$10,886	$11,802	$18,586
3/31/23	$13,322	$11,128	$12,132	$18,671
4/30/23	$13,420	$11,185	$12,156	$18,819
5/31/23	$13,087	$11,141	$12,018	$18,924
6/30/23	$13,409	$11,134	$11,960	$19,048
7/31/23	$13,719	$11,138	$12,014	$19,156
8/31/23	$13,434	$11,124	$11,961	$19,326
9/30/23	$13,099	$10,932	$11,839	$19,479
10/31/23	$12,811	$10,854	$11,825	$19,575
11/30/23	$13,411	$11,228	$12,050	$19,681
12/31/23	$13,967	$11,586	$12,300	$19,801
1/31/24	$13,941	$11,564	$12,345	$19,947
2/29/24	$13,979	$11,484	$12,234	$20,104
3/31/24	$14,222	$11,588	$12,332	$20,253
4/30/24	$13,877	$11,401	$12,206	$20,391
5/31/24	$14,184	$11,502	$12,375	$20,483
6/30/24	$14,218	$11,602	$12,470	$20,566
7/31/24	$14,554	$11,826	$12,655	$20,677
8/31/24	$14,735	$11,956	$12,743	$20,797
9/30/24	$15,014	$12,094	$12,906	$20,927
10/31/24	$14,542	$11,931	$12,736	$21,057
11/30/24	$14,883	$12,072	$12,793	$21,199
12/31/24	$14,479	$11,980	$12,680	$21,360
1/31/25	$14,733	$12,026	$12,833	$21,542
2/28/25	$14,960	$12,171	$13,055	$21,675
3/31/25	$14,939	$12,120	$13,188	$21,752

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	5.04%	8.53%	4.49%
Class A (including sales charge)	1.10%	7.71%	4.10%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Bloomberg U.S. TIPS: 1-10 Year Index	6.94%	3.44%	2.81%
Consumer Price Index + 500 Basis Points	7.41%	9.37%	8.08%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,186,113
# of Portfolio Holdings	28
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$11,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	18.4%
PIMCO All Asset: Multi-Real Fund	16.0%
PIMCO Low Duration Fund	11.5%
PIMCO Total Return Fund	7.9%
PIMCO Emerging Markets Local Currency and Bond Fund	4.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	4.1%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.6%
PIMCO TRENDS Managed Futures Strategy Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.5%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PASAX

PIMCO All Asset Fund

Annual Shareholder Report |

March 31, 2025

PIMS4018TSRAR_033125

Administrative Class: PAALX

PIMCO All Asset Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$41	0.40%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in real estate investment trusts and master limited partnerships, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in short-term bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in developed ex-U.S. equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in select liquid alternatives, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,027,586	$994,409	$1,008,663	$1,005,066
5/31/15	$1,014,655	$990,287	$1,003,941	$1,012,344
6/30/15	$997,989	$978,046	$998,542	$1,019,177
7/31/15	$983,236	$987,733	$997,635	$1,024,885
8/31/15	$940,713	$985,063	$992,419	$1,029,049
9/30/15	$911,060	$990,905	$989,912	$1,031,035
10/31/15	$941,661	$994,119	$990,197	$1,036,183
11/30/15	$924,175	$994,576	$988,825	$1,041,569
12/31/15	$910,016	$991,885	$982,977	$1,044,745
1/31/16	$897,550	$1,006,395	$995,634	$1,048,551
2/29/16	$896,659	$1,016,068	$1,003,929	$1,051,485
3/31/16	$956,739	$1,024,433	$1,018,389	$1,058,916
4/30/16	$985,352	$1,026,173	$1,021,088	$1,067,105
5/31/16	$963,892	$1,030,510	$1,015,217	$1,073,880
6/30/16	$995,059	$1,050,127	$1,031,789	$1,081,136
7/31/16	$1,017,511	$1,056,401	$1,035,102	$1,085,029
8/31/16	$1,022,001	$1,055,863	$1,029,862	$1,091,361
9/30/16	$1,032,724	$1,055,737	$1,037,715	$1,098,554
10/31/16	$1,035,430	$1,045,500	$1,036,484	$1,105,461
11/30/16	$1,011,077	$1,028,232	$1,021,294	$1,111,191
12/31/16	$1,029,508	$1,031,050	$1,022,416	$1,118,408
1/31/17	$1,052,529	$1,027,295	$1,029,998	$1,127,301
2/28/17	$1,070,946	$1,036,089	$1,032,518	$1,133,610
3/31/17	$1,081,148	$1,035,611	$1,033,194	$1,137,712
4/30/17	$1,084,838	$1,042,634	$1,037,798	$1,143,683
5/31/17	$1,098,675	$1,048,720	$1,037,285	$1,147,508
6/30/17	$1,099,808	$1,045,784	$1,029,062	$1,152,929
7/31/17	$1,122,139	$1,049,222	$1,034,243	$1,157,999
8/31/17	$1,136,096	$1,058,784	$1,041,375	$1,166,972
9/30/17	$1,135,674	$1,053,896	$1,036,305	$1,177,436
10/31/17	$1,143,208	$1,058,341	$1,037,986	$1,183,073
11/30/17	$1,148,858	$1,059,981	$1,036,855	$1,190,892
12/31/17	$1,170,390	$1,062,350	$1,041,794	$1,198,150
1/31/18	$1,198,257	$1,054,766	$1,033,952	$1,207,918
2/28/18	$1,168,468	$1,052,388	$1,029,233	$1,215,949
3/31/18	$1,171,954	$1,061,113	$1,037,652	$1,221,117
4/30/18	$1,172,920	$1,057,165	$1,036,263	$1,229,127
5/31/18	$1,157,474	$1,061,115	$1,041,068	$1,236,807
6/30/18	$1,144,627	$1,063,093	$1,044,029	$1,242,945
7/31/18	$1,157,269	$1,063,384	$1,039,969	$1,248,949
8/31/18	$1,140,737	$1,066,652	$1,046,967	$1,256,163
9/30/18	$1,146,916	$1,062,572	$1,039,687	$1,263,767
10/31/18	$1,111,596	$1,060,496	$1,031,628	$1,271,709
11/30/18	$1,121,407	$1,065,684	$1,034,943	$1,276,009
12/31/18	$1,108,488	$1,081,078	$1,039,154	$1,282,049
1/31/19	$1,158,001	$1,092,528	$1,050,796	$1,286,283
2/28/19	$1,161,033	$1,093,841	$1,051,827	$1,295,216
3/31/19	$1,167,440	$1,113,432	$1,065,826	$1,305,169
4/30/19	$1,174,547	$1,114,096	$1,070,443	$1,315,173
5/31/19	$1,162,365	$1,130,127	$1,082,091	$1,320,859
6/30/19	$1,198,129	$1,145,973	$1,092,832	$1,325,864
7/31/19	$1,193,026	$1,154,991	$1,094,509	$1,334,207
8/31/19	$1,177,718	$1,181,184	$1,108,568	$1,340,799
9/30/19	$1,190,216	$1,175,711	$1,099,430	$1,348,243
10/31/19	$1,208,732	$1,173,681	$1,102,508	$1,357,346
11/30/19	$1,208,732	$1,172,304	$1,102,680	$1,366,507
12/31/19	$1,240,624	$1,169,901	$1,110,382	$1,375,889
1/31/20	$1,221,858	$1,191,013	$1,124,778	$1,384,037
2/29/20	$1,180,156	$1,205,590	$1,134,508	$1,390,301
3/31/20	$1,042,319	$1,186,827	$1,113,795	$1,389,927
4/30/20	$1,098,774	$1,206,040	$1,136,415	$1,385,049
5/31/20	$1,135,365	$1,209,459	$1,143,471	$1,389,520
6/30/20	$1,168,609	$1,215,495	$1,155,646	$1,401,659
7/31/20	$1,206,475	$1,228,777	$1,172,178	$1,414,217
8/31/20	$1,215,942	$1,219,873	$1,188,793	$1,425,015
9/30/20	$1,197,380	$1,224,329	$1,184,623	$1,434,410
10/31/20	$1,182,466	$1,224,418	$1,179,725	$1,441,914
11/30/20	$1,287,929	$1,231,405	$1,188,777	$1,450,899
12/31/20	$1,342,711	$1,235,188	$1,203,549	$1,462,851
1/31/21	$1,365,396	$1,228,563	$1,210,992	$1,471,997
2/28/21	$1,401,043	$1,209,452	$1,202,273	$1,483,000
3/31/21	$1,424,949	$1,204,687	$1,204,235	$1,495,890
4/30/21	$1,462,799	$1,207,836	$1,219,577	$1,511,606
5/31/21	$1,499,536	$1,210,532	$1,230,941	$1,527,450
6/30/21	$1,509,732	$1,216,436	$1,231,965	$1,546,274
7/31/21	$1,516,569	$1,231,555	$1,260,300	$1,559,445
8/31/21	$1,526,824	$1,229,087	$1,257,953	$1,570,101
9/30/21	$1,500,973	$1,217,483	$1,252,697	$1,583,065
10/31/21	$1,525,656	$1,214,299	$1,262,858	$1,603,792
11/30/21	$1,493,921	$1,222,961	$1,265,883	$1,623,056
12/31/21	$1,547,762	$1,218,001	$1,271,972	$1,640,726
1/31/22	$1,523,578	$1,198,865	$1,256,540	$1,657,146
2/28/22	$1,500,603	$1,182,918	$1,268,725	$1,675,037
3/31/22	$1,513,534	$1,157,419	$1,249,778	$1,698,446
4/30/22	$1,458,474	$1,126,312	$1,238,099	$1,711,669
5/31/22	$1,458,474	$1,124,762	$1,237,564	$1,734,115
6/30/22	$1,357,864	$1,107,692	$1,207,002	$1,762,741
7/31/22	$1,412,278	$1,135,906	$1,250,484	$1,769,156
8/31/22	$1,382,598	$1,106,252	$1,220,658	$1,777,609
9/30/22	$1,273,605	$1,070,739	$1,159,487	$1,792,121
10/31/22	$1,315,892	$1,067,074	$1,172,172	$1,808,391
11/30/22	$1,388,030	$1,094,267	$1,186,583	$1,819,955
12/31/22	$1,366,321	$1,081,352	$1,178,558	$1,827,946
1/31/23	$1,438,915	$1,106,259	$1,194,334	$1,845,072
2/28/23	$1,394,840	$1,088,614	$1,180,163	$1,858,581
3/31/23	$1,407,987	$1,112,753	$1,213,222	$1,867,124
4/30/23	$1,418,416	$1,118,482	$1,215,572	$1,881,928
5/31/23	$1,384,521	$1,114,079	$1,201,780	$1,892,358
6/30/23	$1,419,073	$1,113,414	$1,195,961	$1,904,805
7/31/23	$1,450,462	$1,113,774	$1,201,417	$1,915,648
8/31/23	$1,421,689	$1,112,375	$1,196,083	$1,932,593
9/30/23	$1,385,687	$1,093,192	$1,183,945	$1,947,947
10/31/23	$1,355,333	$1,085,430	$1,182,506	$1,957,521
11/30/23	$1,419,999	$1,122,750	$1,204,998	$1,968,097
12/31/23	$1,479,534	$1,158,631	$1,229,994	$1,980,072
1/31/24	$1,475,513	$1,156,360	$1,234,538	$1,994,669
2/29/24	$1,480,874	$1,148,426	$1,223,429	$2,010,361
3/31/24	$1,507,188	$1,158,782	$1,233,209	$2,025,251
4/30/24	$1,470,691	$1,140,124	$1,220,603	$2,039,145
5/31/24	$1,503,133	$1,150,213	$1,237,520	$2,048,267
6/30/24	$1,506,034	$1,160,193	$1,246,962	$2,056,620
7/31/24	$1,542,933	$1,182,607	$1,265,508	$2,067,721
8/31/24	$1,562,066	$1,195,560	$1,274,253	$2,079,681
9/30/24	$1,592,378	$1,209,433	$1,290,626	$2,092,729
10/31/24	$1,542,399	$1,193,067	$1,273,591	$2,105,733
11/30/24	$1,578,495	$1,207,238	$1,279,332	$2,119,919
12/31/24	$1,536,699	$1,197,974	$1,268,038	$2,135,950
1/31/25	$1,563,609	$1,202,615	$1,283,335	$2,154,231
2/28/25	$1,587,687	$1,217,096	$1,305,537	$2,167,456
3/31/25	$1,586,150	$1,212,017	$1,318,822	$2,175,233

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	5.24%	8.76%	4.72%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Bloomberg U.S. TIPS: 1-10 Year Index	6.94%	3.44%	2.81%
Consumer Price Index + 500 Basis Points	7.41%	9.37%	8.08%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,186,113
# of Portfolio Holdings	28
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$11,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	18.4%
PIMCO All Asset: Multi-Real Fund	16.0%
PIMCO Low Duration Fund	11.5%
PIMCO Total Return Fund	7.9%
PIMCO Emerging Markets Local Currency and Bond Fund	4.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	4.1%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.6%
PIMCO TRENDS Managed Futures Strategy Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.5%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PAALX

PIMCO All Asset Fund

Annual Shareholder Report |

March 31, 2025

PIMS0588TSRAR_033125

Class C: PASCX

PIMCO All Asset Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$137	1.35%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in real estate investment trusts and master limited partnerships, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in short-term bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in developed ex-U.S. equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in select liquid alternatives, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,260	$9,944	$10,087	$10,051
5/31/15	$10,121	$9,903	$10,039	$10,123
6/30/15	$9,942	$9,780	$9,985	$10,192
7/31/15	$9,785	$9,877	$9,976	$10,249
8/31/15	$9,360	$9,851	$9,924	$10,290
9/30/15	$9,055	$9,909	$9,899	$10,310
10/31/15	$9,352	$9,941	$9,902	$10,362
11/30/15	$9,178	$9,946	$9,888	$10,416
12/31/15	$9,023	$9,919	$9,830	$10,447
1/31/16	$8,890	$10,064	$9,956	$10,486
2/29/16	$8,872	$10,161	$10,039	$10,515
3/31/16	$9,468	$10,244	$10,184	$10,589
4/30/16	$9,743	$10,262	$10,211	$10,671
5/31/16	$9,512	$10,305	$10,152	$10,739
6/30/16	$9,820	$10,501	$10,318	$10,811
7/31/16	$10,034	$10,564	$10,351	$10,850
8/31/16	$10,069	$10,559	$10,299	$10,914
9/30/16	$10,167	$10,557	$10,377	$10,986
10/31/16	$10,185	$10,455	$10,365	$11,055
11/30/16	$9,935	$10,282	$10,213	$11,112
12/31/16	$10,105	$10,311	$10,224	$11,184
1/31/17	$10,323	$10,273	$10,300	$11,273
2/28/17	$10,505	$10,361	$10,325	$11,336
3/31/17	$10,586	$10,356	$10,332	$11,377
4/30/17	$10,623	$10,426	$10,378	$11,437
5/31/17	$10,750	$10,487	$10,373	$11,475
6/30/17	$10,749	$10,458	$10,291	$11,529
7/31/17	$10,959	$10,492	$10,342	$11,580
8/31/17	$11,087	$10,588	$10,414	$11,670
9/30/17	$11,073	$10,539	$10,363	$11,774
10/31/17	$11,138	$10,583	$10,380	$11,831
11/30/17	$11,184	$10,600	$10,369	$11,909
12/31/17	$11,384	$10,624	$10,418	$11,982
1/31/18	$11,647	$10,548	$10,340	$12,079
2/28/18	$11,346	$10,524	$10,292	$12,159
3/31/18	$11,375	$10,611	$10,377	$12,211
4/30/18	$11,375	$10,572	$10,363	$12,291
5/31/18	$11,215	$10,611	$10,411	$12,368
6/30/18	$11,080	$10,631	$10,440	$12,429
7/31/18	$11,194	$10,634	$10,400	$12,489
8/31/18	$11,023	$10,667	$10,470	$12,562
9/30/18	$11,075	$10,626	$10,397	$12,638
10/31/18	$10,722	$10,605	$10,316	$12,717
11/30/18	$10,808	$10,657	$10,349	$12,760
12/31/18	$10,677	$10,811	$10,392	$12,820
1/31/19	$11,147	$10,925	$10,508	$12,863
2/28/19	$11,167	$10,938	$10,518	$12,952
3/31/19	$11,224	$11,134	$10,658	$13,052
4/30/19	$11,283	$11,141	$10,704	$13,152
5/31/19	$11,155	$11,301	$10,821	$13,209
6/30/19	$11,490	$11,460	$10,928	$13,259
7/31/19	$11,431	$11,550	$10,945	$13,342
8/31/19	$11,274	$11,812	$11,086	$13,408
9/30/19	$11,394	$11,757	$10,994	$13,482
10/31/19	$11,552	$11,737	$11,025	$13,573
11/30/19	$11,542	$11,723	$11,027	$13,665
12/31/19	$11,844	$11,699	$11,104	$13,759
1/31/20	$11,654	$11,910	$11,248	$13,840
2/29/20	$11,244	$12,056	$11,345	$13,903
3/31/20	$9,918	$11,868	$11,138	$13,899
4/30/20	$10,448	$12,060	$11,364	$13,850
5/31/20	$10,789	$12,095	$11,435	$13,895
6/30/20	$11,099	$12,155	$11,556	$14,017
7/31/20	$11,450	$12,288	$11,722	$14,142
8/31/20	$11,531	$12,199	$11,888	$14,250
9/30/20	$11,343	$12,243	$11,846	$14,344
10/31/20	$11,190	$12,244	$11,797	$14,419
11/30/20	$12,185	$12,314	$11,888	$14,509
12/31/20	$12,682	$12,352	$12,035	$14,629
1/31/21	$12,897	$12,286	$12,110	$14,720
2/28/21	$13,216	$12,095	$12,023	$14,830
3/31/21	$13,430	$12,047	$12,042	$14,959
4/30/21	$13,777	$12,078	$12,196	$15,116
5/31/21	$14,115	$12,105	$12,309	$15,275
6/30/21	$14,200	$12,164	$12,320	$15,463
7/31/21	$14,253	$12,316	$12,603	$15,594
8/31/21	$14,340	$12,291	$12,580	$15,701
9/30/21	$14,083	$12,175	$12,527	$15,831
10/31/21	$14,304	$12,143	$12,629	$16,038
11/30/21	$13,994	$12,230	$12,659	$16,231
12/31/21	$14,486	$12,180	$12,720	$16,407
1/31/22	$14,247	$11,989	$12,565	$16,571
2/28/22	$14,031	$11,829	$12,687	$16,750
3/31/22	$14,122	$11,574	$12,498	$16,984
4/30/22	$13,605	$11,263	$12,381	$17,117
5/31/22	$13,605	$11,248	$12,376	$17,341
6/30/22	$12,650	$11,077	$12,070	$17,627
7/31/22	$13,137	$11,359	$12,505	$17,692
8/31/22	$12,859	$11,063	$12,207	$17,776
9/30/22	$11,843	$10,707	$11,595	$17,921
10/31/22	$12,216	$10,671	$11,722	$18,084
11/30/22	$12,879	$10,943	$11,866	$18,200
12/31/22	$12,669	$10,814	$11,786	$18,279
1/31/23	$13,322	$11,063	$11,943	$18,451
2/28/23	$12,911	$10,886	$11,802	$18,586
3/31/23	$13,021	$11,128	$12,132	$18,671
4/30/23	$13,106	$11,185	$12,156	$18,819
5/31/23	$12,778	$11,141	$12,018	$18,924
6/30/23	$13,089	$11,134	$11,960	$19,048
7/31/23	$13,381	$11,138	$12,014	$19,156
8/31/23	$13,101	$11,124	$11,961	$19,326
9/30/23	$12,760	$10,932	$11,839	$19,479
10/31/23	$12,466	$10,854	$11,825	$19,575
11/30/23	$13,053	$11,228	$12,050	$19,681
12/31/23	$13,589	$11,586	$12,300	$19,801
1/31/24	$13,540	$11,564	$12,345	$19,947
2/29/24	$13,577	$11,484	$12,234	$20,104
3/31/24	$13,804	$11,588	$12,332	$20,253
4/30/24	$13,467	$11,401	$12,206	$20,391
5/31/24	$13,742	$11,502	$12,375	$20,483
6/30/24	$13,766	$11,602	$12,470	$20,566
7/31/24	$14,093	$11,826	$12,655	$20,677
8/31/24	$14,257	$11,956	$12,743	$20,797
9/30/24	$14,512	$12,094	$12,906	$20,927
10/31/24	$14,053	$11,931	$12,736	$21,057
11/30/24	$14,372	$12,072	$12,793	$21,199
12/31/24	$13,971	$11,980	$12,680	$21,360
1/31/25	$14,204	$12,026	$12,833	$21,542
2/28/25	$14,425	$12,171	$13,055	$21,675
3/31/25	$14,394	$12,120	$13,188	$21,752

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	4.27%	7.73%	3.71%
Class C (including sales charge)	3.28%	7.73%	3.71%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Bloomberg U.S. TIPS: 1-10 Year Index	6.94%	3.44%	2.81%
Consumer Price Index + 500 Basis Points	7.41%	9.37%	8.08%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,186,113
# of Portfolio Holdings	28
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$11,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	18.4%
PIMCO All Asset: Multi-Real Fund	16.0%
PIMCO Low Duration Fund	11.5%
PIMCO Total Return Fund	7.9%
PIMCO Emerging Markets Local Currency and Bond Fund	4.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	4.1%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.6%
PIMCO TRENDS Managed Futures Strategy Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.5%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PASCX

PIMCO All Asset Fund

Annual Shareholder Report |

March 31, 2025

PIMS4218TSRAR_033125

I-3: PAANX

PIMCO All Asset Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$30	0.30%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in real estate investment trusts and master limited partnerships, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in short-term bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in developed ex-U.S. equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in select liquid alternatives, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,027,508	$994,409	$1,008,663	$1,005,066
5/31/15	$1,014,426	$990,287	$1,003,941	$1,012,344
6/30/15	$997,242	$978,046	$998,542	$1,019,177
7/31/15	$983,205	$987,733	$997,635	$1,024,885
8/31/15	$940,486	$985,063	$992,419	$1,029,049
9/30/15	$911,415	$990,905	$989,912	$1,031,035
10/31/15	$941,967	$994,119	$990,197	$1,036,183
11/30/15	$925,204	$994,576	$988,825	$1,041,569
12/31/15	$910,722	$991,885	$982,977	$1,044,745
1/31/16	$898,109	$1,006,395	$995,634	$1,048,551
2/29/16	$897,110	$1,016,068	$1,003,929	$1,051,485
3/31/16	$957,722	$1,024,433	$1,018,389	$1,058,916
4/30/16	$986,299	$1,026,173	$1,021,088	$1,067,105
5/31/16	$964,657	$1,030,510	$1,015,217	$1,073,880
6/30/16	$996,258	$1,050,127	$1,031,789	$1,081,136
7/31/16	$1,018,649	$1,056,401	$1,035,102	$1,085,029
8/31/16	$1,023,022	$1,055,863	$1,029,862	$1,091,361
9/30/16	$1,034,307	$1,055,737	$1,037,715	$1,098,554
10/31/16	$1,036,890	$1,045,500	$1,036,484	$1,105,461
11/30/16	$1,012,336	$1,028,232	$1,021,294	$1,111,191
12/31/16	$1,030,656	$1,031,050	$1,022,416	$1,118,408
1/31/17	$1,053,631	$1,027,295	$1,029,998	$1,127,301
2/28/17	$1,072,918	$1,036,089	$1,032,518	$1,133,610
3/31/17	$1,082,623	$1,035,611	$1,033,194	$1,137,712
4/30/17	$1,087,120	$1,042,634	$1,037,798	$1,143,683
5/31/17	$1,100,870	$1,048,720	$1,037,285	$1,147,508
6/30/17	$1,102,400	$1,045,784	$1,029,062	$1,152,929
7/31/17	$1,124,680	$1,049,222	$1,034,243	$1,157,999
8/31/17	$1,138,548	$1,058,784	$1,041,375	$1,166,972
9/30/17	$1,137,790	$1,053,896	$1,036,305	$1,177,436
10/31/17	$1,146,156	$1,058,341	$1,037,986	$1,183,073
11/30/17	$1,151,688	$1,059,981	$1,036,855	$1,190,892
12/31/17	$1,173,009	$1,062,350	$1,041,794	$1,198,150
1/31/18	$1,200,855	$1,054,766	$1,033,952	$1,207,918
2/28/18	$1,171,760	$1,052,388	$1,029,233	$1,215,949
3/31/18	$1,175,761	$1,061,113	$1,037,652	$1,221,117
4/30/18	$1,176,599	$1,057,165	$1,036,263	$1,229,127
5/31/18	$1,162,073	$1,061,115	$1,041,068	$1,236,807
6/30/18	$1,148,748	$1,063,093	$1,044,029	$1,242,945
7/31/18	$1,161,436	$1,063,384	$1,039,969	$1,248,949
8/31/18	$1,144,844	$1,066,652	$1,046,967	$1,256,163
9/30/18	$1,151,678	$1,062,572	$1,039,687	$1,263,767
10/31/18	$1,116,211	$1,060,496	$1,031,628	$1,271,709
11/30/18	$1,125,078	$1,065,684	$1,034,943	$1,276,009
12/31/18	$1,113,465	$1,081,078	$1,039,154	$1,282,049
1/31/19	$1,163,201	$1,092,528	$1,050,796	$1,286,283
2/28/19	$1,165,231	$1,093,841	$1,051,827	$1,295,216
3/31/19	$1,172,884	$1,113,432	$1,065,826	$1,305,169
4/30/19	$1,179,003	$1,114,096	$1,070,443	$1,315,173
5/31/19	$1,167,785	$1,130,127	$1,082,091	$1,320,859
6/30/19	$1,203,505	$1,145,973	$1,092,832	$1,325,864
7/31/19	$1,198,384	$1,154,991	$1,094,509	$1,334,207
8/31/19	$1,183,020	$1,181,184	$1,108,568	$1,340,799
9/30/19	$1,195,888	$1,175,711	$1,099,430	$1,348,243
10/31/19	$1,214,477	$1,173,681	$1,102,508	$1,357,346
11/30/19	$1,214,477	$1,172,304	$1,102,680	$1,366,507
12/31/19	$1,247,699	$1,169,901	$1,110,382	$1,375,889
1/31/20	$1,228,858	$1,191,013	$1,124,778	$1,384,037
2/29/20	$1,185,942	$1,205,590	$1,134,508	$1,390,301
3/31/20	$1,047,906	$1,186,827	$1,113,795	$1,389,927
4/30/20	$1,104,606	$1,206,040	$1,136,415	$1,385,049
5/31/20	$1,141,356	$1,209,459	$1,143,471	$1,389,520
6/30/20	$1,174,946	$1,215,495	$1,155,646	$1,401,659
7/31/20	$1,212,984	$1,228,777	$1,172,178	$1,414,217
8/31/20	$1,223,550	$1,219,873	$1,188,793	$1,425,015
9/30/20	$1,204,221	$1,224,329	$1,184,623	$1,434,410
10/31/20	$1,189,235	$1,224,418	$1,179,725	$1,441,914
11/30/20	$1,296,277	$1,231,405	$1,188,777	$1,450,899
12/31/20	$1,349,767	$1,235,188	$1,203,549	$1,462,851
1/31/21	$1,373,657	$1,228,563	$1,210,992	$1,471,997
2/28/21	$1,409,491	$1,209,452	$1,202,273	$1,483,000
3/31/21	$1,432,727	$1,204,687	$1,204,235	$1,495,890
4/30/21	$1,471,903	$1,207,836	$1,219,577	$1,511,606
5/31/21	$1,508,841	$1,210,532	$1,230,941	$1,527,450
6/30/21	$1,519,730	$1,216,436	$1,231,965	$1,546,274
7/31/21	$1,527,753	$1,231,555	$1,260,300	$1,559,445
8/31/21	$1,538,068	$1,229,087	$1,257,953	$1,570,101
9/30/21	$1,511,947	$1,217,483	$1,252,697	$1,583,065
10/31/21	$1,536,772	$1,214,299	$1,262,858	$1,603,792
11/30/21	$1,504,854	$1,222,961	$1,265,883	$1,623,056
12/31/21	$1,559,508	$1,218,001	$1,271,972	$1,640,726
1/31/22	$1,535,179	$1,198,865	$1,256,540	$1,657,146
2/28/22	$1,512,066	$1,182,918	$1,268,725	$1,675,037
3/31/22	$1,524,216	$1,157,419	$1,249,778	$1,698,446
4/30/22	$1,470,044	$1,126,312	$1,238,099	$1,711,669
5/31/22	$1,470,044	$1,124,762	$1,237,564	$1,734,115
6/30/22	$1,369,042	$1,107,692	$1,207,002	$1,762,741
7/31/22	$1,423,804	$1,135,906	$1,250,484	$1,769,156
8/31/22	$1,393,934	$1,106,252	$1,220,658	$1,777,609
9/30/22	$1,284,495	$1,070,739	$1,159,487	$1,792,121
10/31/22	$1,327,061	$1,067,074	$1,172,172	$1,808,391
11/30/22	$1,399,674	$1,094,267	$1,186,583	$1,819,955
12/31/22	$1,378,351	$1,081,352	$1,178,558	$1,827,946
1/31/23	$1,451,445	$1,106,259	$1,194,334	$1,845,072
2/28/23	$1,407,066	$1,088,614	$1,180,163	$1,858,581
3/31/23	$1,420,600	$1,112,753	$1,213,222	$1,867,124
4/30/23	$1,431,103	$1,118,482	$1,215,572	$1,881,928
5/31/23	$1,396,967	$1,114,079	$1,201,780	$1,892,358
6/30/23	$1,432,101	$1,113,414	$1,195,961	$1,904,805
7/31/23	$1,465,038	$1,113,774	$1,201,417	$1,915,648
8/31/23	$1,434,736	$1,112,375	$1,196,083	$1,932,593
9/30/23	$1,398,881	$1,093,192	$1,183,945	$1,947,947
10/31/23	$1,368,297	$1,085,430	$1,182,506	$1,957,521
11/30/23	$1,433,454	$1,122,750	$1,204,998	$1,968,097
12/31/23	$1,493,930	$1,158,631	$1,229,994	$1,980,072
1/31/24	$1,489,878	$1,156,360	$1,234,538	$1,994,669
2/29/24	$1,495,281	$1,148,426	$1,223,429	$2,010,361
3/31/24	$1,522,358	$1,158,782	$1,233,209	$2,025,251
4/30/24	$1,485,560	$1,140,124	$1,220,603	$2,039,145
5/31/24	$1,518,269	$1,150,213	$1,237,520	$2,048,267
6/30/24	$1,521,502	$1,160,193	$1,246,962	$2,056,620
7/31/24	$1,558,713	$1,182,607	$1,265,508	$2,067,721
8/31/24	$1,578,007	$1,195,560	$1,274,253	$2,079,681
9/30/24	$1,608,930	$1,209,433	$1,290,626	$2,092,729
10/31/24	$1,558,520	$1,193,067	$1,273,591	$2,105,733
11/30/24	$1,596,328	$1,207,238	$1,279,332	$2,119,919
12/31/24	$1,554,231	$1,197,974	$1,268,038	$2,135,950
1/31/25	$1,581,373	$1,202,615	$1,283,335	$2,154,231
2/28/25	$1,605,658	$1,217,096	$1,305,537	$2,167,456
3/31/25	$1,604,371	$1,212,017	$1,318,822	$2,175,233

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	5.39%	8.89%	4.84%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Bloomberg U.S. TIPS: 1-10 Year Index	6.94%	3.44%	2.81%
Consumer Price Index + 500 Basis Points	7.41%	9.37%	8.08%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,186,113
# of Portfolio Holdings	28
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$11,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	18.4%
PIMCO All Asset: Multi-Real Fund	16.0%
PIMCO Low Duration Fund	11.5%
PIMCO Total Return Fund	7.9%
PIMCO Emerging Markets Local Currency and Bond Fund	4.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	4.1%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.6%
PIMCO TRENDS Managed Futures Strategy Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.5%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PAANX

PIMCO All Asset Fund

Annual Shareholder Report |

March 31, 2025

PIMS2175TSRAR_033125

Institutional Class: PAAIX

PIMCO All Asset Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$15	0.15%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in real estate investment trusts and master limited partnerships, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in short-term bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in developed ex-U.S. equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in select liquid alternatives, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,027,634	$994,409	$1,008,663	$1,005,066
5/31/15	$1,014,680	$990,287	$1,003,941	$1,012,344
6/30/15	$997,616	$978,046	$998,542	$1,019,177
7/31/15	$983,700	$987,733	$997,635	$1,024,885
8/31/15	$941,082	$985,063	$992,419	$1,029,049
9/30/15	$912,106	$990,905	$989,912	$1,031,035
10/31/15	$942,802	$994,119	$990,197	$1,036,183
11/30/15	$926,138	$994,576	$988,825	$1,041,569
12/31/15	$911,758	$991,885	$982,977	$1,044,745
1/31/16	$899,244	$1,006,395	$995,634	$1,048,551
2/29/16	$898,350	$1,016,068	$1,003,929	$1,051,485
3/31/16	$959,164	$1,024,433	$1,018,389	$1,058,916
4/30/16	$987,903	$1,026,173	$1,021,088	$1,067,105
5/31/16	$966,349	$1,030,510	$1,015,217	$1,073,880
6/30/16	$998,127	$1,050,127	$1,031,789	$1,081,136
7/31/16	$1,020,688	$1,056,401	$1,035,102	$1,085,029
8/31/16	$1,025,201	$1,055,863	$1,029,862	$1,091,361
9/30/16	$1,036,636	$1,055,737	$1,037,715	$1,098,554
10/31/16	$1,039,357	$1,045,500	$1,036,484	$1,105,461
11/30/16	$1,014,869	$1,028,232	$1,021,294	$1,111,191
12/31/16	$1,033,365	$1,031,050	$1,022,416	$1,118,408
1/31/17	$1,056,535	$1,027,295	$1,029,998	$1,127,301
2/28/17	$1,075,997	$1,036,089	$1,032,518	$1,133,610
3/31/17	$1,085,868	$1,035,611	$1,033,194	$1,137,712
4/30/17	$1,090,512	$1,042,634	$1,037,798	$1,143,683
5/31/17	$1,104,445	$1,048,720	$1,037,285	$1,147,508
6/30/17	$1,106,116	$1,045,784	$1,029,062	$1,152,929
7/31/17	$1,128,613	$1,049,222	$1,034,243	$1,157,999
8/31/17	$1,142,674	$1,058,784	$1,041,375	$1,166,972
9/30/17	$1,142,054	$1,053,896	$1,036,305	$1,177,436
10/31/17	$1,150,599	$1,058,341	$1,037,986	$1,183,073
11/30/17	$1,156,295	$1,059,981	$1,036,855	$1,190,892
12/31/17	$1,177,849	$1,062,350	$1,041,794	$1,198,150
1/31/18	$1,205,962	$1,054,766	$1,033,952	$1,207,918
2/28/18	$1,176,880	$1,052,388	$1,029,233	$1,215,949
3/31/18	$1,181,047	$1,061,113	$1,037,652	$1,221,117
4/30/18	$1,182,022	$1,057,165	$1,036,263	$1,229,127
5/31/18	$1,166,430	$1,061,115	$1,041,068	$1,236,807
6/30/18	$1,153,061	$1,063,093	$1,044,029	$1,242,945
7/31/18	$1,166,811	$1,063,384	$1,039,969	$1,248,949
8/31/18	$1,150,114	$1,066,652	$1,046,967	$1,256,163
9/30/18	$1,157,131	$1,062,572	$1,039,687	$1,263,767
10/31/18	$1,121,435	$1,060,496	$1,031,628	$1,271,709
11/30/18	$1,131,350	$1,065,684	$1,034,943	$1,276,009
12/31/18	$1,119,205	$1,081,078	$1,039,154	$1,282,049
1/31/19	$1,169,288	$1,092,528	$1,050,796	$1,286,283
2/28/19	$1,172,354	$1,093,841	$1,051,827	$1,295,216
3/31/19	$1,179,478	$1,113,432	$1,065,826	$1,305,169
4/30/19	$1,186,670	$1,114,096	$1,070,443	$1,315,173
5/31/19	$1,174,341	$1,130,127	$1,082,091	$1,320,859
6/30/19	$1,211,089	$1,145,973	$1,092,832	$1,325,864
7/31/19	$1,205,922	$1,154,991	$1,094,509	$1,334,207
8/31/19	$1,191,456	$1,181,184	$1,108,568	$1,340,799
9/30/19	$1,203,854	$1,175,711	$1,099,430	$1,348,243
10/31/19	$1,221,573	$1,173,681	$1,102,508	$1,357,346
11/30/19	$1,222,615	$1,172,304	$1,102,680	$1,366,507
12/31/19	$1,255,868	$1,169,901	$1,110,382	$1,375,889
1/31/20	$1,236,839	$1,191,013	$1,124,778	$1,384,037
2/29/20	$1,194,554	$1,205,590	$1,134,508	$1,390,301
3/31/20	$1,054,345	$1,186,827	$1,113,795	$1,389,927
4/30/20	$1,112,684	$1,206,040	$1,136,415	$1,385,049
5/31/20	$1,149,809	$1,209,459	$1,143,471	$1,389,520
6/30/20	$1,184,043	$1,215,495	$1,155,646	$1,401,659
7/31/20	$1,222,479	$1,228,777	$1,172,178	$1,414,217
8/31/20	$1,233,156	$1,219,873	$1,188,793	$1,425,015
9/30/20	$1,213,998	$1,224,329	$1,184,623	$1,434,410
10/31/20	$1,198,850	$1,224,418	$1,179,725	$1,441,914
11/30/20	$1,307,050	$1,231,405	$1,188,777	$1,450,899
12/31/20	$1,361,504	$1,235,188	$1,203,549	$1,462,851
1/31/21	$1,385,660	$1,228,563	$1,210,992	$1,471,997
2/28/21	$1,420,796	$1,209,452	$1,202,273	$1,483,000
3/31/21	$1,445,818	$1,204,687	$1,204,235	$1,495,890
4/30/21	$1,484,313	$1,207,836	$1,219,577	$1,511,606
5/31/21	$1,522,808	$1,210,532	$1,230,941	$1,527,450
6/30/21	$1,533,931	$1,216,436	$1,231,965	$1,546,274
7/31/21	$1,540,887	$1,231,555	$1,260,300	$1,559,445
8/31/21	$1,551,322	$1,229,087	$1,257,953	$1,570,101
9/30/21	$1,524,844	$1,217,483	$1,252,697	$1,583,065
10/31/21	$1,551,176	$1,214,299	$1,262,858	$1,603,792
11/30/21	$1,517,663	$1,222,961	$1,265,883	$1,623,056
12/31/21	$1,573,634	$1,218,001	$1,271,972	$1,640,726
1/31/22	$1,548,988	$1,198,865	$1,256,540	$1,657,146
2/28/22	$1,526,807	$1,182,918	$1,268,725	$1,675,037
3/31/22	$1,539,636	$1,157,419	$1,249,778	$1,698,446
4/30/22	$1,483,491	$1,126,312	$1,238,099	$1,711,669
5/31/22	$1,484,738	$1,124,762	$1,237,564	$1,734,115
6/30/22	$1,382,765	$1,107,692	$1,207,002	$1,762,741
7/31/22	$1,438,278	$1,135,906	$1,250,484	$1,769,156
8/31/22	$1,407,998	$1,106,252	$1,220,658	$1,777,609
9/30/22	$1,297,610	$1,070,739	$1,159,487	$1,792,121
10/31/22	$1,340,779	$1,067,074	$1,172,172	$1,808,391
11/30/22	$1,414,421	$1,094,267	$1,186,583	$1,819,955
12/31/22	$1,392,134	$1,081,352	$1,178,558	$1,827,946
1/31/23	$1,466,311	$1,106,259	$1,194,334	$1,845,072
2/28/23	$1,422,600	$1,088,614	$1,180,163	$1,858,581
3/31/23	$1,436,761	$1,112,753	$1,213,222	$1,867,124
4/30/23	$1,447,423	$1,118,482	$1,215,572	$1,881,928
5/31/23	$1,412,770	$1,114,079	$1,201,780	$1,892,358
6/30/23	$1,447,425	$1,113,414	$1,195,961	$1,904,805
7/31/23	$1,480,868	$1,113,774	$1,201,417	$1,915,648
8/31/23	$1,451,438	$1,112,375	$1,196,083	$1,932,593
9/30/23	$1,415,513	$1,093,192	$1,183,945	$1,947,947
10/31/23	$1,384,447	$1,085,430	$1,182,506	$1,957,521
11/30/23	$1,450,631	$1,122,750	$1,204,998	$1,968,097
12/31/23	$1,511,361	$1,158,631	$1,229,994	$1,980,072
1/31/24	$1,508,616	$1,156,360	$1,234,538	$1,994,669
2/29/24	$1,514,107	$1,148,426	$1,223,429	$2,010,361
3/31/24	$1,540,525	$1,158,782	$1,233,209	$2,025,251
4/30/24	$1,504,505	$1,140,124	$1,220,603	$2,039,145
5/31/24	$1,537,754	$1,150,213	$1,237,520	$2,048,267
6/30/24	$1,541,512	$1,160,193	$1,246,962	$2,056,620
7/31/24	$1,579,349	$1,182,607	$1,265,508	$2,067,721
8/31/24	$1,598,968	$1,195,560	$1,274,253	$2,079,681
9/30/24	$1,629,629	$1,209,433	$1,290,626	$2,092,729
10/31/24	$1,579,771	$1,193,067	$1,273,591	$2,105,733
11/30/24	$1,616,809	$1,207,238	$1,279,332	$2,119,919
12/31/24	$1,573,669	$1,197,974	$1,268,038	$2,135,950
1/31/25	$1,601,303	$1,202,615	$1,283,335	$2,154,231
2/28/25	$1,627,482	$1,217,096	$1,305,537	$2,167,456
3/31/25	$1,626,751	$1,212,017	$1,318,822	$2,175,233

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.60%	9.06%	4.99%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Bloomberg U.S. TIPS: 1-10 Year Index	6.94%	3.44%	2.81%
Consumer Price Index + 500 Basis Points	7.41%	9.37%	8.08%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,186,113
# of Portfolio Holdings	28
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$11,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	18.4%
PIMCO All Asset: Multi-Real Fund	16.0%
PIMCO Low Duration Fund	11.5%
PIMCO Total Return Fund	7.9%
PIMCO Emerging Markets Local Currency and Bond Fund	4.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	4.1%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.6%
PIMCO TRENDS Managed Futures Strategy Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.5%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PAAIX

PIMCO All Asset Fund

Annual Shareholder Report |

March 31, 2025

PIMS0034TSRAR_033125

I-2: PALPX

PIMCO All Asset Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$25	0.25%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in real estate investment trusts and master limited partnerships, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in short-term bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in developed ex-U.S. equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in select liquid alternatives, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,028,448	$994,409	$1,008,663	$1,005,066
5/31/15	$1,014,655	$990,287	$1,003,941	$1,012,344
6/30/15	$998,276	$978,046	$998,542	$1,019,177
7/31/15	$983,519	$987,733	$997,635	$1,024,885
8/31/15	$940,984	$985,063	$992,419	$1,029,049
9/30/15	$911,789	$990,905	$989,912	$1,031,035
10/31/15	$942,415	$994,119	$990,197	$1,036,183
11/30/15	$924,915	$994,576	$988,825	$1,041,569
12/31/15	$911,057	$991,885	$982,977	$1,044,745
1/31/16	$898,577	$1,006,395	$995,634	$1,048,551
2/29/16	$897,685	$1,016,068	$1,003,929	$1,051,485
3/31/16	$958,116	$1,024,433	$1,018,389	$1,058,916
4/30/16	$986,770	$1,026,173	$1,021,088	$1,067,105
5/31/16	$965,279	$1,030,510	$1,015,217	$1,073,880
6/30/16	$996,768	$1,050,127	$1,031,789	$1,081,136
7/31/16	$1,019,258	$1,056,401	$1,035,102	$1,085,029
8/31/16	$1,023,756	$1,055,863	$1,029,862	$1,091,361
9/30/16	$1,034,904	$1,055,737	$1,037,715	$1,098,554
10/31/16	$1,037,615	$1,045,500	$1,036,484	$1,105,461
11/30/16	$1,013,212	$1,028,232	$1,021,294	$1,111,191
12/31/16	$1,032,257	$1,031,050	$1,022,416	$1,118,408
1/31/17	$1,055,339	$1,027,295	$1,029,998	$1,127,301
2/28/17	$1,073,805	$1,036,089	$1,032,518	$1,133,610
3/31/17	$1,084,368	$1,035,611	$1,033,194	$1,137,712
4/30/17	$1,088,994	$1,042,634	$1,037,798	$1,143,683
5/31/17	$1,102,872	$1,048,720	$1,037,285	$1,147,508
6/30/17	$1,103,414	$1,045,784	$1,029,062	$1,152,929
7/31/17	$1,126,752	$1,049,222	$1,034,243	$1,157,999
8/31/17	$1,140,755	$1,058,784	$1,041,375	$1,166,972
9/30/17	$1,139,853	$1,053,896	$1,036,305	$1,177,436
10/31/17	$1,147,414	$1,058,341	$1,037,986	$1,183,073
11/30/17	$1,154,030	$1,059,981	$1,036,855	$1,190,892
12/31/17	$1,175,191	$1,062,350	$1,041,794	$1,198,150
1/31/18	$1,203,172	$1,054,766	$1,033,952	$1,207,918
2/28/18	$1,173,261	$1,052,388	$1,029,233	$1,215,949
3/31/18	$1,177,164	$1,061,113	$1,037,652	$1,221,117
4/30/18	$1,178,134	$1,057,165	$1,036,263	$1,229,127
5/31/18	$1,163,589	$1,061,115	$1,041,068	$1,236,807
6/30/18	$1,150,072	$1,063,093	$1,044,029	$1,242,945
7/31/18	$1,162,775	$1,063,384	$1,039,969	$1,248,949
8/31/18	$1,146,164	$1,066,652	$1,046,967	$1,256,163
9/30/18	$1,152,834	$1,062,572	$1,039,687	$1,263,767
10/31/18	$1,117,332	$1,060,496	$1,031,628	$1,271,709
11/30/18	$1,127,194	$1,065,684	$1,034,943	$1,276,009
12/31/18	$1,114,699	$1,081,078	$1,039,154	$1,282,049
1/31/19	$1,164,490	$1,092,528	$1,050,796	$1,286,283
2/28/19	$1,167,538	$1,093,841	$1,051,827	$1,295,216
3/31/19	$1,174,369	$1,113,432	$1,065,826	$1,305,169
4/30/19	$1,181,518	$1,114,096	$1,070,443	$1,315,173
5/31/19	$1,170,285	$1,130,127	$1,082,091	$1,320,859
6/30/19	$1,206,588	$1,145,973	$1,092,832	$1,325,864
7/31/19	$1,200,427	$1,154,991	$1,094,509	$1,334,207
8/31/19	$1,186,050	$1,181,184	$1,108,568	$1,340,799
9/30/19	$1,199,112	$1,175,711	$1,099,430	$1,348,243
10/31/19	$1,216,716	$1,173,681	$1,102,508	$1,357,346
11/30/19	$1,216,716	$1,172,304	$1,102,680	$1,366,507
12/31/19	$1,249,366	$1,169,901	$1,110,382	$1,375,889
1/31/20	$1,230,468	$1,191,013	$1,124,778	$1,384,037
2/29/20	$1,188,473	$1,205,590	$1,134,508	$1,390,301
3/31/20	$1,050,039	$1,186,827	$1,113,795	$1,389,927
4/30/20	$1,106,911	$1,206,040	$1,136,415	$1,385,049
5/31/20	$1,143,773	$1,209,459	$1,143,471	$1,389,520
6/30/20	$1,177,555	$1,215,495	$1,155,646	$1,401,659
7/31/20	$1,216,771	$1,228,777	$1,172,178	$1,414,217
8/31/20	$1,226,311	$1,219,873	$1,188,793	$1,425,015
9/30/20	$1,206,981	$1,224,329	$1,184,623	$1,434,410
10/31/20	$1,191,947	$1,224,418	$1,179,725	$1,441,914
11/30/20	$1,299,330	$1,231,405	$1,188,777	$1,450,899
12/31/20	$1,354,068	$1,235,188	$1,203,549	$1,462,851
1/31/21	$1,376,945	$1,228,563	$1,210,992	$1,471,997
2/28/21	$1,412,893	$1,209,452	$1,202,273	$1,483,000
3/31/21	$1,437,441	$1,204,687	$1,204,235	$1,495,890
4/30/21	$1,475,623	$1,207,836	$1,219,577	$1,511,606
5/31/21	$1,513,805	$1,210,532	$1,230,941	$1,527,450
6/30/21	$1,524,599	$1,216,436	$1,231,965	$1,546,274
7/31/21	$1,531,498	$1,231,555	$1,260,300	$1,559,445
8/31/21	$1,541,846	$1,229,087	$1,257,953	$1,570,101
9/30/21	$1,515,227	$1,217,483	$1,252,697	$1,583,065
10/31/21	$1,541,331	$1,214,299	$1,262,858	$1,603,792
11/30/21	$1,508,108	$1,222,961	$1,265,883	$1,623,056
12/31/21	$1,563,177	$1,218,001	$1,271,972	$1,640,726
1/31/22	$1,538,752	$1,198,865	$1,256,540	$1,657,146
2/28/22	$1,516,770	$1,182,918	$1,268,725	$1,675,037
3/31/22	$1,529,152	$1,157,419	$1,249,778	$1,698,446
4/30/22	$1,473,524	$1,126,312	$1,238,099	$1,711,669
5/31/22	$1,474,760	$1,124,762	$1,237,564	$1,734,115
6/30/22	$1,372,240	$1,107,692	$1,207,002	$1,762,741
7/31/22	$1,427,230	$1,135,906	$1,250,484	$1,769,156
8/31/22	$1,398,485	$1,106,252	$1,220,658	$1,777,609
9/30/22	$1,288,828	$1,070,739	$1,159,487	$1,792,121
10/31/22	$1,330,322	$1,067,074	$1,172,172	$1,808,391
11/30/22	$1,403,251	$1,094,267	$1,186,583	$1,819,955
12/31/22	$1,381,944	$1,081,352	$1,178,558	$1,827,946
1/31/23	$1,455,368	$1,106,259	$1,194,334	$1,845,072
2/28/23	$1,412,100	$1,088,614	$1,180,163	$1,858,581
3/31/23	$1,425,842	$1,112,753	$1,213,222	$1,867,124
4/30/23	$1,435,075	$1,118,482	$1,215,572	$1,881,928
5/31/23	$1,400,781	$1,114,079	$1,201,780	$1,892,358
6/30/23	$1,436,136	$1,113,414	$1,195,961	$1,904,805
7/31/23	$1,469,226	$1,113,774	$1,201,417	$1,915,648
8/31/23	$1,440,107	$1,112,375	$1,196,083	$1,932,593
9/30/23	$1,402,881	$1,093,192	$1,183,945	$1,947,947
10/31/23	$1,373,487	$1,085,430	$1,182,506	$1,957,521
11/30/23	$1,438,955	$1,122,750	$1,204,998	$1,968,097
12/31/23	$1,498,548	$1,158,631	$1,229,994	$1,980,072
1/31/24	$1,495,834	$1,156,360	$1,234,538	$1,994,669
2/29/24	$1,499,906	$1,148,426	$1,223,429	$2,010,361
3/31/24	$1,527,064	$1,158,782	$1,233,209	$2,025,251
4/30/24	$1,490,085	$1,140,124	$1,220,603	$2,039,145
5/31/24	$1,522,955	$1,150,213	$1,237,520	$2,048,267
6/30/24	$1,527,717	$1,160,193	$1,246,962	$2,056,620
7/31/24	$1,565,114	$1,182,607	$1,265,508	$2,067,721
8/31/24	$1,584,505	$1,195,560	$1,274,253	$2,079,681
9/30/24	$1,614,402	$1,209,433	$1,290,626	$2,092,729
10/31/24	$1,563,732	$1,193,067	$1,273,591	$2,105,733
11/30/24	$1,601,735	$1,207,238	$1,279,332	$2,119,919
12/31/24	$1,558,635	$1,197,974	$1,268,038	$2,135,950
1/31/25	$1,585,929	$1,202,615	$1,283,335	$2,154,231
2/28/25	$1,611,787	$1,217,096	$1,305,537	$2,167,456
3/31/25	$1,610,712	$1,212,017	$1,318,822	$2,175,233

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	5.48%	8.93%	4.88%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Bloomberg U.S. TIPS: 1-10 Year Index	6.94%	3.44%	2.81%
Consumer Price Index + 500 Basis Points	7.41%	9.37%	8.08%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,186,113
# of Portfolio Holdings	28
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$11,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	18.4%
PIMCO All Asset: Multi-Real Fund	16.0%
PIMCO Low Duration Fund	11.5%
PIMCO Total Return Fund	7.9%
PIMCO Emerging Markets Local Currency and Bond Fund	4.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	4.1%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.6%
PIMCO TRENDS Managed Futures Strategy Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.5%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PALPX

PIMCO All Asset Fund

Annual Shareholder Report |

March 31, 2025

PIMS1922TSRAR_033125

Class R: PATRX

PIMCO All Asset Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$87	0.85%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in real estate investment trusts and master limited partnerships, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in short-term bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in developed ex-U.S. equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in select liquid alternatives, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class R	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,269	$9,944	$10,087	$10,051
5/31/15	$10,130	$9,903	$10,039	$10,123
6/30/15	$9,961	$9,780	$9,985	$10,192
7/31/15	$9,813	$9,877	$9,976	$10,249
8/31/15	$9,386	$9,851	$9,924	$10,290
9/30/15	$9,085	$9,909	$9,899	$10,310
10/31/15	$9,384	$9,941	$9,902	$10,362
11/30/15	$9,208	$9,946	$9,888	$10,416
12/31/15	$9,061	$9,919	$9,830	$10,447
1/31/16	$8,936	$10,064	$9,956	$10,486
2/29/16	$8,918	$10,161	$10,039	$10,515
3/31/16	$9,519	$10,244	$10,184	$10,589
4/30/16	$9,796	$10,262	$10,211	$10,671
5/31/16	$9,573	$10,305	$10,152	$10,739
6/30/16	$9,884	$10,501	$10,318	$10,811
7/31/16	$10,108	$10,564	$10,351	$10,850
8/31/16	$10,144	$10,559	$10,299	$10,914
9/30/16	$10,248	$10,557	$10,377	$10,986
10/31/16	$10,266	$10,455	$10,365	$11,055
11/30/16	$10,022	$10,282	$10,213	$11,112
12/31/16	$10,201	$10,311	$10,224	$11,184
1/31/17	$10,422	$10,273	$10,300	$11,273
2/28/17	$10,605	$10,361	$10,325	$11,336
3/31/17	$10,698	$10,356	$10,332	$11,377
4/30/17	$10,744	$10,426	$10,378	$11,437
5/31/17	$10,873	$10,487	$10,373	$11,475
6/30/17	$10,875	$10,458	$10,291	$11,529
7/31/17	$11,097	$10,492	$10,342	$11,580
8/31/17	$11,227	$10,588	$10,414	$11,670
9/30/17	$11,219	$10,539	$10,363	$11,774
10/31/17	$11,284	$10,583	$10,380	$11,831
11/30/17	$11,340	$10,600	$10,369	$11,909
12/31/17	$11,540	$10,624	$10,418	$11,982
1/31/18	$11,817	$10,548	$10,340	$12,079
2/28/18	$11,521	$10,524	$10,292	$12,159
3/31/18	$11,554	$10,611	$10,377	$12,211
4/30/18	$11,554	$10,572	$10,363	$12,291
5/31/18	$11,401	$10,611	$10,411	$12,368
6/30/18	$11,264	$10,631	$10,440	$12,429
7/31/18	$11,390	$10,634	$10,400	$12,489
8/31/18	$11,216	$10,667	$10,470	$12,562
9/30/18	$11,274	$10,626	$10,397	$12,638
10/31/18	$10,924	$10,605	$10,316	$12,717
11/30/18	$11,012	$10,657	$10,349	$12,760
12/31/18	$10,888	$10,811	$10,392	$12,820
1/31/19	$11,368	$10,925	$10,508	$12,863
2/28/19	$11,388	$10,938	$10,518	$12,952
3/31/19	$11,460	$11,134	$10,658	$13,052
4/30/19	$11,520	$11,141	$10,704	$13,152
5/31/19	$11,399	$11,301	$10,821	$13,209
6/30/19	$11,744	$11,460	$10,928	$13,259
7/31/19	$11,683	$11,550	$10,945	$13,342
8/31/19	$11,542	$11,812	$11,086	$13,408
9/30/19	$11,652	$11,757	$10,994	$13,482
10/31/19	$11,825	$11,737	$11,025	$13,573
11/30/19	$11,815	$11,723	$11,027	$13,665
12/31/19	$12,133	$11,699	$11,104	$13,759
1/31/20	$11,949	$11,910	$11,248	$13,840
2/29/20	$11,527	$12,056	$11,345	$13,903
3/31/20	$10,179	$11,868	$11,138	$13,899
4/30/20	$10,724	$12,060	$11,364	$13,850
5/31/20	$11,074	$12,095	$11,435	$13,895
6/30/20	$11,403	$12,155	$11,556	$14,017
7/31/20	$11,765	$12,288	$11,722	$14,142
8/31/20	$11,858	$12,199	$11,888	$14,250
9/30/20	$11,673	$12,243	$11,846	$14,344
10/31/20	$11,516	$12,244	$11,797	$14,419
11/30/20	$12,542	$12,314	$11,888	$14,509
12/31/20	$13,064	$12,352	$12,035	$14,629
1/31/21	$13,287	$12,286	$12,110	$14,720
2/28/21	$13,626	$12,095	$12,023	$14,830
3/31/21	$13,848	$12,047	$12,042	$14,959
4/30/21	$14,208	$12,078	$12,196	$15,116
5/31/21	$14,569	$12,105	$12,309	$15,275
6/30/21	$14,670	$12,164	$12,320	$15,463
7/31/21	$14,726	$12,316	$12,603	$15,594
8/31/21	$14,826	$12,291	$12,580	$15,701
9/30/21	$14,556	$12,175	$12,527	$15,831
10/31/21	$14,798	$12,143	$12,629	$16,038
11/30/21	$14,476	$12,230	$12,659	$16,231
12/31/21	$14,997	$12,180	$12,720	$16,407
1/31/22	$14,760	$11,989	$12,565	$16,571
2/28/22	$14,535	$11,829	$12,687	$16,750
3/31/22	$14,647	$11,574	$12,498	$16,984
4/30/22	$14,108	$11,263	$12,381	$17,117
5/31/22	$14,108	$11,248	$12,376	$17,341
6/30/22	$13,126	$11,077	$12,070	$17,627
7/31/22	$13,646	$11,359	$12,505	$17,692
8/31/22	$13,356	$11,063	$12,207	$17,776
9/30/22	$12,300	$10,707	$11,595	$17,921
10/31/22	$12,701	$10,671	$11,722	$18,084
11/30/22	$13,393	$10,943	$11,866	$18,200
12/31/22	$13,174	$10,814	$11,786	$18,279
1/31/23	$13,869	$11,063	$11,943	$18,451
2/28/23	$13,452	$10,886	$11,802	$18,586
3/31/23	$13,569	$11,128	$12,132	$18,671
4/30/23	$13,658	$11,185	$12,156	$18,819
5/31/23	$13,327	$11,141	$12,018	$18,924
6/30/23	$13,653	$11,134	$11,960	$19,048
7/31/23	$13,959	$11,138	$12,014	$19,156
8/31/23	$13,678	$11,124	$11,961	$19,326
9/30/23	$13,326	$10,932	$11,839	$19,479
10/31/23	$13,030	$10,854	$11,825	$19,575
11/30/23	$13,647	$11,228	$12,050	$19,681
12/31/23	$14,208	$11,586	$12,300	$19,801
1/31/24	$14,169	$11,564	$12,345	$19,947
2/29/24	$14,208	$11,484	$12,234	$20,104
3/31/24	$14,450	$11,588	$12,332	$20,253
4/30/24	$14,096	$11,401	$12,206	$20,391
5/31/24	$14,397	$11,502	$12,375	$20,483
6/30/24	$14,426	$11,602	$12,470	$20,566
7/31/24	$14,783	$11,826	$12,655	$20,677
8/31/24	$14,956	$11,956	$12,743	$20,797
9/30/24	$15,232	$12,094	$12,906	$20,927
10/31/24	$14,748	$11,931	$12,736	$21,057
11/30/24	$15,098	$12,072	$12,793	$21,199
12/31/24	$14,686	$11,980	$12,680	$21,360
1/31/25	$14,947	$12,026	$12,833	$21,542
2/28/25	$15,166	$12,171	$13,055	$21,675
3/31/25	$15,151	$12,120	$13,188	$21,752

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class R	4.85%	8.28%	4.24%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Bloomberg U.S. TIPS: 1-10 Year Index	6.94%	3.44%	2.81%
Consumer Price Index + 500 Basis Points	7.41%	9.37%	8.08%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,186,113
# of Portfolio Holdings	28
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$11,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	18.4%
PIMCO All Asset: Multi-Real Fund	16.0%
PIMCO Low Duration Fund	11.5%
PIMCO Total Return Fund	7.9%
PIMCO Emerging Markets Local Currency and Bond Fund	4.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	4.1%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.6%
PIMCO TRENDS Managed Futures Strategy Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.5%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PATRX

PIMCO All Asset Fund

Annual Shareholder Report |

March 31, 2025

PIMS4518TSRAR_033125

Class A: PCMBX

PIMCO California Intermediate Municipal Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.78%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  Security selection within the special tax sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  An overweight exposure to the transportation sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the electric utility sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the lease-backed sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg Municipal Bond Index	Bloomberg California Intermediate Municipal Bond Index
3/31/15	$9,775	$10,000	$10,000
4/30/15	$9,733	$9,948	$9,970
5/31/15	$9,700	$9,920	$9,938
6/30/15	$9,698	$9,911	$9,941
7/31/15	$9,747	$9,983	$10,002
8/31/15	$9,774	$10,002	$10,026
9/30/15	$9,832	$10,075	$10,109
10/31/15	$9,870	$10,115	$10,154
11/30/15	$9,908	$10,155	$10,168
12/31/15	$9,960	$10,226	$10,220
1/31/16	$10,077	$10,348	$10,352
2/29/16	$10,096	$10,365	$10,381
3/31/16	$10,103	$10,398	$10,369
4/30/16	$10,152	$10,474	$10,436
5/31/16	$10,160	$10,502	$10,426
6/30/16	$10,289	$10,669	$10,544
7/31/16	$10,295	$10,676	$10,568
8/31/16	$10,302	$10,690	$10,568
9/30/16	$10,280	$10,637	$10,529
10/31/16	$10,213	$10,525	$10,441
11/30/16	$9,821	$10,133	$10,050
12/31/16	$9,882	$10,252	$10,145
1/31/17	$9,951	$10,319	$10,244
2/28/17	$10,012	$10,391	$10,310
3/31/17	$10,032	$10,414	$10,328
4/30/17	$10,102	$10,489	$10,415
5/31/17	$10,213	$10,656	$10,568
6/30/17	$10,171	$10,617	$10,525
7/31/17	$10,240	$10,703	$10,622
8/31/17	$10,332	$10,785	$10,672
9/30/17	$10,289	$10,730	$10,604
10/31/17	$10,307	$10,756	$10,615
11/30/17	$10,231	$10,699	$10,499
12/31/17	$10,302	$10,810	$10,591
1/31/18	$10,224	$10,683	$10,500
2/28/18	$10,181	$10,651	$10,452
3/31/18	$10,200	$10,691	$10,478
4/30/18	$10,166	$10,652	$10,440
5/31/18	$10,259	$10,774	$10,569
6/30/18	$10,269	$10,784	$10,588
7/31/18	$10,287	$10,810	$10,627
8/31/18	$10,309	$10,837	$10,648
9/30/18	$10,252	$10,767	$10,583
10/31/18	$10,197	$10,701	$10,529
11/30/18	$10,271	$10,819	$10,640
12/31/18	$10,376	$10,949	$10,770
1/31/19	$10,459	$11,032	$10,880
2/28/19	$10,512	$11,091	$10,928
3/31/19	$10,629	$11,266	$11,044
4/30/19	$10,659	$11,308	$11,051
5/31/19	$10,798	$11,464	$11,202
6/30/19	$10,837	$11,507	$11,247
7/31/19	$10,920	$11,599	$11,349
8/31/19	$11,037	$11,782	$11,457
9/30/19	$10,945	$11,688	$11,350
10/31/19	$10,961	$11,709	$11,384
11/30/19	$10,968	$11,738	$11,411
12/31/19	$10,995	$11,774	$11,444
1/31/20	$11,154	$11,986	$11,621
2/29/20	$11,269	$12,140	$11,711
3/31/20	$10,866	$11,700	$11,391
4/30/20	$10,751	$11,553	$11,347
5/31/20	$11,044	$11,920	$11,716
6/30/20	$11,149	$12,019	$11,751
7/31/20	$11,288	$12,221	$11,922
8/31/20	$11,259	$12,164	$11,881
9/30/20	$11,254	$12,166	$11,880
10/31/20	$11,227	$12,130	$11,852
11/30/20	$11,365	$12,313	$11,971
12/31/20	$11,416	$12,388	$12,007
1/31/21	$11,476	$12,467	$12,044
2/28/21	$11,303	$12,269	$11,841
3/31/21	$11,339	$12,344	$11,898
4/30/21	$11,410	$12,448	$11,972
5/31/21	$11,431	$12,485	$11,972
6/30/21	$11,443	$12,519	$11,977
7/31/21	$11,522	$12,623	$12,074
8/31/21	$11,487	$12,577	$12,056
9/30/21	$11,395	$12,486	$11,966
10/31/21	$11,360	$12,449	$11,924
11/30/21	$11,427	$12,555	$11,981
12/31/21	$11,431	$12,576	$12,010
1/31/22	$11,147	$12,231	$11,656
2/28/22	$11,081	$12,188	$11,622
3/31/22	$10,775	$11,793	$11,286
4/30/22	$10,507	$11,466	$11,029
5/31/22	$10,590	$11,637	$11,223
6/30/22	$10,482	$11,446	$11,158
7/31/22	$10,717	$11,749	$11,443
8/31/22	$10,564	$11,491	$11,246
9/30/22	$10,298	$11,050	$10,877
10/31/22	$10,248	$10,958	$10,838
11/30/22	$10,591	$11,471	$11,227
12/31/22	$10,627	$11,504	$11,301
1/31/23	$10,855	$11,834	$11,571
2/28/23	$10,658	$11,566	$11,324
3/31/23	$10,845	$11,823	$11,554
4/30/23	$10,832	$11,796	$11,505
5/31/23	$10,750	$11,694	$11,380
6/30/23	$10,811	$11,811	$11,471
7/31/23	$10,834	$11,858	$11,511
8/31/23	$10,764	$11,687	$11,396
9/30/23	$10,554	$11,344	$11,139
10/31/23	$10,472	$11,248	$11,074
11/30/23	$10,968	$11,962	$11,613
12/31/23	$11,207	$12,240	$11,859
1/31/24	$11,195	$12,177	$11,817
2/29/24	$11,209	$12,193	$11,813
3/31/24	$11,238	$12,193	$11,790
4/30/24	$11,123	$12,042	$11,642
5/31/24	$11,116	$12,006	$11,517
6/30/24	$11,240	$12,190	$11,659
7/31/24	$11,331	$12,301	$11,776
8/31/24	$11,424	$12,398	$11,935
9/30/24	$11,525	$12,521	$12,045
10/31/24	$11,384	$12,338	$11,875
11/30/24	$11,522	$12,552	$12,012
12/31/24	$11,392	$12,369	$11,883
1/31/25	$11,421	$12,431	$11,929
2/28/25	$11,560	$12,554	$12,078
3/31/25	$11,404	$12,341	$11,928

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	1.47%	0.97%	1.55%
Class A (including sales charge)	(0.81%)	0.51%	1.32%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg California Intermediate Municipal Bond Index	1.17%	0.92%	1.78%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$197,873
# of Portfolio Holdings	154
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$423
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Local or Guaranteed Housing	14.4%
Port, Airport & Marina Revenue	11.9%
Ad Valorem Property Tax	11.6%
Electric Power & Light Revenue	10.2%
Health, Hospital & Nursing Home Revenue	10.0%
U.S. Government Agencies	5.5%
Highway Revenue Tolls	3.7%
Special Tax	3.7%
Lease (Abatement)	3.4%
Resource Recovery Revenue	3.1%
Sewer Revenue	2.5%
Natural Gas Revenue	2.4%
Other Investments	14.0%
Short-Term Instruments	2.1%
Affiliated Investments	2.0%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCMBX

PIMCO California Intermediate Municipal Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS4038TSRAR_033125

Class C: PCFCX

PIMCO California Intermediate Municipal Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.53%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  Security selection within the special tax sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  An overweight exposure to the transportation sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the electric utility sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the lease-backed sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg Municipal Bond Index	Bloomberg California Intermediate Municipal Bond Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,951	$9,948	$9,970
5/31/15	$9,911	$9,920	$9,938
6/30/15	$9,903	$9,911	$9,941
7/31/15	$9,946	$9,983	$10,002
8/31/15	$9,968	$10,002	$10,026
9/30/15	$10,021	$10,075	$10,109
10/31/15	$10,053	$10,115	$10,154
11/30/15	$10,086	$10,155	$10,168
12/31/15	$10,132	$10,226	$10,220
1/31/16	$10,244	$10,348	$10,352
2/29/16	$10,258	$10,365	$10,381
3/31/16	$10,259	$10,398	$10,369
4/30/16	$10,302	$10,474	$10,436
5/31/16	$10,303	$10,502	$10,426
6/30/16	$10,428	$10,669	$10,544
7/31/16	$10,428	$10,676	$10,568
8/31/16	$10,428	$10,690	$10,568
9/30/16	$10,399	$10,637	$10,529
10/31/16	$10,325	$10,525	$10,441
11/30/16	$9,922	$10,133	$10,050
12/31/16	$9,977	$10,252	$10,145
1/31/17	$10,041	$10,319	$10,244
2/28/17	$10,097	$10,391	$10,310
3/31/17	$10,110	$10,414	$10,328
4/30/17	$10,174	$10,489	$10,415
5/31/17	$10,280	$10,656	$10,568
6/30/17	$10,231	$10,617	$10,525
7/31/17	$10,295	$10,703	$10,622
8/31/17	$10,380	$10,785	$10,672
9/30/17	$10,330	$10,730	$10,604
10/31/17	$10,342	$10,756	$10,615
11/30/17	$10,260	$10,699	$10,499
12/31/17	$10,324	$10,810	$10,591
1/31/18	$10,240	$10,683	$10,500
2/28/18	$10,191	$10,651	$10,452
3/31/18	$10,203	$10,691	$10,478
4/30/18	$10,163	$10,652	$10,440
5/31/18	$10,249	$10,774	$10,569
6/30/18	$10,253	$10,784	$10,588
7/31/18	$10,265	$10,810	$10,627
8/31/18	$10,279	$10,837	$10,648
9/30/18	$10,217	$10,767	$10,583
10/31/18	$10,155	$10,701	$10,529
11/30/18	$10,223	$10,819	$10,640
12/31/18	$10,320	$10,949	$10,770
1/31/19	$10,397	$11,032	$10,880
2/28/19	$10,444	$11,091	$10,928
3/31/19	$10,553	$11,266	$11,044
4/30/19	$10,577	$11,308	$11,051
5/31/19	$10,707	$11,464	$11,202
6/30/19	$10,740	$11,507	$11,247
7/31/19	$10,815	$11,599	$11,349
8/31/19	$10,924	$11,782	$11,457
9/30/19	$10,826	$11,688	$11,350
10/31/19	$10,836	$11,709	$11,384
11/30/19	$10,835	$11,738	$11,411
12/31/19	$10,855	$11,774	$11,444
1/31/20	$11,005	$11,986	$11,621
2/29/20	$11,112	$12,140	$11,711
3/31/20	$10,709	$11,700	$11,391
4/30/20	$10,588	$11,553	$11,347
5/31/20	$10,870	$11,920	$11,716
6/30/20	$10,967	$12,019	$11,751
7/31/20	$11,096	$12,221	$11,922
8/31/20	$11,061	$12,164	$11,881
9/30/20	$11,049	$12,166	$11,880
10/31/20	$11,015	$12,130	$11,852
11/30/20	$11,144	$12,313	$11,971
12/31/20	$11,187	$12,388	$12,007
1/31/21	$11,238	$12,467	$12,044
2/28/21	$11,063	$12,269	$11,841
3/31/21	$11,091	$12,344	$11,898
4/30/21	$11,152	$12,448	$11,972
5/31/21	$11,167	$12,485	$11,972
6/30/21	$11,171	$12,519	$11,977
7/31/21	$11,241	$12,623	$12,074
8/31/21	$11,200	$12,577	$12,056
9/30/21	$11,104	$12,486	$11,966
10/31/21	$11,063	$12,449	$11,924
11/30/21	$11,121	$12,555	$11,981
12/31/21	$11,118	$12,576	$12,010
1/31/22	$10,834	$12,231	$11,656
2/28/22	$10,764	$12,188	$11,622
3/31/22	$10,460	$11,793	$11,286
4/30/22	$10,193	$11,466	$11,029
5/31/22	$10,268	$11,637	$11,223
6/30/22	$10,157	$11,446	$11,158
7/31/22	$10,378	$11,749	$11,443
8/31/22	$10,223	$11,491	$11,246
9/30/22	$9,959	$11,050	$10,877
10/31/22	$9,905	$10,958	$10,838
11/30/22	$10,231	$11,471	$11,227
12/31/22	$10,258	$11,504	$11,301
1/31/23	$10,472	$11,834	$11,571
2/28/23	$10,276	$11,566	$11,324
3/31/23	$10,449	$11,823	$11,554
4/30/23	$10,430	$11,796	$11,505
5/31/23	$10,345	$11,694	$11,380
6/30/23	$10,397	$11,811	$11,471
7/31/23	$10,412	$11,858	$11,511
8/31/23	$10,339	$11,687	$11,396
9/30/23	$10,131	$11,344	$11,139
10/31/23	$10,046	$11,248	$11,074
11/30/23	$10,516	$11,962	$11,613
12/31/23	$10,737	$12,240	$11,859
1/31/24	$10,719	$12,177	$11,817
2/29/24	$10,727	$12,193	$11,813
3/31/24	$10,747	$12,193	$11,790
4/30/24	$10,630	$12,042	$11,642
5/31/24	$10,617	$12,006	$11,517
6/30/24	$10,729	$12,190	$11,659
7/31/24	$10,809	$12,301	$11,776
8/31/24	$10,890	$12,398	$11,935
9/30/24	$10,980	$12,521	$12,045
10/31/24	$10,839	$12,338	$11,875
11/30/24	$10,964	$12,552	$12,012
12/31/24	$10,833	$12,369	$11,883
1/31/25	$10,854	$12,431	$11,929
2/28/25	$10,980	$12,554	$12,078
3/31/25	$10,824	$12,341	$11,928

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	0.72%	0.22%	0.80%
Class C (including sales charge)	(0.27%)	0.22%	0.80%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg California Intermediate Municipal Bond Index	1.17%	0.92%	1.78%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$197,873
# of Portfolio Holdings	154
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$423
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Local or Guaranteed Housing	14.4%
Port, Airport & Marina Revenue	11.9%
Ad Valorem Property Tax	11.6%
Electric Power & Light Revenue	10.2%
Health, Hospital & Nursing Home Revenue	10.0%
U.S. Government Agencies	5.5%
Highway Revenue Tolls	3.7%
Special Tax	3.7%
Lease (Abatement)	3.4%
Resource Recovery Revenue	3.1%
Sewer Revenue	2.5%
Natural Gas Revenue	2.4%
Other Investments	14.0%
Short-Term Instruments	2.1%
Affiliated Investments	2.0%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCFCX

PIMCO California Intermediate Municipal Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS4238TSRAR_033125

Institutional Class: PCIMX

PIMCO California Intermediate Municipal Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.45%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  Security selection within the special tax sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  An overweight exposure to the transportation sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the electric utility sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the lease-backed sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg California Intermediate Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$995,963	$994,753	$997,031
5/31/15	$992,910	$992,005	$993,787
6/30/15	$992,972	$991,101	$994,054
7/31/15	$998,226	$998,280	$1,000,224
8/31/15	$1,001,257	$1,000,240	$1,002,609
9/30/15	$1,007,520	$1,007,486	$1,010,871
10/31/15	$1,011,703	$1,011,492	$1,015,358
11/30/15	$1,015,818	$1,015,513	$1,016,806
12/31/15	$1,021,498	$1,022,648	$1,022,031
1/31/16	$1,033,703	$1,034,850	$1,035,164
2/29/16	$1,035,979	$1,036,478	$1,038,117
3/31/16	$1,037,047	$1,039,761	$1,036,890
4/30/16	$1,042,370	$1,047,406	$1,043,616
5/31/16	$1,043,414	$1,050,239	$1,042,573
6/30/16	$1,056,947	$1,066,947	$1,054,414
7/31/16	$1,057,947	$1,067,598	$1,056,820
8/31/16	$1,058,964	$1,069,039	$1,056,795
9/30/16	$1,056,946	$1,063,703	$1,052,859
10/31/16	$1,050,374	$1,052,544	$1,044,075
11/30/16	$1,010,321	$1,013,289	$1,005,017
12/31/16	$1,016,879	$1,025,185	$1,014,511
1/31/17	$1,024,227	$1,031,944	$1,024,445
2/28/17	$1,030,798	$1,039,109	$1,030,975
3/31/17	$1,033,176	$1,041,365	$1,032,768
4/30/17	$1,040,602	$1,048,921	$1,041,506
5/31/17	$1,052,408	$1,065,568	$1,056,793
6/30/17	$1,048,364	$1,061,747	$1,052,531
7/31/17	$1,055,786	$1,070,337	$1,062,169
8/31/17	$1,065,505	$1,078,482	$1,067,240
9/30/17	$1,061,367	$1,072,999	$1,060,363
10/31/17	$1,063,492	$1,075,618	$1,061,472
11/30/17	$1,055,986	$1,069,859	$1,049,896
12/31/17	$1,063,631	$1,081,041	$1,059,102
1/31/18	$1,055,899	$1,068,314	$1,050,010
2/28/18	$1,051,666	$1,065,122	$1,045,249
3/31/18	$1,053,967	$1,069,053	$1,047,768
4/30/18	$1,050,700	$1,065,238	$1,044,035
5/31/18	$1,060,615	$1,077,436	$1,056,936
6/30/18	$1,061,928	$1,078,356	$1,058,786
7/31/18	$1,064,147	$1,080,972	$1,062,662
8/31/18	$1,066,698	$1,083,748	$1,064,815
9/30/18	$1,061,083	$1,076,732	$1,058,310
10/31/18	$1,055,643	$1,070,102	$1,052,852
11/30/18	$1,063,641	$1,081,946	$1,063,977
12/31/18	$1,074,760	$1,094,900	$1,077,045
1/31/19	$1,083,679	$1,103,177	$1,088,021
2/28/19	$1,089,459	$1,109,084	$1,092,769
3/31/19	$1,101,861	$1,126,616	$1,104,423
4/30/19	$1,105,321	$1,130,850	$1,105,066
5/31/19	$1,120,025	$1,146,440	$1,120,234
6/30/19	$1,124,354	$1,150,673	$1,124,695
7/31/19	$1,133,297	$1,159,947	$1,134,870
8/31/19	$1,145,781	$1,178,243	$1,145,683
9/30/19	$1,136,451	$1,168,798	$1,134,961
10/31/19	$1,138,512	$1,170,893	$1,138,402
11/30/19	$1,139,500	$1,173,821	$1,141,092
12/31/19	$1,142,606	$1,177,405	$1,144,410
1/31/20	$1,159,477	$1,198,559	$1,162,063
2/29/20	$1,171,726	$1,214,015	$1,171,127
3/31/20	$1,130,185	$1,169,979	$1,139,147
4/30/20	$1,118,493	$1,155,296	$1,134,725
5/31/20	$1,149,259	$1,192,047	$1,171,608
6/30/20	$1,160,550	$1,201,858	$1,175,141
7/31/20	$1,175,393	$1,222,100	$1,192,242
8/31/20	$1,172,683	$1,216,366	$1,188,137
9/30/20	$1,172,469	$1,216,624	$1,187,971
10/31/20	$1,169,935	$1,212,970	$1,185,207
11/30/20	$1,184,690	$1,231,274	$1,197,140
12/31/20	$1,190,370	$1,238,775	$1,200,735
1/31/21	$1,196,834	$1,246,669	$1,204,369
2/28/21	$1,179,148	$1,226,861	$1,184,126
3/31/21	$1,183,270	$1,234,427	$1,189,786
4/30/21	$1,190,951	$1,244,781	$1,197,248
5/31/21	$1,193,511	$1,248,495	$1,197,184
6/30/21	$1,195,038	$1,251,923	$1,197,663
7/31/21	$1,203,617	$1,262,306	$1,207,351
8/31/21	$1,200,291	$1,257,674	$1,205,578
9/30/21	$1,191,091	$1,248,597	$1,196,630
10/31/21	$1,187,738	$1,244,947	$1,192,373
11/30/21	$1,195,076	$1,255,545	$1,198,096
12/31/21	$1,195,872	$1,257,570	$1,200,953
1/31/22	$1,166,391	$1,223,147	$1,165,588
2/28/22	$1,159,781	$1,218,765	$1,162,182
3/31/22	$1,128,144	$1,179,256	$1,128,633
4/30/22	$1,100,375	$1,146,639	$1,102,860
5/31/22	$1,109,395	$1,163,672	$1,122,337
6/30/22	$1,098,374	$1,144,613	$1,115,797
7/31/22	$1,123,236	$1,174,856	$1,144,279
8/31/22	$1,107,528	$1,149,107	$1,124,619
9/30/22	$1,079,970	$1,105,003	$1,087,711
10/31/22	$1,075,000	$1,095,814	$1,083,812
11/30/22	$1,111,340	$1,147,069	$1,122,666
12/31/22	$1,115,389	$1,150,353	$1,130,071
1/31/23	$1,139,630	$1,183,397	$1,157,060
2/28/23	$1,119,237	$1,156,638	$1,132,446
3/31/23	$1,139,162	$1,182,301	$1,155,436
4/30/23	$1,138,102	$1,179,600	$1,150,470
5/31/23	$1,129,886	$1,169,378	$1,137,954
6/30/23	$1,136,610	$1,181,092	$1,147,061
7/31/23	$1,139,243	$1,185,764	$1,151,143
8/31/23	$1,132,225	$1,168,693	$1,139,568
9/30/23	$1,110,495	$1,134,441	$1,113,852
10/31/23	$1,102,131	$1,124,787	$1,107,420
11/30/23	$1,154,693	$1,196,190	$1,161,300
12/31/23	$1,180,150	$1,223,991	$1,185,853
1/31/24	$1,179,195	$1,217,740	$1,181,663
2/29/24	$1,181,032	$1,219,304	$1,181,302
3/31/24	$1,184,363	$1,219,266	$1,178,970
4/30/24	$1,172,538	$1,204,165	$1,164,217
5/31/24	$1,172,224	$1,200,633	$1,151,652
6/30/24	$1,185,577	$1,219,036	$1,165,941
7/31/24	$1,195,493	$1,230,147	$1,177,565
8/31/24	$1,205,641	$1,239,849	$1,193,482
9/30/24	$1,216,639	$1,252,103	$1,204,538
10/31/24	$1,202,029	$1,233,846	$1,187,450
11/30/24	$1,217,004	$1,255,160	$1,201,198
12/31/24	$1,203,616	$1,236,886	$1,188,260
1/31/25	$1,207,020	$1,243,085	$1,192,947
2/28/25	$1,222,046	$1,255,411	$1,207,751
3/31/25	$1,205,784	$1,234,135	$1,192,775

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	1.81%	1.30%	1.89%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg California Intermediate Municipal Bond Index	1.17%	0.92%	1.78%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$197,873
# of Portfolio Holdings	154
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$423
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Local or Guaranteed Housing	14.4%
Port, Airport & Marina Revenue	11.9%
Ad Valorem Property Tax	11.6%
Electric Power & Light Revenue	10.2%
Health, Hospital & Nursing Home Revenue	10.0%
U.S. Government Agencies	5.5%
Highway Revenue Tolls	3.7%
Special Tax	3.7%
Lease (Abatement)	3.4%
Resource Recovery Revenue	3.1%
Sewer Revenue	2.5%
Natural Gas Revenue	2.4%
Other Investments	14.0%
Short-Term Instruments	2.1%
Affiliated Investments	2.0%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCIMX

PIMCO California Intermediate Municipal Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS0054TSRAR_033125

I-2: PCIPX

PIMCO California Intermediate Municipal Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$55	0.55%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  Security selection within the special tax sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  An overweight exposure to the transportation sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the electric utility sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the lease-backed sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg Municipal Bond Index	Bloomberg California Intermediate Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$995,881	$994,753	$997,031
5/31/15	$992,744	$992,005	$993,787
6/30/15	$992,724	$991,101	$994,054
7/31/15	$997,887	$998,280	$1,000,224
8/31/15	$1,000,838	$1,000,240	$1,002,609
9/30/15	$1,007,017	$1,007,486	$1,010,871
10/31/15	$1,011,110	$1,011,492	$1,015,358
11/30/15	$1,015,142	$1,015,513	$1,016,806
12/31/15	$1,020,725	$1,022,648	$1,022,031
1/31/16	$1,032,841	$1,034,850	$1,035,164
2/29/16	$1,034,960	$1,036,478	$1,038,117
3/31/16	$1,035,939	$1,039,761	$1,036,890
4/30/16	$1,041,168	$1,047,406	$1,043,616
5/31/16	$1,042,125	$1,050,239	$1,042,573
6/30/16	$1,055,560	$1,066,947	$1,054,414
7/31/16	$1,056,469	$1,067,598	$1,056,820
8/31/16	$1,057,394	$1,069,039	$1,056,795
9/30/16	$1,055,287	$1,063,703	$1,052,859
10/31/16	$1,048,641	$1,052,544	$1,044,075
11/30/16	$1,008,573	$1,013,289	$1,005,017
12/31/16	$1,015,028	$1,025,185	$1,014,511
1/31/17	$1,022,281	$1,031,944	$1,024,445
2/28/17	$1,028,761	$1,039,109	$1,030,975
3/31/17	$1,031,041	$1,041,365	$1,032,768
4/30/17	$1,038,373	$1,048,921	$1,041,506
5/31/17	$1,050,067	$1,065,568	$1,056,793
6/30/17	$1,045,940	$1,061,747	$1,052,531
7/31/17	$1,053,260	$1,070,337	$1,062,169
8/31/17	$1,062,866	$1,078,482	$1,067,240
9/30/17	$1,058,647	$1,072,999	$1,060,363
10/31/17	$1,060,678	$1,075,618	$1,061,472
11/30/17	$1,053,105	$1,069,859	$1,049,896
12/31/17	$1,060,636	$1,081,041	$1,059,102
1/31/18	$1,052,838	$1,068,314	$1,050,010
2/28/18	$1,048,535	$1,065,122	$1,045,249
3/31/18	$1,050,736	$1,069,053	$1,047,768
4/30/18	$1,047,394	$1,065,238	$1,044,035
5/31/18	$1,057,182	$1,077,436	$1,056,936
6/30/18	$1,058,400	$1,078,356	$1,058,786
7/31/18	$1,060,525	$1,080,972	$1,062,662
8/31/18	$1,062,968	$1,083,748	$1,064,815
9/30/18	$1,057,294	$1,076,732	$1,058,310
10/31/18	$1,051,784	$1,070,102	$1,052,852
11/30/18	$1,059,657	$1,081,946	$1,063,977
12/31/18	$1,070,649	$1,094,900	$1,077,045
1/31/19	$1,079,447	$1,103,177	$1,088,021
2/28/19	$1,085,121	$1,109,084	$1,092,769
3/31/19	$1,097,382	$1,126,616	$1,104,423
4/30/19	$1,100,738	$1,130,850	$1,105,066
5/31/19	$1,115,285	$1,146,440	$1,120,234
6/30/19	$1,119,510	$1,150,673	$1,124,695
7/31/19	$1,128,319	$1,159,947	$1,134,870
8/31/19	$1,140,646	$1,178,243	$1,145,683
9/30/19	$1,131,270	$1,168,798	$1,134,961
10/31/19	$1,133,226	$1,170,893	$1,138,402
11/30/19	$1,134,113	$1,173,821	$1,141,092
12/31/19	$1,137,108	$1,177,405	$1,144,410
1/31/20	$1,153,798	$1,198,559	$1,162,063
2/29/20	$1,165,899	$1,214,015	$1,171,127
3/31/20	$1,124,472	$1,169,979	$1,139,147
4/30/20	$1,112,747	$1,155,296	$1,134,725
5/31/20	$1,143,260	$1,192,047	$1,171,608
6/30/20	$1,154,397	$1,201,858	$1,175,141
7/31/20	$1,169,056	$1,222,100	$1,192,242
8/31/20	$1,166,268	$1,216,366	$1,188,137
9/30/20	$1,165,959	$1,216,624	$1,187,971
10/31/20	$1,163,338	$1,212,970	$1,185,207
11/30/20	$1,177,917	$1,231,274	$1,197,140
12/31/20	$1,183,454	$1,238,775	$1,200,735
1/31/21	$1,189,789	$1,246,669	$1,204,369
2/28/21	$1,172,116	$1,226,861	$1,184,126
3/31/21	$1,176,112	$1,234,427	$1,189,786
4/30/21	$1,183,638	$1,244,781	$1,197,248
5/31/21	$1,186,089	$1,248,495	$1,197,184
6/30/21	$1,187,508	$1,251,923	$1,197,663
7/31/21	$1,195,929	$1,262,306	$1,207,351
8/31/21	$1,192,525	$1,257,674	$1,205,578
9/30/21	$1,183,287	$1,248,597	$1,196,630
10/31/21	$1,179,856	$1,244,947	$1,192,373
11/30/21	$1,187,048	$1,255,545	$1,198,096
12/31/21	$1,187,733	$1,257,570	$1,200,953
1/31/22	$1,158,358	$1,223,147	$1,165,588
2/28/22	$1,151,705	$1,218,765	$1,162,182
3/31/22	$1,120,192	$1,179,256	$1,128,633
4/30/22	$1,092,530	$1,146,639	$1,102,860
5/31/22	$1,101,393	$1,163,672	$1,122,337
6/30/22	$1,090,365	$1,144,613	$1,115,797
7/31/22	$1,114,954	$1,174,856	$1,144,279
8/31/22	$1,099,267	$1,149,107	$1,124,619
9/30/22	$1,071,819	$1,105,003	$1,087,711
10/31/22	$1,066,802	$1,095,814	$1,083,812
11/30/22	$1,102,763	$1,147,069	$1,122,666
12/31/22	$1,106,682	$1,150,353	$1,130,071
1/31/23	$1,130,644	$1,183,397	$1,157,060
2/28/23	$1,110,326	$1,156,638	$1,132,446
3/31/23	$1,129,987	$1,182,301	$1,155,436
4/30/23	$1,128,848	$1,179,600	$1,150,470
5/31/23	$1,120,603	$1,169,378	$1,137,954
6/30/23	$1,127,174	$1,181,092	$1,147,061
7/31/23	$1,129,696	$1,185,764	$1,151,143
8/31/23	$1,122,642	$1,168,693	$1,139,568
9/30/23	$1,101,000	$1,134,441	$1,113,852
10/31/23	$1,092,613	$1,124,787	$1,107,420
11/30/23	$1,144,630	$1,196,190	$1,161,300
12/31/23	$1,169,765	$1,223,991	$1,185,853
1/31/24	$1,168,724	$1,217,740	$1,181,663
2/29/24	$1,170,452	$1,219,304	$1,181,302
3/31/24	$1,173,655	$1,219,266	$1,178,970
4/30/24	$1,161,841	$1,204,165	$1,164,217
5/31/24	$1,161,425	$1,200,633	$1,151,652
6/30/24	$1,174,568	$1,219,036	$1,165,941
7/31/24	$1,184,293	$1,230,147	$1,177,565
8/31/24	$1,194,238	$1,239,849	$1,193,482
9/30/24	$1,205,040	$1,252,103	$1,204,538
10/31/24	$1,190,468	$1,233,846	$1,187,450
11/30/24	$1,205,198	$1,255,160	$1,201,198
12/31/24	$1,191,838	$1,236,886	$1,188,260
1/31/25	$1,195,104	$1,243,085	$1,192,947
2/28/25	$1,209,891	$1,255,411	$1,207,751
3/31/25	$1,193,695	$1,234,135	$1,192,775

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	1.71%	1.20%	1.79%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg California Intermediate Municipal Bond Index	1.17%	0.92%	1.78%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$197,873
# of Portfolio Holdings	154
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$423
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Local or Guaranteed Housing	14.4%
Port, Airport & Marina Revenue	11.9%
Ad Valorem Property Tax	11.6%
Electric Power & Light Revenue	10.2%
Health, Hospital & Nursing Home Revenue	10.0%
U.S. Government Agencies	5.5%
Highway Revenue Tolls	3.7%
Special Tax	3.7%
Lease (Abatement)	3.4%
Resource Recovery Revenue	3.1%
Sewer Revenue	2.5%
Natural Gas Revenue	2.4%
Other Investments	14.0%
Short-Term Instruments	2.1%
Affiliated Investments	2.0%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCIPX

PIMCO California Intermediate Municipal Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS1918TSRAR_033125

Class A: PCTTX

PIMCO California Municipal Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.79%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the special tax sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  An underweight exposure to the education sector contributed to performance, as the sector underperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell, and long-end maturities rose.

  Security selection within the electric utility sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  An underweight exposure to the pre-refunded sector detracted from performance, as the sector outperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
3/31/15	$9,776	$10,000	$10,000
4/30/15	$9,700	$9,948	$9,945
5/31/15	$9,653	$9,920	$9,922
6/30/15	$9,653	$9,911	$9,914
7/31/15	$9,702	$9,983	$9,988
8/31/15	$9,741	$10,002	$10,016
9/30/15	$9,821	$10,075	$10,085
10/31/15	$9,920	$10,115	$10,122
11/30/15	$10,009	$10,155	$10,162
12/31/15	$10,103	$10,226	$10,238
1/31/16	$10,245	$10,348	$10,351
2/29/16	$10,246	$10,365	$10,368
3/31/16	$10,352	$10,398	$10,402
4/30/16	$10,470	$10,474	$10,481
5/31/16	$10,548	$10,502	$10,511
6/30/16	$10,752	$10,669	$10,678
7/31/16	$10,752	$10,676	$10,682
8/31/16	$10,794	$10,690	$10,700
9/30/16	$10,741	$10,637	$10,635
10/31/16	$10,568	$10,525	$10,511
11/30/16	$10,038	$10,133	$10,106
12/31/16	$10,141	$10,252	$10,225
1/31/17	$10,222	$10,319	$10,305
2/28/17	$10,305	$10,391	$10,365
3/31/17	$10,340	$10,414	$10,385
4/30/17	$10,442	$10,489	$10,458
5/31/17	$10,613	$10,656	$10,632
6/30/17	$10,619	$10,617	$10,597
7/31/17	$10,672	$10,703	$10,690
8/31/17	$10,764	$10,785	$10,756
9/30/17	$10,680	$10,730	$10,705
10/31/17	$10,723	$10,756	$10,740
11/30/17	$10,718	$10,699	$10,683
12/31/17	$10,843	$10,810	$10,800
1/31/18	$10,715	$10,683	$10,671
2/28/18	$10,658	$10,651	$10,636
3/31/18	$10,713	$10,691	$10,684
4/30/18	$10,684	$10,652	$10,641
5/31/18	$10,839	$10,774	$10,784
6/30/18	$10,845	$10,784	$10,787
7/31/18	$10,867	$10,810	$10,813
8/31/18	$10,913	$10,837	$10,847
9/30/18	$10,832	$10,767	$10,763
10/31/18	$10,711	$10,701	$10,689
11/30/18	$10,818	$10,819	$10,801
12/31/18	$10,923	$10,949	$10,920
1/31/19	$10,988	$11,032	$10,991
2/28/19	$11,054	$11,091	$11,045
3/31/19	$11,285	$11,266	$11,227
4/30/19	$11,351	$11,308	$11,276
5/31/19	$11,521	$11,464	$11,441
6/30/19	$11,563	$11,507	$11,480
7/31/19	$11,648	$11,599	$11,576
8/31/19	$11,900	$11,782	$11,764
9/30/19	$11,825	$11,688	$11,676
10/31/19	$11,824	$11,709	$11,697
11/30/19	$11,834	$11,738	$11,724
12/31/19	$11,874	$11,774	$11,757
1/31/20	$12,114	$11,986	$11,968
2/29/20	$12,322	$12,140	$12,123
3/31/20	$11,823	$11,700	$11,699
4/30/20	$11,608	$11,553	$11,574
5/31/20	$12,050	$11,920	$11,966
6/30/20	$12,206	$12,019	$12,035
7/31/20	$12,425	$12,221	$12,242
8/31/20	$12,333	$12,164	$12,161
9/30/20	$12,317	$12,166	$12,157
10/31/20	$12,280	$12,130	$12,124
11/30/20	$12,542	$12,313	$12,311
12/31/20	$12,646	$12,388	$12,362
1/31/21	$12,734	$12,467	$12,421
2/28/21	$12,450	$12,269	$12,196
3/31/21	$12,529	$12,344	$12,280
4/30/21	$12,683	$12,448	$12,377
5/31/21	$12,762	$12,485	$12,411
6/30/21	$12,820	$12,519	$12,444
7/31/21	$12,920	$12,623	$12,547
8/31/21	$12,847	$12,577	$12,505
9/30/21	$12,709	$12,486	$12,413
10/31/21	$12,702	$12,449	$12,377
11/30/21	$12,825	$12,555	$12,488
12/31/21	$12,847	$12,576	$12,513
1/31/22	$12,489	$12,231	$12,142
2/28/22	$12,406	$12,188	$12,105
3/31/22	$11,964	$11,793	$11,702
4/30/22	$11,494	$11,466	$11,363
5/31/22	$11,700	$11,637	$11,555
6/30/22	$11,349	$11,446	$11,375
7/31/22	$11,755	$11,749	$11,696
8/31/22	$11,515	$11,491	$11,446
9/30/22	$10,959	$11,050	$11,023
10/31/22	$10,830	$10,958	$10,951
11/30/22	$11,500	$11,471	$11,454
12/31/22	$11,487	$11,504	$11,491
1/31/23	$11,881	$11,834	$11,801
2/28/23	$11,588	$11,566	$11,533
3/31/23	$11,778	$11,823	$11,784
4/30/23	$11,807	$11,796	$11,755
5/31/23	$11,714	$11,694	$11,656
6/30/23	$11,849	$11,811	$11,772
7/31/23	$11,868	$11,858	$11,819
8/31/23	$11,742	$11,687	$11,683
9/30/23	$11,401	$11,344	$11,347
10/31/23	$11,228	$11,248	$11,249
11/30/23	$12,014	$11,962	$11,937
12/31/23	$12,359	$12,240	$12,206
1/31/24	$12,358	$12,177	$12,156
2/29/24	$12,405	$12,193	$12,170
3/31/24	$12,441	$12,193	$12,155
4/30/24	$12,292	$12,042	$12,000
5/31/24	$12,330	$12,006	$11,963
6/30/24	$12,516	$12,190	$12,131
7/31/24	$12,620	$12,301	$12,239
8/31/24	$12,694	$12,398	$12,341
9/30/24	$12,821	$12,521	$12,467
10/31/24	$12,678	$12,338	$12,297
11/30/24	$12,854	$12,552	$12,492
12/31/24	$12,697	$12,369	$12,331
1/31/25	$12,706	$12,431	$12,348
2/28/25	$12,859	$12,554	$12,485
3/31/25	$12,640	$12,341	$12,272

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	1.60%	1.35%	2.60%
Class A (including sales charge)	(0.71%)	0.88%	2.37%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg California Municipal Bond Index	0.96%	0.96%	2.07%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$335,680
# of Portfolio Holdings	254
Portfolio Turnover Rate	24%
Total Net Advisory Fees Paid During the Reporting Period	$556
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	15.6%
Local or Guaranteed Housing	12.4%
Port, Airport & Marina Revenue	11.0%
Electric Power & Light Revenue	8.3%
Health, Hospital & Nursing Home Revenue	8.3%
College & University Revenue	5.5%
U.S. Government Agencies	5.0%
Special Tax	4.2%
Tobacco Settlement Funded	3.6%
Water Revenue	3.5%
Highway Revenue Tolls	3.4%
Other Investments	14.3%
Short-Term Instruments	1.2%
Affiliated Investments	3.2%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCTTX

PIMCO California Municipal Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS6040TSRAR_033125

Class C: PCTGX

PIMCO California Municipal Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.54%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the special tax sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  An underweight exposure to the education sector contributed to performance, as the sector underperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell, and long-end maturities rose.

  Security selection within the electric utility sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  An underweight exposure to the pre-refunded sector detracted from performance, as the sector outperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,917	$9,948	$9,945
5/31/15	$9,861	$9,920	$9,922
6/30/15	$9,856	$9,911	$9,914
7/31/15	$9,899	$9,983	$9,988
8/31/15	$9,933	$10,002	$10,016
9/30/15	$10,009	$10,075	$10,085
10/31/15	$10,103	$10,115	$10,122
11/30/15	$10,187	$10,155	$10,162
12/31/15	$10,276	$10,226	$10,238
1/31/16	$10,415	$10,348	$10,351
2/29/16	$10,410	$10,365	$10,368
3/31/16	$10,511	$10,398	$10,402
4/30/16	$10,623	$10,474	$10,481
5/31/16	$10,696	$10,502	$10,511
6/30/16	$10,896	$10,669	$10,678
7/31/16	$10,890	$10,676	$10,682
8/31/16	$10,925	$10,690	$10,700
9/30/16	$10,864	$10,637	$10,635
10/31/16	$10,683	$10,525	$10,511
11/30/16	$10,141	$10,133	$10,106
12/31/16	$10,238	$10,252	$10,225
1/31/17	$10,313	$10,319	$10,305
2/28/17	$10,391	$10,391	$10,365
3/31/17	$10,419	$10,414	$10,385
4/30/17	$10,516	$10,489	$10,458
5/31/17	$10,682	$10,656	$10,632
6/30/17	$10,681	$10,617	$10,597
7/31/17	$10,727	$10,703	$10,690
8/31/17	$10,813	$10,785	$10,756
9/30/17	$10,721	$10,730	$10,705
10/31/17	$10,759	$10,756	$10,740
11/30/17	$10,747	$10,699	$10,683
12/31/17	$10,865	$10,810	$10,800
1/31/18	$10,730	$10,683	$10,671
2/28/18	$10,667	$10,651	$10,636
3/31/18	$10,714	$10,691	$10,684
4/30/18	$10,680	$10,652	$10,641
5/31/18	$10,828	$10,774	$10,784
6/30/18	$10,827	$10,784	$10,787
7/31/18	$10,842	$10,810	$10,813
8/31/18	$10,881	$10,837	$10,847
9/30/18	$10,794	$10,767	$10,763
10/31/18	$10,667	$10,701	$10,689
11/30/18	$10,765	$10,819	$10,801
12/31/18	$10,864	$10,949	$10,920
1/31/19	$10,921	$11,032	$10,991
2/28/19	$10,981	$11,091	$11,045
3/31/19	$11,203	$11,266	$11,227
4/30/19	$11,261	$11,308	$11,276
5/31/19	$11,423	$11,464	$11,441
6/30/19	$11,458	$11,507	$11,480
7/31/19	$11,535	$11,599	$11,576
8/31/19	$11,777	$11,782	$11,764
9/30/19	$11,695	$11,688	$11,676
10/31/19	$11,687	$11,709	$11,697
11/30/19	$11,689	$11,738	$11,724
12/31/19	$11,722	$11,774	$11,757
1/31/20	$11,951	$11,986	$11,968
2/29/20	$12,150	$12,140	$12,123
3/31/20	$11,650	$11,700	$11,699
4/30/20	$11,431	$11,553	$11,574
5/31/20	$11,859	$11,920	$11,966
6/30/20	$12,005	$12,019	$12,035
7/31/20	$12,212	$12,221	$12,242
8/31/20	$12,115	$12,164	$12,161
9/30/20	$12,092	$12,166	$12,157
10/31/20	$12,047	$12,130	$12,124
11/30/20	$12,297	$12,313	$12,311
12/31/20	$12,390	$12,388	$12,362
1/31/21	$12,470	$12,467	$12,421
2/28/21	$12,184	$12,269	$12,196
3/31/21	$12,253	$12,344	$12,280
4/30/21	$12,397	$12,448	$12,377
5/31/21	$12,466	$12,485	$12,411
6/30/21	$12,515	$12,519	$12,444
7/31/21	$12,604	$12,623	$12,547
8/31/21	$12,525	$12,577	$12,505
9/30/21	$12,383	$12,486	$12,413
10/31/21	$12,368	$12,449	$12,377
11/30/21	$12,480	$12,555	$12,488
12/31/21	$12,494	$12,576	$12,513
1/31/22	$12,138	$12,231	$12,142
2/28/22	$12,050	$12,188	$12,105
3/31/22	$11,613	$11,793	$11,702
4/30/22	$11,149	$11,466	$11,363
5/31/22	$11,343	$11,637	$11,555
6/30/22	$10,996	$11,446	$11,375
7/31/22	$11,382	$11,749	$11,696
8/31/22	$11,143	$11,491	$11,446
9/30/22	$10,597	$11,050	$11,023
10/31/22	$10,466	$10,958	$10,951
11/30/22	$11,107	$11,471	$11,454
12/31/22	$11,087	$11,504	$11,491
1/31/23	$11,460	$11,834	$11,801
2/28/23	$11,171	$11,566	$11,533
3/31/23	$11,346	$11,823	$11,784
4/30/23	$11,368	$11,796	$11,755
5/31/23	$11,271	$11,694	$11,656
6/30/23	$11,394	$11,811	$11,772
7/31/23	$11,405	$11,858	$11,819
8/31/23	$11,277	$11,687	$11,683
9/30/23	$10,943	$11,344	$11,347
10/31/23	$10,770	$11,248	$11,249
11/30/23	$11,517	$11,962	$11,937
12/31/23	$11,839	$12,240	$12,206
1/31/24	$11,831	$12,177	$12,156
2/29/24	$11,869	$12,193	$12,170
3/31/24	$11,897	$12,193	$12,155
4/30/24	$11,747	$12,042	$12,000
5/31/24	$11,776	$12,006	$11,963
6/30/24	$11,946	$12,190	$12,131
7/31/24	$12,038	$12,301	$12,239
8/31/24	$12,100	$12,398	$12,341
9/30/24	$12,214	$12,521	$12,467
10/31/24	$12,070	$12,338	$12,297
11/30/24	$12,230	$12,552	$12,492
12/31/24	$12,072	$12,369	$12,331
1/31/25	$12,073	$12,431	$12,348
2/28/25	$12,211	$12,554	$12,485
3/31/25	$11,996	$12,341	$12,272

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	0.84%	0.59%	1.84%
Class C (including sales charge)	(0.15%)	0.59%	1.84%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg California Municipal Bond Index	0.96%	0.96%	2.07%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$335,680
# of Portfolio Holdings	254
Portfolio Turnover Rate	24%
Total Net Advisory Fees Paid During the Reporting Period	$556
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	15.6%
Local or Guaranteed Housing	12.4%
Port, Airport & Marina Revenue	11.0%
Electric Power & Light Revenue	8.3%
Health, Hospital & Nursing Home Revenue	8.3%
College & University Revenue	5.5%
U.S. Government Agencies	5.0%
Special Tax	4.2%
Tobacco Settlement Funded	3.6%
Water Revenue	3.5%
Highway Revenue Tolls	3.4%
Other Investments	14.3%
Short-Term Instruments	1.2%
Affiliated Investments	3.2%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCTGX

PIMCO California Municipal Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS6240TSRAR_033125

Institutional Class: PCTIX

PIMCO California Municipal Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$44	0.44%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the special tax sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  An underweight exposure to the education sector contributed to performance, as the sector underperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell, and long-end maturities rose.

  Security selection within the electric utility sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  An underweight exposure to the pre-refunded sector detracted from performance, as the sector outperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$992,551	$994,753	$994,478
5/31/15	$987,954	$992,005	$992,200
6/30/15	$988,286	$991,101	$991,403
7/31/15	$993,578	$998,280	$998,836
8/31/15	$997,891	$1,000,240	$1,001,620
9/30/15	$1,006,392	$1,007,486	$1,008,546
10/31/15	$1,016,852	$1,011,492	$1,012,234
11/30/15	$1,026,170	$1,015,513	$1,016,171
12/31/15	$1,036,199	$1,022,648	$1,023,843
1/31/16	$1,051,044	$1,034,850	$1,035,079
2/29/16	$1,051,446	$1,036,478	$1,036,761
3/31/16	$1,062,645	$1,039,761	$1,040,237
4/30/16	$1,075,013	$1,047,406	$1,048,090
5/31/16	$1,083,333	$1,050,239	$1,051,112
6/30/16	$1,104,567	$1,066,947	$1,067,768
7/31/16	$1,104,966	$1,067,598	$1,068,232
8/31/16	$1,109,551	$1,069,039	$1,070,019
9/30/16	$1,104,475	$1,063,703	$1,063,486
10/31/16	$1,087,041	$1,052,544	$1,051,093
11/30/16	$1,032,810	$1,013,289	$1,010,570
12/31/16	$1,043,748	$1,025,185	$1,022,456
1/31/17	$1,052,331	$1,031,944	$1,030,464
2/28/17	$1,061,138	$1,039,109	$1,036,466
3/31/17	$1,065,092	$1,041,365	$1,038,487
4/30/17	$1,075,857	$1,048,921	$1,045,768
5/31/17	$1,093,889	$1,065,568	$1,063,208
6/30/17	$1,094,842	$1,061,747	$1,059,664
7/31/17	$1,100,513	$1,070,337	$1,068,991
8/31/17	$1,110,352	$1,078,482	$1,075,572
9/30/17	$1,102,000	$1,072,999	$1,070,547
10/31/17	$1,106,828	$1,075,618	$1,074,024
11/30/17	$1,106,627	$1,069,859	$1,068,269
12/31/17	$1,119,822	$1,081,041	$1,079,971
1/31/18	$1,106,913	$1,068,314	$1,067,052
2/28/18	$1,101,338	$1,065,122	$1,063,605
3/31/18	$1,107,336	$1,069,053	$1,068,385
4/30/18	$1,104,743	$1,065,238	$1,064,063
5/31/18	$1,121,085	$1,077,436	$1,078,398
6/30/18	$1,121,980	$1,078,356	$1,078,740
7/31/18	$1,124,631	$1,080,972	$1,081,292
8/31/18	$1,129,765	$1,083,748	$1,084,656
9/30/18	$1,121,624	$1,076,732	$1,076,347
10/31/18	$1,109,463	$1,070,102	$1,068,945
11/30/18	$1,120,828	$1,081,946	$1,080,069
12/31/18	$1,132,064	$1,094,900	$1,091,966
1/31/19	$1,139,101	$1,103,177	$1,099,091
2/28/19	$1,146,290	$1,109,084	$1,104,537
3/31/19	$1,170,588	$1,126,616	$1,122,692
4/30/19	$1,177,707	$1,130,850	$1,127,589
5/31/19	$1,195,712	$1,146,440	$1,144,132
6/30/19	$1,200,449	$1,150,673	$1,148,039
7/31/19	$1,209,617	$1,159,947	$1,157,631
8/31/19	$1,236,155	$1,178,243	$1,176,392
9/30/19	$1,228,667	$1,168,798	$1,167,643
10/31/19	$1,228,913	$1,170,893	$1,169,699
11/30/19	$1,230,305	$1,173,821	$1,172,353
12/31/19	$1,234,852	$1,177,405	$1,175,724
1/31/20	$1,260,247	$1,198,559	$1,196,785
2/29/20	$1,282,221	$1,214,015	$1,212,281
3/31/20	$1,230,562	$1,169,979	$1,169,950
4/30/20	$1,208,629	$1,155,296	$1,157,427
5/31/20	$1,255,001	$1,192,047	$1,196,631
6/30/20	$1,271,541	$1,201,858	$1,203,510
7/31/20	$1,294,782	$1,222,100	$1,224,187
8/31/20	$1,285,612	$1,216,366	$1,216,061
9/30/20	$1,284,334	$1,216,624	$1,215,719
10/31/20	$1,280,836	$1,212,970	$1,212,375
11/30/20	$1,308,555	$1,231,274	$1,231,082
12/31/20	$1,319,764	$1,238,775	$1,236,225
1/31/21	$1,329,361	$1,246,669	$1,242,118
2/28/21	$1,300,065	$1,226,861	$1,219,561
3/31/21	$1,308,630	$1,234,427	$1,227,956
4/30/21	$1,325,204	$1,244,781	$1,237,733
5/31/21	$1,333,770	$1,248,495	$1,241,124
6/30/21	$1,340,220	$1,251,923	$1,244,360
7/31/21	$1,351,123	$1,262,306	$1,254,717
8/31/21	$1,343,844	$1,257,674	$1,250,478
9/30/21	$1,329,849	$1,248,597	$1,241,250
10/31/21	$1,329,414	$1,244,947	$1,237,742
11/30/21	$1,342,680	$1,255,545	$1,248,814
12/31/21	$1,345,472	$1,257,570	$1,251,259
1/31/22	$1,308,348	$1,223,147	$1,214,158
2/28/22	$1,299,995	$1,218,765	$1,210,487
3/31/22	$1,254,049	$1,179,256	$1,170,203
4/30/22	$1,205,109	$1,146,639	$1,136,274
5/31/22	$1,227,081	$1,163,672	$1,155,451
6/30/22	$1,190,651	$1,144,613	$1,137,532
7/31/22	$1,233,572	$1,174,856	$1,169,612
8/31/22	$1,208,809	$1,149,107	$1,144,575
9/30/22	$1,150,756	$1,105,003	$1,102,268
10/31/22	$1,137,507	$1,095,814	$1,095,085
11/30/22	$1,208,221	$1,147,069	$1,145,409
12/31/22	$1,207,240	$1,150,353	$1,149,091
1/31/23	$1,248,999	$1,183,397	$1,180,118
2/28/23	$1,218,560	$1,156,638	$1,153,290
3/31/23	$1,238,857	$1,182,301	$1,178,427
4/30/23	$1,242,237	$1,179,600	$1,175,457
5/31/23	$1,232,881	$1,169,378	$1,165,628
6/30/23	$1,247,491	$1,181,092	$1,177,179
7/31/23	$1,249,812	$1,185,764	$1,181,938
8/31/23	$1,236,905	$1,168,693	$1,168,284
9/30/23	$1,201,379	$1,134,441	$1,134,734
10/31/23	$1,183,450	$1,124,787	$1,124,905
11/30/23	$1,266,682	$1,196,190	$1,193,667
12/31/23	$1,303,381	$1,223,991	$1,220,607
1/31/24	$1,303,647	$1,217,740	$1,215,643
2/29/24	$1,308,977	$1,219,304	$1,217,004
3/31/24	$1,313,209	$1,219,266	$1,215,490
4/30/24	$1,297,804	$1,204,165	$1,199,952
5/31/24	$1,302,313	$1,200,633	$1,196,287
6/30/24	$1,322,221	$1,219,036	$1,213,079
7/31/24	$1,333,656	$1,230,147	$1,223,879
8/31/24	$1,341,887	$1,239,849	$1,234,112
9/30/24	$1,355,715	$1,252,103	$1,246,686
10/31/24	$1,340,971	$1,233,846	$1,229,698
11/30/24	$1,359,942	$1,255,160	$1,249,192
12/31/24	$1,343,730	$1,236,886	$1,233,087
1/31/25	$1,345,076	$1,243,085	$1,234,798
2/28/25	$1,361,655	$1,255,411	$1,248,499
3/31/25	$1,338,852	$1,234,135	$1,227,197

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	1.95%	1.70%	2.96%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg California Municipal Bond Index	0.96%	0.96%	2.07%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$335,680
# of Portfolio Holdings	254
Portfolio Turnover Rate	24%
Total Net Advisory Fees Paid During the Reporting Period	$556
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	15.6%
Local or Guaranteed Housing	12.4%
Port, Airport & Marina Revenue	11.0%
Electric Power & Light Revenue	8.3%
Health, Hospital & Nursing Home Revenue	8.3%
College & University Revenue	5.5%
U.S. Government Agencies	5.0%
Special Tax	4.2%
Tobacco Settlement Funded	3.6%
Water Revenue	3.5%
Highway Revenue Tolls	3.4%
Other Investments	14.3%
Short-Term Instruments	1.2%
Affiliated Investments	3.2%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCTIX

PIMCO California Municipal Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS2062TSRAR_033125

I-2: PCTPX

PIMCO California Municipal Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$54	0.54%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the special tax sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  An underweight exposure to the education sector contributed to performance, as the sector underperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell, and long-end maturities rose.

  Security selection within the electric utility sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  An underweight exposure to the pre-refunded sector detracted from performance, as the sector outperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$992,468	$994,753	$994,478
5/31/15	$987,788	$992,005	$992,200
6/30/15	$988,041	$991,101	$991,403
7/31/15	$993,244	$998,280	$998,836
8/31/15	$997,480	$1,000,240	$1,001,620
9/30/15	$1,005,897	$1,007,486	$1,008,546
10/31/15	$1,016,264	$1,011,492	$1,012,234
11/30/15	$1,025,499	$1,015,513	$1,016,171
12/31/15	$1,035,431	$1,022,648	$1,023,843
1/31/16	$1,050,159	$1,034,850	$1,035,079
2/29/16	$1,050,479	$1,036,478	$1,036,761
3/31/16	$1,061,578	$1,039,761	$1,040,237
4/30/16	$1,073,843	$1,047,406	$1,048,090
5/31/16	$1,082,063	$1,050,239	$1,051,112
6/30/16	$1,103,178	$1,066,947	$1,067,768
7/31/16	$1,103,491	$1,067,598	$1,068,232
8/31/16	$1,107,973	$1,069,039	$1,070,019
9/30/16	$1,102,807	$1,063,703	$1,063,486
10/31/16	$1,085,315	$1,052,544	$1,051,093
11/30/16	$1,031,082	$1,013,289	$1,010,570
12/31/16	$1,041,907	$1,025,185	$1,022,456
1/31/17	$1,050,391	$1,031,944	$1,030,464
2/28/17	$1,059,102	$1,039,109	$1,036,466
3/31/17	$1,062,953	$1,041,365	$1,038,487
4/30/17	$1,073,615	$1,048,921	$1,045,768
5/31/17	$1,091,517	$1,065,568	$1,063,208
6/30/17	$1,092,372	$1,061,747	$1,059,664
7/31/17	$1,097,943	$1,070,337	$1,068,991
8/31/17	$1,107,666	$1,078,482	$1,075,572
9/30/17	$1,099,242	$1,072,999	$1,070,547
10/31/17	$1,103,968	$1,075,618	$1,074,024
11/30/17	$1,103,676	$1,069,859	$1,068,269
12/31/17	$1,116,726	$1,081,041	$1,079,971
1/31/18	$1,103,763	$1,068,314	$1,067,052
2/28/18	$1,098,119	$1,065,122	$1,063,605
3/31/18	$1,104,003	$1,069,053	$1,068,385
4/30/18	$1,101,333	$1,065,238	$1,064,063
5/31/18	$1,117,531	$1,077,436	$1,078,398
6/30/18	$1,118,328	$1,078,356	$1,078,740
7/31/18	$1,120,880	$1,080,972	$1,081,292
8/31/18	$1,125,892	$1,083,748	$1,084,656
9/30/18	$1,117,696	$1,076,732	$1,076,347
10/31/18	$1,105,484	$1,070,102	$1,068,945
11/30/18	$1,116,711	$1,081,946	$1,080,069
12/31/18	$1,127,814	$1,094,900	$1,091,966
1/31/19	$1,134,733	$1,103,177	$1,099,091
2/28/19	$1,141,810	$1,109,084	$1,104,537
3/31/19	$1,165,914	$1,126,616	$1,122,692
4/30/19	$1,172,910	$1,130,850	$1,127,589
5/31/19	$1,190,750	$1,146,440	$1,144,132
6/30/19	$1,195,377	$1,150,673	$1,148,039
7/31/19	$1,204,404	$1,159,947	$1,157,631
8/31/19	$1,230,717	$1,178,243	$1,176,392
9/30/19	$1,223,169	$1,168,798	$1,167,643
10/31/19	$1,223,308	$1,170,893	$1,169,699
11/30/19	$1,224,588	$1,173,821	$1,172,353
12/31/19	$1,229,010	$1,177,405	$1,175,724
1/31/20	$1,254,174	$1,198,559	$1,196,785
2/29/20	$1,275,945	$1,214,015	$1,212,281
3/31/20	$1,224,446	$1,169,979	$1,169,950
4/30/20	$1,202,522	$1,155,296	$1,157,427
5/31/20	$1,248,555	$1,192,047	$1,196,631
6/30/20	$1,264,905	$1,201,858	$1,203,510
7/31/20	$1,287,907	$1,222,100	$1,224,187
8/31/20	$1,278,684	$1,216,366	$1,216,061
9/30/20	$1,277,308	$1,216,624	$1,215,719
10/31/20	$1,273,717	$1,212,970	$1,212,375
11/30/20	$1,301,180	$1,231,274	$1,231,082
12/31/20	$1,312,203	$1,238,775	$1,236,225
1/31/21	$1,321,644	$1,246,669	$1,242,118
2/28/21	$1,292,421	$1,226,861	$1,219,561
3/31/21	$1,300,825	$1,234,427	$1,227,956
4/30/21	$1,317,186	$1,244,781	$1,237,733
5/31/21	$1,325,596	$1,248,495	$1,241,124
6/30/21	$1,331,893	$1,251,923	$1,244,360
7/31/21	$1,342,611	$1,262,306	$1,254,717
8/31/21	$1,335,269	$1,257,674	$1,250,478
9/30/21	$1,321,254	$1,248,597	$1,241,250
10/31/21	$1,320,710	$1,244,947	$1,237,742
11/30/21	$1,333,781	$1,255,545	$1,248,814
12/31/21	$1,336,432	$1,257,570	$1,251,259
1/31/22	$1,299,453	$1,223,147	$1,214,158
2/28/22	$1,291,057	$1,218,765	$1,210,487
3/31/22	$1,245,320	$1,179,256	$1,170,203
4/30/22	$1,196,615	$1,146,639	$1,136,274
5/31/22	$1,218,332	$1,163,672	$1,155,451
6/30/22	$1,182,069	$1,144,613	$1,137,532
7/31/22	$1,224,580	$1,174,856	$1,169,612
8/31/22	$1,199,894	$1,149,107	$1,144,575
9/30/22	$1,142,166	$1,105,003	$1,102,268
10/31/22	$1,128,918	$1,095,814	$1,095,085
11/30/22	$1,199,003	$1,147,069	$1,145,409
12/31/22	$1,197,921	$1,150,353	$1,149,091
1/31/23	$1,239,261	$1,183,397	$1,180,118
2/28/23	$1,208,965	$1,156,638	$1,153,290
3/31/23	$1,228,993	$1,182,301	$1,178,427
4/30/23	$1,232,251	$1,179,600	$1,175,457
5/31/23	$1,222,867	$1,169,378	$1,165,628
6/30/23	$1,237,252	$1,181,092	$1,177,179
7/31/23	$1,239,458	$1,185,764	$1,181,938
8/31/23	$1,226,555	$1,168,693	$1,168,284
9/30/23	$1,191,226	$1,134,441	$1,134,734
10/31/23	$1,173,352	$1,124,787	$1,124,905
11/30/23	$1,255,767	$1,196,190	$1,193,667
12/31/23	$1,292,038	$1,223,991	$1,220,607
1/31/24	$1,292,194	$1,217,740	$1,215,643
2/29/24	$1,297,376	$1,219,304	$1,217,004
3/31/24	$1,301,460	$1,219,266	$1,215,490
4/30/24	$1,286,087	$1,204,165	$1,199,952
5/31/24	$1,290,437	$1,200,633	$1,196,287
6/30/24	$1,310,063	$1,219,036	$1,213,079
7/31/24	$1,321,280	$1,230,147	$1,223,879
8/31/24	$1,329,314	$1,239,849	$1,234,112
9/30/24	$1,342,908	$1,252,103	$1,246,686
10/31/24	$1,328,190	$1,233,846	$1,229,698
11/30/24	$1,346,866	$1,255,160	$1,249,192
12/31/24	$1,330,695	$1,236,886	$1,233,087
1/31/25	$1,331,913	$1,243,085	$1,234,798
2/28/25	$1,348,228	$1,255,411	$1,248,499
3/31/25	$1,325,544	$1,234,135	$1,227,197

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	1.85%	1.60%	2.86%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg California Municipal Bond Index	0.96%	0.96%	2.07%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$335,680
# of Portfolio Holdings	254
Portfolio Turnover Rate	24%
Total Net Advisory Fees Paid During the Reporting Period	$556
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	15.6%
Local or Guaranteed Housing	12.4%
Port, Airport & Marina Revenue	11.0%
Electric Power & Light Revenue	8.3%
Health, Hospital & Nursing Home Revenue	8.3%
College & University Revenue	5.5%
U.S. Government Agencies	5.0%
Special Tax	4.2%
Tobacco Settlement Funded	3.6%
Water Revenue	3.5%
Highway Revenue Tolls	3.4%
Other Investments	14.3%
Short-Term Instruments	1.2%
Affiliated Investments	3.2%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCTPX

PIMCO California Municipal Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS2068TSRAR_033125

Institutional Class: GCMVX

PIMCO California Municipal Intermediate Value Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO California Municipal Intermediate Value Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$39	0.39%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the special tax sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  Security selection within the education sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  Security selection within the transportation sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the industrial revenue sector detracted from performance, as the sector outperformed the broader municipal market.

  Security selection within the water and sewer sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $250,000 Investment

	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg California 1-10 Year (1-12) Municipal Securities Index
12/7/15	$250,000	$250,000	$250,000
12/31/15	$250,620	$251,337	$250,708
1/31/16	$253,096	$254,335	$253,221
2/29/16	$253,291	$254,736	$253,898
3/31/16	$253,819	$255,542	$253,645
4/30/16	$255,590	$257,421	$254,840
5/31/16	$255,625	$258,118	$254,669
6/30/16	$258,888	$262,224	$256,998
7/31/16	$258,890	$262,384	$257,572
8/31/16	$259,421	$262,738	$257,538
9/30/16	$258,910	$261,427	$256,503
10/31/16	$256,663	$258,684	$255,040
11/30/16	$246,321	$249,036	$248,032
12/31/16	$248,917	$251,960	$249,881
1/31/17	$250,520	$253,621	$251,923
2/28/17	$251,804	$255,382	$253,325
3/31/17	$252,633	$255,937	$253,568
4/30/17	$254,726	$257,794	$255,069
5/31/17	$258,104	$261,885	$257,820
6/30/17	$257,399	$260,946	$256,940
7/31/17	$259,018	$263,057	$258,798
8/31/17	$261,662	$265,059	$259,853
9/30/17	$260,201	$263,711	$258,648
10/31/17	$260,303	$264,355	$258,865
11/30/17	$258,583	$262,940	$256,391
12/31/17	$260,712	$265,688	$258,026
1/31/18	$258,245	$262,560	$256,726
2/28/18	$257,254	$261,775	$256,142
3/31/18	$257,865	$262,742	$256,531
4/30/18	$256,925	$261,804	$255,777
5/31/18	$259,631	$264,802	$258,242
6/30/18	$259,980	$265,028	$258,804
7/31/18	$260,612	$265,671	$259,640
8/31/18	$261,242	$266,353	$260,045
9/30/18	$259,770	$264,629	$258,627
10/31/18	$258,585	$262,999	$257,673
11/30/18	$261,291	$265,910	$259,782
12/31/18	$264,291	$269,094	$262,300
1/31/19	$266,775	$271,128	$264,318
2/28/19	$268,137	$272,580	$265,269
3/31/19	$271,168	$276,889	$267,555
4/30/19	$271,552	$277,929	$267,765
5/31/19	$275,352	$281,761	$270,738
6/30/19	$276,498	$282,801	$271,738
7/31/19	$278,710	$285,081	$273,795
8/31/19	$281,741	$289,577	$275,829
9/30/19	$279,452	$287,256	$273,788
10/31/19	$279,590	$287,771	$274,604
11/30/19	$280,019	$288,491	$275,226
12/31/19	$280,682	$289,371	$275,913
1/31/20	$284,830	$294,570	$279,183
2/29/20	$287,401	$298,369	$280,973
3/31/20	$278,748	$287,546	$275,044
4/30/20	$277,310	$283,938	$274,476
5/31/20	$286,022	$292,970	$281,999
6/30/20	$286,459	$295,381	$282,539
7/31/20	$289,857	$300,356	$285,694
8/31/20	$288,897	$298,947	$284,902
9/30/20	$288,777	$299,010	$284,927
10/31/20	$288,107	$298,112	$284,308
11/30/20	$290,665	$302,611	$286,581
12/31/20	$291,221	$304,454	$287,276
1/31/21	$292,051	$306,394	$288,014
2/28/21	$288,066	$301,526	$284,578
3/31/21	$288,923	$303,386	$285,646
4/30/21	$290,642	$305,930	$287,020
5/31/21	$290,674	$306,843	$287,094
6/30/21	$291,019	$307,686	$287,189
7/31/21	$292,992	$310,238	$288,946
8/31/21	$292,754	$309,099	$288,638
9/30/21	$290,899	$306,868	$287,048
10/31/21	$290,664	$305,971	$286,343
11/30/21	$291,543	$308,576	$287,306
12/31/21	$291,879	$309,074	$287,734
1/31/22	$285,812	$300,613	$280,901
2/28/22	$284,790	$299,536	$280,142
3/31/22	$278,757	$289,826	$273,638
4/30/22	$273,064	$281,810	$268,888
5/31/22	$276,205	$285,996	$272,968
6/30/22	$274,396	$281,312	$271,773
7/31/22	$279,225	$288,745	$277,116
8/31/22	$275,424	$282,416	$272,980
9/30/22	$268,314	$271,577	$265,884
10/31/22	$267,844	$269,319	$265,358
11/30/22	$275,238	$281,916	$273,039
12/31/22	$276,217	$282,723	$274,286
1/31/23	$281,361	$290,844	$279,634
2/28/23	$276,485	$284,267	$274,523
3/31/23	$281,427	$290,575	$279,479
4/30/23	$280,694	$289,911	$278,323
5/31/23	$278,006	$287,398	$275,996
6/30/23	$279,892	$290,277	$278,026
7/31/23	$280,282	$291,426	$278,900
8/31/23	$279,013	$287,230	$277,029
9/30/23	$275,232	$278,812	$272,057
10/31/23	$274,019	$276,439	$271,155
11/30/23	$283,939	$293,988	$281,897
12/31/23	$288,783	$300,821	$286,563
1/31/24	$288,165	$299,285	$285,782
2/29/24	$288,166	$299,669	$285,871
3/31/24	$288,131	$299,659	$285,360
4/30/24	$286,096	$295,948	$282,746
5/31/24	$284,658	$295,080	$280,764
6/30/24	$287,494	$299,603	$283,828
7/31/24	$289,803	$302,334	$286,276
8/31/24	$292,453	$304,718	$289,523
9/30/24	$294,491	$307,730	$291,872
10/31/24	$291,030	$303,243	$288,569
11/30/24	$293,999	$308,481	$291,368
12/31/24	$291,674	$303,990	$288,947
1/31/25	$292,912	$305,514	$290,024
2/28/25	$295,606	$308,543	$293,032
3/31/25	$292,943	$303,314	$290,194

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/7/15
Institutional Class	1.67%	1.00%	1.72%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.10%
Bloomberg California 1-10 Year (1-12) Municipal Securities Index	1.69%	1.08%	1.61%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$25,782
# of Portfolio Holdings	66
Portfolio Turnover Rate	24%
Total Net Advisory Fees Paid During the Reporting Period	$51
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	25.2%
Lease (Abatement)	23.4%
Health, Hospital & Nursing Home Revenue	7.8%
Port, Airport & Marina Revenue	6.7%
Tax Increment/Allocation Revenue	5.5%
Special Tax	4.9%
General Fund	4.3%
Water Revenue	4.2%
Local or Guaranteed Housing	3.3%
College & University Revenue	2.6%
Private Schools	2.2%
Other Investments	5.8%
Short-Term Instruments	0.5%
Affiliated Investments	4.8%
Other Assets and Liabilities, Net	(1.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to Shareholder Expenses. PIMCO has provided notice terminating the current fee waiver agreement for the Fund, effective as of the end of the current term, July 31, 2025 (“Current Fee Waiver”). PIMCO has proposed, and the Fund’s Board of Trustees has approved, a new fee waiver agreement for the Fund that shall become effective on August 1, 2025 and shall have a one-month term through August 31, 2025 (“New Fee Waiver”). Both the Current Fee Waiver and New Fee Waiver require that PIMCO shall waive its advisory fee for the Fund by 0.11% of the average daily net assets attributable to the Fund. The New Fee Waiver Agreement will not automatically renew at the end of its term and shall expire after August 31, 2025.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: GCMVX

PIMCO California Municipal Intermediate Value Fund

Annual Shareholder Report |

March 31, 2025

PIMS2207TSRAR_033125

Institutional Class: GCMFX

PIMCO California Municipal Opportunistic Value Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO California Municipal Opportunistic Value Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	0.60%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the transportation sector contributed to performance, as the sector outperformed the broader municipal market.

  Security selection within the special tax sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  Security selection within the lease-backed sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the industrial revenue sector detracted from performance, as the sector outperformed the broader municipal market.

  Security selection within the water and sewer sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $250,000 Investment

	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
3/31/15	$250,000	$250,000	$250,000
4/30/15	$249,602	$248,688	$248,619
5/31/15	$249,716	$248,001	$248,050
6/30/15	$249,614	$247,775	$247,851
7/31/15	$251,037	$249,570	$249,709
8/31/15	$251,738	$250,060	$250,405
9/30/15	$252,943	$251,872	$252,137
10/31/15	$253,954	$252,873	$253,059
11/30/15	$254,920	$253,878	$254,043
12/31/15	$256,144	$255,662	$255,961
1/31/16	$257,634	$258,712	$258,770
2/29/16	$257,764	$259,119	$259,190
3/31/16	$258,430	$259,940	$260,059
4/30/16	$259,330	$261,852	$262,022
5/31/16	$260,000	$262,560	$262,778
6/30/16	$261,914	$266,737	$266,942
7/31/16	$261,798	$266,900	$267,058
8/31/16	$262,683	$267,260	$267,505
9/30/16	$261,762	$265,926	$265,871
10/31/16	$261,127	$263,136	$262,773
11/30/16	$256,119	$253,322	$252,642
12/31/16	$256,957	$256,296	$255,614
1/31/17	$257,642	$257,986	$257,616
2/28/17	$258,530	$259,777	$259,116
3/31/17	$258,969	$260,341	$259,622
4/30/17	$259,912	$262,230	$261,442
5/31/17	$262,175	$266,392	$265,802
6/30/17	$262,333	$265,437	$264,916
7/31/17	$263,541	$267,584	$267,248
8/31/17	$264,761	$269,621	$268,893
9/30/17	$264,663	$268,250	$267,637
10/31/17	$264,860	$268,904	$268,506
11/30/17	$263,987	$267,465	$267,067
12/31/17	$265,840	$270,260	$269,993
1/31/18	$265,513	$267,078	$266,763
2/28/18	$265,385	$266,280	$265,901
3/31/18	$265,366	$267,263	$267,096
4/30/18	$265,076	$266,309	$266,016
5/31/18	$267,206	$269,359	$269,599
6/30/18	$267,714	$269,589	$269,685
7/31/18	$268,251	$270,243	$270,323
8/31/18	$268,808	$270,937	$271,164
9/30/18	$267,744	$269,183	$269,087
10/31/18	$266,991	$267,525	$267,236
11/30/18	$268,657	$270,486	$270,017
12/31/18	$270,693	$273,725	$272,991
1/31/19	$272,141	$275,794	$274,773
2/28/19	$272,969	$277,271	$276,134
3/31/19	$275,775	$281,654	$280,673
4/30/19	$276,662	$282,712	$281,897
5/31/19	$279,195	$286,610	$286,033
6/30/19	$280,045	$287,668	$287,010
7/31/19	$281,468	$289,987	$289,408
8/31/19	$283,728	$294,561	$294,098
9/30/19	$282,348	$292,200	$291,911
10/31/19	$282,911	$292,723	$292,425
11/30/19	$283,531	$293,455	$293,088
12/31/19	$284,383	$294,351	$293,931
1/31/20	$286,913	$299,640	$299,196
2/29/20	$288,873	$303,504	$303,070
3/31/20	$283,313	$292,495	$292,487
4/30/20	$282,211	$288,824	$289,357
5/31/20	$286,442	$298,012	$299,158
6/30/20	$286,764	$300,465	$300,877
7/31/20	$288,810	$305,525	$306,047
8/31/20	$288,545	$304,092	$304,015
9/30/20	$288,636	$304,156	$303,930
10/31/20	$289,241	$303,242	$303,094
11/30/20	$291,480	$307,819	$307,770
12/31/20	$291,979	$309,694	$309,056
1/31/21	$293,024	$311,667	$310,529
2/28/21	$292,178	$306,715	$304,890
3/31/21	$293,568	$308,607	$306,989
4/30/21	$295,014	$311,195	$309,433
5/31/21	$295,802	$312,124	$310,281
6/30/21	$296,062	$312,981	$311,090
7/31/21	$296,906	$315,577	$313,679
8/31/21	$296,545	$314,418	$312,620
9/30/21	$296,201	$312,149	$310,313
10/31/21	$296,521	$311,237	$309,435
11/30/21	$297,036	$313,886	$312,204
12/31/21	$297,084	$314,393	$312,815
1/31/22	$293,496	$305,787	$303,539
2/28/22	$292,897	$304,691	$302,622
3/31/22	$289,619	$294,814	$292,551
4/30/22	$286,093	$286,660	$284,068
5/31/22	$288,953	$290,918	$288,863
6/30/22	$286,906	$286,153	$284,383
7/31/22	$291,320	$293,714	$292,403
8/31/22	$287,235	$287,277	$286,144
9/30/22	$280,551	$276,251	$275,567
10/31/22	$278,807	$273,953	$273,771
11/30/22	$288,403	$286,767	$286,352
12/31/22	$288,624	$287,588	$287,273
1/31/23	$294,654	$295,849	$295,030
2/28/23	$290,324	$289,159	$288,323
3/31/23	$294,713	$295,575	$294,607
4/30/23	$294,814	$294,900	$293,864
5/31/23	$293,765	$292,344	$291,407
6/30/23	$295,795	$295,273	$294,295
7/31/23	$296,509	$296,441	$295,485
8/31/23	$293,972	$292,173	$292,071
9/30/23	$288,113	$283,610	$283,683
10/31/23	$284,617	$281,197	$281,226
11/30/23	$298,898	$299,047	$298,417
12/31/23	$305,248	$305,998	$305,152
1/31/24	$305,123	$304,435	$303,911
2/29/24	$305,658	$304,826	$304,251
3/31/24	$305,552	$304,816	$303,873
4/30/24	$303,295	$301,041	$299,988
5/31/24	$303,868	$300,158	$299,072
6/30/24	$307,477	$304,759	$303,270
7/31/24	$309,871	$307,537	$305,970
8/31/24	$311,411	$309,962	$308,528
9/30/24	$314,444	$313,026	$311,671
10/31/24	$310,906	$308,461	$307,425
11/30/24	$315,289	$313,790	$312,298
12/31/24	$312,034	$309,222	$308,272
1/31/25	$311,659	$310,771	$308,699
2/28/25	$314,452	$313,853	$312,125
3/31/25	$310,476	$308,534	$306,799

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	1.61%	1.85%	2.19%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg California Municipal Bond Index	0.96%	0.96%	2.07%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$247,430
# of Portfolio Holdings	117
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$979
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	33.0%
Lease (Abatement)	14.9%
Port, Airport & Marina Revenue	9.9%
Health, Hospital & Nursing Home Revenue	7.0%
Local or Guaranteed Housing	4.9%
Lease (Appropriation)	3.4%
Lease (Non-Terminable)	3.1%
Electric Power & Light Revenue	2.8%
College & University Revenue	2.4%
Water Revenue	2.0%
Miscellaneous Taxes	1.8%
Other Investments	7.5%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	7.0%
Other Assets and Liabilities, Net	0.3%
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to Shareholder Expenses. Effective August 1, 2024, the advisory fee for the Fund, stated as a percentage of the Fund's average daily net assets, decreased by 0.03%. The advisory fee decrease resulted in the management fees decreasing by 0.03% for the Institutional Class shares of the Fund. Previously, the advisory fee for the Fund was 0.40% per annum. In addition, the Fund's contractual advisory fee waiver agreement to waive 0.03% of the average daily net assets of the Fund, in effect through July 31, 2024, was not renewed.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: GCMFX

PIMCO California Municipal Opportunistic Value Fund

Annual Shareholder Report |

March 31, 2025

PIMS2208TSRAR_033125

Class A: PCDAX

PIMCO California Short Duration Municipal Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO California Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.73%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the special tax sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the lease-backed sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg Municipal Bond Index	Bloomberg California 1 Year Municipal Bond Index
3/31/15	$9,775	$10,000	$10,000
4/30/15	$9,769	$9,948	$10,001
5/31/15	$9,743	$9,920	$10,002
6/30/15	$9,747	$9,911	$10,004
7/31/15	$9,770	$9,983	$10,016
8/31/15	$9,773	$10,002	$10,031
9/30/15	$9,788	$10,075	$10,042
10/31/15	$9,802	$10,115	$10,053
11/30/15	$9,787	$10,155	$10,040
12/31/15	$9,794	$10,226	$10,037
1/31/16	$9,828	$10,348	$10,065
2/29/16	$9,854	$10,365	$10,079
3/31/16	$9,829	$10,398	$10,065
4/30/16	$9,845	$10,474	$10,075
5/31/16	$9,839	$10,502	$10,080
6/30/16	$9,874	$10,669	$10,098
7/31/16	$9,888	$10,676	$10,115
8/31/16	$9,883	$10,690	$10,100
9/30/16	$9,859	$10,637	$10,077
10/31/16	$9,843	$10,525	$10,087
11/30/16	$9,739	$10,133	$10,037
12/31/16	$9,744	$10,252	$10,057
1/31/17	$9,789	$10,319	$10,097
2/28/17	$9,827	$10,391	$10,127
3/31/17	$9,823	$10,414	$10,123
4/30/17	$9,839	$10,489	$10,139
5/31/17	$9,885	$10,656	$10,159
6/30/17	$9,873	$10,617	$10,147
7/31/17	$9,901	$10,703	$10,172
8/31/17	$9,938	$10,785	$10,192
9/30/17	$9,916	$10,730	$10,179
10/31/17	$9,914	$10,756	$10,179
11/30/17	$9,851	$10,699	$10,126
12/31/17	$9,869	$10,810	$10,134
1/31/18	$9,866	$10,683	$10,165
2/28/18	$9,866	$10,651	$10,183
3/31/18	$9,863	$10,691	$10,175
4/30/18	$9,842	$10,652	$10,165
5/31/18	$9,881	$10,774	$10,202
6/30/18	$9,901	$10,784	$10,233
7/31/18	$9,920	$10,810	$10,254
8/31/18	$9,921	$10,837	$10,253
9/30/18	$9,900	$10,767	$10,229
10/31/18	$9,890	$10,701	$10,237
11/30/18	$9,922	$10,819	$10,265
12/31/18	$9,962	$10,949	$10,300
1/31/19	$9,994	$11,032	$10,326
2/28/19	$10,017	$11,091	$10,342
3/31/19	$10,049	$11,266	$10,370
4/30/19	$10,061	$11,308	$10,379
5/31/19	$10,103	$11,464	$10,415
6/30/19	$10,124	$11,507	$10,443
7/31/19	$10,165	$11,599	$10,473
8/31/19	$10,186	$11,782	$10,487
9/30/19	$10,165	$11,688	$10,464
10/31/19	$10,175	$11,709	$10,494
11/30/19	$10,184	$11,738	$10,512
12/31/19	$10,203	$11,774	$10,523
1/31/20	$10,242	$11,986	$10,554
2/29/20	$10,272	$12,140	$10,571
3/31/20	$10,128	$11,700	$10,524
4/30/20	$10,095	$11,553	$10,561
5/31/20	$10,225	$11,920	$10,665
6/30/20	$10,253	$12,019	$10,656
7/31/20	$10,301	$12,221	$10,674
8/31/20	$10,296	$12,164	$10,675
9/30/20	$10,303	$12,166	$10,680
10/31/20	$10,298	$12,130	$10,672
11/30/20	$10,325	$12,313	$10,681
12/31/20	$10,341	$12,388	$10,685
1/31/21	$10,356	$12,467	$10,698
2/28/21	$10,312	$12,269	$10,694
3/31/21	$10,328	$12,344	$10,697
4/30/21	$10,345	$12,448	$10,703
5/31/21	$10,351	$12,485	$10,708
6/30/21	$10,347	$12,519	$10,705
7/31/21	$10,362	$12,623	$10,718
8/31/21	$10,357	$12,577	$10,715
9/30/21	$10,331	$12,486	$10,701
10/31/21	$10,314	$12,449	$10,700
11/30/21	$10,319	$12,555	$10,703
12/31/21	$10,315	$12,576	$10,700
1/31/22	$10,216	$12,231	$10,625
2/28/22	$10,181	$12,188	$10,613
3/31/22	$10,072	$11,793	$10,527
4/30/22	$9,975	$11,466	$10,488
5/31/22	$10,035	$11,637	$10,569
6/30/22	$10,013	$11,446	$10,572
7/31/22	$10,095	$11,749	$10,618
8/31/22	$10,011	$11,491	$10,548
9/30/22	$9,919	$11,050	$10,452
10/31/22	$9,900	$10,958	$10,469
11/30/22	$10,050	$11,471	$10,594
12/31/22	$10,066	$11,504	$10,586
1/31/23	$10,164	$11,834	$10,673
2/28/23	$10,085	$11,566	$10,580
3/31/23	$10,175	$11,823	$10,687
4/30/23	$10,159	$11,796	$10,659
5/31/23	$10,134	$11,694	$10,650
6/30/23	$10,174	$11,811	$10,700
7/31/23	$10,190	$11,858	$10,717
8/31/23	$10,177	$11,687	$10,738
9/30/23	$10,102	$11,344	$10,687
10/31/23	$10,089	$11,248	$10,708
11/30/23	$10,302	$11,962	$10,868
12/31/23	$10,409	$12,240	$10,923
1/31/24	$10,406	$12,177	$10,925
2/29/24	$10,427	$12,193	$10,937
3/31/24	$10,426	$12,193	$10,930
4/30/24	$10,405	$12,042	$10,932
5/31/24	$10,395	$12,006	$10,957
6/30/24	$10,471	$12,190	$11,014
7/31/24	$10,538	$12,301	$11,082
8/31/24	$10,618	$12,398	$11,157
9/30/24	$10,662	$12,521	$11,192
10/31/24	$10,607	$12,338	$11,163
11/30/24	$10,672	$12,552	$11,204
12/31/24	$10,638	$12,369	$11,204
1/31/25	$10,660	$12,431	$11,249
2/28/25	$10,725	$12,554	$11,293
3/31/25	$10,679	$12,341	$11,302

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	2.42%	1.07%	0.89%
Class A (including sales charge)	0.12%	0.61%	0.66%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg California 1 Year Municipal Bond Index	3.40%	1.44%	1.23%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$139,906
# of Portfolio Holdings	109
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid During the Reporting Period	$233
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	12.6%
Health, Hospital & Nursing Home Revenue	9.9%
General Fund	9.2%
Highway Revenue Tolls	7.7%
Port, Airport & Marina Revenue	7.0%
Water Revenue	6.9%
Electric Power & Light Revenue	6.2%
Local or Guaranteed Housing	5.7%
Tobacco Settlement Funded	4.3%
College & University Revenue	4.2%
Lease (Abatement)	4.1%
Other Investments	15.0%
Short-Term Instruments	2.3%
Affiliated Investments	3.6%
Other Assets and Liabilities, Net	1.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCDAX

PIMCO California Short Duration Municipal Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS4117TSRAR_033125

Institutional Class: PCDIX

PIMCO California Short Duration Municipal Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO California Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$33	0.33%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the special tax sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the lease-backed sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg California 1 Year Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$999,736	$994,753	$1,000,111
5/31/15	$997,377	$992,005	$1,000,235
6/30/15	$998,097	$991,101	$1,000,427
7/31/15	$1,000,841	$998,280	$1,001,572
8/31/15	$1,001,502	$1,000,240	$1,003,130
9/30/15	$1,003,300	$1,007,486	$1,004,247
10/31/15	$1,005,088	$1,011,492	$1,005,307
11/30/15	$1,003,857	$1,015,513	$1,004,004
12/31/15	$1,004,944	$1,022,648	$1,003,655
1/31/16	$1,008,778	$1,034,850	$1,006,460
2/29/16	$1,011,745	$1,036,478	$1,007,915
3/31/16	$1,009,556	$1,039,761	$1,006,503
4/30/16	$1,011,495	$1,047,406	$1,007,504
5/31/16	$1,011,266	$1,050,239	$1,008,009
6/30/16	$1,015,177	$1,066,947	$1,009,807
7/31/16	$1,016,972	$1,067,598	$1,011,459
8/31/16	$1,016,793	$1,069,039	$1,010,010
9/30/16	$1,014,649	$1,063,703	$1,007,733
10/31/16	$1,013,375	$1,052,544	$1,008,733
11/30/16	$1,003,002	$1,013,289	$1,003,656
12/31/16	$1,003,848	$1,025,185	$1,005,720
1/31/17	$1,008,824	$1,031,944	$1,009,672
2/28/17	$1,012,989	$1,039,109	$1,012,673
3/31/17	$1,012,974	$1,041,365	$1,012,346
4/30/17	$1,014,970	$1,048,921	$1,013,868
5/31/17	$1,020,091	$1,065,568	$1,015,882
6/30/17	$1,019,215	$1,061,747	$1,014,666
7/31/17	$1,022,352	$1,070,337	$1,017,180
8/31/17	$1,026,573	$1,078,482	$1,019,221
9/30/17	$1,024,665	$1,072,999	$1,017,874
10/31/17	$1,024,711	$1,075,618	$1,017,941
11/30/17	$1,018,588	$1,069,859	$1,012,612
12/31/17	$1,020,769	$1,081,041	$1,013,377
1/31/18	$1,020,859	$1,068,314	$1,016,453
2/28/18	$1,021,091	$1,065,122	$1,018,307
3/31/18	$1,021,234	$1,069,053	$1,017,512
4/30/18	$1,019,378	$1,065,238	$1,016,520
5/31/18	$1,023,761	$1,077,436	$1,020,164
6/30/18	$1,026,153	$1,078,356	$1,023,316
7/31/18	$1,028,476	$1,080,972	$1,025,384
8/31/18	$1,028,919	$1,083,748	$1,025,286
9/30/18	$1,027,037	$1,076,732	$1,022,854
10/31/18	$1,026,348	$1,070,102	$1,023,672
11/30/18	$1,030,016	$1,081,946	$1,026,475
12/31/18	$1,034,598	$1,094,900	$1,030,019
1/31/19	$1,038,180	$1,103,177	$1,032,568
2/28/19	$1,040,904	$1,109,084	$1,034,240
3/31/19	$1,044,594	$1,126,616	$1,037,020
4/30/19	$1,046,184	$1,130,850	$1,037,853
5/31/19	$1,050,973	$1,146,440	$1,041,504
6/30/19	$1,053,421	$1,150,673	$1,044,299
7/31/19	$1,058,051	$1,159,947	$1,047,273
8/31/19	$1,060,644	$1,178,243	$1,048,708
9/30/19	$1,058,774	$1,168,798	$1,046,412
10/31/19	$1,060,135	$1,170,893	$1,049,413
11/30/19	$1,061,471	$1,173,821	$1,051,161
12/31/19	$1,063,812	$1,177,405	$1,052,258
1/31/20	$1,068,293	$1,198,559	$1,055,382
2/29/20	$1,071,688	$1,214,015	$1,057,085
3/31/20	$1,056,973	$1,169,979	$1,052,427
4/30/20	$1,053,892	$1,155,296	$1,056,087
5/31/20	$1,067,876	$1,192,047	$1,066,478
6/30/20	$1,071,131	$1,201,858	$1,065,579
7/31/20	$1,076,532	$1,222,100	$1,067,387
8/31/20	$1,076,379	$1,216,366	$1,067,481
9/30/20	$1,077,394	$1,216,624	$1,067,985
10/31/20	$1,077,309	$1,212,970	$1,067,153
11/30/20	$1,080,434	$1,231,274	$1,068,125
12/31/20	$1,082,522	$1,238,775	$1,068,482
1/31/21	$1,084,459	$1,246,669	$1,069,819
2/28/21	$1,080,157	$1,226,861	$1,069,392
3/31/21	$1,082,191	$1,234,427	$1,069,750
4/30/21	$1,084,371	$1,244,781	$1,070,342
5/31/21	$1,085,363	$1,248,495	$1,070,809
6/30/21	$1,085,270	$1,251,923	$1,070,465
7/31/21	$1,087,287	$1,262,306	$1,071,770
8/31/21	$1,087,044	$1,257,674	$1,071,512
9/30/21	$1,084,674	$1,248,597	$1,070,134
10/31/21	$1,083,329	$1,244,947	$1,070,035
11/30/21	$1,084,215	$1,255,545	$1,070,273
12/31/21	$1,084,161	$1,257,570	$1,070,024
1/31/22	$1,074,050	$1,223,147	$1,062,520
2/28/22	$1,070,725	$1,218,765	$1,061,312
3/31/22	$1,059,600	$1,179,256	$1,052,651
4/30/22	$1,049,763	$1,146,639	$1,048,762
5/31/22	$1,056,467	$1,163,672	$1,056,936
6/30/22	$1,054,467	$1,144,613	$1,057,162
7/31/22	$1,063,470	$1,174,856	$1,061,836
8/31/22	$1,055,018	$1,149,107	$1,054,761
9/30/22	$1,045,612	$1,105,003	$1,045,242
10/31/22	$1,043,954	$1,095,814	$1,046,910
11/30/22	$1,060,145	$1,147,069	$1,059,370
12/31/22	$1,062,234	$1,150,353	$1,058,586
1/31/23	$1,072,932	$1,183,397	$1,067,290
2/28/23	$1,064,935	$1,156,638	$1,058,045
3/31/23	$1,074,826	$1,182,301	$1,068,667
4/30/23	$1,073,431	$1,179,600	$1,065,903
5/31/23	$1,071,096	$1,169,378	$1,064,961
6/30/23	$1,075,699	$1,181,092	$1,069,959
7/31/23	$1,077,776	$1,185,764	$1,071,697
8/31/23	$1,076,812	$1,168,693	$1,073,791
9/30/23	$1,069,168	$1,134,441	$1,068,721
10/31/23	$1,068,159	$1,124,787	$1,070,810
11/30/23	$1,091,050	$1,196,190	$1,086,834
12/31/23	$1,102,747	$1,223,991	$1,092,341
1/31/24	$1,102,835	$1,217,740	$1,092,487
2/29/24	$1,105,409	$1,219,304	$1,093,681
3/31/24	$1,105,704	$1,219,266	$1,092,992
4/30/24	$1,103,750	$1,204,165	$1,093,226
5/31/24	$1,103,129	$1,200,633	$1,095,741
6/30/24	$1,111,536	$1,219,036	$1,101,352
7/31/24	$1,119,061	$1,230,147	$1,108,223
8/31/24	$1,127,903	$1,239,849	$1,115,668
9/30/24	$1,132,936	$1,252,103	$1,119,175
10/31/24	$1,127,450	$1,233,846	$1,116,304
11/30/24	$1,134,762	$1,255,160	$1,120,359
12/31/24	$1,131,612	$1,236,886	$1,120,352
1/31/25	$1,134,246	$1,243,085	$1,124,850
2/28/25	$1,141,596	$1,255,411	$1,129,304
3/31/25	$1,137,040	$1,234,135	$1,130,174

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	2.83%	1.47%	1.29%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg California 1 Year Municipal Bond Index	3.40%	1.44%	1.23%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$139,906
# of Portfolio Holdings	109
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid During the Reporting Period	$233
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	12.6%
Health, Hospital & Nursing Home Revenue	9.9%
General Fund	9.2%
Highway Revenue Tolls	7.7%
Port, Airport & Marina Revenue	7.0%
Water Revenue	6.9%
Electric Power & Light Revenue	6.2%
Local or Guaranteed Housing	5.7%
Tobacco Settlement Funded	4.3%
College & University Revenue	4.2%
Lease (Abatement)	4.1%
Other Investments	15.0%
Short-Term Instruments	2.3%
Affiliated Investments	3.6%
Other Assets and Liabilities, Net	1.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCDIX

PIMCO California Short Duration Municipal Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS1888TSRAR_033125

I-2: PCDPX

PIMCO California Short Duration Municipal Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO California Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$44	0.43%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the special tax sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the lease-backed sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg Municipal Bond Index	Bloomberg California 1 Year Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$999,654	$994,753	$1,000,111
5/31/15	$997,211	$992,005	$1,000,235
6/30/15	$997,849	$991,101	$1,000,427
7/31/15	$1,000,503	$998,280	$1,001,572
8/31/15	$1,001,084	$1,000,240	$1,003,130
9/30/15	$1,002,800	$1,007,486	$1,004,247
10/31/15	$1,004,499	$1,011,492	$1,005,307
11/30/15	$1,003,190	$1,015,513	$1,004,004
12/31/15	$1,004,182	$1,022,648	$1,003,655
1/31/16	$1,007,936	$1,034,850	$1,006,460
2/29/16	$1,010,820	$1,036,478	$1,007,915
3/31/16	$1,008,548	$1,039,761	$1,006,503
4/30/16	$1,010,401	$1,047,406	$1,007,504
5/31/16	$1,010,088	$1,050,239	$1,008,009
6/30/16	$1,013,911	$1,066,947	$1,009,807
7/31/16	$1,015,618	$1,067,598	$1,011,459
8/31/16	$1,015,352	$1,069,039	$1,010,010
9/30/16	$1,013,122	$1,063,703	$1,007,733
10/31/16	$1,011,768	$1,052,544	$1,008,733
11/30/16	$1,001,327	$1,013,289	$1,003,656
12/31/16	$1,002,080	$1,025,185	$1,005,720
1/31/17	$1,006,969	$1,031,944	$1,009,672
2/28/17	$1,011,049	$1,039,109	$1,012,673
3/31/17	$1,010,943	$1,041,365	$1,012,346
4/30/17	$1,012,857	$1,048,921	$1,013,868
5/31/17	$1,017,882	$1,065,568	$1,015,882
6/30/17	$1,016,919	$1,061,747	$1,014,666
7/31/17	$1,019,969	$1,070,337	$1,017,180
8/31/17	$1,024,092	$1,078,482	$1,019,221
9/30/17	$1,022,102	$1,072,999	$1,017,874
10/31/17	$1,022,064	$1,075,618	$1,017,941
11/30/17	$1,015,874	$1,069,859	$1,012,612
12/31/17	$1,017,959	$1,081,041	$1,013,377
1/31/18	$1,017,966	$1,068,314	$1,016,453
2/28/18	$1,018,118	$1,065,122	$1,018,307
3/31/18	$1,018,172	$1,069,053	$1,017,512
4/30/18	$1,016,241	$1,065,238	$1,016,520
5/31/18	$1,020,524	$1,077,436	$1,020,164
6/30/18	$1,022,820	$1,078,356	$1,023,316
7/31/18	$1,025,051	$1,080,972	$1,025,384
8/31/18	$1,025,397	$1,083,748	$1,025,286
9/30/18	$1,023,446	$1,076,732	$1,022,854
10/31/18	$1,022,673	$1,070,102	$1,023,672
11/30/18	$1,026,237	$1,081,946	$1,026,475
12/31/18	$1,030,719	$1,094,900	$1,030,019
1/31/19	$1,034,204	$1,103,177	$1,032,568
2/28/19	$1,036,838	$1,109,084	$1,034,240
3/31/19	$1,040,426	$1,126,616	$1,037,020
4/30/19	$1,041,925	$1,130,850	$1,037,853
5/31/19	$1,046,599	$1,146,440	$1,041,504
6/30/19	$1,048,956	$1,150,673	$1,044,299
7/31/19	$1,053,478	$1,159,947	$1,047,273
8/31/19	$1,055,965	$1,178,243	$1,048,708
9/30/19	$1,054,022	$1,168,798	$1,046,412
10/31/19	$1,055,288	$1,170,893	$1,049,413
11/30/19	$1,056,528	$1,173,821	$1,051,161
12/31/19	$1,058,769	$1,177,405	$1,052,258
1/31/20	$1,063,136	$1,198,559	$1,055,382
2/29/20	$1,066,434	$1,214,015	$1,057,085
3/31/20	$1,051,704	$1,169,979	$1,052,427
4/30/20	$1,048,552	$1,155,296	$1,056,087
5/31/20	$1,062,376	$1,192,047	$1,066,478
6/30/20	$1,065,527	$1,201,858	$1,065,579
7/31/20	$1,070,803	$1,222,100	$1,067,387
8/31/20	$1,070,566	$1,216,366	$1,067,481
9/30/20	$1,071,487	$1,216,624	$1,067,985
10/31/20	$1,071,309	$1,212,970	$1,067,153
11/30/20	$1,074,332	$1,231,274	$1,068,125
12/31/20	$1,076,308	$1,238,775	$1,068,482
1/31/21	$1,078,152	$1,246,669	$1,069,819
2/28/21	$1,073,792	$1,226,861	$1,069,392
3/31/21	$1,075,723	$1,234,427	$1,069,750
4/30/21	$1,077,795	$1,244,781	$1,070,342
5/31/21	$1,078,695	$1,248,495	$1,070,809
6/30/21	$1,078,514	$1,251,923	$1,070,465
7/31/21	$1,080,424	$1,262,306	$1,071,770
8/31/21	$1,080,094	$1,257,674	$1,071,512
9/30/21	$1,077,647	$1,248,597	$1,070,134
10/31/21	$1,076,220	$1,244,947	$1,070,035
11/30/21	$1,077,011	$1,255,545	$1,070,273
12/31/21	$1,076,861	$1,257,570	$1,070,024
1/31/22	$1,066,740	$1,223,147	$1,062,520
2/28/22	$1,063,358	$1,218,765	$1,061,312
3/31/22	$1,052,223	$1,179,256	$1,052,651
4/30/22	$1,042,364	$1,146,639	$1,048,762
5/31/22	$1,048,936	$1,163,672	$1,056,936
6/30/22	$1,046,865	$1,144,613	$1,057,162
7/31/22	$1,055,712	$1,174,856	$1,061,836
8/31/22	$1,047,233	$1,149,107	$1,054,761
9/30/22	$1,037,805	$1,105,003	$1,045,242
10/31/22	$1,036,076	$1,095,814	$1,046,910
11/30/22	$1,052,060	$1,147,069	$1,059,370
12/31/22	$1,054,037	$1,150,353	$1,058,586
1/31/23	$1,064,569	$1,183,397	$1,067,290
2/28/23	$1,056,553	$1,156,638	$1,058,045
3/31/23	$1,066,271	$1,182,301	$1,068,667
4/30/23	$1,064,806	$1,179,600	$1,065,903
5/31/23	$1,062,400	$1,169,378	$1,064,961
6/30/23	$1,066,873	$1,181,092	$1,069,959
7/31/23	$1,068,848	$1,185,764	$1,071,697
8/31/23	$1,067,801	$1,168,693	$1,073,791
9/30/23	$1,060,146	$1,134,441	$1,068,721
10/31/23	$1,059,056	$1,124,787	$1,070,810
11/30/23	$1,081,664	$1,196,190	$1,086,834
12/31/23	$1,093,166	$1,223,991	$1,092,341
1/31/24	$1,093,163	$1,217,740	$1,092,487
2/29/24	$1,095,628	$1,219,304	$1,093,681
3/31/24	$1,095,827	$1,219,266	$1,092,992
4/30/24	$1,093,802	$1,204,165	$1,093,226
5/31/24	$1,093,087	$1,200,633	$1,095,741
6/30/24	$1,101,334	$1,219,036	$1,101,352
7/31/24	$1,108,696	$1,230,147	$1,108,223
8/31/24	$1,117,354	$1,239,849	$1,115,668
9/30/24	$1,122,255	$1,252,103	$1,119,175
10/31/24	$1,116,726	$1,233,846	$1,116,304
11/30/24	$1,123,873	$1,255,160	$1,120,359
12/31/24	$1,120,657	$1,236,886	$1,120,352
1/31/25	$1,123,168	$1,243,085	$1,124,850
2/28/25	$1,130,360	$1,255,411	$1,129,304
3/31/25	$1,125,759	$1,234,135	$1,130,174

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	2.73%	1.37%	1.19%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg California 1 Year Municipal Bond Index	3.40%	1.44%	1.23%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$139,906
# of Portfolio Holdings	109
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid During the Reporting Period	$233
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	12.6%
Health, Hospital & Nursing Home Revenue	9.9%
General Fund	9.2%
Highway Revenue Tolls	7.7%
Port, Airport & Marina Revenue	7.0%
Water Revenue	6.9%
Electric Power & Light Revenue	6.2%
Local or Guaranteed Housing	5.7%
Tobacco Settlement Funded	4.3%
College & University Revenue	4.2%
Lease (Abatement)	4.1%
Other Investments	15.0%
Short-Term Instruments	2.3%
Affiliated Investments	3.6%
Other Assets and Liabilities, Net	1.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCDPX

PIMCO California Short Duration Municipal Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS1929TSRAR_033125

Class A: PAEMX

PIMCO Emerging Markets Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$162	1.56%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within Mexican external debt contributed to relative performance the J.P. Morgan Emerging Markets Bond Index (EMBI) Global ("Index"), as the price of select holdings depreciated.

  Exposure to Ukrainian external debt contributed to relative performance versus the Index, as the Ukrainian sub-index outperformed the broader index.

  Legacy exposure to Russian quasi-sovereign debt detracted from relative performance versus the Index, as the price of select holdings depreciated.

  Overweight exposure to Senegalese external sovereign debt detracted from relative performance versus the Index, as the Senegalese sub-index underperformed the broader index

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
3/31/15	$9,625	$10,000	$10,000
4/30/15	$9,915	$9,944	$10,197
5/31/15	$9,882	$9,903	$10,142
6/30/15	$9,689	$9,780	$9,971
7/31/15	$9,660	$9,877	$10,012
8/31/15	$9,404	$9,851	$9,904
9/30/15	$9,020	$9,909	$9,767
10/31/15	$9,444	$9,941	$10,076
11/30/15	$9,422	$9,946	$10,070
12/31/15	$9,132	$9,919	$9,919
1/31/16	$9,020	$10,064	$9,899
2/29/16	$9,188	$10,161	$10,099
3/31/16	$9,633	$10,244	$10,436
4/30/16	$9,893	$10,262	$10,636
5/31/16	$9,856	$10,305	$10,604
6/30/16	$10,272	$10,501	$10,999
7/31/16	$10,477	$10,564	$11,171
8/31/16	$10,684	$10,559	$11,371
9/30/16	$10,734	$10,557	$11,410
10/31/16	$10,668	$10,455	$11,243
11/30/16	$10,236	$10,282	$10,775
12/31/16	$10,451	$10,311	$10,929
1/31/17	$10,600	$10,273	$11,086
2/28/17	$10,843	$10,361	$11,317
3/31/17	$10,920	$10,356	$11,356
4/30/17	$11,097	$10,426	$11,541
5/31/17	$11,183	$10,487	$11,637
6/30/17	$11,124	$10,458	$11,607
7/31/17	$11,239	$10,492	$11,683
8/31/17	$11,421	$10,588	$11,885
9/30/17	$11,446	$10,539	$11,884
10/31/17	$11,489	$10,583	$11,905
11/30/17	$11,437	$10,600	$11,873
12/31/17	$11,514	$10,624	$11,948
1/31/18	$11,539	$10,548	$11,925
2/28/18	$11,345	$10,524	$11,691
3/31/18	$11,368	$10,611	$11,735
4/30/18	$11,236	$10,572	$11,563
5/31/18	$11,094	$10,611	$11,438
6/30/18	$10,974	$10,631	$11,323
7/31/18	$11,186	$10,634	$11,556
8/31/18	$10,929	$10,667	$11,334
9/30/18	$11,152	$10,626	$11,535
10/31/18	$10,901	$10,605	$11,277
11/30/18	$10,843	$10,657	$11,233
12/31/18	$10,993	$10,811	$11,397
1/31/19	$11,469	$10,925	$11,901
2/28/19	$11,554	$10,938	$11,975
3/31/19	$11,698	$11,134	$12,149
4/30/19	$11,705	$11,141	$12,163
5/31/19	$11,748	$11,301	$12,233
6/30/19	$12,144	$11,460	$12,605
7/31/19	$12,278	$11,550	$12,750
8/31/19	$12,266	$11,812	$12,820
9/30/19	$12,236	$11,757	$12,774
10/31/19	$12,317	$11,737	$12,821
11/30/19	$12,304	$11,723	$12,800
12/31/19	$12,581	$11,699	$13,041
1/31/20	$12,804	$11,910	$13,267
2/29/20	$12,719	$12,056	$13,160
3/31/20	$10,938	$11,868	$11,508
4/30/20	$11,160	$12,060	$11,761
5/31/20	$11,866	$12,095	$12,435
6/30/20	$12,224	$12,155	$12,797
7/31/20	$12,691	$12,288	$13,270
8/31/20	$12,761	$12,199	$13,310
9/30/20	$12,530	$12,243	$13,089
10/31/20	$12,538	$12,244	$13,074
11/30/20	$13,088	$12,314	$13,564
12/31/20	$13,353	$12,352	$13,807
1/31/21	$13,195	$12,286	$13,640
2/28/21	$12,870	$12,095	$13,290
3/31/21	$12,706	$12,047	$13,152
4/30/21	$13,011	$12,078	$13,404
5/31/21	$13,158	$12,105	$13,549
6/30/21	$13,249	$12,164	$13,669
7/31/21	$13,316	$12,316	$13,743
8/31/21	$13,457	$12,291	$13,869
9/30/21	$13,171	$12,175	$13,597
10/31/21	$13,101	$12,143	$13,605
11/30/21	$12,825	$12,230	$13,408
12/31/21	$13,036	$12,180	$13,599
1/31/22	$12,677	$11,989	$13,206
2/28/22	$11,976	$11,829	$12,479
3/31/22	$11,953	$11,574	$12,340
4/30/22	$11,299	$11,263	$11,663
5/31/22	$11,324	$11,248	$11,685
6/30/22	$10,602	$11,077	$11,038
7/31/22	$10,879	$11,359	$11,391
8/31/22	$10,754	$11,063	$11,258
9/30/22	$10,078	$10,707	$10,575
10/31/22	$10,050	$10,671	$10,583
11/30/22	$10,833	$10,943	$11,318
12/31/22	$10,862	$10,814	$11,361
1/31/23	$11,273	$11,063	$11,714
2/28/23	$10,995	$10,886	$11,456
3/31/23	$11,123	$11,128	$11,616
4/30/23	$11,158	$11,185	$11,675
5/31/23	$11,017	$11,141	$11,571
6/30/23	$11,311	$11,134	$11,794
7/31/23	$11,505	$11,138	$11,984
8/31/23	$11,348	$11,124	$11,817
9/30/23	$11,028	$10,932	$11,485
10/31/23	$10,945	$10,854	$11,318
11/30/23	$11,558	$11,228	$11,973
12/31/23	$12,131	$11,586	$12,549
1/31/24	$12,043	$11,564	$12,401
2/29/24	$12,132	$11,484	$12,486
3/31/24	$12,396	$11,588	$12,724
4/30/24	$12,151	$11,401	$12,468
5/31/24	$12,379	$11,502	$12,695
6/30/24	$12,437	$11,602	$12,779
7/31/24	$12,715	$11,826	$13,012
8/31/24	$12,972	$11,956	$13,316
9/30/24	$13,258	$12,094	$13,555
10/31/24	$12,981	$11,931	$13,311
11/30/24	$13,179	$12,072	$13,469
12/31/24	$13,026	$11,980	$13,268
1/31/25	$13,252	$12,026	$13,430
2/28/25	$13,503	$12,171	$13,652
3/31/25	$13,378	$12,120	$13,579

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	7.93%	4.11%	3.35%
Class A (including sales charge)	3.88%	3.32%	2.95%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	6.72%	3.37%	3.11%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,677,333
# of Portfolio Holdings	1,493
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid During the Reporting Period	$7,496
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	9.6%
United States	8.7%
Brazil	5.7%
Turkey	4.9%
Egypt	4.2%
Dominican Republic	3.9%
Argentina	3.1%
Indonesia	3.0%
Saudi Arabia	3.0%
Other Countries	58.1%
Short-Term Instruments	6.0%
Affiliated Investments	3.4%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(13.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PAEMX

PIMCO Emerging Markets Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS4001TSRAR_033125

Class C: PEBCX

PIMCO Emerging Markets Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$239	2.31%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within Mexican external debt contributed to relative performance the J.P. Morgan Emerging Markets Bond Index (EMBI) Global ("Index"), as the price of select holdings depreciated.

  Exposure to Ukrainian external debt contributed to relative performance versus the Index, as the Ukrainian sub-index outperformed the broader index.

  Legacy exposure to Russian quasi-sovereign debt detracted from relative performance versus the Index, as the price of select holdings depreciated.

  Overweight exposure to Senegalese external sovereign debt detracted from relative performance versus the Index, as the Senegalese sub-index underperformed the broader index

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,295	$9,944	$10,197
5/31/15	$10,255	$9,903	$10,142
6/30/15	$10,048	$9,780	$9,971
7/31/15	$10,011	$9,877	$10,012
8/31/15	$9,739	$9,851	$9,904
9/30/15	$9,336	$9,909	$9,767
10/31/15	$9,768	$9,941	$10,076
11/30/15	$9,741	$9,946	$10,070
12/31/15	$9,434	$9,919	$9,919
1/31/16	$9,313	$10,064	$9,899
2/29/16	$9,481	$10,161	$10,099
3/31/16	$9,934	$10,244	$10,436
4/30/16	$10,195	$10,262	$10,636
5/31/16	$10,151	$10,305	$10,604
6/30/16	$10,573	$10,501	$10,999
7/31/16	$10,778	$10,564	$11,171
8/31/16	$10,983	$10,559	$11,371
9/30/16	$11,028	$10,557	$11,410
10/31/16	$10,954	$10,455	$11,243
11/30/16	$10,503	$10,282	$10,775
12/31/16	$10,717	$10,311	$10,929
1/31/17	$10,863	$10,273	$11,086
2/28/17	$11,105	$10,361	$11,317
3/31/17	$11,177	$10,356	$11,356
4/30/17	$11,352	$10,426	$11,541
5/31/17	$11,432	$10,487	$11,637
6/30/17	$11,365	$10,458	$11,607
7/31/17	$11,475	$10,492	$11,683
8/31/17	$11,654	$10,588	$11,885
9/30/17	$11,671	$10,539	$11,884
10/31/17	$11,708	$10,583	$11,905
11/30/17	$11,648	$10,600	$11,873
12/31/17	$11,719	$10,624	$11,948
1/31/18	$11,737	$10,548	$11,925
2/28/18	$11,533	$10,524	$11,691
3/31/18	$11,549	$10,611	$11,735
4/30/18	$11,408	$10,572	$11,563
5/31/18	$11,256	$10,611	$11,438
6/30/18	$11,128	$10,631	$11,323
7/31/18	$11,336	$10,634	$11,556
8/31/18	$11,067	$10,667	$11,334
9/30/18	$11,288	$10,626	$11,535
10/31/18	$11,026	$10,605	$11,277
11/30/18	$10,960	$10,657	$11,233
12/31/18	$11,105	$10,811	$11,397
1/31/19	$11,579	$10,925	$11,901
2/28/19	$11,659	$10,938	$11,975
3/31/19	$11,795	$11,134	$12,149
4/30/19	$11,796	$11,141	$12,163
5/31/19	$11,831	$11,301	$12,233
6/30/19	$12,223	$11,460	$12,605
7/31/19	$12,350	$11,550	$12,750
8/31/19	$12,329	$11,812	$12,820
9/30/19	$12,293	$11,757	$12,774
10/31/19	$12,366	$11,737	$12,821
11/30/19	$12,345	$11,723	$12,800
12/31/19	$12,616	$11,699	$13,041
1/31/20	$12,831	$11,910	$13,267
2/29/20	$12,738	$12,056	$13,160
3/31/20	$10,947	$11,868	$11,508
4/30/20	$11,162	$12,060	$11,761
5/31/20	$11,862	$12,095	$12,435
6/30/20	$12,212	$12,155	$12,797
7/31/20	$12,670	$12,288	$13,270
8/31/20	$12,733	$12,199	$13,310
9/30/20	$12,493	$12,243	$13,089
10/31/20	$12,494	$12,244	$13,074
11/30/20	$13,034	$12,314	$13,564
12/31/20	$13,289	$12,352	$13,807
1/31/21	$13,124	$12,286	$13,640
2/28/21	$12,792	$12,095	$13,290
3/31/21	$12,621	$12,047	$13,152
4/30/21	$12,916	$12,078	$13,404
5/31/21	$13,054	$12,105	$13,549
6/30/21	$13,137	$12,164	$13,669
7/31/21	$13,194	$12,316	$13,743
8/31/21	$13,326	$12,291	$13,869
9/30/21	$13,034	$12,175	$13,597
10/31/21	$12,956	$12,143	$13,605
11/30/21	$12,676	$12,230	$13,408
12/31/21	$12,876	$12,180	$13,599
1/31/22	$12,514	$11,989	$13,206
2/28/22	$11,814	$11,829	$12,479
3/31/22	$11,784	$11,574	$12,340
4/30/22	$11,132	$11,263	$11,663
5/31/22	$11,151	$11,248	$11,685
6/30/22	$10,432	$11,077	$11,038
7/31/22	$10,698	$11,359	$11,391
8/31/22	$10,569	$11,063	$11,258
9/30/22	$9,898	$10,707	$10,575
10/31/22	$9,864	$10,671	$10,583
11/30/22	$10,626	$10,943	$11,318
12/31/22	$10,648	$10,814	$11,361
1/31/23	$11,045	$11,063	$11,714
2/28/23	$10,765	$10,886	$11,456
3/31/23	$10,884	$11,128	$11,616
4/30/23	$10,912	$11,185	$11,675
5/31/23	$10,767	$11,141	$11,571
6/30/23	$11,047	$11,134	$11,794
7/31/23	$11,230	$11,138	$11,984
8/31/23	$11,070	$11,124	$11,817
9/30/23	$10,751	$10,932	$11,485
10/31/23	$10,663	$10,854	$11,318
11/30/23	$11,253	$11,228	$11,973
12/31/23	$11,803	$11,586	$12,549
1/31/24	$11,711	$11,564	$12,401
2/29/24	$11,791	$11,484	$12,486
3/31/24	$12,040	$11,588	$12,724
4/30/24	$11,795	$11,401	$12,468
5/31/24	$12,007	$11,502	$12,695
6/30/24	$12,057	$11,602	$12,779
7/31/24	$12,319	$11,826	$13,012
8/31/24	$12,559	$11,956	$13,316
9/30/24	$12,829	$12,094	$13,555
10/31/24	$12,553	$11,931	$13,311
11/30/24	$12,737	$12,072	$13,469
12/31/24	$12,581	$11,980	$13,268
1/31/25	$12,791	$12,026	$13,430
2/28/25	$13,025	$12,171	$13,652
3/31/25	$12,897	$12,120	$13,579

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	7.13%	3.33%	2.58%
Class C (including sales charge)	6.13%	3.33%	2.58%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	6.72%	3.37%	3.11%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,677,333
# of Portfolio Holdings	1,493
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid During the Reporting Period	$7,496
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	9.6%
United States	8.7%
Brazil	5.7%
Turkey	4.9%
Egypt	4.2%
Dominican Republic	3.9%
Argentina	3.1%
Indonesia	3.0%
Saudi Arabia	3.0%
Other Countries	58.1%
Short-Term Instruments	6.0%
Affiliated Investments	3.4%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(13.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PEBCX

PIMCO Emerging Markets Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS4201TSRAR_033125

I-3: PEBNX

PIMCO Emerging Markets Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$139	1.34%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within Mexican external debt contributed to relative performance the J.P. Morgan Emerging Markets Bond Index (EMBI) Global ("Index"), as the price of select holdings depreciated.

  Exposure to Ukrainian external debt contributed to relative performance versus the Index, as the Ukrainian sub-index outperformed the broader index.

  Legacy exposure to Russian quasi-sovereign debt detracted from relative performance versus the Index, as the price of select holdings depreciated.

  Overweight exposure to Senegalese external sovereign debt detracted from relative performance versus the Index, as the Senegalese sub-index underperformed the broader index

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,030,267	$994,409	$1,019,705
5/31/15	$1,027,115	$990,287	$1,014,239
6/30/15	$1,007,233	$978,046	$997,073
7/31/15	$1,004,419	$987,733	$1,001,161
8/31/15	$977,889	$985,063	$990,394
9/30/15	$938,135	$990,905	$976,716
10/31/15	$982,418	$994,119	$1,007,567
11/30/15	$980,378	$994,576	$1,006,987
12/31/15	$950,423	$991,885	$991,852
1/31/16	$938,858	$1,006,395	$989,881
2/29/16	$956,502	$1,016,068	$1,009,889
3/31/16	$1,003,044	$1,024,433	$1,043,580
4/30/16	$1,030,281	$1,026,173	$1,063,556
5/31/16	$1,026,605	$1,030,510	$1,060,384
6/30/16	$1,070,084	$1,050,127	$1,099,950
7/31/16	$1,091,726	$1,056,401	$1,117,060
8/31/16	$1,113,420	$1,055,863	$1,137,148
9/30/16	$1,118,909	$1,055,737	$1,141,003
10/31/16	$1,112,262	$1,045,500	$1,124,295
11/30/16	$1,067,376	$1,028,232	$1,077,460
12/31/16	$1,090,049	$1,031,050	$1,092,949
1/31/17	$1,105,707	$1,027,295	$1,108,648
2/28/17	$1,131,259	$1,036,089	$1,131,662
3/31/17	$1,139,536	$1,035,611	$1,135,591
4/30/17	$1,158,222	$1,042,634	$1,154,113
5/31/17	$1,167,376	$1,048,720	$1,163,686
6/30/17	$1,161,506	$1,045,784	$1,160,701
7/31/17	$1,173,646	$1,049,222	$1,168,337
8/31/17	$1,192,891	$1,058,784	$1,188,518
9/30/17	$1,195,713	$1,053,896	$1,188,360
10/31/17	$1,200,436	$1,058,341	$1,190,490
11/30/17	$1,195,209	$1,059,981	$1,187,318
12/31/17	$1,203,538	$1,062,350	$1,194,806
1/31/18	$1,206,281	$1,054,766	$1,192,461
2/28/18	$1,186,223	$1,052,388	$1,169,099
3/31/18	$1,188,859	$1,061,113	$1,173,498
4/30/18	$1,175,253	$1,057,165	$1,156,337
5/31/18	$1,160,587	$1,061,115	$1,143,803
6/30/18	$1,148,201	$1,063,093	$1,132,312
7/31/18	$1,170,511	$1,063,384	$1,155,644
8/31/18	$1,143,804	$1,066,652	$1,133,426
9/30/18	$1,167,424	$1,062,572	$1,153,463
10/31/18	$1,141,356	$1,060,496	$1,127,732
11/30/18	$1,135,435	$1,065,684	$1,123,305
12/31/18	$1,151,348	$1,081,078	$1,139,716
1/31/19	$1,201,481	$1,092,528	$1,190,075
2/28/19	$1,210,623	$1,093,841	$1,197,474
3/31/19	$1,225,825	$1,113,432	$1,214,863
4/30/19	$1,226,818	$1,114,096	$1,216,323
5/31/19	$1,231,577	$1,130,127	$1,223,292
6/30/19	$1,273,285	$1,145,973	$1,260,536
7/31/19	$1,287,612	$1,154,991	$1,275,033
8/31/19	$1,286,545	$1,181,184	$1,282,019
9/30/19	$1,283,658	$1,175,711	$1,277,400
10/31/19	$1,292,389	$1,173,681	$1,282,138
11/30/19	$1,291,246	$1,172,304	$1,280,032
12/31/19	$1,320,640	$1,169,901	$1,304,053
1/31/20	$1,344,306	$1,191,013	$1,326,748
2/29/20	$1,335,547	$1,205,590	$1,315,958
3/31/20	$1,148,786	$1,186,827	$1,150,752
4/30/20	$1,172,296	$1,206,040	$1,176,060
5/31/20	$1,246,743	$1,209,459	$1,243,510
6/30/20	$1,284,514	$1,215,495	$1,279,720
7/31/20	$1,333,919	$1,228,777	$1,327,011
8/31/20	$1,341,511	$1,219,873	$1,330,953
9/30/20	$1,317,381	$1,224,329	$1,308,927
10/31/20	$1,318,573	$1,224,418	$1,307,362
11/30/20	$1,376,589	$1,231,405	$1,356,382
12/31/20	$1,404,810	$1,235,188	$1,380,723
1/31/21	$1,388,412	$1,228,563	$1,363,973
2/28/21	$1,354,388	$1,209,452	$1,329,003
3/31/21	$1,337,358	$1,204,687	$1,315,211
4/30/21	$1,369,749	$1,207,836	$1,340,363
5/31/21	$1,385,507	$1,210,532	$1,354,879
6/30/21	$1,395,332	$1,216,436	$1,366,932
7/31/21	$1,402,657	$1,231,555	$1,374,339
8/31/21	$1,417,737	$1,229,087	$1,386,868
9/30/21	$1,387,880	$1,217,483	$1,359,662
10/31/21	$1,380,708	$1,214,299	$1,360,475
11/30/21	$1,351,876	$1,222,961	$1,340,753
12/31/21	$1,374,430	$1,218,001	$1,359,870
1/31/22	$1,336,829	$1,198,865	$1,320,582
2/28/22	$1,263,103	$1,182,918	$1,247,887
3/31/22	$1,260,881	$1,157,419	$1,233,959
4/30/22	$1,192,112	$1,126,312	$1,166,334
5/31/22	$1,195,055	$1,124,762	$1,168,539
6/30/22	$1,118,986	$1,107,692	$1,103,832
7/31/22	$1,148,460	$1,135,906	$1,139,122
8/31/22	$1,135,490	$1,106,252	$1,125,810
9/30/22	$1,064,355	$1,070,739	$1,057,450
10/31/22	$1,061,553	$1,067,074	$1,058,278
11/30/22	$1,144,450	$1,094,267	$1,131,826
12/31/22	$1,147,836	$1,081,352	$1,136,129
1/31/23	$1,191,528	$1,106,259	$1,171,441
2/28/23	$1,162,287	$1,088,614	$1,145,616
3/31/23	$1,176,113	$1,112,753	$1,161,649
4/30/23	$1,179,969	$1,118,482	$1,167,510
5/31/23	$1,165,260	$1,114,079	$1,157,129
6/30/23	$1,196,594	$1,113,414	$1,179,425
7/31/23	$1,217,323	$1,113,774	$1,198,395
8/31/23	$1,200,967	$1,112,375	$1,181,668
9/30/23	$1,167,340	$1,093,192	$1,148,457
10/31/23	$1,158,674	$1,085,430	$1,131,757
11/30/23	$1,223,795	$1,122,750	$1,197,323
12/31/23	$1,284,687	$1,158,631	$1,254,858
1/31/24	$1,275,630	$1,156,360	$1,240,078
2/29/24	$1,285,325	$1,148,426	$1,248,604
3/31/24	$1,313,497	$1,158,782	$1,272,371
4/30/24	$1,287,803	$1,140,124	$1,246,818
5/31/24	$1,312,199	$1,150,213	$1,269,540
6/30/24	$1,318,611	$1,160,193	$1,277,943
7/31/24	$1,348,353	$1,182,607	$1,301,240
8/31/24	$1,375,840	$1,195,560	$1,331,603
9/30/24	$1,406,431	$1,209,433	$1,355,466
10/31/24	$1,377,257	$1,193,067	$1,331,141
11/30/24	$1,398,587	$1,207,238	$1,346,943
12/31/24	$1,382,579	$1,197,974	$1,326,770
1/31/25	$1,406,841	$1,202,615	$1,343,047
2/28/25	$1,433,674	$1,217,096	$1,365,204
3/31/25	$1,420,724	$1,212,017	$1,357,896

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	8.16%	4.34%	3.57%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	6.72%	3.37%	3.11%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,677,333
# of Portfolio Holdings	1,493
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid During the Reporting Period	$7,496
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	9.6%
United States	8.7%
Brazil	5.7%
Turkey	4.9%
Egypt	4.2%
Dominican Republic	3.9%
Argentina	3.1%
Indonesia	3.0%
Saudi Arabia	3.0%
Other Countries	58.1%
Short-Term Instruments	6.0%
Affiliated Investments	3.4%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(13.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PEBNX

PIMCO Emerging Markets Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS2180TSRAR_033125

Institutional Class: PEBIX

PIMCO Emerging Markets Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$124	1.19%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within Mexican external debt contributed to relative performance the J.P. Morgan Emerging Markets Bond Index (EMBI) Global ("Index"), as the price of select holdings depreciated.

  Exposure to Ukrainian external debt contributed to relative performance versus the Index, as the Ukrainian sub-index outperformed the broader index.

  Legacy exposure to Russian quasi-sovereign debt detracted from relative performance versus the Index, as the price of select holdings depreciated.

  Overweight exposure to Senegalese external sovereign debt detracted from relative performance versus the Index, as the Senegalese sub-index underperformed the broader index

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,030,394	$994,409	$1,019,705
5/31/15	$1,027,372	$990,287	$1,014,239
6/30/15	$1,007,609	$978,046	$997,073
7/31/15	$1,004,922	$987,733	$1,001,161
8/31/15	$978,504	$985,063	$990,394
9/30/15	$938,844	$990,905	$976,716
10/31/15	$983,284	$994,119	$1,007,567
11/30/15	$981,363	$994,576	$1,006,987
12/31/15	$951,500	$991,885	$991,852
1/31/16	$940,041	$1,006,395	$989,881
2/29/16	$957,819	$1,016,068	$1,009,889
3/31/16	$1,004,549	$1,024,433	$1,043,580
4/30/16	$1,031,953	$1,026,173	$1,063,556
5/31/16	$1,028,401	$1,030,510	$1,060,384
6/30/16	$1,072,084	$1,050,127	$1,099,950
7/31/16	$1,093,905	$1,056,401	$1,117,060
8/31/16	$1,115,784	$1,055,863	$1,137,148
9/30/16	$1,121,421	$1,055,737	$1,141,003
10/31/16	$1,114,901	$1,045,500	$1,124,295
11/30/16	$1,070,041	$1,028,232	$1,077,460
12/31/16	$1,092,908	$1,031,050	$1,092,949
1/31/17	$1,108,748	$1,027,295	$1,108,648
2/28/17	$1,134,499	$1,036,089	$1,131,662
3/31/17	$1,142,944	$1,035,611	$1,135,591
4/30/17	$1,161,828	$1,042,634	$1,154,113
5/31/17	$1,171,158	$1,048,720	$1,163,686
6/30/17	$1,165,413	$1,045,784	$1,160,701
7/31/17	$1,177,743	$1,049,222	$1,168,337
8/31/17	$1,197,206	$1,058,784	$1,188,518
9/30/17	$1,200,186	$1,053,896	$1,188,360
10/31/17	$1,205,079	$1,058,341	$1,190,490
11/30/17	$1,199,980	$1,059,981	$1,187,318
12/31/17	$1,208,495	$1,062,350	$1,194,806
1/31/18	$1,211,403	$1,054,766	$1,192,461
2/28/18	$1,191,397	$1,052,388	$1,169,099
3/31/18	$1,194,196	$1,061,113	$1,173,498
4/30/18	$1,180,668	$1,057,165	$1,156,337
5/31/18	$1,166,119	$1,061,115	$1,143,803
6/30/18	$1,153,952	$1,063,093	$1,132,312
7/31/18	$1,176,549	$1,063,384	$1,155,644
8/31/18	$1,149,866	$1,066,652	$1,133,426
9/30/18	$1,173,738	$1,062,572	$1,153,463
10/31/18	$1,147,677	$1,060,496	$1,127,732
11/30/18	$1,141,871	$1,065,684	$1,123,305
12/31/18	$1,158,012	$1,081,078	$1,139,716
1/31/19	$1,208,575	$1,092,528	$1,190,075
2/28/19	$1,217,910	$1,093,841	$1,197,474
3/31/19	$1,233,373	$1,113,432	$1,214,863
4/30/19	$1,234,521	$1,114,096	$1,216,323
5/31/19	$1,239,467	$1,130,127	$1,223,292
6/30/19	$1,281,584	$1,145,973	$1,260,536
7/31/19	$1,296,163	$1,154,991	$1,275,033
8/31/19	$1,295,261	$1,181,184	$1,282,019
9/30/19	$1,292,501	$1,175,711	$1,277,400
10/31/19	$1,301,455	$1,173,681	$1,282,138
11/30/19	$1,300,460	$1,172,304	$1,280,032
12/31/19	$1,330,229	$1,169,901	$1,304,053
1/31/20	$1,354,241	$1,191,013	$1,326,748
2/29/20	$1,345,573	$1,205,590	$1,315,958
3/31/20	$1,157,559	$1,186,827	$1,150,752
4/30/20	$1,181,393	$1,206,040	$1,176,060
5/31/20	$1,256,573	$1,209,459	$1,243,510
6/30/20	$1,294,797	$1,215,495	$1,279,720
7/31/20	$1,344,781	$1,228,777	$1,327,011
8/31/20	$1,352,596	$1,219,873	$1,330,953
9/30/20	$1,328,432	$1,224,329	$1,308,927
10/31/20	$1,329,804	$1,224,418	$1,307,362
11/30/20	$1,388,476	$1,231,405	$1,356,382
12/31/20	$1,417,134	$1,235,188	$1,380,723
1/31/21	$1,400,754	$1,228,563	$1,363,973
2/28/21	$1,366,585	$1,209,452	$1,329,003
3/31/21	$1,349,572	$1,204,687	$1,315,211
4/30/21	$1,382,438	$1,207,836	$1,340,363
5/31/21	$1,398,506	$1,210,532	$1,354,879
6/30/21	$1,408,595	$1,216,436	$1,366,932
7/31/21	$1,416,174	$1,231,555	$1,374,339
8/31/21	$1,431,576	$1,229,087	$1,386,868
9/30/21	$1,401,608	$1,217,483	$1,359,662
10/31/21	$1,394,540	$1,214,299	$1,360,475
11/30/21	$1,365,588	$1,222,961	$1,340,753
12/31/21	$1,388,559	$1,218,001	$1,359,870
1/31/22	$1,350,733	$1,198,865	$1,320,582
2/28/22	$1,276,398	$1,182,918	$1,247,887
3/31/22	$1,274,310	$1,157,419	$1,233,959
4/30/22	$1,204,963	$1,126,312	$1,166,334
5/31/22	$1,208,081	$1,124,762	$1,168,539
6/30/22	$1,131,325	$1,107,692	$1,103,832
7/31/22	$1,161,269	$1,135,906	$1,139,122
8/31/22	$1,148,306	$1,106,252	$1,125,810
9/30/22	$1,076,514	$1,070,739	$1,057,450
10/31/22	$1,073,807	$1,067,074	$1,058,278
11/30/22	$1,157,800	$1,094,267	$1,131,826
12/31/22	$1,161,305	$1,081,352	$1,136,129
1/31/23	$1,205,648	$1,106,259	$1,171,441
2/28/23	$1,176,196	$1,088,614	$1,145,616
3/31/23	$1,190,341	$1,112,753	$1,161,649
4/30/23	$1,194,378	$1,118,482	$1,167,510
5/31/23	$1,179,638	$1,114,079	$1,157,129
6/30/23	$1,211,514	$1,113,414	$1,179,425
7/31/23	$1,232,645	$1,113,774	$1,198,395
8/31/23	$1,216,231	$1,112,375	$1,181,668
9/30/23	$1,182,327	$1,093,192	$1,148,457
10/31/23	$1,173,688	$1,085,430	$1,131,757
11/30/23	$1,239,803	$1,122,750	$1,197,323
12/31/23	$1,301,658	$1,158,631	$1,254,858
1/31/24	$1,292,640	$1,156,360	$1,240,078
2/29/24	$1,302,617	$1,148,426	$1,248,604
3/31/24	$1,331,325	$1,158,782	$1,272,371
4/30/24	$1,305,443	$1,140,124	$1,246,818
5/31/24	$1,330,355	$1,150,213	$1,269,540
6/30/24	$1,337,009	$1,160,193	$1,277,943
7/31/24	$1,367,336	$1,182,607	$1,301,240
8/31/24	$1,395,398	$1,195,560	$1,331,603
9/30/24	$1,426,586	$1,209,433	$1,355,466
10/31/24	$1,397,174	$1,193,067	$1,331,141
11/30/24	$1,418,990	$1,207,238	$1,346,943
12/31/24	$1,402,928	$1,197,974	$1,326,770
1/31/25	$1,427,732	$1,202,615	$1,343,047
2/28/25	$1,455,125	$1,217,096	$1,365,204
3/31/25	$1,442,154	$1,212,017	$1,357,896

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	8.32%	4.49%	3.73%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	6.72%	3.37%	3.11%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,677,333
# of Portfolio Holdings	1,493
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid During the Reporting Period	$7,496
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	9.6%
United States	8.7%
Brazil	5.7%
Turkey	4.9%
Egypt	4.2%
Dominican Republic	3.9%
Argentina	3.1%
Indonesia	3.0%
Saudi Arabia	3.0%
Other Countries	58.1%
Short-Term Instruments	6.0%
Affiliated Investments	3.4%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(13.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PEBIX

PIMCO Emerging Markets Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS0137TSRAR_033125

I-2: PEMPX

PIMCO Emerging Markets Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$134	1.29%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within Mexican external debt contributed to relative performance the J.P. Morgan Emerging Markets Bond Index (EMBI) Global ("Index"), as the price of select holdings depreciated.

  Exposure to Ukrainian external debt contributed to relative performance versus the Index, as the Ukrainian sub-index outperformed the broader index.

  Legacy exposure to Russian quasi-sovereign debt detracted from relative performance versus the Index, as the price of select holdings depreciated.

  Overweight exposure to Senegalese external sovereign debt detracted from relative performance versus the Index, as the Senegalese sub-index underperformed the broader index

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,030,310	$994,409	$1,019,705
5/31/15	$1,027,202	$990,287	$1,014,239
6/30/15	$1,007,361	$978,046	$997,073
7/31/15	$1,004,584	$987,733	$1,001,161
8/31/15	$978,097	$985,063	$990,394
9/30/15	$938,375	$990,905	$976,716
10/31/15	$982,708	$994,119	$1,007,567
11/30/15	$980,710	$994,576	$1,006,987
12/31/15	$950,781	$991,885	$991,852
1/31/16	$939,259	$1,006,395	$989,881
2/29/16	$956,950	$1,016,068	$1,009,889
3/31/16	$1,003,556	$1,024,433	$1,043,580
4/30/16	$1,030,845	$1,026,173	$1,063,556
5/31/16	$1,027,213	$1,030,510	$1,060,384
6/30/16	$1,070,760	$1,050,127	$1,099,950
7/31/16	$1,092,462	$1,056,401	$1,117,060
8/31/16	$1,114,220	$1,055,863	$1,137,148
9/30/16	$1,119,744	$1,055,737	$1,141,003
10/31/16	$1,113,145	$1,045,500	$1,124,295
11/30/16	$1,068,269	$1,028,232	$1,077,460
12/31/16	$1,091,001	$1,031,050	$1,092,949
1/31/17	$1,106,724	$1,027,295	$1,108,648
2/28/17	$1,132,342	$1,036,089	$1,131,662
3/31/17	$1,140,669	$1,035,611	$1,135,591
4/30/17	$1,159,427	$1,042,634	$1,154,113
5/31/17	$1,168,640	$1,048,720	$1,163,686
6/30/17	$1,162,806	$1,045,784	$1,160,701
7/31/17	$1,175,016	$1,049,222	$1,168,337
8/31/17	$1,194,333	$1,058,784	$1,188,518
9/30/17	$1,197,204	$1,053,896	$1,188,360
10/31/17	$1,201,987	$1,058,341	$1,190,490
11/30/17	$1,196,803	$1,059,981	$1,187,318
12/31/17	$1,205,190	$1,062,350	$1,194,806
1/31/18	$1,207,990	$1,054,766	$1,192,461
2/28/18	$1,187,950	$1,052,388	$1,169,099
3/31/18	$1,190,636	$1,061,113	$1,173,498
4/30/18	$1,177,053	$1,057,165	$1,156,337
5/31/18	$1,162,451	$1,061,115	$1,143,803
6/30/18	$1,150,222	$1,063,093	$1,132,312
7/31/18	$1,172,649	$1,063,384	$1,155,644
8/31/18	$1,145,947	$1,066,652	$1,133,426
9/30/18	$1,169,653	$1,062,572	$1,153,463
10/31/18	$1,143,584	$1,060,496	$1,127,732
11/30/18	$1,137,703	$1,065,684	$1,123,305
12/31/18	$1,153,690	$1,081,078	$1,139,716
1/31/19	$1,203,967	$1,092,528	$1,190,075
2/28/19	$1,213,173	$1,093,841	$1,197,474
3/31/19	$1,228,473	$1,113,432	$1,214,863
4/30/19	$1,229,518	$1,114,096	$1,216,323
5/31/19	$1,234,337	$1,130,127	$1,223,292
6/30/19	$1,276,185	$1,145,973	$1,260,536
7/31/19	$1,290,596	$1,154,991	$1,275,033
8/31/19	$1,289,582	$1,181,184	$1,282,019
9/30/19	$1,286,738	$1,175,711	$1,277,400
10/31/19	$1,295,544	$1,173,681	$1,282,138
11/30/19	$1,294,445	$1,172,304	$1,280,032
12/31/19	$1,323,966	$1,169,901	$1,304,053
1/31/20	$1,347,749	$1,191,013	$1,326,748
2/29/20	$1,339,017	$1,205,590	$1,315,958
3/31/20	$1,151,817	$1,186,827	$1,150,752
4/30/20	$1,175,437	$1,206,040	$1,176,060
5/31/20	$1,250,135	$1,209,459	$1,243,510
6/30/20	$1,288,059	$1,215,495	$1,279,720
7/31/20	$1,337,665	$1,228,777	$1,327,011
8/31/20	$1,345,332	$1,219,873	$1,330,953
9/30/20	$1,321,190	$1,224,329	$1,308,927
10/31/20	$1,322,437	$1,224,418	$1,307,362
11/30/20	$1,380,676	$1,231,405	$1,356,382
12/31/20	$1,409,044	$1,235,188	$1,380,723
1/31/21	$1,392,652	$1,228,563	$1,363,973
2/28/21	$1,358,576	$1,209,452	$1,329,003
3/31/21	$1,341,549	$1,204,687	$1,315,211
4/30/21	$1,374,104	$1,207,836	$1,340,363
5/31/21	$1,389,981	$1,210,532	$1,354,879
6/30/21	$1,399,894	$1,216,436	$1,366,932
7/31/21	$1,407,304	$1,231,555	$1,374,339
8/31/21	$1,422,491	$1,229,087	$1,386,868
9/30/21	$1,392,591	$1,217,483	$1,359,662
10/31/21	$1,385,454	$1,214,299	$1,360,475
11/30/21	$1,356,578	$1,222,961	$1,340,753
12/31/21	$1,379,274	$1,218,001	$1,359,870
1/31/22	$1,341,593	$1,198,865	$1,320,582
2/28/22	$1,267,660	$1,182,918	$1,247,887
3/31/22	$1,265,481	$1,157,419	$1,233,959
4/30/22	$1,196,509	$1,126,312	$1,166,334
5/31/22	$1,199,510	$1,124,762	$1,168,539
6/30/22	$1,123,204	$1,107,692	$1,103,832
7/31/22	$1,152,837	$1,135,906	$1,139,122
8/31/22	$1,139,868	$1,106,252	$1,125,810
9/30/22	$1,068,508	$1,070,739	$1,057,450
10/31/22	$1,065,737	$1,067,074	$1,058,278
11/30/22	$1,149,011	$1,094,267	$1,131,826
12/31/22	$1,152,383	$1,081,352	$1,136,129
1/31/23	$1,196,291	$1,106,259	$1,171,441
2/28/23	$1,166,978	$1,088,614	$1,145,616
3/31/23	$1,180,911	$1,112,753	$1,161,649
4/30/23	$1,184,822	$1,118,482	$1,167,510
5/31/23	$1,170,102	$1,114,079	$1,157,129
6/30/23	$1,201,618	$1,113,414	$1,179,425
7/31/23	$1,222,483	$1,113,774	$1,198,395
8/31/23	$1,206,108	$1,112,375	$1,181,668
9/30/23	$1,172,386	$1,093,192	$1,148,457
10/31/23	$1,163,728	$1,085,430	$1,131,757
11/30/23	$1,229,184	$1,122,750	$1,197,323
12/31/23	$1,290,400	$1,158,631	$1,254,858
1/31/24	$1,281,358	$1,156,360	$1,240,078
2/29/24	$1,291,147	$1,148,426	$1,248,604
3/31/24	$1,319,492	$1,158,782	$1,272,371
4/30/24	$1,293,738	$1,140,124	$1,246,818
5/31/24	$1,318,307	$1,150,213	$1,269,540
6/30/24	$1,324,800	$1,160,193	$1,277,943
7/31/24	$1,354,738	$1,182,607	$1,301,240
8/31/24	$1,382,402	$1,195,560	$1,331,603
9/30/24	$1,413,191	$1,209,433	$1,355,466
10/31/24	$1,383,939	$1,193,067	$1,331,141
11/30/24	$1,405,431	$1,207,238	$1,346,943
12/31/24	$1,389,404	$1,197,974	$1,326,770
1/31/25	$1,413,846	$1,202,615	$1,343,047
2/28/25	$1,440,863	$1,217,096	$1,365,204
3/31/25	$1,427,904	$1,212,017	$1,357,896

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	8.22%	4.39%	3.63%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	6.72%	3.37%	3.11%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,677,333
# of Portfolio Holdings	1,493
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid During the Reporting Period	$7,496
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	9.6%
United States	8.7%
Brazil	5.7%
Turkey	4.9%
Egypt	4.2%
Dominican Republic	3.9%
Argentina	3.1%
Indonesia	3.0%
Saudi Arabia	3.0%
Other Countries	58.1%
Short-Term Instruments	6.0%
Affiliated Investments	3.4%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(13.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PEMPX

PIMCO Emerging Markets Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS1914TSRAR_033125

Institutional Class: PEMIX

PIMCO Emerging Markets Corporate Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Emerging Markets Corporate Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$109	1.05%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within Chinese external corporate debt contributed to relative performance versus the J.P. Morgan Corporate Emerging Markets Bond Index Diversified (CEMBI) ("Index"), as the price of select holdings appreciated.

  Exposure to Ukrainian external debt contributed to relative performance versus the Index, as the Ukrainian sub-index outperformed the broader index.

  Security selection within Hong Kong external corporate debt detracted from relative performance versus the Index, as the price of select holdings depreciated.

  Overweight exposure to Ecuadorian external debt detracted from relative performance versus the Index, as the Ecuadorian sub-index underperformed the broader index.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Corporate Emerging Markets Bond Index Diversified (CEMBI)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,031,906	$994,409	$1,017,878
5/31/15	$1,043,879	$990,287	$1,023,511
6/30/15	$1,022,191	$978,046	$1,010,815
7/31/15	$990,952	$987,733	$1,011,168
8/31/15	$966,995	$985,063	$993,967
9/30/15	$938,042	$990,905	$980,911
10/31/15	$971,576	$994,119	$1,006,164
11/30/15	$965,159	$994,576	$999,313
12/31/15	$941,341	$991,885	$985,412
1/31/16	$930,614	$1,006,395	$982,545
2/29/16	$942,381	$1,016,068	$993,094
3/31/16	$981,105	$1,024,433	$1,028,406
4/30/16	$1,000,058	$1,026,173	$1,047,998
5/31/16	$1,000,950	$1,030,510	$1,049,581
6/30/16	$1,022,082	$1,050,127	$1,070,022
7/31/16	$1,043,287	$1,056,401	$1,088,222
8/31/16	$1,057,602	$1,055,863	$1,102,827
9/30/16	$1,061,135	$1,055,737	$1,103,858
10/31/16	$1,066,829	$1,045,500	$1,103,733
11/30/16	$1,051,560	$1,028,232	$1,079,381
12/31/16	$1,065,376	$1,031,050	$1,088,210
1/31/17	$1,086,912	$1,027,295	$1,102,044
2/28/17	$1,105,460	$1,036,089	$1,118,673
3/31/17	$1,106,812	$1,035,611	$1,122,046
4/30/17	$1,122,188	$1,042,634	$1,134,843
5/31/17	$1,122,250	$1,048,720	$1,141,715
6/30/17	$1,120,144	$1,045,784	$1,144,005
7/31/17	$1,134,830	$1,049,222	$1,153,070
8/31/17	$1,148,309	$1,058,784	$1,164,186
9/30/17	$1,154,416	$1,053,896	$1,167,735
10/31/17	$1,158,168	$1,058,341	$1,171,488
11/30/17	$1,154,722	$1,059,981	$1,171,205
12/31/17	$1,161,359	$1,062,350	$1,174,038
1/31/18	$1,168,860	$1,054,766	$1,174,624
2/28/18	$1,155,197	$1,052,388	$1,162,390
3/31/18	$1,153,580	$1,061,113	$1,159,360
4/30/18	$1,149,226	$1,057,165	$1,150,906
5/31/18	$1,141,759	$1,061,115	$1,142,385
6/30/18	$1,131,787	$1,063,093	$1,138,161
7/31/18	$1,155,327	$1,063,384	$1,155,370
8/31/18	$1,142,750	$1,066,652	$1,143,804
9/30/18	$1,154,636	$1,062,572	$1,154,536
10/31/18	$1,150,274	$1,060,496	$1,147,021
11/30/18	$1,145,405	$1,065,684	$1,144,575
12/31/18	$1,153,515	$1,081,078	$1,153,873
1/31/19	$1,180,074	$1,092,528	$1,186,428
2/28/19	$1,191,741	$1,093,841	$1,200,033
3/31/19	$1,205,371	$1,113,432	$1,215,485
4/30/19	$1,217,139	$1,114,096	$1,225,645
5/31/19	$1,225,552	$1,130,127	$1,231,714
6/30/19	$1,254,517	$1,145,973	$1,259,332
7/31/19	$1,265,315	$1,154,991	$1,271,967
8/31/19	$1,250,519	$1,181,184	$1,276,218
9/30/19	$1,261,984	$1,175,711	$1,283,364
10/31/19	$1,277,001	$1,173,681	$1,293,928
11/30/19	$1,276,055	$1,172,304	$1,298,490
12/31/19	$1,290,062	$1,169,901	$1,310,251
1/31/20	$1,310,200	$1,191,013	$1,329,271
2/29/20	$1,306,053	$1,205,590	$1,328,843
3/31/20	$1,133,060	$1,186,827	$1,178,938
4/30/20	$1,182,815	$1,206,040	$1,233,146
5/31/20	$1,232,783	$1,209,459	$1,280,067
6/30/20	$1,271,406	$1,215,495	$1,314,116
7/31/20	$1,291,442	$1,228,777	$1,343,722
8/31/20	$1,309,696	$1,219,873	$1,355,899
9/30/20	$1,299,448	$1,224,329	$1,348,623
10/31/20	$1,299,307	$1,224,418	$1,352,560
11/30/20	$1,341,641	$1,231,405	$1,388,627
12/31/20	$1,364,248	$1,235,188	$1,406,496
1/31/21	$1,361,563	$1,228,563	$1,404,852
2/28/21	$1,358,089	$1,209,452	$1,401,555
3/31/21	$1,349,392	$1,204,687	$1,392,564
4/30/21	$1,359,277	$1,207,836	$1,402,546
5/31/21	$1,368,824	$1,210,532	$1,411,236
6/30/21	$1,377,853	$1,216,436	$1,422,098
7/31/21	$1,379,393	$1,231,555	$1,424,915
8/31/21	$1,388,120	$1,229,087	$1,433,469
9/30/21	$1,373,340	$1,217,483	$1,422,949
10/31/21	$1,359,626	$1,214,299	$1,416,439
11/30/21	$1,346,572	$1,222,961	$1,407,407
12/31/21	$1,354,432	$1,218,001	$1,413,359
1/31/22	$1,327,376	$1,198,865	$1,389,288
2/28/22	$1,247,948	$1,182,918	$1,320,040
3/31/22	$1,213,109	$1,157,419	$1,282,405
4/30/22	$1,180,939	$1,126,312	$1,254,452
5/31/22	$1,173,925	$1,124,762	$1,246,807
6/30/22	$1,125,493	$1,107,692	$1,205,241
7/31/22	$1,148,475	$1,135,906	$1,220,948
8/31/22	$1,152,181	$1,106,252	$1,223,232
9/30/22	$1,105,114	$1,070,739	$1,173,237
10/31/22	$1,089,129	$1,067,074	$1,148,843
11/30/22	$1,156,623	$1,094,267	$1,211,864
12/31/22	$1,174,540	$1,081,352	$1,230,804
1/31/23	$1,213,419	$1,106,259	$1,267,697
2/28/23	$1,190,029	$1,088,614	$1,245,062
3/31/23	$1,197,692	$1,112,753	$1,254,780
4/30/23	$1,200,843	$1,118,482	$1,266,086
5/31/23	$1,186,763	$1,114,079	$1,257,435
6/30/23	$1,196,190	$1,113,414	$1,270,995
7/31/23	$1,207,896	$1,113,774	$1,282,899
8/31/23	$1,197,870	$1,112,375	$1,276,504
9/30/23	$1,186,769	$1,093,192	$1,265,646
10/31/23	$1,169,611	$1,085,430	$1,249,286
11/30/23	$1,216,068	$1,122,750	$1,295,809
12/31/23	$1,254,699	$1,158,631	$1,335,756
1/31/24	$1,257,478	$1,156,360	$1,343,536
2/29/24	$1,261,458	$1,148,426	$1,352,498
3/31/24	$1,275,416	$1,158,782	$1,365,125
4/30/24	$1,261,166	$1,140,124	$1,352,201
5/31/24	$1,279,852	$1,150,213	$1,372,500
6/30/24	$1,289,440	$1,160,193	$1,384,839
7/31/24	$1,307,875	$1,182,607	$1,405,756
8/31/24	$1,327,281	$1,195,560	$1,429,698
9/30/24	$1,348,080	$1,209,433	$1,447,899
10/31/24	$1,331,406	$1,193,067	$1,434,114
11/30/24	$1,340,634	$1,207,238	$1,442,396
12/31/24	$1,333,722	$1,197,974	$1,433,864
1/31/25	$1,346,406	$1,202,615	$1,445,347
2/28/25	$1,372,359	$1,217,096	$1,467,193
3/31/25	$1,373,141	$1,212,017	$1,468,503

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.66%	3.92%	3.22%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
J.P. Morgan Corporate Emerging Markets Bond Index Diversified (CEMBI)	7.57%	4.49%	3.92%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$64,466
# of Portfolio Holdings	613
Portfolio Turnover Rate	96%
Total Net Advisory Fees Paid During the Reporting Period	$393
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	8.8%
Cayman Islands	7.4%
United Kingdom	6.1%
South Korea	5.5%
United Arab Emirates	5.1%
India	4.6%
Brazil	4.4%
Israel	4.1%
Mexico	3.9%
Luxembourg	3.8%
Other Countries	43.6%
Short-Term Instruments	2.5%
Affiliated Investments	7.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(6.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.12% as a result of higher expenses related to interest.

Change to Shareholder Expenses. Effective September 3, 2024, the advisory fee for the Fund, stated as a percentage of the Fund's average daily net assets, decreased by 0.05%. The advisory fee decrease resulted in the management fees decreasing by 0.05% for the Institutional Class shares of the Fund. Previously, the advisory fee for the Fund was 0.50% per annum.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PEMIX

PIMCO Emerging Markets Corporate Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS1948TSRAR_033125

Class A: PLMAX

PIMCO Emerging Markets Currency and Short-Term Investments Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Emerging Markets Currency and Short-Term Investments Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$143	1.40%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Turkish lira contributed to relative performance versus the J.P. Morgan Emerging Local Markets Index Plus (Unhedged) (“Index”), as the currency generated positive returns from interest.

  Underweight exposure to the Kuwaiti dinar contributed to relative performance versus the Index, as the currency devaluated.

  Overweight exposure to the Brazilian real detracted from relative performance versus the Index, as the currency depreciated.

  Exposure to the South Korean won detracted from relative performance versus the Index, as the currency depreciated.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Local Markets Index Plus (Unhedged)	J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged)
3/31/15	$9,625	$10,000	$10,000	$10,000
4/30/15	$9,910	$9,944	$10,313	$10,313
5/31/15	$9,823	$9,903	$10,170	$10,170
6/30/15	$9,757	$9,780	$10,122	$10,122
7/31/15	$9,485	$9,877	$9,869	$9,869
8/31/15	$9,189	$9,851	$9,540	$9,540
9/30/15	$9,012	$9,909	$9,480	$9,480
10/31/15	$9,273	$9,941	$9,706	$9,706
11/30/15	$9,148	$9,946	$9,573	$9,573
12/31/15	$8,998	$9,919	$9,466	$9,466
1/31/16	$8,850	$10,064	$9,357	$9,357
2/29/16	$8,886	$10,161	$9,411	$9,411
3/31/16	$9,465	$10,244	$9,983	$9,983
4/30/16	$9,602	$10,262	$10,072	$10,072
5/31/16	$9,326	$10,305	$9,770	$9,770
6/30/16	$9,606	$10,501	$10,017	$10,017
7/31/16	$9,675	$10,564	$10,054	$10,054
8/31/16	$9,696	$10,559	$10,076	$10,076
9/30/16	$9,784	$10,557	$10,167	$10,167
10/31/16	$9,762	$10,455	$10,087	$10,087
11/30/16	$9,387	$10,282	$9,754	$9,754
12/31/16	$9,474	$10,311	$9,802	$9,802
1/31/17	$9,691	$10,273	$9,982	$9,982
2/28/17	$9,865	$10,361	$10,147	$10,147
3/31/17	$10,065	$10,356	$10,309	$10,310
4/30/17	$10,096	$10,426	$10,343	$10,343
5/31/17	$10,214	$10,487	$10,504	$10,504
6/30/17	$10,221	$10,458	$10,508	$10,508
7/31/17	$10,396	$10,492	$10,678	$10,678
8/31/17	$10,496	$10,588	$10,786	$10,786
9/30/17	$10,440	$10,539	$10,719	$10,719
10/31/17	$10,397	$10,583	$10,658	$10,658
11/30/17	$10,547	$10,600	$10,834	$10,834
12/31/17	$10,652	$10,624	$10,933	$10,933
1/31/18	$10,981	$10,548	$11,248	$11,248
2/28/18	$10,872	$10,524	$11,130	$11,130
3/31/18	$10,959	$10,611	$11,208	$11,208
4/30/18	$10,714	$10,572	$10,997	$10,997
5/31/18	$10,390	$10,611	$10,736	$10,736
6/30/18	$10,179	$10,631	$10,560	$10,560
7/31/18	$10,301	$10,634	$10,652	$10,652
8/31/18	$9,906	$10,667	$10,331	$10,331
9/30/18	$10,045	$10,626	$10,443	$10,443
10/31/18	$9,912	$10,605	$10,324	$10,324
11/30/18	$10,047	$10,657	$10,497	$10,497
12/31/18	$10,136	$10,811	$10,569	$10,568
1/31/19	$10,432	$10,925	$10,855	$10,855
2/28/19	$10,373	$10,938	$10,803	$10,803
3/31/19	$10,308	$11,134	$10,724	$10,724
4/30/19	$10,343	$11,141	$10,733	$10,733
5/31/19	$10,280	$11,301	$10,662	$10,662
6/30/19	$10,587	$11,460	$10,946	$10,946
7/31/19	$10,558	$11,550	$10,947	$10,947
8/31/19	$10,121	$11,812	$10,597	$10,597
9/30/19	$10,225	$11,757	$10,718	$10,718
10/31/19	$10,439	$11,737	$10,937	$10,937
11/30/19	$10,376	$11,723	$10,868	$10,868
12/31/19	$10,720	$11,699	$11,118	$11,118
1/31/20	$10,553	$11,910	$10,972	$10,972
2/29/20	$10,341	$12,056	$10,732	$10,732
3/31/20	$9,344	$11,868	$10,175	$10,175
4/30/20	$9,532	$12,060	$10,290	$10,290
5/31/20	$9,828	$12,095	$10,441	$10,441
6/30/20	$9,984	$12,155	$10,524	$10,524
7/31/20	$10,187	$12,288	$10,715	$10,715
8/31/20	$10,338	$12,199	$10,782	$10,782
9/30/20	$10,208	$12,243	$10,674	$10,674
10/31/20	$10,236	$12,244	$10,718	$10,718
11/30/20	$10,650	$12,314	$11,081	$11,081
12/31/20	$10,920	$12,352	$11,310	$11,310
1/31/21	$10,821	$12,286	$11,245	$11,245
2/28/21	$10,784	$12,095	$11,179	$11,179
3/31/21	$10,603	$12,047	$11,020	$11,020
4/30/21	$10,743	$12,078	$11,199	$11,199
5/31/21	$10,946	$12,105	$11,380	$11,380
6/30/21	$10,814	$12,164	$11,242	$11,242
7/31/21	$10,735	$12,316	$11,185	$11,185
8/31/21	$10,871	$12,291	$11,267	$11,267
9/30/21	$10,674	$12,175	$11,065	$11,065
10/31/21	$10,627	$12,143	$11,100	$11,100
11/30/21	$10,417	$12,230	$10,810	$10,810
12/31/21	$10,577	$12,180	$10,960	$10,960
1/31/22	$10,590	$11,989	$10,975	$10,975
2/28/22	$10,320	$11,829	$10,770	$10,770
3/31/22	$10,400	$11,574	$10,354	$10,354
4/30/22	$10,095	$11,263	$10,044	$10,044
5/31/22	$10,185	$11,248	$10,135	$10,135
6/30/22	$9,856	$11,077	$9,882	$9,882
7/31/22	$9,761	$11,359	$9,802	$9,802
8/31/22	$9,764	$11,063	$9,787	$9,787
9/30/22	$9,450	$10,707	$9,489	$9,489
10/31/22	$9,504	$10,671	$9,541	$9,541
11/30/22	$9,982	$10,943	$9,976	$9,976
12/31/22	$10,163	$10,814	$10,178	$10,178
1/31/23	$10,485	$11,063	$10,480	$10,480
2/28/23	$10,284	$10,886	$10,287	$10,287
3/31/23	$10,513	$11,128	$10,497	$10,497
4/30/23	$10,558	$11,185	$10,542	$10,542
5/31/23	$10,498	$11,141	$10,454	$10,454
6/30/23	$10,644	$11,134	$10,581	$10,581
7/31/23	$10,829	$11,138	$10,779	$10,779
8/31/23	$10,641	$11,124	$10,623	$10,623
9/30/23	$10,488	$10,932	$10,483	$10,483
10/31/23	$10,495	$10,854	$10,490	$10,490
11/30/23	$10,886	$11,228	$10,853	$10,853
12/31/23	$11,101	$11,586	$11,037	$11,037
1/31/24	$10,943	$11,564	$10,878	$10,878
2/29/24	$10,994	$11,484	$10,916	$10,916
3/31/24	$11,036	$11,588	$10,913	$10,913
4/30/24	$10,939	$11,401	$10,843	$10,843
5/31/24	$11,108	$11,502	$10,979	$10,979
6/30/24	$10,981	$11,602	$10,885	$10,885
7/31/24	$11,093	$11,826	$10,981	$10,981
8/31/24	$11,325	$11,956	$11,232	$11,232
9/30/24	$11,569	$12,094	$11,455	$11,455
10/31/24	$11,304	$11,931	$11,171	$11,171
11/30/24	$11,227	$12,072	$11,077	$11,077
12/31/24	$11,117	$11,980	$10,918	$10,918
1/31/25	$11,322	$12,026	$11,087	$11,087
2/28/25	$11,379	$12,171	$11,124	$11,124
3/31/25	$11,492	$12,120	$11,259	$11,259

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.13%	4.22%	1.79%
Class A (including sales charge)	0.22%	3.43%	1.40%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
J.P. Morgan Emerging Local Markets Index Plus (Unhedged)	3.17%	2.05%	1.19%
J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged)	3.17%	2.05%	1.19%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$586,160
# of Portfolio Holdings	1,480
Portfolio Turnover Rate	168%
Total Net Advisory Fees Paid During the Reporting Period	$2,301
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Brazil	18.3%
Mexico	6.6%
Israel	5.8%
United States	4.9%
Dominican Republic	4.2%
Supranational	3.4%
Philippines	3.0%
Peru	2.8%
Egypt	2.6%
Other Countries	18.8%
Short-Term Instruments	5.3%
Affiliated Investments	25.6%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(1.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.09% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PLMAX

PIMCO Emerging Markets Currency and Short-Term Investments Fund

Annual Shareholder Report |

March 31, 2025

PIMS4029TSRAR_033125

Institutional Class: PLMIX

PIMCO Emerging Markets Currency and Short-Term Investments Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Emerging Markets Currency and Short-Term Investments Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	1.00%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Turkish lira contributed to relative performance versus the J.P. Morgan Emerging Local Markets Index Plus (Unhedged) (“Index”), as the currency generated positive returns from interest.

  Underweight exposure to the Kuwaiti dinar contributed to relative performance versus the Index, as the currency devaluated.

  Overweight exposure to the Brazilian real detracted from relative performance versus the Index, as the currency depreciated.

  Exposure to the South Korean won detracted from relative performance versus the Index, as the currency depreciated.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Local Markets Index Plus (Unhedged)	J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged)
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,029,987	$994,409	$1,031,275	$1,031,275
5/31/15	$1,021,245	$990,287	$1,016,997	$1,016,997
6/30/15	$1,014,727	$978,046	$1,012,219	$1,012,219
7/31/15	$986,815	$987,733	$986,880	$986,880
8/31/15	$956,328	$985,063	$953,957	$953,957
9/30/15	$938,171	$990,905	$947,971	$947,971
10/31/15	$965,740	$994,119	$970,631	$970,631
11/30/15	$952,982	$994,576	$957,326	$957,326
12/31/15	$937,678	$991,885	$946,634	$946,634
1/31/16	$922,544	$1,006,395	$935,711	$935,710
2/29/16	$926,656	$1,016,068	$941,140	$941,140
3/31/16	$987,344	$1,024,433	$998,279	$998,279
4/30/16	$1,001,968	$1,026,173	$1,007,152	$1,007,152
5/31/16	$973,472	$1,030,510	$976,981	$976,981
6/30/16	$1,003,057	$1,050,127	$1,001,667	$1,001,667
7/31/16	$1,010,517	$1,056,401	$1,005,406	$1,005,406
8/31/16	$1,013,063	$1,055,863	$1,007,605	$1,007,605
9/30/16	$1,022,642	$1,055,737	$1,016,684	$1,016,684
10/31/16	$1,020,721	$1,045,500	$1,008,733	$1,008,733
11/30/16	$981,843	$1,028,232	$975,394	$975,394
12/31/16	$991,238	$1,031,050	$980,179	$980,180
1/31/17	$1,014,279	$1,027,295	$998,195	$998,195
2/28/17	$1,032,832	$1,036,089	$1,014,747	$1,014,747
3/31/17	$1,054,134	$1,035,611	$1,030,950	$1,030,950
4/30/17	$1,057,668	$1,042,634	$1,034,340	$1,034,340
5/31/17	$1,070,440	$1,048,720	$1,050,359	$1,050,358
6/30/17	$1,071,530	$1,045,784	$1,050,816	$1,050,816
7/31/17	$1,090,222	$1,049,222	$1,067,835	$1,067,835
8/31/17	$1,101,060	$1,058,784	$1,078,599	$1,078,599
9/30/17	$1,095,567	$1,053,896	$1,071,857	$1,071,857
10/31/17	$1,091,435	$1,058,341	$1,065,826	$1,065,826
11/30/17	$1,107,527	$1,059,981	$1,083,426	$1,083,426
12/31/17	$1,118,886	$1,062,350	$1,093,273	$1,093,273
1/31/18	$1,153,910	$1,054,766	$1,124,815	$1,124,816
2/28/18	$1,142,773	$1,052,388	$1,113,049	$1,113,048
3/31/18	$1,152,281	$1,061,113	$1,120,778	$1,120,778
4/30/18	$1,126,858	$1,057,165	$1,099,737	$1,099,737
5/31/18	$1,093,186	$1,061,115	$1,073,580	$1,073,580
6/30/18	$1,071,388	$1,063,093	$1,056,046	$1,056,046
7/31/18	$1,084,612	$1,063,384	$1,065,207	$1,065,207
8/31/18	$1,043,395	$1,066,652	$1,033,075	$1,033,074
9/30/18	$1,058,289	$1,062,572	$1,044,294	$1,044,295
10/31/18	$1,044,687	$1,060,496	$1,032,361	$1,032,362
11/30/18	$1,059,289	$1,065,684	$1,049,737	$1,049,737
12/31/18	$1,069,002	$1,081,078	$1,056,850	$1,056,850
1/31/19	$1,100,532	$1,092,528	$1,085,535	$1,085,535
2/28/19	$1,094,728	$1,093,841	$1,080,256	$1,080,256
3/31/19	$1,088,138	$1,113,432	$1,072,443	$1,072,443
4/30/19	$1,092,270	$1,114,096	$1,073,270	$1,073,270
5/31/19	$1,085,968	$1,130,127	$1,066,168	$1,066,168
6/30/19	$1,118,790	$1,145,973	$1,094,599	$1,094,600
7/31/19	$1,116,106	$1,154,991	$1,094,705	$1,094,705
8/31/19	$1,070,212	$1,181,184	$1,059,684	$1,059,684
9/30/19	$1,081,596	$1,175,711	$1,071,789	$1,071,790
10/31/19	$1,104,557	$1,173,681	$1,093,717	$1,093,717
11/30/19	$1,098,340	$1,172,304	$1,086,795	$1,086,795
12/31/19	$1,135,124	$1,169,901	$1,111,791	$1,111,791
1/31/20	$1,117,805	$1,191,013	$1,097,217	$1,097,217
2/29/20	$1,095,669	$1,205,590	$1,073,184	$1,073,184
3/31/20	$990,417	$1,186,827	$1,017,539	$1,017,539
4/30/20	$1,010,677	$1,206,040	$1,029,016	$1,029,016
5/31/20	$1,042,377	$1,209,459	$1,044,088	$1,044,088
6/30/20	$1,059,219	$1,215,495	$1,052,374	$1,052,374
7/31/20	$1,081,192	$1,228,777	$1,071,481	$1,071,481
8/31/20	$1,097,553	$1,219,873	$1,078,215	$1,078,216
9/30/20	$1,084,109	$1,224,329	$1,067,358	$1,067,358
10/31/20	$1,087,470	$1,224,418	$1,071,842	$1,071,842
11/30/20	$1,131,730	$1,231,405	$1,108,099	$1,108,099
12/31/20	$1,160,897	$1,235,188	$1,131,028	$1,131,028
1/31/21	$1,150,726	$1,228,563	$1,124,523	$1,124,523
2/28/21	$1,147,199	$1,209,452	$1,117,886	$1,117,887
3/31/21	$1,128,327	$1,204,687	$1,101,965	$1,101,965
4/30/21	$1,143,585	$1,207,836	$1,119,895	$1,119,895
5/31/21	$1,165,571	$1,210,532	$1,138,005	$1,138,005
6/30/21	$1,151,873	$1,216,436	$1,124,196	$1,124,196
7/31/21	$1,143,927	$1,231,555	$1,118,469	$1,118,468
8/31/21	$1,158,769	$1,229,087	$1,126,688	$1,126,688
9/30/21	$1,138,112	$1,217,483	$1,106,518	$1,106,518
10/31/21	$1,133,457	$1,214,299	$1,109,995	$1,109,995
11/30/21	$1,111,503	$1,222,961	$1,081,027	$1,081,027
12/31/21	$1,128,943	$1,218,001	$1,096,031	$1,096,031
1/31/22	$1,130,740	$1,198,865	$1,097,468	$1,097,468
2/28/22	$1,102,267	$1,182,918	$1,076,995	$1,076,994
3/31/22	$1,111,106	$1,157,419	$1,035,437	$1,035,438
4/30/22	$1,078,888	$1,126,312	$1,004,356	$1,004,356
5/31/22	$1,088,835	$1,124,762	$1,013,488	$1,013,488
6/30/22	$1,054,110	$1,107,692	$988,165	$988,165
7/31/22	$1,044,307	$1,135,906	$980,164	$980,163
8/31/22	$1,044,955	$1,106,252	$978,674	$978,674
9/30/22	$1,011,698	$1,070,739	$948,935	$948,935
10/31/22	$1,017,804	$1,067,074	$954,105	$954,105
11/30/22	$1,069,263	$1,094,267	$997,585	$997,585
12/31/22	$1,089,061	$1,081,352	$1,017,826	$1,017,826
1/31/23	$1,123,980	$1,106,259	$1,047,967	$1,047,967
2/28/23	$1,102,784	$1,088,614	$1,028,650	$1,028,651
3/31/23	$1,127,668	$1,112,753	$1,049,693	$1,049,693
4/30/23	$1,132,928	$1,118,482	$1,054,221	$1,054,221
5/31/23	$1,126,831	$1,114,079	$1,045,398	$1,045,398
6/30/23	$1,142,844	$1,113,414	$1,058,125	$1,058,125
7/31/23	$1,163,091	$1,113,774	$1,077,913	$1,077,913
8/31/23	$1,143,353	$1,112,375	$1,062,274	$1,062,274
9/30/23	$1,127,208	$1,093,192	$1,048,344	$1,048,344
10/31/23	$1,128,340	$1,085,430	$1,049,021	$1,049,021
11/30/23	$1,170,740	$1,122,750	$1,085,275	$1,085,275
12/31/23	$1,194,346	$1,158,631	$1,103,726	$1,103,727
1/31/24	$1,177,724	$1,156,360	$1,087,842	$1,087,842
2/29/24	$1,183,620	$1,148,426	$1,091,586	$1,091,587
3/31/24	$1,188,524	$1,158,782	$1,091,347	$1,091,347
4/30/24	$1,178,447	$1,140,124	$1,084,283	$1,084,283
5/31/24	$1,197,130	$1,150,213	$1,097,927	$1,097,927
6/30/24	$1,183,717	$1,160,193	$1,088,453	$1,088,453
7/31/24	$1,196,254	$1,182,607	$1,098,062	$1,098,063
8/31/24	$1,221,688	$1,195,560	$1,123,236	$1,123,235
9/30/24	$1,248,399	$1,209,433	$1,145,487	$1,145,487
10/31/24	$1,220,183	$1,193,067	$1,117,118	$1,117,118
11/30/24	$1,212,333	$1,207,238	$1,107,746	$1,107,746
12/31/24	$1,200,847	$1,197,974	$1,091,766	$1,091,766
1/31/25	$1,223,400	$1,202,615	$1,108,679	$1,108,679
2/28/25	$1,229,991	$1,217,096	$1,112,351	$1,112,351
3/31/25	$1,242,545	$1,212,017	$1,125,934	$1,125,934

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.55%	4.64%	2.20%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
J.P. Morgan Emerging Local Markets Index Plus (Unhedged)	3.17%	2.05%	1.19%
J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged)	3.17%	2.05%	1.19%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$586,160
# of Portfolio Holdings	1,480
Portfolio Turnover Rate	168%
Total Net Advisory Fees Paid During the Reporting Period	$2,301
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Brazil	18.3%
Mexico	6.6%
Israel	5.8%
United States	4.9%
Dominican Republic	4.2%
Supranational	3.4%
Philippines	3.0%
Peru	2.8%
Egypt	2.6%
Other Countries	18.8%
Short-Term Instruments	5.3%
Affiliated Investments	25.6%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(1.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.09% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PLMIX

PIMCO Emerging Markets Currency and Short-Term Investments Fund

Annual Shareholder Report |

March 31, 2025

PIMS1872TSRAR_033125

I-2: PLMPX

PIMCO Emerging Markets Currency and Short-Term Investments Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Emerging Markets Currency and Short-Term Investments Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$112	1.10%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Turkish lira contributed to relative performance versus the J.P. Morgan Emerging Local Markets Index Plus (Unhedged) (“Index”), as the currency generated positive returns from interest.

  Underweight exposure to the Kuwaiti dinar contributed to relative performance versus the Index, as the currency devaluated.

  Overweight exposure to the Brazilian real detracted from relative performance versus the Index, as the currency depreciated.

  Exposure to the South Korean won detracted from relative performance versus the Index, as the currency depreciated.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Local Markets Index Plus (Unhedged)	J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged)
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,029,903	$994,409	$1,031,275	$1,031,275
5/31/15	$1,021,074	$990,287	$1,016,997	$1,016,997
6/30/15	$1,014,474	$978,046	$1,012,219	$1,012,219
7/31/15	$986,478	$987,733	$986,880	$986,880
8/31/15	$955,926	$985,063	$953,957	$953,957
9/30/15	$937,693	$990,905	$947,971	$947,971
10/31/15	$965,166	$994,119	$970,631	$970,631
11/30/15	$952,343	$994,576	$957,326	$957,326
12/31/15	$936,963	$991,885	$946,634	$946,634
1/31/16	$921,770	$1,006,395	$935,711	$935,710
2/29/16	$925,804	$1,016,068	$941,140	$941,140
3/31/16	$986,356	$1,024,433	$998,279	$998,279
4/30/16	$1,000,883	$1,026,173	$1,007,152	$1,007,152
5/31/16	$972,338	$1,030,510	$976,981	$976,981
6/30/16	$1,001,808	$1,050,127	$1,001,667	$1,001,667
7/31/16	$1,009,173	$1,056,401	$1,005,406	$1,005,406
8/31/16	$1,011,629	$1,055,863	$1,007,605	$1,007,605
9/30/16	$1,021,106	$1,055,737	$1,016,684	$1,016,684
10/31/16	$1,019,107	$1,045,500	$1,008,733	$1,008,733
11/30/16	$980,207	$1,028,232	$975,394	$975,394
12/31/16	$989,499	$1,031,050	$980,179	$980,180
1/31/17	$1,012,420	$1,027,295	$998,195	$998,195
2/28/17	$1,030,859	$1,036,089	$1,014,747	$1,014,747
3/31/17	$1,052,028	$1,035,611	$1,030,950	$1,030,950
4/30/17	$1,055,474	$1,042,634	$1,034,340	$1,034,340
5/31/17	$1,068,129	$1,048,720	$1,050,359	$1,050,358
6/30/17	$1,069,124	$1,045,784	$1,050,816	$1,050,816
7/31/17	$1,087,689	$1,049,222	$1,067,835	$1,067,835
8/31/17	$1,098,409	$1,058,784	$1,078,599	$1,078,599
9/30/17	$1,092,834	$1,053,896	$1,071,857	$1,071,857
10/31/17	$1,088,623	$1,058,341	$1,065,826	$1,065,826
11/30/17	$1,104,584	$1,059,981	$1,083,426	$1,083,426
12/31/17	$1,115,816	$1,062,350	$1,093,273	$1,093,273
1/31/18	$1,150,651	$1,054,766	$1,124,815	$1,124,816
2/28/18	$1,139,460	$1,052,388	$1,113,049	$1,113,048
3/31/18	$1,148,841	$1,061,113	$1,120,778	$1,120,778
4/30/18	$1,123,404	$1,057,165	$1,099,737	$1,099,737
5/31/18	$1,089,743	$1,061,115	$1,073,580	$1,073,580
6/30/18	$1,067,921	$1,063,093	$1,056,046	$1,056,046
7/31/18	$1,081,013	$1,063,384	$1,065,207	$1,065,207
8/31/18	$1,039,836	$1,066,652	$1,033,075	$1,033,074
9/30/18	$1,054,602	$1,062,572	$1,044,294	$1,044,295
10/31/18	$1,040,957	$1,060,496	$1,032,361	$1,032,362
11/30/18	$1,055,415	$1,065,684	$1,049,737	$1,049,737
12/31/18	$1,065,020	$1,081,078	$1,056,850	$1,056,850
1/31/19	$1,096,344	$1,092,528	$1,085,535	$1,085,535
2/28/19	$1,090,478	$1,093,841	$1,080,256	$1,080,256
3/31/19	$1,083,821	$1,113,432	$1,072,443	$1,072,443
4/30/19	$1,087,849	$1,114,096	$1,073,270	$1,073,270
5/31/19	$1,081,466	$1,130,127	$1,066,168	$1,066,168
6/30/19	$1,114,067	$1,145,973	$1,094,599	$1,094,600
7/31/19	$1,111,300	$1,154,991	$1,094,705	$1,094,705
8/31/19	$1,065,505	$1,181,184	$1,059,684	$1,059,684
9/30/19	$1,076,757	$1,175,711	$1,071,789	$1,071,790
10/31/19	$1,099,523	$1,173,681	$1,093,717	$1,093,717
11/30/19	$1,093,240	$1,172,304	$1,086,795	$1,086,795
12/31/19	$1,129,762	$1,169,901	$1,111,791	$1,111,791
1/31/20	$1,112,433	$1,191,013	$1,097,217	$1,097,217
2/29/20	$1,090,319	$1,205,590	$1,073,184	$1,073,184
3/31/20	$985,497	$1,186,827	$1,017,539	$1,017,539
4/30/20	$1,005,581	$1,206,040	$1,029,016	$1,029,016
5/31/20	$1,037,041	$1,209,459	$1,044,088	$1,044,088
6/30/20	$1,053,714	$1,215,495	$1,052,374	$1,052,374
7/31/20	$1,075,477	$1,228,777	$1,071,481	$1,071,481
8/31/20	$1,091,669	$1,219,873	$1,078,215	$1,078,216
9/30/20	$1,078,208	$1,224,329	$1,067,358	$1,067,358
10/31/20	$1,081,456	$1,224,418	$1,071,842	$1,071,842
11/30/20	$1,125,382	$1,231,405	$1,108,099	$1,108,099
12/31/20	$1,154,278	$1,235,188	$1,131,028	$1,131,028
1/31/21	$1,144,077	$1,228,563	$1,124,523	$1,124,523
2/28/21	$1,140,480	$1,209,452	$1,117,886	$1,117,887
3/31/21	$1,121,622	$1,204,687	$1,101,965	$1,101,965
4/30/21	$1,136,694	$1,207,836	$1,119,895	$1,119,895
5/31/21	$1,158,459	$1,210,532	$1,138,005	$1,138,005
6/30/21	$1,144,751	$1,216,436	$1,124,196	$1,124,196
7/31/21	$1,136,757	$1,231,555	$1,118,469	$1,118,468
8/31/21	$1,151,410	$1,229,087	$1,126,688	$1,126,688
9/30/21	$1,130,790	$1,217,483	$1,106,518	$1,106,518
10/31/21	$1,126,070	$1,214,299	$1,109,995	$1,109,995
11/30/21	$1,104,167	$1,222,961	$1,081,027	$1,081,027
12/31/21	$1,121,390	$1,218,001	$1,096,031	$1,096,031
1/31/22	$1,123,085	$1,198,865	$1,097,468	$1,097,468
2/28/22	$1,094,719	$1,182,918	$1,076,995	$1,076,994
3/31/22	$1,103,405	$1,157,419	$1,035,437	$1,035,438
4/30/22	$1,071,317	$1,126,312	$1,004,356	$1,004,356
5/31/22	$1,081,113	$1,124,762	$1,013,488	$1,013,488
6/30/22	$1,046,544	$1,107,692	$988,165	$988,165
7/31/22	$1,036,726	$1,135,906	$980,164	$980,163
8/31/22	$1,037,281	$1,106,252	$978,674	$978,674
9/30/22	$1,004,180	$1,070,739	$948,935	$948,935
10/31/22	$1,010,168	$1,067,074	$954,105	$954,105
11/30/22	$1,061,167	$1,094,267	$997,585	$997,585
12/31/22	$1,080,717	$1,081,352	$1,017,826	$1,017,826
1/31/23	$1,115,282	$1,106,259	$1,047,967	$1,047,967
2/28/23	$1,094,167	$1,088,614	$1,028,650	$1,028,651
3/31/23	$1,118,760	$1,112,753	$1,049,693	$1,049,693
4/30/23	$1,123,892	$1,118,482	$1,054,221	$1,054,221
5/31/23	$1,117,748	$1,114,079	$1,045,398	$1,045,398
6/30/23	$1,133,533	$1,113,414	$1,058,125	$1,058,125
7/31/23	$1,153,524	$1,113,774	$1,077,913	$1,077,913
8/31/23	$1,133,849	$1,112,375	$1,062,274	$1,062,274
9/30/23	$1,117,746	$1,093,192	$1,048,344	$1,048,344
10/31/23	$1,118,780	$1,085,430	$1,049,021	$1,049,021
11/30/23	$1,160,727	$1,122,750	$1,085,275	$1,085,275
12/31/23	$1,184,028	$1,158,631	$1,103,726	$1,103,727
1/31/24	$1,167,451	$1,156,360	$1,087,842	$1,087,842
2/29/24	$1,173,203	$1,148,426	$1,091,586	$1,091,587
3/31/24	$1,177,963	$1,158,782	$1,091,347	$1,091,347
4/30/24	$1,167,887	$1,140,124	$1,084,283	$1,084,283
5/31/24	$1,186,285	$1,150,213	$1,097,927	$1,097,927
6/30/24	$1,172,904	$1,160,193	$1,088,453	$1,088,453
7/31/24	$1,185,227	$1,182,607	$1,098,062	$1,098,063
8/31/24	$1,210,317	$1,195,560	$1,123,236	$1,123,235
9/30/24	$1,236,684	$1,209,433	$1,145,487	$1,145,487
10/31/24	$1,208,630	$1,193,067	$1,117,118	$1,117,118
11/30/24	$1,200,752	$1,207,238	$1,107,746	$1,107,746
12/31/24	$1,189,276	$1,197,974	$1,091,766	$1,091,766
1/31/25	$1,211,507	$1,202,615	$1,108,679	$1,108,679
2/28/25	$1,217,941	$1,217,096	$1,112,351	$1,112,351
3/31/25	$1,230,273	$1,212,017	$1,125,934	$1,125,934

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	4.44%	4.54%	2.09%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
J.P. Morgan Emerging Local Markets Index Plus (Unhedged)	3.17%	2.05%	1.19%
J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged)	3.17%	2.05%	1.19%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$586,160
# of Portfolio Holdings	1,480
Portfolio Turnover Rate	168%
Total Net Advisory Fees Paid During the Reporting Period	$2,301
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Brazil	18.3%
Mexico	6.6%
Israel	5.8%
United States	4.9%
Dominican Republic	4.2%
Supranational	3.4%
Philippines	3.0%
Peru	2.8%
Egypt	2.6%
Other Countries	18.8%
Short-Term Instruments	5.3%
Affiliated Investments	25.6%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(1.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.09% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PLMPX

PIMCO Emerging Markets Currency and Short-Term Investments Fund

Annual Shareholder Report |

March 31, 2025

PIMS1915TSRAR_033125

Institutional Class: PFSIX

PIMCO Emerging Markets Full Spectrum Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Emerging Markets Full Spectrum Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$10	0.10%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Turkish lira contributed to relative performance versus the 50% JPMorgan Global Bond Index Emerging Markets-Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Markets Bond Index Diversified (“Index”), as the currency generated positive returns from interest.

  Overweight exposure to the Egyptian pound contributed to relative performance versus the Index, as the currency generated positive returns from interest.

  Overweight exposure to the Brazilian real detracted from relative performance versus the Index, as the currency depreciated.

  Overweight exposure to the Mexican peso detracted from relative performance versus the Index, as the currency depreciated.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,029,006	$994,409	$1,023,988
5/31/15	$1,020,407	$990,287	$1,010,830
6/30/15	$1,004,149	$978,046	$997,264
7/31/15	$977,701	$987,733	$985,588
8/31/15	$939,210	$985,063	$952,241
9/30/15	$903,238	$990,905	$931,690
10/31/15	$939,066	$994,119	$966,133
11/30/15	$925,924	$994,576	$953,903
12/31/15	$901,364	$991,885	$936,373
1/31/16	$895,292	$1,006,395	$936,854
2/29/16	$905,491	$1,016,068	$950,865
3/31/16	$967,582	$1,024,433	$1,010,306
4/30/16	$995,592	$1,026,173	$1,032,947
5/31/16	$966,780	$1,030,510	$1,004,487
6/30/16	$1,011,173	$1,050,127	$1,048,317
7/31/16	$1,022,161	$1,056,401	$1,060,006
8/31/16	$1,032,080	$1,055,863	$1,068,541
9/30/16	$1,045,339	$1,055,737	$1,080,506
10/31/16	$1,042,490	$1,045,500	$1,071,952
11/30/16	$989,558	$1,028,232	$1,017,188
12/31/16	$1,009,651	$1,031,050	$1,032,443
1/31/17	$1,028,934	$1,027,295	$1,051,056
2/28/17	$1,051,289	$1,036,089	$1,069,945
3/31/17	$1,066,992	$1,035,611	$1,084,053
4/30/17	$1,081,515	$1,042,634	$1,097,895
5/31/17	$1,091,856	$1,048,720	$1,112,595
6/30/17	$1,092,534	$1,045,784	$1,114,986
7/31/17	$1,110,395	$1,049,222	$1,130,590
8/31/17	$1,127,442	$1,058,784	$1,148,334
9/30/17	$1,127,432	$1,053,896	$1,147,222
10/31/17	$1,112,121	$1,058,341	$1,132,488
11/30/17	$1,117,998	$1,059,981	$1,141,206
12/31/17	$1,133,873	$1,062,350	$1,155,231
1/31/18	$1,163,342	$1,054,766	$1,180,679
2/28/18	$1,153,999	$1,052,388	$1,165,658
3/31/18	$1,161,199	$1,061,113	$1,171,947
4/30/18	$1,136,721	$1,057,165	$1,148,198
5/31/18	$1,097,446	$1,061,115	$1,114,389
6/30/18	$1,073,929	$1,063,093	$1,094,638
7/31/18	$1,094,855	$1,063,384	$1,114,787
8/31/18	$1,048,967	$1,066,652	$1,072,715
9/30/18	$1,069,473	$1,062,572	$1,093,880
10/31/18	$1,051,757	$1,060,496	$1,075,283
11/30/18	$1,063,021	$1,065,684	$1,088,750
12/31/18	$1,074,033	$1,081,078	$1,102,045
1/31/19	$1,123,036	$1,092,528	$1,152,063
2/28/19	$1,123,058	$1,093,841	$1,150,860
3/31/19	$1,123,670	$1,113,432	$1,151,108
4/30/19	$1,125,562	$1,114,096	$1,152,850
5/31/19	$1,132,664	$1,130,127	$1,157,632
6/30/19	$1,183,256	$1,145,973	$1,204,823
7/31/19	$1,196,187	$1,154,991	$1,216,895
8/31/19	$1,171,730	$1,181,184	$1,203,516
9/30/19	$1,182,902	$1,175,711	$1,209,902
10/31/19	$1,204,534	$1,173,681	$1,231,042
11/30/19	$1,196,375	$1,172,304	$1,220,435
12/31/19	$1,236,910	$1,169,901	$1,254,150
1/31/20	$1,240,742	$1,191,013	$1,256,089
2/29/20	$1,216,190	$1,205,590	$1,232,020
3/31/20	$1,044,405	$1,186,827	$1,090,385
4/30/20	$1,086,136	$1,206,040	$1,130,288
5/31/20	$1,149,235	$1,209,459	$1,186,509
6/30/20	$1,169,606	$1,215,495	$1,205,829
7/31/20	$1,205,210	$1,228,777	$1,241,966
8/31/20	$1,212,411	$1,219,873	$1,243,664
9/30/20	$1,191,913	$1,224,329	$1,224,313
10/31/20	$1,195,018	$1,224,418	$1,227,448
11/30/20	$1,252,916	$1,231,405	$1,280,818
12/31/20	$1,290,244	$1,235,188	$1,312,961
1/31/21	$1,276,206	$1,228,563	$1,301,558
2/28/21	$1,253,509	$1,209,452	$1,275,015
3/31/21	$1,227,424	$1,204,687	$1,250,092
4/30/21	$1,248,886	$1,207,836	$1,272,431
5/31/21	$1,266,401	$1,210,532	$1,293,721
6/30/21	$1,267,098	$1,216,436	$1,291,230
7/31/21	$1,264,455	$1,231,555	$1,290,859
8/31/21	$1,277,269	$1,229,087	$1,300,713
9/30/21	$1,246,637	$1,217,483	$1,269,631
10/31/21	$1,228,559	$1,214,299	$1,259,938
11/30/21	$1,210,230	$1,222,961	$1,236,132
12/31/21	$1,224,112	$1,218,001	$1,251,461
1/31/22	$1,206,551	$1,198,865	$1,237,062
2/28/22	$1,141,322	$1,182,918	$1,173,693
3/31/22	$1,130,655	$1,157,419	$1,153,063
4/30/22	$1,080,600	$1,126,312	$1,096,239
5/31/22	$1,085,603	$1,124,762	$1,104,751
6/30/22	$1,033,449	$1,107,692	$1,055,653
7/31/22	$1,051,285	$1,135,906	$1,069,075
8/31/22	$1,053,194	$1,106,252	$1,065,702
9/30/22	$1,004,911	$1,070,739	$1,012,684
10/31/22	$1,003,418	$1,067,074	$1,003,151
11/30/22	$1,069,623	$1,094,267	$1,069,983
12/31/22	$1,087,382	$1,081,352	$1,086,735
1/31/23	$1,128,229	$1,106,259	$1,126,648
2/28/23	$1,099,689	$1,088,614	$1,097,584
3/31/23	$1,124,767	$1,112,753	$1,126,203
4/30/23	$1,131,394	$1,118,482	$1,135,015
5/31/23	$1,118,020	$1,114,079	$1,121,593
6/30/23	$1,147,186	$1,113,414	$1,148,301
7/31/23	$1,167,206	$1,113,774	$1,172,127
8/31/23	$1,145,733	$1,112,375	$1,150,829
9/30/23	$1,117,613	$1,093,192	$1,120,924
10/31/23	$1,109,899	$1,085,430	$1,110,276
11/30/23	$1,165,805	$1,122,750	$1,165,943
12/31/23	$1,214,338	$1,158,631	$1,207,633
1/31/24	$1,204,262	$1,156,360	$1,196,640
2/29/24	$1,206,117	$1,148,426	$1,197,260
3/31/24	$1,217,866	$1,158,782	$1,205,582
4/30/24	$1,194,457	$1,140,124	$1,183,795
5/31/24	$1,217,009	$1,150,213	$1,203,181
6/30/24	$1,210,575	$1,160,193	$1,201,377
7/31/24	$1,237,736	$1,182,607	$1,225,053
8/31/24	$1,267,630	$1,195,560	$1,256,222
9/30/24	$1,301,247	$1,209,433	$1,287,171
10/31/24	$1,259,335	$1,193,067	$1,248,633
11/30/24	$1,264,646	$1,207,238	$1,250,599
12/31/24	$1,249,082	$1,197,974	$1,232,023
1/31/25	$1,273,522	$1,202,615	$1,250,906
2/28/25	$1,293,037	$1,217,096	$1,264,907
3/31/25	$1,298,434	$1,212,017	$1,273,272

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.62%	4.45%	2.65%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Supplemental IndexFootnote Reference1	5.61%	3.15%	2.45%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 50% JPMorgan Global Bond Index Emerging Markets-Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Market Bond Index Diversified.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$184,367
# of Portfolio Holdings	23
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	3.6%
Cayman Islands	0.4%
Peru	0.3%
Short-Term Instruments	0.3%
Affiliated Investments	98.5%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(3.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Emerging Markets Local Currency and Bond Fund	48.1%
PIMCO Emerging Markets Corporate Bond Fund	23.7%
PIMCO Emerging Markets Bond Fund	23.6%
Uniform Mortgage-Backed Security, TBA, 5.500% due 05/01/2055	1.1%
Uniform Mortgage-Backed Security, TBA, 5.000% due 04/01/2055	0.9%
Uniform Mortgage-Backed Security, TBA, 4.500% due 05/01/2055	0.8%
Uniform Mortgage-Backed Security, TBA, 4.000% due 05/01/2055	0.8%
Peru Government International Bond(Peru), 6.950% due 08/12/2031	0.3%
Poinsettia Finance Ltd., 6.625% due 06/17/2031	0.3%
CIFI Holdings Group Co. Ltd., 4.375% due 04/12/2027	0.0%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.19% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds and it includes an increase in waiver by 0.05%.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFSIX

PIMCO Emerging Markets Full Spectrum Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS2078TSRAR_033125

Class A: PELAX

PIMCO Emerging Markets Local Currency and Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$205	2.00%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Turkish lira contributed to relative performance versus the J.P. Morgan Global Bond Index-Emerging Markets Global Diversified Index (“Index”), as the currency generated positive returns from interest.

  Overweight exposure to Peruvian local duration contributed to relative performance, as local rates fell.

  Underweight exposure to the Chinese yuan offshore detracted from relative performance, as the currency appreciated from March 31, 2024 to September 30, 2024.

  Overweight exposure to the Brazilian real detracted from relative performance, as the currency depreciated.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
3/31/15	$9,623	$10,000	$10,000
4/30/15	$9,903	$9,944	$10,292
5/31/15	$9,698	$9,903	$10,026
6/30/15	$9,564	$9,780	$9,904
7/31/15	$9,255	$9,877	$9,650
8/31/15	$8,793	$9,851	$9,131
9/30/15	$8,417	$9,909	$8,860
10/31/15	$8,770	$9,941	$9,261
11/30/15	$8,588	$9,946	$9,061
12/31/15	$8,349	$9,919	$8,859
1/31/16	$8,328	$10,064	$8,890
2/29/16	$8,410	$10,161	$9,018
3/31/16	$9,168	$10,244	$9,835
4/30/16	$9,501	$10,262	$10,088
5/31/16	$8,968	$10,305	$9,540
6/30/16	$9,521	$10,501	$10,101
7/31/16	$9,550	$10,564	$10,162
8/31/16	$9,580	$10,559	$10,166
9/30/16	$9,769	$10,557	$10,372
10/31/16	$9,716	$10,455	$10,284
11/30/16	$8,993	$10,282	$9,561
12/31/16	$9,195	$10,311	$9,740
1/31/17	$9,419	$10,273	$9,959
2/28/17	$9,619	$10,361	$10,139
3/31/17	$9,881	$10,356	$10,373
4/30/17	$10,005	$10,426	$10,494
5/31/17	$10,145	$10,487	$10,700
6/30/17	$10,178	$10,458	$10,749
7/31/17	$10,400	$10,492	$10,972
8/31/17	$10,558	$10,588	$11,169
9/30/17	$10,527	$10,539	$11,131
10/31/17	$10,222	$10,583	$10,817
11/30/17	$10,363	$10,600	$10,999
12/31/17	$10,569	$10,624	$11,222
1/31/18	$11,061	$10,548	$11,724
2/28/18	$11,019	$10,524	$11,602
3/31/18	$11,123	$10,611	$11,720
4/30/18	$10,781	$10,572	$11,374
5/31/18	$10,163	$10,611	$10,808
6/30/18	$9,835	$10,631	$10,499
7/31/18	$10,025	$10,634	$10,698
8/31/18	$9,376	$10,667	$10,047
9/30/18	$9,590	$10,626	$10,307
10/31/18	$9,389	$10,605	$10,105
11/30/18	$9,658	$10,657	$10,389
12/31/18	$9,734	$10,811	$10,525
1/31/19	$10,299	$10,925	$11,099
2/28/19	$10,193	$10,938	$10,978
3/31/19	$10,079	$11,134	$10,832
4/30/19	$10,070	$11,141	$10,813
5/31/19	$10,157	$11,301	$10,845
6/30/19	$10,755	$11,460	$11,442
7/31/19	$10,886	$11,550	$11,549
8/31/19	$10,508	$11,812	$11,244
9/30/19	$10,663	$11,757	$11,352
10/31/19	$10,959	$11,737	$11,681
11/30/19	$10,818	$11,723	$11,468
12/31/19	$11,361	$11,699	$11,943
1/31/20	$11,244	$11,910	$11,789
2/29/20	$10,861	$12,056	$11,387
3/31/20	$9,087	$11,868	$10,126
4/30/20	$9,558	$12,060	$10,523
5/31/20	$10,234	$12,095	$11,068
6/30/20	$10,275	$12,155	$11,120
7/31/20	$10,639	$12,288	$11,456
8/31/20	$10,661	$12,199	$11,418
9/30/20	$10,425	$12,243	$11,188
10/31/20	$10,500	$12,244	$11,235
11/30/20	$11,131	$12,314	$11,852
12/31/20	$11,558	$12,352	$12,264
1/31/21	$11,422	$12,286	$12,133
2/28/21	$11,148	$12,095	$11,808
3/31/21	$10,764	$12,047	$11,445
4/30/21	$10,993	$12,078	$11,704
5/31/21	$11,268	$12,105	$11,996
6/30/21	$11,139	$12,164	$11,850
7/31/21	$11,082	$12,316	$11,799
8/31/21	$11,189	$12,291	$11,890
9/30/21	$10,832	$12,175	$11,482
10/31/21	$10,653	$12,143	$11,330
11/30/21	$10,469	$12,230	$11,020
12/31/21	$10,616	$12,180	$11,191
1/31/22	$10,637	$11,989	$11,191
2/28/22	$10,111	$11,829	$10,631
3/31/22	$10,082	$11,574	$10,468
4/30/22	$9,549	$11,263	$9,838
5/31/22	$9,715	$11,248	$10,011
6/30/22	$9,251	$11,077	$9,565
7/31/22	$9,405	$11,359	$9,593
8/31/22	$9,487	$11,063	$9,580
9/30/22	$9,038	$10,707	$9,113
10/31/22	$9,088	$10,671	$9,033
11/30/22	$9,716	$10,943	$9,675
12/31/22	$9,898	$10,814	$9,884
1/31/23	$10,362	$11,063	$10,308
2/28/23	$10,007	$10,886	$9,982
3/31/23	$10,442	$11,128	$10,394
4/30/23	$10,555	$11,185	$10,483
5/31/23	$10,402	$11,141	$10,318
6/30/23	$10,801	$11,134	$10,654
7/31/23	$11,099	$11,138	$10,961
8/31/23	$10,770	$11,124	$10,666
9/30/23	$10,393	$10,932	$10,307
10/31/23	$10,346	$10,854	$10,253
11/30/23	$10,918	$11,228	$10,793
12/31/23	$11,403	$11,586	$11,139
1/31/24	$11,223	$11,564	$10,969
2/29/24	$11,233	$11,484	$10,906
3/31/24	$11,265	$11,588	$10,903
4/30/24	$11,019	$11,401	$10,670
5/31/24	$11,233	$11,502	$10,843
6/30/24	$11,030	$11,602	$10,725
7/31/24	$11,294	$11,826	$10,969
8/31/24	$11,658	$11,956	$11,306
9/30/24	$12,059	$12,094	$11,690
10/31/24	$11,494	$11,931	$11,151
11/30/24	$11,461	$12,072	$11,087
12/31/24	$11,268	$11,980	$10,874
1/31/25	$11,560	$12,026	$11,097
2/28/25	$11,664	$12,171	$11,170
3/31/25	$11,813	$12,120	$11,342

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.86%	5.39%	2.07%
Class A (including sales charge)	0.91%	4.59%	1.68%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	4.03%	2.30%	1.27%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,404,514
# of Portfolio Holdings	1,773
Portfolio Turnover Rate	212%
Total Net Advisory Fees Paid During the Reporting Period	$6,013
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	11.4%
United States	11.2%
South Africa	8.4%
Malaysia	7.6%
Poland	6.6%
Peru	6.6%
Brazil	5.9%
Dominican Republic	5.6%
Philippines	5.3%
Czech Republic	3.9%
Other Countries	33.3%
Short-Term Instruments	2.2%
Affiliated Investments	5.7%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(14.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.42% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PELAX

PIMCO Emerging Markets Local Currency and Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS4032TSRAR_033125

Class C: PELCX

PIMCO Emerging Markets Local Currency and Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$281	2.75%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Turkish lira contributed to relative performance versus the J.P. Morgan Global Bond Index-Emerging Markets Global Diversified Index (“Index”), as the currency generated positive returns from interest.

  Overweight exposure to Peruvian local duration contributed to relative performance, as local rates fell.

  Underweight exposure to the Chinese yuan offshore detracted from relative performance, as the currency appreciated from March 31, 2024 to September 30, 2024.

  Overweight exposure to the Brazilian real detracted from relative performance, as the currency depreciated.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,284	$9,944	$10,292
5/31/15	$10,065	$9,903	$10,026
6/30/15	$9,919	$9,780	$9,904
7/31/15	$9,593	$9,877	$9,650
8/31/15	$9,108	$9,851	$9,131
9/30/15	$8,713	$9,909	$8,860
10/31/15	$9,073	$9,941	$9,261
11/30/15	$8,879	$9,946	$9,061
12/31/15	$8,626	$9,919	$8,859
1/31/16	$8,599	$10,064	$8,890
2/29/16	$8,678	$10,161	$9,018
3/31/16	$9,455	$10,244	$9,835
4/30/16	$9,793	$10,262	$10,088
5/31/16	$9,238	$10,305	$9,540
6/30/16	$9,802	$10,501	$10,101
7/31/16	$9,825	$10,564	$10,162
8/31/16	$9,849	$10,559	$10,166
9/30/16	$10,037	$10,557	$10,372
10/31/16	$9,977	$10,455	$10,284
11/30/16	$9,229	$10,282	$9,561
12/31/16	$9,429	$10,311	$9,740
1/31/17	$9,654	$10,273	$9,959
2/28/17	$9,853	$10,361	$10,139
3/31/17	$10,114	$10,356	$10,373
4/30/17	$10,235	$10,426	$10,494
5/31/17	$10,372	$10,487	$10,700
6/30/17	$10,399	$10,458	$10,749
7/31/17	$10,620	$10,492	$10,972
8/31/17	$10,774	$10,588	$11,169
9/30/17	$10,736	$10,539	$11,131
10/31/17	$10,418	$10,583	$10,817
11/30/17	$10,556	$10,600	$10,999
12/31/17	$10,758	$10,624	$11,222
1/31/18	$11,253	$10,548	$11,724
2/28/18	$11,203	$10,524	$11,602
3/31/18	$11,301	$10,611	$11,720
4/30/18	$10,947	$10,572	$11,374
5/31/18	$10,313	$10,611	$10,808
6/30/18	$9,974	$10,631	$10,499
7/31/18	$10,160	$10,634	$10,698
8/31/18	$9,496	$10,667	$10,047
9/30/18	$9,707	$10,626	$10,307
10/31/18	$9,497	$10,605	$10,105
11/30/18	$9,764	$10,657	$10,389
12/31/18	$9,835	$10,811	$10,525
1/31/19	$10,399	$10,925	$11,099
2/28/19	$10,286	$10,938	$10,978
3/31/19	$10,165	$11,134	$10,832
4/30/19	$10,150	$11,141	$10,813
5/31/19	$10,230	$11,301	$10,845
6/30/19	$10,826	$11,460	$11,442
7/31/19	$10,951	$11,550	$11,549
8/31/19	$10,564	$11,812	$11,244
9/30/19	$10,713	$11,757	$11,352
10/31/19	$11,004	$11,737	$11,681
11/30/19	$10,856	$11,723	$11,468
12/31/19	$11,393	$11,699	$11,943
1/31/20	$11,268	$11,910	$11,789
2/29/20	$10,878	$12,056	$11,387
3/31/20	$9,096	$11,868	$10,126
4/30/20	$9,561	$12,060	$10,523
5/31/20	$10,231	$12,095	$11,068
6/30/20	$10,265	$12,155	$11,120
7/31/20	$10,622	$12,288	$11,456
8/31/20	$10,637	$12,199	$11,418
9/30/20	$10,395	$12,243	$11,188
10/31/20	$10,464	$12,244	$11,235
11/30/20	$11,086	$12,314	$11,852
12/31/20	$11,503	$12,352	$12,264
1/31/21	$11,362	$12,286	$12,133
2/28/21	$11,082	$12,095	$11,808
3/31/21	$10,694	$12,047	$11,445
4/30/21	$10,914	$12,078	$11,704
5/31/21	$11,180	$12,105	$11,996
6/30/21	$11,045	$12,164	$11,850
7/31/21	$10,982	$12,316	$11,799
8/31/21	$11,081	$12,291	$11,890
9/30/21	$10,720	$12,175	$11,482
10/31/21	$10,537	$12,143	$11,330
11/30/21	$10,349	$12,230	$11,020
12/31/21	$10,487	$12,180	$11,191
1/31/22	$10,501	$11,989	$11,191
2/28/22	$9,975	$11,829	$10,631
3/31/22	$9,941	$11,574	$10,468
4/30/22	$9,409	$11,263	$9,838
5/31/22	$9,567	$11,248	$10,011
6/30/22	$9,104	$11,077	$9,565
7/31/22	$9,250	$11,359	$9,593
8/31/22	$9,324	$11,063	$9,580
9/30/22	$8,877	$10,707	$9,113
10/31/22	$8,921	$10,671	$9,033
11/30/22	$9,532	$10,943	$9,675
12/31/22	$9,704	$10,814	$9,884
1/31/23	$10,153	$11,063	$10,308
2/28/23	$9,799	$10,886	$9,982
3/31/23	$10,219	$11,128	$10,394
4/30/23	$10,323	$11,185	$10,483
5/31/23	$10,168	$11,141	$10,318
6/30/23	$10,551	$11,134	$10,654
7/31/23	$10,835	$11,138	$10,961
8/31/23	$10,507	$11,124	$10,666
9/30/23	$10,133	$10,932	$10,307
10/31/23	$10,081	$10,854	$10,253
11/30/23	$10,632	$11,228	$10,793
12/31/23	$11,097	$11,586	$11,139
1/31/24	$10,915	$11,564	$10,969
2/29/24	$10,918	$11,484	$10,906
3/31/24	$10,943	$11,588	$10,903
4/30/24	$10,697	$11,401	$10,670
5/31/24	$10,897	$11,502	$10,843
6/30/24	$10,695	$11,602	$10,725
7/31/24	$10,943	$11,826	$10,969
8/31/24	$11,289	$11,956	$11,306
9/30/24	$11,671	$12,094	$11,690
10/31/24	$11,116	$11,931	$11,151
11/30/24	$11,078	$12,072	$11,087
12/31/24	$10,884	$11,980	$10,874
1/31/25	$11,158	$12,026	$11,097
2/28/25	$11,253	$12,171	$11,170
3/31/25	$11,390	$12,120	$11,342

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	4.08%	4.60%	1.31%
Class C (including sales charge)	3.10%	4.60%	1.31%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	4.03%	2.30%	1.27%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,404,514
# of Portfolio Holdings	1,773
Portfolio Turnover Rate	212%
Total Net Advisory Fees Paid During the Reporting Period	$6,013
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	11.4%
United States	11.2%
South Africa	8.4%
Malaysia	7.6%
Poland	6.6%
Peru	6.6%
Brazil	5.9%
Dominican Republic	5.6%
Philippines	5.3%
Czech Republic	3.9%
Other Countries	33.3%
Short-Term Instruments	2.2%
Affiliated Investments	5.7%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(14.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.42% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PELCX

PIMCO Emerging Markets Local Currency and Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS4232TSRAR_033125

I-3: PELNX

PIMCO Emerging Markets Local Currency and Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$179	1.75%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Turkish lira contributed to relative performance versus the J.P. Morgan Global Bond Index-Emerging Markets Global Diversified Index (“Index”), as the currency generated positive returns from interest.

  Overweight exposure to Peruvian local duration contributed to relative performance, as local rates fell.

  Underweight exposure to the Chinese yuan offshore detracted from relative performance, as the currency appreciated from March 31, 2024 to September 30, 2024.

  Overweight exposure to the Brazilian real detracted from relative performance, as the currency depreciated.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,029,277	$994,409	$1,029,185
5/31/15	$1,008,257	$990,287	$1,002,645
6/30/15	$994,540	$978,046	$990,437
7/31/15	$962,755	$987,733	$965,042
8/31/15	$914,828	$985,063	$913,135
9/30/15	$875,923	$990,905	$886,025
10/31/15	$912,936	$994,119	$926,134
11/30/15	$894,224	$994,576	$906,108
12/31/15	$869,613	$991,885	$885,916
1/31/16	$867,549	$1,006,395	$888,994
2/29/16	$876,306	$1,016,068	$901,829
3/31/16	$955,555	$1,024,433	$983,503
4/30/16	$990,541	$1,026,173	$1,008,803
5/31/16	$935,222	$1,030,510	$953,955
6/30/16	$993,090	$1,050,127	$1,010,119
7/31/16	$996,366	$1,056,401	$1,016,199
8/31/16	$999,703	$1,055,863	$1,016,607
9/30/16	$1,019,766	$1,055,737	$1,037,175
10/31/16	$1,014,414	$1,045,500	$1,028,406
11/30/16	$939,143	$1,028,232	$956,093
12/31/16	$960,405	$1,031,050	$973,988
1/31/17	$984,043	$1,027,295	$995,920
2/28/17	$1,005,116	$1,036,089	$1,013,866
3/31/17	$1,032,671	$1,035,611	$1,037,313
4/30/17	$1,045,833	$1,042,634	$1,049,429
5/31/17	$1,060,713	$1,048,720	$1,070,002
6/30/17	$1,064,443	$1,045,784	$1,074,900
7/31/17	$1,087,885	$1,049,222	$1,097,193
8/31/17	$1,104,603	$1,058,784	$1,116,867
9/30/17	$1,101,626	$1,053,896	$1,113,074
10/31/17	$1,069,921	$1,058,341	$1,081,698
11/30/17	$1,084,894	$1,059,981	$1,099,923
12/31/17	$1,106,652	$1,062,350	$1,122,160
1/31/18	$1,158,476	$1,054,766	$1,172,420
2/28/18	$1,154,274	$1,052,388	$1,160,179
3/31/18	$1,165,389	$1,061,113	$1,172,027
4/30/18	$1,129,787	$1,057,165	$1,137,370
5/31/18	$1,065,279	$1,061,115	$1,080,762
6/30/18	$1,031,242	$1,063,093	$1,049,881
7/31/18	$1,051,299	$1,063,384	$1,069,777
8/31/18	$983,481	$1,066,652	$1,004,669
9/30/18	$1,006,124	$1,062,572	$1,030,719
10/31/18	$985,212	$1,060,496	$1,010,525
11/30/18	$1,013,722	$1,065,684	$1,038,896
12/31/18	$1,021,944	$1,081,078	$1,052,462
1/31/19	$1,081,481	$1,092,528	$1,109,898
2/28/19	$1,070,569	$1,093,841	$1,097,766
3/31/19	$1,058,832	$1,113,432	$1,083,200
4/30/19	$1,058,115	$1,114,096	$1,081,300
5/31/19	$1,067,429	$1,130,127	$1,084,497
6/30/19	$1,130,511	$1,145,973	$1,144,247
7/31/19	$1,144,558	$1,154,991	$1,154,859
8/31/19	$1,105,108	$1,181,184	$1,124,370
9/30/19	$1,121,545	$1,175,711	$1,135,180
10/31/19	$1,152,923	$1,173,681	$1,168,071
11/30/19	$1,138,398	$1,172,304	$1,146,842
12/31/19	$1,195,747	$1,169,901	$1,194,253
1/31/20	$1,183,677	$1,191,013	$1,178,885
2/29/20	$1,143,581	$1,205,590	$1,138,689
3/31/20	$957,037	$1,186,827	$1,012,581
4/30/20	$1,006,780	$1,206,040	$1,052,279
5/31/20	$1,078,274	$1,209,459	$1,106,765
6/30/20	$1,082,769	$1,215,495	$1,111,974
7/31/20	$1,121,416	$1,228,777	$1,145,550
8/31/20	$1,123,893	$1,219,873	$1,141,791
9/30/20	$1,099,254	$1,224,329	$1,118,770
10/31/20	$1,107,492	$1,224,418	$1,123,536
11/30/20	$1,174,180	$1,231,405	$1,185,195
12/31/20	$1,219,567	$1,235,188	$1,226,423
1/31/21	$1,205,459	$1,228,563	$1,213,275
2/28/21	$1,176,796	$1,209,452	$1,180,766
3/31/21	$1,136,492	$1,204,687	$1,144,519
4/30/21	$1,160,919	$1,207,836	$1,170,379
5/31/21	$1,190,186	$1,210,532	$1,199,580
6/30/21	$1,176,743	$1,216,436	$1,185,008
7/31/21	$1,171,066	$1,231,555	$1,179,944
8/31/21	$1,182,557	$1,229,087	$1,189,038
9/30/21	$1,145,093	$1,217,483	$1,148,237
10/31/21	$1,126,416	$1,214,299	$1,132,988
11/30/21	$1,107,235	$1,222,961	$1,101,997
12/31/21	$1,123,021	$1,218,001	$1,119,144
1/31/22	$1,125,401	$1,198,865	$1,119,085
2/28/22	$1,069,961	$1,182,918	$1,063,125
3/31/22	$1,067,181	$1,157,419	$1,046,842
4/30/22	$1,010,930	$1,126,312	$983,757
5/31/22	$1,028,715	$1,124,762	$1,001,101
6/30/22	$979,829	$1,107,692	$956,524
7/31/22	$996,271	$1,135,906	$959,325
8/31/22	$1,005,163	$1,106,252	$957,978
9/30/22	$957,801	$1,070,739	$911,322
10/31/22	$963,319	$1,067,074	$903,282
11/30/22	$1,030,044	$1,094,267	$967,475
12/31/22	$1,049,645	$1,081,352	$988,370
1/31/23	$1,099,127	$1,106,259	$1,030,798
2/28/23	$1,061,620	$1,088,614	$998,180
3/31/23	$1,108,055	$1,112,753	$1,039,355
4/30/23	$1,120,252	$1,118,482	$1,048,315
5/31/23	$1,104,282	$1,114,079	$1,031,763
6/30/23	$1,146,893	$1,113,414	$1,065,397
7/31/23	$1,178,709	$1,113,774	$1,096,053
8/31/23	$1,144,016	$1,112,375	$1,066,603
9/30/23	$1,104,241	$1,093,192	$1,030,693
10/31/23	$1,099,488	$1,085,430	$1,025,267
11/30/23	$1,160,505	$1,122,750	$1,079,289
12/31/23	$1,212,229	$1,158,631	$1,113,904
1/31/24	$1,193,370	$1,156,360	$1,096,940
2/29/24	$1,194,667	$1,148,426	$1,090,647
3/31/24	$1,198,393	$1,158,782	$1,090,339
4/30/24	$1,172,383	$1,140,124	$1,067,040
5/31/24	$1,195,434	$1,150,213	$1,084,255
6/30/24	$1,174,107	$1,160,193	$1,072,543
7/31/24	$1,202,445	$1,182,607	$1,096,940
8/31/24	$1,241,506	$1,195,560	$1,130,620
9/30/24	$1,284,462	$1,209,433	$1,169,001
10/31/24	$1,224,466	$1,193,067	$1,115,056
11/30/24	$1,221,287	$1,207,238	$1,108,729
12/31/24	$1,200,996	$1,197,974	$1,087,374
1/31/25	$1,232,304	$1,202,615	$1,109,681
2/28/25	$1,243,711	$1,217,096	$1,116,982
3/31/25	$1,259,807	$1,212,017	$1,134,248

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	5.12%	5.65%	2.34%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	4.03%	2.30%	1.27%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,404,514
# of Portfolio Holdings	1,773
Portfolio Turnover Rate	212%
Total Net Advisory Fees Paid During the Reporting Period	$6,013
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	11.4%
United States	11.2%
South Africa	8.4%
Malaysia	7.6%
Poland	6.6%
Peru	6.6%
Brazil	5.9%
Dominican Republic	5.6%
Philippines	5.3%
Czech Republic	3.9%
Other Countries	33.3%
Short-Term Instruments	2.2%
Affiliated Investments	5.7%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(14.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.42% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PELNX

PIMCO Emerging Markets Local Currency and Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS2179TSRAR_033125

Institutional Class: PELBX

PIMCO Emerging Markets Local Currency and Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$164	1.60%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Turkish lira contributed to relative performance versus the J.P. Morgan Global Bond Index-Emerging Markets Global Diversified Index (“Index”), as the currency generated positive returns from interest.

  Overweight exposure to Peruvian local duration contributed to relative performance, as local rates fell.

  Underweight exposure to the Chinese yuan offshore detracted from relative performance, as the currency appreciated from March 31, 2024 to September 30, 2024.

  Overweight exposure to the Brazilian real detracted from relative performance, as the currency depreciated.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,029,403	$994,409	$1,029,185
5/31/15	$1,008,511	$990,287	$1,002,645
6/30/15	$994,913	$978,046	$990,437
7/31/15	$963,241	$987,733	$965,042
8/31/15	$915,408	$985,063	$913,135
9/30/15	$876,588	$990,905	$886,025
10/31/15	$913,745	$994,119	$926,134
11/30/15	$895,129	$994,576	$906,108
12/31/15	$870,604	$991,885	$885,916
1/31/16	$868,647	$1,006,395	$888,994
2/29/16	$877,518	$1,016,068	$901,829
3/31/16	$956,994	$1,024,433	$983,503
4/30/16	$992,151	$1,026,173	$1,008,803
5/31/16	$936,863	$1,030,510	$953,955
6/30/16	$994,951	$1,050,127	$1,010,119
7/31/16	$998,360	$1,056,401	$1,016,199
8/31/16	$1,001,832	$1,055,863	$1,016,607
9/30/16	$1,022,062	$1,055,737	$1,037,175
10/31/16	$1,016,828	$1,045,500	$1,028,406
11/30/16	$941,496	$1,028,232	$956,093
12/31/16	$962,932	$1,031,050	$973,988
1/31/17	$986,755	$1,027,295	$995,920
2/28/17	$1,008,002	$1,036,089	$1,013,866
3/31/17	$1,035,766	$1,035,611	$1,037,313
4/30/17	$1,049,095	$1,042,634	$1,049,429
5/31/17	$1,064,156	$1,048,720	$1,070,002
6/30/17	$1,068,030	$1,045,784	$1,074,900
7/31/17	$1,091,687	$1,049,222	$1,097,193
8/31/17	$1,108,603	$1,058,784	$1,116,867
9/30/17	$1,105,753	$1,053,896	$1,113,074
10/31/17	$1,074,068	$1,058,341	$1,081,698
11/30/17	$1,089,231	$1,059,981	$1,099,923
12/31/17	$1,111,216	$1,062,350	$1,122,160
1/31/18	$1,163,399	$1,054,766	$1,172,420
2/28/18	$1,159,313	$1,052,388	$1,160,179
3/31/18	$1,170,624	$1,061,113	$1,172,027
4/30/18	$1,134,996	$1,057,165	$1,137,370
5/31/18	$1,070,281	$1,061,115	$1,080,762
6/30/18	$1,036,174	$1,063,093	$1,049,881
7/31/18	$1,056,456	$1,063,384	$1,069,777
8/31/18	$988,443	$1,066,652	$1,004,669
9/30/18	$1,011,310	$1,062,572	$1,030,719
10/31/18	$990,417	$1,060,496	$1,010,525
11/30/18	$1,019,210	$1,065,684	$1,038,896
12/31/18	$1,027,600	$1,081,078	$1,052,462
1/31/19	$1,087,572	$1,092,528	$1,109,898
2/28/19	$1,076,720	$1,093,841	$1,097,766
3/31/19	$1,065,049	$1,113,432	$1,083,200
4/30/19	$1,064,454	$1,114,096	$1,081,300
5/31/19	$1,073,960	$1,130,127	$1,084,497
6/30/19	$1,137,553	$1,145,973	$1,144,247
7/31/19	$1,151,833	$1,154,991	$1,154,859
8/31/19	$1,112,282	$1,181,184	$1,124,370
9/30/19	$1,128,955	$1,175,711	$1,135,180
10/31/19	$1,160,683	$1,173,681	$1,168,071
11/30/19	$1,146,203	$1,172,304	$1,146,842
12/31/19	$1,204,092	$1,169,901	$1,194,253
1/31/20	$1,192,090	$1,191,013	$1,178,885
2/29/20	$1,151,846	$1,205,590	$1,138,689
3/31/20	$964,081	$1,186,827	$1,012,581
4/30/20	$1,014,318	$1,206,040	$1,052,279
5/31/20	$1,086,479	$1,209,459	$1,106,765
6/30/20	$1,091,143	$1,215,495	$1,111,974
7/31/20	$1,130,238	$1,228,777	$1,145,550
8/31/20	$1,132,868	$1,219,873	$1,141,791
9/30/20	$1,108,170	$1,224,329	$1,118,770
10/31/20	$1,116,624	$1,224,418	$1,123,536
11/30/20	$1,183,998	$1,231,405	$1,185,195
12/31/20	$1,229,930	$1,235,188	$1,226,423
1/31/21	$1,215,843	$1,228,563	$1,213,275
2/28/21	$1,187,073	$1,209,452	$1,180,766
3/31/21	$1,146,559	$1,204,687	$1,144,519
4/30/21	$1,171,354	$1,207,836	$1,170,379
5/31/21	$1,201,025	$1,210,532	$1,199,580
6/30/21	$1,187,604	$1,216,436	$1,185,008
7/31/21	$1,182,029	$1,231,555	$1,179,944
8/31/21	$1,193,769	$1,229,087	$1,189,038
9/30/21	$1,156,098	$1,217,483	$1,148,237
10/31/21	$1,137,390	$1,214,299	$1,132,988
11/30/21	$1,118,164	$1,222,961	$1,101,997
12/31/21	$1,134,261	$1,218,001	$1,119,144
1/31/22	$1,136,809	$1,198,865	$1,119,085
2/28/22	$1,080,943	$1,182,918	$1,063,125
3/31/22	$1,078,279	$1,157,419	$1,046,842
4/30/22	$1,021,584	$1,126,312	$983,757
5/31/22	$1,039,682	$1,124,762	$1,001,101
6/30/22	$990,401	$1,107,692	$956,524
7/31/22	$1,007,144	$1,135,906	$959,325
8/31/22	$1,016,260	$1,106,252	$957,978
9/30/22	$968,506	$1,070,739	$911,322
10/31/22	$974,200	$1,067,074	$903,282
11/30/22	$1,041,802	$1,094,267	$967,475
12/31/22	$1,061,760	$1,081,352	$988,370
1/31/23	$1,111,941	$1,106,259	$1,030,798
2/28/23	$1,074,118	$1,088,614	$998,180
3/31/23	$1,121,246	$1,112,753	$1,039,355
4/30/23	$1,133,716	$1,118,482	$1,048,315
5/31/23	$1,117,695	$1,114,079	$1,031,763
6/30/23	$1,160,973	$1,113,414	$1,065,397
7/31/23	$1,193,314	$1,113,774	$1,096,053
8/31/23	$1,158,337	$1,112,375	$1,066,603
9/30/23	$1,118,206	$1,093,192	$1,030,693
10/31/23	$1,113,529	$1,085,430	$1,025,267
11/30/23	$1,175,466	$1,122,750	$1,079,289
12/31/23	$1,228,012	$1,158,631	$1,113,904
1/31/24	$1,209,055	$1,156,360	$1,096,940
2/29/24	$1,210,509	$1,148,426	$1,090,647
3/31/24	$1,214,438	$1,158,782	$1,090,339
4/30/24	$1,188,225	$1,140,124	$1,067,040
5/31/24	$1,211,752	$1,150,213	$1,084,255
6/30/24	$1,190,268	$1,160,193	$1,072,543
7/31/24	$1,219,140	$1,182,607	$1,096,940
8/31/24	$1,258,909	$1,195,560	$1,130,620
9/30/24	$1,302,613	$1,209,433	$1,169,001
10/31/24	$1,241,929	$1,193,067	$1,115,056
11/30/24	$1,238,861	$1,207,238	$1,108,729
12/31/24	$1,218,435	$1,197,974	$1,087,374
1/31/25	$1,250,360	$1,202,615	$1,109,681
2/28/25	$1,262,078	$1,217,096	$1,116,982
3/31/25	$1,278,563	$1,212,017	$1,134,248

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.28%	5.81%	2.49%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	4.03%	2.30%	1.27%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,404,514
# of Portfolio Holdings	1,773
Portfolio Turnover Rate	212%
Total Net Advisory Fees Paid During the Reporting Period	$6,013
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	11.4%
United States	11.2%
South Africa	8.4%
Malaysia	7.6%
Poland	6.6%
Peru	6.6%
Brazil	5.9%
Dominican Republic	5.6%
Philippines	5.3%
Czech Republic	3.9%
Other Countries	33.3%
Short-Term Instruments	2.2%
Affiliated Investments	5.7%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(14.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.42% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PELBX

PIMCO Emerging Markets Local Currency and Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS0332TSRAR_033125

I-2: PELPX

PIMCO Emerging Markets Local Currency and Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$174	1.70%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Turkish lira contributed to relative performance versus the J.P. Morgan Global Bond Index-Emerging Markets Global Diversified Index (“Index”), as the currency generated positive returns from interest.

  Overweight exposure to Peruvian local duration contributed to relative performance, as local rates fell.

  Underweight exposure to the Chinese yuan offshore detracted from relative performance, as the currency appreciated from March 31, 2024 to September 30, 2024.

  Overweight exposure to the Brazilian real detracted from relative performance, as the currency depreciated.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,029,319	$994,409	$1,029,185
5/31/15	$1,008,343	$990,287	$1,002,645
6/30/15	$994,666	$978,046	$990,437
7/31/15	$962,911	$987,733	$965,042
8/31/15	$915,021	$985,063	$913,135
9/30/15	$876,145	$990,905	$886,025
10/31/15	$913,204	$994,119	$926,134
11/30/15	$894,526	$994,576	$906,108
12/31/15	$869,936	$991,885	$885,916
1/31/16	$867,913	$1,006,395	$888,994
2/29/16	$876,707	$1,016,068	$901,829
3/31/16	$956,032	$1,024,433	$983,503
4/30/16	$991,073	$1,026,173	$1,008,803
5/31/16	$935,769	$1,030,510	$953,955
6/30/16	$993,711	$1,050,127	$1,010,119
7/31/16	$997,032	$1,056,401	$1,016,199
8/31/16	$1,000,413	$1,055,863	$1,016,607
9/30/16	$1,020,525	$1,055,737	$1,037,175
10/31/16	$1,015,216	$1,045,500	$1,028,406
11/30/16	$939,925	$1,028,232	$956,093
12/31/16	$961,233	$1,031,050	$973,988
1/31/17	$984,938	$1,027,295	$995,920
2/28/17	$1,006,069	$1,036,089	$1,013,866
3/31/17	$1,033,689	$1,035,611	$1,037,313
4/30/17	$1,046,913	$1,042,634	$1,049,429
5/31/17	$1,061,851	$1,048,720	$1,070,002
6/30/17	$1,065,615	$1,045,784	$1,074,900
7/31/17	$1,089,134	$1,049,222	$1,097,193
8/31/17	$1,105,919	$1,058,784	$1,116,867
9/30/17	$1,102,982	$1,053,896	$1,113,074
10/31/17	$1,071,287	$1,058,341	$1,081,698
11/30/17	$1,086,323	$1,059,981	$1,099,923
12/31/17	$1,108,153	$1,062,350	$1,122,160
1/31/18	$1,160,102	$1,054,766	$1,172,420
2/28/18	$1,155,940	$1,052,388	$1,160,179
3/31/18	$1,167,120	$1,061,113	$1,172,027
4/30/18	$1,131,510	$1,057,165	$1,137,370
5/31/18	$1,066,898	$1,061,115	$1,080,762
6/30/18	$1,032,805	$1,063,093	$1,049,881
7/31/18	$1,052,935	$1,063,384	$1,069,777
8/31/18	$985,052	$1,066,652	$1,004,669
9/30/18	$1,007,768	$1,062,572	$1,030,719
10/31/18	$986,864	$1,060,496	$1,010,525
11/30/18	$1,015,465	$1,065,684	$1,038,896
12/31/18	$1,023,741	$1,081,078	$1,052,462
1/31/19	$1,083,401	$1,092,528	$1,109,898
2/28/19	$1,072,510	$1,093,841	$1,097,766
3/31/19	$1,060,795	$1,113,432	$1,083,200
4/30/19	$1,060,126	$1,114,096	$1,081,300
5/31/19	$1,069,499	$1,130,127	$1,084,497
6/30/19	$1,132,745	$1,145,973	$1,144,247
7/31/19	$1,146,868	$1,154,991	$1,154,859
8/31/19	$1,107,389	$1,181,184	$1,124,370
9/30/19	$1,123,902	$1,175,711	$1,135,180
10/31/19	$1,155,393	$1,173,681	$1,168,071
11/30/19	$1,140,884	$1,172,304	$1,146,842
12/31/19	$1,198,406	$1,169,901	$1,194,253
1/31/20	$1,186,360	$1,191,013	$1,178,885
2/29/20	$1,146,218	$1,205,590	$1,138,689
3/31/20	$959,288	$1,186,827	$1,012,581
4/30/20	$1,009,196	$1,206,040	$1,052,279
5/31/20	$1,080,906	$1,209,459	$1,106,765
6/30/20	$1,085,457	$1,215,495	$1,111,974
7/31/20	$1,124,250	$1,228,777	$1,145,550
8/31/20	$1,126,777	$1,219,873	$1,141,791
9/30/20	$1,102,119	$1,224,329	$1,118,770
10/31/20	$1,110,428	$1,224,418	$1,123,536
11/30/20	$1,177,337	$1,231,405	$1,185,195
12/31/20	$1,222,899	$1,235,188	$1,226,423
1/31/21	$1,208,800	$1,228,563	$1,213,275
2/28/21	$1,180,105	$1,209,452	$1,180,766
3/31/21	$1,139,733	$1,204,687	$1,144,519
4/30/21	$1,164,279	$1,207,836	$1,170,379
5/31/21	$1,193,676	$1,210,532	$1,199,580
6/30/21	$1,180,240	$1,216,436	$1,185,008
7/31/21	$1,174,597	$1,231,555	$1,179,944
8/31/21	$1,186,164	$1,229,087	$1,189,038
9/30/21	$1,148,634	$1,217,483	$1,148,237
10/31/21	$1,129,947	$1,214,299	$1,132,988
11/30/21	$1,110,752	$1,222,961	$1,101,997
12/31/21	$1,126,640	$1,218,001	$1,119,144
1/31/22	$1,129,079	$1,198,865	$1,119,085
2/28/22	$1,073,502	$1,182,918	$1,063,125
3/31/22	$1,070,768	$1,157,419	$1,046,842
4/30/22	$1,014,377	$1,126,312	$983,757
5/31/22	$1,032,267	$1,124,762	$1,001,101
6/30/22	$983,255	$1,107,692	$956,524
7/31/22	$999,795	$1,135,906	$959,325
8/31/22	$1,008,763	$1,106,252	$957,978
9/30/22	$961,276	$1,070,739	$911,322
10/31/22	$966,851	$1,067,074	$903,282
11/30/22	$1,033,865	$1,094,267	$967,475
12/31/22	$1,053,569	$1,081,352	$988,370
1/31/23	$1,103,278	$1,106,259	$1,030,798
2/28/23	$1,065,667	$1,088,614	$998,180
3/31/23	$1,112,331	$1,112,753	$1,039,355
4/30/23	$1,124,616	$1,118,482	$1,048,315
5/31/23	$1,108,631	$1,114,079	$1,031,763
6/30/23	$1,151,459	$1,113,414	$1,065,397
7/31/23	$1,183,442	$1,113,774	$1,096,053
8/31/23	$1,148,658	$1,112,375	$1,066,603
9/30/23	$1,108,769	$1,093,192	$1,030,693
10/31/23	$1,104,042	$1,085,430	$1,025,267
11/30/23	$1,165,358	$1,122,750	$1,079,289
12/31/23	$1,217,349	$1,158,631	$1,113,904
1/31/24	$1,198,461	$1,156,360	$1,096,940
2/29/24	$1,199,810	$1,148,426	$1,090,647
3/31/24	$1,203,604	$1,158,782	$1,090,339
4/30/24	$1,177,528	$1,140,124	$1,067,040
5/31/24	$1,200,735	$1,150,213	$1,084,255
6/30/24	$1,179,358	$1,160,193	$1,072,543
7/31/24	$1,207,865	$1,182,607	$1,096,940
8/31/24	$1,247,155	$1,195,560	$1,130,620
9/30/24	$1,290,355	$1,209,433	$1,169,001
10/31/24	$1,230,136	$1,193,067	$1,115,056
11/30/24	$1,226,994	$1,207,238	$1,108,729
12/31/24	$1,206,660	$1,197,974	$1,087,374
1/31/25	$1,238,169	$1,202,615	$1,109,681
2/28/25	$1,249,677	$1,217,096	$1,116,982
3/31/25	$1,265,900	$1,212,017	$1,134,248

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	5.18%	5.70%	2.39%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	4.03%	2.30%	1.27%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,404,514
# of Portfolio Holdings	1,773
Portfolio Turnover Rate	212%
Total Net Advisory Fees Paid During the Reporting Period	$6,013
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	11.4%
United States	11.2%
South Africa	8.4%
Malaysia	7.6%
Poland	6.6%
Peru	6.6%
Brazil	5.9%
Dominican Republic	5.6%
Philippines	5.3%
Czech Republic	3.9%
Other Countries	33.3%
Short-Term Instruments	2.2%
Affiliated Investments	5.7%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(14.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.42% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PELPX

PIMCO Emerging Markets Local Currency and Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS1930TSRAR_033125

Class A: PGSAX

PIMCO Global Advantage® Strategy Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Global Advantage® Strategy Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.39%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance versus the Bloomberg Global Aggregate (USD Unhedged) ("Index"), as yields rose.

  Positioning within Japanese interest rate strategies, notably a preference for interest rate swaps over Japanese government bonds, contributed to relative performance versus the Index, as swap spreads tightened.

  Hedging most of the Fund’s non-U.S. dollar currency risk back to the U.S. dollar, contributed to relative performance versus the Index, as the dollar benefitted from higher cash rates versus other developed markets.

  Underweight exposure to duration in China detracted from relative performance versus the Index, as yields fell.

  Underweight exposure to duration in Thailand detracted from relative performance versus the Index, as yields fell.

  Overweight exposure to U.S. agency mortgage-backed securities detracted from relative performance versus the Index, as spreads widened.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Unhedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg Global Aggregate (USD Unhedged) Index	PIMCO Global Advantage Bond Index (GLADI)(USD Partially Hedged)
3/31/15	$9,629	$10,000	$10,000
4/30/15	$9,759	$10,106	$10,026
5/31/15	$9,580	$9,926	$9,955
6/30/15	$9,512	$9,882	$9,853
7/31/15	$9,438	$9,904	$9,844
8/31/15	$9,304	$9,916	$9,723
9/30/15	$9,207	$9,966	$9,676
10/31/15	$9,355	$9,987	$9,800
11/30/15	$9,342	$9,822	$9,765
12/31/15	$9,242	$9,874	$9,693
1/31/16	$9,258	$9,960	$9,733
2/29/16	$9,220	$10,182	$9,815
3/31/16	$9,502	$10,457	$10,050
4/30/16	$9,581	$10,596	$10,105
5/31/16	$9,495	$10,454	$10,013
6/30/16	$9,730	$10,759	$10,213
7/31/16	$9,866	$10,840	$10,305
8/31/16	$9,937	$10,787	$10,336
9/30/16	$9,993	$10,847	$10,356
10/31/16	$9,955	$10,546	$10,262
11/30/16	$9,708	$10,127	$9,987
12/31/16	$9,787	$10,080	$10,017
1/31/17	$9,883	$10,194	$10,088
2/28/17	$10,019	$10,242	$10,199
3/31/17	$10,106	$10,258	$10,259
4/30/17	$10,128	$10,373	$10,320
5/31/17	$10,209	$10,534	$10,415
6/30/17	$10,205	$10,525	$10,416
7/31/17	$10,294	$10,702	$10,492
8/31/17	$10,423	$10,808	$10,592
9/30/17	$10,404	$10,710	$10,546
10/31/17	$10,428	$10,670	$10,564
11/30/17	$10,463	$10,788	$10,604
12/31/17	$10,515	$10,826	$10,660
1/31/18	$10,596	$10,955	$10,668
2/28/18	$10,533	$10,857	$10,613
3/31/18	$10,586	$10,973	$10,678
4/30/18	$10,496	$10,797	$10,597
5/31/18	$10,454	$10,715	$10,570
6/30/18	$10,424	$10,668	$10,543
7/31/18	$10,493	$10,650	$10,573
8/31/18	$10,425	$10,661	$10,500
9/30/18	$10,410	$10,569	$10,512
10/31/18	$10,360	$10,451	$10,482
11/30/18	$10,379	$10,484	$10,552
12/31/18	$10,409	$10,696	$10,675
1/31/19	$10,612	$10,859	$10,852
2/28/19	$10,638	$10,796	$10,860
3/31/19	$10,742	$10,931	$11,001
4/30/19	$10,786	$10,899	$11,019
5/31/19	$10,866	$11,047	$11,137
6/30/19	$11,057	$11,291	$11,343
7/31/19	$11,144	$11,260	$11,448
8/31/19	$11,209	$11,489	$11,580
9/30/19	$11,188	$11,372	$11,550
10/31/19	$11,227	$11,448	$11,588
11/30/19	$11,190	$11,361	$11,564
12/31/19	$11,294	$11,427	$11,617
1/31/20	$11,406	$11,573	$11,755
2/29/20	$11,394	$11,651	$11,804
3/31/20	$10,710	$11,390	$11,406
4/30/20	$10,994	$11,614	$11,620
5/31/20	$11,236	$11,665	$11,732
6/30/20	$11,371	$11,768	$11,818
7/31/20	$11,621	$12,144	$12,001
8/31/20	$11,702	$12,125	$11,957
9/30/20	$11,706	$12,081	$11,956
10/31/20	$11,758	$12,093	$11,969
11/30/20	$11,959	$12,313	$12,132
12/31/20	$12,119	$12,478	$12,227
1/31/21	$12,097	$12,368	$12,154
2/28/21	$11,937	$12,155	$11,965
3/31/21	$11,891	$11,922	$11,913
4/30/21	$11,963	$12,072	$11,999
5/31/21	$12,058	$12,186	$12,086
6/30/21	$12,040	$12,078	$12,115
7/31/21	$12,111	$12,239	$12,221
8/31/21	$12,130	$12,188	$12,229
9/30/21	$12,039	$11,971	$12,104
10/31/21	$12,001	$11,942	$12,094
11/30/21	$12,016	$11,908	$12,144
12/31/21	$12,059	$11,891	$12,155
1/31/22	$11,954	$11,647	$12,005
2/28/22	$11,705	$11,509	$11,807
3/31/22	$11,521	$11,158	$11,585
4/30/22	$11,153	$10,547	$11,239
5/31/22	$11,128	$10,576	$11,231
6/30/22	$10,844	$10,236	$11,000
7/31/22	$11,102	$10,454	$11,250
8/31/22	$10,917	$10,041	$10,999
9/30/22	$10,415	$9,526	$10,589
10/31/22	$10,415	$9,460	$10,551
11/30/22	$10,807	$9,905	$10,871
12/31/22	$10,771	$9,959	$10,833
1/31/23	$11,078	$10,286	$11,110
2/28/23	$10,871	$9,944	$10,898
3/31/23	$11,020	$10,258	$11,136
4/30/23	$11,051	$10,303	$11,189
5/31/23	$10,960	$10,102	$11,115
6/30/23	$10,993	$10,101	$11,113
7/31/23	$11,118	$10,171	$11,189
8/31/23	$11,040	$10,032	$11,123
9/30/23	$10,904	$9,739	$10,953
10/31/23	$10,834	$9,623	$10,889
11/30/23	$11,202	$10,108	$11,268
12/31/23	$11,575	$10,528	$11,586
1/31/24	$11,541	$10,383	$11,540
2/29/24	$11,478	$10,252	$11,473
3/31/24	$11,617	$10,309	$11,550
4/30/24	$11,458	$10,048	$11,386
5/31/24	$11,594	$10,180	$11,487
6/30/24	$11,631	$10,195	$11,553
7/31/24	$11,810	$10,476	$11,742
8/31/24	$11,915	$10,724	$11,900
9/30/24	$12,097	$10,907	$12,058
10/31/24	$11,852	$10,541	$11,864
11/30/24	$11,967	$10,577	$11,936
12/31/24	$11,899	$10,350	$11,816
1/31/25	$12,020	$10,409	$11,901
2/28/25	$12,138	$10,558	$12,017
3/31/25	$12,142	$10,623	$12,019

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.52%	2.54%	2.35%
Class A (including sales charge)	0.63%	1.76%	1.96%
Bloomberg Global Aggregate (USD Unhedged) Index	3.05%	(1.38%)	0.61%
PIMCO Global Advantage Bond Index (GLADI)(USD Partially Hedged)	4.07%	1.05%	1.86%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$226,205
# of Portfolio Holdings	1,369
Portfolio Turnover Rate	629%
Total Net Advisory Fees Paid During the Reporting Period	$1,002
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	85.5%
Japan	5.6%
France	4.9%
Canada	4.6%
United Kingdom	4.0%
Spain	3.4%
Saudi Arabia	3.3%
Cayman Islands	3.1%
Australia	2.9%
Other Countries	26.6%
Short-Term Instruments	5.8%
Affiliated Investments	2.5%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(51.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.16% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PGSAX

PIMCO Global Advantage® Strategy Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS4087TSRAR_033125

Institutional Class: PSAIX

PIMCO Global Advantage® Strategy Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Global Advantage® Strategy Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	0.99%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance versus the Bloomberg Global Aggregate (USD Unhedged) ("Index"), as yields rose.

  Positioning within Japanese interest rate strategies, notably a preference for interest rate swaps over Japanese government bonds, contributed to relative performance versus the Index, as swap spreads tightened.

  Hedging most of the Fund’s non-U.S. dollar currency risk back to the U.S. dollar, contributed to relative performance versus the Index, as the dollar benefitted from higher cash rates versus other developed markets.

  Underweight exposure to duration in China detracted from relative performance versus the Index, as yields fell.

  Underweight exposure to duration in Thailand detracted from relative performance versus the Index, as yields fell.

  Overweight exposure to U.S. agency mortgage-backed securities detracted from relative performance versus the Index, as spreads widened.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Unhedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg Global Aggregate (USD Unhedged) Index	PIMCO Global Advantage Bond Index (GLADI)(USD Partially Hedged)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,013,822	$1,010,635	$1,002,640
5/31/15	$995,613	$992,566	$995,481
6/30/15	$988,869	$988,218	$985,287
7/31/15	$981,465	$990,432	$984,361
8/31/15	$967,861	$991,585	$972,313
9/30/15	$958,116	$996,638	$967,587
10/31/15	$973,870	$998,743	$980,050
11/30/15	$972,766	$982,208	$976,463
12/31/15	$962,776	$987,429	$969,344
1/31/16	$964,715	$995,986	$973,348
2/29/16	$961,038	$1,018,164	$981,475
3/31/16	$990,769	$1,045,678	$1,005,001
4/30/16	$999,378	$1,059,587	$1,010,458
5/31/16	$990,671	$1,045,372	$1,001,283
6/30/16	$1,015,591	$1,075,899	$1,021,349
7/31/16	$1,030,103	$1,084,009	$1,030,459
8/31/16	$1,037,896	$1,078,744	$1,033,561
9/30/16	$1,044,055	$1,084,683	$1,035,597
10/31/16	$1,040,379	$1,054,578	$1,026,173
11/30/16	$1,014,969	$1,012,678	$998,682
12/31/16	$1,023,619	$1,008,025	$1,001,668
1/31/17	$1,033,925	$1,019,390	$1,008,780
2/28/17	$1,048,492	$1,024,208	$1,019,886
3/31/17	$1,057,935	$1,025,782	$1,025,863
4/30/17	$1,060,551	$1,037,344	$1,031,998
5/31/17	$1,069,432	$1,053,396	$1,041,492
6/30/17	$1,069,381	$1,052,472	$1,041,638
7/31/17	$1,079,092	$1,070,167	$1,049,169
8/31/17	$1,092,937	$1,080,769	$1,059,167
9/30/17	$1,091,344	$1,071,034	$1,054,592
10/31/17	$1,094,197	$1,066,981	$1,056,353
11/30/17	$1,098,186	$1,078,831	$1,060,357
12/31/17	$1,104,078	$1,082,569	$1,065,955
1/31/18	$1,112,999	$1,095,469	$1,066,840
2/28/18	$1,106,652	$1,085,749	$1,061,282
3/31/18	$1,112,603	$1,097,306	$1,067,756
4/30/18	$1,103,472	$1,079,730	$1,059,662
5/31/18	$1,099,488	$1,071,540	$1,057,034
6/30/18	$1,096,680	$1,066,775	$1,054,339
7/31/18	$1,104,338	$1,064,994	$1,057,270
8/31/18	$1,097,563	$1,066,112	$1,050,038
9/30/18	$1,096,352	$1,056,921	$1,051,172
10/31/18	$1,091,376	$1,045,115	$1,048,165
11/30/18	$1,093,818	$1,048,383	$1,055,241
12/31/18	$1,097,333	$1,069,579	$1,067,492
1/31/19	$1,119,100	$1,085,864	$1,085,180
2/28/19	$1,122,135	$1,079,614	$1,086,005
3/31/19	$1,133,541	$1,093,130	$1,100,124
4/30/19	$1,138,525	$1,089,893	$1,101,851
5/31/19	$1,147,448	$1,104,652	$1,113,707
6/30/19	$1,167,897	$1,129,144	$1,134,343
7/31/19	$1,177,529	$1,126,006	$1,144,847
8/31/19	$1,184,818	$1,148,903	$1,158,013
9/30/19	$1,182,928	$1,137,217	$1,154,967
10/31/19	$1,187,463	$1,144,790	$1,158,825
11/30/19	$1,183,974	$1,136,109	$1,156,450
12/31/19	$1,195,385	$1,142,734	$1,161,689
1/31/20	$1,207,602	$1,157,321	$1,175,547
2/29/20	$1,206,757	$1,165,105	$1,180,379
3/31/20	$1,134,615	$1,139,000	$1,140,624
4/30/20	$1,165,152	$1,161,362	$1,161,976
5/31/20	$1,191,118	$1,166,457	$1,173,224
6/30/20	$1,205,913	$1,176,820	$1,181,754
7/31/20	$1,232,824	$1,214,353	$1,200,094
8/31/20	$1,241,786	$1,212,501	$1,195,750
9/30/20	$1,242,618	$1,208,140	$1,195,571
10/31/20	$1,248,589	$1,209,296	$1,196,921
11/30/20	$1,270,342	$1,231,283	$1,213,152
12/31/20	$1,287,863	$1,247,822	$1,222,675
1/31/21	$1,285,906	$1,236,833	$1,215,351
2/28/21	$1,269,284	$1,215,543	$1,196,477
3/31/21	$1,264,847	$1,192,160	$1,191,332
4/30/21	$1,272,924	$1,207,221	$1,199,897
5/31/21	$1,283,475	$1,218,558	$1,208,573
6/30/21	$1,281,935	$1,207,808	$1,211,473
7/31/21	$1,289,957	$1,223,884	$1,222,123
8/31/21	$1,292,351	$1,218,794	$1,222,905
9/30/21	$1,283,152	$1,197,137	$1,210,418
10/31/21	$1,279,548	$1,194,244	$1,209,366
11/30/21	$1,281,560	$1,190,751	$1,214,360
12/31/21	$1,286,617	$1,189,088	$1,215,490
1/31/22	$1,275,732	$1,164,719	$1,200,491
2/28/22	$1,249,590	$1,150,876	$1,180,706
3/31/22	$1,230,374	$1,115,829	$1,158,497
4/30/22	$1,191,420	$1,054,694	$1,123,881
5/31/22	$1,189,140	$1,057,573	$1,123,084
6/30/22	$1,159,204	$1,023,638	$1,099,971
7/31/22	$1,187,145	$1,045,400	$1,125,006
8/31/22	$1,167,765	$1,004,147	$1,099,918
9/30/22	$1,114,483	$952,554	$1,058,902
10/31/22	$1,114,879	$946,003	$1,055,101
11/30/22	$1,157,158	$990,523	$1,087,133
12/31/22	$1,153,707	$995,879	$1,083,340
1/31/23	$1,186,970	$1,028,573	$1,110,964
2/28/23	$1,165,235	$994,379	$1,089,801
3/31/23	$1,181,611	$1,025,822	$1,113,602
4/30/23	$1,185,283	$1,030,349	$1,118,914
5/31/23	$1,175,867	$1,010,208	$1,111,506
6/30/23	$1,179,858	$1,010,129	$1,111,306
7/31/23	$1,193,675	$1,017,124	$1,118,863
8/31/23	$1,185,697	$1,003,210	$1,112,318
9/30/23	$1,171,507	$973,903	$1,095,322
10/31/23	$1,164,337	$962,262	$1,088,947
11/30/23	$1,204,257	$1,010,785	$1,126,766
12/31/23	$1,244,826	$1,052,795	$1,158,609
1/31/24	$1,241,549	$1,038,268	$1,153,951
2/29/24	$1,235,183	$1,025,220	$1,147,270
3/31/24	$1,250,535	$1,030,864	$1,154,979
4/30/24	$1,233,840	$1,004,848	$1,138,602
5/31/24	$1,248,980	$1,018,017	$1,148,656
6/30/24	$1,253,255	$1,019,479	$1,155,317
7/31/24	$1,273,043	$1,047,630	$1,174,219
8/31/24	$1,284,761	$1,072,417	$1,189,953
9/30/24	$1,304,822	$1,090,668	$1,205,839
10/31/24	$1,278,829	$1,054,110	$1,186,377
11/30/24	$1,291,635	$1,057,703	$1,193,626
12/31/24	$1,284,809	$1,035,012	$1,181,642
1/31/25	$1,298,284	$1,040,902	$1,190,114
2/28/25	$1,311,480	$1,055,787	$1,201,705
3/31/25	$1,312,318	$1,062,292	$1,201,946

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.94%	2.95%	2.76%
Bloomberg Global Aggregate (USD Unhedged) Index	3.05%	(1.38%)	0.61%
PIMCO Global Advantage Bond Index (GLADI)(USD Partially Hedged)	4.07%	1.05%	1.86%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$226,205
# of Portfolio Holdings	1,369
Portfolio Turnover Rate	629%
Total Net Advisory Fees Paid During the Reporting Period	$1,002
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	85.5%
Japan	5.6%
France	4.9%
Canada	4.6%
United Kingdom	4.0%
Spain	3.4%
Saudi Arabia	3.3%
Cayman Islands	3.1%
Australia	2.9%
Other Countries	26.6%
Short-Term Instruments	5.8%
Affiliated Investments	2.5%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(51.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.16% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSAIX

PIMCO Global Advantage® Strategy Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS1864TSRAR_033125

Class A: PAIIX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.96%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to the U.S. cash rate contributed to absolute performance, as the Secured Overnight Financing Rate remained elevated.

  Curve positioning in the euro bloc, primarily short exposure to the long end of the yield curve, contributed to absolute performance, as yields rose.

  Long exposure to duration in the U.S. contributed to absolute performance, as front-end and intermediate maturity yields fell.

  Long exposure to duration in the U.K. detracted from absolute performance, as intermediate and longer maturity yields rose.

  Positioning within developed market currencies, notably short exposure to the euro, detracted from absolute performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Short exposure to duration in Thailand detracted from absolute performance, as yields fell.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index
3/31/15	$9,625	$10,000
4/30/15	$9,517	$9,944
5/31/15	$9,428	$9,903
6/30/15	$9,273	$9,780
7/31/15	$9,414	$9,877
8/31/15	$9,344	$9,851
9/30/15	$9,373	$9,909
10/31/15	$9,409	$9,941
11/30/15	$9,428	$9,946
12/31/15	$9,371	$9,919
1/31/16	$9,453	$10,064
2/29/16	$9,477	$10,161
3/31/16	$9,582	$10,244
4/30/16	$9,642	$10,262
5/31/16	$9,674	$10,305
6/30/16	$9,879	$10,501
7/31/16	$9,998	$10,564
8/31/16	$10,009	$10,559
9/30/16	$10,056	$10,557
10/31/16	$9,996	$10,455
11/30/16	$9,842	$10,282
12/31/16	$9,914	$10,311
1/31/17	$9,881	$10,273
2/28/17	$9,996	$10,361
3/31/17	$10,015	$10,356
4/30/17	$10,061	$10,426
5/31/17	$10,128	$10,487
6/30/17	$10,108	$10,458
7/31/17	$10,165	$10,492
8/31/17	$10,272	$10,588
9/30/17	$10,251	$10,539
10/31/17	$10,300	$10,583
11/30/17	$10,311	$10,600
12/31/17	$10,307	$10,624
1/31/18	$10,298	$10,548
2/28/18	$10,240	$10,524
3/31/18	$10,303	$10,611
4/30/18	$10,275	$10,572
5/31/18	$10,248	$10,611
6/30/18	$10,254	$10,631
7/31/18	$10,310	$10,634
8/31/18	$10,297	$10,667
9/30/18	$10,312	$10,626
10/31/18	$10,257	$10,605
11/30/18	$10,215	$10,657
12/31/18	$10,223	$10,811
1/31/19	$10,362	$10,925
2/28/19	$10,430	$10,938
3/31/19	$10,491	$11,134
4/30/19	$10,552	$11,141
5/31/19	$10,617	$11,301
6/30/19	$10,702	$11,460
7/31/19	$10,754	$11,550
8/31/19	$10,847	$11,812
9/30/19	$10,820	$11,757
10/31/19	$10,834	$11,737
11/30/19	$10,823	$11,723
12/31/19	$10,876	$11,699
1/31/20	$11,013	$11,910
2/29/20	$11,020	$12,056
3/31/20	$10,581	$11,868
4/30/20	$10,821	$12,060
5/31/20	$10,962	$12,095
6/30/20	$11,081	$12,155
7/31/20	$11,235	$12,288
8/31/20	$11,324	$12,199
9/30/20	$11,359	$12,243
10/31/20	$11,413	$12,244
11/30/20	$11,530	$12,314
12/31/20	$11,630	$12,352
1/31/21	$11,658	$12,286
2/28/21	$11,602	$12,095
3/31/21	$11,591	$12,047
4/30/21	$11,613	$12,078
5/31/21	$11,633	$12,105
6/30/21	$11,589	$12,164
7/31/21	$11,620	$12,316
8/31/21	$11,618	$12,291
9/30/21	$11,592	$12,175
10/31/21	$11,501	$12,143
11/30/21	$11,486	$12,230
12/31/21	$11,527	$12,180
1/31/22	$11,480	$11,989
2/28/22	$11,366	$11,829
3/31/22	$11,242	$11,574
4/30/22	$11,052	$11,263
5/31/22	$11,019	$11,248
6/30/22	$10,852	$11,077
7/31/22	$11,010	$11,359
8/31/22	$10,867	$11,063
9/30/22	$10,622	$10,707
10/31/22	$10,622	$10,671
11/30/22	$10,870	$10,943
12/31/22	$10,872	$10,814
1/31/23	$11,102	$11,063
2/28/23	$10,963	$10,886
3/31/23	$11,070	$11,128
4/30/23	$11,127	$11,185
5/31/23	$11,064	$11,141
6/30/23	$11,065	$11,134
7/31/23	$11,120	$11,138
8/31/23	$11,095	$11,124
9/30/23	$10,985	$10,932
10/31/23	$10,899	$10,854
11/30/23	$11,239	$11,228
12/31/23	$11,615	$11,586
1/31/24	$11,595	$11,564
2/29/24	$11,542	$11,484
3/31/24	$11,699	$11,588
4/30/24	$11,581	$11,401
5/31/24	$11,725	$11,502
6/30/24	$11,790	$11,602
7/31/24	$11,968	$11,826
8/31/24	$11,996	$11,956
9/30/24	$12,159	$12,094
10/31/24	$11,948	$11,931
11/30/24	$12,115	$12,072
12/31/24	$12,133	$11,980
1/31/25	$12,227	$12,026
2/28/25	$12,381	$12,171
3/31/25	$12,423	$12,120

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	6.18%	3.26%	2.58%
Class A (including sales charge)	2.20%	2.47%	2.19%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,488,829
# of Portfolio Holdings	1,496
Portfolio Turnover Rate	776%
Total Net Advisory Fees Paid During the Reporting Period	$3,079
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	89.4%
Spain	5.8%
Japan	5.6%
France	5.5%
Canada	4.9%
Cayman Islands	4.5%
United Kingdom	3.7%
Denmark	3.7%
Ireland	3.2%
Other Countries	14.4%
Short-Term Instruments	6.7%
Affiliated Investments	2.5%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	(49.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PAIIX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2025

PIMS4011TSRAR_033125

Class C: PCIIX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$176	1.71%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to the U.S. cash rate contributed to absolute performance, as the Secured Overnight Financing Rate remained elevated.

  Curve positioning in the euro bloc, primarily short exposure to the long end of the yield curve, contributed to absolute performance, as yields rose.

  Long exposure to duration in the U.S. contributed to absolute performance, as front-end and intermediate maturity yields fell.

  Long exposure to duration in the U.K. detracted from absolute performance, as intermediate and longer maturity yields rose.

  Positioning within developed market currencies, notably short exposure to the euro, detracted from absolute performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Short exposure to duration in Thailand detracted from absolute performance, as yields fell.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index
3/31/15	$10,000	$10,000
4/30/15	$9,880	$9,944
5/31/15	$9,782	$9,903
6/30/15	$9,615	$9,780
7/31/15	$9,755	$9,877
8/31/15	$9,677	$9,851
9/30/15	$9,700	$9,909
10/31/15	$9,732	$9,941
11/30/15	$9,745	$9,946
12/31/15	$9,680	$9,919
1/31/16	$9,759	$10,064
2/29/16	$9,779	$10,161
3/31/16	$9,880	$10,244
4/30/16	$9,935	$10,262
5/31/16	$9,963	$10,305
6/30/16	$10,167	$10,501
7/31/16	$10,283	$10,564
8/31/16	$10,288	$10,559
9/30/16	$10,329	$10,557
10/31/16	$10,262	$10,455
11/30/16	$10,097	$10,282
12/31/16	$10,165	$10,311
1/31/17	$10,125	$10,273
2/28/17	$10,237	$10,361
3/31/17	$10,249	$10,356
4/30/17	$10,291	$10,426
5/31/17	$10,352	$10,487
6/30/17	$10,325	$10,458
7/31/17	$10,377	$10,492
8/31/17	$10,480	$10,588
9/30/17	$10,451	$10,539
10/31/17	$10,495	$10,583
11/30/17	$10,499	$10,600
12/31/17	$10,489	$10,624
1/31/18	$10,474	$10,548
2/28/18	$10,408	$10,524
3/31/18	$10,465	$10,611
4/30/18	$10,431	$10,572
5/31/18	$10,397	$10,611
6/30/18	$10,396	$10,631
7/31/18	$10,447	$10,634
8/31/18	$10,426	$10,667
9/30/18	$10,435	$10,626
10/31/18	$10,374	$10,605
11/30/18	$10,324	$10,657
12/31/18	$10,326	$10,811
1/31/19	$10,460	$10,925
2/28/19	$10,522	$10,938
3/31/19	$10,577	$11,134
4/30/19	$10,632	$11,141
5/31/19	$10,690	$11,301
6/30/19	$10,770	$11,460
7/31/19	$10,816	$11,550
8/31/19	$10,901	$11,812
9/30/19	$10,869	$11,757
10/31/19	$10,875	$11,737
11/30/19	$10,857	$11,723
12/31/19	$10,903	$11,699
1/31/20	$11,034	$11,910
2/29/20	$11,034	$12,056
3/31/20	$10,589	$11,868
4/30/20	$10,822	$12,060
5/31/20	$10,956	$12,095
6/30/20	$11,068	$12,155
7/31/20	$11,214	$12,288
8/31/20	$11,297	$12,199
9/30/20	$11,324	$12,243
10/31/20	$11,371	$12,244
11/30/20	$11,481	$12,314
12/31/20	$11,572	$12,352
1/31/21	$11,594	$12,286
2/28/21	$11,531	$12,095
3/31/21	$11,513	$12,047
4/30/21	$11,527	$12,078
5/31/21	$11,540	$12,105
6/30/21	$11,489	$12,164
7/31/21	$11,512	$12,316
8/31/21	$11,503	$12,291
9/30/21	$11,471	$12,175
10/31/21	$11,374	$12,143
11/30/21	$11,352	$12,230
12/31/21	$11,384	$12,180
1/31/22	$11,331	$11,989
2/28/22	$11,212	$11,829
3/31/22	$11,083	$11,574
4/30/22	$10,888	$11,263
5/31/22	$10,848	$11,248
6/30/22	$10,678	$11,077
7/31/22	$10,826	$11,359
8/31/22	$10,678	$11,063
9/30/22	$10,431	$10,707
10/31/22	$10,425	$10,671
11/30/22	$10,662	$10,943
12/31/22	$10,656	$10,814
1/31/23	$10,875	$11,063
2/28/23	$10,733	$10,886
3/31/23	$10,831	$11,128
4/30/23	$10,880	$11,185
5/31/23	$10,812	$11,141
6/30/23	$10,805	$11,134
7/31/23	$10,853	$11,138
8/31/23	$10,822	$11,124
9/30/23	$10,707	$10,932
10/31/23	$10,617	$10,854
11/30/23	$10,942	$11,228
12/31/23	$11,300	$11,586
1/31/24	$11,274	$11,564
2/29/24	$11,216	$11,484
3/31/24	$11,362	$11,588
4/30/24	$11,239	$11,401
5/31/24	$11,371	$11,502
6/30/24	$11,428	$11,602
7/31/24	$11,593	$11,826
8/31/24	$11,613	$11,956
9/30/24	$11,764	$12,094
10/31/24	$11,552	$11,931
11/30/24	$11,707	$12,072
12/31/24	$11,716	$11,980
1/31/25	$11,799	$12,026
2/28/25	$11,941	$12,171
3/31/25	$11,974	$12,120

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	5.39%	2.49%	1.82%
Class C (including sales charge)	4.39%	2.49%	1.82%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,488,829
# of Portfolio Holdings	1,496
Portfolio Turnover Rate	776%
Total Net Advisory Fees Paid During the Reporting Period	$3,079
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	89.4%
Spain	5.8%
Japan	5.6%
France	5.5%
Canada	4.9%
Cayman Islands	4.5%
United Kingdom	3.7%
Denmark	3.7%
Ireland	3.2%
Other Countries	14.4%
Short-Term Instruments	6.7%
Affiliated Investments	2.5%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	(49.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCIIX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2025

PIMS4211TSRAR_033125

Institutional Class: PGBIX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	0.61%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to the U.S. cash rate contributed to absolute performance, as the Secured Overnight Financing Rate remained elevated.

  Curve positioning in the euro bloc, primarily short exposure to the long end of the yield curve, contributed to absolute performance, as yields rose.

  Long exposure to duration in the U.S. contributed to absolute performance, as front-end and intermediate maturity yields fell.

  Long exposure to duration in the U.K. detracted from absolute performance, as intermediate and longer maturity yields rose.

  Positioning within developed market currencies, notably short exposure to the euro, detracted from absolute performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Short exposure to duration in Thailand detracted from absolute performance, as yields fell.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$989,036	$994,409
5/31/15	$980,091	$990,287
6/30/15	$964,251	$978,046
7/31/15	$979,263	$987,733
8/31/15	$972,227	$985,063
9/30/15	$975,499	$990,905
10/31/15	$979,620	$994,119
11/30/15	$981,775	$994,576
12/31/15	$976,194	$991,885
1/31/16	$984,984	$1,006,395
2/29/16	$987,735	$1,016,068
3/31/16	$999,056	$1,024,433
4/30/16	$1,005,534	$1,026,173
5/31/16	$1,009,236	$1,030,510
6/30/16	$1,030,896	$1,050,127
7/31/16	$1,043,567	$1,056,401
8/31/16	$1,045,041	$1,055,863
9/30/16	$1,050,261	$1,055,737
10/31/16	$1,044,345	$1,045,500
11/30/16	$1,028,524	$1,028,232
12/31/16	$1,036,406	$1,031,050
1/31/17	$1,033,238	$1,027,295
2/28/17	$1,045,498	$1,036,089
3/31/17	$1,047,783	$1,035,611
4/30/17	$1,052,942	$1,042,634
5/31/17	$1,060,221	$1,048,720
6/30/17	$1,058,498	$1,045,784
7/31/17	$1,064,757	$1,049,222
8/31/17	$1,076,284	$1,058,784
9/30/17	$1,074,363	$1,053,896
10/31/17	$1,079,823	$1,058,341
11/30/17	$1,081,266	$1,059,981
12/31/17	$1,081,213	$1,062,350
1/31/18	$1,080,638	$1,054,766
2/28/18	$1,074,767	$1,052,388
3/31/18	$1,081,708	$1,061,113
4/30/18	$1,079,092	$1,057,165
5/31/18	$1,076,622	$1,061,115
6/30/18	$1,077,532	$1,063,093
7/31/18	$1,083,772	$1,063,384
8/31/18	$1,082,748	$1,066,652
9/30/18	$1,084,533	$1,062,572
10/31/18	$1,079,154	$1,060,496
11/30/18	$1,075,006	$1,065,684
12/31/18	$1,076,203	$1,081,078
1/31/19	$1,091,131	$1,092,528
2/28/19	$1,098,547	$1,093,841
3/31/19	$1,105,303	$1,113,432
4/30/19	$1,112,103	$1,114,096
5/31/19	$1,119,249	$1,130,127
6/30/19	$1,128,515	$1,145,973
7/31/19	$1,134,353	$1,154,991
8/31/19	$1,144,496	$1,181,184
9/30/19	$1,142,022	$1,175,711
10/31/19	$1,143,765	$1,173,681
11/30/19	$1,142,942	$1,172,304
12/31/19	$1,148,853	$1,169,901
1/31/20	$1,163,728	$1,191,013
2/29/20	$1,164,725	$1,205,590
3/31/20	$1,118,730	$1,186,827
4/30/20	$1,144,406	$1,206,040
5/31/20	$1,159,672	$1,209,459
6/30/20	$1,172,577	$1,215,495
7/31/20	$1,189,227	$1,228,777
8/31/20	$1,198,986	$1,219,873
9/30/20	$1,203,020	$1,224,329
10/31/20	$1,209,147	$1,224,418
11/30/20	$1,221,878	$1,231,405
12/31/20	$1,232,822	$1,235,188
1/31/21	$1,236,199	$1,228,563
2/28/21	$1,230,589	$1,209,452
3/31/21	$1,229,787	$1,204,687
4/30/21	$1,232,497	$1,207,836
5/31/21	$1,234,969	$1,210,532
6/30/21	$1,230,585	$1,216,436
7/31/21	$1,234,302	$1,231,555
8/31/21	$1,234,448	$1,229,087
9/30/21	$1,232,078	$1,217,483
10/31/21	$1,222,770	$1,214,299
11/30/21	$1,221,467	$1,222,961
12/31/21	$1,226,220	$1,218,001
1/31/22	$1,221,574	$1,198,865
2/28/22	$1,209,758	$1,182,918
3/31/22	$1,196,949	$1,157,419
4/30/22	$1,177,058	$1,126,312
5/31/22	$1,173,832	$1,124,762
6/30/22	$1,156,400	$1,107,692
7/31/22	$1,173,576	$1,135,906
8/31/22	$1,158,641	$1,106,252
9/30/22	$1,132,916	$1,070,739
10/31/22	$1,133,225	$1,067,074
11/30/22	$1,160,004	$1,094,267
12/31/22	$1,160,574	$1,081,352
1/31/23	$1,185,463	$1,106,259
2/28/23	$1,170,975	$1,088,614
3/31/23	$1,182,806	$1,112,753
4/30/23	$1,189,206	$1,118,482
5/31/23	$1,182,828	$1,114,079
6/30/23	$1,183,244	$1,113,414
7/31/23	$1,189,470	$1,113,774
8/31/23	$1,187,172	$1,112,375
9/30/23	$1,175,721	$1,093,192
10/31/23	$1,166,832	$1,085,430
11/30/23	$1,203,595	$1,122,750
12/31/23	$1,244,191	$1,158,631
1/31/24	$1,242,407	$1,156,360
2/29/24	$1,237,126	$1,148,426
3/31/24	$1,254,351	$1,158,782
4/30/24	$1,241,966	$1,140,124
5/31/24	$1,257,800	$1,150,213
6/30/24	$1,265,133	$1,160,193
7/31/24	$1,284,640	$1,182,607
8/31/24	$1,288,063	$1,195,560
9/30/24	$1,305,902	$1,209,433
10/31/24	$1,283,649	$1,193,067
11/30/24	$1,301,985	$1,207,238
12/31/24	$1,304,230	$1,197,974
1/31/25	$1,314,738	$1,202,615
2/28/25	$1,331,672	$1,217,096
3/31/25	$1,336,551	$1,212,017

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.55%	3.62%	2.94%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,488,829
# of Portfolio Holdings	1,496
Portfolio Turnover Rate	776%
Total Net Advisory Fees Paid During the Reporting Period	$3,079
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	89.4%
Spain	5.8%
Japan	5.6%
France	5.5%
Canada	4.9%
Cayman Islands	4.5%
United Kingdom	3.7%
Denmark	3.7%
Ireland	3.2%
Other Countries	14.4%
Short-Term Instruments	6.7%
Affiliated Investments	2.5%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	(49.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PGBIX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2025

PIMS0249TSRAR_033125

I-2: PGNPX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$73	0.71%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to the U.S. cash rate contributed to absolute performance, as the Secured Overnight Financing Rate remained elevated.

  Curve positioning in the euro bloc, primarily short exposure to the long end of the yield curve, contributed to absolute performance, as yields rose.

  Long exposure to duration in the U.S. contributed to absolute performance, as front-end and intermediate maturity yields fell.

  Long exposure to duration in the U.K. detracted from absolute performance, as intermediate and longer maturity yields rose.

  Positioning within developed market currencies, notably short exposure to the euro, detracted from absolute performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Short exposure to duration in Thailand detracted from absolute performance, as yields fell.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg Global Aggregate (USD Hedged) Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$988,954	$994,409
5/31/15	$979,927	$990,287
6/30/15	$964,012	$978,046
7/31/15	$978,932	$987,733
8/31/15	$971,821	$985,063
9/30/15	$975,012	$990,905
10/31/15	$979,044	$994,119
11/30/15	$981,121	$994,576
12/31/15	$975,453	$991,885
1/31/16	$984,163	$1,006,395
2/29/16	$986,833	$1,016,068
3/31/16	$998,060	$1,024,433
4/30/16	$1,004,448	$1,026,173
5/31/16	$1,008,063	$1,030,510
6/30/16	$1,029,615	$1,050,127
7/31/16	$1,042,183	$1,056,401
8/31/16	$1,043,566	$1,055,863
9/30/16	$1,048,688	$1,055,737
10/31/16	$1,042,697	$1,045,500
11/30/16	$1,026,817	$1,028,232
12/31/16	$1,034,593	$1,031,050
1/31/17	$1,031,349	$1,027,295
2/28/17	$1,043,507	$1,036,089
3/31/17	$1,045,696	$1,035,611
4/30/17	$1,050,764	$1,042,634
5/31/17	$1,057,939	$1,048,720
6/30/17	$1,056,127	$1,045,784
7/31/17	$1,062,287	$1,049,222
8/31/17	$1,073,696	$1,058,784
9/30/17	$1,071,689	$1,053,896
10/31/17	$1,077,046	$1,058,341
11/30/17	$1,078,395	$1,059,981
12/31/17	$1,078,248	$1,062,350
1/31/18	$1,077,586	$1,054,766
2/28/18	$1,071,649	$1,052,388
3/31/18	$1,078,475	$1,061,113
4/30/18	$1,075,781	$1,057,165
5/31/18	$1,073,227	$1,061,115
6/30/18	$1,074,042	$1,063,093
7/31/18	$1,080,174	$1,063,384
8/31/18	$1,079,053	$1,066,652
9/30/18	$1,080,752	$1,062,572
10/31/18	$1,075,300	$1,060,496
11/30/18	$1,071,073	$1,065,684
12/31/18	$1,072,173	$1,081,078
1/31/19	$1,086,956	$1,092,528
2/28/19	$1,094,260	$1,093,841
3/31/19	$1,100,898	$1,113,432
4/30/19	$1,107,583	$1,114,096
5/31/19	$1,114,602	$1,130,127
6/30/19	$1,123,743	$1,145,973
7/31/19	$1,129,462	$1,154,991
8/31/19	$1,139,458	$1,181,184
9/30/19	$1,136,909	$1,175,711
10/31/19	$1,138,547	$1,173,681
11/30/19	$1,137,632	$1,172,304
12/31/19	$1,143,420	$1,169,901
1/31/20	$1,158,124	$1,191,013
2/29/20	$1,159,027	$1,205,590
3/31/20	$1,113,164	$1,186,827
4/30/20	$1,138,619	$1,206,040
5/31/20	$1,153,711	$1,209,459
6/30/20	$1,166,455	$1,215,495
7/31/20	$1,182,913	$1,228,777
8/31/20	$1,192,525	$1,219,873
9/30/20	$1,196,440	$1,224,329
10/31/20	$1,202,429	$1,224,418
11/30/20	$1,214,993	$1,231,405
12/31/20	$1,225,761	$1,235,188
1/31/21	$1,229,024	$1,228,563
2/28/21	$1,223,353	$1,209,452
3/31/21	$1,222,452	$1,204,687
4/30/21	$1,225,039	$1,207,836
5/31/21	$1,227,399	$1,210,532
6/30/21	$1,222,941	$1,216,436
7/31/21	$1,226,527	$1,231,555
8/31/21	$1,226,571	$1,229,087
9/30/21	$1,224,114	$1,217,483
10/31/21	$1,214,762	$1,214,299
11/30/21	$1,213,367	$1,222,961
12/31/21	$1,217,979	$1,218,001
1/31/22	$1,213,267	$1,198,865
2/28/22	$1,201,438	$1,182,918
3/31/22	$1,188,616	$1,157,419
4/30/22	$1,168,764	$1,126,312
5/31/22	$1,165,466	$1,124,762
6/30/22	$1,148,064	$1,107,692
7/31/22	$1,165,019	$1,135,906
8/31/22	$1,150,101	$1,106,252
9/30/22	$1,124,465	$1,070,739
10/31/22	$1,124,683	$1,067,074
11/30/22	$1,151,167	$1,094,267
12/31/22	$1,151,630	$1,081,352
1/31/23	$1,176,233	$1,106,259
2/28/23	$1,161,767	$1,088,614
3/31/23	$1,173,398	$1,112,753
4/30/23	$1,179,655	$1,118,482
5/31/23	$1,173,228	$1,114,079
6/30/23	$1,173,538	$1,113,414
7/31/23	$1,179,621	$1,113,774
8/31/23	$1,177,242	$1,112,375
9/30/23	$1,165,789	$1,093,192
10/31/23	$1,156,877	$1,085,430
11/30/23	$1,193,227	$1,122,750
12/31/23	$1,233,366	$1,158,631
1/31/24	$1,231,497	$1,156,360
2/29/24	$1,226,166	$1,148,426
3/31/24	$1,243,134	$1,158,782
4/30/24	$1,230,759	$1,140,124
5/31/24	$1,246,336	$1,150,213
6/30/24	$1,253,507	$1,160,193
7/31/24	$1,272,728	$1,182,607
8/31/24	$1,276,005	$1,195,560
9/30/24	$1,293,577	$1,209,433
10/31/24	$1,271,425	$1,193,067
11/30/24	$1,289,478	$1,207,238
12/31/24	$1,291,593	$1,197,974
1/31/25	$1,301,884	$1,202,615
2/28/25	$1,318,553	$1,217,096
3/31/25	$1,323,279	$1,212,017

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	6.45%	3.52%	2.84%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,488,829
# of Portfolio Holdings	1,496
Portfolio Turnover Rate	776%
Total Net Advisory Fees Paid During the Reporting Period	$3,079
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	89.4%
Spain	5.8%
Japan	5.6%
France	5.5%
Canada	4.9%
Cayman Islands	4.5%
United Kingdom	3.7%
Denmark	3.7%
Ireland	3.2%
Other Countries	14.4%
Short-Term Instruments	6.7%
Affiliated Investments	2.5%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	(49.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PGNPX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2025

PIMS1913TSRAR_033125

Class A: PGMAX

PIMCO Global Core Asset Allocation Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$141	1.36%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. equities contributed to relative performance, as these securities posted positive returns.

  Overweight exposure to the 3- and 5-year portion of the U.S. curve, and underweight exposure to the 30-year portion, contributed to relative performance.

  Overweight exposure to securitized credit, particularly residential mortgage-backed securities, contributed to relative performance, as these securities posted positive returns.

  Overweight exposure to the 7-year portion of the curve and underweight exposure to the 10-year portion of the curve, detracted from relative performance.

  Overweight exposure to the Brazilian real ("BRL") detracted from relative performance, as the BRL depreciated against the U.S. dollar.

  Overweight exposure to Brazilian local duration detracted from relative performance, as interest rates rose across all tenors of the Brazilian yield curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI All Country World Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	MSCI All Country World Index	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/15	$9,449	$10,000	$10,000	$10,000
4/30/15	$9,613	$10,290	$9,944	$10,152
5/31/15	$9,580	$10,277	$9,903	$10,127
6/30/15	$9,399	$10,035	$9,780	$9,934
7/31/15	$9,490	$10,122	$9,877	$10,025
8/31/15	$8,979	$9,428	$9,851	$9,602
9/30/15	$8,700	$9,087	$9,909	$9,416
10/31/15	$9,160	$9,800	$9,941	$9,871
11/30/15	$9,136	$9,719	$9,946	$9,824
12/31/15	$8,996	$9,543	$9,919	$9,707
1/31/16	$8,560	$8,968	$10,064	$9,413
2/29/16	$8,354	$8,906	$10,161	$9,410
3/31/16	$8,831	$9,566	$10,244	$9,860
4/30/16	$8,947	$9,707	$10,262	$9,954
5/31/16	$8,971	$9,720	$10,305	$9,978
6/30/16	$8,941	$9,661	$10,501	$10,018
7/31/16	$9,255	$10,077	$10,564	$10,301
8/31/16	$9,304	$10,111	$10,559	$10,319
9/30/16	$9,333	$10,173	$10,557	$10,357
10/31/16	$9,242	$10,000	$10,455	$10,211
11/30/16	$9,192	$10,076	$10,282	$10,190
12/31/16	$9,352	$10,294	$10,311	$10,334
1/31/17	$9,510	$10,575	$10,273	$10,488
2/28/17	$9,677	$10,872	$10,361	$10,701
3/31/17	$9,768	$11,005	$10,356	$10,777
4/30/17	$9,885	$11,177	$10,426	$10,907
5/31/17	$10,002	$11,423	$10,487	$11,077
6/30/17	$10,027	$11,475	$10,458	$11,095
7/31/17	$10,178	$11,796	$10,492	$11,296
8/31/17	$10,220	$11,841	$10,588	$11,363
9/30/17	$10,356	$12,070	$10,539	$11,473
10/31/17	$10,490	$12,321	$10,583	$11,636
11/30/17	$10,608	$12,559	$10,600	$11,778
12/31/17	$10,685	$12,762	$10,624	$11,903
1/31/18	$11,040	$13,482	$10,548	$12,271
2/28/18	$10,660	$12,915	$10,524	$11,951
3/31/18	$10,570	$12,639	$10,611	$11,837
4/30/18	$10,655	$12,760	$10,572	$11,888
5/31/18	$10,629	$12,776	$10,611	$11,914
6/30/18	$10,590	$12,706	$10,631	$11,884
7/31/18	$10,779	$13,090	$10,634	$12,101
8/31/18	$10,762	$13,192	$10,667	$12,173
9/30/18	$10,831	$13,250	$10,626	$12,186
10/31/18	$10,357	$12,257	$10,605	$11,628
11/30/18	$10,426	$12,436	$10,657	$11,753
12/31/18	$10,093	$11,560	$10,811	$11,324
1/31/19	$10,656	$12,473	$10,925	$11,909
2/28/19	$10,777	$12,807	$10,938	$12,106
3/31/19	$10,890	$12,968	$11,134	$12,284
4/30/19	$11,074	$13,406	$11,141	$12,536
5/31/19	$10,690	$12,610	$11,301	$12,162
6/30/19	$11,048	$13,436	$11,460	$12,708
7/31/19	$11,100	$13,475	$11,550	$12,770
8/31/19	$10,899	$13,156	$11,812	$12,704
9/30/19	$11,030	$13,433	$11,757	$12,841
10/31/19	$11,187	$13,800	$11,737	$13,043
11/30/19	$11,327	$14,137	$11,723	$13,228
12/31/19	$11,587	$14,635	$11,699	$13,496
1/31/20	$11,560	$14,473	$11,910	$13,504
2/29/20	$10,923	$13,304	$12,056	$12,916
3/31/20	$9,819	$11,508	$11,868	$11,789
4/30/20	$10,654	$12,741	$12,060	$12,623
5/31/20	$11,104	$13,295	$12,095	$12,967
6/30/20	$11,356	$13,720	$12,155	$13,242
7/31/20	$11,867	$14,446	$12,288	$13,720
8/31/20	$12,302	$15,330	$12,199	$14,184
9/30/20	$12,041	$14,835	$12,243	$13,930
10/31/20	$11,807	$14,475	$12,244	$13,727
11/30/20	$12,770	$16,259	$12,314	$14,774
12/31/20	$13,259	$17,014	$12,352	$15,204
1/31/21	$13,139	$16,937	$12,286	$15,130
2/28/21	$13,259	$17,329	$12,095	$15,246
3/31/21	$13,498	$17,792	$12,047	$15,466
4/30/21	$13,880	$18,570	$12,078	$15,888
5/31/21	$14,082	$18,859	$12,105	$16,050
6/30/21	$14,182	$19,107	$12,164	$16,209
7/31/21	$14,303	$19,239	$12,316	$16,356
8/31/21	$14,524	$19,720	$12,291	$16,589
9/30/21	$14,092	$18,906	$12,175	$16,115
10/31/21	$14,424	$19,871	$12,143	$16,592
11/30/21	$14,283	$19,392	$12,230	$16,399
12/31/21	$14,695	$20,168	$12,180	$16,766
1/31/22	$14,071	$19,177	$11,989	$16,167
2/28/22	$13,659	$18,682	$11,829	$15,830
3/31/22	$13,729	$19,087	$11,574	$15,899
4/30/22	$12,854	$17,559	$11,263	$14,965
5/31/22	$12,874	$17,579	$11,248	$14,967
6/30/22	$12,013	$16,098	$11,077	$14,119
7/31/22	$12,671	$17,222	$11,359	$14,855
8/31/22	$12,317	$16,588	$11,063	$14,372
9/30/22	$11,488	$15,000	$10,707	$13,362
10/31/22	$11,831	$15,905	$10,671	$13,827
11/30/22	$12,448	$17,139	$10,943	$14,611
12/31/22	$12,094	$16,464	$10,814	$14,198
1/31/23	$12,672	$17,644	$11,063	$14,939
2/28/23	$12,256	$17,139	$10,886	$14,587
3/31/23	$12,512	$17,667	$11,128	$14,986
4/30/23	$12,614	$17,921	$11,185	$15,146
5/31/23	$12,461	$17,729	$11,141	$15,025
6/30/23	$12,851	$18,758	$11,134	$15,545
7/31/23	$13,147	$19,445	$11,138	$15,888
8/31/23	$12,851	$18,902	$11,124	$15,614
9/30/23	$12,366	$18,120	$10,932	$15,119
10/31/23	$12,027	$17,575	$10,854	$14,803
11/30/23	$12,972	$19,197	$11,228	$15,826
12/31/23	$13,569	$20,120	$11,586	$16,485
1/31/24	$13,610	$20,237	$11,564	$16,530
2/29/24	$13,919	$21,106	$11,484	$16,910
3/31/24	$14,274	$21,769	$11,588	$17,290
4/30/24	$13,775	$21,050	$11,401	$16,836
5/31/24	$14,274	$21,905	$11,502	$17,306
6/30/24	$14,513	$22,393	$11,602	$17,597
7/31/24	$14,710	$22,754	$11,826	$17,903
8/31/24	$14,939	$23,332	$11,956	$18,255
9/30/24	$15,167	$23,874	$12,094	$18,594
10/31/24	$14,887	$23,338	$11,931	$18,243
11/30/24	$15,261	$24,211	$12,072	$18,739
12/31/24	$15,072	$23,638	$11,980	$18,415
1/31/25	$15,521	$24,432	$12,026	$18,815
2/28/25	$15,677	$24,284	$12,171	$18,837
3/31/25	$15,348	$23,325	$12,120	$18,359

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	7.53%	9.34%	4.97%
Class A (including sales charge)	1.61%	8.12%	4.38%
MSCI All Country World Index	7.15%	15.18%	8.84%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Supplemental IndexFootnote Reference1	6.19%	9.26%	6.26%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 60% MSCI All Country World Index (ACWI) and 40% Bloomberg Global Aggregate USD Hedged Index.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$285,901
# of Portfolio Holdings	995
Portfolio Turnover Rate	615%
Total Net Advisory Fees Paid During the Reporting Period	$2,390
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	18.6%
Asset-Backed Securities	9.8%
Sovereign Issues	5.4%
U.S. Treasury Obligations	4.3%
Common Stocks	2.6%
Non-Agency Mortgage-Backed Securities	2.3%
Corporate Bonds & Notes	0.2%
Short-Term Instruments	0.6%
Affiliated Investments	71.8%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(17.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PGMAX

PIMCO Global Core Asset Allocation Fund

Annual Shareholder Report |

March 31, 2025

PIMS4090TSRAR_033125

Class C: PGMCX

PIMCO Global Core Asset Allocation Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$218	2.11%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. equities contributed to relative performance, as these securities posted positive returns.

  Overweight exposure to the 3- and 5-year portion of the U.S. curve, and underweight exposure to the 30-year portion, contributed to relative performance.

  Overweight exposure to securitized credit, particularly residential mortgage-backed securities, contributed to relative performance, as these securities posted positive returns.

  Overweight exposure to the 7-year portion of the curve and underweight exposure to the 10-year portion of the curve, detracted from relative performance.

  Overweight exposure to the Brazilian real ("BRL") detracted from relative performance, as the BRL depreciated against the U.S. dollar.

  Overweight exposure to Brazilian local duration detracted from relative performance, as interest rates rose across all tenors of the Brazilian yield curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI All Country World Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	MSCI All Country World Index	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,160	$10,290	$9,944	$10,152
5/31/15	$10,124	$10,277	$9,903	$10,127
6/30/15	$9,920	$10,035	$9,780	$9,934
7/31/15	$10,009	$10,122	$9,877	$10,025
8/31/15	$9,468	$9,428	$9,851	$9,602
9/30/15	$9,176	$9,087	$9,909	$9,416
10/31/15	$9,654	$9,800	$9,941	$9,871
11/30/15	$9,619	$9,719	$9,946	$9,824
12/31/15	$9,459	$9,543	$9,919	$9,707
1/31/16	$8,998	$8,968	$10,064	$9,413
2/29/16	$8,777	$8,906	$10,161	$9,410
3/31/16	$9,273	$9,566	$10,244	$9,860
4/30/16	$9,388	$9,707	$10,262	$9,954
5/31/16	$9,406	$9,720	$10,305	$9,978
6/30/16	$9,368	$9,661	$10,501	$10,018
7/31/16	$9,697	$10,077	$10,564	$10,301
8/31/16	$9,742	$10,111	$10,559	$10,319
9/30/16	$9,763	$10,173	$10,557	$10,357
10/31/16	$9,656	$10,000	$10,455	$10,211
11/30/16	$9,602	$10,076	$10,282	$10,190
12/31/16	$9,770	$10,294	$10,311	$10,334
1/31/17	$9,921	$10,575	$10,273	$10,488
2/28/17	$10,091	$10,872	$10,361	$10,701
3/31/17	$10,182	$11,005	$10,356	$10,777
4/30/17	$10,290	$11,177	$10,426	$10,907
5/31/17	$10,415	$11,423	$10,487	$11,077
6/30/17	$10,433	$11,475	$10,458	$11,095
7/31/17	$10,576	$11,796	$10,492	$11,296
8/31/17	$10,612	$11,841	$10,588	$11,363
9/30/17	$10,756	$12,070	$10,539	$11,473
10/31/17	$10,881	$12,321	$10,583	$11,636
11/30/17	$11,007	$12,559	$10,600	$11,778
12/31/17	$11,076	$12,762	$10,624	$11,903
1/31/18	$11,435	$13,482	$10,548	$12,271
2/28/18	$11,031	$12,915	$10,524	$11,951
3/31/18	$10,935	$12,639	$10,611	$11,837
4/30/18	$11,016	$12,760	$10,572	$11,888
5/31/18	$10,980	$12,776	$10,611	$11,914
6/30/18	$10,933	$12,706	$10,631	$11,884
7/31/18	$11,124	$13,090	$10,634	$12,101
8/31/18	$11,096	$13,192	$10,667	$12,173
9/30/18	$11,157	$13,250	$10,626	$12,186
10/31/18	$10,664	$12,257	$10,605	$11,628
11/30/18	$10,728	$12,436	$10,657	$11,753
12/31/18	$10,377	$11,560	$10,811	$11,324
1/31/19	$10,954	$12,473	$10,925	$11,909
2/28/19	$11,073	$12,807	$10,938	$12,106
3/31/19	$11,183	$12,968	$11,134	$12,284
4/30/19	$11,358	$13,406	$11,141	$12,536
5/31/19	$10,961	$12,610	$11,301	$12,162
6/30/19	$11,321	$13,436	$11,460	$12,708
7/31/19	$11,367	$13,475	$11,550	$12,770
8/31/19	$11,155	$13,156	$11,812	$12,704
9/30/19	$11,284	$13,433	$11,757	$12,841
10/31/19	$11,441	$13,800	$11,737	$13,043
11/30/19	$11,570	$14,137	$11,723	$13,228
12/31/19	$11,831	$14,635	$11,699	$13,496
1/31/20	$11,794	$14,473	$11,910	$13,504
2/29/20	$11,144	$13,304	$12,056	$12,916
3/31/20	$10,004	$11,508	$11,868	$11,789
4/30/20	$10,850	$12,741	$12,060	$12,623
5/31/20	$11,302	$13,295	$12,095	$12,967
6/30/20	$11,550	$13,720	$12,155	$13,242
7/31/20	$12,065	$14,446	$12,288	$13,720
8/31/20	$12,500	$15,330	$12,199	$14,184
9/30/20	$12,218	$14,835	$12,243	$13,930
10/31/20	$11,984	$14,475	$12,244	$13,727
11/30/20	$12,939	$16,259	$12,314	$14,774
12/31/20	$13,440	$17,014	$12,352	$15,204
1/31/21	$13,305	$16,937	$12,286	$15,130
2/28/21	$13,419	$17,329	$12,095	$15,246
3/31/21	$13,653	$17,792	$12,047	$15,466
4/30/21	$14,029	$18,570	$12,078	$15,888
5/31/21	$14,217	$18,859	$12,105	$16,050
6/30/21	$14,312	$19,107	$12,164	$16,209
7/31/21	$14,416	$19,239	$12,316	$16,356
8/31/21	$14,636	$19,720	$12,291	$16,589
9/30/21	$14,197	$18,906	$12,175	$16,115
10/31/21	$14,521	$19,871	$12,143	$16,592
11/30/21	$14,364	$19,392	$12,230	$16,399
12/31/21	$14,782	$20,168	$12,180	$16,766
1/31/22	$14,144	$19,177	$11,989	$16,167
2/28/22	$13,716	$18,682	$11,829	$15,830
3/31/22	$13,768	$19,087	$11,574	$15,899
4/30/22	$12,890	$17,559	$11,263	$14,965
5/31/22	$12,911	$17,579	$11,248	$14,967
6/30/22	$12,032	$16,098	$11,077	$14,119
7/31/22	$12,682	$17,222	$11,359	$14,855
8/31/22	$12,315	$16,588	$11,063	$14,372
9/30/22	$11,487	$15,000	$10,707	$13,362
10/31/22	$11,822	$15,905	$10,671	$13,827
11/30/22	$12,431	$17,139	$10,943	$14,611
12/31/22	$12,064	$16,464	$10,814	$14,198
1/31/23	$12,630	$17,644	$11,063	$14,939
2/28/23	$12,210	$17,139	$10,886	$14,587
3/31/23	$12,467	$17,667	$11,128	$14,986
4/30/23	$12,561	$17,921	$11,185	$15,146
5/31/23	$12,393	$17,729	$11,141	$15,025
6/30/23	$12,778	$18,758	$11,134	$15,545
7/31/23	$13,063	$19,445	$11,138	$15,888
8/31/23	$12,757	$18,902	$11,124	$15,614
9/30/23	$12,274	$18,120	$10,932	$15,119
10/31/23	$11,936	$17,575	$10,854	$14,803
11/30/23	$12,846	$19,197	$11,228	$15,826
12/31/23	$13,438	$20,120	$11,586	$16,485
1/31/24	$13,470	$20,237	$11,564	$16,530
2/29/24	$13,766	$21,106	$11,484	$16,910
3/31/24	$14,118	$21,769	$11,588	$17,290
4/30/24	$13,617	$21,050	$11,401	$16,836
5/31/24	$14,097	$21,905	$11,502	$17,306
6/30/24	$14,321	$22,393	$11,602	$17,597
7/31/24	$14,502	$22,754	$11,826	$17,903
8/31/24	$14,726	$23,332	$11,956	$18,255
9/30/24	$14,940	$23,874	$12,094	$18,594
10/31/24	$14,652	$23,338	$11,931	$18,243
11/30/24	$15,014	$24,211	$12,072	$18,739
12/31/24	$14,812	$23,638	$11,980	$18,415
1/31/25	$15,239	$24,432	$12,026	$18,815
2/28/25	$15,388	$24,284	$12,171	$18,837
3/31/25	$15,059	$23,325	$12,120	$18,359

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	6.67%	8.52%	4.18%
Class C (including sales charge)	5.67%	8.52%	4.18%
MSCI All Country World Index	7.15%	15.18%	8.84%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Supplemental IndexFootnote Reference1	6.19%	9.26%	6.26%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 60% MSCI All Country World Index (ACWI) and 40% Bloomberg Global Aggregate USD Hedged Index.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$285,901
# of Portfolio Holdings	995
Portfolio Turnover Rate	615%
Total Net Advisory Fees Paid During the Reporting Period	$2,390
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	18.6%
Asset-Backed Securities	9.8%
Sovereign Issues	5.4%
U.S. Treasury Obligations	4.3%
Common Stocks	2.6%
Non-Agency Mortgage-Backed Securities	2.3%
Corporate Bonds & Notes	0.2%
Short-Term Instruments	0.6%
Affiliated Investments	71.8%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(17.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PGMCX

PIMCO Global Core Asset Allocation Fund

Annual Shareholder Report |

March 31, 2025

PIMS4290TSRAR_033125

Institutional Class: PGAIX

PIMCO Global Core Asset Allocation Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$95	0.91%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. equities contributed to relative performance, as these securities posted positive returns.

  Overweight exposure to the 3- and 5-year portion of the U.S. curve, and underweight exposure to the 30-year portion, contributed to relative performance.

  Overweight exposure to securitized credit, particularly residential mortgage-backed securities, contributed to relative performance, as these securities posted positive returns.

  Overweight exposure to the 7-year portion of the curve and underweight exposure to the 10-year portion of the curve, detracted from relative performance.

  Overweight exposure to the Brazilian real ("BRL") detracted from relative performance, as the BRL depreciated against the U.S. dollar.

  Overweight exposure to Brazilian local duration detracted from relative performance, as interest rates rose across all tenors of the Brazilian yield curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI All Country World Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	MSCI All Country World Index	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,018,261	$1,029,017	$994,409	$1,015,174
5/31/15	$1,014,783	$1,027,675	$990,287	$1,012,696
6/30/15	$995,652	$1,003,480	$978,046	$993,384
7/31/15	$1,006,087	$1,012,195	$987,733	$1,002,495
8/31/15	$953,043	$942,809	$985,063	$960,179
9/30/15	$923,478	$908,652	$990,905	$941,585
10/31/15	$973,043	$979,964	$994,119	$987,145
11/30/15	$971,304	$971,873	$994,576	$982,436
12/31/15	$956,522	$954,348	$991,885	$970,743
1/31/16	$910,435	$896,791	$1,006,395	$941,296
2/29/16	$888,696	$890,617	$1,016,068	$941,027
3/31/16	$940,870	$956,620	$1,024,433	$985,970
4/30/16	$953,043	$970,742	$1,026,173	$995,372
5/31/16	$956,522	$971,968	$1,030,511	$997,809
6/30/16	$953,572	$966,080	$1,050,127	$1,001,780
7/31/16	$987,659	$1,007,715	$1,056,401	$1,030,078
8/31/16	$992,903	$1,011,104	$1,055,863	$1,031,947
9/30/16	$996,642	$1,017,300	$1,055,737	$1,035,692
10/31/16	$986,975	$1,000,035	$1,045,500	$1,021,128
11/30/16	$981,701	$1,007,633	$1,028,232	$1,019,038
12/31/16	$1,000,219	$1,029,401	$1,031,050	$1,033,363
1/31/17	$1,017,022	$1,057,548	$1,027,295	$1,048,811
2/28/17	$1,034,709	$1,087,214	$1,036,089	$1,070,054
3/31/17	$1,046,141	$1,100,514	$1,035,611	$1,077,711
4/30/17	$1,058,584	$1,117,665	$1,042,634	$1,090,712
5/31/17	$1,071,917	$1,142,346	$1,048,720	$1,107,710
6/30/17	$1,074,583	$1,147,541	$1,045,784	$1,109,492
7/31/17	$1,091,471	$1,179,610	$1,049,222	$1,129,555
8/31/17	$1,095,915	$1,184,130	$1,058,784	$1,136,270
9/30/17	$1,110,767	$1,207,008	$1,053,896	$1,147,343
10/31/17	$1,125,065	$1,232,071	$1,058,341	$1,163,573
11/30/17	$1,139,363	$1,255,922	$1,059,981	$1,177,809
12/31/17	$1,148,076	$1,276,170	$1,062,350	$1,190,256
1/31/18	$1,185,866	$1,348,167	$1,054,766	$1,227,147
2/28/18	$1,146,277	$1,291,546	$1,052,388	$1,195,117
3/31/18	$1,136,872	$1,263,898	$1,061,113	$1,183,730
4/30/18	$1,145,931	$1,275,968	$1,057,165	$1,188,751
5/31/18	$1,144,119	$1,277,561	$1,061,115	$1,191,418
6/30/18	$1,140,027	$1,270,643	$1,063,093	$1,188,435
7/31/18	$1,161,071	$1,308,960	$1,063,384	$1,210,069
8/31/18	$1,160,156	$1,319,244	$1,066,652	$1,217,261
9/30/18	$1,166,949	$1,324,986	$1,062,572	$1,218,577
10/31/18	$1,116,372	$1,225,693	$1,060,496	$1,162,833
11/30/18	$1,124,648	$1,243,620	$1,065,684	$1,175,313
12/31/18	$1,088,915	$1,156,026	$1,081,078	$1,132,425
1/31/19	$1,150,080	$1,247,305	$1,092,528	$1,190,882
2/28/19	$1,163,054	$1,280,667	$1,093,841	$1,210,566
3/31/19	$1,176,257	$1,296,772	$1,113,432	$1,228,373
4/30/19	$1,195,892	$1,340,558	$1,114,096	$1,253,552
5/31/19	$1,155,686	$1,261,038	$1,130,127	$1,216,151
6/30/19	$1,194,957	$1,343,610	$1,145,973	$1,270,752
7/31/19	$1,200,567	$1,347,548	$1,154,991	$1,276,986
8/31/19	$1,179,997	$1,315,580	$1,181,184	$1,270,394
9/30/19	$1,194,022	$1,343,262	$1,175,711	$1,284,078
10/31/19	$1,211,788	$1,380,026	$1,173,681	$1,304,278
11/30/19	$1,226,748	$1,413,715	$1,172,304	$1,322,769
12/31/19	$1,255,556	$1,463,498	$1,169,901	$1,349,633
1/31/20	$1,253,655	$1,447,332	$1,191,013	$1,350,431
2/29/20	$1,185,222	$1,330,432	$1,205,590	$1,291,598
3/31/20	$1,064,996	$1,150,819	$1,186,827	$1,178,935
4/30/20	$1,156,704	$1,274,100	$1,206,040	$1,262,345
5/31/20	$1,205,023	$1,329,513	$1,209,459	$1,296,717
6/30/20	$1,234,037	$1,371,994	$1,215,495	$1,324,166
7/31/20	$1,289,945	$1,444,554	$1,228,777	$1,371,973
8/31/20	$1,337,721	$1,532,968	$1,219,873	$1,418,379
9/30/20	$1,308,994	$1,483,540	$1,224,329	$1,393,012
10/31/20	$1,284,928	$1,447,478	$1,224,418	$1,372,735
11/30/20	$1,389,564	$1,625,898	$1,231,405	$1,477,392
12/31/20	$1,443,866	$1,701,387	$1,235,188	$1,520,365
1/31/21	$1,430,994	$1,693,650	$1,228,563	$1,512,954
2/28/21	$1,444,939	$1,732,880	$1,209,452	$1,524,567
3/31/21	$1,471,969	$1,779,165	$1,204,687	$1,546,597
4/30/21	$1,513,158	$1,856,954	$1,207,836	$1,588,786
5/31/21	$1,535,920	$1,885,853	$1,210,532	$1,605,040
6/30/21	$1,547,887	$1,910,706	$1,216,436	$1,620,863
7/31/21	$1,560,913	$1,923,871	$1,231,555	$1,635,621
8/31/21	$1,585,879	$1,972,023	$1,229,087	$1,658,873
9/30/21	$1,539,203	$1,890,559	$1,217,483	$1,611,492
10/31/21	$1,576,109	$1,987,061	$1,214,299	$1,659,160
11/30/21	$1,560,913	$1,939,212	$1,222,961	$1,639,922
12/31/21	$1,607,588	$2,016,780	$1,218,001	$1,676,620
1/31/22	$1,540,289	$1,917,731	$1,198,865	$1,616,678
2/28/22	$1,494,699	$1,868,202	$1,182,918	$1,583,023
3/31/22	$1,502,297	$1,908,665	$1,157,419	$1,589,946
4/30/22	$1,407,861	$1,755,892	$1,126,312	$1,496,496
5/31/22	$1,411,117	$1,757,946	$1,124,762	$1,496,723
6/30/22	$1,316,149	$1,609,758	$1,107,692	$1,411,936
7/31/22	$1,389,268	$1,722,172	$1,135,906	$1,485,481
8/31/22	$1,351,071	$1,658,770	$1,106,252	$1,437,156
9/30/22	$1,260,491	$1,499,978	$1,070,739	$1,336,155
10/31/22	$1,298,687	$1,590,496	$1,067,074	$1,382,705
11/30/22	$1,367,441	$1,713,861	$1,094,267	$1,461,148
12/31/22	$1,328,293	$1,646,419	$1,081,352	$1,419,752
1/31/23	$1,391,911	$1,764,429	$1,106,259	$1,493,890
2/28/23	$1,346,939	$1,713,861	$1,088,614	$1,458,670
3/31/23	$1,375,848	$1,766,703	$1,112,753	$1,498,593
4/30/23	$1,387,965	$1,792,095	$1,118,482	$1,514,602
5/31/23	$1,371,441	$1,772,900	$1,114,079	$1,502,484
6/30/23	$1,414,824	$1,875,838	$1,113,414	$1,554,466
7/31/23	$1,448,036	$1,944,507	$1,113,774	$1,588,811
8/31/23	$1,415,931	$1,890,171	$1,112,375	$1,561,374
9/30/23	$1,363,763	$1,812,010	$1,093,192	$1,511,865
10/31/23	$1,326,995	$1,757,529	$1,085,430	$1,480,297
11/30/23	$1,430,614	$1,919,742	$1,122,750	$1,582,631
12/31/23	$1,497,352	$2,011,955	$1,158,631	$1,648,475
1/31/24	$1,502,939	$2,023,748	$1,156,360	$1,652,980
2/29/24	$1,536,462	$2,110,595	$1,148,426	$1,691,004
3/31/24	$1,577,582	$2,176,861	$1,158,782	$1,728,960
4/30/24	$1,522,248	$2,105,039	$1,140,124	$1,683,598
5/31/24	$1,578,711	$2,190,534	$1,150,213	$1,730,583
6/30/24	$1,604,684	$2,239,321	$1,160,193	$1,759,716
7/31/24	$1,627,269	$2,275,436	$1,182,607	$1,790,342
8/31/24	$1,653,243	$2,333,224	$1,195,560	$1,825,467
9/30/24	$1,679,216	$2,387,427	$1,209,433	$1,859,384
10/31/24	$1,648,725	$2,333,837	$1,193,067	$1,824,278
11/30/24	$1,690,508	$2,421,131	$1,207,238	$1,873,886
12/31/24	$1,671,059	$2,363,818	$1,197,974	$1,841,519
1/31/25	$1,721,111	$2,443,163	$1,202,615	$1,881,461
2/28/25	$1,738,174	$2,428,445	$1,217,096	$1,883,722
3/31/25	$1,702,826	$2,332,509	$1,212,017	$1,835,928

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.94%	9.84%	5.47%
MSCI All Country World Index	7.15%	15.18%	8.84%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Supplemental IndexFootnote Reference1	6.19%	9.26%	6.26%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 60% MSCI All Country World Index (ACWI) and 40% Bloomberg Global Aggregate USD Hedged Index.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$285,901
# of Portfolio Holdings	995
Portfolio Turnover Rate	615%
Total Net Advisory Fees Paid During the Reporting Period	$2,390
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	18.6%
Asset-Backed Securities	9.8%
Sovereign Issues	5.4%
U.S. Treasury Obligations	4.3%
Common Stocks	2.6%
Non-Agency Mortgage-Backed Securities	2.3%
Corporate Bonds & Notes	0.2%
Short-Term Instruments	0.6%
Affiliated Investments	71.8%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(17.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PGAIX

PIMCO Global Core Asset Allocation Fund

Annual Shareholder Report |

March 31, 2025

PIMS1828TSRAR_033125

I-2: PGAPX

PIMCO Global Core Asset Allocation Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$105	1.01%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. equities contributed to relative performance, as these securities posted positive returns.

  Overweight exposure to the 3- and 5-year portion of the U.S. curve, and underweight exposure to the 30-year portion, contributed to relative performance.

  Overweight exposure to securitized credit, particularly residential mortgage-backed securities, contributed to relative performance, as these securities posted positive returns.

  Overweight exposure to the 7-year portion of the curve and underweight exposure to the 10-year portion of the curve, detracted from relative performance.

  Overweight exposure to the Brazilian real ("BRL") detracted from relative performance, as the BRL depreciated against the U.S. dollar.

  Overweight exposure to Brazilian local duration detracted from relative performance, as interest rates rose across all tenors of the Brazilian yield curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI All Country World Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	MSCI All Country World Index	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,017,391	$1,029,017	$994,409	$1,015,174
5/31/15	$1,014,783	$1,027,675	$990,287	$1,012,696
6/30/15	$995,652	$1,003,480	$978,046	$993,384
7/31/15	$1,005,217	$1,012,195	$987,733	$1,002,495
8/31/15	$952,174	$942,809	$985,063	$960,179
9/30/15	$922,609	$908,652	$990,905	$941,585
10/31/15	$972,174	$979,964	$994,119	$987,145
11/30/15	$970,435	$971,873	$994,576	$982,436
12/31/15	$954,783	$954,348	$991,885	$970,743
1/31/16	$909,565	$896,791	$1,006,395	$941,296
2/29/16	$887,826	$890,617	$1,016,068	$941,027
3/31/16	$939,130	$956,620	$1,024,433	$985,970
4/30/16	$951,304	$970,742	$1,026,173	$995,372
5/31/16	$954,783	$971,968	$1,030,511	$997,809
6/30/16	$951,623	$966,080	$1,050,127	$1,001,780
7/31/16	$985,703	$1,007,715	$1,056,401	$1,030,078
8/31/16	$990,946	$1,011,104	$1,055,863	$1,031,947
9/30/16	$994,414	$1,017,300	$1,055,737	$1,035,692
10/31/16	$984,751	$1,000,035	$1,045,500	$1,021,128
11/30/16	$980,358	$1,007,633	$1,028,232	$1,019,038
12/31/16	$997,677	$1,029,401	$1,031,050	$1,033,363
1/31/17	$1,014,467	$1,057,548	$1,027,295	$1,048,811
2/28/17	$1,033,024	$1,087,214	$1,036,089	$1,070,054
3/31/17	$1,043,357	$1,100,514	$1,035,611	$1,077,711
4/30/17	$1,055,788	$1,117,665	$1,042,634	$1,090,712
5/31/17	$1,069,108	$1,142,346	$1,048,720	$1,107,710
6/30/17	$1,071,772	$1,147,541	$1,045,784	$1,109,492
7/31/17	$1,087,755	$1,179,610	$1,049,222	$1,129,555
8/31/17	$1,093,083	$1,184,130	$1,058,784	$1,136,270
9/30/17	$1,107,454	$1,207,008	$1,053,896	$1,147,343
10/31/17	$1,121,733	$1,232,071	$1,058,341	$1,163,573
11/30/17	$1,136,011	$1,255,922	$1,059,981	$1,177,809
12/31/17	$1,144,412	$1,276,170	$1,062,350	$1,190,256
1/31/18	$1,182,140	$1,348,167	$1,054,766	$1,227,147
2/28/18	$1,141,717	$1,291,546	$1,052,388	$1,195,117
3/31/18	$1,132,981	$1,263,898	$1,061,113	$1,183,730
4/30/18	$1,142,023	$1,275,968	$1,057,165	$1,188,751
5/31/18	$1,140,215	$1,277,561	$1,061,115	$1,191,418
6/30/18	$1,135,929	$1,270,643	$1,063,093	$1,188,435
7/31/18	$1,156,931	$1,308,960	$1,063,384	$1,210,069
8/31/18	$1,155,105	$1,319,244	$1,066,652	$1,217,261
9/30/18	$1,162,502	$1,324,986	$1,062,572	$1,218,577
10/31/18	$1,112,038	$1,225,693	$1,060,496	$1,162,833
11/30/18	$1,120,295	$1,243,620	$1,065,684	$1,175,313
12/31/18	$1,084,293	$1,156,026	$1,081,078	$1,132,425
1/31/19	$1,145,302	$1,247,305	$1,092,528	$1,190,882
2/28/19	$1,158,244	$1,280,667	$1,093,841	$1,210,566
3/31/19	$1,171,162	$1,296,772	$1,113,432	$1,228,373
4/30/19	$1,190,743	$1,340,558	$1,114,096	$1,253,552
5/31/19	$1,150,648	$1,261,038	$1,130,127	$1,216,151
6/30/19	$1,188,878	$1,343,610	$1,145,973	$1,270,752
7/31/19	$1,194,473	$1,347,548	$1,154,991	$1,276,986
8/31/19	$1,173,959	$1,315,580	$1,181,184	$1,270,394
9/30/19	$1,187,946	$1,343,262	$1,175,711	$1,284,078
10/31/19	$1,205,662	$1,380,026	$1,173,681	$1,304,278
11/30/19	$1,220,582	$1,413,715	$1,172,304	$1,322,769
12/31/19	$1,249,391	$1,463,498	$1,169,901	$1,349,633
1/31/20	$1,246,550	$1,447,332	$1,191,013	$1,350,431
2/29/20	$1,178,349	$1,330,432	$1,205,590	$1,291,598
3/31/20	$1,059,217	$1,150,819	$1,186,827	$1,178,935
4/30/20	$1,149,614	$1,274,100	$1,206,040	$1,262,345
5/31/20	$1,198,743	$1,329,513	$1,209,459	$1,296,717
6/30/20	$1,226,432	$1,371,994	$1,215,495	$1,324,166
7/31/20	$1,282,133	$1,444,554	$1,228,777	$1,371,973
8/31/20	$1,329,731	$1,532,968	$1,219,873	$1,418,379
9/30/20	$1,301,834	$1,483,540	$1,224,329	$1,393,012
10/31/20	$1,276,819	$1,447,478	$1,224,418	$1,372,735
11/30/20	$1,381,049	$1,625,898	$1,231,405	$1,477,392
12/31/20	$1,434,726	$1,701,387	$1,235,188	$1,520,365
1/31/21	$1,421,907	$1,693,650	$1,228,563	$1,512,954
2/28/21	$1,435,795	$1,732,880	$1,209,452	$1,524,567
3/31/21	$1,462,406	$1,779,165	$1,204,687	$1,546,597
4/30/21	$1,503,418	$1,856,954	$1,207,836	$1,588,786
5/31/21	$1,526,083	$1,885,853	$1,210,532	$1,605,040
6/30/21	$1,537,740	$1,910,706	$1,216,436	$1,620,863
7/31/21	$1,550,708	$1,923,871	$1,231,555	$1,635,621
8/31/21	$1,574,482	$1,972,023	$1,229,087	$1,658,873
9/30/21	$1,529,095	$1,890,559	$1,217,483	$1,611,492
10/31/21	$1,565,837	$1,987,061	$1,214,299	$1,659,160
11/30/21	$1,549,627	$1,939,212	$1,222,961	$1,639,922
12/31/21	$1,596,095	$2,016,780	$1,218,001	$1,676,620
1/31/22	$1,529,095	$1,917,731	$1,198,865	$1,616,678
2/28/22	$1,483,709	$1,868,202	$1,182,918	$1,583,023
3/31/22	$1,491,273	$1,908,665	$1,157,419	$1,589,946
4/30/22	$1,397,258	$1,755,892	$1,126,312	$1,496,496
5/31/22	$1,400,500	$1,757,946	$1,124,762	$1,496,723
6/30/22	$1,306,799	$1,609,758	$1,107,692	$1,411,936
7/31/22	$1,378,494	$1,722,172	$1,135,906	$1,485,481
8/31/22	$1,340,474	$1,658,770	$1,106,252	$1,437,156
9/30/22	$1,250,313	$1,499,978	$1,070,739	$1,336,155
10/31/22	$1,288,333	$1,590,496	$1,067,074	$1,382,705
11/30/22	$1,355,682	$1,713,861	$1,094,267	$1,461,148
12/31/22	$1,317,003	$1,646,419	$1,081,352	$1,419,752
1/31/23	$1,380,289	$1,764,429	$1,106,259	$1,493,890
2/28/23	$1,335,552	$1,713,861	$1,088,614	$1,458,670
3/31/23	$1,365,120	$1,766,703	$1,112,753	$1,498,593
4/30/23	$1,376,076	$1,792,095	$1,118,482	$1,514,602
5/31/23	$1,359,642	$1,772,900	$1,114,079	$1,502,484
6/30/23	$1,402,538	$1,875,838	$1,113,414	$1,554,466
7/31/23	$1,435,565	$1,944,507	$1,113,774	$1,588,811
8/31/23	$1,403,639	$1,890,171	$1,112,375	$1,561,374
9/30/23	$1,351,424	$1,812,010	$1,093,192	$1,511,865
10/31/23	$1,314,869	$1,757,529	$1,085,430	$1,480,297
11/30/23	$1,416,780	$1,919,742	$1,122,750	$1,582,631
12/31/23	$1,482,711	$2,011,955	$1,158,631	$1,648,475
1/31/24	$1,489,375	$2,023,748	$1,156,360	$1,652,980
2/29/24	$1,522,694	$2,110,595	$1,148,426	$1,691,004
3/31/24	$1,562,121	$2,176,861	$1,158,782	$1,728,960
4/30/24	$1,508,254	$2,105,039	$1,140,124	$1,683,598
5/31/24	$1,563,243	$2,190,534	$1,150,213	$1,730,583
6/30/24	$1,589,054	$2,239,321	$1,160,193	$1,759,716
7/31/24	$1,611,498	$2,275,436	$1,182,607	$1,790,342
8/31/24	$1,637,309	$2,333,224	$1,195,560	$1,825,467
9/30/24	$1,663,120	$2,387,427	$1,209,433	$1,859,384
10/31/24	$1,632,820	$2,333,837	$1,193,067	$1,824,278
11/30/24	$1,674,342	$2,421,131	$1,207,238	$1,873,886
12/31/24	$1,653,798	$2,363,818	$1,197,974	$1,841,519
1/31/25	$1,703,502	$2,443,163	$1,202,615	$1,881,461
2/28/25	$1,720,447	$2,428,445	$1,217,096	$1,883,722
3/31/25	$1,684,980	$2,332,509	$1,212,017	$1,835,928

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	7.86%	9.73%	5.36%
MSCI All Country World Index	7.15%	15.18%	8.84%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Supplemental IndexFootnote Reference1	6.19%	9.26%	6.26%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 60% MSCI All Country World Index (ACWI) and 40% Bloomberg Global Aggregate USD Hedged Index.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$285,901
# of Portfolio Holdings	995
Portfolio Turnover Rate	615%
Total Net Advisory Fees Paid During the Reporting Period	$2,390
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	18.6%
Asset-Backed Securities	9.8%
Sovereign Issues	5.4%
U.S. Treasury Obligations	4.3%
Common Stocks	2.6%
Non-Agency Mortgage-Backed Securities	2.3%
Corporate Bonds & Notes	0.2%
Short-Term Instruments	0.6%
Affiliated Investments	71.8%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(17.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PGAPX

PIMCO Global Core Asset Allocation Fund

Annual Shareholder Report |

March 31, 2025

PIMS1933TSRAR_033125

Class A: PYMAX

PIMCO High Yield Municipal Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.85%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  A tactical allocation to taxable municipals contributed to performance, as select taxable municipal holdings outperformed the broader high yield municipal market.

  Security selection within the electric utility sector contributed to performance, as the Fund's holdings outperformed the broader high yield municipal market.

  Security selection within the lease-backed sector contributed to performance, as the Fund's holdings outperformed the broader high yield municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the healthcare sector detracted from performance, as the sector outperformed the broader high yield municipal market.

  Security selection within the education sector detracted from performance, as the Fund's holdings underperformed the broader high yield municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
3/31/15	$9,775	$10,000	$10,000
4/30/15	$9,775	$9,948	$9,959
5/31/15	$9,719	$9,920	$10,071
6/30/15	$9,691	$9,911	$9,700
7/31/15	$9,728	$9,983	$9,648
8/31/15	$9,749	$10,002	$9,687
9/30/15	$9,886	$10,075	$9,893
10/31/15	$9,997	$10,115	$10,013
11/30/15	$10,074	$10,155	$10,054
12/31/15	$10,184	$10,226	$10,069
1/31/16	$10,317	$10,348	$10,126
2/29/16	$10,361	$10,365	$10,237
3/31/16	$10,474	$10,398	$10,345
4/30/16	$10,598	$10,474	$10,408
5/31/16	$10,687	$10,502	$10,545
6/30/16	$10,931	$10,669	$10,873
7/31/16	$10,952	$10,676	$10,944
8/31/16	$11,009	$10,690	$10,984
9/30/16	$10,984	$10,637	$11,013
10/31/16	$10,812	$10,525	$10,876
11/30/16	$10,275	$10,133	$10,229
12/31/16	$10,383	$10,252	$10,370
1/31/17	$10,453	$10,319	$10,516
2/28/17	$10,608	$10,391	$10,766
3/31/17	$10,706	$10,414	$10,791
4/30/17	$10,837	$10,489	$10,864
5/31/17	$11,009	$10,656	$11,030
6/30/17	$11,013	$10,617	$11,006
7/31/17	$11,073	$10,703	$11,078
8/31/17	$11,219	$10,785	$11,231
9/30/17	$11,182	$10,730	$11,171
10/31/17	$11,168	$10,756	$11,201
11/30/17	$11,192	$10,699	$11,230
12/31/17	$11,368	$10,810	$11,375
1/31/18	$11,304	$10,683	$11,269
2/28/18	$11,279	$10,651	$11,277
3/31/18	$11,344	$10,691	$11,442
4/30/18	$11,367	$10,652	$11,493
5/31/18	$11,543	$10,774	$11,733
6/30/18	$11,581	$10,784	$11,792
7/31/18	$11,655	$10,810	$11,833
8/31/18	$11,694	$10,837	$11,928
9/30/18	$11,637	$10,767	$11,881
10/31/18	$11,480	$10,701	$11,732
11/30/18	$11,493	$10,819	$11,815
12/31/18	$11,588	$10,949	$11,916
1/31/19	$11,650	$11,032	$11,996
2/28/19	$11,767	$11,091	$12,061
3/31/19	$12,028	$11,266	$12,373
4/30/19	$12,119	$11,308	$12,443
5/31/19	$12,319	$11,464	$12,644
6/30/19	$12,354	$11,507	$12,710
7/31/19	$12,442	$11,599	$12,790
8/31/19	$12,732	$11,782	$13,098
9/30/19	$12,684	$11,688	$13,071
10/31/19	$12,666	$11,709	$13,099
11/30/19	$12,702	$11,738	$13,150
12/31/19	$12,755	$11,774	$13,189
1/31/20	$13,021	$11,986	$13,514
2/29/20	$13,337	$12,140	$13,799
3/31/20	$12,308	$11,700	$12,281
4/30/20	$11,944	$11,553	$11,867
5/31/20	$12,344	$11,920	$12,351
6/30/20	$12,731	$12,019	$12,840
7/31/20	$13,008	$12,221	$13,189
8/31/20	$12,993	$12,164	$13,224
9/30/20	$12,969	$12,166	$13,237
10/31/20	$12,944	$12,130	$13,261
11/30/20	$13,263	$12,313	$13,579
12/31/20	$13,506	$12,388	$13,834
1/31/21	$13,711	$12,467	$14,122
2/28/21	$13,511	$12,269	$13,974
3/31/21	$13,609	$12,344	$14,126
4/30/21	$13,793	$12,448	$14,332
5/31/21	$13,933	$12,485	$14,497
6/30/21	$14,105	$12,519	$14,681
7/31/21	$14,264	$12,623	$14,857
8/31/21	$14,209	$12,577	$14,834
9/30/21	$14,098	$12,486	$14,737
10/31/21	$14,030	$12,449	$14,677
11/30/21	$14,218	$12,555	$14,870
12/31/21	$14,208	$12,576	$14,908
1/31/22	$13,845	$12,231	$14,491
2/28/22	$13,733	$12,188	$14,457
3/31/22	$13,243	$11,793	$13,935
4/30/22	$12,800	$11,466	$13,440
5/31/22	$12,970	$11,637	$13,588
6/30/22	$12,554	$11,446	$13,154
7/31/22	$12,993	$11,749	$13,645
8/31/22	$12,695	$11,491	$13,341
9/30/22	$11,999	$11,050	$12,519
10/31/22	$11,743	$10,958	$12,262
11/30/22	$12,385	$11,471	$12,976
12/31/22	$12,326	$11,504	$12,955
1/31/23	$12,776	$11,834	$13,530
2/28/23	$12,459	$11,566	$13,105
3/31/23	$12,646	$11,823	$13,309
4/30/23	$12,751	$11,796	$13,386
5/31/23	$12,691	$11,694	$13,293
6/30/23	$12,865	$11,811	$13,529
7/31/23	$12,879	$11,858	$13,617
8/31/23	$12,758	$11,687	$13,411
9/30/23	$12,374	$11,344	$12,955
10/31/23	$12,125	$11,248	$12,747
11/30/23	$12,974	$11,962	$13,735
12/31/23	$13,387	$12,240	$14,148
1/31/24	$13,435	$12,177	$14,082
2/29/24	$13,516	$12,193	$14,193
3/31/24	$13,565	$12,193	$14,362
4/30/24	$13,391	$12,042	$14,273
5/31/24	$13,475	$12,006	$14,382
6/30/24	$13,730	$12,190	$14,734
7/31/24	$13,891	$12,301	$14,895
8/31/24	$13,992	$12,398	$15,071
9/30/24	$14,186	$12,521	$15,206
10/31/24	$13,989	$12,338	$14,975
11/30/24	$14,218	$12,552	$15,296
12/31/24	$13,953	$12,369	$15,042
1/31/25	$14,034	$12,431	$15,156
2/28/25	$14,228	$12,554	$15,345
3/31/25	$13,973	$12,341	$15,165

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	3.00%	2.57%	3.64%
Class A (including sales charge)	0.69%	2.10%	3.40%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg High Yield Municipal Bond Index	5.59%	4.31%	4.25%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,567,647
# of Portfolio Holdings	909
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid During the Reporting Period	$15,035
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	11.5%
Local or Guaranteed Housing	10.9%
Port, Airport & Marina Revenue	8.0%
Electric Power & Light Revenue	5.9%
Ad Valorem Property Tax	5.9%
Industrial Revenue	5.8%
Natural Gas Revenue	5.3%
Tobacco Settlement Funded	4.9%
Water Revenue	4.9%
Sales Tax Revenue	4.3%
U.S. Government Agencies	3.6%
Miscellaneous Revenue	2.9%
Other Investments	24.5%
Short-Term Instruments	0.3%
Affiliated Investments	0.7%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PYMAX

PIMCO High Yield Municipal Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS4025TSRAR_033125

Class C: PYMCX

PIMCO High Yield Municipal Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$162	1.60%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  A tactical allocation to taxable municipals contributed to performance, as select taxable municipal holdings outperformed the broader high yield municipal market.

  Security selection within the electric utility sector contributed to performance, as the Fund's holdings outperformed the broader high yield municipal market.

  Security selection within the lease-backed sector contributed to performance, as the Fund's holdings outperformed the broader high yield municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the healthcare sector detracted from performance, as the sector outperformed the broader high yield municipal market.

  Security selection within the education sector detracted from performance, as the Fund's holdings underperformed the broader high yield municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,994	$9,948	$9,959
5/31/15	$9,930	$9,920	$10,071
6/30/15	$9,896	$9,911	$9,700
7/31/15	$9,927	$9,983	$9,648
8/31/15	$9,942	$10,002	$9,687
9/30/15	$10,075	$10,075	$9,893
10/31/15	$10,183	$10,115	$10,013
11/30/15	$10,254	$10,155	$10,054
12/31/15	$10,359	$10,226	$10,069
1/31/16	$10,489	$10,348	$10,126
2/29/16	$10,527	$10,365	$10,237
3/31/16	$10,635	$10,398	$10,345
4/30/16	$10,755	$10,474	$10,408
5/31/16	$10,838	$10,502	$10,545
6/30/16	$11,079	$10,669	$10,873
7/31/16	$11,093	$10,676	$10,944
8/31/16	$11,144	$10,690	$10,984
9/30/16	$11,111	$10,637	$11,013
10/31/16	$10,931	$10,525	$10,876
11/30/16	$10,381	$10,133	$10,229
12/31/16	$10,483	$10,252	$10,370
1/31/17	$10,547	$10,319	$10,516
2/28/17	$10,698	$10,391	$10,766
3/31/17	$10,789	$10,414	$10,791
4/30/17	$10,915	$10,489	$10,864
5/31/17	$11,081	$10,656	$11,030
6/30/17	$11,078	$10,617	$11,006
7/31/17	$11,132	$10,703	$11,078
8/31/17	$11,272	$10,785	$11,231
9/30/17	$11,227	$10,730	$11,171
10/31/17	$11,206	$10,756	$11,201
11/30/17	$11,224	$10,699	$11,230
12/31/17	$11,392	$10,810	$11,375
1/31/18	$11,321	$10,683	$11,269
2/28/18	$11,290	$10,651	$11,277
3/31/18	$11,347	$10,691	$11,442
4/30/18	$11,364	$10,652	$11,493
5/31/18	$11,532	$10,774	$11,733
6/30/18	$11,563	$10,784	$11,792
7/31/18	$11,630	$10,810	$11,833
8/31/18	$11,661	$10,837	$11,928
9/30/18	$11,597	$10,767	$11,881
10/31/18	$11,433	$10,701	$11,732
11/30/18	$11,439	$10,819	$11,815
12/31/18	$11,526	$10,949	$11,916
1/31/19	$11,582	$11,032	$11,996
2/28/19	$11,690	$11,091	$12,061
3/31/19	$11,943	$11,266	$12,373
4/30/19	$12,026	$11,308	$12,443
5/31/19	$12,216	$11,464	$12,644
6/30/19	$12,244	$11,507	$12,710
7/31/19	$12,323	$11,599	$12,790
8/31/19	$12,602	$11,782	$13,098
9/30/19	$12,547	$11,688	$13,071
10/31/19	$12,521	$11,709	$13,099
11/30/19	$12,549	$11,738	$13,150
12/31/19	$12,594	$11,774	$13,189
1/31/20	$12,847	$11,986	$13,514
2/29/20	$13,152	$12,140	$13,799
3/31/20	$12,129	$11,700	$12,281
4/30/20	$11,764	$11,553	$11,867
5/31/20	$12,150	$11,920	$12,351
6/30/20	$12,523	$12,019	$12,840
7/31/20	$12,788	$12,221	$13,189
8/31/20	$12,765	$12,164	$13,224
9/30/20	$12,733	$12,166	$13,237
10/31/20	$12,700	$12,130	$13,261
11/30/20	$13,006	$12,313	$13,579
12/31/20	$13,235	$12,388	$13,834
1/31/21	$13,428	$12,467	$14,122
2/28/21	$13,225	$12,269	$13,974
3/31/21	$13,312	$12,344	$14,126
4/30/21	$13,483	$12,448	$14,332
5/31/21	$13,612	$12,485	$14,497
6/30/21	$13,772	$12,519	$14,681
7/31/21	$13,918	$12,623	$14,857
8/31/21	$13,855	$12,577	$14,834
9/30/21	$13,738	$12,486	$14,737
10/31/21	$13,663	$12,449	$14,677
11/30/21	$13,838	$12,555	$14,870
12/31/21	$13,819	$12,576	$14,908
1/31/22	$13,458	$12,231	$14,491
2/28/22	$13,341	$12,188	$14,457
3/31/22	$12,857	$11,793	$13,935
4/30/22	$12,419	$11,466	$13,440
5/31/22	$12,576	$11,637	$13,588
6/30/22	$12,165	$11,446	$13,154
7/31/22	$12,582	$11,749	$13,645
8/31/22	$12,286	$11,491	$13,341
9/30/22	$11,605	$11,050	$12,519
10/31/22	$11,350	$10,958	$12,262
11/30/22	$11,964	$11,471	$12,976
12/31/22	$11,898	$11,504	$12,955
1/31/23	$12,326	$11,834	$13,530
2/28/23	$12,013	$11,566	$13,105
3/31/23	$12,185	$11,823	$13,309
4/30/23	$12,279	$11,796	$13,386
5/31/23	$12,213	$11,694	$13,293
6/30/23	$12,373	$11,811	$13,529
7/31/23	$12,379	$11,858	$13,617
8/31/23	$12,255	$11,687	$13,411
9/30/23	$11,878	$11,344	$12,955
10/31/23	$11,632	$11,248	$12,747
11/30/23	$12,439	$11,962	$13,735
12/31/23	$12,827	$12,240	$14,148
1/31/24	$12,865	$12,177	$14,082
2/29/24	$12,935	$12,193	$14,193
3/31/24	$12,974	$12,193	$14,362
4/30/24	$12,799	$12,042	$14,273
5/31/24	$12,871	$12,006	$14,382
6/30/24	$13,106	$12,190	$14,734
7/31/24	$13,252	$12,301	$14,895
8/31/24	$13,340	$12,398	$15,071
9/30/24	$13,516	$12,521	$15,206
10/31/24	$13,321	$12,338	$14,975
11/30/24	$13,530	$12,552	$15,296
12/31/24	$13,269	$12,369	$15,042
1/31/25	$13,337	$12,431	$15,156
2/28/25	$13,514	$12,554	$15,345
3/31/25	$13,264	$12,341	$15,165

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	2.24%	1.80%	2.86%
Class C (including sales charge)	1.25%	1.80%	2.86%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg High Yield Municipal Bond Index	5.59%	4.31%	4.25%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,567,647
# of Portfolio Holdings	909
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid During the Reporting Period	$15,035
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	11.5%
Local or Guaranteed Housing	10.9%
Port, Airport & Marina Revenue	8.0%
Electric Power & Light Revenue	5.9%
Ad Valorem Property Tax	5.9%
Industrial Revenue	5.8%
Natural Gas Revenue	5.3%
Tobacco Settlement Funded	4.9%
Water Revenue	4.9%
Sales Tax Revenue	4.3%
U.S. Government Agencies	3.6%
Miscellaneous Revenue	2.9%
Other Investments	24.5%
Short-Term Instruments	0.3%
Affiliated Investments	0.7%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PYMCX

PIMCO High Yield Municipal Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS4225TSRAR_033125

I-3: PYMNX

PIMCO High Yield Municipal Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$71	0.70%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  A tactical allocation to taxable municipals contributed to performance, as select taxable municipal holdings outperformed the broader high yield municipal market.

  Security selection within the electric utility sector contributed to performance, as the Fund's holdings outperformed the broader high yield municipal market.

  Security selection within the lease-backed sector contributed to performance, as the Fund's holdings outperformed the broader high yield municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the healthcare sector detracted from performance, as the sector outperformed the broader high yield municipal market.

  Security selection within the education sector detracted from performance, as the Fund's holdings underperformed the broader high yield municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (7/30/2021), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	Bloomberg Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,000,137	$994,753	$995,908
5/31/15	$994,515	$992,005	$1,007,145
6/30/15	$991,806	$991,101	$970,001
7/31/15	$995,707	$998,280	$964,754
8/31/15	$997,937	$1,000,240	$968,747
9/30/15	$1,012,074	$1,007,486	$989,308
10/31/15	$1,023,644	$1,011,492	$1,001,342
11/30/15	$1,031,571	$1,015,513	$1,005,358
12/31/15	$1,043,036	$1,022,648	$1,006,915
1/31/16	$1,056,799	$1,034,850	$1,012,617
2/29/16	$1,061,394	$1,036,478	$1,023,747
3/31/16	$1,073,101	$1,039,761	$1,034,512
4/30/16	$1,085,974	$1,047,406	$1,040,836
5/31/16	$1,095,208	$1,050,239	$1,054,525
6/30/16	$1,120,335	$1,066,947	$1,087,304
7/31/16	$1,122,623	$1,067,598	$1,094,409
8/31/16	$1,128,692	$1,069,039	$1,098,365
9/30/16	$1,126,204	$1,063,703	$1,101,277
10/31/16	$1,108,767	$1,052,544	$1,087,612
11/30/16	$1,053,724	$1,013,289	$1,022,886
12/31/16	$1,064,944	$1,025,185	$1,037,017
1/31/17	$1,072,257	$1,031,944	$1,051,568
2/28/17	$1,088,265	$1,039,109	$1,076,641
3/31/17	$1,098,484	$1,041,365	$1,079,079
4/30/17	$1,112,068	$1,048,921	$1,086,391
5/31/17	$1,129,847	$1,065,568	$1,103,019
6/30/17	$1,130,418	$1,061,747	$1,100,597
7/31/17	$1,136,741	$1,070,337	$1,107,811
8/31/17	$1,151,919	$1,078,482	$1,123,082
9/30/17	$1,148,225	$1,072,999	$1,117,063
10/31/17	$1,146,901	$1,075,618	$1,120,133
11/30/17	$1,149,571	$1,069,859	$1,122,956
12/31/17	$1,167,721	$1,081,041	$1,137,537
1/31/18	$1,161,291	$1,068,314	$1,126,885
2/28/18	$1,158,894	$1,065,122	$1,127,678
3/31/18	$1,165,674	$1,069,053	$1,144,191
4/30/18	$1,168,217	$1,065,238	$1,149,310
5/31/18	$1,186,439	$1,077,436	$1,173,337
6/30/18	$1,190,542	$1,078,356	$1,179,201
7/31/18	$1,198,258	$1,080,972	$1,183,349
8/31/18	$1,202,506	$1,083,748	$1,192,829
9/30/18	$1,196,708	$1,076,732	$1,188,111
10/31/18	$1,180,711	$1,070,102	$1,173,248
11/30/18	$1,182,268	$1,081,946	$1,181,478
12/31/18	$1,192,122	$1,094,900	$1,191,648
1/31/19	$1,198,717	$1,103,177	$1,199,631
2/28/19	$1,210,810	$1,109,084	$1,206,130
3/31/19	$1,237,852	$1,126,616	$1,237,274
4/30/19	$1,247,386	$1,130,850	$1,244,256
5/31/19	$1,268,179	$1,146,440	$1,264,422
6/30/19	$1,271,894	$1,150,673	$1,271,037
7/31/19	$1,281,085	$1,159,947	$1,279,011
8/31/19	$1,311,139	$1,178,243	$1,309,788
9/30/19	$1,306,357	$1,168,798	$1,307,107
10/31/19	$1,304,617	$1,170,893	$1,309,912
11/30/19	$1,308,532	$1,173,821	$1,314,972
12/31/19	$1,314,198	$1,177,405	$1,318,883
1/31/20	$1,341,693	$1,198,559	$1,351,384
2/29/20	$1,374,487	$1,214,015	$1,379,864
3/31/20	$1,268,537	$1,169,979	$1,228,130
4/30/20	$1,231,196	$1,155,296	$1,186,688
5/31/20	$1,272,635	$1,192,047	$1,235,130
6/30/20	$1,312,649	$1,201,858	$1,284,028
7/31/20	$1,341,440	$1,222,100	$1,318,926
8/31/20	$1,340,016	$1,216,366	$1,322,390
9/30/20	$1,337,646	$1,216,624	$1,323,707
10/31/20	$1,335,278	$1,212,970	$1,326,055
11/30/20	$1,368,342	$1,231,274	$1,357,915
12/31/20	$1,393,688	$1,238,775	$1,383,359
1/31/21	$1,414,899	$1,246,669	$1,412,225
2/28/21	$1,394,516	$1,226,861	$1,397,432
3/31/21	$1,404,729	$1,234,427	$1,412,553
4/30/21	$1,423,946	$1,244,781	$1,433,244
5/31/21	$1,438,570	$1,248,495	$1,449,697
6/30/21	$1,456,522	$1,251,923	$1,468,103
7/31/21	$1,473,152	$1,262,306	$1,485,717
8/31/21	$1,467,624	$1,257,674	$1,483,388
9/30/21	$1,456,337	$1,248,597	$1,473,713
10/31/21	$1,449,503	$1,244,947	$1,467,689
11/30/21	$1,469,166	$1,255,545	$1,486,975
12/31/21	$1,468,263	$1,257,570	$1,490,814
1/31/22	$1,431,025	$1,223,147	$1,449,102
2/28/22	$1,419,557	$1,218,765	$1,445,735
3/31/22	$1,369,105	$1,179,256	$1,393,494
4/30/22	$1,323,511	$1,146,639	$1,343,998
5/31/22	$1,341,250	$1,163,672	$1,358,770
6/30/22	$1,298,387	$1,144,613	$1,315,373
7/31/22	$1,343,916	$1,174,856	$1,364,462
8/31/22	$1,313,258	$1,149,107	$1,334,104
9/30/22	$1,241,464	$1,105,003	$1,251,904
10/31/22	$1,215,127	$1,095,814	$1,226,226
11/30/22	$1,281,736	$1,147,069	$1,297,620
12/31/22	$1,275,763	$1,150,353	$1,295,493
1/31/23	$1,322,564	$1,183,397	$1,353,020
2/28/23	$1,289,868	$1,156,638	$1,310,548
3/31/23	$1,309,408	$1,182,301	$1,330,913
4/30/23	$1,320,393	$1,179,600	$1,338,580
5/31/23	$1,314,375	$1,169,378	$1,329,325
6/30/23	$1,332,604	$1,181,092	$1,352,914
7/31/23	$1,334,199	$1,185,764	$1,361,732
8/31/23	$1,321,839	$1,168,693	$1,341,082
9/30/23	$1,282,156	$1,134,441	$1,295,489
10/31/23	$1,256,594	$1,124,787	$1,274,737
11/30/23	$1,344,685	$1,196,190	$1,373,549
12/31/23	$1,387,687	$1,223,991	$1,414,804
1/31/24	$1,392,819	$1,217,740	$1,408,237
2/29/24	$1,401,377	$1,219,304	$1,419,302
3/31/24	$1,406,706	$1,219,266	$1,436,163
4/30/24	$1,388,806	$1,204,165	$1,427,345
5/31/24	$1,397,731	$1,200,633	$1,438,174
6/30/24	$1,424,262	$1,219,036	$1,473,350
7/31/24	$1,441,184	$1,230,147	$1,489,517
8/31/24	$1,451,889	$1,239,849	$1,507,073
9/30/24	$1,472,127	$1,252,103	$1,520,629
10/31/24	$1,451,954	$1,233,846	$1,497,460
11/30/24	$1,475,830	$1,255,160	$1,529,647
12/31/24	$1,448,536	$1,236,886	$1,504,189
1/31/25	$1,457,129	$1,243,085	$1,515,591
2/28/25	$1,477,450	$1,255,411	$1,534,510
3/31/25	$1,451,138	$1,234,135	$1,516,469

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	3.16%	2.73%	3.79%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg High Yield Municipal Bond Index	5.59%	4.31%	4.25%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,567,647
# of Portfolio Holdings	909
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid During the Reporting Period	$15,035
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	11.5%
Local or Guaranteed Housing	10.9%
Port, Airport & Marina Revenue	8.0%
Electric Power & Light Revenue	5.9%
Ad Valorem Property Tax	5.9%
Industrial Revenue	5.8%
Natural Gas Revenue	5.3%
Tobacco Settlement Funded	4.9%
Water Revenue	4.9%
Sales Tax Revenue	4.3%
U.S. Government Agencies	3.6%
Miscellaneous Revenue	2.9%
Other Investments	24.5%
Short-Term Instruments	0.3%
Affiliated Investments	0.7%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PYMNX

PIMCO High Yield Municipal Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS2232TSRAR_033125

Institutional Class: PHMIX

PIMCO High Yield Municipal Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	0.55%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  A tactical allocation to taxable municipals contributed to performance, as select taxable municipal holdings outperformed the broader high yield municipal market.

  Security selection within the electric utility sector contributed to performance, as the Fund's holdings outperformed the broader high yield municipal market.

  Security selection within the lease-backed sector contributed to performance, as the Fund's holdings outperformed the broader high yield municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the healthcare sector detracted from performance, as the sector outperformed the broader high yield municipal market.

  Security selection within the education sector detracted from performance, as the Fund's holdings underperformed the broader high yield municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,000,260	$994,753	$995,908
5/31/15	$994,765	$992,005	$1,007,145
6/30/15	$992,177	$991,101	$970,001
7/31/15	$996,206	$998,280	$964,754
8/31/15	$998,564	$1,000,240	$968,747
9/30/15	$1,012,833	$1,007,486	$989,308
10/31/15	$1,024,542	$1,011,492	$1,001,342
11/30/15	$1,032,602	$1,015,513	$1,005,358
12/31/15	$1,044,211	$1,022,648	$1,006,915
1/31/16	$1,058,123	$1,034,850	$1,012,617
2/29/16	$1,062,849	$1,036,478	$1,023,747
3/31/16	$1,074,708	$1,039,761	$1,034,512
4/30/16	$1,087,733	$1,047,406	$1,040,836
5/31/16	$1,097,121	$1,050,239	$1,054,525
6/30/16	$1,122,428	$1,066,947	$1,087,304
7/31/16	$1,124,863	$1,067,598	$1,094,409
8/31/16	$1,131,087	$1,069,039	$1,098,365
9/30/16	$1,128,732	$1,063,703	$1,101,277
10/31/16	$1,111,398	$1,052,544	$1,087,612
11/30/16	$1,056,357	$1,013,289	$1,022,886
12/31/16	$1,067,740	$1,025,185	$1,037,017
1/31/17	$1,075,209	$1,031,944	$1,051,568
2/28/17	$1,091,386	$1,039,109	$1,076,641
3/31/17	$1,101,772	$1,041,365	$1,079,079
4/30/17	$1,115,534	$1,048,921	$1,086,391
5/31/17	$1,133,511	$1,065,568	$1,103,019
6/30/17	$1,134,224	$1,061,747	$1,100,597
7/31/17	$1,140,714	$1,070,337	$1,107,811
8/31/17	$1,156,091	$1,078,482	$1,123,082
9/30/17	$1,152,525	$1,072,999	$1,117,063
10/31/17	$1,151,343	$1,075,618	$1,120,133
11/30/17	$1,154,166	$1,069,859	$1,122,956
12/31/17	$1,172,537	$1,081,041	$1,137,537
1/31/18	$1,166,229	$1,068,314	$1,126,885
2/28/18	$1,163,956	$1,065,122	$1,127,678
3/31/18	$1,170,914	$1,069,053	$1,144,191
4/30/18	$1,173,612	$1,065,238	$1,149,310
5/31/18	$1,192,069	$1,077,436	$1,173,337
6/30/18	$1,196,338	$1,078,356	$1,179,201
7/31/18	$1,204,245	$1,080,972	$1,183,349
8/31/18	$1,208,668	$1,083,748	$1,192,829
9/30/18	$1,202,987	$1,076,732	$1,188,111
10/31/18	$1,187,058	$1,070,102	$1,173,248
11/30/18	$1,188,770	$1,081,946	$1,181,478
12/31/18	$1,198,830	$1,094,900	$1,191,648
1/31/19	$1,205,615	$1,103,177	$1,199,631
2/28/19	$1,217,917	$1,109,084	$1,206,130
3/31/19	$1,245,274	$1,126,616	$1,237,274
4/30/19	$1,255,019	$1,130,850	$1,244,256
5/31/19	$1,276,099	$1,146,440	$1,264,422
6/30/19	$1,279,995	$1,150,673	$1,271,037
7/31/19	$1,289,408	$1,159,947	$1,279,011
8/31/19	$1,319,824	$1,178,243	$1,309,788
9/30/19	$1,315,172	$1,168,798	$1,307,107
10/31/19	$1,313,588	$1,170,893	$1,309,912
11/30/19	$1,317,691	$1,173,821	$1,314,972
12/31/19	$1,323,565	$1,177,405	$1,318,883
1/31/20	$1,351,426	$1,198,559	$1,351,384
2/29/20	$1,384,619	$1,214,015	$1,379,864
3/31/20	$1,278,053	$1,169,979	$1,228,130
4/30/20	$1,240,585	$1,155,296	$1,186,688
5/31/20	$1,282,501	$1,192,047	$1,235,130
6/30/20	$1,322,986	$1,201,858	$1,284,028
7/31/20	$1,352,174	$1,222,100	$1,318,926
8/31/20	$1,350,910	$1,216,366	$1,322,390
9/30/20	$1,348,687	$1,216,624	$1,323,707
10/31/20	$1,346,470	$1,212,970	$1,326,055
11/30/20	$1,379,978	$1,231,274	$1,357,915
12/31/20	$1,405,717	$1,238,775	$1,383,359
1/31/21	$1,427,292	$1,246,669	$1,412,225
2/28/21	$1,406,894	$1,226,861	$1,397,432
3/31/21	$1,417,377	$1,234,427	$1,412,553
4/30/21	$1,436,944	$1,244,781	$1,433,244
5/31/21	$1,451,885	$1,248,495	$1,449,697
6/30/21	$1,470,183	$1,251,923	$1,468,103
7/31/21	$1,487,152	$1,262,306	$1,485,717
8/31/21	$1,481,726	$1,257,674	$1,483,388
9/30/21	$1,470,510	$1,248,597	$1,473,713
10/31/21	$1,463,793	$1,244,947	$1,467,689
11/30/21	$1,483,823	$1,255,545	$1,486,975
12/31/21	$1,483,111	$1,257,570	$1,490,814
1/31/22	$1,445,653	$1,223,147	$1,449,102
2/28/22	$1,434,228	$1,218,765	$1,445,735
3/31/22	$1,383,434	$1,179,256	$1,393,494
4/30/22	$1,337,527	$1,146,639	$1,343,998
5/31/22	$1,355,609	$1,163,672	$1,358,770
6/30/22	$1,312,445	$1,144,613	$1,315,373
7/31/22	$1,358,637	$1,174,856	$1,364,462
8/31/22	$1,327,816	$1,149,107	$1,334,104
9/30/22	$1,255,393	$1,105,003	$1,251,904
10/31/22	$1,228,909	$1,095,814	$1,226,226
11/30/22	$1,296,428	$1,147,069	$1,297,620
12/31/22	$1,290,557	$1,150,353	$1,295,493
1/31/23	$1,338,052	$1,183,397	$1,353,020
2/28/23	$1,305,127	$1,156,638	$1,310,548
3/31/23	$1,325,076	$1,182,301	$1,330,913
4/30/23	$1,336,347	$1,179,600	$1,338,580
5/31/23	$1,330,418	$1,169,378	$1,329,325
6/30/23	$1,349,045	$1,181,092	$1,352,914
7/31/23	$1,350,820	$1,185,764	$1,361,732
8/31/23	$1,338,475	$1,168,693	$1,341,082
9/30/23	$1,298,459	$1,134,441	$1,295,489
10/31/23	$1,272,728	$1,124,787	$1,274,737
11/30/23	$1,362,116	$1,196,190	$1,373,549
12/31/23	$1,405,862	$1,223,991	$1,414,804
1/31/24	$1,411,222	$1,217,740	$1,408,237
2/29/24	$1,420,060	$1,219,304	$1,419,302
3/31/24	$1,425,641	$1,219,266	$1,436,163
4/30/24	$1,407,673	$1,204,165	$1,427,345
5/31/24	$1,416,913	$1,200,633	$1,438,174
6/30/24	$1,443,973	$1,219,036	$1,473,350
7/31/24	$1,461,314	$1,230,147	$1,489,517
8/31/24	$1,472,352	$1,239,849	$1,507,073
9/30/24	$1,493,046	$1,252,103	$1,520,629
10/31/24	$1,472,775	$1,233,846	$1,497,460
11/30/24	$1,497,182	$1,255,160	$1,529,647
12/31/24	$1,469,679	$1,236,886	$1,504,189
1/31/25	$1,478,590	$1,243,085	$1,515,591
2/28/25	$1,499,381	$1,255,411	$1,534,510
3/31/25	$1,472,854	$1,234,135	$1,516,469

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	3.31%	2.88%	3.95%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg High Yield Municipal Bond Index	5.59%	4.31%	4.25%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,567,647
# of Portfolio Holdings	909
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid During the Reporting Period	$15,035
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	11.5%
Local or Guaranteed Housing	10.9%
Port, Airport & Marina Revenue	8.0%
Electric Power & Light Revenue	5.9%
Ad Valorem Property Tax	5.9%
Industrial Revenue	5.8%
Natural Gas Revenue	5.3%
Tobacco Settlement Funded	4.9%
Water Revenue	4.9%
Sales Tax Revenue	4.3%
U.S. Government Agencies	3.6%
Miscellaneous Revenue	2.9%
Other Investments	24.5%
Short-Term Instruments	0.3%
Affiliated Investments	0.7%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PHMIX

PIMCO High Yield Municipal Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS1886TSRAR_033125

I-2: PYMPX

PIMCO High Yield Municipal Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$66	0.65%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  A tactical allocation to taxable municipals contributed to performance, as select taxable municipal holdings outperformed the broader high yield municipal market.

  Security selection within the electric utility sector contributed to performance, as the Fund's holdings outperformed the broader high yield municipal market.

  Security selection within the lease-backed sector contributed to performance, as the Fund's holdings outperformed the broader high yield municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the healthcare sector detracted from performance, as the sector outperformed the broader high yield municipal market.

  Security selection within the education sector detracted from performance, as the Fund's holdings underperformed the broader high yield municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,000,178	$994,753	$995,908
5/31/15	$994,597	$992,005	$1,007,145
6/30/15	$991,928	$991,101	$970,001
7/31/15	$995,867	$998,280	$964,754
8/31/15	$998,145	$1,000,240	$968,747
9/30/15	$1,012,324	$1,007,486	$989,308
10/31/15	$1,023,936	$1,011,492	$1,001,342
11/30/15	$1,031,910	$1,015,513	$1,005,358
12/31/15	$1,043,415	$1,022,648	$1,006,915
1/31/16	$1,057,234	$1,034,850	$1,012,617
2/29/16	$1,061,867	$1,036,478	$1,023,747
3/31/16	$1,073,627	$1,039,761	$1,034,512
4/30/16	$1,086,549	$1,047,406	$1,040,836
5/31/16	$1,095,838	$1,050,239	$1,054,525
6/30/16	$1,121,022	$1,066,947	$1,087,304
7/31/16	$1,123,358	$1,067,598	$1,094,409
8/31/16	$1,129,483	$1,069,039	$1,098,365
9/30/16	$1,127,032	$1,063,703	$1,101,277
10/31/16	$1,109,637	$1,052,544	$1,087,612
11/30/16	$1,054,625	$1,013,289	$1,022,886
12/31/16	$1,065,892	$1,025,185	$1,037,017
1/31/17	$1,073,261	$1,031,944	$1,051,568
2/28/17	$1,089,324	$1,039,109	$1,076,641
3/31/17	$1,099,593	$1,041,365	$1,079,079
4/30/17	$1,113,239	$1,048,921	$1,086,391
5/31/17	$1,131,084	$1,065,568	$1,103,019
6/30/17	$1,131,691	$1,061,747	$1,100,597
7/31/17	$1,138,076	$1,070,337	$1,107,811
8/31/17	$1,153,320	$1,078,482	$1,123,082
9/30/17	$1,149,666	$1,072,999	$1,117,063
10/31/17	$1,148,394	$1,075,618	$1,120,133
11/30/17	$1,151,115	$1,069,859	$1,122,956
12/31/17	$1,169,336	$1,081,041	$1,137,537
1/31/18	$1,162,950	$1,068,314	$1,126,885
2/28/18	$1,160,594	$1,065,122	$1,127,678
3/31/18	$1,167,430	$1,069,053	$1,144,191
4/30/18	$1,170,026	$1,065,238	$1,149,310
5/31/18	$1,188,327	$1,077,436	$1,173,337
6/30/18	$1,192,484	$1,078,356	$1,179,201
7/31/18	$1,200,266	$1,080,972	$1,183,349
8/31/18	$1,204,562	$1,083,748	$1,192,829
9/30/18	$1,198,812	$1,076,732	$1,188,111
10/31/18	$1,182,838	$1,070,102	$1,173,248
11/30/18	$1,184,435	$1,081,946	$1,181,478
12/31/18	$1,194,361	$1,094,900	$1,191,648
1/31/19	$1,201,022	$1,103,177	$1,199,631
2/28/19	$1,213,185	$1,109,084	$1,206,130
3/31/19	$1,240,332	$1,126,616	$1,237,274
4/30/19	$1,249,940	$1,130,850	$1,244,256
5/31/19	$1,270,823	$1,146,440	$1,264,422
6/30/19	$1,274,606	$1,150,673	$1,271,037
7/31/19	$1,283,871	$1,159,947	$1,279,011
8/31/19	$1,314,041	$1,178,243	$1,309,788
9/30/19	$1,309,310	$1,168,798	$1,307,107
10/31/19	$1,307,623	$1,170,893	$1,309,912
11/30/19	$1,311,597	$1,173,821	$1,314,972
12/31/19	$1,317,335	$1,177,405	$1,318,883
1/31/20	$1,344,948	$1,198,559	$1,351,384
2/29/20	$1,377,880	$1,214,015	$1,379,864
3/31/20	$1,271,724	$1,169,979	$1,228,130
4/30/20	$1,234,341	$1,155,296	$1,186,688
5/31/20	$1,275,940	$1,192,047	$1,235,130
6/30/20	$1,316,111	$1,201,858	$1,284,028
7/31/20	$1,345,025	$1,222,100	$1,318,926
8/31/20	$1,343,662	$1,216,366	$1,322,390
9/30/20	$1,341,340	$1,216,624	$1,323,707
10/31/20	$1,339,017	$1,212,970	$1,326,055
11/30/20	$1,372,231	$1,231,274	$1,357,915
12/31/20	$1,397,695	$1,238,775	$1,383,359
1/31/21	$1,419,037	$1,246,669	$1,412,225
2/28/21	$1,398,651	$1,226,861	$1,397,432
3/31/21	$1,408,953	$1,234,427	$1,412,553
4/30/21	$1,428,278	$1,244,781	$1,433,244
5/31/21	$1,443,016	$1,248,495	$1,449,697
6/30/21	$1,461,083	$1,251,923	$1,468,103
7/31/21	$1,477,820	$1,262,306	$1,485,717
8/31/21	$1,472,307	$1,257,674	$1,483,388
9/30/21	$1,461,042	$1,248,597	$1,473,713
10/31/21	$1,454,241	$1,244,947	$1,467,689
11/30/21	$1,474,020	$1,255,545	$1,486,975
12/31/21	$1,473,180	$1,257,570	$1,490,814
1/31/22	$1,435,858	$1,223,147	$1,449,102
2/28/22	$1,424,399	$1,218,765	$1,445,735
3/31/22	$1,373,835	$1,179,256	$1,393,494
4/30/22	$1,328,131	$1,146,639	$1,343,998
5/31/22	$1,345,976	$1,163,672	$1,358,770
6/30/22	$1,303,012	$1,144,613	$1,315,373
7/31/22	$1,348,760	$1,174,856	$1,364,462
8/31/22	$1,318,050	$1,149,107	$1,334,104
9/30/22	$1,246,050	$1,105,003	$1,251,904
10/31/22	$1,219,660	$1,095,814	$1,226,226
11/30/22	$1,286,557	$1,147,069	$1,297,620
12/31/22	$1,280,615	$1,150,353	$1,295,493
1/31/23	$1,327,639	$1,183,397	$1,353,020
2/28/23	$1,294,871	$1,156,638	$1,310,548
3/31/23	$1,314,547	$1,182,301	$1,330,913
4/30/23	$1,325,627	$1,179,600	$1,338,580
5/31/23	$1,319,636	$1,169,378	$1,329,325
6/30/23	$1,337,997	$1,181,092	$1,352,914
7/31/23	$1,339,651	$1,185,764	$1,361,732
8/31/23	$1,327,298	$1,168,693	$1,341,082
9/30/23	$1,287,506	$1,134,441	$1,295,489
10/31/23	$1,261,889	$1,124,787	$1,274,737
11/30/23	$1,350,408	$1,196,190	$1,373,549
12/31/23	$1,393,659	$1,223,991	$1,414,804
1/31/24	$1,398,859	$1,217,740	$1,408,237
2/29/24	$1,407,509	$1,219,304	$1,419,302
3/31/24	$1,412,922	$1,219,266	$1,436,163
4/30/24	$1,395,000	$1,204,165	$1,427,345
5/31/24	$1,404,030	$1,200,633	$1,438,174
6/30/24	$1,430,735	$1,219,036	$1,473,350
7/31/24	$1,447,795	$1,230,147	$1,489,517
8/31/24	$1,458,600	$1,239,849	$1,507,073
9/30/24	$1,478,988	$1,252,103	$1,520,629
10/31/24	$1,458,783	$1,233,846	$1,497,460
11/30/24	$1,482,828	$1,255,160	$1,529,647
12/31/24	$1,455,465	$1,236,886	$1,504,189
1/31/25	$1,464,162	$1,243,085	$1,515,591
2/28/25	$1,484,637	$1,255,411	$1,534,510
3/31/25	$1,458,256	$1,234,135	$1,516,469

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	3.21%	2.78%	3.84%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg High Yield Municipal Bond Index	5.59%	4.31%	4.25%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,567,647
# of Portfolio Holdings	909
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid During the Reporting Period	$15,035
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	11.5%
Local or Guaranteed Housing	10.9%
Port, Airport & Marina Revenue	8.0%
Electric Power & Light Revenue	5.9%
Ad Valorem Property Tax	5.9%
Industrial Revenue	5.8%
Natural Gas Revenue	5.3%
Tobacco Settlement Funded	4.9%
Water Revenue	4.9%
Sales Tax Revenue	4.3%
U.S. Government Agencies	3.6%
Miscellaneous Revenue	2.9%
Other Investments	24.5%
Short-Term Instruments	0.3%
Affiliated Investments	0.7%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PYMPX

PIMCO High Yield Municipal Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS1919TSRAR_033125

Class A: PFUAX

PIMCO International Bond Fund (Unhedged)

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.11%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Proceeds received from a class action litigation settlement contributed to performance.

  Long exposure to senior securitized credit, particularly U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

  Positioning within developed market currencies, notably underweight exposure to the euro, detracted from relative performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Underweight exposure to duration in China detracted from relative performance, as yields fell.

  Underweight exposure to duration in Thailand detracted from relative performance, as yields fell.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
3/31/15	$9,625	$10,000
4/30/15	$9,844	$10,217
5/31/15	$9,458	$9,908
6/30/15	$9,370	$9,917
7/31/15	$9,298	$9,903
8/31/15	$9,203	$9,938
9/30/15	$9,196	$9,980
10/31/15	$9,330	$10,012
11/30/15	$9,179	$9,734
12/31/15	$9,160	$9,855
1/31/16	$9,136	$9,904
2/29/16	$9,373	$10,249
3/31/16	$9,808	$10,669
4/30/16	$10,056	$10,886
5/31/16	$9,789	$10,626
6/30/16	$10,153	$11,032
7/31/16	$10,283	$11,122
8/31/16	$10,248	$11,033
9/30/16	$10,352	$11,145
10/31/16	$9,952	$10,660
11/30/16	$9,513	$10,098
12/31/16	$9,472	$10,001
1/31/17	$9,695	$10,189
2/28/17	$9,753	$10,218
3/31/17	$9,803	$10,249
4/30/17	$9,875	$10,395
5/31/17	$10,030	$10,623
6/30/17	$10,091	$10,613
7/31/17	$10,420	$10,897
8/31/17	$10,490	$11,014
9/30/17	$10,395	$10,876
10/31/17	$10,280	$10,794
11/30/17	$10,404	$11,023
12/31/17	$10,455	$11,053
1/31/18	$10,880	$11,388
2/28/18	$10,692	$11,292
3/31/18	$10,806	$11,453
4/30/18	$10,516	$11,194
5/31/18	$10,371	$10,984
6/30/18	$10,303	$10,907
7/31/18	$10,337	$10,868
8/31/18	$10,175	$10,834
9/30/18	$10,198	$10,718
10/31/18	$9,979	$10,569
11/30/18	$10,025	$10,581
12/31/18	$10,034	$10,815
1/31/19	$10,340	$11,017
2/28/19	$10,257	$10,902
3/31/19	$10,305	$10,980
4/30/19	$10,269	$10,913
5/31/19	$10,302	$11,026
6/30/19	$10,615	$11,355
7/31/19	$10,471	$11,274
8/31/19	$10,522	$11,453
9/30/19	$10,449	$11,290
10/31/19	$10,560	$11,398
11/30/19	$10,433	$11,243
12/31/19	$10,702	$11,366
1/31/20	$10,685	$11,452
2/29/20	$10,555	$11,429
3/31/20	$9,763	$11,061
4/30/20	$10,075	$11,287
5/31/20	$10,319	$11,321
6/30/20	$10,529	$11,435
7/31/20	$11,062	$11,943
8/31/20	$11,262	$11,978
9/30/20	$11,118	$11,908
10/31/20	$11,184	$11,963
11/30/20	$11,572	$12,248
12/31/20	$11,972	$12,514
1/31/21	$11,857	$12,386
2/28/21	$11,620	$12,146
3/31/21	$11,396	$11,852
4/30/21	$11,586	$12,044
5/31/21	$11,719	$12,208
6/30/21	$11,472	$11,961
7/31/21	$11,603	$12,142
8/31/21	$11,545	$12,067
9/30/21	$11,272	$11,771
10/31/21	$11,178	$11,725
11/30/21	$11,118	$11,641
12/31/21	$11,090	$11,632
1/31/22	$10,914	$11,405
2/28/22	$10,738	$11,278
3/31/22	$10,378	$10,917
4/30/22	$9,660	$10,171
5/31/22	$9,671	$10,172
6/30/22	$9,184	$9,714
7/31/22	$9,350	$9,901
8/31/22	$8,890	$9,407
9/30/22	$8,310	$8,855
10/31/22	$8,324	$8,842
11/30/22	$8,901	$9,335
12/31/22	$8,987	$9,457
1/31/23	$9,323	$9,787
2/28/23	$8,922	$9,396
3/31/23	$9,206	$9,747
4/30/23	$9,227	$9,775
5/31/23	$9,008	$9,512
6/30/23	$9,028	$9,536
7/31/23	$9,159	$9,658
8/31/23	$8,979	$9,468
9/30/23	$8,691	$9,155
10/31/23	$8,614	$9,071
11/30/23	$9,072	$9,572
12/31/23	$9,550	$9,999
1/31/24	$9,309	$9,770
2/29/24	$9,236	$9,654
3/31/24	$9,313	$9,677
4/30/24	$9,069	$9,427
5/31/24	$9,202	$9,521
6/30/24	$9,125	$9,473
7/31/24	$9,418	$9,772
8/31/24	$9,649	$10,078
9/30/24	$9,856	$10,280
10/31/24	$9,584	$9,856
11/30/24	$9,601	$9,833
12/31/24	$9,355	$9,576
1/31/25	$9,434	$9,633
2/28/25	$9,524	$9,711
3/31/25	$9,656	$9,819

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	3.68%	(0.22%)	0.03%
Class A (including sales charge)	(0.20%)	(0.98%)	(0.35%)
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	1.46%	(2.35%)	(0.18%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$682,957
# of Portfolio Holdings	1,484
Portfolio Turnover Rate	646%
Total Net Advisory Fees Paid During the Reporting Period	$1,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	84.0%
Japan	7.2%
Canada	5.7%
France	5.0%
United Kingdom	4.9%
Spain	4.6%
Cayman Islands	3.8%
Ireland	2.9%
Australia	2.7%
South Korea	2.4%
Saudi Arabia	2.4%
Other Countries	18.7%
Short-Term Instruments	0.3%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	1.0%
Other Assets and Liabilities, Net	(45.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PFUAX

PIMCO International Bond Fund (Unhedged)

Annual Shareholder Report |

March 31, 2025

PIMS4042TSRAR_033125

Administrative Class: PFUUX

PIMCO International Bond Fund (Unhedged)

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$98	0.96%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Proceeds received from a class action litigation settlement contributed to performance.

  Long exposure to senior securitized credit, particularly U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

  Positioning within developed market currencies, notably underweight exposure to the euro, detracted from relative performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Underweight exposure to duration in China detracted from relative performance, as yields fell.

  Underweight exposure to duration in Thailand detracted from relative performance, as yields fell.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Administrative Class	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,022,895	$1,021,682
5/31/15	$982,908	$990,806
6/30/15	$973,922	$991,656
7/31/15	$966,486	$990,271
8/31/15	$956,716	$993,783
9/30/15	$956,193	$998,018
10/31/15	$970,186	$1,001,224
11/30/15	$954,672	$973,406
12/31/15	$952,792	$985,460
1/31/16	$950,373	$990,368
2/29/16	$975,194	$1,024,924
3/31/16	$1,020,582	$1,066,864
4/30/16	$1,046,485	$1,088,579
5/31/16	$1,018,838	$1,062,631
6/30/16	$1,056,871	$1,103,152
7/31/16	$1,070,524	$1,112,246
8/31/16	$1,066,952	$1,103,269
9/30/16	$1,078,016	$1,114,476
10/31/16	$1,036,455	$1,065,991
11/30/16	$990,902	$1,009,819
12/31/16	$986,673	$1,000,111
1/31/17	$1,010,053	$1,018,895
2/28/17	$1,016,236	$1,021,841
3/31/17	$1,021,600	$1,024,927
4/30/17	$1,029,183	$1,039,521
5/31/17	$1,045,502	$1,062,258
6/30/17	$1,052,033	$1,061,282
7/31/17	$1,086,386	$1,089,747
8/31/17	$1,093,887	$1,101,399
9/30/17	$1,084,051	$1,087,554
10/31/17	$1,072,192	$1,079,407
11/30/17	$1,085,286	$1,102,315
12/31/17	$1,090,719	$1,105,271
1/31/18	$1,135,254	$1,138,810
2/28/18	$1,115,786	$1,129,165
3/31/18	$1,127,850	$1,145,318
4/30/18	$1,097,617	$1,119,350
5/31/18	$1,082,635	$1,098,417
6/30/18	$1,075,662	$1,090,745
7/31/18	$1,079,357	$1,086,780
8/31/18	$1,062,604	$1,083,387
9/30/18	$1,065,104	$1,071,778
10/31/18	$1,042,450	$1,056,901
11/30/18	$1,047,394	$1,058,102
12/31/18	$1,048,391	$1,081,548
1/31/19	$1,080,473	$1,101,710
2/28/19	$1,071,917	$1,090,211
3/31/19	$1,077,166	$1,097,974
4/30/19	$1,073,513	$1,091,274
5/31/19	$1,077,036	$1,102,649
6/30/19	$1,109,960	$1,135,508
7/31/19	$1,094,982	$1,127,388
8/31/19	$1,100,517	$1,145,269
9/30/19	$1,092,936	$1,128,962
10/31/19	$1,104,713	$1,139,785
11/30/19	$1,091,636	$1,124,333
12/31/19	$1,119,856	$1,136,572
1/31/20	$1,118,242	$1,145,180
2/29/20	$1,104,733	$1,142,860
3/31/20	$1,022,017	$1,106,093
4/30/20	$1,054,808	$1,128,698
5/31/20	$1,080,474	$1,132,061
6/30/20	$1,102,630	$1,143,529
7/31/20	$1,158,588	$1,194,345
8/31/20	$1,179,680	$1,197,759
9/30/20	$1,164,641	$1,190,830
10/31/20	$1,171,725	$1,196,314
11/30/20	$1,212,554	$1,224,816
12/31/20	$1,254,631	$1,251,440
1/31/21	$1,242,796	$1,238,610
2/28/21	$1,218,119	$1,214,592
3/31/21	$1,194,708	$1,185,230
4/30/21	$1,214,861	$1,204,405
5/31/21	$1,228,934	$1,220,760
6/30/21	$1,203,116	$1,196,138
7/31/21	$1,217,095	$1,214,153
8/31/21	$1,211,133	$1,206,708
9/30/21	$1,182,616	$1,177,100
10/31/21	$1,172,926	$1,172,506
11/30/21	$1,166,818	$1,164,086
12/31/21	$1,163,950	$1,163,216
1/31/22	$1,145,644	$1,140,459
2/28/22	$1,127,345	$1,127,833
3/31/22	$1,089,696	$1,091,693
4/30/22	$1,014,413	$1,017,144
5/31/22	$1,015,743	$1,017,196
6/30/22	$964,700	$971,447
7/31/22	$982,249	$990,096
8/31/22	$933,985	$940,683
9/30/22	$873,208	$885,487
10/31/22	$874,760	$884,228
11/30/22	$935,565	$933,533
12/31/22	$944,682	$945,749
1/31/23	$980,161	$978,693
2/28/23	$938,068	$939,607
3/31/23	$968,119	$974,694
4/30/23	$970,398	$977,478
5/31/23	$947,461	$951,169
6/30/23	$949,703	$953,630
7/31/23	$963,591	$965,825
8/31/23	$944,804	$946,790
9/30/23	$914,622	$915,502
10/31/23	$906,599	$907,125
11/30/23	$954,927	$957,184
12/31/23	$1,005,352	$999,851
1/31/24	$980,104	$976,953
2/29/24	$972,525	$965,382
3/31/24	$980,782	$967,740
4/30/24	$955,149	$942,679
5/31/24	$969,293	$952,112
6/30/24	$961,352	$947,301
7/31/24	$992,320	$977,170
8/31/24	$1,016,797	$1,007,784
9/30/24	$1,038,691	$1,027,964
10/31/24	$1,010,194	$985,590
11/30/24	$1,012,099	$983,314
12/31/24	$986,336	$957,625
1/31/25	$994,754	$963,299
2/28/25	$1,004,353	$971,066
3/31/25	$1,018,462	$981,851

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	3.84%	(0.07%)	0.18%
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	1.46%	(2.35%)	(0.18%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$682,957
# of Portfolio Holdings	1,484
Portfolio Turnover Rate	646%
Total Net Advisory Fees Paid During the Reporting Period	$1,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	84.0%
Japan	7.2%
Canada	5.7%
France	5.0%
United Kingdom	4.9%
Spain	4.6%
Cayman Islands	3.8%
Ireland	2.9%
Australia	2.7%
South Korea	2.4%
Saudi Arabia	2.4%
Other Countries	18.7%
Short-Term Instruments	0.3%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	1.0%
Other Assets and Liabilities, Net	(45.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PFUUX

PIMCO International Bond Fund (Unhedged)

Annual Shareholder Report |

March 31, 2025

PIMS1877TSRAR_033125

Class C: PFRCX

PIMCO International Bond Fund (Unhedged)

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$189	1.86%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Proceeds received from a class action litigation settlement contributed to performance.

  Long exposure to senior securitized credit, particularly U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

  Positioning within developed market currencies, notably underweight exposure to the euro, detracted from relative performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Underweight exposure to duration in China detracted from relative performance, as yields fell.

  Underweight exposure to duration in Thailand detracted from relative performance, as yields fell.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
3/31/15	$10,000	$10,000
4/30/15	$10,221	$10,217
5/31/15	$9,814	$9,908
6/30/15	$9,717	$9,917
7/31/15	$9,635	$9,903
8/31/15	$9,530	$9,938
9/30/15	$9,518	$9,980
10/31/15	$9,650	$10,012
11/30/15	$9,489	$9,734
12/31/15	$9,462	$9,855
1/31/16	$9,432	$9,904
2/29/16	$9,672	$10,249
3/31/16	$10,114	$10,669
4/30/16	$10,363	$10,886
5/31/16	$10,081	$10,626
6/30/16	$10,450	$11,032
7/31/16	$10,577	$11,122
8/31/16	$10,534	$11,033
9/30/16	$10,635	$11,145
10/31/16	$10,217	$10,660
11/30/16	$9,761	$10,098
12/31/16	$9,711	$10,001
1/31/17	$9,934	$10,189
2/28/17	$9,988	$10,218
3/31/17	$10,033	$10,249
4/30/17	$10,100	$10,395
5/31/17	$10,253	$10,623
6/30/17	$10,308	$10,613
7/31/17	$10,637	$10,897
8/31/17	$10,703	$11,014
9/30/17	$10,598	$10,876
10/31/17	$10,475	$10,794
11/30/17	$10,595	$11,023
12/31/17	$10,639	$11,053
1/31/18	$11,066	$11,388
2/28/18	$10,868	$11,292
3/31/18	$10,977	$11,453
4/30/18	$10,675	$11,194
5/31/18	$10,521	$10,984
6/30/18	$10,446	$10,907
7/31/18	$10,474	$10,868
8/31/18	$10,303	$10,834
9/30/18	$10,320	$10,718
10/31/18	$10,093	$10,569
11/30/18	$10,133	$10,581
12/31/18	$10,135	$10,815
1/31/19	$10,437	$11,017
2/28/19	$10,348	$10,902
3/31/19	$10,390	$10,980
4/30/19	$10,347	$10,913
5/31/19	$10,373	$11,026
6/30/19	$10,683	$11,355
7/31/19	$10,531	$11,274
8/31/19	$10,575	$11,453
9/30/19	$10,495	$11,290
10/31/19	$10,600	$11,398
11/30/19	$10,467	$11,243
12/31/19	$10,729	$11,366
1/31/20	$10,705	$11,452
2/29/20	$10,569	$11,429
3/31/20	$9,770	$11,061
4/30/20	$10,076	$11,287
5/31/20	$10,314	$11,321
6/30/20	$10,518	$11,435
7/31/20	$11,043	$11,943
8/31/20	$11,236	$11,978
9/30/20	$11,084	$11,908
10/31/20	$11,143	$11,963
11/30/20	$11,523	$12,248
12/31/20	$11,913	$12,514
1/31/21	$11,792	$12,386
2/28/21	$11,550	$12,146
3/31/21	$11,319	$11,852
4/30/21	$11,501	$12,044
5/31/21	$11,626	$12,208
6/30/21	$11,373	$11,961
7/31/21	$11,496	$12,142
8/31/21	$11,432	$12,067
9/30/21	$11,154	$11,771
10/31/21	$11,054	$11,725
11/30/21	$10,989	$11,641
12/31/21	$10,953	$11,632
1/31/22	$10,773	$11,405
2/28/22	$10,593	$11,278
3/31/22	$10,231	$10,917
4/30/22	$9,517	$10,171
5/31/22	$9,522	$10,172
6/30/22	$9,037	$9,714
7/31/22	$9,195	$9,901
8/31/22	$8,736	$9,407
9/30/22	$8,161	$8,855
10/31/22	$8,170	$8,842
11/30/22	$8,731	$9,335
12/31/22	$8,809	$9,457
1/31/23	$9,133	$9,787
2/28/23	$8,735	$9,396
3/31/23	$9,008	$9,747
4/30/23	$9,023	$9,775
5/31/23	$8,803	$9,512
6/30/23	$8,817	$9,536
7/31/23	$8,939	$9,658
8/31/23	$8,758	$9,468
9/30/23	$8,472	$9,155
10/31/23	$8,391	$9,071
11/30/23	$8,832	$9,572
12/31/23	$9,292	$9,999
1/31/24	$9,051	$9,770
2/29/24	$8,975	$9,654
3/31/24	$9,044	$9,677
4/30/24	$8,802	$9,427
5/31/24	$8,925	$9,521
6/30/24	$8,845	$9,473
7/31/24	$9,123	$9,772
8/31/24	$9,341	$10,078
9/30/24	$9,535	$10,280
10/31/24	$9,267	$9,856
11/30/24	$9,277	$9,833
12/31/24	$9,034	$9,576
1/31/25	$9,104	$9,633
2/28/25	$9,185	$9,711
3/31/25	$9,308	$9,819

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	2.91%	(0.97%)	(0.71%)
Class C (including sales charge)	1.91%	(0.97%)	(0.71%)
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	1.46%	(2.35%)	(0.18%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$682,957
# of Portfolio Holdings	1,484
Portfolio Turnover Rate	646%
Total Net Advisory Fees Paid During the Reporting Period	$1,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	84.0%
Japan	7.2%
Canada	5.7%
France	5.0%
United Kingdom	4.9%
Spain	4.6%
Cayman Islands	3.8%
Ireland	2.9%
Australia	2.7%
South Korea	2.4%
Saudi Arabia	2.4%
Other Countries	18.7%
Short-Term Instruments	0.3%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	1.0%
Other Assets and Liabilities, Net	(45.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PFRCX

PIMCO International Bond Fund (Unhedged)

Annual Shareholder Report |

March 31, 2025

PIMS4242TSRAR_033125

I-3: PFUNX

PIMCO International Bond Fund (Unhedged)

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$88	0.86%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Proceeds received from a class action litigation settlement contributed to performance.

  Long exposure to senior securitized credit, particularly U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

  Positioning within developed market currencies, notably underweight exposure to the euro, detracted from relative performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Underweight exposure to duration in China detracted from relative performance, as yields fell.

  Underweight exposure to duration in Thailand detracted from relative performance, as yields fell.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,022,977	$1,021,682
5/31/15	$983,071	$990,806
6/30/15	$974,162	$991,656
7/31/15	$966,818	$990,271
8/31/15	$957,112	$993,783
9/30/15	$956,667	$998,018
10/31/15	$970,755	$1,001,224
11/30/15	$955,304	$973,406
12/31/15	$953,522	$985,460
1/31/16	$951,160	$990,368
2/29/16	$976,078	$1,024,924
3/31/16	$1,021,592	$1,066,864
4/30/16	$1,047,613	$1,088,579
5/31/16	$1,020,018	$1,062,631
6/30/16	$1,058,180	$1,103,152
7/31/16	$1,071,940	$1,112,246
8/31/16	$1,068,453	$1,103,269
9/30/16	$1,079,631	$1,114,476
10/31/16	$1,038,078	$1,065,991
11/30/16	$992,539	$1,009,819
12/31/16	$988,398	$1,000,111
1/31/17	$1,011,888	$1,018,895
2/28/17	$1,018,160	$1,021,841
3/31/17	$1,023,632	$1,024,927
4/30/17	$1,031,300	$1,039,521
5/31/17	$1,047,737	$1,062,258
6/30/17	$1,054,382	$1,061,282
7/31/17	$1,088,869	$1,089,747
8/31/17	$1,096,479	$1,101,399
9/30/17	$1,086,718	$1,087,554
10/31/17	$1,074,914	$1,079,407
11/30/17	$1,088,130	$1,102,315
12/31/17	$1,093,677	$1,105,271
1/31/18	$1,138,420	$1,138,810
2/28/18	$1,118,985	$1,129,165
3/31/18	$1,131,186	$1,145,318
4/30/18	$1,100,960	$1,119,350
5/31/18	$1,086,047	$1,098,417
6/30/18	$1,079,137	$1,090,745
7/31/18	$1,083,002	$1,086,780
8/31/18	$1,066,288	$1,083,387
9/30/18	$1,068,876	$1,071,778
10/31/18	$1,046,218	$1,056,901
11/30/18	$1,051,270	$1,058,102
12/31/18	$1,052,360	$1,081,548
1/31/19	$1,084,679	$1,101,710
2/28/19	$1,076,174	$1,090,211
3/31/19	$1,081,542	$1,097,974
4/30/19	$1,077,960	$1,091,274
5/31/19	$1,081,611	$1,102,649
6/30/19	$1,114,783	$1,135,508
7/31/19	$1,099,818	$1,127,388
8/31/19	$1,105,481	$1,145,269
9/30/19	$1,097,940	$1,128,962
10/31/19	$1,109,875	$1,139,785
11/30/19	$1,096,825	$1,124,333
12/31/19	$1,125,297	$1,136,572
1/31/20	$1,123,781	$1,145,180
2/29/20	$1,110,291	$1,142,860
3/31/20	$1,027,222	$1,106,093
4/30/20	$1,060,308	$1,128,698
5/31/20	$1,086,231	$1,132,061
6/30/20	$1,108,597	$1,143,529
7/31/20	$1,165,000	$1,194,345
8/31/20	$1,186,286	$1,197,759
9/30/20	$1,171,256	$1,190,830
10/31/20	$1,178,479	$1,196,314
11/30/20	$1,219,653	$1,224,816
12/31/20	$1,262,110	$1,251,440
1/31/21	$1,250,292	$1,238,610
2/28/21	$1,225,541	$1,214,592
3/31/21	$1,202,072	$1,185,230
4/30/21	$1,222,457	$1,204,405
5/31/21	$1,236,719	$1,220,760
6/30/21	$1,210,823	$1,196,138
7/31/21	$1,225,011	$1,214,153
8/31/21	$1,219,110	$1,206,708
9/30/21	$1,190,487	$1,177,100
10/31/21	$1,180,826	$1,172,506
11/30/21	$1,174,773	$1,164,086
12/31/21	$1,171,995	$1,163,216
1/31/22	$1,153,650	$1,140,459
2/28/22	$1,135,302	$1,127,833
3/31/22	$1,097,465	$1,091,693
4/30/22	$1,021,680	$1,017,144
5/31/22	$1,023,112	$1,017,196
6/30/22	$971,764	$971,447
7/31/22	$989,564	$990,096
8/31/22	$940,959	$940,683
9/30/22	$879,752	$885,487
10/31/22	$881,400	$884,228
11/30/22	$942,795	$933,533
12/31/22	$952,065	$945,749
1/31/23	$987,911	$978,693
2/28/23	$945,517	$939,607
3/31/23	$975,924	$974,694
4/30/23	$978,293	$977,478
5/31/23	$955,219	$951,169
6/30/23	$957,553	$953,630
7/31/23	$971,638	$965,825
8/31/23	$952,779	$946,790
9/30/23	$922,374	$915,502
10/31/23	$914,356	$907,125
11/30/23	$963,216	$957,184
12/31/23	$1,014,217	$999,851
1/31/24	$988,826	$976,953
2/29/24	$981,261	$965,382
3/31/24	$989,673	$967,740
4/30/24	$963,864	$942,679
5/31/24	$978,202	$952,112
6/30/24	$970,222	$947,301
7/31/24	$1,001,609	$977,170
8/31/24	$1,026,428	$1,007,784
9/30/24	$1,048,629	$1,027,964
10/31/24	$1,019,935	$985,590
11/30/24	$1,021,981	$983,314
12/31/24	$995,999	$957,625
1/31/25	$1,004,614	$963,299
2/28/25	$1,014,378	$971,066
3/31/25	$1,028,709	$981,851

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	3.94%	0.03%	0.28%
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	1.46%	(2.35%)	(0.18%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$682,957
# of Portfolio Holdings	1,484
Portfolio Turnover Rate	646%
Total Net Advisory Fees Paid During the Reporting Period	$1,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	84.0%
Japan	7.2%
Canada	5.7%
France	5.0%
United Kingdom	4.9%
Spain	4.6%
Cayman Islands	3.8%
Ireland	2.9%
Australia	2.7%
South Korea	2.4%
Saudi Arabia	2.4%
Other Countries	18.7%
Short-Term Instruments	0.3%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	1.0%
Other Assets and Liabilities, Net	(45.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PFUNX

PIMCO International Bond Fund (Unhedged)

Annual Shareholder Report |

March 31, 2025

PIMS2183TSRAR_033125

Institutional Class: PFUIX

PIMCO International Bond Fund (Unhedged)

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$72	0.71%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Proceeds received from a class action litigation settlement contributed to performance.

  Long exposure to senior securitized credit, particularly U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

  Positioning within developed market currencies, notably underweight exposure to the euro, detracted from relative performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Underweight exposure to duration in China detracted from relative performance, as yields fell.

  Underweight exposure to duration in Thailand detracted from relative performance, as yields fell.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,023,101	$1,021,682
5/31/15	$983,318	$990,806
6/30/15	$974,528	$991,656
7/31/15	$967,303	$990,271
8/31/15	$957,715	$993,783
9/30/15	$957,389	$998,018
10/31/15	$971,611	$1,001,224
11/30/15	$956,264	$973,406
12/31/15	$954,602	$985,460
1/31/16	$952,359	$990,368
2/29/16	$977,424	$1,024,924
3/31/16	$1,023,127	$1,066,864
4/30/16	$1,049,314	$1,088,579
5/31/16	$1,021,805	$1,062,631
6/30/16	$1,060,163	$1,103,152
7/31/16	$1,074,084	$1,112,246
8/31/16	$1,070,727	$1,103,269
9/30/16	$1,082,061	$1,114,476
10/31/16	$1,040,548	$1,065,991
11/30/16	$995,026	$1,009,819
12/31/16	$991,001	$1,000,111
1/31/17	$1,014,680	$1,018,895
2/28/17	$1,021,085	$1,021,841
3/31/17	$1,026,702	$1,024,927
4/30/17	$1,034,520	$1,039,521
5/31/17	$1,051,141	$1,062,258
6/30/17	$1,057,938	$1,061,282
7/31/17	$1,092,677	$1,089,747
8/31/17	$1,100,453	$1,101,399
9/30/17	$1,090,792	$1,087,554
10/31/17	$1,079,082	$1,079,407
11/30/17	$1,092,483	$1,102,315
12/31/17	$1,098,191	$1,105,271
1/31/18	$1,143,262	$1,138,810
2/28/18	$1,123,874	$1,129,165
3/31/18	$1,136,273	$1,145,318
4/30/18	$1,106,039	$1,119,350
5/31/18	$1,091,175	$1,098,417
6/30/18	$1,084,377	$1,090,745
7/31/18	$1,088,330	$1,086,780
8/31/18	$1,071,688	$1,083,387
9/30/18	$1,074,407	$1,071,778
10/31/18	$1,051,781	$1,056,901
11/30/18	$1,057,001	$1,058,102
12/31/18	$1,058,224	$1,081,548
1/31/19	$1,090,827	$1,101,710
2/28/19	$1,082,400	$1,090,211
3/31/19	$1,087,931	$1,097,974
4/30/19	$1,084,465	$1,091,274
5/31/19	$1,088,267	$1,102,649
6/30/19	$1,121,739	$1,135,508
7/31/19	$1,106,839	$1,127,388
8/31/19	$1,112,689	$1,145,269
9/30/19	$1,105,237	$1,128,962
10/31/19	$1,117,381	$1,139,785
11/30/19	$1,104,388	$1,124,333
12/31/19	$1,133,174	$1,136,572
1/31/20	$1,131,788	$1,145,180
2/29/20	$1,118,330	$1,142,860
3/31/20	$1,034,812	$1,106,093
4/30/20	$1,068,227	$1,128,698
5/31/20	$1,094,447	$1,132,061
6/30/20	$1,117,118	$1,143,529
7/31/20	$1,174,069	$1,194,345
8/31/20	$1,195,678	$1,197,759
9/30/20	$1,180,678	$1,190,830
10/31/20	$1,188,122	$1,196,314
11/30/20	$1,229,766	$1,224,816
12/31/20	$1,272,737	$1,251,440
1/31/21	$1,260,974	$1,238,610
2/28/21	$1,236,176	$1,214,592
3/31/21	$1,212,677	$1,185,230
4/30/21	$1,233,401	$1,204,405
5/31/21	$1,247,935	$1,220,760
6/30/21	$1,221,973	$1,196,138
7/31/21	$1,236,439	$1,214,153
8/31/21	$1,230,634	$1,206,708
9/30/21	$1,201,911	$1,177,100
10/31/21	$1,192,318	$1,172,506
11/30/21	$1,186,353	$1,164,086
12/31/21	$1,183,709	$1,163,216
1/31/22	$1,165,330	$1,140,459
2/28/22	$1,146,938	$1,127,833
3/31/22	$1,108,867	$1,091,693
4/30/22	$1,032,484	$1,017,144
5/31/22	$1,034,046	$1,017,196
6/30/22	$982,288	$971,447
7/31/22	$1,000,363	$990,096
8/31/22	$951,420	$940,683
9/30/22	$889,715	$885,487
10/31/22	$891,475	$884,228
11/30/22	$953,635	$933,533
12/31/22	$963,144	$945,749
1/31/23	$999,511	$978,693
2/28/23	$956,775	$939,607
3/31/23	$987,643	$974,694
4/30/23	$990,157	$977,478
5/31/23	$966,961	$951,169
6/30/23	$969,465	$953,630
7/31/23	$983,841	$965,825
8/31/23	$964,864	$946,790
9/30/23	$934,241	$915,502
10/31/23	$926,236	$907,125
11/30/23	$975,807	$957,184
12/31/23	$1,027,554	$999,851
1/31/24	$1,001,955	$976,953
2/29/24	$994,406	$965,382
3/31/24	$1,003,062	$967,740
4/30/24	$977,069	$942,679
5/31/24	$991,752	$952,112
6/30/24	$983,803	$947,301
7/31/24	$1,015,699	$977,170
8/31/24	$1,040,985	$1,007,784
9/30/24	$1,063,603	$1,027,964
10/31/24	$1,034,644	$985,590
11/30/24	$1,036,811	$983,314
12/31/24	$1,010,631	$957,625
1/31/25	$1,019,474	$963,299
2/28/25	$1,029,507	$971,066
3/31/25	$1,044,177	$981,851

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.10%	0.18%	0.43%
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	1.46%	(2.35%)	(0.18%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$682,957
# of Portfolio Holdings	1,484
Portfolio Turnover Rate	646%
Total Net Advisory Fees Paid During the Reporting Period	$1,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	84.0%
Japan	7.2%
Canada	5.7%
France	5.0%
United Kingdom	4.9%
Spain	4.6%
Cayman Islands	3.8%
Ireland	2.9%
Australia	2.7%
South Korea	2.4%
Saudi Arabia	2.4%
Other Countries	18.7%
Short-Term Instruments	0.3%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	1.0%
Other Assets and Liabilities, Net	(45.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFUIX

PIMCO International Bond Fund (Unhedged)

Annual Shareholder Report |

March 31, 2025

PIMS1853TSRAR_033125

I-2: PFUPX

PIMCO International Bond Fund (Unhedged)

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$83	0.81%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Proceeds received from a class action litigation settlement contributed to performance.

  Long exposure to senior securitized credit, particularly U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

  Positioning within developed market currencies, notably underweight exposure to the euro, detracted from relative performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Underweight exposure to duration in China detracted from relative performance, as yields fell.

  Underweight exposure to duration in Thailand detracted from relative performance, as yields fell.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,023,020	$1,021,682
5/31/15	$983,156	$990,806
6/30/15	$974,287	$991,656
7/31/15	$966,978	$990,271
8/31/15	$957,317	$993,783
9/30/15	$956,912	$998,018
10/31/15	$971,044	$1,001,224
11/30/15	$955,630	$973,406
12/31/15	$953,881	$985,460
1/31/16	$951,567	$990,368
2/29/16	$976,534	$1,024,924
3/31/16	$1,022,114	$1,066,864
4/30/16	$1,048,189	$1,088,579
5/31/16	$1,020,626	$1,062,631
6/30/16	$1,058,854	$1,103,152
7/31/16	$1,072,666	$1,112,246
8/31/16	$1,069,223	$1,103,269
9/30/16	$1,080,449	$1,114,476
10/31/16	$1,038,914	$1,065,991
11/30/16	$993,380	$1,009,819
12/31/16	$989,274	$1,000,111
1/31/17	$1,012,832	$1,018,895
2/28/17	$1,019,148	$1,021,841
3/31/17	$1,024,664	$1,024,927
4/30/17	$1,032,387	$1,039,521
5/31/17	$1,048,886	$1,062,258
6/30/17	$1,055,576	$1,061,282
7/31/17	$1,090,153	$1,089,747
8/31/17	$1,097,826	$1,101,399
9/30/17	$1,088,094	$1,087,554
10/31/17	$1,076,325	$1,079,407
11/30/17	$1,089,602	$1,102,315
12/31/17	$1,095,199	$1,105,271
1/31/18	$1,140,056	$1,138,810
2/28/18	$1,120,636	$1,129,165
3/31/18	$1,132,901	$1,145,318
4/30/18	$1,102,666	$1,119,350
5/31/18	$1,087,754	$1,098,417
6/30/18	$1,080,886	$1,090,745
7/31/18	$1,084,737	$1,086,780
8/31/18	$1,068,056	$1,083,387
9/30/18	$1,070,686	$1,071,778
10/31/18	$1,048,049	$1,056,901
11/30/18	$1,053,159	$1,058,102
12/31/18	$1,054,291	$1,081,548
1/31/19	$1,086,686	$1,101,710
2/28/19	$1,078,178	$1,090,211
3/31/19	$1,083,595	$1,097,974
4/30/19	$1,080,055	$1,091,274
5/31/19	$1,083,746	$1,102,649
6/30/19	$1,116,997	$1,135,508
7/31/19	$1,102,065	$1,127,388
8/31/19	$1,107,794	$1,145,269
9/30/19	$1,100,290	$1,128,962
10/31/19	$1,112,286	$1,139,785
11/30/19	$1,099,260	$1,124,333
12/31/19	$1,127,818	$1,136,572
1/31/20	$1,126,339	$1,145,180
2/29/20	$1,112,856	$1,142,860
3/31/20	$1,029,661	$1,106,093
4/30/20	$1,062,811	$1,128,698
5/31/20	$1,088,808	$1,132,061
6/30/20	$1,111,273	$1,143,529
7/31/20	$1,167,827	$1,194,345
8/31/20	$1,189,237	$1,197,759
9/30/20	$1,174,221	$1,190,830
10/31/20	$1,181,521	$1,196,314
11/30/20	$1,222,837	$1,224,816
12/31/20	$1,265,448	$1,251,440
1/31/21	$1,253,653	$1,238,610
2/28/21	$1,228,904	$1,214,592
3/31/21	$1,205,440	$1,185,230
4/30/21	$1,225,933	$1,204,405
5/31/21	$1,240,281	$1,220,760
6/30/21	$1,214,377	$1,196,138
7/31/21	$1,228,648	$1,214,153
8/31/21	$1,222,779	$1,206,708
9/30/21	$1,194,137	$1,177,100
10/31/21	$1,184,505	$1,172,506
11/30/21	$1,178,483	$1,164,086
12/31/21	$1,175,750	$1,163,216
1/31/22	$1,157,404	$1,140,459
2/28/22	$1,139,049	$1,127,833
3/31/22	$1,101,146	$1,091,693
4/30/22	$1,025,203	$1,017,144
5/31/22	$1,026,671	$1,017,196
6/30/22	$975,201	$971,447
7/31/22	$993,064	$990,096
8/31/22	$944,396	$940,683
9/30/22	$883,068	$885,487
10/31/22	$884,745	$884,228
11/30/22	$946,359	$933,533
12/31/22	$955,710	$945,749
1/31/23	$991,719	$978,693
2/28/23	$949,241	$939,607
3/31/23	$979,779	$974,694
4/30/23	$982,197	$977,478
5/31/23	$959,106	$951,169
6/30/23	$961,506	$953,630
7/31/23	$975,687	$965,825
8/31/23	$956,788	$946,790
9/30/23	$926,341	$915,502
10/31/23	$918,328	$907,125
11/30/23	$967,398	$957,184
12/31/23	$1,018,612	$999,851
1/31/24	$993,153	$976,953
2/29/24	$985,593	$965,382
3/31/24	$994,087	$967,740
4/30/24	$968,241	$942,679
5/31/24	$982,702	$952,112
6/30/24	$974,751	$947,301
7/31/24	$1,006,269	$977,170
8/31/24	$1,031,228	$1,007,784
9/30/24	$1,053,555	$1,027,964
10/31/24	$1,024,781	$985,590
11/30/24	$1,026,842	$983,314
12/31/24	$1,000,828	$957,625
1/31/25	$1,009,498	$963,299
2/28/25	$1,019,354	$971,066
3/31/25	$1,033,797	$981,851

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	3.99%	0.08%	0.33%
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	1.46%	(2.35%)	(0.18%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$682,957
# of Portfolio Holdings	1,484
Portfolio Turnover Rate	646%
Total Net Advisory Fees Paid During the Reporting Period	$1,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	84.0%
Japan	7.2%
Canada	5.7%
France	5.0%
United Kingdom	4.9%
Spain	4.6%
Cayman Islands	3.8%
Ireland	2.9%
Australia	2.7%
South Korea	2.4%
Saudi Arabia	2.4%
Other Countries	18.7%
Short-Term Instruments	0.3%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	1.0%
Other Assets and Liabilities, Net	(45.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PFUPX

PIMCO International Bond Fund (Unhedged)

Annual Shareholder Report |

March 31, 2025

PIMS1912TSRAR_033125

Class A: PMLAX

PIMCO Municipal Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the transportation sector detracted from performance, as the sector outperformed the broader municipal market.

  Security selection within the education sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg Municipal Bond Index
3/31/15	$9,775	$10,000
4/30/15	$9,719	$9,948
5/31/15	$9,683	$9,920
6/30/15	$9,679	$9,911
7/31/15	$9,706	$9,983
8/31/15	$9,711	$10,002
9/30/15	$9,790	$10,075
10/31/15	$9,869	$10,115
11/30/15	$9,957	$10,155
12/31/15	$10,063	$10,226
1/31/16	$10,138	$10,348
2/29/16	$10,144	$10,365
3/31/16	$10,222	$10,398
4/30/16	$10,321	$10,474
5/31/16	$10,367	$10,502
6/30/16	$10,548	$10,669
7/31/16	$10,564	$10,676
8/31/16	$10,590	$10,690
9/30/16	$10,564	$10,637
10/31/16	$10,451	$10,525
11/30/16	$9,983	$10,133
12/31/16	$10,062	$10,252
1/31/17	$10,150	$10,319
2/28/17	$10,218	$10,391
3/31/17	$10,246	$10,414
4/30/17	$10,347	$10,489
5/31/17	$10,493	$10,656
6/30/17	$10,491	$10,617
7/31/17	$10,561	$10,703
8/31/17	$10,675	$10,785
9/30/17	$10,661	$10,730
10/31/17	$10,677	$10,756
11/30/17	$10,652	$10,699
12/31/17	$10,780	$10,810
1/31/18	$10,699	$10,683
2/28/18	$10,652	$10,651
3/31/18	$10,705	$10,691
4/30/18	$10,690	$10,652
5/31/18	$10,842	$10,774
6/30/18	$10,852	$10,784
7/31/18	$10,893	$10,810
8/31/18	$10,905	$10,837
9/30/18	$10,844	$10,767
10/31/18	$10,741	$10,701
11/30/18	$10,797	$10,819
12/31/18	$10,895	$10,949
1/31/19	$10,958	$11,032
2/28/19	$11,023	$11,091
3/31/19	$11,223	$11,266
4/30/19	$11,299	$11,308
5/31/19	$11,443	$11,464
6/30/19	$11,471	$11,507
7/31/19	$11,544	$11,599
8/31/19	$11,757	$11,782
9/30/19	$11,690	$11,688
10/31/19	$11,693	$11,709
11/30/19	$11,721	$11,738
12/31/19	$11,770	$11,774
1/31/20	$11,970	$11,986
2/29/20	$12,146	$12,140
3/31/20	$11,632	$11,700
4/30/20	$11,421	$11,553
5/31/20	$11,759	$11,920
6/30/20	$11,969	$12,019
7/31/20	$12,179	$12,221
8/31/20	$12,115	$12,164
9/30/20	$12,088	$12,166
10/31/20	$12,050	$12,130
11/30/20	$12,295	$12,313
12/31/20	$12,423	$12,388
1/31/21	$12,535	$12,467
2/28/21	$12,317	$12,269
3/31/21	$12,383	$12,344
4/30/21	$12,523	$12,448
5/31/21	$12,600	$12,485
6/30/21	$12,664	$12,519
7/31/21	$12,766	$12,623
8/31/21	$12,699	$12,577
9/30/21	$12,585	$12,486
10/31/21	$12,554	$12,449
11/30/21	$12,681	$12,555
12/31/21	$12,701	$12,576
1/31/22	$12,378	$12,231
2/28/22	$12,276	$12,188
3/31/22	$11,860	$11,793
4/30/22	$11,495	$11,466
5/31/22	$11,592	$11,637
6/30/22	$11,348	$11,446
7/31/22	$11,643	$11,749
8/31/22	$11,412	$11,491
9/30/22	$10,962	$11,050
10/31/22	$10,805	$10,958
11/30/22	$11,330	$11,471
12/31/22	$11,315	$11,504
1/31/23	$11,656	$11,834
2/28/23	$11,403	$11,566
3/31/23	$11,600	$11,823
4/30/23	$11,656	$11,796
5/31/23	$11,601	$11,694
6/30/23	$11,713	$11,811
7/31/23	$11,757	$11,858
8/31/23	$11,641	$11,687
9/30/23	$11,348	$11,344
10/31/23	$11,166	$11,248
11/30/23	$11,907	$11,962
12/31/23	$12,227	$12,240
1/31/24	$12,238	$12,177
2/29/24	$12,276	$12,193
3/31/24	$12,302	$12,193
4/30/24	$12,173	$12,042
5/31/24	$12,227	$12,006
6/30/24	$12,394	$12,190
7/31/24	$12,485	$12,301
8/31/24	$12,579	$12,398
9/30/24	$12,708	$12,521
10/31/24	$12,548	$12,338
11/30/24	$12,746	$12,552
12/31/24	$12,543	$12,369
1/31/25	$12,593	$12,431
2/28/25	$12,749	$12,554
3/31/25	$12,528	$12,341

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	1.83%	1.49%	2.51%
Class A (including sales charge)	(0.46%)	1.03%	2.28%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,817,179
# of Portfolio Holdings	676
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$6,212
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	15.3%
Local or Guaranteed Housing	11.9%
Port, Airport & Marina Revenue	10.4%
Ad Valorem Property Tax	8.7%
Electric Power & Light Revenue	5.1%
Income Tax Revenue	4.9%
Natural Gas Revenue	4.9%
Water Revenue	4.9%
Industrial Revenue	4.0%
U.S. Government Agencies	3.3%
Miscellaneous Revenue	3.2%
Other Investments	19.5%
Short-Term Instruments	0.6%
Affiliated Investments	7.4%
Other Assets and Liabilities, Net	(4.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PMLAX

PIMCO Municipal Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS4012TSRAR_033125

Class C: PMLCX

PIMCO Municipal Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$126	1.25%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the transportation sector detracted from performance, as the sector outperformed the broader municipal market.

  Security selection within the education sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg Municipal Bond Index
3/31/15	$10,000	$10,000
4/30/15	$9,939	$9,948
5/31/15	$9,898	$9,920
6/30/15	$9,889	$9,911
7/31/15	$9,913	$9,983
8/31/15	$9,914	$10,002
9/30/15	$9,990	$10,075
10/31/15	$10,067	$10,115
11/30/15	$10,152	$10,155
12/31/15	$10,256	$10,226
1/31/16	$10,329	$10,348
2/29/16	$10,331	$10,365
3/31/16	$10,405	$10,398
4/30/16	$10,501	$10,474
5/31/16	$10,544	$10,502
6/30/16	$10,724	$10,669
7/31/16	$10,736	$10,676
8/31/16	$10,758	$10,690
9/30/16	$10,727	$10,637
10/31/16	$10,607	$10,525
11/30/16	$10,128	$10,133
12/31/16	$10,204	$10,252
1/31/17	$10,289	$10,319
2/28/17	$10,354	$10,391
3/31/17	$10,378	$10,414
4/30/17	$10,476	$10,489
5/31/17	$10,619	$10,656
6/30/17	$10,613	$10,617
7/31/17	$10,679	$10,703
8/31/17	$10,790	$10,785
9/30/17	$10,771	$10,730
10/31/17	$10,783	$10,756
11/30/17	$10,753	$10,699
12/31/17	$10,877	$10,810
1/31/18	$10,791	$10,683
2/28/18	$10,740	$10,651
3/31/18	$10,789	$10,691
4/30/18	$10,769	$10,652
5/31/18	$10,917	$10,774
6/30/18	$10,923	$10,784
7/31/18	$10,960	$10,810
8/31/18	$10,967	$10,837
9/30/18	$10,902	$10,767
10/31/18	$10,794	$10,701
11/30/18	$10,845	$10,819
12/31/18	$10,938	$10,949
1/31/19	$10,998	$11,032
2/28/19	$11,058	$11,091
3/31/19	$11,255	$11,266
4/30/19	$11,326	$11,308
5/31/19	$11,466	$11,464
6/30/19	$11,489	$11,507
7/31/19	$11,557	$11,599
8/31/19	$11,765	$11,782
9/30/19	$11,694	$11,688
10/31/19	$11,692	$11,709
11/30/19	$11,714	$11,738
12/31/19	$11,759	$11,774
1/31/20	$11,954	$11,986
2/29/20	$12,125	$12,140
3/31/20	$11,607	$11,700
4/30/20	$11,392	$11,553
5/31/20	$11,724	$11,920
6/30/20	$11,928	$12,019
7/31/20	$12,132	$12,221
8/31/20	$12,063	$12,164
9/30/20	$12,032	$12,166
10/31/20	$11,989	$12,130
11/30/20	$12,228	$12,313
12/31/20	$12,349	$12,388
1/31/21	$12,455	$12,467
2/28/21	$12,234	$12,269
3/31/21	$12,295	$12,344
4/30/21	$12,428	$12,448
5/31/21	$12,499	$12,485
6/30/21	$12,558	$12,519
7/31/21	$12,653	$12,623
8/31/21	$12,581	$12,577
9/30/21	$12,463	$12,486
10/31/21	$12,428	$12,449
11/30/21	$12,548	$12,555
12/31/21	$12,562	$12,576
1/31/22	$12,238	$12,231
2/28/22	$12,133	$12,188
3/31/22	$11,716	$11,793
4/30/22	$11,351	$11,466
5/31/22	$11,442	$11,637
6/30/22	$11,197	$11,446
7/31/22	$11,482	$11,749
8/31/22	$11,250	$11,491
9/30/22	$10,802	$11,050
10/31/22	$10,643	$10,958
11/30/22	$11,155	$11,471
12/31/22	$11,136	$11,504
1/31/23	$11,467	$11,834
2/28/23	$11,213	$11,566
3/31/23	$11,403	$11,823
4/30/23	$11,453	$11,796
5/31/23	$11,394	$11,694
6/30/23	$11,499	$11,811
7/31/23	$11,538	$11,858
8/31/23	$11,419	$11,687
9/30/23	$11,126	$11,344
10/31/23	$10,944	$11,248
11/30/23	$11,665	$11,962
12/31/23	$11,974	$12,240
1/31/24	$11,980	$12,177
2/29/24	$12,012	$12,193
3/31/24	$12,033	$12,193
4/30/24	$11,901	$12,042
5/31/24	$11,949	$12,006
6/30/24	$12,107	$12,190
7/31/24	$12,191	$12,301
8/31/24	$12,277	$12,398
9/30/24	$12,398	$12,521
10/31/24	$12,237	$12,338
11/30/24	$12,425	$12,552
12/31/24	$12,222	$12,369
1/31/25	$12,265	$12,431
2/28/25	$12,413	$12,554
3/31/25	$12,192	$12,341

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	1.33%	0.99%	2.00%
Class C (including sales charge)	0.34%	0.99%	2.00%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,817,179
# of Portfolio Holdings	676
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$6,212
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	15.3%
Local or Guaranteed Housing	11.9%
Port, Airport & Marina Revenue	10.4%
Ad Valorem Property Tax	8.7%
Electric Power & Light Revenue	5.1%
Income Tax Revenue	4.9%
Natural Gas Revenue	4.9%
Water Revenue	4.9%
Industrial Revenue	4.0%
U.S. Government Agencies	3.3%
Miscellaneous Revenue	3.2%
Other Investments	19.5%
Short-Term Instruments	0.6%
Affiliated Investments	7.4%
Other Assets and Liabilities, Net	(4.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PMLCX

PIMCO Municipal Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS4212TSRAR_033125

I-3: PMUNX

PIMCO Municipal Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$60	0.59%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the transportation sector detracted from performance, as the sector outperformed the broader municipal market.

  Security selection within the education sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (7/30/2021), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	Bloomberg Municipal Bond Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$994,436	$994,753
5/31/15	$990,895	$992,005
6/30/15	$990,539	$991,101
7/31/15	$993,515	$998,280
8/31/15	$994,089	$1,000,240
9/30/15	$1,002,282	$1,007,486
10/31/15	$1,010,571	$1,011,492
11/30/15	$1,019,671	$1,015,513
12/31/15	$1,030,707	$1,022,648
1/31/16	$1,038,550	$1,034,850
2/29/16	$1,039,312	$1,036,478
3/31/16	$1,047,386	$1,039,761
4/30/16	$1,057,661	$1,047,406
5/31/16	$1,062,506	$1,050,239
6/30/16	$1,081,265	$1,066,947
7/31/16	$1,083,044	$1,067,598
8/31/16	$1,085,847	$1,069,039
9/30/16	$1,083,340	$1,063,703
10/31/16	$1,071,854	$1,052,544
11/30/16	$1,024,029	$1,013,289
12/31/16	$1,032,295	$1,025,185
1/31/17	$1,041,410	$1,031,944
2/28/17	$1,048,532	$1,039,109
3/31/17	$1,051,593	$1,041,365
4/30/17	$1,062,076	$1,048,921
5/31/17	$1,077,166	$1,065,568
6/30/17	$1,077,171	$1,061,747
7/31/17	$1,084,456	$1,070,337
8/31/17	$1,096,286	$1,078,482
9/30/17	$1,094,976	$1,072,999
10/31/17	$1,096,833	$1,075,618
11/30/17	$1,094,402	$1,069,859
12/31/17	$1,107,646	$1,081,041
1/31/18	$1,099,483	$1,068,314
2/28/18	$1,094,830	$1,065,122
3/31/18	$1,100,418	$1,069,053
4/30/18	$1,098,967	$1,065,238
5/31/18	$1,114,751	$1,077,436
6/30/18	$1,115,986	$1,078,356
7/31/18	$1,120,376	$1,080,972
8/31/18	$1,121,773	$1,083,748
9/30/18	$1,115,612	$1,076,732
10/31/18	$1,105,185	$1,070,102
11/30/18	$1,111,082	$1,081,946
12/31/18	$1,121,235	$1,094,900
1/31/19	$1,127,934	$1,103,177
2/28/19	$1,134,721	$1,109,084
3/31/19	$1,155,506	$1,126,616
4/30/19	$1,163,439	$1,130,850
5/31/19	$1,178,507	$1,146,440
6/30/19	$1,181,435	$1,150,673
7/31/19	$1,189,163	$1,159,947
8/31/19	$1,211,249	$1,178,243
9/30/19	$1,204,510	$1,168,798
10/31/19	$1,205,000	$1,170,893
11/30/19	$1,207,993	$1,173,821
12/31/19	$1,213,218	$1,177,405
1/31/20	$1,234,058	$1,198,559
2/29/20	$1,252,348	$1,214,015
3/31/20	$1,199,537	$1,169,979
4/30/20	$1,177,930	$1,155,296
5/31/20	$1,212,936	$1,192,047
6/30/20	$1,234,719	$1,201,858
7/31/20	$1,256,541	$1,222,100
8/31/20	$1,250,098	$1,216,366
9/30/20	$1,247,537	$1,216,624
10/31/20	$1,243,779	$1,212,970
11/30/20	$1,269,234	$1,231,274
12/31/20	$1,282,642	$1,238,775
1/31/21	$1,294,302	$1,246,669
2/28/21	$1,271,949	$1,226,861
3/31/21	$1,278,972	$1,234,427
4/30/21	$1,293,601	$1,244,781
5/31/21	$1,301,683	$1,248,495
6/30/21	$1,308,541	$1,251,923
7/31/21	$1,319,201	$1,262,306
8/31/21	$1,312,420	$1,257,674
9/30/21	$1,300,813	$1,248,597
10/31/21	$1,297,826	$1,244,947
11/30/21	$1,311,100	$1,255,545
12/31/21	$1,313,289	$1,257,570
1/31/22	$1,280,066	$1,223,147
2/28/22	$1,269,727	$1,218,765
3/31/22	$1,226,821	$1,179,256
4/30/22	$1,189,294	$1,146,639
5/31/22	$1,199,448	$1,163,672
6/30/22	$1,174,376	$1,144,613
7/31/22	$1,204,995	$1,174,856
8/31/22	$1,181,290	$1,149,107
9/30/22	$1,134,947	$1,105,003
10/31/22	$1,118,827	$1,095,814
11/30/22	$1,173,293	$1,147,069
12/31/22	$1,171,899	$1,150,353
1/31/23	$1,207,368	$1,183,397
2/28/23	$1,181,302	$1,156,638
3/31/23	$1,201,960	$1,182,301
4/30/23	$1,207,848	$1,179,600
5/31/23	$1,202,327	$1,169,378
6/30/23	$1,214,079	$1,181,092
7/31/23	$1,218,854	$1,185,764
8/31/23	$1,206,947	$1,168,693
9/30/23	$1,176,700	$1,134,441
10/31/23	$1,158,074	$1,124,787
11/30/23	$1,235,017	$1,196,190
12/31/23	$1,268,425	$1,223,991
1/31/24	$1,269,695	$1,217,740
2/29/24	$1,273,824	$1,219,304
3/31/24	$1,276,702	$1,219,266
4/30/24	$1,263,400	$1,204,165
5/31/24	$1,269,247	$1,200,633
6/30/24	$1,286,716	$1,219,036
7/31/24	$1,296,330	$1,230,147
8/31/24	$1,306,281	$1,239,849
9/30/24	$1,319,852	$1,252,103
10/31/24	$1,303,429	$1,233,846
11/30/24	$1,324,131	$1,255,160
12/31/24	$1,303,275	$1,236,886
1/31/25	$1,308,618	$1,243,085
2/28/25	$1,325,013	$1,255,411
3/31/25	$1,302,182	$1,234,135

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	2.00%	1.66%	2.68%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,817,179
# of Portfolio Holdings	676
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$6,212
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	15.3%
Local or Guaranteed Housing	11.9%
Port, Airport & Marina Revenue	10.4%
Ad Valorem Property Tax	8.7%
Electric Power & Light Revenue	5.1%
Income Tax Revenue	4.9%
Natural Gas Revenue	4.9%
Water Revenue	4.9%
Industrial Revenue	4.0%
U.S. Government Agencies	3.3%
Miscellaneous Revenue	3.2%
Other Investments	19.5%
Short-Term Instruments	0.6%
Affiliated Investments	7.4%
Other Assets and Liabilities, Net	(4.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PMUNX

PIMCO Municipal Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS2233TSRAR_033125

Institutional Class: PFMIX

PIMCO Municipal Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$44	0.44%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the transportation sector detracted from performance, as the sector outperformed the broader municipal market.

  Security selection within the education sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg Municipal Bond Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$994,559	$994,753
5/31/15	$991,144	$992,005
6/30/15	$990,910	$991,101
7/31/15	$994,013	$998,280
8/31/15	$994,714	$1,000,240
9/30/15	$1,003,035	$1,007,486
10/31/15	$1,011,458	$1,011,492
11/30/15	$1,020,691	$1,015,513
12/31/15	$1,031,869	$1,022,648
1/31/16	$1,039,852	$1,034,850
2/29/16	$1,040,739	$1,036,478
3/31/16	$1,048,956	$1,039,761
4/30/16	$1,059,376	$1,047,406
5/31/16	$1,064,364	$1,050,239
6/30/16	$1,083,287	$1,066,947
7/31/16	$1,085,208	$1,067,598
8/31/16	$1,088,154	$1,069,039
9/30/16	$1,085,775	$1,063,703
10/31/16	$1,074,400	$1,052,544
11/30/16	$1,026,590	$1,013,289
12/31/16	$1,035,008	$1,025,185
1/31/17	$1,044,280	$1,031,944
2/28/17	$1,051,541	$1,039,109
3/31/17	$1,054,745	$1,041,365
4/30/17	$1,065,389	$1,048,921
5/31/17	$1,080,663	$1,065,568
6/30/17	$1,080,801	$1,061,747
7/31/17	$1,088,249	$1,070,337
8/31/17	$1,100,259	$1,078,482
9/30/17	$1,099,081	$1,072,999
10/31/17	$1,101,084	$1,075,618
11/30/17	$1,098,780	$1,069,859
12/31/17	$1,112,218	$1,081,041
1/31/18	$1,104,163	$1,068,314
2/28/18	$1,099,616	$1,065,122
3/31/18	$1,105,369	$1,069,053
4/30/18	$1,104,047	$1,065,238
5/31/18	$1,120,046	$1,077,436
6/30/18	$1,121,424	$1,078,356
7/31/18	$1,125,978	$1,080,972
8/31/18	$1,127,526	$1,083,748
9/30/18	$1,121,472	$1,076,732
10/31/18	$1,111,131	$1,070,102
11/30/18	$1,117,197	$1,081,946
12/31/18	$1,127,549	$1,094,900
1/31/19	$1,134,430	$1,103,177
2/28/19	$1,141,386	$1,109,084
3/31/19	$1,162,440	$1,126,616
4/30/19	$1,170,563	$1,130,850
5/31/19	$1,185,874	$1,146,440
6/30/19	$1,188,966	$1,150,673
7/31/19	$1,196,895	$1,159,947
8/31/19	$1,219,279	$1,178,243
9/30/19	$1,212,645	$1,168,798
10/31/19	$1,213,292	$1,170,893
11/30/19	$1,216,455	$1,173,821
12/31/19	$1,221,872	$1,177,405
1/31/20	$1,243,018	$1,198,559
2/29/20	$1,261,588	$1,214,015
3/31/20	$1,208,540	$1,169,979
4/30/20	$1,186,919	$1,155,296
5/31/20	$1,222,345	$1,192,047
6/30/20	$1,244,449	$1,201,858
7/31/20	$1,266,602	$1,222,100
8/31/20	$1,260,269	$1,216,366
9/30/20	$1,257,841	$1,216,624
10/31/20	$1,254,212	$1,212,970
11/30/20	$1,280,035	$1,231,274
12/31/20	$1,293,722	$1,238,775
1/31/21	$1,305,648	$1,246,669
2/28/21	$1,283,249	$1,226,861
3/31/21	$1,290,498	$1,234,427
4/30/21	$1,305,419	$1,244,781
5/31/21	$1,313,741	$1,248,495
6/30/21	$1,320,826	$1,251,923
7/31/21	$1,331,749	$1,262,306
8/31/21	$1,325,097	$1,257,674
9/30/21	$1,313,545	$1,248,597
10/31/21	$1,310,725	$1,244,947
11/30/21	$1,324,305	$1,255,545
12/31/21	$1,326,709	$1,257,570
1/31/22	$1,293,321	$1,223,147
2/28/22	$1,283,011	$1,218,765
3/31/22	$1,239,816	$1,179,256
4/30/22	$1,202,047	$1,146,639
5/31/22	$1,212,448	$1,163,672
6/30/22	$1,187,259	$1,144,613
7/31/22	$1,218,367	$1,174,856
8/31/22	$1,194,549	$1,149,107
9/30/22	$1,147,827	$1,105,003
10/31/22	$1,131,660	$1,095,814
11/30/22	$1,186,889	$1,147,069
12/31/22	$1,185,640	$1,150,353
1/31/23	$1,221,669	$1,183,397
2/28/23	$1,195,434	$1,156,638
3/31/23	$1,216,502	$1,182,301
4/30/23	$1,222,600	$1,179,600
5/31/23	$1,217,163	$1,169,378
6/30/23	$1,229,219	$1,181,092
7/31/23	$1,234,197	$1,185,764
8/31/23	$1,222,295	$1,168,693
9/30/23	$1,191,815	$1,134,441
10/31/23	$1,173,093	$1,124,787
11/30/23	$1,251,172	$1,196,190
12/31/23	$1,285,183	$1,223,991
1/31/24	$1,286,665	$1,217,740
2/29/24	$1,291,001	$1,219,304
3/31/24	$1,294,082	$1,219,266
4/30/24	$1,280,758	$1,204,165
5/31/24	$1,286,856	$1,200,633
6/30/24	$1,304,714	$1,219,036
7/31/24	$1,314,630	$1,230,147
8/31/24	$1,324,900	$1,239,849
9/30/24	$1,338,817	$1,252,103
10/31/24	$1,322,327	$1,233,846
11/30/24	$1,343,505	$1,255,160
12/31/24	$1,322,514	$1,236,886
1/31/25	$1,328,107	$1,243,085
2/28/25	$1,344,901	$1,255,411
3/31/25	$1,321,883	$1,234,135

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	2.15%	1.81%	2.83%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,817,179
# of Portfolio Holdings	676
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$6,212
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	15.3%
Local or Guaranteed Housing	11.9%
Port, Airport & Marina Revenue	10.4%
Ad Valorem Property Tax	8.7%
Electric Power & Light Revenue	5.1%
Income Tax Revenue	4.9%
Natural Gas Revenue	4.9%
Water Revenue	4.9%
Industrial Revenue	4.0%
U.S. Government Agencies	3.3%
Miscellaneous Revenue	3.2%
Other Investments	19.5%
Short-Term Instruments	0.6%
Affiliated Investments	7.4%
Other Assets and Liabilities, Net	(4.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFMIX

PIMCO Municipal Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS0040TSRAR_033125

I-2: PMUPX

PIMCO Municipal Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$55	0.54%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the transportation sector detracted from performance, as the sector outperformed the broader municipal market.

  Security selection within the education sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg Municipal Bond Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$994,478	$994,753
5/31/15	$990,980	$992,005
6/30/15	$990,665	$991,101
7/31/15	$993,677	$998,280
8/31/15	$994,299	$1,000,240
9/30/15	$1,002,536	$1,007,486
10/31/15	$1,010,867	$1,011,492
11/30/15	$1,020,013	$1,015,513
12/31/15	$1,031,088	$1,022,648
1/31/16	$1,038,987	$1,034,850
2/29/16	$1,039,790	$1,036,478
3/31/16	$1,047,913	$1,039,761
4/30/16	$1,058,234	$1,047,406
5/31/16	$1,063,130	$1,050,239
6/30/16	$1,081,943	$1,066,947
7/31/16	$1,083,770	$1,067,598
8/31/16	$1,086,621	$1,069,039
9/30/16	$1,084,150	$1,063,703
10/31/16	$1,072,707	$1,052,544
11/30/16	$1,024,860	$1,013,289
12/31/16	$1,033,169	$1,025,185
1/31/17	$1,042,343	$1,031,944
2/28/17	$1,049,512	$1,039,109
3/31/17	$1,052,615	$1,041,365
4/30/17	$1,063,157	$1,048,921
5/31/17	$1,078,308	$1,065,568
6/30/17	$1,078,352	$1,061,747
7/31/17	$1,085,697	$1,070,337
8/31/17	$1,097,586	$1,078,482
9/30/17	$1,096,317	$1,072,999
10/31/17	$1,098,226	$1,075,618
11/30/17	$1,095,837	$1,069,859
12/31/17	$1,109,143	$1,081,041
1/31/18	$1,101,019	$1,068,314
2/28/18	$1,096,400	$1,065,122
3/31/18	$1,102,039	$1,069,053
4/30/18	$1,100,634	$1,065,238
5/31/18	$1,116,487	$1,077,436
6/30/18	$1,117,768	$1,078,356
7/31/18	$1,122,215	$1,080,972
8/31/18	$1,123,653	$1,083,748
9/30/18	$1,117,537	$1,076,732
10/31/18	$1,107,139	$1,070,102
11/30/18	$1,113,086	$1,081,946
12/31/18	$1,123,306	$1,094,900
1/31/19	$1,130,067	$1,103,177
2/28/19	$1,136,912	$1,109,084
3/31/19	$1,157,786	$1,126,616
4/30/19	$1,165,782	$1,130,850
5/31/19	$1,180,929	$1,146,440
6/30/19	$1,183,918	$1,150,673
7/31/19	$1,191,714	$1,159,947
8/31/19	$1,213,892	$1,178,243
9/30/19	$1,207,195	$1,168,798
10/31/19	$1,207,737	$1,170,893
11/30/19	$1,210,784	$1,173,821
12/31/19	$1,216,073	$1,177,405
1/31/20	$1,237,011	$1,198,559
2/29/20	$1,255,397	$1,214,015
3/31/20	$1,202,511	$1,169,979
4/30/20	$1,180,902	$1,155,296
5/31/20	$1,216,049	$1,192,047
6/30/20	$1,237,937	$1,201,858
7/31/20	$1,259,861	$1,222,100
8/31/20	$1,253,464	$1,216,366
9/30/20	$1,250,947	$1,216,624
10/31/20	$1,247,228	$1,212,970
11/30/20	$1,272,808	$1,231,274
12/31/20	$1,286,298	$1,238,775
1/31/21	$1,298,057	$1,246,669
2/28/21	$1,275,687	$1,226,861
3/31/21	$1,282,784	$1,234,427
4/30/21	$1,297,502	$1,244,781
5/31/21	$1,305,668	$1,248,495
6/30/21	$1,312,602	$1,251,923
7/31/21	$1,323,343	$1,262,306
8/31/21	$1,316,624	$1,257,674
9/30/21	$1,305,038	$1,248,597
10/31/21	$1,302,127	$1,244,947
11/30/21	$1,315,510	$1,255,545
12/31/21	$1,317,779	$1,257,570
1/31/22	$1,284,512	$1,223,147
2/28/22	$1,274,174	$1,218,765
3/31/22	$1,231,170	$1,179,256
4/30/22	$1,193,560	$1,146,639
5/31/22	$1,203,793	$1,163,672
6/30/22	$1,178,687	$1,144,613
7/31/22	$1,209,471	$1,174,856
8/31/22	$1,185,725	$1,149,107
9/30/22	$1,139,245	$1,105,003
10/31/22	$1,123,109	$1,095,814
11/30/22	$1,177,825	$1,147,069
12/31/22	$1,176,480	$1,150,353
1/31/23	$1,212,136	$1,183,397
2/28/23	$1,186,015	$1,156,638
3/31/23	$1,206,808	$1,182,301
4/30/23	$1,212,765	$1,179,600
5/31/23	$1,207,270	$1,169,378
6/30/23	$1,219,121	$1,181,092
7/31/23	$1,223,962	$1,185,764
8/31/23	$1,212,056	$1,168,693
9/30/23	$1,181,729	$1,134,441
10/31/23	$1,163,069	$1,124,787
11/30/23	$1,240,382	$1,196,190
12/31/23	$1,273,990	$1,223,991
1/31/24	$1,275,355	$1,217,740
2/29/24	$1,279,550	$1,219,304
3/31/24	$1,282,496	$1,219,266
4/30/24	$1,269,186	$1,204,165
5/31/24	$1,275,115	$1,200,633
6/30/24	$1,292,713	$1,219,036
7/31/24	$1,302,427	$1,230,147
8/31/24	$1,312,484	$1,239,849
9/30/24	$1,326,169	$1,252,103
10/31/24	$1,309,723	$1,233,846
11/30/24	$1,330,588	$1,255,160
12/31/24	$1,309,687	$1,236,886
1/31/25	$1,315,111	$1,243,085
2/28/25	$1,331,639	$1,255,411
3/31/25	$1,308,747	$1,234,135

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	2.05%	1.71%	2.73%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,817,179
# of Portfolio Holdings	676
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$6,212
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	15.3%
Local or Guaranteed Housing	11.9%
Port, Airport & Marina Revenue	10.4%
Ad Valorem Property Tax	8.7%
Electric Power & Light Revenue	5.1%
Income Tax Revenue	4.9%
Natural Gas Revenue	4.9%
Water Revenue	4.9%
Industrial Revenue	4.0%
U.S. Government Agencies	3.3%
Miscellaneous Revenue	3.2%
Other Investments	19.5%
Short-Term Instruments	0.6%
Affiliated Investments	7.4%
Other Assets and Liabilities, Net	(4.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PMUPX

PIMCO Municipal Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS1916TSRAR_033125

Class A: PMNTX

PIMCO National Intermediate Municipal Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.80%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  Security selection within the pre-refunded sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the healthcare sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg Municipal Bond Index	Bloomberg 1-15 Year Municipal Bond Index
3/31/15	$9,775	$10,000	$10,000
4/30/15	$9,715	$9,948	$9,963
5/31/15	$9,682	$9,920	$9,935
6/30/15	$9,676	$9,911	$9,934
7/31/15	$9,730	$9,983	$9,994
8/31/15	$9,745	$10,002	$10,013
9/30/15	$9,800	$10,075	$10,084
10/31/15	$9,864	$10,115	$10,123
11/30/15	$9,918	$10,155	$10,144
12/31/15	$10,006	$10,226	$10,197
1/31/16	$10,106	$10,348	$10,318
2/29/16	$10,120	$10,365	$10,336
3/31/16	$10,143	$10,398	$10,346
4/30/16	$10,225	$10,474	$10,408
5/31/16	$10,221	$10,502	$10,413
6/30/16	$10,390	$10,669	$10,542
7/31/16	$10,387	$10,676	$10,556
8/31/16	$10,411	$10,690	$10,560
9/30/16	$10,380	$10,637	$10,522
10/31/16	$10,278	$10,525	$10,436
11/30/16	$9,880	$10,133	$10,100
12/31/16	$9,947	$10,252	$10,198
1/31/17	$10,012	$10,319	$10,270
2/28/17	$10,060	$10,391	$10,338
3/31/17	$10,088	$10,414	$10,356
4/30/17	$10,173	$10,489	$10,430
5/31/17	$10,297	$10,656	$10,566
6/30/17	$10,278	$10,617	$10,526
7/31/17	$10,353	$10,703	$10,603
8/31/17	$10,450	$10,785	$10,673
9/30/17	$10,411	$10,730	$10,624
10/31/17	$10,430	$10,756	$10,639
11/30/17	$10,380	$10,699	$10,552
12/31/17	$10,439	$10,810	$10,640
1/31/18	$10,359	$10,683	$10,547
2/28/18	$10,320	$10,651	$10,520
3/31/18	$10,330	$10,691	$10,543
4/30/18	$10,309	$10,652	$10,515
5/31/18	$10,389	$10,774	$10,613
6/30/18	$10,400	$10,784	$10,632
7/31/18	$10,430	$10,810	$10,666
8/31/18	$10,452	$10,837	$10,685
9/30/18	$10,391	$10,767	$10,626
10/31/18	$10,331	$10,701	$10,582
11/30/18	$10,424	$10,819	$10,690
12/31/18	$10,514	$10,949	$10,808
1/31/19	$10,615	$11,032	$10,899
2/28/19	$10,677	$11,091	$10,952
3/31/19	$10,799	$11,266	$11,080
4/30/19	$10,840	$11,308	$11,102
5/31/19	$10,972	$11,464	$11,237
6/30/19	$11,012	$11,507	$11,283
7/31/19	$11,092	$11,599	$11,372
8/31/19	$11,224	$11,782	$11,504
9/30/19	$11,139	$11,688	$11,411
10/31/19	$11,146	$11,709	$11,441
11/30/19	$11,165	$11,738	$11,467
12/31/19	$11,203	$11,774	$11,504
1/31/20	$11,365	$11,986	$11,680
2/29/20	$11,475	$12,140	$11,790
3/31/20	$11,013	$11,700	$11,446
4/30/20	$10,906	$11,553	$11,365
5/31/20	$11,214	$11,920	$11,687
6/30/20	$11,346	$12,019	$11,755
7/31/20	$11,509	$12,221	$11,919
8/31/20	$11,493	$12,164	$11,880
9/30/20	$11,478	$12,166	$11,889
10/31/20	$11,452	$12,130	$11,859
11/30/20	$11,594	$12,313	$11,991
12/31/20	$11,674	$12,388	$12,048
1/31/21	$11,739	$12,467	$12,105
2/28/21	$11,576	$12,269	$11,953
3/31/21	$11,621	$12,344	$12,009
4/30/21	$11,710	$12,448	$12,084
5/31/21	$11,734	$12,485	$12,102
6/30/21	$11,759	$12,519	$12,117
7/31/21	$11,837	$12,623	$12,205
8/31/21	$11,797	$12,577	$12,180
9/30/21	$11,705	$12,486	$12,106
10/31/21	$11,676	$12,449	$12,070
11/30/21	$11,733	$12,555	$12,135
12/31/21	$11,743	$12,576	$12,152
1/31/22	$11,467	$12,231	$11,855
2/28/22	$11,407	$12,188	$11,818
3/31/22	$11,110	$11,793	$11,504
4/30/22	$10,868	$11,466	$11,263
5/31/22	$10,991	$11,637	$11,421
6/30/22	$10,868	$11,446	$11,325
7/31/22	$11,111	$11,749	$11,578
8/31/22	$10,925	$11,491	$11,378
9/30/22	$10,653	$11,050	$11,033
10/31/22	$10,566	$10,958	$10,991
11/30/22	$10,980	$11,471	$11,376
12/31/22	$10,996	$11,504	$11,429
1/31/23	$11,281	$11,834	$11,686
2/28/23	$11,078	$11,566	$11,466
3/31/23	$11,271	$11,823	$11,689
4/30/23	$11,275	$11,796	$11,656
5/31/23	$11,204	$11,694	$11,553
6/30/23	$11,279	$11,811	$11,641
7/31/23	$11,317	$11,858	$11,686
8/31/23	$11,235	$11,687	$11,569
9/30/23	$10,988	$11,344	$11,309
10/31/23	$10,884	$11,248	$11,262
11/30/23	$11,441	$11,962	$11,806
12/31/23	$11,720	$12,240	$12,030
1/31/24	$11,717	$12,177	$11,984
2/29/24	$11,761	$12,193	$11,996
3/31/24	$11,784	$12,193	$11,995
4/30/24	$11,671	$12,042	$11,872
5/31/24	$11,662	$12,006	$11,801
6/30/24	$11,807	$12,190	$11,954
7/31/24	$11,897	$12,301	$12,060
8/31/24	$11,980	$12,398	$12,167
9/30/24	$12,092	$12,521	$12,266
10/31/24	$11,917	$12,338	$12,110
11/30/24	$12,076	$12,552	$12,259
12/31/24	$11,934	$12,369	$12,136
1/31/25	$11,999	$12,431	$12,219
2/28/25	$12,135	$12,554	$12,338
3/31/25	$11,966	$12,341	$12,183

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	1.55%	1.67%	2.04%
Class A (including sales charge)	(0.74%)	1.22%	1.81%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg 1-15 Year Municipal Bond Index	1.57%	1.26%	1.99%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$928,467
# of Portfolio Holdings	414
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$1,707
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	17.6%
Port, Airport & Marina Revenue	10.7%
Local or Guaranteed Housing	9.6%
Ad Valorem Property Tax	7.5%
Electric Power & Light Revenue	7.3%
Natural Gas Revenue	5.5%
Industrial Revenue	4.8%
Water Revenue	3.8%
Miscellaneous Revenue	3.7%
U.S. Government Agencies	3.7%
Sales Tax Revenue	3.0%
Other Investments	19.6%
Short-Term Instruments	0.6%
Affiliated Investments	3.3%
Other Assets and Liabilities, Net	(0.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PMNTX

PIMCO National Intermediate Municipal Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS6041TSRAR_033125

Class C: PMNNX

PIMCO National Intermediate Municipal Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$131	1.30%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  Security selection within the pre-refunded sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the healthcare sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg Municipal Bond Index	Bloomberg 1-15 Year Municipal Bond Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,934	$9,948	$9,963
5/31/15	$9,896	$9,920	$9,935
6/30/15	$9,887	$9,911	$9,934
7/31/15	$9,937	$9,983	$9,994
8/31/15	$9,948	$10,002	$10,013
9/30/15	$10,000	$10,075	$10,084
10/31/15	$10,061	$10,115	$10,123
11/30/15	$10,113	$10,155	$10,144
12/31/15	$10,198	$10,226	$10,197
1/31/16	$10,296	$10,348	$10,318
2/29/16	$10,306	$10,365	$10,336
3/31/16	$10,325	$10,398	$10,346
4/30/16	$10,404	$10,474	$10,408
5/31/16	$10,395	$10,502	$10,413
6/30/16	$10,563	$10,669	$10,542
7/31/16	$10,555	$10,676	$10,556
8/31/16	$10,576	$10,690	$10,560
9/30/16	$10,539	$10,637	$10,522
10/31/16	$10,432	$10,525	$10,436
11/30/16	$10,024	$10,133	$10,100
12/31/16	$10,087	$10,252	$10,198
1/31/17	$10,149	$10,319	$10,270
2/28/17	$10,194	$10,391	$10,338
3/31/17	$10,218	$10,414	$10,356
4/30/17	$10,299	$10,489	$10,430
5/31/17	$10,421	$10,656	$10,566
6/30/17	$10,397	$10,617	$10,526
7/31/17	$10,469	$10,703	$10,603
8/31/17	$10,563	$10,785	$10,673
9/30/17	$10,519	$10,730	$10,624
10/31/17	$10,533	$10,756	$10,639
11/30/17	$10,478	$10,699	$10,552
12/31/17	$10,533	$10,810	$10,640
1/31/18	$10,448	$10,683	$10,547
2/28/18	$10,405	$10,651	$10,520
3/31/18	$10,411	$10,691	$10,543
4/30/18	$10,386	$10,652	$10,515
5/31/18	$10,461	$10,774	$10,613
6/30/18	$10,468	$10,784	$10,632
7/31/18	$10,494	$10,810	$10,666
8/31/18	$10,511	$10,837	$10,685
9/30/18	$10,446	$10,767	$10,626
10/31/18	$10,381	$10,701	$10,582
11/30/18	$10,470	$10,819	$10,690
12/31/18	$10,557	$10,949	$10,808
1/31/19	$10,653	$11,032	$10,899
2/28/19	$10,711	$11,091	$10,952
3/31/19	$10,829	$11,266	$11,080
4/30/19	$10,865	$11,308	$11,102
5/31/19	$10,994	$11,464	$11,237
6/30/19	$11,029	$11,507	$11,283
7/31/19	$11,105	$11,599	$11,372
8/31/19	$11,232	$11,782	$11,504
9/30/19	$11,142	$11,688	$11,411
10/31/19	$11,145	$11,709	$11,441
11/30/19	$11,159	$11,738	$11,467
12/31/19	$11,192	$11,774	$11,504
1/31/20	$11,349	$11,986	$11,680
2/29/20	$11,454	$12,140	$11,790
3/31/20	$10,989	$11,700	$11,446
4/30/20	$10,878	$11,553	$11,365
5/31/20	$11,180	$11,920	$11,687
6/30/20	$11,307	$12,019	$11,755
7/31/20	$11,465	$12,221	$11,919
8/31/20	$11,444	$12,164	$11,880
9/30/20	$11,424	$12,166	$11,889
10/31/20	$11,394	$12,130	$11,859
11/30/20	$11,530	$12,313	$11,991
12/31/20	$11,604	$12,388	$12,048
1/31/21	$11,665	$12,467	$12,105
2/28/21	$11,498	$12,269	$11,953
3/31/21	$11,538	$12,344	$12,009
4/30/21	$11,621	$12,448	$12,084
5/31/21	$11,640	$12,485	$12,102
6/30/21	$11,661	$12,519	$12,117
7/31/21	$11,732	$12,623	$12,205
8/31/21	$11,688	$12,577	$12,180
9/30/21	$11,592	$12,486	$12,106
10/31/21	$11,559	$12,449	$12,070
11/30/21	$11,610	$12,555	$12,135
12/31/21	$11,615	$12,576	$12,152
1/31/22	$11,337	$12,231	$11,855
2/28/22	$11,274	$12,188	$11,818
3/31/22	$10,976	$11,793	$11,504
4/30/22	$10,732	$11,466	$11,263
5/31/22	$10,848	$11,637	$11,421
6/30/22	$10,723	$11,446	$11,325
7/31/22	$10,958	$11,749	$11,578
8/31/22	$10,770	$11,491	$11,378
9/30/22	$10,498	$11,050	$11,033
10/31/22	$10,407	$10,958	$10,991
11/30/22	$10,810	$11,471	$11,376
12/31/22	$10,822	$11,504	$11,429
1/31/23	$11,097	$11,834	$11,686
2/28/23	$10,894	$11,566	$11,466
3/31/23	$11,079	$11,823	$11,689
4/30/23	$11,078	$11,796	$11,656
5/31/23	$11,003	$11,694	$11,553
6/30/23	$11,072	$11,811	$11,641
7/31/23	$11,105	$11,858	$11,686
8/31/23	$11,021	$11,687	$11,569
9/30/23	$10,774	$11,344	$11,309
10/31/23	$10,667	$11,248	$11,262
11/30/23	$11,209	$11,962	$11,806
12/31/23	$11,477	$12,240	$12,030
1/31/24	$11,470	$12,177	$11,984
2/29/24	$11,508	$12,193	$11,996
3/31/24	$11,526	$12,193	$11,995
4/30/24	$11,410	$12,042	$11,872
5/31/24	$11,396	$12,006	$11,801
6/30/24	$11,534	$12,190	$11,954
7/31/24	$11,617	$12,301	$12,060
8/31/24	$11,692	$12,398	$12,167
9/30/24	$11,797	$12,521	$12,266
10/31/24	$11,622	$12,338	$12,110
11/30/24	$11,772	$12,552	$12,259
12/31/24	$11,628	$12,369	$12,136
1/31/25	$11,687	$12,431	$12,219
2/28/25	$11,815	$12,554	$12,338
3/31/25	$11,646	$12,341	$12,183

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	1.04%	1.17%	1.54%
Class C (including sales charge)	0.06%	1.17%	1.54%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg 1-15 Year Municipal Bond Index	1.57%	1.26%	1.99%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$928,467
# of Portfolio Holdings	414
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$1,707
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	17.6%
Port, Airport & Marina Revenue	10.7%
Local or Guaranteed Housing	9.6%
Ad Valorem Property Tax	7.5%
Electric Power & Light Revenue	7.3%
Natural Gas Revenue	5.5%
Industrial Revenue	4.8%
Water Revenue	3.8%
Miscellaneous Revenue	3.7%
U.S. Government Agencies	3.7%
Sales Tax Revenue	3.0%
Other Investments	19.6%
Short-Term Instruments	0.6%
Affiliated Investments	3.3%
Other Assets and Liabilities, Net	(0.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PMNNX

PIMCO National Intermediate Municipal Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS6241TSRAR_033125

Institutional Class: PMNIX

PIMCO National Intermediate Municipal Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.45%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  Security selection within the pre-refunded sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the healthcare sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg 1-15 Year Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$994,132	$994,753	$996,301
5/31/15	$991,004	$992,005	$993,468
6/30/15	$990,759	$991,101	$993,368
7/31/15	$996,598	$998,280	$999,432
8/31/15	$998,382	$1,000,240	$1,001,292
9/30/15	$1,004,254	$1,007,486	$1,008,404
10/31/15	$1,011,166	$1,011,492	$1,012,267
11/30/15	$1,016,990	$1,015,513	$1,014,365
12/31/15	$1,026,328	$1,022,648	$1,019,686
1/31/16	$1,036,877	$1,034,850	$1,031,788
2/29/16	$1,038,608	$1,036,478	$1,033,610
3/31/16	$1,041,281	$1,039,761	$1,034,574
4/30/16	$1,050,013	$1,047,406	$1,040,812
5/31/16	$1,049,876	$1,050,239	$1,041,285
6/30/16	$1,067,581	$1,066,947	$1,054,179
7/31/16	$1,067,538	$1,067,598	$1,055,602
8/31/16	$1,070,391	$1,069,039	$1,055,973
9/30/16	$1,067,460	$1,063,703	$1,052,153
10/31/16	$1,057,340	$1,052,544	$1,043,614
11/30/16	$1,016,694	$1,013,289	$1,009,984
12/31/16	$1,023,843	$1,025,185	$1,019,797
1/31/17	$1,030,826	$1,031,944	$1,026,975
2/28/17	$1,036,046	$1,039,109	$1,033,830
3/31/17	$1,039,279	$1,041,365	$1,035,573
4/30/17	$1,048,294	$1,048,921	$1,042,964
5/31/17	$1,061,447	$1,065,568	$1,056,631
6/30/17	$1,059,732	$1,061,747	$1,052,578
7/31/17	$1,067,836	$1,070,337	$1,060,290
8/31/17	$1,078,163	$1,078,482	$1,067,316
9/30/17	$1,074,459	$1,072,999	$1,062,353
10/31/17	$1,076,665	$1,075,618	$1,063,860
11/30/17	$1,071,816	$1,069,859	$1,055,215
12/31/17	$1,078,251	$1,081,041	$1,063,964
1/31/18	$1,070,276	$1,068,314	$1,054,690
2/28/18	$1,066,564	$1,065,122	$1,051,991
3/31/18	$1,067,949	$1,069,053	$1,054,299
4/30/18	$1,066,109	$1,065,238	$1,051,486
5/31/18	$1,074,618	$1,077,436	$1,061,340
6/30/18	$1,076,092	$1,078,356	$1,063,212
7/31/18	$1,079,476	$1,080,972	$1,066,612
8/31/18	$1,082,173	$1,083,748	$1,068,511
9/30/18	$1,076,071	$1,076,732	$1,062,557
10/31/18	$1,070,177	$1,070,102	$1,058,192
11/30/18	$1,080,153	$1,081,946	$1,068,962
12/31/18	$1,089,863	$1,094,900	$1,080,776
1/31/19	$1,100,607	$1,103,177	$1,089,948
2/28/19	$1,107,326	$1,109,084	$1,095,238
3/31/19	$1,120,270	$1,126,616	$1,107,953
4/30/19	$1,124,841	$1,130,850	$1,110,206
5/31/19	$1,138,983	$1,146,440	$1,123,676
6/30/19	$1,143,347	$1,150,673	$1,128,328
7/31/19	$1,152,017	$1,159,947	$1,137,219
8/31/19	$1,166,139	$1,178,243	$1,150,441
9/30/19	$1,157,590	$1,168,798	$1,141,101
10/31/19	$1,158,697	$1,170,893	$1,144,080
11/30/19	$1,160,960	$1,173,821	$1,146,739
12/31/19	$1,165,261	$1,177,405	$1,150,358
1/31/20	$1,182,474	$1,198,559	$1,167,992
2/29/20	$1,194,202	$1,214,015	$1,179,036
3/31/20	$1,146,536	$1,169,979	$1,144,627
4/30/20	$1,135,707	$1,155,296	$1,136,468
5/31/20	$1,168,109	$1,192,047	$1,168,710
6/30/20	$1,182,198	$1,201,858	$1,175,473
7/31/20	$1,199,598	$1,222,100	$1,191,946
8/31/20	$1,198,219	$1,216,366	$1,187,956
9/30/20	$1,196,996	$1,216,624	$1,188,939
10/31/20	$1,194,664	$1,212,970	$1,185,946
11/30/20	$1,209,759	$1,231,274	$1,199,067
12/31/20	$1,218,519	$1,238,775	$1,204,802
1/31/21	$1,225,698	$1,246,669	$1,210,539
2/28/21	$1,208,955	$1,226,861	$1,195,253
3/31/21	$1,214,048	$1,234,427	$1,200,887
4/30/21	$1,223,733	$1,244,781	$1,208,409
5/31/21	$1,226,568	$1,248,495	$1,210,160
6/30/21	$1,229,540	$1,251,923	$1,211,675
7/31/21	$1,238,028	$1,262,306	$1,220,548
8/31/21	$1,234,235	$1,257,674	$1,218,047
9/30/21	$1,224,980	$1,248,597	$1,210,594
10/31/21	$1,222,299	$1,244,947	$1,207,046
11/30/21	$1,228,592	$1,255,545	$1,213,452
12/31/21	$1,230,028	$1,257,570	$1,215,200
1/31/22	$1,201,463	$1,223,147	$1,185,508
2/28/22	$1,195,532	$1,218,765	$1,181,842
3/31/22	$1,164,757	$1,179,256	$1,150,376
4/30/22	$1,139,734	$1,146,639	$1,126,261
5/31/22	$1,152,891	$1,163,672	$1,142,126
6/30/22	$1,140,328	$1,144,613	$1,132,524
7/31/22	$1,166,221	$1,174,856	$1,157,808
8/31/22	$1,146,980	$1,149,107	$1,137,792
9/30/22	$1,118,850	$1,105,003	$1,103,274
10/31/22	$1,109,952	$1,095,814	$1,099,083
11/30/22	$1,153,756	$1,147,069	$1,137,564
12/31/22	$1,155,867	$1,150,353	$1,142,919
1/31/23	$1,186,111	$1,183,397	$1,168,615
2/28/23	$1,165,143	$1,156,638	$1,146,608
3/31/23	$1,185,809	$1,182,301	$1,168,866
4/30/23	$1,186,490	$1,179,600	$1,165,634
5/31/23	$1,179,353	$1,169,378	$1,155,341
6/30/23	$1,187,612	$1,181,092	$1,164,061
7/31/23	$1,191,928	$1,185,764	$1,168,630
8/31/23	$1,183,736	$1,168,693	$1,156,862
9/30/23	$1,158,022	$1,134,441	$1,130,872
10/31/23	$1,147,366	$1,124,787	$1,126,227
11/30/23	$1,206,401	$1,196,190	$1,180,645
12/31/23	$1,236,185	$1,223,991	$1,203,011
1/31/24	$1,236,269	$1,217,740	$1,198,366
2/29/24	$1,241,253	$1,219,304	$1,199,550
3/31/24	$1,244,028	$1,219,266	$1,199,501
4/30/24	$1,232,439	$1,204,165	$1,187,184
5/31/24	$1,231,878	$1,200,633	$1,180,134
6/30/24	$1,247,572	$1,219,036	$1,195,383
7/31/24	$1,257,481	$1,230,147	$1,205,995
8/31/24	$1,266,581	$1,239,849	$1,216,663
9/30/24	$1,278,769	$1,252,103	$1,226,601
10/31/24	$1,260,646	$1,233,846	$1,211,037
11/30/24	$1,277,863	$1,255,160	$1,225,916
12/31/24	$1,263,167	$1,236,886	$1,213,595
1/31/25	$1,270,499	$1,243,085	$1,221,883
2/28/25	$1,285,246	$1,255,411	$1,233,834
3/31/25	$1,267,721	$1,234,135	$1,218,314

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	1.90%	2.03%	2.40%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg 1-15 Year Municipal Bond Index	1.57%	1.26%	1.99%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$928,467
# of Portfolio Holdings	414
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$1,707
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	17.6%
Port, Airport & Marina Revenue	10.7%
Local or Guaranteed Housing	9.6%
Ad Valorem Property Tax	7.5%
Electric Power & Light Revenue	7.3%
Natural Gas Revenue	5.5%
Industrial Revenue	4.8%
Water Revenue	3.8%
Miscellaneous Revenue	3.7%
U.S. Government Agencies	3.7%
Sales Tax Revenue	3.0%
Other Investments	19.6%
Short-Term Instruments	0.6%
Affiliated Investments	3.3%
Other Assets and Liabilities, Net	(0.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PMNIX

PIMCO National Intermediate Municipal Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS2064TSRAR_033125

I-2: PMNPX

PIMCO National Intermediate Municipal Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$55	0.55%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  Security selection within the pre-refunded sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the healthcare sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg Municipal Bond Index	Bloomberg 1-15 Year Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$994,050	$994,753	$996,301
5/31/15	$990,833	$992,005	$993,468
6/30/15	$990,508	$991,101	$993,368
7/31/15	$996,255	$998,280	$999,432
8/31/15	$997,960	$1,000,240	$1,001,292
9/30/15	$1,003,747	$1,007,486	$1,008,404
10/31/15	$1,010,569	$1,011,492	$1,012,267
11/30/15	$1,016,308	$1,015,513	$1,014,365
12/31/15	$1,025,548	$1,022,648	$1,019,686
1/31/16	$1,036,005	$1,034,850	$1,031,788
2/29/16	$1,037,650	$1,036,478	$1,033,610
3/31/16	$1,040,233	$1,039,761	$1,034,574
4/30/16	$1,048,866	$1,047,406	$1,040,812
5/31/16	$1,048,644	$1,050,239	$1,041,285
6/30/16	$1,066,240	$1,066,947	$1,054,179
7/31/16	$1,066,107	$1,067,598	$1,055,602
8/31/16	$1,068,865	$1,069,039	$1,055,973
9/30/16	$1,065,844	$1,063,703	$1,052,153
10/31/16	$1,055,657	$1,052,544	$1,043,614
11/30/16	$1,014,992	$1,013,289	$1,009,984
12/31/16	$1,022,041	$1,025,185	$1,019,797
1/31/17	$1,028,930	$1,031,944	$1,026,975
2/28/17	$1,034,062	$1,039,109	$1,033,830
3/31/17	$1,037,194	$1,041,365	$1,035,573
4/30/17	$1,046,110	$1,048,921	$1,042,964
5/31/17	$1,059,146	$1,065,568	$1,056,631
6/30/17	$1,057,343	$1,061,747	$1,052,578
7/31/17	$1,065,344	$1,070,337	$1,060,290
8/31/17	$1,075,556	$1,078,482	$1,067,316
9/30/17	$1,071,770	$1,072,999	$1,062,353
10/31/17	$1,073,882	$1,075,618	$1,063,860
11/30/17	$1,068,956	$1,069,859	$1,055,215
12/31/17	$1,075,280	$1,081,041	$1,063,964
1/31/18	$1,067,239	$1,068,314	$1,054,690
2/28/18	$1,063,455	$1,065,122	$1,051,991
3/31/18	$1,064,744	$1,069,053	$1,054,299
4/30/18	$1,062,822	$1,065,238	$1,051,486
5/31/18	$1,071,214	$1,077,436	$1,061,340
6/30/18	$1,072,592	$1,078,356	$1,063,212
7/31/18	$1,075,876	$1,080,972	$1,066,612
8/31/18	$1,078,464	$1,083,748	$1,068,511
9/30/18	$1,072,303	$1,076,732	$1,062,557
10/31/18	$1,066,338	$1,070,102	$1,058,192
11/30/18	$1,076,185	$1,081,946	$1,068,962
12/31/18	$1,085,769	$1,094,900	$1,080,776
1/31/19	$1,096,383	$1,103,177	$1,089,948
2/28/19	$1,102,990	$1,109,084	$1,095,238
3/31/19	$1,115,790	$1,126,616	$1,107,953
4/30/19	$1,120,250	$1,130,850	$1,110,206
5/31/19	$1,134,235	$1,146,440	$1,123,676
6/30/19	$1,138,495	$1,150,673	$1,128,328
7/31/19	$1,147,031	$1,159,947	$1,137,219
8/31/19	$1,160,987	$1,178,243	$1,150,441
9/30/19	$1,152,388	$1,168,798	$1,141,101
10/31/19	$1,153,391	$1,170,893	$1,144,080
11/30/19	$1,155,546	$1,173,821	$1,146,739
12/31/19	$1,159,729	$1,177,405	$1,150,358
1/31/20	$1,176,758	$1,198,559	$1,167,992
2/29/20	$1,188,339	$1,214,015	$1,179,036
3/31/20	$1,140,812	$1,169,979	$1,144,627
4/30/20	$1,129,944	$1,155,296	$1,136,468
5/31/20	$1,162,081	$1,192,047	$1,168,710
6/30/20	$1,176,001	$1,201,858	$1,175,473
7/31/20	$1,193,204	$1,222,100	$1,191,946
8/31/20	$1,191,736	$1,216,366	$1,187,956
9/30/20	$1,190,423	$1,216,624	$1,188,939
10/31/20	$1,187,999	$1,212,970	$1,185,946
11/30/20	$1,202,914	$1,231,274	$1,199,067
12/31/20	$1,211,512	$1,238,775	$1,204,802
1/31/21	$1,218,557	$1,246,669	$1,210,539
2/28/21	$1,201,818	$1,226,861	$1,195,253
3/31/21	$1,206,779	$1,234,427	$1,200,887
4/30/21	$1,216,299	$1,244,781	$1,208,409
5/31/21	$1,219,014	$1,248,495	$1,210,160
6/30/21	$1,221,867	$1,251,923	$1,211,675
7/31/21	$1,230,195	$1,262,306	$1,220,548
8/31/21	$1,226,325	$1,257,674	$1,218,047
9/30/21	$1,217,028	$1,248,597	$1,210,594
10/31/21	$1,214,262	$1,244,947	$1,207,046
11/30/21	$1,220,413	$1,255,545	$1,213,452
12/31/21	$1,221,730	$1,257,570	$1,215,200
1/31/22	$1,193,261	$1,223,147	$1,185,508
2/28/22	$1,187,278	$1,218,765	$1,181,842
3/31/22	$1,156,617	$1,179,256	$1,150,376
4/30/22	$1,131,671	$1,146,639	$1,126,261
5/31/22	$1,144,639	$1,163,672	$1,142,126
6/30/22	$1,132,072	$1,144,613	$1,132,524
7/31/22	$1,157,683	$1,174,856	$1,157,808
8/31/22	$1,138,485	$1,149,107	$1,137,792
9/30/22	$1,110,450	$1,105,003	$1,103,274
10/31/22	$1,101,530	$1,095,814	$1,099,083
11/30/22	$1,144,908	$1,147,069	$1,137,564
12/31/22	$1,146,901	$1,150,353	$1,142,919
1/31/23	$1,176,818	$1,183,397	$1,168,615
2/28/23	$1,155,926	$1,156,638	$1,146,608
3/31/23	$1,176,323	$1,182,301	$1,168,866
4/30/23	$1,176,909	$1,179,600	$1,165,634
5/31/23	$1,169,730	$1,169,378	$1,155,341
6/30/23	$1,177,819	$1,181,092	$1,164,061
7/31/23	$1,182,007	$1,185,764	$1,168,630
8/31/23	$1,173,784	$1,168,693	$1,156,862
9/30/23	$1,148,201	$1,134,441	$1,130,872
10/31/23	$1,137,539	$1,124,787	$1,126,227
11/30/23	$1,195,977	$1,196,190	$1,180,645
12/31/23	$1,225,398	$1,223,991	$1,203,011
1/31/24	$1,225,382	$1,217,740	$1,198,366
2/29/24	$1,230,226	$1,219,304	$1,199,550
3/31/24	$1,232,871	$1,219,266	$1,199,501
4/30/24	$1,221,287	$1,204,165	$1,187,184
5/31/24	$1,220,621	$1,200,633	$1,180,134
6/30/24	$1,236,076	$1,219,036	$1,195,383
7/31/24	$1,245,789	$1,230,147	$1,205,995
8/31/24	$1,254,692	$1,239,849	$1,216,663
9/30/24	$1,266,669	$1,252,103	$1,226,601
10/31/24	$1,248,610	$1,233,846	$1,211,037
11/30/24	$1,265,557	$1,255,160	$1,225,916
12/31/24	$1,250,896	$1,236,886	$1,213,595
1/31/25	$1,258,047	$1,243,085	$1,221,883
2/28/25	$1,272,552	$1,255,411	$1,233,834
3/31/25	$1,255,101	$1,234,135	$1,218,314

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	1.80%	1.93%	2.30%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg 1-15 Year Municipal Bond Index	1.57%	1.26%	1.99%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$928,467
# of Portfolio Holdings	414
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$1,707
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	17.6%
Port, Airport & Marina Revenue	10.7%
Local or Guaranteed Housing	9.6%
Ad Valorem Property Tax	7.5%
Electric Power & Light Revenue	7.3%
Natural Gas Revenue	5.5%
Industrial Revenue	4.8%
Water Revenue	3.8%
Miscellaneous Revenue	3.7%
U.S. Government Agencies	3.7%
Sales Tax Revenue	3.0%
Other Investments	19.6%
Short-Term Instruments	0.6%
Affiliated Investments	3.3%
Other Assets and Liabilities, Net	(0.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PMNPX

PIMCO National Intermediate Municipal Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS2069TSRAR_033125

Institutional Class: GNMVX

PIMCO National Municipal Intermediate Value Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO National Municipal Intermediate Value Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$39	0.39%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the general obligation segment contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  Security selection within the education sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the industrial revenue sector detracted from performance, as the sector outperformed the broader municipal market.

  Security selection within the water and sewer sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $250,000 Investment

	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond 1-10 Year Blend (1-12) Index
12/1/15	$250,000	$250,000	$250,000
12/31/15	$250,344	$251,343	$250,573
1/31/16	$253,119	$254,342	$253,267
2/29/16	$253,143	$254,743	$253,867
3/31/16	$253,700	$255,549	$253,677
4/30/16	$255,500	$257,429	$254,973
5/31/16	$255,706	$258,125	$254,809
6/30/16	$259,197	$262,231	$257,334
7/31/16	$259,501	$262,391	$257,888
8/31/16	$259,803	$262,745	$257,825
9/30/16	$259,076	$261,434	$257,048
10/31/16	$256,860	$258,691	$255,547
11/30/16	$247,802	$249,043	$248,522
12/31/16	$250,198	$251,967	$250,323
1/31/17	$251,296	$253,628	$252,242
2/28/17	$252,592	$255,389	$253,903
3/31/17	$253,434	$255,944	$254,214
4/30/17	$255,556	$257,801	$255,851
5/31/17	$258,726	$261,892	$258,635
6/30/17	$257,538	$260,953	$257,741
7/31/17	$259,186	$263,064	$259,498
8/31/17	$261,351	$265,066	$260,964
9/30/17	$260,155	$263,719	$259,624
10/31/17	$260,262	$264,362	$259,803
11/30/17	$258,571	$262,947	$257,416
12/31/17	$260,508	$265,695	$259,059
1/31/18	$257,564	$262,567	$257,568
2/28/18	$256,610	$261,783	$256,995
3/31/18	$257,017	$262,749	$257,227
4/30/18	$256,119	$261,811	$256,518
5/31/18	$258,610	$264,809	$258,681
6/30/18	$258,748	$265,035	$259,306
7/31/18	$259,690	$265,678	$260,218
8/31/18	$260,110	$266,361	$260,439
9/30/18	$258,944	$264,636	$259,134
10/31/18	$257,814	$263,007	$258,456
11/30/18	$260,328	$265,918	$260,722
12/31/18	$263,398	$269,102	$263,311
1/31/19	$265,952	$271,136	$265,566
2/28/19	$267,380	$272,587	$266,770
3/31/19	$270,221	$276,896	$269,127
4/30/19	$270,663	$277,937	$269,442
5/31/19	$274,538	$281,769	$272,376
6/30/19	$275,746	$282,809	$273,539
7/31/19	$278,036	$285,088	$275,558
8/31/19	$280,887	$289,585	$277,876
9/30/19	$278,912	$287,264	$275,761
10/31/19	$279,364	$287,779	$276,657
11/30/19	$279,835	$288,498	$277,287
12/31/19	$280,539	$289,379	$278,126
1/31/20	$284,739	$294,578	$281,708
2/29/20	$287,060	$298,377	$283,733
3/31/20	$280,770	$287,554	$276,578
4/30/20	$279,066	$283,945	$275,637
5/31/20	$286,240	$292,978	$282,798
6/30/20	$286,662	$295,389	$284,027
7/31/20	$290,080	$300,364	$287,388
8/31/20	$289,649	$298,955	$286,800
9/30/20	$290,061	$299,018	$287,077
10/31/20	$289,649	$298,120	$286,442
11/30/20	$291,648	$302,619	$288,762
12/31/20	$292,307	$304,463	$289,880
1/31/21	$293,428	$306,403	$290,981
2/28/21	$290,255	$301,534	$287,972
3/31/21	$291,689	$303,394	$289,130
4/30/21	$293,432	$305,939	$290,516
5/31/21	$293,746	$306,852	$290,719
6/30/21	$293,823	$307,694	$290,927
7/31/21	$295,804	$310,246	$292,767
8/31/21	$295,290	$309,108	$292,398
9/30/21	$293,965	$306,877	$290,896
10/31/21	$293,436	$305,979	$290,089
11/30/21	$294,296	$308,584	$291,039
12/31/21	$294,599	$309,082	$291,432
1/31/22	$288,782	$300,622	$284,964
2/28/22	$287,735	$299,545	$284,105
3/31/22	$281,670	$289,834	$277,568
4/30/22	$277,039	$281,818	$272,797
5/31/22	$279,326	$286,004	$276,594
6/30/22	$277,474	$281,320	$275,248
7/31/22	$282,029	$288,753	$280,539
8/31/22	$277,983	$282,424	$276,194
9/30/22	$272,038	$271,585	$268,930
10/31/22	$271,614	$269,326	$268,242
11/30/22	$278,813	$281,923	$276,026
12/31/22	$279,599	$282,730	$277,327
1/31/23	$284,253	$290,852	$282,856
2/28/23	$279,718	$284,275	$277,894
3/31/23	$284,194	$290,583	$282,870
4/30/23	$283,550	$289,919	$281,883
5/31/23	$281,253	$287,406	$279,479
6/30/23	$282,684	$290,285	$281,359
7/31/23	$283,195	$291,434	$282,321
8/31/23	$281,474	$287,238	$280,146
9/30/23	$276,645	$278,820	$275,082
10/31/23	$275,177	$276,447	$274,461
11/30/23	$286,032	$293,996	$285,440
12/31/23	$290,643	$300,829	$290,101
1/31/24	$290,084	$299,293	$289,124
2/29/24	$290,438	$299,677	$289,338
3/31/24	$290,469	$299,668	$289,028
4/30/24	$288,500	$295,956	$286,526
5/31/24	$286,832	$295,088	$284,642
6/30/24	$290,069	$299,611	$287,858
7/31/24	$292,515	$302,342	$290,413
8/31/24	$295,024	$304,727	$293,435
9/30/24	$297,459	$307,738	$295,535
10/31/24	$293,763	$303,251	$292,188
11/30/24	$297,126	$308,490	$295,044
12/31/24	$295,202	$303,998	$292,741
1/31/25	$296,846	$305,522	$294,758
2/28/25	$299,677	$308,551	$297,445
3/31/25	$296,526	$303,322	$294,785

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/1/15
Institutional Class	2.09%	1.10%	1.85%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.09%
Bloomberg Municipal Bond 1-10 Year Blend (1-12) Index	1.99%	1.28%	1.79%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$81,639
# of Portfolio Holdings	83
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$191
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	29.4%
Local or Guaranteed Housing	14.4%
Lease (Appropriation)	8.6%
Health, Hospital & Nursing Home Revenue	6.8%
Port, Airport & Marina Revenue	6.7%
Lease (Renewal)	5.3%
Highway Revenue Tolls	4.7%
Lease Revenue	4.0%
Appropriations	3.2%
Recreational Revenue	2.7%
Fuel Sales Tax Revenue	1.5%
Miscellaneous Revenue	1.5%
Other Investments	9.0%
Short-Term Instruments	0.3%
Affiliated Investments	0.7%
Other Assets and Liabilities, Net	1.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to Shareholder Expenses. PIMCO has provided notice terminating the current fee waiver agreement for the Fund, effective as of the end of the current term, July 31, 2025 (“Current Fee Waiver”). PIMCO has proposed, and the Fund’s Board of Trustees has approved, a new fee waiver agreement for the Fund that shall become effective on August 1, 2025 and shall have a one-month term through August 31, 2025 (“New Fee Waiver”). Both the Current Fee Waiver and New Fee Waiver require that PIMCO shall waive its advisory fee for the Fund by 0.11% of the average daily net assets attributable to the Fund. The New Fee Waiver Agreement will not automatically renew at the end of its term and shall expire after August 31, 2025.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: GNMVX

PIMCO National Municipal Intermediate Value Fund

Annual Shareholder Report |

March 31, 2025

PIMS2209TSRAR_033125

Institutional Class: GNMFX

PIMCO National Municipal Opportunistic Value Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO National Municipal Opportunistic Value Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	0.60%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the transportation sector contributed to performance, as the sector outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  An overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An overweight exposure to the special tax sector detracted from performance, as the sector underperformed the broader municipal market.

  An underweight exposure to industrial revenue sector detracted from performance, as the sector outperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $250,000 Investment

	Institutional Class	Bloomberg Municipal Bond Index
3/31/15	$250,000	$250,000
4/30/15	$249,233	$248,688
5/31/15	$248,721	$248,001
6/30/15	$248,661	$247,775
7/31/15	$249,863	$249,570
8/31/15	$250,509	$250,060
9/30/15	$251,628	$251,872
10/31/15	$252,338	$252,873
11/30/15	$253,290	$253,878
12/31/15	$254,475	$255,662
1/31/16	$255,637	$258,712
2/29/16	$255,737	$259,119
3/31/16	$256,121	$259,940
4/30/16	$256,998	$261,852
5/31/16	$257,892	$262,560
6/30/16	$259,518	$266,737
7/31/16	$259,643	$266,900
8/31/16	$260,510	$267,260
9/30/16	$259,832	$265,926
10/31/16	$259,220	$263,136
11/30/16	$255,204	$253,322
12/31/16	$256,548	$256,296
1/31/17	$256,977	$257,986
2/28/17	$258,113	$259,777
3/31/17	$258,560	$260,341
4/30/17	$259,531	$262,230
5/31/17	$262,078	$266,392
6/30/17	$262,272	$265,437
7/31/17	$263,005	$267,584
8/31/17	$264,249	$269,621
9/30/17	$264,106	$268,250
10/31/17	$264,330	$268,904
11/30/17	$263,997	$267,465
12/31/17	$265,866	$270,260
1/31/18	$265,314	$267,078
2/28/18	$265,218	$266,280
3/31/18	$265,467	$267,263
4/30/18	$265,161	$266,309
5/31/18	$267,021	$269,359
6/30/18	$267,513	$269,589
7/31/18	$268,063	$270,243
8/31/18	$268,367	$270,937
9/30/18	$267,552	$269,183
10/31/18	$266,796	$267,525
11/30/18	$269,017	$270,486
12/31/18	$271,411	$273,725
1/31/19	$273,136	$275,794
2/28/19	$274,233	$277,271
3/31/19	$278,135	$281,654
4/30/19	$279,031	$282,712
5/31/19	$282,653	$286,610
6/30/19	$283,511	$287,668
7/31/19	$285,216	$289,987
8/31/19	$288,879	$294,561
9/30/19	$287,263	$292,200
10/31/19	$287,594	$292,723
11/30/19	$287,951	$293,455
12/31/19	$288,826	$294,351
1/31/20	$292,495	$299,640
2/29/20	$295,307	$303,504
3/31/20	$288,931	$292,495
4/30/20	$284,519	$288,824
5/31/20	$290,367	$298,012
6/30/20	$292,026	$300,465
7/31/20	$294,794	$305,525
8/31/20	$294,405	$304,092
9/30/20	$294,624	$304,156
10/31/20	$294,557	$303,242
11/30/20	$296,699	$307,819
12/31/20	$297,942	$309,694
1/31/21	$299,181	$311,667
2/28/21	$297,134	$306,715
3/31/21	$298,219	$308,607
4/30/21	$299,956	$311,195
5/31/21	$300,762	$312,124
6/30/21	$301,337	$312,981
7/31/21	$302,491	$315,577
8/31/21	$302,179	$314,418
9/30/21	$301,321	$312,149
10/31/21	$301,315	$311,237
11/30/21	$302,162	$313,886
12/31/21	$302,174	$314,393
1/31/22	$297,492	$305,787
2/28/22	$296,651	$304,691
3/31/22	$291,723	$294,814
4/30/22	$287,389	$286,660
5/31/22	$290,512	$290,918
6/30/22	$286,789	$286,153
7/31/22	$292,732	$293,714
8/31/22	$287,846	$287,277
9/30/22	$280,361	$276,251
10/31/22	$278,661	$273,953
11/30/22	$288,249	$286,767
12/31/22	$288,435	$287,588
1/31/23	$294,473	$295,849
2/28/23	$289,889	$289,159
3/31/23	$294,288	$295,575
4/30/23	$294,424	$294,900
5/31/23	$293,111	$292,344
6/30/23	$295,168	$295,273
7/31/23	$295,616	$296,441
8/31/23	$292,791	$292,173
9/30/23	$286,652	$283,610
10/31/23	$283,174	$281,197
11/30/23	$298,063	$299,047
12/31/23	$304,137	$305,998
1/31/24	$303,734	$304,435
2/29/24	$304,605	$304,826
3/31/24	$304,544	$304,816
4/30/24	$302,028	$301,041
5/31/24	$302,968	$300,158
6/30/24	$306,598	$304,759
7/31/24	$309,051	$307,537
8/31/24	$310,624	$309,962
9/30/24	$313,354	$313,026
10/31/24	$310,154	$308,461
11/30/24	$314,879	$313,790
12/31/24	$311,344	$309,222
1/31/25	$311,016	$310,771
2/28/25	$313,863	$313,853
3/31/25	$309,930	$308,534

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	1.77%	1.41%	2.17%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$271,665
# of Portfolio Holdings	134
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$1,119
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	28.0%
Port, Airport & Marina Revenue	11.8%
Health, Hospital & Nursing Home Revenue	10.1%
Lease (Appropriation)	7.6%
Highway Revenue Tolls	6.8%
Local or Guaranteed Housing	6.7%
Sales Tax Revenue	4.5%
College & University Revenue	3.7%
Lease Revenue	2.6%
Natural Gas Revenue	2.4%
Multiple Utility Revenue	2.3%
General Fund	2.3%
Other Investments	10.5%
Short-Term Instruments	0.1%
Affiliated Investments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to Shareholder Expenses. Effective August 1, 2024, the advisory fee for the Fund, stated as a percentage of the Fund's average daily net assets, decreased by 0.03%. The advisory fee decrease resulted in the management fees decreasing by 0.03% for the Institutional Class shares of the Fund. Previously, the advisory fee for the Fund was 0.40% per annum. In addition, the Fund's contractual advisory fee waiver agreement to waive 0.03% of the average daily net assets of the Fund, in effect through July 31, 2024, was not renewed.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: GNMFX

PIMCO National Municipal Opportunistic Value Fund

Annual Shareholder Report |

March 31, 2025

PIMS2210TSRAR_033125

Class A: PNYAX

PIMCO New York Municipal Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.78%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  An overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the transportation sector detracted from performance, as the sector outperformed the broader municipal market.

  Security selection within the electric utility sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
3/31/15	$9,775	$10,000	$10,000
4/30/15	$9,715	$9,948	$9,949
5/31/15	$9,682	$9,920	$9,940
6/30/15	$9,691	$9,911	$9,937
7/31/15	$9,737	$9,983	$10,013
8/31/15	$9,753	$10,002	$10,039
9/30/15	$9,807	$10,075	$10,102
10/31/15	$9,852	$10,115	$10,139
11/30/15	$9,897	$10,155	$10,177
12/31/15	$9,964	$10,226	$10,240
1/31/16	$10,075	$10,348	$10,369
2/29/16	$10,084	$10,365	$10,385
3/31/16	$10,127	$10,398	$10,410
4/30/16	$10,188	$10,474	$10,493
5/31/16	$10,230	$10,502	$10,519
6/30/16	$10,416	$10,669	$10,672
7/31/16	$10,414	$10,676	$10,685
8/31/16	$10,449	$10,690	$10,697
9/30/16	$10,404	$10,637	$10,643
10/31/16	$10,293	$10,525	$10,528
11/30/16	$9,903	$10,133	$10,157
12/31/16	$9,984	$10,252	$10,279
1/31/17	$10,036	$10,319	$10,342
2/28/17	$10,117	$10,391	$10,407
3/31/17	$10,164	$10,414	$10,431
4/30/17	$10,225	$10,489	$10,507
5/31/17	$10,370	$10,656	$10,675
6/30/17	$10,370	$10,617	$10,638
7/31/17	$10,422	$10,703	$10,721
8/31/17	$10,474	$10,785	$10,792
9/30/17	$10,426	$10,730	$10,731
10/31/17	$10,449	$10,756	$10,757
11/30/17	$10,409	$10,699	$10,695
12/31/17	$10,527	$10,810	$10,802
1/31/18	$10,430	$10,683	$10,675
2/28/18	$10,400	$10,651	$10,641
3/31/18	$10,427	$10,691	$10,673
4/30/18	$10,405	$10,652	$10,628
5/31/18	$10,544	$10,774	$10,748
6/30/18	$10,553	$10,784	$10,754
7/31/18	$10,578	$10,810	$10,774
8/31/18	$10,588	$10,837	$10,795
9/30/18	$10,526	$10,767	$10,729
10/31/18	$10,447	$10,701	$10,662
11/30/18	$10,522	$10,819	$10,787
12/31/18	$10,595	$10,949	$10,915
1/31/19	$10,649	$11,032	$10,995
2/28/19	$10,724	$11,091	$11,055
3/31/19	$10,914	$11,266	$11,227
4/30/19	$10,978	$11,308	$11,266
5/31/19	$11,108	$11,464	$11,421
6/30/19	$11,138	$11,507	$11,456
7/31/19	$11,188	$11,599	$11,547
8/31/19	$11,385	$11,782	$11,712
9/30/19	$11,334	$11,688	$11,617
10/31/19	$11,313	$11,709	$11,631
11/30/19	$11,331	$11,738	$11,660
12/31/19	$11,358	$11,774	$11,692
1/31/20	$11,532	$11,986	$11,897
2/29/20	$11,696	$12,140	$12,041
3/31/20	$11,278	$11,700	$11,597
4/30/20	$11,037	$11,553	$11,397
5/31/20	$11,350	$11,920	$11,765
6/30/20	$11,506	$12,019	$11,869
7/31/20	$11,672	$12,221	$12,043
8/31/20	$11,587	$12,164	$11,953
9/30/20	$11,554	$12,166	$11,932
10/31/20	$11,530	$12,130	$11,892
11/30/20	$11,746	$12,313	$12,123
12/31/20	$11,854	$12,388	$12,225
1/31/21	$11,949	$12,467	$12,309
2/28/21	$11,755	$12,269	$12,101
3/31/21	$11,811	$12,344	$12,177
4/30/21	$11,939	$12,448	$12,309
5/31/21	$12,013	$12,485	$12,366
6/30/21	$12,069	$12,519	$12,406
7/31/21	$12,154	$12,623	$12,504
8/31/21	$12,088	$12,577	$12,440
9/30/21	$11,992	$12,486	$12,340
10/31/21	$11,986	$12,449	$12,311
11/30/21	$12,093	$12,555	$12,428
12/31/21	$12,106	$12,576	$12,453
1/31/22	$11,804	$12,231	$12,101
2/28/22	$11,738	$12,188	$12,056
3/31/22	$11,336	$11,793	$11,640
4/30/22	$10,999	$11,466	$11,301
5/31/22	$11,161	$11,637	$11,528
6/30/22	$10,895	$11,446	$11,281
7/31/22	$11,195	$11,749	$11,592
8/31/22	$10,930	$11,491	$11,303
9/30/22	$10,503	$11,050	$10,864
10/31/22	$10,392	$10,958	$10,763
11/30/22	$10,947	$11,471	$11,315
12/31/22	$10,915	$11,504	$11,341
1/31/23	$11,295	$11,834	$11,712
2/28/23	$11,032	$11,566	$11,430
3/31/23	$11,220	$11,823	$11,705
4/30/23	$11,258	$11,796	$11,687
5/31/23	$11,204	$11,694	$11,584
6/30/23	$11,332	$11,811	$11,724
7/31/23	$11,349	$11,858	$11,755
8/31/23	$11,211	$11,687	$11,567
9/30/23	$10,925	$11,344	$11,203
10/31/23	$10,764	$11,248	$11,108
11/30/23	$11,439	$11,962	$11,877
12/31/23	$11,761	$12,240	$12,170
1/31/24	$11,749	$12,177	$12,100
2/29/24	$11,770	$12,193	$12,100
3/31/24	$11,771	$12,193	$12,081
4/30/24	$11,652	$12,042	$11,935
5/31/24	$11,665	$12,006	$11,901
6/30/24	$11,827	$12,190	$12,108
7/31/24	$11,914	$12,301	$12,212
8/31/24	$11,971	$12,398	$12,299
9/30/24	$12,080	$12,521	$12,421
10/31/24	$11,958	$12,338	$12,221
11/30/24	$12,134	$12,552	$12,465
12/31/24	$11,989	$12,369	$12,272
1/31/25	$11,986	$12,431	$12,329
2/28/25	$12,106	$12,554	$12,441
3/31/25	$11,890	$12,341	$12,199

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	1.01%	1.06%	1.98%
Class A (including sales charge)	(1.26%)	0.60%	1.75%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg New York Municipal Bond Index	0.98%	1.02%	2.01%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$875,464
# of Portfolio Holdings	257
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid During the Reporting Period	$1,737
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Income Tax Revenue	19.2%
Water Revenue	10.5%
Ad Valorem Property Tax	7.8%
Port, Airport & Marina Revenue	7.2%
College & University Revenue	7.1%
Health, Hospital & Nursing Home Revenue	6.0%
Local or Guaranteed Housing	5.9%
Sales Tax Revenue	4.8%
Electric Power & Light Revenue	4.5%
Industrial Revenue	3.8%
Miscellaneous Taxes	2.5%
Other Investments	17.4%
Short-Term Instruments	0.1%
Affiliated Investments	3.5%
Other Assets and Liabilities, Net	(0.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PNYAX

PIMCO New York Municipal Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS4037TSRAR_033125

Class C: PBFCX

PIMCO New York Municipal Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.53%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  An overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the transportation sector detracted from performance, as the sector outperformed the broader municipal market.

  Security selection within the electric utility sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,933	$9,948	$9,949
5/31/15	$9,892	$9,920	$9,940
6/30/15	$9,895	$9,911	$9,937
7/31/15	$9,935	$9,983	$10,013
8/31/15	$9,946	$10,002	$10,039
9/30/15	$9,994	$10,075	$10,102
10/31/15	$10,033	$10,115	$10,139
11/30/15	$10,072	$10,155	$10,177
12/31/15	$10,134	$10,226	$10,240
1/31/16	$10,241	$10,348	$10,369
2/29/16	$10,244	$10,365	$10,385
3/31/16	$10,281	$10,398	$10,410
4/30/16	$10,336	$10,474	$10,493
5/31/16	$10,372	$10,502	$10,519
6/30/16	$10,554	$10,669	$10,672
7/31/16	$10,545	$10,676	$10,685
8/31/16	$10,573	$10,690	$10,697
9/30/16	$10,521	$10,637	$10,643
10/31/16	$10,402	$10,525	$10,528
11/30/16	$10,003	$10,133	$10,157
12/31/16	$10,076	$10,252	$10,279
1/31/17	$10,122	$10,319	$10,342
2/28/17	$10,198	$10,391	$10,407
3/31/17	$10,238	$10,414	$10,431
4/30/17	$10,294	$10,489	$10,507
5/31/17	$10,433	$10,656	$10,675
6/30/17	$10,427	$10,617	$10,638
7/31/17	$10,473	$10,703	$10,721
8/31/17	$10,519	$10,785	$10,792
9/30/17	$10,463	$10,730	$10,731
10/31/17	$10,480	$10,756	$10,757
11/30/17	$10,433	$10,699	$10,695
12/31/17	$10,545	$10,810	$10,802
1/31/18	$10,441	$10,683	$10,675
2/28/18	$10,406	$10,651	$10,641
3/31/18	$10,426	$10,691	$10,673
4/30/18	$10,397	$10,652	$10,628
5/31/18	$10,530	$10,774	$10,748
6/30/18	$10,531	$10,784	$10,754
7/31/18	$10,550	$10,810	$10,774
8/31/18	$10,553	$10,837	$10,795
9/30/18	$10,485	$10,767	$10,729
10/31/18	$10,399	$10,701	$10,662
11/30/18	$10,467	$10,819	$10,787
12/31/18	$10,534	$10,949	$10,915
1/31/19	$10,581	$11,032	$10,995
2/28/19	$10,650	$11,091	$11,055
3/31/19	$10,832	$11,266	$11,227
4/30/19	$10,888	$11,308	$11,266
5/31/19	$11,010	$11,464	$11,421
6/30/19	$11,034	$11,507	$11,456
7/31/19	$11,076	$11,599	$11,547
8/31/19	$11,263	$11,782	$11,712
9/30/19	$11,207	$11,688	$11,617
10/31/19	$11,179	$11,709	$11,631
11/30/19	$11,189	$11,738	$11,660
12/31/19	$11,209	$11,774	$11,692
1/31/20	$11,373	$11,986	$11,897
2/29/20	$11,528	$12,140	$12,041
3/31/20	$11,110	$11,700	$11,597
4/30/20	$10,865	$11,553	$11,397
5/31/20	$11,166	$11,920	$11,765
6/30/20	$11,313	$12,019	$11,869
7/31/20	$11,468	$12,221	$12,043
8/31/20	$11,378	$12,164	$11,953
9/30/20	$11,338	$12,166	$11,932
10/31/20	$11,308	$12,130	$11,892
11/30/20	$11,513	$12,313	$12,123
12/31/20	$11,611	$12,388	$12,225
1/31/21	$11,697	$12,467	$12,309
2/28/21	$11,501	$12,269	$12,101
3/31/21	$11,548	$12,344	$12,177
4/30/21	$11,665	$12,448	$12,309
5/31/21	$11,731	$12,485	$12,366
6/30/21	$11,778	$12,519	$12,406
7/31/21	$11,854	$12,623	$12,504
8/31/21	$11,781	$12,577	$12,440
9/30/21	$11,680	$12,486	$12,340
10/31/21	$11,668	$12,449	$12,311
11/30/21	$11,764	$12,555	$12,428
12/31/21	$11,769	$12,576	$12,453
1/31/22	$11,468	$12,231	$12,101
2/28/22	$11,398	$12,188	$12,056
3/31/22	$11,001	$11,793	$11,640
4/30/22	$10,666	$11,466	$11,301
5/31/22	$10,817	$11,637	$11,528
6/30/22	$10,553	$11,446	$11,281
7/31/22	$10,836	$11,749	$11,592
8/31/22	$10,573	$11,491	$11,303
9/30/22	$10,153	$11,050	$10,864
10/31/22	$10,040	$10,958	$10,763
11/30/22	$10,570	$11,471	$11,315
12/31/22	$10,531	$11,504	$11,341
1/31/23	$10,892	$11,834	$11,712
2/28/23	$10,632	$11,566	$11,430
3/31/23	$10,806	$11,823	$11,705
4/30/23	$10,837	$11,796	$11,687
5/31/23	$10,777	$11,694	$11,584
6/30/23	$10,893	$11,811	$11,724
7/31/23	$10,904	$11,858	$11,755
8/31/23	$10,764	$11,687	$11,567
9/30/23	$10,483	$11,344	$11,203
10/31/23	$10,322	$11,248	$11,108
11/30/23	$10,962	$11,962	$11,877
12/31/23	$11,264	$12,240	$12,170
1/31/24	$11,245	$12,177	$12,100
2/29/24	$11,259	$12,193	$12,100
3/31/24	$11,252	$12,193	$12,081
4/30/24	$11,132	$12,042	$11,935
5/31/24	$11,137	$12,006	$11,901
6/30/24	$11,285	$12,190	$12,108
7/31/24	$11,360	$12,301	$12,212
8/31/24	$11,408	$12,398	$12,299
9/30/24	$11,504	$12,521	$12,421
10/31/24	$11,380	$12,338	$12,221
11/30/24	$11,541	$12,552	$12,465
12/31/24	$11,396	$12,369	$12,272
1/31/25	$11,385	$12,431	$12,329
2/28/25	$11,493	$12,554	$12,441
3/31/25	$11,281	$12,341	$12,199

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	0.26%	0.31%	1.21%
Class C (including sales charge)	(0.72%)	0.31%	1.21%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg New York Municipal Bond Index	0.98%	1.02%	2.01%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$875,464
# of Portfolio Holdings	257
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid During the Reporting Period	$1,737
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Income Tax Revenue	19.2%
Water Revenue	10.5%
Ad Valorem Property Tax	7.8%
Port, Airport & Marina Revenue	7.2%
College & University Revenue	7.1%
Health, Hospital & Nursing Home Revenue	6.0%
Local or Guaranteed Housing	5.9%
Sales Tax Revenue	4.8%
Electric Power & Light Revenue	4.5%
Industrial Revenue	3.8%
Miscellaneous Taxes	2.5%
Other Investments	17.4%
Short-Term Instruments	0.1%
Affiliated Investments	3.5%
Other Assets and Liabilities, Net	(0.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PBFCX

PIMCO New York Municipal Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS4237TSRAR_033125

I-3: PNYNX

PIMCO New York Municipal Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$60	0.60%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  An overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the transportation sector detracted from performance, as the sector outperformed the broader municipal market.

  Security selection within the electric utility sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (7/30/2021), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$994,054	$994,753	$994,936
5/31/15	$990,759	$992,005	$993,990
6/30/15	$991,867	$991,101	$993,654
7/31/15	$996,675	$998,280	$1,001,254
8/31/15	$998,519	$1,000,240	$1,003,850
9/30/15	$1,004,125	$1,007,486	$1,010,231
10/31/15	$1,008,986	$1,011,492	$1,013,940
11/30/15	$1,013,650	$1,015,513	$1,017,676
12/31/15	$1,020,696	$1,022,648	$1,023,969
1/31/16	$1,032,215	$1,034,850	$1,036,901
2/29/16	$1,033,273	$1,036,478	$1,038,464
3/31/16	$1,037,849	$1,039,761	$1,040,993
4/30/16	$1,044,299	$1,047,406	$1,049,292
5/31/16	$1,048,698	$1,050,239	$1,051,871
6/30/16	$1,067,935	$1,066,947	$1,067,216
7/31/16	$1,067,959	$1,067,598	$1,068,539
8/31/16	$1,071,665	$1,069,039	$1,069,702
9/30/16	$1,067,250	$1,063,703	$1,064,266
10/31/16	$1,055,955	$1,052,544	$1,052,817
11/30/16	$1,016,174	$1,013,289	$1,015,658
12/31/16	$1,024,639	$1,025,185	$1,027,912
1/31/17	$1,030,096	$1,031,944	$1,034,167
2/28/17	$1,038,574	$1,039,109	$1,040,662
3/31/17	$1,043,502	$1,041,365	$1,043,141
4/30/17	$1,049,951	$1,048,921	$1,050,664
5/31/17	$1,064,979	$1,065,568	$1,067,550
6/30/17	$1,065,204	$1,061,747	$1,063,795
7/31/17	$1,070,648	$1,070,337	$1,072,133
8/31/17	$1,076,199	$1,078,482	$1,079,226
9/30/17	$1,071,397	$1,072,999	$1,073,063
10/31/17	$1,073,955	$1,075,618	$1,075,651
11/30/17	$1,069,927	$1,069,859	$1,069,534
12/31/17	$1,082,254	$1,081,041	$1,080,223
1/31/18	$1,072,473	$1,068,314	$1,067,509
2/28/18	$1,069,562	$1,065,122	$1,064,137
3/31/18	$1,072,492	$1,069,053	$1,067,259
4/30/18	$1,070,355	$1,065,238	$1,062,826
5/31/18	$1,084,822	$1,077,436	$1,074,828
6/30/18	$1,085,863	$1,078,356	$1,075,426
7/31/18	$1,088,631	$1,080,972	$1,077,435
8/31/18	$1,089,877	$1,083,748	$1,079,519
9/30/18	$1,083,625	$1,076,732	$1,072,945
10/31/18	$1,075,605	$1,070,102	$1,066,183
11/30/18	$1,083,511	$1,081,946	$1,078,685
12/31/18	$1,091,200	$1,094,900	$1,091,472
1/31/19	$1,096,949	$1,103,177	$1,099,549
2/28/19	$1,104,827	$1,109,084	$1,105,527
3/31/19	$1,124,594	$1,126,616	$1,122,686
4/30/19	$1,131,270	$1,130,850	$1,126,559
5/31/19	$1,144,850	$1,146,440	$1,142,091
6/30/19	$1,148,149	$1,150,673	$1,145,629
7/31/19	$1,153,460	$1,159,947	$1,154,682
8/31/19	$1,173,938	$1,178,243	$1,171,248
9/30/19	$1,168,898	$1,168,798	$1,161,677
10/31/19	$1,166,884	$1,170,893	$1,163,071
11/30/19	$1,168,905	$1,173,821	$1,165,987
12/31/19	$1,171,861	$1,177,405	$1,169,152
1/31/20	$1,189,991	$1,198,559	$1,189,683
2/29/20	$1,207,063	$1,214,015	$1,204,107
3/31/20	$1,164,120	$1,169,979	$1,159,681
4/30/20	$1,139,408	$1,155,296	$1,139,720
5/31/20	$1,171,880	$1,192,047	$1,176,474
6/30/20	$1,188,162	$1,201,858	$1,186,882
7/31/20	$1,205,524	$1,222,100	$1,204,314
8/31/20	$1,196,954	$1,216,366	$1,195,267
9/30/20	$1,193,647	$1,216,624	$1,193,159
10/31/20	$1,191,428	$1,212,970	$1,189,204
11/30/20	$1,213,919	$1,231,274	$1,212,261
12/31/20	$1,225,295	$1,238,775	$1,222,493
1/31/21	$1,235,226	$1,246,669	$1,230,924
2/28/21	$1,215,416	$1,226,861	$1,210,099
3/31/21	$1,221,373	$1,234,427	$1,217,734
4/30/21	$1,234,742	$1,244,781	$1,230,869
5/31/21	$1,242,604	$1,248,495	$1,236,579
6/30/21	$1,248,539	$1,251,923	$1,240,647
7/31/21	$1,257,622	$1,262,306	$1,250,427
8/31/21	$1,250,902	$1,257,674	$1,243,959
9/30/21	$1,241,149	$1,248,597	$1,233,967
10/31/21	$1,240,777	$1,244,947	$1,231,079
11/30/21	$1,251,947	$1,255,545	$1,242,813
12/31/21	$1,253,569	$1,257,570	$1,245,328
1/31/22	$1,222,398	$1,223,147	$1,210,115
2/28/22	$1,215,798	$1,218,765	$1,205,552
3/31/22	$1,174,332	$1,179,256	$1,163,952
4/30/22	$1,139,543	$1,146,639	$1,130,058
5/31/22	$1,156,569	$1,163,672	$1,152,752
6/30/22	$1,129,201	$1,144,613	$1,128,124
7/31/22	$1,160,371	$1,174,856	$1,159,170
8/31/22	$1,133,129	$1,149,107	$1,130,325
9/30/22	$1,089,004	$1,105,003	$1,086,441
10/31/22	$1,077,706	$1,095,814	$1,076,254
11/30/22	$1,135,437	$1,147,069	$1,131,505
12/31/22	$1,132,244	$1,150,353	$1,134,056
1/31/23	$1,171,824	$1,183,397	$1,171,168
2/28/23	$1,144,733	$1,156,638	$1,142,957
3/31/23	$1,164,460	$1,182,301	$1,170,532
4/30/23	$1,168,550	$1,179,600	$1,168,747
5/31/23	$1,163,090	$1,169,378	$1,158,351
6/30/23	$1,176,531	$1,181,092	$1,172,447
7/31/23	$1,178,552	$1,185,764	$1,175,497
8/31/23	$1,164,388	$1,168,693	$1,156,741
9/30/23	$1,134,838	$1,134,441	$1,120,270
10/31/23	$1,118,309	$1,124,787	$1,110,755
11/30/23	$1,188,528	$1,196,190	$1,187,748
12/31/23	$1,222,273	$1,223,991	$1,217,023
1/31/24	$1,221,108	$1,217,740	$1,209,980
2/29/24	$1,223,523	$1,219,304	$1,209,952
3/31/24	$1,223,764	$1,219,266	$1,208,079
4/30/24	$1,211,597	$1,204,165	$1,193,477
5/31/24	$1,213,174	$1,200,633	$1,190,114
6/30/24	$1,230,182	$1,219,036	$1,210,805
7/31/24	$1,239,409	$1,230,147	$1,221,242
8/31/24	$1,245,592	$1,239,849	$1,229,861
9/30/24	$1,257,017	$1,252,103	$1,242,129
10/31/24	$1,244,507	$1,233,846	$1,222,148
11/30/24	$1,263,083	$1,255,160	$1,246,509
12/31/24	$1,248,126	$1,236,886	$1,227,220
1/31/25	$1,248,006	$1,243,085	$1,232,922
2/28/25	$1,260,677	$1,255,411	$1,244,149
3/31/25	$1,238,363	$1,234,135	$1,219,868

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	1.19%	1.24%	2.16%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg New York Municipal Bond Index	0.98%	1.02%	2.01%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$875,464
# of Portfolio Holdings	257
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid During the Reporting Period	$1,737
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Income Tax Revenue	19.2%
Water Revenue	10.5%
Ad Valorem Property Tax	7.8%
Port, Airport & Marina Revenue	7.2%
College & University Revenue	7.1%
Health, Hospital & Nursing Home Revenue	6.0%
Local or Guaranteed Housing	5.9%
Sales Tax Revenue	4.8%
Electric Power & Light Revenue	4.5%
Industrial Revenue	3.8%
Miscellaneous Taxes	2.5%
Other Investments	17.4%
Short-Term Instruments	0.1%
Affiliated Investments	3.5%
Other Assets and Liabilities, Net	(0.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PNYNX

PIMCO New York Municipal Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS2234TSRAR_033125

Institutional Class: PNYIX

PIMCO New York Municipal Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.45%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  An overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the transportation sector detracted from performance, as the sector outperformed the broader municipal market.

  Security selection within the electric utility sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$994,177	$994,753	$994,936
5/31/15	$991,007	$992,005	$993,990
6/30/15	$992,237	$991,101	$993,654
7/31/15	$997,174	$998,280	$1,001,254
8/31/15	$999,146	$1,000,240	$1,003,850
9/30/15	$1,004,879	$1,007,486	$1,010,231
10/31/15	$1,009,871	$1,011,492	$1,013,940
11/30/15	$1,014,664	$1,015,513	$1,017,676
12/31/15	$1,021,847	$1,022,648	$1,023,969
1/31/16	$1,033,509	$1,034,850	$1,036,901
2/29/16	$1,034,691	$1,036,478	$1,038,464
3/31/16	$1,039,404	$1,039,761	$1,040,993
4/30/16	$1,045,993	$1,047,406	$1,049,292
5/31/16	$1,050,532	$1,050,239	$1,051,871
6/30/16	$1,069,933	$1,066,947	$1,067,216
7/31/16	$1,070,093	$1,067,598	$1,068,539
8/31/16	$1,073,942	$1,069,039	$1,069,702
9/30/16	$1,069,650	$1,063,703	$1,064,266
10/31/16	$1,058,463	$1,052,544	$1,052,817
11/30/16	$1,018,716	$1,013,289	$1,015,658
12/31/16	$1,027,332	$1,025,185	$1,027,912
1/31/17	$1,032,934	$1,031,944	$1,034,167
2/28/17	$1,041,555	$1,039,109	$1,040,662
3/31/17	$1,046,629	$1,041,365	$1,043,141
4/30/17	$1,053,228	$1,048,921	$1,050,664
5/31/17	$1,068,437	$1,065,568	$1,067,550
6/30/17	$1,068,795	$1,061,747	$1,063,795
7/31/17	$1,074,393	$1,070,337	$1,072,133
8/31/17	$1,080,100	$1,078,482	$1,079,226
9/30/17	$1,075,414	$1,072,999	$1,073,063
10/31/17	$1,078,118	$1,075,618	$1,075,651
11/30/17	$1,074,208	$1,069,859	$1,069,534
12/31/17	$1,086,722	$1,081,041	$1,080,223
1/31/18	$1,077,039	$1,068,314	$1,067,509
2/28/18	$1,074,239	$1,065,122	$1,064,137
3/31/18	$1,077,319	$1,069,053	$1,067,259
4/30/18	$1,075,304	$1,065,238	$1,062,826
5/31/18	$1,089,976	$1,077,436	$1,074,828
6/30/18	$1,091,156	$1,078,356	$1,075,426
7/31/18	$1,094,077	$1,080,972	$1,077,435
8/31/18	$1,095,468	$1,083,748	$1,079,519
9/30/18	$1,089,318	$1,076,732	$1,072,945
10/31/18	$1,081,394	$1,070,102	$1,066,183
11/30/18	$1,089,476	$1,081,946	$1,078,685
12/31/18	$1,097,347	$1,094,900	$1,091,472
1/31/19	$1,103,268	$1,103,177	$1,099,549
2/28/19	$1,111,319	$1,109,084	$1,105,527
3/31/19	$1,131,344	$1,126,616	$1,122,686
4/30/19	$1,138,200	$1,130,850	$1,126,559
5/31/19	$1,152,009	$1,146,440	$1,142,091
6/30/19	$1,155,471	$1,150,673	$1,145,629
7/31/19	$1,160,963	$1,159,947	$1,154,682
8/31/19	$1,181,724	$1,178,243	$1,171,248
9/30/19	$1,176,795	$1,168,798	$1,161,677
10/31/19	$1,174,917	$1,170,893	$1,163,071
11/30/19	$1,177,096	$1,173,821	$1,165,987
12/31/19	$1,180,224	$1,177,405	$1,169,152
1/31/20	$1,198,634	$1,198,559	$1,189,683
2/29/20	$1,215,973	$1,214,015	$1,204,107
3/31/20	$1,172,862	$1,169,979	$1,159,681
4/30/20	$1,148,107	$1,155,296	$1,139,720
5/31/20	$1,180,974	$1,192,047	$1,176,474
6/30/20	$1,197,529	$1,201,858	$1,186,882
7/31/20	$1,215,181	$1,222,100	$1,204,314
8/31/20	$1,206,696	$1,216,366	$1,195,267
9/30/20	$1,203,511	$1,216,624	$1,193,159
10/31/20	$1,201,426	$1,212,970	$1,189,204
11/30/20	$1,224,255	$1,231,274	$1,212,261
12/31/20	$1,235,884	$1,238,775	$1,222,493
1/31/21	$1,246,059	$1,246,669	$1,230,924
2/28/21	$1,226,218	$1,226,861	$1,210,099
3/31/21	$1,232,385	$1,234,427	$1,217,734
4/30/21	$1,246,027	$1,244,781	$1,230,869
5/31/21	$1,254,121	$1,248,495	$1,236,579
6/30/21	$1,260,265	$1,251,923	$1,240,647
7/31/21	$1,269,590	$1,262,306	$1,250,427
8/31/21	$1,262,974	$1,257,674	$1,243,959
9/30/21	$1,253,288	$1,248,597	$1,233,967
10/31/21	$1,253,078	$1,244,947	$1,231,079
11/30/21	$1,264,529	$1,255,545	$1,242,813
12/31/21	$1,266,352	$1,257,570	$1,245,328
1/31/22	$1,235,024	$1,223,147	$1,210,115
2/28/22	$1,228,491	$1,218,765	$1,205,552
3/31/22	$1,186,745	$1,179,256	$1,163,952
4/30/22	$1,151,725	$1,146,639	$1,130,058
5/31/22	$1,169,068	$1,163,672	$1,152,752
6/30/22	$1,141,538	$1,144,613	$1,128,124
7/31/22	$1,173,196	$1,174,856	$1,159,170
8/31/22	$1,145,801	$1,149,107	$1,130,325
9/30/22	$1,101,330	$1,105,003	$1,086,441
10/31/22	$1,090,037	$1,095,814	$1,076,254
11/30/22	$1,148,558	$1,147,069	$1,131,505
12/31/22	$1,145,484	$1,150,353	$1,134,056
1/31/23	$1,185,668	$1,183,397	$1,171,168
2/28/23	$1,158,391	$1,156,638	$1,142,957
3/31/23	$1,178,512	$1,182,301	$1,170,532
4/30/23	$1,182,788	$1,179,600	$1,168,747
5/31/23	$1,177,410	$1,169,378	$1,158,351
6/30/23	$1,191,169	$1,181,092	$1,172,447
7/31/23	$1,193,356	$1,185,764	$1,175,497
8/31/23	$1,179,164	$1,168,693	$1,156,741
9/30/23	$1,149,388	$1,134,441	$1,120,270
10/31/23	$1,132,788	$1,124,787	$1,110,755
11/30/23	$1,204,055	$1,196,190	$1,187,748
12/31/23	$1,238,398	$1,223,991	$1,217,023
1/31/24	$1,237,370	$1,217,740	$1,209,980
2/29/24	$1,239,964	$1,219,304	$1,209,952
3/31/24	$1,240,365	$1,219,266	$1,208,079
4/30/24	$1,228,184	$1,204,165	$1,193,477
5/31/24	$1,229,950	$1,200,633	$1,190,114
6/30/24	$1,247,337	$1,219,036	$1,210,805
7/31/24	$1,256,856	$1,230,147	$1,221,242
8/31/24	$1,263,296	$1,239,849	$1,229,861
9/30/24	$1,275,029	$1,252,103	$1,242,129
10/31/24	$1,262,501	$1,233,846	$1,222,148
11/30/24	$1,281,504	$1,255,160	$1,246,509
12/31/24	$1,266,488	$1,236,886	$1,227,220
1/31/25	$1,266,531	$1,243,085	$1,232,922
2/28/25	$1,279,539	$1,255,411	$1,244,149
3/31/25	$1,257,047	$1,234,135	$1,219,868

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	1.34%	1.40%	2.31%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg New York Municipal Bond Index	0.98%	1.02%	2.01%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$875,464
# of Portfolio Holdings	257
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid During the Reporting Period	$1,737
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Income Tax Revenue	19.2%
Water Revenue	10.5%
Ad Valorem Property Tax	7.8%
Port, Airport & Marina Revenue	7.2%
College & University Revenue	7.1%
Health, Hospital & Nursing Home Revenue	6.0%
Local or Guaranteed Housing	5.9%
Sales Tax Revenue	4.8%
Electric Power & Light Revenue	4.5%
Industrial Revenue	3.8%
Miscellaneous Taxes	2.5%
Other Investments	17.4%
Short-Term Instruments	0.1%
Affiliated Investments	3.5%
Other Assets and Liabilities, Net	(0.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PNYIX

PIMCO New York Municipal Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS0055TSRAR_033125

I-2: PNYPX

PIMCO New York Municipal Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$55	0.55%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  An overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the transportation sector detracted from performance, as the sector outperformed the broader municipal market.

  Security selection within the electric utility sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$994,095	$994,753	$994,936
5/31/15	$990,842	$992,005	$993,990
6/30/15	$991,990	$991,101	$993,654
7/31/15	$996,836	$998,280	$1,001,254
8/31/15	$998,728	$1,000,240	$1,003,850
9/30/15	$1,004,377	$1,007,486	$1,010,231
10/31/15	$1,009,279	$1,011,492	$1,013,940
11/30/15	$1,013,989	$1,015,513	$1,017,676
12/31/15	$1,021,075	$1,022,648	$1,023,969
1/31/16	$1,032,651	$1,034,850	$1,036,901
2/29/16	$1,033,749	$1,036,478	$1,038,464
3/31/16	$1,038,371	$1,039,761	$1,040,993
4/30/16	$1,044,864	$1,047,406	$1,049,292
5/31/16	$1,049,313	$1,050,239	$1,051,871
6/30/16	$1,068,604	$1,066,947	$1,067,216
7/31/16	$1,068,674	$1,067,598	$1,068,539
8/31/16	$1,072,427	$1,069,039	$1,069,702
9/30/16	$1,068,047	$1,063,703	$1,064,266
10/31/16	$1,056,794	$1,052,544	$1,052,817
11/30/16	$1,017,025	$1,013,289	$1,015,658
12/31/16	$1,025,535	$1,025,185	$1,027,912
1/31/17	$1,031,045	$1,031,944	$1,034,167
2/28/17	$1,039,571	$1,039,109	$1,040,662
3/31/17	$1,044,544	$1,041,365	$1,043,141
4/30/17	$1,051,048	$1,048,921	$1,050,664
5/31/17	$1,066,137	$1,065,568	$1,067,550
6/30/17	$1,066,401	$1,061,747	$1,063,795
7/31/17	$1,071,902	$1,070,337	$1,072,133
8/31/17	$1,077,506	$1,078,482	$1,079,226
9/30/17	$1,072,738	$1,072,999	$1,073,063
10/31/17	$1,075,348	$1,075,618	$1,075,651
11/30/17	$1,071,360	$1,069,859	$1,069,534
12/31/17	$1,083,745	$1,081,041	$1,080,223
1/31/18	$1,073,999	$1,068,314	$1,067,509
2/28/18	$1,071,126	$1,065,122	$1,064,137
3/31/18	$1,074,102	$1,069,053	$1,067,259
4/30/18	$1,072,008	$1,065,238	$1,062,826
5/31/18	$1,086,544	$1,077,436	$1,074,828
6/30/18	$1,087,628	$1,078,356	$1,075,426
7/31/18	$1,090,449	$1,080,972	$1,077,435
8/31/18	$1,091,734	$1,083,748	$1,079,519
9/30/18	$1,085,525	$1,076,732	$1,072,945
10/31/18	$1,077,535	$1,070,102	$1,066,183
11/30/18	$1,085,495	$1,081,946	$1,078,685
12/31/18	$1,093,250	$1,094,900	$1,091,472
1/31/19	$1,099,059	$1,103,177	$1,099,549
2/28/19	$1,106,994	$1,109,084	$1,105,527
3/31/19	$1,126,846	$1,126,616	$1,122,686
4/30/19	$1,133,585	$1,130,850	$1,126,559
5/31/19	$1,147,238	$1,146,440	$1,142,091
6/30/19	$1,150,598	$1,150,673	$1,145,629
7/31/19	$1,155,970	$1,159,947	$1,154,682
8/31/19	$1,176,536	$1,178,243	$1,171,248
9/30/19	$1,171,540	$1,168,798	$1,161,677
10/31/19	$1,169,572	$1,170,893	$1,163,071
11/30/19	$1,171,643	$1,173,821	$1,165,987
12/31/19	$1,174,659	$1,177,405	$1,169,152
1/31/20	$1,192,879	$1,198,559	$1,189,683
2/29/20	$1,210,043	$1,214,015	$1,204,107
3/31/20	$1,167,047	$1,169,979	$1,159,681
4/30/20	$1,142,320	$1,155,296	$1,139,720
5/31/20	$1,174,923	$1,192,047	$1,176,474
6/30/20	$1,191,296	$1,201,858	$1,186,882
7/31/20	$1,208,748	$1,222,100	$1,204,314
8/31/20	$1,200,213	$1,216,366	$1,195,267
9/30/20	$1,196,946	$1,216,624	$1,193,159
10/31/20	$1,194,770	$1,212,970	$1,189,204
11/30/20	$1,217,376	$1,231,274	$1,212,261
12/31/20	$1,228,827	$1,238,775	$1,222,493
1/31/21	$1,238,849	$1,246,669	$1,230,924
2/28/21	$1,219,028	$1,226,861	$1,210,099
3/31/21	$1,225,055	$1,234,427	$1,217,734
4/30/21	$1,238,509	$1,244,781	$1,230,869
5/31/21	$1,246,455	$1,248,495	$1,236,579
6/30/21	$1,252,459	$1,251,923	$1,240,647
7/31/21	$1,261,616	$1,262,306	$1,250,427
8/31/21	$1,254,939	$1,257,674	$1,243,959
9/30/21	$1,245,210	$1,248,597	$1,233,967
10/31/21	$1,244,896	$1,244,947	$1,231,079
11/30/21	$1,256,169	$1,255,545	$1,242,813
12/31/21	$1,257,867	$1,257,570	$1,245,328
1/31/22	$1,226,650	$1,223,147	$1,210,115
2/28/22	$1,220,066	$1,218,765	$1,205,552
3/31/22	$1,178,504	$1,179,256	$1,163,952
4/30/22	$1,143,629	$1,146,639	$1,130,058
5/31/22	$1,160,756	$1,163,672	$1,152,752
6/30/22	$1,133,332	$1,144,613	$1,128,124
7/31/22	$1,164,665	$1,174,856	$1,159,170
8/31/22	$1,137,372	$1,149,107	$1,130,325
9/30/22	$1,093,128	$1,105,003	$1,086,441
10/31/22	$1,081,832	$1,095,814	$1,076,254
11/30/22	$1,139,823	$1,147,069	$1,131,505
12/31/22	$1,136,670	$1,150,353	$1,134,056
1/31/23	$1,176,451	$1,183,397	$1,171,168
2/28/23	$1,149,297	$1,156,638	$1,142,957
3/31/23	$1,169,156	$1,182,301	$1,170,532
4/30/23	$1,173,309	$1,179,600	$1,168,747
5/31/23	$1,167,875	$1,169,378	$1,158,351
6/30/23	$1,181,420	$1,181,092	$1,172,447
7/31/23	$1,183,495	$1,185,764	$1,175,497
8/31/23	$1,169,322	$1,168,693	$1,156,741
9/30/23	$1,139,696	$1,134,441	$1,120,270
10/31/23	$1,123,144	$1,124,787	$1,110,755
11/30/23	$1,193,709	$1,196,190	$1,187,748
12/31/23	$1,227,652	$1,223,991	$1,217,023
1/31/24	$1,226,532	$1,217,740	$1,209,980
2/29/24	$1,229,007	$1,219,304	$1,209,952
3/31/24	$1,229,300	$1,219,266	$1,208,079
4/30/24	$1,217,127	$1,204,165	$1,193,477
5/31/24	$1,218,768	$1,200,633	$1,190,114
6/30/24	$1,235,903	$1,219,036	$1,210,805
7/31/24	$1,245,229	$1,230,147	$1,221,242
8/31/24	$1,251,497	$1,239,849	$1,229,861
9/30/24	$1,263,024	$1,252,103	$1,242,129
10/31/24	$1,250,508	$1,233,846	$1,222,148
11/30/24	$1,269,224	$1,255,160	$1,246,509
12/31/24	$1,254,245	$1,236,886	$1,227,220
1/31/25	$1,254,178	$1,243,085	$1,232,922
2/28/25	$1,266,962	$1,255,411	$1,244,149
3/31/25	$1,244,593	$1,234,135	$1,219,868

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	1.24%	1.29%	2.21%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg New York Municipal Bond Index	0.98%	1.02%	2.01%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$875,464
# of Portfolio Holdings	257
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid During the Reporting Period	$1,737
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Income Tax Revenue	19.2%
Water Revenue	10.5%
Ad Valorem Property Tax	7.8%
Port, Airport & Marina Revenue	7.2%
College & University Revenue	7.1%
Health, Hospital & Nursing Home Revenue	6.0%
Local or Guaranteed Housing	5.9%
Sales Tax Revenue	4.8%
Electric Power & Light Revenue	4.5%
Industrial Revenue	3.8%
Miscellaneous Taxes	2.5%
Other Investments	17.4%
Short-Term Instruments	0.1%
Affiliated Investments	3.5%
Other Assets and Liabilities, Net	(0.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PNYPX

PIMCO New York Municipal Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS1992TSRAR_033125

Class A: PSDAX

PIMCO Short Duration Municipal Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.73%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  Security selection within the electric utility sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the lease-backed sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
3/31/15	$9,770	$10,000	$10,000
4/30/15	$9,765	$9,948	$10,000
5/31/15	$9,748	$9,920	$10,000
6/30/15	$9,745	$9,911	$10,000
7/31/15	$9,752	$9,983	$10,013
8/31/15	$9,770	$10,002	$10,030
9/30/15	$9,777	$10,075	$10,042
10/31/15	$9,795	$10,115	$10,052
11/30/15	$9,791	$10,155	$10,040
12/31/15	$9,790	$10,226	$10,038
1/31/16	$9,819	$10,348	$10,069
2/29/16	$9,838	$10,365	$10,085
3/31/16	$9,833	$10,398	$10,071
4/30/16	$9,851	$10,474	$10,082
5/31/16	$9,845	$10,502	$10,087
6/30/16	$9,875	$10,669	$10,104
7/31/16	$9,881	$10,676	$10,122
8/31/16	$9,887	$10,690	$10,107
9/30/16	$9,859	$10,637	$10,085
10/31/16	$9,842	$10,525	$10,092
11/30/16	$9,721	$10,133	$10,049
12/31/16	$9,729	$10,252	$10,068
1/31/17	$9,773	$10,319	$10,105
2/28/17	$9,829	$10,391	$10,138
3/31/17	$9,839	$10,414	$10,138
4/30/17	$9,860	$10,489	$10,154
5/31/17	$9,904	$10,656	$10,173
6/30/17	$9,879	$10,617	$10,165
7/31/17	$9,923	$10,703	$10,189
8/31/17	$9,956	$10,785	$10,212
9/30/17	$9,943	$10,730	$10,200
10/31/17	$9,940	$10,756	$10,201
11/30/17	$9,892	$10,699	$10,155
12/31/17	$9,914	$10,810	$10,161
1/31/18	$9,913	$10,683	$10,190
2/28/18	$9,901	$10,651	$10,207
3/31/18	$9,901	$10,691	$10,200
4/30/18	$9,889	$10,652	$10,190
5/31/18	$9,923	$10,774	$10,224
6/30/18	$9,948	$10,784	$10,260
7/31/18	$9,960	$10,810	$10,281
8/31/18	$9,962	$10,837	$10,278
9/30/18	$9,950	$10,767	$10,258
10/31/18	$9,940	$10,701	$10,267
11/30/18	$9,978	$10,819	$10,299
12/31/18	$10,016	$10,949	$10,338
1/31/19	$10,053	$11,032	$10,370
2/28/19	$10,080	$11,091	$10,394
3/31/19	$10,141	$11,266	$10,422
4/30/19	$10,144	$11,308	$10,430
5/31/19	$10,206	$11,464	$10,469
6/30/19	$10,231	$11,507	$10,501
7/31/19	$10,280	$11,599	$10,536
8/31/19	$10,318	$11,782	$10,550
9/30/19	$10,281	$11,688	$10,528
10/31/19	$10,305	$11,709	$10,559
11/30/19	$10,318	$11,738	$10,577
12/31/19	$10,330	$11,774	$10,593
1/31/20	$10,389	$11,986	$10,630
2/29/20	$10,412	$12,140	$10,651
3/31/20	$10,277	$11,700	$10,598
4/30/20	$10,253	$11,553	$10,623
5/31/20	$10,398	$11,920	$10,728
6/30/20	$10,457	$12,019	$10,728
7/31/20	$10,516	$12,221	$10,755
8/31/20	$10,511	$12,164	$10,756
9/30/20	$10,519	$12,166	$10,764
10/31/20	$10,512	$12,130	$10,756
11/30/20	$10,555	$12,313	$10,769
12/31/20	$10,586	$12,388	$10,779
1/31/21	$10,603	$12,467	$10,797
2/28/21	$10,561	$12,269	$10,793
3/31/21	$10,579	$12,344	$10,801
4/30/21	$10,609	$12,448	$10,808
5/31/21	$10,614	$12,485	$10,813
6/30/21	$10,607	$12,519	$10,812
7/31/21	$10,637	$12,623	$10,826
8/31/21	$10,630	$12,577	$10,823
9/30/21	$10,597	$12,486	$10,812
10/31/21	$10,577	$12,449	$10,810
11/30/21	$10,594	$12,555	$10,813
12/31/21	$10,580	$12,576	$10,812
1/31/22	$10,485	$12,231	$10,740
2/28/22	$10,454	$12,188	$10,727
3/31/22	$10,336	$11,793	$10,637
4/30/22	$10,244	$11,466	$10,595
5/31/22	$10,301	$11,637	$10,675
6/30/22	$10,261	$11,446	$10,678
7/31/22	$10,358	$11,749	$10,736
8/31/22	$10,271	$11,491	$10,651
9/30/22	$10,136	$11,050	$10,559
10/31/22	$10,112	$10,958	$10,573
11/30/22	$10,266	$11,471	$10,695
12/31/22	$10,299	$11,504	$10,689
1/31/23	$10,416	$11,834	$10,779
2/28/23	$10,323	$11,566	$10,688
3/31/23	$10,433	$11,823	$10,803
4/30/23	$10,428	$11,796	$10,771
5/31/23	$10,399	$11,694	$10,760
6/30/23	$10,449	$11,811	$10,811
7/31/23	$10,470	$11,858	$10,834
8/31/23	$10,467	$11,687	$10,846
9/30/23	$10,390	$11,344	$10,801
10/31/23	$10,388	$11,248	$10,831
11/30/23	$10,606	$11,962	$10,988
12/31/23	$10,722	$12,240	$11,052
1/31/24	$10,733	$12,177	$11,048
2/29/24	$10,747	$12,193	$11,065
3/31/24	$10,760	$12,193	$11,065
4/30/24	$10,722	$12,042	$11,066
5/31/24	$10,724	$12,006	$11,093
6/30/24	$10,813	$12,190	$11,155
7/31/24	$10,879	$12,301	$11,229
8/31/24	$10,960	$12,398	$11,302
9/30/24	$11,013	$12,521	$11,338
10/31/24	$10,948	$12,338	$11,310
11/30/24	$11,028	$12,552	$11,354
12/31/24	$10,988	$12,369	$11,351
1/31/25	$11,028	$12,431	$11,411
2/28/25	$11,094	$12,554	$11,459
3/31/25	$11,066	$12,341	$11,471

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	2.84%	1.49%	1.25%
Class A (including sales charge)	0.54%	1.04%	1.02%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg 1-Year Municipal Bond Index	3.67%	1.59%	1.38%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$420,360
# of Portfolio Holdings	192
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid During the Reporting Period	$733
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	17.0%
Electric Power & Light Revenue	9.9%
Ad Valorem Property Tax	9.1%
Local or Guaranteed Housing	7.7%
Industrial Revenue	7.6%
Port, Airport & Marina Revenue	6.1%
Natural Gas Revenue	5.3%
Highway Revenue Tolls	4.8%
Sales Tax Revenue	3.9%
General Fund	3.7%
College & University Revenue	3.1%
Miscellaneous Revenue	2.6%
Other Investments	15.2%
Short-Term Instruments	1.2%
Affiliated Investments	2.3%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PSDAX

PIMCO Short Duration Municipal Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS4039TSRAR_033125

Class C: PSDCX

PIMCO Short Duration Municipal Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	1.03%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  Security selection within the electric utility sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the lease-backed sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,993	$9,948	$10,000
5/31/15	$9,973	$9,920	$10,000
6/30/15	$9,967	$9,911	$10,000
7/31/15	$9,971	$9,983	$10,013
8/31/15	$9,987	$10,002	$10,030
9/30/15	$9,992	$10,075	$10,042
10/31/15	$10,008	$10,115	$10,052
11/30/15	$10,001	$10,155	$10,040
12/31/15	$9,998	$10,226	$10,038
1/31/16	$10,025	$10,348	$10,069
2/29/16	$10,042	$10,365	$10,085
3/31/16	$10,034	$10,398	$10,071
4/30/16	$10,050	$10,474	$10,082
5/31/16	$10,042	$10,502	$10,087
6/30/16	$10,070	$10,669	$10,104
7/31/16	$10,074	$10,676	$10,122
8/31/16	$10,077	$10,690	$10,107
9/30/16	$10,046	$10,637	$10,085
10/31/16	$10,026	$10,525	$10,092
11/30/16	$9,900	$10,133	$10,049
12/31/16	$9,906	$10,252	$10,068
1/31/17	$9,948	$10,319	$10,105
2/28/17	$10,003	$10,391	$10,138
3/31/17	$10,010	$10,414	$10,138
4/30/17	$10,029	$10,489	$10,154
5/31/17	$10,072	$10,656	$10,173
6/30/17	$10,044	$10,617	$10,165
7/31/17	$10,086	$10,703	$10,189
8/31/17	$10,117	$10,785	$10,212
9/30/17	$10,101	$10,730	$10,200
10/31/17	$10,096	$10,756	$10,201
11/30/17	$10,044	$10,699	$10,155
12/31/17	$10,064	$10,810	$10,161
1/31/18	$10,061	$10,683	$10,190
2/28/18	$10,046	$10,651	$10,207
3/31/18	$10,043	$10,691	$10,200
4/30/18	$10,028	$10,652	$10,190
5/31/18	$10,061	$10,774	$10,224
6/30/18	$10,084	$10,784	$10,260
7/31/18	$10,093	$10,810	$10,281
8/31/18	$10,092	$10,837	$10,278
9/30/18	$10,078	$10,767	$10,258
10/31/18	$10,065	$10,701	$10,267
11/30/18	$10,102	$10,819	$10,299
12/31/18	$10,137	$10,949	$10,338
1/31/19	$10,172	$11,032	$10,370
2/28/19	$10,197	$11,091	$10,394
3/31/19	$10,257	$11,266	$10,422
4/30/19	$10,256	$11,308	$10,430
5/31/19	$10,317	$11,464	$10,469
6/30/19	$10,339	$11,507	$10,501
7/31/19	$10,386	$11,599	$10,536
8/31/19	$10,422	$11,782	$10,550
9/30/19	$10,382	$11,688	$10,528
10/31/19	$10,404	$11,709	$10,559
11/30/19	$10,414	$11,738	$10,577
12/31/19	$10,423	$11,774	$10,593
1/31/20	$10,481	$11,986	$10,630
2/29/20	$10,501	$12,140	$10,651
3/31/20	$10,363	$11,700	$10,598
4/30/20	$10,336	$11,553	$10,623
5/31/20	$10,479	$11,920	$10,728
6/30/20	$10,537	$12,019	$10,728
7/31/20	$10,593	$12,221	$10,755
8/31/20	$10,586	$12,164	$10,756
9/30/20	$10,590	$12,166	$10,764
10/31/20	$10,581	$12,130	$10,756
11/30/20	$10,622	$12,313	$10,769
12/31/20	$10,650	$12,388	$10,779
1/31/21	$10,664	$12,467	$10,797
2/28/21	$10,620	$12,269	$10,793
3/31/21	$10,635	$12,344	$10,801
4/30/21	$10,663	$12,448	$10,808
5/31/21	$10,665	$12,485	$10,813
6/30/21	$10,656	$12,519	$10,812
7/31/21	$10,683	$12,623	$10,826
8/31/21	$10,672	$12,577	$10,823
9/30/21	$10,638	$12,486	$10,812
10/31/21	$10,614	$12,449	$10,810
11/30/21	$10,629	$12,555	$10,813
12/31/21	$10,612	$12,576	$10,812
1/31/22	$10,514	$12,231	$10,740
2/28/22	$10,481	$12,188	$10,727
3/31/22	$10,360	$11,793	$10,637
4/30/22	$10,265	$11,466	$10,595
5/31/22	$10,320	$11,637	$10,675
6/30/22	$10,277	$11,446	$10,678
7/31/22	$10,372	$11,749	$10,736
8/31/22	$10,282	$11,491	$10,651
9/30/22	$10,143	$11,050	$10,559
10/31/22	$10,118	$10,958	$10,573
11/30/22	$10,269	$11,471	$10,695
12/31/22	$10,299	$11,504	$10,689
1/31/23	$10,414	$11,834	$10,779
2/28/23	$10,319	$11,566	$10,688
3/31/23	$10,425	$11,823	$10,803
4/30/23	$10,418	$11,796	$10,771
5/31/23	$10,387	$11,694	$10,760
6/30/23	$10,433	$11,811	$10,811
7/31/23	$10,452	$11,858	$10,834
8/31/23	$10,447	$11,687	$10,846
9/30/23	$10,367	$11,344	$10,801
10/31/23	$10,362	$11,248	$10,831
11/30/23	$10,577	$11,962	$10,988
12/31/23	$10,691	$12,240	$11,052
1/31/24	$10,699	$12,177	$11,048
2/29/24	$10,710	$12,193	$11,065
3/31/24	$10,720	$12,193	$11,065
4/30/24	$10,680	$12,042	$11,066
5/31/24	$10,679	$12,006	$11,093
6/30/24	$10,765	$12,190	$11,155
7/31/24	$10,828	$12,301	$11,229
8/31/24	$10,906	$12,398	$11,302
9/30/24	$10,956	$12,521	$11,338
10/31/24	$10,888	$12,338	$11,310
11/30/24	$10,965	$12,552	$11,354
12/31/24	$10,923	$12,369	$11,351
1/31/25	$10,959	$12,431	$11,411
2/28/25	$11,022	$12,554	$11,459
3/31/25	$10,992	$12,341	$11,471

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	2.53%	1.19%	0.95%
Class C (including sales charge)	1.53%	1.19%	0.95%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg 1-Year Municipal Bond Index	3.67%	1.59%	1.38%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$420,360
# of Portfolio Holdings	192
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid During the Reporting Period	$733
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	17.0%
Electric Power & Light Revenue	9.9%
Ad Valorem Property Tax	9.1%
Local or Guaranteed Housing	7.7%
Industrial Revenue	7.6%
Port, Airport & Marina Revenue	6.1%
Natural Gas Revenue	5.3%
Highway Revenue Tolls	4.8%
Sales Tax Revenue	3.9%
General Fund	3.7%
College & University Revenue	3.1%
Miscellaneous Revenue	2.6%
Other Investments	15.2%
Short-Term Instruments	1.2%
Affiliated Investments	2.3%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PSDCX

PIMCO Short Duration Municipal Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS4239TSRAR_033125

Class C-2: PCCMX

PIMCO Short Duration Municipal Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-2	$124	1.23%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  Security selection within the electric utility sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the lease-backed sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of Class C-2 shares (10/21/2020), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by Class C-2 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C-2 (excluding sales charge)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,991	$9,948	$10,000
5/31/15	$9,970	$9,920	$10,000
6/30/15	$9,962	$9,911	$10,000
7/31/15	$9,965	$9,983	$10,013
8/31/15	$9,979	$10,002	$10,030
9/30/15	$9,982	$10,075	$10,042
10/31/15	$9,997	$10,115	$10,052
11/30/15	$9,988	$10,155	$10,040
12/31/15	$9,983	$10,226	$10,038
1/31/16	$10,008	$10,348	$10,069
2/29/16	$10,023	$10,365	$10,085
3/31/16	$10,014	$10,398	$10,071
4/30/16	$10,029	$10,474	$10,082
5/31/16	$10,018	$10,502	$10,087
6/30/16	$10,044	$10,669	$10,104
7/31/16	$10,046	$10,676	$10,122
8/31/16	$10,048	$10,690	$10,107
9/30/16	$10,016	$10,637	$10,085
10/31/16	$9,994	$10,525	$10,092
11/30/16	$9,867	$10,133	$10,049
12/31/16	$9,872	$10,252	$10,068
1/31/17	$9,911	$10,319	$10,105
2/28/17	$9,965	$10,391	$10,138
3/31/17	$9,971	$10,414	$10,138
4/30/17	$9,987	$10,489	$10,154
5/31/17	$10,028	$10,656	$10,173
6/30/17	$9,999	$10,617	$10,165
7/31/17	$10,039	$10,703	$10,189
8/31/17	$10,068	$10,785	$10,212
9/30/17	$10,051	$10,730	$10,200
10/31/17	$10,044	$10,756	$10,201
11/30/17	$9,990	$10,699	$10,155
12/31/17	$10,009	$10,810	$10,161
1/31/18	$10,004	$10,683	$10,190
2/28/18	$9,988	$10,651	$10,207
3/31/18	$9,983	$10,691	$10,200
4/30/18	$9,967	$10,652	$10,190
5/31/18	$9,998	$10,774	$10,224
6/30/18	$10,019	$10,784	$10,260
7/31/18	$10,026	$10,810	$10,281
8/31/18	$10,024	$10,837	$10,278
9/30/18	$10,008	$10,767	$10,258
10/31/18	$9,993	$10,701	$10,267
11/30/18	$10,028	$10,819	$10,299
12/31/18	$10,061	$10,949	$10,338
1/31/19	$10,094	$11,032	$10,370
2/28/19	$10,117	$11,091	$10,394
3/31/19	$10,175	$11,266	$10,422
4/30/19	$10,173	$11,308	$10,430
5/31/19	$10,231	$11,464	$10,469
6/30/19	$10,252	$11,507	$10,501
7/31/19	$10,297	$11,599	$10,536
8/31/19	$10,330	$11,782	$10,550
9/30/19	$10,289	$11,688	$10,528
10/31/19	$10,309	$11,709	$10,559
11/30/19	$10,317	$11,738	$10,577
12/31/19	$10,325	$11,774	$10,593
1/31/20	$10,380	$11,986	$10,630
2/29/20	$10,399	$12,140	$10,651
3/31/20	$10,259	$11,700	$10,598
4/30/20	$10,231	$11,553	$10,623
5/31/20	$10,371	$11,920	$10,728
6/30/20	$10,426	$12,019	$10,728
7/31/20	$10,481	$12,221	$10,755
8/31/20	$10,471	$12,164	$10,756
9/30/20	$10,474	$12,166	$10,764
10/31/20	$10,463	$12,130	$10,756
11/30/20	$10,502	$12,313	$10,769
12/31/20	$10,527	$12,388	$10,779
1/31/21	$10,540	$12,467	$10,797
2/28/21	$10,494	$12,269	$10,793
3/31/21	$10,507	$12,344	$10,801
4/30/21	$10,533	$12,448	$10,808
5/31/21	$10,534	$12,485	$10,813
6/30/21	$10,523	$12,519	$10,812
7/31/21	$10,548	$12,623	$10,826
8/31/21	$10,536	$12,577	$10,823
9/30/21	$10,500	$12,486	$10,812
10/31/21	$10,476	$12,449	$10,810
11/30/21	$10,488	$12,555	$10,813
12/31/21	$10,470	$12,576	$10,812
1/31/22	$10,371	$12,231	$10,740
2/28/22	$10,337	$12,188	$10,727
3/31/22	$10,216	$11,793	$10,637
4/30/22	$10,121	$11,466	$10,595
5/31/22	$10,173	$11,637	$10,675
6/30/22	$10,129	$11,446	$10,678
7/31/22	$10,221	$11,749	$10,736
8/31/22	$10,131	$11,491	$10,651
9/30/22	$9,992	$11,050	$10,559
10/31/22	$9,965	$10,958	$10,573
11/30/22	$10,113	$11,471	$10,695
12/31/22	$10,141	$11,504	$10,689
1/31/23	$10,253	$11,834	$10,779
2/28/23	$10,157	$11,566	$10,688
3/31/23	$10,260	$11,823	$10,803
4/30/23	$10,252	$11,796	$10,771
5/31/23	$10,220	$11,694	$10,760
6/30/23	$10,263	$11,811	$10,811
7/31/23	$10,279	$11,858	$10,834
8/31/23	$10,272	$11,687	$10,846
9/30/23	$10,192	$11,344	$10,801
10/31/23	$10,186	$11,248	$10,831
11/30/23	$10,396	$11,962	$10,988
12/31/23	$10,506	$12,240	$11,052
1/31/24	$10,512	$12,177	$11,048
2/29/24	$10,521	$12,193	$11,065
3/31/24	$10,530	$12,193	$11,065
4/30/24	$10,488	$12,042	$11,066
5/31/24	$10,485	$12,006	$11,093
6/30/24	$10,569	$12,190	$11,155
7/31/24	$10,628	$12,301	$11,229
8/31/24	$10,703	$12,398	$11,302
9/30/24	$10,750	$12,521	$11,338
10/31/24	$10,682	$12,338	$11,310
11/30/24	$10,755	$12,552	$11,354
12/31/24	$10,712	$12,369	$11,351
1/31/25	$10,746	$12,431	$11,411
2/28/25	$10,807	$12,554	$11,459
3/31/25	$10,775	$12,341	$11,471

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C-2 (excluding sales charge)	2.33%	0.99%	0.75%
Class C-2 (including sales charge)	1.33%	0.99%	0.75%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg 1-Year Municipal Bond Index	3.67%	1.59%	1.38%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C-2 shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$420,360
# of Portfolio Holdings	192
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid During the Reporting Period	$733
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	17.0%
Electric Power & Light Revenue	9.9%
Ad Valorem Property Tax	9.1%
Local or Guaranteed Housing	7.7%
Industrial Revenue	7.6%
Port, Airport & Marina Revenue	6.1%
Natural Gas Revenue	5.3%
Highway Revenue Tolls	4.8%
Sales Tax Revenue	3.9%
General Fund	3.7%
College & University Revenue	3.1%
Miscellaneous Revenue	2.6%
Other Investments	15.2%
Short-Term Instruments	1.2%
Affiliated Investments	2.3%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C-2: PCCMX

PIMCO Short Duration Municipal Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS4839TSRAR_033125

I-3: PSDUX

PIMCO Short Duration Municipal Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$49	0.48%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  Security selection within the electric utility sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the lease-backed sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (7/30/2021), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$999,701	$994,753	$1,000,019
5/31/15	$998,207	$992,005	$999,984
6/30/15	$998,023	$991,101	$999,959
7/31/15	$998,991	$998,280	$1,001,323
8/31/15	$1,001,012	$1,000,240	$1,002,982
9/30/15	$1,001,955	$1,007,486	$1,004,209
10/31/15	$1,004,074	$1,011,492	$1,005,244
11/30/15	$1,003,781	$1,015,513	$1,003,987
12/31/15	$1,003,971	$1,022,648	$1,003,824
1/31/16	$1,007,115	$1,034,850	$1,006,906
2/29/16	$1,009,259	$1,036,478	$1,008,487
3/31/16	$1,008,920	$1,039,761	$1,007,066
4/30/16	$1,011,037	$1,047,406	$1,008,183
5/31/16	$1,010,646	$1,050,239	$1,008,692
6/30/16	$1,013,902	$1,066,947	$1,010,442
7/31/16	$1,014,744	$1,067,598	$1,012,209
8/31/16	$1,015,583	$1,069,039	$1,010,687
9/30/16	$1,012,945	$1,063,703	$1,008,531
10/31/16	$1,011,366	$1,052,544	$1,009,243
11/30/16	$999,134	$1,013,289	$1,004,859
12/31/16	$1,000,239	$1,025,185	$1,006,838
1/31/17	$1,004,888	$1,031,944	$1,010,502
2/28/17	$1,010,870	$1,039,109	$1,013,823
3/31/17	$1,012,123	$1,041,365	$1,013,810
4/30/17	$1,014,448	$1,048,921	$1,015,425
5/31/17	$1,019,223	$1,065,568	$1,017,323
6/30/17	$1,016,875	$1,061,747	$1,016,459
7/31/17	$1,021,610	$1,070,337	$1,018,901
8/31/17	$1,025,237	$1,078,482	$1,021,194
9/30/17	$1,024,079	$1,072,999	$1,019,976
10/31/17	$1,024,012	$1,075,618	$1,020,076
11/30/17	$1,019,215	$1,069,859	$1,015,474
12/31/17	$1,021,790	$1,081,041	$1,016,145
1/31/18	$1,021,882	$1,068,314	$1,018,975
2/28/18	$1,020,852	$1,065,122	$1,020,723
3/31/18	$1,021,020	$1,069,053	$1,019,965
4/30/18	$1,019,964	$1,065,238	$1,019,039
5/31/18	$1,023,784	$1,077,436	$1,022,401
6/30/18	$1,026,572	$1,078,356	$1,025,998
7/31/18	$1,027,986	$1,080,972	$1,028,133
8/31/18	$1,028,446	$1,083,748	$1,027,763
9/30/18	$1,027,396	$1,076,732	$1,025,793
10/31/18	$1,026,534	$1,070,102	$1,026,698
11/30/18	$1,030,770	$1,081,946	$1,029,923
12/31/18	$1,034,825	$1,094,900	$1,033,794
1/31/19	$1,038,849	$1,103,177	$1,037,009
2/28/19	$1,041,835	$1,109,084	$1,039,361
3/31/19	$1,048,445	$1,126,616	$1,042,204
4/30/19	$1,048,888	$1,130,850	$1,042,972
5/31/19	$1,055,574	$1,146,440	$1,046,856
6/30/19	$1,058,341	$1,150,673	$1,050,092
7/31/19	$1,063,647	$1,159,947	$1,053,553
8/31/19	$1,067,781	$1,178,243	$1,055,039
9/30/19	$1,064,183	$1,168,798	$1,052,826
10/31/19	$1,066,928	$1,170,893	$1,055,855
11/30/19	$1,068,453	$1,173,821	$1,057,687
12/31/19	$1,069,890	$1,177,405	$1,059,251
1/31/20	$1,076,318	$1,198,559	$1,062,984
2/29/20	$1,078,887	$1,214,015	$1,065,138
3/31/20	$1,065,115	$1,169,979	$1,059,832
4/30/20	$1,062,806	$1,155,296	$1,062,276
5/31/20	$1,078,071	$1,192,047	$1,072,774
6/30/20	$1,084,457	$1,201,858	$1,072,763
7/31/20	$1,090,807	$1,222,100	$1,075,451
8/31/20	$1,090,527	$1,216,366	$1,075,627
9/30/20	$1,091,518	$1,216,624	$1,076,431
10/31/20	$1,091,103	$1,212,970	$1,075,565
11/30/20	$1,095,742	$1,231,274	$1,076,911
12/31/20	$1,099,191	$1,238,775	$1,077,872
1/31/21	$1,101,182	$1,246,669	$1,079,653
2/28/21	$1,097,011	$1,226,861	$1,079,297
3/31/21	$1,099,084	$1,234,427	$1,080,078
4/30/21	$1,102,524	$1,244,781	$1,080,822
5/31/21	$1,103,231	$1,248,495	$1,081,254
6/30/21	$1,102,765	$1,251,923	$1,081,198
7/31/21	$1,106,128	$1,262,306	$1,082,553
8/31/21	$1,105,511	$1,257,674	$1,082,331
9/30/21	$1,102,363	$1,248,597	$1,081,206
10/31/21	$1,100,397	$1,244,947	$1,080,972
11/30/21	$1,102,353	$1,255,545	$1,081,285
12/31/21	$1,101,117	$1,257,570	$1,081,195
1/31/22	$1,091,414	$1,223,147	$1,074,043
2/28/22	$1,088,433	$1,218,765	$1,072,664
3/31/22	$1,076,357	$1,179,256	$1,063,739
4/30/22	$1,067,022	$1,146,639	$1,059,451
5/31/22	$1,073,186	$1,163,672	$1,067,519
6/30/22	$1,069,215	$1,144,613	$1,067,828
7/31/22	$1,079,550	$1,174,856	$1,073,589
8/31/22	$1,070,681	$1,149,107	$1,065,090
9/30/22	$1,056,763	$1,105,003	$1,055,920
10/31/22	$1,054,545	$1,095,814	$1,057,283
11/30/22	$1,070,835	$1,147,069	$1,069,470
12/31/22	$1,074,494	$1,150,353	$1,068,941
1/31/23	$1,086,944	$1,183,397	$1,077,913
2/28/23	$1,077,440	$1,156,638	$1,068,801
3/31/23	$1,089,110	$1,182,301	$1,080,276
4/30/23	$1,088,823	$1,179,600	$1,077,147
5/31/23	$1,086,045	$1,169,378	$1,075,972
6/30/23	$1,091,449	$1,181,092	$1,081,095
7/31/23	$1,093,864	$1,185,764	$1,083,421
8/31/23	$1,093,841	$1,168,693	$1,084,594
9/30/23	$1,085,978	$1,134,441	$1,080,120
10/31/23	$1,085,990	$1,124,787	$1,083,095
11/30/23	$1,109,034	$1,196,190	$1,098,784
12/31/23	$1,121,467	$1,223,991	$1,105,203
1/31/24	$1,122,854	$1,217,740	$1,104,840
2/29/24	$1,124,450	$1,219,304	$1,106,543
3/31/24	$1,126,100	$1,219,266	$1,106,466
4/30/24	$1,122,317	$1,204,165	$1,106,601
5/31/24	$1,122,771	$1,200,633	$1,109,278
6/30/24	$1,132,377	$1,219,036	$1,115,549
7/31/24	$1,139,496	$1,230,147	$1,122,886
8/31/24	$1,148,282	$1,239,849	$1,130,246
9/30/24	$1,153,985	$1,252,103	$1,133,799
10/31/24	$1,147,444	$1,233,846	$1,130,965
11/30/24	$1,156,023	$1,255,160	$1,135,411
12/31/24	$1,152,118	$1,236,886	$1,135,141
1/31/25	$1,156,530	$1,243,085	$1,141,094
2/28/25	$1,163,694	$1,255,411	$1,145,883
3/31/25	$1,160,958	$1,234,135	$1,147,086

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	3.10%	1.74%	1.50%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg 1-Year Municipal Bond Index	3.67%	1.59%	1.38%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$420,360
# of Portfolio Holdings	192
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid During the Reporting Period	$733
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	17.0%
Electric Power & Light Revenue	9.9%
Ad Valorem Property Tax	9.1%
Local or Guaranteed Housing	7.7%
Industrial Revenue	7.6%
Port, Airport & Marina Revenue	6.1%
Natural Gas Revenue	5.3%
Highway Revenue Tolls	4.8%
Sales Tax Revenue	3.9%
General Fund	3.7%
College & University Revenue	3.1%
Miscellaneous Revenue	2.6%
Other Investments	15.2%
Short-Term Instruments	1.2%
Affiliated Investments	2.3%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PSDUX

PIMCO Short Duration Municipal Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS2235TSRAR_033125

Institutional Class: PSDIX

PIMCO Short Duration Municipal Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$34	0.33%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  Security selection within the electric utility sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the lease-backed sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$999,824	$994,753	$1,000,019
5/31/15	$998,457	$992,005	$999,984
6/30/15	$998,396	$991,101	$999,959
7/31/15	$999,491	$998,280	$1,001,323
8/31/15	$1,001,641	$1,000,240	$1,002,982
9/30/15	$1,002,708	$1,007,486	$1,004,209
10/31/15	$1,004,956	$1,011,492	$1,005,244
11/30/15	$1,004,787	$1,015,513	$1,003,987
12/31/15	$1,005,105	$1,022,648	$1,003,824
1/31/16	$1,008,380	$1,034,850	$1,006,906
2/29/16	$1,010,647	$1,036,478	$1,008,487
3/31/16	$1,010,436	$1,039,761	$1,007,066
4/30/16	$1,012,680	$1,047,406	$1,008,183
5/31/16	$1,012,418	$1,050,239	$1,008,692
6/30/16	$1,015,804	$1,066,947	$1,010,442
7/31/16	$1,016,777	$1,067,598	$1,012,209
8/31/16	$1,017,747	$1,069,039	$1,010,687
9/30/16	$1,015,227	$1,063,703	$1,008,531
10/31/16	$1,013,774	$1,052,544	$1,009,243
11/30/16	$1,001,636	$1,013,289	$1,004,859
12/31/16	$1,002,872	$1,025,185	$1,006,838
1/31/17	$1,007,661	$1,031,944	$1,010,502
2/28/17	$1,013,775	$1,039,109	$1,013,823
3/31/17	$1,015,162	$1,041,365	$1,013,810
4/30/17	$1,017,619	$1,048,921	$1,015,425
5/31/17	$1,022,538	$1,065,568	$1,017,323
6/30/17	$1,020,308	$1,061,747	$1,016,459
7/31/17	$1,025,189	$1,070,337	$1,018,901
8/31/17	$1,028,961	$1,078,482	$1,021,194
9/30/17	$1,027,925	$1,072,999	$1,019,976
10/31/17	$1,027,989	$1,075,618	$1,020,076
11/30/17	$1,023,299	$1,069,859	$1,015,474
12/31/17	$1,026,016	$1,081,041	$1,016,145
1/31/18	$1,026,239	$1,068,314	$1,018,975
2/28/18	$1,025,322	$1,065,122	$1,020,723
3/31/18	$1,025,621	$1,069,053	$1,019,965
4/30/18	$1,024,687	$1,065,238	$1,019,039
5/31/18	$1,028,655	$1,077,436	$1,022,401
6/30/18	$1,031,583	$1,078,356	$1,025,998
7/31/18	$1,033,136	$1,080,972	$1,028,133
8/31/18	$1,033,730	$1,083,748	$1,027,763
9/30/18	$1,032,801	$1,076,732	$1,025,793
10/31/18	$1,032,066	$1,070,102	$1,026,698
11/30/18	$1,036,453	$1,081,946	$1,029,923
12/31/18	$1,040,662	$1,094,900	$1,033,794
1/31/19	$1,044,841	$1,103,177	$1,037,009
2/28/19	$1,047,965	$1,109,084	$1,039,361
3/31/19	$1,054,748	$1,126,616	$1,042,204
4/30/19	$1,055,323	$1,130,850	$1,042,972
5/31/19	$1,062,185	$1,146,440	$1,046,856
6/30/19	$1,065,101	$1,150,673	$1,050,092
7/31/19	$1,070,576	$1,159,947	$1,053,553
8/31/19	$1,074,874	$1,178,243	$1,055,039
9/30/19	$1,071,384	$1,168,798	$1,052,826
10/31/19	$1,074,284	$1,170,893	$1,055,855
11/30/19	$1,075,952	$1,173,821	$1,057,687
12/31/19	$1,077,536	$1,177,405	$1,059,251
1/31/20	$1,084,148	$1,198,559	$1,062,984
2/29/20	$1,086,864	$1,214,015	$1,065,138
3/31/20	$1,073,126	$1,169,979	$1,059,832
4/30/20	$1,070,932	$1,155,296	$1,062,276
5/31/20	$1,086,451	$1,192,047	$1,072,774
6/30/20	$1,093,020	$1,201,858	$1,072,763
7/31/20	$1,099,559	$1,222,100	$1,075,451
8/31/20	$1,099,417	$1,216,366	$1,075,627
9/30/20	$1,100,552	$1,216,624	$1,076,431
10/31/20	$1,100,273	$1,212,970	$1,075,565
11/30/20	$1,105,086	$1,231,274	$1,076,911
12/31/20	$1,108,705	$1,238,775	$1,077,872
1/31/21	$1,110,854	$1,246,669	$1,079,653
2/28/21	$1,106,775	$1,226,861	$1,079,297
3/31/21	$1,109,007	$1,234,427	$1,080,078
4/30/21	$1,112,615	$1,244,781	$1,080,822
5/31/21	$1,113,471	$1,248,495	$1,081,254
6/30/21	$1,113,138	$1,251,923	$1,081,198
7/31/21	$1,116,670	$1,262,306	$1,082,553
8/31/21	$1,116,226	$1,257,674	$1,082,331
9/30/21	$1,113,225	$1,248,597	$1,081,206
10/31/21	$1,111,425	$1,244,947	$1,080,972
11/30/21	$1,113,581	$1,255,545	$1,081,285
12/31/21	$1,112,522	$1,257,570	$1,081,195
1/31/22	$1,102,881	$1,223,147	$1,074,043
2/28/22	$1,099,994	$1,218,765	$1,072,664
3/31/22	$1,087,920	$1,179,256	$1,063,739
4/30/22	$1,078,618	$1,146,639	$1,059,451
5/31/22	$1,084,988	$1,163,672	$1,067,519
6/30/22	$1,081,101	$1,144,613	$1,067,828
7/31/22	$1,091,746	$1,174,856	$1,073,589
8/31/22	$1,082,946	$1,149,107	$1,065,090
9/30/22	$1,069,002	$1,105,003	$1,055,920
10/31/22	$1,066,888	$1,095,814	$1,057,283
11/30/22	$1,083,499	$1,147,069	$1,069,470
12/31/22	$1,087,357	$1,150,353	$1,068,941
1/31/23	$1,100,090	$1,183,397	$1,077,913
2/28/23	$1,090,601	$1,156,638	$1,068,801
3/31/23	$1,102,569	$1,182,301	$1,080,276
4/30/23	$1,102,404	$1,179,600	$1,077,147
5/31/23	$1,099,721	$1,169,378	$1,075,972
6/30/23	$1,105,338	$1,181,092	$1,081,095
7/31/23	$1,107,911	$1,185,764	$1,083,421
8/31/23	$1,108,025	$1,168,693	$1,084,594
9/30/23	$1,100,196	$1,134,441	$1,080,120
10/31/23	$1,100,342	$1,124,787	$1,083,095
11/30/23	$1,123,811	$1,196,190	$1,098,784
12/31/23	$1,136,559	$1,223,991	$1,105,203
1/31/24	$1,138,103	$1,217,740	$1,104,840
2/29/24	$1,139,855	$1,219,304	$1,106,543
3/31/24	$1,141,672	$1,219,266	$1,106,466
4/30/24	$1,137,976	$1,204,165	$1,106,601
5/31/24	$1,138,591	$1,200,633	$1,109,278
6/30/24	$1,148,464	$1,219,036	$1,115,549
7/31/24	$1,155,829	$1,230,147	$1,122,886
8/31/24	$1,164,900	$1,239,849	$1,130,246
9/30/24	$1,170,820	$1,252,103	$1,133,799
10/31/24	$1,164,330	$1,233,846	$1,130,965
11/30/24	$1,173,185	$1,255,160	$1,135,411
12/31/24	$1,169,371	$1,236,886	$1,135,141
1/31/25	$1,174,003	$1,243,085	$1,141,094
2/28/25	$1,181,411	$1,255,411	$1,145,883
3/31/25	$1,178,773	$1,234,135	$1,147,086

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	3.25%	1.90%	1.66%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg 1-Year Municipal Bond Index	3.67%	1.59%	1.38%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$420,360
# of Portfolio Holdings	192
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid During the Reporting Period	$733
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	17.0%
Electric Power & Light Revenue	9.9%
Ad Valorem Property Tax	9.1%
Local or Guaranteed Housing	7.7%
Industrial Revenue	7.6%
Port, Airport & Marina Revenue	6.1%
Natural Gas Revenue	5.3%
Highway Revenue Tolls	4.8%
Sales Tax Revenue	3.9%
General Fund	3.7%
College & University Revenue	3.1%
Miscellaneous Revenue	2.6%
Other Investments	15.2%
Short-Term Instruments	1.2%
Affiliated Investments	2.3%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSDIX

PIMCO Short Duration Municipal Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS0053TSRAR_033125

I-2: PSDPX

PIMCO Short Duration Municipal Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$44	0.43%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  Security selection within the electric utility sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the lease-backed sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$999,742	$994,753	$1,000,019
5/31/15	$998,292	$992,005	$999,984
6/30/15	$998,150	$991,101	$999,959
7/31/15	$999,155	$998,280	$1,001,323
8/31/15	$1,001,225	$1,000,240	$1,002,982
9/30/15	$1,002,209	$1,007,486	$1,004,209
10/31/15	$1,004,367	$1,011,492	$1,005,244
11/30/15	$1,004,118	$1,015,513	$1,003,987
12/31/15	$1,004,340	$1,022,648	$1,003,824
1/31/16	$1,007,536	$1,034,850	$1,006,906
2/29/16	$1,009,721	$1,036,478	$1,008,487
3/31/16	$1,009,424	$1,039,761	$1,007,066
4/30/16	$1,011,580	$1,047,406	$1,008,183
5/31/16	$1,011,235	$1,050,239	$1,008,692
6/30/16	$1,014,534	$1,066,947	$1,010,442
7/31/16	$1,015,420	$1,067,598	$1,012,209
8/31/16	$1,016,303	$1,069,039	$1,010,687
9/30/16	$1,013,698	$1,063,703	$1,008,531
10/31/16	$1,012,167	$1,052,544	$1,009,243
11/30/16	$999,965	$1,013,289	$1,004,859
12/31/16	$1,001,114	$1,025,185	$1,006,838
1/31/17	$1,005,817	$1,031,944	$1,010,502
2/28/17	$1,011,843	$1,039,109	$1,013,823
3/31/17	$1,013,134	$1,041,365	$1,013,810
4/30/17	$1,015,508	$1,048,921	$1,015,425
5/31/17	$1,020,333	$1,065,568	$1,017,323
6/30/17	$1,018,019	$1,061,747	$1,016,459
7/31/17	$1,022,808	$1,070,337	$1,018,901
8/31/17	$1,026,483	$1,078,482	$1,021,194
9/30/17	$1,025,362	$1,072,999	$1,019,976
10/31/17	$1,025,342	$1,075,618	$1,020,076
11/30/17	$1,020,576	$1,069,859	$1,015,474
12/31/17	$1,023,196	$1,081,041	$1,016,145
1/31/18	$1,023,333	$1,068,314	$1,018,975
2/28/18	$1,022,340	$1,065,122	$1,020,723
3/31/18	$1,022,549	$1,069,053	$1,019,965
4/30/18	$1,021,536	$1,065,238	$1,019,039
5/31/18	$1,025,406	$1,077,436	$1,022,401
6/30/18	$1,028,237	$1,078,356	$1,025,998
7/31/18	$1,029,700	$1,080,972	$1,028,133
8/31/18	$1,030,195	$1,083,748	$1,027,763
9/30/18	$1,029,193	$1,076,732	$1,025,793
10/31/18	$1,028,373	$1,070,102	$1,026,698
11/30/18	$1,032,654	$1,081,946	$1,029,923
12/31/18	$1,036,765	$1,094,900	$1,033,794
1/31/19	$1,040,843	$1,103,177	$1,037,009
2/28/19	$1,043,875	$1,109,084	$1,039,361
3/31/19	$1,050,543	$1,126,616	$1,042,204
4/30/19	$1,051,031	$1,130,850	$1,042,972
5/31/19	$1,057,773	$1,146,440	$1,046,856
6/30/19	$1,060,596	$1,150,673	$1,050,092
7/31/19	$1,065,958	$1,159,947	$1,053,553
8/31/19	$1,070,141	$1,178,243	$1,055,039
9/30/19	$1,066,584	$1,168,798	$1,052,826
10/31/19	$1,069,381	$1,170,893	$1,055,855
11/30/19	$1,070,951	$1,173,821	$1,057,687
12/31/19	$1,072,438	$1,177,405	$1,059,251
1/31/20	$1,078,923	$1,198,559	$1,062,984
2/29/20	$1,081,545	$1,214,015	$1,065,138
3/31/20	$1,067,785	$1,169,979	$1,059,832
4/30/20	$1,065,515	$1,155,296	$1,062,276
5/31/20	$1,080,866	$1,192,047	$1,072,774
6/30/20	$1,087,312	$1,201,858	$1,072,763
7/31/20	$1,093,719	$1,222,100	$1,075,451
8/31/20	$1,093,491	$1,216,366	$1,075,627
9/30/20	$1,094,530	$1,216,624	$1,076,431
10/31/20	$1,094,156	$1,212,970	$1,075,565
11/30/20	$1,098,857	$1,231,274	$1,076,911
12/31/20	$1,102,356	$1,238,775	$1,077,872
1/31/21	$1,104,408	$1,246,669	$1,079,653
2/28/21	$1,100,266	$1,226,861	$1,079,297
3/31/21	$1,102,391	$1,234,427	$1,080,078
4/30/21	$1,105,881	$1,244,781	$1,080,822
5/31/21	$1,106,643	$1,248,495	$1,081,254
6/30/21	$1,106,222	$1,251,923	$1,081,198
7/31/21	$1,109,636	$1,262,306	$1,082,553
8/31/21	$1,109,104	$1,257,674	$1,082,331
9/30/21	$1,106,029	$1,248,597	$1,081,206
10/31/21	$1,104,146	$1,244,947	$1,080,972
11/30/21	$1,106,197	$1,255,545	$1,081,285
12/31/21	$1,105,045	$1,257,570	$1,081,195
1/31/22	$1,095,382	$1,223,147	$1,074,043
2/28/22	$1,092,433	$1,218,765	$1,072,664
3/31/22	$1,080,351	$1,179,256	$1,063,739
4/30/22	$1,071,022	$1,146,639	$1,059,451
5/31/22	$1,077,262	$1,163,672	$1,067,519
6/30/22	$1,073,314	$1,144,613	$1,067,828
7/31/22	$1,083,790	$1,174,856	$1,073,589
8/31/22	$1,074,962	$1,149,107	$1,065,090
9/30/22	$1,061,028	$1,105,003	$1,055,920
10/31/22	$1,058,845	$1,095,814	$1,057,283
11/30/22	$1,075,244	$1,147,069	$1,069,470
12/31/22	$1,078,974	$1,150,353	$1,068,941
1/31/23	$1,091,522	$1,183,397	$1,077,913
2/28/23	$1,082,023	$1,156,638	$1,068,801
3/31/23	$1,093,798	$1,182,301	$1,080,276
4/30/23	$1,093,551	$1,179,600	$1,077,147
5/31/23	$1,090,797	$1,169,378	$1,075,972
6/30/23	$1,096,273	$1,181,092	$1,081,095
7/31/23	$1,098,738	$1,185,764	$1,083,421
8/31/23	$1,098,758	$1,168,693	$1,084,594
9/30/23	$1,090,901	$1,134,441	$1,080,120
10/31/23	$1,090,957	$1,124,787	$1,083,095
11/30/23	$1,114,136	$1,196,190	$1,098,784
12/31/23	$1,126,676	$1,223,991	$1,105,203
1/31/24	$1,128,114	$1,217,740	$1,104,840
2/29/24	$1,129,762	$1,219,304	$1,106,543
3/31/24	$1,131,468	$1,219,266	$1,106,466
4/30/24	$1,127,712	$1,204,165	$1,106,601
5/31/24	$1,128,219	$1,200,633	$1,109,278
6/30/24	$1,137,915	$1,219,036	$1,115,549
7/31/24	$1,145,117	$1,230,147	$1,122,886
8/31/24	$1,154,000	$1,239,849	$1,130,246
9/30/24	$1,159,776	$1,252,103	$1,133,799
10/31/24	$1,153,250	$1,233,846	$1,130,965
11/30/24	$1,161,922	$1,255,160	$1,135,411
12/31/24	$1,158,046	$1,236,886	$1,135,141
1/31/25	$1,162,531	$1,243,085	$1,141,094
2/28/25	$1,169,777	$1,255,411	$1,145,883
3/31/25	$1,167,074	$1,234,135	$1,147,086

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	3.15%	1.79%	1.56%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg 1-Year Municipal Bond Index	3.67%	1.59%	1.38%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$420,360
# of Portfolio Holdings	192
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid During the Reporting Period	$733
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	17.0%
Electric Power & Light Revenue	9.9%
Ad Valorem Property Tax	9.1%
Local or Guaranteed Housing	7.7%
Industrial Revenue	7.6%
Port, Airport & Marina Revenue	6.1%
Natural Gas Revenue	5.3%
Highway Revenue Tolls	4.8%
Sales Tax Revenue	3.9%
General Fund	3.7%
College & University Revenue	3.1%
Miscellaneous Revenue	2.6%
Other Investments	15.2%
Short-Term Instruments	1.2%
Affiliated Investments	2.3%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PSDPX

PIMCO Short Duration Municipal Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS1917TSRAR_033125

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees has determined that Peter B. McCarthy, who serves on the Board’s Audit Committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. McCarthy is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a)	Fiscal Year Ended	Audit Fees
	March 31, 2025	$6,451,129
	March 31, 2024	$6,253,215

(b)	Fiscal Year Ended	Audit-Related Fees (1)
	March 31, 2025	$—
	March 31, 2024	$—

(c)	Fiscal Year Ended	Tax Fees
	March 31, 2025	$6,500
	March 31, 2024	$18,725

(d)	Fiscal Year Ended	All Other Fees (2)
	March 31, 2025	$—
	March 31, 2024	$—

“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Funds (the “Trust” or “Registrant”) annual financial statements or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

(1)	There were no “Audit-Related Fees” for the last two fiscal years.
(2)	There were no “All Other Fees” for the last two fiscal years.

(e)	Pre-approval policies and procedures

(1) The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

	Aggregate Non-Audit Fees Billed to Entity

Entity	March 31, 2025	March 31, 2024

PIMCO Funds	$6,500	$ 18,725
Pacific Investment Management Company LLC (“PIMCO”)	36,308,462	23,377,521

Totals	$36,314,962	$ 23,396,246

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is comprised of:

Michael J. Berchtold

Jennifer Holden Dunbar

Kym M. Hubbard

Gary F. Kennedy

Anne K. Kratky

Steven Lipiner

Peter B. McCarthy (Chair)

Ronald C. Parker

Item 6.	Investments.

The information required by this Item 6 is included as part of the annual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The following is a copy of the report(s) of the Funds’ Financial Statements and Financial Highlights.

●	Asset Allocation Funds
●	Tax-Efficient Strategy Funds
●	Municipal Value Funds
●	International Bond Funds

To be filed under the immediately following first companion submission on Form N-CSR:

●	Equity-Related Strategy Funds

To be filed under the immediately following second companion submission on Form N-CSR:

●	Bond Funds

To be filed under the immediately following third companion submission on Form N-CSR:

●	International Bond Portfolio (U.S. Dollar-Hedged)
●	PAPS Portfolio

To be filed under the immediately following fourth companion submission on Form N-CSR:

●	PAPS – All Asset Funds
●	Income Fund
●	Credit Bond Funds
●	Total Return Fund

To be filed under the immediately following fifth companion submission on Form N-CSR:

●	Short Duration Strategy Funds
●	Real Return Strategy Funds
●	TRENDS Managed Futures Strategy Fund

(b) Not applicable to the Registrant.

PIMCO FUNDS

Annual Financial and Other Information

March 31, 2025

Asset Allocation Funds

PIMCO All Asset Fund

PIMCO All Asset All Authority Fund

PIMCO Global Core Asset Allocation Fund

(1)	Consolidated Schedule of Investments

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Global Core Asset Allocation Fund (each, a “Fund” and collectively, the “Funds”).

The PIMCO All Asset Fund and PIMCO All Asset All Authority Fund are each “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund invest substantially all of their assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”). The cost of investing in the PIMCO All Asset Fund or PIMCO All Asset All Authority Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

The PIMCO Global Core Asset Allocation Fund may invest its assets in some or all of the Underlying PIMCO Funds, which, for PIMCO Global Core Asset Allocation Fund, is defined to include Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except other fund of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund. The PIMCO Global Core Asset Allocation Fund also may invest its respective assets in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively with the Underlying PIMCO Funds, “Acquired Funds”).

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

2	PIMCO ASSET ALLOCATION FUNDS

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Certain instruments in which a Fund may invest have historically referenced the London Interbank Offered Rate (“LIBOR”) to, among other things, determine payment obligations, financing terms, hedging strategies or investment value. LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. As of June 30, 2023, LIBOR was determined to be no longer representative but certain settings of LIBOR continued to be published synthetically until September 30, 2024. Publication of all LIBOR settings has since permanently ceased. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop (e.g., the Secured Overnight Financing Rate (SOFR) for USD-LIBOR). While the transition from LIBOR has been substantially completed, there remains residual risks associated with the transition that may impact markets or particular investments and, as such, the full impact of the transition on a Fund or the financial instruments in which a Fund invests cannot yet be fully determined. For example, so-called “tough legacy” contracts have LIBOR interest rate provisions with no fallback provisions contemplating the permanent discontinuation of LIBOR, fallback provisions which may have not effectively resulted in a transition away from LIBOR prior to LIBOR’s replacement date or otherwise have inadequate fallback provisions. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	3

Important Information About the Funds	(Cont.)

selected by the Board of Governors of the Federal Reserve System based on SOFR for tough legacy contracts governed by U.S. law. On February 27, 2023, the Federal Reserve System’s final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts. Certain of a Fund’s investments may have involved individual tough legacy contracts which may be subject to the Adjustable Interest Rate (LIBOR) Act or were subject to synthetic LIBOR and no assurances can be given that these measures will have had the intended effects.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO All Asset Fund	07/31/02	07/31/02	04/30/08	04/27/18	12/31/02	04/30/03	04/30/03	01/31/06	Diversified
PIMCO All Asset All Authority Fund	10/31/03	10/31/03	07/10/08	04/27/18	—	07/29/05	07/29/05	—	Diversified
PIMCO Global Core Asset Allocation Fund	10/29/08	10/29/08	10/29/08	—	—	10/29/08	10/29/08	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The

Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio

4	PIMCO ASSET ALLOCATION FUNDS

securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivative instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO All Asset Fund
Institutional Class

03/31/2025	$11.12	$0.67	$(0.07)	$0.60	$(0.68)	$0.00	$0.00	$(0.68)

03/31/2024	10.78	0.40	0.36	0.76	(0.42)	0.00	0.00	(0.42)

03/31/2023	12.34	0.69	(1.53)	(0.84)	(0.72)	0.00	0.00	(0.72)

03/31/2022	12.77	1.27	(0.43)	0.84	(1.27)	0.00	0.00	(1.27)

03/31/2021	9.94	0.84	2.80	3.64	(0.81)	0.00	0.00	(0.81)
I-2

03/31/2025	11.15	0.66	(0.07)	0.59	(0.67)	0.00	0.00	(0.67)

03/31/2024	10.81	0.39	0.36	0.75	(0.41)	0.00	0.00	(0.41)

03/31/2023	12.37	0.68	(1.53)	(0.85)	(0.71)	0.00	0.00	(0.71)

03/31/2022	12.80	1.26	(0.43)	0.83	(1.26)	0.00	0.00	(1.26)

03/31/2021	9.97	0.84	2.79	3.63	(0.80)	0.00	0.00	(0.80)
I-3

03/31/2025	11.17	0.63	(0.05)	0.58	(0.66)	0.00	0.00	(0.66)

03/31/2024	10.82	0.42	0.34	0.76	(0.41)	0.00	0.00	(0.41)

03/31/2023	12.38	0.67	(1.52)	(0.85)	(0.71)	0.00	0.00	(0.71)

03/31/2022	12.80	1.55	(0.72)	0.83	(1.25)	0.00	0.00	(1.25)

03/31/2021	9.97	1.07	2.55	3.62	(0.79)	0.00	0.00	(0.79)
Administrative Class

03/31/2025	11.15	0.65	(0.08)	0.57	(0.66)	0.00	0.00	(0.66)

03/31/2024	10.80	0.38	0.37	0.75	(0.40)	0.00	0.00	(0.40)

03/31/2023	12.37	0.66	(1.53)	(0.87)	(0.70)	0.00	0.00	(0.70)

03/31/2022	12.80	1.22	(0.41)	0.81	(1.24)	0.00	0.00	(1.24)

03/31/2021	9.97	0.81	2.80	3.61	(0.78)	0.00	0.00	(0.78)
Class A

03/31/2025	11.12	0.62	(0.08)	0.54	(0.63)	0.00	0.00	(0.63)

03/31/2024	10.78	0.35	0.37	0.72	(0.38)	0.00	0.00	(0.38)

03/31/2023	12.34	0.63	(1.52)	(0.89)	(0.67)	0.00	0.00	(0.67)

03/31/2022	12.78	1.22	(0.44)	0.78	(1.22)	0.00	0.00	(1.22)

03/31/2021	9.96	0.80	2.78	3.58	(0.76)	0.00	0.00	(0.76)
Class C

03/31/2025	11.07	0.53	(0.07)	0.46	(0.55)	0.00	0.00	(0.55)

03/31/2024	10.73	0.27	0.37	0.64	(0.30)	0.00	0.00	(0.30)

03/31/2023	12.29	0.55	(1.52)	(0.97)	(0.59)	0.00	0.00	(0.59)

03/31/2022	12.74	1.11	(0.43)	0.68	(1.13)	0.00	0.00	(1.13)

03/31/2021	9.91	0.52	2.95	3.47	(0.64)	0.00	0.00	(0.64)
Class R

03/31/2025	11.01	0.59	(0.07)	0.52	(0.61)	0.00	0.00	(0.61)

03/31/2024	10.68	0.33	0.35	0.68	(0.35)	0.00	0.00	(0.35)

03/31/2023	12.24	0.60	(1.51)	(0.91)	(0.65)	0.00	0.00	(0.65)

03/31/2022	12.68	1.17	(0.42)	0.75	(1.19)	0.00	0.00	(1.19)

03/31/2021	9.89	0.76	2.76	3.52	(0.73)	0.00	0.00	(0.73)

PIMCO All Asset All Authority Fund
Institutional Class

03/31/2025	$6.47	$0.20	$0.09	$0.29	$(0.20)	$0.00	$0.00	$(0.20)

03/31/2024	6.50	0.16	0.01	0.17	(0.20)	0.00	0.00	(0.20)

03/31/2023	7.90	0.51	(1.34)	(0.83)	(0.57)	0.00	0.00	(0.57)

03/31/2022	8.49	1.12	(0.58)	0.54	(1.13)	0.00	0.00	(1.13)

03/31/2021	6.66	0.71	1.75	2.46	(0.63)	0.00	0.00	(0.63)
I-2

03/31/2025	6.47	0.19	0.10	0.29	(0.19)	0.00	0.00	(0.19)

03/31/2024	6.51	0.15	0.00	0.15	(0.19)	0.00	0.00	(0.19)

03/31/2023	7.90	0.50	(1.33)	(0.83)	(0.56)	0.00	0.00	(0.56)

03/31/2022	8.50	1.13	(0.61)	0.52	(1.12)	0.00	0.00	(1.12)

03/31/2021	6.66	0.69	1.77	2.46	(0.62)	0.00	0.00	(0.62)

6	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short	Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$11.04	5.60%	$10,232,855	0.145%		0.225%		0.145%	0.225%	6.04%	40%

11.12	7.22	11,918,075	0.145		0.225		0.145	0.225	3.77	56

10.78	(6.68)	12,563,116	0.115		0.225		0.115	0.225	6.15	73

12.34	6.49	14,678,246	0.115		0.225		0.115	0.225	9.82	92

12.77	37.13	14,734,941	0.135		0.225		0.135	0.225	7.22	143

11.07	5.48	328,408	0.245		0.325		0.245	0.325	5.95	40

11.15	7.10	456,245	0.245		0.325		0.245	0.325	3.62	56

10.81	(6.76)	540,659	0.215		0.325		0.215	0.325	6.05	73

12.37	6.38	675,717	0.215		0.325		0.215	0.325	9.69	92

12.80	36.89	547,542	0.235		0.325		0.235	0.325	7.16	143

11.09	5.39	14,108	0.295		0.425		0.295	0.425	5.66	40

11.17	7.16	35,632	0.295		0.425		0.295	0.425	3.88	56

10.82	(6.80)	9,906	0.265		0.425		0.265	0.425	5.96	73

12.38	6.39	11,414	0.265		0.425		0.265	0.425	11.86	92

12.80	36.86	9,628	0.285		0.425		0.285	0.425	8.82	143

11.06	5.24	53,507	0.395		0.475		0.395	0.475	5.83	40

11.15	7.05	56,098	0.395		0.475		0.395	0.475	3.49	56

10.80	(6.97)	63,198	0.365		0.475		0.365	0.475	5.89	73

12.37	6.22	76,092	0.365		0.475		0.365	0.475	9.40	92

12.80	36.71	101,104	0.385		0.475		0.385	0.475	6.91	143

11.03	5.04	502,387	0.595		0.675		0.595	0.675	5.61	40

11.12	6.76	591,785	0.595		0.675		0.595	0.675	3.29	56

10.78	(7.09)	700,680	0.565		0.675		0.565	0.675	5.66	73

12.34	5.96	902,250	0.565		0.675		0.565	0.675	9.40	92

12.78	36.41	890,767	0.585		0.675		0.585	0.675	6.88	143

10.98	4.27	22,763	1.345		1.425		1.345	1.425	4.79	40

11.07	6.01	32,159	1.345		1.425		1.345	1.425	2.49	56

10.73	(7.80)	41,778	1.315		1.425		1.315	1.425	4.96	73

12.29	5.16	59,622	1.315		1.425		1.315	1.425	8.64	92

12.74	35.41	67,808	1.335		1.425		1.335	1.425	4.56	143

10.92	4.85	32,085	0.845		0.925		0.845	0.925	5.36	40

11.01	6.49	36,583	0.845		0.925		0.845	0.925	3.08	56

10.68	(7.36)	38,180	0.815		0.925		0.815	0.925	5.43	73

12.24	5.77	44,901	0.815		0.925		0.815	0.925	9.13	92

12.68	36.05	46,373	0.835		0.925		0.835	0.925	6.54	143

$6.56	4.50%	$685,228	2.76	%(g)	2.72	%(g)	0.29%	0.25%	3.02%	54%

6.47	2.60	1,072,118	2.92	(g)	2.92	(g)	0.28	0.28	2.45	67

6.50	(10.42)	1,503,547	1.74	(g)	1.78	(g)	0.21	0.25	7.44	103

7.90	6.09	2,363,703	0.54	(g)	0.58	(g)	0.21	0.25	13.08	108

8.49	37.48	2,289,116	0.73	(g)	0.76	(g)	0.23	0.26	9.12	159

6.57	4.55	101,255	2.86	(g)	2.82	(g)	0.39	0.35	2.96	54

6.47	2.34	130,447	3.02	(g)	3.02	(g)	0.38	0.38	2.43	67

6.51	(10.39)	170,079	1.84	(g)	1.88	(g)	0.31	0.35	7.18	103

7.90	5.86	278,555	0.64	(g)	0.68	(g)	0.31	0.35	13.22	108

8.50	37.51	289,056	0.83	(g)	0.86	(g)	0.33	0.36	8.83	159

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO All Asset All Authority Fund (Cont.)
I-3

03/31/2025	$6.47	$0.19	$0.10	$0.29	$(0.19)	$0.00	$0.00	$(0.19)

03/31/2024	6.51	0.14	0.01	0.15	(0.19)	0.00	0.00	(0.19)

03/31/2023	7.90	0.54	(1.37)	(0.83)	(0.56)	0.00	0.00	(0.56)

03/31/2022	8.50	1.17	(0.66)	0.51	(1.11)	0.00	0.00	(1.11)

03/31/2021	6.66	0.62	1.84	2.46	(0.62)	0.00	0.00	(0.62)
Class A

03/31/2025	6.46	0.17	0.10	0.27	(0.17)	0.00	0.00	(0.17)

03/31/2024	6.50	0.13	0.00	0.13	(0.17)	0.00	0.00	(0.17)

03/31/2023	7.90	0.48	(1.34)	(0.86)	(0.54)	0.00	0.00	(0.54)

03/31/2022	8.49	1.08	(0.58)	0.50	(1.09)	0.00	0.00	(1.09)

03/31/2021	6.66	0.73	1.70	2.43	(0.60)	0.00	0.00	(0.60)
Class C

03/31/2025	6.48	0.12	0.10	0.22	(0.12)	0.00	0.00	(0.12)

03/31/2024	6.52	0.08	0.00	0.08	(0.12)	0.00	0.00	(0.12)

03/31/2023	7.92	0.42	(1.33)	(0.91)	(0.49)	0.00	0.00	(0.49)

03/31/2022	8.51	1.00	(0.57)	0.43	(1.02)	0.00	0.00	(1.02)

03/31/2021	6.66	0.48	1.89	2.37	(0.52)	0.00	0.00	(0.52)

PIMCO Global Core Asset Allocation Fund (Consolidated)
Institutional Class

03/31/2025	$13.97	$0.48	$0.63	$1.11	$(0.22)	$0.00	$0.00	$(0.22)

03/31/2024	12.49	0.45	1.36	1.81	(0.33)	0.00	0.00	(0.33)

03/31/2023	13.84	0.30	(1.47)	(1.17)	(0.18)	0.00	0.00	(0.18)

03/31/2022	13.58	0.19	0.09	0.28	(0.01)	0.00	(0.01)	(0.02)

03/31/2021	10.80	0.14	3.85	3.99	(1.21)	0.00	0.00	(1.21)
I-2

03/31/2025	13.92	0.46	0.63	1.09	(0.20)	0.00	0.00	(0.20)

03/31/2024	12.46	0.43	1.35	1.78	(0.32)	0.00	0.00	(0.32)

03/31/2023	13.80	0.29	(1.46)	(1.17)	(0.17)	0.00	0.00	(0.17)

03/31/2022	13.55	0.17	0.10	0.27	(0.01)	0.00	(0.01)	(0.02)

03/31/2021	10.78	0.12	3.85	3.97	(1.20)	0.00	0.00	(1.20)
Class A

03/31/2025	13.74	0.40	0.63	1.03	(0.15)	0.00	0.00	(0.15)

03/31/2024	12.30	0.39	1.32	1.71	(0.27)	0.00	0.00	(0.27)

03/31/2023	13.63	0.24	(1.44)	(1.20)	(0.13)	0.00	0.00	(0.13)

03/31/2022	13.42	0.12	0.10	0.22	0.00	0.00	(0.01)	(0.01)

03/31/2021	10.70	0.06	3.82	3.88	(1.16)	0.00	0.00	(1.16)
Class C

03/31/2025	13.23	0.28	0.60	0.88	(0.07)	0.00	0.00	(0.07)

03/31/2024	11.86	0.28	1.28	1.56	(0.19)	0.00	0.00	(0.19)

03/31/2023	13.17	0.14	(1.38)	(1.24)	(0.07)	0.00	0.00	(0.07)

03/31/2022	13.06	0.01	0.10	0.11	0.00	0.00	0.00	0.00

03/31/2021	10.41	0.01	3.67	3.68	(1.03)	0.00	0.00	(1.03)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(f)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

(g)	Ratio of expenses to average net assets includes line of credit expenses.

8	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$6.57	4.50%	$1,169	2.91	%(g)	2.92	%(g)	0.44%		0.45%		2.93%	54%

6.47	2.29	1,511	3.07	(g)	3.12	(g)	0.43		0.48		2.25	67

6.51	(10.46)	2,307	1.49	(f)(g)	1.58	(f)(g)	0.36	(f)	0.45	(f)	7.54	103

7.90	5.81	13,919	0.69	(g)	0.78	(g)	0.36		0.45		13.72	108

8.50	37.46	11,581	0.88	(g)	0.96	(g)	0.38		0.46		7.70	159

6.56	4.21	201,976	3.21	(g)	3.17	(g)	0.74		0.70		2.62	54

6.46	2.00	249,885	3.37	(g)	3.37	(g)	0.73		0.73		2.07	67

6.50	(10.81)	308,294	2.19	(g)	2.23	(g)	0.66		0.70		6.95	103

7.90	5.65	422,624	0.99	(g)	1.03	(g)	0.66		0.70		12.65	108

8.49	36.95	465,005	1.18	(g)	1.21	(g)	0.68		0.71		9.24	159

6.58	3.40	8,659	3.96	(g)	3.92	(g)	1.49		1.45		1.83	54

6.48	1.23	12,899	4.12	(g)	4.12	(g)	1.48		1.48		1.20	67

6.52	(11.49)	19,998	2.89	(f)(g)	2.93	(f)(g)	1.41	(f)	1.45	(f)	5.98	103

7.92	4.84	38,642	1.74	(g)	1.78	(g)	1.41		1.45		11.68	108

8.51	35.91	64,967	1.93	(g)	1.96	(g)	1.43		1.46		6.18	159

$14.86	7.94%	$165,608	0.91%		1.01%		0.87%		0.97%		3.27%	615%

13.97	14.66	95,684	1.10		1.17		0.94		1.01		3.55	594

12.49	(8.42)	129,288	1.01		1.09		0.92		1.00		2.40	359

13.84	2.06	163,073	0.86		1.00		0.85		0.99		1.31	119

13.58	38.21	167,863	0.85		1.00		0.84		0.99		1.09	182

14.81	7.86	27,381	1.01		1.11		0.97		1.07		3.17	615

13.92	14.43	28,330	1.20		1.27		1.04		1.11		3.41	594

12.46	(8.46)	27,407	1.11		1.19		1.02		1.10		2.29	359

13.80	1.97	36,705	0.96		1.10		0.95		1.09		1.21	119

13.55	38.06	42,347	0.95		1.10		0.94		1.09		0.91	182

14.62	7.53	90,298	1.36		1.46		1.32		1.42		2.81	615

13.74	14.08	96,675	1.55		1.62		1.39		1.46		3.06	594

12.30	(8.80)	99,502	1.46		1.54		1.37		1.45		1.95	359

13.63	1.64	125,611	1.31		1.45		1.30		1.44		0.86	119

13.42	37.47	130,491	1.30		1.45		1.29		1.44		0.51	182

14.04	6.67	2,614	2.11		2.21		2.07		2.17		2.07	615

13.23	13.25	3,241	2.30		2.37		2.14		2.21		2.33	594

11.86	(9.45)	4,713	2.21		2.29		2.12		2.20		1.16	359

13.17	0.84	7,900	2.06		2.20		2.05		2.19		0.11	119

13.06	36.47	10,493	2.05		2.20		2.04		2.19		0.11	182

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	9

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund

Assets:

Investments, at value
Investments in securities	$1	$0
Investments in Affiliates	11,193,561	1,399,397
Receivable for investments in Affiliates sold	1,160	141
Receivable for Fund shares sold	3,651	208
Dividends receivable from Affiliates	21,592	3,553
Reimbursement receivable from PIMCO	764	0
Prepaid expenses	0	202
Total Assets	11,220,729	1,403,501

Liabilities:

Borrowings & Other Financing Transactions
Payable for line of credit	$0	$400,000
Payable for investments in Affiliates purchased	23,520	3,817
Payable for Fund shares redeemed	8,818	689
Accrued investment advisory fees	1,569	159
Accrued supervisory and administrative fees	566	82
Accrued distribution fees	31	5
Accrued servicing fees	112	42
Accrued reimbursement to PIMCO	0	20
Other liabilities	0	400
Total Liabilities	34,616	405,214

Commitments and Contingent Liabilities^

Net Assets	$11,186,113	$998,287

Net Assets Consist of:

Paid in capital	$14,776,244	$8,079,965
Distributable earnings (accumulated loss)	(3,590,131)	(7,081,678)

Net Assets	$11,186,113	$998,287

Cost of investments in Affiliates	$10,840,223	$1,342,925

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

10	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2025

	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund

Net Assets:

Institutional Class	$10,232,855	$685,228
I-2	328,408	101,255
I-3	14,108	1,169
Administrative Class	53,507	N/A
Class A	502,387	201,976
Class C	22,763	8,659
Class R	32,085	N/A

Shares Issued and Outstanding:

Institutional Class	927,256	104,389
I-2	29,677	15,414
I-3	1,272	178
Administrative Class	4,837	N/A
Class A	45,527	30,790
Class C	2,073	1,315
Class R	2,939	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$11.04	$6.56
I-2	11.07	6.57
I-3	11.09	6.57
Administrative Class	11.06	N/A
Class A	11.03	6.56
Class C	10.98	6.58
Class R	10.92	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	11

Consolidated Statement of Assets and Liabilities	PIMCO Global Core Asset Allocation Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$125,289
Investments in Affiliates	205,292
Financial Derivative Instruments
Exchange-traded or centrally cleared	663
Over the counter	7,873
Cash	251
Deposits with counterparty	4,820
Foreign currency, at value	1,575
Receivable for investments sold	42
Receivable for investments sold on a delayed-delivery basis	277
Receivable for TBA investments sold	68,781
Receivable for Fund shares sold	65
Interest and/or dividends receivable	346
Dividends receivable from Affiliates	825
Reimbursement receivable from PIMCO	47
Total Assets	416,146

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$10,597
Financial Derivative Instruments
Exchange-traded or centrally cleared	834
Over the counter	1,485
Payable for investments purchased	4,392
Payable for investments in Affiliates purchased	851
Payable for investments purchased on a delayed-delivery basis	6,232
Payable for TBA investments purchased	105,180
Deposits from counterparty	351
Payable for Fund shares redeemed	59
Accrued investment advisory fees	208
Accrued supervisory and administrative fees	29
Accrued distribution fees	2
Accrued servicing fees	19
Foreign capital gains tax payable	1
Other liabilities	5
Total Liabilities	130,245

Commitments and Contingent Liabilities^

Net Assets	$285,901

Net Assets Consist of:

Paid in capital	$346,054
Distributable earnings (accumulated loss)	(60,153)
Net Assets	$285,901

Cost of investments in securities	$126,387
Cost of investments in Affiliates	$205,169
Cost of foreign currency held	$1,586
Proceeds received on short sales	$10,482
Cost or premiums of financial derivative instruments, net	$6,291

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

12	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2025

Net Assets:

Institutional Class	$165,608
I-2	27,381
Class A	90,298
Class C	2,614

Shares Issued and Outstanding:

Institutional Class	11,144
I-2	1,849
Class A	6,177
Class C	186

Net Asset Value Per Share Outstanding(a):

Institutional Class	$14.86
I-2	14.81
Class A	14.62
Class C	14.04

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	13

Statements of Operations

Year Ended March 31, 2025
(Amounts in thousands†)	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund

Investment Income:

Interest	$11	$18
Dividends	4	1
Dividends from Investments in Affiliates	747,150	68,155
Total Income	747,165	68,174

Expenses:

Investment advisory fees	21,140	2,358
Supervisory and administrative fees	7,695	1,177
Distribution and/or servicing fees - Administrative Class	139	N/A
Distribution and/or servicing fees - Class A	1,370	558
Distribution and/or servicing fees - Class C	273	106
Distribution and/or servicing fees - Class R	169	N/A
Trustee fees	86	9
Interest expense	2	29,034
Miscellaneous expense	0	33
Total Expenses	30,874	33,275
Waiver and/or Reimbursement by PIMCO	(9,355)	446
Net Expenses	21,519	33,721

Net Investment Income (Loss)	725,646	34,453

Net Realized Gain (Loss):

Investments in Affiliates	(374,177)	(78,029)
Net capital gain distributions received from Affiliate investments	26,348	1,872

Net Realized Gain (Loss)	(347,829)	(76,157)

Net Change in Unrealized Appreciation (Depreciation):

Investments in Affiliates	262,849	91,695

Net Change in Unrealized Appreciation (Depreciation)	262,849	91,695

Net Increase (Decrease) in Net Assets Resulting from Operations	$640,666	$49,991

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Consolidated Statement of Operations	PIMCO Global Core Asset Allocation Fund

Year Ended March 31, 2025
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$5,807
Dividends, net of foreign taxes**	521
Dividends from Investments in Affiliates	5,868
Total Income	12,196

Expenses:

Investment advisory fees	2,663
Supervisory and administrative fees	385
Distribution and/or servicing fees - Class A	237
Distribution and/or servicing fees - Class C	28
Trustee fees	2
Interest expense	128
Miscellaneous expense	1
Total Expenses	3,444
Waiver and/or Reimbursement by PIMCO	(289)
Net Expenses	3,155

Net Investment Income (Loss)	9,041

Net Realized Gain (Loss):

Investments in securities, net of foreign capital gains tax***	18,536
Investments in Affiliates	(461)
Net capital gain distributions received from Affiliate investments	360
Exchange-traded or centrally cleared financial derivative instruments	9,357
Over the counter financial derivative instruments	(10,807)
Short sales	(49)
Foreign currency	69

Net Realized Gain (Loss)	17,005

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(1,682)
Investments in Affiliates	759
Exchange-traded or centrally cleared financial derivative instruments	(4,245)
Over the counter financial derivative instruments	1,730
Foreign currency assets and liabilities	2

Net Change in Unrealized Appreciation (Depreciation)	(3,436)

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,610

* Foreign tax withholdings - Interest	$9

** Foreign tax withholdings - Dividends	$1

*** Foreign capital gains tax	$11

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	15

Statements of Changes in Net Assets

	PIMCO All Asset Fund		PIMCO All Asset All Authority Fund

(Amounts in thousands†)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$725,646	$501,573	$34,453	$40,169
Net realized gain (loss)	(347,829)	(633,740)	(76,157)	(184,974)
Net change in unrealized appreciation (depreciation)	262,849	1,045,887	91,695	165,651

Net Increase (Decrease) in Net Assets Resulting from Operations	640,666	913,720	49,991	20,846

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(656,741)	(470,806)	(23,122)	(35,096)
I-2	(22,247)	(18,322)	(3,233)	(4,191)
I-3	(1,454)	(765)	(35)	(47)
Administrative Class	(3,224)	(2,099)	N/A	N/A
Class A	(30,528)	(21,879)	(5,499)	(6,780)
Class C	(1,296)	(941)	(176)	(255)
Class R	(1,824)	(1,211)	N/A	N/A

Tax basis return of capital
Institutional Class	0	0	0	(654)
I-2	0	0	0	(78)
I-3	0	0	0	(1)
Administrative Class	0	0	N/A	N/A
Class A	0	0	0	(142)
Class C	0	0	0	(8)
Class R	0	0	N/A	N/A

Total Distributions(a)	(717,314)	(516,023)	(32,065)	(47,252)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(1,863,816)	(1,228,637)	(486,499)	(510,959)

Total Increase (Decrease) in Net Assets	(1,940,464)	(830,940)	(468,573)	(537,365)

Net Assets:

Beginning of year	13,126,577	13,957,517	1,466,860	2,004,225
End of year	$11,186,113	$13,126,577	$998,287	$1,466,860

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

16	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Consolidated Statements of Changes in Net Assets	PIMCO Global Core Asset Allocation Fund

(Amounts in thousands†)	Year Ended March 31, 2025	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$9,041	$7,818
Net realized gain (loss)	17,005	20,200
Net change in unrealized appreciation (depreciation)	(3,436)	576

Net Increase (Decrease) in Net Assets Resulting from Operations	22,610	28,594

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(2,398)	(2,711)
I-2	(379)	(671)
Class A	(960)	(2,014)
Class C	(13)	(54)

Total Distributions(a)	(3,750)	(5,450)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	43,111	(60,124)

Total Increase (Decrease) in Net Assets	61,971	(36,980)

Net Assets:

Beginning of year	223,930	260,910
End of year	$285,901	$223,930

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	17

Statement of Cash Flows

Year Ended March 31, 2025
(Amounts in thousands†)	PIMCO All Asset All Authority Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$49,991

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(884,871)
Proceeds from sales of long-term securities	1,563,863
(Purchases) Proceeds from sales of short-term portfolio investments, net	5,596
(Increase) decrease in receivable for investments sold	619
(Increase) decrease in interest and/or dividends receivable	1
(Increase) decrease in dividends receivable from Affiliates	384
(Increase) decrease in Prepaid Expenses	137
(Increase) decrease in reimbursement receivable from PIMCO	(20)
Increase (decrease) in payable for investments purchased	(1,465)
Increase (decrease) in accrued investment advisory fees	(93)
Increase (decrease) in accrued supervisory and administrative fees	(37)
Increase (decrease) in accrued distribution fees	(3)
Increase (decrease) in accrued servicing fees	(14)
Increase (decrease) in other liabilities	20
Net Realized (Gain) Loss
Investments in Affiliates	78,029
Net capital gain distributions received from Affiliate investments	(1,872)
Net Change in Unrealized (Appreciation) Depreciation
Investments in Affiliates	(91,695)

Net Cash Provided by (Used for) Operating Activities	718,570

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	48,541
Payments on shares redeemed	(563,912)
Payments on line of credit	(200,000)
Cash distributions paid*	(3,199)

Net Cash Received from (Used for) Financing Activities	(718,570)

Cash and Foreign Currency:

Beginning of year	0
End of year	$0

* Reinvestment of distributions	$28,869

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the year	$28,878

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

18	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO All Asset Fund	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (b)	263	$1

Total Short-Term Instruments (Cost $0)		1

Total Investments in Securities (Cost $0)		1

INVESTMENTS IN AFFILIATES 100.1%

MUTUAL FUNDS (a) 99.5%

PIMCO All Asset: Multi-RAE PLUS Fund	202,345,272	2,061,898

PIMCO All Asset: Multi-Real Fund	196,572,437	1,794,706

PIMCO Emerging Markets Currency and Short-Term Investments Fund	53,607,776	385,440

PIMCO Emerging Markets Local Currency and Bond Fund	93,574,740	538,055

PIMCO Extended Duration Fund	11,305,239	151,490

	SHARES	MARKET VALUE (000S)

PIMCO High Yield Fund	45,674,765	$364,485

PIMCO High Yield Spectrum Fund	9,679,748	88,376

PIMCO Income Fund	13,342,461	142,764

PIMCO International Bond Fund (U.S. Dollar-Hedged)	46,107,619	454,160

PIMCO Investment Grade Credit Bond Fund	7,552,803	68,353

PIMCO Long Duration Total Return Fund	23,994,499	173,720

PIMCO Long-Term Real Return Fund	9,541,900	115,743

PIMCO Long-Term U.S. Government Fund	16,051,834	228,899

PIMCO Low Duration Fund	138,477,509	1,289,226

PIMCO RAE Emerging Markets Fund	33,398,779	347,681

PIMCO RAE Fundamental Advantage PLUS Fund	48,636,387	391,037

PIMCO RAE International Fund	15,171,052	121,065

PIMCO RAE PLUS EMG Fund	13,477,371	93,803

PIMCO RAE PLUS International Fund	12,501,970	92,515

PIMCO RAE U.S. Fund	9,121,614	119,949

PIMCO RAE U.S. Small Fund	10,691,951	111,624

	SHARES	MARKET VALUE (000S)

PIMCO RAE Worldwide Long/Short PLUS Fund	49,310,214	$398,426

PIMCO Real Return Fund	14,600,104	151,257

PIMCO RealEstateRealReturn Strategy Fund	5,974,815	159,109

PIMCO Total Return Fund	102,353,339	888,427

PIMCO TRENDS Managed Futures Strategy Fund	39,548,636	394,300

Total Mutual Funds (Cost $10,773,169)		11,126,508

SHORT-TERM INSTRUMENTS 0.6%

MUTUAL FUNDS 0.6%

PIMCO Government Money Market Fund
4.470 (a)(b)	67,053,577	67,053

Total Short-Term Instruments (Cost $67,054)		67,053

Total Investments in Affiliates (Cost $10,840,223)		11,193,561

Total Investments 100.1% (Cost $10,840,223)		$11,193,562

Other Assets and Liabilities, net (0.1)%		(7,449)

Net Assets 100.0%		$11,186,113

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Short-Term Instruments
Mutual Funds	$0	$1	$0	$1

	$0	$1	$0	$1

Investments in Affiliates, at Value
Mutual Funds	11,126,508	0	0	11,126,508
Short-Term Instruments
Mutual Funds	67,053	0	0	67,053

Investment in Affiliates, at Value	$11,193,561	$0	$0	$11,193,561

Total Investments	$11,193,561	$1	$0	$11,193,562

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	19

Schedule of Investments	PIMCO All Asset All Authority Fund	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (b)	30	$0

Total Short-Term Instruments (Cost $0)		0

Total Investments in Securities (Cost $0)		0

INVESTMENTS IN AFFILIATES 140.2%

MUTUAL FUNDS (a) 139.2%

PIMCO All Asset: Multi-Real Fund	7,705,907	70,355

PIMCO All Authority: Multi-RAE PLUS Fund	18,235,879	173,788

PIMCO CommodityRealReturn Strategy Fund®	782,242	11,327

PIMCO Emerging Markets Currency and Short-Term Investments Fund	5,301,791	38,120

PIMCO Emerging Markets Local Currency and Bond Fund	9,239,154	53,125

PIMCO Extended Duration Fund	1,195,644	16,022

PIMCO High Yield Fund	7,112,122	56,755

	SHARES	MARKET VALUE (000S)

PIMCO High Yield Spectrum Fund	1,307,398	$11,936

PIMCO Income Fund	1,044,892	11,180

PIMCO International Bond Fund (U.S. Dollar-Hedged)	8,623,891	84,945

PIMCO Investment Grade Credit Bond Fund	708,244	6,410

PIMCO Long Duration Total Return Fund	2,426,326	17,567

PIMCO Long-Term Credit Bond Fund	10,640	94

PIMCO Long-Term Real Return Fund	1,995,012	24,199

PIMCO Long-Term U.S. Government Fund	1,694,783	24,168

PIMCO Low Duration Credit Fund	1,262,462	11,375

PIMCO Low Duration Fund	30,164,601	280,832

PIMCO RAE Emerging Markets Fund	3,331,612	34,682

PIMCO RAE Fundamental Advantage PLUS Fund	5,409,984	43,496

PIMCO RAE International Fund	1,573,607	12,557

PIMCO RAE PLUS EMG Fund	1,243,724	8,656

PIMCO RAE PLUS International Fund	1,497,560	11,082

PIMCO RAE Worldwide Long/Short PLUS Fund	5,406,558	43,685

	SHARES	MARKET VALUE (000S)

PIMCO Real Return Fund	3,369,266	$34,906

PIMCO RealEstateRealReturn Strategy Fund	2,904,228	77,340

PIMCO Total Return Fund	20,349,718	176,636

PIMCO TRENDS Managed Futures Strategy Fund	5,436,715	54,204

Total Mutual Funds (Cost $1,332,969)		1,389,442

SHORT-TERM INSTRUMENTS 1.0%

MUTUAL FUNDS 1.0%

PIMCO Government Money Market Fund
4.470% (a)(b)	9,955,611	9,955

Total Short-Term Instruments (Cost $9,955)		9,955

Total Investments in Affiliates (Cost $1,342,925)		1,399,397

Total Investments 140.2% (Cost $1,342,925)		$1,399,397

Other Assets and Liabilities, net (40.2)%		(401,110)

Net Assets 100.0%		$998,287

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Affiliates, at Value
Mutual Funds	$1,389,442	$0	$0	$1,389,442
Short-Term Instruments
Mutual Funds	9,955	0	0	9,955

Total Investments	$1,399,397	$0	$0	$1,399,397

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

20	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 43.8%

CORPORATE BONDS & NOTES 0.2%

BANKING & FINANCE 0.0%

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2026 (a)	$16	$2

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 (a)	16	2

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 (a)	32	4

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 (a)	48	5

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 (a)	49	6

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 (a)	23	3

		22

INDUSTRIALS 0.2%

Claritev Corp. (6.500% Cash and 0.750% PIK)
7.250% due 03/31/2031 (a)	619	372

MPH Acquisition Holdings LLC
5.750% due 12/31/2030	72	52

MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK)
11.500% due 12/31/2030 (a)	110	95

		519

Total Corporate Bonds & Notes (Cost $830)		541

U.S. GOVERNMENT AGENCIES 18.6%

Fannie Mae
4.843% due 03/25/2049 ~	234	232
5.109% due 12/25/2047 •	404	405
5.129% due 01/25/2051 •	274	275
5.310% due 08/25/2054 •	79	79

Freddie Mac
5.013% due 07/15/2041 •	305	303
5.229% due 04/15/2049 - 12/15/2050 •	464	464
5.301% due 04/25/2055 •	1,400	1,402

Ginnie Mae
4.994% due 05/20/2074 •	131	131
5.194% due 05/20/2074 •	168	169
5.244% due 09/20/2071 •	2,099	2,108
5.461% due 08/20/2068 •	335	335

Uniform Mortgage-Backed Security, TBA
2.000% due 05/01/2055	2,100	1,669
2.500% due 05/01/2055	2,600	2,162
3.000% due 04/01/2055 - 05/01/2055	16,100	13,955
3.500% due 05/01/2055	800	721
4.500% due 05/01/2055	100	96
5.000% due 04/01/2055	4,500	4,411
5.500% due 05/01/2055	1,000	998
6.000% due 06/01/2055	9,900	10,036
6.500% due 06/01/2055	12,900	13,280

Total U.S. Government Agencies (Cost $53,016)		53,231

U.S. TREASURY OBLIGATIONS 4.3%

U.S. Treasury Bonds
1.375% due 11/15/2040 (k)	2,700	1,756
4.000% due 11/15/2042 (k)	2,050	1,913
4.000% due 11/15/2052 (k)	1,550	1,398
4.625% due 02/15/2055 (k)	800	806

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Treasury Inflation Protected Securities (e)
1.500% due 02/15/2053 (k)	$2,351	$1,958
1.750% due 01/15/2034 (i)(k)	3,100	3,095

U.S. Treasury Notes
4.625% due 02/15/2035	1,470	1,519

Total U.S. Treasury Obligations (Cost $13,669)		12,445

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.3%

Alliance Bancorp Trust
4.915% due 07/25/2037 •	170	149

Bear Stearns Adjustable Rate Mortgage Trust
4.445% due 07/25/2036 ~	39	33
4.526% due 02/25/2036 •	26	24
5.260% due 08/25/2033 •	26	24

Countrywide Alternative Loan Trust
4.735% due 07/25/2035 •	275	209
4.755% due 09/25/2047 •	64	59
5.635% due 02/25/2036 ~	79	71

Countrywide Home Loan Mortgage Pass-Through Trust
4.353% due 09/20/2036 •	43	37
5.075% due 03/25/2035 ~	34	33
6.000% due 04/25/2036	145	71

Impac CMB Trust
5.055% due 04/25/2035 •	53	52
5.080% due 04/25/2035 •	69	66

Residential Accredit Loans, Inc. Trust
6.000% due 12/25/2036	36	30

Structured Adjustable Rate Mortgage Loan Trust
3.979% due 01/25/2035 ~	1	1

Structured Asset Mortgage Investments Trust
4.931% due 07/19/2035 •	7	7
4.931% due 07/19/2035 ~	2	2

Towd Point Mortgage Trust
4.116% due 04/25/2055 ~	5,000	4,831

WaMu Mortgage Pass-Through Certificates Trust
5.095% due 01/25/2045 ~	917	897

Total Non-Agency Mortgage-Backed Securities (Cost $6,673)		6,596

ASSET-BACKED SECURITIES 9.8%

AUTOMOBILE SEQUENTIAL 1.0%

Carvana Auto Receivables Trust
5.900% due 08/10/2027	100	100
6.160% due 09/10/2029	1,911	1,986

OneMain Direct Auto Receivables Trust
5.410% due 11/14/2029	306	310

Oscar U.S. Funding LLC
5.810% due 12/10/2027	340	343

SCCU Auto Receivables Trust
5.700% due 10/16/2028	180	182

		2,921

HOME EQUITY OTHER 3.2%

Aames Mortgage Investment Trust
4.915% due 04/25/2036 •	72	67

ACE Securities Corp. Home Equity Loan Trust
4.915% due 06/25/2036 •	108	79
5.335% due 08/25/2035 ~	106	105

Argent Mortgage Loan Trust
4.915% due 05/25/2035 •	279	248

Argent Securities Trust
4.735% due 07/25/2036 •	218	194

Countrywide Asset-Backed Certificates Trust
4.715% due 05/25/2035 ~	20	20
4.935% due 03/25/2037 •	231	220

First NLC Trust
5.215% due 02/25/2036 •	900	884

Fremont Home Loan Trust
4.705% due 10/25/2036 •	392	354

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Long Beach Mortgage Loan Trust
4.755% due 09/25/2036 •		$1,545	$415
4.995% due 09/25/2034 •		93	93
5.035% due 01/25/2036 •		989	908

Morgan Stanley Home Equity Loan Trust
5.500% due 05/25/2035 •		1,921	1,769

NovaStar Mortgage Funding Trust
5.095% due 01/25/2036 •		44	43

Popular ABS Mortgage Pass-Through Trust
4.930% due 07/25/2036 •		76	72

Residential Asset Mortgage Products Trust
4.945% due 03/25/2036 •		445	437

Structured Asset Investment Loan Trust
5.155% due 07/25/2035 •		207	198

Structured Asset Securities Corp. Mortgage Loan Trust
5.005% due 10/25/2036 •		41	41
5.230% due 02/25/2036 ~		100	98

Washington Mutual Asset-Backed Certificates Trust
4.875% due 02/25/2037 ~		8,795	2,765

			9,010

HOME EQUITY SEQUENTIAL 1.9%

Chase Funding Trust
4.866% due 11/25/2034 þ		5,485	5,391

MANUFACTURING HOUSE ABS OTHER 0.1%

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~		366	344

WHOLE LOAN COLLATERAL 0.8%

Bear Stearns Asset-Backed Securities Trust
5.635% due 06/25/2036 •		1,140	1,145

Citigroup Mortgage Loan Trust
4.870% due 11/25/2036 •		283	281

First Franklin Mortgage Loan Trust
5.140% due 11/25/2036 •		839	815

			2,241

OTHER ABS 2.8%

522 Funding CLO Ltd.
5.595% due 10/20/2031 •		253	253

Carlyle Global Market Strategies CLO Ltd.
5.530% due 08/14/2030 •		9	9

Catamaran CLO Ltd.
5.652% due 04/22/2030 •		115	115

CIFC Funding Ltd.
5.508% due 10/24/2030 ~		161	161

College Avenue Student Loans LLC
3.280% due 12/28/2048		67	64

Dryden Senior Loan Fund
5.553% due 01/17/2033 •		300	300

Elevation CLO Ltd.
5.512% due 10/25/2030 •		46	46

Gallatin CLO Ltd.
5.654% due 07/15/2031 •		229	229

KKR CLO Ltd.
5.495% due 07/18/2030 •		52	52

Madison Park Funding Ltd.
5.545% due 04/20/2032 •		234	234

Navient Private Education Refi Loan Trust
2.600% due 08/15/2068		601	578
6.034% due 11/15/2068 •		166	168

OCP Euro CLO DAC
3.584% due 09/22/2034 •	EUR	433	468

OZLM Ltd.
5.493% due 10/20/2031 ~		$311	311
5.715% due 07/20/2032 •		310	310

Rad CLO Ltd.
5.678% due 07/24/2032 •		435	436

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	21

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Saranac CLO Ltd.
5.699% due 08/13/2031 ~		$150	$150

Segovia European CLO DAC
3.624% due 07/20/2032 •	EUR	272	295

SMB Private Education Loan Trust
1.290% due 07/15/2053		$279	262
5.500% due 06/17/2052		1,798	1,836
6.149% due 10/16/2056 •		551	562

Sound Point CLO Ltd.
5.542% due 07/25/2030 •		27	27
5.765% due 07/20/2032 •		478	479

TCI-Symphony CLO Ltd.
5.571% due 10/13/2032 •		314	314

Venture CLO Ltd.
5.545% due 07/20/2030 ~		168	168

Vibrant CLO Ltd.
5.675% due 07/20/2032 •		226	227

Voya CLO Ltd.
5.564% due 10/15/2030 •		68	68

			8,122

Total Asset-Backed Securities (Cost $27,721)			28,029

SOVEREIGN ISSUES 5.4%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (d)	BRL	31,500	5,151

Egypt Government International Bond
21.954% due 03/04/2028	EGP	12,100	245

France Government International Bond
3.250% due 05/25/2055	EUR	600	556

Mexico Government International Bond
4.000% due 11/30/2028 (e)	MXN	482	23
4.000% due 08/24/2034 (e)		132	6
8.500% due 03/01/2029		44,000	2,127

Peru Government International Bond
5.400% due 08/12/2034	PEN	3,100	770

Province of Quebec
3.600% due 09/01/2033	CAD	5,600	3,934

Republic of South Africa Government International Bond
8.875% due 02/28/2035	ZAR	17,600	859

Spain Government International Bond
0.700% due 04/30/2032	EUR	1,800	1,667

Total Sovereign Issues (Cost $15,362)			15,338

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 2.6%

INFORMATION TECHNOLOGY 1.7%

Apple, Inc.	3,006	$668

Arista Networks, Inc. (b)	2,100	163

ASML Holding NV	219	145

Broadcom, Inc.	3,825	640

Dell Technologies, Inc. ‘C’	1,150	105

Marvell Technology, Inc.	2,150	132

NVIDIA Corp.	24,603	2,667

Taiwan Semiconductor Manufacturing Co. Ltd. SP - ADR	1,188	197

		4,717

UTILITIES 0.9%

AES Corp.	32,200	400

American Electric Power Co., Inc.	3,600	393

Constellation Energy Corp.	1,200	242

NRG Energy, Inc.	6,900	659

Southern Co.	6,400	588

Vistra Corp.	3,600	423

		2,705

Total Common Stocks (Cost $7,429)		7,422

	SHARES
SHORT-TERM INSTRUMENTS 0.6%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (g)	572,038	572

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.4%
4.293% due 04/15/2025 - 06/26/2025 (c)(d)(k)	$1,124	1,115

Total Short-Term Instruments (Cost $1,687)		1,687

Total Investments in Securities (Cost $126,387)		125,289

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 71.8%

MUTUAL FUNDS (f) 41.6%

PIMCO Income Fund	2,811,604	$30,084

PIMCO International Bond Fund (U.S. Dollar-Hedged)	5,982,022	58,923

PIMCO Total Return Fund	3,456,133	29,999

Total Mutual Funds (Cost $119,051)		119,006

SHORT-TERM INSTRUMENTS 30.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 30.2%

PIMCO Short Asset Portfolio	6,549,451	64,119

PIMCO Short-Term Floating NAV Portfolio III	2,277,267	22,167

Total Short-Term Instruments (Cost $86,118)		86,286

Total Investments in Affiliates (Cost $205,169)		205,292

Total Investments 115.6% (Cost $331,556)		$330,581

Financial Derivative Instruments (h)(j) 2.2% (Cost or Premiums, net $6,291)		6,217

Other Assets and Liabilities, net (17.8)%		(50,897)

Net Assets 100.0%		$285,901

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Institutional Class Shares of each Fund.
(g)	Coupon represents a 7-Day Yield.

22	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2025

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	04/01/2055	$8,100	$(6,369)	$(6,439)
Uniform Mortgage-Backed Security, TBA	2.500	04/01/2055	5,000	(4,113)	(4,158)

Total Short Sales (3.7)%				$(10,482)	$(10,597)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(122) at a weighted average interest rate of 4.840%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Aluminum July Futures	07/2025	1	$63	$(2)	$0	$0
Aluminum May Futures	05/2025	3	190	(9)	0	0
Arabica Coffee September Futures	09/2025	2	278	(6)	0	(1)
Australia Government 3-Year Bond June Futures	06/2025	34	2,263	4	7	0
Brent Crude December Futures	10/2025	8	569	18	12	0
Canada Government 5-Year Bond June Futures	06/2025	47	3,786	35	4	0
Canada Government 10-Year Bond June Futures	06/2025	8	690	11	1	0
Cocoa July Futures	07/2025	2	158	(5)	0	(3)
Cocoa September Futures	09/2025	1	78	(5)	0	(1)
Corn September Futures	09/2025	1	22	(2)	0	0
Euro-BOBL June Futures	06/2025	35	4,458	(40)	11	(1)
Euro-BTP June Futures	06/2025	27	3,431	(59)	9	(4)
Euro-Oat June Futures	06/2025	20	2,653	(54)	9	(4)
Euro-Schatz June Futures	06/2025	4	463	0	0	0
FTSE 100 Index June Futures	06/2025	1	111	(1)	0	(1)
Gas Oil September Futures	09/2025	3	201	(8)	4	0
Gold 100 oz. June Futures	06/2025	3	945	53	11	0
Iron Ore July Futures	07/2025	43	426	2	0	(6)
Lead May Futures	05/2025	11	551	(15)	0	0
Live Cattle June Futures	06/2025	6	489	26	0	(3)
Long Gilt June Futures	06/2025	12	1,421	(14)	15	0
Natural Gas September Futures	08/2025	14	631	7	11	0
Nickel July Futures	07/2025	1	96	(2)	3	0
Nickel May Futures	05/2025	6	570	(1)	0	0
OMX Stockholm 30 Index April Futures	04/2025	34	837	(1)	0	(1)
RBOB Gasoline September Futures	08/2025	1	92	3	2	0
Silver July Futures	07/2025	3	524	11	0	(3)
Soybean July Futures	07/2025	7	360	1	0	(3)
Soybean Meal July Futures	07/2025	34	1,018	(24)	0	(5)
Sugar No. 11 October Futures	09/2025	14	295	(2)	0	(1)
Topix Index Futures June Futures	06/2025	6	1,065	(5)	0	(48)
U.S. Treasury Long-Term Bond June Futures	06/2025	37	4,339	41	7	0
WTI Crude September Futures	08/2025	5	345	(4)	9	0
Zinc July Futures	07/2025	1	71	(3)	1	(1)
Zinc May Futures	05/2025	7	499	(10)	0	0

				$(60)	$116	$(86)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Aluminum July Futures	07/2025	1	$(63)	$3	$0	$0
Aluminum May Futures	05/2025	3	(190)	9	0	0
Arabica Coffee July Futures	07/2025	1	(141)	0	1	0
Australia Government 10-Year Bond June Futures	06/2025	49	(3,449)	(3)	0	(33)
Copper July Futures	07/2025	9	(684)	9	13	0
Corn July Futures	07/2025	47	(1,089)	14	0	(8)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	23

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Cotton No. 2 December Futures	12/2025	19	$(664)	$(8)	$2	$0
Euro-Bund June Futures	06/2025	28	(3,901)	80	0	(15)
Hard Red Winter Wheat July Futures	07/2025	7	(200)	7	0	(1)
Hard Red Winter Wheat September Futures	09/2025	10	(293)	21	0	(2)
Japan Government 10-Year Bond June Futures	06/2025	9	(8,305)	(21)	0	(61)
Lead May Futures	05/2025	11	(551)	(8)	0	0
Lean Hogs June Futures	06/2025	10	(381)	28	2	0
Mini MSCI Emerging Markets Index June Futures	06/2025	8	(444)	13	1	0
Natural Gas July Futures	06/2025	11	(492)	19	0	(8)
New York Harbor September Futures	08/2025	1	(95)	(5)	0	(2)
Nickel July Futures	07/2025	3	(287)	7	0	0
Nickel May Futures	05/2025	6	(570)	4	0	0
Platinum July Futures	07/2025	4	(206)	(6)	0	(6)
Soybean Meal December Futures	12/2025	12	(369)	12	3	0
Soybean November Futures	11/2025	11	(561)	5	5	0
Soybean Oil December Futures	12/2025	11	(301)	(12)	1	0
Soybean Oil July Futures	07/2025	4	(109)	(5)	1	0
SPI 200 Index June Futures	06/2025	4	(492)	1	9	0
STOXX Europe 600 Price Index June Futures	06/2025	20	(572)	14	13	0
Sugar No. 11 July Futures	06/2025	9	(188)	1	1	0
U.S. Treasury 2-Year Note June Futures	06/2025	97	(20,096)	(96)	1	0
U.S. Treasury 5-Year Note June Futures	06/2025	12	(1,298)	(13)	0	0
U.S. Treasury 10-Year Note June Futures	06/2025	13	(1,446)	(17)	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	12	(1,370)	(16)	0	(1)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	59	(7,213)	(45)	0	(26)
Wheat July Futures	07/2025	14	(385)	12	0	(5)
Wheat September Futures	09/2025	8	(227)	19	0	(3)
Zinc July Futures	07/2025	3	(214)	0	0	0
Zinc May Futures	05/2025	7	(499)	(2)	0	0

				$21	$53	$(171)

Total Futures Contracts				$(39)	$169	$(257)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2025	0.436%	$ 500	$20	$(14)	$6	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-43 5-Year Index	(1.000)%	Quarterly	12/20/2029	$	6,900	$153	$(20)	$133	$0	$0
CDX.IG-43 10-Year Index	(1.000)	Quarterly	12/20/2034		1,200	(9)	6	(3)	0	0
CDX.IG-44 10-Year Index	(1.000)	Quarterly	06/20/2035		6,100	(12)	11	(1)	0	(1)
iTraxx Crossover 43 5-Year Index	(5.000)	Quarterly	06/20/2030	EUR	90	(8)	0	(8)	1	0

						$124	$(3)	$121	$1	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
CDX.IG-44 5-Year Index	1.000%	Quarterly	06/20/2030	$		2,500	$46	$0	$46	$0	$0
iTraxx Main 43 5-Year Index	1.000	Quarterly	06/20/2030		EUR	200	4	0	4	0	0

							$50	$0	$50	$0	$0

24	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2025

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.400%	Annual	02/10/2026	GBP	9,300	$47	$(32)	$15	$2	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2027		3,200	22	2	24	0	(3)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030		5,900	(161)	(14)	(175)	26	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		95	(1)	3	2	1	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		300	19	2	21	0	(3)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		1,000	120	26	146	0	(16)
Receive	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	09/17/2030	INR	205,990	(6)	(5)	(11)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	121,000	(6)	(6)	(12)	1	0
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2027		510,000	7	0	7	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	09/18/2029		740,000	21	60	81	0	(16)
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2030		440,000	(11)	1	(10)	11	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		590,000	(260)	(16)	(276)	19	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		670,000	(102)	11	(91)	32	0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		480,000	35	(11)	24	0	(24)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.300	Annual	12/18/2044		260,000	(91)	(44)	(135)	17	0
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		150,000	(4)	10	6	13	0
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	09/17/2030	SGD	200	(2)	1	(1)	0	0
Receive	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	09/17/2030	THB	78,000	(25)	(25)	(50)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	$	19,700	115	90	205	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		15,600	(166)	174	8	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/11/2026		29,700	37	(41)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2026		11,900	58	(57)	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	04/02/2026		17,600	(171)	(182)	(353)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		15,500	48	42	90	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		7,600	(42)	60	18	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		18,600	(48)	5	(43)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		4,700	(62)	(5)	(67)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2027		4,600	44	(11)	33	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		1,526	(3)	9	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		5,100	0	25	25	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		1,700	(7)	(36)	(43)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.150	Annual	11/30/2028		7,800	(3)	(123)	(126)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		1,900	(27)	24	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029		837	(2)	12	10	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		200	18	2	20	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		17,200	135	(52)	83	0	(12)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	08/31/2029		3,800	(54)	(19)	(73)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		23,900	(31)	86	55	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		4,314	3	(14)	(11)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		600	(2)	(2)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		5,400	202	(39)	163	0	(5)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		1,300	30	(8)	22	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		705	(2)	3	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		3,900	0	44	44	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		2,500	56	(44)	12	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		30,500	(7)	56	49	56	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031		2,320	(43)	(16)	(59)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		900	10	83	93	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,600	282	103	385	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		200	13	0	13	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		2,771	(11)	1	(10)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		1,600	(6)	6	0	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		2,122	(8)	24	16	6	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		793	(3)	26	23	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		851	(3)	29	26	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		567	(2)	19	17	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		570	(2)	18	16	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		459	(2)	17	15	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		328	(1)	17	16	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		700	(3)	(23)	(26)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		656	(3)	(11)	(14)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		2,090	(78)	36	(42)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		10,090	611	(404)	207	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		803	(4)	11	7	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034		225	(1)	(1)	(2)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		449	(2)	(1)	(3)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034		168	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		400	7	13	20	0	(1)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	25

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.860%	Annual	02/21/2034	$	1,396	$(6)	$18	$12	$4	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034		840	(3)	1	(2)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034		1,300	53	(3)	50	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		839	(3)	4	1	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034		559	(2)	3	1	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034		838	(3)	8	5	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		820	(2)	17	15	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		838	(2)	20	18	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		17,946	408	(251)	157	0	(52)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		1,500	(5)	(1)	(6)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		510	(2)	12	10	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		510	(2)	12	10	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		1,500	(5)	40	35	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		508	(2)	15	13	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		508	(2)	14	12	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		281	(1)	14	13	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		734	(3)	36	33	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		1,015	(4)	52	48	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034		1,200	31	3	34	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034		1,000	(3)	(23)	(26)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034		1,000	(4)	(19)	(23)	3	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.864	Annual	11/15/2034		1,300	0	(13)	(13)	0	(4)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.867	Annual	11/15/2034		2,800	0	(28)	(28)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		3,900	34	(23)	11	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.901	Annual	02/15/2035		1,454	0	(17)	(17)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		700	137	126	263	0	(4)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/15/2052		4,260	(81)	(44)	(125)	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		3,300	270	394	664	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		167	(1)	1	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		1,900	125	68	193	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		8,500	16	(566)	(550)	63	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		2,672	141	8	149	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.866	Annual	02/15/2055		730	0	(9)	(9)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		1,900	242	(57)	185	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		400	(39)	0	(39)	3	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.427	Annual	03/20/2055		8,900	(12)	6	(6)	0	(18)
Pay	1-Year BRL-CDI	9.955	Maturity	01/02/2029	BRL	3,200	(19)	(46)	(65)	1	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2029		5,321	0	(50)	(50)	2	0
Receive	1-Year BRL-CDI	12.380	Maturity	01/02/2029		5,600	0	45	45	0	(2)
Pay	1-Year BRL-CDI	14.880	Maturity	01/02/2029		8,300	0	10	10	3	0
Receive(6)	3-Month CNY-CNREPOFIX	1.500	Quarterly	09/17/2030	CNY	41,140	46	(24)	22	0	0
Pay	3-Month COP-IBR Compounded-OIS	7.765	Quarterly	11/13/2029	COP	12,616,100	(5)	(96)	(101)	6	0
Receive	3-Month COP-IBR Compounded-OIS	8.620	Quarterly	01/23/2030		13,475,900	(13)	18	5	0	(8)
Receive	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	1,376	(31)	(12)	(43)	0	(2)
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		305	0	(11)	(11)	0	(1)
Receive	3-Month EUR-EURIBOR	2.700	Annual	08/13/2029		4,070	(124)	2	(122)	0	(7)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		3,540	56	43	99	14	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		170	0	(2)	(2)	0	(1)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		170	(1)	(1)	(2)	0	(1)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		3,500	(13)	104	91	0	(14)
Receive	3-Month ILS-TELBOR	3.930	Annual	03/21/2029	ILS	34,100	75	(20)	55	0	(13)
Receive	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2030	KRW	3,075,650	7	(2)	5	0	(8)
Pay	3-Month ZAR-JIBAR	8.750	Quarterly	03/20/2029	ZAR	34,500	61	15	76	4	0
Pay	3-Month ZAR-JIBAR	8.649	Quarterly	04/03/2029		1,400	3	0	3	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	AUD	7,100	52	37	89	33	0
Receive	6-Month CLP-CHILIBOR	5.070	Semi-Annual	03/04/2026	CLP	3,600,000	0	(4)	(4)	0	(1)
Pay	6-Month CLP-CHILIBOR	5.025	Semi-Annual	03/18/2026		3,600,000	0	2	2	1	0
Pay	6-Month CLP-CHILIBOR	4.390	Semi-Annual	10/01/2029		326,500	(1)	(10)	(11)	0	0
Pay	6-Month CLP-CHILIBOR	5.365	Semi-Annual	01/23/2030		1,344,000	0	19	19	2	0
Pay	6-Month CLP-CHILIBOR	5.455	Semi-Annual	01/27/2030		1,109,400	0	21	21	1	0
Receive	6-Month CZK-PRIBOR	5.225	Annual	07/29/2027	CZK	60	0	0	0	0	0
Pay	6-Month CZK-PRIBOR	3.534	Annual	03/21/2029		114,600	(8)	10	2	12	0
Receive(6)	6-Month EUR-EURIBOR	2.000	Annual	09/17/2027	EUR	2,900	20	(10)	10	0	(2)
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		268	(1)	12	11	0	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		312	(1)	(11)	(12)	0	0
Pay	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		2,107	46	1	47	3	0
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		253	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		169	0	(3)	(3)	0	0
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		4,700	75	(35)	40	0	(10)
Pay	6-Month EUR-EURIBOR	0.081	Annual	02/15/2031		8,700	(891)	(357)	(1,248)	20	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		160	(1)	13	12	1	0

26	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month EUR-EURIBOR	3.280%	Annual	11/22/2033	EUR	80	$0	$(5)	$(5)	$0	$0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		84	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		110	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		151	(1)	(4)	(5)	0	(1)
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		493	(2)	(14)	(16)	0	(2)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		337	(1)	(8)	(9)	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		197	(1)	(4)	(5)	0	(1)
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		197	(1)	0	(1)	0	(1)
Receive	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		660	(25)	16	(9)	0	(3)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		8,230	(352)	22	(330)	35	0
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		5,860	446	32	478	0	(46)
Pay	6-Month HUF-BBR	6.200	Annual	03/20/2029	HUF	817,500	(19)	(17)	(36)	0	(7)
Receive	6-Month PLN-WIBOR	5.020	Annual	03/21/2029	PLN	34,300	(36)	(84)	(120)	0	(22)
Pay	28-Day MXN-TIIE	8.835	Lunar	12/23/2025	MXN	13,700	0	1	1	0	0
Pay(6)	28-Day MXN-TIIE	8.835	Lunar	03/13/2029		13,700	(5)	18	13	0	0
Pay	28-Day MXN-TIIE	9.050	Lunar	12/12/2029		129,700	63	195	258	0	(2)
Receive	CAONREPO	3.500	Semi-Annual	12/18/2026	CAD	2,100	(25)	(5)	(30)	0	(2)
Receive	CAONREPO	3.500	Semi-Annual	06/19/2029		3,100	2	(102)	(100)	0	(3)
Receive	CAONREPO	3.250	Semi-Annual	12/18/2029		4,400	(92)	(26)	(118)	0	(5)
Receive	CAONREPO	2.750	Semi-Annual	03/19/2035		4,900	137	(147)	(10)	0	(13)
Pay(6)	CAONREPO	3.250	Semi-Annual	06/18/2035		2,800	63	25	88	8	0
Pay	CAONREPO	2.250	Semi-Annual	09/21/2052		900	(144)	64	(80)	6	0
Receive(6)	CAONREPO	3.250	Semi-Annual	06/18/2055		600	(19)	(11)	(30)	0	(5)

							$1,061	$(683)	$378	$490	$(576)

Total Swap Agreements							$1,255	$(700)	$555	$491	$(577)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$172	$491	$663	$0	$(257)	$(577)	$(834)

(i)	Securities with an aggregate market value of $992 and cash of $4,820 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $3 for closed futures is outstanding at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	27

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	(Cont.)

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	AUD	2,104		$1,331	$16	$0
	04/2025	JPY	14,050		93	0	(1)
	04/2025	SGD	839		628	3	0
	04/2025		$41	JPY	6,155	0	0
	05/2025	CNH	1,475		$201	0	(2)
	05/2025		$1,331	AUD	2,104	0	(16)
	05/2025		799	CNH	5,783	0	(1)
	05/2025		93	JPY	14,003	1	0
	05/2025		628	SGD	838	0	(3)
	06/2025	CNH	4,811		$659	0	(7)
	06/2025		$34	CNH	244	0	0
	07/2025	CNH	2,878		$399	1	0
	08/2025		2,878		399	0	(1)

BOA	04/2025	COP	207,353		50	1	0
	04/2025	CZK	1,535		63	0	(4)
	04/2025	IDR	14,058,554		850	5	0
	04/2025		$146	EUR	139	4	0
	04/2025		800	IDR	13,237,249	0	(5)
	04/2025		465	JPY	69,800	0	0
	04/2025		192	NOK	2,150	12	0
	04/2025		499	SEK	5,320	30	0
	05/2025	CNH	1,442		$197	0	(2)
	05/2025	HKD	25,211		3,245	1	0
	05/2025	IDR	818,360		49	0	0
	05/2025		$49	INR	4,218	0	0
	06/2025	CNH	1,416		$195	0	(1)
	06/2025		$17	CNH	120	0	0
	08/2025	CNH	13,069		$1,827	11	0
	08/2025	TWD	14		0	0	0

BPS	04/2025	BRL	18,101		3,141	0	(32)
	04/2025	CAD	356		250	2	0
	04/2025	COP	1,367,713		328	2	0
	04/2025	CZK	21,322		877	0	(47)
	04/2025	EUR	5,864		6,170	2	(174)
	04/2025	GBP	1,926		2,434	0	(53)
	04/2025	IDR	16,607,858		1,007	10	0
	04/2025	ILS	261		71	1	0
	04/2025	JPY	5,014		33	0	0
	04/2025	KRW	2,034,667		1,400	19	0
	04/2025	NOK	12,734		1,209	2	(3)
	04/2025	SGD	537		401	1	0
	04/2025	THB	5,662		167	1	(1)
	04/2025	TWD	81,346		2,479	30	0
	04/2025		$3,136	BRL	18,101	37	(1)
	04/2025		200	CAD	287	0	0
	04/2025		100	COP	412,250	0	(2)
	04/2025		2,097	IDR	34,547,364	0	(24)
	04/2025		264	INR	22,905	3	0
	04/2025		406	JPY	60,547	0	(2)
	04/2025		104	KRW	152,109	0	(1)
	04/2025		50	PHP	2,870	0	0
	04/2025		842	TWD	27,589	0	(11)
	04/2025	ZAR	4,730		$259	1	0
	05/2025	BRL	2,375		411	0	(3)
	05/2025	CNH	5,362		738	0	(2)
	05/2025	IDR	6,053,545		364	2	0
	05/2025	NOK	525		50	0	0
	05/2025	TRY	6,134		156	4	0
	05/2025		$349	BRL	2,005	0	0
	05/2025		442	INR	37,900	1	0
	05/2025		33	JPY	4,998	0	0
	05/2025		1,059	NOK	11,119	0	(2)
	05/2025		401	SGD	537	0	(1)
	06/2025	CNH	6,308		$867	0	(6)
	06/2025	KRW	53,956		38	1	0
	06/2025	PLN	2,582		662	3	(6)

28	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2025		$679	PLN	2,626	$0	$(2)
	07/2025	TWD	12,661		$389	6	0
	08/2025		14,754		453	5	0
	08/2025		$1,181	TWD	38,853	0	(1)
	10/2025	BRL	8,200		$1,371	1	(5)

BRC	04/2025	CAD	63		44	0	0
	04/2025	COP	21		0	0	0
	04/2025	EUR	533		579	3	0
	04/2025	IDR	1,480,766		89	0	0
	04/2025	INR	837		10	0	0
	04/2025	MYR	8,654		1,961	7	0
	04/2025	PHP	2,868		50	0	0
	04/2025	THB	1,687		50	0	0
	04/2025	TRY	18,304		473	4	(2)
	04/2025		$183	HUF	67,487	0	(2)
	04/2025		658	IDR	10,796,599	0	(11)
	04/2025		1,780	NOK	19,842	106	0
	04/2025		1,401	NZD	2,448	0	(11)
	04/2025		50	PHP	2,867	0	0
	04/2025		327	ZAR	5,967	0	(2)
	05/2025	TRY	15,376		$387	3	(2)
	05/2025		$0	THB	14	0	0
	05/2025		325	TRY	12,742	0	(8)
	06/2025	MXN	3,755		$183	2	0
	06/2025	TRY	15,128		373	9	(1)
	06/2025		$83	PLN	321	0	0
	06/2025		277	TRY	10,930	0	(11)
	07/2025		55		2,521	4	0
	08/2025	CNH	5,466		$760	1	0

BSH	04/2025	BRL	15,800		2,799	30	0
	04/2025	JPY	133,988		892	0	(1)
	04/2025		$1,880	AUD	2,967	0	(26)
	04/2025		2,752	BRL	15,800	17	0
	05/2025		892	JPY	133,537	1	0
	06/2025	PEN	4,937		$1,338	0	(3)
	06/2025	PLN	211		55	1	0
	06/2025		$146	PLN	562	0	(1)

CBK	04/2025	BRL	3,312		$582	1	0
	04/2025	CAD	2,017		1,400	0	(2)
	04/2025	CHF	1,011		1,150	7	0
	04/2025	CNY	7,394		1,030	0	0
	04/2025	COP	13,929,410		3,322	0	(8)
	04/2025	EUR	133		145	1	0
	04/2025	IDR	6,211,355		375	2	0
	04/2025	ILS	3,082		846	16	0
	04/2025	PHP	155,758		2,682	0	(37)
	04/2025	TWD	34,013		1,037	13	0
	04/2025		$577	BRL	3,312	4	0
	04/2025		5,395	CAD	7,701	1	(45)
	04/2025		1,031	CNY	7,393	0	(1)
	04/2025		3,206	COP	14,042,119	151	0
	04/2025		266	DKK	1,887	8	0
	04/2025		1,232	IDR	20,216,767	0	(19)
	04/2025		2,359	INR	205,936	45	0
	04/2025		22	KRW	32,181	0	0
	04/2025		200	PEN	725	0	(3)
	04/2025		1,326	SEK	13,298	0	(3)
	04/2025		1,446	TWD	47,459	0	(17)
	05/2025	CAD	5,821		$4,092	41	0
	05/2025	IDR	6,197,671		373	2	0
	05/2025	SEK	13,774		1,376	3	0
	05/2025	THB	13		0	0	0
	05/2025		$1,030	CNY	7,394	0	0
	05/2025		79	PHP	4,547	0	0
	06/2025	CLP	759,632		$810	10	0
	06/2025	CNH	10,153		1,401	0	(4)
	06/2025	COP	8,337,047		2,002	29	0
	06/2025	KRW	933,356		653	18	0
	06/2025	PEN	566		154	0	0
	06/2025		$211	CLP	199,722	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	29

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2025		$3,322	COP	14,089,534	$9	$0
	06/2025		606	KRW	872,822	0	(12)
	07/2025	TWD	19,150		$589	9	0
	07/2025		$582	BRL	3,377	0	(1)
	08/2025	TWD	29,656		$909	9	0
	08/2025		$513	TWD	16,766	0	(4)

DUB	04/2025	AUD	944		$587	0	(3)
	04/2025	CAD	77		54	0	0
	04/2025	DKK	2,025		292	0	(1)
	04/2025	IDR	6,938,007		418	2	0
	04/2025	ILS	3,111		856	19	0
	04/2025	NZD	3,608		2,061	12	0
	04/2025	SGD	429		321	1	0
	04/2025		$1,226	EUR	1,169	38	0
	04/2025		82	INR	7,018	0	0
	04/2025		398	JPY	58,500	0	(8)
	04/2025		316	NZD	549	0	(4)
	04/2025		114	SGD	152	0	0
	05/2025	IDR	349,417		$21	0	0
	05/2025	NZD	549		316	4	0
	05/2025		$292	DKK	2,021	1	0
	05/2025		321	SGD	429	0	(1)
	06/2025	KRW	650,800		$455	12	0
	06/2025		$314	KRW	453,344	0	(6)

FAR	04/2025	BRL	4,413		$768	0	(5)
	04/2025	CHF	4,488		5,034	0	(38)
	04/2025	HUF	263,174		713	7	0
	04/2025	ILS	2,136		588	14	0
	04/2025	JPY	95,860		637	0	(2)
	04/2025	NOK	9,510		905	1	0
	04/2025		$309	AUD	491	0	(3)
	04/2025		769	BRL	4,413	5	0
	04/2025		422	DKK	2,997	12	0
	04/2025		315	JPY	46,967	0	(2)
	04/2025		22	NOK	251	2	0
	05/2025		204	CNH	1,470	0	(1)
	05/2025		637	JPY	95,538	2	0
	05/2025		905	NOK	9,509	0	(1)
	06/2025	PLN	620		$160	0	0
	06/2025		$768	BRL	4,469	5	0
	06/2025		267	PLN	1,033	0	(1)
	07/2025	CNH	1,464		$204	1	0

GLM	04/2025	BRL	26,830		4,745	57	(14)
	04/2025	IDR	4,897,005		296	3	0
	04/2025	TRY	662		17	0	0
	04/2025		$4,611	BRL	26,830	91	0
	04/2025		50	COP	210,438	0	0
	04/2025		775	IDR	12,757,454	0	(9)
	04/2025		464	KRW	680,748	0	(2)
	05/2025	CNH	1,402		$191	0	(2)
	05/2025	IDR	6,234,977		375	1	0
	06/2025	CNH	14,590		2,027	9	0
	06/2025	KRW	634,725		434	2	0
	06/2025		$730	PLN	2,820	0	(4)
	07/2025	TWD	18,387		$565	8	0
	10/2025	BRL	22,600		3,711	0	(80)

IND	04/2025	DKK	3,911		565	0	(1)
	05/2025		$565	DKK	3,904	1	0

JPM	04/2025	BRL	5,402		$932	0	(15)
	04/2025	CAD	216		150	0	0
	04/2025	IDR	756,721		46	0	0
	04/2025	ILS	2,276		625	13	0
	04/2025	JPY	29,539		196	0	(1)
	04/2025	TRY	663		16	0	(1)
	04/2025	TWD	3,726		114	1	0
	04/2025		$941	BRL	5,402	6	0
	04/2025		50	CLP	47,668	0	0
	04/2025		4,511	EUR	4,182	11	0
	04/2025		293	IDR	4,825,663	0	(4)

30	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$2,305	INR	201,049	$42	$0
	04/2025		338	JPY	50,404	0	(2)
	04/2025		22	KRW	32,167	0	0
	04/2025		2,708	PHP	155,774	13	(1)
	04/2025		95	SGD	126	0	(1)
	04/2025		709	TWD	23,260	0	(8)
	04/2025	ZAR	2,569		$141	1	0
	05/2025	CNH	1,499		205	0	(2)
	05/2025	EUR	4,182		4,519	0	(11)
	05/2025	IDR	875,493		53	0	0
	05/2025	INR	4,299		50	0	0
	05/2025		$748	CNH	5,425	1	(1)
	05/2025		196	JPY	29,440	1	0
	05/2025		232	TRY	10,314	28	0
	06/2025	CNH	1,976		$271	0	(3)
	06/2025	MXN	46,291		2,243	4	0
	06/2025	PLN	2,133		550	2	(2)
	06/2025		$593	BRL	3,502	13	0
	06/2025		376	PLN	1,458	0	(1)
	07/2025	CNH	2,774		$384	0	0
	07/2025	TWD	12,793		393	6	0
	07/2025		$339	BRL	1,982	2	0
	08/2025	CNH	2,626		$364	0	(1)
	08/2025	TWD	14,035		430	4	0

MBC	04/2025	BRL	871		149	0	(4)
	04/2025	CAD	505		352	1	0
	04/2025	CHF	1,212		1,352	0	(18)
	04/2025	DKK	108		16	0	0
	04/2025	EUR	734		797	3	0
	04/2025	GBP	544		690	0	(13)
	04/2025	IDR	1,705,844		103	0	0
	04/2025	JPY	7,200		48	0	0
	04/2025	SEK	10,070		998	0	(4)
	04/2025	THB	2,832		83	0	0
	04/2025	TWD	19,595		600	10	0
	04/2025		$517	AUD	820	0	(5)
	04/2025		152	BRL	871	1	0
	04/2025		7,590	CHF	6,705	0	(11)
	04/2025		530	GBP	410	0	(1)
	04/2025		112	IDR	1,850,377	0	0
	04/2025		203	ILS	750	0	(2)
	04/2025		147	INR	12,713	2	0
	04/2025		50	KRW	73,239	0	0
	04/2025		352	NZD	611	0	(5)
	04/2025		100	SEK	1,075	7	0
	04/2025		805	SGD	1,076	0	(5)
	04/2025		513	TWD	16,843	0	(5)
	04/2025		802	ZAR	14,684	0	(2)
	04/2025	ZAR	2,742		$150	1	0
	05/2025	CHF	6,681		7,590	11	0
	05/2025	CNH	2,642		364	0	(1)
	05/2025	DKK	2,195		317	0	(1)
	05/2025	EUR	475		514	0	(1)
	05/2025	IDR	482,762		29	0	0
	05/2025	THB	39,789		1,182	7	(1)
	05/2025		$369	CNH	2,676	1	0
	05/2025		16	DKK	108	0	0
	05/2025		342	GBP	264	0	(1)
	05/2025		300	JPY	45,000	1	0
	05/2025		858	THB	28,842	0	(5)
	06/2025	PLN	812		$210	1	0
	06/2025		$149	KRW	214,633	0	(3)
	07/2025	CNH	1,330		$185	0	0
	07/2025	TWD	8,564		263	3	0
	08/2025	CNH	1,333		185	0	(1)
	08/2025	TWD	8,178		250	2	0
	08/2025		$5,273	CNH	37,822	0	(19)

MYI	04/2025	AUD	1,230		$774	5	0
	04/2025	BRL	700		122	0	(1)
	04/2025	CAD	5,041		3,541	38	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	31

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	CZK	3,104		$129	$0	$(6)
	04/2025	THB	1,689		50	0	0
	04/2025	TWD	44,033		1,347	21	0
	04/2025		$120	BRL	700	3	0
	04/2025		50	CLP	47,666	0	0
	04/2025		385	CZK	9,192	14	0
	04/2025		162	DKK	1,160	6	0
	04/2025		11	IDR	187,225	0	0
	04/2025		337	SGD	451	0	(1)
	04/2025	ZAR	15,478		$847	3	0
	05/2025	CAD	245		171	1	0
	05/2025	IDR	563,088		34	0	0
	06/2025	CNH	501		69	0	0
	06/2025	PLN	256		65	0	(1)
	10/2025	BRL	700		115	0	(2)

NGF	06/2025	KRW	820,886		576	17	0

RBC	06/2025	COP	3,624,970		869	12	0

RYL	04/2025	CLP	46,639		50	1	0
	04/2025	JPY	43,500		296	6	0
	04/2025	SEK	9,670		951	0	(11)

SCX	04/2025	BRL	4,803		836	0	(5)
	04/2025	JPY	7,740		51	0	0
	04/2025	PEN	1,239		327	0	(10)
	04/2025	TWD	4,669		143	3	0
	04/2025		$822	BRL	4,803	20	0
	04/2025		1,848	EUR	1,774	70	0
	04/2025		709	IDR	11,606,335	0	(13)
	04/2025		22	KRW	32,133	0	0
	04/2025		150	TWD	4,932	0	(1)
	05/2025	CNH	2,447		$339	2	0
	05/2025	IDR	188,514		11	0	0
	05/2025		$63	JPY	9,374	0	0
	05/2025		296	THB	9,971	0	(1)
	06/2025	BRL	4,864		$822	0	(20)
	06/2025	CNH	365		50	0	0
	08/2025	TWD	4,891		150	1	0

SOG	04/2025	PHP	2,867		50	0	0

SSB	04/2025	CLP	194,670		210	5	0
	04/2025	COP	508,476		122	1	0
	04/2025	KRW	72,680		50	1	0
	04/2025		$2,663	GBP	2,060	0	(3)
	05/2025	GBP	2,060		$2,663	3	0
	05/2025		$462	HKD	3,592	0	0

UAG	04/2025	IDR	20,352,906		$1,226	5	0
	04/2025	TRY	108		3	0	0
	04/2025		$1,226	IDR	20,354,497	0	(5)
	04/2025		310	JPY	46,179	0	(3)
	05/2025	IDR	646,792		$39	0	0
	06/2025	PLN	133		34	0	0

Total Forward Foreign Currency Contracts						$1,533	$(1,092)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.427%	03/20/2045	30,000	$3,116	$3,163
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.427	03/20/2045	30,000	3,116	3,143

Total Purchased Options							$6,232	$6,306

32	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2025

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,400	$(308)	$(191)

Total Written Options						$(308)	$(191)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$1,600	$(48)	$49	$1	$0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,241	(524)	528	4	0

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,100	(235)	240	5	0

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(81)	83	2	0

						$(888)	$900	$12	$0

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	3-Month MYR-KLIBOR(5)	3.500%	Quarterly	09/17/2030	MYR	4,610	$0	$(1)	$0	$(1)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	MLPIPOWR Index(8)	26,936	113.280%	Monthly	03/04/2026	$3,051	$0	$10	$10	$0
	Receive	MLPIREIL Index(9)	86,021	4.980% (FEDL01 plus a specified spread)	Monthly	06/09/2025	8,103	0	7	7	0

	Pay	MLPIREIS Index(10)	84,745	4.880% (FEDL01 plus a specified spread)	Monthly	06/09/2025	7,992	0	5	5	0

JPM	Receive	JPACWILV Index(11)	1,680,348	4.880% (FEDL01 plus a specified spread)	Monthly	10/01/2025	170,169	0	(128)	0	(128)

MBC	Receive	NDUEACWF Index	14,123	4.750% (FEDL01 plus a specified spread)	Monthly	10/01/2025	6,354	0	(24)	0	(24)
	Receive	NDUEACWF Index	800	4.840% (FEDL01 plus a specified spread)	Monthly	11/03/2025	360	0	(1)	0	(1)

MYI	Receive	DWRTFT Index	164	5.180% (FEDL01 plus a specified spread)	Monthly	11/19/2025	2,253	0	(10)	0	(10)

TOR	Receive	NDUEACWF Index	22,200	4.770% (FEDL01 plus a specified spread)	Monthly	10/01/2025	9,989	0	(38)	0	(38)

								$0	$(179)	$22	$(201)

Total Swap Agreements								$(888)	$720	$34	$(202)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$21	$0	$0	$21	$(31)	$0	$0	$(31)	$(10)	$0	$(10)
BOA	64	0	22	86	(12)	0	0	(12)	74	0	74
BPS	134	0	0	134	(379)	0	(1)	(380)	(246)	331	85
BRC	139	0	0	139	(50)	0	0	(50)	89	0	89

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	33

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BSH	$49	$0	$0	$49	$(31)	$0	$0	$(31)	$18	$(40)	$22
CBK	379	0	0	379	(156)	0	0	(156)	223	0	223
DUB	89	0	0	89	(23)	0	0	(23)	66	0	66
FAR	49	0	0	49	(53)	0	0	(53)	(4)	0	(4)
GLM	171	0	0	171	(111)	(191)	0	(302)	(131)	(270)	(401)
GST	0	0	5	5	0	0	0	0	5	(30)	(25)
IND	1	0	0	1	(1)	0	0	(1)	0	0	0
JPM	148	0	0	148	(54)	0	(128)	(182)	(34)	3,042	3,008
MBC	51	0	0	51	(108)	0	(25)	(133)	(82)	322	240
MYC	0	6,306	5	6,311	0	0	0	0	6,311	35	6,346
MYI	91	0	0	91	(11)	0	(10)	(21)	70	(10)	60
NGF	17	0	0	17	0	0	0	0	17	0	17
RBC	12	0	0	12	0	0	0	0	12	0	12
RYL	7	0	0	7	(11)	0	0	(11)	(4)	0	(4)
SCX	96	0	0	96	(50)	0	0	(50)	46	0	46
SSB	10	0	0	10	(3)	0	0	(3)	7	0	7
TOR	0	0	0	0	0	0	(38)	(38)	(38)	381	343
UAG	5	0	2	7	(8)	0	0	(8)	(1)	0	(1)

Total Over the Counter	$1,533	$6,306	$34	$7,873	$(1,092)	$(191)	$(202)	$(1,485)

(k)

Securities with an aggregate market value of $4,111 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(8)	The following table represents the top 50 individual positions and related values within the total return basket swap as of March 31, 2025:

Referenced Entity	% of Index	Value
Utilities
Ameren Corp.	4.0%	$122
American Water Works Co., Inc.	4.4	134
Centerpoint Energy, Inc.	3.5	107
Consolidated Edison, Inc.	5.8	177
DTE Energy Company	4.3	131
Dominion Energy, Inc.	7.2	220
Duke Energy Copr.	14.3	435
Edison International	3.5	107
Entergy Corp.	5.5	168
Eversource Energy	3.4	104
Firstenergy Corp.	3.2	98
PG&E Corp.	5.6	171
PPL Corp.	4.1	125
Public Service Enterprise Group	6.2	189
Sempra	6.8	207
WEC Energy Group, Inc.	5.2	159
XCEL Energy, Inc.	6.0	183
Exelon Corp.	7.0	214

Total Utilities		$3,051

Total Value		$3,051

34	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2025

(9)	The following table represents the top 50 individual positions and related values within the total return basket swap as of March 31, 2025:

Referenced Entity	% of Index	Value
Real Estate
American Homes 4 Rent	0.7%	$57
American Tower Corp.	5.1	413
Apple Hospitality REIT, Inc.	5.8	470
Crown Castle International Corp.	3.1	251
Cubesmart	0.3	24
DiamondRock Hospitality Company	4.1	332
Digital Realty Trust, Inc.	7.9	640
EPR Properties	1.7	138
Equinix, Inc.	5.4	438
Equity Lifestyle Properties, Inc.	3.9	316
Equity Residential	1.9	154
Extra Space Storage, Inc.	0.2	16
First Industrial Realty Trust, Inc.	0.7	57
Gaming and Leisure Properties, Inc.	3.3	267
Healthcare Realty Trust Incorporated	2.0	162
Healthpeak Properties, Inc.	4.7	381
Host Hotels & Resorts, Inc.	7.6	616
Invitation Homes, Inc.	2.9	235
Kimco Realty Corporation	2.5	203
Kite Realty Group Trust	4.2	340
Macerich Co.	2.6	211
NNN REIT, Inc.	1.6	130
Park Hotels & Resorts, Inc.	3.4	276
Public Storage	1.0	81
Realty Income Corp.	0.2	16
Rexford Industrial Realty, Inc.	0.2	16
Ryman Hospitality Properties, Inc.	6.3	510
Sabra Health Care REIT, Inc.	1.4	113
SBA Communications Corporation	1.3	105
Simon Property Group, Inc.	6.8	551
Sun Communities Inc	2.3	186
UDR, Inc.	0.6	49
VICI Properties, Inc.	3.8	308
WP Carey, Inc.	0.5	41

Total Real Estate		$8,103

Total Value		$8,103

(10)	The following table represents the top 50 individual positions and related values within the total return basket swap as of March 31, 2025:

Referenced Entity	% of Index	Value
Real Estate
Acadia Realty Trust	1.9%	$152
Agree Realty Corporation	5.3	424
American Assets Trust, Inc.	1.7	136
AvalonBay Communities Inc	—	—
Boston Properties Inc	3.7	296
Brandywine Realty Trust	2.3	183
Brixmor Property Group, Inc.	2.4	192
Camden Property Trust	0.9	72
Copt Defense Properties	6.5	519
Cousins Properties Incorporated	3.3	263
Curbline Properties Corp.	4.0	320
Douglas Emmett, Inc.	4.4	352
Eastgroup Properties, Inc.	2.8	224
Elme Communities	2.6	208
Essex Property Trust, Inc.	1.7	135
Federal Realty Investment Trust	—	—
Highwoods Properties, Inc.	4.9	392
Independence Realty Trust, Inc.	4.6	368
JBG Smith Properties	4.1	328
Kilroy Realty Corporation	5.9	471
LXP Industrial Trust	0.3	24
Mid-America Apartment Communities, Inc.	4.0	320
National Storage Affiliates Trust	2.7	216
Omega Healthcare Investors Inc	2.0	160
Phillips Edison & Company, Inc.	0.1	8
Prologis, Inc.	1.1	88
Regency Centers Corp.	1.5	120

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	35

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	(Cont.)

Referenced Entity	% of Index	Value
Stag Industrial, Inc.	0.8%	$64
Sunstone Hotel Investors, Inc.	0.3	24
Tanger, Inc.	0.4	32
Terreno Realty Corporation	3.9	312
Urban Edge Properties	0.6	47
Ventas, Inc.	8.0	639
Veries Residential, Inc.	1.9	152
Vornado Realty Trust	1.4	112
Welltower, Inc.	8.0	639

Total Real Estate		$7,992

Total Value		$7,992

(11)	The following table represents the top 50 individual positions and related values within the total return basket swap as of March 31, 2025:

Referenced Entity	% of Index	Value
Communication Services
Alphabet, Inc.	3.5%	$5,956
Meta Platforms, Inc.	2.3	3,914
Verizon Communications, Inc.	1.6	2,723
Other Communication Services◀	2.1	3,574

Total Communication Services		$16,167

Consumer Discretionary
Amazon.com, Inc.	3.1%	$5,275
Booking Holdings, Inc.	1.1	1,872
Meituan Dianping	1.2	2,042
PDD Holdings, Inc.	1.1	1,872
Target Corp.	0.6	1,021
Other Consumer Discretionary◀	3.3	5,616

Total Consumer Discretionary		$17,698

Consumer Staples
Altria Group, Inc.	1.3%	$2,212
British American Tobacco PLC	1.0	1,702
Colgate-Palmolive Company	0.7	1,191
Kimberly-Clark Corp.	0.6	1,021
Philip Morris International, Inc.	1.9	3,233
Other Consumer Staples◀	1.5	2,553

Total Consumer Staples		$11,912

Energy
EOG Resources, Inc.	0.6%	$1,021
Other Energy◀	1.0	1,702

Total Energy		$2,723

Financials
Aflac Incorporated	0.7%	$1,191
American Express Co.	0.9	1,532
Ameriprise Financial, Inc.	0.6	1,021
Banco Bilbao Vizcaya Argentaria S.A.	1.0	1,702
Banco Santander S.A.	1.2	2,042
Bank of New York Mellon Corp.	0.6	1,021
CME Group, Inc.	1.1	1,872
Goldman Sachs Group, Inc.	0.9	1,532
JPMorgan Chase & Co.	0.6	1,021
Other Financials ◀	11.1	18,889

Total Financials		$31,823

Referenced Entity	% of Index	Value
Health Care
AbbVie, Inc.	0.6%	$1,021
Bristol-Myers Squibb Company	0.7	1,191
Gilead Sciences, Inc.	0.7	1,191
GSK PLC	1.1	1,872

Johnson & Johnson	2.1	3,574

Medtronic PLC	1.2	2,042
Merck & Co., Inc.	1.4	2,382
Novartis AG	1.1	1,872
Roche Holding AG	1.3	2,212
Other Health Care ◀	1.7	2,892

Total Health Care		$20,249

Industrials

Bae Systems PLC	0.7%	$1,191

Lockheed Martin Corp.	1.2	2,042
Northrop Grumman Corporation	0.9	1,532
Other Industrials ◀	6.7	11,401

Total Industrials		$16,166

Materials
Other Materials ◀	1.5%	$2,553

Total Materials		$2,553

Real Estate

Simon Property Group, Inc.	0.7%	$1,191
Other Real Estate ◀	1.4	2,382

Total Real Estate		$3,573

Technology

Adobe, Inc.	1.4%	$2,382
Apple, Inc.	2.9	4,935
Cisco Systems, Inc.	1.8	3,063
Intuit, Inc.	0.9	1,532
MediaTek Inc	0.8	1,361
Microsoft Corp.	4.5	7,658
NVIDIA Corp.	2.4	4,084
PayPal Holdings, Inc.	0.8	1,361
QUALCOMM, Inc.	1.7	2,893
SK Hynix Inc.	0.8	1,361
Taiwan Semiconductor Manufacturing Co Ltd.	0.7	1,191

Tencent Holdings Limited	0.8	1,361

Other Technology ◀	6.4	10,890

Total Technology		$44,072

Utilities
Enel SpA	0.7%	$1,191
Other Utilities ◀	1.2	2,042

Total Utilities		$3,233

Total Value		$170,169

◀	Represents positions not identified as a top 50 component or as having an individual notional value less than 1% of the notional of the total return swap, as of March 31, 2025.

36	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2025

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$82	$0	$26	$0	$64	$172
Swap Agreements	0	1	0	0	490	491

	$82	$1	$26	$0	$554	$663

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,533	$0	$1,533
Purchased Options	0	0	0	0	6,306	6,306
Swap Agreements	0	12	22	0	0	34

	$0	$12	$22	$1,533	$6,306	$7,873

	$82	$13	$48	$1,533	$6,860	$8,536

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$62	$0	$50	$0	$145	$257
Swap Agreements	0	1	0	0	576	577

	$62	$1	$50	$0	$721	$834

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,092	$0	$1,092
Written Options	0	0	0	0	191	191
Swap Agreements	0	0	201	0	1	202

	$0	$0	$201	$1,092	$192	$1,485

	$62	$1	$251	$1,092	$913	$2,319

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$833	$0	$0	$833
Written Options	0	0	(312)	0	44	(268)
Futures	(323)	0	6,478	0	443	6,598
Swap Agreements	0	256	0	0	1,938	2,194

	$(323)	$256	$6,999	$0	$2,425	$9,357

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$732	$0	$732
Written Options	0	0	0	0	151	151
Swap Agreements	0	106	(11,784)	0	(12)	(11,690)

	$0	$106	$(11,784)	$732	$139	$(10,807)

	$(323)	$362	$(4,785)	$732	$2,564	$(1,450)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(4)	$(4)
Futures	167	0	(2,133)	0	(511)	(2,477)
Swap Agreements	0	(107)	0	0	(1,657)	(1,764)

	$167	$(107)	$(2,133)	$0	$(2,172)	$(4,245)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$282	$0	$282
Purchased Options	0	0	0	0	73	73
Written Options	0	0	0	0	28	28
Swap Agreements	0	15	1,334	0	(2)	1,347

	$0	$15	$1,334	$282	$99	$1,730

	$167	$(92)	$(799)	$282	$(2,073)	$(2,515)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	37

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	(Cont.)	March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$22	$0	$22
Industrials	0	519	0	519
U.S. Government Agencies	0	53,231	0	53,231
U.S. Treasury Obligations	0	12,445	0	12,445
Non-Agency Mortgage-Backed Securities	0	6,596	0	6,596
Asset-Backed Securities
Automobile Sequential	0	2,921	0	2,921
Home Equity Other	0	9,010	0	9,010
Home Equity Sequential	0	5,391	0	5,391
Manufacturing House ABS Other	0	344	0	344
Whole Loan Collateral	0	2,241	0	2,241
Other ABS	0	8,122	0	8,122
Sovereign Issues	0	15,338	0	15,338
Common Stocks
Information Technology	4,717	0	0	4,717
Utilities	2,705	0	0	2,705
Short-Term Instruments
Mutual Funds	0	572	0	572
U.S. Treasury Bills	0	1,115	0	1,115

	$7,422	$117,867	$0	$125,289

Investments in Affiliates, at Value
Mutual Funds	119,006	0	0	119,006
Short-Term Instruments
Central Funds Used for Cash Management Purposes	86,286	0	0	86,286

	$205,292	$0	$0	$205,292

Total Investments	$212,714	$117,867	$0	$330,581

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(10,597)	$0	$(10,597)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	161	499	0	660
Over the counter	0	7,873	0	7,873

	$161	$8,372	$0	$8,533

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(230)	(604)	0	(834)
Over the counter	0	(1,485)	0	(1,485)

	$(230)	$(2,089)	$0	$(2,319)

Total Financial Derivative Instruments	$(69)	$6,283	$0	$6,214

Totals	$212,645	$113,553	$0	$326,198

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

38	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Notes to Financial Statements	March 31, 2025

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund. PIMCO All Asset Fund and PIMCO All Asset All Authority Fund may invest substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”). PIMCO Global Core Asset Allocation may invest its assets in some or all of the Underlying PIMCO Funds, which, for the PIMCO Global Core Asset Allocation Fund, is defined to include Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except other fund of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund. PIMCO Global Core Asset Allocation Fund is further permitted to invest in the other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively with the Underlying PIMCO Funds, “Acquired Funds”).

The PIMCO Global Core Asset Allocation Fund has established a Cayman Islands exempted company (the “GCAA Subsidiary”), which is wholly-owned and controlled by the PIMCO Global Core Asset Allocation Fund. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

In this reporting period, each Fund adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	39

Notes to Financial Statements	(Cont.)

recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of March 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest directly or indirectly through investments in Underlying PIMCO Funds or Acquired Funds, as applicable, in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO All Asset Fund	Quarterly	Quarterly

PIMCO All Asset All Authority Fund	Quarterly	Quarterly

PIMCO Global Core Asset Allocation Fund	Quarterly	Quarterly

40	PIMCO ASSET ALLOCATION FUNDS

March 31, 2025

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Funds’ annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Funds’ financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Funds’ financial statements.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	41

Notes to Financial Statements	(Cont.)

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivative instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or an Underlying PIMCO Fund or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

The assets of the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund consist of shares of the Underlying PIMCO Funds, which are valued at their respective NAVs at the time of valuation of each Fund’s shares. For purposes of calculating NAV of the Underlying PIMCO Funds for the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and for purposes of calculating NAV for the PIMCO Global Core Asset Allocation Fund, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

42	PIMCO ASSET ALLOCATION FUNDS

March 31, 2025

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s or an Underlying PIMCO Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds or a Fund invests in Underlying PIMCO Funds that hold foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s and Underlying PIMCO Funds’ NAVs that fairly reflects security values as of

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	43

Notes to Financial Statements	(Cont.)

the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund or an Underlying PIMCO Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund or an Underlying PIMCO Fund may differ from the value that would be realized if the securities were sold. A Fund’s or an Underlying PIMCO Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

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Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

PIMCO All Asset Fund and PIMCO All Asset All Authority Fund may invest under normal circumstances substantially all or a significant portion of their assets in Underlying PIMCO Funds. The Underlying PIMCO Funds are considered to be affiliated with PIMCO All Asset and PIMCO All Asset All Authority Funds. PIMCO Global Core Asset Allocation Fund may invest its assets in Underlying PIMCO Funds and Acquired Funds, as previously defined and as defined in PIMCO Global Core Asset Allocation Fund’s prospectus. Each Fund may also invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	45

Notes to Financial Statements	(Cont.)

SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

PIMCO All Asset Fund
Underlying PIMCO Funds	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$2,504,348	$363,454	$(753,591)	$(34,746)	$(17,567)	$2,061,898	$224,656	$0

PIMCO All Asset: Multi-Real Fund	2,282,525	914,500	(1,423,973)	(129,551)	151,205	1,794,706	145,536	0

PIMCO Emerging Markets Bond Fund	93,238	875	(93,519)	6,207	(6,801)	0	962	0

PIMCO Emerging Markets Currency and Short-Term Investments Fund	290,344	152,558	(49,856)	(1,025)	(6,581)	385,440	22,014	0

PIMCO Emerging Markets Local Currency and Bond Fund	455,282	181,218	(99,289)	(2,383)	3,227	538,055	22,927	0

PIMCO Extended Duration Fund	241,556	71,023	(150,743)	(94,071)	83,725	151,490	4,185	0

PIMCO Government Money Market Fund	104,412	2,842,076	(2,879,436)	0	1	67,053	3,168	0

PIMCO High Yield Fund	409,488	169,484	(213,862)	(561)	(64)	364,485	23,703	0

PIMCO High Yield Spectrum Fund	0	90,384	(1,130)	(10)	(868)	88,376	610	0

PIMCO Income Fund	164,095	82,543	(105,209)	1,290	45	142,764	9,592	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	730,426	125,990	(398,289)	7,263	(11,230)	454,160	28,230	3,652

PIMCO Investment Grade Credit Bond Fund	79,451	3,229	(15,514)	(2,119)	3,306	68,353	3,254	0

PIMCO Long Duration Total Return Fund	260,896	78,437	(163,898)	(9,385)	7,670	173,720	8,306	0

PIMCO Long-Term Real Return Fund	85,719	72,375	(42,342)	(1,513)	1,504	115,743	5,869	0

PIMCO Long-Term U.S. Government Fund	354,307	74,784	(193,668)	(62,540)	56,016	228,899	9,700	0

PIMCO Low Duration Fund	1,445,476	1,096,795	(1,273,157)	281	19,831	1,289,226	55,645	0

PIMCO RAE Emerging Markets Fund	372,328	113,657	(134,216)	860	(4,948)	347,681	19,553	3,475

PIMCO RAE Fundamental Advantage PLUS Fund	467,190	58,116	(103,150)	(1,675)	(29,444)	391,037	20,203	0

PIMCO RAE International Fund	141,298	91,938	(108,588)	800	(4,383)	121,065	6,140	8,407

PIMCO RAE PLUS EMG Fund	109,462	9,230	(23,139)	1,631	(3,381)	93,803	9,229	0

PIMCO RAE PLUS International Fund	104,591	7,090	(20,600)	(3,660)	5,094	92,515	7,090	0

PIMCO RAE US Fund	96,972	93,307	(52,811)	(2,573)	(14,946)	119,949	6,944	9,397

PIMCO RAE US Small Fund	110,112	57,430	(56,191)	7,664	(7,391)	111,624	1,782	1,417

PIMCO RAE Worldwide Long/Short PLUS Fund	471,162	63,256	(139,759)	(3,968)	7,735	398,426	53,352	0

PIMCO Real Return Fund	123,746	84,647	(63,209)	889	5,184	151,257	5,592	0

PIMCO RealEstateRealReturn Strategy Fund	168,535	19,225	(39,586)	819	10,116	159,109	3,554	0

PIMCO Total Return Fund	1,086,151	551,518	(758,198)	(47,736)	56,692	888,427	45,354	0

PIMCO TRENDS Managed Futures Strategy Fund	437,643	109,133	(107,213)	(4,365)	(40,898)	394,300	0	0

Totals	$13,190,753	$7,578,272	$(9,464,136)	$(374,177)	$262,849	$11,193,561	$747,150	$26,348

PIMCO All Asset All Authority Fund
Underlying PIMCO Funds	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-Real Fund	$185,814	$111,983	$(234,770)	$(4,891)	$12,219	$70,355	$6,689	$0

PIMCO All Authority: Multi-RAE PLUS Fund	266,116	22,803	(126,986)	(1,210)	13,065	173,788	97	0

PIMCO CommoditiesPLUS® Strategy Fund	16,328	18,658	(33,857)	(178)	(951)	0	433	0

PIMCO CommodityRealReturn Strategy Fund®	29,174	31,138	(50,391)	799	607	11,327	565	0

PIMCO Emerging Markets Currency and Short-Term Investments Fund	37,383	18,793	(17,309)	(397)	(350)	38,120	2,228	0

PIMCO Emerging Markets Local Currency and Bond Fund	59,652	24,841	(31,420)	2,708	(2,656)	53,125	2,331	0

PIMCO Extended Duration Fund	43,093	7,632	(33,069)	(29,791)	28,157	16,022	537	0

PIMCO Government Money Market Fund	14,570	721,739	(726,354)	0	0	9,955	1,455	0

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PIMCO All Asset All Authority Fund (Cont.)
Underlying PIMCO Funds	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO High Yield Fund	$65,187	$35,244	$(43,530)	$599	$(745)	$56,755	$3,277	$0

PIMCO High Yield Spectrum Fund	15,247	4,556	(8,061)	116	78	11,936	858	0

PIMCO Income Fund	17,842	3,818	(10,589)	377	(268)	11,180	885	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	122,751	28,019	(65,152)	(15)	(658)	84,945	4,703	584

PIMCO Investment Grade Credit Bond Fund	9,367	355	(3,426)	(551)	665	6,410	335	0

PIMCO Long Duration Total Return Fund	45,472	8,613	(36,332)	(12,422)	12,236	17,567	1,096	0

PIMCO Long-Term Credit Bond Fund	11,711	253	(11,873)	(4,510)	4,513	94	282	0

PIMCO Long-Term Real Return Fund	28,253	13,262	(17,198)	(631)	513	24,199	1,473	0

PIMCO Long-Term U.S. Government Fund	52,500	10,885	(38,359)	(16,747)	15,889	24,168	1,157	0

PIMCO Low Duration Credit Fund	9,100	9,152	(6,783)	80	(174)	11,375	688	0

PIMCO Low Duration Fund	370,307	273,686	(367,081)	1,242	2,678	280,832	12,660	0

PIMCO RAE Emerging Markets Fund	43,411	12,826	(21,444)	2,240	(2,351)	34,682	1,977	357

PIMCO RAE Fundamental Advantage PLUS Fund	70,524	7,267	(29,893)	(873)	(3,529)	43,496	2,453	0

PIMCO RAE International Fund	16,836	10,343	(14,154)	261	(729)	12,557	657	931

PIMCO RAE PLUS EMG Fund	12,595	934	(4,806)	685	(752)	8,656	934	0

PIMCO RAE PLUS International Fund	15,625	919	(5,700)	(8,806)	9,044	11,082	918	0

PIMCO RAE US Small Fund	0	5,824	(6,201)	377	0	0	0	0

PIMCO RAE Worldwide Long/Short PLUS Fund	69,388	6,373	(32,711)	(152)	787	43,685	6,374	0

PIMCO Real Return Fund	38,998	20,267	(25,762)	284	1,119	34,906	1,423	0

PIMCO RealEstateRealReturn Strategy Fund	67,950	102,820	(94,072)	(760)	1,402	77,340	1,695	0

PIMCO Total Return Fund	262,518	72,341	(160,856)	(4,891)	7,524	176,636	9,975	0

PIMCO TRENDS Managed Futures Strategy Fund	69,754	20,121	(29,061)	(972)	(5,638)	54,204	0	0

Totals	$2,067,466	$1,605,465	$(2,287,200)	$(78,029)	$91,695	$1,399,397	$68,155	$1,872

PIMCO Global Core Asset Allocation Fund
Underlying PIMCO Funds	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Income Fund	$0	$29,828	$0	$0	$256	$30,084	$754	$0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	0	59,479	0	0	(556)	58,923	1,096	360

PIMCO Short Asset Portfolio	38,279	70,578	(45,084)	(462)	808	64,119	1,834	0

PIMCO Short-Term Floating NAV Portfolio III	23,352	347,519	(348,700)	1	(5)	22,167	1,629	0

PIMCO Total Return Fund	0	29,743	0	0	256	29,999	555	0

Totals	$61,631	$537,147	$(393,784)	$(461)	$759	$205,292	$5,868	$360

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	47

Notes to Financial Statements	(Cont.)

realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized

48	PIMCO ASSET ALLOCATION FUNDS

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appreciation (depreciation) on investments to interest receivable on the Consolidated Statement of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so a Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.

Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Line of Credit Consistent with its principal investment strategies, the PIMCO All Asset All Authority Fund (the “AAAA Fund”) has entered into an amended and restated secured credit agreement with State Street Bank & Trust Company for investment purposes subject to the limitations of the Act. All or a portion of the AAAA Fund’s securities are pledged as collateral under the agreement.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	49

Notes to Financial Statements	(Cont.)

The AAAA Fund pays financing charges at a rate per annum equal to the sum of (a) seventy-five basis points (0.75%) plus (b) the highest of (i) the Overnight Bank Funding Rate in effect on such day, (ii) the Federal Funds Effective Rate in effect on such day and (iii) Adjusted Term SOFR for a one-month tenor in effect on such day. The AAAA Fund also pays a fee of 0.15% per annum on the unused commitment amounts of the revolving line of credit. The commitment amount is:

Commitment Amount (in thousands)

$ 400,000

Borrowings outstanding, if any, as of March 31, 2025 are disclosed as payable for line of credit on the Statements of Assets and Liabilities. Interest and Commitment and Upfront fees, if any, paid by the AAAA Fund in relation to the borrowings are disclosed as part of interest expense on the Statements of Operations. Legal costs related to the annual renewal of the line of credit are disclosed on the Statements of Operations.

The AAAA Fund’s borrowing activity under the agreement for the period ended March 31, 2025 was as follows (amounts in thousands†):

Average Outstanding Principal*	Average Weighted Rate of Interest	Interest	Commitment and Upfront Fees	Outstanding Principal as of 03/31/2025

$482,192	5.77%	$28,497	$583	$400,000

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

The average outstanding principal may be higher or lower than the commitment amount or outstanding principal at period end due to changes in the commitment amount during the period or borrowings and paydowns made during the period.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its

50	PIMCO ASSET ALLOCATION FUNDS

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total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2025, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	51

Notes to Financial Statements	(Cont.)

the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Indexes (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization

(“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s

52	PIMCO ASSET ALLOCATION FUNDS

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prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	53

Notes to Financial Statements	(Cont.)

bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

54	PIMCO ASSET ALLOCATION FUNDS

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7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund	PIMCO Global Core Asset Allocation Fund

Allocation	X	X	X

Acquired Fund	—	—	X

Fund of Funds	X	X	—

Market Trading	X	X	X

New Fund	X	X	X

Small Fund	X	X	X

Municipal Project-Specific	X	X	—

Municipal Bond	X	X	—

Interest Rate	X	X	X

Call	X	X	X

Credit	X	X	X

High Yield	X	X	X

Distressed Company	X	X	X

Market	X	X	X

Issuer	X	X	X

Liquidity	X	X	X

Derivatives	X	X	X

Futures Contract	X	X	—

Model	X	X	X

Commodity	X	X	X

Equity	X	X	X

Mortgage-Related and Other Asset Backed Securities	X	X	X

Foreign (Non-U.S.) Investment	X	X	X

Real Estate	X	X	X

Emerging Markets	X	X	X

Sovereign Debt	X	X	X

Currency	X	X	X

Leveraging	X	X	X

Smaller Company	X	X	X

Issuer Non-Diversification	X	X	—

Management	X	X	X

Short Exposure	X	X	X

Tax	X	X	X

Subsidiary	X	X	X

Value Investing	X	X	X

Arbitrage	—	—	X

Convertible Securities	X	X	X

Exchange-Traded Fund	X	X	X

Tracking Error	X	X	X

Indexing	X	X	X

Collateralized Loan Obligations	—	—	X

LIBOR Transition	X	X	X

The following risks are principal risks of investing in a Fund.

Allocation Risk is the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Fund of Funds Risk is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	55

Notes to Financial Statements	(Cont.)

held by the Underlying PIMCO Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Underlying PIMCO Funds to achieve their investment objectives.

The following is a principal risk of investing in PIMCO All Asset All Authority Fund.

Leveraging Risk is the risk that certain transactions of the Fund, such as direct borrowing from banks, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Fund’s sensitivity to interest rate risks.

The following risks are principal risks of investing in PIMCO Global Core Asset Allocation Fund or a Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.

Acquired Fund Risk is the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread risk as well as the risks of the underlying securities they hold. In addition, the Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Market Trading Risk is the risk that an active secondary trading market for shares of a Fund or certain Underlying PIMCO Funds that are exchange-traded funds does not continue once developed, that such Fund or Underlying PIMCO Fund may not continue to meet a listing exchange’s trading or listing requirements, that trading in such Fund’s or Underlying PIMCO Fund’s shares may be halted or become less liquid or that such Fund’s or Underlying PIMCO Fund’s shares trade at prices other than the Fund’s or Underlying PIMCO Fund’s net asset value, and are subject to trading costs, which may be exacerbated if the creation/redemption process becomes less effective, particularly during times of market stress.

New Fund Risk is the risk that a new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions by investors.

Municipal Project-Specific Risk is the risk that an Underlying PIMCO Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in bonds from issuers in a single state.

Municipal Bond Risk is the risk that an Underlying PIMCO Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax to pay interest or repay principal.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest

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payments, and their values may be more volatile than higher-rated securities of similar maturity.

Distressed Company Risk is the risk that securities of distressed companies may be subject to greater levels of market, issuer and liquidity risks. Distressed companies may be engaged in restructurings or bankruptcy proceedings, which may cause the value of their securities to fluctuate rapidly or unpredictably.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Futures Contract Risk is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Model Risk is the risk that a Fund’s or certain Underlying PIMCO Funds’ investment models used in making investment allocation decisions, and the indexation or quantitative methodologies used in constructing an underlying index or model portfolio for an Underlying PIMCO Fund that seeks to track the investment results of such underlying index or model portfolio, may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in a Fund or an Underlying PIMCO Fund.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through a subsidiary, may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a

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Notes to Financial Statements	(Cont.)

particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that a Fund’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITs that are privately held or not traded on a national securities exchange subject a Fund to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate risks.

Smaller Company Risk is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. Investments in smaller companies generally are subject to greater levels of credit, market and issuer risk.

Issuer Non-Diversification Risk is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO or Research Affiliates, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO or Research Affiliates and the individual portfolio managers in connection with managing a Fund and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap

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agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each, a “Subsidiary”) or in the Subsidiary, a Fund is indirectly exposed to the risks associated with a Subsidiary’s investments. The Subsidiaries are not registered under the Act and may not be subject to all of the investor protections of the Act. There is no guarantee that the investment objective of a Subsidiary will be achieved.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Arbitrage Risk is the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not achieve its investment objective, among other reasons, because of regulatory restrictions including, for example, exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to a Fund invested in the exchange-traded fund.

Tracking Error Risk is the risk that the portfolio of a Fund or certain Underlying Funds that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. For example, a Fund or an Underlying PIMCO Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing a Fund’s or an Underlying PIMCO Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of a Fund or an Underlying PIMCO Fund and the underlying index may vary due to asset valuation differences and differences between the Fund’s or Underlying PIMCO Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of a Fund or an Underlying PIMCO Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s or an Underlying PIMCO Fund’s use of a representative sampling approach may cause the Fund or Underlying PIMCO Fund to be less correlated to the return of the underlying index than if the Fund or Underlying PIMCO Fund held all of the securities in the underlying index.

Indexing Risk is the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

LIBOR Transition Risk is the risk related to the discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund may reference LIBOR. Due to benchmark reforms, publication of all LIBOR settings has ceased. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain and could result in losses to a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

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Notes to Financial Statements	(Cont.)

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

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Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

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Notes to Financial Statements	(Cont.)

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	I-2	I-3		Administrative Class		Class A	Class C	Class R
PIMCO All Asset Fund	0.175%	(1)	0.05%	0.15%	0.25%	(5)	0.05%		0.25%	0.25%	0.25%
PIMCO All Asset All Authority Fund	0.20%	(2)	0.05%	0.15%	0.25%	(5)	0.05%	*	0.25%	0.25%	N/A
PIMCO Global Core Asset Allocation Fund	0.90%	(3)(4)	0.05%	0.15%	N/A		N/A		0.25%	0.25%	N/A

(1)

PIMCO has contractually agreed, through July 31, 2025, to waive its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years from the date of waiver, provided total expenses, including such recoupment, do not exceed the annual expense limit that was in place at the time the amount being recouped was originally waived and the current annual expense limit.

(2)

PIMCO has contractually agreed, through July 31, 2025, to waive its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years from the date of waiver, provided total expenses, including such recoupment, do not exceed the annual expense limit that was in place at the time the amount being recouped was originally waived and the current annual expense limit.

(3)

PIMCO has contractually agreed, through July 31, 2025, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by a Fund in connection with its investments in Underlying PIMCO Funds to the extent a Fund’s Investment Advisory and Supervisory and Administrative Fees are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. For purposes of the expense reduction described above, references to Underlying PIMCO Funds include funds of PIMCO ETF Trust.

(4)

PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the PIMCO Cayman Commodity Fund II Ltd. (the “GCAA Subsidiary”). This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GCAA Subsidiary is in place.

(5)	PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC, but was not operational during the fiscal year ended March 31, 2025.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the

Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

All Funds	0.75%	0.25%
Class R

PIMCO All Asset Fund	0.25%	0.25%

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Distribution and/or Servicing Fee
Administrative Class

All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended March 31, 2025, the Distributor retained $3,287,802 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity

Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of March 31, 2025, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of each of the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of March 31, 2025, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO All Asset Fund	$14

PIMCO All Asset All Authority Fund	1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses Underlying PIMCO Fund expenses incurred by the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, if any, will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of each Fund’s assets.

Underlying PIMCO Fund expenses incurred by the PIMCO Global Core Asset Allocation Fund, if any, will vary with changes in the expenses of the Acquired Funds, as well as the allocation of the PIMCO Global Core Asset Allocation Fund’s assets.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	63

Notes to Financial Statements	(Cont.)

PIMCO has contractually agreed, through July 31, 2025, for the PIMCO All Asset Fund to waive its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory, Supervisory and Administrative, and Management Fees (collectively, “Underlying PIMCO Fund Fees”) exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO has contractually agreed, through July 31, 2025, for the PIMCO All Asset All Authority, Fund to waive its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Underlying PIMCO Fund Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. These waivers will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. In any month in which the investment advisory contract is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the advisory fee waived as set forth above (the “Asset Allocation Reimbursement Amount”) during the previous thirty-six months from the date of the waiver, provided that such amount paid to PIMCO will not: i) together with any Underlying PIMCO Fund Fees exceed, for such month, the applicable expense limit; ii) exceed the total Asset Allocation Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of March 31, 2025 were as follows (amounts in thousands†):

	Expiring Within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO All Asset Fund	$16,318	$10,777	$9,341	$36,436

PIMCO All Asset All Authority Fund	909	10	0	919

†	A zero balance may reflect actual amounts rounding to less than one thousand.

PIMCO has contractually agreed, through July 31, 2025, to waive first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the PIMCO Global Core Asset Allocation Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the PIMCO Global Core Asset Allocation Fund in connection with its investments in Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.

The waivers for the PIMCO Global Core Asset Allocation Fund are reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2025, the amount waived and/or reimbursed was $234,104.

The waivers are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2025, the Funds below waived the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO All Asset Fund	$9,341

†	A zero balance may reflect actual amounts rounding to less than one thousand.

GCAA Subsidiary has entered into a separate contract with PIMCO for the management of the GCAA Subsidiary’s portfolio pursuant to which the GCAA Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive PIMCO Global Core Asset Allocation Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid by the GCAA Subsidiary to PIMCO. This waiver may not be terminated by

PIMCO and will remain in effect for as long as PIMCO’s contract with the GCAA Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2025, the amount waived and/or reimbursed was $54,856. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the GCAA Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in

64	PIMCO ASSET ALLOCATION FUNDS

March 31, 2025

frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO All Asset Fund	$0	$0	$4,746,800	$6,584,696

PIMCO All Asset All Authority Fund	0	0	884,871	1,560,842

PIMCO Global Core Asset Allocation Fund	1,017,473	990,633	563,786	497,582

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO All Asset Fund				PIMCO All Asset All Authority Fund

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	108,107	$1,200,147	119,874	$1,298,683	4,250	$27,567	31,378	$197,502

I-2	3,866	43,085	6,904	75,043	1,907	12,394	4,507	28,514

I-3	678	7,583	2,696	29,543	37	244	23	135

Administrative Class	722	8,071	557	6,022	N/A	N/A	N/A	N/A

Class A	1,880	20,846	3,581	38,815	1,209	7,814	2,396	15,289

Class C	103	1,142	241	2,584	71	455	176	1,126

Class R	237	2,603	278	2,972	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	54,940	603,999	40,083	437,352	3,247	21,041	5,009	32,266

I-2	1,575	17,366	1,291	14,113	414	2,686	529	3,416

I-3	131	1,454	70	765	5	35	7	48

Administrative Class	293	3,224	192	2,099	N/A	N/A	N/A	N/A

Class A	2,543	27,957	1,831	19,983	763	4,943	952	6,137

Class C	111	1,214	80	872	25	164	38	248

Class R	168	1,824	112	1,211	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(307,482)	(3,420,725)	(253,851)	(2,742,751)	(68,937)	(448,156)	(101,699)	(639,418)

I-2	(16,684)	(184,907)	(17,311)	(186,665)	(7,068)	(46,024)	(11,001)	(70,132)

I-3	(2,728)	(30,485)	(490)	(5,332)	(98)	(639)	(150)	(951)

Administrative Class	(1,211)	(13,520)	(1,566)	(16,962)	N/A	N/A	N/A	N/A

Class A	(12,107)	(134,463)	(17,195)	(186,088)	(9,854)	(64,012)	(12,087)	(76,953)

Class C	(1,046)	(11,575)	(1,308)	(14,028)	(770)	(5,011)	(1,290)	(8,186)

Class R	(788)	(8,656)	(642)	(6,868)	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(166,692)	$(1,863,816)	(114,573)	$(1,228,637)	(74,799)	$(486,499)	(81,212)	$(510,959)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	65

Notes to Financial Statements	(Cont.)

	PIMCO Global Core Asset Allocation Fund

	Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	5,785	$80,664	842	$11,100

I-2	127	1,819	222	2,809

I-3	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A

Class A	277	3,964	174	2,195

Class C	39	550	39	471

Class R	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	142	2,097	168	2,190

I-2	18	259	36	476

I-3	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A

Class A	58	840	136	1,763

Class C	1	13	4	50

Class R	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(1,633)	(23,826)	(4,509)	(56,185)

I-2	(331)	(4,771)	(423)	(5,369)

I-3	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A

Class A	(1,192)	(17,157)	(1,365)	(17,264)

Class C	(99)	(1,341)	(195)	(2,360)

Class R	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	3,192	$43,111	(4,871)	$(60,124)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of March 31, 2025. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

Fund Name	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO All Asset Fund	1	0	21%	0%

PIMCO All Asset All Authority Fund	1	0	42%	0%

PIMCO Global Core Asset Allocation Fund	1	0	36%	0%

14. BASIS FOR CONSOLIDATION

GCAA Subsidiary, a Cayman Islands exempted company, was incorporated on November 21, 2008, as a wholly-owned Commodity Subsidiary (as defined below) acting as an investment vehicle for the PIMCO Global Core Asset Allocation Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the GCAA Subsidiary. The consolidated financial statements include the accounts of the Fund and the GCAA Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the GCAA Subsidiary, comprising the entire issued share capital of the GCAA Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the GCAA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GCAA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GCAA Subsidiary. The net assets of the GCAA Subsidiary as of period end represented 0.6% of the Fund’s consolidated net assets.

66	PIMCO ASSET ALLOCATION FUNDS

March 31, 2025

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds, through the Underlying PIMCO Funds, may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The Underlying PIMCO Funds may also gain exposure indirectly to commodity markets by investing in a subsidiary (“Commodity Subsidiary”) which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a “Fund”, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a Fund will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes and through investments in the Commodity Subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as ordinary income for Federal income tax purposes.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	67

Notes to Financial Statements	(Cont.)	March 31, 2025

As of March 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO All Asset Fund	$19,283	$0	$(270,412)	$0	$(3,339,002)	$0	$0	$(3,590,131)

PIMCO All Asset All Authority Fund	2,386	0	(38,860)	0	(7,045,204)	0	0	(7,081,678)

PIMCO Global Core Asset Allocation Fund	0	0	(3,202)	0	(56,353)	0	(598)	(60,153)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, Controlled Foreign Corporation (CFC) Transactions, and interest accrued on defaulted securities.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through March 31, 2025, which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2024 through March 31, 2025 and Ordinary losses realized during the period January 1, 2025 through March 31, 2025 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2025, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO All Asset Fund	$1,151,165	$2,187,837

PIMCO All Asset All Authority Fund	1,644,675	5,400,529

PIMCO Global Core Asset Allocation Fund	51,944	4,409

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO All Asset Fund	$11,464,138	$411,433	$(682,009)	$(270,576)

PIMCO All Asset All Authority Fund	1,438,256	67,398	(106,258)	(38,860)

PIMCO Global Core Asset Allocation Fund	330,052	8,463	(11,628)	(3,165)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, Controlled Foreign Corporation (CFC) Transactions, and interest accrued on defaulted securities.

For the fiscal years ended March 31, 2025 and March 31, 2024, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2025			March 31, 2024

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO All Asset Fund	$717,314	$0	$0	$516,023	$0	$0

PIMCO All Asset All Authority Fund	32,065	0	0	46,369	0	883

PIMCO Global Core Asset Allocation Fund	3,750	0	0	5,450	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

68	PIMCO ASSET ALLOCATION FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Global Core Asset Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting PIMCO Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations, of changes in net assets and, for the fund indicated in the table below, of cash flows, for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2025, the results of each of their operations, the changes in each of their net assets and, for the fund indicated in the table below, its cash flows, for the periods indicated in the table below, and each of the financial highlights for each of the five years in the period ended March 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

PIMCO All Asset Fund (1)

PIMCO All Asset All Authority Fund (2)

PIMCO Global Core Asset Allocation Fund (1)*

(1) Statement of operations for the year ended March 31, 2025 and statement of changes in net assets for the years ended March 31, 2025 and 2024

(2) Statement of operations and statement of cash flows for the year ended March 31, 2025, and statement of changes in net assets for the years ended March 31, 2025 and 2024

* The financial statements for PIMCO Global Core Asset Allocation Fund are presented on a consolidated basis

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2025

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	69

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc

BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSS	Banco Santander S.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank

DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar

BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol

CAD	Canadian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso

CHF	Swiss Franc	IDR	Indonesian Rupiah	PLN	Polish Zloty

CLP	Chilean Peso	ILS	Israeli Shekel	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SGD	Singapore Dollar

CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	THB	Thai Baht

COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira

CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar

DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

EGP	Egyptian Pound	NOK	Norwegian Krone	ZAR	South African Rand

EUR	Euro

Exchange Abbreviations:

FTSE	Financial Times Stock Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BOBL	Bundesobligation, the German word for federal government bond	FEDL01	Federal funds effective rate	NDUEACWF	MSCI ACWI Index Future

BRENT	Brent Crude	IBR	Indicador Bancario de Referencia	OMX	Stockholm 30 Index

CAONREPO	Canadian Overnight Repo Rate Average	JPACWILV	J.P. Morgan Custom Equity Index	SIBCSORA	Singapore Overnight Rate Average

CDX.IG	Credit Derivatives Index - Investment Grade	MLPIPOWR	Bank of America Custom Equity Index	SOFR	Secured Overnight Financing Rate

CMBX	Commercial Mortgage-Backed Index	MLPIREIL	Merrill Lynch Custom Equity Index	SONIO	Sterling Overnight Interbank Average Rate

CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIS	Merrill Lynch Custom Equity Index	SPI 200	Australian Equity Futures Index

CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	TOPIX	Tokyo Price Index

DWRTFT	Dow Jones Wilshire REIT Total Return Index

Other Abbreviations:

ABS	Asset-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate

BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending

BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	SP - ADR	Sponsored American Depositary Receipt

BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBA	To-Be-Announced

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TELBOR	Tel Aviv Inter-Bank Offered Rate

CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THOR	Thai Overnight Baht Repurchase Rate

CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

DAC	Designated Activity Company	oz.	Ounce	WIBOR	Warsaw Interbank Offered Rate

EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind	WTI	West Texas Intermediate

JIBAR	Johannesburg Interbank Agreed Rate

70	PIMCO ASSET ALLOCATION FUNDS

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended March 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO All Asset Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.2270	$0.0000	$0.0000	$0.2270

March 2025	$0.1437	$0.0000	$0.0000	$0.1437

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.2236	$0.0000	$0.0000	$0.2236

March 2025	$0.1412	$0.0000	$0.0000	$0.1412

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.2190	$0.0000	$0.0000	$0.2190

March 2025	$0.1397	$0.0000	$0.0000	$0.1397

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.2185	$0.0000	$0.0000	$0.2185

March 2025	$0.1379	$0.0000	$0.0000	$0.1379

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.2117	$0.0000	$0.0000	$0.2117

March 2025	$0.1331	$0.0000	$0.0000	$0.1331

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1853	$0.0000	$0.0000	$0.1853

March 2025	$0.1151	$0.0000	$0.0000	$0.1151

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.2038	$0.0000	$0.0000	$0.2038

March 2025	$0.1277	$0.0000	$0.0000	$0.1277

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	71

Distribution Information	(Cont.)	(Unaudited)

PIMCO All Asset All Authority Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0523	$0.0000	$0.0000	$0.0523

March 2025	$0.0725	$0.0000	$0.0000	$0.0725

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0503	$0.0000	$0.0000	$0.0503

March 2025	$0.0712	$0.0000	$0.0000	$0.0712

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0494	$0.0000	$0.0000	$0.0494

March 2025	$0.0704	$0.0000	$0.0000	$0.0704

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0433	$0.0000	$0.0000	$0.0433

March 2025	$0.0663	$0.0000	$0.0000	$0.0663

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0277	$0.0000	$0.0000	$0.0277

March 2025	$0.0553	$0.0000	$0.0000	$0.0553

PIMCO Global Core Asset Allocation Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1078	$0.0000	$0.0000	$0.1078

March 2025	$0.0192	$0.0000	$0.0895	$0.1087

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0970	$0.0000	$0.0000	$0.0970

March 2025	$0.0186	$0.0000	$0.0869	$0.1055

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0586	$0.0000	$0.0000	$0.0586

March 2025	$0.0166	$0.0000	$0.0778	$0.0944

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0000	$0.0000	$0.0000	$0.0000

March 2025	$0.0126	$0.0000	$0.0589	$0.0715

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

72	PIMCO ASSET ALLOCATION FUNDS

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2025 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Funds intend to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO All Asset Fund	0.00%	1.98%	$135	$0

PIMCO All Asset All Authority Fund	0.00%	4.60%	71	0

PIMCO Global Core Asset Allocation Fund	3.53%	3.51%	1,947	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	73

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

74	PIMCO ASSET ALLOCATION FUNDS

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal – Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	35,155,639,503.71	541,564,301.84

Kimberley G. Stafford†	35,335,546,173.41	361,657,632.15

Michael J. Berchtold	35,329,119,814.53	368,083,991.02

Jennifer Holden Dunbar	35,291,747,375.28	405,456,430.27

Kym M. Hubbard	35,275,801,900.63	421,401,904.92

Gary F. Kennedy	32,867,722,905.96	2,829,480,899.59

Anne K. Kratky	35,267,192,460.47	430,011,345.09

Steven Lipiner	35,327,604,784.63	369,599,020.93

Peter B. McCarthy	34,965,645,653.53	731,558,152.02

Ronald C. Parker	35,126,210,479.41	570,993,326.14

†	Interested Trustee

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	75

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

76	PIMCO ASSET ALLOCATION FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive,

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

660 Newport Center Drive, Suite 300

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSAALLOCFSTMAR_033125

PIMCO FUNDS

Annual Financial and Other Information

March 31, 2025

Tax-Efficient Strategy Funds

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Municipal Bond Fund

PIMCO California Short Duration Municipal Income Fund

PIMCO High Yield Municipal Bond Fund

PIMCO Municipal Bond Fund

PIMCO National Intermediate Municipal Bond Fund

PIMCO New York Municipal Bond Fund

PIMCO Short Duration Municipal Income Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO California Intermediate Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund (each, a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain

2	PIMCO TAX-EFFICIENT STRATEGY FUNDS

bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Certain instruments in which a Fund may invest have historically referenced the London Interbank Offered Rate (“LIBOR”) to, among other things, determine payment obligations, financing terms, hedging strategies or investment value. LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. As of June 30, 2023, LIBOR was determined to be no longer representative but certain settings of LIBOR continued to be published synthetically until September 30, 2024. Publication of all LIBOR settings has since permanently ceased. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop (e.g., the Secured Overnight Financing Rate (SOFR) for USD-LIBOR). While the transition from LIBOR has been substantially completed, there remains residual risks associated with the transition that may impact markets or particular investments and, as such, the full impact of the transition on a Fund or the financial instruments in which a Fund invests cannot yet be fully determined. For example, so-called “tough legacy” contracts have LIBOR interest rate provisions with no fallback provisions contemplating the permanent discontinuation of LIBOR, fallback provisions which may have not effectively resulted in a transition away from LIBOR prior to LIBOR’s replacement date or otherwise have inadequate fallback provisions. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on SOFR for tough legacy contracts governed by U.S. law. On February 27, 2023, the Federal Reserve System’s final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts. Certain of a Fund’s investments may have involved individual tough legacy contracts which may be subject to the Adjustable Interest Rate (LIBOR) Act or were subject to synthetic LIBOR and no assurances can be given that these measures will have had the intended effects.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Class A	Class C	Class C-2	Diversification Status
PIMCO California Intermediate Municipal Bond Fund	08/31/99	08/31/99	04/30/08	—	10/19/99	08/31/09	—	Diversified
PIMCO California Municipal Bond Fund	05/31/12	05/31/12	05/31/12	—	05/31/12	05/31/12	—	Diversified
PIMCO California Short Duration Municipal Income Fund	08/31/06	08/31/06	05/30/08	—	08/31/06	—	—	Diversified
PIMCO High Yield Municipal Bond Fund	07/31/06	07/31/06	04/30/08	07/30/21	07/31/06	12/29/06	—	Diversified
PIMCO Municipal Bond Fund	12/31/97	12/31/97	04/30/08	07/30/21	04/01/98	04/01/98	—	Diversified
PIMCO National Intermediate Municipal Bond Fund	05/31/12	05/31/12	05/31/12	—	05/31/12	05/31/12	—	Diversified
PIMCO New York Municipal Bond Fund	08/31/99	08/31/99	11/19/10	07/30/21	10/19/99	08/31/09	—	Non-Diversified
PIMCO Short Duration Municipal Income Fund	08/31/99	08/31/99	04/30/08	07/30/21	03/28/02	03/28/02	10/21/20	Diversified

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	3

Important Information About the Funds	(Cont.)

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivative instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO TAX-EFFICIENT STRATEGY FUNDS

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO California Intermediate Municipal Bond Fund
Institutional Class

03/31/2025	$9.41	$0.32	$(0.15)	$0.17	$(0.32)	$0.00	$(0.32)

03/31/2024	9.33	0.28	0.08	0.36	(0.28)	0.00	(0.28)

03/31/2023	9.48	0.24	(0.15)	0.09	(0.24)	0.00	(0.24)

03/31/2022	10.10	0.15	(0.61)	(0.46)	(0.16)	0.00	(0.16)

03/31/2021	9.85	0.21	0.25	0.46	(0.21)	0.00	(0.21)
I-2

03/31/2025	9.41	0.31	(0.15)	0.16	(0.31)	0.00	(0.31)

03/31/2024	9.33	0.28	0.07	0.35	(0.27)	0.00	(0.27)

03/31/2023	9.48	0.23	(0.15)	0.08	(0.23)	0.00	(0.23)

03/31/2022	10.10	0.14	(0.61)	(0.47)	(0.15)	0.00	(0.15)

03/31/2021	9.85	0.20	0.25	0.45	(0.20)	0.00	(0.20)
Class A

03/31/2025	9.41	0.29	(0.15)	0.14	(0.29)	0.00	(0.29)

03/31/2024	9.33	0.25	0.08	0.33	(0.25)	0.00	(0.25)

03/31/2023	9.48	0.21	(0.15)	0.06	(0.21)	0.00	(0.21)

03/31/2022	10.10	0.12	(0.62)	(0.50)	(0.12)	0.00	(0.12)

03/31/2021	9.85	0.18	0.25	0.43	(0.18)	0.00	(0.18)
Class C

03/31/2025	9.41	0.22	(0.15)	0.07	(0.22)	0.00	(0.22)

03/31/2024	9.33	0.18	0.08	0.26	(0.18)	0.00	(0.18)

03/31/2023	9.48	0.14	(0.15)	(0.01)	(0.14)	0.00	(0.14)

03/31/2022	10.10	0.05	(0.62)	(0.57)	(0.05)	0.00	(0.05)

03/31/2021	9.85	0.10	0.25	0.35	(0.10)	0.00	(0.10)

PIMCO California Municipal Bond Fund
Institutional Class

03/31/2025	$10.74	$0.39	$(0.18)	$0.21	$(0.39)	$0.00	$(0.39)

03/31/2024	10.51	0.39	0.22	0.61	(0.38)	0.00	(0.38)

03/31/2023	10.98	0.32	(0.47)	(0.15)	(0.32)	0.00	(0.32)

03/31/2022	11.65	0.22	(0.68)	(0.46)	(0.21)	0.00	(0.21)

03/31/2021	11.17	0.22	0.48	0.70	(0.22)	0.00	(0.22)
I-2

03/31/2025	10.74	0.38	(0.18)	0.20	(0.38)	0.00	(0.38)

03/31/2024	10.51	0.38	0.22	0.60	(0.37)	0.00	(0.37)

03/31/2023	10.98	0.31	(0.47)	(0.16)	(0.31)	0.00	(0.31)

03/31/2022	11.65	0.20	(0.68)	(0.48)	(0.19)	0.00	(0.19)

03/31/2021	11.17	0.20	0.49	0.69	(0.21)	0.00	(0.21)
Class A

03/31/2025	10.74	0.35	(0.18)	0.17	(0.35)	0.00	(0.35)

03/31/2024	10.51	0.35	0.23	0.58	(0.35)	0.00	(0.35)

03/31/2023	10.98	0.28	(0.47)	(0.19)	(0.28)	0.00	(0.28)

03/31/2022	11.65	0.18	(0.69)	(0.51)	(0.16)	0.00	(0.16)

03/31/2021	11.17	0.18	0.48	0.66	(0.18)	0.00	(0.18)
Class C

03/31/2025	10.74	0.27	(0.18)	0.09	(0.27)	0.00	(0.27)

03/31/2024	10.51	0.27	0.23	0.50	(0.27)	0.00	(0.27)

03/31/2023	10.98	0.20	(0.47)	(0.27)	(0.20)	0.00	(0.20)

03/31/2022	11.65	0.09	(0.68)	(0.59)	(0.08)	0.00	(0.08)

03/31/2021	11.17	0.09	0.49	0.58	(0.10)	0.00	(0.10)

PIMCO California Short Duration Municipal Income Fund
Institutional Class

03/31/2025	$9.63	$0.28	$(0.01)	$0.27	$(0.28)	$0.00	$(0.28)

03/31/2024	9.61	0.25	0.02	0.27	(0.25)	0.00	(0.25)

03/31/2023	9.65	0.18	(0.04)	0.14	(0.18)	0.00	(0.18)

03/31/2022	9.96	0.10	(0.31)	(0.21)	(0.10)	0.00	(0.10)

03/31/2021	9.84	0.11	0.12	0.23	(0.11)	0.00	(0.11)

6	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.26	1.81%	$121,901	0.445%	0.445%	0.445%	0.445%	3.42%	58%

9.41	3.97	126,420	0.445	0.445	0.445	0.445	3.09	25

9.33	0.98	84,144	0.455	0.455	0.445	0.445	2.57	69

9.48	(4.66)	142,651	0.445	0.445	0.445	0.445	1.52	36

10.10	4.70	119,694	0.445	0.445	0.445	0.445	2.07	22

9.26	1.71	25,420	0.545	0.545	0.545	0.545	3.32	58

9.41	3.86	21,662	0.545	0.545	0.545	0.545	3.00	25

9.33	0.87	13,596	0.555	0.555	0.545	0.545	2.46	69

9.48	(4.75)	18,742	0.545	0.545	0.545	0.545	1.43	36

10.10	4.59	20,571	0.545	0.545	0.545	0.545	1.98	22

9.26	1.47	47,751	0.775	0.775	0.775	0.775	3.09	58

9.41	3.63	40,582	0.775	0.775	0.775	0.775	2.75	25

9.33	0.64	42,848	0.785	0.785	0.775	0.775	2.22	69

9.48	(4.97)	55,743	0.775	0.775	0.775	0.775	1.20	36

10.10	4.35	77,522	0.775	0.775	0.775	0.775	1.75	22

9.26	0.72	2,801	1.525	1.525	1.525	1.525	2.34	58

9.41	2.86	2,678	1.525	1.525	1.525	1.525	1.99	25

9.33	(0.11)	3,839	1.535	1.535	1.525	1.525	1.50	69

9.48	(5.69)	3,771	1.525	1.525	1.525	1.525	0.45	36

10.10	3.57	5,612	1.525	1.525	1.525	1.525	1.00	22

$10.56	1.95%	$148,837	0.44%	0.44%	0.44%	0.44%	3.59%	24%

10.74	6.00	55,833	0.44	0.44	0.44	0.44	3.72	37

10.51	(1.30)	47,877	0.45	0.45	0.44	0.44	3.05	78

10.98	(4.08)	45,274	0.44	0.44	0.44	0.44	1.85	31

11.65	6.34	43,961	0.44	0.44	0.44	0.44	1.87	27

10.56	1.85	74,147	0.54	0.54	0.54	0.54	3.52	24

10.74	5.90	51,383	0.54	0.54	0.54	0.54	3.65	37

10.51	(1.40)	27,685	0.55	0.55	0.54	0.54	2.98	78

10.98	(4.18)	22,215	0.54	0.54	0.54	0.54	1.75	31

11.65	6.24	21,952	0.54	0.54	0.54	0.54	1.73	27

10.56	1.60	110,269	0.79	0.79	0.79	0.79	3.26	24

10.74	5.63	61,640	0.79	0.79	0.79	0.79	3.38	37

10.51	(1.65)	45,226	0.80	0.80	0.79	0.79	2.70	78

10.98	(4.42)	44,434	0.79	0.79	0.79	0.79	1.50	31

11.65	5.97	47,504	0.79	0.79	0.79	0.79	1.54	27

10.56	0.84	2,427	1.54	1.54	1.54	1.54	2.53	24

10.74	4.85	2,702	1.54	1.54	1.54	1.54	2.63	37

10.51	(2.39)	2,104	1.55	1.55	1.54	1.54	1.90	78

10.98	(5.14)	2,895	1.54	1.54	1.54	1.54	0.76	31

11.65	5.18	2,797	1.54	1.54	1.54	1.54	0.79	27

$9.62	2.83%	$102,684	0.33%	0.33%	0.33%	0.33%	2.90%	47%

9.63	2.87	83,368	0.33	0.33	0.33	0.33	2.60	23

9.61	1.44	129,990	0.33	0.33	0.33	0.33	1.85	57

9.65	(2.09)	102,037	0.33	0.33	0.33	0.33	0.98	53

9.96	2.39	106,925	0.33	0.33	0.33	0.33	1.13	44

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO California Short Duration Municipal Income Fund (Cont.)
I-2

03/31/2025	$9.63	$0.27	$(0.01)	$0.26	$(0.27)	$0.00	$(0.27)

03/31/2024	9.61	0.24	0.02	0.26	(0.24)	0.00	(0.24)

03/31/2023	9.65	0.17	(0.04)	0.13	(0.17)	0.00	(0.17)

03/31/2022	9.96	0.09	(0.31)	(0.22)	(0.09)	0.00	(0.09)

03/31/2021	9.84	0.10	0.12	0.22	(0.10)	0.00	(0.10)
Class A

03/31/2025	9.63	0.24	(0.01)	0.23	(0.24)	0.00	(0.24)

03/31/2024	9.61	0.21	0.02	0.23	(0.21)	0.00	(0.21)

03/31/2023	9.65	0.13	(0.03)	0.10	(0.14)	0.00	(0.14)

03/31/2022	9.96	0.06	(0.31)	(0.25)	(0.06)	0.00	(0.06)

03/31/2021	9.84	0.07	0.12	0.19	(0.07)	0.00	(0.07)

PIMCO High Yield Municipal Bond Fund
Institutional Class

03/31/2025	$8.50	$0.38	$(0.10)	$0.28	$(0.38)	$0.00	$(0.38)

03/31/2024	8.29	0.40	0.21	0.61	(0.40)	0.00	(0.40)

03/31/2023	9.07	0.38	(0.77)	(0.39)	(0.38)	(0.01)	(0.39)

03/31/2022	9.67	0.32	(0.53)	(0.21)	(0.31)	(0.08)	(0.39)

03/31/2021	9.03	0.28	0.69	0.97	(0.28)	(0.05)	(0.33)
I-2

03/31/2025	8.50	0.37	(0.10)	0.27	(0.37)	0.00	(0.37)

03/31/2024	8.29	0.39	0.21	0.60	(0.39)	0.00	(0.39)

03/31/2023	9.07	0.37	(0.77)	(0.40)	(0.37)	(0.01)	(0.38)

03/31/2022	9.67	0.31	(0.53)	(0.22)	(0.30)	(0.08)	(0.38)

03/31/2021	9.03	0.27	0.69	0.96	(0.27)	(0.05)	(0.32)
I-3

03/31/2025	8.50	0.37	(0.10)	0.27	(0.37)	0.00	(0.37)

03/31/2024	8.29	0.39	0.21	0.60	(0.39)	0.00	(0.39)

03/31/2023	9.07	0.38	(0.78)	(0.40)	(0.37)	(0.01)	(0.38)

07/30/2021-03/31/2022	10.05	0.25	(0.95)	(0.70)	(0.20)	(0.08)	(0.28)
Class A

03/31/2025	8.50	0.36	(0.11)	0.25	(0.35)	0.00	(0.35)

03/31/2024	8.29	0.38	0.20	0.58	(0.37)	0.00	(0.37)

03/31/2023	9.07	0.35	(0.77)	(0.42)	(0.35)	(0.01)	(0.36)

03/31/2022	9.67	0.29	(0.53)	(0.24)	(0.28)	(0.08)	(0.36)

03/31/2021	9.03	0.25	0.69	0.94	(0.25)	(0.05)	(0.30)
Class C

03/31/2025	8.50	0.29	(0.10)	0.19	(0.29)	0.00	(0.29)

03/31/2024	8.29	0.31	0.21	0.52	(0.31)	0.00	(0.31)

03/31/2023	9.07	0.29	(0.77)	(0.48)	(0.29)	(0.01)	(0.30)

03/31/2022	9.67	0.22	(0.54)	(0.32)	(0.20)	(0.08)	(0.28)

03/31/2021	9.03	0.18	0.69	0.87	(0.18)	(0.05)	(0.23)

PIMCO Municipal Bond Fund
Institutional Class

03/31/2025	$9.47	$0.38	$(0.18)	$0.20	$(0.37)	$0.00	$(0.37)

03/31/2024	9.26	0.37	0.21	0.58	(0.37)	0.00	(0.37)

03/31/2023	9.76	0.31	(0.50)	(0.19)	(0.31)	0.00	(0.31)

03/31/2022	10.38	0.23	(0.63)	(0.40)	(0.22)	0.00	(0.22)

03/31/2021	9.95	0.24	0.43	0.67	(0.24)	0.00	(0.24)
I-2

03/31/2025	9.47	0.37	(0.18)	0.19	(0.36)	0.00	(0.36)

03/31/2024	9.26	0.36	0.21	0.57	(0.36)	0.00	(0.36)

03/31/2023	9.76	0.31	(0.51)	(0.20)	(0.30)	0.00	(0.30)

03/31/2022	10.38	0.22	(0.63)	(0.41)	(0.21)	0.00	(0.21)

03/31/2021	9.95	0.23	0.43	0.66	(0.23)	0.00	(0.23)

8	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.62	2.73%	$20,131	0.43%	0.43%	0.43%	0.43%	2.81%	47%

9.63	2.77	19,955	0.43	0.43	0.43	0.43	2.50	23

9.61	1.34	31,976	0.43	0.43	0.43	0.43	1.74	57

9.65	(2.18)	27,684	0.43	0.43	0.43	0.43	0.89	53

9.96	2.28	17,686	0.43	0.43	0.43	0.43	1.03	44

9.62	2.42	17,091	0.73	0.73	0.73	0.73	2.51	47

9.63	2.47	19,310	0.73	0.73	0.73	0.73	2.22	23

9.61	1.03	20,070	0.73	0.73	0.73	0.73	1.40	57

9.65	(2.48)	24,755	0.73	0.73	0.73	0.73	0.59	53

9.96	1.98	37,831	0.73	0.73	0.73	0.73	0.73	44

$8.40	3.31%	$2,517,725	0.55%	0.55%	0.55%	0.55%	4.48%	21%

8.50	7.59	1,916,467	0.56	0.56	0.55	0.55	4.86	34

8.29	(4.22)	1,298,587	0.60	0.60	0.55	0.55	4.51	72

9.07	(2.39)	1,290,792	0.57	0.57	0.55	0.55	3.28	34

9.67	10.90	1,490,516	0.57	0.57	0.55	0.55	2.92	39

8.40	3.21	1,530,534	0.65	0.65	0.65	0.65	4.39	21

8.50	7.48	1,204,853	0.66	0.66	0.65	0.65	4.76	34

8.29	(4.32)	594,074	0.70	0.70	0.65	0.65	4.38	72

9.07	(2.49)	601,652	0.67	0.67	0.65	0.65	3.20	34

9.67	10.79	610,083	0.67	0.67	0.65	0.65	2.86	39

8.40	3.16	74,339	0.70	0.75	0.70	0.75	4.32	21

8.50	7.43	46,414	0.71	0.76	0.70	0.75	4.72	34

8.29	(4.36)	16,569	0.75	0.80	0.70	0.75	4.56	72

9.07	(7.06)	905	0.72 *	0.77 *	0.70 *	0.75 *	3.99	34

8.40	3.00	1,384,873	0.85	0.85	0.85	0.85	4.18	21

8.50	7.27	983,868	0.86	0.86	0.85	0.85	4.56	34

8.29	(4.51)	736,046	0.90	0.90	0.85	0.85	4.17	72

9.07	(2.69)	838,154	0.87	0.87	0.85	0.85	2.99	34

9.67	10.57	912,461	0.87	0.87	0.85	0.85	2.69	39

8.40	2.24	60,176	1.60	1.60	1.60	1.60	3.45	21

8.50	6.48	57,503	1.61	1.61	1.60	1.60	3.81	34

8.29	(5.23)	49,975	1.65	1.65	1.60	1.60	3.41	72

9.07	(3.42)	59,579	1.62	1.62	1.60	1.60	2.23	34

9.67	9.75	69,741	1.62	1.62	1.60	1.60	1.97	39

$9.30	2.15%	$1,416,452	0.44%	0.44%	0.44%	0.44%	3.97%	25%

9.47	6.38	1,095,605	0.44	0.44	0.44	0.44	4.00	59

9.26	(1.88)	659,435	0.47	0.47	0.44	0.44	3.35	85

9.76	(3.93)	736,281	0.45	0.45	0.44	0.44	2.17	41

10.38	6.78	537,075	0.46	0.46	0.44	0.44	2.31	37

9.30	2.05	1,556,885	0.54	0.54	0.54	0.54	3.86	25

9.47	6.27	833,426	0.54	0.54	0.54	0.54	3.89	59

9.26	(1.98)	695,029	0.57	0.57	0.54	0.54	3.29	85

9.76	(4.02)	516,234	0.55	0.55	0.54	0.54	2.07	41

10.38	6.68	492,831	0.56	0.56	0.54	0.54	2.21	37

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO Municipal Bond Fund (Cont.)
I-3

03/31/2025	$9.47	$0.36	$(0.17)	$0.19	$(0.36)	$0.00	$(0.36)

03/31/2024	9.26	0.37	0.19	0.56	(0.35)	0.00	(0.35)

03/31/2023	9.76	0.31	(0.51)	(0.20)	(0.30)	0.00	(0.30)

07/30/2021-03/31/2022	10.64	0.16	(0.90)	(0.74)	(0.14)	0.00	(0.14)
Class A

03/31/2025	9.47	0.35	(0.18)	0.17	(0.34)	0.00	(0.34)

03/31/2024	9.26	0.34	0.21	0.55	(0.34)	0.00	(0.34)

03/31/2023	9.76	0.28	(0.50)	(0.22)	(0.28)	0.00	(0.28)

03/31/2022	10.38	0.19	(0.62)	(0.43)	(0.19)	0.00	(0.19)

03/31/2021	9.95	0.20	0.44	0.64	(0.21)	0.00	(0.21)
Class C

03/31/2025	9.47	0.30	(0.17)	0.13	(0.30)	0.00	(0.30)

03/31/2024	9.26	0.29	0.21	0.50	(0.29)	0.00	(0.29)

03/31/2023	9.76	0.24	(0.51)	(0.27)	(0.23)	0.00	(0.23)

03/31/2022	10.38	0.14	(0.62)	(0.48)	(0.14)	0.00	(0.14)

03/31/2021	9.95	0.16	0.43	0.59	(0.16)	0.00	(0.16)

PIMCO National Intermediate Municipal Bond Fund
Institutional Class

03/31/2025	$10.40	$0.38	$(0.18)	$0.20	$(0.38)	$0.00	$(0.38)

03/31/2024	10.27	0.36	0.13	0.49	(0.36)	0.00	(0.36)

03/31/2023	10.36	0.29	(0.11)	0.18	(0.27)	0.00	(0.27)

03/31/2022	11.01	0.21	(0.65)	(0.44)	(0.21)	0.00	(0.21)

03/31/2021	10.61	0.22	0.40	0.62	(0.22)	0.00	(0.22)
I-2

03/31/2025	10.40	0.36	(0.17)	0.19	(0.37)	0.00	(0.37)

03/31/2024	10.27	0.36	0.12	0.48	(0.35)	0.00	(0.35)

03/31/2023	10.36	0.26	(0.09)	0.17	(0.26)	0.00	(0.26)

03/31/2022	11.01	0.20	(0.65)	(0.45)	(0.20)	0.00	(0.20)

03/31/2021	10.61	0.21	0.40	0.61	(0.21)	0.00	(0.21)
Class A

03/31/2025	10.40	0.34	(0.18)	0.16	(0.34)	0.00	(0.34)

03/31/2024	10.27	0.33	0.13	0.46	(0.33)	0.00	(0.33)

03/31/2023	10.36	0.24	(0.10)	0.14	(0.23)	0.00	(0.23)

03/31/2022	11.01	0.17	(0.65)	(0.48)	(0.17)	0.00	(0.17)

03/31/2021	10.61	0.18	0.40	0.58	(0.18)	0.00	(0.18)
Class C

03/31/2025	10.40	0.29	(0.18)	0.11	(0.29)	0.00	(0.29)

03/31/2024	10.27	0.28	0.13	0.41	(0.28)	0.00	(0.28)

03/31/2023	10.36	0.19	(0.10)	0.09	(0.18)	0.00	(0.18)

03/31/2022	11.01	0.12	(0.65)	(0.53)	(0.12)	0.00	(0.12)

03/31/2021	10.61	0.13	0.40	0.53	(0.13)	0.00	(0.13)

PIMCO New York Municipal Bond Fund
Institutional Class

03/31/2025	$10.85	$0.39	$(0.24)	$0.15	$(0.39)	$0.00	$(0.39)

03/31/2024	10.69	0.39	0.16	0.55	(0.39)	0.00	(0.39)

03/31/2023	11.11	0.32	(0.42)	(0.10)	(0.32)	0.00	(0.32)

03/31/2022	11.75	0.23	(0.64)	(0.41)	(0.23)	0.00	(0.23)

03/31/2021	11.41	0.23	0.34	0.57	(0.23)	0.00	(0.23)
I-2

03/31/2025	10.85	0.38	(0.24)	0.14	(0.38)	0.00	(0.38)

03/31/2024	10.69	0.38	0.16	0.54	(0.38)	0.00	(0.38)

03/31/2023	11.11	0.32	(0.43)	(0.11)	(0.31)	0.00	(0.31)

03/31/2022	11.75	0.22	(0.65)	(0.43)	(0.21)	0.00	(0.21)

03/31/2021	11.41	0.22	0.34	0.56	(0.22)	0.00	(0.22)
I-3

03/31/2025	10.85	0.37	(0.24)	0.13	(0.37)	0.00	(0.37)

03/31/2024	10.69	0.38	0.15	0.53	(0.37)	0.00	(0.37)

03/31/2023	11.11	0.34	(0.45)	(0.11)	(0.31)	0.00	(0.31)

07/30/2021-03/31/2022	12.03	0.16	(0.94)	(0.78)	(0.14)	0.00	(0.14)

10	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.30	2.00%	$26,800	0.59%	0.64%	0.59%	0.64%	3.79%	25%

9.47	6.22	9,865	0.59	0.64	0.59	0.64	3.94	59

9.26	(2.03)	1,643	0.62	0.67	0.59	0.64	3.37	85

9.76	(7.00)	535	0.60 *	0.65 *	0.59 *	0.64 *	2.47 *	41

9.30	1.83	785,436	0.75	0.75	0.75	0.75	3.66	25

9.47	6.05	645,072	0.75	0.75	0.75	0.75	3.67	59

9.26	(2.19)	541,571	0.78	0.78	0.75	0.75	3.04	85

9.76	(4.23)	637,217	0.76	0.76	0.75	0.75	1.84	41

10.38	6.45	913,874	0.77	0.77	0.75	0.75	1.98	37

9.30	1.33	31,606	1.25	1.25	1.25	1.25	3.17	25

9.47	5.53	29,913	1.25	1.25	1.25	1.25	3.17	59

9.26	(2.68)	30,867	1.28	1.28	1.25	1.25	2.53	85

9.76	(4.70)	37,528	1.26	1.26	1.25	1.25	1.35	41

10.38	5.92	46,906	1.27	1.27	1.25	1.25	1.52	37

$10.22	1.90%	$628,265	0.45%	0.45%	0.45%	0.45%	3.63%	20%

10.40	4.91	441,816	0.45	0.45	0.45	0.45	3.57	47

10.27	1.81	332,824	0.45	0.45	0.45	0.45	2.89	68

10.36	(4.06)	89,322	0.45	0.45	0.45	0.45	1.91	27

11.01	5.89	88,749	0.45	0.45	0.45	0.45	2.03	18

10.22	1.80	176,827	0.55	0.55	0.55	0.55	3.51	20

10.40	4.81	99,845	0.55	0.55	0.55	0.55	3.49	47

10.27	1.70	48,769	0.55	0.55	0.55	0.55	2.58	68

10.36	(4.16)	40,567	0.55	0.55	0.55	0.55	1.81	27

11.01	5.78	49,769	0.55	0.55	0.55	0.55	1.92	18

10.22	1.55	118,602	0.80	0.80	0.80	0.80	3.28	20

10.40	4.55	92,710	0.80	0.80	0.80	0.80	3.22	47

10.27	1.45	64,286	0.80	0.80	0.80	0.80	2.35	68

10.36	(4.40)	51,778	0.80	0.80	0.80	0.80	1.57	27

11.01	5.52	47,294	0.80	0.80	0.80	0.80	1.68	18

10.22	1.04	4,773	1.30	1.30	1.30	1.30	2.79	20

10.40	4.03	5,009	1.30	1.30	1.30	1.30	2.74	47

10.27	0.94	2,656	1.30	1.30	1.30	1.30	1.87	68

10.36	(4.87)	2,237	1.30	1.30	1.30	1.30	1.06	27

11.01	4.99	2,369	1.30	1.30	1.30	1.30	1.19	18

$10.61	1.34%	$290,696	0.445%	0.445%	0.445%	0.445%	3.57%	14%

10.85	5.25	235,716	0.445	0.445	0.445	0.445	3.69	18

10.69	(0.78)	142,333	0.455	0.455	0.445	0.445	3.03	64

11.11	(3.62)	190,751	0.445	0.445	0.445	0.445	1.95	23

11.75	5.08	181,033	0.445	0.445	0.445	0.445	2.01	31

10.61	1.24	149,839	0.545	0.545	0.545	0.545	3.47	14

10.85	5.14	108,170	0.545	0.545	0.545	0.545	3.59	18

10.69	(0.88)	69,923	0.555	0.555	0.545	0.545	2.97	64

11.11	(3.71)	72,230	0.545	0.545	0.545	0.545	1.84	23

11.75	4.97	73,929	0.545	0.545	0.545	0.545	1.91	31

10.61	1.19	1,554	0.595	0.645	0.595	0.645	3.41	14

10.85	5.09	1,183	0.595	0.645	0.595	0.645	3.54	18

10.69	(0.93)	577	0.605	0.655	0.595	0.645	3.15	64

11.11	(6.54)	117	0.595 *	0.645 *	0.595 *	0.645 *	2.10 *	23

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	11

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO New York Municipal Bond Fund (Cont.)
Class A

03/31/2025	$10.85	$0.35	$(0.24)	$0.11	$(0.35)	$0.00	$(0.35)

03/31/2024	10.69	0.35	0.16	0.51	(0.35)	0.00	(0.35)

03/31/2023	11.11	0.29	(0.42)	(0.13)	(0.29)	0.00	(0.29)

03/31/2022	11.75	0.19	(0.64)	(0.45)	(0.19)	0.00	(0.19)

03/31/2021	11.41	0.20	0.34	0.54	(0.20)	0.00	(0.20)
Class C

03/31/2025	10.85	0.27	(0.24)	0.03	(0.27)	0.00	(0.27)

03/31/2024	10.69	0.27	0.16	0.43	(0.27)	0.00	(0.27)

03/31/2023	11.11	0.21	(0.42)	(0.21)	(0.21)	0.00	(0.21)

03/31/2022	11.75	0.10	(0.64)	(0.54)	(0.10)	0.00	(0.10)

03/31/2021	11.41	0.11	0.34	0.45	(0.11)	0.00	(0.11)

PIMCO Short Duration Municipal Income Fund
Institutional Class

03/31/2025	$8.30	$0.28	$(0.01)	$0.27	$(0.28)	$0.00	$(0.28)

03/31/2024	8.27	0.26	0.03	0.29	(0.26)	0.00	(0.26)

03/31/2023	8.33	0.17	(0.06)	0.11	(0.17)	0.00	(0.17)

03/31/2022	8.58	0.09	(0.25)	(0.16)	(0.09)	0.00	(0.09)

03/31/2021	8.41	0.11	0.17	0.28	(0.11)	0.00	(0.11)
I-2

03/31/2025	8.30	0.27	(0.01)	0.26	(0.27)	0.00	(0.27)

03/31/2024	8.27	0.25	0.03	0.28	(0.25)	0.00	(0.25)

03/31/2023	8.33	0.16	(0.06)	0.10	(0.16)	0.00	(0.16)

03/31/2022	8.58	0.08	(0.25)	(0.17)	(0.08)	0.00	(0.08)

03/31/2021	8.41	0.10	0.17	0.27	(0.10)	0.00	(0.10)
I-3

03/31/2025	8.30	0.26	(0.01)	0.25	(0.26)	0.00	(0.26)

03/31/2024	8.27	0.26	0.02	0.28	(0.25)	0.00	(0.25)

03/31/2023	8.33	0.17	(0.07)	0.10	(0.16)	0.00	(0.16)

07/30/2021-03/31/2022	8.61	0.05	(0.28)	(0.23)	(0.05)	0.00	(0.05)
Class A

03/31/2025	8.30	0.24	(0.01)	0.23	(0.24)	0.00	(0.24)

03/31/2024	8.27	0.22	0.03	0.25	(0.22)	0.00	(0.22)

03/31/2023	8.33	0.13	(0.05)	0.08	(0.14)	0.00	(0.14)

03/31/2022	8.58	0.05	(0.25)	(0.20)	(0.05)	0.00	(0.05)

03/31/2021	8.41	0.07	0.18	0.25	(0.08)	0.00	(0.08)
Class C

03/31/2025	8.30	0.22	(0.01)	0.21	(0.22)	0.00	(0.22)

03/31/2024	8.27	0.20	0.03	0.23	(0.20)	0.00	(0.20)

03/31/2023	8.33	0.11	(0.06)	0.05	(0.11)	0.00	(0.11)

03/31/2022	8.58	0.03	(0.25)	(0.22)	(0.03)	0.00	(0.03)

03/31/2021	8.41	0.05	0.17	0.22	(0.05)	0.00	(0.05)
Class C-2

03/31/2025	8.30	0.20	(0.01)	0.19	(0.20)	0.00	(0.20)

03/31/2024	8.27	0.18	0.03	0.21	(0.18)	0.00	(0.18)

03/31/2023	8.33	0.09	(0.05)	0.04	(0.10)	0.00	(0.10)

03/31/2022	8.58	0.01	(0.25)	(0.24)	(0.01)	0.00	(0.01)

10/21/2020-03/31/2021	8.55	0.01	0.03	0.04	(0.01)	0.00	(0.01)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

12	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.61	1.01%	$423,243	0.775%		0.775%		0.775%		0.775%		3.23%		14%

10.85	4.90	303,563	0.775		0.775		0.775		0.775		3.34		18

10.69	(1.11)	254,890	0.785		0.785		0.775		0.775		2.72		64

11.11	(3.94)	321,595	0.775		0.775		0.775		0.775		1.61		23

11.75	4.73	395,441	0.775		0.775		0.775		0.775		1.68		31

10.61	0.26	10,132	1.525		1.525		1.525		1.525		2.50		14

10.85	4.12	11,961	1.525		1.525		1.525		1.525		2.58		18

10.69	(1.85)	15,638	1.535		1.535		1.525		1.525		1.98		64

11.11	(4.66)	18,104	1.525		1.525		1.525		1.525		0.86		23

11.75	3.95	22,314	1.525		1.525		1.525		1.525		0.93		31

$8.29	3.25%	$178,878	0.33%		0.33%		0.33%		0.33%		3.33%		41%

8.30	3.55	221,663	0.33		0.33		0.33		0.33		3.15		49

8.27	1.35	194,899	0.33		0.33		0.33		0.33		2.01		73

8.33	(1.90)	189,441	0.33		0.33		0.33		0.33		1.02		51

8.58	3.34	175,556	0.33		0.33		0.33		0.33		1.24		37

8.29	3.15	114,994	0.43		0.43		0.43		0.43		3.22		41

8.30	3.44	99,771	0.43		0.43		0.43		0.43		3.02		49

8.27	1.24	113,751	0.43		0.43		0.43		0.43		1.91		73

8.33	(2.00)	109,765	0.43		0.43		0.43		0.43		0.92		51

8.58	3.24	87,070	0.43		0.43		0.43		0.43		1.12		37

8.29	3.10	12,352	0.48		0.53		0.48		0.53		3.17		41

8.30	3.40	9,511	0.48		0.53		0.48		0.53		3.16		49

8.27	1.18	32	0.48		0.53		0.48		0.53		2.11		73

8.33	(2.69)	10	0.48	*	0.53	*	0.48	*	0.53	*	0.85	*	51

8.29	2.84	111,551	0.73		0.73		0.73		0.73		2.92		41

8.30	3.14	100,557	0.73		0.73		0.73		0.73		2.72		49

8.27	0.94	140,520	0.73		0.73		0.73		0.73		1.60		73

8.33	(2.29)	191,066	0.73		0.73		0.73		0.73		0.62		51

8.58	2.93	245,184	0.73		0.73		0.73		0.73		0.81		37

8.29	2.53	2,299	1.03		1.03		1.03		1.03		2.63		41

8.30	2.83	3,530	1.03		1.03		1.03		1.03		2.43		49

8.27	0.64	4,088	1.03		1.03		1.03		1.03		1.33		73

8.33	(2.59)	4,649	1.03		1.03		1.03		1.03		0.33		51

8.58	2.62	4,756	1.03		1.03		1.03		1.03		0.60		37

8.29	2.33	286	1.23		1.23		1.23		1.23		2.43		41

8.30	2.62	154	1.23		1.23		1.23		1.23		2.23		49

8.27	0.44	114	1.23		1.23		1.23		1.23		1.06		73

8.33	(2.78)	167	1.23		1.23		1.23		1.23		0.13		51

8.58	0.42	35	1.23	*	1.23	*	1.23	*	1.23	*	0.19	*	37

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	13

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Assets:

Investments, at value
Investments in securities	$194,757	$323,265	$133,063	$5,495,001
Investments in Affiliates	4,014	10,834	4,983	41,513
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	0	0	4
Cash	2	546	1	0
Deposits with counterparty	0	0	0	172
Receivable for investments sold	0	0	0	18,135
Receivable for Fund shares sold	314	1,126	735	11,334
Interest and/or dividends receivable	1,949	3,043	1,311	68,023
Dividends receivable from Affiliates	12	66	39	229
Reimbursement receivable from PIMCO	0	0	0	3
Total Assets	201,048	338,880	140,132	5,634,414

Liabilities:
Payable for investments purchased	$2,277	$2,120	$0	$50,042
Payable for investments in Affiliates purchased	13	68	39	232
Payable for Fund shares redeemed	628	852	121	11,095
Distributions payable	171	6	22	1,754
Overdraft due to custodian	0	0	0	687
Accrued investment advisory fees	35	55	20	1,335
Accrued supervisory and administrative fees	40	76	20	1,303
Accrued distribution fees	1	1	0	36
Accrued servicing fees	10	22	4	283
Total Liabilities	3,175	3,200	226	66,767

Commitments and Contingent Liabilities^

Net Assets	$197,873	$335,680	$139,906	$5,567,647

Net Assets Consist of:

Paid in capital	$208,363	$346,021	$147,793	$5,795,015
Distributable earnings (accumulated loss)	(10,490)	(10,341)	(7,887)	(227,368)

Net Assets	$197,873	$335,680	$139,906	$5,567,647

Cost of investments in securities	$194,543	$324,898	$133,870	$5,570,662
Cost of investments in Affiliates	$4,014	$10,831	$4,982	$41,504

†	A zero balance may reflect actual amounts rounding to less than one thousand.

^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

14	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

$3,692,598	$904,957	$846,907	$408,607
281,101	30,240	31,110	9,752

3	1	0	0
0	525	0	0
106	26	0	0
12,159	0	0	0
4,740	3,358	147	1,292
38,785	9,487	8,403	4,206
275	129	109	81
1	0	0	1
4,029,768	948,723	886,676	423,939

$128,860	$14,880	$9,525	$2,828
278	133	113	82
10,751	4,823	1,066	502
818	40	58	11
70,348	0	6	0
554	161	157	59
804	192	194	74
13	2	6	1
163	25	87	22
212,589	20,256	11,212	3,579

$3,817,179	$928,467	$875,464	$420,360

$3,956,641	$936,596	$918,375	$438,886
(139,462)	(8,129)	(42,911)	(18,526)

$3,817,179	$928,467	$875,464	$420,360

$3,688,341	$901,441	$855,631	$407,534
$281,054	$30,233	$31,096	$9,750

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	15

Statements of Assets and Liabilities	(Cont.)

	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Net Assets:

Institutional Class	$121,901	$148,837	$102,684	$2,517,725
I-2	25,420	74,147	20,131	1,530,534
I-3	N/A	N/A	N/A	74,339
Class A	47,751	110,269	17,091	1,384,873
Class C	2,801	2,427	N/A	60,176
Class C-2	N/A	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	13,171	14,088	10,673	299,635
I-2	2,747	7,018	2,092	182,150
I-3	N/A	N/A	N/A	8,847
Class A	5,159	10,438	1,777	164,816
Class C	303	230	N/A	7,162
Class C-2	N/A	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.26	$10.56	$9.62	$8.40
I-2	9.26	10.56	9.62	8.40
I-3	N/A	N/A	N/A	8.40
Class A	9.26	10.56	9.62	8.40
Class C	9.26	10.56	N/A	8.40
Class C-2	N/A	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

16	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

$1,416,452	$628,265	$290,696	$178,878
1,556,885	176,827	149,839	114,994
26,800	N/A	1,554	12,352
785,436	118,602	423,243	111,551
31,606	4,773	10,132	2,299
N/A	N/A	N/A	286

152,309	61,451	27,406	21,576
167,412	17,296	14,126	13,871
2,882	N/A	147	1,490
84,458	11,600	39,901	13,455
3,398	467	955	277
N/A	N/A	N/A	35

$9.30	$10.22	$10.61	$8.29
9.30	10.22	10.61	8.29
9.30	N/A	10.61	8.29
9.30	10.22	10.61	8.29
9.30	10.22	10.61	8.29
N/A	N/A	N/A	8.29

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	17

Statements of Operations

Year Ended March 31, 2025
(Amounts in thousands†)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Investment Income:

Interest	$6,817	$9,811	$3,748	$237,728
Dividends	4	0	0	16
Dividends from Investments in Affiliates	427	922	438	14,800
Total Income	7,248	10,733	4,186	252,544

Expenses:

Investment advisory fees	423	556	233	15,035
Supervisory and administrative fees	474	770	243	14,698
Distribution and/or servicing fees - Class A	108	245	47	2,970
Distribution and/or servicing fees - Class C	26	28	0	599
Distribution and/or servicing fees - Class C-2	N/A	N/A	N/A	N/A
Trustee fees	1	2	1	31
Total Expenses	1,032	1,601	524	33,333
Waiver and/or Reimbursement by PIMCO	0	0	0	(30)
Net Expenses	1,032	1,601	524	33,303

Net Investment Income (Loss)	6,216	9,132	3,662	219,241

Net Realized Gain (Loss):

Investments in securities	(292)	(71)	(87)	4,121
Investments in Affiliates	13	14	6	407
Exchange-traded or centrally cleared financial derivative instruments	0	(320)	0	(1,852)

Net Realized Gain (Loss)	(279)	(377)	(81)	2,676

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(3,027)	(5,412)	(172)	(76,826)
Investments in Affiliates	1	3	0	(20)
Exchange-traded or centrally cleared financial derivative instruments	0	0	0	(140)

Net Change in Unrealized Appreciation (Depreciation)	(3,026)	(5,409)	(172)	(76,986)

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,911	$3,346	$3,409	$144,931

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

$124,564	$28,980	$28,548	$13,655
0	0	7	4
12,555	2,678	2,468	1,219
137,119	31,658	31,023	14,878

6,212	1,707	1,737	733
9,003	2,025	2,132	890
1,821	260	903	256
231	37	113	16
N/A	N/A	N/A	1
20	5	5	3
17,287	4,034	4,890	1,899
(9)	0	(1)	(6)
17,278	4,034	4,889	1,893

119,841	27,624	26,134	12,985

7,003	(82)	152	(238)
287	38	39	26
(8,582)	(1,575)	(1,087)	0

(1,292)	(1,619)	(896)	(212)

(64,178)	(13,211)	(18,862)	(187)
29	4	(4)	(6)
(87)	(21)	0	0

(64,236)	(13,228)	(18,866)	(193)

$54,313	$12,777	$6,372	$12,580

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	19

Statements of Changes in Net Assets

	PIMCO California Intermediate Municipal Bond Fund		PIMCO California Municipal Bond Fund		PIMCO California Short Duration Municipal Income Fund		PIMCO High Yield Municipal Bond Fund

(Amounts in thousands†)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$6,216	$5,063	$9,132	$4,956	$3,662	$3,479	$219,241	$151,108
Net realized gain (loss)	(279)	140	(377)	(1,028)	(81)	(747)	2,676	(26,143)
Net change in unrealized appreciation (depreciation)	(3,026)	1,728	(5,409)	4,172	(172)	974	(76,986)	126,555

Net Increase (Decrease) in Net Assets Resulting from Operations	2,911	6,931	3,346	8,100	3,409	3,706	144,931	251,520

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(4,003)	(3,377)	(3,716)	(1,804)	(2,605)	(2,433)	(101,146)	(72,258)
I-2	(787)	(479)	(2,129)	(1,398)	(575)	(643)	(61,878)	(38,436)
I-3	N/A	N/A	N/A	N/A	N/A	N/A	(2,582)	(1,529)
Class A	(1,332)	(1,102)	(3,195)	(1,646)	(475)	(430)	(49,150)	(36,525)
Class C	(61)	(61)	(70)	(60)	N/A	N/A	(2,032)	(1,965)
Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(a)	(6,183)	(5,019)	(9,110)	(4,908)	(3,655)	(3,506)	(216,788)	(150,713)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	9,803	45,003	169,886	45,474	17,519	(59,603)	1,430,399	1,413,047

Total Increase (Decrease) in Net Assets	6,531	46,915	164,122	48,666	17,273	(59,403)	1,358,542	1,513,854

Net Assets:

Beginning of year	191,342	144,427	171,558	122,892	122,633	182,036	4,209,105	2,695,251
End of year	$197,873	$191,342	$335,680	$171,558	$139,906	$122,633	$5,567,647	$4,209,105

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

20	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO Municipal Bond Fund		PIMCO National Intermediate Municipal Bond Fund		PIMCO New York Municipal Bond Fund		PIMCO Short Duration Municipal Income Fund

Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024

$119,841	$85,834	$27,624	$18,661	$26,134	$18,849	$12,985	$13,043
(1,292)	(18,115)	(1,619)	(1,414)	(896)	(1,824)	(212)	(2,495)
(64,236)	75,197	(13,228)	8,937	(18,866)	11,936	(193)	4,222

54,313	142,916	12,777	26,184	6,372	28,961	12,580	14,770

(50,024)	(33,551)	(19,393)	(13,662)	(9,489)	(6,592)	(6,354)	(6,519)
(40,515)	(30,070)	(4,639)	(2,380)	(4,604)	(3,009)	(3,184)	(3,222)
(689)	(243)	N/A	N/A	(47)	(30)	(359)	(109)
(26,391)	(20,815)	(3,409)	(2,546)	(11,691)	(8,752)	(2,996)	(3,128)
(961)	(927)	(138)	(94)	(281)	(349)	(75)	(91)
N/A	N/A	N/A	N/A	N/A	N/A	(4)	(3)

(118,580)	(85,606)	(27,579)	(18,682)	(26,112)	(18,732)	(12,972)	(13,072)

1,267,565	628,026	303,889	183,343	234,611	167,003	(14,434)	(19,916)

1,203,298	685,336	289,087	190,845	214,871	177,232	(14,826)	(18,218)

2,613,881	1,928,545	639,380	448,535	660,593	483,361	435,186	453,404
$3,817,179	$2,613,881	$928,467	$639,380	$875,464	$660,593	$420,360	$435,186

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	21

Schedule of Investments	PIMCO California Intermediate Municipal Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.5%

MUNICIPAL BONDS & NOTES 90.9%

ALABAMA 1.6%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
4.000% due 06/01/2051	$1,500	$1,502

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 10/01/2054	800	860

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	700	736

		3,098

CALIFORNIA 81.8%

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
0.000% due 10/01/2047 (c)	2,000	1,153

Alameda County, California Joint Powers Authority Revenue Bonds, Series 2023
5.000% due 12/01/2032	1,000	1,142

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2037 (b)	1,150	666
0.000% due 08/01/2038 (b)	1,755	956
0.000% due 08/01/2039 (b)	1,750	897

Bay Area Toll Authority, California Revenue Bonds, Series 2021
3.320% due 04/01/2056 ~	1,200	1,195

Bay Area Toll Authority, California Revenue Bonds, Series 2024
3.200% due 04/01/2059	3,500	3,500

Bay Area Toll Authority, California Revenue Notes, Series 2025
5.000% due 04/01/2033	2,250	2,594

Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024
4.125% due 07/01/2041	2,000	1,937

California Community Choice Financing Authority Revenue Bonds, Series 2021
4.000% due 02/01/2052	2,000	2,000

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	3,800	4,018
5.250% due 01/01/2054	1,000	1,045
5.250% due 11/01/2054	1,750	1,857

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 02/01/2055	2,800	2,987

California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 01/01/2056	2,365	2,486

California Educational Facilities Authority Revenue Bonds, Series 2025
5.000% due 04/01/2038	1,000	1,121

California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2036	1,500	1,502
4.000% due 03/01/2039	1,500	1,451

California Health Facilities Financing Authority Revenue Bonds, Series 2019
5.000% due 10/01/2039	1,110	1,117

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2036	1,650	1,654

California Health Facilities Financing Authority Revenue Bonds, Series 2021
4.000% due 11/01/2032	1,000	1,054

California Health Facilities Financing Authority Revenue Bonds, Series 2023
5.000% due 08/15/2033	1,500	1,719

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.000% due 12/01/2038	$600	$629

California Housing Finance Agency Revenue Bonds, Series 2021
3.500% due 11/20/2035	1,079	1,032

California Housing Finance Agency Revenue Bonds, Series 2024
1.400% due 12/01/2027	1,900	1,900
5.970% due 11/01/2053	2,000	2,013

California Housing Finance Revenue Bonds, (FNMA Insured), Series 2019
2.350% due 12/01/2035	2,508	2,068

California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,750	1,747
6.000% due 03/01/2053	2,000	2,006

California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022
5.250% due 11/01/2036	1,100	1,157

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024
4.000% due 10/01/2039	1,250	1,172

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 12/01/2042	1,800	1,756

California Municipal Finance Authority Revenue Bonds, Series 2009
3.300% due 02/01/2039	2,000	1,992

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2029	1,000	1,052

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	1,000	931
4.000% due 09/01/2040 (e)	1,500	1,323
4.150% due 07/01/2051	2,200	2,200

California Municipal Finance Authority Revenue Bonds, Series 2023
4.375% due 09/01/2053	1,000	1,018

California Municipal Finance Authority Revenue Bonds, Series 2024
5.000% due 05/01/2034	300	308
5.000% due 09/01/2054	500	527

California Municipal Finance Authority Special Tax Bonds, Series 2024
5.000% due 09/01/2044	625	640

California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,000	998

California Pollution Control Financing Authority Revenue Bonds, Series 2019
5.000% due 07/01/2029	1,000	1,030

California Public Finance Authority Revenue Bonds, Series 2022
2.750% due 07/15/2062	3,500	3,500
4.000% due 07/15/2038	1,500	1,526

California School Finance Authority Revenue Bonds, Series 2016
5.000% due 06/01/2026	230	230

California State General Obligation Bonds, Series 2015
3.875% due 12/01/2030	1,500	1,463

California State General Obligation Bonds, Series 2023
6.000% due 03/01/2033	1,000	1,090

California State Public Works Board Revenue Bonds, Series 2024
5.000% due 09/01/2031	1,000	1,111

California State University Revenue Bonds, Series 2016
0.550% due 11/01/2049	1,000	951

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2026	1,000	1,020
5.000% due 05/15/2027	1,000	1,020
5.000% due 05/15/2032	500	508
5.250% due 12/01/2056	1,100	1,101

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.500% due 12/01/2058	$975	$992

California Statewide Communities Development Authority Special Assessment Bonds, Series 2024
5.000% due 09/02/2044	1,175	1,224

Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2040 (b)	3,475	1,785

Compton Unified School District, California General Obligation Bonds, (BAM Insured), Series 2019
0.000% due 06/01/2037 (b)	3,515	2,093

Corona Community Facilities District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2032	135	143
5.000% due 09/01/2033	155	164
5.000% due 09/01/2034	100	106
5.000% due 09/01/2035	100	105

Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019
4.000% due 10/01/2044	1,000	968

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036	1,000	829
3.714% due 06/01/2041	1,000	764

Grossmont Healthcare District, California General Obligation Bonds, Series 2025
5.000% due 07/15/2037 (a)	2,000	2,258

Huntington Beach Union High School District, California Certificates of Participation Bonds, (AGM Insured), Series 2007
0.000% due 09/01/2032 (b)	1,565	1,200

Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019
3.678% due 06/01/2038	1,065	1,026

Irvine Unified School District, California Special Tax Notes, (BAM Insured), Series 2024
5.000% due 09/01/2033	500	569

Irvine, California Special Assessment Bonds, Series 2004
2.600% due 09/02/2029	2,000	2,000

Long Beach Unified School District, California General Obligation Bonds, Series 2015
0.000% due 08/01/2037 (b)	1,750	1,039

Long Beach, California Harbor Revenue Bonds, Series 2015
5.000% due 05/15/2030	1,000	1,002

Long Beach, California Harbor Revenue Bonds, Series 2017
5.000% due 05/15/2027	1,000	1,039

Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022
5.000% due 06/01/2036	1,000	1,111

Los Angeles County, California Housing Development Authority, Revenue Bonds, Series 2023
3.375% due 01/01/2046	1,000	1,001

Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2022
5.000% due 12/01/2042	1,500	1,605

Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2027	1,000	1,017
5.000% due 05/15/2041	1,000	1,003

Los Angeles Department of Airports, California Revenue Bonds, Series 2018
5.000% due 05/15/2031	1,500	1,569

Los Angeles Department of Airports, California Revenue Bonds, Series 2022
4.000% due 05/15/2041	2,000	1,902

Los Angeles Housing Authority, California Revenue Bonds, (FNMA Insured), Series 2024
4.500% due 07/01/2046	1,200	1,154

Los Angeles Unified School District, California General Obligation Bonds, Series 2022
5.000% due 07/01/2031	1,410	1,585

22	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles Unified School District, California General Obligation Bonds, Series 2023
5.000% due 07/01/2038	$1,000	$1,120

Los Angeles Unified School District, California General Obligation Bonds, Series 2024
5.000% due 07/01/2026	1,500	1,544

Mill Valley School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2044	1,000	993

Mountain House Community Facilities District, California Special Tax Bonds, Series 2025
4.250% due 09/01/2035	400	390

Mountain View-Whisman School District, California General Obligation Bonds, Series 2022
4.000% due 09/01/2039	1,000	1,009

Northern California Gas Authority, Revenue Bonds, Series 2007
3.783% due 07/01/2027 •	880	880

Ontario Public Financing Authority, California Revenue Bonds, (AGM Insured), Series 2022
5.000% due 11/01/2035	500	555

Port of Los Angeles, California Revenue Bonds, Series 2024
5.000% due 08/01/2031	1,000	1,086

River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022
5.000% due 09/01/2032	535	586
5.000% due 09/01/2034	500	544

Riverside Unified School District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2039	315	328
5.000% due 09/01/2044	480	493

Riverside, California Sewer Revenue Bonds, Series 2015
5.000% due 08/01/2028	1,000	1,007

Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2026	1,000	1,007

Sacramento County, California Airport System Revenue Bonds, Series 2024
5.000% due 07/01/2040	1,600	1,774
5.000% due 07/01/2041	500	551

San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2030	280	282
5.000% due 09/01/2031	285	287
5.000% due 09/01/2032	475	477

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
5.000% due 07/01/2034	2,750	2,909

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023
5.000% due 07/01/2039	1,500	1,576

San Diego County, California Water Authority Revenue Bonds, Series 2022
5.000% due 05/01/2052	1,130	1,193

San Diego Housing Authority, Inc., California Revenue Bonds, (FHLMC Insured), Series 2024
4.200% due 06/01/2040	2,490	2,415

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020
4.000% due 08/01/2038	1,610	1,632
4.000% due 08/01/2045	1,375	1,334

San Dieguito Union High School District, California General Obligation Bonds, Series 2015
4.000% due 02/01/2040	2,000	1,948

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2038	1,065	1,094
5.000% due 05/01/2049	1,040	1,048

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2024
5.000% due 05/01/2032	1,000	1,076

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2025
5.000% due 05/01/2035	$1,560	$1,689

San Francisco, California City & County Certificates of Participation Bonds, Series 2021
4.000% due 04/01/2034	1,000	1,021

San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023
5.000% due 11/01/2048	1,250	1,323

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016
4.000% due 11/01/2039	1,000	980

San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025
5.500% due 01/01/2056	3,300	3,684

San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	1,800	1,815

Santa Ana Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2002
0.000% due 08/01/2026 (b)	380	364

Santa Clara Valley Water District, California Revenue Bonds, Series 2024
5.000% due 06/01/2039	500	567

Santa Cruz City High School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	1,500	1,458

Silicon Valley Clean Water, California Revenue Bonds, Series 2021
0.500% due 03/01/2026	2,500	2,429

Southwestern Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	1,845	1,791

State Center Community College District, California General Obligation Bonds, Series 2022
5.000% due 08/01/2040	500	551

Stockton Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2018
5.000% due 10/01/2029	1,000	1,070

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2034	500	523

Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2027	800	806
5.000% due 09/01/2029	300	302

		161,834

FLORIDA 0.2%

Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2034 (b)	650	436

GEORGIA 0.4%

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	700	741

MICHIGAN 0.7%

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
3.663% due 07/01/2032 ~	1,500	1,479

MULTI-STATE 1.3%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
0.000% due 12/25/2036	1,275	1,271
2.250% due 09/25/2037	1,471	1,222

		2,493

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW HAMPSHIRE 0.8%

New Hampshire Business Finance Authority Revenue Bonds, Series 2024
0.000% due 07/20/2039	$1,596	$1,539

NEW YORK 0.8%

Freddie Mac Multifamily ML Certificates, New York Revenue Bonds, Series 2024
0.000% due 11/25/2038	1,791	1,674

PENNSYLVANIA 0.5%

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.500% due 06/30/2037	1,000	1,075

PUERTO RICO 2.3%

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
3.583% due 07/01/2029 ~	720	701

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2031 (b)	2,000	1,568
4.750% due 07/01/2053	1,250	1,204

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.550% due 07/01/2040	1,000	991

		4,464

TEXAS 0.5%

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2052	1,000	1,080

Total Municipal Bonds & Notes (Cost $180,014)		179,913

U.S. GOVERNMENT AGENCIES 5.5%

Freddie Mac
3.600% due 12/01/2040	1,976	1,817
3.660% due 01/01/2039	1,963	1,849
3.720% due 01/01/2041	1,978	1,838
3.850% due 02/01/2038 - 07/01/2041	4,569	4,333
4.850% due 08/01/2038	984	1,037

Total U.S. Government Agencies (Cost $10,564)		10,874

	SHARES
SHORT-TERM INSTRUMENTS 2.1%

MUTUAL FUNDS 0.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (d)	550,125	550

	PRINCIPAL AMOUNT (000S)
MUNICIPAL BONDS & NOTES 1.8%

Riverside County, California Revenue Notes, Series 2024
5.000% due 06/30/2025	$2,000	2,011

Santa Cruz County, California Revenue Notes, Series 2024
5.000% due 07/01/2025	1,400	1,409

Total Municipal Bonds & Notes (Cost $3,415)		3,420

Total Short-Term Instruments (Cost $3,965)		3,970

Total Investments in Securities (Cost $194,543)		194,757

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	23

Schedule of Investments	PIMCO California Intermediate Municipal Bond Fund	(Cont.)	March 31, 2025

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 2.0%

SHORT-TERM INSTRUMENTS 2.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.0%

PIMCO Short-Term Floating NAV Portfolio III	412,325	$4,014

Total Short-Term Instruments (Cost $4,014)		4,014

Total Investments in Affiliates (Cost $4,014)		4,014

Total Investments 100.5% (Cost $198,557)		$198,771

Other Assets and Liabilities, net (0.5)%		(898)

Net Assets 100.0%		$197,873

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Security becomes interest bearing at a future date.

(d)	Coupon represents a 7-Day Yield.

(e) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Asset
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2040	02/18/2025	$1,358	$1,323	0.67%

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$3,098	$0	$3,098
California	0	161,834	0	161,834
Florida	0	436	0	436
Georgia	0	741	0	741
Michigan	0	1,479	0	1,479
Multi-State	0	2,493	0	2,493
New Hampshire	0	1,539	0	1,539
New York	0	1,674	0	1,674
Pennsylvania	0	1,075	0	1,075
Puerto Rico	0	4,464	0	4,464
Texas	0	1,080	0	1,080

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
U.S. Government Agencies	$0	$10,874	$0	$10,874
Short-Term Instruments
Mutual Funds	0	550	0	550
Municipal Bonds & Notes	0	3,420	0	3,420

	$0	$194,757	$0	$194,757

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,014	$0	$0	$4,014

Total Investments	$4,014	$194,757	$0	$198,771

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

24	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO California Municipal Bond Fund	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.3%

MUNICIPAL BONDS & NOTES 90.1%

CALIFORNIA 84.5%

Alameda Corridor Transportation Authority, California Revenue Bonds, (AGM Insured), Series 2024
0.000% due 10/01/2053 (b)	$3,800	$982

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
0.000% due 10/01/2050 (c)	3,000	1,691

Alhambra Unified School District, California General Obligation Bonds, Series 2022
5.250% due 08/01/2047	1,000	1,086

Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2024
2.650% due 10/01/2054	3,500	3,500

Bay Area Toll Authority, California Revenue Bonds, Series 2017
2.950% due 04/01/2047	100	100
5.000% due 04/01/2056	250	262

Bay Area Toll Authority, California Revenue Bonds, Series 2023
3.200% due 04/01/2055	6,000	6,000

Bay Area Toll Authority, California Revenue Bonds, Series 2024
3.200% due 04/01/2059	3,500	3,500

Bay Area Toll Authority, California Revenue Notes, Series 2025
5.000% due 04/01/2033	1,250	1,441

Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024
4.250% due 07/01/2043	2,000	1,925

California Community Choice Financing Authority Revenue Bonds, Series 2021
4.000% due 02/01/2052	2,000	2,000

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	600	634
5.250% due 01/01/2054	750	784
5.250% due 11/01/2054	1,500	1,592
5.500% due 10/01/2054	995	1,072

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 02/01/2055	6,000	6,401
5.000% due 11/01/2055	4,000	4,191

California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 01/01/2056	4,120	4,331

California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2056	1,500	773

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	250	198

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
4.000% due 06/01/2049	1,000	882
5.000% due 06/01/2050	1,060	1,024

California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2042	300	303

California Educational Facilities Authority Revenue Bonds, Series 2025
5.000% due 04/01/2039	1,500	1,673
5.000% due 04/01/2041	760	833

California Enterprise Development Authority Revenue Bonds, Series 2024
5.000% due 06/01/2049	2,200	2,310

California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	200	201

California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2036	1,250	1,252

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 10/01/2036	$1,000	$1,000
4.000% due 11/15/2041	100	97

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2040	1,000	972

California Health Facilities Financing Authority Revenue Bonds, Series 2021
4.000% due 11/01/2033	1,000	1,044

California Health Facilities Financing Authority Revenue Bonds, Series 2023
2.800% due 03/01/2041	3,500	3,500

California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.000% due 11/15/2044	1,500	1,608

California Housing Finance Agency Revenue Bonds, (FHLMC Insured), Series 2024
4.100% due 07/01/2040	1,900	1,817

California Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2024
4.250% due 08/01/2041	2,990	2,874

California Housing Finance Agency Revenue Bonds, Series 2024
1.400% due 12/01/2027	3,000	3,000
5.970% due 11/01/2053	1,750	1,761

California Housing Finance Revenue Bonds, (FNMA Insured), Series 2019
2.350% due 12/01/2035	228	188

California Housing Finance Revenue Bonds, Series 2019
4.000% due 03/20/2033	651	652

California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,750	1,748
6.000% due 03/01/2053	1,500	1,505

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (b)	4,000	329
4.000% due 07/01/2050	1,000	955
4.125% due 01/01/2035	455	437
5.000% due 01/01/2055	480	447

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2024
5.000% due 06/01/2039	2,500	2,837
5.125% due 07/01/2054	1,000	959

California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022
5.250% due 11/01/2035	1,175	1,240

California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021
4.000% due 05/15/2046	300	286

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024
4.000% due 10/01/2039	2,000	1,875

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 12/01/2042	1,900	1,853

California Municipal Finance Authority Revenue Bonds, Series 2017
5.000% due 01/01/2042	1,750	1,759

California Municipal Finance Authority Revenue Bonds, Series 2018
4.000% due 12/31/2047	350	307
5.000% due 12/31/2043	1,000	1,003

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	1,495	1,392
4.000% due 09/01/2040 (d)	2,610	2,301
4.000% due 09/01/2050 (d)	1,110	918

California Municipal Finance Authority Revenue Bonds, Series 2024
5.000% due 09/01/2054	2,000	2,110
6.000% due 01/01/2039	1,000	1,029

California Municipal Finance Authority Special Tax Bonds, Series 2024
5.000% due 09/01/2048	400	408
5.125% due 09/01/2054	500	509

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	$130	$127

California Public Finance Authority Revenue Bonds, Series 2019
6.250% due 07/01/2054	1,750	1,820

California Public Finance Authority Revenue Bonds, Series 2022
2.750% due 07/15/2062	800	800

California Public Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2054	2,000	2,052

California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	250	150
5.000% due 06/01/2046	300	288
5.000% due 08/01/2046	1,825	1,775

California School Finance Authority Revenue Bonds, Series 2017
5.000% due 07/01/2047	1,115	1,117

California School Finance Authority Revenue Bonds, Series 2024
5.000% due 07/01/2064	1,000	1,000

California State General Obligation Bonds, Series 2004
2.650% due 05/01/2034	1,925	1,925

California State General Obligation Bonds, Series 2015
3.875% due 12/01/2030	1,000	976

California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	275	267

California State General Obligation Bonds, Series 2019
5.000% due 04/01/2032	1,500	1,674

California State General Obligation Bonds, Series 2021
5.000% due 09/01/2041	1,000	1,068

California State General Obligation Bonds, Series 2023
4.000% due 09/01/2043	500	492

California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022
5.375% due 08/15/2057	700	736

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2021
4.000% due 11/01/2051	2,250	2,135

California Statewide Communities Development Authority Revenue Bonds, Series 2009
5.000% due 04/01/2046	2,000	2,166

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2033	1,500	1,521
5.000% due 06/01/2046	100	98
5.000% due 12/01/2046	550	545
5.250% due 12/01/2056	1,000	1,001

California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 12/01/2053	1,100	1,113
5.000% due 12/01/2057	100	101
5.500% due 12/01/2058	1,000	1,017

California Statewide Communities Development Authority Revenue Bonds, Series 2019
4.250% due 11/01/2059	1,470	1,260

California Statewide Communities Development Authority Revenue Bonds, Series 2024
5.250% due 12/01/2044	2,000	2,175

California Statewide Communities Development Authority Special Assessment Bonds, Series 2024
5.000% due 09/02/2044	2,000	2,083

California Statewide Communities Development Authority Special Tax Bonds, Series 2025
4.500% due 09/02/2045	1,050	1,021

Central Unified School District, California General Obligation Bonds, Series 2021
0.000% due 08/01/2034 (b)	265	182

Chabot-Las Positas Community College District, California General Obligation Bonds, Series 2023
5.250% due 08/01/2048	1,000	1,086

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	25

Schedule of Investments	PIMCO California Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chabot-Las Positas Community College District, California General Obligation Bonds, Series 2024
5.000% due 08/01/2049	$2,000	$2,142

Chino Valley Unified School District, California General Obligation Bonds, Series 2020
5.000% due 08/01/2055	1,000	1,038

Citrus Community College District, California General Obligation Bonds, Series 2024
5.000% due 08/01/2049	3,000	3,218

Clovis Unified School District, California General Obligation Bonds, Series 2022
5.250% due 08/01/2041	600	651

CMFA Special Finance Agency VIII, California Revenue Bonds, Series 2021
4.000% due 08/01/2047	440	372

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	1,240	1,062

Corona Community Facilities District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2039	500	524

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 02/01/2057	500	347
3.400% due 10/01/2046	495	390
4.000% due 02/01/2057	500	371

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
0.000% due 09/01/2062 (c)	1,000	643

Eastern Municipal Water District, California Revenue Bonds, Series 2018
2.700% due 07/01/2046	2,500	2,500

Elk Grove Finance Authority, California Special Tax Bonds, Series 2016
5.000% due 09/01/2046	1,000	1,005

Fresno Unified School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2049	1,575	1,502

Garden Grove Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2024
5.000% due 04/01/2049	2,500	2,676

Glendale Community College District, California General Obligation Bonds, Series 2020
4.000% due 08/01/2050	880	835

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2015
5.000% due 06/01/2045	1,500	1,506

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	200	214

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	7,500	808
2.746% due 06/01/2034	1,000	866
3.487% due 06/01/2036	1,625	1,347
3.714% due 06/01/2041	1,500	1,146
3.850% due 06/01/2050	530	488
4.214% due 06/01/2050	200	151

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2051	1,000	1,012

Golden Valley Unified School District, California General Obligation Bonds, (BAM Insured), Series 2017
0.000% due 08/01/2031 (b)	500	398

Golden Valley Unified School District, California General Obligation Bonds, Series 2024
5.000% due 08/01/2049	3,000	3,210

Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	250	242

Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2045	350	337
5.000% due 07/01/2061	1,500	1,375

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017
4.000% due 11/01/2041	$150	$145

Indio Finance Authority, California Revenue Bonds, (BAM Insured), Series 2022
4.500% due 11/01/2052	750	756

Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019
3.678% due 06/01/2038	270	260

Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023
4.000% due 09/01/2058	1,000	939

Irvine Unified School District, California General Obligation Bonds, Series 2018
4.000% due 09/01/2045	250	241

Irvine, California Special Assessment Bonds, Series 2004
2.600% due 09/02/2029	3,500	3,500

Irvine, California Special Assessment Bonds, Series 2012
5.000% due 09/02/2026	100	101

Irvine, California Special Assessment Bonds, Series 2015
5.000% due 09/02/2026	1,495	1,540

Lake Elsinore Public Financing Authority, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	160	160

Lawndale Elementary School District, California General Obligation Bonds, Series 2018
5.000% due 08/01/2048	1,000	1,014

Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023
4.000% due 08/01/2050	1,500	1,426

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.000% due 11/15/2035	120	129

Long Beach Unified School District, California General Obligation Bonds, Series 2015
0.000% due 08/01/2037 (b)	1,620	962

Los Angeles Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2037	200	201

Los Angeles Community College District, California General Obligation Bonds, Series 2024
5.000% due 08/01/2032	2,000	2,296

Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2021
4.000% due 12/01/2046	1,385	1,330

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	250	235

Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2041	750	752

Los Angeles Department of Airports, California Revenue Bonds, Series 2020
5.000% due 05/15/2037	690	740

Los Angeles Department of Airports, California Revenue Bonds, Series 2022
4.000% due 05/15/2048	1,000	948
5.500% due 05/15/2035	2,000	2,180

Los Angeles Department of Airports, California Revenue Bonds, Series 2025
5.000% due 05/15/2036 (a)	2,000	2,135

Los Angeles Housing Authority, California Revenue Bonds, (FNMA Insured), Series 2024
4.500% due 07/01/2046	1,800	1,732

Los Angeles Unified School District, California General Obligation Bonds, Series 2022
5.000% due 07/01/2041	1,000	1,090

Los Angeles Unified School District, California General Obligation Bonds, Series 2024
5.000% due 07/01/2034	1,500	1,732
5.000% due 07/01/2035	2,500	2,887

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles, California Wastewater System Revenue Bonds, Series 2013
5.000% due 06/01/2035	$250	$250

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	40	42
7.000% due 11/01/2034	200	241

Marin Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2039	250	257

Menifee Union School District, California General Obligation Bonds, Series 2023
4.000% due 08/01/2046	1,000	974

Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 10/01/2027	1,230	1,246

Mill Valley School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2045	1,355	1,327

Monterey Peninsula Community College District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2051	1,000	948

Monterey Peninsula Unified School District, California General Obligation Bonds, Series 2016
4.000% due 08/01/2041	1,000	965

Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2049	2,550	2,440

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	200	195

Mountain House Community Facilities District, California Special Tax Bonds, Series 2025
5.000% due 09/01/2055	2,000	2,008

Mountain View-Whisman School District, California General Obligation Bonds, Series 2022
5.000% due 09/01/2034	200	220

Napa Valley Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2032	250	252

Norris School District, California General Obligation Bonds, Series 2012
5.200% due 11/01/2040	250	258

Northern California Gas Authority, Revenue Bonds, Series 2007
3.783% due 07/01/2027 •	195	195

Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021
4.000% due 05/15/2036	1,050	1,039
4.000% due 05/15/2051	1,500	1,412

Orange County, California Community Facilities District Special Tax Bonds, Series 2022
5.000% due 08/15/2047	1,090	1,113

Palm Springs Unified School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2049	1,000	954

Peralta Community College District, California General Obligation Bonds, Series 2016
4.000% due 08/01/2039	2,000	2,008

River Islands Public Financing Authority, California Special Tax Bonds, Series 2024
5.000% due 09/01/2054	500	494

River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022
4.250% due 09/01/2047	1,000	983

Riverside County, California Transportation Commission Revenue Bonds, Series 2017
5.000% due 06/01/2035	215	224

Riverside Unified School District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2049	730	742

Riverside, California Sewer Revenue Bonds, Series 2018
4.000% due 08/01/2038	250	250

26	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	$250	$251

Roseville, California Special Tax Bonds, Series 2017
5.000% due 09/01/2033	500	512

Sacramento County, California Airport System Revenue Bonds, Series 2024
5.000% due 07/01/2049	2,500	2,672

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2047	1,000	1,015

Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
3.618% due 06/01/2034 ~	490	475

Sacramento, California Special Tax Bonds, Series 2021
4.000% due 09/01/2035	600	596
4.000% due 09/01/2050	750	663

San Diego County, California Certificates of Participation Bonds, Series 2023
5.000% due 10/01/2048	1,500	1,601

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2046	1,000	952
5.000% due 07/01/2056	3,100	3,117

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023
5.250% due 07/01/2058	1,700	1,761

San Diego County, California Water Authority Revenue Bonds, Series 2022
5.000% due 05/01/2052	1,500	1,583

San Diego Housing Authority, Inc., California Revenue Bonds, (FHLMC Insured), Series 2024
4.200% due 06/01/2040	2,490	2,415

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020
4.000% due 08/01/2045	1,625	1,577

San Diego Unified School District, California General Obligation Bonds, Series 2017
0.000% due 07/01/2034 (b)	550	376
4.000% due 07/01/2047	400	381

San Diego Unified School District, California General Obligation Bonds, Series 2023
5.000% due 07/01/2048	1,000	1,061

San Diego Unified School District, California General Obligation Bonds, Series 2024
4.000% due 07/01/2054	2,500	2,330
5.000% due 07/01/2041	1,000	1,108

San Dieguito Union High School District, California General Obligation Bonds, Series 2015
4.000% due 02/01/2040	1,800	1,753

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018
1.850% due 05/01/2058	4,765	4,765

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2049	960	967

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2024
5.000% due 05/01/2034	2,000	2,165
5.000% due 05/01/2040	2,000	2,222

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2025
5.000% due 05/01/2035	3,000	3,249

San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023
5.000% due 11/01/2048	1,000	1,058

San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2016
5.000% due 08/01/2027	105	108

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016
4.000% due 11/01/2039	1,000	980

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020
5.000% due 11/01/2050	$1,000	$1,042

San Francisco, California Special Tax District, City & County Special Tax Bonds, Series 2021
4.000% due 09/01/2031	150	150

San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025
5.500% due 01/01/2056	5,100	5,694

San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	200	202

San Marcos Unified School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2038	500	500

San Mateo County, California Transportation Authority Revenue Bonds, Series 2020
2.700% due 06/01/2049	3,350	3,350

San Rafael City Elementary School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2047	615	590

Santa Ana College Improvement District #1 Rancho Santiago Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2041	200	193

Santa Cruz City High School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	1,910	1,856

South San Francisco Unified School, California General Obligation Bonds, Series 2023
4.000% due 09/01/2048	1,000	965

Stockton Community Facilities District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2039	370	382
5.000% due 09/01/2049	525	536

Temple City Unified School District, California General Obligation Bonds, Series 2013
6.170% due 08/01/2036	200	218

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (b)	8,720	1,424

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (b)	4,000	804

University of California Revenue Bonds, Series 2013
2.750% due 05/15/2048	6,000	6,000

University of California Revenue Bonds, Series 2016
4.000% due 05/15/2046	250	241

University of California Revenue Bonds, Series 2018
4.000% due 05/15/2043	265	259

University of California Revenue Bonds, Series 2025
5.000% due 05/15/2039	3,100	3,460

Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	250	226

Val Verde Unified School District, California General Obligation Bonds, (AGM Insured), Series 2021
4.000% due 08/01/2046	1,575	1,527

		283,608

GEORGIA 0.5%

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
4.000% due 03/01/2050	1,000	1,002

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	600	635

		1,637

IOWA 0.1%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	250	265

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MULTI-STATE 1.0%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
0.000% due 12/25/2036	$981	$978
2.250% due 09/25/2037	1,471	1,223
4.136% due 08/25/2040	1,190	1,212

		3,413

NEW HAMPSHIRE 0.7%

New Hampshire Business Finance Authority Revenue Bonds, Series 2024
0.000% due 07/20/2039	2,494	2,404

NEW YORK 0.8%

Freddie Mac Multifamily ML Certificates, New York Revenue Bonds, Series 2024
0.000% due 11/25/2038	2,786	2,603

Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023
4.720% due 01/01/2044	200	198

		2,801

PUERTO RICO 1.7%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	868	544
0.000% due 11/01/2051	1,339	833

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
3.583% due 07/01/2029 ~	125	122

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (b)	12,000	2,914

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	1,500	1,463

		5,876

TENNESSEE 0.3%

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	1,000	1,046

TEXAS 0.5%

Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	900	924
5.000% due 10/15/2058	600	622

		1,546

Total Municipal Bonds & Notes (Cost $304,723)		302,596

U.S. GOVERNMENT AGENCIES 5.0%

Freddie Mac
3.600% due 12/01/2040	1,976	1,817
3.660% due 01/01/2039	1,472	1,387
3.720% due 01/01/2041	1,483	1,379
3.750% due 07/01/2042	4,480	4,337
3.850% due 02/01/2038 - 07/01/2041	5,964	5,637
4.850% due 08/01/2038	984	1,037
4.952% due 07/15/2040 •	295	301
5.210% due 08/01/2040	693	751

Total U.S. Government Agencies (Cost $16,156)		16,646

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	27

Schedule of Investments	PIMCO California Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.2%

MUNICIPAL BONDS & NOTES 1.2%

Riverside County, California Revenue Notes, Series 2024
5.000% due 06/30/2025	$2,000	$2,012

San Diego Unified School District, California General Obligation Notes, Series 2024
5.000% due 07/01/2025	2,000	2,011

Total Municipal Bonds & Notes (Cost $4,019)		4,023

Total Short-Term Instruments (Cost $4,019)		4,023

Total Investments in Securities (Cost $324,898)		323,265

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 3.2%

SHORT-TERM INSTRUMENTS 3.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.2%

PIMCO Short-Term Floating NAV Portfolio III	1,113,035	10,834

Total Short-Term Instruments (Cost $10,831)		10,834

Total Investments in Affiliates (Cost $10,831)		10,834

Total Investments 99.5% (Cost $335,729)		$334,099

Other Assets and Liabilities, net 0.5%		1,581

Net Assets 100.0%		$335,680

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Security becomes interest bearing at a future date.

(d) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2040	02/18/2025	$ 2,364	$2,301	0.69%
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000	09/01/2050	11/22/2022	897	918	0.27

				$ 3,261	$3,219	0.96%

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(320)	$(320)

28	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$283,608	$0	$283,608
Georgia	0	1,637	0	1,637
Iowa	0	265	0	265
Multi-State	0	3,413	0	3,413
New Hampshire	0	2,404	0	2,404
New York	0	2,801	0	2,801
Puerto Rico	0	5,876	0	5,876
Tennessee	0	1,046	0	1,046
Texas	0	1,546	0	1,546
U.S. Government Agencies	0	16,646	0	16,646

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Short-Term Instruments
Municipal Bonds & Notes	$0	$4,023	$0	$4,023

	$0	$323,265	$0	$323,265

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,834	$0	$0	$10,834

Total Investments	$10,834	$323,265	$0	$334,099

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	29

Schedule of Investments	PIMCO California Short Duration Municipal Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.1%

MUNICIPAL BONDS & NOTES 92.8%

ALABAMA 0.9%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 10/01/2054	$600	$645

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	600	631

		1,276

CALIFORNIA 88.6%

Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2024
2.650% due 10/01/2054	1,500	1,500

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2034 (a)	600	414

Bay Area Toll Authority, California Revenue Bonds, Series 2001
4.120% due 04/01/2036 ~	1,000	1,005

Bay Area Toll Authority, California Revenue Bonds, Series 2018
2.625% due 04/01/2045	680	676

Bay Area Toll Authority, California Revenue Bonds, Series 2021
3.280% due 04/01/2056 ~	500	493
3.320% due 04/01/2056 ~	1,000	996

Bay Area Toll Authority, California Revenue Bonds, Series 2023
3.200% due 04/01/2055	1,500	1,500

Bay Area Toll Authority, California Revenue Bonds, Series 2024
3.200% due 04/01/2059	4,500	4,500

Bay Area Toll Authority, California Revenue Notes, Series 2025
5.000% due 04/01/2033	1,400	1,614

California Community Choice Financing Authority Revenue Bonds, Series 2021
4.000% due 02/01/2052	2,350	2,350

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	700	740
5.250% due 01/01/2054	1,150	1,202
5.500% due 10/01/2054	995	1,072

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 01/01/2055	1,000	1,050
5.000% due 02/01/2055	1,200	1,279

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
5.000% due 06/01/2031	250	264
5.000% due 06/01/2032	300	316

California Health Facilities Financing Authority Revenue Bonds, Series 1998
2.600% due 09/01/2028	1,000	1,000

California Health Facilities Financing Authority Revenue Bonds, Series 2019
5.000% due 10/01/2039	3,500	3,534

California Health Facilities Financing Authority Revenue Bonds, Series 2021
5.000% due 11/01/2031	550	618

California Health Facilities Financing Authority Revenue Bonds, Series 2022
5.000% due 03/01/2040	605	627

California Health Facilities Financing Authority Revenue Bonds, Series 2023
2.800% due 03/01/2041	1,500	1,500

California Housing Finance Agency Revenue Bonds, Series 2024
1.400% due 12/01/2027	1,320	1,320
5.970% due 11/01/2053	1,250	1,258

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	$1,000	$999

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018
5.000% due 10/01/2025	2,500	2,529

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
3.980% due 12/01/2050 ~	1,000	997

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2024
5.000% due 06/01/2039	1,000	1,135

California Municipal Finance Authority Revenue Bonds, Series 2009
3.300% due 02/01/2039	1,500	1,494

California Municipal Finance Authority Revenue Bonds, Series 2021
4.150% due 07/01/2051	1,550	1,550

California Municipal Finance Authority Revenue Bonds, Series 2024
5.000% due 06/01/2056	1,125	1,191

California Pollution Control Financing Authority Revenue Bonds, Series 2023
3.700% due 07/01/2043	1,000	999

California Public Finance Authority Revenue Bonds, Series 2022
2.750% due 07/15/2062	2,500	2,500

California State General Obligation Bonds, (AGM Insured), Series 2007
5.250% due 08/01/2032	2,500	2,820

California State General Obligation Bonds, Series 2003
2.650% due 05/01/2033	2,660	2,660

California State General Obligation Bonds, Series 2017
5.000% due 08/01/2025	2,880	2,902

California State General Obligation Bonds, Series 2020
5.000% due 11/01/2027	1,500	1,580

California State General Obligation Bonds, Series 2022
5.000% due 11/01/2026	1,820	1,884

California State General Obligation Bonds, Series 2023
5.000% due 09/01/2025	1,000	1,009

California State Public Works Board Revenue Bonds, Series 2015
5.000% due 05/01/2028	1,500	1,502

California State Public Works Board Revenue Bonds, Series 2024
5.000% due 09/01/2031	1,000	1,111

California Statewide Communities Development Authority Revenue Bonds, Series 2006
1.450% due 04/01/2028	1,000	914

California Statewide Communities Development Authority Revenue Bonds, Series 2008
2.600% due 08/15/2047	2,250	2,250

California Statewide Communities Development Authority Revenue Bonds, Series 2009
5.000% due 04/01/2046	1,000	1,083

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2027	500	510

Corona Community Facilities District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2029	25	26
5.000% due 09/01/2030	50	53
5.000% due 09/01/2031	115	122

East County, California Advanced Water Purification Joint Powers Authority Revenue Bonds, Series 2024
5.000% due 09/01/2026	1,000	1,028

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2015
5.000% due 06/01/2045	1,920	1,927

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.687% due 06/01/2030	1,500	1,352

Grossmont Healthcare District, California General Obligation Bonds, (AMBAC Insured), Series 2007
0.000% due 07/15/2025 (a)	1,700	1,685

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019
3.678% due 06/01/2038	$535	$515

Irvine Ranch Water District, California Special Assessment Bonds, Series 2009
2.600% due 10/01/2041	2,055	2,055

Irvine, California Special Assessment Bonds, Series 2004
2.600% due 09/02/2029	1,500	1,500

Long Beach, California Harbor Revenue Bonds, Series 2015
5.000% due 05/15/2030	1,000	1,002

Long Beach, California Harbor Revenue Bonds, Series 2017
5.000% due 05/15/2027	1,000	1,039

Los Angeles Community College District, California General Obligation Bonds, Series 2024
5.000% due 08/01/2031	1,500	1,702

Los Angeles County, California Facilities, Inc., Revenue Bonds, Series 2018
5.000% due 12/01/2051	2,630	2,835

Los Angeles Department of Airports, California Revenue Bonds, Series 2018
5.000% due 05/15/2034	1,000	1,030

Los Angeles Housing Authority, California Revenue Bonds, Series 2024
3.250% due 02/01/2029	1,750	1,750

Los Angeles Unified School District, California General Obligation Bonds, Series 2022
5.000% due 07/01/2028	1,000	1,076

Los Angeles Unified School District, California General Obligation Bonds, Series 2023
5.000% due 07/01/2027	1,000	1,054

Los Angeles Unified School District, California General Obligation Bonds, Series 2024
5.000% due 07/01/2026	1,000	1,030
5.000% due 07/01/2035	1,100	1,270

Los Angeles, California Wastewater System Revenue Bonds, Series 2022
5.000% due 06/01/2025	750	753

Orange County, California Special Assessment Bonds, Series 2018
3.000% due 09/02/2025	370	370

Port of Los Angeles, California Revenue Bonds, Series 2024
5.000% due 08/01/2028	1,000	1,055

Rialto Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2024
5.000% due 09/01/2031	250	277

Roseville, California Special Tax Bonds, Series 2017
5.000% due 09/01/2033	965	987

Sacramento County, California Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2033	1,120	1,157

Sacramento County, California Airport System Revenue Bonds, Series 2024
5.000% due 07/01/2032	1,750	1,981

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2029	1,000	1,051

Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
3.618% due 06/01/2034 ~	970	941

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023
5.000% due 07/01/2033	1,000	1,081

San Diego Unified School District, California General Obligation Bonds, Series 2023
5.000% due 07/01/2028	1,000	1,077

San Diego Unified School District, California General Obligation Bonds, Series 2024
5.000% due 07/01/2034	1,050	1,226

30	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Dieguito Union High School District, California General Obligation Bonds, Series 2015
4.000% due 02/01/2040	$1,200	$1,169

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018
1.850% due 05/01/2058	2,500	2,500

San Francisco, California City & County General Obligation Bonds, Series 2024
5.000% due 06/15/2027	1,300	1,370

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016
4.000% due 11/01/2039	1,000	980

San Jose Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 08/01/2030 (a)	2,520	2,136

San Juan Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2025	250	251

Santa Clara Valley Water District, California Revenue Bonds, Series 2024
5.000% due 06/01/2039	500	567

Santa Cruz City High School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	1,000	972

Silicon Valley Clean Water, California Revenue Bonds, Series 2021
0.500% due 03/01/2026	3,000	2,914

Solano County, California Community College District General Obligation Bonds, Series 2015
5.000% due 08/01/2028	250	252

South Placer Wastewater Authority, California Revenue Bonds, Series 2020
5.000% due 11/01/2029	250	273

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2026	1,000	1,017
5.000% due 06/01/2029	500	525

Union Sanitary District Financing Authority, California Revenue Notes, Series 2025
5.000% due 03/15/2030	1,500	1,665

University of California Revenue Bonds, Series 2013
2.750% due 05/15/2048	4,400	4,400

University of California Revenue Bonds, Series 2015
5.000% due 05/15/2025	1,500	1,504

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Unified School District/Yolo County, California General Obligation Bonds, (NPFGC Insured), Series 2004
0.000% due 08/01/2026 (a)	$1,000	$961

		123,910

GEORGIA 0.4%

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	600	635

MICHIGAN 0.4%

Michigan Finance Authority Revenue Bonds, Series 2015
1.200% due 10/15/2030	500	465

Michigan Finance Authority Revenue Bonds, Series 2020
2.326% due 06/01/2030	34	34

		499

OREGON 0.2%

Oregon State Facilities Authority Revenue Bonds, Series 2020
5.000% due 10/01/2027	300	310

PUERTO RICO 2.3%

Puerto Rico Housing Finance Authority Revenue Bonds, Series 2023
5.000% due 03/01/2027	1,000	1,016

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
4.500% due 07/01/2034	2,223	2,211

		3,227

Total Municipal Bonds & Notes (Cost $130,668)		129,857

	SHARES
SHORT-TERM INSTRUMENTS 2.3%

MUTUAL FUNDS 0.4%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (b)	540,179	540

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 1.9%

Riverside County, California Revenue Notes, Series 2024
5.000% due 06/30/2025	$1,250	$1,257

Santa Clara, California Electric Revenue Notes, Series 2024
5.000% due 07/01/2025	400	403

Santa Cruz County, California Revenue Notes, Series 2024
5.000% due 07/01/2025	1,000	1,006

Total Municipal Bonds & Notes (Cost $2,662)		2,666

Total Short-Term Instruments (Cost $3,202)		3,206

Total Investments in Securities (Cost $133,870)		133,063

	SHARES
INVESTMENTS IN AFFILIATES 3.6%

SHORT-TERM INSTRUMENTS 3.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.6%

PIMCO Short-Term Floating NAV Portfolio III	511,903	4,983

Total Short-Term Instruments (Cost $4,982)		4,983

Total Investments in Affiliates (Cost $4,982)		4,983

Total Investments 98.7% (Cost $138,852)		$138,046

Other Assets and Liabilities, net 1.3%		1,860

Net Assets 100.0%		$139,906

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Zero coupon security.

(b)	Coupon represents a 7-Day Yield.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	31

Schedule of Investments	PIMCO California Short Duration Municipal Income Fund	(Cont.)	March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,276	$0	$1,276
California	0	123,910	0	123,910
Georgia	0	635	0	635
Michigan	0	499	0	499
Oregon	0	310	0	310
Puerto Rico	0	3,227	0	3,227
Short-Term Instruments
Mutual Funds	0	540	0	540

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Municipal Bonds & Notes	$0	$2,666	$0	$2,666

	$0	$133,063	$0	$133,063

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,983	$0	$0	$4,983

Total Investments	$4,983	$133,063	$0	$138,046

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

32	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.8%

Bluehouse Commons Apartments
4.120% due 12/01/2042 «(g)	$13,118	$11,639

City of Salinas
4.020% due 09/01/2033 «(g)	7,142	6,802

Groves Seniors Apartments
4.000% due 07/01/2038 «(g)	1,330	1,250
4.170% due 06/01/2041 «(g)	8,020	7,243

Mangini Place Apartments
3.910% due 11/01/2042 «(g)	19,217	16,817

Northlake Senior Apartments
3.990% due 10/01/2041 «(g)	20,461	18,073

Pine Grove Powers Avenue
5.000% due 10/01/2042 «(g)	17,906	17,524

Successor Agency Redevelopment of West Sacramento
4.310% due 09/01/2035 «	8,589	8,384

Valencia Garden
4.020% due 11/01/2041 «(g)	12,078	10,707

Total Loan Participations and Assignments (Cost $95,003)		98,439

CORPORATE BONDS & NOTES 1.2%

BANKING & FINANCE 0.3%

Benloch Ranch Improvement Association No. 2
10.000% due 12/01/2051 «	18,000	14,447

VM Fund LLC
8.625% due 02/28/2031 «	3,750	3,790

		18,237

INDUSTRIALS 0.9%

Ochsner LSU Health System of North Louisiana
2.510% due 05/15/2031	15,168	12,148

Toledo Hospital
4.982% due 11/15/2045	15,603	12,151
6.015% due 11/15/2048	12,400	11,051

Toll Road Investors Partnership LP
0.000% due 02/15/2043 (d)	21,987	7,146

Wild Rivers Water Park
8.500% due 11/01/2051	7,500	4,687

		47,183

Total Corporate Bonds & Notes (Cost $67,803)		65,420

MUNICIPAL BONDS & NOTES 91.8%

ALABAMA 4.0%

Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016
5.750% due 06/01/2045	800	735

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
4.000% due 06/01/2051	5,785	5,791

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022
5.250% due 02/01/2053	17,500	18,318

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	8,140	8,584
5.500% due 10/01/2054	13,600	14,625

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	22,300	23,827
5.000% due 10/01/2055	14,700	15,399

Central Etowah County, Alabama Solid Waste Disposal Authority Revenue Bonds, Series 2020
6.000% due 07/01/2045	1,820	1,887

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023
5.750% due 04/01/2054	3,600	3,959

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024
5.250% due 07/01/2054	$14,000	$14,898

Hoover Industrial Development Board, Alabama Revenue Bonds, Series 2019
5.750% due 10/01/2049	1,500	1,563

Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	1,000	1,063

Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024
4.750% due 12/01/2054	23,800	22,525

Montgomery Medical Clinic Board, Alabama Revenue Bonds, Series 2016
5.000% due 03/01/2027 ^(c)	4,030	2,529
5.000% due 03/01/2029 ^(c)	4,570	2,868

Southeast Alabama Gas Supply District Revenue Bonds, Series 2024
5.000% due 06/01/2049	12,500	13,105

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021
4.000% due 12/01/2051	6,015	5,966

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022
5.000% due 05/01/2053	3,500	3,618

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	3,000	3,154

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	26,700	27,575
5.000% due 11/01/2055	2,050	2,181

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 05/01/2055	8,015	8,484
5.000% due 01/01/2056	20,500	21,368

		224,022

ALASKA 0.2%

Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^(c)	1,400	37

Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022
5.250% due 11/01/2062	8,795	9,171

		9,208

ARIZONA 1.3%

Arizona Health Facilities Authority Revenue Bonds, Series 2015
3.550% due 01/01/2046	10,000	10,000

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(c)	4,030	121

Arizona Industrial Development Authority Revenue Bonds, Series 2021
4.000% due 12/15/2051	700	562

Arizona Industrial Development Authority Revenue Bonds, Series 2025
0.000% due 01/01/2059 (e)	7,130	3,912
5.125% due 01/01/2059	19,174	16,917

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019
4.000% due 06/01/2049	20,000	19,929

Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	1,981

Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020
5.000% due 07/01/2049 ^(c)	3,500	2,450

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029	10,400	10,738

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2023
5.000% due 07/01/2042	$6,000	$6,441

		73,051

ARKANSAS 0.8%

Arkansas Development Finance Authority Revenue Bonds, Series 2019
4.500% due 09/01/2049	6,370	6,073

Arkansas Development Finance Authority Revenue Bonds, Series 2020
4.750% due 09/01/2049	19,200	18,533

Arkansas Development Finance Authority Revenue Bonds, Series 2023
7.375% due 07/01/2048	17,500	19,300

		43,906

CALIFORNIA 8.8%

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
0.000% due 10/01/2048 (e)	3,000	1,718

Antelope Valley Healthcare District, California Revenue Bonds, Series 2016
5.000% due 03/01/2026	340	341

California Community Choice Financing Authority Revenue Bonds, Series 2021
4.000% due 02/01/2052	8,000	8,000

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	10,000	10,574
5.250% due 11/01/2054	11,900	12,626
5.500% due 10/01/2054	4,775	5,145

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 02/01/2055	43,900	46,828

California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2056	22,300	11,491

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	2,900	2,298

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	545	546

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (d)	10,445	2,003
5.000% due 06/01/2049	320	320

California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.250% due 12/01/2042	3,000	3,133
5.250% due 12/01/2043	2,825	2,937
5.250% due 12/01/2044	1,750	1,811

California Housing Finance Agency Revenue Bonds, Series 2024
5.970% due 11/01/2053	15,500	15,600

California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	26,000	25,963
6.000% due 03/01/2053	33,650	33,753
7.000% due 03/01/2053	9,100	8,749

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2035 (d)	1,260	706
4.125% due 01/01/2035	450	432
5.000% due 01/01/2055	960	895

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
0.000% due 01/01/2061 (d)	42,980	3,295
4.000% due 05/01/2051	5,000	4,601

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2025
9.500% due 01/01/2065	31,000	31,000

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	33

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Municipal Finance Authority Revenue Bonds, Series 2016
5.000% due 11/01/2046	$1,000	$974

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 12/31/2043	4,500	4,511

California Municipal Finance Authority Revenue Bonds, Series 2020
5.000% due 07/01/2052	1,070	967

California Municipal Finance Authority Revenue Bonds, Series 2021
3.637% due 07/01/2030	3,430	3,033
5.000% due 12/01/2030	105	109
5.000% due 12/01/2036	175	179
5.000% due 12/01/2054	1,000	950

California Municipal Finance Authority Revenue Bonds, Series 2024
6.000% due 01/01/2039	15,500	15,947

California Municipal Finance Authority Revenue Bonds, Series 2025
5.375% due 01/01/2055	4,000	3,937
5.500% due 01/01/2060	2,850	2,839

California Municipal Finance Authority Revenue Notes, Series 2025
5.000% due 01/01/2032	1,320	1,359
5.000% due 01/01/2033	1,385	1,425
5.000% due 01/01/2034	1,455	1,487
5.000% due 01/01/2035	750	760

California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,000	998

California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	1,500	1,470

California Pollution Control Financing Authority Revenue Bonds, Series 2019
7.500% due 12/01/2039 ^(c)	5,883	0

California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	750	450
5.000% due 06/01/2046	2,590	2,010
5.000% due 06/01/2051	1,000	600

California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022
5.250% due 08/15/2052	2,250	2,351

California Statewide Communities Development Authority Revenue Bonds, Series 2014
5.500% due 12/01/2054	4,140	4,141

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	1,900	1,854
5.250% due 12/01/2056	14,600	14,618

California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.500% due 12/01/2058	2,200	2,239

California Statewide Communities Development Authority Revenue Bonds, Series 2019
4.250% due 11/01/2059	7,580	6,495

California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	3,825	3,912

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	6,200	5,311

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.400% due 10/01/2046	1,985	1,562
4.000% due 02/01/2057	1,000	743

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
0.000% due 09/01/2062 (e)	23,500	15,120
5.000% due 09/01/2037	3,190	3,162

Firebaugh, California Revenue Bonds, Series 2019
4.000% due 08/01/2039	1,210	1,048

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	$2,000	$2,004

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (d)	261,615	28,174
3.714% due 06/01/2041	3,750	2,865
3.850% due 06/01/2050	4,355	4,010
4.214% due 06/01/2050	3,700	2,796

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2051	3,000	3,037

Grossmont Union High School District, California General Obligation Bonds, Series 2021
0.000% due 08/01/2044 (d)	4,295	1,750

Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2045	6,000	5,770
5.000% due 07/01/2061	2,010	1,842

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,500	1,805

Rio Hondo Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2047 (d)	4,500	1,536

Riverside Unified School District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2054	1,265	1,279

Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	1,000	1,003

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2047	5,900	5,988

Sacramento, California Special Tax Bonds, Series 2021
4.000% due 09/01/2046	1,200	1,094

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023
5.250% due 07/01/2058	30,460	31,561

San Diego Unified School District, California General Obligation Bonds, Series 2023
4.000% due 07/01/2053	10,000	9,337

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2024
5.000% due 05/01/2035	15,000	16,202

San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025
5.500% due 01/01/2056	10,400	11,611

Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007
0.000% due 06/01/2036 (d)	5,000	2,715

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (d)	69,995	11,430

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (d)	16,635	3,343

		492,478

COLORADO 4.0%

Aerotropolis Regional Transportation Authority, Colorado Revenue Bonds, Series 2024
5.500% due 12/01/2044	8,500	8,669
5.750% due 12/01/2054	14,250	14,710

Aurora Highlands Community Authority Board, Colorado Revenue Bonds, Series 2021
5.750% due 12/01/2051	6,000	5,603

Baseline Metropolitan District No 1, Colorado General Obligation Bonds, Series 2024
6.750% due 12/15/2054	1,500	1,499

Canyons Metropolitan District No 5, Colorado General Obligation Bonds, Series 2024
6.500% due 12/01/2054	2,000	2,043

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2018
5.250% due 12/01/2048	$4,050	$3,895

Colorado Crossing Metropolitan District No 2, General Obligation Bonds, Series 2020
5.000% due 12/01/2047	6,300	6,010

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2043	13,740	12,627
4.000% due 08/01/2049	5,960	5,270
5.000% due 08/01/2044	7,000	7,069

Colorado Health Facilities Authority Revenue Bonds, Series 2020
4.000% due 09/01/2045	1,000	1,050
4.000% due 09/01/2050	2,800	2,939

Colorado Health Facilities Authority Revenue Bonds, Series 2022
3.550% due 05/15/2062	23,475	23,475

Colorado Health Facilities Authority Revenue Bonds, Series 2025
5.125% due 12/01/2050 (b)	5,000	5,100

Colorado Housing and Finance Authority Revenue Bonds, Series 2024
6.000% due 06/01/2028	12,300	12,396

Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021
0.000% due 12/01/2051 (e)	4,955	3,703

Colorado School of Mines Revenue Bonds, Series 2024
5.000% due 12/01/2054	5,000	5,169

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2021
4.000% due 03/15/2046	10,515	9,687

Crowfoot Valley Ranch Metropolitan District No 2, Colorado General Obligation Bonds, Series 2024
6.125% due 12/15/2054	2,000	1,971

Denver, Colorado Airport System City & County Revenue Bonds, Series 2022
4.125% due 11/15/2047	5,700	5,136
5.000% due 11/15/2053	3,000	3,037

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.875% due 12/01/2052	33,000	33,226

Elbert County, Colorado Independence Water & Sanitation District Revenue Notes, Series 2024
5.125% due 12/01/2033	2,700	2,694

Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022
7.250% due 12/01/2052	2,913	2,885

Johnstown Village Metropolitan District No 2, Colorado General Obligation Bonds, Series 2020
5.000% due 12/01/2050	2,500	2,171

Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	3,000	2,956

Prairie Center Metropolitan District No. 3, Colorado Revenue Bonds, Series 2017
5.000% due 12/15/2041	875	876

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	1,840	1,928

Rampart Range Metropolitan District No 5, Colorado Revenue Bonds, Series 2021
4.000% due 12/01/2036	1,000	953

Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	4,650	4,143

Sterling Ranch Community Authority Board, Colorado Revenue Bonds, Series 2024
5.750% due 12/01/2054	1,750	1,749
6.125% due 12/01/2039	550	565
6.500% due 12/01/2054	1,250	1,284

Sterling Ranch Community Authority Board, Colorado Special Assessment Bonds, Series 2024
5.625% due 12/01/2043	2,177	2,219

34	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Transport Metropolitan District No 3, Colorado General Obligation Bonds, Series 2021
5.000% due 12/01/2051	$2,000	$1,555

Velocity Metropolitan District No 5, Colorado General Obligation Bonds, Series 2020
0.000% due 12/01/2050 (e)	11,100	9,107

Village Metropolitan District, Colorado General Obligation Bonds, Series 2020
5.000% due 12/01/2049	1,200	1,201

Willow Bend Metropolitan District, Colorado General Obligation Bonds, Series 2019
5.000% due 12/01/2039	4,751	4,740
5.000% due 12/01/2049	6,375	6,010

		221,320

DELAWARE 0.7%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
0.000% due 10/01/2038	34,425	29,750
7.120% due 10/01/2038	6,075	5,667

Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.250% due 10/01/2045	2,500	2,464

		37,881

DISTRICT OF COLUMBIA 1.0%

District of Columbia Revenue Bonds, Series 2017
5.000% due 07/01/2052	1,000	913

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2021
4.000% due 10/01/2051	5,000	4,376

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023
5.000% due 07/15/2048	27,000	28,135

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2024
5.000% due 07/15/2054	11,200	11,607
5.000% due 07/15/2056	9,870	10,222

		55,253

FLORIDA 6.8%

Antillia Community Development District, Florida Special Assessment Bonds, Series 2024
5.875% due 05/01/2054	1,000	1,004

Avenir Community Development District, Florida Special Assessment Bonds, Series 2021
3.200% due 05/01/2041	5,035	4,010

Avenir Community Development District, Florida Special Assessment Bonds, Series 2023
4.500% due 05/01/2030	2,160	2,179
5.375% due 05/01/2043	3,640	3,656
5.625% due 05/01/2054	5,445	5,511

Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2022
4.250% due 05/01/2032	1,500	1,491

Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2024
5.000% due 05/01/2044	1,375	1,347
5.250% due 05/01/2055	2,000	1,948

Bella Collina Community Development District, Florida Special Assessment Bonds, Series 2024
5.300% due 05/01/2055	915	899

Berry Bay II Community Development District, Florida Special Assesment Bonds, Series 2024
5.450% due 05/01/2054	1,000	964

Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2017
7.000% due 07/01/2052 ^(c)	4,365	44

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018
5.000% due 07/01/2033 ^(c)	$1,500	$446
5.000% due 07/01/2043 ^(c)	950	17
5.250% due 07/01/2048 ^(c)	900	16
7.500% due 07/01/2053 ^(c)	1,000	17

Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020
0.000% due 01/01/2060 (d)	22,070	1,729

Capital Trust Authority, Florida Revenue Bonds, Series 2023
6.250% due 06/15/2053	4,250	4,387

Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021
4.000% due 10/01/2051	5,000	4,104

Crosswinds East Community Development District, Florida Special Assessment Bonds, Series 2024
5.750% due 05/01/2054	1,250	1,256

Edgewater West Community Development District, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2044	500	482
5.500% due 05/01/2054	2,500	2,386

Florida Department of Transportation Turnpike System State Revenue Bonds, Series 2024
4.000% due 07/01/2051	8,000	7,421

Florida Development Finance Corp. Revenue Bonds, Series 2017
6.125% due 06/15/2047	5,300	5,314

Florida Development Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2041	15,435	15,020
5.250% due 08/01/2049	1,750	1,798

Florida Development Finance Corp. Revenue Bonds, Series 2025
8.250% due 07/01/2057	16,000	16,616

Gainesville, Florida Utilities System Revenue Bonds, Series 2012
3.550% due 10/01/2042	23,350	23,350

GIR East Community Development District, Florida Special Assessment Bonds, Series 2025
5.500% due 05/01/2055	1,750	1,686

Golden Gem Community Development District, Florida Special Assessment Bonds, Series 2024
5.700% due 05/01/2044	1,995	1,995
6.000% due 05/01/2055	4,000	4,023

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2017
5.000% due 10/01/2052	7,900	7,907

Hamilton Bluff Community Development District, Florida Special Assessment Bonds, Series 2024
5.500% due 05/01/2044	1,000	998

Hammock Oaks Community Development District, Florida Special Assessment Bonds, Series 2024
5.850% due 05/01/2044	875	879
6.150% due 05/01/2054	1,000	1,009

Hammock Oaks Community Development District, Florida Special Assessment Bonds, Series 2025
5.550% due 05/01/2045 (b)	1,000	1,003
5.750% due 05/01/2055 (b)	1,000	1,002

Hernando County, Florida Revenue Bonds, Series 2022
5.250% due 06/01/2052	3,600	3,726

Hickory Tree Community Development District, Florida Special Assessment Bonds, Series 2024
5.150% due 05/01/2044	1,000	972
5.450% due 05/01/2055	750	725

Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2018
6.000% due 04/01/2038 ^(c)	402	20

Hillsborough County, Florida Aviation Authority Revenue Bonds, Series 2024
5.500% due 10/01/2049	10,000	10,656

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2024
3.450% due 11/15/2054	20,000	20,000
3.500% due 11/15/2054	25,995	25,995

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hobe-St Lucie Conservancy District, Florida Special Assessment Bonds, Series 2024
5.600% due 05/01/2044	$1,900	$1,935
5.875% due 05/01/2055	2,500	2,544

Hyde Park Community Development District No 1, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2034	1,700	1,682

Lakes of Sarasota Community Development District 2, Florida Special Assessment Bonds, Series 2025
5.500% due 05/01/2045	400	396
5.700% due 05/01/2055	765	755

Lakes of Sarasota Community Development District, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2034	2,325	2,298
5.600% due 05/01/2055	685	668

Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2024
5.500% due 05/01/2055	765	751

Lee County, Florida Airport Revenue Bonds, Series 2024
5.250% due 10/01/2049	7,500	7,779

LTC Ranch West Residential Community Development District, Florida Special Assessment Bonds, Series 2024
4.875% due 05/01/2031	500	502
5.650% due 05/01/2054	1,250	1,224
5.750% due 05/01/2044	1,150	1,154
6.050% due 05/01/2054	1,375	1,385

Magnolia Island Community Development District, Florida Special Assessment Bonds, Series 2025
5.750% due 05/01/2055	1,000	992

Martin County, Florida Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2046	8,000	7,409

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2024
5.000% due 10/01/2035	18,000	19,201

Miami-Dade County, Florida Housing Finance Authority Revenue Bonds, (FNMA Insured), Series 2025
4.880% due 03/01/2046	3,100	3,098

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2048	5,000	4,580
4.000% due 10/01/2049	1,785	1,607

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2024
4.125% due 10/01/2050	2,075	1,920
5.250% due 10/01/2054	15,400	16,416

Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2021
4.000% due 10/01/2050	10,000	8,677

Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014
5.000% due 05/01/2029	1,815	1,816

Newport Isles Community Development District, Florida Special Assessment Bonds, Series 2024
5.200% due 05/01/2054	2,535	2,419

Normandy Community Development District, Florida Special Assessment Bonds, Series 2024
5.300% due 05/01/2044	1,500	1,443
5.550% due 05/01/2054	1,750	1,666

North AR-1 Pasco Community Development District, Florida Special Assessment Bonds, Series 2024
5.750% due 05/01/2044	1,230	1,234
6.000% due 05/01/2054	1,965	1,980

Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2053	4,915	5,006

Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2024
5.000% due 08/01/2054	3,200	3,205

Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2025
4.500% due 10/01/2056	20,000	19,203
5.250% due 10/01/2056	8,500	8,880

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	35

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2031 (d)	$1,330	$1,035

Parrish Lakes Community Development District, Florida Special Assessment Bonds, Series 2024
5.500% due 05/01/2044	745	732
5.800% due 05/01/2054	1,985	1,945

Pasadena Ridge Community Development District, Florida Special Assessment Bonds, Series 2024
5.050% due 05/01/2044	1,000	974
5.375% due 05/01/2055	1,275	1,238

Pioneer Ranch Community Development District, Florida Special Assessment Notes, Series 2024
5.300% due 05/01/2055	1,000	945

Polk County, Florida Industrial Development Authority Revenue Bonds, Series 2020
5.875% due 01/01/2033 ^(c)	9,040	6,690

Pompano Beach, Florida Revenue Bonds, Series 2020
4.000% due 09/01/2050	6,750	5,620

Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	7,000	7,121

Rookery Community Development District, Florida Special Assessment Bonds, Series 2024
5.350% due 05/01/2055	1,500	1,434

Seagrove Community Development District, Florida Special Assesment Bonds, Series 2024
5.200% due 06/15/2054	1,250	1,207

St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020
4.000% due 08/01/2055	6,500	5,397

Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2040 (d)	1,000	486
0.000% due 09/01/2041 (d)	1,000	455

Tradition Community Development District No 9, Florida Special Assessment Bonds, Series 2025
5.400% due 05/01/2045 (b)	710	699
5.650% due 05/01/2056 (b)	880	868

Two Rivers West Community Development District, Florida Special Assessment Bonds, Series 2024
5.875% due 05/01/2054	1,000	1,016

V-Dana Community Development District, Florida Special Assessment Bonds, Series 2025
5.375% due 05/01/2045	900	891
5.550% due 05/01/2055	1,250	1,235

Village Community Development District No. 13, Florida Special Assessment Bonds, Series 2020
3.500% due 05/01/2051	7,765	6,075

Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023
5.000% due 05/01/2043	1,000	1,017
5.250% due 05/01/2054	3,465	3,538

Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2024
4.550% due 05/01/2044	1,000	983

Westside Haines City Community Development District, Florida Special Assessment Bonds, Series 2024
5.750% due 05/01/2044	1,190	1,202
6.000% due 05/01/2054	1,590	1,612

		378,248

GEORGIA 3.0%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
7.000% due 01/01/2040 ^(c)	1,600	640

Atlanta Development Authority, Georgia Revenue Bonds, Series 2024
0.000% due 12/15/2048 (e)	16,100	13,833

Atlanta Development Authority, Georgia Tax Allocation Bonds, Series 2024
5.000% due 04/01/2034	1,950	1,948

Augusta Development Authority, Georgia Revenue Bonds, Series 2023
5.125% due 04/01/2053	6,500	6,660

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Burke County, Georgia Development Authority Revenue Bonds, Series 2017
4.125% due 11/01/2045	$6,000	$5,440

Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023
5.750% due 04/01/2053	7,500	8,165

Gainesville & Hall County, Georgia Development Authority Revenue Bonds, Series 2017
5.000% due 03/01/2047	1,500	900

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021
4.000% due 07/01/2052	14,200	14,320

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	27,250	28,471
5.000% due 12/01/2053	17,400	18,420

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 12/01/2054	5,735	6,114
5.000% due 05/01/2055	2,900	3,069

Municipal Electric Authority of Georgia Revenue Bonds, (BAM Insured), Series 2024
5.250% due 01/01/2054	6,725	7,093

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2049	10,900	11,034
5.000% due 01/01/2056	10,000	10,105
5.000% due 01/01/2059	7,600	7,680
5.000% due 01/01/2063	3,340	3,370

Municipal Electric Authority of Georgia Revenue Bonds, Series 2021
4.000% due 01/01/2051	1,000	885
5.000% due 01/01/2056	1,100	1,117

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
4.500% due 07/01/2063	5,000	4,676

Municipal Electric Authority of Georgia Revenue Bonds, Series 2023
5.250% due 07/01/2064	7,000	7,272

Municipal Electric Authority of Georgia Revenue Bonds, Series 2024
5.250% due 01/01/2049	5,000	5,306

		166,518

GUAM 0.0%

Guam Department of Education Certificates of Participation Bonds, Series 2020
5.000% due 02/01/2040	1,500	1,469

HAWAII 0.3%

Hawaii Department of Budget & Finance State Revenue Bonds, Series 2017
3.100% due 05/01/2026	6,990	6,842
4.000% due 03/01/2037	6,520	6,038

Hawaii Department of Budget & Finance State Revenue Bonds, Series 2019
3.200% due 07/01/2039	3,725	3,099
3.500% due 10/01/2049	2,000	1,553

		17,532

IDAHO 0.4%

Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
4.650% due 01/01/2054	4,410	4,338

Nez Perce County, Idaho Certificates of Participation Bonds, Series 2022
5.000% due 03/01/2052	2,750	2,798

Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021
3.750% due 09/01/2051	18,235	16,771

		23,907

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 4.5%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2012
4.000% due 12/01/2035	$8,360	$7,832

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2048	9,000	9,178

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2055	20,000	20,038
5.250% due 01/01/2056	1,000	1,033

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2036	2,875	3,044
5.000% due 01/01/2037	2,500	2,630
5.000% due 01/01/2039	1,200	1,251
5.250% due 01/01/2041	1,000	1,063
5.250% due 01/01/2042	1,000	1,055
5.250% due 01/01/2048	9,000	9,339
5.500% due 01/01/2044	2,625	2,793

Chicago O’Hare International Airport, Illinois Revenue Notes, Series 2024
5.000% due 01/01/2034	7,000	7,526

Chicago Transit Authority, Illinois Revenue Bonds, Series 2020
4.000% due 12/01/2050	2,250	2,052

Exceptional Children Have Opportunities, Illinois General Obligation Debt Certificate, Series 2020
4.000% due 12/01/2036	680	664

Gilberts Special Service Area No 25, Illinois Special Tax Bonds, Series 2018
6.000% due 03/01/2048	7,827	7,649

Illinois Finance Authority Revenue Bonds, Series 2015
5.250% due 05/15/2050	1,650	1,654

Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	2,500	2,442

Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(c)	2,426	19
5.125% due 02/15/2045 ^(c)	2,675	21

Illinois Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	3,100	3,123

Illinois Finance Authority Revenue Bonds, Series 2019
5.000% due 11/01/2049 ^(c)	4,900	3,283

Illinois Finance Authority Revenue Bonds, Series 2020
4.000% due 08/15/2041	3,375	3,170

Illinois Finance Authority Revenue Bonds, Series 2021
4.000% due 05/01/2035	1,410	1,362
4.000% due 05/01/2040	2,830	2,569

Illinois Finance Authority Revenue Bonds, Series 2022
3.500% due 08/15/2057	5,100	5,100

Illinois State General Obligation Bonds, Series 2016
3.500% due 06/01/2029	2,000	1,968

Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	3,800	3,941
5.000% due 12/01/2038	1,000	1,019

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	4,000	4,024
5.000% due 05/01/2028	4,295	4,502

Illinois State General Obligation Bonds, Series 2020
4.125% due 10/01/2036	2,000	1,960
5.500% due 05/01/2030	2,650	2,804

Illinois State General Obligation Bonds, Series 2021
5.000% due 03/01/2036	2,250	2,370

Illinois State General Obligation Bonds, Series 2023
5.000% due 12/01/2043	3,250	3,352
5.000% due 12/01/2046	17,500	17,840

Illinois State General Obligation Bonds, Series 2024
4.250% due 05/01/2046	2,000	1,802
5.000% due 05/01/2030	2,500	2,670
5.000% due 05/01/2033	10,000	10,831
5.000% due 05/01/2034	11,760	12,751
5.000% due 02/01/2035	17,245	18,688
5.000% due 05/01/2038	5,000	5,317
5.250% due 05/01/2042	12,000	12,714
5.250% due 05/01/2045	4,000	4,178

36	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 05/01/2047	$5,000	$5,170
5.250% due 05/01/2048	3,750	3,868

Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2033	2,785	2,491

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 12/15/2037 (d)	5,000	2,838

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2020
4.000% due 06/15/2050	19,500	16,821

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2048	3,500	3,078

Southwestern Illinois Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,220	898

		247,785

INDIANA 1.9%

Goshen, Indiana Revenue Bonds, Series 2021
5.000% due 08/01/2041	4,065	3,465

Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	5,400	5,148
4.250% due 11/01/2030	20,440	20,880

Indiana Finance Authority Revenue Bonds, Series 2019
7.000% due 03/01/2039	27,720	4,311

Indiana Finance Authority Revenue Bonds, Series 2021
1.400% due 08/01/2029	1,000	876

Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 10/01/2053	14,400	14,879

Indiana Finance Authority Revenue Bonds, Series 2024
5.000% due 07/01/2059	1,250	1,207
5.250% due 07/01/2064	1,500	1,496

Indiana Housing & Community Development Authority Revenue Bonds, Series 2016
0.000% due 07/01/2056	9,765	9,504
5.750% due 01/01/2036	1,600	1,549

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2022
5.250% due 01/01/2048	2,150	2,272

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
6.000% due 02/01/2048	7,000	7,844
6.000% due 03/01/2053	12,985	13,702

Indianapolis, Indiana Revenue Bonds, Series 2016
6.250% due 07/01/2056	9,765	9,531

Valparaiso, Indiana Revenue Bonds, Series 2021
5.375% due 12/01/2041	5,350	4,823

Whiting, Indiana Revenue Bonds, Series 2016
4.400% due 03/01/2046	5,000	5,092

		106,579

IOWA 0.4%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	2,850	3,023
5.000% due 12/01/2050	6,680	7,538

Iowa Finance Authority Revenue Bonds, Series 2022
8.000% due 01/01/2042	9,500	8,403

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021
0.000% due 06/01/2065 (d)	27,990	4,165

		23,129

KANSAS 0.2%

Colby, Kansas Revenue Bonds, Series 2024
5.500% due 07/01/2026	9,700	9,728

Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^(c)	3,233	453

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wyandotte County-Kansas City Unified Government, Kansas Revenue Bonds, Series 2018
4.500% due 06/01/2040	$785	$758

		10,939

KENTUCKY 0.2%

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016
6.000% due 11/15/2036	2,350	1,865
6.250% due 11/15/2046	1,150	814

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021
4.750% due 07/01/2040	3,750	3,322
5.125% due 07/01/2055	4,660	3,910

Warren County, Kentucky Revenue Bonds, Series 2024
5.250% due 04/01/2054	2,000	2,097

		12,008

LOUISIANA 1.0%

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045	7,000	6,541

New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2024
5.000% due 01/01/2037	4,450	4,695
5.000% due 01/01/2038	4,000	4,199
5.250% due 01/01/2041	7,500	7,954
5.250% due 01/01/2042	17,180	18,103

Parish of St James, Louisiana Revenue Bonds, Series 2010
6.350% due 07/01/2040	2,900	3,151

Parish of St James, Louisiana Revenue Bonds, Series 2011
5.850% due 08/01/2041	4,500	4,512

Plaquemines Port Harbor & Terminal District, Louisiana Revenue Bonds, Series 2024
9.000% due 12/01/2044	6,350	6,217

		55,372

MAINE 0.1%

Finance Authority of Maine Revenue Bonds, Series 2024
4.625% due 12/01/2047	3,000	3,029

MARYLAND 0.8%

Maryland Economic Development Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2048	11,500	11,627

Maryland Economic Development Corp. Tax Allocation Bonds, Series 2020
4.000% due 09/01/2040	2,000	1,819

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
3.052% due 07/01/2040	5,400	4,129

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
3.762% due 01/01/2043	3,205	2,363

Montgomery County, Maryland General Obligation Bonds, Series 2017
3.400% due 11/01/2037	26,180	26,180

		46,118

MASSACHUSETTS 1.2%

Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	3,580	3,513

Commonwealth of Massachusetts General Obligation Bonds, Series 2023
5.000% due 10/01/2046	5,500	5,774
5.000% due 10/01/2051	10,000	10,406
5.000% due 10/01/2053	19,000	19,743

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Massachusetts Development Finance Agency Revenue Bonds, Series 2008
3.400% due 10/01/2042	$6,160	$6,160

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 10/01/2048	5,360	5,182

Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2048	10,500	10,539

Massachusetts Development Finance Agency Revenue Bonds, Series 2024
4.000% due 03/01/2054	2,500	2,241
5.000% due 07/01/2054	1,200	1,204
5.000% due 07/01/2060	1,100	1,097

		65,859

MICHIGAN 2.0%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	32,190	25,758

Detroit, Michigan General Obligation Bonds, Series 2021
5.000% due 04/01/2050	1,600	1,614

Detroit, Michigan General Obligation Bonds, Series 2023
6.000% due 05/01/2039	1,300	1,457
6.844% due 05/01/2028	1,090	1,110

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
3.663% due 07/01/2032 ~	3,750	3,698

Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 02/15/2050	3,250	2,837

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2045 (d)	15,000	3,991
0.000% due 06/01/2065 (d)	55,000	5,665
4.300% due 09/01/2030	100	93
4.800% due 09/01/2040	235	199
5.000% due 06/01/2040	3,750	3,835
5.000% due 09/01/2050	380	307

Michigan Finance Authority Revenue Bonds, Series 2021
5.000% due 05/01/2046	1,435	1,062

Michigan Finance Authority Revenue Bonds, Series 2024
5.500% due 02/28/2049	1,875	2,002
5.500% due 02/28/2057	3,000	3,176

Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
5.000% due 11/15/2047	1,000	1,020

Michigan State Housing Development Authority Revenue Bonds, Series 2024
6.250% due 06/01/2055	5,500	6,034

Michigan Strategic Fund Revenue Bonds, Series 2019
3.350% due 10/01/2049	14,000	13,881

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2046 (d)	78,000	10,486
0.000% due 06/01/2058 (d)	145,250	4,526

Michigan Trunk Line State Revenue Bonds, Series 2023
5.000% due 11/15/2046	17,000	18,062

Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2033	1,380	1,484

		112,297

MINNESOTA 0.3%

Duluth Economic Development Authority, Minnesota Revenue Bonds, Series 2018
5.000% due 02/15/2048	5,000	5,005

Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016
5.000% due 01/01/2041	750	756

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	37

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022
5.000% due 01/01/2034	$1,645	$1,738
5.000% due 01/01/2037	2,100	2,194

Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 01/01/2055	5,000	5,556

		15,249

MISSISSIPPI 0.0%

Mississippi Development Bank Revenue Bonds, Series 2021
4.000% due 10/01/2034	500	447
4.000% due 10/01/2035	300	264

		711

MISSOURI 0.2%

Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	248
5.550% due 10/01/2036	45	44

Lees Summit Industrial Development Authority, Missouri Revenue Bonds, Series 2016
5.000% due 08/15/2051	1,450	1,261

Missouri Development Finance Board Revenue Bonds, Series 2022
5.750% due 05/01/2052	7,000	7,399

St. Louis Land Clearance for Redevelopment Authority, Missouri Revenue Bonds, Series 2017
5.125% due 06/01/2046	2,195	2,161

		11,113

MONTANA 0.0%

Hardin, Montana Tax Allocation Bonds, Series 2006
6.250% due 09/01/2031 ^(c)	830	124

MULTI-STATE 2.2%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
0.000% due 12/25/2036	26,969	26,884
3.721% due 01/25/2040	21,625	21,471
4.136% due 08/25/2040	27,966	28,489

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
0.000% due 10/25/2040	19,385	19,922
4.326% due 08/25/2041 ~	20,239	20,986

Freddie Mac Multifamily Variable Rate Certificate, Revenue Bonds, Series 2022
2.875% due 07/25/2036	2,353	2,152
3.125% due 09/25/2036	960	900

		120,804

NEBRASKA 0.4%

Omaha Public Power District, Nebraska Revenue Bonds, Series 2021
4.000% due 02/01/2051	8,000	7,355

Omaha Public Power District, Nebraska Revenue Bonds, Series 2023
5.250% due 02/01/2053	15,000	15,916

		23,271

NEVADA 0.2%

Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	3,955	3,795

Nevada Department of Business & Industry State Revenue Bonds, Series 2017
5.125% due 12/15/2037 ^(c)	1,765	0

Nevada Department of Business & Industry State Revenue Bonds, Series 2018
6.950% due 02/15/2038 ^(c)	3,716	15

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (d)	$42,500	$5,612

		9,422

NEW HAMPSHIRE 1.0%

New Hampshire Business Finance Authority Revenue Bonds, Series 2021
4.000% due 01/01/2051	2,250	1,764

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.777% due 08/20/2034	13,586	12,690
3.875% due 01/20/2038	7,966	7,531
3.967% due 06/20/2034	10,065	9,549

New Hampshire Business Finance Authority Revenue Bonds, Series 2024
0.000% due 08/20/2039 (a)	24,077	972

New Hampshire Business Finance Authority Revenue Bonds, Series 2025
4.168% due 01/20/2041	21,500	20,744

		53,250

NEW JERSEY 2.0%

Atlantic City, New Jersey General Obligation Bonds, Series 2015
6.375% due 03/01/2030	815	817

Middlesex County Improvement Authority, New Jersey Revenue Bonds, Series 2023
5.000% due 08/15/2053	6,810	7,179

New Jersey Economic Development Authority Revenue Bonds, Series 2015
5.250% due 06/15/2040	1,500	1,507

New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.500% due 06/15/2029	5,000	5,229

New Jersey Economic Development Authority Revenue Bonds, Series 2018
5.000% due 06/15/2038	2,245	2,411

New Jersey Economic Development Authority Revenue Bonds, Series 2022
5.000% due 11/01/2052	20,000	20,440

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	5,000	4,933
6.500% due 04/01/2028	2,735	2,834

New Jersey Housing & Mortgage Finance Agency Revenue Bonds, (FHA Insured), Series 2024
5.250% due 12/20/2065	2,250	2,285

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2039	2,000	1,925

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2022
5.000% due 06/15/2037	1,500	1,612
5.500% due 06/15/2050	3,500	4,097

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
4.250% due 06/15/2040	10,500	10,256
5.000% due 06/15/2043	6,500	6,784

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2024
5.000% due 06/15/2035	7,300	8,067
5.000% due 06/15/2038	25,000	27,077

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	1,000	978

Union County, New Jersey Improvement Authority Revenue Bonds, Series 2021
8.500% due 06/01/2041	6,000	4,129

		112,560

NEW MEXICO 0.1%

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2008
3.550% due 08/01/2034	3,765	3,765

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 10.1%

Build NYC Resource Corp., New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	$8,905	$8,101

Build NYC Resource Corp., New York Revenue Bonds, Series 2022
5.750% due 06/01/2052	1,250	1,275
5.750% due 06/01/2062	3,250	3,300

Huntington Local Development Corp., New York Revenue Bonds, Series 2021
4.000% due 07/01/2027	1,785	1,739

Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023
4.720% due 01/01/2044	4,700	4,647

New York City, New York General Obligation Bonds, Series 2014
3.550% due 03/01/2040	10,050	10,050

New York City, New York Housing Development Corp. Revenue Bonds, Series 2017
3.700% due 11/01/2047	1,750	1,501
3.750% due 11/01/2052	2,000	1,686

New York City, New York Housing Development Corp. Revenue Bonds, Series 2024
4.650% due 11/01/2049	3,000	2,963

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2016
3.800% due 06/15/2049	15,300	15,300

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2053	9,600	10,175

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2024
5.250% due 06/15/2054	9,900	10,511

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
3.550% due 11/01/2036	10,440	10,440

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2014
3.580% due 02/01/2044	16,000	16,000

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2020
4.000% due 11/01/2040	5,000	4,875

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2021
4.000% due 08/01/2039	4,000	3,919

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023
5.250% due 05/01/2050	11,000	11,651

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 05/01/2046	16,125	16,855
5.000% due 05/01/2047	5,000	5,207
5.000% due 05/01/2049	1,000	1,043
5.000% due 05/01/2050	3,000	3,127
5.250% due 05/01/2045	15,000	16,098

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2037	6,875	7,630
5.000% due 11/01/2038	22,040	24,320
5.000% due 11/01/2043 (b)	14,000	14,838
5.000% due 11/01/2050 (b)	2,400	2,506

New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2055 (d)	133,600	11,391
0.000% due 06/01/2060 (d)	210,000	8,996

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	33,675	33,749
5.150% due 11/15/2034	2,600	2,607
5.375% due 11/15/2040	6,500	6,517

38	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Power Authority Revenue Bonds, (AGM Insured), Series 2022
4.000% due 11/15/2047	$7,300	$6,811

New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2053	5,000	5,202
5.125% due 11/15/2063	10,000	10,424

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2060	8,760	7,593

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 02/15/2047	15,000	13,748

New York State Dormitory Authority Revenue Bonds, Series 2021
4.000% due 03/15/2040	8,730	8,619

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2051	10,000	9,171

New York State Dormitory Authority Revenue Bonds, Series 2024
4.000% due 05/01/2038	4,500	4,491
4.000% due 03/15/2054	10,000	9,202

New York State Dormitory Authority Revenue Notes, Series 2024
5.000% due 05/01/2034	6,100	6,747

New York State Thruway Authority Revenue Bonds, Series 2021
4.000% due 03/15/2047	2,665	2,445

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2053	14,500	15,085

New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024
5.250% due 12/31/2054	38,100	39,433

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.125% due 06/30/2060	12,000	12,075

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 06/30/2054	5,000	5,001

New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2027	7,800	7,963
5.000% due 01/01/2028	1,000	1,032
5.000% due 01/01/2031	2,280	2,339
5.000% due 01/01/2033	6,750	6,901
5.000% due 01/01/2036	1,500	1,526

New York Transportation Development Corp. Revenue Bonds, Series 2020
4.000% due 10/01/2030	2,000	1,984
4.375% due 10/01/2045	8,290	7,743
5.000% due 10/01/2035	6,715	6,916
5.000% due 10/01/2040	3,560	3,622
5.250% due 08/01/2031	6,755	6,998

New York Transportation Development Corp. Revenue Bonds, Series 2021
4.000% due 04/30/2053	1,250	1,021

New York Transportation Development Corp. Revenue Bonds, Series 2023
5.625% due 04/01/2040	8,750	9,193
6.000% due 04/01/2035	17,550	19,288

New York Transportation Development Corp. Revenue Bonds, Series 2024
5.000% due 06/30/2060	19,000	18,735
5.250% due 06/30/2043	7,560	7,850

Onondaga Civic Development Corp., New York Revenue Bonds, Series 2024
5.375% due 08/01/2054	1,340	1,194

Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021
5.375% due 11/01/2054	4,000	3,316

Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (d)	67,080	6,272

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007
5.693% due 01/01/2028	$8,370	$8,081

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
5.250% due 05/15/2062	3,750	3,926

TSASC, Inc., New York Revenue Bonds, Series 2016
5.000% due 06/01/2045	4,500	4,155

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	843
5.250% due 09/15/2053	2,500	2,034

		561,996

NORTH CAROLINA 0.3%

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007
3.450% due 01/15/2038	8,035	8,035

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 01/01/2055	5,695	6,311

North Carolina Medical Care Commission Revenue Bonds, Series 2021
4.000% due 03/01/2030	285	282
4.000% due 03/01/2031	290	286
4.000% due 03/01/2051	1,500	1,233

		16,147

NORTH DAKOTA 0.0%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(c)	7,940	0

OHIO 2.6%

Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2017
5.000% due 08/01/2042	3,085	3,105

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (d)	279,880	27,883
5.000% due 06/01/2055	65,450	57,773

Cuyahoga County, Ohio Revenue Bonds, Series 2017
5.000% due 02/15/2057	5,000	4,744
5.500% due 02/15/2057	1,000	1,005

Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019
5.000% due 12/01/2033	1,170	1,178
5.000% due 12/01/2035	1,200	1,203
5.000% due 12/01/2037	650	642
5.000% due 12/01/2039	1,425	1,381

Geisinger Authority, Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2047	2,080	1,862

Montgomery County, Ohio Revenue Bonds, Series 2018
6.000% due 04/01/2038 ^(c)	2,398	120
6.250% due 04/01/2049 ^(c)	5,238	262

Northeast Ohio Medical University Revenue Bonds, Series 2021
4.000% due 12/01/2035	300	289

Ohio Air Quality Development Authority Revenue Bonds, Series 2005
3.700% due 10/01/2028	8,500	8,477
3.750% due 01/01/2029	5,000	4,985

Ohio Air Quality Development Authority Revenue Bonds, Series 2017
4.250% due 01/15/2038	1,075	1,048

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	25,060	22,787

Ohio Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 01/01/2045	4,230	4,183

Ohio State Hospital Revenue Bonds, Series 2020
4.000% due 11/15/2038	1,280	1,195

		144,122

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OKLAHOMA 0.3%

Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2052	$5,000	$5,072

Oklahoma Development Finance Authority Revenue Bonds, Series 2021
8.000% due 12/01/2041 ^(c)	7,500	5,623

Oklahoma Turnpike Authority Revenue Bonds, Series 2023
4.500% due 01/01/2053	5,750	5,667
5.500% due 01/01/2053	2,750	2,943

Payne County, Oklahoma Economic Development Authority Revenue Bonds, Series 2016
6.625% due 11/01/2036 ^(c)	526	2
6.875% due 11/01/2046 ^(c)	1,081	4
7.000% due 11/01/2051 ^(c)	2,163	7

		19,318

OREGON 0.2%

Salem Hospital Facility Authority, Oregon Revenue Bonds, Series 2022
4.000% due 05/15/2047	875	731
4.000% due 05/15/2057	1,000	768

Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
5.000% due 06/15/2052	7,000	7,283

		8,782

PENNSYLVANIA 3.8%

Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022
5.250% due 05/01/2042	16,410	16,163

Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2024
6.000% due 06/30/2034	1,850	1,995
7.000% due 06/30/2039	18,807	17,415
8.000% due 06/30/2034	3,693	3,780

Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017
7.750% due 12/01/2037	6,500	7,109

Doylestown Hospital Authority, Pennsylvania Revenue Bonds, Series 2024
5.375% due 07/01/2039	2,575	2,760

Franklin County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 12/01/2053	1,650	1,454

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020
4.000% due 04/01/2050	5,000	4,368

General Authority of Southcentral Pennsylvania Revenue Bonds, Series 2018
6.500% due 07/15/2048	4,200	4,306

Lancaster Municipal Authority, Pennsylvania Revenue Bonds, Series 2024
5.000% due 05/01/2044	1,000	1,033
5.000% due 05/01/2049	900	918

Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016
3.000% due 09/01/2029	9,500	9,457

Mercer County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2020
6.125% due 10/01/2050	4,640	3,438

Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2024
5.000% due 11/01/2044	4,300	4,224

Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018
4.000% due 09/01/2049	2,200	1,986

Moon Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2015
6.000% due 07/01/2045	21,300	16,686
6.125% due 07/01/2050	4,500	3,476

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	39

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.000% due 12/31/2057	$10,500	$10,651

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
5.250% due 12/01/2037	5,000	5,041

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.000% due 12/31/2032	3,070	3,262
5.250% due 06/30/2053	7,635	7,769
6.000% due 06/30/2061	16,000	17,127

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2023
5.250% due 07/01/2046	2,200	2,266
5.250% due 07/01/2049	2,000	2,048

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025
5.000% due 03/15/2060 (b)	21,300	23,040
5.450% due 01/01/2051	3,920	4,012

Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 10/01/2054	6,300	6,819
6.250% due 10/01/2054	3,400	3,721

Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds, Series 2021
4.000% due 12/01/2051	3,500	3,199

Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
5.000% due 12/01/2051	7,750	7,980

Pennsylvania Turnpike Commission Revenue Bonds, Series 2022
5.250% due 12/01/2052	3,000	3,164

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	3,500	3,250

Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022
5.250% due 06/01/2043	5,000	5,371

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2018
5.000% due 07/01/2035	750	740

		210,028

PUERTO RICO 6.7%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (d)	194,500	11,859

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	43,493	27,292
0.000% due 11/01/2051	79,251	49,334

GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040	34,182	33,455

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
3.583% due 07/01/2029 ~	9,245	9,006

Puerto Rico Electric Power Authority Revenue Bonds, (BABs), Series 2010
5.950% due 07/01/2030 ^(c)	2,500	1,219
6.125% due 07/01/2040 ^(c)	1,950	951
6.250% due 07/01/2040 ^(c)	400	195

Puerto Rico Electric Power Authority Revenue Bonds, Series 2005
4.625% due 07/01/2030 ^(c)	10	5

Puerto Rico Electric Power Authority Revenue Bonds, Series 2007
3.953% due 07/01/2031 ^~(c)	2,500	1,219
5.000% due 07/01/2026 ^(c)	10	5
5.000% due 07/01/2037 ^(c)	555	271

Puerto Rico Electric Power Authority Revenue Bonds, Series 2008
5.000% due 07/01/2028 ^(c)	12,030	5,865
5.250% due 07/01/2033 ^(c)	4,200	2,047
5.375% due 07/01/2023 ^(c)	1,000	485
5.500% due 07/01/2038 ^(c)	5,745	2,801

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
4.625% due 07/01/2025 ^(c)	$35	$17
4.750% due 07/01/2026 ^(c)	245	119
4.750% due 07/01/2027 ^(c)	50	24
5.000% due 07/01/2025 ^(c)	865	422
5.000% due 07/01/2026 ^(c)	65	32
5.250% due 07/01/2025 ^(c)	25	12
5.250% due 07/01/2026 ^(c)	6,070	2,959
5.250% due 07/01/2027 ^(c)	390	190
5.250% due 07/01/2030 ^(c)	1,625	792
5.250% due 07/01/2031 ^(c)	30	15
5.250% due 07/01/2040 ^(c)	26,855	13,092
5.400% due 07/01/2028 ^(c)	2,610	1,272
5.750% due 07/01/2036 ^(c)	23,620	11,515

Puerto Rico Electric Power Authority Revenue Bonds, Series 2012
5.000% due 07/01/2029 ^(c)	7,000	3,412
5.000% due 07/01/2042 ^(c)	3,125	1,523

Puerto Rico Electric Power Authority Revenue Bonds, Series 2013
6.750% due 07/01/2036 ^(c)	10,000	4,875
7.000% due 07/01/2033 ^(c)	4,900	2,389
7.000% due 07/01/2040 ^(c)	20	10
7.000% due 07/01/2043 ^(c)	2,600	1,267

Puerto Rico Electric Power Authority Revenue Bonds,(BABs),Series 2010
6.050% due 07/01/2032 ^(c)	770	375

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (d)	123,436	40,497
0.000% due 07/01/2051 (d)	149,216	36,230
4.750% due 07/01/2053	25,325	24,386
5.000% due 07/01/2058	45,177	44,560

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	20,205	19,709
4.550% due 07/01/2040	18,800	18,629

		374,332

RHODE ISLAND 0.5%

Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024
5.250% due 05/15/2054	9,000	9,265

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2007
0.000% due 06/01/2052 (d)	12,580	2,172

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	4,500	4,503
5.000% due 06/01/2050	14,280	14,279

		30,219

SOUTH CAROLINA 1.1%

Charleston County, South Carolina Airport District Revenue Bonds, Series 2024
5.250% due 07/01/2049	3,500	3,633
5.250% due 07/01/2054	3,750	3,879

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	7,700	8,238

South Carolina Public Service Authority Revenue Bonds, Series 2024
5.000% due 12/01/2046	8,000	8,301

South Carolina Public Service Authority Revenue Bonds, Series 2025
5.000% due 12/01/2044	4,000	4,190
5.000% due 12/01/2047	3,500	3,627
5.000% due 12/01/2048	3,500	3,621
5.000% due 12/01/2055	12,025	12,298
5.250% due 12/01/2050	4,425	4,660

Spartanburg Regional Health Services District, South Carolina Revenue Bonds, Series 2017
5.000% due 04/15/2048	6,800	6,808

		59,255

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TENNESSEE 1.2%

Bristol Industrial Development Board, Tennessee Tax Allocation Bonds, Series 2016
5.625% due 06/01/2035	$2,000	$1,811

Chattanooga Health Educational & Housing Facility Board, Tennessee Revenue Bonds, Series 2024
5.250% due 12/01/2049	3,800	3,978

Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017
5.625% due 01/01/2046	850	567

Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2048	2,440	2,558
5.000% due 07/01/2056	4,000	4,133

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020
4.000% due 11/01/2055	4,000	3,080

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2023
4.875% due 10/01/2038	10,340	10,413

Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2022
5.250% due 07/01/2047	6,250	6,439
5.500% due 07/01/2052	4,500	4,699

Tennergy Corp., Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	9,805	10,314

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	17,750	18,559

		66,551

TEXAS 9.9%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
5.000% due 12/01/2045 ^(c)	5,750	5,564
7.500% due 12/01/2045 ^(c)	7,060	2,379
12.000% due 12/01/2045 ^(c)	9,525	4,528

Arlington Higher Education Finance Corp., Texas Revenue Bonds, Series 2016
5.000% due 12/01/2051	2,710	2,613

Austin Affordable PFC Inc., Texas Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 03/01/2043	2,575	2,497

Austin Housing Finance Corp., Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	5,200	5,222

Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.250% due 02/15/2054	6,300	6,091

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2019
7.000% due 03/01/2039 ^(c)	480	384
9.000% due 03/01/2039 ^(c)	14,865	11,892

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2022
10.000% due 06/01/2042	5,000	4,250

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023
12.000% due 06/01/2043	13,000	11,050

Calhoun County, Texas Navigation Industrial Development Authority Revenue Bonds, Series 2021
3.625% due 07/01/2026	7,000	6,620
6.500% due 07/01/2026	12,750	12,509

Canutillo Independent School District, Texas General Obligation Bonds, (PSF Insured), Series2024
5.250% due 02/15/2054	7,300	7,738

Celina, Texas Special Assessment Bonds, (AGC Insured), Series 2025
5.000% due 09/01/2039	750	791
5.000% due 09/01/2045	1,750	1,795

40	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Celina, Texas Special Assessment Bonds, Series 2024
5.125% due 09/01/2044	$1,800	$1,729
5.375% due 09/01/2053	226	215
5.500% due 09/01/2054	1,000	966

Celina, Texas Special Assessment Bonds, Series 2025
5.500% due 09/01/2045	300	300
5.625% due 09/01/2055	600	589

Central Texas Turnpike System Revenue Bonds, Series 2024
5.000% due 08/15/2039	3,500	3,756

Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018
6.125% due 08/15/2048	3,000	3,011

Club Municipal Management District No 1, Texas Special Assessment Bonds, Series 2024
5.100% due 09/01/2044	650	626
5.375% due 09/01/2055	1,047	1,016

Crandall, Texas Special Assessment Bonds, Series 2025
5.250% due 09/15/2045	540	527
5.500% due 09/15/2055	1,250	1,227

Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2022
6.000% due 12/01/2062	3,425	3,237

Denton County, Texas Special Assessment Bonds, Series 2025
4.500% due 12/31/2035	1,000	982
5.000% due 12/31/2035	1,000	982
5.375% due 12/31/2045	1,750	1,716
5.875% due 12/31/2045	1,500	1,472
6.125% due 12/31/2055	3,500	3,424

Denton County, Texas Special Assessment Notes, Series 2025
4.250% due 12/31/2030	700	693
4.750% due 12/31/2030	650	644

Elysian Fields Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	8,000	7,423

EP Essential Housing WF PFC, Texas Revenue Bonds, Series 2024
4.250% due 12/01/2034	12,100	11,919

Everman Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2054	6,540	5,940

Fort Worth, Texas Water & Wastewater System Revenue Bonds, Series 2024
4.250% due 02/15/2053	6,940	6,547

Gulf Coast Industrial Development Authority, Texas Revenue Bonds, Series 2012
3.550% due 11/01/2041	25,020	25,020

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021
3.400% due 10/01/2041	10,000	10,000
4.000% due 10/01/2042	5,000	4,658

Houston, Texas Airport System Revenue Bonds, Series 2024
5.500% due 07/15/2035	3,000	3,176
5.500% due 07/15/2036	54,000	56,978

Houston, Texas Airport System Revenue Notes, Series 2024
5.250% due 07/15/2034	6,550	6,829

Jarrell Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2053	6,000	6,196

La Vega Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	12,840	11,949

Lamar Consolidated Independent School District, Texas General Obligation Bonds, Series 2023
4.000% due 02/15/2048	5,000	4,653

Little Elm Independent School District, Texas General Obligation Bonds, Series 2023
4.250% due 08/15/2053	1,800	1,705

Lower Colorado River Authority, Texas Revenue Bonds, Series 2025
5.000% due 05/15/2050	2,100	2,170

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Manor Housing Public Facility Corp., Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	$8,100	$8,105

Mansfield Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	12,000	11,168

Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.500% due 02/15/2047	3,750	3,765

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016
4.000% due 07/01/2026	25	20
4.000% due 07/01/2031 ^(c)	1,180	941
4.000% due 07/01/2036 ^(c)	2,635	2,378
4.250% due 07/01/2031	670	605
4.250% due 07/01/2036 ^(c)	1,950	1,555
4.750% due 07/01/2051 ^(c)	6,730	5,367
5.000% due 07/01/2031 ^(c)	905	817
5.000% due 07/01/2046 ^(c)	19,265	15,967
5.000% due 07/01/2051 ^(c)	9,305	8,398
5.250% due 07/01/2036 ^(c)	400	200
5.500% due 07/01/2046 ^(c)	2,520	1,260
5.750% due 07/01/2051 ^(c)	1,000	500
6.000% due 07/01/2026 ^(c)	80	11
7.000% due 07/01/2051 ^(c)	1,450	203

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2040	3,000	2,769
5.000% due 01/01/2042	500	496
5.000% due 01/01/2047	1,500	1,448

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019
5.000% due 12/01/2054	250	227

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Notes, Series 2016
3.750% due 07/01/2025	25	25
4.000% due 07/01/2025	50	40

Port Beaumont Navigation District, Texas Revenue Bonds, Series 2020
4.000% due 01/01/2050	8,125	6,682

Princeton, Texas Special Assessment Bonds, Series 2024
5.250% due 09/01/2054	750	711

Princeton, Texas Special Assessment Bonds, Series 2025
5.625% due 09/01/2055 (b)e	700	696

Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	100	101

Royse City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2054	2,100	2,178

San Antonio Water System, Texas Revenue Bonds, Series 2024
3.600% due 05/01/2054	34,500	34,500

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.000% due 02/01/2043	9,000	9,492
5.000% due 02/01/2044	8,750	9,186

Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.000% due 02/01/2043	6,000	5,716

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2052	3,000	3,066

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
4.505% due 12/15/2026 ~	5,530	5,532

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2023
5.500% due 01/01/2054	5,550	5,884

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019
5.000% due 06/30/2058	7,450	7,395

Texas Transportation Commission Revenue Bonds, Series 2019
0.000% due 08/01/2047 (d)	5,575	1,799

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 08/01/2051 (d)	$3,450	$881
5.000% due 08/01/2057	7,000	7,037

Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	33,300	34,153

Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	6,800	6,985
5.000% due 10/15/2058	4,500	4,663

Texas Water Development Board Revenue Bonds, Series 2024
4.125% due 10/15/2047	24,705	23,262
4.250% due 10/15/2051	5,000	4,821
4.375% due 10/15/2059	28,500	27,756

Waxahachie Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	6,500	6,085

		553,044

UTAH 0.7%

MIDA Mountain Veterans Program Public Infrastructure District, Utah Tax Allocation Bonds, Series 2024
5.200% due 06/01/2054	2,250	2,214

Mida Mountain Village Public Infrastructure District, Utah Special Assessment Bonds, Series 2021
4.000% due 08/01/2050	2,750	2,362

Mida Mountain Village Public Infrastructure District, Utah Tax Allocation Bonds, Series 2024
5.125% due 06/15/2054	5,940	5,653
6.000% due 06/15/2054	4,000	4,131

Salt Lake City, Utah Airport Revenue Bonds, Series 2021
5.000% due 07/01/2051	10,000	10,036

Salt Lake City, Utah Airport Revenue Bonds, Series 2023
5.250% due 07/01/2053	2,000	2,059

UIPA Crossroads Public Infrastructure District, Utah Tax Allocation Bonds, Series 2021
4.375% due 06/01/2052	3,500	3,176

Utah County, Utah Revenue Bonds, Series 2016
4.000% due 05/15/2047	5,000	4,477

Utah County, Utah Revenue Bonds, Series 2020
4.000% due 05/15/2043	2,750	2,552

		36,660

VERMONT 0.0%

Vermont Economic Development Authority Revenue Bonds, Series 2022
4.375% due 06/01/2052	2,000	2,006

VIRGINIA 0.6%

Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021
3.750% due 03/01/2036	4,760	4,457

Lewistown Commerce Center Community Development Authority Revenue Bonds, Virginia Tax Allocation, Series 2014
6.050% due 03/01/2044 ^(c)	164	113
6.050% due 03/01/2044	154	131
6.050% due 03/01/2054 ^(c)	584	263

Peninsula Town Center Community Development Authority, Virginia Special Assessment Bonds, Series 2018
5.000% due 09/01/2045	2,250	2,145

Virginia Beach Development Authority Revenue Bonds, Series 2023
7.000% due 09/01/2059	4,000	4,462

Virginia Housing Development Authority Revenue Bonds, Series 2023
5.150% due 10/01/2053	3,000	3,038

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
5.500% due 07/01/2044	12,625	11,035
7.500% due 07/01/2052 ^(c)	5,569	3,341

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	41

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Virginia Small Business Financing Authority Revenue Bonds, Series 2024
5.000% due 12/01/2039	$2,000	$2,064
5.500% due 12/01/2054	2,500	2,583

		33,632

WASHINGTON 0.9%

Seattle, Washington Drainage & Wastewater Revenue Bonds, Series 2021
4.000% due 09/01/2051	2,000	1,842

Washington Health Care Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2044	1,000	920

Washington State General Obligation Bonds, Series 2023
5.000% due 06/01/2040	5,825	6,289

Washington State Housing Finance Commission Revenue Bonds, (FNMA Insured), Series 2024
4.400% due 03/01/2043	13,685	13,182

Washington State Housing Finance Commission Revenue Bonds, Series 2018
5.000% due 07/01/2048	2,925	2,161
5.000% due 07/01/2053	3,945	2,809

Washington State Housing Finance Commission Revenue Bonds, Series 2023
3.375% due 04/20/2037	12,743	11,218

Washington State Housing Finance Commission Revenue Bonds, Series 2024
3.812% due 03/20/2040	14,510	13,492

		51,913

WEST VIRGINIA 0.7%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (d)	144,415	13,609

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
4.006% due 06/01/2040	3,000	2,461
4.875% due 06/01/2049	12,285	11,383

West Virginia Economic Development Authority Revenue Bonds, Series 2025
5.450% due 01/01/2055	4,500	4,610

West Virginia Hospital Finance Authority Revenue Bonds, Series 2023
6.000% due 09/01/2053	8,600	9,312

		41,375

WISCONSIN 2.2%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2016
5.000% due 12/01/2025	2,000	2,010

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	12,500	11,219
7.000% due 11/01/2046 ^(c)	3,500	1,925
7.000% due 01/01/2050	4,750	4,963

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
5.000% due 03/01/2048	5,000	4,344
6.375% due 01/01/2048 ^(c)	8,930	4,019

Public Finance Authority, Wisconsin Revenue Bonds, Series 2019
5.875% due 10/01/2054	5,230	3,370

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
0.000% due 01/01/2035 (d)	$3,610	$1,993
0.000% due 01/01/2060 (d)	13,000	1,018
5.000% due 01/01/2055	3,500	3,215
5.250% due 03/01/2055	2,500	2,255

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
0.000% due 01/01/2061 (d)	32,530	2,368
4.000% due 09/30/2051	9,475	7,801
4.000% due 07/01/2056	2,250	1,644
5.625% due 06/01/2050	6,500	6,215
6.500% due 06/01/2045	1,400	1,224

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
4.000% due 10/01/2052	5,360	4,716
5.000% due 10/01/2052	3,620	3,706

Public Finance Authority, Wisconsin Revenue Bonds, Series 2023
0.000% due 09/01/2029 (d)	1,835	1,338
0.000% due 07/01/2062	1,360	996
6.125% due 12/15/2029	4,406	4,372

Public Finance Authority, Wisconsin Revenue Bonds, Series 2024
5.000% due 12/15/2039	700	706
5.000% due 12/15/2044	400	394
5.500% due 12/15/2028	7,098	7,127

Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.000% due 11/15/2042	750	781
5.250% due 11/15/2050	2,500	2,601
5.250% due 06/15/2055	1,000	1,017
5.250% due 11/15/2061	3,000	3,083
5.500% due 06/15/2045	725	733
5.500% due 06/15/2055	750	764
5.750% due 06/15/2055	1,000	1,014

University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018
3.450% due 04/01/2048	6,100	6,100

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2050 (d)	25,410	6,722
0.000% due 12/15/2060 (d)	5,000	763

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	4,130	3,906

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 08/15/2041	4,000	3,853

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2024
5.875% due 07/01/2055	5,000	5,053
6.000% due 07/01/2060	3,000	3,043

		122,371

Total Municipal Bonds & Notes (Cost $5,190,436)		5,109,928

U.S. GOVERNMENT AGENCIES 3.6%

Freddie Mac
2.802% due 04/25/2043 ~	8,105	7,095
2.952% due 01/25/2039 ~	24,503	15,970
3.199% due 01/25/2043 ~	12,177	7,874
3.600% due 12/01/2040 - 06/01/2043	15,138	13,860
3.700% due 09/01/2038	10,516	9,915
3.720% due 01/01/2041	13,947	12,963

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.790% due 07/01/2040	$3,923	$3,690
3.800% due 12/01/2038 - 01/01/2040	15,233	14,403
3.850% due 02/01/2038 - 01/01/2040	23,038	21,905
3.868% due 05/25/2041 ~	5,924	5,874
4.000% due 01/01/2039	3,500	3,378
4.100% due 05/01/2038	6,780	6,639
4.250% due 08/01/2038	4,965	4,895
4.400% due 11/01/2040	9,921	9,852
4.500% due 12/01/2040	10,000	10,069
4.600% due 03/01/2041	7,657	7,785
4.900% due 02/01/2040	5,943	6,248
4.952% due 07/15/2040 •	4,918	5,022
4.977% due 01/25/2042 ~	12,474	10,124
5.210% due 08/01/2040	15,886	17,200
5.360% due 06/01/2039	7,541	8,198

Total U.S. Government Agencies (Cost $199,170)		202,959

	SHARES
SHORT-TERM INSTRUMENTS 0.3%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (f)	562,153	562

	PRINCIPAL AMOUNT (000S)
MUNICIPAL BONDS & NOTES 0.3%

Houston, Texas Revenue Notes, Series 2024
5.000% due 06/30/2025	$17,600	17,693

Total Municipal Bonds & Notes (Cost $17,688)		17,693

Total Short-Term Instruments (Cost $18,250)		18,255

Total Investments in Securities (Cost $5,570,662)		5,495,001

	SHARES
INVESTMENTS IN AFFILIATES 0.7%

SHORT-TERM INSTRUMENTS 0.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%

PIMCO Short-Term Floating NAV Portfolio III	4,264,762	41,513

Total Short-Term Instruments (Cost $41,504)		41,513

Total Investments in Affiliates (Cost $41,504)		41,513

Total Investments 99.4% (Cost $5,612,166)		$5,536,514

Financial Derivative Instruments (h) 0.0% (Cost or Premiums, net $0)		4

Other Assets and Liabilities, net 0.6%		31,129

Net Assets 100.0%		$5,567,647

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

42	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Security is not accruing income as of the date of this report.

(d)	Zero coupon security.

(e)	Security becomes interest bearing at a future date.

(f)	Coupon represents a 7-Day Yield.

(g) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bluehouse Commons Apartments	4.120%	12/01/2042	01/09/2025	$11,172	$11,639	0.21%
City of Salinas	4.020	09/01/2033	07/26/2023	6,855	6,802	0.12
Groves Seniors Apartments	4.000	07/01/2038	01/09/2025	1,211	1,250	0.02
Groves Seniors Apartments	4.170	06/01/2041	01/09/2025	6,951	7,243	0.13
Mangini Place Apartments	3.910	11/01/2042	01/09/2025	16,134	16,817	0.30
Northlake Senior Apartments	3.990	10/01/2041	01/09/2025	17,343	18,073	0.33
Pine Grove Powers Avenue	5.000	10/01/2042	01/09/2025	16,830	17,524	0.32
Valencia Garden	4.020	11/01/2041	01/09/2025	10,275	10,707	0.19

				$86,771	$90,055	1.62%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2025	131	$	(14,168)	$(140)	$4	$0

Total Futures Contracts					$(140)	$4	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$4	$0	$4	$0	$0	$0	$0

Cash of $172 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4	$4

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	43

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,852)	$(1,852)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(140)	$(140)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$98,439	$98,439
Corporate Bonds & Notes
Banking & Finance	0	0	18,237	18,237
Industrials	0	47,183	0	47,183
Municipal Bonds & Notes
Alabama	0	224,022	0	224,022
Alaska	0	9,208	0	9,208
Arizona	0	73,051	0	73,051
Arkansas	0	43,906	0	43,906
California	0	492,478	0	492,478
Colorado	0	221,320	0	221,320
Delaware	0	37,881	0	37,881
District of Columbia	0	55,253	0	55,253
Florida	0	378,248	0	378,248
Georgia	0	166,518	0	166,518
Guam	0	1,469	0	1,469
Hawaii	0	17,532	0	17,532
Idaho	0	23,907	0	23,907
Illinois	0	247,785	0	247,785
Indiana	0	106,579	0	106,579
Iowa	0	23,129	0	23,129
Kansas	0	10,939	0	10,939
Kentucky	0	12,008	0	12,008
Louisiana	0	55,372	0	55,372
Maine	0	3,029	0	3,029
Maryland	0	46,118	0	46,118
Massachusetts	0	65,859	0	65,859
Michigan	0	112,297	0	112,297
Minnesota	0	15,249	0	15,249
Mississippi	0	711	0	711
Missouri	0	11,113	0	11,113
Montana	0	124	0	124
Multi-State	0	120,804	0	120,804
Nebraska	0	23,271	0	23,271
Nevada	0	9,422	0	9,422
New Hampshire	0	53,250	0	53,250
New Jersey	0	112,560	0	112,560
New Mexico	0	3,765	0	3,765

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
New York	$0	$561,996	$0	$561,996
North Carolina	0	16,147	0	16,147
Ohio	0	144,122	0	144,122
Oklahoma	0	19,318	0	19,318
Oregon	0	8,782	0	8,782
Pennsylvania	0	210,028	0	210,028
Puerto Rico	0	374,332	0	374,332
Rhode Island	0	30,219	0	30,219
South Carolina	0	59,255	0	59,255
Tennessee	0	66,551	0	66,551
Texas	0	553,044	0	553,044
Utah	0	36,660	0	36,660
Vermont	0	2,006	0	2,006
Virginia	0	33,632	0	33,632
Washington	0	51,913	0	51,913
West Virginia	0	41,375	0	41,375
Wisconsin	0	122,371	0	122,371
U.S. Government Agencies	0	202,959	0	202,959
Short-Term Instruments
Mutual Funds	0	562	0	562
Municipal Bonds & Notes	0	17,693	0	17,693

	$0	$5,378,325	$116,676	$5,495,001

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$41,513	$0	$0	$41,513

Total Investments	$41,513	$5,378,325	$116,676	$5,536,514

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$4	$0	$4

Total Financial Derivative Instruments	$0	$4	$0	$4

Totals	$41,513	$5,378,329	$116,676	$5,536,518

44	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2025:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025(1)
Investments in Securities, at Value
Loan Participations and Assignments	$15,475	$79,756	$(670)	$229	$29	$3,620	$0	$0	$98,439	$3,623
Corporate Bonds & Notes
Banking & Finance	30,817	0	(9,685)	12	271	(3,178)	0	0	18,237	(3,361)

Totals	$46,292	$79,756	$(10,355)	$241	$300	$442	$0	$0	$116,676	$262

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$98,439	Discounted Cash Flow	Discount Rate	4.940-5.260	5.184
Corporate Bonds & Notes
Banking & Finance	18,237	Discounted Cash Flow	Discount Rate	8.098-11.677	10.933

Total	$116,676

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	45

Schedule of Investments	PIMCO Municipal Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.7%

CORPORATE BONDS & NOTES 0.1%

BANKING & FINANCE 0.1%

Benloch Ranch Improvement Association No. 2
10.000% due 12/01/2051 «	$4,800	$3,852

Total Corporate Bonds & Notes (Cost $4,690)		3,852

MUNICIPAL BONDS & NOTES 92.4%

ALABAMA 4.5%

Alabama Economic Settlement Authority Revenue Bonds, Series 2016
4.000% due 09/15/2033	550	542

Alabama Housing Finances Authority, Revenue Bonds, Series 2024
5.000% due 11/01/2027	2,750	2,826

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
3.220% due 10/01/2052 ~	3,500	3,413

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022
5.250% due 02/01/2053	2,750	2,879

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	12,860	13,562
5.500% due 10/01/2054	9,700	10,431

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	14,000	14,959
5.000% due 10/01/2055	9,000	9,428

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023
5.750% due 04/01/2054	3,000	3,299

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024
5.250% due 07/01/2054	8,700	9,258

Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	1,000	1,063

Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024
4.750% due 12/01/2054	14,700	13,912

Southeast Alabama Gas Supply District Revenue Bonds, Series 2024
5.000% due 06/01/2049	8,200	8,597

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021
4.000% due 12/01/2051	10,150	10,067

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	3,000	3,154

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	16,700	17,248
5.000% due 11/01/2055	1,250	1,330

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 05/01/2055	4,800	5,081
5.000% due 01/01/2056	12,700	13,237
5.250% due 03/01/2055	26,900	28,250

		172,536

ALASKA 0.2%

Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022
5.250% due 11/01/2062	7,575	7,899

ARIZONA 1.3%

Arizona Industrial Development Authority Revenue Bonds, Series 2025
5.125% due 01/01/2059	14,675	13,460

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019
4.000% due 06/01/2049	$14,200	$14,150

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2017
4.000% due 01/01/2041	5,000	4,836

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.125% due 09/01/2042	2,500	2,421

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029	6,300	6,505

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2038	1,250	1,212

Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2025
5.000% due 01/01/2042	8,000	8,744

		51,328

ARKANSAS 0.1%

Arkansas Development Finance Authority Revenue Bonds, Series 2023
7.375% due 07/01/2048	5,000	5,514

CALIFORNIA 6.3%

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
0.000% due 10/01/2048 (e)	5,000	2,863

Bay Area Toll Authority, California Revenue Bonds, Series 2023
3.200% due 04/01/2055	10,860	10,860

Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024
4.375% due 07/01/2049	5,250	4,984

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	3,400	3,595
5.500% due 10/01/2054	3,480	3,750

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 02/01/2055	27,100	28,908

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	545	546

California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020
4.000% due 11/01/2040	3,500	3,458

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2035	1,750	1,762

California Housing Finance Agency Revenue Bonds, Series 2024
5.970% due 11/01/2053	9,600	9,662

California Housing Finance Revenue Bonds, Series 2024
5.870% due 04/01/2029	15,000	14,997
6.000% due 03/01/2053	20,500	20,563

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
4.000% due 05/01/2051	5,000	4,601
5.000% due 01/01/2056	1,250	1,164

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 12/01/2042	2,100	2,048

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 12/31/2043	2,000	2,005

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	2,125	1,979

California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,400	1,398

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	$1,870	$1,833

California State General Obligation Bonds, Series 2015
3.875% due 12/01/2030	3,000	2,927

California Statewide Communities Development Authority Revenue Bonds, Series 2006
4.500% due 11/01/2033	6,800	6,898

California Statewide Communities Development Authority Revenue Bonds, Series 2019
4.250% due 11/01/2059	5,430	4,653

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	2,730	2,339

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.850% due 06/01/2050	3,415	3,144
4.214% due 06/01/2050	2,320	1,753

Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019
3.678% due 06/01/2038	890	857

Los Angeles Department of Airports, California Revenue Bonds, Series 2019
4.000% due 05/15/2049	4,430	3,905

Los Angeles Department of Airports, California Revenue Bonds, Series 2022
5.500% due 05/15/2039	5,000	5,366

Los Angeles Department of Airports, California Revenue Bonds, Series 2025
5.000% due 05/15/2037 (b)	20,000	21,251

Peralta Community College District, California General Obligation Bonds, Series 2016
4.000% due 08/01/2039	11,150	11,192

Rio Hondo Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2046 (d)	5,000	1,798

River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022
4.250% due 09/01/2047	1,000	983

Riverside Unified School District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2049	1,050	1,067

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
5.000% due 07/01/2034	6,385	6,755

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023
5.250% due 07/01/2058	20,250	20,982

San Diego Unified School District, California General Obligation Bonds, Series 2023
4.000% due 07/01/2053	5,000	4,668

San Diego Unified School District, California General Obligation Bonds, Series 2024
4.000% due 07/01/2054	3,565	3,323

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2025
5.000% due 05/01/2034	7,700	8,337

San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025
5.500% due 01/01/2056	6,400	7,145

		240,319

COLORADO 1.9%

Board of Governors of Colorado State University System Certificates of Participation Bonds, Series 2024
5.000% due 11/01/2043	1,300	1,382
5.000% due 11/01/2044	1,300	1,376

Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2045	5,000	4,593

Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGM Insured), Series 2024
5.500% due 12/01/2054	5,750	6,236

46	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2043	$8,195	$7,531
4.000% due 08/01/2044	4,915	4,517

Colorado Health Facilities Authority Revenue Bonds, Series 2022
3.420% due 05/15/2061 ~	7,250	7,225
5.250% due 11/01/2039	2,000	2,145

Colorado Housing and Finance Authority Revenue Bonds, Series 2024
6.350% due 06/01/2054	7,500	7,240

Colorado School of Mines Revenue Bonds, Series 2024
5.000% due 12/01/2054	3,500	3,618

Crowfoot Valley Ranch Metropolitan District No 2, Colorado General Obligation Bonds, (BAM Insured), Series 2024
5.000% due 12/01/2044	1,250	1,304

Denver, Colorado Airport System City & County Revenue Bonds, Series 2022
4.125% due 11/15/2047	3,600	3,244
5.000% due 11/15/2053	4,905	4,966

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.875% due 12/01/2052	7,000	7,048

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020
5.000% due 09/01/2035	1,250	1,340

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	6,930	8,158

Regional Transportation District, Colorado Revenue Bonds, Series 2020
4.000% due 07/15/2040	1,300	1,229

		73,152

CONNECTICUT 1.2%

Connecticut Housing Finance Authority Revenue Bonds, Series 2017
2.850% due 05/15/2040	13,635	13,635

Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
5.000% due 05/01/2031	3,500	3,813

Connecticut State General Obligation Bonds, Series 2018
4.000% due 06/15/2037	1,875	1,879

Connecticut State General Obligation Bonds, Series 2019
4.000% due 04/15/2038	2,000	1,998
5.000% due 04/15/2035	6,300	6,665

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2016
3.250% due 07/01/2042	15,075	15,075

University of Connecticut Revenue Bonds, Series 2023
5.250% due 11/15/2048	1,710	1,860

		44,925

DELAWARE 0.2%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.301% due 12/01/2039	1,008	842
3.401% due 12/01/2039	8,000	6,687
7.120% due 12/01/2039	1,415	1,299
7.650% due 12/01/2039	180	172

		9,000

DISTRICT OF COLUMBIA 0.9%

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2018
5.000% due 10/01/2048	4,050	4,058

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2023
5.250% due 10/01/2053	4,000	4,119

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024
5.000% due 10/01/2039	$2,500	$2,612
5.000% due 10/01/2040	1,750	1,823
5.250% due 10/01/2041	2,000	2,118
5.250% due 10/01/2045	4,375	4,548
5.250% due 10/01/2046	4,000	4,146
5.500% due 10/01/2054	2,000	2,109

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023
4.125% due 07/15/2047	1,790	1,677
5.000% due 07/15/2048	5,025	5,236

		32,446

FLORIDA 4.8%

Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020
4.500% due 01/01/2035	1,235	1,213

Capital Trust Authority, Florida Revenue Bonds, Series 2023
6.000% due 06/15/2043	1,250	1,293

Collier County, Florida Industrial Development Authority Revenue Bonds, (AGM Insured), Series 2024
5.000% due 10/01/2049	1,500	1,550

Florida Atlantic University Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2054	4,500	4,645

Florida Department of Transportation Turnpike System State Revenue Bonds, Series 2024
4.000% due 07/01/2051	5,000	4,638

Florida Development Finance Corp. Revenue Bonds, Series 2021
4.000% due 11/15/2035	1,850	1,868

Florida Development Finance Corp. Revenue Bonds, Series 2024
5.250% due 08/01/2049	3,500	3,596

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2022
5.000% due 10/01/2033	2,000	2,123
5.000% due 10/01/2036	5,235	5,497

Hernando County, Florida Revenue Bonds, Series 2022
5.250% due 06/01/2052	2,000	2,070

Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 11/15/2059	7,000	7,672

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2024
3.450% due 11/15/2054	7,950	7,950
3.500% due 11/15/2054	2,600	2,600

Jacksonville, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2043	5,000	5,280

JEA Electric System, Florida Revenue Bonds, Series 2024
5.000% due 10/01/2036	10,000	11,153

Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2016
5.125% due 05/01/2046	4,985	4,990

Lee County, Florida Airport Revenue Bonds, Series 2024
5.250% due 10/01/2038	1,000	1,082
5.250% due 10/01/2044	4,500	4,715

Martin County, Florida Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2046	5,000	4,630

Miami World Center Community Development District, Florida Special Assessment Bonds, Series 2017
4.750% due 11/01/2027	1,265	1,286

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2019
5.000% due 10/01/2049	4,275	4,282

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2024
5.000% due 10/01/2034	11,600	12,477

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2025
5.250% due 10/01/2055	$10,000	$10,539

Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2024
5.000% due 04/01/2046 (b)	6,635	6,897

Miami-Dade County, Florida Housing Finance Authority Revenue Bonds, (FNMA Insured), Series 2025
4.880% due 03/01/2046	1,900	1,899

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	2,000	1,868

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2049	2,500	2,251

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2024
4.125% due 10/01/2050	1,300	1,203
5.250% due 10/01/2054	10,000	10,660

Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2035	1,650	1,719
5.250% due 10/01/2052	5,000	5,132

Okaloosa County, Florida School Board Certificates of Participation Bonds, (AGC Insured), Series 2024
5.000% due 10/01/2049	2,800	2,932

Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2041	1,000	1,049

Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2024
5.000% due 08/01/2054	1,650	1,652

Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 10/01/2049	3,300	2,894

Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2025
5.250% due 10/01/2056	18,000	18,804

Orange County, Florida School Board Certificates of Participation Bonds, Series 2024
5.000% due 08/01/2034	9,005	10,125

Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2030 (d)	1,200	974
0.000% due 10/01/2033 (d)	1,680	1,195

Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2035 (d)	750	479
0.000% due 09/01/2036 (d)	800	486
0.000% due 09/01/2037 (d)	800	462
0.000% due 09/01/2038 (d)	1,000	546
4.000% due 07/01/2039	1,200	1,161

Village Community Development District No. 13, Florida Special Assessment Bonds, Series 2020
3.500% due 05/01/2051	1,195	935

		182,472

GEORGIA 2.0%

Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2023
5.000% due 07/01/2053	1,270	1,288

Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2034	1,000	1,062
5.000% due 07/01/2037	500	526

Burke County, Georgia Development Authority Revenue Bonds, Series 2017
4.125% due 11/01/2045	1,000	907

Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023
5.125% due 04/01/2048	10,000	10,431

Douglas County, Georgia Housing Authority Multifamly Tax-Exempt Bonds, (FNMA Insured), Series 2024
4.375% due 04/01/2043	3,000	2,883

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	47

Schedule of Investments	PIMCO Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021
4.000% due 07/01/2052	$7,000	$7,059

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	5,000	5,224
5.000% due 12/01/2053	11,700	12,386

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 12/01/2054	3,600	3,838
5.000% due 05/01/2055	1,800	1,905

Municipal Electric Authority of Georgia Revenue Bonds, (BAM Insured), Series 2024
5.250% due 01/01/2041	1,150	1,254
5.250% due 01/01/2044	1,100	1,186

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	6,000	5,820

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2049	10,000	10,122

Municipal Electric Authority of Georgia Revenue Bonds, Series 2020
5.000% due 01/01/2045	2,000	2,059

Municipal Electric Authority of Georgia Revenue Bonds, Series 2021
5.000% due 01/01/2030	165	174

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
4.500% due 07/01/2063	5,000	4,676

Municipal Electric Authority of Georgia Revenue Bonds, Series 2024
5.000% due 01/01/2040	1,250	1,342
5.000% due 01/01/2042	1,200	1,269
5.000% due 01/01/2043	1,050	1,105

		76,516

IDAHO 0.2%

Idaho Health Facilities Authority Revenue Bonds, Series 2025
5.000% due 03/01/2040	2,000	2,149
5.000% due 03/01/2060	3,200	3,494

		5,643

ILLINOIS 6.6%

Chicago Board of Education, Illinois General Obligation Bonds, (BAM Insured), Series 2022
4.000% due 12/01/2036	2,000	1,900

Chicago Midway International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2037	3,500	3,674

Chicago O’Hare International Airport, Illinois Revenue Bonds, (BAM Insured), Series 2023
5.250% due 01/01/2042	1,470	1,578

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2017
5.000% due 01/01/2047	15,000	15,004

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2055	5,000	5,009
5.250% due 01/01/2053	5,000	5,106

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2033	5,405	5,799
5.250% due 01/01/2040	1,500	1,605

Chicago, Illinois General Obligation Bonds, Series 2019
5.500% due 01/01/2035	1,610	1,674

DeKalb County, Illinois Community Unit School District No 428, DeKalb General Obligation Debt Certificates Bonds, Series 2023
5.000% due 01/01/2041	1,530	1,575

Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	3,290	3,214
5.000% due 02/15/2029	4,500	4,643

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	$9,100	$9,168

Illinois Finance Authority Revenue Bonds, Series 2019
5.000% due 11/01/2035 ^(c)	2,800	1,876
5.000% due 11/01/2049 ^(c)	2,500	1,675

Illinois Finance Authority Revenue Bonds, Series 2020
4.000% due 08/15/2041	5,000	4,697

Illinois Finance Authority Revenue Bonds, Series 2021
3.500% due 07/15/2055	10,300	10,300
4.000% due 05/01/2045	3,830	3,296

Illinois Finance Authority Revenue Bonds, Series 2022
3.450% due 08/15/2057	54,755	54,755

Illinois State General Obligation Bonds, Series 2016
5.000% due 02/01/2026	3,790	3,849

Illinois State General Obligation Bonds, Series 2017
5.000% due 12/01/2026	5,000	5,147

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	890	895
5.000% due 10/01/2033	1,610	1,671

Illinois State General Obligation Bonds, Series 2020
4.000% due 10/01/2034	1,350	1,325
4.000% due 10/01/2035	8,000	7,801
5.500% due 05/01/2030	3,000	3,174

Illinois State General Obligation Bonds, Series 2024
5.000% due 05/01/2035	19,000	20,536
5.000% due 02/01/2036	21,000	22,672
5.000% due 05/01/2039	5,000	5,286
5.000% due 05/01/2040	6,000	6,310

Illinois State Revenue Bonds, Series 2013
5.000% due 06/15/2026	3,685	3,690

Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2033	1,000	894

Illinois State Toll Highway Authority Revenue Bonds, Series 2015
5.000% due 01/01/2040	4,280	4,294

Illinois State Toll Highway Authority Revenue Bonds, Series 2020
5.000% due 01/01/2045	2,340	2,422

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 12/15/2037 (d)	4,500	2,554

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2020
4.000% due 06/15/2050	15,480	13,353

Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2017
5.000% due 06/01/2028	2,250	2,306

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2048	2,500	2,199
5.000% due 01/01/2037	1,150	1,183

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
5.000% due 01/01/2030	2,250	2,422

		250,531

INDIANA 1.5%

Indiana Finance Authority Revenue Bonds, (AGC Insured), Series 2025
6.028% due 07/01/2060	8,150	8,108

Indiana Finance Authority Revenue Bonds, Series 2010
2.500% due 11/01/2030	2,240	2,052

Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	4,385	4,181
4.250% due 11/01/2030	15,835	16,176

Indiana Finance Authority Revenue Bonds, Series 2019
7.000% due 03/01/2039	5,595	870

Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 02/01/2036	2,200	2,453

Indiana Finance Authority Revenue Bonds, Series 2024
5.000% due 07/01/2049	1,500	1,480

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
5.500% due 03/01/2038	2,150	2,286
6.000% due 03/01/2053	5,000	5,276

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mount Vernon, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	$2,000	$2,010

Rockport, Indiana Revenue Bonds, Series 2009
3.050% due 06/01/2025	1,000	999

Warrick County, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	2,000	2,010

Whiting, Indiana Revenue Bonds, Series 2016
4.400% due 03/01/2046	10,500	10,692

		58,593

IOWA 0.5%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	7,000	7,425
5.000% due 12/01/2050	1,700	1,918

Iowa Finance Authority Revenue Bonds, Series 2024
5.000% due 08/01/2034	7,000	7,963

		17,306

KENTUCKY 1.3%

Kenton County, Kentucky Airport Board Revenue Bonds, Series 2024
5.250% due 01/01/2044	2,000	2,089

Kentucky Bond Development Corp. Revenue Bonds, Series 2025
5.000% due 08/15/2055	8,350	9,193

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021
5.000% due 07/01/2050	1,670	1,399

Kentucky Public Energy Authority Revenue Bonds, Series 2025
5.250% due 06/01/2055	3,200	3,383

Kentucky State Property & Building Commission Revenue Bonds, Series 2019
4.000% due 11/01/2035	1,000	1,005

Louisville/Jefferson County, Kentucky Metropolitan Government Revenue Bonds, Series 2011
3.450% due 10/01/2039	24,030	24,030

Trimble County, Kentucky Revenue Bonds, Series 2023
4.700% due 06/01/2054	7,000	7,063

Warren County, Kentucky Revenue Bonds, Series 2024
5.250% due 04/01/2049	2,500	2,640

		50,802

LOUISIANA 0.7%

Louisiana Public Facilities Authority Revenue Bonds, Series 2023
5.000% due 07/01/2041	1,500	1,585

New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2024
5.250% due 01/01/2044	22,000	22,981

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.375% due 06/01/2037	4,015	3,962

		28,528

MAINE 0.2%

Maine Finance Authority Revenue Bonds, (AGM Insured), Series 2023
3.750% due 12/01/2033	1,560	1,457
4.000% due 12/01/2034	1,580	1,499
4.000% due 12/01/2035	1,395	1,309
4.000% due 12/01/2036	1,460	1,354
4.250% due 12/01/2037	1,440	1,371
5.000% due 12/01/2032	1,670	1,753

		8,743

MARYLAND 0.7%

Maryland Economic Development Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2048	3,000	3,033

48	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
3.052% due 07/01/2040	$4,500	$3,441

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2025
5.000% due 07/01/2045	4,300	4,678

Montgomery County, Maryland General Obligation Bonds, Series 2017
3.400% due 11/01/2037	16,510	16,510

		27,662

MASSACHUSETTS 1.3%

Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	2,000	1,962

Commonwealth of Massachusetts General Obligation Bonds, Series 2022
5.000% due 10/01/2052	5,000	5,180
5.250% due 10/01/2047	9,000	9,543

Commonwealth of Massachusetts General Obligation Bonds, Series 2023
5.000% due 10/01/2051	5,000	5,203
5.000% due 10/01/2053	16,000	16,626

Commonwealth of Massachusetts General Obligation Bonds, Series 2024
5.000% due 12/01/2054	4,500	4,694

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	2,500	2,500

Massachusetts Development Finance Agency Revenue Bonds, Series 2019
3.470% due 07/01/2049 ~	1,000	1,000

Massachusetts Development Finance Agency Revenue Bonds, Series 2024
4.000% due 03/01/2054	1,500	1,345

Massachusetts Port Authority Revenue Bonds, Series 2022
5.000% due 07/01/2035	1,350	1,440

		49,493

MICHIGAN 1.8%

Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001
6.000% due 05/01/2029	9,130	9,771

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	12,700	10,162

Detroit, Michigan General Obligation Bonds, Series 2023
5.250% due 05/01/2033	800	882

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
3.663% due 07/01/2032 ~	3,750	3,698

Ferris State University, Michigan Revenue Bonds, Series 2016
5.000% due 10/01/2041	1,420	1,441

Great Lakes Water Authority Water Supply System, Michigan Revenue Bonds, Series 2023
5.250% due 07/01/2053	3,000	3,203

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (d)	26,500	2,729
5.000% due 06/01/2040	2,500	2,557

Michigan Finance Authority Revenue Bonds, Series 2024
4.375% due 02/28/2054	4,335	4,110

Michigan State Building Authority Revenue Bonds, Series 2023
4.000% due 10/15/2047	2,185	2,022

Michigan State Housing Development Authority Revenue Bonds, Series 2024
6.250% due 06/01/2055	3,400	3,730

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Michigan Trunk Line State Revenue Bonds, Series 2021
4.000% due 11/15/2046	$5,320	$4,952

Michigan Trunk Line State Revenue Bonds, Series 2023
5.000% due 11/15/2046	12,000	12,750

Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2029	1,265	1,337
5.000% due 12/01/2032	1,405	1,507
5.250% due 12/01/2035	1,625	1,779
5.250% due 12/01/2036	1,710	1,861

		68,491

MINNESOTA 1.3%

Duluth Economic Development Authority, Minnesota Revenue Bonds, Series 2018
5.000% due 02/15/2048	4,600	4,605

Minneapolis, Minnesota Revenue Bonds, Series 2018
2.850% due 11/15/2048	20,000	20,000
5.000% due 11/15/2049	5,060	5,047

Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022
5.000% due 01/01/2032	1,075	1,153
5.000% due 01/01/2035	1,350	1,421

Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 01/01/2055	3,100	3,444
6.500% due 01/01/2055	9,970	11,174

St Cloud, Minnesota Revenue Bonds, Series 2024
5.000% due 05/01/2054	2,750	2,803

		49,647

MISSISSIPPI 0.1%

Mississippi Development Bank Revenue Bonds, Series 2025
5.000% due 03/01/2041	1,000	1,060
5.000% due 03/01/2042	1,000	1,052
5.000% due 03/01/2043	1,000	1,045
5.000% due 03/01/2044	1,000	1,041
5.000% due 03/01/2045	1,000	1,037

		5,235

MISSOURI 0.5%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 10/01/2033	2,440	2,450
4.000% due 02/15/2049	1,000	942

Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2019
5.000% due 03/01/2032	4,630	4,817
5.000% due 03/01/2054	7,000	7,011

Missouri Development Finance Board Revenue Bonds, Series 2022
5.750% due 05/01/2052	3,000	3,171

		18,391

MULTI-STATE 2.3%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
0.000% due 12/25/2036	18,633	18,575
3.721% due 01/25/2040	9,829	9,760
4.136% due 08/25/2040	19,140	19,498

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
0.000% due 10/25/2040	12,029	12,362
4.287% due 04/25/2042	6,290	6,544
4.326% due 08/25/2041 ~	18,046	18,712

Freddie Mac Multifamily Variable Rate Certificate, Revenue Bonds, Series 2022
2.875% due 07/25/2036	1,882	1,721

		87,172

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEBRASKA 0.2%

Douglas County, Nebraska Hospital Authority No 2, Revenue Bonds, Series 2020
4.000% due 11/15/2050	$1,000	$925

Nebraska Investment Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
5.000% due 03/01/2049	2,250	2,317

Omaha Public Power District, Nebraska Revenue Bonds, Series 2024
5.000% due 02/01/2043	3,500	3,718

		6,960

NEVADA 0.1%

Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2048	1,000	900

Washoe County, Nevada Revenue Bonds, Series 2016
4.125% due 03/01/2036	2,500	2,517

		3,417

NEW HAMPSHIRE 1.4%

New Hampshire Business Finance Authority
4.168% due 01/20/2041	18,600	18,002

New Hampshire Business Finance Authority Revenue Bonds, Series 2022
4.375% due 09/20/2036	2,892	2,892

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.787% due 09/20/2034	3,870	3,620
3.875% due 01/20/2038	9,810	9,274

New Hampshire Business Finance Authority Revenue Bonds, Series 2024
0.000% due 08/20/2039 (a)	14,824	598

New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 07/01/2055	10,000	11,214

New Hampshire National Finance Authority Affordable Housing, Series 2024
4.150% due 10/20/2040	9,790	9,521

		55,121

NEW JERSEY 1.2%

Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017
5.000% due 03/01/2037	1,000	1,021

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2031	335	337

New Jersey Economic Development Authority Revenue Bonds, Series 2021
4.000% due 06/15/2041	1,000	936

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
0.000% due 12/15/2032 (d)	4,550	3,431

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018
5.000% due 12/15/2028	2,155	2,298

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 12/15/2028	1,100	1,173

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2038	2,000	1,938
4.000% due 06/15/2050	1,000	900

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2021
4.000% due 06/15/2035	3,250	3,239

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.000% due 06/15/2038	5,000	5,361

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2024
5.000% due 06/15/2037	14,000	15,270

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	49

Schedule of Investments	PIMCO Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Jersey Turnpike Authority Revenue Bonds, Series 2024
4.125% due 01/01/2054	$5,000	$4,788

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	4,260	4,399

		45,091

NEW MEXICO 0.3%

Farmington, New Mexico Revenue Bonds, Series 2005
1.800% due 04/01/2029	8,000	7,149

Farmington, New Mexico Revenue Bonds, Series 2010
3.875% due 06/01/2040	4,350	4,355

		11,504

NEW YORK 14.8%

Battery Park City Authority, New York Revenue Bonds, Series 2019
5.000% due 11/01/2038	3,750	4,001

Build NYC Resource Corp., New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	3,205	2,916

Build NYC Resource Corp., New York Revenue Bonds, Series 2024
5.000% due 09/01/2037	1,475	1,564

Build NYC Resource Corp., New York Revenue Notes, Series 2024
5.000% due 09/01/2034	1,550	1,666

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2023
5.000% due 07/01/2053	5,000	5,261

Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023
4.720% due 01/01/2044	3,600	3,559

New York City, New York General Obligation Bonds, Series 2010
2.850% due 03/01/2039	11,150	11,150

New York City, New York General Obligation Bonds, Series 2012
3.650% due 04/01/2042	5,000	5,000

New York City, New York General Obligation Bonds, Series 2014
3.550% due 03/01/2040	8,000	8,000

New York City, New York General Obligation Bonds, Series 2015
3.600% due 06/01/2044	24,155	24,155

New York City, New York General Obligation Bonds, Series 2018
3.600% due 12/01/2047	15,000	15,000

New York City, New York General Obligation Bonds, Series 2024
5.250% due 04/01/2054	5,750	6,055

New York City, New York Housing Development Corp. Revenue Bonds, Series 2017
3.700% due 11/01/2047	1,750	1,501
3.750% due 11/01/2052	2,000	1,686

New York City, New York Housing Development Corp. Revenue Bonds, Series 2024
4.750% due 11/01/2054	3,700	3,703

New York City, New York Housing Development Corp. Revenue Bonds, Series 2025
4.600% due 11/01/2045	2,425	2,395

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
3.550% due 06/15/2044	8,000	8,000

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2014
3.600% due 06/15/2050	17,750	17,750

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
3.800% due 06/15/2044	11,800	11,800
5.250% due 06/15/2052	1,250	1,319

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	$5,425	$5,790
5.250% due 06/15/2053	7,100	7,525

New York City, New York Municipal Water Finance Authority, New York Revenue Bonds, (BABs), Series 2010
3.550% due 06/15/2041	21,700	21,700

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2021
4.000% due 07/15/2036	5,000	5,065

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2014
3.580% due 02/01/2044	10,000	10,000
3.600% due 11/01/2042	12,040	12,040

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018
3.550% due 08/01/2045	13,900	13,900

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019
3.600% due 11/01/2044	20,000	20,000
4.000% due 11/01/2039	8,000	7,799

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2020
4.000% due 05/01/2045	14,625	13,550

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.000% due 02/01/2040	5,000	5,313

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023
5.000% due 05/01/2038	2,400	2,624
5.250% due 05/01/2048	4,000	4,258
5.250% due 05/01/2050	2,000	2,118

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.250% due 05/01/2048	20,000	21,416
5.250% due 02/01/2053	2,000	2,113

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2036	15,000	16,757
5.000% due 11/01/2039	3,220	3,532
5.000% due 11/01/2042 (b)	12,000	12,793

New York City,New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
3.880% due 03/01/2026	2,000	2,000

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	7,000	7,015
5.375% due 11/15/2040	8,005	8,026

New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2048	7,500	7,883

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2045	6,600	6,099

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	2,895	2,997

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	1,000	1,022
4.000% due 02/15/2047	3,710	3,400
5.000% due 07/01/2050	3,500	3,601

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 03/15/2039	2,000	1,984
4.000% due 05/01/2041	5,350	5,205

New York State Dormitory Authority Revenue Bonds, Series 2024
4.000% due 05/01/2039	3,250	3,231

New York State Dormitory Authority Revenue Bonds, Series 2025
5.000% due 07/01/2043 (b)	3,190	3,331
5.000% due 07/01/2044 (b)	3,595	3,739

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 07/01/2045 (b)	$3,000	$3,109
5.000% due 03/15/2052	5,000	5,223
5.000% due 03/15/2055	9,900	10,314

New York State Dormitory Authority Revenue Notes, Series 2024
5.000% due 05/01/2034	3,700	4,092

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020
4.200% due 11/01/2054 (f)	2,600	2,379

New York State Thruway Authority Revenue Bonds, Series 2022
5.000% due 03/15/2053	5,000	5,169

New York State Urban Development Corp. Revenue Bonds, Series 2019
5.000% due 03/15/2039	2,875	2,977

New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2038	7,300	7,278
5.000% due 03/15/2044	2,500	2,588

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2043	10,000	10,608

New York Transportation Development Corp. Revenue Bonds, (AGC Insured), Series 2024
5.250% due 12/31/2054	23,400	24,219

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.125% due 06/30/2060	8,550	8,604
5.500% due 06/30/2043	2,250	2,380

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 06/30/2054	3,000	3,001

New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	5,900	5,865

New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2031	800	821

New York Transportation Development Corp. Revenue Bonds, Series 2020
4.000% due 10/01/2030	8,495	8,428
5.000% due 10/01/2040	3,000	3,052

New York Transportation Development Corp. Revenue Bonds, Series 2022
5.000% due 12/01/2033	8,000	8,400

New York Transportation Development Corp. Revenue Bonds, Series 2023
6.000% due 04/01/2035	12,300	13,518

New York Transportation Development Corp. Revenue Bonds, Series 2024
5.000% due 06/30/2060	16,500	16,270

Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	1,190	1,167

Port Authority of New York & New Jersey Revenue Bonds, Series 2023
5.000% due 07/15/2037	5,000	5,271
5.000% due 12/01/2038	1,400	1,462

Town of Hempstead, New York General Obligation Bonds, Series 2024
4.000% due 05/01/2047	3,020	2,921

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
5.250% due 05/15/2062	3,750	3,926

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2025
5.000% due 12/01/2040	1,550	1,690
5.000% due 12/01/2041	1,250	1,355
5.000% due 12/01/2042	2,000	2,137
5.000% due 12/01/2050	5,000	5,188
5.250% due 12/01/2054	7,300	7,711

		565,430

50	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORTH CAROLINA 1.9%

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007
3.450% due 01/15/2037	$10,000	$10,000

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2018
3.450% due 01/15/2048	20,465	20,465

Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 06/01/2041	3,640	3,578

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 01/01/2055	3,600	3,990
6.250% due 07/01/2055	6,500	7,122

North Carolina Medical Care Commission Revenue Bonds, Series 2004
2.850% due 11/01/2034	25,580	25,580

		70,735

NORTH DAKOTA 0.1%

Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2053	2,250	2,265

OHIO 3.4%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (d)	88,000	8,767
4.000% due 06/01/2048	7,570	6,566
5.000% due 06/01/2036	2,000	2,075
5.000% due 06/01/2055	2,500	2,207

Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025
5.000% due 01/01/2038	10,000	10,576
5.000% due 01/01/2039	3,400	3,574

Columbus-Franklin County, Ohio Finance Authority Revenue Bonds, (FNMA Insured), Series 2025
4.820% due 11/01/2043	3,000	3,028

Cuyahoga County, Ohio Revenue Bonds, Series 2017
5.000% due 02/15/2057	3,300	3,131

Geisinger Authority, Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2047	7,500	6,713

Montgomery County, Ohio Revenue Bonds, Series 2019
3.600% due 11/15/2045	15,735	15,735

Ohio Air Quality Development Authority Revenue Bonds, Series 2014
2.400% due 12/01/2038	4,715	4,379

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	14,275	12,980

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 03/01/2055	18,160	19,918

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
4.150% due 09/01/2040	2,700	2,647

Ohio State Hospital Revenue Bonds, Series 2020
4.000% due 11/15/2036	1,000	953

Ohio State Revenue Bonds, Series 2019
3.450% due 01/01/2052	25,000	25,000

		128,249

OKLAHOMA 0.3%

Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2052	2,605	2,642

Oklahoma Development Finance Authority Revenue Bonds, Series 2019
4.000% due 08/01/2036	1,750	1,633
5.000% due 08/01/2028	715	737
5.000% due 08/01/2029	755	781

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oklahoma Turnpike Authority Revenue Bonds, Series 2023
5.500% due 01/01/2053	$6,300	$6,741

		12,534

OREGON 0.4%

Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2017
5.000% due 11/15/2052	1,500	1,415

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
4.000% due 08/15/2039	1,000	974

Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023
0.000% due 06/15/2036 (d)	1,500	930

Port of Portland, Oregon Airport Revenue Bonds, Series 2022
4.000% due 07/01/2047	4,290	3,797

Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
5.000% due 06/15/2052	7,500	7,803

		14,919

PENNSYLVANIA 3.7%

Allegheny County, Pennsylvania Sanitary Authority Revenue Bonds, Series 2024
4.000% due 12/01/2049	2,500	2,312
5.000% due 12/01/2043	1,000	1,061
5.000% due 12/01/2055	2,000	2,066
5.250% due 12/01/2055	2,500	2,629

Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017
7.750% due 12/01/2037	435	476

Chester County Health & Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 10/01/2052	2,500	2,506

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2039	11,200	10,513

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020
4.000% due 04/01/2050	9,750	8,518

Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2021
5.000% due 11/01/2046	6,205	6,269

Lehigh County, Pennsylvania Revenue Bonds, Series 2019
3.970% due 08/15/2038 ~(f)	3,100	3,081

Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019
2.450% due 12/01/2039	2,250	2,002

Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.000% due 12/31/2057	4,600	4,666

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
4.000% due 07/01/2026	1,500	1,504

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
4.000% due 02/15/2041	3,575	3,433
5.000% due 12/31/2032	2,500	2,656
5.250% due 06/30/2053	500	509
5.500% due 06/30/2037	1,850	1,988
5.500% due 06/30/2038	2,000	2,145
5.500% due 06/30/2039	5,500	5,874
6.000% due 06/30/2061	7,000	7,493

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025
5.000% due 03/15/2060 (b)	13,100	14,170
5.450% due 01/01/2051	6,250	6,397

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/15/2049	$6,900	$6,146

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2024
5.250% due 11/01/2038	7,000	7,680
5.250% due 11/01/2039	5,000	5,432
5.250% due 11/01/2040	3,000	3,242
5.250% due 11/01/2044	2,000	2,124

Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 10/01/2054	3,900	4,222
6.250% due 10/01/2054	2,200	2,408

Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds, Series 2021
4.000% due 12/01/2051	2,500	2,285

Pennsylvania Turnpike Commission Revenue Bonds, (AGM Insured), Series 2019
4.000% due 12/01/2049	2,500	2,242

Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
4.000% due 12/01/2043	2,000	1,879

Pennsylvania Turnpike Commission Revenue Bonds, Series 2022
5.250% due 12/01/2047	1,275	1,349

Pennsylvania Turnpike Commission Revenue Bonds, Series 2024
5.000% due 12/01/2041	3,450	3,638

Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, (AGM Insured), Series 2023
5.000% due 09/01/2042	3,000	3,196

Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022
5.250% due 06/01/2042	1,000	1,078

Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2020
5.000% due 07/01/2030	700	727

		139,916

PUERTO RICO 2.5%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	19,007	11,927

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
5.625% due 07/01/2027	1,725	1,787

GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040	9,734	9,527

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
3.583% due 07/01/2029 ~	7,985	7,779

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (d)	13,500	4,429
0.000% due 07/01/2051 (d)	71,212	17,291
4.500% due 07/01/2034	2,456	2,442
4.750% due 07/01/2053	11,570	11,141
5.000% due 07/01/2058	3,500	3,452

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	10,800	10,535
4.550% due 07/01/2040	10,167	10,074
4.784% due 07/01/2058	5,000	4,767

		95,151

RHODE ISLAND 0.7%

Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024
5.000% due 05/15/2038	1,000	1,057
5.000% due 05/15/2042	1,000	1,034

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	5,000	5,007

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	51

Schedule of Investments	PIMCO Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 06/01/2040	$6,770	$6,774
5.000% due 06/01/2050	13,800	13,799

		27,671

SOUTH CAROLINA 1.0%

Columbia, South Carolina Waterworks & Sewer System Revenue Bonds, Series 2022
4.250% due 02/01/2042	650	648
4.250% due 02/01/2043	675	667

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	5,500	5,884

South Carolina Public Service Authority Revenue Bonds, Series 2024
5.250% due 12/01/2049	6,000	6,336

South Carolina Public Service Authority Revenue Bonds, Series 2025
5.000% due 12/01/2046	6,750	7,014
5.250% due 12/01/2050	6,700	7,055

Spartanburg Regional Health Services District, South Carolina Revenue Bonds, Series 2017
5.000% due 04/15/2048	11,265	11,278

		38,882

SOUTH DAKOTA 0.2%

South Dakota Housing Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
4.500% due 11/01/2045	6,600	6,469

TENNESSEE 1.5%

Chattanooga Health Educational & Housing Facility Board, Tennessee Revenue Bonds, Series 2024
5.250% due 12/01/2049	2,000	2,094

Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017
4.750% due 07/01/2027	195	176

Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2048	2,000	2,097
5.000% due 07/01/2056	2,630	2,717

Metropolitan Government of Nashville & Davidson County, Tennessee General Obligation Bonds, Series 2022
4.000% due 01/01/2042	5,000	4,773

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020
4.000% due 11/01/2055	1,000	770

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2023
4.875% due 10/01/2038	6,755	6,803

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2024
3.250% due 10/01/2045	10,200	10,201
3.250% due 10/01/2046	9,100	9,099

Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2022
5.250% due 07/01/2032	1,205	1,314

Tennergy Corp., Tennessee Revenue Bonds, Series 2021
4.000% due 12/01/2051	9,065	9,105

Tennergy Corp., Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	6,000	6,311

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	1,685	1,762

		57,222

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 12.0%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
5.000% due 12/01/2045 ^(c)	$6,000	$5,805
7.500% due 12/01/2045 ^(c)	1,000	337

Anna Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.125% due 02/15/2053	1,750	1,627

Arlington Higher Education Finance Corp., Texas Revenue Bonds, (PSF Insured), Series 2024
4.125% due 08/15/2049	3,200	3,002
4.250% due 06/15/2059	850	782

Arlington Higher Education Finance Corp., Texas Revenue Bonds, (PSF Insured), Series 2025
4.500% due 08/15/2050	2,500	2,452

Austin Housing Finance Corp., Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	3,200	3,213

Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.250% due 02/15/2054	3,900	3,770

Bexar Management And Development Corp., Texas Revenue Bonds, Series 2024
3.020% due 05/10/2045	4,000	3,940

Calhoun County, Texas Navigation Industrial Development Authority Revenue Bonds, Series 2021
3.625% due 07/01/2026	2,000	1,891

Canutillo Independent School District, Texas General Obligation Bonds, (PSF Insured), Series2024
5.250% due 02/15/2054	4,500	4,770

Central Texas Regional Mobility Authority Revenue Bonds, Series 2021
4.000% due 01/01/2040	800	775

Central Texas Turnpike System Revenue Bonds, Series 2024
5.000% due 08/15/2040	1,500	1,603
5.000% due 08/15/2041	1,500	1,592

City of Corpus Christi, Texas Utility System Revenue Bonds, Series 2022
5.000% due 07/15/2052	5,000	5,166

Conroe Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2039	10,150	11,189

Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018
4.000% due 02/15/2043	2,500	2,369

Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021
4.000% due 12/01/2051	3,180	2,907

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2021
4.000% due 11/01/2045	8,855	8,333

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022
5.000% due 11/01/2039	6,000	6,429

Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2055	32,000	34,809

Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2048	5,000	5,213
5.000% due 08/15/2053	16,500	17,142

Ector County, Texas General Obligation Bonds, Series 2024
5.000% due 02/15/2040	7,450	7,889
5.000% due 02/15/2042	8,450	8,857

EP Essential Housing WF PFC, Texas Revenue Bonds, Series 2024
4.250% due 12/01/2034	7,500	7,388

Everman Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	9,140	8,505

Forney Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
5.000% due 08/15/2038	5,000	5,348

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fort Worth, Texas Water & Wastewater System Revenue Bonds, Series 2023
4.250% due 02/15/2053	$2,000	$1,911

Garland Housing Finance Corp., Texas Revenue Bonds, (FNMA Insured), Series 2024
4.610% due 01/01/2043	2,200	2,176

Goose Creek Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019
4.500% due 10/01/2049	4,000	3,989

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2020
4.000% due 10/01/2049	2,580	2,310

Grayson County Junior College District, Texas General Obligation Bonds, Series 2024
4.000% due 02/15/2049	2,000	1,836

Gulf Coast Industrial Development Authority, Texas Revenue Bonds, Series 2012
3.550% due 11/01/2041	24,000	24,000

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2034	7,890	8,783

Houston, Texas Airport System Revenue Bonds, Series 2024
5.500% due 07/15/2037	22,500	23,650

Houston, Texas Airport System Revenue Bonds,(AGM Insured), Series 2023
5.000% due 07/01/2037	2,000	2,111

Houston, Texas Combined Utility System Revenue Bonds, Series 2019
4.000% due 11/15/2044	1,500	1,401

Hurst-Euless-Bedford Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 08/15/2050	5,000	4,637

La Vega Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	8,100	7,538

Little Elm Independent School District, Texas General Obligation Bonds, Series 2023
4.250% due 08/15/2053	1,250	1,184

Love Field Airport Modernization Corp., Texas Revenue Bonds, Series 2017
5.000% due 11/01/2029	1,250	1,272

Manor Housing Public Facility Corp., Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	5,000	5,003

Mansfield Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	6,000	5,584

Melissa Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/01/2049	5,000	4,646

Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
4.125% due 05/15/2049	3,170	2,970

Mission Economic Development Corp., Texas Revenue Bonds, Series 2024
4.000% due 06/01/2054	8,000	7,911

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
5.000% due 01/01/2047	2,000	1,930

North Texas Tollway Authority Revenue Bonds, Series 2024
5.000% due 01/01/2032	5,500	6,066

Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	100	101

Royse City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2054	5,680	5,892

San Antonio Municipal Facilities Corp., Texas Revenue Bonds, Series 2021
4.000% due 08/01/2048	5,000	4,604

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.250% due 02/01/2049	16,000	17,059

52	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Jacinto College District, Texas General Obligation Bonds, Series 2019
5.000% due 02/15/2044	$1,010	$1,034

Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.000% due 02/01/2053	10,000	9,029

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2051	5,000	5,165
5.000% due 11/15/2052	2,800	3,023

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2032	10,000	10,940

Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2023
5.500% due 07/01/2053	2,875	3,058

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
4.505% due 12/15/2026 ~	4,000	4,001

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2023
5.500% due 01/01/2054	3,450	3,658

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019
5.000% due 06/30/2058	7,970	7,912

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2020
4.000% due 12/31/2037	1,875	1,800

Texas State General Obligation Bonds, Series 2020
2.850% due 12/01/2050	31,595	31,595

Texas State University System Revenue Bonds, Series 2024
5.000% due 03/15/2043	3,750	3,968
5.000% due 03/15/2044	3,000	3,161

Texas Transportation Commission Revenue Bonds, Series 2019
5.000% due 08/01/2057	4,500	4,524

Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	7,200	7,384

Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	19,825	20,363
5.000% due 10/15/2058	4,000	4,145

Texas Water Development Board Revenue Bonds, Series 2024
4.125% due 10/15/2047	15,000	14,124

Travis County, Texas Housing Finance Corp. Revenue Bonds, Series 2022
4.125% due 06/01/2045	2,000	2,011

		456,562

UTAH 1.2%

Salt Lake City, Utah Airport Revenue Bonds, Series 2017
5.000% due 07/01/2042	3,000	3,020
5.000% due 07/01/2047	6,750	6,758

Salt Lake City, Utah Airport Revenue Bonds, Series 2018
5.000% due 07/01/2048	3,430	3,436

Salt Lake City, Utah Airport Revenue Bonds, Series 2023
5.250% due 07/01/2043	2,500	2,617

Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 07/01/2055	6,900	7,704

Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 07/01/2055 (b)	7,400	8,393

Utah Transit Authority Revenue Bonds, Series 2023
5.000% due 12/15/2041	11,000	11,891

		43,819

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGINIA 0.8%

Isle of Wight County Economic Development Authority, Virginia Revenue Bonds, (AGM Insured), Series 2023
5.250% due 07/01/2043	$3,500	$3,815

Lynchburg Economic Development Authority, Virginia Revenue Bonds, Series 2021
4.000% due 01/01/2038	1,100	1,066
4.000% due 01/01/2055	2,500	2,155

Roanoke Economic Development Authority, Virginia Revenue Bonds, Series 2020
4.000% due 07/01/2051	10,725	9,871

Virginia Housing Development Authority Revenue Bonds, Series 2023
5.150% due 10/01/2053	2,345	2,375

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
5.500% due 07/01/2044	7,375	6,446
5.500% due 07/01/2049	2,500	2,111

Virginia Small Business Financing Authority Revenue Bonds, Series 2020
4.000% due 12/01/2049	3,250	2,961

		30,800

WASHINGTON 0.9%

Washington Health Care Facilities Authority Revenue Bonds, Series 2017
5.000% due 01/01/2047	2,000	2,065

Washington Health Care Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2044	1,000	920

Washington State General Obligation Bonds, Series 2023
5.000% due 08/01/2048	10,000	10,453

Washington State General Obligation Bonds, Series 2024
5.000% due 07/01/2035	1,360	1,539
5.000% due 07/01/2036	2,995	3,368

Washington State Housing Finance Commission Revenue Bonds, Series 2023
3.375% due 04/20/2037	9,878	8,696

Washington State Housing Finance Commission Revenue Bonds, Series 2024
3.812% due 03/20/2040	8,873	8,251

		35,292

WEST VIRGINIA 0.3%

West Virginia Economic Development Authority Revenue Bonds, Series 2025
5.450% due 01/01/2055	2,500	2,561

West Virginia Hospital Finance Authority Revenue Bonds, Series 2023
6.000% due 09/01/2048	6,300	6,869

West Virginia Housing Development Fund Revenue Notes, Series 2024
5.000% due 08/01/2027	3,000	3,103

		12,533

WISCONSIN 1.1%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2016
2.625% due 11/01/2025	1,500	1,485

Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
4.500% due 01/01/2035	2,275	2,234
5.250% due 03/01/2045	1,825	1,721

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	1,040	856
4.000% due 03/31/2056	4,690	3,770
4.500% due 06/01/2056	2,500	1,868

Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.000% due 11/15/2040	500	528
5.000% due 11/15/2041	715	750

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 11/15/2045	$1,150	$1,185
5.250% due 06/15/2045	1,000	1,033
5.250% due 06/15/2050	500	511
5.250% due 11/15/2055	1,700	1,763

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2037 (d)	3,200	1,794
0.000% due 12/15/2039 (d)	3,250	1,624
0.000% due 12/15/2050 (d)	15,000	3,968
0.000% due 12/15/2060 (d)	2,500	381

Wisconsin Health & Educational Facilities Authority Revenue Bonds, (BAM Insured), Series 2024
4.500% due 02/15/2054	5,000	4,854
5.250% due 02/15/2054	2,500	2,605

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2047	3,500	3,142

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
3.750% due 04/01/2048	5,100	5,100
4.000% due 10/15/2036	2,375	2,350

		43,522

Total Municipal Bonds & Notes (Cost $3,525,202)		3,526,408

U.S. GOVERNMENT AGENCIES 3.3%

Freddie Mac
2.802% due 04/25/2043 ~	8,599	7,527
3.600% due 06/01/2043	5,543	5,063
3.660% due 01/01/2039	3,384	3,187
3.720% due 01/01/2041	8,257	7,675
3.790% due 07/01/2040	3,923	3,690
3.800% due 01/01/2040	9,899	9,305
3.850% due 02/01/2038 - 01/01/2040	17,113	16,226
4.000% due 01/01/2039	2,000	1,930
4.250% due 08/01/2038 - 06/01/2041	15,998	15,620
4.300% due 10/01/2038	10,116	10,013
4.370% due 03/01/2040	3,832	3,825
4.400% due 11/01/2040	4,814	4,780
4.600% due 03/01/2041	4,700	4,779
4.900% due 02/01/2040	4,077	4,286
4.952% due 07/15/2040 •	6,910	7,056
5.210% due 08/01/2040	11,984	12,975
5.360% due 06/01/2039	7,435	8,082

Total U.S. Government Agencies (Cost $122,028)		126,019

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

Multifamily Tax-Exempt Mortgage-backed Securities
4.500% due 08/01/2041	2,490	2,457
4.600% due 01/01/2042	4,800	4,771
4.800% due 07/01/2045	4,200	4,158

Total Non-Agency Mortgage-Backed Securities (Cost $11,490)		11,386

SHORT-TERM INSTRUMENTS 0.6%

MUNICIPAL BONDS & NOTES 0.6%

Houston, Texas Revenue Notes, Series 2024
5.000% due 06/30/2025	10,900	10,957

Township of Parsippany-Troy Hills, New Jersey General Obligation Notes, Series 2024
4.000% due 10/29/2025	11,400	11,467

University of Colorado Revenue Notes, Series 2024
5.000% due 06/01/2025	2,500	2,509

Total Municipal Bonds & Notes (Cost $24,931)		24,933

Total Short-Term Instruments (Cost $24,931)		24,933

Total Investments in Securities (Cost $3,688,341)		3,692,598

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	53

Schedule of Investments	PIMCO Municipal Bond Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 7.4%

SHORT-TERM INSTRUMENTS 7.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.4%

PIMCO Short-Term Floating NAV Portfolio III	28,878,297	$281,101

Total Short-Term Instruments (Cost $281,054)		281,101

Total Investments in Affiliates (Cost $281,054)		281,101

Total Investments 104.1% (Cost $3,969,395)		$3,973,699

Financial Derivative Instruments (g) 0.0% (Cost or Premiums, net $0)		3

Other Assets and Liabilities, net (4.1)%		(156,523)

Net Assets 100.0%		$3,817,179

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Security is not accruing income as of the date of this report.

(d)	Zero coupon security.

(e)	Security becomes interest bearing at a future date.

(f) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lehigh County, Pennsylvania Revenue Bonds, Series 2019	3.970%	08/15/2038	09/14/2021	$ 3,146	$3,081	0.08%
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200	11/01/2054	12/12/2023	2,411	2,379	0.06

				$ 5,557	$5,460	0.14%

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2025	81	$	(8,761)	$(87)	$3	$0

Total Futures Contracts					$(87)	$3	$0

54	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$3	$0	$3	$0	$0	$0	$0

Cash of $106 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3	$3

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(8,582)	$(8,582)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(87)	$(87)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$3,852	$3,852
Municipal Bonds & Notes
Alabama	0	172,536	0	172,536
Alaska	0	7,899	0	7,899
Arizona	0	51,328	0	51,328
Arkansas	0	5,514	0	5,514
California	0	240,319	0	240,319
Colorado	0	73,152	0	73,152
Connecticut	0	44,925	0	44,925
Delaware	0	9,000	0	9,000
District of Columbia	0	32,446	0	32,446
Florida	0	182,472	0	182,472
Georgia	0	76,516	0	76,516
Idaho	0	5,643	0	5,643
Illinois	0	250,531	0	250,531
Indiana	0	58,593	0	58,593
Iowa	0	17,306	0	17,306

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Kentucky	$0	$50,802	$0	$50,802
Louisiana	0	28,528	0	28,528
Maine	0	8,743	0	8,743
Maryland	0	27,662	0	27,662
Massachusetts	0	49,493	0	49,493
Michigan	0	68,491	0	68,491
Minnesota	0	49,647	0	49,647
Mississippi	0	5,235	0	5,235
Missouri	0	18,391	0	18,391
Multi-State	0	87,172	0	87,172
Nebraska	0	6,960	0	6,960
Nevada	0	3,417	0	3,417
New Hampshire	0	55,121	0	55,121
New Jersey	0	45,091	0	45,091
New Mexico	0	11,504	0	11,504
New York	0	565,430	0	565,430
North Carolina	0	70,735	0	70,735
North Dakota	0	2,265	0	2,265
Ohio	0	128,249	0	128,249

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	55

Schedule of Investments	PIMCO Municipal Bond Fund	(Cont.)	March 31, 2025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Oklahoma	$0	$12,534	$0	$12,534
Oregon	0	14,919	0	14,919
Pennsylvania	0	139,916	0	139,916
Puerto Rico	0	95,151	0	95,151
Rhode Island	0	27,671	0	27,671
South Carolina	0	38,882	0	38,882
South Dakota	0	6,469	0	6,469
Tennessee	0	57,222	0	57,222
Texas	0	456,562	0	456,562
Utah	0	43,819	0	43,819
Virginia	0	30,800	0	30,800
Washington	0	35,292	0	35,292
West Virginia	0	12,533	0	12,533
Wisconsin	0	43,522	0	43,522
U.S. Government Agencies	0	126,019	0	126,019
Non-Agency Mortgage-Backed Securities	0	11,386	0	11,386
Short-Term Instruments
Municipal Bonds & Notes	0	24,933	0	24,933

	$0	$3,688,746	$3,852	$3,692,598

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$281,101	$0	$0	$281,101

Total Investments	$281,101	$3,688,746	$3,852	$3,973,699

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$3	$0	$3

Total Financial Derivative Instruments	$0	$3	$0	$3

Totals	$281,101	$3,688,749	$3,852	$3,973,702

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

56	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO National Intermediate Municipal Bond Fund	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.4%

MUNICIPAL BONDS & NOTES 93.1%

ALABAMA 3.9%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
4.000% due 06/01/2051	$2,000	$2,002

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	1,440	1,519
5.500% due 10/01/2054	3,400	3,656

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	3,500	3,740
5.000% due 10/01/2055	2,300	2,409

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023
5.750% due 04/01/2054	800	880

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024
5.250% due 07/01/2054	2,100	2,235

Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019
3.450% due 11/01/2033	900	885

Southeast Alabama Gas Supply District Revenue Bonds, Series 2024
5.000% due 06/01/2049	1,900	1,992

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022
5.500% due 01/01/2053	2,500	2,654

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	3,050	3,207

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	4,100	4,235
5.000% due 11/01/2055	300	319

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 05/01/2055	1,200	1,270
5.000% due 01/01/2056	3,200	3,335

West Jefferson Industrial Development Board, Alabama Revenue Bonds, Series 1998
3.650% due 06/01/2028	1,800	1,813

		36,151

ARIZONA 2.3%

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2007
4.100% due 12/01/2037	1,000	1,001

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019
4.000% due 06/01/2049	5,000	4,982

Coconino County, Arizona Pollution Control Corp. Revenue Bonds, Series 2017
4.125% due 09/01/2032	2,500	2,502

Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2018
5.000% due 07/01/2029	300	310
5.000% due 07/01/2030	350	360

Maricopa County, Arizona & Phoenix Industrial Development Authorities Revenue Bonds, (GNMA Insured), Series 2025
5.750% due 03/01/2056	1,400	1,526

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2022
5.000% due 01/01/2031	2,505	2,716

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 01/01/2053	1,000	1,055

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029	1,650	1,704

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2039	$2,500	$2,420

Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2025
5.000% due 01/01/2041	2,400	2,635

		21,211

CALIFORNIA 6.1%

Bay Area Toll Authority, California Revenue Bonds, Series 2021
3.320% due 04/01/2056 ~	1,000	996

Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024
4.000% due 07/01/2039	4,250	4,119

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	2,400	2,538

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 02/01/2055	6,800	7,254

California Housing Finance Revenue Bonds, Series 2024
5.870% due 04/01/2029	3,500	3,499
6.000% due 03/01/2053	5,500	5,517

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 12/01/2042	500	488

California Municipal Finance Authority Revenue Bonds, Series 2023
4.375% due 09/01/2053	1,250	1,273

California Municipal Finance Authority Revenue Bonds, Series 2024
6.000% due 01/01/2039	4,000	4,115

California State University Revenue Bonds, Series 2016
0.550% due 11/01/2049	1,625	1,545

California Statewide Communities Development Authority Revenue Bonds, Series 2006
4.500% due 11/01/2033	1,700	1,724

Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019
4.000% due 10/01/2044	2,630	2,546

Fremont Unified School District/Alameda County, California General Obligation Bonds, Series 2021
1.313% due 08/01/2028	4,000	3,649

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.850% due 06/01/2050	1,465	1,349

Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019
3.678% due 06/01/2038	695	669

Los Angeles Department of Airports, California Revenue Bonds, Series 2018
5.000% due 05/15/2037	3,520	3,595

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023
5.000% due 07/01/2033	1,000	1,081
5.000% due 07/01/2039	3,500	3,678

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2024
5.000% due 05/01/2032	4,000	4,306

San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025
5.500% due 01/01/2056	1,600	1,786

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2034	1,250	1,307

		57,034

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COLORADO 4.0%

Board of Governors of Colorado State University System Revenue Bonds, Series 2025
3.000% due 03/01/2055	$10,000	$10,000

Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2041	1,000	1,080

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2043	3,000	2,757
4.000% due 08/01/2049	1,385	1,225

Colorado Health Facilities Authority Revenue Bonds, Series 2022
5.250% due 11/01/2034	1,000	1,098
5.250% due 11/01/2036	1,000	1,088

Colorado Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 05/15/2033	2,060	2,272
5.000% due 05/15/2034	1,600	1,801
5.000% due 12/01/2034	3,000	3,292

Colorado Health Facilities Authority Revenue Notes, Series 2025
5.000% due 12/01/2034 (a)	2,800	3,054

Denver Convention Center Hotel Authority, Colorado Revenue Bonds, Series 2016
5.000% due 12/01/2027	1,000	1,006

Denver, Colorado Airport System City & County Revenue Bonds, Series 2018
5.000% due 12/01/2032	2,000	2,078

Denver, Colorado Airport System City & County Revenue Bonds, Series 2023
5.000% due 11/15/2030	1,500	1,602

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024
3.658% due 09/01/2039 ~	1,600	1,601

Regional Transportation District, Colorado Revenue Bonds, Series 2020
5.000% due 01/15/2031	1,140	1,211

University of Colorado Hospital Authority Revenue Bonds, Series 2024
5.000% due 11/15/2031	1,600	1,765

		36,930

CONNECTICUT 0.2%

Bridgeport, Connecticut General Obligation Bonds, Series 2017
5.000% due 08/15/2027	895	935

Connecticut State General Obligation Bonds, Series 2018
5.000% due 09/15/2030	1,000	1,062

		1,997

DISTRICT OF COLUMBIA 1.0%

District of Columbia General Obligation Bonds, Series 2024
5.000% due 08/01/2039	3,000	3,278

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2021
5.000% due 10/01/2029	3,000	3,168

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024
5.000% due 10/01/2037	2,500	2,637

		9,083

FLORIDA 6.7%

Antillia Community Development District, Florida Special Assessment Bonds, Series 2024
5.000% due 05/01/2031	250	251

Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2021
2.875% due 05/01/2031	1,000	914

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	57

Schedule of Investments	PIMCO National Intermediate Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bella Collina Community Development District, Florida Special Assessment Bonds, Series 2024
4.250% due 05/01/2031	$590	$587

Capital Trust Authority, Florida Revenue Bonds, Series 2023
6.000% due 06/15/2043	1,350	1,396

Florida Development Finance Corp. Revenue Bonds, Series 2023
5.000% due 09/01/2026	1,450	1,475

Florida Housing Finance Corp. Revenue Bonds, Series 2024
3.500% due 11/01/2042	1,000	1,003

Florida Municipal Power Agency Revenue Bonds, Series 2015
5.000% due 10/01/2027	500	505

Florida’s Turnpike Enterprise Revenue Bonds, Series 2018
4.000% due 07/01/2048	2,500	2,368

Gainesville, Florida Utilities System Revenue Bonds, Series 2012
3.550% due 10/01/2042	7,520	7,520

Golden Gem Community Development District, Florida Special Assessment Bonds, Series 2024
5.150% due 05/01/2031	535	538

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2015
5.000% due 10/01/2040	1,000	1,002

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2022
5.000% due 10/01/2034	2,400	2,538

Hammock Oaks Community Development District, Florida Special Assessment Bonds, Series 2024
5.000% due 05/01/2031	345	346

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2024
3.500% due 11/15/2054	8,000	8,000
5.000% due 11/15/2034	3,000	3,356

Hobe-St Lucie Conservancy District, Florida Special Assessment Bonds, Series 2024
4.750% due 05/01/2031	885	900

Jacksonville Housing Authority, Florida Revenue Bonds, Series 2024
5.000% due 02/01/2034	1,000	1,058

JEA Electric System, Florida Revenue Bonds, Series 2024
5.000% due 10/01/2035	2,000	2,256

Miami World Center Community Development District, Florida Special Assessment Bonds, Series 2017
4.750% due 11/01/2027	1,150	1,169

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2024
5.000% due 10/01/2034	2,800	3,012

Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2025
5.250% due 04/01/2038	3,000	3,326

Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2034	3,400	3,557
5.000% due 10/01/2036	1,300	1,350

Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014
5.000% due 05/01/2029	745	745

North AR-1 Pasco Community Development District, Florida Special Assessment Bonds, Series 2024
4.875% due 05/01/2031	490	491

Orange County, Florida School Board Certificates of Participation Bonds, Series 2024
5.000% due 08/01/2034	4,800	5,397

Orlando Utilities Commission, Florida Revenue Bonds, Series 2021
1.250% due 10/01/2046	1,000	896

Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2026 (b)	275	261
0.000% due 10/01/2032 (b)	1,000	745

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pioneer Ranch Community Development District, Florida Special Assessment Notes, Series 2024
4.200% due 05/01/2031	$365	$359

Rookery Community Development District, Florida Special Assessment Bonds, Series 2024
4.250% due 05/01/2031	300	296

Two Rivers West Community Development District, Florida Special Assessment Bonds, Series 2024
4.800% due 05/01/2031	250	251

University of Florida Department of Housing & Residence Education Hsg Sys Rev, Florida Revenue Bonds, Series 2021
4.000% due 07/01/2035	2,000	2,018

Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023
4.850% due 05/01/2038	1,000	1,024

Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2024
4.000% due 05/01/2034	700	689

Westside Haines City Community Development District, Florida Special Assessment Bonds, Series 2024
4.875% due 05/01/2031	500	503

		62,102

GEORGIA 2.2%

Atlanta, Georgia Airport Passenger Facility Charge Revenue Bonds, Series 2019
4.000% due 07/01/2035	4,000	3,949
4.000% due 07/01/2036	2,000	1,964

Burke County, Georgia Development Authority Revenue Bonds, Series 2017
4.125% due 11/01/2045	1,000	907

Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2023
5.000% due 04/01/2041	3,125	3,294

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
4.000% due 03/01/2050	1,500	1,503

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021
4.000% due 07/01/2052	250	252

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	2,400	2,541

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 12/01/2054	900	959
5.000% due 05/01/2055	1,600	1,693

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2034	500	522

Municipal Electric Authority of Georgia Revenue Bonds, Series 2021
5.000% due 01/01/2028	175	181

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
4.500% due 07/01/2063	1,000	935

Municipal Electric Authority of Georgia Revenue Bonds, Series 2024
5.000% due 01/01/2037	1,340	1,467

		20,167

HAWAII 0.3%

City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2015
4.000% due 07/01/2034	3,000	3,000

IDAHO 0.3%

Idaho Health Facilities Authority Revenue Bonds, Series 2025
5.000% due 03/01/2060	1,800	1,966

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021
3.750% due 09/01/2051	$893	$821

		2,787

ILLINOIS 4.7%

Chicago O’Hare International Airport, Illinois Revenue Bonds, (BAM Insured), Series 2023
5.250% due 01/01/2041	1,945	2,098

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2035	715	751

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2036	1,800	1,912

Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Bonds, Series 2021
5.000% due 06/01/2027	2,640	2,744
5.000% due 06/01/2028	1,875	1,979

Illinois Finance Authority Revenue Bonds, Series 2016
5.000% due 02/15/2041	1,250	1,268

Illinois Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	2,100	2,116

Illinois Finance Authority Revenue Bonds, Series 2020
3.450% due 08/15/2049	4,300	4,300
5.000% due 08/15/2033	1,750	1,876

Illinois Finance Authority Revenue Bonds, Series 2022
3.500% due 08/15/2057	1,000	1,000

Illinois State General Obligation Bonds, Series 2016
4.000% due 06/01/2033	750	736

Illinois State General Obligation Bonds, Series 2021
5.000% due 03/01/2035	2,470	2,609

Illinois State General Obligation Bonds, Series 2022
5.000% due 03/01/2026	1,000	1,017

Illinois State General Obligation Bonds, Series 2023
5.000% due 12/01/2043	3,055	3,150

Illinois State General Obligation Bonds, Series 2024
5.000% due 05/01/2031	2,000	2,150
5.000% due 02/01/2033	1,100	1,191
5.000% due 02/01/2035	2,500	2,709
5.000% due 05/01/2036	4,850	5,220

Illinois State Revenue Bonds, Series 2013
5.000% due 06/15/2026	575	576

Illinois State Toll Highway Authority Revenue Bonds, Series 2019
5.000% due 01/01/2030	1,000	1,064

Sales Tax Securitization Corp., Illinois Revenue Bonds, (BAM Insured), Series 2020
5.000% due 01/01/2037	3,350	3,513

		43,979

INDIANA 1.7%

Indiana Finance Authority Revenue Bonds, Series 2010
3.000% due 11/01/2030	3,000	2,851

Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	1,900	1,811
4.250% due 11/01/2030	1,000	1,022

Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 02/01/2037	1,225	1,358

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
5.000% due 03/01/2033	1,100	1,150

Mount Vernon, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	2,500	2,512

Rockport, Indiana Revenue Bonds, Series 2009
3.050% due 06/01/2025	500	500

Warrick County, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	2,500	2,512

Whiting, Indiana Revenue Bonds, Series 2016
4.400% due 03/01/2046	2,000	2,037

		15,753

58	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IOWA 0.5%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	$900	$955
5.000% due 12/01/2050	400	451

Iowa Finance Authority Revenue Bonds, Series 2024
5.000% due 08/01/2034	1,700	1,934

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021
4.000% due 06/01/2038	1,000	975

		4,315

KENTUCKY 1.2%

Kentucky Bond Development Corp. Revenue Bonds, Series 2025
5.000% due 08/15/2055	2,300	2,532

Kentucky Public Energy Authority Revenue Bonds, Series 2025
5.250% due 06/01/2055	800	846

Kentucky State Property & Building Commission Revenue Bonds, Series 2022
5.000% due 06/01/2035	3,000	3,285
5.250% due 06/01/2039	1,250	1,362

Louisville/Jefferson County Metropolitan Government, Kentucky Revenue Bonds, Series 2023
5.000% due 10/01/2039	1,000	1,066

Trimble County, Kentucky Revenue Bonds, Series 2023
4.700% due 06/01/2054	1,600	1,615

		10,706

LOUISIANA 0.6%

New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2024
5.000% due 01/01/2035	3,200	3,409
5.000% due 01/01/2036	2,000	2,120

		5,529

MARYLAND 0.4%

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 06/01/2035	450	427

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2025
5.000% due 07/01/2045	1,100	1,197

Maryland State General Obligation Bonds, Series 2022
5.000% due 06/01/2037	1,510	1,649

		3,273

MASSACHUSETTS 1.3%

Commonwealth of Massachusetts General Obligation Bonds, Series 2022
5.000% due 10/01/2037	1,600	1,750

Massachusetts Development Finance Agency Revenue Bonds, Series 2011
2.700% due 07/01/2046	10,000	10,000

Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2030	500	524

		12,274

MICHIGAN 3.2%

Detroit, Michigan General Obligation Bonds, Series 2023
5.250% due 05/01/2028	300	316
5.250% due 05/01/2029	500	534
5.250% due 05/01/2030	700	754
5.250% due 05/01/2031	600	653
5.250% due 05/01/2032	600	658

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
3.663% due 07/01/2032 ~	$1,000	$986

Detroit, Michigan Sewage Disposal System Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 07/01/2029	1,660	1,737

Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023
5.000% due 07/01/2038	3,500	3,843

Michigan Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2030	500	502

Michigan Finance Authority Revenue Bonds, Series 2024
5.000% due 02/29/2032	1,205	1,287
5.000% due 08/31/2033	1,950	2,091
5.000% due 08/31/2035	1,190	1,298
5.000% due 02/28/2037	1,935	2,095

Michigan State Housing Development Authority Revenue Bonds, Series 2024
6.250% due 06/01/2055	900	987

Michigan Trunk Line State Revenue Bonds, Series 2023
5.000% due 11/15/2038	1,000	1,098

Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2028	7,210	7,572
5.000% due 12/01/2032	1,470	1,577
5.000% due 12/01/2034	1,640	1,754

		29,742

MINNESOTA 0.5%

Minneapolis, Minnesota Revenue Bonds, Series 2018
5.000% due 11/15/2036	2,000	2,046

Minneapolis, Minnesota Revenue Bonds, Series 2023
5.000% due 11/15/2052	1,000	1,052

Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 01/01/2055	1,000	1,111

		4,209

MISSISSIPPI 0.2%

Mississippi Business Finance Corp. Revenue Bonds, Series 2002
3.200% due 09/01/2028	750	746

Mississippi Development Bank Revenue Bonds, Series 2025
5.000% due 03/01/2038	1,000	1,084

		1,830

MISSOURI 0.3%

Missouri Development Finance Board Revenue Bonds, Series 2022
5.000% due 05/01/2031	1,190	1,294

St Louis County, Missouri Industrial Development Authority Revenue Bonds, (FNMA Insured), Series 2023
4.910% due 01/01/2042	1,935	1,942

		3,236

MULTI-STATE 2.7%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2019
3.400% due 01/25/2036	2,717	2,609

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
0.000% due 12/25/2036	4,119	4,106
4.136% due 08/25/2040	4,463	4,546

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
0.000% due 10/25/2040	2,982	3,065
4.326% due 08/25/2041 ~	9,970	10,338

		24,664

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEVADA 0.4%

Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	$1,195	$1,147

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (b)	2,000	284

Washoe County, Nevada Revenue Bonds, Series 2016
4.125% due 03/01/2036	2,500	2,517

		3,948

NEW HAMPSHIRE 1.1%

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.875% due 01/20/2038	2,452	2,319

New Hampshire Business Finance Authority Revenue Bonds, Series 2025
4.168% due 01/20/2041	3,200	3,097

New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 07/01/2055	2,500	2,803

New Hampshire National Finance Authority Affordable Housing, Series 2024
4.150% due 10/20/2040	2,395	2,329

		10,548

NEW JERSEY 2.7%

New Jersey Economic Development Authority Revenue Bonds, Series 2023
5.185% due 03/01/2030	1,000	1,018

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2008
0.000% due 12/15/2037 (b)	2,250	1,323

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2009
0.000% due 12/15/2034 (b)	1,500	1,030

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
0.000% due 12/15/2037 (b)	1,560	917

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.000% due 06/15/2036	3,500	3,800
5.000% due 06/15/2037	4,000	4,315

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2024
5.000% due 06/15/2036	4,800	5,274

New Jersey Turnpike Authority Revenue Bonds, Series 2017
5.000% due 01/01/2030	750	773

South Jersey Port Corp., New Jersey Revenue Bonds, Series 2016
5.000% due 01/01/2035	290	292

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	4,500	4,647
5.000% due 06/01/2046	1,870	1,830

		25,219

NEW MEXICO 0.8%

Farmington, New Mexico Revenue Bonds, Series 2005
1.800% due 04/01/2029	3,000	2,681

Farmington, New Mexico Revenue Bonds, Series 2010
3.875% due 06/01/2040	3,000	3,003

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.000% due 08/01/2039	1,700	1,599

		7,283

NEW YORK 10.7%

Long Island Power Authority, New York Revenue Bonds, Series 2023
5.000% due 09/01/2040	1,665	1,799

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	59

Schedule of Investments	PIMCO National Intermediate Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015
3.600% due 11/15/2050	$1,000	$1,000

Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023
4.720% due 01/01/2044	700	692

New York City, New York General Obligation Bonds, Series 2017
3.600% due 10/01/2046	10,000	10,000

New York City, New York General Obligation Bonds, Series 2019
3.650% due 10/01/2046	3,500	3,500

New York City, New York General Obligation Bonds, Series 2023
5.000% due 08/01/2037	1,750	1,908

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013
3.500% due 06/15/2048	8,000	8,000

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2021
5.000% due 06/15/2032	4,000	4,430

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
3.650% due 06/15/2033	6,440	6,440

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
5.000% due 07/15/2031	1,000	1,053

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019
3.600% due 11/01/2044	4,000	4,000

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.000% due 02/01/2040	1,000	1,063

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023
5.000% due 05/01/2036	1,750	1,935

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2036	4,700	5,251
5.000% due 11/01/2037 (a)	2,250	2,497
5.000% due 11/01/2042 (a)	1,000	1,066

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	3,000	3,007
5.150% due 11/15/2034	2,500	2,507
5.375% due 11/15/2040	2,400	2,406

New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 03/15/2030	2,000	2,016

New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 03/15/2036	6,000	6,107

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	1,500	1,533

New York State Dormitory Authority Revenue Bonds, Series 2025
5.000% due 07/01/2038 (a)	1,940	2,099

New York State Dormitory Authority Revenue Notes, Series 2024
5.000% due 05/01/2034	900	995

New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	1,000	983

New York State Environmental Facilities Corp. Revenue Bonds, Series 2020
5.125% due 09/01/2050	1,150	1,201

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2037	2,200	2,432

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.500% due 06/30/2042	2,000	2,120

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024
5.250% due 06/30/2039	$1,400	$1,505

New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2027	2,000	2,042

New York Transportation Development Corp. Revenue Bonds, Series 2020
4.000% due 10/01/2030	5,000	4,961

New York Transportation Development Corp. Revenue Bonds, Series 2023
6.000% due 04/01/2035	2,500	2,748

Port Authority of New York & New Jersey Revenue Bonds, Series 2022
5.000% due 08/01/2039	1,500	1,553

Port Authority of New York & New Jersey Revenue Bonds, Series 2023
5.000% due 12/01/2036	1,500	1,584

Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2025
5.000% due 12/01/2034	835	955

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2026	750	764
5.000% due 06/01/2027	750	775

		98,927

NORTH CAROLINA 1.0%

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007
3.450% due 01/15/2037	7,440	7,440

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 07/01/2055	1,600	1,753

		9,193

NORTH DAKOTA 0.1%

Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2035	300	321
5.000% due 12/01/2039	225	235

		556

OHIO 2.4%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2019
5.000% due 02/15/2031	320	339

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
5.000% due 06/01/2034	1,000	1,043

Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025
5.000% due 01/01/2035	2,500	2,695
5.000% due 01/01/2036	1,000	1,072

Ohio Air Quality Development Authority Revenue Bonds, Series 2009
3.375% due 08/01/2029	1,200	1,176

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	2,500	2,273

Ohio Air Quality Development Authority Revenue Bonds, Series 2022
4.250% due 11/01/2039	5,285	5,339

Ohio Higher Educational Facility Commission Revenue Bonds, Series 2025
5.000% due 02/01/2040	1,250	1,347
5.000% due 02/01/2041	1,400	1,499

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 03/01/2055	4,000	4,387

Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2037	375	404
5.000% due 12/01/2043	435	453

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Worthington City School District, Ohio General Obligation Bonds, Series 2023
0.000% due 12/01/2030 (b)	$700	$567

		22,594

OKLAHOMA 0.3%

Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2024
5.000% due 06/01/2037	2,090	2,312

Tulsa County, Oklahoma Industrial Authority Revenue Notes, Series 2025
5.000% due 09/01/2033	500	557

		2,869

OREGON 1.5%

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
5.000% due 08/15/2038	5,195	5,410

Oregon Department of Transportation State Revenue Bonds, Series 2024
5.000% due 05/15/2037	1,300	1,444

Oregon State Facilities Authority Revenue Bonds, Series 2020
5.000% due 10/01/2030	600	631

Oregon State Facilities Authority Revenue Bonds, Series 2022
5.000% due 06/01/2030	1,700	1,805

Port of Portland, Oregon Airport Revenue Bonds, Series 2023
5.000% due 07/01/2036	4,400	4,683

		13,973

PENNSYLVANIA 3.6%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017
3.570% due 11/15/2047 ~	4,350	4,318

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2039	2,250	2,112

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2025	500	501

Delaware Valley Regional Finance Authority, Pennsylvania Revenue Bonds, Series 2007
3.819% due 06/01/2037 ~	2,000	1,858

Doylestown Hospital Authority, Pennsylvania Revenue Bonds, Series 2024
5.000% due 07/01/2031	1,500	1,570

Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023
4.100% due 06/01/2029	2,000	2,048

Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2024
3.550% due 08/15/2054	8,350	8,350

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
5.250% due 12/01/2037	1,000	1,008

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015
5.000% due 06/30/2028	850	863

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.000% due 06/30/2032	2,770	2,940
5.500% due 06/30/2038	1,350	1,448

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025
5.000% due 03/15/2060 (a)	3,600	3,894

Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.250% due 10/01/2054	500	547

Pennsylvania Turnpike Commission Revenue Bonds, Series 2024
5.000% due 12/01/2039	1,000	1,087

60	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2016
5.000% due 10/01/2026	$660	$679

Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2020
4.000% due 07/01/2037	700	648

		33,871

PUERTO RICO 2.2%

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
5.625% due 07/01/2027	2,928	3,032

GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040	2,111	2,066

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
3.583% due 07/01/2029 ~	345	336

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2031 (b)	1,682	1,319
4.500% due 07/01/2034	1,500	1,492
4.750% due 07/01/2053	2,500	2,407
5.000% due 07/01/2058	6,827	6,734

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	2,500	2,439
4.550% due 07/01/2040	700	693

		20,518

RHODE ISLAND 0.9%

Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024
5.000% due 05/15/2034	3,000	3,229
5.000% due 05/15/2036	1,000	1,067

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	2,950	2,954
5.000% due 06/01/2040	1,205	1,206

		8,456

SOUTH CAROLINA 0.7%

Charleston County, South Carolina Airport District Revenue Bonds, Series 2024
5.000% due 07/01/2034	810	909

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	1,400	1,498

South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2023
4.000% due 04/01/2033	1,000	1,003

South Carolina Public Service Authority Revenue Bonds, Series 2025
5.000% due 12/01/2040	1,000	1,073
5.000% due 12/01/2042	1,500	1,587

		6,070

SOUTH DAKOTA 0.2%

South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 11/01/2027	535	540

South Dakota Housing Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
4.500% due 11/01/2045	1,700	1,666

		2,206

TENNESSEE 2.8%

Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2037	715	790

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2023
4.875% due 10/01/2038	$1,790	$1,803

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2024
3.250% due 10/01/2045	2,500	2,500
3.250% due 10/01/2046	2,100	2,100

Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, (AGM Insured), Series 2008
3.550% due 06/01/2042	9,845	9,845

Tennergy Corp., Tennessee Revenue Bonds, Series 2021
4.000% due 12/01/2051	2,000	2,009

Tennergy Corp., Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	2,000	2,104

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	5,000	5,228

		26,379

TEXAS 12.5%

Aldine Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2040	2,500	2,715

Austin Housing Finance Corp., Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	800	803

Austin, Texas Airport System Revenue Bonds, Series 2022
5.000% due 11/15/2037	2,000	2,090

Central Texas Turnpike System Revenue Bonds, Series 2024
5.000% due 08/15/2042	1,750	1,849

Conroe Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2039	2,600	2,866

Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2038	3,000	3,257

Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2055	8,000	8,702

Ector County, Texas General Obligation Bonds, Series 2024
5.000% due 02/15/2036	3,000	3,257

EP Essential Housing WF PFC, Texas Revenue Bonds, Series 2024
4.250% due 12/01/2034	1,900	1,872

Garland Housing Finance Corp., Texas Revenue Bonds, (FNMA Insured), Series 2024
4.610% due 01/01/2043	500	494

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023
5.000% due 10/01/2052	2,500	2,621

Gulf Coast Industrial Development Authority, Texas Revenue Bonds, Series 2012
3.550% due 11/01/2041	8,000	8,000

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021
3.400% due 10/01/2041	7,865	7,865

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 10/01/2031	1,000	1,099
5.000% due 07/01/2034	2,200	2,449

Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2037	1,100	1,194
5.000% due 02/15/2038	1,265	1,364
5.000% due 02/15/2039	3,000	3,214

Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2030	1,000	1,054

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Houston, Texas Airport System Revenue Bonds, Series 2024
5.500% due 07/15/2035	$5,000	$5,293

Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2036	2,545	2,811

Love Field Airport Modernization Corp., Texas Revenue Bonds, (AGM Insured), Series 2021
5.000% due 11/01/2032	2,000	2,128

Lower Colorado River Authority, Texas Revenue Bonds, (AGM Insured), Series 2024
5.000% due 05/15/2039	1,200	1,295

Manor Housing Public Facility Corp., Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	1,300	1,301

Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
4.000% due 05/15/2043	825	780
5.000% due 05/15/2038	1,000	1,087

Midland Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2050	1,750	1,790

Mission Economic Development Corp., Texas Revenue Bonds, Series 2024
4.000% due 06/01/2054	3,000	2,966

North Texas Tollway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2028	515	523

North Texas Tollway Authority Revenue Bonds, Series 2022
5.000% due 01/01/2036	1,250	1,358

North Texas Tollway Authority Revenue Bonds, Series 2023
5.000% due 01/01/2031	2,500	2,736

North Texas Tollway Authority Revenue Bonds, Series 2024
5.000% due 01/01/2032	1,300	1,434

San Antonio Water System, Texas Revenue Bonds, Series 2025
5.000% due 05/15/2039	2,050	2,237

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.000% due 02/01/2035	2,250	2,509
5.000% due 02/01/2040	3,500	3,742

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2032	6,000	6,564

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
4.505% due 12/15/2026 ~	750	750

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2023
5.500% due 01/01/2054	900	954

Texas State General Obligation Bonds, Series 2024
5.000% due 10/01/2030	4,800	5,287
5.000% due 10/01/2042	4,700	5,076

Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	1,800	1,846

Texas Water Development Board Revenue Bonds, Series 2024
4.375% due 10/15/2059	4,000	3,895
5.000% due 10/15/2031	750	833

		115,960

UTAH 0.5%

Mida Mountain Village Public Infrastructure District, Utah Special Assessment Bonds, Series 2021
4.000% due 08/01/2028	1,230	1,232

Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 07/01/2055	1,500	1,675

Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 07/01/2055 (a)	1,900	2,155

		5,062

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	61

Schedule of Investments	PIMCO National Intermediate Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGINIA 0.4%

Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	$1,600	$1,713

Isle of Wight County Economic Development Authority, Virginia Revenue Bonds, (AGM Insured), Series 2023
5.000% due 07/01/2037	500	544

Virginia Public Building Authority Revenue Bonds, Series 2015
4.000% due 08/01/2030	1,420	1,423

		3,680

WASHINGTON 1.6%

Port of Seattle, Washington Revenue Bonds, Series 2019
4.000% due 04/01/2044	5,000	4,527

Washington Higher Education Facilities Authority Revenue Bonds, Series 2017
4.000% due 05/01/2037	1,500	1,463

Washington State General Obligation Bonds, Series 2016
5.000% due 07/01/2033	2,000	2,026

Washington State Housing Finance Commission Revenue Bonds, (FNMA Insured), Series 2024
4.400% due 03/01/2043	2,100	2,023

Washington State Housing Finance Commission Revenue Bonds, Series 2023
3.375% due 04/20/2037	2,815	2,478

Washington State Housing Finance Commission Revenue Bonds, Series 2024
3.812% due 03/20/2040	2,193	2,040

		14,557

WEST VIRGINIA 0.1%

West Virginia Hospital Finance Authority Revenue Bonds, Series 2023
5.750% due 09/01/2041	1,100	1,185

WISCONSIN 2.3%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2041	2,500	2,568

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
4.000% due 10/01/2046	$4,250	$4,255

Public Finance Authority, Wisconsin Revenue Bonds, Series 2023
3.550% due 10/01/2055	8,000	8,000

Public Finance Authority, Wisconsin Revenue Bonds, Series 2024
5.000% due 12/15/2034	825	848

University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018
3.570% due 04/01/2048	1,535	1,535

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2029 (b)	2,105	1,757

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	2,000	1,891

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 04/01/2028	900	948

		21,802

Total Municipal Bonds & Notes (Cost $862,189)		864,828

U.S. GOVERNMENT AGENCIES 3.7%

Freddie Mac
2.802% due 04/25/2043 ~	1,483	1,298
3.600% due 06/01/2043	1,386	1,266
3.720% due 01/01/2041	1,780	1,654
3.800% due 01/01/2040	5,940	5,583
3.850% due 01/01/2040	1,900	1,799
4.250% due 06/01/2041	2,196	2,126
4.300% due 10/01/2038	2,980	2,950
4.370% due 03/01/2040	987	985
4.400% due 11/01/2040	4,960	4,926
4.600% due 03/01/2041	1,000	1,017
4.850% due 08/01/2038	2,236	2,356
4.900% due 02/01/2040	991	1,041
4.952% due 07/15/2040 •	1,967	2,009
5.210% due 08/01/2040	2,674	2,895
5.360% due 06/01/2039	2,478	2,694

Total U.S. Government Agencies (Cost $33,721)		34,599

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.6%

MUNICIPAL BONDS & NOTES 0.6%

Houston, Texas Revenue Notes, Series 2024
5.000% due 06/30/2025	$2,700	$2,714

Township of Parsippany-Troy Hills, New Jersey General Obligation Notes, Series 2024
4.000% due 10/29/2025	2,800	2,816

Total Municipal Bonds & Notes (Cost $5,531)		5,530

Total Short-Term Instruments (Cost $5,531)		5,530

Total Investments in Securities (Cost $901,441)		904,957

	SHARES
INVESTMENTS IN AFFILIATES 3.3%

SHORT-TERM INSTRUMENTS 3.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%

PIMCO Short-Term Floating NAV Portfolio III	3,106,593	30,240

Total Short-Term Instruments (Cost $30,233)		30,240

Total Investments in Affiliates (Cost $30,233)		30,240

Total Investments 100.7% (Cost $931,674)		$935,197

Financial Derivative Instruments (c) 0.0% (Cost or Premiums, net $0)		1

Other Assets and Liabilities, net (0.7)%		(6,731)

Net Assets 100.0%		$928,467

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

(c) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2025	20	$	(2,163)	$(21)	$1	$0

Total Futures Contracts					$(21)	$1	$0

62	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1	$0	$1	$0	$0	$0	$0

Cash of $26 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,575)	$(1,575)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(21)	$(21)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$36,151	$0	$36,151
Arizona	0	21,211	0	21,211
California	0	57,034	0	57,034
Colorado	0	36,930	0	36,930
Connecticut	0	1,997	0	1,997
District of Columbia	0	9,083	0	9,083
Florida	0	62,102	0	62,102
Georgia	0	20,167	0	20,167
Hawaii	0	3,000	0	3,000
Idaho	0	2,787	0	2,787
Illinois	0	43,979	0	43,979
Indiana	0	15,753	0	15,753
Iowa	0	4,315	0	4,315
Kentucky	0	10,706	0	10,706
Louisiana	0	5,529	0	5,529
Maryland	0	3,273	0	3,273
Massachusetts	0	12,274	0	12,274

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Michigan	$0	$29,742	$0	$29,742
Minnesota	0	4,209	0	4,209
Mississippi	0	1,830	0	1,830
Missouri	0	3,236	0	3,236
Multi-State	0	24,664	0	24,664
Nevada	0	3,948	0	3,948
New Hampshire	0	10,548	0	10,548
New Jersey	0	25,219	0	25,219
New Mexico	0	7,283	0	7,283
New York	0	98,927	0	98,927
North Carolina	0	9,193	0	9,193
North Dakota	0	556	0	556
Ohio	0	22,594	0	22,594
Oklahoma	0	2,869	0	2,869
Oregon	0	13,973	0	13,973
Pennsylvania	0	33,871	0	33,871
Puerto Rico	0	20,518	0	20,518
Rhode Island	0	8,456	0	8,456
South Carolina	0	6,070	0	6,070

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	63

Schedule of Investments	PIMCO National Intermediate Municipal Bond Fund	(Cont.)	March 31, 2025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
South Dakota	$0	$2,206	$0	$2,206
Tennessee	0	26,379	0	26,379
Texas	0	115,960	0	115,960
Utah	0	5,062	0	5,062
Virginia	0	3,680	0	3,680
Washington	0	14,557	0	14,557
West Virginia	0	1,185	0	1,185
Wisconsin	0	21,802	0	21,802
U.S. Government Agencies	0	34,599	0	34,599
Short-Term Instruments
Municipal Bonds & Notes	0	5,530	0	5,530

	$0	$904,957	$0	$904,957

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$30,240	$0	$0	$30,240

Total Investments	$30,240	$904,957	$0	$935,197

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1	$0	$1

Total Financial Derivative Instruments	$0	$1	$0	$1

Totals	$30,240	$904,958	$0	$935,198

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

64	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO New York Municipal Bond Fund	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.8%

MUNICIPAL BONDS & NOTES 95.4%

ALABAMA 0.9%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 10/01/2054	$2,400	$2,581

Southeast Alabama Gas Supply District Revenue Bonds, Series 2024
5.000% due 06/01/2049	2,000	2,097

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 01/01/2056	3,100	3,231

		7,909

CALIFORNIA 0.7%

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023
5.250% due 07/01/2058	6,200	6,424

CONNECTICUT 0.3%

Norwalk, Connecticut Housing Authority, (FNMA Insured), Series 2024
4.400% due 09/01/2042	2,585	2,535

FLORIDA 0.2%

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2024
5.000% due 10/01/2034	1,900	2,044

GEORGIA 1.3%

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
4.000% due 03/01/2050	2,250	2,255

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021
4.000% due 07/01/2052	3,500	3,530

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	2,000	2,089
5.000% due 12/01/2053	3,400	3,599

		11,473

IOWA 0.2%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	1,400	1,485

MICHIGAN 0.3%

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
3.663% due 07/01/2032 ~	2,500	2,465

MULTI-STATE 1.0%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
0.000% due 12/25/2036	4,021	4,008
4.136% due 08/25/2040	4,661	4,748

		8,756

NEW HAMPSHIRE 0.3%

New Hampshire Business Finance Authority Revenue Bonds, Series 2025
4.168% due 01/20/2041	3,100	3,000

NEW JERSEY 0.2%

New Jersey Housing & Mortgage Finance Agency Revenue Bonds, (FNMA Insured), Series 2025
4.550% due 05/01/2041	1,750	1,754

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 85.6%

Albany Capital Resource Corp., New York Revenue Bonds, Series 2024
5.000% due 06/01/2064	$2,600	$2,524

Battery Park City Authority, New York Revenue Bonds, Series 2019
5.000% due 11/01/2040	1,000	1,059

Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020
4.000% due 11/01/2055	4,950	4,223

Broome County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2020
4.000% due 04/01/2034	1,000	1,004
4.000% due 04/01/2050	1,000	882
5.000% due 04/01/2033	1,100	1,160

Build NYC Resource Corp., New York Revenue Bonds, Series 2015
4.000% due 08/01/2031	575	577
5.000% due 08/01/2040	500	503

Build NYC Resource Corp., New York Revenue Bonds, Series 2016
5.000% due 07/01/2041	1,500	1,430

Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 08/01/2035	400	403
5.000% due 08/01/2036	500	503

Build NYC Resource Corp., New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	4,765	4,335

Build NYC Resource Corp., New York Revenue Bonds, Series 2024
4.000% due 09/01/2040	1,700	1,603
5.000% due 09/01/2035	1,200	1,285
5.000% due 09/01/2036	1,660	1,767

Build NYC Resource Corp., New York Revenue Notes, Series 2024
5.000% due 09/01/2033	1,000	1,081

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
5.000% due 07/01/2034	1,200	1,236
5.000% due 07/01/2035	1,100	1,129

Erie County, New York General Obligation Bonds, Series 2015
5.000% due 09/15/2026	300	303
5.000% due 09/15/2027	275	277

Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2017
5.000% due 07/01/2047	1,000	1,011

Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2017
5.000% due 02/15/2045	2,100	2,137

Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2021
4.000% due 02/15/2039	3,250	3,258

Long Island Power Authority, New York Revenue Bonds, Series 2023
5.000% due 09/01/2048	3,700	3,833

Long Island Power Authority, New York Revenue Bonds, Series 2024
5.000% due 09/01/2049	5,000	5,195

Madison County, New York Capital Resource Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2040 (a)	750	825
5.000% due 07/01/2043 (a)	550	592

Metropolitan Transportation Authority Dedicated Tax Fund, New York Revenue Bonds, Series 2024
4.000% due 11/15/2054	5,000	4,506
5.000% due 11/15/2045	4,650	4,908

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002
3.721% due 11/01/2032 ~	1,500	1,501

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
3.600% due 11/01/2031	9,000	9,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015
3.600% due 11/15/2050	$3,130	$3,130

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2022
5.000% due 11/15/2046	2,270	2,360

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 10/01/2047	2,130	1,803

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 12/01/2039	1,300	1,218
4.000% due 12/01/2046	5,000	4,412
4.000% due 07/01/2050	5,000	4,545

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2023
5.000% due 07/01/2053	1,000	1,052

Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023
4.720% due 01/01/2044	800	791

Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017
5.000% due 05/01/2031	1,500	1,552

Nassau County, New York General Obligation Bonds, Series 2017
5.000% due 10/01/2027	2,500	2,645

Nassau County, New York General Obligation Bonds, Series 2024
5.000% due 04/01/2046	3,195	3,396

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 1999
3.550% due 01/01/2034	2,365	2,365

New York City, New York General Obligation Bonds, Series 2010
2.850% due 03/01/2039	5,000	5,000

New York City, New York General Obligation Bonds, Series 2012
3.650% due 04/01/2042	21,130	21,130

New York City, New York General Obligation Bonds, Series 2013
3.550% due 08/01/2040	1,300	1,300

New York City, New York General Obligation Bonds, Series 2016
4.000% due 12/01/2043	1,000	928

New York City, New York General Obligation Bonds, Series 2018
3.600% due 12/01/2047	6,285	6,285

New York City, New York General Obligation Bonds, Series 2021
4.000% due 08/01/2041	4,000	3,866

New York City, New York General Obligation Bonds, Series 2022
5.250% due 10/01/2043	2,500	2,667

New York City, New York General Obligation Bonds, Series 2024
5.250% due 04/01/2054	5,000	5,265

New York City, New York Health and Hospitals Corp. Revenue Bonds, Series 2008
2.950% due 02/15/2031	1,890	1,890

New York City, New York Housing Development Corp. Revenue Bonds, (FHA Insured), Series 2021
2.850% due 11/01/2060	2,000	2,000

New York City, New York Housing Development Corp. Revenue Bonds, Series 2015
4.350% due 11/01/2048	1,000	951

New York City, New York Housing Development Corp. Revenue Bonds, Series 2017
3.750% due 11/01/2052	1,000	843

New York City, New York Housing Development Corp. Revenue Bonds, Series 2024
4.550% due 11/01/2054	5,000	4,845
4.850% due 11/01/2059	2,750	2,748

New York City, New York Housing Development Corp. Revenue Bonds, Series 2025
4.750% due 11/01/2050	3,365	3,370

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	65

Schedule of Investments	PIMCO New York Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York Housing Development Corp. Revenue Notes, Series 2024
4.000% due 12/15/2031	$1,250	$1,269
4.375% due 12/15/2031	2,375	2,408

New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2020
4.000% due 03/01/2045	1,500	1,393

New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2021
5.000% due 01/01/2028	1,150	1,208
5.000% due 01/01/2029	1,250	1,331

New York City, New York Industrial Development Agency Revenue Bonds, Series 2020
4.000% due 03/01/2045	5,600	5,105

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008
3.600% due 06/15/2038	1,690	1,690
3.600% due 06/15/2039	1,200	1,200

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2012
3.700% due 06/15/2045	7,050	7,050

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013
3.550% due 06/15/2050	21,935	21,935

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2014
3.600% due 06/15/2050	5,500	5,500

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2016
2.850% due 06/15/2046	5,215	5,215

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2019
5.000% due 06/15/2049	4,645	4,791

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2020
4.000% due 06/15/2050	1,155	1,044

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
5.000% due 06/15/2030	3,360	3,703
5.250% due 06/15/2052	5,000	5,275

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	1,300	1,387
5.250% due 06/15/2053	2,400	2,544

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2024
5.000% due 06/15/2049	5,000	5,260
5.000% due 06/15/2051	4,000	4,194
5.250% due 06/15/2054	6,500	6,901

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2025
5.000% due 06/15/2043	8,000	8,593

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
4.000% due 07/15/2045	5,000	4,664
5.000% due 07/15/2035	2,500	2,605

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2022
5.000% due 07/15/2035	2,370	2,634

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
3.600% due 08/01/2039	10,000	10,000

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
2.750% due 08/01/2039	4,000	4,000

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2014
3.600% due 11/01/2042	12,000	12,000

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2016
5.000% due 08/01/2032	1,000	1,021

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2017
4.000% due 08/01/2042	$2,545	$2,403

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018
3.550% due 08/01/2042	13,000	13,000
5.000% due 05/01/2037	2,500	2,592

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019
3.600% due 11/01/2044	1,000	1,000
4.000% due 11/01/2039	7,000	6,824

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2021
4.000% due 08/01/2039	3,000	2,939

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.250% due 08/01/2040	10,000	10,835
5.250% due 11/01/2048	9,000	9,524

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023
5.250% due 05/01/2050	2,000	2,118

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
4.000% due 11/01/2042	2,275	2,166
5.000% due 05/01/2044	10,000	10,550
5.000% due 05/01/2048	3,000	3,133

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2039	8,000	8,776
5.000% due 11/01/2046	5,000	5,226
5.000% due 11/01/2050 (a)	3,200	3,341

New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500	451
5.000% due 11/15/2029	1,000	1,009
5.000% due 11/15/2045	2,000	2,006

New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	5,000	1,121
0.000% due 06/01/2055 (b)	16,875	1,433

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	6,000	6,013
5.150% due 11/15/2034	2,000	2,006
5.375% due 11/15/2040	4,000	4,010

New York Liberty Development Corp. Revenue Bonds, Series 2019
2.625% due 09/15/2069	2,100	1,941
2.800% due 09/15/2069	2,000	1,833

New York Liberty Development Corp. Revenue Bonds, Series 2021
1.900% due 11/15/2031	2,000	1,694

New York Mortgage Agency Homeowner Mortgage State Revenue Bonds, Series 2015
3.800% due 04/01/2028	2,550	2,545

New York Mortgage Agency Homeowner Mortgage State Revenue Bonds, Series 2025
4.650% due 10/01/2050	3,000	2,949

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2045	10,900	10,073

New York Power Authority Revenue Bonds, Series 2024
4.000% due 11/15/2049	3,250	2,948

New York State Dormitory Authority Revenue Bonds, (AGC Insured), Series 2024
5.500% due 10/01/2054	4,900	5,219

New York State Dormitory Authority Revenue Bonds, (AGM Insured), Series 2024
5.000% due 10/01/2037	1,850	2,007
5.000% due 10/01/2038	2,220	2,392
5.000% due 10/01/2039	1,000	1,070

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 07/01/2045	$2,750	$2,759

New York State Dormitory Authority Revenue Bonds, Series 2016
4.000% due 07/01/2043	1,380	1,290
5.000% due 07/01/2046	2,000	2,015
5.000% due 07/01/2050	5,565	5,593

New York State Dormitory Authority Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,100	1,104
5.000% due 02/15/2038	1,600	1,642
5.000% due 07/01/2038	1,000	1,027

New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 07/01/2041	2,000	1,902
5.000% due 07/01/2048	955	968
5.000% due 10/01/2048	1,500	1,679
5.250% due 03/15/2038	3,500	3,674

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2038	11,450	11,954
5.000% due 03/15/2047	4,500	4,606
5.000% due 07/01/2049	2,000	2,071

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	3,000	3,067
4.000% due 03/15/2035	5,000	5,086
4.000% due 02/15/2039	1,635	1,628
4.000% due 03/15/2044	1,000	938
4.000% due 07/01/2050	13,675	12,552
5.000% due 07/01/2050	5,000	5,144
5.000% due 07/01/2053	3,000	3,085

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 05/01/2045	5,000	4,760
4.000% due 07/01/2049	1,250	1,137
4.000% due 07/01/2051	3,000	2,751
5.000% due 03/15/2041	3,000	3,176
5.000% due 07/01/2042	750	796
5.000% due 07/15/2042	1,000	1,007

New York State Dormitory Authority Revenue Bonds, Series 2023
5.000% due 03/15/2042	5,000	5,318

New York State Dormitory Authority Revenue Bonds, Series 2024
5.000% due 03/15/2043	5,500	5,850
5.000% due 03/15/2046	8,000	8,426
5.000% due 03/15/2054	4,300	4,465

New York State Dormitory Authority Revenue Bonds, Series 2025
4.250% due 07/01/2050 (a)	3,000	2,799
5.000% due 07/01/2037 (a)	1,765	1,919

New York State Dormitory Authority Revenue Notes, Series 2024
5.000% due 05/01/2034	5,000	5,530

New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	4,000	3,934

New York State Environmental Facilities Corp. Revenue Bonds, Series 2018
5.000% due 06/15/2043	2,500	2,573

New York State Environmental Facilities Corp. Revenue Bonds, Series 2020
2.750% due 09/01/2050	3,350	3,332

New York State Environmental Facilities Corp. Revenue Bonds, Series 2023
5.000% due 09/15/2048	3,250	3,413

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020
4.200% due 11/01/2054 (d)	3,000	2,745

New York State Housing Finance Agency Revenue Bonds, Series 2021
1.000% due 11/01/2061	2,070	1,973

New York State Thruway Authority Revenue Bonds, Series 2018
4.000% due 01/01/2036	1,000	1,005

66	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2041	$5,000	$4,834

New York State Thruway Authority Revenue Bonds, Series 2022
5.000% due 03/15/2053	3,000	3,101

New York State Urban Development Corp. Revenue Bonds, Series 2019
4.000% due 03/15/2045	3,100	2,846

New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2049	2,000	1,814
5.000% due 03/15/2041	5,000	5,227

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2053	3,000	3,121

New York State Urban Development Corp. Revenue Bonds, Series 2024
5.000% due 03/15/2048	7,500	7,869

New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024
5.250% due 12/31/2054	8,000	8,280

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.125% due 06/30/2060	5,000	5,031

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 06/30/2054	2,500	2,501

New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	5,010	4,980

New York Transportation Development Corp. Revenue Bonds, Series 2020
4.000% due 10/01/2030	2,500	2,480
5.000% due 12/01/2031	1,385	1,449
5.000% due 10/01/2035	2,020	2,080
5.000% due 10/01/2040	1,885	1,918
5.250% due 08/01/2031	2,115	2,191
5.375% due 08/01/2036	1,500	1,548

New York Transportation Development Corp. Revenue Bonds, Series 2021
4.000% due 04/30/2053	3,000	2,451

New York Transportation Development Corp. Revenue Bonds, Series 2022
5.000% due 12/01/2032	4,000	4,220
5.000% due 12/01/2033	2,000	2,100

New York Transportation Development Corp. Revenue Bonds, Series 2024
5.250% due 06/30/2044	4,000	4,139

Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	670	657
5.250% due 05/15/2034	1,000	1,000

Oneida County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2019
4.000% due 12/01/2049	2,000	1,800

Onondaga Civic Development Corp., New York Revenue Bonds, Series 2024
5.125% due 08/01/2044	1,000	900
5.375% due 08/01/2054	1,000	891

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2047	2,000	1,856
4.000% due 12/01/2049	2,015	1,838
5.000% due 12/01/2043	1,500	1,557

Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.000% due 11/15/2041	1,620	1,631

Port Authority of New York & New Jersey Revenue Bonds, Series 2018
5.000% due 07/15/2038	4,000	4,123

Port Authority of New York & New Jersey Revenue Bonds, Series 2019
5.000% due 09/01/2033	3,150	3,372

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Port Authority of New York & New Jersey Revenue Bonds, Series 2022
5.250% due 08/01/2047	$4,800	$4,978

Port Authority of New York & New Jersey Revenue Bonds, Series 2023
5.000% due 12/01/2037	2,000	2,100

Port Authority of New York & New Jersey Revenue Bonds, Series 2024
5.000% due 09/01/2040	2,000	2,084

Riverhead IDA Economic Job Development Corp., New York Revenue Bonds, (FNMA Insured), Series 2023
4.500% due 02/01/2041	1,386	1,370

Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021
5.125% due 11/01/2041	1,015	892

Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	27,290	2,552
4.000% due 06/01/2050	2,500	2,188

Town of Hempstead, New York General Obligation Bonds, Series 2024
4.000% due 05/01/2047	6,000	5,803

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
5.250% due 05/15/2062	1,000	1,047

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2023
5.000% due 05/15/2042	2,545	2,709
5.250% due 05/15/2058	4,000	4,209

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2024
5.000% due 05/15/2049	3,000	3,123

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2001
3.600% due 01/01/2032	3,125	3,125

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2043	4,000	4,117

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2020
5.000% due 11/15/2054	4,000	4,077

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2022
5.250% due 05/15/2052	2,500	2,625

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2024
5.250% due 05/15/2054	2,000	2,118

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2025
5.250% due 12/01/2054	8,600	9,084

Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2025
5.000% due 03/01/2028	8,000	8,430

Troy Capital Resource Corp., New York Revenue Bonds, Series 2020
5.000% due 09/01/2033	2,500	2,647

TSASC, Inc., New York Revenue Bonds, Series 2016
5.000% due 06/01/2045	2,000	1,847

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2027	3,000	3,101
5.000% due 06/01/2041	1,940	1,947

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2053	1,000	814

Utility Debt Securitization Authority, New York Revenue Bonds, Series 2015
5.000% due 12/15/2032	2,500	2,530

Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023
5.000% due 12/15/2041	5,000	5,463

		748,952

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 0.4%

Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025
5.000% due 01/01/2039	$3,400	$3,574

PUERTO RICO 2.7%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	6,290	3,947

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
3.583% due 07/01/2029 ~	1,970	1,919

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (b)	30,365	7,373
4.550% due 07/01/2040	1,000	991
4.750% due 07/01/2053	9,752	9,390

		23,620

TENNESSEE 0.6%

Tennergy Corp., Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	2,000	2,104

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	3,000	3,136

		5,240

TEXAS 0.5%

Austin Affordable PFC Inc., Texas Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 03/01/2043	1,000	970

Fort Bend County, Texas Industrial Development Corp. Revenue Bonds, Series 2012
4.750% due 05/01/2038	3,500	3,479

		4,449

WASHINGTON 0.2%

Washington State Housing Finance Commission Revenue Bonds, Series 2024
3.812% due 03/20/2040	1,795	1,669

Total Municipal Bonds & Notes (Cost $844,370)		835,349

U.S. GOVERNMENT AGENCIES 1.3%

Freddie Mac
3.868% due 05/25/2041 ~	4,978	4,937
4.600% due 03/01/2041	1,200	1,220
4.952% due 07/15/2040 •	1,967	2,009
5.210% due 08/01/2040	2,674	2,895

Total U.S. Government Agencies (Cost $10,764)		11,061

	SHARES
SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (c)	496,671	497

Total Short-Term Instruments (Cost $497)		497

Total Investments in Securities (Cost $855,631)		846,907

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	67

Schedule of Investments	PIMCO New York Municipal Bond Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 3.5%

SHORT-TERM INSTRUMENTS 3.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%

PIMCO Short-Term Floating NAV Portfolio III	3,195,966	$31,110

Total Short-Term Instruments (Cost $31,096)		31,110

Total Investments in Affiliates (Cost $31,096)		31,110

Total Investments 100.3% (Cost $886,727)		$878,017

Other Assets and Liabilities, net (0.3)%		(2,553)

Net Assets 100.0%		$875,464

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Coupon represents a 7-Day Yield.

(d) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200%	11/01/2054	12/12/2023	$ 2,782	$2,745	0.31%

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,087)	$(1,087)

68	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$7,909	$0	$7,909
California	0	6,424	0	6,424
Connecticut	0	2,535	0	2,535
Florida	0	2,044	0	2,044
Georgia	0	11,473	0	11,473
Iowa	0	1,485	0	1,485
Michigan	0	2,465	0	2,465
Multi-State	0	8,756	0	8,756
New Hampshire	0	3,000	0	3,000
New Jersey	0	1,754	0	1,754
New York	0	748,952	0	748,952
Ohio	0	3,574	0	3,574
Puerto Rico	0	23,620	0	23,620

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Tennessee	$0	$5,240	$0	$5,240
Texas	0	4,449	0	4,449
Washington	0	1,669	0	1,669
U.S. Government Agencies	0	11,061	0	11,061
Short-Term Instruments
Mutual Funds	0	497	0	497

	$0	$846,907	$0	$846,907

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$31,110	$0	$0	$31,110

Total Investments	$31,110	$846,907	$0	$878,017

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	69

Schedule of Investments	PIMCO Short Duration Municipal Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.2%

MUNICIPAL BONDS & NOTES 95.5%

ALABAMA 5.2%

Alabama Housing Finance Authority Revenue Notes, Series 2024
5.000% due 02/01/2029	$500	$524

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
3.220% due 10/01/2052 ~	2,000	1,950

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	1,200	1,265
5.500% due 10/01/2054	1,900	2,043

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 10/01/2055	1,100	1,152

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023
5.750% due 04/01/2054	1,000	1,100

Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007
1.000% due 06/01/2034	4,875	4,845

Jefferson County, Alabama Sewer Revenue Bonds, Series 2024
5.000% due 10/01/2031	2,500	2,706

Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019
3.450% due 11/01/2033	500	491

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022
5.000% due 05/01/2053	1,400	1,447

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	1,900	1,998

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	2,000	2,066
5.000% due 11/01/2055	150	160

		21,747

ARIZONA 2.6%

Arizona Health Facilities Authority Revenue Bonds, Series 2015
3.120% due 01/01/2046 ~	1,090	1,080
3.120% due 01/01/2046 •	35	35

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2007
4.100% due 12/01/2037	1,000	1,001

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019
4.000% due 06/01/2049	3,000	2,989

Maricopa County, Arizona & Phoenix Industrial Development Authorities Revenue Bonds, (GNMA Insured), Series 2025
5.750% due 03/01/2056	600	654

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 01/01/2053	1,500	1,531

Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2003
3.875% due 01/01/2038	2,000	2,018

Phoenix, Arizona General Obligation Refunding Bonds, Series 2022
5.000% due 07/01/2026	1,360	1,398

		10,706

CALIFORNIA 7.7%

Bay Area Toll Authority, California Revenue Bonds, Series 2021
3.280% due 04/01/2056 ~	1,000	986
3.320% due 04/01/2056 ~	2,500	2,490

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	$2,000	$2,115
5.250% due 11/01/2054	3,100	3,289
5.500% due 10/01/2054	995	1,072

California Housing Finance Agency Revenue Bonds, Series 2024
5.970% due 11/01/2053	1,500	1,510

California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	2,900	2,896

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
3.980% due 12/01/2050 ~	2,000	1,993

California State General Obligation Bonds, Series 2023
5.000% due 09/01/2025	4,000	4,038

California Statewide Communities Development Authority Revenue Bonds, Series 2006
4.500% due 11/01/2033	1,300	1,319

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.850% due 06/01/2050	1,700	1,565

Los Angeles Unified School District, California General Obligation Bonds, Series 2024
5.000% due 07/01/2026	1,700	1,750

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023
5.000% due 07/01/2033	3,250	3,512

Silicon Valley Clean Water, California Revenue Bonds, Series 2021
0.500% due 03/01/2026	2,500	2,429

Southern California Public Power Authority Revenue Bonds, Series 2020
0.650% due 07/01/2040	1,500	1,489

		32,453

COLORADO 4.7%

Board of Governors of Colorado State University System Revenue Bonds, Series 2025
3.000% due 03/01/2055	5,000	5,000

Colorado Health Facilities Authority Revenue Bonds, Series 2020
2.800% due 12/01/2026	460	449

Colorado Health Facilities Authority Revenue Bonds, Series 2022
3.420% due 05/15/2061 ~	4,000	3,986

Colorado Health Facilities Authority Revenue Bonds, Series 2023
5.000% due 11/15/2058	1,000	1,066

Colorado Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 12/01/2034	2,000	2,195

Denver, Colorado Airport System City & County Revenue Bonds, Series 2023
5.000% due 11/15/2027	1,000	1,039

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024
3.658% due 09/01/2039 ~	2,100	2,102

University of Colorado Revenue Notes, Series 2024
5.000% due 10/01/2028	3,500	3,752

		19,589

CONNECTICUT 0.7%

Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 10/01/2025	3,000	3,034

DELAWARE 0.3%

Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.050% due 01/01/2031	1,250	1,240

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DISTRICT OF COLUMBIA 0.8%

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2023
5.000% due 10/01/2025	$1,750	$1,766

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024
5.000% due 10/01/2025	1,750	1,765

		3,531

FLORIDA 4.3%

Capital Projects Finance Authority, Florida Revenue Bonds, Series 2020
5.000% due 10/01/2027	1,250	1,288

Florida Development Finance Corp. Revenue Bonds, Series 2023
5.000% due 09/01/2025	3,200	3,205

Gainesville, Florida Utilities System Revenue Bonds, Series 2012
3.550% due 10/01/2042	4,000	4,000

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2024
3.500% due 11/15/2054	4,000	4,000

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2024
5.000% due 10/01/2028	2,500	2,619

Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015
5.000% due 10/01/2035	3,000	3,012

		18,124

GEORGIA 2.7%

Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2023
5.000% due 04/01/2028	1,400	1,481

College Park Housing Authority, Georgia Revenue Bonds, Series 2025
3.450% due 04/01/2044	1,800	1,804

Columbus County, Georgia Housing Authority Revenue Notes, Series 2025
5.000% due 04/01/2028	400	414

Development Authority of Burke County, Georgia Revenue Bonds, Series 2013
3.375% due 11/01/2053	3,400	3,409

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	1,900	2,011

Municipal Electric Authority of Georgia Revenue Bonds, Series 2024
5.000% due 01/01/2027	1,000	1,033
5.000% due 01/01/2028	800	841

Warner Robins Housing Authority Resident Council Corp., Georgia Revenue Notes, Series 2024
5.000% due 02/01/2029	500	524

		11,517

HAWAII 0.6%

City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2015
4.000% due 07/01/2034	2,500	2,500

ILLINOIS 6.5%

Chicago Midway International Airport, Illinois Revenue Bonds, (BAM Insured), Series 2023
5.000% due 01/01/2027	1,000	1,037

Chicago, Illinois General Obligation Bonds, Series 2021
5.000% due 01/01/2030	2,000	2,099

Chicago, Illinois Revenue Notes, Series 2025
3.200% due 10/01/2028	1,700	1,699

Illinois Finance Authority Revenue Bonds, Series 2021
3.570% due 05/01/2042 ~	1,500	1,487

70	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois Finance Authority Revenue Bonds, Series 2023
4.600% due 10/01/2053	$5,000	$5,030

Illinois State General Obligation Bonds, Series 2020
5.500% due 05/01/2030	7,750	8,201

Illinois State General Obligation Bonds, Series 2024
5.000% due 05/01/2028	1,615	1,693
5.000% due 02/01/2032	3,000	3,239

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
3.000% due 06/15/2025	1,375	1,373

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
5.000% due 01/01/2029	1,400	1,489

		27,347

INDIANA 2.4%

Indiana Finance Authority Revenue Bonds, Series 2010
2.500% due 11/01/2030	3,350	3,069

Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	800	763

Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 10/01/2062	2,000	2,113

Mount Vernon, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	2,000	2,010

Warrick County, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	2,000	2,010

		9,965

KANSAS 1.5%

Burlington, Kansas Revenue Bonds, Series 2023
4.300% due 03/01/2045	4,500	4,507

Kansas Housing Development Finance Authority Revenue Notes, Series 2024
3.010% due 11/01/2027	1,600	1,593

		6,100

KENTUCKY 0.3%

Trimble County, Kentucky Revenue Bonds, Series 2023
4.700% due 06/01/2054	1,400	1,413

LOUISIANA 1.1%

Louisiana Housing Corp. Revenue Bonds, (FHA Insured), Series 2024
5.000% due 04/01/2028	1,220	1,262

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.375% due 06/01/2037	3,175	3,133

		4,395

MAINE 0.2%

Maine Finance Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2027	1,000	1,031

MASSACHUSETTS 2.9%

Commonwealth of Massachusetts Revenue Bonds, (BAM,NPFGC Insured), Series 2005
5.500% due 01/01/2034	5,000	5,663

Massachusetts Development Finance Agency Revenue Bonds, Series 2011
2.700% due 07/01/2046	4,000	4,000

Massachusetts Development Finance Agency Revenue Bonds, Series 2019
3.470% due 07/01/2049 ~	2,500	2,500

		12,163

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MICHIGAN 4.3%

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
3.663% due 07/01/2032 ~	$2,500	$2,465

Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022
3.620% due 04/15/2047 ~	2,500	2,490

Michigan Finance Authority Revenue Bonds, Series 2013
2.900% due 12/01/2034	3,000	3,000

Michigan Finance Authority Revenue Bonds, Series 2020
2.326% due 06/01/2030	145	144

Michigan Finance Authority Revenue Bonds, Series 2024
5.000% due 02/29/2028	535	557
5.000% due 02/28/2031	950	1,010

Michigan State Housing Development Authority Revenue Bonds, Series 2024
6.250% due 06/01/2055	400	439

Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2027	1,100	1,144
5.000% due 12/01/2028	6,655	6,989

		18,238

MINNESOTA 0.5%

Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Bonds, Series 2017
5.000% due 11/15/2030	650	668

Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.250% due 07/01/2055	1,250	1,398

		2,066

MISSOURI 0.4%

Industrial Development Authority of the City of St Louis Missouri Revenue Bonds, Series 2025
3.150% due 04/01/2046	700	696

St Louis School District, Missouri General Obligation Bonds, (AGM Insured), Series 2023
5.000% due 04/01/2034	1,000	1,094

		1,790

MULTI-STATE 0.8%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.136% due 08/25/2040	3,471	3,536

NEBRASKA 0.4%

Nebraska Public Power District Revenue Bonds, Series 2023
5.000% due 07/01/2028	1,500	1,583

NEVADA 0.6%

Washoe County, Nevada Revenue Bonds, Series 2016
4.125% due 03/01/2036	2,500	2,517

NEW JERSEY 2.9%

New Jersey Economic Development Authority Revenue Bonds, Series 2023
5.000% due 03/01/2028	2,000	2,106

New Jersey State General Obligation Bonds, Series 2020
5.000% due 06/01/2025	2,000	2,007

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2024
5.000% due 06/15/2035	3,000	3,315

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Jersey Turnpike Authority Revenue Bonds, Series 2020
5.000% due 01/01/2028	$4,525	$4,666

		12,094

NEW YORK 11.7%

Chappaqua Central School District, New York General Obligation Bonds, Series 2024
4.250% due 07/25/2025	4,000	4,017

Chautauqua County, New York Capital Resource Corp. Revenue Bonds, Series 2020
4.250% due 04/01/2042	2,500	2,531

Long Island Power Authority, New York Revenue Bonds, Series 2022
3.320% due 09/01/2038 ~	2,000	1,997

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002
3.721% due 11/01/2032 ~	2,000	2,001

New York City, New York General Obligation Bonds, Series 2012
3.650% due 04/01/2042	4,000	4,000

New York City, New York General Obligation Bonds, Series 2018
3.600% due 12/01/2047	4,000	4,000

New York City, New York General Obligation Notes, Series 2017
5.000% due 08/01/2025	4,000	4,030

New York City, New York Housing Development Corp. Revenue Bonds, (FHA Insured), Series 2021
0.600% due 05/01/2061	2,945	2,921

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013
3.550% due 06/15/2050	3,900	3,900

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
5.000% due 06/15/2027	1,250	1,269

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
3.550% due 11/01/2036	2,850	2,850

New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2027	1,300	1,380

New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 03/15/2035	2,500	2,547
5.000% due 03/15/2036	1,000	1,018

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 05/01/2048	2,500	2,527

New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2027	4,000	4,084

Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2025
5.000% due 03/01/2028	4,000	4,215

		49,287

NORTH CAROLINA 0.2%

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 07/01/2055	815	893

OHIO 4.4%

Hamilton County, Ohio Revenue Bonds, Series 2021
3.700% due 08/15/2051	4,900	4,900

Ohio Air Quality Development Authority Revenue Bonds, Series 2014
2.400% due 12/01/2038	800	743

Ohio Air Quality Development Authority Revenue Bonds, Series 2022
4.000% due 09/01/2030	2,900	2,928
4.250% due 11/01/2039	2,000	2,020

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	71

Schedule of Investments	PIMCO Short Duration Municipal Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ohio State General Obligation Notes, Series 2025
5.000% due 11/01/2028	$4,000	$4,302

Ohio State Hospital Revenue Bonds, Series 2021
5.000% due 01/01/2033	2,415	2,667

Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2031	535	580

Worthington City School District, Ohio General Obligation Bonds, Series 2023
0.000% due 12/01/2028 (b)	500	440

		18,580

OKLAHOMA 0.1%

Oklahoma Housing Finance Agency Revenue Bonds, Series 2025
3.200% due 10/01/2042	500	497

OREGON 0.2%

Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023
0.000% due 06/15/2026 (b)	275	264

Oregon State Facilities Authority Revenue Bonds, Series 2020
5.000% due 10/01/2025	450	453

		717

PENNSYLVANIA 4.4%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017
3.570% due 11/15/2047 ~	4,000	3,971

Bethlehem Area School District Authority, Pennsylvania Revenue Bonds, Series 2021
3.271% due 01/01/2032 •	4,480	4,463

Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023
4.100% due 06/01/2029	3,500	3,583

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015
5.000% due 06/30/2028	850	863

Pennsylvania Turnpike Commission Revenue Notes, Series 2024
5.000% due 06/01/2031	1,325	1,464

Philadelphia, Pennsylvania Airport Revenue Bonds, Series 2021
5.000% due 07/01/2027	4,000	4,146

		18,490

PUERTO RICO 1.6%

Puerto Rico Housing Finance Authority Revenue Bonds, Series 2023
5.000% due 03/01/2027	2,000	2,032

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
4.500% due 07/01/2034	4,750	4,724

		6,756

SOUTH CAROLINA 1.6%

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	1,100	1,177

South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020
5.000% due 12/01/2048	2,250	2,269

South Carolina Public Service Authority Revenue Notes, Series 2025
5.000% due 12/01/2028	1,650	1,762

South Carolina State Housing Finance & Development Authority Revenue Bonds, Series 2024
3.000% due 04/01/2043	1,300	1,295

		6,503

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TENNESSEE 1.7%

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2024
3.250% due 10/01/2045	$1,300	$1,300
3.250% due 10/01/2046	1,100	1,100

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Notes, (FHA Insured), Series 2025
5.000% due 10/01/2028	500	521

Tennergy Corp., Tennessee Revenue Bonds, Series 2021
4.000% due 12/01/2051	3,000	3,013

Tennergy Corp., Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	1,000	1,052

		6,986

TEXAS 8.9%

Austin, Texas Electric Utility Revenue Bonds, Series 2023
5.000% due 11/15/2026	1,750	1,812

Central Texas Turnpike System Revenue Bonds, Series 2024
5.000% due 08/15/2042	1,000	1,056

Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2055	4,250	4,531

EP Tuscany Zaragosa PFC, Texas Revenue Bonds, Series 2023
4.000% due 12/01/2033	2,000	1,959

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023
5.000% due 10/01/2052	2,000	2,097

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019
5.000% due 07/01/2049	2,500	2,574

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021
3.400% due 10/01/2041	3,000	3,000

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2054	1,500	1,602

Harris County, Texas Toll Road Revenue Bonds, Series 2024
5.000% due 08/15/2026	2,380	2,451

Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001
2.600% due 11/01/2029	1,500	1,413

Montgomery County, Texas General Obligation Bonds, Series 2018
5.000% due 03/01/2034	1,005	1,051

Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
2.000% due 06/01/2052	1,300	1,257

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2052	1,600	1,629

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2032	2,000	2,188

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
4.505% due 12/15/2026 ~	1,500	1,501

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2023
5.500% due 01/01/2054	450	477

Texas State General Obligation Bonds, Series 2024
5.000% due 10/01/2030	2,400	2,644

Williamson County, Texas General Obligation Bonds, Series 2021
1.286% due 02/15/2029	4,700	4,221

		37,463

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTAH 0.6%

Salt Lake City, Utah Airport Revenue Bonds, Series 2023
5.000% due 07/01/2025	$1,600	$1,607

Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 07/01/2055 (a)	900	1,021

		2,628

VIRGINIA 1.3%

Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	1,300	1,392

Virginia College Building Authority Revenue Bonds, Series 2021
0.770% due 09/01/2026	3,000	2,860

Virginia Public Building Authority Revenue Bonds, Series 2015
4.000% due 08/01/2030	1,100	1,102

		5,354

WASHINGTON 1.3%

Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes, Washington Revenue Bonds, Series 2015
3.070% due 11/01/2045 •	4,500	4,468

Energy Northwest, Washington Revenue Bonds, Series 2024
5.000% due 07/01/2027	1,000	1,049

		5,517

WEST VIRGINIA 0.5%

West Virginia Economic Development Authority Revenue Bonds, Series 2015
3.375% due 03/01/2040	2,250	2,233

WISCONSIN 2.6%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
5.000% due 06/01/2026	550	559

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2025	290	290
4.000% due 10/01/2027	195	195

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
3.700% due 10/01/2046	2,500	2,486

Public Finance Authority, Wisconsin Revenue Bonds, Series 2023
3.550% due 10/01/2055	5,000	5,000

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018
3.050% due 08/15/2054 ~	2,500	2,474

		11,004

Total Municipal Bonds & Notes (Cost $400,556)		401,587

U.S. GOVERNMENT AGENCIES 0.5%

Freddie Mac
4.952% due 07/15/2040 •	1,967	2,009

Total U.S. Government Agencies (Cost $1,967)		2,009

	SHARES
SHORT-TERM INSTRUMENTS 1.2%

MUTUAL FUNDS 0.6%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (c)	2,295,740	2,296

72	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.6%

Houston, Texas Revenue Notes, Series 2024
5.000% due 06/30/2025	$1,300	$1,307

Township of Parsippany-Troy Hills, New Jersey General Obligation Notes, Series 2024
4.000% due 10/29/2025	1,400	1,408

Total Municipal Bonds & Notes (Cost $2,715)		2,715

Total Short-Term Instruments (Cost $5,011)		5,011

Total Investments in Securities (Cost $407,534)		408,607

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 2.3%

SHORT-TERM INSTRUMENTS 2.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.3%

PIMCO Short-Term Floating NAV Portfolio III	1,001,863	$9,752

Total Short-Term Instruments (Cost $9,750)		9,752

Total Investments in Affiliates (Cost $9,750)		9,752

Total Investments 99.5% (Cost $417,284)		$418,359

Other Assets and Liabilities, net 0.5%		2,001

Net Assets 100.0%		$420,360

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$21,747	$0	$21,747
Arizona	0	10,706	0	10,706
California	0	32,453	0	32,453
Colorado	0	19,589	0	19,589
Connecticut	0	3,034	0	3,034
Delaware	0	1,240	0	1,240
District of Columbia	0	3,531	0	3,531
Florida	0	18,124	0	18,124
Georgia	0	11,517	0	11,517
Hawaii	0	2,500	0	2,500
Illinois	0	27,347	0	27,347
Indiana	0	9,965	0	9,965
Kansas	0	6,100	0	6,100
Kentucky	0	1,413	0	1,413
Louisiana	0	4,395	0	4,395
Maine	0	1,031	0	1,031
Massachusetts	0	12,163	0	12,163
Michigan	0	18,238	0	18,238
Minnesota	0	2,066	0	2,066
Missouri	0	1,790	0	1,790
Multi-State	0	3,536	0	3,536
Nebraska	0	1,583	0	1,583
Nevada	0	2,517	0	2,517
New Jersey	0	12,094	0	12,094
New York	0	49,287	0	49,287

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
North Carolina	$0	$893	$0	$893
Ohio	0	18,580	0	18,580
Oklahoma	0	497	0	497
Oregon	0	717	0	717
Pennsylvania	0	18,490	0	18,490
Puerto Rico	0	6,756	0	6,756
South Carolina	0	6,503	0	6,503
Tennessee	0	6,986	0	6,986
Texas	0	37,463	0	37,463
Utah	0	2,628	0	2,628
Virginia	0	5,354	0	5,354
Washington	0	5,517	0	5,517
West Virginia	0	2,233	0	2,233
Wisconsin	0	11,004	0	11,004
U.S. Government Agencies	0	2,009	0	2,009
Short-Term Instruments
Mutual Funds	0	2,296	0	2,296
Municipal Bonds & Notes	0	2,715	0	2,715

	$0	$408,607	$0	$408,607

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,752	$0	$0	$9,752

Total Investments	$9,752	$408,607	$0	$418,359

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	73

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014.The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Class A, Class C and Class C-2 shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

In this reporting period, each Fund adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

74	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2025

(b) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(c) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO California Intermediate Municipal Bond Fund	Daily	Monthly

PIMCO California Municipal Bond Fund	Daily	Monthly

PIMCO California Short Duration Municipal Income Fund	Daily	Monthly

PIMCO High Yield Municipal Bond Fund	Daily	Monthly

PIMCO Municipal Bond Fund	Daily	Monthly

PIMCO National Intermediate Municipal Bond Fund	Daily	Monthly

PIMCO New York Municipal Bond Fund	Daily	Monthly

PIMCO Short Duration Municipal Income Fund	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	75

Notes to Financial Statements	(Cont.)

fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Funds’ annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Funds’ financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Funds’ financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivative instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it

76	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2025

would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund

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Notes to Financial Statements	(Cont.)

holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1

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provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Income Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Bond Fund may each invest in certain other series of the Trust, series of PIMCO ETF Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO California Intermediate Municipal Bond Fund	$14,652	$127,118	$(137,770)	$13	$1	$4,014	$427	$0

PIMCO California Municipal Bond Fund	12,502	188,915	(190,600)	14	3	10,834	922	0

PIMCO California Short Duration Municipal Income Fund	3,441	103,736	(102,200)	6	0	4,983	438	0

PIMCO High Yield Municipal Bond Fund	348,166	1,870,760	(2,177,800)	407	(20)	41,513	14,800	0

PIMCO Municipal Bond Fund	264,786	1,262,999	(1,247,000)	287	29	281,101	12,555	0

PIMCO National Intermediate Municipal Bond Fund	64,554	289,344	(323,700)	38	4	30,240	2,678	0

PIMCO New York Municipal Bond Fund	54,435	306,340	(329,700)	39	(4)	31,110	2,468	0

PIMCO Short Duration Municipal Income Fund	23,628	229,604	(243,500)	26	(6)	9,752	1,219	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to

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supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of March 31, 2025, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

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Notes to Financial Statements	(Cont.)

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(b) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2025, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are

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included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(b) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to

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Notes to Financial Statements	(Cont.)

perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Asset Swap Agreements convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Risks	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund	PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

Interest Rate	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X

High Yield	X	X	X	X	X	X	X	—

Market	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X

Equity	X	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X	X

Issuer Non-Diversification	—	—	—	—	—	—	X	—

Leveraging	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X

Municipal Bond	X	X	X	X	X	X	X	X

California State-Specific	X	X	X	X	X	X	—	X

New York State-Specific	—	—	—	X	X	X	X	X

Puerto Rico-Specific	—	—	—	X	—	—	X	—

AMT Bonds	X	X	X	X	X	X	X	X

Municipal Project-Specific	X	X	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X	X	X

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount

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of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Issuer Non-Diversification Risk is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are

“non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage,

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Notes to Financial Statements	(Cont.)

magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Municipal Bond Risk is the risk that a Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax municipal bonds to pay interest or repay principal.

California State-Specific Risk is the risk that by concentrating its investments in California municipal bonds, a Fund may be affected significantly by economic, regulatory, social or political developments affecting the ability of California issuers to pay interest or repay principal.

New York State-Specific Risk is the risk that by concentrating its investments in New York municipal bonds, a Fund may be affected significantly by economic, regulatory, social or political developments affecting the ability of New York issuers to pay interest or repay principal.

Puerto Rico-Specific Risk is the risk that by investing in municipal bonds issued by Puerto Rico or its instrumentalities, a Fund may be affected by certain developments, such as political, economic, environmental, social, regulatory or debt restructuring developments, that impact the ability or obligation of Puerto Rico municipal issuers to pay interest or repay principal.

AMT Bonds Risk is the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose the Fund to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. For shareholders subject to the federal alternative minimum tax, a portion of a Fund’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

Municipal Project-Specific Risk is the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in bonds from issuers in a single state.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can

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expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a

Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The

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Notes to Financial Statements	(Cont.)

market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Class A	Class C	Class C-2
PIMCO California Intermediate Municipal Bond Fund	0.225%	0.22%	0.32%	N/A		0.30%	0.30%	N/A
PIMCO California Municipal Bond Fund	0.21%	0.23%	0.33%	N/A		0.33%	0.33%	N/A
PIMCO California Short Duration Municipal Income Fund	0.18%	0.15%	0.25%	N/A		0.30%	N/A	N/A
PIMCO High Yield Municipal Bond Fund	0.30%	0.25%	0.35%	0.45%	(1)	0.30%	0.30%	N/A
PIMCO Municipal Bond Fund	0.20%	0.24%	0.34%	0.44%	(1)	0.30%	0.30%	N/A
PIMCO National Intermediate Municipal Bond Fund	0.22%	0.23%	0.33%	N/A		0.33%	0.33%	N/A
PIMCO New York Municipal Bond Fund	0.225%	0.22%	0.32%	0.42%	(1)	0.30%	0.30%	N/A
PIMCO Short Duration Municipal Income Fund	0.18%	0.15%	0.25%	0.35%	(1)	0.30%	0.30%	0.30%

(1)	PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class C-2 shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class C-2 shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares (for PIMCO Municipal Bond Fund Class C shares and PIMCO National Intermediate Bond Fund Class C shares, the Distributor receives distribution fees from the Trust of up to 0.50%; for PIMCO Short Duration Municipal Income Fund Class C shares, the Distributor receives distribution fees from the Trust of up to 0.30%) and, up to 0.50% for Class C-2 shares, and in connection with personal services rendered to Class A, Class C and Class C-2 shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class C-2 shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

PIMCO Municipal Bond Fund and PIMCO National Intermediate Municipal Bond Fund	0.50%	0.25%

PIMCO Short Duration Municipal Income Fund	0.30%	0.25%

All other Funds	0.75%	0.25%
Class C-2

PIMCO Short Duration Municipal Income Fund	0.50%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class C and Class C-2 shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended March 31, 2025, the Distributor retained $3,287,802 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

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Notes to Financial Statements	(Cont.)

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of March 31, 2025, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of each of the PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of March 31, 2025, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO High Yield Municipal Bond Fund	$30

PIMCO Municipal Bond Fund	9

PIMCO New York Municipal Bond Fund	1

PIMCO Short Duration Municipal Income Fund	6

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses PIMCO has contractually agreed, through July 31, 2025, for the PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund to waive its Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and management fees of Underlying Funds indirectly incurred by the respective Fund’s investments in Underlying Funds. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. There were no waivers and/or Reimbursement by PIMCO.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with applicable SEC rules and interpretations under the Act. Further, as defined under the procedures,

90	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2025

each transaction is effected at the current market price. Purchases and sales of securities pursuant to applicable SEC rules and interpretations under the Act for the period ended March 31, 2025, were as follows (amounts in thousands†):

Fund Name	Purchases	Sales	Realized Gain/(Loss)

PIMCO California Intermediate Municipal Bond Fund	$1,386	$2,842	$(14)

PIMCO California Municipal Bond Fund	8,393	0	0

PIMCO California Short Duration Municipal Income Fund	0	0	0

PIMCO High Yield Municipal Bond Fund	28,348	10,660	150

PIMCO Municipal Bond Fund	14,366	2,417	(85)

PIMCO National Intermediate Municipal Bond Fund	0	1,245	(61)

PIMCO New York Municipal Bond Fund	17,315	17,323	(660)

PIMCO Short Duration Municipal Income Fund	682	0	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO California Intermediate Municipal Bond Fund	$6,969	$842	$119,438	$103,420

PIMCO California Municipal Bond Fund	13,444	842	215,356	57,770

PIMCO California Short Duration Municipal Income Fund	0	0	74,226	57,166

PIMCO High Yield Municipal Bond Fund	121,764	9,853	2,589,467	975,483

PIMCO Municipal Bond Fund	59,006	5,440	2,170,124	720,943

PIMCO National Intermediate Municipal Bond Fund	15,659	3,489	483,493	138,956

PIMCO New York Municipal Bond Fund	6,150	0	355,177	100,140

PIMCO Short Duration Municipal Income Fund	0	0	160,482	154,806

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	91

Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO California Intermediate Municipal Bond Fund				PIMCO California Municipal Bond Fund

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	3,998	$37,427	7,206	$66,231	10,459	$112,499	3,197	$33,435

I-2	1,145	10,726	1,248	11,465	4,087	43,795	4,050	41,829

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	1,608	15,107	668	6,163	7,066	75,870	3,108	32,649

Class C	70	656	88	823	88	946	106	1,110

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	191	1,788	145	1,344	346	3,711	170	1,782

I-2	84	786	52	478	199	2,129	133	1,397

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	137	1,283	113	1,049	290	3,113	149	1,555

Class C	7	61	7	61	6	68	6	60

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(4,457)	(41,717)	(2,933)	(26,565)	(1,917)	(20,545)	(2,722)	(28,085)

I-2	(785)	(7,337)	(455)	(4,171)	(2,053)	(21,937)	(2,032)	(20,752)

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(900)	(8,428)	(1,061)	(9,839)	(2,659)	(28,513)	(1,819)	(18,886)

Class C	(59)	(549)	(222)	(2,036)	(116)	(1,250)	(60)	(620)

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	1,039	$9,803	4,856	$45,003	15,796	$169,886	4,286	$45,474

	PIMCO California Short Duration Municipal Income Fund				PIMCO High Yield Municipal Bond Fund

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	5,403	$52,173	3,095	$29,564	156,428	$1,335,678	167,420	$1,377,928

I-2	984	9,487	761	7,288	87,561	746,828	102,458	845,261

I-3	N/A	N/A	N/A	N/A	5,675	48,493	6,216	51,275

Class A	671	6,475	592	5,696	75,410	644,819	52,628	438,042

Class C	N/A	N/A	N/A	N/A	2,344	20,011	3,138	26,022

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	246	2,372	232	2,222	11,407	97,239	8,349	69,209

I-2	60	574	67	643	5,856	49,923	3,548	29,447

I-3	N/A	N/A	N/A	N/A	303	2,581	185	1,529

Class A	46	439	41	389	5,142	43,834	3,838	31,780

Class C	N/A	N/A	N/A	N/A	223	1,904	220	1,819

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(3,630)	(35,012)	(8,201)	(78,574)	(93,797)	(798,798)	(106,740)	(877,005)

I-2	(1,023)	(9,869)	(2,085)	(19,957)	(53,096)	(452,679)	(35,802)	(293,921)

I-3	N/A	N/A	N/A	N/A	(2,595)	(22,123)	(2,935)	(24,138)

Class A	(944)	(9,120)	(718)	(6,874)	(31,553)	(268,766)	(29,392)	(242,749)

Class C	N/A	N/A	N/A	N/A	(2,174)	(18,545)	(2,614)	(21,452)

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	1,813	$17,519	(6,216)	$(59,603)	167,134	$1,430,399	170,517	$1,413,047

92	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2025

	PIMCO Municipal Bond Fund				PIMCO National Intermediate Municipal Bond Fund

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	67,086	$634,465	68,304	$629,219	24,755	$256,091	21,082	$215,620

I-2	117,716	1,106,677	56,204	517,267	11,123	115,195	7,024	71,436

I-3	2,751	25,953	1,898	17,445	N/A	N/A	N/A	N/A

Class A	32,067	303,728	25,367	235,460	4,618	47,844	4,285	43,619

Class C	1,204	11,398	937	8,651	85	882	344	3,481

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	5,080	47,994	3,463	32,096	1,858	19,202	1,326	13,524

I-2	3,673	34,701	2,713	25,109	447	4,614	233	2,380

I-3	73	688	26	243	N/A	N/A	N/A	N/A

Class A	2,562	24,207	2,010	18,609	327	3,376	248	2,531

Class C	91	855	89	821	13	137	9	94

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(35,488)	(335,450)	(27,337)	(249,849)	(7,643)	(78,888)	(12,329)	(124,775)

I-2	(41,938)	(396,053)	(45,999)	(421,714)	(3,874)	(40,016)	(2,405)	(24,345)

I-3	(983)	(9,286)	(1,060)	(9,930)	N/A	N/A	N/A	N/A

Class A	(18,253)	(172,351)	(17,770)	(164,301)	(2,259)	(23,377)	(1,877)	(18,896)

Class C	(1,054)	(9,961)	(1,202)	(11,100)	(113)	(1,171)	(130)	(1,326)

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	134,587	$1,267,565	67,643	$628,026	29,337	$303,889	17,810	$183,343

	PIMCO New York Municipal Bond Fund				PIMCO Short Duration Municipal Income Fund

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	10,216	$110,422	12,469	$131,891	8,978	$74,554	15,601	$127,987

I-2	6,173	66,697	5,353	56,620	8,015	66,646	6,393	52,690

I-3	118	1,277	63	681	553	4,582	1,162	9,532

Class A	17,700	192,096	8,738	93,678	5,107	42,528	2,559	21,123

Class C	200	2,169	218	2,333	27	229	96	792

Class C-2	N/A	N/A	N/A	N/A	23	195	44	361
Issued as reinvestment of distributions

Institutional Class	819	8,849	578	6,158	722	5,994	712	5,871

I-2	426	4,596	282	3,005	383	3,181	391	3,220

I-3	4	47	3	30	43	359	13	109

Class A	1,072	11,583	811	8,636	354	2,941	375	3,092

Class C	26	281	33	349	9	73	11	90

Class C-2	N/A	N/A	N/A	N/A	1	4	0	3
Cost of shares redeemed

Institutional Class	(5,364)	(57,938)	(4,633)	(48,715)	(14,835)	(123,318)	(13,171)	(108,495)

I-2	(2,446)	(26,473)	(2,206)	(23,411)	(6,550)	(54,426)	(8,517)	(69,898)

I-3	(85)	(915)	(11)	(123)	(252)	(2,096)	(33)	(275)

Class A	(6,861)	(74,042)	(5,414)	(57,641)	(4,123)	(34,281)	(7,810)	(64,345)

Class C	(374)	(4,038)	(612)	(6,488)	(184)	(1,531)	(176)	(1,448)

Class C-2	N/A	N/A	N/A	N/A	(8)	(68)	(39)	(325)

Net increase (decrease) resulting from Fund share transactions	21,624	$234,611	15,672	$167,003	(1,737)	$(14,434)	(2,389)	$(19,916)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	93

Notes to Financial Statements	(Cont.)

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of March 31, 2025. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

Fund Name	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO California Intermediate Municipal Bond Fund	3	0	53%	0%

PIMCO California Municipal Bond Fund	3	0	52%	0%

PIMCO California Short Duration Municipal Income Fund	1	0	49%	0%

PIMCO High Yield Municipal Bond Fund	2	0	30%	0%

PIMCO Municipal Bond Fund	2	0	28%	0%

PIMCO National Intermediate Municipal Bond Fund	1	0	35%	0%

PIMCO New York Municipal Bond Fund	4	0	65%	0%

PIMCO Short Duration Municipal Income Fund	3	0	41%	0%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO California Intermediate Municipal Bond Fund	$489	$0	$0	$25	$(171)	$(10,833)	$0	$0	$(10,490)

PIMCO California Municipal Bond Fund	164	0	0	(1,756)	(6)	(8,743)	0	0	(10,341)

PIMCO California Short Duration Municipal Income Fund	79	0	0	(825)	(22)	(7,119)	0	0	(7,887)

PIMCO High Yield Municipal Bond Fund	19,413	0	0	(79,527)	(1,754)	(165,500)	0	0	(227,368)

PIMCO Municipal Bond Fund	7,510	0	0	1,661	(818)	(147,815)	0	0	(139,462)

PIMCO National Intermediate Municipal Bond Fund	88	0	0	3,322	(40)	(11,499)	0	0	(8,129)

PIMCO New York Municipal Bond Fund	571	0	0	(9,249)	(58)	(34,175)	0	0	(42,911)

PIMCO Short Duration Municipal Income Fund	409	0	0	862	(11)	(19,786)	0	0	(18,526)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on interest accrued on defaulted securities, and return of capital distributions from underlying funds.

94	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2025

(3)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational expenditures and distributions payable at fiscal year-end.

(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through March 31, 2025, which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2024 through March 31, 2025 and Ordinary losses realized during the period January 1, 2025 through March 31, 2025 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2025, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO California Intermediate Municipal Bond Fund	$6,860	$3,973

PIMCO California Municipal Bond Fund	4,808	3,935

PIMCO California Short Duration Municipal Income Fund	5,064	2,055

PIMCO High Yield Municipal Bond Fund	56,889	108,611

PIMCO Municipal Bond Fund	71,943	75,872

PIMCO National Intermediate Municipal Bond Fund	4,808	6,691

PIMCO New York Municipal Bond Fund	15,156	19,019

PIMCO Short Duration Municipal Income Fund	12,635	7,151

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO California Intermediate Municipal Bond Fund	$198,745	$2,440	$(2,414)	$26

PIMCO California Municipal Bond Fund	335,855	3,443	(5,200)	(1,757)

PIMCO California Short Duration Municipal Income Fund	138,872	554	(1,380)	(826)

PIMCO High Yield Municipal Bond Fund	5,615,902	138,928	(218,456)	(79,528)

PIMCO Municipal Bond Fund	3,971,953	51,960	(50,300)	1,660

PIMCO National Intermediate Municipal Bond Fund	931,854	10,520	(7,198)	3,322

PIMCO New York Municipal Bond Fund	887,267	9,436	(18,686)	(9,250)

PIMCO Short Duration Municipal Income Fund	417,497	2,675	(1,813)	862

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on interest accrued on defaulted securities, and return of capital distributions from underlying funds.

For the fiscal years ended March 31, 2025 and March 31, 2024, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2025				March 31, 2024

	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO California Intermediate Municipal Bond Fund	$5,417	$766	$0	$0	$4,297	$722	$0	$0

PIMCO California Municipal Bond Fund	7,782	1,328	0	0	4,082	826	0	0

PIMCO California Short Duration Municipal Income Fund	3,260	395	0	0	3,000	506	0	0

PIMCO High Yield Municipal Bond Fund	181,200	35,588	0	0	120,762	29,951	0	0

PIMCO Municipal Bond Fund	99,946	18,634	0	0	69,740	15,866	0	0

PIMCO National Intermediate Municipal Bond Fund	23,477	4,102	0	0	15,832	2,850	0	0

PIMCO New York Municipal Bond Fund	23,627	2,485	0	0	15,986	2,746	0	0

PIMCO Short Duration Municipal Income Fund	11,632	1,340	0	0	10,916	2,156	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	95

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO California Intermediate Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PIMCO California Intermediate Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund (eight of the funds constituting PIMCO Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2025

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

96	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Currency Abbreviations:

USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:

AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.

AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund

AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund

BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.

CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:

BABs	Build America Bonds	TBA	To-Be-Announced

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	97

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended March 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO California Intermediate Municipal Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0259	$0.0000	$0.0000	$0.0259

November 2024	$0.0266	$0.0000	$0.0000	$0.0266

December 2024	$0.0260	$0.0000	$0.0000	$0.0260

January 2025	$0.0264	$0.0000	$0.0000	$0.0264

February 2025	$0.0260	$0.0000	$0.0000	$0.0260

March 2025	$0.0248	$0.0000	$0.0000	$0.0248

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0251	$0.0000	$0.0000	$0.0251

November 2024	$0.0258	$0.0000	$0.0000	$0.0258

December 2024	$0.0252	$0.0000	$0.0000	$0.0252

January 2025	$0.0255	$0.0000	$0.0000	$0.0255

February 2025	$0.0253	$0.0000	$0.0000	$0.0253

March 2025	$0.0240	$0.0000	$0.0000	$0.0240

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0233	$0.0000	$0.0000	$0.0233

November 2024	$0.0240	$0.0000	$0.0000	$0.0240

December 2024	$0.0234	$0.0000	$0.0000	$0.0234

January 2025	$0.0237	$0.0000	$0.0000	$0.0237

February 2025	$0.0237	$0.0000	$0.0000	$0.0237

March 2025	$0.0223	$0.0000	$0.0000	$0.0223

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0173	$0.0000	$0.0000	$0.0173

November 2024	$0.0180	$0.0000	$0.0000	$0.0180

December 2024	$0.0175	$0.0000	$0.0000	$0.0175

January 2025	$0.0176	$0.0000	$0.0000	$0.0176

February 2025	$0.0183	$0.0000	$0.0000	$0.0183

March 2025	$0.0168	$0.0000	$0.0000	$0.0168

98	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

PIMCO California Municipal Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0317	$0.0000	$0.0000	$0.0317

November 2024	$0.0318	$0.0000	$0.0000	$0.0318

December 2024	$0.0307	$0.0000	$0.0000	$0.0307

January 2025	$0.0307	$0.0000	$0.0000	$0.0307

February 2025	$0.0315	$0.0000	$0.0000	$0.0315

March 2025	$0.0296	$0.0000	$0.0000	$0.0296

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0308	$0.0000	$0.0000	$0.0308

November 2024	$0.0309	$0.0000	$0.0000	$0.0309

December 2024	$0.0297	$0.0000	$0.0000	$0.0297

January 2025	$0.0298	$0.0000	$0.0000	$0.0298

February 2025	$0.0307	$0.0000	$0.0000	$0.0307

March 2025	$0.0288	$0.0000	$0.0000	$0.0288

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0285	$0.0000	$0.0000	$0.0285

November 2024	$0.0286	$0.0000	$0.0000	$0.0286

December 2024	$0.0275	$0.0000	$0.0000	$0.0275

January 2025	$0.0275	$0.0000	$0.0000	$0.0275

February 2025	$0.0286	$0.0000	$0.0000	$0.0286

March 2025	$0.0267	$0.0000	$0.0000	$0.0267

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0216	$0.0000	$0.0000	$0.0216

November 2024	$0.0217	$0.0000	$0.0000	$0.0217

December 2024	$0.0205	$0.0000	$0.0000	$0.0205

January 2025	$0.0204	$0.0000	$0.0000	$0.0204

February 2025	$0.0225	$0.0000	$0.0000	$0.0225

March 2025	$0.0203	$0.0000	$0.0000	$0.0203

PIMCO California Short Duration Municipal Income Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0229	$0.0000	$0.0000	$0.0229

November 2024	$0.0226	$0.0000	$0.0000	$0.0226

December 2024	$0.0231	$0.0000	$0.0000	$0.0231

January 2025	$0.0224	$0.0000	$0.0000	$0.0224

February 2025	$0.0225	$0.0000	$0.0000	$0.0225

March 2025	$0.0214	$0.0000	$0.0000	$0.0214

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	99

Distribution Information	(Cont.)

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0221	$0.0000	$0.0000	$0.0221

November 2024	$0.0218	$0.0000	$0.0000	$0.0218

December 2024	$0.0223	$0.0000	$0.0000	$0.0223

January 2025	$0.0216	$0.0000	$0.0000	$0.0216

February 2025	$0.0217	$0.0000	$0.0000	$0.0217

March 2025	$0.0206	$0.0000	$0.0000	$0.0206

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0196	$0.0000	$0.0000	$0.0196

November 2024	$0.0193	$0.0000	$0.0000	$0.0193

December 2024	$0.0198	$0.0000	$0.0000	$0.0198

January 2025	$0.0191	$0.0000	$0.0000	$0.0191

February 2025	$0.0195	$0.0000	$0.0000	$0.0195

March 2025	$0.0183	$0.0000	$0.0000	$0.0183

PIMCO High Yield Municipal Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0319	$0.0000	$0.0000	$0.0319

November 2024	$0.0317	$0.0000	$0.0000	$0.0317

December 2024	$0.0309	$0.0000	$0.0000	$0.0309

January 2025	$0.0314	$0.0000	$0.0000	$0.0314

February 2025	$0.0294	$0.0000	$0.0000	$0.0294

March 2025	$0.0282	$0.0000	$0.0000	$0.0282

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0311	$0.0000	$0.0000	$0.0311

November 2024	$0.0309	$0.0000	$0.0000	$0.0309

December 2024	$0.0302	$0.0000	$0.0000	$0.0302

January 2025	$0.0306	$0.0000	$0.0000	$0.0306

February 2025	$0.0287	$0.0000	$0.0000	$0.0287

March 2025	$0.0275	$0.0000	$0.0000	$0.0275

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0308	$0.0000	$0.0000	$0.0308

November 2024	$0.0306	$0.0000	$0.0000	$0.0306

December 2024	$0.0298	$0.0000	$0.0000	$0.0298

January 2025	$0.0302	$0.0000	$0.0000	$0.0302

February 2025	$0.0284	$0.0000	$0.0000	$0.0284

March 2025	$0.0272	$0.0000	$0.0000	$0.0272

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0297	$0.0000	$0.0000	$0.0297

November 2024	$0.0295	$0.0000	$0.0000	$0.0295

December 2024	$0.0287	$0.0000	$0.0000	$0.0287

January 2025	$0.0291	$0.0000	$0.0000	$0.0291

February 2025	$0.0274	$0.0000	$0.0000	$0.0274

March 2025	$0.0262	$0.0000	$0.0000	$0.0262

100	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0242	$0.0000	$0.0000	$0.0242

November 2024	$0.0241	$0.0000	$0.0000	$0.0241

December 2024	$0.0233	$0.0000	$0.0000	$0.0233

January 2025	$0.0236	$0.0000	$0.0000	$0.0236

February 2025	$0.0225	$0.0000	$0.0000	$0.0225

March 2025	$0.0211	$0.0000	$0.0000	$0.0211

PIMCO Municipal Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0318	$0.0000	$0.0000	$0.0318

November 2024	$0.0313	$0.0000	$0.0000	$0.0313

December 2024	$0.0305	$0.0000	$0.0000	$0.0305

January 2025	$0.0297	$0.0000	$0.0000	$0.0297

February 2025	$0.0289	$0.0000	$0.0000	$0.0289

March 2025	$0.0276	$0.0000	$0.0000	$0.0276

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0309	$0.0000	$0.0000	$0.0309

November 2024	$0.0305	$0.0000	$0.0000	$0.0305

December 2024	$0.0297	$0.0000	$0.0000	$0.0297

January 2025	$0.0289	$0.0000	$0.0000	$0.0289

February 2025	$0.0281	$0.0000	$0.0000	$0.0281

March 2025	$0.0269	$0.0000	$0.0000	$0.0269

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0305	$0.0000	$0.0000	$0.0305

November 2024	$0.0301	$0.0000	$0.0000	$0.0301

December 2024	$0.0293	$0.0000	$0.0000	$0.0293

January 2025	$0.0285	$0.0000	$0.0000	$0.0285

February 2025	$0.0278	$0.0000	$0.0000	$0.0278

March 2025	$0.0265	$0.0000	$0.0000	$0.0265

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0293	$0.0000	$0.0000	$0.0293

November 2024	$0.0289	$0.0000	$0.0000	$0.0289

December 2024	$0.0280	$0.0000	$0.0000	$0.0280

January 2025	$0.0272	$0.0000	$0.0000	$0.0272

February 2025	$0.0266	$0.0000	$0.0000	$0.0266

March 2025	$0.0253	$0.0000	$0.0000	$0.0253

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0252	$0.0000	$0.0000	$0.0252

November 2024	$0.0248	$0.0000	$0.0000	$0.0248

December 2024	$0.0240	$0.0000	$0.0000	$0.0240

January 2025	$0.0231	$0.0000	$0.0000	$0.0231

February 2025	$0.0230	$0.0000	$0.0000	$0.0230

March 2025	$0.0216	$0.0000	$0.0000	$0.0216

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	101

Distribution Information	(Cont.)

PIMCO National Intermediate Municipal Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0313	$0.0000	$0.0000	$0.0313

November 2024	$0.0308	$0.0000	$0.0000	$0.0308

December 2024	$0.0302	$0.0000	$0.0000	$0.0302

January 2025	$0.0296	$0.0000	$0.0000	$0.0296

February 2025	$0.0296	$0.0000	$0.0000	$0.0296

March 2025	$0.0283	$0.0000	$0.0000	$0.0283

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0304	$0.0000	$0.0000	$0.0304

November 2024	$0.0299	$0.0000	$0.0000	$0.0299

December 2024	$0.0293	$0.0000	$0.0000	$0.0293

January 2025	$0.0287	$0.0000	$0.0000	$0.0287

February 2025	$0.0288	$0.0000	$0.0000	$0.0288

March 2025	$0.0275	$0.0000	$0.0000	$0.0275

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0282	$0.0000	$0.0000	$0.0282

November 2024	$0.0278	$0.0000	$0.0000	$0.0278

December 2024	$0.0271	$0.0000	$0.0000	$0.0271

January 2025	$0.0265	$0.0000	$0.0000	$0.0265

February 2025	$0.0268	$0.0000	$0.0000	$0.0268

March 2025	$0.0255	$0.0000	$0.0000	$0.0255

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0238	$0.0000	$0.0000	$0.0238

November 2024	$0.0233	$0.0000	$0.0000	$0.0233

December 2024	$0.0227	$0.0000	$0.0000	$0.0227

January 2025	$0.0220	$0.0000	$0.0000	$0.0220

February 2025	$0.0228	$0.0000	$0.0000	$0.0228

March 2025	$0.0214	$0.0000	$0.0000	$0.0214

PIMCO New York Municipal Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0324	$0.0000	$0.0000	$0.0324

November 2024	$0.0327	$0.0000	$0.0000	$0.0327

December 2024	$0.0318	$0.0000	$0.0000	$0.0318

January 2025	$0.0304	$0.0000	$0.0000	$0.0304

February 2025	$0.0304	$0.0000	$0.0000	$0.0304

March 2025	$0.0296	$0.0000	$0.0000	$0.0296

102	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0315	$0.0000	$0.0000	$0.0315

November 2024	$0.0318	$0.0000	$0.0000	$0.0318

December 2024	$0.0309	$0.0000	$0.0000	$0.0309

January 2025	$0.0294	$0.0000	$0.0000	$0.0294

February 2025	$0.0296	$0.0000	$0.0000	$0.0296

March 2025	$0.0288	$0.0000	$0.0000	$0.0288

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0310	$0.0000	$0.0000	$0.0310

November 2024	$0.0314	$0.0000	$0.0000	$0.0314

December 2024	$0.0304	$0.0000	$0.0000	$0.0304

January 2025	$0.0290	$0.0000	$0.0000	$0.0290

February 2025	$0.0292	$0.0000	$0.0000	$0.0292

March 2025	$0.0283	$0.0000	$0.0000	$0.0283

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0294	$0.0000	$0.0000	$0.0294

November 2024	$0.0297	$0.0000	$0.0000	$0.0297

December 2024	$0.0288	$0.0000	$0.0000	$0.0288

January 2025	$0.0273	$0.0000	$0.0000	$0.0273

February 2025	$0.0277	$0.0000	$0.0000	$0.0277

March 2025	$0.0268	$0.0000	$0.0000	$0.0268

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0224	$0.0000	$0.0000	$0.0224

November 2024	$0.0228	$0.0000	$0.0000	$0.0228

December 2024	$0.0219	$0.0000	$0.0000	$0.0219

January 2025	$0.0202	$0.0000	$0.0000	$0.0202

February 2025	$0.0215	$0.0000	$0.0000	$0.0215

March 2025	$0.0204	$0.0000	$0.0000	$0.0204

PIMCO Short Duration Municipal Income Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0236	$0.0000	$0.0000	$0.0236

November 2024	$0.0231	$0.0000	$0.0000	$0.0231

December 2024	$0.0229	$0.0000	$0.0000	$0.0229

January 2025	$0.0228	$0.0000	$0.0000	$0.0228

February 2025	$0.0224	$0.0000	$0.0000	$0.0224

March 2025	$0.0214	$0.0000	$0.0000	$0.0214

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0229	$0.0000	$0.0000	$0.0229

November 2024	$0.0224	$0.0000	$0.0000	$0.0224

December 2024	$0.0222	$0.0000	$0.0000	$0.0222

January 2025	$0.0221	$0.0000	$0.0000	$0.0221

February 2025	$0.0217	$0.0000	$0.0000	$0.0217

March 2025	$0.0207	$0.0000	$0.0000	$0.0207

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	103

Distribution Information	(Cont.)	(Unaudited)

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0226	$0.0000	$0.0000	$0.0226

November 2024	$0.0221	$0.0000	$0.0000	$0.0221

December 2024	$0.0218	$0.0000	$0.0000	$0.0218

January 2025	$0.0217	$0.0000	$0.0000	$0.0217

February 2025	$0.0214	$0.0000	$0.0000	$0.0214

March 2025	$0.0204	$0.0000	$0.0000	$0.0204

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0208	$0.0000	$0.0000	$0.0208

November 2024	$0.0203	$0.0000	$0.0000	$0.0203

December 2024	$0.0201	$0.0000	$0.0000	$0.0201

January 2025	$0.0199	$0.0000	$0.0000	$0.0199

February 2025	$0.0198	$0.0000	$0.0000	$0.0198

March 2025	$0.0188	$0.0000	$0.0000	$0.0188

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0186	$0.0000	$0.0000	$0.0186

November 2024	$0.0182	$0.0000	$0.0000	$0.0182

December 2024	$0.0179	$0.0000	$0.0000	$0.0179

January 2025	$0.0177	$0.0000	$0.0000	$0.0177

February 2025	$0.0179	$0.0000	$0.0000	$0.0179

March 2025	$0.0168	$0.0000	$0.0000	$0.0168

C-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0172	$0.0000	$0.0000	$0.0172

November 2024	$0.0168	$0.0000	$0.0000	$0.0168

December 2024	$0.0167	$0.0000	$0.0000	$0.0167

January 2025	$0.0164	$0.0000	$0.0000	$0.0164

February 2025	$0.0166	$0.0000	$0.0000	$0.0166

March 2025	$0.0155	$0.0000	$0.0000	$0.0155

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

104	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2025 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Funds intend to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO California Intermediate Municipal Bond Fund	0.00%	0.00%	$6,183	$0

PIMCO California Municipal Bond Fund	0.00%	0.00%	9,110	0

PIMCO California Short Duration Municipal Income Fund	0.00%	0.00%	3,655	0

PIMCO High Yield Municipal Bond Fund	0.00%	0.00%	216,788	0

PIMCO Municipal Bond Fund	0.00%	0.00%	118,580	0

PIMCO National Intermediate Municipal Bond Fund	0.00%	0.00%	27,579	0

PIMCO New York Municipal Bond Fund	0.00%	0.00%	26,112	0

PIMCO Short Duration Municipal Income Fund	0.00%	0.00%	12,972	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	105

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

106	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal – Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	35,155,639,503.71	541,564,301.84

Kimberley G. Stafford†	35,335,546,173.41	361,657,632.15

Michael J. Berchtold	35,329,119,814.53	368,083,991.02

Jennifer Holden Dunbar	35,291,747,375.28	405,456,430.27

Kym M. Hubbard	35,275,801,900.63	421,401,904.92

Gary F. Kennedy	32,867,722,905.96	2,829,480,899.59

Anne K. Kratky	35,267,192,460.47	430,011,345.09

Steven Lipiner	35,327,604,784.63	369,599,020.93

Peter B. McCarthy	34,965,645,653.53	731,558,152.02

Ronald C. Parker	35,126,210,479.41	570,993,326.14

†	Interested Trustee

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	107

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

108	PIMCO TAX-EFFICIENT STRATEGY FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSTAXEFFSTMAR_033125

PIMCO FUNDS

Annual Financial and Other Information

March 31, 2025

Municipal Value Funds

PIMCO California Municipal Intermediate Value Fund

PIMCO California Municipal Opportunistic Value Fund

PIMCO National Municipal Intermediate Value Fund

PIMCO National Municipal Opportunistic Value Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (each, a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes

2	MUNICIPAL VALUE FUNDS

in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Certain instruments in which a Fund may invest have historically referenced the London Interbank Offered Rate (“LIBOR”) to, among other things, determine payment obligations, financing terms, hedging strategies or investment value. LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. As of June 30, 2023, LIBOR was determined to be no longer representative but certain settings of LIBOR continued to be published synthetically until September 30, 2024. Publication of all LIBOR settings has since permanently ceased. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop (e.g., the Secured Overnight Financing Rate (SOFR) for USD-LIBOR). While the transition from LIBOR has been substantially completed, there remains residual risks associated with the transition that may impact markets or particular investments and, as such, the full impact of the transition on a Fund or the financial instruments in which a Fund invests cannot yet be fully determined. For example, so-called “tough legacy” contracts have LIBOR interest rate provisions with no fallback provisions contemplating the permanent discontinuation of LIBOR, fallback provisions which may have not effectively resulted in a transition away from LIBOR prior to LIBOR’s replacement date or otherwise have inadequate fallback provisions. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on SOFR for tough legacy contracts governed by U.S. law. On February 27, 2023, the Federal Reserve System’s final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts. Certain of a Fund’s investments may have involved individual tough legacy contracts which may be subject to the Adjustable Interest Rate (LIBOR) Act or were subject to synthetic LIBOR and no assurances can be given that these measures will have had the intended effects.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share class along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Diversification Status
PIMCO California Municipal Intermediate Value Fund	03/18/2019	03/18/2019	Diversified
PIMCO California Municipal Opportunistic Value Fund	03/18/2019	03/18/2019	Non-Diversified
PIMCO National Municipal Intermediate Value Fund	03/18/2019	03/18/2019	Diversified
PIMCO National Municipal Opportunistic Value Fund	03/18/2019	03/18/2019	Non-Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	3

Important Information About the Funds	(Cont.)

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivative instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	MUNICIPAL VALUE FUNDS

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO California Municipal Intermediate Value Fund
Institutional Class

03/31/2025	$10.03	$0.24	$(0.07)	$0.17	$(0.25)	$0.00	$(0.25)

03/31/2024	10.00	0.20	0.03	0.23	(0.20)	0.00	(0.20)

03/31/2023	10.08	0.17	(0.08)	0.09	(0.17)	0.00	(0.17)

03/31/2022	10.59	0.14	(0.51)	(0.37)	(0.14)	(0.00)	(0.14)

03/31/2021	10.43	0.18	0.20	0.38	(0.17)	(0.05)	(0.22)

PIMCO California Municipal Opportunistic Value Fund
Institutional Class

03/31/2025	$9.85	$0.33	$(0.17)	$0.16	$(0.33)	$0.00	$(0.33)

03/31/2024	9.81	0.31	0.04	0.35	(0.31)	0.00	(0.31)

03/31/2023	9.91	0.27	(0.10)	0.17	(0.27)	0.00	(0.27)

03/31/2022	10.28	0.22	(0.36)	(0.14)	(0.22)	(0.01)	(0.23)

03/31/2021	10.18	0.25	0.12	0.37	(0.25)	(0.02)	(0.27)

PIMCO National Municipal Intermediate Value Fund
Institutional Class

03/31/2025	$10.05	$0.28	$(0.07)	$0.21	$(0.29)	$0.00	$(0.29)

03/31/2024	10.07	0.24	(0.02)	0.22	(0.24)	0.00	(0.24)

03/31/2023	10.17	0.19	(0.10)	0.09	(0.19)	0.00	(0.19)

03/31/2022	10.67	0.14	(0.50)	(0.36)	(0.14)	0.00	(0.14)

03/31/2021	10.44	0.17	0.23	0.40	(0.17)	0.00	(0.17)

PIMCO National Municipal Opportunistic Value Fund
Institutional Class

03/31/2025	$9.84	$0.34	$(0.17)	$0.17	$(0.34)	$0.00	$(0.34)

03/31/2024	9.83	0.32	0.01	0.33	(0.32)	0.00	(0.32)

03/31/2023	10.03	0.28	(0.20)	0.08	(0.28)	0.00	(0.28)

03/31/2022	10.49	0.24	(0.46)	(0.22)	(0.24)	0.00	(0.24)

03/31/2021	10.38	0.21	0.12	0.33	(0.21)	(0.01)	(0.22)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)	Effective August 1, 2024, the Fund’s Investment advisory fee was decreased by 0.03% to an annual rate of 0.37%.

6	MUNICIPAL VALUE FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$9.95	1.67%	$25,782	0.39%		0.50%		0.39%		0.50%		2.44%	24%

10.03	2.38	27,357	0.39		0.50		0.39		0.50		2.06	24

10.00	0.96	26,377	0.39		0.50		0.39		0.50		1.71	4

10.08	(3.52)	66,115	0.39		0.50		0.39		0.50		1.34	11

10.59	3.65	70,364	0.39		0.50		0.39		0.50		1.68	5

$9.68	1.61%	$247,430	0.60	%(e)	0.61	%(e)	0.60	%(e)	0.61	%(e)	3.34%	20%

9.85	3.68	268,432	0.60		0.63		0.60		0.63		3.22	11

9.81	1.76	235,747	0.60		0.63		0.60		0.63		2.72	45

9.91	(1.35)	204,990	0.60		0.63		0.60		0.63		2.16	15

10.28	3.62	235,987	0.60		0.63		0.60		0.63		2.39	20

$9.97	2.09%	$81,639	0.39%		0.50%		0.39%		0.50%		2.84%	25%

10.05	2.21	121,511	0.39		0.50		0.39		0.50		2.40	22

10.07	0.90	133,545	0.39		0.50		0.39		0.50		1.85	27

10.17	(3.44)	213,077	0.39		0.50		0.39		0.50		1.29	7

10.67	3.89	183,600	0.39		0.50		0.39		0.50		1.63	23

$9.67	1.77%	$271,665	0.60	%(e)	0.61	%(e)	0.60	%(e)	0.61	%(e)	3.50%	20%

9.84	3.49	314,181	0.60		0.63		0.60		0.63		3.34	13

9.83	0.88	305,030	0.60		0.63		0.60		0.63		2.89	19

10.03	(2.18)	204,459	0.60		0.63		0.60		0.63		2.26	12

10.49	3.21	244,199	0.60		0.63		0.60		0.63		2.02	11

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	7

Statements of Assets and Liabilities	March 31, 2025

(Amounts in thousands†, except per share amounts)	PIMCO California Municipal Intermediate Value Fund	PIMCO California Municipal Opportunistic Value Fund	PIMCO National Municipal Intermediate Value Fund	PIMCO National Municipal Opportunistic Value Fund

Assets:

Investments, at value
Investments in securities	$24,832	$229,462	$80,097	$269,933
Investments in Affiliates	1,250	17,166	590	86
Receivable for Fund shares sold	1	0	26	0
Interest and/or dividends receivable	300	2,833	1,008	3,756
Dividends receivable from Affiliates	5	73	4	34
Reimbursement receivable from PIMCO	2	0	7	0
Total Assets	26,390	249,534	81,732	273,809

Liabilities:

Payable for investments purchased	$560	$1,490	$0	$1,041
Payable for investments in Affiliates purchased	5	75	4	34
Payable for Fund shares redeemed	33	419	56	933
Distributions payable	0	0	0	1
Accrued investment advisory fees	6	74	20	83
Accrued supervisory and administrative fees	4	46	13	52
Total Liabilities	608	2,104	93	2,144

Commitments and Contingent Liabilities^

Net Assets	$25,782	$247,430	$81,639	$271,665

Net Assets Consist of:

Paid in capital	$27,825	$249,592	$89,834	$275,933
Distributable earnings (accumulated loss)	(2,043)	(2,162)	(8,195)	(4,268)

Net Assets	$25,782	$247,430	$81,639	$271,665

Net Assets:

Institutional Class	$25,782	$247,430	$81,639	$271,665

Shares Issued and Outstanding:

Institutional Class	2,591	25,571	8,190	28,081

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.95	$9.68	$9.97	$9.67

Cost of investments in securities	$25,079	$230,613	$81,154	$273,640
Cost of investments in Affiliates	$1,250	$17,157	$590	$86

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 7, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

8	MUNICIPAL VALUE FUNDS	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2025
(Amounts in thousands†)	PIMCO California Municipal Intermediate Value Fund	PIMCO California Municipal Opportunistic Value Fund	PIMCO National Municipal Intermediate Value Fund	PIMCO National Municipal Opportunistic Value Fund

Investment Income:

Interest	$690	$9,495	$3,059	$11,921
Dividends	8	19	11	17
Dividends from Investments in Affiliates	52	919	165	452
Total Income	750	10,433	3,235	12,390

Expenses:

Investment advisory fees	80	1,006	301	1,150
Supervisory and administrative fees	53	609	200	696
Trustee fees	0	2	1	2
Interest expense	0	0	1	0
Total Expenses	133	1,617	503	1,848
Waiver and/or Reimbursement by PIMCO	(29)	(27)	(110)	(31)
Net Expenses	104	1,590	393	1,817

Net Investment Income (Loss)	646	8,843	2,842	10,573

Net Realized Gain (Loss):

Investments in securities	(265)	(458)	(1,654)	333
Investments in Affiliates	1	11	6	12

Net Realized Gain (Loss)	(264)	(447)	(1,648)	345

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	66	(4,260)	1,052	(5,215)
Investments in Affiliates	0	(2)	(2)	(3)

Net Change in Unrealized Appreciation (Depreciation)	66	(4,262)	1,050	(5,218)

Net Increase (Decrease) in Net Assets Resulting from Operations	$448	$4,134	$2,244	$5,700

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	9

Statements of Changes in Net Assets

	PIMCO California Municipal Intermediate Value Fund		PIMCO California Municipal Opportunistic Value Fund

(Amounts in thousands†)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$646	$540	$8,843	$7,930
Net realized gain (loss)	(264)	(176)	(447)	(64)
Net change in unrealized appreciation (depreciation)	66	410	(4,262)	1,283

Net Increase (Decrease) in Net Assets Resulting from Operations	448	774	4,134	9,149

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(651)	(544)	(8,837)	(7,939)

Total Distributions(a)	(651)	(544)	(8,837)	(7,939)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(1,372)	750	(16,299)	31,475

Total Increase (Decrease) in Net Assets	(1,575)	980	(21,002)	32,685

Net Assets:

Beginning of year	27,357	26,377	268,432	235,747
End of year	$25,782	$27,357	$247,430	$268,432

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 11, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	MUNICIPAL VALUE FUNDS	See Accompanying Notes

PIMCO National Municipal Intermediate Value Fund		PIMCO National Municipal Opportunistic Value Fund

Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024

$2,842	$2,886	$10,573	$10,060
(1,648)	(780)	345	(580)
1,050	295	(5,218)	598

2,244	2,401	5,700	10,078

(2,847)	(2,881)	(10,567)	(10,065)

(2,847)	(2,881)	(10,567)	(10,065)

(39,269)	(11,554)	(37,649)	9,138

(39,872)	(12,034)	(42,516)	9,151

121,511	133,545	314,181	305,030
$81,639	$121,511	$271,665	$314,181

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	11

Schedule of Investments	PIMCO California Municipal Intermediate Value Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.4%

MUNICIPAL BONDS & NOTES 95.9%

CALIFORNIA 87.8%

Acalanes Union High School District, California General Obligation Bonds, Series 2010
6.250% due 08/01/2035	$250	$281

Anaheim City School District, California General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2007
0.000% due 08/01/2030 (b)	385	320

Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022
5.000% due 10/01/2036	545	565

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2036 (b)	225	138

California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/15/2032	350	366
5.000% due 02/01/2035	250	257

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2024
5.000% due 06/01/2039	500	567

California Municipal Finance Authority Revenue Bonds, Series 2024
5.000% due 12/01/2038	400	438

California School Finance Authority Revenue Bonds, Series 2020
4.000% due 07/01/2029	250	259
4.000% due 07/01/2034	300	310

California State General Obligation Bonds, Series 2020
4.000% due 11/01/2030	245	257

California State General Obligation Bonds, Series 2024
3.100% due 12/01/2033	300	289

California State General Obligation Bonds, Series 2025
3.600% due 12/01/2035 (a)	560	559

California State Public Works Board Revenue Bonds, Series 2017
5.000% due 10/01/2027	220	232

California State Public Works Board Revenue Bonds, Series 2022
5.000% due 08/01/2032	225	248

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
5.000% due 07/01/2031	600	637

California Statewide Communities Development Authority Revenue Bonds, Series 2003
5.000% due 05/01/2033	300	325

Central Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2019
5.000% due 08/01/2032	250	260

Chabot-Las Positas Community College District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2039	125	140

East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2015
5.000% due 06/01/2035	405	406

Escondido, California General Obligation Bonds, Series 2015
5.000% due 09/01/2036	500	503

Folsom Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2016
4.000% due 08/01/2028	905	917

Gilroy Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2016
4.000% due 04/01/2026	330	334

Glendale, California Electric Revenue Bonds, Series 2016
5.000% due 02/01/2030	475	481

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hacienda, Louisiana Puente Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2021
4.000% due 06/01/2033	$295	$306

Jefferson School District/San Joaquin County, California General Obligation Bonds, (BAM Insured), Series 2022
4.000% due 08/01/2034	350	364

Kern Community College District, California General Obligation Bonds, (AGM Insured), Series 2006
0.000% due 11/01/2028 (b)	500	443

Lancaster County Hospital Authority, California Revenue Bonds, (BAM Insured), Series 2024
5.000% due 05/01/2033	425	477

Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2032	920	941

Los Angeles Unified School District, California General Obligation Bonds, Series 2023
5.000% due 07/01/2031	500	562

Lynwood Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016
5.000% due 10/01/2028	375	384

Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2016
4.000% due 11/01/2033	345	347
5.000% due 11/01/2031	300	308

Nipomo Community Services District, California Certificates of Participation Bonds, Series 2022
4.000% due 06/01/2036	405	414

Pasadena Unified School District, California General Obligation Bonds, Series 2016
5.000% due 08/01/2029	250	258

Placentia-Yorba Linda Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016
5.000% due 10/01/2025	200	202
5.000% due 10/01/2027	445	450

Poway Unified School District Public Financing Authority, California Special Tax Bonds, Series 2015
5.000% due 09/01/2025	350	353

Rialto Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2024
5.000% due 09/01/2037	350	389

Rio Bravo-Greeley Union School District, California General Obligation Bonds, (AGC Insured), Series 2008
0.000% due 09/01/2029 (b)	450	388

Rio Elementary School District Community Facilities District, California Special Tax Bonds, Series 2014
3.250% due 09/01/2026	325	323

Sacramento County, California Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2028	750	785

San Bernardino Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2034	335	337

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2016
5.000% due 08/01/2035	400	409

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2023
5.000% due 10/15/2031	210	236

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2024
5.000% due 10/15/2032	300	341

San Francisco, California City & County Certificates of Participation Bonds, Series 2024
5.000% due 04/01/2035	500	578

San Jose Financing Authority, California Revenue Bonds, Series 2021
4.000% due 10/01/2028	175	182

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2031	$500	$504

San Marcos Schools Financing Authority, California Special Tax Bonds, Series 2024
5.000% due 09/01/2033	400	452

Santa Clarita Public Finance Authority, California Revenue Bonds, Series 2022
5.000% due 12/01/2034	400	450

Soledad Unified School District, California General Obligation Bonds, (BAM Insured), Series 2024
5.000% due 08/01/2032	200	226
5.000% due 08/01/2034	330	379

Stanislaus Union School District, California General Obligation Bonds, (BAM Insured), Series 2024
5.000% due 08/01/2031	370	413

Val Verde Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2015
5.000% due 08/01/2026	215	217

Ventura Unified School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2039	360	398

Washington Township Health Care District, California General Obligation Bonds, Series 2023
5.250% due 08/01/2038	300	336

West Basin Municipal Water District, California Revenue Bonds, Series 2016
5.000% due 08/01/2034	250	254

West Contra Costa Healthcare District, California Special Tax Bonds, Series 2021
5.000% due 07/01/2029	120	131

		22,626

ILLINOIS 6.5%

Chicago Park District, Illinois General Obligation Bonds, Series 2016
5.000% due 01/01/2031	1,000	1,009

University of Illinois Revenue Bonds, Series 2018
5.000% due 04/01/2028	625	662

		1,671

KENTUCKY 0.5%

Corbin Independent School District Finance Corp., Kentucky Revenue Bonds, Series 2016
3.000% due 02/01/2026	125	125

MULTI-STATE 1.1%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
0.000% due 12/25/2036	294	293

Total Municipal Bonds & Notes (Cost $24,962)		24,715

	SHARES
SHORT-TERM INSTRUMENTS 0.5%

MUTUAL FUNDS 0.5%

Fidelity Investments Money Market Government Portfolio, Class I
4.410% (c)	117,288	117

Total Short-Term Instruments (Cost $117)		117

Total Investments in Securities (Cost $25,079)		24,832

12	MUNICIPAL VALUE FUNDS	See Accompanying Notes

March 31, 2025

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 4.8%

SHORT-TERM INSTRUMENTS 4.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%

PIMCO Short-Term Floating NAV Portfolio III	128,443	$1,250

Total Short-Term Instruments (Cost $1,250)		1,250

Total Investments in Affiliates (Cost $1,250)		1,250

Total Investments 101.2% (Cost $26,329)		$26,082

Other Assets and Liabilities, net (1.2)%		(300)

Net Assets 100.0%		$25,782

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$22,626	$0	$22,626
Illinois	0	1,671	0	1,671
Kentucky	0	125	0	125
Multi-State	0	293	0	293
Short-Term Instruments
Mutual Funds	117	0	0	117

	$117	$24,715	$0	$24,832

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,250	$0	$0	$1,250

Total Investments	$1,367	$24,715	$0	$26,082

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	13

Schedule of Investments	PIMCO California Municipal Opportunistic Value Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.7%

MUNICIPAL BONDS & NOTES 92.7%

CALIFORNIA 86.4%

Alameda Health Care District, California Certificates of Participation Bond, Series 2024
5.000% due 09/15/2049	$2,455	$2,543

Alameda Public Financing Authority, California Revenue Bonds, Series 2010
5.250% due 07/01/2029	1,160	1,162

Alhambra Unified School District, California General Obligation Bonds, Series 2023
5.250% due 08/01/2048	2,500	2,733

Alum Rock Union Elementary School District, California General Obligation Bonds, (BAM Insured), Series 2023
5.000% due 08/01/2048	1,210	1,289

Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022
5.000% due 10/01/2047	1,000	1,023

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2041 (b)	2,000	901

Brawley Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2022
5.500% due 08/01/2052	1,500	1,617

Brentwood Union School District, California General Obligation Bonds, Series 2022
5.250% due 08/01/2052	1,425	1,508

Butte-Glenn Community College District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2047	1,815	1,745

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.250% due 11/01/2054	2,500	2,653

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 01/01/2055	3,000	3,149

California Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 04/01/2040	1,565	1,565

California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020
5.000% due 11/01/2050	1,000	1,021

California Health Facilities Financing Authority Revenue Bonds, Series 2022
4.000% due 05/15/2051	2,000	1,832

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
5.750% due 08/15/2029	500	501

California Municipal Finance Authority Revenue Bonds, (CM Insured), Series 2019
5.000% due 01/01/2049	1,000	1,030

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 12/01/2042	2,000	1,951

California Municipal Finance Authority Revenue Bonds, Series 2017
5.000% due 06/01/2042	2,000	2,038

California Municipal Finance Authority Revenue Bonds, Series 2024
4.000% due 12/01/2043	2,000	1,906
5.000% due 12/01/2025	330	334
5.000% due 09/01/2049	1,450	1,541

California State General Obligation Bonds, (AMBAC Insured), Series 1997
5.125% due 10/01/2027	100	100

California State General Obligation Bonds, (SGI Insured), Series 2002
5.000% due 10/01/2028	5	5

California State General Obligation Bonds, Series 2000
5.750% due 05/01/2030	85	85

California State Public Works Board Revenue Bonds, Series 2021
4.000% due 11/01/2046	3,000	2,901

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 08/15/2046	$2,175	$2,193

Cambrian School District, California General Obligation Bonds, Series 2022
5.000% due 08/01/2046	1,750	1,847

Carson Public Financing Authority, California Revenue Bonds, Series 2024
5.000% due 06/01/2049	2,000	2,108

Cascade Union Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2022
5.500% due 08/01/2046	1,150	1,241

Central School District, California General Obligation Bonds, (BAM Insured), Series 2022
0.000% due 08/01/2044 (b)	1,275	520

Central Union High School District-Imperial County, California General Obligation Bonds, Series 2019
4.000% due 08/01/2049	2,000	1,908

Chino Valley Unified School District, California General Obligation Bonds, Series 2024
5.000% due 08/01/2049	3,075	3,278

Chowchilla Union High School District, California General Obligation Bonds, Series 2022
5.500% due 08/01/2052	2,000	2,176

College of the Sequoias, California General Obligation Bonds, Series 2024
5.000% due 08/01/2049	2,790	2,988

Colton Joint Unified School District, California General Obligation Bonds, (BAM Insured), Series 2024
5.000% due 08/01/2049	2,500	2,669

Cosumnes Community Services District California Revenue Certificates Of Participation, Series 2022
5.000% due 11/01/2042	1,000	1,042

Discovery Bay California Public Financing Authority Revenue Bonds, Series 2022
5.000% due 12/01/2042	1,005	1,093

Durham Unified School District, California General Obligation Bonds, (BAM Insured), Series 2025
5.000% due 08/01/2054	1,695	1,800

El Centro Elemenatry School District, California General Obligation Bonds, (BAM Insured), Series 2023
5.000% due 08/01/2047	1,315	1,381
5.250% due 08/01/2050	930	984

El Monte City School District, California General Obligation Bonds, (BAM Insured), Series 2024
5.000% due 08/01/2049	1,000	1,064

Elk Grove Finance Authority, California Revenue Bonds, Series 2022
5.000% due 11/01/2042	1,385	1,496

Elk Grove Finance Authority, California Special Tax Bonds, (BAM Insured), Series 2015
5.000% due 09/01/2038	1,500	1,506

Fairfield, California Certificates of Participation Bonds, (AGC Insured), Series 2007
0.000% due 04/01/2030 (b)	2,000	1,680

Fallbrook Union High School District, California General Obligation Bonds, (BAM Insured), Series 2022
4.000% due 08/01/2046	2,000	1,926

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AGM/CR Insured), Series 2015
5.000% due 06/01/2040	4,340	4,357

Guadalupe Union School District, California General Obligation Bonds, (BAM Insured), Series 2024
5.000% due 08/01/2049	1,925	2,077

Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023
5.000% due 09/01/2048	2,000	2,124

Jefferson Elementary School District, California General Obligation Bonds, Series 2023
5.000% due 09/01/2049	1,450	1,542

La Honda Pescadero Unified School District, California General Obligation Bonds, Series 2022
0.000% due 04/01/2042 (b)	2,215	1,009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

La Mesa-Spring Valley School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2047	$2,375	$2,501

Lake Elsinore Facilities Financing Authority Successor Agency, California Revenue Bonds, (BAM Insured), Series 2022
5.250% due 04/01/2047	2,000	2,115

Lancaster County Hospital Authority, California Revenue Bonds, (BAM Insured), Series 2024
5.000% due 05/01/2054	2,000	2,103

Lancaster School District, California General Obligation Bonds, (BAM Insured), Series 2025
5.000% due 08/01/2051 (a)	1,410	1,491

Lemon Grove School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2049	1,170	1,236

Livermore, California Certificates of Participation Bonds, Series 2022
4.750% due 04/01/2047	1,330	1,371

Long Beach, California Harbor Revenue Bonds, Series 2019
5.000% due 05/15/2044	3,000	3,128

Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2041	8,775	8,803

Los Angeles Housing Authority, California Revenue Bonds, (FNMA Insured), Series 2024
3.750% due 04/01/2034	2,500	2,459

Los Angeles Unified School District, California General Obligation Bonds, Series 2022
5.250% due 07/01/2047	1,915	2,070

Madera Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2024
5.000% due 09/01/2043	1,000	1,080

Marina, California Certificates of Participation Bonds, (AGM Insured), Series 2022
5.250% due 05/01/2047	2,000	2,126

McFarland Unified School District, California General Obligation Bonds, (BAM Insured), Series 2022
5.250% due 11/01/2049	1,000	1,036

Merced County, California Certificates of Participation Bonds, (BAM Insured), Series 2022
4.000% due 06/01/2045	1,750	1,672

Modesto Elementary School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2047	2,480	2,633

Modesto Irrigation District, California Revenue Bonds, (NPFGC Insured), Series 2007
3.649% due 09/01/2027 •	990	985
3.699% due 09/01/2037 ~	1,600	1,522

Ontario Public Financing Authority, California Revenue Bonds, (AGM Insured), Series 2022
5.000% due 11/01/2047	1,000	1,055
5.000% due 11/01/2052	1,000	1,045

Pacifica School District, California General Obligation Bonds, Series 2024
5.000% due 08/01/2050	2,765	2,885

Palmdale Financing Authority, California Revenue Bonds, (BAM Insured), Series 2023
4.500% due 06/01/2053	2,750	2,771

Pittsburg Public California Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.000% due 08/01/2052	3,000	3,127

Pittsburg Unified School District, California General Obligation Bonds, Series 2018
5.000% due 08/01/2047	1,275	1,292

Puente Basin Water Agency, California Revenue Bonds, Series 2024
5.000% due 06/01/2049	2,620	2,816

Ravenswood City School District California General Obligation Bonds, (AGM Insured), Series 2022
5.250% due 08/01/2045	1,275	1,358

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2016
5.000% due 05/15/2041	3,750	3,797

14	MUNICIPAL VALUE FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2022
5.000% due 05/15/2047	$5,150	$5,413

Riverside County, California Transportation Commission Revenue Bonds, Series 2021
4.000% due 06/01/2046	985	937
4.000% due 06/01/2047	2,000	1,888

San Bernardino City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2015
5.000% due 08/01/2040	5,475	5,495

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2017
5.000% due 07/01/2047	3,230	3,239

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	3,290	3,399

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
5.000% due 07/01/2046	1,500	1,525

San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2016
5.000% due 04/01/2048	2,490	2,518

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2023
4.000% due 10/15/2048	1,750	1,678
5.250% due 08/01/2048	1,500	1,641

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2024
5.000% due 10/15/2049	2,135	2,307

San Diego Unified School District, California General Obligation Bonds, Series 2012
0.000% due 07/01/2040 (c)	2,500	2,560

San Diego Unified School District, California General Obligation Bonds, Series 2023
5.000% due 07/01/2048	2,500	2,653

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2016
5.000% due 05/01/2046	4,450	4,451

San Joaquin County, California Transportation Authority Measure K Sales Tax Revenue Bonds, Series 2019
5.000% due 03/01/2040	1,000	1,047

San Jose Financing Authority, California Revenue Bonds, Series 2022
5.000% due 11/01/2047	2,000	2,135

San Juan Unified School District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2046	2,500	2,408
5.000% due 08/01/2040	1,000	1,076
5.000% due 08/01/2041	1,035	1,109

San Leandro Unified School District, California General Obligation Bonds, Series 2022
5.250% due 08/01/2048	2,000	2,146

Sanger Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022
5.000% due 06/01/2049	3,250	3,283

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santa Ana Public Financing Authority, California Revenue Bonds, Series 2024
5.000% due 09/01/2049	$1,100	$1,176

Santa Clara Unified School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2052	1,260	1,333

Santa Cruz County Capital Financing Authority, California Revenue Bonds, Series 2024
4.125% due 06/01/2039	2,600	2,619

Santa Monica, California Community College District General Obligation Bonds, Series 2022
5.000% due 08/01/2045	1,150	1,231

South Bay Union School District/San Diego County, California General Obligation Bonds, (AGM Insured), Series 2022
0.000% due 08/01/2037 (b)	1,290	746

South Tahoe Joint Powers Financing Authority, California Revenue Bonds, Series 2023
5.250% due 10/01/2048	1,825	1,976

Sweetwater Union High School District, California General Obligation Bonds, Series 2022
5.000% due 08/01/2052	2,000	2,112

Tracy Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2024
5.000% due 11/01/2049	1,345	1,440

Ukiah Unified School District, California General Obligation Bonds, (AGM Insured), Series 2022
5.500% due 08/01/2049	1,000	1,093

University of California Revenue Bonds, Series 2017
5.000% due 05/15/2042	2,655	2,725

West Covina Unified School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2047	3,000	2,909

		213,887

INDIANA 0.9%

Fort Wayne Redevelopment Authority, Indiana Revenue Bonds, Series 2022
5.000% due 12/15/2041	2,050	2,151

MULTI-STATE 1.8%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
0.000% due 12/25/2036	2,942	2,933

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.287% due 04/25/2042	1,498	1,558

		4,491

NEW YORK 1.7%

Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Bonds, New York Revenue Bonds, Series 2022
5.000% due 05/15/2047	4,145	4,300

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 0.8%

Warren City School District, Ohio Certificates of Participation Bonds, Series 2023
4.625% due 12/01/2052	$2,000	$1,902

TEXAS 0.5%

Upper Trinity Regional Water District, Texas Revenue Bonds, Series 2022
5.000% due 08/01/2042	1,160	1,222

UTAH 0.6%

Utah Infrastructure Agency Revenue Bonds, Series 2022
5.500% due 10/15/2049	1,350	1,427

Total Municipal Bonds & Notes (Cost $230,531)		229,380

	SHARES
SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

Fidelity Investments Money Market Government Portfolio, Class I
4.410% (d)	82,267	82

Total Short-Term Instruments (Cost $82)		82

Total Investments in Securities (Cost $230,613)		229,462

INVESTMENTS IN AFFILIATES 7.0%

SHORT-TERM INSTRUMENTS 7.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.0%

PIMCO Short-Term Floating NAV Portfolio III	1,763,488	17,166

Total Short-Term Instruments (Cost $17,157)		17,166

Total Investments in Affiliates (Cost $17,157)		17,166

Total Investments 99.7% (Cost $247,770)		$246,628

Other Assets and Liabilities, net 0.3%		802

Net Assets 100.0%		$247,430

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Security becomes interest bearing at a future date.

(d)	Coupon represents a 7-Day Yield.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	15

Schedule of Investments	PIMCO California Municipal Opportunistic Value Fund	(Cont.)	March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$213,887	$0	$213,887
Indiana	0	2,151	0	2,151
Multi-State	0	4,491	0	4,491
New York	0	4,300	0	4,300
Ohio	0	1,902	0	1,902
Texas	0	1,222	0	1,222
Utah	0	1,427	0	1,427
Short-Term Instruments
Mutual Funds	82	0	0	82

	$82	$229,380	$0	$229,462

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$17,166	$0	$0	$17,166

Total Investments	$17,248	$229,380	$0	$246,628

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

16	MUNICIPAL VALUE FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO National Municipal Intermediate Value Fund	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.1%

MUNICIPAL BONDS & NOTES 97.8%

ALABAMA 2.6%

Alabama Corrections Institution Finance Authority Revenue Bonds, Series 2022
5.000% due 07/01/2028	$1,500	$1,588

Marshall County, Alabama Board of Education Special Tax Bonds, (BAM Insured), Series 2024
5.000% due 03/01/2034	500	549

		2,137

ALASKA 2.7%

Alaska Housing Finance Corp. Revenue Bonds, Series 2024
5.000% due 12/01/2032	2,000	2,180

CALIFORNIA 5.7%

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2036 (a)	945	581

California Municipal Finance Authority Revenue Bonds, Series 2024
5.000% due 12/01/2035	730	806
5.000% due 12/01/2036	380	417

Los Angeles Department of Airports, California Revenue Bonds, Series 2020
5.000% due 05/15/2031	1,605	1,706

Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.500% due 08/01/2038	1,120	1,123

		4,633

CONNECTICUT 0.2%

Connecticut State General Obligation Bonds, Series 2015
5.000% due 11/15/2028	195	197

FLORIDA 7.4%

Central Florida Expressway Authority Revenue Bonds, Series 2016
4.000% due 07/01/2031	2,190	2,200

Jacksonville Housing Authority, Florida Revenue Bonds, Series 2024
5.000% due 02/01/2034	1,500	1,587

Marion County, Florida School Board Certificates of Participation Bonds, (AGM Insured), Series 2024
5.000% due 06/01/2034	2,000	2,237

		6,024

GEORGIA 1.9%

Griffin-Spalding County Hospital Authority, Georgia Revenue Bonds, Series 2017
5.000% due 04/01/2033	1,500	1,539

ILLINOIS 16.3%

Chicago Park District, Illinois General Obligation Bonds, Series 2016
5.000% due 01/01/2031	1,000	1,009

Chicago Park District, Illinois General Obligation Bonds, Series 2024
5.000% due 11/15/2035	2,005	2,171

Cook County, Illinois Community School District No 106, Louisiana Grange General Obligation Bonds, Series 2022
5.000% due 12/01/2034	510	552

Cook County, Illinois School District No 111, Burbank General Obligation Bonds, (AGM Insured), Series 2016
4.000% due 12/01/2029	725	735

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 12/01/2030	$1,020	$1,032

Cook County, Illinois School District No 26, River Trails General Obligation Bonds, Series 2024
5.000% due 12/15/2032	430	473
5.000% due 12/15/2035	250	271

Illinois Finance Authority Revenue Bonds, Series 2013
5.000% due 11/15/2025	500	500

Jefferson & Franklin Etc Counties Community College District, Illinois General Obligation Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2031	1,275	1,362

Kendall Kane & Will Counties Community Unit School District, Illinois General Obligation Bonds, (BAM Insured), Series 2023
4.000% due 10/01/2030	1,000	1,032

Lake County, Illinois Community Unit School District No. 60 Waukegan General Obligation Bonds, (BAM Insured), Series 2024
5.000% due 01/01/2037	1,675	1,800

Village of Arlington Heights, Illinois General Obligation Bonds, Series 2016
4.000% due 12/01/2036	1,000	1,001

Village of Bolingbrook, Illinois General Obligation Bonds, Series 2019
4.000% due 01/01/2033	1,445	1,362

		13,300

INDIANA 1.3%

Fort Wayne Redevelopment Authority, Indiana Revenue Bonds, Series 2022
5.000% due 12/15/2028	675	716
5.000% due 12/15/2029	360	386

		1,102

IOWA 0.1%

Waukee Community School District, Iowa Revenue Bonds, Series 2017
4.000% due 06/01/2025	70	70

KENTUCKY 5.9%

Boone County, Kentucky School District Finance Corp. Revenue Bonds, Series 2016
3.000% due 04/01/2025	300	300

Corbin Independent School District Finance Corp., Kentucky Revenue Bonds, Series 2015
3.000% due 02/01/2026	630	629

Kenton County, Kentucky School District Finance Corp. Revenue Bonds, Series 2016
3.000% due 02/01/2026	280	280

Oldham County, Kentucky School District Finance Corp. Revenue Bonds, Series 2016
4.000% due 09/01/2027	1,000	1,021

Owen County, Kentucky School District Finance Corp. Revenue Bonds, Series 2017
4.000% due 04/01/2026	1,270	1,283

Scott County, Kentucky School District Finance Corp. Revenue Bonds, (BAM Insured), Series 2016
4.000% due 05/01/2027	1,320	1,341

		4,854

LOUISIANA 2.5%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022
5.000% due 08/15/2037	2,000	2,041

MAINE 1.8%

Maine Finance Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2030	1,065	1,109

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Maine Municipal Bond Bank, Revenue Bonds, Series 2023
5.000% due 11/01/2037	$310	$339

		1,448

MICHIGAN 1.8%

Battle Creek School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2016
5.000% due 05/01/2028	175	179

Michigan Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2035	720	742

Zeeland Public School, Michigan General Obligation Bonds, (BAM Insured), Series 2023
5.000% due 05/01/2037	500	539

		1,460

MINNESOTA 1.2%

Minnesota Housing Finance Agency Revenue Bonds, Series 2015
5.000% due 08/01/2036	1,000	1,001

MISSISSIPPI 2.0%

Mississippi Development Bank Revenue Bonds, (BAM Insured), Series 2023
5.000% due 04/01/2031	1,485	1,601

MISSOURI 3.3%

Greene County, Missouri Certificates of Participation Bonds, Series 2018
5.000% due 09/01/2034	1,185	1,234

Marshall School District, Missouri Certificates of Participation Bonds, (BAM Insured), Series 2023
5.000% due 03/01/2037	560	600

Missouri Development Finance Board Revenue Bonds, Series 2022
5.250% due 05/01/2035	485	529
5.250% due 05/01/2037	300	323

		2,686

MULTI-STATE 1.2%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
0.000% due 12/25/2036	981	978

NEVADA 1.5%

Clark Department of Aviation, Nevada Revenue Bonds, Series 2022
5.000% due 07/01/2026	1,170	1,195

NEW YORK 0.8%

New York State Housing Finance Agency Revenue Bonds, Series 2024
3.450% due 06/15/2054	630	626

OHIO 4.2%

Columbus Metropolitan Housing Authority, Ohio Revenue Bonds, Series 2024
5.000% due 12/01/2026	2,000	2,023

Piqua City School District, Ohio Certificates of Participation Bonds, (BAM insured), Series 2019
4.000% due 03/01/2035	1,225	1,238

Trotwood-Madison City School District, Ohio Certificates of Participation Bonds, (BAM Insured), Series 2015
4.000% due 12/01/2025	215	216

		3,477

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	17

Schedule of Investments	PIMCO National Municipal Intermediate Value Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OREGON 6.9%

Clackamas & Washington Counties School District No 3, Oregon General Obligation Bonds, Series 2022
0.000% due 06/15/2036 (a)	$1,605	$1,005

Crook County, Oregon General Obligation Bonds, Series 2022
0.000% due 06/01/2036 (b)	1,685	1,639

Oregon Coast Community College District, Oregon General Obligation Bonds, Series 2024
0.000% due 06/15/2037 (b)	300	321

Port of Portland, Oregon Airport Revenue Bonds, Series 2024
5.000% due 07/01/2033	2,500	2,703

		5,668

PENNSYLVANIA 4.2%

Avon Grove School District Chester County, Pennsylvania General Obligation Bonds, Series 2022
4.000% due 11/15/2036	1,000	1,011

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2028	1,095	1,146

Neshannock Township School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2023
5.000% due 09/01/2038	465	479
5.000% due 09/01/2039	595	610

Pennsylvania Turnpike Commission Revenue Bonds, Series 2015
5.000% due 12/01/2025	200	203

		3,449

RHODE ISLAND 1.1%

Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2016
5.000% due 09/15/2030	900	923

SOUTH CAROLINA 1.3%

South Carolina Ports Authority Revenue Bonds, Series 2018
5.000% due 07/01/2034	1,025	1,051

SOUTH DAKOTA 2.6%

South Dakota Board of Regents Revenue Bonds, Series 2017
5.000% due 04/01/2032	1,010	1,041

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

South Dakota Housing Development Authority Revenue Bonds, Series 2022
5.000% due 05/01/2029	$1,005	$1,073

		2,114

TEXAS 13.4%

Bell County, Texas Water Control & Improvement District No 1 Revenue Bonds, (BAM Insured), Series 2024
5.000% due 07/10/2040	1,000	1,067

Brownsville, Texas General Obligation Bonds, Series 2017
5.000% due 02/15/2036	1,225	1,249

City of Odessa, Texas General Obligation Bonds, Series 2019
5.000% due 03/01/2026	545	553
5.000% due 03/01/2027	515	530

County of Fort Bend, Texas Toll Road Revenue Bonds, Series 2016
5.000% due 03/01/2032	1,440	1,442

EP Cimarron Ventanas PFC, Texas Revenue Bonds, Series 2024
4.125% due 12/01/2039	2,000	1,903

Harris County, Texas Municipal Utility District No 383, General Obligation Bonds, (BAM Insured), Series 2015
3.000% due 09/01/2025	235	235

Harris Montgomery Counties Municipal Utility District No 386, Texas General Obligation Bonds, (BAM Insured), Series 2017
3.000% due 09/01/2026	870	866
3.000% due 09/01/2027	860	860

Travis County Water Control & Improvement District No 17, Texas General Obligation Bonds, (BAM Insured), Series 2016
3.000% due 11/01/2025	590	588

Waller County, Texas General Obligation Bonds, Series 2023
4.000% due 02/15/2037	1,615	1,623

		10,916

WASHINGTON 1.3%

Vancouver Housing Authority, Washington Revenue Notes, Series 2024
5.000% due 10/01/2027	1,055	1,080

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEST VIRGINIA 0.7%

West Virginia Economic Development Authority Revenue Bonds, Series 2012
5.000% due 06/01/2026	$560	$563

WISCONSIN 1.9%

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2027	1,500	1,559

Total Municipal Bonds & Notes (Cost $80,929)		79,872

	SHARES
SHORT-TERM INSTRUMENTS 0.3%

MUTUAL FUNDS 0.3%

Fidelity Investments Money Market Government Portfolio, Class I
4.410% (c)	225,093	225

Total Short-Term Instruments (Cost $225)		225

Total Investments in Securities (Cost $81,154)		80,097

INVESTMENTS IN AFFILIATES 0.7%

SHORT-TERM INSTRUMENTS 0.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%

PIMCO Short-Term Floating NAV Portfolio III	60,588	590

Total Short-Term Instruments (Cost $590)		590

Total Investments in Affiliates (Cost $590)		590

Total Investments 98.8% (Cost $81,744)		$80,687

Other Assets and Liabilities, net 1.2%		952

Net Assets 100.0%		$81,639

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Security becomes interest bearing at a future date.

(c)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$2,137	$0	$2,137
Alaska	0	2,180	0	2,180
California	0	4,633	0	4,633
Connecticut	0	197	0	197
Florida	0	6,024	0	6,024

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Georgia	$0	$1,539	$0	$1,539
Illinois	0	13,300	0	13,300
Indiana	0	1,102	0	1,102
Iowa	0	70	0	70
Kentucky	0	4,854	0	4,854
Louisiana	0	2,041	0	2,041
Maine	0	1,448	0	1,448

18	MUNICIPAL VALUE FUNDS	See Accompanying Notes

March 31, 2025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Michigan	$0	$1,460	$0	$1,460
Minnesota	0	1,001	0	1,001
Mississippi	0	1,601	0	1,601
Missouri	0	2,686	0	2,686
Multi-State	0	978	0	978
Nevada	0	1,195	0	1,195
New York	0	626	0	626
Ohio	0	3,477	0	3,477
Oregon	0	5,668	0	5,668
Pennsylvania	0	3,449	0	3,449
Rhode Island	0	923	0	923
South Carolina	0	1,051	0	1,051
South Dakota	0	2,114	0	2,114
Texas	0	10,916	0	10,916

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Washington	$0	$1,080	$0	$1,080
West Virginia	0	563	0	563
Wisconsin	0	1,559	0	1,559
Short-Term Instruments
Mutual Funds	225	0	0	225

	$225	$79,872	$0	$80,097

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$590	$0	$0	$590

Total Investments	$815	$79,872	$0	$80,687

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	19

Schedule of Investments	PIMCO National Municipal Opportunistic Value Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.4%

MUNICIPAL BONDS & NOTES 99.3%

ALABAMA 2.2%

Alabama Community College System Revenue Bonds, (AGM Insured), Series 2023
5.000% due 06/01/2053	$500	$512

Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	2,150	2,286

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021
4.000% due 12/01/2051	2,185	2,167

Sylacauga, Alabama General Obligation Bonds, (BAM Insured), Series 2024
4.250% due 04/01/2049	1,000	939

		5,904

ARIZONA 1.6%

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2020
5.000% due 07/01/2047	2,000	2,040

Town of Queen Creek, Arizona Excise Tax Revenue Bonds, Series 2022
5.000% due 08/01/2047	2,090	2,194

		4,234

ARKANSAS 1.5%

University of Arkansas Revenue Bonds, Series 2022
5.000% due 04/01/2052	4,000	4,121

CALIFORNIA 0.7%

California State General Obligation Bonds, (AMBAC Insured), Series 1997
5.125% due 10/01/2027	100	100

Fairfield, California Certificates of Participation Bonds, (AGC Insured), Series 2007
0.000% due 04/01/2030 (b)	1,000	840

Modesto Elementary School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2047	1,000	1,062

		2,002

COLORADO 1.8%

Board of Governors of Colorado State University System Revenue Bonds, Series 2023
5.000% due 03/01/2051	235	245

Colorado Health Facilities Authority Revenue Bonds, Series 2019
5.000% due 11/01/2039	2,500	2,590

Northern Colorado Water Conservancy District Certificates Of Participation, Series 2022
5.250% due 07/01/2052	2,100	2,197

		5,032

DISTRICT OF COLUMBIA 1.3%

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2017
5.000% due 10/01/2042	3,475	3,500

FLORIDA 5.2%

Lee County, Florida Local Option Gas Tax Revenue Bonds, Series 2022
5.250% due 08/01/2049	2,000	2,077

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2015
5.000% due 10/01/2038	5,525	5,530

Pinellas Park, Florida Revenue Bonds, Series 2022
5.000% due 09/01/2049	2,200	2,272

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

St Johns County, Florida School Board Certificates of Participation Bonds, (AGM Insured), Series 2023
5.000% due 07/01/2048	$2,000	$2,066

Sumter County, Florida School Board Certificates of Participation Bonds, (AGM Insured), Series 2024
5.250% due 01/01/2049	2,100	2,239

		14,184

GEORGIA 1.8%

Bibb County, Georgia Development Authority Revenue Bonds, Series 2024
4.375% due 07/01/2054	1,000	955

Coweta County Public Facilities Authority, Georgia Revenue Bonds, Series 2022
5.000% due 09/01/2047	1,000	1,044

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022
4.000% due 09/01/2052	2,000	2,008

Valdosta & Lowndes County, Georgia Hospital Authority Revenue Bonds, Series 2024
4.125% due 10/01/2049	1,000	944

		4,951

HAWAII 2.5%

Hawaii Airports System State Revenue Bonds, Series 2015
5.000% due 07/01/2045	2,315	2,326

Hawaii Housing Finance & Development Corp. Revenue Bonds, Series 2011
4.950% due 04/01/2029	4,425	4,530

		6,856

ILLINOIS 12.7%

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2016
5.000% due 01/01/2033	1,000	1,010
5.000% due 01/01/2036	2,925	2,950
5.000% due 01/01/2041	5,665	5,697

Chicago Park District, Illinois General Obligation Bonds, Series 2024
5.000% due 01/01/2046	1,000	1,024

Cook County, Illinois School District No 36, Winnetka General Obligation Bonds, Series 2022
4.000% due 12/01/2042	1,805	1,744

Cook County, Illinois School District No 86 Harwood Heights General Obligation Bonds, (BAM Insured), Series 2024
5.000% due 10/01/2049	1,495	1,528

DuPage County, Illinois School District No 13 Bloomingdale General Obligation Bonds, Series 2025
4.250% due 11/01/2049	1,645	1,548

Illinois Finance Authority Revenue Bonds, Series 2016
5.000% due 02/15/2045	3,500	3,509

Illinois Finance Authority Revenue Bonds, Series 2022
5.000% due 08/15/2047	1,775	1,841

Illinois State Toll Highway Authority Revenue Bonds, Series 2015
5.000% due 01/01/2040	3,230	3,247

Illinois State Toll Highway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2041	2,200	2,226

Rock Island & Mercer Counties Community Unit School District No 300, Illinois General Obligation Bonds, (BAM Insured), Series 2025
5.000% due 12/01/2050	2,170	2,231

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018
5.250% due 01/01/2043	2,200	2,269
5.250% due 01/01/2048	2,000	2,053

University of Illinois Revenue Bonds, Series 2015
4.000% due 04/01/2034	640	640

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Will County, Illinois School District No 86, Joliet General Obligation Bonds, (BAM Insured), Series 2024
4.500% due 01/01/2049	$1,000	$989

		34,506

KANSAS 0.8%

Leavenworth County, Kansas Unified School District No. 458 General Obligation Bonds, Series 2024
5.000% due 09/01/2049	2,000	2,063

LOUISIANA 1.9%

Lafayette, Louisiana Sales & Use Tax Revenue Bonds, Series 2024
5.000% due 05/01/2049	1,835	1,931

Lafayette, Louisiana Utilities Revenue Bonds, (AGC Insured), Series 2024
5.000% due 11/01/2049	2,000	2,103

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022
5.000% due 08/15/2037	1,000	1,020

		5,054

MAINE 1.9%

Maine Health & Higher Educational Facilities Authority Revenue Bonds, (BAM Insured), Series 2022
5.500% due 07/01/2050	5,000	5,250

MARYLAND 0.2%

Montgomery County, Maryland Housing Opportunities Commission Revenue Bonds, Series 2005
5.000% due 07/01/2031	625	635

MASSACHUSETTS 2.5%

Commonwealth of Massachusetts General Obligation Bonds, Series 2015
5.000% due 07/01/2045	2,825	2,829

Massachusetts Bay Transportation Authority Revenue Bonds, Series 2020
5.000% due 07/01/2050	3,000	3,051

Massachusetts Port Authority Revenue Bonds, Series 2019
5.000% due 07/01/2034	1,000	1,040

		6,920

MICHIGAN 6.2%

Allegan Public Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2023
5.000% due 05/01/2044	2,640	2,731

Clarkston Community Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2023
5.000% due 05/01/2047	2,500	2,604

Gibraltar School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2024
5.000% due 05/01/2048	705	736

Holly Area School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022
5.000% due 05/01/2044	3,240	3,383

Jenison Public Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2024
5.000% due 05/01/2049	535	551

Lansing School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022
5.000% due 05/01/2046	3,650	3,805

Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
5.000% due 11/15/2047	2,430	2,478

20	MUNICIPAL VALUE FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Saginaw City School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2021
4.000% due 05/01/2050	$750	$677

		16,965

MISSOURI 5.7%

Andrew County Reorganized School District No 3, Missouri Certificates of Participation Bonds, (BAM Insured), Series 2023
4.500% due 04/15/2048	2,275	2,269

Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Bonds, Series 2019
5.000% due 10/01/2044	2,225	2,291

Blue Springs, Missouri Revenue Bonds, Series 2022
5.000% due 08/01/2052	2,500	2,561

Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2019
5.000% due 03/01/2037	2,930	3,011

Marshall School District, Missouri Certificates of Participation Bonds, (BAM Insured), Series 2023
5.000% due 03/01/2049	2,000	2,065

Orchard Farm, Missouri School Board Certificates of Participation Bonds, Series 2022
5.500% due 04/01/2047	3,000	3,174

		15,371

MULTI-STATE 2.2%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
0.000% due 12/25/2036	2,942	2,933
3.721% due 01/25/2040	2,949	2,928

		5,861

NEBRASKA 1.5%

Fremont School District, Nebraska General Obligation Bonds, (AGM Insured), Series 2023
5.000% due 12/15/2048	2,925	3,069

Southeast Community College Area, Nebraska Certificates of Participation Bonds, Series 2023
4.500% due 12/15/2053	1,000	985

		4,054

NEW HAMPSHIRE 1.8%

New Hampshire Business Finance Authority Revenue Bonds, (BAM Insured), Series 2023
5.250% due 12/01/2041	1,450	1,543

New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 07/01/2055	3,000	3,364

		4,907

NEW JERSEY 0.4%

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2044	1,000	1,015

NEW YORK 4.6%

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.000% due 02/01/2047	2,535	2,617

New York State Dormitory Authority Revenue Bonds, Series 2022
5.000% due 05/01/2052	2,500	2,564

Schenectady County Capital Resource Corp. Union College Project, New York Revenue Bonds Series 2022
5.250% due 07/01/2052	1,000	1,062

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021
5.000% due 05/15/2051	$5,000	$5,142

Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023
5.000% due 12/15/2050	1,000	1,055

		12,440

NORTH CAROLINA 1.6%

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2013
5.000% due 01/15/2039	4,450	4,458

OHIO 7.3%

Akron City School District, Ohio Certificates of Participation Bonds, (AGM Insured), Series 2023
5.000% due 08/01/2053	1,000	1,024

Amherst Exempted Village School District, Ohio Certificates of Participation Bonds, Series 2024
5.000% due 12/01/2049	1,000	1,028

Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025
5.500% due 01/01/2050	3,000	3,166

Coshocton County, Ohio General Obligation Bonds, Series 2023
5.000% due 12/01/2048	3,405	3,464

Lake County, Ohio General Obligation Bonds, Series 2024
5.000% due 12/01/2050	2,000	2,047

Lake Local School District/Wood County, Ohio General Obligation Bonds, Series 2022
4.000% due 12/01/2051	1,500	1,347

Princeton City School District, Ohio Certificates of Participation Bonds, Series 2024
5.000% due 12/01/2049	500	512
5.000% due 12/01/2053	2,465	2,510

Toledo City School District, Ohio Certificates of Participation Bonds, (BAM Insured), Series 2024
5.000% due 12/01/2048	1,000	1,045

Tolles Career & Technical Center, Ohio Certificates of Participation Bonds, Series 2024
5.250% due 12/01/2049	2,640	2,740

Warren City School District, Ohio Certificates of Participation Bonds, Series 2023
4.625% due 12/01/2052	1,000	951

		19,834

OKLAHOMA 1.0%

Oklahoma Water Resources Board State Loan Program Revenue Bonds, Series 2022
5.000% due 10/01/2047	2,500	2,648

OREGON 1.7%

Crook County, Oregon General Obligation Bonds, Series 2022
0.000% due 06/01/2042 (c)	3,775	3,583

Washington County, Oregon School District No 13 Banks General Obligation Bonds, Series 2024
0.000% due 06/15/2044 (b)	2,500	973

		4,556

PENNSYLVANIA 11.9%

Altoona Area School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2018
5.000% due 12/01/2039	2,375	2,403

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2039	1,000	939

Commonwealth of Pennsylvania Certificates of Participation Bonds, Series 2018
5.000% due 07/01/2043	3,200	3,267

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dallastown Area, Pennsylvania School District General Obligation Bonds, Series 2022
5.000% due 03/15/2040	$1,750	$1,830
5.000% due 03/15/2041	1,750	1,821

Keystone Central School District, Pennsylvania General Obligation Bonds, (BAM Insured), Series 2023
4.375% due 02/15/2049	2,000	1,905

Lancaster County, Pennsylvania Convention Center Authority Revenue Bonds, Series 2022
4.000% due 05/01/2049	2,000	1,819

Manheim Central School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2022
5.000% due 04/01/2041	2,505	2,599

Mechanicsburg Area School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2023
5.000% due 05/15/2048	1,770	1,824

Middletown Area School District, Pennsylvania General Obligation Bonds, (BAM Insured), Series 2025
5.000% due 03/01/2045 (a)	1,000	1,032

Muhlenberg School District, Pennsylvania General Obligation Bonds, Series 2024
5.000% due 05/15/2049	1,000	1,030

Palmyra Area School District, Pennsylvania General Obligation Bonds, Series 2024
5.000% due 06/01/2049	1,375	1,411

Pennsylvania Turnpike Commission Revenue Bonds, Series 2015
5.000% due 12/01/2040	1,000	1,005
5.000% due 12/01/2045	3,750	3,765

Pennsylvania Turnpike Commission Revenue Bonds, Series 2016
5.000% due 12/01/2041	2,600	2,623

Pennsylvania Turnpike Commission Revenue Bonds, Series 2017
5.000% due 12/01/2042	2,050	2,084
5.000% due 12/01/2047	1,000	1,014

		32,371

TEXAS 10.6%

Angleton Independent School District, Texas General Obligation Bonds, (BAM Insured), Series 2023
4.000% due 02/15/2047	1,000	927

Aubrey, Texas General Obligation Bonds, (AGC Insured), Series 2024
4.000% due 02/15/2049	2,000	1,829

Austin, Texas Airport System Revenue Bonds, Series 2022
5.250% due 11/15/2047	1,725	1,779

Bell County, Texas Water Control & Improvement District No 1 Revenue Bonds, (BAM Insured), Series 2024
4.500% due 07/10/2046	1,500	1,451

Bexar County Texas Hospital District, General Obligation Bonds, Series 2023
5.000% due 02/15/2048	1,000	1,035

Brownsville, Texas General Obligation Bonds, Series 2018
5.000% due 02/15/2043	1,000	1,002

City of Georgetown, Texas Utility System Revenue Bonds, (AGM Insured), Series 2022
5.000% due 08/15/2042	4,000	4,180

Goose Creek Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019
4.500% due 10/01/2049	2,000	1,994

Gulf Coast Water Authority, Texas Revenue Bonds, Series 2023
4.500% due 08/15/2052	1,240	1,207

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 07/01/2052	2,500	2,558

Little Elm Independent School District, Texas General Obligation Bonds, Series 2023
4.000% due 08/15/2048	1,945	1,807

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	21

Schedule of Investments	PIMCO National Municipal Opportunistic Value Fund	(Cont.)	March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
4.125% due 05/15/2049	$1,260	$1,181

North Texas Tollway Authority Revenue Bonds, Series 2017
5.000% due 01/01/2043	2,345	2,389

Palacios Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
4.000% due 02/15/2051	1,500	1,384

Tarrant County, Texas Hospital District General Obligation Bonds, Series 2023
4.250% due 08/15/2048	2,280	2,147

Waller Consolidated Independent School District, Texas General Obligation Bonds, (BAM Insured), Series 2023
4.000% due 02/15/2048	2,000	1,815

		28,685

UTAH 0.9%

Salt Lake City, Utah Airport Revenue Bonds, Series 2021
5.000% due 07/01/2037	1,000	1,040

South Utah Valley Solid Waste District Revenue Bonds, Series 2022
5.000% due 04/15/2047	1,450	1,494

		2,534

VIRGINIA 1.0%

Fairfax County, Virginia Redevelopment & Housing Authority Revenue Bonds, (FHA Insured), Series 2007
4.750% due 04/01/2038	2,775	2,781

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 2.3%

Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, (NPFGC Insured), Series 1998
4.750% due 02/01/2028	$800	$804

Port of Seattle, Washington Revenue Bonds, Series 2018
5.000% due 05/01/2043	4,000	4,054

Public Hospital District 1A of Whitman County, Washington General Obligation Bonds, Series 2023
5.000% due 12/01/2053	1,250	1,289

		6,147

Total Municipal Bonds & Notes (Cost $273,546)		269,839

	SHARES
SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

Fidelity Investments Money Market Government Portfolio, Class I
4.410% (d)	94,030	94

Total Short-Term Instruments (Cost $94)		94

Total Investments in Securities (Cost $273,640)		269,933

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	8,828	$86

Total Short-Term Instruments (Cost $86)		86

Total Investments in Affiliates (Cost $86)		86

Total Investments 99.4% (Cost $273,726)		$270,019

Other Assets and Liabilities, net 0.6%		1,646

Net Assets 100.0%		$271,665

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Security becomes interest bearing at a future date.

(d)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$5,904	$0	$5,904
Arizona	0	4,234	0	4,234
Arkansas	0	4,121	0	4,121
California	0	2,002	0	2,002
Colorado	0	5,032	0	5,032
District of Columbia	0	3,500	0	3,500
Florida	0	14,184	0	14,184
Georgia	0	4,951	0	4,951
Hawaii	0	6,856	0	6,856
Illinois	0	34,506	0	34,506
Kansas	0	2,063	0	2,063
Louisiana	0	5,054	0	5,054
Maine	0	5,250	0	5,250
Maryland	0	635	0	635
Massachusetts	0	6,920	0	6,920
Michigan	0	16,965	0	16,965
Missouri	0	15,371	0	15,371
Multi-State	0	5,861	0	5,861
Nebraska	0	4,054	0	4,054
New Hampshire	0	4,907	0	4,907

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
New Jersey	$0	$1,015	$0	$1,015
New York	0	12,440	0	12,440
North Carolina	0	4,458	0	4,458
Ohio	0	19,834	0	19,834
Oklahoma	0	2,648	0	2,648
Oregon	0	4,556	0	4,556
Pennsylvania	0	32,371	0	32,371
Texas	0	28,685	0	28,685
Utah	0	2,534	0	2,534
Virginia	0	2,781	0	2,781
Washington	0	6,147	0	6,147
Short-Term Instruments
Mutual Funds	94	0	0	94

	$94	$269,839	$0	$269,933

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$86	$0	$0	$86

Total Investments	$180	$269,839	$0	$270,019

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

22	MUNICIPAL VALUE FUNDS	See Accompanying Notes

Notes to Financial Statements	March 31, 2025

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

In this reporting period, each Fund adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280)-Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	23

Notes to Financial Statements	(Cont.)

non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO California Municipal Intermediate Value Fund	Daily	Monthly

PIMCO California Municipal Opportunistic Value Fund	Daily	Monthly

PIMCO National Municipal Intermediate Value Fund	Daily	Monthly

PIMCO National Municipal Opportunistic Value Fund	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(c) New Accounting Pronouncements and Regulatory Updates In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Funds’ annual and semiannual financial and other information in

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connection with the rule amendments and has determined that there was no material impact to the Funds’ financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Funds’ financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivative instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after

December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	25

Notes to Financial Statements	(Cont.)

by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

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(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	27

Notes to Financial Statements	(Cont.)

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO California Municipal Intermediate Value Fund	$1,098	$8,052	$(7,901)	$1	$0	$1,250	$52	$0

PIMCO California Municipal Opportunistic Value Fund	20,949	108,308	(112,100)	11	(2)	17,166	919	0

PIMCO National Municipal Intermediate Value Fund	7,125	31,661	(38,200)	6	(2)	590	165	0
PIMCO National Municipal Opportunistic Value Fund	14,233	98,544	(112,700)	12	(3)	86	452	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional

(i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

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5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2025, the Funds did not participate in the Interfund Lending Program.

6. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Risks	PIMCO California Municipal Intermediate Value Fund	PIMCO California Municipal Opportunistic Value Fund	PIMCO National Municipal Intermediate Value Fund	PIMCO National Municipal Opportunistic Value Fund

Small Fund	X	—	—	—

Interest Rate	X	X	X	X

Call	X	X	X	X

Credit	X	X	X	X

Market	X	X	X	X

Issuer	X	X	X	X

Liquidity	X	X	X	X

Income	X	X	X	X

Extension	X	X	X	X

Prepayment	X	X	X	X

When-Issued Securities	X	X	X	X

Issuer Non-Diversification	—	X	—	X

Management	X	X	X	X

Municipal Instruments	X	X	X	X

California and Single State Municipal Securities	X	X	—	—

Single State Municipal Securities	—	—	X	X

Municipal Project-Specific	X	X	X	X

Floating Rate Securities	X	X	X	X

Tax-Exempt Status	X	X	X	X

Taxation	X	X	X	X

U.S. Treasury and Agency Securities	X	X	X	X

General Obligation Bond	X	X	X	X

AMT Bonds	X	X	X	X

Lease Revenue Bond	X	X	X	X

Revenue Bond	X	X	X	X

Zero Coupon Bond	X	X	X	X

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	29

Notes to Financial Statements	(Cont.)

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions by investors.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Income Risk is the risk that when interest rates fall, a Fund’s income may decline. This decline can occur because a Fund may invest in lower-yielding bonds as bonds in its portfolio mature.

Extension Risk is the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of a Fund’s investment in such securities and may prevent a Fund from receiving higher interest rates on proceeds reinvested.

Prepayment Risk is the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in a Fund foregoing future interest income on the portion of the principal repaid early and may result in a Fund being forced to reinvest investment proceeds at lower interest rates.

When-Issued Securities Risk is the risks related to municipal securities issued on a when-issued basis, where payment and delivery take place at a future date beyond the normal settlement date. Because the market price of the security may fluctuate during the time before payment and delivery, a Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. In addition, interest is not generally paid on when-issued securities until settlement.

Issuer Non-Diversification Risk is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are

“non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Municipal Instruments Risk is the risk that a Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal instruments to pay interest or repay principal.

California and Single State Municipal Securities Risk is the risk that because a Fund invests primarily in California Municipal Bonds but may

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March 31, 2025

invest more than 25% of its net assets in municipal instruments the principal and interest payments of which are paid by obligors located in a single state, other than California, it is more exposed to the impact of legislative, tax, and political changes within those states than a fund that invests more widely.

Single State Municipal Securities Risk is the risk that because a Fund may invest a significant portion of its assets in municipal securities of a particular state, it may be more exposed to the impact of legislative, tax, and political changes within that state than a fund that invests more widely.

Municipal Project-Specific Risk is the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in bonds from issuers in a single state.

Floating Rate Securities Risk is the risk of investing in floating rate notes, which generally carry lower yields than fixed notes of the same maturity. Securities with variable or floating interest rates may be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or at the same pace, as interest rates in general. The interest rate for a floating rate note occasionally adjusts or resets by reference to a benchmark interest rate. Benchmark interest rates, such as London Interbank Offered Rate (“LIBOR”), may not precisely track market interest rates. In general, securities with longer durations tend to be more sensitive to interest rate changes, which may make them more volatile than securities with shorter durations.

Tax-Exempt Status Risk is the risk that reclassifications or legislative or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively, subjecting you to increased tax liability.

Taxation Risk is the risk that to the extent that a Fund invests in securities the income from which is not tax-exempt, your share of income from such investments will be taxable for state and/or federal income tax purposes. Although a Fund seeks to invest primarily in securities that are not subject to regular federal income tax and, for the PIMCO California Municipal Intermediate Value Fund and the PIMCO California Municipal Opportunistic Value Fund only, California state income tax, a Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax.

U.S. Treasury and Agency Securities Risk is the risk of investing in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities, which may be backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities.

General Obligation Bond Risk is the risk of investing in general obligation bonds, which are generally secured by the obligor’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors.

AMT Bonds Risk is the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose a Fund to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. For shareholders subject to the federal alternative minimum tax, a portion of a Fund’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

Lease Revenue Bond Risk is the risk of investing in lease revenue bonds and other municipal lease obligations, which may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund. There have also been certain legal challenges to the use of lease revenue bonds in various states.

Revenue Bond Risk is the risk of investing in revenue bonds, which are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which a Fund invests may entail greater credit risk than a Fund’s investments in general obligation bonds.

Zero Coupon Bond Risk is the risk of investing in zero coupon bonds, in which the market prices are more volatile than the market prices of securities that pay interest on a regular basis. Since a Fund will not receive cash payments earned on these securities on a current basis, a Fund may be required to make distributions from other sources. This may result in higher portfolio turnover rates and the sale of securities at a time that is less favorable.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial,

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	31

Notes to Financial Statements	(Cont.)

economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

7. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

32	MUNICIPAL VALUE FUNDS

March 31, 2025

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for the Institutional Class, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to the Institutional Class):

Fund Name	Investment Advisory Fee		Supervisory and Administrative Fee
PIMCO California Municipal Intermediate Value Fund	0.30%	(1)	0.20%
PIMCO California Municipal Opportunistic Value Fund	0.37%	(2)(3)	0.23%
PIMCO National Municipal Intermediate Value Fund	0.30%	(1)	0.20%

PIMCO National Municipal Opportunistic Value Fund	0.37%	(2)(3)	0.23%

(1)	PIMCO has contractually agreed, through July 31, 2025, to reduce its advisory fee by 0.11% of the average daily net assets of the Fund.
(2)	PIMCO had contractually agreed, through July 31, 2024, to reduce its advisory fee by 0.03% of the average daily net assets of the Fund.
(3)	Effective August 1, 2024, the Fund’s Investment Advisory Fee was reduced by 0.03% to 0.37% per annum.

(c) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit ; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(d) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(e) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of March 31, 2025, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive its advisory fee by 0.11% of the average daily net assets of the PIMCO California Municipal Intermediate Value Fund and PIMCO National Municipal Intermediate Value Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. PIMCO may not recoup these waivers.

PIMCO had contractually agreed, through July 31, 2024, to waive its advisory fee by 0.03% of the average daily net assets of the PIMCO

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	33

Notes to Financial Statements	(Cont.)

California Municipal Opportunistic Value Fund and PIMCO National Municipal Opportunistic Value Fund.

Pursuant to the Expense Limitation Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of March 31, 2025, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO California Municipal Intermediate Value Fund	$29

PIMCO California Municipal Opportunistic Value Fund	27

PIMCO National Municipal Intermediate Value Fund	110

PIMCO National Municipal Opportunistic Value Fund	31

†	A zero balance may reflect actual amounts rounding to less than one thousand.

8. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 7, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

9. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

10. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO California Municipal Intermediate Value Fund	$0	$0	$6,050	$6,650

PIMCO California Municipal Opportunistic Value Fund	1,561	0	46,829	56,723

PIMCO National Municipal Intermediate Value Fund	0	0	24,687	56,892

PIMCO National Municipal Opportunistic Value Fund	0	0	57,471	77,040

†	A zero balance may reflect actual amounts rounding to less than one thousand.

34	MUNICIPAL VALUE FUNDS

March 31, 2025

11. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO California Municipal Intermediate Value Fund				PIMCO California Municipal Opportunistic Value Fund

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Fund Share Transactions:

Receipts for shares sold

Institutional Class	326	$3,264	1,233	$11,999	6,362	$62,552	10,478	$101,480
Issued as reinvestment of distributions

Institutional Class	65	651	55	544	899	8,837	815	7,927
Cost of shares redeemed

Institutional Class	(528)	(5,287)	(1,197)	(11,793)	(8,939)	(87,688)	(8,073)	(77,932)

Net increase (decrease) resulting from Fund share transactions	(137)	$(1,372)	91	$750	(1,678)	$(16,299)	3,220	$31,475

	PIMCO National Municipal Intermediate Value Fund				PIMCO National Municipal Opportunistic Value Fund

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Fund Share Transactions:

Receipts for shares sold

Institutional Class	372	$3,735	2,310	$22,991	4,173	$40,970	6,948	$67,501
Issued as reinvestment of distributions

Institutional Class	283	2,834	285	2,837	1,075	10,557	1,034	10,056
Cost of shares redeemed

Institutional Class	(4,558)	(45,838)	(3,767)	(37,382)	(9,101)	(89,176)	(7,069)	(68,419)

Net increase (decrease) resulting from Fund share transactions	(3,903)	$(39,269)	(1,172)	$(11,554)	(3,853)	$(37,649)	913	$9,138

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of March 31, 2025. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

Fund Name	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO California Municipal Intermediate Value Fund	2	0	97%	0%

PIMCO California Municipal Opportunistic Value Fund	1	0	90%	0%

PIMCO National Municipal Intermediate Value Fund	2	0	99%	0%

PIMCO National Municipal Opportunistic Value Fund	1	0	96%	0%

12. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

13. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	35

Notes to Financial Statements	(Cont.)

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO California Municipal Intermediate Value Fund	$13	$0	$0	$(246)	$0	$(1,810)	$0	$0	$(2,043)

PIMCO California Municipal Opportunistic Value Fund	6	0	0	(1,145)	0	(1,023)	0	0	(2,162)

PIMCO National Municipal Intermediate Value Fund	0	0	0	(1,057)	0	(7,138)	0	0	(8,195)

PIMCO National Municipal Opportunistic Value Fund	5	0	0	(3,707)	(1)	(565)	0	0	(4,268)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)	Adjusted for open wash sale loss deferrals.
(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through March 31, 2025, which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2024 through March 31, 2025 and Ordinary losses realized during the period January 1, 2025 through March 31, 2025 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2025, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO California Municipal Intermediate Value Fund	$96	$1,714

PIMCO California Municipal Opportunistic Value Fund	502	521

PIMCO National Municipal Intermediate Value Fund	2,092	5,046

PIMCO National Municipal Opportunistic Value Fund	110	455

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO California Municipal Intermediate Value Fund	$26,329	$180	$(426)	$(246)

PIMCO California Municipal Opportunistic Value Fund	247,773	1,695	(2,840)	(1,145)

PIMCO National Municipal Intermediate Value Fund	81,744	321	(1,378)	(1,057)

PIMCO National Municipal Opportunistic Value Fund	273,726	1,418	(5,125)	(3,707)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)	Adjusted for open wash sale loss deferrals.

36	MUNICIPAL VALUE FUNDS

March 31, 2025

For the fiscal years ended March 31, 2025 and March 31, 2024, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2025				March 31, 2024

	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO California Municipal Intermediate Value Fund	$616	$35	$0	$0	$475	$69	$0	$0

PIMCO California Municipal Opportunistic Value Fund	8,108	729	0	0	6,957	982	0	0

PIMCO National Municipal Intermediate Value Fund	2,692	155	0	0	2,424	457	0	0

PIMCO National Municipal Opportunistic Value Fund	10,087	480	0	0	9,280	785	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

14. SUBSEQUENT EVENTS

PIMCO has provided notice terminating the current fee waiver agreement for the PIMCO California Municipal Intermediate Value Fund and PIMCO National Municipal Intermediate Value Fund (each, a “Fund” and together, the “Funds”), effective as of the end of the current term, July 31, 2025 (“Current Fee Waiver”). PIMCO has proposed, and the Funds’ Board has approved, a new fee waiver agreement for the Funds that shall become effective on August 1, 2025 and shall have a one-month term through August 31, 2025 (“New Fee Waiver”). Both the Current Fee Waiver and New Fee Waiver require that PIMCO shall waive its advisory fee for each Fund by 0.11% of the average daily net assets attributable to the applicable Fund. The New Fee Waiver will not automatically renew at the end of its term and shall expire after August 31, 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	37

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (four of the funds constituting PIMCO Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2025 and each of the financial highlights for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2025

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

38	MUNICIPAL VALUE FUNDS

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Currency Abbreviations:

USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:

AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.

AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund

AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund

BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.

CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	39

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended March 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO California Municipal Intermediate Value Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0210	$0.0000	$0.0000	$0.0210

November 2024	$0.0219	$0.0000	$0.0000	$0.0219

December 2024	$0.0204	$0.0000	$0.0000	$0.0204

January 2025	$0.0223	$0.0000	$0.0000	$0.0223

February 2025	$0.0219	$0.0000	$0.0000	$0.0219

March 2025	$0.0194	$0.0000	$0.0000	$0.0194

PIMCO California Municipal Opportunistic Value Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0278	$0.0000	$0.0000	$0.0278

November 2024	$0.0286	$0.0000	$0.0000	$0.0286

December 2024	$0.0274	$0.0000	$0.0000	$0.0274

January 2025	$0.0282	$0.0000	$0.0000	$0.0282

February 2025	$0.0276	$0.0000	$0.0000	$0.0276

March 2025	$0.0257	$0.0000	$0.0000	$0.0257

PIMCO National Municipal Intermediate Value Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0239	$0.0000	$0.0000	$0.0239

November 2024	$0.0245	$0.0000	$0.0000	$0.0245

December 2024	$0.0247	$0.0000	$0.0000	$0.0247

January 2025	$0.0257	$0.0000	$0.0000	$0.0257

February 2025	$0.0256	$0.0000	$0.0000	$0.0256

March 2025	$0.0238	$0.0000	$0.0000	$0.0238

PIMCO National Municipal Opportunistic Value Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0284	$0.0000	$0.0000	$0.0284

November 2024	$0.0296	$0.0000	$0.0000	$0.0296

December 2024	$0.0284	$0.0000	$0.0000	$0.0284

January 2025	$0.0297	$0.0000	$0.0000	$0.0297

February 2025	$0.0293	$0.0000	$0.0000	$0.0293

March 2025	$0.0269	$0.0000	$0.0000	$0.0269

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

40	MUNICIPAL VALUE FUNDS

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2025 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Funds intend to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO California Municipal Intermediate Value Fund	0.00%	0.00%	$651	$0

PIMCO California Municipal Opportunistic Value Fund	0.00%	0.00%	8,837	0

PIMCO National Municipal Intermediate Value Fund	0.00%	0.00%	2,847	0

PIMCO National Municipal Opportunistic Value Fund	0.00%	0.00%	10,567	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	41

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable

42	MUNICIPAL VALUE FUNDS

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal – Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	35,155,639,503.71	541,564,301.84

Kimberley G. Stafford†	35,335,546,173.41	361,657,632.15

Michael J. Berchtold	35,329,119,814.53	368,083,991.02

Jennifer Holden Dunbar	35,291,747,375.28	405,456,430.27

Kym M. Hubbard	35,275,801,900.63	421,401,904.92

Gary F. Kennedy	32,867,722,905.96	2,829,480,899.59

Anne K. Kratky	35,267,192,460.47	430,011,345.09

Steven Lipiner	35,327,604,784.63	369,599,020.93

Peter B. McCarthy	34,965,645,653.53	731,558,152.02

Ronald C. Parker	35,126,210,479.41	570,993,326.14

†	Interested Trustee

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	43

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

44	MUNICIPAL VALUE FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive,

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSMUNIVALFSTMAR_033125

PIMCO FUNDS

Annual Financial and Other Information

March 31, 2025

International Bond Funds

PIMCO Emerging Markets Bond Fund

PIMCO Emerging Markets Corporate Bond Fund

PIMCO Emerging Markets Currency and Short-Term Investments Fund

PIMCO Emerging Markets Full Spectrum Bond Fund

PIMCO Emerging Markets Local Currency and Bond Fund

PIMCO Global Advantage® Strategy Bond Fund

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

PIMCO International Bond Fund (Unhedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Currency and Short-Term Investments Fund, PIMCO Emerging Markets Full Spectrum Bond Fund, PIMCO Emerging Markets Local Currency and Bond Fund, PIMCO Global Advantage® Strategy Bond Fund, PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) and PIMCO International Bond Fund (Unhedged) (each, a “Fund” and collectively, the “Funds”).

The PIMCO Emerging Markets Full Spectrum Bond Fund may invest its assets in funds of the Trust and funds of PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and other affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (collectively, “Acquired Funds”). To the extent Underlying PIMCO Funds of the Trust or PIMCO Equity Series are held, Institutional Class or Class M shares will be held. The cost of investing in the PIMCO Emerging Markets Full Spectrum Bond Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

2	PIMCO INTERNATIONAL BOND FUNDS

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Certain instruments in which a Fund may invest have historically referenced the London Interbank Offered Rate (“LIBOR”) to, among other things, determine payment obligations, financing terms, hedging strategies or investment value. LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. As of June 30, 2023, LIBOR was determined to be no longer representative but certain settings of LIBOR continued to be published synthetically until September 30, 2024. Publication of all LIBOR settings has since permanently ceased. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop (e.g., the Secured Overnight Financing Rate (SOFR) for USD-LIBOR). While the transition from LIBOR has been substantially completed, there remains residual risks associated with the transition that may impact markets or particular investments and, as such, the full impact of the transition on a Fund or the financial instruments in which a Fund invests cannot yet be fully determined. For example, so-called “tough legacy” contracts have LIBOR interest rate provisions with no fallback provisions contemplating the permanent discontinuation of LIBOR, fallback provisions which may have not effectively resulted in a transition away from LIBOR prior to LIBOR’s replacement date or otherwise have inadequate fallback provisions. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on SOFR for tough legacy contracts governed by U.S. law. On February 27, 2023, the Federal Reserve System’s final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts. Certain of a Fund’s investments may have involved individual tough legacy contracts which may be subject to the Adjustable Interest Rate (LIBOR) Act or were subject to synthetic LIBOR and no assurances can be given that these measures will have had the intended effects.

A Fund may have investments in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, regional armed conflict and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions, export and import controls and other similar measures may be imposed by the United States and/or other countries. Other similar measures may include, but are not limited to,

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	3

Important Information About the Funds	(Cont.)

banning or expanding bans on Russia or certain persons or entities associated with Russia from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing Russian assets or those of particular countries, entities or persons with ties to Russia (e.g. Belarus). Such sanctions and other similar measures — which may impact companies in many sectors, including energy, financial services, technology, accounting, quantum computing, shipping, aviation, metals and mining, and defense, among others — and Russia’s countermeasures may negatively impact a Fund’s performance and/or ability to achieve its investment objective. For example, certain investments may be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited, securities markets close, or market participants cease transacting in certain investments in light of geopolitical events, sanctions or related considerations), which could render any such securities held by a Fund unmarketable for an indefinite period of time and/or cause the Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions. In addition, such sanctions or other similar measures, and the Russian government’s response, could result in a downgrade of Russia’s credit rating or of securities of issuers located in or economically tied to Russia, devaluation of Russia’s currency and/or increased volatility with respect to Russian securities and the ruble. Moreover, disruptions caused by Russian military action or other actions (including cyberattacks, espionage or other asymmetric measures) or resulting actual or threatened responses to such activity may impact Russia’s economy and Russian and other issuers of securities in which a Fund is invested. Such resulting actual or threatened responses may include, but are not limited to, purchasing and financing restrictions, withdrawal of financial intermediaries, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs export and import controls, or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians. Any actions by Russia made in response to such sanctions or retaliatory measures could further impair the value and liquidity of Fund investments. Sanctions and other similar measures have resulted in defaults on debt obligations by certain corporate issuers and the Russian Federation that could lead to cross-defaults or cross-accelerations on other obligations of these issuers. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices and trading. These issues can be magnified as a result of sanctions and other similar measures that may be imposed and the Russian government’s response. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks. Prior to the implementation of the National Settlement Depository (“NSD”), a recognized central securities depository, there was no central registration system for equity share registration in Russia, and registration was carried out by either the issuers themselves or by registrars located throughout Russia. Title to Russian equities held through the NSD is now based on the records of the NSD and not the registrars. Although the implementation of the NSD has enhanced the efficiency and transparency of the Russian securities market, issues resulting in loss can still occur. In addition, sanctions or Russian countermeasures may prohibit or limit a Fund’s ability to participate in corporate actions, and therefore require the Fund to forego voting on or receiving funds that would otherwise be beneficial to the Fund. Ownership of securities issued by Russian companies that are not held through depositories such as the NSD may be recorded by companies themselves and by registrars. In such cases, the risk is increased that a Fund could lose ownership rights through fraud, negligence or oversight. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. In addition, sanctions or Russian countermeasures may prohibit or limit a Fund’s ability to participate in corporate actions, and therefore require the Fund to forego voting on or receiving funds that would otherwise be beneficial to the Fund. To the extent that a Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, minerals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices, and to sanctions or other actions that may be directed at the Russian economy as a whole or at Russian oil, natural gas, metals, minerals or timber industries.

Russia has attempted, and may attempt in the future, to assert its influence in the region through economic or military measures. For example, in February 2022, Russia launched a large-scale invasion of Ukraine. Such measures may have an adverse effect on the Russian economy, which may, in turn, negatively impact a Fund. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In addition, there is the risk that the Russian government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls may prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.

Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In addition, there is the risk that the Russian government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls may prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.

4	PIMCO INTERNATIONAL BOND FUNDS

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Diversification Status
PIMCO Emerging Markets Bond Fund	07/31/97	07/31/97	04/30/08	04/27/18	—	07/31/97	07/31/97	Diversified
PIMCO Emerging Markets Corporate Bond Fund	07/01/09	07/01/09	—	—	—	—	—	Diversified
PIMCO Emerging Markets Currency and Short-Term Investments Fund	05/31/05	05/31/05	04/30/08	—	—	05/31/05	—	Diversified
PIMCO Emerging Markets Full Spectrum Bond Fund	02/25/13	02/25/13	—	—	—	—	—	Diversified
PIMCO Emerging Markets Local Currency and Bond Fund	12/29/06	12/29/06	05/30/08	04/27/18	—	07/31/07	07/31/07	Non-diversified
PIMCO Global Advantage® Strategy Bond Fund	02/05/09	02/05/09	—	—	—	02/05/09	—	Diversified
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	10/02/95	02/25/98	04/30/08	—	—	10/02/95	10/02/95	Non-diversified
PIMCO International Bond Fund (Unhedged)	04/30/04	04/30/04	04/30/08	04/27/18	02/28/06	07/30/04	07/30/04	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	5

Important Information About the Funds	(Cont.)

at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivative instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

6	PIMCO INTERNATIONAL BOND FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	7

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Emerging Markets Bond Fund
Institutional Class

03/31/2025	$8.45	$0.61	$0.07	$0.68	$(0.61)	$0.00	$0.00	$(0.61)

03/31/2024	8.04	0.49	0.42	0.91	(0.44)	0.00	(0.06)	(0.50)

03/31/2023	9.29	0.43	(1.06)	(0.63)	(0.62)	0.00	0.00	(0.62)

03/31/2022	10.27	0.42	(0.96)	(0.54)	(0.44)	0.00	0.00	(0.44)

03/31/2021	9.20	0.43	1.09	1.52	(0.45)	0.00	0.00	(0.45)
I-2

03/31/2025	8.45	0.59	0.08	0.67	(0.60)	0.00	0.00	(0.60)

03/31/2024	8.04	0.49	0.42	0.91	(0.44)	0.00	(0.06)	(0.50)

03/31/2023	9.29	0.42	(1.06)	(0.64)	(0.61)	0.00	0.00	(0.61)

03/31/2022	10.27	0.41	(0.96)	(0.55)	(0.43)	0.00	0.00	(0.43)

03/31/2021	9.20	0.42	1.09	1.51	(0.44)	0.00	0.00	(0.44)
I-3

03/31/2025	8.45	0.60	0.07	0.67	(0.60)	0.00	0.00	(0.60)

03/31/2024	8.04	0.49	0.41	0.90	(0.43)	0.00	(0.06)	(0.49)

03/31/2023	9.29	0.42	(1.06)	(0.64)	(0.61)	0.00	0.00	(0.61)

03/31/2022	10.27	0.41	(0.97)	(0.56)	(0.42)	0.00	0.00	(0.42)

03/31/2021	9.20	0.41	1.09	1.50	(0.43)	0.00	0.00	(0.43)
Class A

03/31/2025	8.45	0.58	0.07	0.65	(0.58)	0.00	0.00	(0.58)

03/31/2024	8.04	0.47	0.41	0.88	(0.41)	0.00	(0.06)	(0.47)

03/31/2023	9.29	0.40	(1.06)	(0.66)	(0.59)	0.00	0.00	(0.59)

03/31/2022	10.27	0.39	(0.97)	(0.58)	(0.40)	0.00	0.00	(0.40)

03/31/2021	9.20	0.39	1.09	1.48	(0.41)	0.00	0.00	(0.41)
Class C

03/31/2025	8.45	0.52	0.07	0.59	(0.52)	0.00	0.00	(0.52)

03/31/2024	8.04	0.41	0.41	0.82	(0.35)	0.00	(0.06)	(0.41)

03/31/2023	9.29	0.33	(1.05)	(0.72)	(0.53)	0.00	0.00	(0.53)

03/31/2022	10.27	0.31	(0.97)	(0.66)	(0.32)	0.00	0.00	(0.32)

03/31/2021	9.20	0.31	1.09	1.40	(0.33)	0.00	0.00	(0.33)

PIMCO Emerging Markets Corporate Bond Fund
Institutional Class

03/31/2025	$9.02	$0.50	$0.17	$0.67	$(0.51)	$0.00	$0.00	$(0.51)

03/31/2024	8.91	0.43	0.13	0.56	(0.45)	0.00	0.00	(0.45)

03/31/2023	9.42	0.35	(0.49)	(0.14)	(0.37)	0.00	0.00	(0.37)

03/31/2022	10.83	0.36	(1.41)	(1.05)	(0.36)	0.00	0.00	(0.36)

03/31/2021	9.44	0.41	1.38	1.79	(0.40)	0.00	0.00	(0.40)

PIMCO Emerging Markets Currency and Short-Term Investments Fund
Institutional Class

03/31/2025	$7.38	$0.49	$(0.17)	$0.32	$(0.51)	$0.00	$0.00	$(0.51)

03/31/2024	7.51	0.49	(0.10)	0.39	(0.35)	0.00	(0.17)	(0.52)

03/31/2023	7.68	0.26	(0.16)	0.10	(0.08)	0.00	(0.19)	(0.27)

03/31/2022	7.91	0.22	(0.33)	(0.11)	(0.12)	0.00	0.00	(0.12)

03/31/2021	7.04	0.22	0.75	0.97	0.00	0.00	(0.10)	(0.10)
I-2

03/31/2025	7.38	0.48	(0.16)	0.32	(0.51)	0.00	0.00	(0.51)

03/31/2024	7.51	0.48	(0.10)	0.38	(0.34)	0.00	(0.17)	(0.51)

03/31/2023	7.68	0.28	(0.18)	0.10	(0.08)	0.00	(0.19)	(0.27)

03/31/2022	7.91	0.22	(0.34)	(0.12)	(0.11)	0.00	0.00	(0.11)

03/31/2021	7.04	0.22	0.74	0.96	0.00	0.00	(0.09)	(0.09)
Class A

03/31/2025	7.38	0.46	(0.17)	0.29	(0.48)	0.00	0.00	(0.48)

03/31/2024	7.51	0.46	(0.10)	0.36	(0.32)	0.00	(0.17)	(0.49)

03/31/2023	7.68	0.24	(0.17)	0.07	(0.05)	0.00	(0.19)	(0.24)

03/31/2022	7.91	0.19	(0.33)	(0.14)	(0.09)	0.00	0.00	(0.09)

03/31/2021	7.04	0.20	0.74	0.94	0.00	0.00	(0.07)	(0.07)

8	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$8.52	8.32%	$1,114,520	1.19%		1.19%		0.83%		0.83%		7.18%	67%

8.45	11.84	882,087	1.30		1.30		0.83		0.83		6.19	55

8.04	(6.59)	2,049,059	0.93		0.93		0.83		0.83		5.17	54

9.29	(5.58)	2,761,793	0.84		0.84		0.83		0.83		4.15	40

10.27	16.59	2,052,215	0.87		0.87		0.83		0.83		4.10	69

8.52	8.22	399,849	1.29		1.29		0.93		0.93		6.92	67

8.45	11.74	479,591	1.40		1.40		0.93		0.93		6.13	55

8.04	(6.68)	620,957	1.03		1.03		0.93		0.93		5.07	54

9.29	(5.67)	726,918	0.94		0.94		0.93		0.93		4.02	40

10.27	16.47	202,226	0.97		0.97		0.93		0.93		4.01	69

8.52	8.16	18,973	1.34		1.39		0.98		1.03		7.04	67

8.45	11.68	15,903	1.45		1.50		0.98		1.03		6.09	55

8.04	(6.72)	13,501	1.08		1.13		0.98		1.03		5.07	54

9.29	(5.72)	10,400	0.99		1.04		0.98		1.03		3.97	40

10.27	16.42	8,599	1.02		1.07		0.98		1.03		3.97	69

8.52	7.93	138,313	1.56		1.56		1.20		1.20		6.81	67

8.45	11.44	129,044	1.67		1.67		1.20		1.20		5.87	55

8.04	(6.94)	135,285	1.30		1.30		1.20		1.20		4.79	54

9.29	(5.93)	176,188	1.21		1.21		1.20		1.20		3.75	40

10.27	16.16	214,401	1.24		1.24		1.20		1.20		3.73	69

8.52	7.13	5,678	2.31		2.31		1.95		1.95		6.06	67

8.45	10.62	4,705	2.42		2.42		1.95		1.95		5.12	55

8.04	(7.64)	5,356	2.05		2.05		1.95		1.95		4.02	54

9.29	(6.63)	7,851	1.96		1.96		1.95		1.95		2.99	40

10.27	15.29	12,042	1.99		1.99		1.95		1.95		2.96	69

$9.18	7.66%	$64,466	1.05	%(f)	1.05	%(f)	0.87	%(f)	0.87	%(f)	5.47%	96%

9.02	6.49	98,427	0.98		0.98		0.90		0.90		4.92	89

8.91	(1.38)	94,702	0.91		0.91		0.90		0.90		3.97	50

9.42	(10.00)	116,909	0.90		0.90		0.90		0.90		3.39	39

10.83	19.09	180,962	0.90		0.90		0.90		0.90		3.86	58

$7.19	4.55%	$572,584	1.00%		1.00%		0.85%		0.85%		6.74%	168%

7.38	5.40	483,502	1.09		1.09		0.85		0.85		6.64	254

7.51	1.49	539,858	1.02		1.02		0.85		0.85		3.54	96

7.68	(1.40)	595,946	0.86		0.86		0.85		0.85		2.82	57

7.91	13.78	684,658	0.87		0.87		0.85		0.85		2.89	79

7.19	4.44	6,735	1.10		1.10		0.95		0.95		6.65	168

7.38	5.29	7,024	1.19		1.19		0.95		0.95		6.53	254

7.51	1.39	9,080	1.12		1.12		0.95		0.95		3.75	96

7.68	(1.50)	5,385	0.96		0.96		0.95		0.95		2.72	57

7.91	13.67	4,993	0.97		0.97		0.95		0.95		2.85	79

7.19	4.13	6,841	1.40		1.40		1.25		1.25		6.33	168

7.38	4.98	7,554	1.49		1.49		1.25		1.25		6.23	254

7.51	1.09	9,443	1.42		1.42		1.25		1.25		3.31	96

7.68	(1.80)	7,690	1.26		1.26		1.25		1.25		2.40	57

7.91	13.33	9,244	1.27		1.27		1.25		1.25		2.55	79

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Emerging Markets Full Spectrum Bond Fund
Institutional Class

03/31/2025	$6.13	$0.36	$0.03	$0.39	$(0.35)	$0.00	$(0.06)	$(0.41)

03/31/2024	6.00	0.35	0.13	0.48	(0.29)	0.00	(0.06)	(0.35)

03/31/2023	6.35	0.27	(0.32)	(0.05)	(0.27)	0.00	(0.03)	(0.30)

03/31/2022	7.18	0.28	(0.82)	(0.54)	(0.29)	0.00	0.00	(0.29)

03/31/2021	6.38	0.26	0.85	1.11	(0.10)	0.00	(0.21)	(0.31)

PIMCO Emerging Markets Local Currency and Bond Fund
Institutional Class

03/31/2025	$5.87	$0.42	$(0.12)	$0.30	$(0.30)	$0.00	$(0.12)	$(0.42)

03/31/2024	5.73	0.33	0.13	0.46	(0.13)	0.00	(0.19)	(0.32)

03/31/2023	5.77	0.27	(0.06)	0.21	(0.14)	0.00	(0.11)	(0.25)

03/31/2022	6.43	0.26	(0.62)	(0.36)	(0.30)	0.00	0.00	(0.30)

03/31/2021	5.69	0.32	0.75	1.07	(0.08)	0.00	(0.25)	(0.33)
I-2

03/31/2025	5.87	0.41	(0.12)	0.29	(0.29)	0.00	(0.12)	(0.41)

03/31/2024	5.73	0.33	0.13	0.46	(0.13)	0.00	(0.19)	(0.32)

03/31/2023	5.77	0.27	(0.07)	0.20	(0.13)	0.00	(0.11)	(0.24)

03/31/2022	6.43	0.26	(0.63)	(0.37)	(0.29)	0.00	0.00	(0.29)

03/31/2021	5.69	0.31	0.76	1.07	(0.08)	0.00	(0.25)	(0.33)
I-3

03/31/2025	5.87	0.42	(0.13)	0.29	(0.29)	0.00	(0.12)	(0.41)

03/31/2024	5.73	0.33	0.12	0.45	(0.12)	0.00	(0.19)	(0.31)

03/31/2023	5.77	0.27	(0.07)	0.20	(0.13)	0.00	(0.11)	(0.24)

03/31/2022	6.43	0.26	(0.63)	(0.37)	(0.29)	0.00	0.00	(0.29)

03/31/2021	5.69	0.31	0.75	1.06	(0.07)	0.00	(0.25)	(0.32)
Class A

03/31/2025	5.87	0.40	(0.13)	0.27	(0.27)	0.00	(0.12)	(0.39)

03/31/2024	5.73	0.31	0.13	0.44	(0.11)	0.00	(0.19)	(0.30)

03/31/2023	5.77	0.25	(0.06)	0.19	(0.12)	0.00	(0.11)	(0.23)

03/31/2022	6.43	0.24	(0.63)	(0.39)	(0.27)	0.00	0.00	(0.27)

03/31/2021	5.69	0.29	0.76	1.05	(0.06)	0.00	(0.25)	(0.31)
Class C

03/31/2025	5.87	0.35	(0.12)	0.23	(0.23)	0.00	(0.12)	(0.35)

03/31/2024	5.73	0.27	0.13	0.40	(0.07)	0.00	(0.19)	(0.26)

03/31/2023	5.77	0.21	(0.06)	0.15	(0.08)	0.00	(0.11)	(0.19)

03/31/2022	6.43	0.20	(0.64)	(0.44)	(0.22)	0.00	0.00	(0.22)

03/31/2021	5.69	0.24	0.76	1.00	(0.01)	0.00	(0.25)	(0.26)

PIMCO Global Advantage® Strategy Bond Fund
Institutional Class

03/31/2025	$10.09	$0.40	$0.09	$0.49	$(0.42)	$0.00	$0.00	$(0.42)

03/31/2024	9.84	0.32	0.24	0.56	(0.15)	0.00	(0.16)	(0.31)

03/31/2023	10.75	0.37	(0.80)	(0.43)	(0.35)	(0.13)	0.00	(0.48)

03/31/2022	11.45	0.34	(0.64)	(0.30)	(0.40)	0.00	0.00	(0.40)

03/31/2021	10.49	0.30	0.90	1.20	(0.24)	0.00	0.00	(0.24)
Class A

03/31/2025	10.09	0.36	0.09	0.45	(0.38)	0.00	0.00	(0.38)

03/31/2024	9.84	0.29	0.23	0.52	(0.11)	0.00	(0.16)	(0.27)

03/31/2023	10.75	0.32	(0.79)	(0.47)	(0.31)	(0.13)	0.00	(0.44)

03/31/2022	11.45	0.30	(0.64)	(0.34)	(0.36)	0.00	0.00	(0.36)

03/31/2021	10.49	0.26	0.89	1.15	(0.19)	0.00	0.00	(0.19)

10	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$6.11	6.62%	$184,367	0.10%		0.94%		0.10%		0.94%		5.94%	66%

6.13	8.28	266,000	0.16		0.95		0.15		0.94		5.78	51

6.00	(0.52)	277,099	0.16		0.94		0.16		0.94		4.52	12

6.35	(7.88)	267,820	0.14		0.94		0.14		0.94		4.01	29

7.18	17.52	359,989	0.09		0.94		0.09		0.94		3.60	41

$5.75	5.28%	$1,204,540	1.60%		1.60%		0.90%		0.90%		7.24%	212%

5.87	8.31	1,246,885	2.02		2.02		0.90		0.90		5.76	135

5.73	3.98	1,520,545	1.46		1.46		0.90		0.90		4.89	135

5.77	(5.96)	2,312,938	1.22		1.22		0.90		0.90		4.12	108

6.43	18.93	1,217,887	1.25		1.25		0.90		0.90		4.90	123

5.75	5.18	142,213	1.70		1.70		1.00		1.00		7.16	212

5.87	8.21	127,371	2.12		2.12		1.00		1.00		5.68	135

5.73	3.88	99,934	1.62	(g)	1.62	(g)	1.00	(g)	1.00	(g)	4.91	135

5.77	(6.05)	96,034	1.32		1.32		1.00		1.00		4.14	108

6.43	18.81	97,406	1.35		1.35		1.00		1.00		4.82	123

5.75	5.12	26,026	1.75		1.80		1.05		1.10		7.20	212

5.87	8.15	9,643	2.17		2.22		1.05		1.10		5.64	135

5.73	3.83	6,377	1.69	(g)	1.74	(g)	1.05	(g)	1.10	(g)	4.88	135

5.77	(6.10)	6,714	1.37		1.42		1.05		1.10		4.13	108

6.43	18.75	11,906	1.40		1.45		1.05		1.10		4.77	123

5.75	4.86	28,327	2.00		2.00		1.30		1.30		6.85	212

5.87	7.88	31,977	2.42		2.42		1.30		1.30		5.37	135

5.73	3.57	33,073	1.91	(g)	1.91	(g)	1.30	(g)	1.30	(g)	4.58	135

5.77	(6.33)	36,384	1.62		1.62		1.30		1.30		3.85	108

6.43	18.46	35,483	1.65		1.65		1.30		1.30		4.51	123

5.75	4.08	3,408	2.75		2.75		2.05		2.05		6.12	212

5.87	7.09	2,612	3.17		3.17		2.05		2.05		4.63	135

5.73	2.79	2,128	2.67	(g)	2.67	(g)	2.05	(g)	2.05	(g)	3.85	135

5.77	(7.04)	2,258	2.37		2.37		2.05		2.05		3.13	108

6.43	17.57	3,011	2.40		2.40		2.05		2.05		3.74	123

$10.16	4.94%	$206,838	0.99%		0.99%		0.65%		0.65%		3.99%	629%

10.09	5.83	297,415	0.83		0.83		0.65		0.65		3.30	633

9.84	(3.96)	264,101	0.76		0.76		0.65		0.65		3.68	362

10.75	(2.73)	307,695	0.67		0.67		0.65		0.65		3.00	291

11.45	11.48	318,210	0.69		0.69		0.65		0.65		2.69	525

10.16	4.52	19,367	1.39		1.39		1.05		1.05		3.58	629

10.09	5.41	18,459	1.23		1.23		1.05		1.05		2.92	633

9.84	(4.35)	20,489	1.16		1.16		1.05		1.05		3.23	362

10.75	(3.11)	10,944	1.07		1.07		1.05		1.05		2.60	291

11.45	11.03	10,191	1.09		1.09		1.05		1.05		2.29	525

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	11

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)
Institutional Class

03/31/2025	$9.52	$0.39	$0.22	$0.61	$(0.47)	$0.00	$0.00	$(0.47)

03/31/2024	9.23	0.29	0.26	0.55	(0.26)	0.00	0.00	(0.26)

03/31/2023	10.11	0.21	(0.34)	(0.13)	(0.21)	(0.54)	0.00	(0.75)

03/31/2022	10.68	0.21	(0.48)	(0.27)	(0.14)	(0.16)	0.00	(0.30)

03/31/2021	9.92	0.21	0.76	0.97	(0.17)	(0.04)	0.00	(0.21)
I-2

03/31/2025	9.52	0.38	0.22	0.60	(0.46)	0.00	0.00	(0.46)

03/31/2024	9.23	0.28	0.26	0.54	(0.25)	0.00	0.00	(0.25)

03/31/2023	10.11	0.20	(0.34)	(0.14)	(0.20)	(0.54)	0.00	(0.74)

03/31/2022	10.68	0.20	(0.48)	(0.28)	(0.13)	(0.16)	0.00	(0.29)

03/31/2021	9.92	0.20	0.76	0.96	(0.16)	(0.04)	0.00	(0.20)
Class A

03/31/2025	9.52	0.36	0.21	0.57	(0.43)	0.00	0.00	(0.43)

03/31/2024	9.23	0.26	0.26	0.52	(0.23)	0.00	0.00	(0.23)

03/31/2023	10.11	0.18	(0.35)	(0.17)	(0.17)	(0.54)	0.00	(0.71)

03/31/2022	10.68	0.18	(0.48)	(0.30)	(0.11)	(0.16)	0.00	(0.27)

03/31/2021	9.92	0.17	0.76	0.93	(0.13)	(0.04)	0.00	(0.17)
Class C

03/31/2025	9.52	0.29	0.21	0.50	(0.36)	0.00	0.00	(0.36)

03/31/2024	9.23	0.19	0.26	0.45	(0.16)	0.00	0.00	(0.16)

03/31/2023	10.11	0.10	(0.34)	(0.24)	(0.10)	(0.54)	0.00	(0.64)

03/31/2022	10.68	0.10	(0.48)	(0.38)	(0.03)	(0.16)	0.00	(0.19)

03/31/2021	9.92	0.09	0.77	0.86	(0.06)	(0.04)	0.00	(0.10)

PIMCO International Bond Fund (Unhedged)
Institutional Class

03/31/2025	$7.55	$0.29	$0.01	$0.30	$(0.32)	$0.00	$0.00	$(0.32)

03/31/2024	7.69	0.21	(0.10)	0.11	0.00	0.00	(0.25)	(0.25)

03/31/2023	8.95	0.17	(1.15)	(0.98)	(0.01)	(0.09)	(0.18)	(0.28)

03/31/2022	10.19	0.19	(1.04)	(0.85)	(0.23)	(0.16)	0.00	(0.39)

03/31/2021	8.83	0.20	1.31	1.51	(0.15)	0.00	0.00	(0.15)
I-2

03/31/2025	7.55	0.28	0.01	0.29	(0.31)	0.00	0.00	(0.31)

03/31/2024	7.69	0.20	(0.09)	0.11	0.00	0.00	(0.25)	(0.25)

03/31/2023	8.95	0.17	(1.16)	(0.99)	0.00	(0.09)	(0.18)	(0.27)

03/31/2022	10.19	0.18	(1.04)	(0.86)	(0.22)	(0.16)	0.00	(0.38)

03/31/2021	8.83	0.19	1.31	1.50	(0.14)	0.00	0.00	(0.14)
I-3

03/31/2025	7.55	0.28	0.01	0.29	(0.31)	0.00	0.00	(0.31)

03/31/2024	7.69	0.20	(0.10)	0.10	0.00	0.00	(0.24)	(0.24)

03/31/2023	8.95	0.16	(1.15)	(0.99)	0.00	(0.09)	(0.18)	(0.27)

03/31/2022	10.19	0.17	(1.03)	(0.86)	(0.22)	(0.16)	0.00	(0.38)

03/31/2021	8.83	0.19	1.31	1.50	(0.14)	0.00	0.00	(0.14)
Administrative Class

03/31/2025	7.55	0.27	0.01	0.28	(0.30)	0.00	0.00	(0.30)

03/31/2024	7.69	0.20	(0.11)	0.09	0.00	0.00	(0.23)	(0.23)

03/31/2023	8.95	0.16	(1.16)	(1.00)	0.01	(0.09)	(0.18)	(0.26)

03/31/2022	10.19	0.16	(1.03)	(0.87)	(0.21)	(0.16)	0.00	(0.37)

03/31/2021	8.83	0.18	1.31	1.49	(0.13)	0.00	0.00	(0.13)
Class A

03/31/2025	7.55	0.26	0.01	0.27	(0.29)	0.00	0.00	(0.29)

03/31/2024	7.69	0.18	(0.10)	0.08	0.00	0.00	(0.22)	(0.22)

03/31/2023	8.95	0.14	(1.15)	(1.01)	0.02	(0.09)	(0.18)	(0.25)

03/31/2022	10.19	0.15	(1.04)	(0.89)	(0.19)	(0.16)	0.00	(0.35)

03/31/2021	8.83	0.16	1.31	1.47	(0.11)	0.00	0.00	(0.11)

12	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.66	6.55%	$1,326,028	0.61%	0.61%	0.55%	0.55%	4.07%	776%

9.52	6.05	949,129	0.71	0.71	0.55	0.55	3.13	759

9.23	(1.18)	789,541	0.61	0.61	0.55	0.55	2.17	595

10.11	(2.58)	776,785	0.56	0.56	0.55	0.55	2.03	376

10.68	9.82	702,595	0.56	0.56	0.55	0.55	1.98	582

9.66	6.45	84,751	0.71	0.71	0.65	0.65	3.97	776

9.52	5.94	65,611	0.81	0.81	0.65	0.65	3.03	759

9.23	(1.28)	72,493	0.71	0.71	0.65	0.65	2.12	595

10.11	(2.68)	51,160	0.66	0.66	0.65	0.65	1.93	376

10.68	9.72	60,892	0.66	0.66	0.65	0.65	1.88	582

9.66	6.18	74,517	0.96	0.96	0.90	0.90	3.74	776

9.52	5.68	70,890	1.06	1.06	0.90	0.90	2.78	759

9.23	(1.53)	54,818	0.96	0.96	0.90	0.90	1.86	595

10.11	(2.92)	43,356	0.91	0.91	0.90	0.90	1.68	376

10.68	9.44	46,393	0.91	0.91	0.90	0.90	1.63	582

9.66	5.39	3,533	1.71	1.71	1.65	1.65	2.99	776

9.52	4.90	3,745	1.81	1.81	1.65	1.65	2.03	759

9.23	(2.27)	3,326	1.71	1.71	1.65	1.65	1.04	595

10.11	(3.65)	4,459	1.66	1.66	1.65	1.65	0.93	376

10.68	8.63	5,667	1.66	1.66	1.65	1.65	0.87	582

$7.53	4.10%	$415,738	0.71%	0.71%	0.50%	0.50%	3.88%	646%

7.55	1.56	453,541	0.77	0.77	0.50	0.50	2.88	641

7.69	(10.93)	489,313	0.66	0.66	0.50	0.50	2.23	401

8.95	(8.56)	826,088	0.51	0.51	0.50	0.50	1.87	320

10.19	17.19	912,645	0.52	0.52	0.50	0.50	2.00	525

7.53	3.99	123,784	0.81	0.81	0.60	0.60	3.78	646

7.55	1.46	213,572	0.87	0.87	0.60	0.60	2.76	641

7.69	(11.02)	237,941	0.76	0.76	0.60	0.60	2.13	401

8.95	(8.65)	264,179	0.61	0.61	0.60	0.60	1.78	320

10.19	17.07	239,939	0.62	0.62	0.60	0.60	1.86	525

7.53	3.94	33,843	0.86	0.91	0.65	0.70	3.73	646

7.55	1.41	58,383	0.92	0.97	0.65	0.70	2.71	641

7.69	(11.07)	111,088	0.81	0.86	0.65	0.70	2.08	401

8.95	(8.70)	139,321	0.66	0.71	0.65	0.70	1.72	320

10.19	17.02	84,507	0.67	0.72	0.65	0.70	1.89	525

7.53	3.84	15,779	0.96	0.96	0.75	0.75	3.64	646

7.55	1.31	9,907	1.02	1.02	0.75	0.75	2.63	641

7.69	(11.16)	18,982	0.91	0.91	0.75	0.75	1.99	401

8.95	(8.79)	25,434	0.76	0.76	0.75	0.75	1.61	320

10.19	16.90	36,225	0.77	0.77	0.75	0.75	1.77	525

7.53	3.68	91,892	1.11	1.11	0.90	0.90	3.48	646

7.55	1.16	94,676	1.17	1.17	0.90	0.90	2.46	641

7.69	(11.29)	91,394	1.06	1.06	0.90	0.90	1.83	401

8.95	(8.93)	117,997	0.91	0.91	0.90	0.90	1.46	320

10.19	16.72	150,556	0.92	0.92	0.90	0.90	1.63	525

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	13

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO International Bond Fund (Unhedged) (Cont.)
Class C

03/31/2025	$7.55	$0.20	$0.02	$0.22	$(0.24)	$0.00	$0.00	$(0.24)

03/31/2024	7.69	0.13	(0.10)	0.03	0.00	0.00	(0.17)	(0.17)

03/31/2023	8.95	0.08	(1.15)	(1.07)	0.08	(0.09)	(0.18)	(0.19)

03/31/2022	10.19	0.07	(1.03)	(0.96)	(0.12)	(0.16)	0.00	(0.28)

03/31/2021	8.83	0.09	1.31	1.40	(0.04)	0.00	0.00	(0.04)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(f)	Effective September 3, 2024, the Fund’s investment advisory fee was decreased by 0.05% to an annual rate of 0.45%.
(g)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

14	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$7.53	2.91%	$1,921	1.86%	1.86%	1.65%	1.65%	2.73%	646%

7.55	0.41	2,691	1.92	1.92	1.65	1.65	1.72	641

7.69	(11.96)	2,902	1.81	1.81	1.65	1.65	1.08	401

8.95	(9.61)	4,022	1.66	1.66	1.65	1.65	0.72	320

10.19	15.86	3,958	1.67	1.67	1.65	1.65	0.87	525

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	15

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency and Short-Term Investments Fund	PIMCO Emerging Markets Full Spectrum Bond Fund

Assets:

Investments, at value
Investments in securities*	$1,848,295	$64,314	$443,922	$8,552
Investments in Affiliates	56,757	4,584	149,960	181,593
Financial Derivative Instruments
Exchange-traded or centrally cleared	848	18	1,261	2
Over the counter	9,629	118	18,499	0
Cash	109	0	3	0
Deposits with counterparty	18,642	927	8,663	776
Foreign currency, at value	8,776	271	4,479	262
Receivable for investments sold	8,763	721	12,273	73
Receivable for TBA investments sold	32,839	1,191	0	10,015
Receivable for Fund shares sold	1,955	0	29	25
Interest and/or dividends receivable	26,522	863	5,227	40
Dividends receivable from Affiliates	127	11	554	998
Reimbursement receivable from PIMCO	1	0	0	122
Total Assets	2,013,263	73,018	644,870	202,458

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$143,290	$1,451	$1,797	$0
Payable for sale-buyback transactions	0	0	0	0
Payable for short sales	77,735	0	4,505	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	889	22	1,510	9
Over the counter	14,082	183	14,876	28
Payable for investments purchased	27,332	3,659	12,118	0
Payable for investments in Affiliates purchased	135	12	574	1,034
Payable for investments purchased on a delayed-delivery basis	0	0	14,381	0
Payable for TBA investments purchased	58,158	3,066	0	16,646
Deposits from counterparty	6,236	0	8,376	0
Payable for Fund shares redeemed	5,254	22	45	234
Distributions payable	1,509	26	26	3
Overdraft due to custodian	0	63	0	0
Accrued investment advisory fees	602	23	209	79
Accrued supervisory and administrative fees	557	20	187	58
Accrued distribution fees	3	0	0	0
Accrued servicing fees	29	0	1	0
Accrued taxes payable	0	0	0	0
Foreign capital gains tax payable	118	5	103	0
Other liabilities	1	0	2	0
Total Liabilities	335,930	8,552	58,710	18,091

Commitments and Contingent Liabilities^

Net Assets	$1,677,333	$64,466	$586,160	$184,367

Net Assets Consist of:

Paid in capital	$2,762,520	$157,936	$1,274,479	$309,372
Distributable earnings (accumulated loss)	(1,085,187)	(93,470)	(688,319)	(125,005)

Net Assets	$1,677,333	$64,466	$586,160	$184,367

Cost of investments in securities	$1,943,494	$69,688	$447,383	$9,064
Cost of investments in Affiliates	$56,765	$4,584	$150,374	$182,076
Cost of foreign currency held	$8,781	$270	$4,483	$262
Proceeds received on short sales	$79,152	$0	$4,280	$0
Cost or premiums of financial derivative instruments, net	$(7,945)	$232	$(2,378)	$76

* Includes repurchase agreements of:	$77,394	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

16	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

PIMCO Emerging Markets Local Currency and Bond Fund	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	PIMCO International Bond Fund (Unhedged)

$1,517,563	$338,701	$2,194,416	$987,235
79,588	5,662	37,706	97

5,137	791	4,921	2,487
30,786	2,599	10,880	12,196
405	2	61	4
35,455	4,515	12,661	7,442
32,639	0	3,771	5,855
160,290	50,004	198,966	62,272
0	339,170	2,019,098	805,707
2,662	86	935	930
33,509	1,749	9,422	5,187
293	8	201	24
1	0	0	1
1,898,328	743,287	4,493,038	1,889,437

$164,547	$37,844	$0	$30,526
0	2,431	0	379
52,499	26,875	164,665	120,469

5,597	847	6,292	2,101
22,596	3,736	18,627	5,613
115,197	40,789	210,731	68,856
305	8	207	24
104,930	0	6,554	0
0	403,126	2,588,926	964,351
22,262	482	4,494	9,951
3,400	451	1,825	3,676
686	1	1,214	191
0	334	0	0
499	74	293	135
518	66	364	162
2	0	2	4
6	4	15	19
296	10	0	0
460	4	0	23
14	0	0	0
493,814	517,082	3,004,209	1,206,480

$1,404,514	$226,205	$1,488,829	$682,957

$1,899,004	$256,233	$1,535,617	$779,250
(494,490)	(30,028)	(46,788)	(96,293)

$1,404,514	$226,205	$1,488,829	$682,957

$1,542,889	$348,676	$2,210,193	$1,036,630
$80,272	$5,662	$37,712	$97
$33,123	$0	$3,796	$5,871
$50,661	$26,799	$164,650	$120,538
$(15,275)	$(116)	$33,908	$920

$0	$2,956	$0	$0

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	17

Statements of Assets and Liabilities	(Cont.)

	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency and Short-Term Investments Fund	PIMCO Emerging Markets Full Spectrum Bond Fund

Net Assets:

Institutional Class	$1,114,520	$64,466	$572,584	$184,367
I-2	399,849	N/A	6,735	N/A
I-3	18,973	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A
Class A	138,313	N/A	6,841	N/A
Class C	5,678	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	130,768	7,025	79,646	30,176
I-2	46,916	N/A	937	N/A
I-3	2,226	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A
Class A	16,228	N/A	952	N/A
Class C	666	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.52	$9.18	$7.19	$6.11
I-2	8.52	N/A	7.19	N/A
I-3	8.52	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A
Class A	8.52	N/A	7.19	N/A
Class C	8.52	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

18	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

PIMCO Emerging Markets Local Currency and Bond Fund	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	PIMCO International Bond Fund (Unhedged)

$1,204,540	$206,838	$1,326,028	$415,738
142,213	N/A	84,751	123,784
26,026	N/A	N/A	33,843
N/A	N/A	N/A	15,779
28,327	19,367	74,517	91,892
3,408	N/A	3,533	1,921

209,531	20,352	137,207	55,179
24,739	N/A	8,769	16,429
4,527	N/A	N/A	4,492
N/A	N/A	N/A	2,094
4,928	1,906	7,710	12,197
593	N/A	366	255

$5.75	$10.16	$9.66	$7.53
5.75	N/A	9.66	7.53
5.75	N/A	N/A	7.53
N/A	N/A	N/A	7.53
5.75	10.16	9.66	7.53
5.75	N/A	9.66	7.53

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	19

Statements of Operations

Year Ended March 31, 2025
(Amounts in thousands†)	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency and Short-Term Investments Fund	PIMCO Emerging Markets Full Spectrum Bond Fund

Investment Income:

Interest, net of foreign taxes*	$134,771	$5,086	$35,957	$205
Dividends, net of foreign taxes**	515	1	20	1
Dividends from Investments in Affiliates	2,423	239	3,410	13,303
Miscellaneous income	1,087	61	225	0
Total Income	138,796	5,387	39,612	13,509

Expenses:

Investment advisory fees	7,496	393	2,301	1,209
Supervisory and administrative fees	7,030	330	2,063	896
Distribution and/or servicing fees - Administrative Class	N/A	N/A	N/A	N/A
Distribution and/or servicing fees - Class A	340	N/A	17	N/A
Distribution and/or servicing fees - Class C	50	N/A	N/A	N/A
Trustee fees	11	1	3	2
Interest expense	6,071	148	780	9
Miscellaneous expense	1	0	3	0
Total Expenses	20,999	872	5,167	2,116
Waiver and/or Reimbursement by PIMCO	(9)	0	0	(1,886)
Net Expenses	20,990	872	5,167	230

Net Investment Income (Loss)	117,806	4,515	34,445	13,279

Net Realized Gain (Loss):

Investments in securities, net of foreign capital gains tax***	(99,182)	(3,700)	(30,690)	(2,384)
Investments in Affiliates	12	7	10	(8,396)
Exchange-traded or centrally cleared financial derivative instruments	(8,642)	253	1,213	(44)
Over the counter financial derivative instruments	25,685	349	16,991	(97)
Short sales	4,166	0	(0)	0
Foreign currency	(1,421)	(76)	(1,024)	(14)

Net Realized Gain (Loss)	(79,382)	(3,167)	(13,500)	(10,935)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax****	108,570	5,151	8,140	2,472
Investments in Affiliates	(6)	(2)	169	11,353
Exchange-traded or centrally cleared financial derivative instruments	8,119	(43)	(751)	(29)
Over the counter financial derivative instruments	(7,328)	(152)	(5,398)	108
Short sales	(5,486)	0	25	0
Foreign currency assets and liabilities	169	2	(1)	1

Net Change in Unrealized Appreciation (Depreciation)	104,038	4,956	2,184	13,905

Net Increase (Decrease) in Net Assets Resulting from Operations	$142,462	$6,304	$23,129	$16,249

* Foreign tax withholdings	$231	$6	$320	$0

** Foreign tax withholdings - Dividends	$0	$0	$0	$0

*** Foreign capital gains tax	$0	$0	$5	$0

**** Foreign capital gains tax	$0	$0	$188	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

PIMCO Emerging Markets Local Currency and Bond Fund	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	PIMCO International Bond Fund (Unhedged)

$112,991	$13,922	$55,400	$32,578
48	118	1	0
4,344	214	2,361	486
763	0	0	0
118,146	14,254	57,762	33,064

6,013	1,002	3,079	1,799
6,241	887	3,839	2,159
N/A	N/A	N/A	25
78	48	177	230
30	N/A	37	24
9	2	8	5
9,291	968	723	1,549
3	6	10	19
21,665	2,913	7,873	5,810
(10)	0	0	(21)
21,655	2,913	7,873	5,789

96,491	11,341	49,889	27,275

(35,761)	(8,046)	(1,012)	(25,604)
38	6	52	31
2,450	2,115	11,595	5,051
(4,990)	4,598	18,380	(10,097)
52	1	(9)	1
(93)	(1,140)	(5,527)	(2,510)

(38,304)	(2,466)	23,479	(33,128)

20,170	11,440	30,772	37,381
162	0	(5)	0
(9,305)	(2,663)	(5,649)	(8,345)
671	(3,260)	(18,192)	4,459
323	0	0	0
(3,272)	221	117	1,089

8,749	5,738	7,043	34,584

$66,936	$14,613	$80,411	$28,731

$2,020	$16	$0	$0

$1	$0	$0	$0

$626	$0	$0	$0

$26	$5	$0	$0

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	21

Statements of Changes in Net Assets

	PIMCO Emerging Markets Bond Fund		PIMCO Emerging Markets Corporate Bond Fund		PIMCO Emerging Markets Currency and Short-Term Investments Fund		PIMCO Emerging Markets Full Spectrum Bond Fund

(Amounts in thousands†)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$117,806	$110,744	$4,515	$4,340	$34,445	$34,761	$13,279	$12,403
Net realized gain (loss)	(79,382)	(316,888)	(3,167)	(6,009)	(13,500)	(18,618)	(10,935)	(11,605)
Net change in unrealized appreciation (depreciation)	104,038	385,018	4,956	7,488	2,184	10,291	13,905	19,015

Net Increase (Decrease) in Net Assets Resulting from Operations	142,462	178,874	6,304	5,819	23,129	26,434	16,249	19,813

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(73,117)	(67,273)	(4,611)	(4,500)	(35,045)	(23,905)	(12,644)	(12,267)
I-2	(34,653)	(24,064)	N/A	N/A	(505)	(375)	N/A	N/A
I-3	(1,254)	(732)	N/A	N/A	N/A	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class A	(9,308)	(6,742)	N/A	N/A	(465)	(347)	N/A	N/A
Class C	(309)	(219)	N/A	N/A	N/A	N/A	N/A	N/A

Tax basis return of capital
Institutional Class	0	(8,478)	0	0	0	(12,001)	(2,343)	(2,568)
I-2	0	(3,065)	N/A	N/A	0	(191)	N/A	N/A
I-3	0	(94)	N/A	N/A	N/A	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class A	0	(901)	N/A	N/A	0	(192)	N/A	N/A
Class C	0	(34)	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(b)	(118,641)	(111,602)	(4,611)	(4,500)	(36,015)	(37,011)	(14,987)	(14,835)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions*	142,182	(1,380,100)	(35,654)	2,406	100,966	(49,724)	(82,895)	(16,077)

Total Increase (Decrease) in Net Assets	166,003	(1,312,828)	(33,961)	3,725	88,080	(60,301)	(81,633)	(11,099)

Net Assets:

Beginning of year	1,511,330	2,824,158	98,427	94,702	498,080	558,381	266,000	277,099
End of year	$1,677,333	$1,511,330	$64,466	$98,427	$586,160	$498,080	$184,367	$266,000

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Administrative Class Shares liquidated at the close of business on March 15, 2024.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

22	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

PIMCO Emerging Markets Local Currency and Bond Fund		PIMCO Global Advantage® Strategy Bond Fund		PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)			PIMCO International Bond Fund (Unhedged)

Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024		Year Ended March 31, 2025	Year Ended March 31, 2024

$96,491	$88,102	$11,341	$9,676	$49,889	$30,539		$27,275	$24,393
(38,304)	(21,283)	(2,466)	(9,495)	23,479	1,038		(33,128)	(18,018)
8,749	52,771	5,738	16,949	7,043	27,616		34,584	4,320

66,936	119,590	14,613	17,130	80,411	59,193		28,731	10,695

(58,481)	(31,996)	(11,055)	(4,258)	(53,532)	(24,018)		(18,767)	0
(6,901)	(2,415)	N/A	N/A	(3,362)	(1,698)		(5,690)	0
(1,007)	(176)	N/A	N/A	N/A	N/A		(1,699)	0
N/A	N/A	N/A	N/A	N/A	(92	)(a)	(407)	0
(1,469)	(616)	(712)	(231)	(3,214)	(1,486)		(3,573)	0
(119)	(27)	N/A	N/A	(139)	(62)		(74)	0

(23,977)	(45,504)	0	(4,426)	0	0		0	(15,112)
(2,876)	(3,551)	N/A	N/A	0	0		0	(8,232)
(416)	(265)	N/A	N/A	N/A	N/A		0	(2,635)
N/A	N/A	N/A	N/A	N/A	0	(a)	0	(449)
(652)	(1,055)	0	(319)	0	0		0	(2,725)
(62)	(76)	N/A	N/A	0	0		0	(62)

(95,960)	(85,681)	(11,767)	(9,234)	(60,247)	(27,356)		(30,210)	(29,215)

15,050	(277,478)	(92,515)	23,388	379,290	126,233		(148,334)	(100,330)

(13,974)	(243,569)	(89,669)	31,284	399,454	158,070		(149,813)	(118,850)

1,418,488	1,662,057	315,874	284,590	1,089,375	931,305		832,770	951,620
$1,404,514	$1,418,488	$226,205	$315,874	$1,488,829	$1,089,375		$682,957	$832,770

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	23

Schedule of Investments	PIMCO Emerging Markets Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 110.2%

ANGOLA 0.2%

SOVEREIGN ISSUES 0.2%

Angolan Government International Bond
8.750% due 04/14/2032		$3,500	$3,016
9.375% due 05/08/2048		1,000	792

Total Angola (Cost $4,013)			3,808

ARGENTINA 3.1%

CORPORATE BONDS & NOTES 0.0%

YPF SA
8.250% due 01/17/2034		$400	396

SOVEREIGN ISSUES 3.1%

Argentina Government International Bond
0.750% due 07/09/2030 þ		7,239	5,281
1.000% due 07/09/2029		540	420
3.000% due 07/09/2041 þ	EUR	1,000	574
3.500% due 07/09/2041 þ		$42,426	24,644
3.875% due 07/09/2035 þ	EUR	1,000	654
4.125% due 07/09/2035 þ(n)		$7,012	4,393
4.125% due 07/09/2046 þ		1,304	803
5.000% due 01/09/2038 þ(n)		2,700	1,782

Provincia de Buenos Aires
5.125% due 09/01/2037 þ	EUR	5,081	3,418
6.625% due 09/01/2037 þ		$9,785	6,324

Provincia de Cordoba
6.875% due 12/10/2025 þ		85	85

Provincia de la Rioja
8.500% due 02/24/2028 ^(c)		1,593	1,052
8.500% due 02/24/2028		3,452	2,278

			51,708

Total Argentina (Cost $36,276)			52,104

ARMENIA 0.3%

SOVEREIGN ISSUES 0.3%

Republic of Armenia International Bond
3.600% due 02/02/2031		$5,300	4,501

Total Armenia (Cost $5,088)			4,501

AZERBAIJAN 0.3%

CORPORATE BONDS & NOTES 0.3%

Southern Gas Corridor CJSC
6.875% due 03/24/2026		$5,400	5,459

Total Azerbaijan (Cost $5,407)			5,459

BAHRAIN 0.4%

SOVEREIGN ISSUES 0.4%

Bahrain Government International Bond
4.250% due 01/25/2028		$1,900	1,817
5.250% due 01/25/2033		3,200	2,922
5.625% due 09/30/2031		2,100	2,003

Total Bahrain (Cost $7,041)			6,742

BENIN 0.1%

SOVEREIGN ISSUES 0.1%

Benin Government International Bond
6.875% due 01/19/2052	EUR	200	174
7.960% due 02/13/2038		$800	749

Total Benin (Cost $955)			923

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BRAZIL 5.7%

CORPORATE BONDS & NOTES 2.7%

Banco BTG Pactual SA
5.750% due 01/22/2030		$5,500	$5,456
6.250% due 04/08/2029		1,600	1,631

Banco do Brasil SA
8.500% due 07/29/2026	MXN	136,000	6,614

Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		$11,100	11,050

CSN Inova Ventures
6.750% due 01/28/2028		4,900	4,686

Unigel Luxembourg SA (11.000% Cash or 12.000% PIK)
11.000% due 12/31/2028 ^(b)(c)		3,430	1,424

Unigel Luxembourg SA (13.500% Cash or 15.000% PIK)
13.500% due 12/31/2027 ^(b)(c)		1,613	1,469

Vale Overseas Ltd.
6.400% due 06/28/2054		2,700	2,667

Vale SA
0.000% ~(i)	BRL	168,820	10,151

			45,148

SOVEREIGN ISSUES 3.0%

Brazil Government International Bond
4.750% due 01/14/2050		$874	618
6.125% due 03/15/2034		1,300	1,267
7.125% due 05/13/2054		1,200	1,150

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (f)	BRL	231,400	37,840

Brazil Notas do Tesouro Nacional
6.000% due 08/15/2050		59,952	8,895

			49,770

Total Brazil (Cost $104,718)			94,918

BULGARIA 0.5%

SOVEREIGN ISSUES 0.5%

Bulgaria Government International Bond
3.625% due 09/05/2032	EUR	2,700	2,964
5.000% due 03/05/2037		$5,300	5,132

Total Bulgaria (Cost $8,287)			8,096

CAMEROON 0.3%

SOVEREIGN ISSUES 0.3%

Republic of Cameroon International Bond
5.950% due 07/07/2032	EUR	5,100	4,330
9.500% due 11/19/2025		$667	668

Total Cameroon (Cost $4,777)			4,998

CANADA 0.1%

CORPORATE BONDS & NOTES 0.1%

Ivanhoe Mines Ltd.
7.875% due 01/23/2030		$2,200	2,217

Total Canada (Cost $2,200)			2,217

CAYMAN ISLANDS 2.0%

CONVERTIBLE BONDS & NOTES 0.3%

Meituan
0.000% due 04/27/2027 (f)		$4,900	4,880

CORPORATE BONDS & NOTES 1.4%

Bioceanico Sovereign Certificate Ltd.
0.000% due 06/05/2034 (f)		5,028	3,922

Country Garden Holdings Co. Ltd.
3.125% due 10/22/2025 ^(c)		3,300	330

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gaci First Investment Co.
5.250% due 01/29/2034	$5,400	$5,389

ICD Funding Ltd.
3.223% due 04/28/2026	600	591

Interoceanica Finance Ltd.
0.000% due 11/30/2025 (f)	124	120
0.000% due 11/30/2025 (f)	15	15
0.000% due 05/15/2030 (f)	3,536	2,882
7.860% due 05/15/2030	2,871	2,958

Lima Metro Line 2 Finance Ltd.
4.350% due 04/05/2036 (n)	2,341	2,196
4.350% due 04/05/2036	161	151
5.875% due 07/05/2034	771	779

Poinsettia Finance Ltd.
6.625% due 06/17/2031	4,782	4,351

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2026 (b)	415	48

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 (b)	416	48

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 (b)	835	101

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 (b)	1,255	144

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 (b)	1,258	152

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 (b)	593	72

		24,249

SOVEREIGN ISSUES 0.3%

KSA Sukuk Ltd.
5.250% due 06/04/2034	5,200	5,314

Total Cayman Islands (Cost $37,139)		34,443

CHILE 2.7%

CORPORATE BONDS & NOTES 2.0%

Banco del Estado de Chile
7.950% due 05/02/2029 •(i)(j)	$2,700	2,837

Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	1,600	1,268
4.375% due 02/05/2049	453	347
4.875% due 11/04/2044	1,920	1,616
5.950% due 01/08/2034	1,300	1,320
6.300% due 09/08/2053	2,200	2,189
6.330% due 01/13/2035	2,700	2,783
6.440% due 01/26/2036 (n)	7,700	8,018
6.780% due 01/13/2055	2,600	2,671

Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050	200	122

Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050	600	365
3.830% due 09/14/2061	3,500	2,298

Empresa Nacional del Petroleo
3.450% due 09/16/2031	979	861
5.950% due 07/30/2034	900	912
6.150% due 05/10/2033 (n)	4,000	4,098

Engie Energia Chile SA
6.375% due 04/17/2034	1,200	1,238

		32,943

SOVEREIGN ISSUES 0.7%

Chile Government International Bond
3.100% due 05/07/2041 (n)	300	221
3.100% due 01/22/2061	700	420
3.500% due 04/15/2053	3,700	2,549

24	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.950% due 01/05/2036		$487	$473
5.650% due 01/13/2037		8,000	8,134

			11,797

Total Chile (Cost $46,082)			44,740

COLOMBIA 1.8%

CORPORATE BONDS & NOTES 0.5%

Ecopetrol SA
5.875% due 05/28/2045 (n)		$3,600	2,531
7.375% due 09/18/2043 (n)		1,500	1,287
7.750% due 02/01/2032		5,400	5,304

			9,122

SOVEREIGN ISSUES 1.3%

Colombia Government International Bond
3.250% due 04/22/2032		900	701
3.875% due 02/15/2061		4,600	2,396
4.125% due 05/15/2051		4,500	2,563
5.000% due 06/15/2045 (n)		3,900	2,630
5.200% due 05/15/2049		3,700	2,473
5.625% due 02/26/2044 (n)		5,100	3,818
6.125% due 01/18/2041 (n)		2,000	1,628
7.375% due 09/18/2037		1,125	1,073
8.000% due 11/14/2035		2,200	2,215
8.375% due 11/07/2054		2,400	2,298
8.750% due 11/14/2053		800	797

			22,592

Total Colombia (Cost $38,552)			31,714

COSTA RICA 0.2%

SOVEREIGN ISSUES 0.2%

Costa Rica Government International Bond
7.300% due 11/13/2054		$2,500	2,589

Total Costa Rica (Cost $2,371)			2,589

CZECH REPUBLIC 0.4%

CORPORATE BONDS & NOTES 0.4%

EPH Financing International AS
5.875% due 11/30/2029	EUR	3,300	3,784
6.651% due 11/13/2028		2,100	2,450

Total Czech Republic (Cost $6,199)			6,234

DOMINICAN REPUBLIC 3.9%

SOVEREIGN ISSUES 3.9%

Dominican Republic Central Bank Notes
12.000% due 10/03/2025	DOP	119,800	1,898
13.000% due 12/05/2025		626,500	10,002
13.000% due 01/30/2026		143,200	2,288

Dominican Republic International Bond
4.875% due 09/23/2032		$2,000	1,820
5.300% due 01/21/2041		1,900	1,603
5.500% due 02/22/2029		1,000	986
5.875% due 01/30/2060		6,300	5,331
5.950% due 01/25/2027		5,000	5,029
6.000% due 07/19/2028		11,300	11,385
6.000% due 02/22/2033		2,100	2,044
6.400% due 06/05/2049		200	187
6.500% due 02/15/2048		506	478
6.600% due 06/01/2036		800	798
6.850% due 01/27/2045		300	296
6.950% due 03/15/2037		3,400	3,437
7.050% due 02/03/2031		1,800	1,866
7.150% due 02/24/2055		3,100	3,111
10.500% due 03/15/2037	DOP	445,400	7,224
10.750% due 06/01/2036		158,300	2,603
11.250% due 09/15/2035		11,200	190
13.625% due 02/10/2034		165,700	3,219

Total Dominican Republic (Cost $68,478)			65,795

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ECUADOR 1.0%

SOVEREIGN ISSUES 1.0%

Ecuador Government International Bond
0.000% due 07/31/2030 (f)		$5,171	$2,503
5.000% due 07/31/2040 þ		1,995	896
5.500% due 07/31/2035 þ		15,423	7,634
6.900% due 07/31/2030 þ		9,100	5,440

Ecuador Social Bond SARL
0.000% due 01/30/2035 (f)		711	492

Total Ecuador (Cost $18,773)			16,965

EGYPT 4.2%

SOVEREIGN ISSUES 4.2%

Egypt Government International Bond
4.750% due 04/16/2026	EUR	15,100	16,049
5.250% due 10/06/2025		$1,050	1,038
5.800% due 09/30/2027		4,300	4,033
6.375% due 04/11/2031	EUR	7,300	6,705
7.053% due 01/15/2032		$900	761
7.500% due 02/16/2061		12,000	8,039
7.625% due 05/29/2032		800	692
7.903% due 02/21/2048		4,900	3,515
8.500% due 01/31/2047		4,700	3,572
8.625% due 02/04/2030		2,200	2,132
8.700% due 03/01/2049		5,100	3,915
8.750% due 09/30/2051		2,450	1,882
9.450% due 02/04/2033		2,800	2,646
21.954% due 03/04/2028	EGP	790,100	15,998

Total Egypt (Cost $67,662)			70,977

EL SALVADOR 0.9%

SOVEREIGN ISSUES 0.9%

El Salvador Government International Bond
7.650% due 06/15/2035		$1,200	1,114
9.250% due 04/17/2030		3,800	3,967
9.500% due 07/15/2052		1,000	1,001
9.650% due 11/21/2054		8,500	8,536

Total El Salvador (Cost $13,960)			14,618

FRANCE 0.1%

CORPORATE BONDS & NOTES 0.1%

New Immo Holding SA
2.750% due 11/26/2026	EUR	1,000	1,055

Total France (Cost $981)			1,055

GABON 0.0%

SOVEREIGN ISSUES 0.0%

Gabon Government International Bond
6.625% due 02/06/2031		$350	274
6.950% due 06/16/2025		512	509

Total Gabon (Cost $778)			783

GEORGIA 0.0%

CORPORATE BONDS & NOTES 0.0%

Georgian Railway JSC
4.000% due 06/17/2028		$200	177

Total Georgia (Cost $183)			177

GERMANY 0.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

The Stepstone Group MidCo 2 GMBH
TBD% due 12/04/2031 ~	EUR	6,000	6,471

Total Germany (Cost $6,160)			6,471

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GHANA 0.9%

SOVEREIGN ISSUES 0.9%

Ghana Government International Bond
0.000% due 07/03/2026 (f)		$513	$483
0.000% due 01/03/2030 (f)		1,186	915
1.500% due 01/03/2037		3,200	1,338
5.000% due 07/03/2029 þ		5,178	4,529
5.000% due 07/03/2035 þ		9,445	6,734
8.350% due 02/16/2027	GHS	8,700	451
8.950% due 02/11/2031		8,000	289

Total Ghana (Cost $14,928)			14,739

GUATEMALA 1.0%

SOVEREIGN ISSUES 1.0%

Guatemala Government International Bond
4.375% due 06/05/2027		$4,100	4,012
4.650% due 10/07/2041		1,000	783
4.875% due 02/13/2028		3,700	3,631
5.375% due 04/24/2032		1,000	964
6.050% due 08/06/2031		3,500	3,491
6.125% due 06/01/2050		750	675
6.550% due 02/06/2037		3,000	2,988

Total Guatemala (Cost $17,125)			16,544

HONDURAS 0.1%

SOVEREIGN ISSUES 0.1%

Honduras Government International Bond
8.625% due 11/27/2034		$1,200	1,191

Total Honduras (Cost $1,200)			1,191

HONG KONG 0.2%

CORPORATE BONDS & NOTES 0.2%

AIA Group Ltd.
3.200% due 09/16/2040		$400	308

Fortune Star BVI Ltd.
3.950% due 10/02/2026	EUR	1,600	1,659
5.000% due 05/18/2026		$1,500	1,455
5.050% due 01/27/2027		800	762

Total Hong Kong (Cost $4,019)			4,184

HUNGARY 1.4%

SOVEREIGN ISSUES 1.4%

Hungary Government International Bond
1.625% due 04/28/2032 (n)	EUR	1,400	1,288
1.750% due 06/05/2035		100	82
2.125% due 09/22/2031 (n)		$4,000	3,255
3.125% due 09/21/2051 (n)		1,400	835
5.500% due 03/26/2036 (n)		4,500	4,311
5.500% due 03/26/2036		2,300	2,203
6.125% due 05/22/2028 (n)		3,300	3,391
6.750% due 09/25/2052		1,500	1,541
7.625% due 03/29/2041 (n)		3,600	4,061

Magyar Export-Import Bank Zrt
6.125% due 12/04/2027		2,800	2,856

Total Hungary (Cost $23,778)			23,823

INDIA 0.4%

CORPORATE BONDS & NOTES 0.4%

Adani Transmission Step-One Ltd.
4.250% due 05/21/2036		$943	781

IIFL Finance Ltd.
8.750% due 07/24/2028		2,400	2,404

ReNew Pvt Ltd.
5.875% due 03/05/2027		600	591

ReNew Wind Energy AP2
4.500% due 07/14/2028		3,300	3,068

Total India (Cost $7,197)			6,844

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	25

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDONESIA 3.0%

CORPORATE BONDS & NOTES 2.3%

Freeport Indonesia PT
5.315% due 04/14/2032 (n)		$4,800	$4,713

Indonesia Asahan Aluminium PT
5.450% due 05/15/2030		4,000	4,031
5.450% due 05/15/2030 (n)		3,200	3,225

Pertamina Persero PT
6.000% due 05/03/2042		2,430	2,362
6.450% due 05/30/2044		3,500	3,574

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050 (n)		5,100	3,548
4.000% due 06/30/2050		4,300	2,992
4.375% due 02/05/2050		4,300	3,193
5.250% due 10/24/2042		5,000	4,407
5.250% due 05/15/2047 (n)		4,900	4,200
5.450% due 05/21/2028		250	253
6.250% due 01/25/2049		2,800	2,728

			39,226

SOVEREIGN ISSUES 0.7%

Indonesia Government International Bond
1.100% due 03/12/2033	EUR	2,600	2,256
3.875% due 01/15/2033		2,700	2,879
4.125% due 01/15/2037		2,700	2,836
4.200% due 10/15/2050		$400	321
5.250% due 01/17/2042		900	865
5.650% due 01/11/2053		700	689
6.750% due 01/15/2044		200	224
7.750% due 01/17/2038		1,025	1,241

Perusahaan Penerbit SBSN Indonesia
3.800% due 06/23/2050		300	221
5.650% due 11/25/2054		900	876

			12,408

Total Indonesia (Cost $57,422)			51,634

IRELAND 1.5%

CORPORATE BONDS & NOTES 0.1%

CIMA Finance DAC
2.950% due 09/05/2029		$2,204	2,017

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

Republic of Panama
4.103% (EUR006M + 1.750%) due 03/07/2027 «~	EUR	8,100	8,741

SOVEREIGN ISSUES 0.9%

Avenir Issuer Ireland DAC
6.000% due 03/22/2027		$2,959	2,834

Republic of Angola Via Avenir Issuer Ireland DAC
6.927% due 02/19/2027		12,643	11,976

			14,810

Total Ireland (Cost $25,894)			25,568

ISRAEL 2.3%

CORPORATE BONDS & NOTES 0.9%

ICL Group Ltd.
6.375% due 05/31/2038		$2,119	2,148

Israel Electric Corp. Ltd.
3.750% due 02/22/2032		3,000	2,682
4.250% due 08/14/2028		1,900	1,845

Leviathan Bond Ltd.
6.125% due 06/30/2025		3,600	3,599
6.500% due 06/30/2027		4,600	4,546

			14,820

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.4%

Israel Government International Bond
2.500% due 01/15/2030		$1,000	$884
2.750% due 07/03/2030		2,800	2,475
4.500% due 01/30/2043 (n)		2,400	2,030
5.375% due 02/19/2030		4,200	4,234
5.500% due 03/12/2034		7,400	7,370
5.625% due 02/19/2035		4,200	4,177
5.750% due 03/12/2054		2,500	2,299

			23,469

Total Israel (Cost $38,148)			38,289

ITALY 0.1%

SOVEREIGN ISSUES 0.1%

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		$1,500	1,559

Total Italy (Cost $1,489)			1,559

IVORY COAST 2.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%

Republic of Cote d’lvoire
5.403% (EUR006M + 3.050%) due 03/09/2026 «~	EUR	9,000	9,662
5.562% (EUR006M + 3.000%) due 06/28/2025 «~		5,000	5,405
7.422% (EUR006M + 5.000%) due 03/19/2027 «~		840	913

			15,980

SOVEREIGN ISSUES 1.0%

Ivory Coast Government International Bond
4.875% due 01/30/2032		3,666	3,508
5.250% due 03/22/2030		847	874
5.750% due 12/31/2032 þ		$2,054	1,953
5.875% due 10/17/2031	EUR	1,400	1,422
6.625% due 03/22/2048		1,000	844
6.875% due 10/17/2040		2,800	2,542
7.625% due 01/30/2033		$2,300	2,241
8.075% due 04/01/2036 (a)		1,400	1,344
8.250% due 01/30/2037		2,100	2,021

			16,749

Total Ivory Coast (Cost $33,097)			32,729

JAMAICA 0.1%

CORPORATE BONDS & NOTES 0.1%

TransJamaican Highway Ltd.
5.750% due 10/10/2036		$1,694	1,567

Total Jamaica (Cost $1,696)			1,567

JORDAN 0.3%

SOVEREIGN ISSUES 0.3%

Jordan Government International Bond
5.850% due 07/07/2030		$600	555
6.125% due 01/29/2026		2,000	1,996
7.375% due 10/10/2047		3,450	3,016

Total Jordan (Cost $5,894)			5,567

KAZAKHSTAN 1.0%

CORPORATE BONDS & NOTES 1.0%

KazMunayGas National Co. JSC
3.500% due 04/14/2033		$1,885	1,598
5.750% due 04/19/2047		5,300	4,636

QazaqGaz NC JSC
4.375% due 09/26/2027		1,000	970

Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/2030		6,500	5,691

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 08/15/2026	$4,400	$4,308

		17,203

SOVEREIGN ISSUES 0.0%

Kazakhstan Government International Bond
4.875% due 10/14/2044	200	185
6.500% due 07/21/2045	200	220

		405

Total Kazakhstan (Cost $18,213)		17,608

KENYA 0.8%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Republic of Kenya
11.900% (PRIME + 4.400%) due 04/05/2028 «~	$2,700	2,661

SOVEREIGN ISSUES 0.6%

Republic of Kenya Government International Bond
7.250% due 02/28/2028	2,100	2,025
8.000% due 05/22/2032	800	720
9.500% due 03/05/2036	2,500	2,296
9.750% due 02/16/2031	5,700	5,586

		10,627

Total Kenya (Cost $13,694)		13,288

LATVIA 0.3%

SOVEREIGN ISSUES 0.3%

Latvia Government International Bond
5.125% due 07/30/2034	$4,600	4,560

Total Latvia (Cost $4,557)		4,560

LEBANON 0.1%

SOVEREIGN ISSUES 0.1%

Lebanon Government International Bond
8.250% due 05/17/2034 ^(c)	$8,300	1,332

Total Lebanon (Cost $529)		1,332

	SHARES
LUXEMBOURG 2.5%

COMMON STOCKS 0.3%

Drillco Holding Lux SA «(l)	154,744	3,897

Foresea Holdings SA «	61,095	1,539

		5,436

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 2.2%

Chile Electricity Lux MPC SARL
5.580% due 10/20/2035	$1,300	1,301
5.672% due 10/20/2035 (a)	1,300	1,301
6.010% due 01/20/2033 (n)	3,813	3,918
6.010% due 01/20/2033	465	478

FORESEA Holding SA
7.500% due 06/15/2030	2,689	2,599

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036	3,000	3,041
6.103% due 08/23/2042	3,100	3,113
6.129% due 02/23/2038 (n)	3,400	3,496
6.510% due 02/23/2042 (n)	3,400	3,554

Guara Norte SARL
5.198% due 06/15/2034	6,229	5,842

Petrorio Luxembourg Trading SARL
6.125% due 06/09/2026	4,700	4,729

26	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Saavi Energia SARL
8.875% due 02/10/2035		$2,900	$2,937

			36,309

Total Luxembourg (Cost $38,667)			41,745

MACEDONIA 0.4%

SOVEREIGN ISSUES 0.4%

North Macedonia Government International Bond
6.960% due 03/13/2027	EUR	6,400	7,239

Total Macedonia (Cost $6,800)			7,239

MALAYSIA 0.8%

CORPORATE BONDS & NOTES 0.8%

Petronas Capital Ltd.
3.404% due 04/28/2061		$1,200	786
4.800% due 04/21/2060		1,330	1,154
4.800% due 04/21/2060 (n)		3,700	3,211
5.848% due 04/03/2055 (a)		7,600	7,713

Total Malaysia (Cost $13,697)			12,864

		SHARES
MEXICO 9.6%

COMMON STOCKS 0.0%

Hipotecaria Su Casita SA «(d)		93,349	0

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 5.1%

Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(i)(j)		$800	717
7.500% due 06/27/2029 •(i)(j)		4,240	4,166
7.625% due 01/10/2028 ~(i)(j)		500	499
8.375% due 10/14/2030 •(i)(j)		700	709
8.375% due 05/20/2031 •(i)(j)		2,100	2,084
8.750% due 05/20/2035 •(i)(j)		2,000	1,990

BBVA Bancomer SA
7.625% due 02/11/2035 •(j)		2,500	2,530

Gruma SAB de CV
5.761% due 12/09/2054		2,900	2,786

Industrias Penoles SAB de CV
4.750% due 08/06/2050		2,100	1,626

Minera Mexico SA de CV
4.500% due 01/26/2050		4,900	3,757

Petroleos Mexicanos
6.350% due 02/12/2048		5,438	3,625
6.375% due 01/23/2045		9,500	6,406
6.500% due 06/02/2041		15,100	10,681
6.625% due 06/15/2035		1,225	980
6.700% due 02/16/2032		21,620	19,013
6.950% due 01/28/2060		11,820	8,075
7.690% due 01/23/2050		5,000	3,754
8.750% due 06/02/2029		1,000	1,000
10.000% due 02/07/2033 (n)		9,700	10,112

Trust Fibra Uno
6.390% due 01/15/2050		2,100	1,693

			86,203

SOVEREIGN ISSUES 4.5%

Mexico Government International Bond
2.250% due 08/12/2036	EUR	6,000	4,886
2.750% due 11/27/2031 (h)	MXN	40,425	1,726
3.000% due 12/03/2026 (h)		483,419	22,736
3.771% due 05/24/2061		$3,000	1,753
4.000% due 11/30/2028 (h)	MXN	47,070	2,229
4.000% due 03/15/2115	EUR	1,000	708
5.000% due 05/07/2029		$11,100	10,994
5.000% due 04/27/2051 (n)		1,300	1,000

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 10/12/2110		$10,600	$8,349
6.338% due 05/04/2053		299	272
6.350% due 02/09/2035		800	803
6.400% due 05/07/2054		2,200	2,013
6.875% due 05/13/2037		10,000	10,256
7.375% due 05/13/2055		7,400	7,578

			75,303

Total Mexico (Cost $175,394)			161,506

MONGOLIA 0.0%

SOVEREIGN ISSUES 0.0%

Mongolia Government International Bond
7.875% due 06/05/2029		$500	514

Total Mongolia (Cost $496)			514

MOROCCO 0.5%

CORPORATE BONDS & NOTES 0.5%

OCP SA
3.750% due 06/23/2031		$2,550	2,267
5.125% due 06/23/2051		7,500	5,775

Total Morocco (Cost $9,049)			8,042

		SHARES
NETHERLANDS 0.8%

COMMON STOCKS 0.0%

Stichting Administratiekantoor «(d)		13,778	14

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.5%

NE Property BV
1.875% due 10/09/2026	EUR	200	213

Prosus NV
1.539% due 08/03/2028		500	507
2.031% due 08/03/2032		600	559
3.061% due 07/13/2031		$1,200	1,035
3.257% due 01/19/2027		1,000	969
3.680% due 01/21/2030		900	832
4.027% due 08/03/2050		600	405

Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK)
15.000% due 12/31/2044 ^(b)(c)		2,957	58

Yinson Boronia Production BV
8.947% due 07/31/2042		3,469	3,665

			8,243

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

VEON Ltd.
TBD% due 03/25/2027 «		5,900	5,811

Total Netherlands (Cost $14,687)			14,068

NIGERIA 1.6%

CORPORATE BONDS & NOTES 0.5%

BOI Finance BV
7.500% due 02/16/2027	EUR	7,800	8,446

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Bank of Industry Ltd.
4.185% (EUR003M + 1.700%) due 08/23/2027 ~		3,900	4,186

SOVEREIGN ISSUES 0.8%

Nigeria Government International Bond
7.143% due 02/23/2030		$800	725

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.625% due 11/28/2047	$1,200	$908
7.696% due 02/23/2038	3,500	2,837
7.875% due 02/16/2032	3,700	3,297
8.375% due 03/24/2029	800	774
8.747% due 01/21/2031	650	621
9.625% due 06/09/2031	1,800	1,779
10.375% due 12/09/2034	2,400	2,413

		13,354

Total Nigeria (Cost $27,145)		25,986

OMAN 1.1%

SOVEREIGN ISSUES 1.1%

Oman Government International Bond
5.625% due 01/17/2028	$4,430	4,467
6.000% due 08/01/2029	3,900	4,008
6.500% due 03/08/2047	1,800	1,827
6.750% due 10/28/2027	1,300	1,351
6.750% due 01/17/2048	1,200	1,242
7.000% due 01/25/2051	5,900	6,287

Total Oman (Cost $18,040)		19,182

PAKISTAN 1.3%

SOVEREIGN ISSUES 1.3%

Pakistan Government International Bond
6.000% due 04/08/2026	$10,000	9,493
6.875% due 12/05/2027	1,800	1,644
8.250% due 09/30/2025	2,300	2,295
8.875% due 04/08/2051 (n)	4,600	3,612
8.875% due 04/08/2051	4,100	3,220

Pakistan Water & Power Development Authority
7.500% due 06/04/2031	900	716

Total Pakistan (Cost $21,340)		20,980

PANAMA 1.8%

CORPORATE BONDS & NOTES 0.3%

Aeropuerto Internacional de Tocumen SA
5.125% due 08/11/2061	$2,700	1,915

Banco General SA
5.250% due 05/07/2031 •(i)(j)	3,000	2,660
5.250% due 05/07/2031 ~(i)	600	532

ENA Norte Trust
4.950% due 04/25/2028	598	562

		5,669

SOVEREIGN ISSUES 1.5%

Panama Government International Bond
4.300% due 04/29/2053	2,800	1,713
4.500% due 05/15/2047	200	132
4.500% due 04/16/2050	1,000	638
4.500% due 01/19/2063	3,600	2,199
6.400% due 02/14/2035	4,000	3,763
6.700% due 01/26/2036	4,800	4,607
6.853% due 03/28/2054	1,900	1,667
6.875% due 01/31/2036	2,700	2,603
7.875% due 03/01/2057 (n)	2,500	2,460
8.000% due 03/01/2038	1,500	1,549
8.125% due 04/28/2034	2,860	3,092
9.375% due 04/01/2029	518	580

		25,003

Total Panama (Cost $36,050)		30,672

PARAGUAY 0.6%

SOVEREIGN ISSUES 0.6%

Paraguay Government International Bond
2.739% due 01/29/2033	$800	663
3.849% due 06/28/2033	600	530
5.400% due 03/30/2050	700	603
5.600% due 03/13/2048	200	177
5.850% due 08/21/2033	700	700

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	27

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 02/09/2036		$1,000	$1,002
6.650% due 03/04/2055		1,900	1,909
7.900% due 02/09/2031	PYG	23,766,000	2,952
8.500% due 03/04/2035		16,023,000	1,997

Total Paraguay (Cost $11,315)			10,533

PERU 2.2%

CORPORATE BONDS & NOTES 1.6%

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	12,400	3,620

InRetail Consumer
3.250% due 03/22/2028		$11,600	10,980

Kallpa Generacion SA
5.875% due 01/30/2032		1,300	1,330

Niagara Energy SAC
5.746% due 10/03/2034		2,500	2,474

Petroleos del Peru SA
5.625% due 06/19/2047		12,600	7,954

			26,358

SOVEREIGN ISSUES 0.6%

Peru Government International Bond
5.375% due 02/08/2035		2,030	1,995
5.400% due 08/12/2034	PEN	2,000	497
5.875% due 08/08/2054		$3,000	2,912
6.150% due 08/12/2032	PEN	5,200	1,422
6.900% due 08/12/2037		5,000	1,344
6.950% due 08/12/2031		2,800	815
7.300% due 08/12/2033		1,400	403

			9,388

Total Peru (Cost $36,235)			35,746

PHILIPPINES 0.4%

CORPORATE BONDS & NOTES 0.4%

PLDT, Inc.
3.450% due 06/23/2050		$4,700	3,276

San Miguel Global Power Holdings Corp.
8.125% due 12/02/2029 ~(i)		4,100	4,140

Total Philippines (Cost $8,988)			7,416

POLAND 1.3%

CORPORATE BONDS & NOTES 0.1%

ORLEN SA
6.000% due 01/30/2035		$1,900	1,952

SOVEREIGN ISSUES 1.2%

Bank Gospodarstwa Krajowego
5.750% due 07/09/2034		3,600	3,673
6.250% due 07/09/2054		3,600	3,632

Republic of Poland Government International Bond
4.875% due 02/12/2030		1,700	1,717
4.875% due 10/04/2033		3,200	3,155
5.375% due 02/12/2035		3,300	3,321
5.500% due 04/04/2053 (n)		4,300	4,056

			19,554

Total Poland (Cost $21,390)			21,506

QATAR 1.9%

CORPORATE BONDS & NOTES 1.2%

QatarEnergy
2.250% due 07/12/2031		$10,000	8,658
3.125% due 07/12/2041		4,250	3,187
3.300% due 07/12/2051		6,300	4,355
3.300% due 07/12/2051 (n)		5,400	3,733

			19,933

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.7%

Qatar Government International Bond
4.400% due 04/16/2050		$1,900	$1,633
4.817% due 03/14/2049		3,180	2,920
4.875% due 02/27/2035		4,200	4,272
5.103% due 04/23/2048		2,375	2,278

			11,103

Total Qatar (Cost $34,247)			31,036

ROMANIA 1.9%

SOVEREIGN ISSUES 1.9%

Romania Government International Bond
2.124% due 07/16/2031	EUR	4,450	3,936
2.125% due 03/07/2028 (n)		500	513
2.375% due 04/19/2027 (n)		350	371
2.875% due 04/13/2042 (n)		4,500	2,950
3.375% due 01/28/2050		2,700	1,752
3.500% due 04/03/2034 (n)		900	789
3.750% due 02/07/2034		200	180
4.625% due 04/03/2049 (n)		1,000	804
5.250% due 03/10/2030		4,400	4,796
5.250% due 05/30/2032 (n)		4,200	4,380
5.625% due 05/30/2037 (n)		4,200	4,149
6.125% due 01/22/2044 (n)		$4,500	3,940
6.375% due 09/18/2033	EUR	3,600	3,973

Total Romania (Cost $37,289)			32,533

RUSSIA 0.0%

SOVEREIGN ISSUES 0.0%

Russia Government International Bond
7.500% due 03/31/2030		$110	73

Total Russia (Cost $20)			73

RWANDA 0.1%

SOVEREIGN ISSUES 0.1%

Rwanda Government International Bond
5.500% due 08/09/2031		$1,200	975

Total Rwanda (Cost $958)			975

SAUDI ARABIA 3.0%

CORPORATE BONDS & NOTES 1.2%

Saudi Arabian Oil Co.
3.500% due 11/24/2070		$3,200	1,989
4.250% due 04/16/2039		2,700	2,356
5.250% due 07/17/2034		6,700	6,748
5.750% due 07/17/2054		3,300	3,120
5.875% due 07/17/2064		5,700	5,338

			19,551

SOVEREIGN ISSUES 1.8%

Saudi Government International Bond
3.450% due 02/02/2061		6,800	4,233
3.750% due 01/21/2055		3,400	2,321
4.500% due 10/26/2046		10,100	8,307
4.625% due 10/04/2047		1,400	1,167
5.000% due 01/16/2034 (n)		7,600	7,553
5.000% due 01/18/2053		200	172
5.625% due 01/13/2035		6,900	7,097

			30,850

Total Saudi Arabia (Cost $56,739)			50,401

SENEGAL 1.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Republic of Senegal
8.446% (EUR006M + 5.800%) due 12/22/2028 «~	EUR	5,000	4,710

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.7%

Senegal Government International Bond
4.750% due 03/13/2028	EUR	4,700	$4,421
5.375% due 06/08/2037		8,000	5,773
6.750% due 03/13/2048		$1,300	848

			11,042

Total Senegal (Cost $19,042)			15,752

SERBIA 1.5%

CORPORATE BONDS & NOTES 0.1%

Telecommunications Co. Telekom Srbija AD Belgrade
7.000% due 10/28/2029		$900	899

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Mercury Projects Finance PLC
0.400% - 6.668% (EUR006M + 4.200%) due 08/11/2030 «~	EUR	5,000	5,566

SOVEREIGN ISSUES 1.1%

Serbia Government International Bond
1.000% due 09/23/2028		500	486
1.500% due 06/26/2029		3,800	3,675
1.650% due 03/03/2033 (n)		2,400	2,025
3.125% due 05/15/2027 (n)		4,620	4,928
3.125% due 05/15/2027		800	853
6.000% due 06/12/2034		$1,900	1,887
6.250% due 05/26/2028		300	307
6.500% due 09/26/2033 (n)		3,600	3,712

			17,873

Total Serbia (Cost $24,297)			24,338

SINGAPORE 0.1%

CORPORATE BONDS & NOTES 0.1%

Medco Bell Pte. Ltd.
6.375% due 01/30/2027		$500	498

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029		1,600	1,675

Total Singapore (Cost $2,076)			2,173

SOUTH AFRICA 2.3%

CORPORATE BONDS & NOTES 1.1%

Eskom Holdings SOC Ltd.
4.314% due 07/23/2027		$5,000	4,793
6.350% due 08/10/2028		5,200	5,173
8.450% due 08/10/2028		2,800	2,899

Sasol Financing USA LLC
6.500% due 09/27/2028		1,150	1,105
8.750% due 05/03/2029		3,700	3,730

			17,700

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Transnet SOC Ltd.
11.558% (JIBA3M + 4.000%) due 03/02/2028 «~	ZAR	66,000	3,564

SOVEREIGN ISSUES 1.0%

Republic of South Africa Government International Bond
7.100% due 11/19/2036		$2,700	2,621
7.950% due 11/19/2054		2,800	2,638
8.500% due 01/31/2037	ZAR	29,300	1,329
8.875% due 02/28/2035 (n)		206,800	10,097

			16,685

Total South Africa (Cost $38,490)			37,949

28	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH KOREA 0.3%

CORPORATE BONDS & NOTES 0.3%

SK Hynix, Inc.
6.500% due 01/17/2033		$5,000	$5,372

Total South Korea (Cost $5,303)			5,372

SRI LANKA 0.9%

SOVEREIGN ISSUES 0.9%

Sri Lanka Government International Bond
3.100% due 01/15/2030 þ		$2,186	1,943
3.350% due 03/15/2033 þ		4,288	3,387
3.600% due 06/15/2035 þ		2,895	1,976
3.600% due 05/15/2036 þ		2,009	1,575
3.600% due 02/15/2038 þ		4,021	3,181
4.000% due 04/15/2028		2,556	2,409

Total Sri Lanka (Cost $13,379)			14,471

SUPRANATIONAL 0.0%

CORPORATE BONDS & NOTES 0.0%

Africa Finance Corp.
2.870% due 08/13/2031		$200	171

Total Supranational (Cost $166)			171

TANZANIA 0.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

The Ministry of Finance and Planning, Government of the United Republic of Tanzania
8.320% (EUR006M + 5.400%) due 04/26/2028 ~«	EUR	3,309	3,592

Total Tanzania (Cost $3,881)			3,592

THAILAND 0.2%

CORPORATE BONDS & NOTES 0.2%

Bangkok Bank PCL
3.466% due 09/23/2036 •(j)		$2,700	2,385

PTTEP Treasury Center Co. Ltd.
2.587% due 06/10/2027		400	383

Total Thailand (Cost $3,106)			2,768

TRINIDAD AND TOBAGO 0.3%

CORPORATE BONDS & NOTES 0.1%

National Gas Co. of Trinidad & Tobago Ltd.
6.050% due 01/15/2036		$2,000	1,847

SOVEREIGN ISSUES 0.2%

Trinidad & Tobago Government International Bond
5.950% due 01/14/2031		2,700	2,641

Total Trinidad and Tobago (Cost $4,521)			4,488

TUNISIA 0.1%

SOVEREIGN ISSUES 0.1%

Tunisian Republic International Bond
3.280% due 08/09/2027	JPY	200,000	1,198

Total Tunisia (Cost $1,938)			1,198

TURKEY 4.9%

CORPORATE BONDS & NOTES 0.2%

Turkcell Iletisim Hizmetleri AS
7.450% due 01/24/2030		$3,200	3,233

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		785	760

			3,993

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%

Republic of Turkey
9.127% (EUR003M + 6.210%) due 04/27/2031 «~	EUR	5,700	$6,536

SOCAR Turkey Enerji AS
5.931% (EUR006M + 3.450%) due 08/11/2026 ~		7,600	8,213

Turkiye Vakiflar Bankasi TAO
5.785% (EUR003M + 3.000%) due 12/15/2028 «~		1,800	1,932

			16,681

SOVEREIGN ISSUES 3.7%

Turkey Government International Bond
4.875% due 04/16/2043		$12,700	8,870
5.750% due 05/11/2047		30,100	22,558
6.000% due 01/14/2041		780	640
6.125% due 10/24/2028		3,300	3,271
7.125% due 02/12/2032		4,100	4,036
7.125% due 07/17/2032		1,800	1,769
7.625% due 05/15/2034		1,100	1,110
27.700% due 09/27/2034	TRY	224,800	5,307
45.031% due 05/20/2026 ~		13,300	351
45.031% due 08/19/2026 ~		30,100	780
45.031% due 05/17/2028 ~		294,300	7,336
45.111% due 06/16/2027 ~		137,100	3,507

Turkiye Ihracat Kredi Bankasi AS
7.500% due 02/06/2028		$2,600	2,626

			62,161

Total Turkey (Cost $87,521)			82,835

UKRAINE 1.0%

SOVEREIGN ISSUES 1.0%

Ukraine Government International Bond
0.000% due 02/01/2030 þ(g)		$1,076	554
0.000% due 02/01/2034 þ(g)		4,022	1,599
0.000% due 02/01/2035 þ(g)		1,192	662
0.000% due 08/01/2041 ~		6,350	4,620
1.750% due 02/01/2034 þ		7,932	4,243
1.750% due 02/01/2035 þ		4,331	2,274
1.750% due 02/01/2036 þ		4,286	2,218

Total Ukraine (Cost $13,022)			16,170

UNITED ARAB EMIRATES 2.0%

CORPORATE BONDS & NOTES 1.3%

Abu Dhabi Developmental Holding Co. PJSC
5.250% due 10/02/2054		$3,300	3,075
5.500% due 05/08/2034		3,400	3,530

Adnoc Murban Rsc Ltd.
5.125% due 09/11/2054		6,000	5,481

DP World Ltd.
4.700% due 09/30/2049		500	429
5.625% due 09/25/2048		1,050	1,007
6.850% due 07/02/2037		1,650	1,837

MDGH GMTN RSC Ltd.
5.084% due 05/22/2053		1,500	1,395
5.875% due 05/01/2034		5,000	5,281

Ruwais Power Co. PJSC
6.000% due 08/31/2036		420	430

			22,465

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

NMC Healthcare LLC
10.855% (US0003M + 6.000%) due 03/25/2027 ~«	AED	11,216	3,058

SOVEREIGN ISSUES 0.5%

Emirate of Abu Dhabi Government International Bond
5.500% due 04/30/2054		$6,800	6,830

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Emirate of Dubai Government International Bond
3.900% due 09/09/2050		$400	$291

Finance Department Government of Sharjah
4.375% due 03/10/2051		2,750	1,906

			9,027

Total United Arab Emirates (Cost $35,807)			34,550

UNITED KINGDOM 2.6%

CORPORATE BONDS & NOTES 2.1%

Antofagasta PLC
6.250% due 05/02/2034		$2,400	2,482

Azule Energy Finance PLC
8.125% due 01/23/2030		2,700	2,708

Fresnillo PLC
4.250% due 10/02/2050		4,200	3,072

NAK Naftogaz Ukraine via Kondor Finance PLC
7.125% due 07/19/2026	EUR	695	659

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (f)		$20,070	14,154

Standard Chartered Bank
0.000% due 05/06/2025 «(f)	PKR	441,600	1,438
0.000% due 12/01/2025 «(f)		516,000	1,575
0.000% due 06/02/2025 «(f)		488,200	1,576
0.000% due 11/03/2025 «(f)		463,600	1,424

Ukraine Railways Via Rail Capital Markets PLC
8.250% due 07/09/2026		$3,901	3,354

Vedanta Resources Finance PLC
9.475% due 07/24/2030		1,300	1,288
9.850% due 04/24/2033		1,400	1,400

			35,130

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%

Canada Square Funding PLC
5.409% due 06/17/2058 ~	GBP	770	997
5.415% due 01/17/2059 •		2,170	2,808

Polaris PLC
5.763% due 05/23/2059		1,490	1,930

Rochester Financing PLC
5.159% due 12/18/2044 •		1,820	2,348

Tower Bridge Funding PLC
5.178% due 12/20/2063 •		869	1,123

			9,206

Total United Kingdom (Cost $43,487)			44,336

UNITED STATES 8.7%

ASSET-BACKED SECURITIES 0.7%

Aames Mortgage Investment Trust
4.915% due 04/25/2036 •		$651	605

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.485% due 11/25/2034 •		91	90

Argent Securities Trust
4.735% due 07/25/2036 •		545	486

Countrywide Asset-Backed Certificates Trust
4.915% due 02/25/2037 •		1,399	1,331
5.560% due 11/25/2035 •		1,717	1,699

Credit-Based Asset Servicing & Securitization Trust
3.151% due 01/25/2037 þ		6,623	1,870

GSAA Home Equity Trust
6.502% due 11/25/2036 þ		968	371

Home Equity Asset Trust
5.785% due 02/25/2033 •		54	52

MASTR Asset-Backed Securities Trust
5.135% due 09/25/2034 ~		120	105

Morgan Stanley ABS Capital, Inc. Trust
5.200% due 01/25/2035 •		23	23
5.230% due 03/25/2034 •		1,855	1,937

Morgan Stanley Mortgage Loan Trust
5.155% due 04/25/2037 •		227	60

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	29

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 02/25/2037 •	$50	$28

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.735% due 07/25/2036 ~	307	286

Option One Mortgage Loan Trust
4.655% due 04/25/2037 ~	507	340
4.655% due 05/25/2037 •	206	124

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.215% due 09/25/2035 •	1,600	1,453

Saxon Asset Securities Trust
4.745% due 09/25/2037 ~	210	201

Soundview Home Loan Trust
4.960% due 03/25/2036 ~	125	124
5.335% due 10/25/2037 ~	638	484

		11,669

CORPORATE BONDS & NOTES 0.9%

Credit Suisse AG AT1 Claim	2,000	240

Rio Oil Finance Trust
8.200% due 04/06/2028	3,129	3,201
9.750% due 01/06/2027	1,852	1,907

Rutas 2 & 7 Finance Ltd.
0.000% due 09/30/2036 (f)	4,577	3,258

VB DPR Finance Co.
6.833% due 03/15/2035 «(l)	6,100	6,224

		14,830

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%

Castlelake LP
2.950% due 05/13/2031 «•	4,613	4,352

Finance Ministry Angola
13.500% (PRIME + 6.000%) due 12/11/2025 «~	4,800	4,800

Ziraat Bank
7.399% due 06/15/2034 «	5,100	4,980

		14,132

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.9%

Adjustable Rate Mortgage Trust
5.216% due 11/25/2035 •	56	40

Arroyo Mortgage Trust
4.950% due 07/25/2057 þ	1,605	1,596

Banc of America Funding Trust
6.388% due 04/25/2037 þ	82	70

BANK
4.407% due 11/15/2061 ~	3,200	3,162

BCAP LLC Trust
4.211% due 05/26/2037 ~	1,774	1,579

Bear Stearns Adjustable Rate Mortgage Trust
4.526% due 02/25/2036 •	26	24
5.172% due 01/25/2035 •	4	4

Benchmark Mortgage Trust
3.666% due 01/15/2051 ~	1,500	1,455
4.261% due 10/10/2051	4,100	4,001

CIM Trust
5.500% due 08/25/2064 ~	5,499	5,521

Citigroup Mortgage Loan Trust
5.607% due 07/25/2046 •	33	31
6.830% due 09/25/2035 •	9	9

CitiMortgage Alternative Loan Trust
5.085% due 10/25/2036 ~	418	321

Countrywide Alternative Loan Trust
4.785% due 05/25/2036 •	461	179
5.075% due 11/25/2035 •	73	64
5.750% due 03/25/2037 ~	81	42
6.250% due 11/25/2036	52	38

Countrywide Home Loan Mortgage Pass-Through Trust
4.330% due 03/25/2037 •	28	24
4.358% due 02/25/2047 ~	36	31
4.933% due 09/25/2047 •	18	16

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.938% due 05/25/2066 •	$3,359	$2,803
1.756% due 10/25/2066 •	1,834	1,604
2.000% due 01/25/2060 ~	1,652	1,454
3.631% due 11/30/2037 ~	552	501
6.421% due 10/25/2037 •	487	286

CSAB Mortgage-Backed Trust
6.220% due 09/25/2036 þ	145	42
6.672% due 06/25/2036 þ	207	53

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.500% due 12/25/2035	84	70
6.369% due 10/25/2036 þ	48	41
6.386% due 10/25/2036 þ	48	41

Ellington Financial Mortgage Trust
5.900% due 09/25/2067 þ	5,532	5,561

GSMPS Mortgage Loan Trust
4.785% due 01/25/2036 ~	111	89

HarborView Mortgage Loan Trust
6.023% due 08/19/2036 ~	2	2

Impac CMB Trust
5.075% due 03/25/2035 ~	60	58

IndyMac INDA Mortgage Loan Trust
3.505% due 11/25/2037 ~	457	377
3.802% due 08/25/2036 •	96	76

IndyMac INDX Mortgage Loan Trust
3.515% due 06/25/2036 ~	74	65
3.685% due 10/25/2035 •	67	54
4.735% due 06/25/2037 •	101	36
4.795% due 02/25/2037 ~	374	372

JP Morgan Mortgage Trust
5.203% due 11/25/2035 •	23	18
5.285% due 08/25/2035 ~	20	20

JP Morgan Resecuritization Trust
2.500% due 03/25/2056	54	52

Legacy Mortgage Asset Trust
3.000% due 09/25/2059 ~	721	690

Lehman XS Trust
4.815% due 09/25/2046 •	1,366	1,213
4.935% due 08/25/2037 •	2,090	2,036

Luminent Mortgage Trust
4.795% due 12/25/2036 ~	14	14

MASTR Alternative Loan Trust
4.835% due 03/25/2036 •	131	13

Residential Accredit Loans, Inc. Trust
6.000% due 09/25/2036	686	548
6.500% due 07/25/2037	224	184

Sequoia Mortgage Trust
4.801% due 01/20/2047 ~	21	15

SG Residential Mortgage Trust
5.353% due 08/25/2062 þ	8,039	8,021

Structured Adjustable Rate Mortgage Loan Trust
4.526% due 11/25/2035 ~	17	15
4.607% due 09/25/2036 •	108	74
6.190% due 10/25/2037 •	59	53

SunTrust Adjustable Rate Mortgage Loan Trust
5.030% due 10/25/2037 ~	248	219

TBW Mortgage-Backed Trust
6.470% due 09/25/2036 þ	568	13

Turkeys First National Bank
7.962% due 11/15/2034 «(l)	2,500	2,448

WaMu Mortgage Pass-Through Certificates Trust
3.423% due 05/25/2037 ~	74	59
3.727% due 04/25/2037 •	41	38
3.846% due 01/25/2037 •	58	50
4.313% due 12/25/2036 •	117	105
4.601% due 03/25/2036 ~	686	605
4.805% due 05/25/2034 ~	54	50

Wells Fargo Mortgage-Backed Securities Trust
7.424% due 10/25/2036 •	148	141

		48,486

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 1.5%

Uniform Mortgage-Backed Security, TBA
4.000% due 05/01/2055		$6,200	$5,769
4.500% due 05/01/2055 - 06/01/2055		6,200	5,927
5.000% due 04/01/2055		6,500	6,371
5.500% due 05/01/2055		7,650	7,634

			25,701

U.S. TREASURY OBLIGATIONS 1.9%

U.S. Treasury Bonds
1.750% due 08/15/2041 (p)(r)		11,700	7,934
3.250% due 05/15/2042 (n)(r)		18,000	15,217
4.375% due 08/15/2043 (r)		500	487

U.S. Treasury Notes
4.000% due 02/28/2030 (p)(r)		8,300	8,320

			31,958

		SHARES
WARRANTS 0.0%

Constellation Oil ‘D’ - Exp. 06/10/2071 «(l)		3	0

Total United States (Cost $155,541)			146,776

		PRINCIPAL AMOUNT (000S)
URUGUAY 0.4%

SOVEREIGN ISSUES 0.4%

Uruguay Government International Bond
5.100% due 06/18/2050		$200	186
5.250% due 09/10/2060		5,000	4,596
5.442% due 02/14/2037		2,100	2,124

Total Uruguay (Cost $7,317)			6,906

UZBEKISTAN 0.8%

CORPORATE BONDS & NOTES 0.2%

Ipoteka-Bank ATIB
5.500% due 11/19/2025		$200	199

Uzbek Industrial & Construction Bank ATB
8.950% due 07/24/2029		1,500	1,562
21.000% due 07/24/2027	UZS	27,460,000	2,196

			3,957

SOVEREIGN ISSUES 0.6%

Republic of Uzbekistan International Bond
5.375% due 05/29/2027	EUR	4,900	5,364
5.375% due 02/20/2029		$1,900	1,817

Uzbekneftegaz JSC
4.750% due 11/16/2028		2,900	2,604

			9,785

Total Uzbekistan (Cost $13,470)			13,742

VENEZUELA 0.9%

CORPORATE BONDS & NOTES 0.5%

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(c)		$51,899	7,171
5.500% due 04/12/2037 ^(c)		2,863	401

			7,572

SOVEREIGN ISSUES 0.4%

Venezuela Government International Bond
7.000% due 03/31/2038 ^(c)		19,240	3,605
7.650% due 04/21/2025 ^(c)		12,580	2,254
9.250% due 05/07/2028 ^(c)		2,740	528

30	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
11.950% due 08/05/2031 ^(c)	$830	$170

		6,557

Total Venezuela (Cost $45,671)		14,129

VIETNAM 0.1%

SOVEREIGN ISSUES 0.1%

Vietnam Government International Bond
5.500% due 03/12/2028 þ	$1,061	1,012

Total Vietnam (Cost $1,028)		1,012

SHORT-TERM INSTRUMENTS 6.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (k)	536,344	536

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (m) 4.6%
			$77,394

NIGERIA TREASURY BILLS 1.3%
26.684% due 04/01/2025 - 12/02/2025 (e)(f)	NGN	35,259,486	21,555

U.S. TREASURY BILLS 0.1%
4.298% due 04/17/2025 (e)(f)(r)		$1,715	1,712

Total Short-Term Instruments (Cost $100,924)			101,197

Total Investments in Securities (Cost $1,943,494)			1,848,295

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 3.4%

SHORT-TERM INSTRUMENTS 3.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%

PIMCO Short-Term Floating NAV Portfolio III	5,830,795	$56,757

Total Short-Term Instruments (Cost $56,765)		56,757

Total Investments in Affiliates (Cost $56,765)		56,757

Total Investments 113.6% (Cost $2,000,259)		$1,905,052

Financial Derivative Instruments (o)(q) (0.3)% (Cost or Premiums, net $(7,945))		(4,494)

Other Assets and Liabilities, net (13.3)%		(223,225)

Net Assets 100.0%		$1,677,333

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Security becomes interest bearing at a future date.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	Coupon represents a 7-Day Yield.

(l) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil ‘D’ - Exp. 06/10/2071	06/10/2022	$0	$0	0.00%
Drillco Holding Lux SA	06/08/2023	3,095	3,897	0.23
Turkeys First National Bank 7.962% due 11/15/2034	09/18/2024	2,500	2,448	0.15
VB DPR Finance Co. 6.833% due 03/15/2035	01/31/2025	6,100	6,224	0.37

		$11,695	$12,569	0.75%

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	31

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(m) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	1.500%	03/12/2025	TBD	(2)	EUR 9,200	Romanian Government International Bond 1.375% due 12/02/2029	$(9,923)	$9,948	$9,956
BRC	3.900	12/20/2024	TBD	(2)	$ 2,652	Egypt Government International Bond 7.500% due 01/31/2027	(2,689)	2,652	2,681
DEU	4.330	03/25/2025	04/01/2025		17,207	U.S. Treasury Note/Bond 4.125% due 11/15/2032	(17,396)	17,207	17,222
	4.340	03/25/2025	04/01/2025		11,392	U.S. Treasury Bonds 2.250% - 3.375% due 05/15/2041 - 11/15/2048	(11,296)	11,392	11,402
						U.S. Treasury Notes 4.000% due 02/15/2034	(296)
	4.350	03/25/2025	04/01/2025		25,587	U.S. Treasury Notes 3.875% due 12/31/2027	(16,086)	25,586	25,609
						U.S. Treasury Notes 2.625% due 02/15/2029	(9,635)
MYI	3.850	12/20/2024	TBD	(2)	10,609	Egypt Government International Bond 7.500% due 01/31/2027	(10,367)	10,609	10,720

Total Repurchase Agreements							$(77,688)	$77,394	$77,590

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)		Payable for Reverse Repurchase Agreements
BPS	2.580%	03/12/2025	TBD	(4)	EUR	(7,171)	$(7,765)
	4.480	12/20/2024	TBD	(4)		$(7,144)	(7,235)
	4.500	12/20/2024	TBD	(4)		(3,211)	(3,252)
BRC	2.350	03/12/2025	TBD	(4)	EUR	(1,146)	(1,240)
	2.500	03/12/2025	TBD	(4)		(1,669)	(1,807)
	4.000	12/20/2024	TBD	(4)		$(10,436)	(10,554)
	4.150	12/20/2024	TBD	(4)		(989)	(1,000)
	4.150	02/14/2025	TBD	(4)		(3,889)	(3,910)
JML	4.280	03/07/2025	TBD	(4)		(9,220)	(9,248)
	4.850	03/21/2025	05/09/2025			(944)	(946)
MBC	4.000	01/24/2025	TBD	(4)		(1,400)	(1,411)
MEI	4.250	01/10/2025	04/07/2025			(936)	(945)
MYI	2.150	03/12/2025	TBD	(4)	EUR	(423)	(458)
	2.450	03/12/2025	TBD	(4)		(4,423)	(4,789)
	3.650	12/20/2024	TBD	(4)		$(2,747)	(2,775)
	4.200	12/20/2024	TBD	(4)		(144)	(146)
	4.400	12/20/2024	TBD	(4)		(3,902)	(3,951)
	4.450	12/20/2024	TBD	(4)		(817)	(828)
	4.520	12/20/2024	TBD	(4)		(7,171)	(7,263)
NOM	4.200	12/20/2024	TBD	(4)		(6,703)	(6,782)
	4.320	12/20/2024	TBD	(4)		(4,462)	(4,516)
	4.550	12/20/2024	TBD	(4)		(5,959)	(6,036)
SCX	2.600	03/12/2025	TBD	(4)	EUR	(4,596)	(4,977)
	3.750	01/24/2025	TBD	(4)		$(1,524)	(1,535)
	4.250	02/14/2025	TBD	(4)		(1,606)	(1,615)
	4.500	12/20/2024	TBD	(4)		(3,881)	(3,930)
TDM	4.580	03/25/2025	TBD	(4)		(44,337)	(44,376)

Total Reverse Repurchase Agreements							$(143,290)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(5)
Egypt (0.8)%
Sovereign Issues (0.8)%
Egypt Government International Bond	7.500%	01/31/2027	$ 13,000	$(13,042)	$(13,005)

Romania (0.6)%
Sovereign Issues (0.6)%
Romania Government International Bond	1.375%	12/02/2029	EUR 10,700	(12,544)	(10,021)

32	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(5)
United States (3.2)%
U.S. Treasury Obligations (3.2)%
U.S. Treasury Bonds	2.250%	05/15/2041	$6,000	$(4,187)	$(4,500)
U.S. Treasury Bonds	3.375	11/15/2048	8,238	(6,453)	(6,794)
U.S. Treasury Notes	2.625	02/15/2029	10,100	(9,198)	(9,669)
U.S. Treasury Notes	3.875	12/31/2027	15,900	(15,741)	(16,053)
U.S. Treasury Notes	4.000	02/15/2034	300	(284)	(297)
U.S. Treasury Notes	4.125	11/15/2032	17,100	(17,703)	(17,396)

Total United States				(53,566)	(54,709)

Total Short Sales (4.6)%				$(79,152)	$(77,735)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(6)
Global/Master Repurchase Agreement
BPS	$9,956	$(18,252)	$0	$0	$(8,296)	$9,840	$1,544
BRC	2,681	(18,511)	0	0	(15,830)	16,000	170
DEU	54,233	0	0	0	54,233	(54,384)	(151)
JML	0	(10,194)	0	0	(10,194)	10,668	474
MBC	0	(1,411)	0	0	(1,411)	1,523	112
MEI	0	(945)	0	0	(945)	1,031	86
MYI	10,720	(20,210)	0	0	(9,490)	9,864	374
NOM	0	(17,334)	0	0	(17,334)	18,116	782
SCX	0	(12,057)	0	0	(12,057)	12,452	395
TDM	0	(44,376)	0	0	(44,376)	45,715	1,339

Master Securities Forward Transaction Agreement
BCY	0	0	0	(37,313)	(37,313)	0	(37,313)
GSC	0	0	0	(17,396)	(17,396)	0	(17,396)
JML	0	0	0	(10,021)	(10,021)	0	(10,021)
SBI	0	0	0	(13,005)	(13,005)	0	(13,005)

Total Borrowings and Other Financing Transactions	$77,590	$(143,290)	$0	$(77,735)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(61,159)	$(61,159)
Sovereign Issues	0	(945)	(946)	(80,240)	(82,131)

Total Borrowings	$0	$(945)	$(946)	$(141,399)	$(143,290)

Payable for reverse repurchase agreements					$(143,290)

(n)	Securities with an aggregate market value of $148,254 and cash of $650 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(116,657) at a weighted average interest rate of 4.588%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(5)	Payable for short sales includes $(826) of accrued interest.
(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	33

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

(o) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2025	416	$86,184	$369	$0	$(3)
U.S. Treasury 5-Year Note June Futures	06/2025	1,244	134,546	1,756	0	(39)
U.S. Treasury 10-Year Note June Futures	06/2025	3,018	335,658	5,640	47	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	248	30,318	189	109	0

				$7,954	$156	$(42)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-BOBL June Futures	06/2025	133	$(16,940)	$133	$4	$(41)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	56	(6,391)	(75)	0	(5)

				$58	$4	$(46)

Total Futures Contracts				$8,012	$160	$(88)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
									Asset	Liability
CDX.EM-38 5-Year Index	(1.000)%	Quarterly	12/20/2027	$	7,000	$400	$(364)	$36	$0	$(5)
CDX.EM-39 5-Year Index	(1.000)	Quarterly	06/20/2028		27,400	1,279	(1,063)	216	0	(22)
CDX.EM-42 5-Year Index	(1.000)	Quarterly	12/20/2029		29,300	689	106	795	0	(5)
CDX.IG-41 5-Year Index	(1.000)	Quarterly	12/20/2028		2,600	(31)	(20)	(51)	0	0
CDX.IG-42 5-Year Index	(1.000)	Quarterly	06/20/2029		9,100	(207)	28	(179)	0	0
CDX.IG-43 5-Year Index	(1.000)	Quarterly	12/20/2029		18,200	(413)	63	(350)	0	0
CDX.IG-44 5-Year Index	(1.000)	Quarterly	06/20/2030		13,900	(278)	22	(256)	0	0

						$1,439	$(1,228)	$211	$0	$(32)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	18,000	$(491)	$(42)	$(533)	$78	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	$	22,300	(1,340)	227	(1,113)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		2,000	11	(173)	(162)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		9,500	70	(23)	47	0	(7)
Receive(4)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	08/31/2029		85,600	(1,219)	(422)	(1,641)	0	(70)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		58,095	182	(316)	(134)	0	(53)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		8,440	(15)	36	21	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		26,400	(1,385)	590	(795)	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		71,000	1,990	(1,205)	785	0	(99)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		21,200	(1,089)	848	(241)	28	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		3,300	46	(468)	(422)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		2,300	(8)	(7)	(15)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		2,600	(10)	(6)	(16)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		3,000	(12)	100	88	8	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		4,400	(17)	144	127	12	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		5,500	(21)	186	165	15	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		700	(3)	16	13	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		2,500	(9)	85	76	7	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		2,100	(8)	68	60	6	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		1,900	(7)	72	65	5	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		1,400	(5)	54	49	4	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		800	(3)	33	30	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		100	0	5	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		1,400	(5)	78	73	4	0

34	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	12/20/2033	$	5,410	$(294)	$183	$(111)	$15	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034		23,100	(968)	75	(893)	0	(67)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		41,200	77	286	363	0	(119)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		6,200	(68)	86	18	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		6,700	487	(196)	291	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2036		3,200	(5)	47	42	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039		1,600	89	(55)	34	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2039		4,800	(24)	100	76	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	06/15/2046		500	52	67	119	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/21/2046		800	119	103	222	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		100	(1)	1	0	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		400	(2)	4	2	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		20,000	(2,423)	477	(1,946)	146	0
Receive	1-Year BRL-CDI	13.055	Maturity	01/04/2027	BRL	31,300	0	45	45	0	(9)
Pay	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029	EUR	11,000	328	68	396	20	0
Pay	3-Month PLN-WIBOR	4.855	Annual	02/10/2030	PLN	86,700	116	64	180	72	0
Receive	6-Month CLP-CHILIBOR	5.511	Semi-Annual	11/13/2033	CLP	4,946,700	0	(91)	(91)	0	(10)
Pay	6-Month CLP-CHILIBOR	4.855	Semi-Annual	12/18/2033		4,700,000	0	(155)	(155)	8	0
Pay	6-Month CZK-PRIBOR	4.250	Annual	04/18/2029	CZK	200,400	247	190	437	21	0
Pay	6-Month CZK-PRIBOR	3.530	Annual	07/15/2029		436,900	(8)	330	322	51	0
Pay	6-Month CZK-PRIBOR	3.075	Annual	10/03/2029		264,000	0	(274)	(274)	30	0
Pay	6-Month CZK-PRIBOR	3.489	Annual	10/30/2029		215,200	(65)	25	(40)	26	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	4,400	(11)	189	178	6	0
Receive(4)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		9,700	154	(71)	83	0	(21)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		2,400	(9)	153	144	9	0
Pay(4)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		11,260	(480)	29	(451)	48	0
Receive(4)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		27,700	2,236	22	2,258	0	(218)
Pay	28-Day MXN-TIIE	9.235	Lunar	12/17/2025	MXN	372,800	(1)	73	72	0	(1)
Receive	28-Day MXN-TIIE	9.769	Lunar	12/24/2025		21,400	0	(9)	(9)	0	0
Receive(4)	28-Day MXN-TIIE	9.769	Lunar	09/27/2028		21,400	0	(42)	(42)	0	0
Pay(4)	28-Day MXN-TIIE	9.235	Lunar	05/02/2029		372,800	(36)	602	566	8	0
Receive	28-Day MXN-TIIE	8.267	Lunar	02/28/2030		330,900	(8)	(135)	(143)	0	(8)

							$(3,846)	$2,071	$(1,775)	$688	$(769)

Total Swap Agreements							$(2,407)	$843	$(1,564)	$688	$(801)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$160	$688	$848	$0	$ (88)	$ (801)	$ (889)

(p)

Securities with an aggregate market value of $8,583 and cash of $17,992 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	35

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

(q) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	42,384		$281	$0	$(2)
	04/2025		$5,425	AUD	8,576	0	(67)
	04/2025		64	JPY	9,595	0	0
	04/2025		15	SGD	20	0	0
	05/2025	AUD	8,576		$5,426	66	0
	05/2025	CNH	41		6	0	0
	05/2025	SGD	20		15	0	0
	05/2025		$24	CNH	173	0	0
	05/2025		281	JPY	42,242	2	0
	06/2025	CNH	18,846		$2,583	0	(25)
	06/2025		$676	CNH	4,875	0	(1)
	07/2025	CNH	86		$12	0	0
	08/2025		86		12	0	0

BOA	04/2025	CZK	1,823		74	0	(5)
	04/2025	EUR	8,708		9,455	39	0
	04/2025	KRW	150,379		103	1	0
	04/2025	NOK	206		18	0	(1)
	04/2025	PYG	127,440		16	0	0
	04/2025		$315	EGP	16,266	6	0
	04/2025		1,830	EUR	1,694	2	0
	05/2025	CNH	40		$6	0	0
	05/2025	EGP	1,986		38	0	0
	05/2025	HKD	5,725		737	0	0
	05/2025	IDR	1,798,560		108	0	0
	05/2025		$153	EGP	8,212	6	0
	05/2025		115	INR	9,841	0	0
	06/2025	CNH	5,664		$780	0	(4)
	06/2025		$331	CNH	2,392	0	0
	06/2025		103	KRW	149,813	0	(1)
	08/2025	CNH	2,904		$406	3	0
	08/2025	TWD	166		5	0	0
	02/2026	TRY	107,882		2,256	166	0

BPS	04/2025	BRL	2,280		394	0	(5)
	04/2025	CZK	25,325		1,041	0	(56)
	04/2025	EUR	157,625		165,333	0	(5,107)
	04/2025	IDR	32,390,810		1,954	9	0
	04/2025	ILS	640		174	1	0
	04/2025	JPY	15,126		101	0	0
	04/2025	SGD	251		189	2	0
	04/2025	TRY	18,030		476	5	0
	04/2025	TWD	292,058		8,879	84	0
	04/2025		$400	BRL	2,280	0	(1)
	04/2025		2,903	IDR	47,550,485	0	(48)
	04/2025		1,086	INR	94,336	16	0
	04/2025		633	JPY	94,383	0	(4)
	04/2025		912	KRW	1,325,363	0	(12)
	04/2025		108	NOK	1,139	0	0
	04/2025		2,279	TWD	74,646	0	(31)
	04/2025	ZAR	9,461		$517	2	0
	05/2025	CNH	157		22	0	0
	05/2025	IDR	5,572,225		335	1	0
	05/2025	NOK	1,139		108	0	0
	05/2025	TRY	89,688		2,281	59	0
	05/2025		$1,950	EUR	1,808	8	0
	05/2025		1,683	IDR	27,927,905	0	(9)
	05/2025		1,031	INR	88,433	1	0
	05/2025		101	JPY	15,076	0	0
	06/2025	AED	10,789		$2,938	0	0
	06/2025	CNH	32,436		4,469	0	(19)
	06/2025	KRW	294,019		206	6	0
	06/2025	PLN	1,547		398	2	(3)
	06/2025		$1,348	PLN	5,216	0	(5)
	07/2025	TWD	33,581		$1,033	16	0
	08/2025		27,624		848	8	0
	10/2025	BRL	136,800		22,320	0	(628)
	05/2029	KWD	2,427		8,344	149	0
	07/2029		579		1,991	35	0

36	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BRC	04/2025	EUR	1,905		$2,070	$10	$0
	04/2025	INR	3,080		35	0	(1)
	04/2025	MYR	94		21	0	0
	04/2025	NOK	1,906		171	0	(10)
	04/2025	PEN	7,292		1,952	0	(32)
	04/2025	TRY	404,037		10,545	158	0
	04/2025		$28	IDR	464,480	0	(1)
	04/2025		36	INR	3,077	0	0
	04/2025		13,330	TRY	514,463	11	(102)
	04/2025		407	ZAR	7,498	2	0
	05/2025	INR	3,085		$36	0	0
	05/2025	NOK	977		93	0	0
	05/2025	TRY	105,133		2,694	59	0
	05/2025		$2,674	TRY	104,920	0	(66)
	06/2025	TRY	13,973		$353	16	0
	06/2025		$243	MXN	4,976	0	(2)
	06/2025		165	PLN	638	0	0
	06/2025		1,065	TRY	42,004	0	(44)
	12/2025	TRY	42,319		$880	20	0
	02/2026		$2,256	TRY	107,995	0	(164)

BSH	04/2025	AUD	8,261		$5,234	72	0
	04/2025	JPY	404,195		2,691	0	(3)
	05/2025		$2,691	JPY	402,834	3	0
	06/2025	PEN	3,866		$1,048	0	(3)
	06/2025	PLN	148		38	0	0
	06/2025		$912	PLN	3,516	0	(6)

CBK	04/2025	DOP	97,909		$1,572	29	0
	04/2025	EGP	15,786		303	0	(9)
	04/2025	EUR	1,330		1,437	0	(1)
	04/2025	IDR	36,338,046		2,191	8	0
	04/2025	ILS	3,516		965	19	0
	04/2025	INR	38,683		447	0	(5)
	04/2025	PEN	10,935		2,938	0	(37)
	04/2025	TWD	32,210		983	13	0
	04/2025		$15,578	CAD	22,190	0	(157)
	04/2025		422	EGP	21,473	2	0
	04/2025		1,950	EUR	1,808	5	0
	04/2025		2,067	IDR	33,924,229	0	(29)
	04/2025		323	INR	27,694	0	0
	04/2025		66	KRW	96,546	0	0
	04/2025		4,943	PEN	17,970	0	(52)
	04/2025		4,808	TWD	157,589	0	(63)
	05/2025	CAD	22,158		$15,578	157	0
	05/2025	IDR	6,261,088		377	2	0
	05/2025	THB	7		0	0	0
	05/2025		$413	EGP	21,743	11	0
	05/2025		1,677	IDR	27,858,488	0	(7)
	06/2025	CNH	3,648		$503	0	(1)
	06/2025	COP	5,022,882		1,206	17	0
	06/2025	EGP	16,880		323	1	0
	06/2025	KRW	5,086,054		3,558	95	0
	06/2025	PEN	6,987		1,912	14	0
	06/2025		$796	CLP	747,045	0	(10)
	06/2025		281	CNH	2,027	0	0
	06/2025		1,357	EGP	71,944	16	0
	06/2025		821	KRW	1,181,699	0	(16)
	07/2025	PEN	7,307		$2,012	28	0
	07/2025	TWD	58,217		1,789	26	0
	08/2025	EGP	4,617		86	0	0
	08/2025	TWD	65,442		2,009	21	0
	08/2025		$194	EGP	10,706	4	0
	09/2025	PEN	4,160		$1,139	11	0
	12/2025		$1	EGP	58	0	0

DUB	04/2025	CAD	22		$15	0	0
	04/2025	EGP	513		10	0	0
	04/2025	EUR	8,084		8,800	59	0
	04/2025	ILS	3,549		976	21	0
	04/2025	JPY	58,800		400	8	0
	04/2025	NZD	482		277	3	0
	04/2025		$845	IDR	14,033,282	0	(3)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	37

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$179	INR	15,438	$1	$0
	04/2025		275	NZD	482	0	(2)
	04/2025		18	SGD	24	0	0
	05/2025	EGP	518		$10	0	0
	05/2025	IDR	784,640		47	0	0
	05/2025	SGD	10		8	0	0
	05/2025		$465	EGP	24,630	9	0
	05/2025		3,362	KZT	1,718,823	0	(5)
	05/2025		277	NZD	482	0	(3)
	06/2025	KRW	4,289,746		$2,997	76	0
	06/2025		$913	EGP	48,134	6	0
	06/2025		381	KRW	550,285	0	(6)
	09/2025		63	KZT	33,256	0	0
	10/2025	EGP	17,856		$318	0	(7)
	11/2025	PKR	169,386		572	0	(16)
	12/2025		$489	KZT	260,293	0	(9)

FAR	04/2025	AUD	315		$198	2	0
	04/2025	CHF	5,832		6,542	0	(49)
	04/2025	HUF	153,076		415	4	0
	04/2025	ILS	3,509		967	23	0
	04/2025	JPY	289,178		1,921	0	(7)
	04/2025		$491	JPY	73,214	0	(3)
	04/2025		65	TWD	2,145	0	(1)
	04/2025	ZAR	468		$26	0	0
	05/2025		$6	CNH	44	0	0
	05/2025		1,921	JPY	288,204	7	0
	06/2025	PLN	333		$86	0	0
	06/2025		$1,673	PLN	6,465	0	(8)
	07/2025	CNH	44		$6	0	0

GLM	04/2025	BRL	247,700		44,543	1,137	0
	04/2025	IDR	10,168,039		612	2	0
	04/2025	KRW	228,943		156	1	0
	04/2025	PEN	11,531		3,076	0	(60)
	04/2025	TWD	3,928		119	0	0
	04/2025		$42,881	BRL	247,700	526	0
	04/2025		180	EGP	9,255	3	0
	04/2025		623	IDR	10,290,483	0	(6)
	04/2025		90	KRW	131,542	0	(1)
	04/2025		72	TRY	2,828	1	0
	05/2025	CNH	39		$5	0	0
	05/2025	DOP	667,335		10,624	152	0
	05/2025	IDR	3,008,496		180	0	0
	05/2025		$1,432	EGP	75,344	30	0
	05/2025		612	IDR	10,177,224	0	(2)
	06/2025	EGP	8,188		$156	0	0
	06/2025		$847	CNH	6,131	2	(2)
	06/2025		382	EGP	20,351	6	0
	06/2025		156	KRW	228,111	0	(1)
	06/2025		1,450	PLN	5,601	0	(8)
	07/2025	TWD	5,661		$174	3	0
	07/2025		$45	TWD	1,474	0	(1)
	08/2025	DOP	46,985		$730	4	0
	08/2025		$119	TWD	3,897	0	0
	09/2025	DOP	598,631		$9,325	109	0
	09/2025		$1,381	EGP	75,899	13	0
	09/2025		33	KZT	17,251	0	0
	10/2025	BRL	94,600		$15,774	0	(96)

JPM	04/2025		1,800		320	5	0
	04/2025	IDR	2,040,729		123	1	0
	04/2025	ILS	3,889		1,068	22	0
	04/2025	INR	20,536		235	0	(5)
	04/2025	JPY	89,108		590	0	(4)
	04/2025	PHP	8,775		151	0	(3)
	04/2025	TRY	47,900		1,251	23	0
	04/2025	TWD	4,207		128	2	0
	04/2025		$313	BRL	1,800	2	0
	04/2025		3,427	EGP	178,885	78	0
	04/2025		185,503	EUR	171,985	464	0
	04/2025		134	IDR	2,205,839	0	(2)
	04/2025		293	INR	25,288	2	0

38	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$527	JPY	78,571	$0	$(3)
	04/2025		66	KRW	96,503	0	0
	04/2025		11	SGD	15	0	0
	04/2025		1,467	TWD	48,075	0	(19)
	04/2025	ZAR	5,140		$282	2	0
	05/2025	CNH	42		6	0	0
	05/2025	EUR	171,985		185,804	0	(464)
	05/2025	IDR	2,040,811		123	1	0
	05/2025	TRY	60,104		1,534	38	0
	05/2025		$17	CNH	124	0	0
	05/2025		947	EGP	49,689	15	0
	05/2025		590	JPY	88,809	4	0
	05/2025		1,287	TRY	57,229	137	0
	06/2025	CNH	17,534		$2,402	0	(24)
	06/2025	EGP	4,419		85	0	0
	06/2025	MXN	790,504		38,304	70	0
	06/2025	PLN	1,303		336	2	(1)
	06/2025	TRY	794		20	1	0
	06/2025		$937	EGP	49,642	13	0
	06/2025		4,756	MXN	97,348	0	(48)
	06/2025		1,568	PLN	6,075	0	(3)
	07/2025	CNH	83		$11	0	0
	07/2025	TWD	33,992		1,045	16	0
	08/2025	CNH	41		6	0	0
	08/2025	TWD	34,251		1,051	11	0
	11/2025	PKR	331,224		1,119	0	(30)

MBC	04/2025	EGP	1,971		38	0	0
	04/2025	TRY	46,093		1,208	16	0
	04/2025	TWD	6,555		203	5	0
	04/2025		$6,596	CHF	5,827	0	(10)
	04/2025		1,699	EGP	88,026	26	0
	04/2025		2,363	EUR	2,165	0	(22)
	04/2025		375	INR	32,547	5	0
	04/2025		4,242	JPY	628,900	0	(49)
	04/2025		95	SGD	126	0	(1)
	04/2025		959	TWD	31,505	0	(10)
	04/2025	ZAR	3,622		$198	1	0
	05/2025	CHF	5,806		6,596	10	0
	05/2025	CNH	81		11	0	0
	05/2025	IDR	1,207,012		73	0	0
	05/2025	THB	18,613		554	4	0
	05/2025		$11	CNH	80	0	0
	06/2025	PLN	569		$147	1	0
	06/2025		$200	EGP	10,593	3	0
	06/2025		202	KRW	290,587	0	(4)
	07/2025	CNH	40		$6	0	0
	07/2025	TWD	16,210		497	6	0
	08/2025	CNH	2,935		409	1	0
	08/2025	TWD	15,105		462	3	0
	08/2025		$170	EGP	9,375	4	0
	03/2026		1,399		82,628	14	0

MYI	04/2025	CAD	22,175		$15,578	168	0
	04/2025	EGP	4,330		85	0	0
	04/2025	GBP	6,710		8,502	0	(165)
	04/2025		$281	CZK	6,666	8	0
	04/2025		0	EGP	2	0	0
	04/2025		40	SGD	53	0	0
	04/2025		239	TWD	7,824	0	(4)
	04/2025	ZAR	211,887		$11,591	47	0
	05/2025	EGP	10,789		209	0	0
	05/2025	IDR	1,160,223		70	0	0
	06/2025	CNH	2,003		276	0	(1)
	06/2025	EGP	2,018		38	0	0
	06/2025	PLN	138		35	0	(1)
	10/2026		$2,089	AZN	3,737	0	(20)
	10/2027		4,178		7,687	0	(93)

NGF	06/2025	KRW	4,473,180		$3,139	93	0

RYL	06/2025	CNH	21		3	0	0

SCX	04/2025	BRL	10,119		1,762	0	(11)
	04/2025	EGP	12,820		250	0	(1)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	39

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	JPY	52,848		$355	$3	$(1)
	04/2025	TWD	3,472		107	2	0
	04/2025		$1,731	BRL	10,119	42	0
	04/2025		12	EGP	620	0	0
	04/2025		35	IDR	578,708	0	(1)
	04/2025		66	KRW	96,400	0	(1)
	04/2025		277	TWD	9,110	0	(3)
	05/2025	CNH	85		$12	0	0
	05/2025	IDR	471,284		28	0	0
	05/2025	PKR	321,846		1,129	0	(12)
	05/2025		$535	EGP	28,266	13	0
	05/2025		188	JPY	28,279	1	0
	06/2025	BRL	10,247		$1,731	0	(42)
	06/2025	CNH	1,462		201	0	(1)
	06/2025	EGP	6,810		130	0	0
	06/2025		$206	EGP	10,934	3	0
	06/2025		1,331	MXN	27,294	0	(11)
	08/2025	TWD	9,035		$277	3	0

SOG	04/2025		$1,598	EGP	82,926	31	0
	05/2025	EGP	22,408		$431	0	(1)
	05/2025		$1,415	EGP	74,954	41	0
	06/2025	EGP	76,441		$1,457	1	0
	06/2025		$1,407	EGP	74,558	20	0

SSB	04/2025		8,677	GBP	6,710	0	(10)
	05/2025	GBP	6,710		$8,677	10	0

UAG	04/2025	IDR	4,871,994		294	1	0
	04/2025		$294	IDR	4,871,994	0	(2)
	04/2025		484	JPY	71,986	0	(4)
	04/2025		24	TRY	961	1	0
	05/2025		294	IDR	4,878,846	0	(1)
	05/2025		626	TRY	25,494	16	0
	06/2025	PLN	175		$45	0	0
	08/2025		$538	TRY	23,735	0	0
	11/2025		600		28,283	0	(12)
	12/2025		880		42,319	0	(20)

Total Forward Foreign Currency Contracts						$5,245	$(8,271)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus TRY	TRY	43.000	01/12/2026	585	$(13)	$(7)
	Call - OTC USD versus TRY		56.500	01/12/2026	7,799	(312)	(537)
	Call - OTC USD versus TRY		56.750	02/03/2026	16,525	(595)	(1,242)

UAG	Put - OTC USD versus TRY		37.700	05/07/2025	3,477	(84)	(8)
	Call - OTC USD versus TRY		45.900	05/07/2025	3,477	(55)	(35)
	Put - OTC USD versus TRY		39.750	08/11/2025	3,360	(105)	(24)
	Call - OTC USD versus TRY		51.750	08/11/2025	3,360	(74)	(107)
	Put - OTC USD versus TRY		41.600	11/12/2025	3,530	(134)	(36)
	Call - OTC USD versus TRY		56.900	11/12/2025	3,530	(99)	(171)
	Put - OTC USD versus TRY		42.750	12/09/2025	4,839	(174)	(72)
	Call - OTC USD versus TRY		57.750	12/09/2025	4,839	(121)	(261)

Total Written Options						$(1,766)	$(2,500)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BOA	Chile Government International Bond	(1.000)%	Quarterly	12/20/2028	0.435%	$1,700	$(35)	$1	$0	$(34)
	Oman Government International Bond	(1.000)	Quarterly	12/20/2027	0.671	2,200	72	(91)	0	(19)
	Panama Government International Bond	(1.000)	Quarterly	12/20/2029	2.024	2,600	90	20	110	0
	Saudi Arabia Government International Bond	(1.000)	Quarterly	12/20/2028	0.563	23,000	(349)	(8)	0	(357)

40	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Reference Entity	Fixed (Pay) Rate		Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
BPS	Chile Government International Bond	(1.000	) %	Quarterly	12/20/2028	0.435%	$950	$(19)	$0	$0	$(19)
	Oman Government International Bond	(1.000)		Quarterly	12/20/2027	0.671	900	29	(37)	0	(8)

BRC	Oman Government International Bond	(1.000)		Quarterly	12/20/2027	0.671	900	24	(32)	0	(8)
	Saudi Arabia Government International Bond	(1.000)		Quarterly	06/20/2034	1.067	20,300	(224)	319	95	0
	South Korea Government International Bond	(1.000)		Quarterly	12/20/2029	0.369	1,000	(33)	5	0	(28)

GST	Chile Government International Bond	(1.000)		Quarterly	12/20/2028	0.435	650	(13)	0	0	(13)
	Mexico Government International Bond	(1.000)		Quarterly	06/20/2029	1.119	3,700	28	(12)	16	0
	Panama Government International Bond	(1.000)		Quarterly	12/20/2029	2.024	1,800	55	21	76	0
	Saudi Arabia Government International Bond	(1.000)		Quarterly	06/20/2034	1.067	6,300	(72)	102	30	0
	South Korea Government International Bond	(1.000)		Quarterly	12/20/2029	0.369	7,900	(261)	43	0	(218)

JPM	Chile Government International Bond	(1.000)		Quarterly	12/20/2028	0.435	4,000	(81)	1	0	(80)
	Mexico Government International Bond	(1.000)		Quarterly	06/20/2029	1.119	2,400	15	(5)	10	0

MYC	Chile Government International Bond	(1.000)		Quarterly	12/20/2028	0.435	200	(4)	0	0	(4)
	Saudi Arabia Government International Bond	(1.000)		Quarterly	06/20/2034	1.067	11,600	(131)	185	54	0
	Turkey Government International Bond	(1.000)		Quarterly	12/20/2026	2.157	100	17	(15)	2	0

								$(892)	$497	$393	$(788)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2035	2.864%		$200	$(27)	$(1)	$0	$(28)
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.247		1,800	10	13	23	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2030	0.956		2,200	7	(2)	5	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.333		1,300	11	0	11	0
	Peru Government International Bond	1.000	Quarterly	12/20/2031	1.116		600	(25)	21	0	(4)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	2.294		4,100	(809)	700	0	(109)

BPS	Brazil Government International Bond	1.000	Quarterly	12/20/2027	1.099		7,200	(496)	480	0	(16)
	Brazil Government International Bond	1.000	Quarterly	06/20/2035	2.864		500	(69)	0	0	(69)
	Chile Government International Bond	1.000	Quarterly	06/20/2027	0.273		2,500	(46)	86	40	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2029	1.865		2,000	(78)	13	0	(65)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2030	0.956		3,200	12	(4)	8	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.394		4,000	19	0	19	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	‘0.540		8,400	47	2	49	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	‘0.830		4,200	(4)	24	20	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.333		10,000	31	52	83	0
	Peru Government International Bond	1.000	Quarterly	06/20/2029	0.741		2,000	19	2	21	0
	Philippines Government International Bond	1.000	Quarterly	12/20/2029	0.713		5,000	97	(34)	63	0
	Romania Government International Bond	1.000	Quarterly	12/20/2025	0.805		8,475	14	1	15	0
	Serbia Government International Bond	1.000	Quarterly	12/20/2027	0.897		2,000	(177)	183	6	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2028	1.566		2,600	(224)	181	0	(43)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	2.294		300	(59)	51	0	(8)

BRC	Brazil Government International Bond	1.000	Quarterly	12/20/2030	2.031		900	(125)	79	0	(46)
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.247		10,100	96	35	131	0
	Chile Government International Bond	1.000	Quarterly	06/20/2027	0.273		10,700	(204)	374	170	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2030	0.956		2,500	6	0	6	0
	Nigeria Government International Bond	1.000	Quarterly	12/20/2029	5.659		1,800	(267)	(50)	0	(317)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.333		7,000	52	6	58	0
	Romania Government International Bond	1.000	Quarterly	12/20/2029	1.979		2,800	(122)	8	0	(114)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2030	0.717		23,400	330	(10)	320	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2025	1.276		6,975	3	(5)	0	(2)
	Turkey Government International Bond	1.000	Quarterly	12/20/2029	3.021		300	(20)	(4)	0	(24)

CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2027	1.099		700	(51)	49	0	(2)
	Israel Government International Bond	1.000	Quarterly	06/20/2025	0.404		500	1	0	1	0
	Israel Government International Bond	1.000	Quarterly	06/20/2027	‘0.570		11,200	(64)	170	106	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	2.294		1,900	(377)	326	0	(51)
	Turkey Government International Bond	1.000	Quarterly	06/20/2030	3.152		10,000	(924)	(17)	0	(941)

DUB	Eskom «	4.650	Quarterly	06/30/2029	—	♦	14,000	0	800	800	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2030	0.956		3,100	10	(3)	7	0
	Nigeria Government International Bond	1.000	Quarterly	12/20/2029	5.659		800	(131)	(10)	0	(141)
	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦	7,718	0	53	53	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—	♦	5,176	0	39	39	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	41

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
	South Africa Government International Bond	1.000%	Quarterly	06/20/2026	0.855%	$300	$(5)	$6	$1	$0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.094	300	(13)	13	0	0

GST	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.247	9,400	91	31	122	0
	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	06/20/2027	0.234	8,000	115	19	134	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2030	0.956	1,600	5	(1)	4	0
	Israel Government International Bond	1.000	Quarterly	12/20/2025	0.383	9,200	10	34	44	0
	Israel Government International Bond	1.000	Quarterly	06/20/2026	0.459	1,400	0	9	9	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2029	0.375	19,500	542	(7)	535	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2030	0.717	27,700	410	(32)	378	0

JPM	Chile Government International Bond	1.000	Quarterly	06/20/2027	0.273	4,500	(80)	152	72	0
	Cote D’ivoire Government International Bond	1.000	Quarterly	06/20/2030	3.946	525	(66)	(1)	0	(67)
	Indonesia Government International Bond	1.000	Quarterly	12/20/2029	0.889	29,500	418	(269)	149	0
	Poland Government International Bond	1.000	Quarterly	06/20/2028	0.474	2,800	(7)	53	46	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2029	3.021	4,900	(338)	(61)	0	(399)

MYC	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.247	6,600	38	47	85	0
	China Government International Bond	1.000	Quarterly	12/20/2029	0.501	9,300	172	31	203	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.908	1,400	(27)	31	4	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.029	1,400	(15)	14	0	(1)
	Panama Government International Bond	1.000	Quarterly	12/20/2025	0.724	5,000	12	0	12	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.333	11,400	14	81	95	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2026	0.183	2,200	32	(1)	31	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.253	1,340	4	(1)	3	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.094	3,000	(134)	130	0	(4)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	2.294	2,700	(534)	462	0	(72)

MYI	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.333	1,200	10	0	10	0

							$(2,880)	$4,348	$3,991	$(2,523)

Total Swap Agreements							$(3,772)	$4,845	$4,384	$(3,311)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$68	$0	$0	$68	$(95)	$0	$0	$(95)	$(27)	$0	$(27)
BOA	223	0	149	372	(11)	(1,786)	(551)	(2,348)	(1,976)	1,965	(11)
BPS	404	0	324	728	(5,928)	0	(228)	(6,156)	(5,428)	5,488	60
BRC	276	0	780	1,056	(422)	0	(539)	(961)	95	(260)	(165)
BSH	75	0	0	75	(12)	0	0	(12)	63	0	63
CBK	479	0	107	586	(387)	0	(994)	(1,381)	(795)	880	85
DUB	183	0	900	1,083	(51)	0	(141)	(192)	891	(930)	(39)
FAR	36	0	0	36	(68)	0	0	(68)	(32)	0	(32)
GLM	1,989	0	0	1,989	(177)	0	0	(177)	1,812	(1,840)	(28)
GST	0	0	1,348	1,348	0	0	(231)	(231)	1,117	(1,090)	27
JPM	909	0	277	1,186	(606)	0	(546)	(1,152)	34	(172)	(138)
MBC	99	0	0	99	(96)	0	0	(96)	3	(450)	(447)
MYC	0	0	489	489	0	0	(81)	(81)	408	(430)	(22)
MYI	223	0	10	233	(284)	0	0	(284)	(51)	(30)	(81)
NGF	93	0	0	93	0	0	0	0	93	0	93
SCX	67	0	0	67	(84)	0	0	(84)	(17)	0	(17)
SOG	93	0	0	93	(1)	0	0	(1)	92	(290)	(198)
SSB	10	0	0	10	(10)	0	0	(10)	0	0	0
UAG	18	0	0	18	(39)	(714)	0	(753)	(735)	764	29

Total Over the Counter	$5,245	$0	$4,384	$9,629	$(8,271)	$(2,500)	$(3,311)	$(14,082)

(r)

Securities with an aggregate market value of $9,097 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

42	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$160	$160
Swap Agreements	0	0	0	0	688	688

	$0	$0	$0	$0	$848	$848

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,245	$0	$5,245
Swap Agreements	0	4,384	0	0	0	4,384

	$0	$4,384	$0	$5,245	$0	$9,629

	$0	$4,384	$0	$5,245	$848	$10,477

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$88	$88
Swap Agreements	0	32	0	0	769	801

	$0	$32	$0	$0	$857	$889

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,271	$0	$8,271
Written Options	0	0	0	2,500	0	2,500
Swap Agreements	0	3,311	0	0	0	3,311

	$0	$3,311	$0	$10,771	$0	$14,082

	$0	$3,343	$0	$10,771	$857	$14,971

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	43

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(11,212)	$(11,212)
Swap Agreements	0	(2,767)	0	0	5,337	2,570

	$0	$(2,767)	$0	$0	$(5,875)	$(8,642)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$20,954	$0	$20,954
Purchased Options	0	0	0	(120)	0	(120)
Written Options	0	0	0	230	0	230
Swap Agreements	0	4,621	0	0	0	4,621

	$0	$4,621	$0	$21,064	$0	$25,685

	$0	$1,854	$0	$21,064	$(5,875)	$17,043

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$7,210	$7,210
Swap Agreements	0	1,718	0	0	(809)	909

	$0	$1,718	$0	$0	$6,401	$8,119

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5,286)	$0	$(5,286)
Purchased Options	0	0	0	115	0	115
Written Options	0	0	0	(734)	0	(734)
Swap Agreements	0	(1,423)	0	0	0	(1,423)

	$0	$(1,423)	$0	$(5,905)	$0	$(7,328)

	$0	$295	$0	$(5,905)	$6,401	$791

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Angola
Sovereign Issues	$0	$3,808	$0	$3,808
Argentina
Corporate Bonds & Notes	0	396	0	396
Sovereign Issues	0	51,708	0	51,708
Armenia
Sovereign Issues	0	4,501	0	4,501
Azerbaijan
Corporate Bonds & Notes	0	5,459	0	5,459
Bahrain
Sovereign Issues	0	6,742	0	6,742
Benin
Sovereign Issues	0	923	0	923
Brazil
Corporate Bonds & Notes	0	45,148	0	45,148
Sovereign Issues	0	49,770	0	49,770
Bulgaria
Sovereign Issues	0	8,096	0	8,096
Cameroon
Sovereign Issues	0	4,998	0	4,998
Canada
Corporate Bonds & Notes	0	2,217	0	2,217
Cayman Islands
Convertible Bonds & Notes	0	4,880	0	4,880
Corporate Bonds & Notes	0	24,249	0	24,249
Sovereign Issues	0	5,314	0	5,314
Chile
Corporate Bonds & Notes	0	32,943	0	32,943
Sovereign Issues	0	11,797	0	11,797

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Colombia
Corporate Bonds & Notes	$0	$9,122	$0	$9,122
Sovereign Issues	0	22,592	0	22,592
Costa Rica
Sovereign Issues	0	2,589	0	2,589
Czech Republic
Corporate Bonds & Notes	0	6,234	0	6,234
Dominican Republic
Sovereign Issues	0	65,795	0	65,795
Ecuador
Sovereign Issues	0	16,965	0	16,965
Egypt
Sovereign Issues	0	70,977	0	70,977
El Salvador
Sovereign Issues	0	14,618	0	14,618
France
Corporate Bonds & Notes	0	1,055	0	1,055
Gabon
Sovereign Issues	0	783	0	783
Georgia
Corporate Bonds & Notes	0	177	0	177
Germany
Loan Participations and Assignments	0	6,471	0	6,471
Ghana
Sovereign Issues	0	14,739	0	14,739
Guatemala
Sovereign Issues	0	16,544	0	16,544
Honduras
Sovereign Issues	0	1,191	0	1,191
Hong Kong
Corporate Bonds & Notes	0	4,184	0	4,184

44	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Hungary
Sovereign Issues	$0	$23,823	$0	$23,823
India
Corporate Bonds & Notes	0	6,844	0	6,844
Indonesia
Corporate Bonds & Notes	0	39,226	0	39,226
Sovereign Issues	0	12,408	0	12,408
Ireland
Corporate Bonds & Notes	0	2,017	0	2,017
Loan Participations and Assignments	0	0	8,741	8,741
Sovereign Issues	0	14,810	0	14,810
Israel
Corporate Bonds & Notes	0	14,820	0	14,820
Sovereign Issues	0	23,469	0	23,469
Italy
Sovereign Issues	0	1,559	0	1,559
Ivory Coast
Loan Participations and Assignments	0	0	15,980	15,980
Sovereign Issues	0	16,749	0	16,749
Jamaica
Corporate Bonds & Notes	0	1,567	0	1,567
Jordan
Sovereign Issues	0	5,567	0	5,567
Kazakhstan
Corporate Bonds & Notes	0	17,203	0	17,203
Sovereign Issues	0	405	0	405
Kenya
Loan Participations and Assignments	0	0	2,661	2,661
Sovereign Issues	0	10,627	0	10,627
Latvia
Sovereign Issues	0	4,560	0	4,560
Lebanon
Sovereign Issues	0	1,332	0	1,332
Luxembourg
Common Stocks	0	0	5,436	5,436
Corporate Bonds & Notes	0	36,309	0	36,309
Macedonia
Sovereign Issues	0	7,239	0	7,239
Malaysia
Corporate Bonds & Notes	0	12,864	0	12,864
Mexico
Corporate Bonds & Notes	0	86,203	0	86,203
Sovereign Issues	0	75,303	0	75,303
Mongolia
Sovereign Issues	0	514	0	514
Morocco
Corporate Bonds & Notes	0	8,042	0	8,042
Netherlands
Common Stocks	0	0	14	14
Corporate Bonds & Notes	0	8,243	0	8,243
Loan Participations and Assignments	0	0	5,811	5,811
Nigeria
Corporate Bonds & Notes	0	8,446	0	8,446
Loan Participations and Assignments	0	4,186	0	4,186
Sovereign Issues	0	13,354	0	13,354
Oman
Sovereign Issues	0	19,182	0	19,182
Pakistan
Sovereign Issues	0	20,980	0	20,980
Panama
Corporate Bonds & Notes	0	5,669	0	5,669
Sovereign Issues	0	25,003	0	25,003
Paraguay
Sovereign Issues	0	10,533	0	10,533
Peru
Corporate Bonds & Notes	0	26,358	0	26,358
Sovereign Issues	0	9,388	0	9,388
Philippines
Corporate Bonds & Notes	0	7,416	0	7,416
Poland
Corporate Bonds & Notes	0	1,952	0	1,952
Sovereign Issues	0	19,554	0	19,554

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Qatar
Corporate Bonds & Notes	$0	$19,933	$0	$19,933
Sovereign Issues	0	11,103	0	11,103
Romania
Sovereign Issues	0	32,533	0	32,533
Russia
Sovereign Issues	0	73	0	73
Rwanda
Sovereign Issues	0	975	0	975
Saudi Arabia
Corporate Bonds & Notes	0	19,551	0	19,551
Sovereign Issues	0	30,850	0	30,850
Senegal
Loan Participations and Assignments	0	0	4,710	4,710
Sovereign Issues	0	11,042	0	11,042
Serbia
Corporate Bonds & Notes	0	899	0	899
Loan Participations and Assignments	0	0	5,566	5,566
Sovereign Issues	0	17,873	0	17,873
Singapore
Corporate Bonds & Notes	0	2,173	0	2,173
South Africa
Corporate Bonds & Notes	0	17,700	0	17,700
Loan Participations and Assignments	0	0	3,564	3,564
Sovereign Issues	0	16,685	0	16,685
South Korea
Corporate Bonds & Notes	0	5,372	0	5,372
Sri Lanka
Sovereign Issues	0	14,471	0	14,471
Supranational
Corporate Bonds & Notes	0	171	0	171
Tanzania
Loan Participations and Assignments	0	0	3,592	3,592
Thailand
Corporate Bonds & Notes	0	2,768	0	2,768
Trinidad and Tobago
Corporate Bonds & Notes	0	1,847	0	1,847
Sovereign Issues	0	2,641	0	2,641
Tunisia
Sovereign Issues	0	1,198	0	1,198
Turkey
Corporate Bonds & Notes	0	3,993	0	3,993
Loan Participations and Assignments	0	8,213	8,468	16,681
Sovereign Issues	0	62,161	0	62,161
Ukraine
Sovereign Issues	0	16,170	0	16,170
United Arab Emirates
Corporate Bonds & Notes	0	22,465	0	22,465
Loan Participations and Assignments	0	0	3,058	3,058
Sovereign Issues	0	9,027	0	9,027
United Kingdom
Corporate Bonds & Notes	0	29,117	6,013	35,130
Non-Agency Mortgage-Backed Securities	0	9,206	0	9,206
United States
Asset-Backed Securities	0	11,669	0	11,669
Corporate Bonds & Notes	0	8,606	6,224	14,830
Loan Participations and Assignments	0	0	14,132	14,132
Non-Agency Mortgage-Backed Securities	0	46,038	2,448	48,486
U.S. Government Agencies	0	25,701	0	25,701
U.S. Treasury Obligations	0	31,958	0	31,958
Uruguay
Sovereign Issues	0	6,906	0	6,906
Uzbekistan
Corporate Bonds & Notes	0	3,957	0	3,957
Sovereign Issues	0	9,785	0	9,785
Venezuela
Corporate Bonds & Notes	0	7,572	0	7,572
Sovereign Issues	0	6,557	0	6,557
Vietnam
Sovereign Issues	0	1,012	0	1,012
Short-Term Instruments
Mutual Funds	0	536	0	536

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	45

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Repurchase Agreements	$0	$77,394	$0	$77,394
Nigeria Treasury Bills	0	21,555	0	21,555
U.S. Treasury Bills	0	1,712	0	1,712

	$0	$1,751,877	$96,418	$1,848,295

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$56,757	$0	$0	$56,757

Total Investments	$56,757	$1,751,877	$96,418	$1,905,052

Short Sales, at Value - Liabilities
Egypt
Sovereign Issues	$0	$(13,005)	$0	$(13,005)
Romania
Sovereign Issues	0	(10,021)	0	(10,021)
United States
U.S. Treasury Obligations	0	(54,709)	0	(54,709)

	$0	$(77,735)	$0	$(77,735)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$4	$844	$0	$848
Over the counter	0	8,737	892	9,629

	$4	$9,581	$892	$10,477

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(41)	(848)	0	(889)
Over the counter	0	(14,082)	0	(14,082)

	$(41)	$(14,930)	$0	$(14,971)

Total Financial Derivative Instruments	$(37)	$(5,349)	$892	$(4,494)

Totals	$56,720	$1,668,793	$97,310	$1,822,823

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2025:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025(2)
Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$496	$0	$(500)	$7	$5	$(8)	$0	$0	$0	$0
Colombia
Loan Participations and Assignments	17,632	0	(17,119)	0	0	(513)	0	0	0	0
Ireland
Loan Participations and Assignments	0	8,724	0	0	0	17	0	0	8,741	17
Ivory Coast
Loan Participations and Assignments	4,566	15,085	(3,678)	61	(28)	(26)	0	0	15,980	(30)
Kenya
Loan Participations and Assignments	0	2,683	0	1	0	(23)	0	0	2,661	(23)
Luxembourg
Common Stocks	5,207	0	0	0	0	229	0	0	5,436	229
Corporate Bonds & Notes	849	0	(879)	7	28	(5)	0	0	0	0
Netherlands
Common Stocks	0	14	0	0	0	0	0	0	14	0
Loan Participations and Assignments	0	5,811	0	0	0	0	0	0	5,811	0
Senegal
Loan Participations and Assignments	0	5,405	0	1	0	(696)	0	0	4,710	(696)
Serbia
Loan Participations and Assignments	5,473	0	0	0	0	93	0	0	5,566	93
South Africa
Corporate Bonds & Notes	20,955	0	(22,665)	0	(4,041)	5,751	0	0	0	0
Loan Participations and Assignments	0	3,477	0	1	0	86	0	0	3,564	86
Tanzania
Loan Participations and Assignments	4,578	0	(1,018)	6	(90)	116	0	0	3,592	26
Turkey
Loan Participations and Assignments	0	8,766	0	(55)	0	(243)	0	0	8,468	(243)

46	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025(2)
United Arab Emirates
Loan Participations and Assignments	$10,891	$0	$(7,635)	$(30)	$(65)	$(103)	$0	$0	$3,058	$(24)
United Kingdom
Corporate Bonds & Notes	0	5,797	0	546	0	(330)	0	0	6,013	(330)
United States
Asset-Backed Securities	62	0	(12)	0	0	2	0	(52)	0	0
Common Stocks	311	0	(529)	0	218	0	0	0	0	0
Corporate Bonds & Notes	0	6,100	0	0	0	124	0	0	6,224	124
Loan Participations and Assignments	4,683	9,900	(663)	1	1	210	0	0	14,132	136
Non-Agency Mortgage-Backed Securities	46	2,500	(24)	0	2	(50)	0	(26)	2,448	(52)

	$75,749	$74,262	$(54,722)	$546	$(3,970)	$4,631	$0	$(78)	$96,418	$(687)

Financial Derivative Instruments - Assets
Over the counter	$934	$46	$0	$0	$0	$(88)	$0	$0	$892	$(88)

Totals	$76,683	$74,308	$(54,722)	$546	$(3,970)	$4,543	$0	$(78)	$97,310	$(775)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)		Weighted Average
Investments in Securities, at Value
Ireland
Loan Participations and Assignments	$8,741	Recent Transaction	Purchase Price		99.800	—
Ivory Coast
Loan Participations and Assignments	15,980	Discounted Cash Flow	Discount Rate		5.397-6.862	6.083
Kenya
Loan Participations and Assignments	2,661	Discounted Cash Flow	Discount Rate		9.403	—
Luxembourg
Common Stocks	5,436	Indicative Market Quotation	Broker Quote	$	25.188	—
Netherlands
Common Stocks	14	Other Valuation Techniques(3)	—		—	—
Loan Participations and Assignments	5,811	Recent Transaction	Purchase Price		98.500	—
Senegal
Loan Participations and Assignments	4,710	Discounted Cash Flow	Discount Rate		15.130	—
Serbia
Loan Participations and Assignments	5,566	Discounted Cash Flow	Discount Rate		6.028	—
South Africa
Loan Participations and Assignments	3,564	Recent Transaction	Purchase Price		99.000	—
Tanzania
Loan Participations and Assignments	3,592	Third Party Vendor	Broker Quote		100.400	—
Turkey
Loan Participations and Assignments	8,468	Discounted Cash Flow	Discount Rate		5.487-6.153	6.001
United Arab Emirates
Loan Participations and Assignments	3,058	Third Party Vendor	Broker Quote		100.125	—
United Kingdom
Corporate Bonds & Notes	6,013	Other Valuation Techniques(3)	—		—	—

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	47

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)	March 31, 2025

Category and Subcategory	Ending Balance at 03/31/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
United States
Corporate Bonds & Notes	$6,224	Proxy Pricing	Base Price	100.000	—
Loan Participations and Assignments	4,980	Discounted Cash Flow	Discount Rate	7.097	—
	4,352	Indicative Market Quotation	Broker Quote	94.338	—
	4,800	Recent Transaction	Purchase Price	100.000	—
Non-Agency Mortgage-Backed Securities	2,448	Discounted Cash Flow	Discount Rate	7.115	—

Financial Derivative Instruments - Assets
Over the counter	892	Indicative Market Quotation	Broker Quote	0.329-5.703	0.355

Total	$97,310

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

48	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.8%

ARGENTINA 0.6%

CORPORATE BONDS & NOTES 0.6%

YPF SA
9.500% due 01/17/2031		$400	$418

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.750% due 07/09/2030 þ		5	3

Total Argentina (Cost $421)			421

AUSTRIA 0.3%

CORPORATE BONDS & NOTES 0.3%

LD Celulose International GmbH
7.950% due 01/26/2032		$200	206

Total Austria (Cost $207)			206

AZERBAIJAN 1.3%

CORPORATE BONDS & NOTES 1.3%

SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.230% due 03/17/2026		$200	200

Southern Gas Corridor CJSC
6.875% due 03/24/2026		634	641

Total Azerbaijan (Cost $845)			841

BRAZIL 4.4%

CORPORATE BONDS & NOTES 4.4%

Banco do Brasil SA
8.500% due 07/29/2026	MXN	7,000	341

Braskem Netherlands Finance BV
4.500% due 01/31/2030		$200	172

BRF SA
4.875% due 01/24/2030		300	284

CSN Resources SA
4.625% due 06/10/2031		400	310

Embraer Netherlands Finance BV
5.980% due 02/11/2035		100	102
7.000% due 07/28/2030		200	214

Itau Unibanco Holding SA
6.000% due 02/27/2030		300	307

Samarco Mineracao SA (9.000% Cash or 9.000% PIK)
9.000% due 06/30/2031 (b)		205	198

Suzano Austria GmbH
3.125% due 01/15/2032		100	85

Unigel Luxembourg SA (11.000% Cash or 12.000% PIK)
11.000% due 12/31/2028 ^(b)(c)		454	188

Unigel Luxembourg SA (13.500% Cash or 15.000% PIK)
13.500% due 12/31/2027 ^(b)(c)		213	194

Vale Overseas Ltd.
6.400% due 06/28/2054		100	99

Vale SA
0.000% ~(h)	BRL	5,700	343

			2,837

		SHARES
WARRANTS 0.0%

OAS SA - Exp. 01/21/2039 «(k)		131,712	0

Total Brazil (Cost $3,049)			2,837

		PRINCIPAL AMOUNT (000S)
CANADA 2.1%

CORPORATE BONDS & NOTES 2.1%

Canacol Energy Ltd.
5.750% due 11/24/2028		$200	105

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Capstone Copper Corp.
6.750% due 03/31/2033	$200	$199

First Quantum Minerals Ltd.
8.000% due 03/01/2033	300	304
8.625% due 06/01/2031	300	308
9.375% due 03/01/2029	200	211

Ivanhoe Mines Ltd.
7.875% due 01/23/2030	200	202

Total Canada (Cost $1,397)		1,329

CAYMAN ISLANDS 7.4%

CONVERTIBLE BONDS & NOTES 0.5%

Wynn Macau Ltd.
4.500% due 03/07/2029	$300	303

CORPORATE BONDS & NOTES 6.9%

Arabian Centres Sukuk III Ltd.
9.500% due 03/06/2029	200	199

China Modern Dairy Holdings Ltd.
2.125% due 07/14/2026	300	289

Esic Sukuk Ltd.
5.831% due 02/14/2029	300	305

FWD Group Holdings Ltd.
8.400% due 04/05/2029	200	208

Health & Happiness H&H International Holdings Ltd.
9.125% due 07/24/2028	200	203

IHS Holding Ltd.
8.250% due 11/29/2031	500	498

KFH Sukuk Co.
5.376% due 01/14/2030	200	205

Melco Resorts Finance Ltd.
5.375% due 12/04/2029	400	369
5.625% due 07/17/2027	350	343

Odebrecht Holdco Finance Ltd.
0.000% due 09/10/2058 (f)	2,121	5

OEC Finance Ltd.
4.375% due 10/25/2029 ^(c)	188	2
5.250% due 12/27/2033 ^(c)	1,264	15

OEC Finance Ltd.
7.125% due 12/26/2046 ^(c)	766	9

QNB Finance Ltd.
2.750% due 02/12/2027	300	290

Sable International Finance Ltd.
7.125% due 10/15/2032	400	384

Sands China Ltd.
4.375% due 06/18/2030	300	285
5.400% due 08/08/2028	350	351

Saudi Electricity Sukuk Programme Co.
5.684% due 04/11/2053	200	198

Wynn Macau Ltd.
5.500% due 01/15/2026	300	298

		4,456

Total Cayman Islands (Cost $6,811)		4,759

CHILE 3.4%

CORPORATE BONDS & NOTES 3.4%

AES Andes SA
6.300% due 03/15/2029	$200	205

Banco de Chile
2.990% due 12/09/2031	700	612

Banco de Credito e Inversiones SA
8.750% due 05/08/2029 •(h)(i)	200	213

Caja de Compensacion de Asignacion Familiar de Los Andes
7.000% due 07/30/2029	200	208

Cencosud SA
5.950% due 05/28/2031	300	306

Empresa Electrica Cochrane SpA
5.500% due 05/14/2027	38	38

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Engie Energia Chile SA
6.375% due 04/17/2034		$200	$206

Latam Airlines Group SA
7.875% due 04/15/2030		200	199

Telefonica Moviles Chile SA
3.537% due 11/18/2031		300	222

			2,209

Total Chile (Cost $2,155)			2,209

COLOMBIA 1.2%

CORPORATE BONDS & NOTES 1.2%

Ecopetrol SA
5.875% due 05/28/2045		350	246
8.875% due 01/13/2033		500	516

Total Colombia (Cost $927)			762

CZECH REPUBLIC 0.8%

CORPORATE BONDS & NOTES 0.8%

EP Infrastructure AS
2.045% due 10/09/2028	EUR	300	305

EPH Financing International AS
6.651% due 11/13/2028		200	234

Total Czech Republic (Cost $500)			539

DOMINICAN REPUBLIC 1.0%

SOVEREIGN ISSUES 1.0%

Dominican Republic Central Bank Notes
13.000% due 12/05/2025	DOP	14,800	236

Dominican Republic International Bond
11.250% due 09/15/2035		24,000	407

Total Dominican Republic (Cost $680)			643

ECUADOR 0.2%

SOVEREIGN ISSUES 0.2%

Ecuador Government International Bond
6.900% due 07/31/2030 þ		$200	120

Total Ecuador (Cost $151)			120

EGYPT 0.9%

SOVEREIGN ISSUES 0.9%

Egypt Government International Bond
21.954% due 03/04/2028	EGP	30,200	612

Total Egypt (Cost $573)			612

FRANCE 0.2%

CORPORATE BONDS & NOTES 0.2%

New Immo Holding SA
2.750% due 11/26/2026	EUR	100	106

Total France (Cost $98)			106

GERMANY 0.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

The Stepstone Group MidCo 2 GMBH
TBD% due 12/04/2031 ~		$300	297

Total Germany (Cost $291)			297

HONG KONG 2.0%

CORPORATE BONDS & NOTES 2.0%

AIA Group Ltd.
3.600% due 04/09/2029		$300	292
5.625% due 10/25/2027		300	309

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	49

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fortune Star BVI Ltd.
3.950% due 10/02/2026	EUR	300	$311

GLP China Holdings Ltd.
2.950% due 03/29/2026		$200	188

Lenovo Group Ltd.
3.421% due 11/02/2030		200	184

Total Hong Kong (Cost $1,199)			1,284

INDIA 4.6%

CORPORATE BONDS & NOTES 4.6%

Adani Electricity Mumbai Ltd.
3.949% due 02/12/2030		$262	224

Adani Green Energy UP Ltd.
6.700% due 03/12/2042		199	176

IIFL Finance Ltd.
8.750% due 07/24/2028		300	301

ONGC Videsh Vankorneft Pte. Ltd.
3.750% due 07/27/2026		700	691

Reliance Industries Ltd.
2.875% due 01/12/2032		600	521

ReNew Wind Energy AP2
4.500% due 07/14/2028		250	232

Shriram Finance Ltd.
4.150% due 07/18/2025		234	232

State Bank of India
1.800% due 07/13/2026		300	290

Varanasi Aurangabad Nh-2 Tollway Pvt Ltd.
5.900% due 02/28/2034		300	304

Total India (Cost $3,094)			2,971

INDONESIA 1.5%

CORPORATE BONDS & NOTES 1.5%

Cikarang Listrindo Tbk PT
4.950% due 09/14/2026		$300	299

Freeport Indonesia PT
6.200% due 04/14/2052		400	389

Indofood CBP Sukses Makmur Tbk PT
3.398% due 06/09/2031		300	268

Total Indonesia (Cost $864)			956

IRELAND 0.6%

CORPORATE BONDS & NOTES 0.3%

Alfa Bank AO Via Alfa Bond Issuance PLC
5.950% due 04/15/2030 ^«(c)(i)		$900	54

CIMA Finance DAC
2.950% due 09/05/2029		142	130

			184

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Republic of Panama
4.103% (EUR006M + 1.750%) due 03/07/2027 «~	EUR	200	216

Total Ireland (Cost $1,243)			400

ISLE OF MAN 0.9%

CORPORATE BONDS & NOTES 0.9%

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		$200	189
3.750% due 10/01/2030		400	370

Total Isle of Man (Cost $560)			559

ISRAEL 4.1%

CORPORATE BONDS & NOTES 3.4%

Bank Hapoalim BM
3.255% due 01/21/2032 ~(i)		$200	192

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank Leumi Le-Israel BM
7.129% due 07/18/2033 ~(i)		$200	$206

Energian Israel Finance Ltd.
5.375% due 03/30/2028		400	383

ICL Group Ltd.
6.375% due 05/31/2038		400	405

Israel Electric Corp. Ltd.
4.250% due 08/14/2028		800	777

Leviathan Bond Ltd.
6.125% due 06/30/2025		200	200

			2,163

SOVEREIGN ISSUES 0.7%

Israel Government International Bond
1.750% due 08/31/2025	ILS	1,800	480

Total Israel (Cost $2,631)			2,643

IVORY COAST 0.8%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%

Republic of Cote d’lvoire
5.403% (EUR006M + 3.050%) due 03/09/2026 «~	EUR	500	537

Total Ivory Coast (Cost $533)			537

KAZAKHSTAN 2.7%

CORPORATE BONDS & NOTES 2.7%

Kaspi.KZ JSC
6.250% due 03/26/2030		$300	297

KazMunayGas National Co. JSC
6.375% due 10/24/2048		900	843

Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/2030		700	613

Total Kazakhstan (Cost $1,654)			1,753

LUXEMBOURG 3.8%

CORPORATE BONDS & NOTES 3.8%

Andrade Gutier International SA (9.000% Cash)
9.000% due 12/28/2029 (b)		$1	0

Chile Electricity Lux MPC SARL
5.672% due 10/20/2035 (a)		600	601

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		300	309
6.510% due 02/23/2042		200	209

MHP Lux SA
6.950% due 04/03/2026		200	190

Millicom International Cellular SA
4.500% due 04/27/2031		300	266

Petrorio Luxembourg Trading SARL
6.125% due 06/09/2026		400	402

Raizen Fuels Finance SA
6.700% due 02/25/2037		200	200

Saavi Energia SARL
8.875% due 02/10/2035		300	304

Total Luxembourg (Cost $2,442)			2,481

MALAYSIA 0.6%

CORPORATE BONDS & NOTES 0.6%

Petronas Capital Ltd.
5.848% due 04/03/2055 (a)		$400	406

SOVEREIGN ISSUES 0.0%

Malaysia Government Investment Issue
3.465% due 10/15/2030	MYR	70	16
4.245% due 09/30/2030		70	16

			32

Total Malaysia (Cost $430)			438

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MAURITIUS 0.8%

CORPORATE BONDS & NOTES 0.8%

CA Magnum Holdings
5.375% due 10/31/2026	$200	$197

Greenko Wind Projects Mauritius Ltd.
7.250% due 09/27/2028	300	296

Total Mauritius (Cost $498)		493

	SHARES
MEXICO 3.9%

COMMON STOCKS 0.0%

Hipotecaria Su Casita SA «(d)	172,487	0

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 3.9%

Alfa SAB de CV
6.875% due 03/25/2044	$200	214

Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.375% due 04/11/2027	500	494

Banco Mercantil del Norte SA
5.875% due 01/24/2027 •(h)(i)	200	193

BBVA Bancomer SA
7.625% due 02/11/2035 •(i)	500	506

Gruma SAB de CV
5.761% due 12/09/2054	200	192

Grupo Televisa SAB
5.250% due 05/24/2049	200	148

Metalsa Sapi De Cv
3.750% due 05/04/2031	300	237

Minera Mexico SA de CV
5.625% due 02/12/2032	300	298

Trust Fibra Uno
8.250% due 01/23/2037	200	205

		2,487

Total Mexico (Cost $3,719)		2,487

MONGOLIA 0.3%

SOVEREIGN ISSUES 0.3%

Mongolia Government International Bond
6.625% due 02/25/2030	$200	196

Total Mongolia (Cost $200)		196

MOROCCO 0.8%

CORPORATE BONDS & NOTES 0.8%

OCP SA
6.875% due 04/25/2044	$500	489

Total Morocco (Cost $481)		489

MULTINATIONAL 0.3%

CORPORATE BONDS & NOTES 0.3%

JetBlue Airways Corp.
9.875% due 09/20/2031	$200	198

Total Multinational (Cost $212)		198

	SHARES
NETHERLANDS 2.6%

COMMON STOCKS 0.0%

Stichting Administratiekantoor «(d)	1,831	2

50	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 2.3%

Metinvest BV
5.625% due 06/17/2025	EUR	200	$211

NE Property BV
1.875% due 10/09/2026		500	532

Prosus NV
3.832% due 02/08/2051		$200	129
4.987% due 01/19/2052		300	233

Teva Pharmaceutical Finance Netherlands BV
4.100% due 10/01/2046		200	145

Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK)
15.000% due 12/31/2044 ^(b)(c)		394	8

Yinson Boronia Production BV
8.947% due 07/31/2042		198	209

			1,467

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

VEON Ltd.
TBD% due 03/25/2027 «		200	197

Total Netherlands (Cost $1,845)			1,666

NIGERIA 0.5%

CORPORATE BONDS & NOTES 0.5%

SEPLAT Energy PLC
7.750% due 04/01/2026		$300	300

Total Nigeria (Cost $300)			300

PAKISTAN 0.3%

SOVEREIGN ISSUES 0.3%

Pakistan Government International Bond
6.000% due 04/08/2026		$200	190

Total Pakistan (Cost $195)			190

PANAMA 0.6%

CORPORATE BONDS & NOTES 0.6%

Telecomunicaciones Digitales SA
4.500% due 01/30/2030		$400	363

Total Panama (Cost $357)			363

PERU 3.0%

CORPORATE BONDS & NOTES 2.8%

Banco de Credito del Peru SA
3.125% due 07/01/2030 •(i)		$400	397

Banco Internacional del Peru SAA Interbank
3.250% due 10/04/2026		400	392

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	500	146

InRetail Consumer
3.250% due 03/22/2028		$200	189

Kallpa Generacion SA
5.875% due 01/30/2032		200	205

Niagara Energy SAC
5.746% due 10/03/2034		300	297

Peru LNG SRL
5.375% due 03/22/2030		167	155

			1,781

SOVEREIGN ISSUES 0.2%

Peru Government International Bond
7.300% due 08/12/2033	PEN	400	115

Total Peru (Cost $1,869)			1,896

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PHILIPPINES 0.9%

CORPORATE BONDS & NOTES 0.9%

Petron Corp.
5.950% due 04/19/2026 ~(h)	$200	$199

San Miguel Global Power Holdings Corp.
5.450% due 12/09/2026 ~(h)	200	199
8.750% due 06/12/2029 ~(h)	200	207

Total Philippines (Cost $502)		605

POLAND 0.3%

CORPORATE BONDS & NOTES 0.3%

ORLEN SA
6.000% due 01/30/2035	$200	205

Total Poland (Cost $197)		205

QATAR 0.7%

CORPORATE BONDS & NOTES 0.7%

Nakilat, Inc.
6.067% due 12/31/2033	$231	240

QatarEnergy LNG S3
6.332% due 09/30/2027	209	213

Total Qatar (Cost $470)		453

RUSSIA 0.1%

CORPORATE BONDS & NOTES 0.1%

ALROSA Finance SA
3.100% due 06/25/2027 ^«(c)	$800	48

Total Russia (Cost $806)		48

SAUDI ARABIA 1.0%

CORPORATE BONDS & NOTES 0.7%

Saudi Arabian Oil Co.
4.250% due 04/16/2039	$300	262
5.875% due 07/17/2064	200	187

		449

SOVEREIGN ISSUES 0.3%

Saudi Government International Bond
5.125% due 01/13/2028	200	203

Total Saudi Arabia (Cost $656)		652

SINGAPORE 2.6%

CORPORATE BONDS & NOTES 2.6%

Cathaylife Singapore Pte. Ltd.
5.950% due 07/05/2034	$400	421

GLP Pte. Ltd.
3.875% due 06/04/2025	200	197

Medco Oak Tree Pte. Ltd.
7.375% due 05/14/2026	305	306

Nanshan Life Pte. Ltd.
5.450% due 09/11/2034	200	196

SingTel Group Treasury Pte. Ltd.
2.375% due 08/28/2029	400	369

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029	200	209

Total Singapore (Cost $1,693)		1,698

SOUTH AFRICA 1.2%

CONVERTIBLE BONDS & NOTES 0.6%

Sasol Financing USA LLC
4.500% due 11/08/2027	$400	363

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.6%

Sasol Financing USA LLC
6.500% due 09/27/2028		$400	$384

Total South Africa (Cost $736)			747

SOUTH KOREA 5.5%

CORPORATE BONDS & NOTES 4.9%

Kookmin Bank
2.500% due 11/04/2030 (i)(l)		$500	442

Korea Southern Power Co. Ltd.
5.375% due 09/21/2026		300	304

LG Energy Solution Ltd.
5.750% due 09/25/2028		200	204
5.875% due 04/02/2035 (a)		300	301

POSCO
4.875% due 01/23/2027		200	201

Shinhan Bank Co. Ltd.
3.875% due 03/24/2026 (i)		300	297

Shinhan Card Co. Ltd.
2.500% due 01/27/2027		400	386

SK Hynix, Inc.
1.500% due 01/19/2026		400	390
6.375% due 01/17/2028		200	208

SK On Co. Ltd.
5.375% due 05/11/2026		400	403

			3,136

SOVEREIGN ISSUES 0.6%

Korea Expressway Corp.
5.000% due 05/14/2027		200	203

Korea Housing Finance Corp.
4.875% due 08/27/2027		200	202

			405

Total South Korea (Cost $3,532)			3,541

THAILAND 1.7%

CORPORATE BONDS & NOTES 1.7%

Bangkok Bank PCL
4.300% due 06/15/2027		$400	398

Kasikornbank PCL
3.343% due 10/02/2031 ~(i)		500	485

Thaioil Treasury Center Co. Ltd.
3.500% due 10/17/2049		300	188

			1,071

SOVEREIGN ISSUES 0.0%

Thailand Government International Bond
3.300% due 06/17/2038	THB	30	1
3.350% due 06/17/2033		40	1
3.450% due 06/17/2043		20	1

			3

Total Thailand (Cost $1,042)			1,074

TURKEY 2.8%

CORPORATE BONDS & NOTES 2.8%

Akbank TAS
7.498% due 01/20/2030		$300	302

Ford Otomotiv Sanayi AS
7.125% due 04/25/2029		300	298

Mersin Uluslararasi Liman Isletmeciligi AS
8.250% due 11/15/2028		100	103

Turkcell Iletisim Hizmetleri AS
7.450% due 01/24/2030		200	202

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		284	275

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	51

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Turkiye Is Bankasi AS
7.750% due 06/12/2029		$200	$203

Yapi ve Kredi Bankasi AS
7.250% due 03/03/2030		200	197
9.250% due 10/16/2028		200	212

Total Turkey (Cost $1,759)			1,792

UKRAINE 0.2%

SOVEREIGN ISSUES 0.2%

Ukraine Government International Bond
0.000% due 02/01/2030 þ(g)		$45	23
0.000% due 02/01/2034 þ(g)		168	67
1.750% due 02/01/2036 þ		52	27

Total Ukraine (Cost $101)			117

UNITED ARAB EMIRATES 5.1%

CORPORATE BONDS & NOTES 5.1%

Abu Dhabi Commercial Bank PJSC
3.500% due 03/31/2027		$400	392

Emirates NBD Bank PJSC
5.875% due 10/11/2028		250	260

First Abu Dhabi Bank PJSC
4.774% due 06/06/2028 (l)		900	905

Kuwait Projects Co. SPC Ltd.
4.500% due 02/23/2027 (l)		300	282

Masdar Abu Dhabi Future Energy Co.
4.875% due 07/25/2033		500	494

NBK SPC Ltd.
1.625% due 09/15/2027 ~		1,000	957

Total United Arab Emirates (Cost $3,267)			3,290

UNITED KINGDOM 6.1%

CORPORATE BONDS & NOTES 5.9%

Anglo American Capital PLC
5.500% due 05/02/2033		$500	503

Antofagasta PLC
5.625% due 05/13/2032		300	304
6.250% due 05/02/2034		200	207

Avianca Midco PLC
9.000% due 12/01/2028		400	380

Azule Energy Finance PLC
8.125% due 01/23/2030		450	451

Endeavour Mining PLC
5.000% due 10/14/2026		400	396

Fresnillo PLC
4.250% due 10/02/2050		200	146

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (f)		200	141

Standard Chartered PLC
7.767% due 11/16/2028 •		200	214

Vedanta Resources Finance PLC
9.475% due 07/24/2030		200	198
9.850% due 04/24/2033		300	300

WE Soda Investments Holding PLC
9.375% due 02/14/2031		200	206
9.500% due 10/06/2028		350	361

			3,807

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

Canada Square Funding PLC
5.415% due 01/17/2059 •	GBP	72	94

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rochester Financing PLC
5.159% due 12/18/2044 •	GBP	42	$54

			148

Total United Kingdom (Cost $3,876)			3,955

UNITED STATES 8.8%

ASSET-BACKED SECURITIES 0.3%

Citigroup Mortgage Loan Trust
7.250% due 05/25/2036 þ		$197	98

Countrywide Asset-Backed Certificates Trust
4.875% due 09/25/2037 •		13	14

NovaStar Mortgage Funding Trust
4.635% due 09/25/2037 •		66	64

			176

CORPORATE BONDS & NOTES 4.2%

Bimbo Bakeries USA, Inc.
6.050% due 01/15/2029		200	208

Gran Tierra Energy, Inc.
9.500% due 10/15/2029		300	266

Hanwha Q Cells Americas Holdings Corp.
5.000% due 07/27/2028		200	203

Invepar Holdings LLC
1.000% due 12/31/2049 (k)		158	0

Kosmos Energy Ltd.
8.750% due 10/01/2031		400	372

Las Vegas Sands Corp.
6.000% due 08/15/2029		500	511

Rio Oil Finance Trust
8.200% due 04/06/2028		236	242
9.750% due 01/06/2027		189	194

SierraCol Energy Andina LLC
6.000% due 06/15/2028		200	187

Southern Copper Corp.
7.500% due 07/27/2035		200	227

Stillwater Mining Co.
4.000% due 11/16/2026		300	287

			2,697

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.665% due 10/25/2035 •		205	197

Citigroup Mortgage Loan Trust
5.109% due 08/25/2036 ~		136	124

			321

U.S. GOVERNMENT AGENCIES 2.9%

Uniform Mortgage-Backed Security, TBA
4.000% due 06/01/2055		250	232
4.500% due 05/01/2055		250	239
5.000% due 04/01/2055		1,200	1,176
5.500% due 05/01/2055		250	250

			1,897

U.S. TREASURY OBLIGATIONS 0.9%

U.S. Treasury Bonds
1.375% due 11/15/2040		900	585

Total United States (Cost $6,075)			5,676

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UZBEKISTAN 0.3%

CORPORATE BONDS & NOTES 0.3%

Uzbek Industrial & Construction Bank ATB
21.000% due 07/24/2027	UZS	2,500,000	$200

Total Uzbekistan (Cost $199)			200

VIRGIN ISLANDS (BRITISH) 1.0%

CORPORATE BONDS & NOTES 1.0%

Gerdau Trade, Inc.
4.875% due 10/24/2027		$200	201

Gold Fields Orogen Holdings BVI Ltd.
6.125% due 05/15/2029		300	312

NWD Finance BVI Ltd.
5.250% due 03/22/2026 ~(h)		200	108

OAS Restructuring BVI Ltd.(5.000% Cash)
5.000% due 03/31/2035 «(b)	BRL	356	3

Total Virgin Islands (British) (Cost $703)			624

		SHARES
SHORT-TERM INSTRUMENTS 2.5%

MUTUAL FUNDS 1.5%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (j)		987,617	988

		PRINCIPAL AMOUNT (000S)
NIGERIA TREASURY BILLS 1.0%
26.651% due 04/01/2025 - 12/09/2025 (e)(f)	NGN	1,100,498	668

Total Short-Term Instruments (Cost $1,643)			1,656

Total Investments in Securities (Cost $69,688)			64,314

		SHARES
INVESTMENTS IN AFFILIATES 7.1%

SHORT-TERM INSTRUMENTS 7.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.1%

PIMCO Short-Term Floating NAV Portfolio III		470,896	4,584

Total Short-Term Instruments (Cost $4,584)			4,584

Total Investments in Affiliates (Cost $4,584)			4,584

Total Investments 106.9% (Cost $74,272)			$68,898

Financial Derivative Instruments (m)(n) (0.1)% (Cost or Premiums, net $232)			(69)

Other Assets and Liabilities, net (6.8)%			(4,363)

Net Assets 100.0%			$64,466

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).

52	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Security becomes interest bearing at a future date.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	Coupon represents a 7-Day Yield.

(k) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Invepar Holdings LLC 1.000% due 12/31/2049	11/16/2018	$0	$0	0.00%
OAS SA - Exp. 01/21/2039	04/30/2019	0	0	0.00

		$0	$0	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BCY	3.000%	02/10/2025	04/02/2025		$ (185)	$(186)
BRC	4.450	12/24/2024	TBD	(2)	(403)	(408)
	4.550	12/24/2024	TBD	(2)	(846)	(857)

Total Reverse Repurchase Agreements						$(1,451)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BCY	$0	$(186)	$0	$(186)	$0	$(186)
BRC	0	(1,265)	0	(1,265)	1,536	271

Total Borrowings and Other Financing Transactions	$0	$(1,451)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(186)	$0	$(1,265)	$(1,451)

Total Borrowings	$0	$(186)	$0	$(1,265)	$(1,451)

Payable for reverse repurchase agreements					$(1,451)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	53

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

(l)	Securities with an aggregate market value of $1,536 has been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(2,741) at a weighted average interest rate of 4.796%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Long Gilt June Futures	06/2025	3	$355	$(3)	$4	$0
U.S. Treasury 5-Year Note June Futures	06/2025	68	7,355	100	0	(2)
U.S. Treasury 10-Year Note June Futures	06/2025	9	1,001	13	0	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	3	367	6	1	0

				$116	$5	$(2)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	2	$(228)	$(3)	$0	$0

Total Futures Contracts				$113	$5	$(2)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-41 5-Year Index	(1.000)%	Quarterly	06/20/2029	$	900	$(27)	$9	$(18)	$1	$0
CDX.EM-42 5-Year Index	(1.000)	Quarterly	12/20/2029		1,100	(32)	2	(30)	0	0
CDX.IG-43 5-Year Index	(1.000)	Quarterly	12/20/2029		2,200	46	(4)	42	0	0

						$(13)	$7	$(6)	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-43 5-Year Index	1.000%	Quarterly	06/20/2030	$	800	$(29)	$(1)	$(30)	$0	$0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030		700	35	2	37	1	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		1,000	18	0	18	0	0
CDX.iTraxx Crossover 42 05-Year Index	5.000	Quarterly	06/20/2030	EUR	630	58	(5)	53	0	(4)
CDX.iTraxx Main 43 05-Year Index	1.000	Quarterly	06/20/2030		2,000	44	(5)	39	0	(3)

						$126	$(9)	$117	$1	$(7)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	400	$(11)	$(1)	$(12)	$2	$0
Pay	1-Day THB-THOR Compounded-OIS	1.500	Quarterly	09/17/2027	THB	6,110	(1)	1	0	0	0
Receive	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	09/17/2030		3,560	(1)	(1)	(2)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2029	$	1,800	34	(11)	23	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		1,400	(14)	7	(7)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		1,700	44	(40)	4	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		500	13	(14)	(1)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		300	15	(2)	13	0	(1)

54	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	06/20/2054	$	300	$19	$0	$19	$0	$(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		200	(11)	22	11	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		300	34	(6)	28	0	(2)
Pay	1-Year BRL-CDI	12.131	Maturity	01/04/2027	BRL	3,500	28	(47)	(19)	1	0
Pay	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	6,800	3	15	18	1	0
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030	EUR	400	6	(2)	4	0	(1)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		700	(36)	8	(28)	3	0
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		470	46	(8)	38	0	(4)
Pay	28-Day MXN-TIIE	8.207	Lunar	12/08/2025	MXN	3,700	0	(1)	(1)	0	0
Pay(5)	28-Day MXN-TIIE	8.207	Lunar	06/19/2028		3,700	0	1	1	0	0

							$168	$(79)	$89	$11	$(13)

Total Swap Agreements							$281	$(81)	$200	$13	$(20)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$5	$13	$18	$0	$(2)	$(20)	$(22)

Cash of $927 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	1,034		$7	$0	$0
	04/2025		$240	AUD	379	0	(3)
	04/2025		4	JPY	620	0	0
	04/2025		6	SGD	8	0	0
	05/2025	AUD	379		$240	3	0
	05/2025	SGD	8		6	0	0
	05/2025		$7	JPY	1,030	0	0
	06/2025	CNH	812		$111	0	(1)
	06/2025		$68	CNH	488	0	0

BOA	04/2025	DOP	5,464		$86	0	0
	04/2025	MYR	135		30	0	0
	04/2025	SEK	280		26	0	(2)
	05/2025	EGP	328		$6	0	0
	05/2025	IDR	61,827		4	0	0
	05/2025		$8	INR	703	0	0
	06/2025	CNH	266		$37	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	55

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2025		$33	CNH	239	$0	$0
	06/2025		7	KRW	10,307	0	0
	08/2025	TWD	10		$0	0	0

BPS	04/2025	CZK	912		38	0	(2)
	04/2025	EUR	2,117		2,220	0	(69)
	04/2025	GBP	135		171	0	(4)
	04/2025	IDR	1,297,945		78	0	0
	04/2025	JPY	369		2	0	0
	04/2025	TRY	388		10	0	0
	04/2025	TWD	11,396		346	3	0
	04/2025		$127	IDR	2,076,080	0	(2)
	04/2025		22	INR	1,929	0	0
	04/2025		41	JPY	6,099	0	0
	04/2025		81	TWD	2,667	0	(1)
	05/2025	IDR	152,523		$9	0	0
	05/2025		$74	IDR	1,225,506	0	(1)
	05/2025		74	INR	6,317	0	0
	05/2025		2	JPY	368	0	0
	06/2025	CNH	1,401		$193	0	(1)
	06/2025	KRW	12,349		9	0	0
	06/2025	PLN	67		17	0	0
	06/2025		$67	PLN	259	0	0
	07/2025	TWD	1,431		$44	1	0
	08/2025		1,220		37	1	0
	09/2025	ILS	994		272	4	0

BRC	04/2025	INR	134		2	0	0
	04/2025	MYR	35		8	0	0
	04/2025	TRY	7,583		195	1	(2)
	04/2025		$26	TRY	975	0	0
	05/2025	TRY	2,046		$51	1	0
	05/2025		$59	TRY	2,327	0	(2)
	06/2025		8	PLN	32	0	0
	06/2025		118	TRY	4,691	0	(6)
	07/2025		245		11,137	16	0

BSH	04/2025	AUD	379		$240	3	0
	04/2025	JPY	9,858		66	0	0
	05/2025		$66	JPY	9,825	0	0
	06/2025	PEN	144		$39	0	0
	06/2025	PLN	8		2	0	0
	06/2025		$42	PLN	163	0	0

CBK	04/2025	DOP	4,360		$70	1	0
	04/2025	EGP	521		10	0	0
	04/2025	IDR	1,653,232		100	1	0
	04/2025	ILS	175		48	1	0
	04/2025	INR	1,279		15	0	0
	04/2025	PEN	984		265	0	(3)
	04/2025	TWD	1,123		34	1	0
	04/2025		$273	CAD	388	0	(3)
	04/2025		10	EGP	521	0	0
	04/2025		89	IDR	1,456,190	0	(1)
	04/2025		5	INR	465	0	0
	04/2025		269	PEN	981	0	(3)
	04/2025		192	TWD	6,274	0	(3)
	05/2025	CAD	388		$273	3	0
	05/2025		$10	EGP	533	0	0
	05/2025		74	IDR	1,222,458	0	0
	06/2025	CNH	183		$25	0	0
	06/2025	EGP	468		9	0	0
	06/2025	KRW	213,625		149	4	0
	06/2025	PEN	17		4	0	0
	06/2025		$31	CLP	28,735	0	(1)
	06/2025		23	EGP	1,225	0	0
	06/2025		2	KRW	3,068	0	0
	07/2025	TWD	2,576		$79	1	0
	08/2025	EGP	322		6	0	0
	08/2025	TWD	3,013		92	1	0
	09/2025	ILS	795		$213	0	(2)
	09/2025	PEN	984		269	3	0
	09/2025		$77	KZT	39,696	0	(2)

56	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
DUB	04/2025	CAD	388		$270	$0	$0
	04/2025	EUR	187		204	2	0
	04/2025	ILS	177		49	1	0
	04/2025	NZD	39		23	0	0
	04/2025		$37	IDR	608,298	0	0
	04/2025		8	INR	702	0	0
	04/2025		23	NZD	39	0	0
	04/2025		3	SGD	4	0	0
	05/2025	EGP	32		$1	0	0
	05/2025	IDR	22,230		1	0	0
	05/2025	SGD	4		3	0	0
	05/2025		$11	EGP	566	0	0
	05/2025		23	NZD	39	0	0
	06/2025	KRW	220,570		$154	4	0
	06/2025		$4	EGP	237	0	0
	06/2025		1	KRW	1,429	0	0
	09/2025		57	KZT	29,246	0	(2)
	10/2025	EGP	618		$11	0	0
	12/2025		$23	KZT	12,208	0	(1)

FAR	04/2025	CHF	254		$285	0	(2)
	04/2025	HUF	4,006		11	0	0
	04/2025	ILS	159		44	1	0
	04/2025	JPY	7,053		47	0	0
	04/2025		$32	JPY	4,731	0	0
	05/2025		47		7,029	0	0
	06/2025	PLN	12		$3	0	0
	06/2025		$78	PLN	300	0	0

GLM	04/2025	BRL	2,067		$360	0	(2)
	04/2025	IDR	440,763		27	0	0
	04/2025	SGD	7		5	0	0
	04/2025	TRY	562		14	0	0
	04/2025		$357	BRL	2,067	5	0
	04/2025		2	EGP	97	0	0
	04/2025		26	IDR	429,357	0	0
	05/2025	DOP	19,862		$316	4	0
	05/2025		$4	EGP	207	0	0
	05/2025		27	IDR	441,161	0	0
	06/2025	EGP	367		$7	0	0
	06/2025		$10	CNH	74	0	0
	06/2025		72	PLN	278	0	(1)
	07/2025	TWD	829		$25	1	0
	09/2025		$68	DOP	4,388	0	(1)

JPM	04/2025	IDR	89,549		$5	0	0
	04/2025	ILS	138		38	1	0
	04/2025	INR	1,235		14	0	0
	04/2025	JPY	2,173		14	0	0
	04/2025	PHP	589		10	0	0
	04/2025	TWD	159		5	0	0
	04/2025		$7	EGP	372	0	0
	04/2025		2,485	EUR	2,304	6	0
	04/2025		5	IDR	89,549	0	0
	04/2025		10	INR	889	0	0
	04/2025		34	JPY	5,077	0	0
	04/2025		71	TWD	2,316	0	(1)
	05/2025	EUR	2,304		$2,489	0	(6)
	05/2025	IDR	36,976		2	0	0
	05/2025	TRY	1,165		29	0	0
	05/2025		$7	EGP	364	0	0
	05/2025		14	JPY	2,166	0	0
	05/2025		135	TRY	5,316	0	(4)
	06/2025	CNH	759		$104	0	(1)
	06/2025	EGP	340		7	0	0
	06/2025	MXN	6,901		334	1	0
	06/2025	PLN	58		15	0	0
	06/2025		$0	EGP	24	0	0
	06/2025		64	PLN	247	0	0
	07/2025	TWD	1,448		$45	1	0
	08/2025		1,914		59	1	0

MBC	04/2025	EGP	326		6	0	0
	04/2025	SGD	11		8	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	57

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	TWD	248		$8	$0	$0
	04/2025		$287	CHF	254	0	(1)
	04/2025		11	EGP	572	0	0
	04/2025		8	INR	699	0	0
	04/2025		42	TWD	1,393	0	(1)
	05/2025	CHF	253		$287	1	0
	05/2025	THB	1,027		31	0	0
	06/2025	PLN	31		8	0	0
	06/2025		$9	EGP	472	0	0
	07/2025	TWD	708		$22	0	0
	08/2025		676		21	0	0
	08/2025		$7	EGP	361	0	0

MYI	04/2025	EGP	333		$6	0	0
	04/2025		$4	EGP	189	0	0
	04/2025		200	ZAR	3,656	0	(1)
	05/2025	HKD	42		$5	0	0
	05/2025	IDR	61,879		4	0	0
	06/2025	CNH	84		12	0	0
	06/2025	EGP	333		6	0	0
	06/2025	PLN	5		1	0	0
	10/2026		$96	AZN	171	0	(1)
	10/2027		191		352	0	(4)

NGF	06/2025	KRW	187,882		$132	4	0

SCX	04/2025	BRL	2,077		355	0	(9)
	04/2025	JPY	569		4	0	0
	04/2025	TWD	131		4	0	0
	04/2025		$362	BRL	2,077	2	0
	04/2025		10	EGP	509	0	0
	04/2025		12	TWD	408	0	0
	05/2025		4	JPY	568	0	0
	06/2025	EGP	966		$18	0	0
	06/2025		$355	BRL	2,103	9	0
	06/2025		8	EGP	439	0	0
	08/2025	TWD	405		$12	0	0

SOG	05/2025	EGP	1,092		$21	0	0
	05/2025		$17	EGP	898	1	0
	06/2025	EGP	104		$2	0	0

SSB	04/2025		$175	GBP	135	0	0
	05/2025	GBP	135		$175	0	0

UAG	04/2025	IDR	213,785		13	0	0
	04/2025	TRY	191		5	0	0
	04/2025		$13	IDR	213,785	0	0
	04/2025		31	JPY	4,652	0	0
	05/2025		13	IDR	214,086	0	0
	05/2025		24	TRY	982	1	0
	08/2025		21		947	0	0
	11/2025		24		1,122	0	(1)

Total Forward Foreign Currency Contracts						$95	$(153)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
UAG	Put - OTC USD versus TRY	TRY	37.700	05/07/2025	134	$(3)	$0
	Call - OTC USD versus TRY		45.900	05/07/2025	134	(2)	(1)
	Put - OTC USD versus TRY		39.750	08/11/2025	134	(4)	(1)
	Call - OTC USD versus TRY		51.750	08/11/2025	134	(3)	(4)
	Put - OTC USD versus TRY		41.600	11/12/2025	140	(6)	(2)
	Call - OTC USD versus TRY		56.900	11/12/2025	140	(4)	(7)

Total Written Options						$(22)	$(15)

58	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(5)	Notional Amount(6)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
										Asset	Liability
MYC	Korea International Bond	(1.000)%	Quarterly	12/20/2034	0.463%	$	350	$(17)	$2	$0	$(15)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(5)		Notional Amount(6)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
											Asset	Liability
BOA	Indonesia Government International Bond	1.000%	Quarterly	06/20/2030	0.956%		$	100	$0	$0	$0	$0

BPS	Indonesia Government International Bond	1.000	Quarterly	06/20/2030	0.956			100	1	(1)	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.394			150	1	0	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	‘0.830			100	0	1	1	0
	Romania Government International Bond	1.000	Quarterly	12/20/2025	0.805			450	1	0	1	0

BRC	America Movil SAB de CV	1.000	Quarterly	12/20/2025	0.332			800	(20)	24	4	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2030	0.956			100	0	0	0	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2025	1.276			275	0	0	0	0

DUB	Indonesia Government International Bond	1.000	Quarterly	06/20/2030	0.956			100	1	(1)	0	0
	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦		282	0	2	2	0

GST	Indonesia Government International Bond	1.000	Quarterly	06/20/2030	0.956			100	0	0	0	0
	Israel Government International Bond	1.000	Quarterly	12/20/2025	0.383			300	1	0	1	0
	Israel Government International Bond	1.000	Quarterly	06/20/2026	0.459			100	0	1	1	0

JPM	Alibaba Group Holding Ltd.	1.000	Quarterly	06/20/2029	0.693			1,000	5	7	12	0

MYC	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.253			50	0	0	0	0

									$(10)	$33	$23	$0

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	3-Month MYR-KLIBOR(2)	3.500%	Quarterly	09/17/2030	MYR	1,830	$0	$0	$0	$0

Total Swap Agreements								$(27)	$35	$23	$(15)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
AZD	$3	$0	$0	$3	$(4)	$0	$0	$(4)	$(1)	$0	$(1)
BOA	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
BPS	9	0	3	12	(80)	0	0	(80)	(68)	0	(68)
BRC	18	0	4	22	(10)	0	0	(10)	12	0	12
BSH	3	0	0	3	0	0	0	0	3	0	3
CBK	16	0	0	16	(18)	0	0	(18)	(2)	0	(2)
DUB	7	0	2	9	(3)	0	0	(3)	6	0	6
FAR	1	0	0	1	(2)	0	0	(2)	(1)	0	(1)
GLM	10	0	0	10	(4)	0	0	(4)	6	0	6
GST	0	0	2	2	0	0	0	0	2	0	2
JPM	10	0	12	22	(12)	0	0	(12)	10	0	10
MBC	1	0	0	1	(2)	0	0	(2)	(1)	0	(1)
MYC	0	0	0	0	0	0	(15)	(15)	(15)	0	(15)
MYI	0	0	0	0	(6)	0	0	(6)	(6)	0	(6)
NGF	4	0	0	4	0	0	0	0	4	0	4
SCX	11	0	0	11	(9)	0	0	(9)	2	0	2
SOG	1	0	0	1	0	0	0	0	1	0	1
UAG	1	0	0	1	(1)	(15)	0	(16)	(15)	0	(15)

Total Over the Counter	$95	$0	$23	$118	$(153)	$(15)	$(15)	$(183)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	59

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5	$5
Swap Agreements	0	2	0	0	11	13

	$0	$2	$0	$0	$16	$18

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$95	$0	$95
Swap Agreements	0	23	0	0	0	23

	$0	$23	$0	$95	$0	$118

	$0	$25	$0	$95	$16	$136

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2	$2
Swap Agreements	0	7	0	0	13	20

	$0	$7	$0	$0	$15	$22

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$153	$0	$153
Written Options	0	0	0	15	0	15
Swap Agreements	0	15	0	0	0	15

	$0	$15	$0	$168	$0	$183

	$0	$22	$0	$168	$15	$205

60	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(16)	$(16)
Swap Agreements	0	181	0	0	88	269

	$0	$181	$0	$0	$72	$253

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$290	$0	$290
Swap Agreements	0	62	0	0	(3)	59

	$0	$62	$0	$290	$(3)	$349

	$0	$243	$0	$290	$69	$602

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$140	$140
Swap Agreements	0	(63)	0	0	(120)	(183)

	$0	$(63)	$0	$0	$20	$(43)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(121)	$0	$(121)
Written Options	0	0	0	7	0	7
Swap Agreements	0	(37)	0	0	(1)	(38)

	$0	$(37)	$0	$(114)	$(1)	$(152)

	$0	$(100)	$0	$(114)	$19	$(195)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$418	$0	$418
Sovereign Issues	0	3	0	3
Austria
Corporate Bonds & Notes	0	206	0	206
Azerbaijan
Corporate Bonds & Notes	0	841	0	841
Brazil
Corporate Bonds & Notes	0	2,837	0	2,837
Canada
Corporate Bonds & Notes	0	1,329	0	1,329
Cayman Islands
Convertible Bonds & Notes	0	303	0	303
Corporate Bonds & Notes	0	4,456	0	4,456
Chile
Corporate Bonds & Notes	0	2,209	0	2,209
Colombia
Corporate Bonds & Notes	0	762	0	762
Czech Republic
Corporate Bonds & Notes	0	539	0	539
Dominican Republic
Sovereign Issues	0	643	0	643
Ecuador
Sovereign Issues	0	120	0	120
Egypt
Sovereign Issues	0	612	0	612
France
Corporate Bonds & Notes	0	106	0	106
Germany
Loan Participations and Assignments	0	297	0	297
Hong Kong
Corporate Bonds & Notes	0	1,284	0	1,284
India
Corporate Bonds & Notes	0	2,971	0	2,971

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Indonesia
Corporate Bonds & Notes	$0	$956	$0	$956
Ireland
Corporate Bonds & Notes	0	130	54	184
Loan Participations and Assignments	0	0	216	216
Isle of Man
Corporate Bonds & Notes	0	559	0	559
Israel
Corporate Bonds & Notes	0	2,163	0	2,163
Sovereign Issues	0	480	0	480
Ivory Coast
Loan Participations and Assignments	0	0	537	537
Kazakhstan
Corporate Bonds & Notes	0	1,753	0	1,753
Luxembourg
Corporate Bonds & Notes	0	2,481	0	2,481
Malaysia
Corporate Bonds & Notes	0	406	0	406
Sovereign Issues	0	32	0	32
Mauritius
Corporate Bonds & Notes	0	493	0	493
Mexico
Corporate Bonds & Notes	0	2,487	0	2,487
Mongolia
Sovereign Issues	0	196	0	196
Morocco
Corporate Bonds & Notes	0	489	0	489
Multinational
Corporate Bonds & Notes	0	198	0	198
Netherlands
Common Stocks	0	0	2	2
Corporate Bonds & Notes	0	1,467	0	1,467
Loan Participations and Assignments	0	0	197	197
Nigeria
Corporate Bonds & Notes	0	300	0	300

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	61

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Pakistan
Sovereign Issues	$0	$190	$0	$190
Panama
Corporate Bonds & Notes	0	363	0	363
Peru
Corporate Bonds & Notes	0	1,781	0	1,781
Sovereign Issues	0	115	0	115
Philippines
Corporate Bonds & Notes	0	605	0	605
Poland
Corporate Bonds & Notes	0	205	0	205
Qatar
Corporate Bonds & Notes	0	453	0	453
Russia
Corporate Bonds & Notes	0	0	48	48
Saudi Arabia
Corporate Bonds & Notes	0	449	0	449
Sovereign Issues	0	203	0	203
Singapore
Corporate Bonds & Notes	0	1,698	0	1,698
South Africa
Convertible Bonds & Notes	0	363	0	363
Corporate Bonds & Notes	0	384	0	384
South Korea
Corporate Bonds & Notes	0	3,136	0	3,136
Sovereign Issues	0	405	0	405
Thailand
Corporate Bonds & Notes	0	1,071	0	1,071
Sovereign Issues	0	3	0	3
Turkey
Corporate Bonds & Notes	0	1,792	0	1,792
Ukraine
Sovereign Issues	0	117	0	117
United Arab Emirates
Corporate Bonds & Notes	0	3,290	0	3,290
United Kingdom
Corporate Bonds & Notes	0	3,807	0	3,807
Non-Agency Mortgage-Backed Securities	0	148	0	148
United States
Asset-Backed Securities	0	176	0	176

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Corporate Bonds & Notes	$0	$2,697	$0	$2,697
Non-Agency Mortgage-Backed Securities	0	321	0	321
U.S. Government Agencies	0	1,897	0	1,897
U.S. Treasury Obligations	0	585	0	585
Uzbekistan
Corporate Bonds & Notes	0	200	0	200
Virgin Islands (British)
Corporate Bonds & Notes	0	621	3	624
Short-Term Instruments
Mutual Funds	0	988	0	988
Nigeria Treasury Bills	0	668	0	668

	$0	$63,257	$1,057	$64,314

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,584	$0	$0	$4,584

Total Investments	$4,584	$63,257	$1,057	$68,898

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4	14	0	18
Over the counter	0	116	2	118

	$4	$130	$2	$136

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(22)	0	(22)
Over the counter	0	(183)	0	(183)

	$0	$(205)	$0	$(205)

Total Financial Derivative Instruments	$4	$(75)	$2	$(69)

Totals	$4,588	$63,182	$1,059	$68,829

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2025:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025(2)
Investments in Securities, at Value
Colombia
Loan Participations and Assignments	$1,002	$0	$(965)	$0	$0	$(37)	$0	$0	$0	$0
Ireland
Corporate Bonds & Notes	76	0	0	(1)	0	(21)	0	0	54	1
Loan Participations and Assignments	0	215	0	0	0	1	0	0	216	1
Ivory Coast
Loan Participations and Assignments	0	532	0	1	0	4	0	0	537	4
Luxembourg
Corporate Bonds & Notes	33	0	(33)	(1)	0	1	0	0	0	0
Netherlands
Common Stocks	0	2	0	0	0	0	0	0	2	0
Loan Participations and Assignments	0	197	0	0	0	0	0	0	197	0
Russia
Corporate Bonds & Notes	48	0	0	(2)	0	2	0	0	48	2
South Africa
Corporate Bonds & Notes	955	0	(1,033)	0	(184)	262	0	0	0	0

62	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025(2)
Virgin Islands (British)
Corporate Bonds & Notes	$3	$0	$0	$1	$0	$(1)	$0	$0	$3	$(2)

	$2,117	$946	$(2,031)	$(2)	$(184)	$211	$0	$0	$1,057	$6

Financial Derivative Instruments - Assets
Over the counter	$0	$1	$0	$0	$0	$1	$0	$0	$2	$1

Totals	$2,117	$947	$(2,031)	$(2)	$(184)	$212	$0	$0	$1,059	$7

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)		Weighted Average
Investments in Securities, at Value
Ireland
Corporate Bonds & Notes	$54	Third Party Vendor	Expected Recovery		6.000	—
Loan Participations and Assignments	216	Recent Transaction	Purchase Price		99.800	—
Ivory Coast
Loan Participations and Assignments	537	Discounted Cash Flow	Discount Rate		6.393	—
Netherlands
Common Stocks	2	Other Valuation Techniques(3)	—		—	—
Loan Participations and Assignments	197	Recent Transaction	Purchase Price		98.500	—
Russia
Corporate Bonds & Notes	48	Third Party Vendor	Expected Recovery		6.000	—
Virgin Islands (British)
Corporate Bonds & Notes	3	Expected Recovery	Price	BRL	4.985	—

Financial Derivative Instruments - Assets
Over the counter	2	Indicative Market Quotation	Broker Quote		0.329	—

Total	$1,059

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	63

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 75.7%

AZERBAIJAN 0.8%

CORPORATE BONDS & NOTES 0.8%

SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.230% due 03/17/2026		$700	$700

Southern Gas Corridor CJSC
6.875% due 03/24/2026		3,700	3,740

Total Azerbaijan (Cost $4,432)			4,440

BRAZIL 18.3%

CORPORATE BONDS & NOTES 0.6%

Banco do Brasil SA
8.500% due 07/29/2026	MXN	42,000	2,043

Vale SA
0.000% ~(h)	BRL	27,540	1,656

			3,699

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%

Oi SA
1.000% due 12/30/2050 «		$207	2
4.890% due 12/30/2050 «		2,376	24

			26

SOVEREIGN ISSUES 17.7%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (d)	BRL	632,200	103,382
0.000% due 07/01/2028 (d)		3,000	337

			103,719

Total Brazil (Cost $108,455)			107,444

CAYMAN ISLANDS 0.2%

CORPORATE BONDS & NOTES 0.2%

Fish Pond Re Ltd.
8.292% due 01/08/2027 •		$250	256

Interoceanica Finance Ltd.
0.000% due 11/30/2025 (d)		4	4
0.000% due 11/30/2025 (d)		15	15

Kaisa Group Holdings Ltd.
11.700% due 11/11/2025 ^(b)		1,100	50

Red Dorsal Finance Ltd.
5.875% due 10/12/2031		511	495

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2026 (a)		20	2

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 (a)		20	2

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 (a)		40	5

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 (a)		61	7

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 (a)		61	7

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 (a)		29	3

Total Cayman Islands (Cost $1,262)			846

CHILE 1.9%

SOVEREIGN ISSUES 1.9%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	1,720,000	1,723
5.000% due 10/01/2028		4,350,000	4,501

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.800% due 10/01/2029	CLP	4,250,000	$4,487

Chile Government International Bond
4.850% due 01/22/2029		$600	605

Total Chile (Cost $11,585)			11,316

CHINA 0.1%

SOVEREIGN ISSUES 0.1%

China Government International Bond
2.750% due 02/17/2032	CNY	3,920	576

Total China (Cost $542)			576

COLOMBIA 0.3%

SOVEREIGN ISSUES 0.3%

Colombian TES
7.000% due 06/30/2032	COP	1,629,100	300
11.500% due 07/25/2046		3,551,200	757
13.250% due 02/09/2033		3,265,100	827

Total Colombia (Cost $1,837)			1,884

CZECH REPUBLIC 0.6%

CORPORATE BONDS & NOTES 0.3%

EP Infrastructure AS
1.816% due 03/02/2031	EUR	2,000	1,889

SOVEREIGN ISSUES 0.3%

Czech Republic Government International Bond
2.000% due 10/13/2033	CZK	42,000	1,543
2.500% due 08/25/2028		4,000	167

			1,710

Total Czech Republic (Cost $3,403)			3,599

DOMINICAN REPUBLIC 4.2%

SOVEREIGN ISSUES 4.2%

Dominican Republic Central Bank Notes
12.000% due 10/03/2025	DOP	93,600	1,483
13.000% due 12/05/2025		309,200	4,936
13.000% due 01/30/2026		59,480	950

Dominican Republic International Bond
9.750% due 06/05/2026		34	1
10.500% due 03/15/2037		761,850	12,356
10.750% due 06/01/2036		217,300	3,572
11.250% due 09/15/2035		16,300	277
13.625% due 02/03/2033		52,700	988

Total Dominican Republic (Cost $25,289)			24,563

ECUADOR 0.4%

SOVEREIGN ISSUES 0.4%

Ecuador Government International Bond
5.000% due 07/31/2040 þ		$40	18
5.500% due 07/31/2035 þ		1,366	676
6.900% due 07/31/2030 þ		2,767	1,654

Total Ecuador (Cost $2,288)			2,348

EGYPT 2.6%

SOVEREIGN ISSUES 2.6%

Egypt Government International Bond
4.750% due 04/11/2025	EUR	2,700	2,914
4.750% due 04/16/2026		900	957
21.954% due 03/04/2028	EGP	564,900	11,438

Total Egypt (Cost $14,492)			15,309

FRANCE 0.0%

CORPORATE BONDS & NOTES 0.0%

New Immo Holding SA
2.750% due 11/26/2026	EUR	200	211

Total France (Cost $196)			211

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 1.1%

CORPORATE BONDS & NOTES 0.7%

Deutsche Bank AG
8.010% due 07/18/2034 «	INR	325,000	$3,904

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

The Stepstone Group MidCo 2 GMBH
TBD% due 12/04/2031 ~	EUR	1,900	2,049

Total Germany (Cost $5,747)			5,953

GHANA 0.2%

SOVEREIGN ISSUES 0.2%

Ghana Government International Bond
8.350% due 02/16/2027 (a)	GHS	13,218	685
8.950% due 02/11/2031 (a)		17,693	638
10.000% due 08/17/2027		187	10

Total Ghana (Cost $1,266)			1,333

INDONESIA 0.2%

CORPORATE BONDS & NOTES 0.2%

Indonesia Asahan Aluminium PT
4.750% due 05/15/2025		$1,000	999

Total Indonesia (Cost $999)			999

IRELAND 0.8%

ASSET-BACKED SECURITIES 0.2%

OAK Hill European Credit Partners DAC
3.484% (EUR003M + 0.740%) due 10/20/2031 ~	EUR	822	887

CORPORATE BONDS & NOTES 0.1%

CIMA Finance DAC
2.950% due 09/05/2029		$711	651

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

Republic of Panama
4.103% (EUR006M + 1.750%) due 03/07/2027 «~	EUR	2,600	2,806

Total Ireland (Cost $4,431)			4,344

ISRAEL 5.8%

SOVEREIGN ISSUES 5.8%

Israel Government International Bond
1.750% due 08/31/2025	ILS	121,900	32,479
5.375% due 02/19/2030		$1,400	1,411

Total Israel (Cost $33,781)			33,890

IVORY COAST 0.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

Republic of Cote d’lvoire
5.403% (EUR006M + 3.050%) due 03/09/2026 «~	EUR	2,700	2,898
7.422% (EUR006M + 5.000%) due 03/19/2027 «~		760	826

			3,724

SOVEREIGN ISSUES 0.1%

Ivory Coast Government International Bond
4.875% due 01/30/2032		497	476
5.250% due 03/22/2030		100	103

			579

Total Ivory Coast (Cost $4,332)			4,303

64	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JERSEY, CHANNEL ISLANDS 0.0%

CORPORATE BONDS & NOTES 0.0%

Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025	EUR	63	$67

Total Jersey, Channel Islands (Cost $65)			67

KAZAKHSTAN 0.1%

SOVEREIGN ISSUES 0.1%

Development Bank of Kazakhstan JSC
10.950% due 05/06/2026	KZT	244,000	462
13.489% due 05/23/2028		190,000	353

Total Kazakhstan (Cost $871)			815

MEXICO 6.6%

SOVEREIGN ISSUES 6.6%

Mexico Government International Bond
3.000% due 12/03/2026 (g)	MXN	343,699	16,165
7.500% due 05/26/2033		12,000	529
7.750% due 05/29/2031		12,000	552
7.750% due 11/13/2042		76,200	3,059
8.500% due 03/02/2028		224,000	10,887
8.500% due 03/01/2029		123,400	5,966
8.500% due 11/18/2038		38,600	1,725

Total Mexico (Cost $39,600)			38,883

NAMIBIA 0.5%

SOVEREIGN ISSUES 0.5%

Namibia Government International Bond
5.250% due 10/29/2025		$3,200	3,173

Total Namibia (Cost $3,186)			3,173

NETHERLANDS 0.8%

CORPORATE BONDS & NOTES 0.6%

JAB Holdings BV
4.500% due 04/08/2052 (k)		$4,200	3,233

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

VEON Ltd.
TBD% due 03/25/2027 «		1,400	1,379

Total Netherlands (Cost $4,599)			4,612

PARAGUAY 0.5%

SOVEREIGN ISSUES 0.5%

Paraguay Government International Bond
7.900% due 02/09/2031	PYG	11,311,000	1,405
8.500% due 03/04/2035		12,530,000	1,562

Total Paraguay (Cost $3,133)			2,967

PERU 2.8%

CORPORATE BONDS & NOTES 0.9%

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	17,500	5,109

SOVEREIGN ISSUES 1.9%

Peru Government International Bond
6.150% due 08/12/2032		19,700	5,387
6.950% due 08/12/2031		20,100	5,851

			11,238

Total Peru (Cost $15,595)			16,347

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PHILIPPINES 3.0%

SOVEREIGN ISSUES 3.0%

Philippines Government International Bond
6.250% due 02/28/2029	PHP	905,370	$16,079
6.250% due 01/14/2036		40,000	692
6.500% due 05/19/2029		54,490	975

Total Philippines (Cost $17,318)			17,746

POLAND 2.2%

SOVEREIGN ISSUES 2.2%

Republic of Poland Government International Bond
2.750% due 10/25/2029	PLN	13,100	3,047
4.750% due 07/25/2029		33,400	8,453
5.000% due 01/25/2030		5,900	1,501

Total Poland (Cost $12,704)			13,001

QATAR 0.4%

CORPORATE BONDS & NOTES 0.1%

QatarEnergy
1.375% due 09/12/2026		$800	765

SOVEREIGN ISSUES 0.3%

Qatar Government International Bond
4.875% due 02/27/2035		1,400	1,424

Total Qatar (Cost $2,154)			2,189

ROMANIA 0.3%

SOVEREIGN ISSUES 0.3%

Romania Government International Bond
4.250% due 04/28/2036	RON	2,600	438
4.750% due 10/11/2034		200	36
5.250% due 03/10/2030	EUR	900	981

Total Romania (Cost $1,367)			1,455

SERBIA 0.3%

SOVEREIGN ISSUES 0.3%

Serbia Treasury Bonds
5.250% due 07/27/2035	RSD	185,500	1,722

Total Serbia (Cost $1,651)			1,722

SINGAPORE 0.1%

CORPORATE BONDS & NOTES 0.1%

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029		$600	628

Total Singapore (Cost $590)			628

SOUTH AFRICA 1.7%

CORPORATE BONDS & NOTES 0.1%

Transnet SOC Ltd.
10.000% due 03/30/2029	ZAR	15,000	782

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Transnet SOC Ltd.
11.558% (JIBA3M + 4.000%) due 03/02/2028 «~		22,200	1,199

SOVEREIGN ISSUES 1.4%

Republic of South Africa Government International Bond
7.000% due 02/28/2031		33,800	1,637
8.500% due 01/31/2037		11,700	531
8.875% due 02/28/2035		33,400	1,631

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.000% due 01/31/2040	ZAR	29,900	$1,348
10.500% due 12/21/2026		58,600	3,308

			8,455

Total South Africa (Cost $10,170)			10,436

SUPRANATIONAL 3.4%

CORPORATE BONDS & NOTES 3.4%

Asian Development Bank
6.720% due 02/08/2028	INR	783,550	9,219

European Investment Bank
2.875% due 11/15/2029	PLN	18,800	4,383
6.950% due 03/01/2029	INR	520,300	6,131

Inter-American Development Bank
7.000% due 01/25/2029		34,000	402

Total Supranational (Cost $20,395)			20,135

THAILAND 0.3%

SOVEREIGN ISSUES 0.3%

Thailand Government International Bond
3.450% due 06/17/2043	THB	59,160	1,982

Total Thailand (Cost $1,966)			1,982

TURKEY 1.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%

SOCAR Turkey Enerji AS
5.931% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	2,500	2,702

Turkiye Vakiflar Bankasi TAO
5.785% (EUR003M + 3.000%) due 12/15/2028 «~		1,000	1,073

			3,775

SOVEREIGN ISSUES 1.0%

Turkey Government International Bond
7.125% due 02/12/2032		$900	886
45.031% due 05/20/2026 ~	TRY	5,900	156
45.031% due 08/19/2026 ~		5,300	138
45.031% due 05/17/2028 ~		190,000	4,736

			5,916

Total Turkey (Cost $11,111)			9,691

UGANDA 0.2%

SOVEREIGN ISSUES 0.2%

Republic of Uganda Government Bonds
15.800% due 06/23/2039	UGX	5,209,100	1,331

Total Uganda (Cost $1,339)			1,331

UKRAINE 0.2%

SOVEREIGN ISSUES 0.2%

Ukraine Government International Bond
0.000% due 02/01/2030 þ(f)		$98	50
0.000% due 02/01/2034 þ(f)		365	145
0.000% due 02/01/2035 þ(f)		308	171
0.000% due 02/01/2036 þ(f)		257	142
0.000% due 08/01/2041 ~		40	29
1.750% due 02/01/2029 þ		187	122
1.750% due 02/01/2036 þ		564	292

Total Ukraine (Cost $808)			951

UNITED KINGDOM 1.5%

CORPORATE BONDS & NOTES 1.1%

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (d)		$6,700	4,725

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	65

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Standard Chartered Bank
0.000% due 05/06/2025 «(d)	PKR	141,300	$460
0.000% due 12/01/2025 «(d)		165,100	504
0.000% due 06/02/2025 «(d)		156,300	504
0.000% due 11/03/2025 «(d)		148,400	456

			6,649

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%

Canada Square Funding PLC
5.415% due 01/17/2059 •	GBP	362	468

Rochester Financing PLC
5.159% due 12/18/2044 •		339	437

Tower Bridge Funding PLC
5.178% due 12/20/2063 •		145	187

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (d)		0	1,387

			2,479

Total United Kingdom (Cost $8,814)			9,128

UNITED STATES 4.9%

ASSET-BACKED SECURITIES 1.0%

Bear Stearns Asset-Backed Securities Trust
5.279% due 07/25/2036 •		$3	3

Citigroup Mortgage Loan Trust
4.495% due 07/25/2045 •		66	45

Countrywide Asset-Backed Certificates Trust
4.625% due 11/25/2037 •		948	898

Credit-Based Asset Servicing & Securitization LLC
4.554% due 07/25/2037 ~		21	14

Fremont Home Loan Trust
4.735% due 10/25/2036 •		2,776	1,110

GE-WMC Mortgage Securities Trust
4.515% due 08/25/2036 ~		21	9

GSAMP Trust
4.505% due 12/25/2036 ~		76	38

HSI Asset Loan Obligation Trust
4.555% due 12/25/2036 •		32	9

JP Morgan Mortgage Acquisition Corp.
4.945% due 02/25/2036 ~		214	211

MASTR Asset-Backed Securities Trust
4.535% due 01/25/2037 •		164	47

Morgan Stanley ABS Capital, Inc. Trust
5.200% due 01/25/2035 •		185	185

Morgan Stanley Mortgage Loan Trust
6.488% due 11/25/2036 þ		1,041	232

OneMain Financial Issuance Trust
4.130% due 05/14/2035		1,800	1,792

Residential Asset Securities Corp. Trust
5.395% due 08/25/2035 ~		123	122

Securitized Asset-Backed Receivables LLC Trust
4.555% due 12/25/2036 •		236	51

WaMu Asset-Backed Certificates WaMu Trust
4.675% due 05/25/2037 ~		1,255	1,108

			5,874

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Ziraat Bank
7.399% due 06/15/2034 «		1,400	1,367

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%

Banc of America Mortgage Trust
6.608% due 07/25/2034 •		22	21

CitiMortgage Alternative Loan Trust
5.085% due 10/25/2036 ~		643	494

Countrywide Alternative Loan Trust
4.715% due 04/25/2047 ~		835	765
4.785% due 05/25/2036 •		1,181	459
4.902% due 10/25/2035 •		6	5
4.995% due 12/25/2035 •		31	28

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
4.975% due 04/25/2046 ~		$369	$107

GSMPS Mortgage Loan Trust
4.785% due 01/25/2036 ~		133	107

HarborView Mortgage Loan Trust
6.635% due 10/19/2035 •		229	116

IndyMac INDX Mortgage Loan Trust
5.075% due 07/25/2045 •		152	121

Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~		128	124

Mortgage Equity Conversion Asset Trust
4.540% due 05/25/2042 ~		306	301

New York Mortgage Trust
4.975% due 04/25/2035 •		1,279	1,238

Structured Asset Mortgage Investments Trust
4.831% due 04/19/2035 ~		303	291

Structured Asset Securities Corp. Mortgage Loan Trust
6.000% due 10/25/2036		25	26

Turkeys First National Bank
7.962% due 11/15/2034 «(j)		800	783

WaMu Mortgage Pass-Through Certificates Trust
4.805% due 05/25/2034 ~		133	123
5.158% due 03/25/2037 ~		45	41

			5,150

SOVEREIGN ISSUES 2.4%

Columbia Government International Bond
0.000% due 11/03/2027	COP	19,943,500	4,331
0.000% due 04/28/2028		32,907,700	7,000
0.000% due 09/18/2030		8,118,700	1,669
0.000% due 06/30/2032		2,183,000	402
0.000% due 02/09/2033		1,676,900	423

			13,825

U.S. GOVERNMENT AGENCIES 0.4%

Fannie Mae
5.390% due 01/25/2055 •		$2,535	2,540

Freddie Mac
4.734% due 09/25/2031 •		23	23
7.481% due 08/01/2035 •		1	1

			2,564

		SHARES
WARRANTS 0.0%

Constellation Oil ‘D’ - Exp. 06/10/2071 «(j)		1	0

Total United States (Cost $31,240)			28,780

		PRINCIPAL AMOUNT (000S)
UZBEKISTAN 0.4%

CORPORATE BONDS & NOTES 0.3%

Uzbek Industrial & Construction Bank ATB
8.950% due 07/24/2029		$500	521
21.000% due 07/24/2027	UZS	15,540,000	1,243

			1,764

SOVEREIGN ISSUES 0.1%

Republic of Uzbekistan International Bond
16.625% due 05/29/2027		4,110,000	323

Total Uzbekistan (Cost $2,055)			2,087

VENEZUELA 0.1%

SOVEREIGN ISSUES 0.1%

Venezuela Government International Bond
9.250% due 09/15/2027 ^(b)		$1,700	357

Total Venezuela (Cost $254)			357

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ZAMBIA 0.2%

SOVEREIGN ISSUES 0.2%

Zambia Government International Bond
11.000% due 07/27/2025	ZMW	7,400	$263
12.000% due 07/04/2025		1,700	60
12.000% due 05/03/2028		850	26
13.000% due 01/25/2031		14,537	408
22.000% due 01/22/2029		900	34
23.000% due 01/22/2031		9,300	372

Total Zambia (Cost $1,227)			1,163

		SHARES
SHORT-TERM INSTRUMENTS 5.3%

MUTUAL FUNDS 0.5%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (i)		2,771,207	2,771

		PRINCIPAL AMOUNT (000S)
HUNGARY TREASURY BILLS 2.7%
6.589% due 04/03/2025 (d)(e)	HUF	5,987,000	16,073

NIGERIA TREASURY BILLS 1.6%
27.422% due 04/01/2025 - 12/02/2025 (c)(d)	NGN	15,037,035	9,219

U.S. TREASURY BILLS 0.5%
4.281% due 05/29/2025 - 06/05/2025 (c)(d)(n)		$2,876	2,855

Total Short-Term Instruments (Cost $30,834)			30,918

Total Investments in Securities (Cost $447,383)			443,922

		SHARES
INVESTMENTS IN AFFILIATES 25.6%

SHORT-TERM INSTRUMENTS 25.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.6%

PIMCO Short Asset Portfolio		5,598,032	54,805

PIMCO Short-Term Floating NAV Portfolio III		9,775,514	95,155

Total Short-Term Instruments (Cost $150,374)			149,960

Total Investments in Affiliates (Cost $150,374)			149,960

Total Investments 101.3% (Cost $597,757)			$593,882

Financial Derivative Instruments (l)(m) 0.6% (Cost or Premiums, net $(2,378))			3,374

Other Assets and Liabilities, net (1.9)%			(11,096)

Net Assets 100.0%			$586,160

66	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Security becomes interest bearing at a future date.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Coupon represents a 7-Day Yield.

(j) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil ‘D’ - Exp. 06/10/2071	06/10/2022	$0	$0	0.00%
Turkeys First National Bank 7.962% due 11/15/2034	09/18/2024	800	783	0.13

		$800	$783	0.13%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	4.600%	03/21/2025	05/09/2025	$ (1,794)	$(1,797)

Total Reverse Repurchase Agreements					$(1,797)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(2)
United States (0.7)%
Sovereign Issues (0.7)%
Columbia Government International Bond	1.000%	11/03/2027	COP	2,367,500	$(509)	$(527)
Columbia Government International Bond	1.000	04/28/2028		16,399,900	(3,521)	(3,710)
Columbia Government International Bond	1.000	04/28/2028		1,183,700	(250)	(268)

Total Short Sales (0.7)%					$(4,280)	$(4,505)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	67

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$0	$(1,797)	$0	$0	$(1,797)	$1,924	$127

Master Securities Forward Transaction Agreement
BOA	0	0	0	(3,710)	(3,710)	0	(3,710)
CBK	0	0	0	(527)	(527)	0	(527)
GLM	0	0	0	(268)	(268)	0	(268)

Total Borrowings and Other Financing Transactions	$0	$(1,797)	$0	$(4,505)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(1,797)	$0	$(1,797)

Total Borrowings	$0	$0	$(1,797)	$0	$(1,797)

Payable for reverse repurchase agreements					$(1,797)

(k)	Securities with an aggregate market value of $1,924 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(3,228) at a weighted average interest rate of 5.196%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for short sales includes $(250) of accrued interest.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund June Futures	06/2025	126	$17,552	$(321)	$67	$(1)
U.S. Treasury 2-Year Note June Futures	06/2025	194	40,191	167	0	(2)
U.S. Treasury 5-Year Note June Futures	06/2025	348	37,638	28	0	(11)
U.S. Treasury 10-Year Note June Futures	06/2025	7	779	17	0	0

				$(109)	$67	$(14)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-BTP June Futures	06/2025	124	$(15,757)	$249	$19	$(42)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	12	(1,370)	(16)	0	(1)
U.S. Treasury Long-Term Bond June Futures	06/2025	12	(1,407)	(21)	0	(2)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	27	(3,301)	(15)	0	(12)

				$197	$19	$(57)

Total Futures Contracts				$88	$86	$(71)

68	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Boeing Co.	(1.000)%	Quarterly	06/20/2026	0.393%	$	100	$1	$0	$1	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.328%	EUR	100	$1	$0	$1	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/17/2027	GBP	15,000	$22	$(3)	$19	$23	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2030		26,700	(101)	75	(26)	0	(134)
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		1,500	93	12	105	0	(14)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		3,400	32	30	62	0	(34)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	09/17/2055		7,300	(120)	(157)	(277)	127	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.621	Semi-Annual	12/20/2028	INR	213,714	(14)	(48)	(62)	0	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.008	Semi-Annual	12/05/2029		251,290	0	(7)	(7)	1	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	09/17/2030		1,166,380	(43)	(19)	(62)	1	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	09/18/2026	SGD	76,840	(115)	(531)	(646)	0	(69)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	3.322	Semi-Annual	12/20/2028		4,822	(33)	(114)	(147)	0	(11)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	03/19/2030		28,350	31	444	475	75	0
Receive	1-Day THB-THOR Compounded-OIS	2.770	Quarterly	12/20/2028	THB	48,570	(46)	(21)	(67)	0	(5)
Receive	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	09/17/2030		292,930	(144)	(43)	(187)	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	12/18/2025	$	100	1	0	1	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	03/31/2027		40,500	(293)	(19)	(312)	0	(5)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2027		47,400	(380)	41	(339)	4	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		12,300	(12)	(36)	(48)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		11,800	(29)	324	295	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2029		20,100	806	(322)	484	0	(12)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2029		700	(12)	3	(9)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		77,189	(1,861)	1,487	(374)	54	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		36,400	475	(292)	183	0	(24)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	08/31/2029		41,700	(718)	(81)	(799)	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		57,100	(415)	283	(132)	0	(52)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		2,700	(12)	19	7	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.132	Annual	01/13/2030		7,600	(16)	173	157	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		11,400	(571)	228	(343)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/19/2030		4,500	(42)	(29)	(71)	0	(5)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		26,200	(581)	137	(444)	30	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		18,600	5	121	126	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		4,200	90	(69)	21	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		3,420	220	(150)	70	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		400	(2)	2	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		600	(3)	1	(2)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		400	(2)	4	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		300	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2034		4,800	(312)	131	(181)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		800	(3)	(12)	(15)	0	(2)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		1,500	(68)	14	(54)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		8,200	312	(239)	73	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		700	(2)	(7)	(9)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		800	(3)	(12)	(15)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		1,200	(4)	0	(4)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		6,100	(77)	92	15	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		12,700	237	(276)	(39)	39	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		1,200	(79)	27	(52)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		3,000	218	(87)	131	0	(9)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		11,300	541	(71)	470	0	(37)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		5,100	(55)	55	0	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2036		800	14	(8)	6	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		500	62	(11)	51	0	(3)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	69

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	06/20/2054	$	9,300	$566	$37	$603	$0	$(69)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		100	4	2	6	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		7,900	8	(450)	(442)	58	0
Receive	1-Day USD-SOFR Compounded-OIS	4.086	Annual	01/13/2055		2,000	2	(102)	(100)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		5,700	(774)	220	(554)	42	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		6,100	363	(69)	294	0	(47)
Pay	1-Year BRL-CDI	9.808	Maturity	01/02/2026	BRL	51,600	0	(437)	(437)	6	0
Receive	1-Year BRL-CDI	10.164	Maturity	01/02/2026		3,390	0	31	31	0	0
Receive	1-Year BRL-CDI	10.529	Maturity	01/02/2026		37,800	0	258	258	0	(4)
Pay	1-Year BRL-CDI	6.151	Maturity	01/04/2027		2,720	(28)	(91)	(119)	1	0
Receive	1-Year BRL-CDI	9.783	Maturity	01/04/2027		49,800	0	700	700	0	(15)
Pay	1-Year BRL-CDI	9.795	Maturity	01/04/2027		21,200	0	(294)	(294)	6	0
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027		13,500	0	(183)	(183)	4	0
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		12,300	0	(166)	(166)	4	0
Receive	1-Year BRL-CDI	9.840	Maturity	01/04/2027		25,500	0	347	347	0	(8)
Pay	1-Year BRL-CDI	9.840	Maturity	01/04/2027		16,600	0	(227)	(227)	5	0
Pay	1-Year BRL-CDI	9.842	Maturity	01/04/2027		28,400	0	(382)	(382)	8	0
Pay	1-Year BRL-CDI	10.225	Maturity	01/04/2027		8,700	0	(103)	(103)	3	0
Pay	1-Year BRL-CDI	10.235	Maturity	01/04/2027		8,700	0	(103)	(103)	3	0
Pay	1-Year BRL-CDI	10.565	Maturity	01/04/2027		11,300	0	(120)	(120)	3	0
Pay	1-Year BRL-CDI	10.602	Maturity	01/04/2027		36,500	0	(455)	(455)	11	0
Receive	1-Year BRL-CDI	10.671	Maturity	01/04/2027		21,000	0	215	215	0	(6)
Receive	1-Year BRL-CDI	10.768	Maturity	01/04/2027		10,900	0	112	112	0	(3)
Receive	1-Year BRL-CDI	10.872	Maturity	01/04/2027		17,800	0	175	175	0	(5)
Receive	1-Year BRL-CDI	10.943	Maturity	01/04/2027		18,700	0	173	173	0	(6)
Pay	1-Year BRL-CDI	10.980	Maturity	01/04/2027		17,600	0	(160)	(160)	5	0
Pay	1-Year BRL-CDI	11.064	Maturity	01/04/2027		16,600	0	(151)	(151)	5	0
Receive	1-Year BRL-CDI	11.133	Maturity	01/04/2027		21,600	0	187	187	0	(6)
Receive	1-Year BRL-CDI	11.513	Maturity	01/04/2027		13,800	0	105	105	0	(4)
Receive	1-Year BRL-CDI	11.560	Maturity	01/04/2027		11,400	0	85	85	0	(3)
Receive	1-Year BRL-CDI	11.736	Maturity	01/04/2027		59,000	0	392	392	0	(18)
Pay	1-Year BRL-CDI	12.033	Maturity	01/04/2027		64,500	139	(511)	(372)	19	0
Receive	1-Year BRL-CDI	11.575	Maturity	01/03/2028		7,200	0	70	70	0	(3)
Receive	1-Year BRL-CDI	11.590	Maturity	01/03/2028		7,200	0	69	69	0	(3)
Pay	1-Year BRL-CDI	11.695	Maturity	01/03/2028		13,700	0	(125)	(125)	6	0
Pay	1-Year BRL-CDI	10.044	Maturity	01/02/2029		19,400	(41)	(340)	(381)	8	0
Pay	1-Year BRL-CDI	11.490	Maturity	01/02/2029		22,000	0	(264)	(264)	9	0
Pay	1-Year BRL-CDI	11.523	Maturity	01/02/2029		34,800	0	(408)	(408)	13	0
Receive	1-Year BRL-CDI	11.655	Maturity	01/02/2029		11,400	7	120	127	0	(4)
Receive	1-Year BRL-CDI	11.928	Maturity	01/02/2029		19,500	(10)	198	188	0	(7)
Receive	1-Year BRL-CDI	12.255	Maturity	01/02/2029		9,200	0	80	80	0	(4)
Receive	1-Year BRL-CDI	12.569	Maturity	01/02/2029		7,700	0	48	48	0	(3)
Receive	1-Year BRL-CDI	12.760	Maturity	01/02/2029		30,900	0	202	202	0	(11)
Receive	1-Year BRL-CDI	13.335	Maturity	01/02/2029		17,800	0	78	78	0	(6)
Receive	1-Year BRL-CDI	14.087	Maturity	01/02/2029		13,400	0	19	19	0	(5)
Pay	1-Year BRL-CDI	14.185	Maturity	01/02/2029		27,200	0	(39)	(39)	9	0
Pay	1-Year BRL-CDI	14.213	Maturity	01/02/2029		14,700	0	(19)	(19)	5	0
Receive	1-Year BRL-CDI	14.245	Maturity	01/02/2029		100	0	0	0	0	0
Pay	1-Year BRL-CDI	14.570	Maturity	01/02/2029		11,100	0	(1)	(1)	4	0
Pay	1-Year BRL-CDI	15.036	Maturity	01/02/2029		15,800	0	29	29	5	0
Receive	3-Month CNY-CNREPOFIX	2.405	Quarterly	12/20/2028	CNY	82,284	(270)	(60)	(330)	0	(1)
Receive	3-Month CNY-CNREPOFIX	1.750	Quarterly	03/19/2030		6,750	(5)	(2)	(7)	0	0
Pay(6)	3-Month CNY-CNREPOFIX	1.500	Quarterly	06/18/2030		44,900	(40)	21	(19)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/04/2026	COP	23,902,000	0	6	6	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	8.540	Quarterly	04/05/2026		5,122,000	0	1	1	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/09/2026		1,568,000	0	0	0	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.515	Quarterly	04/09/2026		3,122,400	0	1	1	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.620	Quarterly	04/10/2026		2,714,600	0	0	0	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.600	Quarterly	04/11/2026		7,381,200	0	1	1	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.653	Quarterly	04/11/2026		4,480,000	0	1	1	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.860	Quarterly	04/12/2026		7,479,000	0	6	6	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.920	Quarterly	04/12/2026		7,479,000	0	8	8	1	0
Pay	3-Month COP-IBR Compounded-OIS	9.050	Quarterly	04/15/2026		3,916,700	0	5	5	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.650	Quarterly	06/17/2026		8,340,200	0	(5)	(5)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.470	Quarterly	06/21/2026		14,393,000	0	2	2	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.565	Quarterly	12/30/2027		5,366,000	0	(4)	(4)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.900	Quarterly	04/28/2028		1,954,400	0	8	8	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.970	Quarterly	04/28/2028		10,167,400	0	36	36	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	8.150	Quarterly	04/28/2028		12,425,000	0	29	29	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	8.820	Quarterly	06/05/2028		5,639,500	(42)	29	(13)	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	7.410	Quarterly	08/09/2028		8,215,400	0	65	65	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	7.960	Quarterly	09/01/2028		13,156,900	75	(24)	51	0	(4)

70	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month COP-IBR Compounded-OIS	8.215%	Quarterly	11/14/2028	COP	9,635,600	$35	$(58)	$(23)	$3	$0
Pay	3-Month COP-IBR Compounded-OIS	7.530	Quarterly	01/02/2029		3,858,500	(15)	(17)	(32)	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.890	Quarterly	05/12/2029		5,451,000	0	15	15	2	0
Pay	3-Month COP-IBR Compounded-OIS	8.190	Quarterly	06/13/2029		13,489,500	0	(44)	(44)	6	0
Receive	3-Month COP-IBR Compounded-OIS	8.155	Quarterly	06/24/2029		1,871,600	0	7	7	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	7.770	Quarterly	07/18/2029		27,700,600	0	(206)	(206)	12	0
Receive	3-Month COP-IBR Compounded-OIS	7.830	Quarterly	08/02/2029		11,241,500	0	77	77	0	(5)
Receive	3-Month COP-IBR Compounded-OIS	7.710	Quarterly	08/05/2029		12,298,900	0	98	98	0	(5)
Pay	3-Month COP-IBR Compounded-OIS	7.400	Quarterly	09/06/2029		3,772,400	0	(40)	(40)	2	0
Pay	3-Month COP-IBR Compounded-OIS	7.400	Quarterly	09/09/2029		13,247,000	0	(141)	(141)	6	0
Pay	3-Month COP-IBR Compounded-OIS	7.110	Quarterly	10/02/2029		2,597,000	0	(37)	(37)	1	0
Pay	3-Month COP-IBR Compounded-OIS	7.805	Quarterly	10/22/2029		17,490,700	(77)	(58)	(135)	8	0
Pay	3-Month COP-IBR Compounded-OIS	7.760	Quarterly	11/21/2029		11,388,900	0	(92)	(92)	6	0
Pay	3-Month COP-IBR Compounded-OIS	7.765	Quarterly	12/05/2029		3,413,500	0	(27)	(27)	2	0
Receive	3-Month COP-IBR Compounded-OIS	8.180	Quarterly	12/16/2029		10,870,800	0	45	45	0	(6)
Pay	3-Month COP-IBR Compounded-OIS	8.400	Quarterly	03/19/2030		10,809,400	(2)	(24)	(26)	6	0
Pay	3-Month COP-IBR Compounded-OIS	8.611	Quarterly	03/19/2030		6,138,400	0	(3)	(3)	4	0
Pay	3-Month COP-IBR Compounded-OIS	8.687	Quarterly	03/19/2030		4,471,700	0	1	1	3	0
Pay	3-Month COP-IBR Compounded-OIS	8.790	Quarterly	03/19/2030		2,682,000	0	3	3	2	0
Receive	3-Month COP-IBR Compounded-OIS	9.393	Quarterly	03/21/2030		4,545,800	0	(32)	(32)	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	8.940	Quarterly	03/24/2030		9,251,860	0	(25)	(25)	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	7.715	Quarterly	09/18/2030		6,926,100	0	71	71	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	8.020	Quarterly	12/04/2030		4,283,300	0	33	33	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	4.040	Quarterly	01/13/2031		1,806,700	0	95	95	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.705	Quarterly	03/26/2031		9,224,540	0	107	107	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	9.410	Quarterly	03/26/2031		5,352,000	0	(38)	(38)	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	7.540	Quarterly	08/09/2031		8,000,000	0	119	119	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	7.580	Quarterly	08/09/2031		8,020,000	0	116	116	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	7.650	Quarterly	08/12/2031		1,950,700	0	27	27	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.520	Quarterly	08/13/2031		2,414,800	0	37	37	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	8.690	Quarterly	12/26/2031		4,861,000	0	(9)	(9)	4	0
Pay	3-Month COP-IBR Compounded-OIS	9.045	Quarterly	12/30/2031		1,787,200	0	4	4	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.800	Quarterly	06/30/2032		806,250	0	11	11	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	9.407	Quarterly	03/21/2033		3,613,140	0	(21)	(21)	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	7.990	Quarterly	11/25/2034		6,032,900	16	89	105	0	(4)
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029	EUR	1,200	(2)	46	44	2	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		2,800	(4)	97	93	4	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		400	(1)	15	14	1	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		200	0	(7)	(7)	0	0
Pay	3-Month EUR-EURIBOR	2.248	Annual	09/30/2029		1,700	(2)	13	11	3	0
Pay	3-Month EUR-EURIBOR	2.235	Annual	10/07/2029		8,300	3	(91)	(88)	14	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		200	(1)	7	6	1	0
Receive	3-Month ILS-TELBOR	3.792	Annual	11/06/2028	ILS	19,400	74	(67)	7	0	(6)
Pay	3-Month ILS-TELBOR	4.100	Annual	09/10/2029		8,800	0	47	47	4	0
Pay	3-Month ILS-TELBOR	4.130	Annual	09/10/2029		5,200	0	29	29	2	0
Pay	3-Month ILS-TELBOR	4.180	Annual	09/11/2029		3,900	0	24	24	2	0
Pay	3-Month ILS-TELBOR	4.161	Annual	09/12/2029		3,910	0	24	24	2	0
Pay	3-Month ILS-TELBOR	4.073	Annual	09/13/2029		2,300	0	11	11	1	0
Pay	3-Month ILS-TELBOR	4.080	Annual	09/13/2029		1,400	0	7	7	1	0
Pay	3-Month ILS-TELBOR	4.100	Annual	09/18/2029		100	0	1	1	0	0
Pay	3-Month ILS-TELBOR	4.165	Annual	09/18/2029		1,600	0	10	10	1	0
Pay	3-Month ILS-TELBOR	4.095	Annual	09/19/2029		1,100	0	6	6	0	0
Pay	3-Month ILS-TELBOR	4.240	Annual	09/19/2029		400	0	3	3	0	0
Pay	3-Month ILS-TELBOR	4.210	Annual	09/20/2029		2,400	0	16	16	1	0
Pay	3-Month ILS-TELBOR	4.260	Annual	09/23/2029		1,900	0	14	14	1	0
Pay	3-Month ILS-TELBOR	4.280	Annual	09/23/2029		1,100	0	8	8	1	0
Pay	3-Month ILS-TELBOR	4.330	Annual	09/24/2029		3,700	0	30	30	2	0
Pay	3-Month ILS-TELBOR	4.115	Annual	11/27/2029		4,000	0	11	11	2	0
Receive	3-Month ILS-TELBOR	4.070	Annual	12/09/2029		8,900	(5)	(14)	(19)	0	(4)
Receive	3-Month ILS-TELBOR	3.938	Annual	12/11/2029		300	0	0	0	0	0
Receive	3-Month ILS-TELBOR	3.960	Annual	12/11/2029		175	0	0	0	0	0
Receive	3-Month ILS-TELBOR	4.058	Annual	01/24/2030		3,725	0	4	4	0	(2)
Receive	3-Month ILS-TELBOR	4.015	Annual	02/04/2030		4,000	0	6	6	0	(2)
Receive	3-Month ILS-TELBOR	3.929	Annual	02/10/2030		4,700	0	12	12	0	(2)
Receive	3-Month ILS-TELBOR	3.925	Annual	02/13/2030		2,000	0	5	5	0	(1)
Receive	3-Month ILS-TELBOR	3.915	Annual	03/04/2030		1,200	0	3	3	0	(1)
Pay(6)	3-Month KRW-KORIBOR	2.615	Quarterly	12/17/2026		20,413,670	0	14	14	9	0
Pay	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2027	KRW	18,367,720	(17)	15	(2)	16	0
Receive	3-Month KRW-KORIBOR	3.820	Quarterly	12/20/2028		2,784,500	(85)	(1)	(86)	0	(5)
Receive	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2030		588,000	3	(2)	1	0	(1)
Receive	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2035		7,012,730	90	(36)	54	0	(35)
Pay	3-Month PLN-WIBOR	4.680	Annual	04/25/2029	PLN	17,800	0	(6)	(6)	11	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	71

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month PLN-WIBOR	5.000%	Annual	04/25/2029	PLN	1,800	$0	$(5)	$(5)	$0	$(1)
Receive	3-Month PLN-WIBOR	4.820	Annual	07/25/2029		11,800	0	(59)	(59)	0	(8)
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		3,800	0	(21)	(21)	0	(3)
Receive	3-Month PLN-WIBOR	5.010	Annual	07/25/2029		1,700	0	(11)	(11)	0	(1)
Receive	3-Month PLN-WIBOR	4.794	Annual	10/25/2029		11,800	0	(6)	(6)	0	(9)
Pay	3-Month PLN-WIBOR	4.855	Annual	02/10/2030		13,900	13	16	29	11	0
Pay	3-Month PLN-WIBOR	5.055	Annual	10/25/2033		3,100	0	13	13	6	0
Receive	3-Month SEK-STIBOR	2.021	Annual	10/07/2029	SEK	57,400	(2)	132	130	0	(8)
Pay	3-Month SEK-STIBOR	2.298	Annual	10/07/2029		57,100	0	(55)	(55)	8	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/13/2025	ZAR	102,900	27	(5)	22	0	0
Receive	3-Month ZAR-JIBAR	7.860	Quarterly	11/22/2025		23,900	0	(4)	(4)	0	0
Receive	3-Month ZAR-JIBAR	6.855	Quarterly	02/11/2026		154,200	0	47	47	0	(1)
Receive	3-Month ZAR-JIBAR	7.565	Quarterly	03/22/2026		62,800	0	(5)	(5)	0	(1)
Receive	3-Month ZAR-JIBAR	8.100	Quarterly	06/05/2026		77,900	0	(36)	(36)	0	(1)
Receive	3-Month ZAR-JIBAR	6.067	Quarterly	12/21/2026		13,320	11	4	15	0	0
Pay	3-Month ZAR-JIBAR	8.195	Quarterly	12/21/2026		207,300	148	3	151	6	0
Receive	3-Month ZAR-JIBAR	8.210	Quarterly	12/21/2026		25,000	(18)	(1)	(19)	0	(1)
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	04/22/2027		33,300	0	8	8	0	(1)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	10/17/2027		73,400	18	89	107	4	0
Pay	3-Month ZAR-JIBAR	9.290	Quarterly	05/26/2028		20,900	38	22	60	1	0
Receive	3-Month ZAR-JIBAR	8.440	Quarterly	11/02/2028		40,300	(46)	(20)	(66)	0	(3)
Pay	3-Month ZAR-JIBAR	7.685	Quarterly	01/31/2030		65,700	0	(5)	(5)	9	0
Receive	3-Month ZAR-JIBAR	8.355	Quarterly	01/31/2030		53,200	(66)	(11)	(77)	0	(7)
Receive	3-Month ZAR-JIBAR	8.700	Quarterly	01/31/2030		28,200	0	(63)	(63)	0	(4)
Receive	3-Month ZAR-JIBAR	8.735	Quarterly	01/31/2030		9,900	0	(23)	(23)	0	(1)
Pay	3-Month ZAR-JIBAR	7.730	Quarterly	03/12/2030		82,400	(10)	8	(2)	11	0
Receive	3-Month ZAR-JIBAR	7.775	Quarterly	03/18/2030		65,000	0	(5)	(5)	0	(9)
Pay(6)	3-Month ZAR-JIBAR	7.860	Quarterly	06/18/2030		65,000	0	8	8	10	0
Pay(6)	3-Month ZAR-JIBAR	7.810	Quarterly	06/20/2030		27,616	0	0	0	4	0
Receive	3-Month ZAR-JIBAR	9.330	Quarterly	02/09/2034		51,400	(152)	15	(137)	0	(14)
Pay	3-Month ZAR-JIBAR	8.872	Quarterly	07/24/2034		28,300	22	0	22	8	0
Receive	6-Month CLP-CHILIBOR	4.800	Semi-Annual	02/13/2026	CLP	1,530,400	0	3	3	0	0
Receive	6-Month CLP-CHILIBOR	4.775	Semi-Annual	02/23/2026		8,263,200	43	(33)	10	0	(1)
Receive	6-Month CLP-CHILIBOR	3.000	Semi-Annual	06/14/2026		7,364,000	0	223	223	0	(2)
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	06/28/2026		8,260,000	0	53	53	2	0
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	03/20/2028		3,048,850	0	42	42	3	0
Receive	6-Month CLP-CHILIBOR	4.335	Semi-Annual	10/01/2028		870,100	0	23	23	0	(1)
Pay	6-Month CLP-CHILIBOR	4.540	Semi-Annual	10/01/2028		708,500	0	(13)	(13)	1	0
Pay	6-Month CLP-CHILIBOR	4.940	Semi-Annual	10/01/2028		165,000	0	1	1	0	0
Pay	6-Month CLP-CHILIBOR	5.290	Semi-Annual	10/01/2028		659,600	0	7	7	1	0
Receive	6-Month CLP-CHILIBOR	5.920	Semi-Annual	10/02/2028		784,000	0	(28)	(28)	0	(1)
Receive	6-Month CLP-CHILIBOR	6.000	Semi-Annual	10/02/2028		1,542,000	(1)	(70)	(71)	0	(2)
Receive	6-Month CLP-CHILIBOR	5.780	Semi-Annual	10/03/2028		469,000	0	(17)	(17)	0	(1)
Pay	6-Month CLP-CHILIBOR	5.500	Semi-Annual	11/13/2028		2,040,800	49	4	53	2	0
Receive	6-Month CLP-CHILIBOR	5.260	Semi-Annual	11/17/2028		391,900	0	(4)	(4)	0	0
Receive	6-Month CLP-CHILIBOR	4.695	Semi-Annual	02/14/2029		1,113,400	0	14	14	0	(1)
Pay	6-Month CLP-CHILIBOR	6.370	Semi-Annual	06/29/2029		323,000	0	20	20	0	0
Pay	6-Month CLP-CHILIBOR	5.000	Semi-Annual	07/19/2029		5,091,600	0	(8)	(8)	6	0
Pay	6-Month CLP-CHILIBOR	5.050	Semi-Annual	07/19/2029		1,338,400	1	0	1	1	0
Receive	6-Month CLP-CHILIBOR	4.390	Semi-Annual	10/01/2029		451,200	0	15	15	0	(1)
Receive	6-Month CLP-CHILIBOR	4.555	Semi-Annual	10/08/2029		630,000	0	15	15	0	(1)
Receive	6-Month CLP-CHILIBOR	4.730	Semi-Annual	10/16/2029		1,380,800	0	22	22	0	(2)
Receive	6-Month CLP-CHILIBOR	5.280	Semi-Annual	02/28/2030		3,155,000	0	(32)	(32)	0	(4)
Receive	6-Month CLP-CHILIBOR	5.350	Semi-Annual	09/01/2030		801,600	0	(10)	(10)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.690	Semi-Annual	09/01/2030		58,400	0	(2)	(2)	0	0
Pay	6-Month CLP-CHILIBOR	5.070	Semi-Annual	06/24/2031		3,104,700	0	(15)	(15)	4	0
Receive	6-Month CLP-CHILIBOR	6.146	Semi-Annual	10/30/2032		3,056,500	0	(201)	(201)	0	(6)
Receive	6-Month CLP-CHILIBOR	5.030	Semi-Annual	03/20/2033		3,796,610	0	59	59	0	(6)
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	04/01/2033		601,500	0	(7)	(7)	0	(1)
Receive(6)	6-Month CLP-CHILIBOR	5.250	Annual	05/13/2033		627,300	0	2	2	0	0
Receive	6-Month CLP-CHILIBOR	5.855	Semi-Annual	10/05/2033		1,103,000	0	(51)	(51)	0	(2)
Receive	6-Month CLP-CHILIBOR	5.790	Semi-Annual	10/06/2033		447,000	0	(18)	(18)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.870	Semi-Annual	10/11/2033		395,800	0	(19)	(19)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.940	Semi-Annual	10/20/2033		189,900	0	(11)	(11)	0	0
Receive	6-Month CLP-CHILIBOR	5.990	Semi-Annual	10/20/2033		1,831,830	0	(103)	(103)	0	(4)
Receive	6-Month CLP-CHILIBOR	6.235	Semi-Annual	10/26/2033		878,100	0	(66)	(66)	0	(2)
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	11/16/2033		435,200	0	4	4	1	0
Pay	6-Month CLP-CHILIBOR	5.230	Semi-Annual	11/17/2033		221,600	0	1	1	0	0
Pay	6-Month CLP-CHILIBOR	4.920	Semi-Annual	02/13/2034		365,400	(1)	(9)	(10)	1	0
Pay	6-Month CLP-CHILIBOR	5.030	Semi-Annual	02/23/2034		1,946,800	(18)	(20)	(38)	3	0
Pay	6-Month CLP-CHILIBOR	5.313	Semi-Annual	04/25/2034		954,600	0	1	1	2	0
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	04/26/2034		493,900	0	2	2	1	0

72	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	6-Month CLP-CHILIBOR	5.750%	Annual	05/13/2034	CLP	642,200	$0	$(1)	$(1)	$0	$0
Receive	6-Month CLP-CHILIBOR	5.450	Semi-Annual	06/28/2034		2,020,000	0	(23)	(23)	0	(4)
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	07/03/2034		893,400	0	6	6	2	0
Pay	6-Month CLP-CHILIBOR	5.440	Semi-Annual	02/28/2035		1,786,000	0	14	14	4	0
Receive	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	30,160	(25)	(53)	(78)	0	(3)
Pay	6-Month CZK-PRIBOR	4.388	Annual	11/15/2028		201,700	274	5	279	20	0
Receive	6-Month CZK-PRIBOR	4.070	Annual	11/23/2028		36,900	0	(32)	(32)	0	(4)
Pay	6-Month CZK-PRIBOR	3.765	Annual	01/09/2029		36,800	10	4	14	4	0
Pay	6-Month CZK-PRIBOR	3.645	Annual	02/01/2029		105,100	0	20	20	11	0
Receive	6-Month CZK-PRIBOR	3.534	Annual	03/21/2029		50,300	0	(1)	(1)	0	(5)
Pay	6-Month CZK-PRIBOR	3.850	Annual	05/10/2029		5,800	0	8	8	1	0
Receive	6-Month CZK-PRIBOR	4.130	Annual	06/03/2029		20,700	0	(41)	(41)	0	(2)
Receive	6-Month CZK-PRIBOR	3.605	Annual	07/12/2029		86,800	0	(77)	(77)	0	(10)
Receive	6-Month CZK-PRIBOR	3.480	Annual	07/15/2029		112,400	9	(80)	(71)	0	(13)
Pay	6-Month CZK-PRIBOR	3.580	Annual	10/25/2029		132,100	(2)	1	(1)	16	0
Receive(6)	6-Month EUR-EURIBOR	2.000	Annual	09/17/2027	EUR	22,000	103	(29)	74	0	(18)
Pay	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		2,500	39	5	44	4	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/07/2029		9,760	(54)	80	26	0	(17)
Receive	6-Month EUR-EURIBOR	2.287	Annual	11/25/2029		5,600	0	36	36	0	(11)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		4,900	(68)	26	(42)	11	0
Receive	6-Month EUR-EURIBOR	3.100	Annual	09/20/2030		6,700	(278)	(83)	(361)	0	(15)
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		600	(2)	(1)	(3)	0	(2)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		500	(2)	(7)	(9)	0	(2)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		14,150	(602)	35	(567)	60	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		1,900	199	(151)	48	16	0
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		10,310	771	69	840	0	(81)
Receive	6-Month HUF-BBR	8.740	Annual	04/28/2028	HUF	606,700	(50)	(130)	(180)	4	0
Pay	6-Month HUF-BBR	7.610	Annual	11/03/2028		327,880	0	30	30	0	(3)
Pay	6-Month HUF-BBR	7.330	Annual	11/06/2028		1,333,600	133	(48)	85	0	(10)
Pay	6-Month HUF-BBR	6.090	Annual	10/21/2029		828,800	(35)	(21)	(56)	0	(8)
Pay	6-Month HUF-BBR	6.363	Annual	01/31/2030		1,208,000	0	(50)	(50)	0	(11)
Pay	6-Month HUF-BBR	6.392	Annual	03/11/2030		635,800	0	(24)	(24)	0	(6)
Pay	6-Month HUF-BBR	6.650	Annual	03/13/2030		277,400	0	(3)	(3)	0	(3)
Receive	6-Month HUF-BBR	7.840	Annual	02/07/2033		183,000	0	(28)	(28)	2	0
Pay	6-Month PLN-WIBOR	5.520	Annual	03/20/2026	PLN	13,100	0	1	1	1	0
Pay	6-Month PLN-WIBOR	5.620	Annual	03/21/2026		1,500	0	1	1	0	0
Receive	6-Month PLN-WIBOR	2.950	Annual	12/13/2026		27,100	0	288	288	0	(5)
Receive	6-Month PLN-WIBOR	4.075	Annual	03/07/2027		15,600	0	66	66	0	(4)
Pay	6-Month PLN-WIBOR	7.310	Annual	06/30/2027		4,500	20	87	107	1	0
Pay	6-Month PLN-WIBOR	5.430	Annual	03/16/2028		1,600	13	(5)	8	1	0
Receive	6-Month PLN-WIBOR	4.735	Annual	10/09/2028		6,200	0	4	4	0	(3)
Receive	6-Month PLN-WIBOR	4.560	Annual	11/06/2028		47,500	(7)	106	99	0	(24)
Pay	6-Month PLN-WIBOR	4.660	Annual	02/19/2029		5,100	0	(1)	(1)	3	0
Pay	6-Month PLN-WIBOR	4.923	Annual	03/22/2029		6,400	0	17	17	4	0
Pay	6-Month PLN-WIBOR	5.105	Annual	07/12/2029		17,200	0	188	188	12	0
Pay	6-Month PLN-WIBOR	4.865	Annual	07/18/2029		3,500	0	29	29	2	0
Pay	6-Month PLN-WIBOR	4.750	Annual	08/02/2029		3,100	0	21	21	2	0
Receive	6-Month PLN-WIBOR	4.259	Annual	08/08/2029		13,300	0	(17)	(17)	0	(9)
Receive	6-Month PLN-WIBOR	4.388	Annual	08/09/2029		13,600	0	(38)	(38)	0	(9)
Receive	6-Month PLN-WIBOR	4.415	Annual	08/12/2029		5,600	0	(17)	(17)	0	(4)
Receive	6-Month PLN-WIBOR	0.980	Annual	06/09/2030		5,400	0	245	245	0	(4)
Pay	28-Day MXN-TIIE	9.295	Lunar	12/29/2025	MXN	13,800	0	3	3	0	0
Pay	28-Day MXN-TIIE	8.075	Lunar	03/17/2027		33,500	0	4	4	0	0
Pay(6)	28-Day MXN-TIIE	9.295	Lunar	10/30/2028		13,800	7	13	20	0	0
Receive	28-Day MXN-TIIE	8.250	Lunar	03/01/2029		30,400	0	(13)	(13)	0	0
Pay	28-Day MXN-TIIE	9.065	Lunar	03/01/2029		2,900	0	5	5	0	0
Receive	28-Day MXN-TIIE	8.220	Lunar	09/17/2029		50,000	0	(19)	(19)	0	(1)
Receive	28-Day MXN-TIIE	8.665	Lunar	12/11/2029		36,300	0	(45)	(45)	0	(1)
Pay	28-Day MXN-TIIE	8.800	Lunar	12/12/2029		69,500	(15)	119	104	2	0
Receive	28-Day MXN-TIIE	8.950	Lunar	12/17/2029		9,700	0	(17)	(17)	0	0
Receive	28-Day MXN-TIIE	9.180	Lunar	01/08/2030		83,000	(39)	(149)	(188)	0	(2)
Pay	28-Day MXN-TIIE	8.650	Lunar	01/31/2030		69,600	0	84	84	2	0
Receive	28-Day MXN-TIIE	8.267	Lunar	02/28/2030		122,200	0	(53)	(53)	0	(3)
Pay	28-Day MXN-TIIE	8.360	Lunar	03/13/2030		2,000	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.480	Lunar	03/13/2030		55,500	0	(49)	(49)	0	(1)
Receive	28-Day MXN-TIIE	8.595	Lunar	03/13/2030		74,700	0	(84)	(84)	0	(2)
Pay	28-Day MXN-TIIE	8.290	Lunar	02/27/2032		10,600	0	3	3	0	0
Pay	28-Day MXN-TIIE	8.545	Lunar	11/23/2034		12,700	0	8	8	0	0
Receive	28-Day MXN-TIIE	8.873	Lunar	11/23/2034		13,400	0	(23)	(23)	0	0
Receive	28-Day MXN-TIIE	9.131	Lunar	12/11/2034		18,000	0	(46)	(46)	0	0
Pay	28-Day MXN-TIIE	9.370	Lunar	12/21/2034		22,500	0	75	75	1	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	73

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	28-Day MXN-TIIE	8.550%	Lunar	02/22/2035	MXN	28,800	$0	$(17)	$(17)	$0	$(1)
Receive	28-Day MXN-TIIE	8.640	Lunar	03/07/2035		38,400	0	(35)	(35)	0	(1)
Receive	28-Day MXN-TIIE	8.655	Lunar	03/07/2035		30,500	0	(29)	(29)	0	(1)
Receive	28-Day MXN-TIIE	8.740	Lunar	03/07/2035		90,800	0	(112)	(112)	0	(3)
Receive(6)	CAONREPO	2.750	Semi-Annual	09/15/2027	CAD	2,600	(13)	(4)	(17)	0	(1)
Receive(6)	CAONREPO	2.750	Semi-Annual	09/15/2030		15,900	(117)	(55)	(172)	0	(21)
Pay(6)	CAONREPO	3.000	Semi-Annual	09/15/2035		16,400	217	29	246	45	0
Receive(6)	CAONREPO	3.000	Semi-Annual	09/15/2055		3,100	(24)	(21)	(45)	0	(23)

							$(2,529)	$66	$(2,463)	$1,175	$(1,439)

Total Swap Agreements							$(2,527)	$66	$(2,461)	$1,175	$(1,439)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$86	$1,175	$1,261	$0	$(71)	$(1,439)	$(1,510)

Cash of $8,663 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	53,393		$354	$0	$(2)
	04/2025	SGD	27,994		20,939	104	0
	04/2025		$2,576	AUD	4,073	0	(32)
	05/2025	AUD	4,073		$2,577	32	0
	05/2025	CNH	2,293		317	0	0
	05/2025		$678	CNH	4,967	7	0
	05/2025		338	JPY	50,848	2	0
	05/2025		20,939	SGD	27,953	0	(99)
	06/2025	CNH	32,271		$4,449	4	(20)
	06/2025		$1,241	CNH	9,076	14	0
	07/2025		158		1,141	0	0
	08/2025		158		1,141	0	0
	09/2025	PHP	151,214		$2,703	71	0

74	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2025	CAD	4,128		$2,863	$0	$(6)
	04/2025	CZK	15,141		656	0	0
	04/2025	DOP	26,337		414	0	(1)
	04/2025	KRW	150,379		103	0	0
	04/2025	MYR	17,986		4,049	0	(10)
	04/2025	PYG	191,040		24	0	0
	04/2025		$1,926	CZK	46,995	111	0
	04/2025		3,026	EUR	2,802	4	0
	04/2025		313	IDR	5,161,683	0	(3)
	04/2025		4,202	MYR	18,599	0	(3)
	04/2025		16	NOK	179	1	0
	05/2025	EGP	31,656		$611	0	(3)
	05/2025	IDR	980,200		59	0	0
	05/2025	TRY	12,058		258	0	(48)
	05/2025		$663	CNH	4,856	7	0
	05/2025		65	INR	5,624	0	0
	06/2025	CNH	75,046		$10,377	9	(15)
	06/2025	KRW	863,274		591	3	0
	06/2025	PHP	41,424		697	0	(25)
	06/2025	PLN	2,520		652	3	0
	06/2025		$1,473	CNH	10,669	3	0
	06/2025		638	KRW	925,789	0	(8)
	08/2025	CNH	1,452		$203	1	0
	08/2025	TWD	124		4	0	0
	08/2025		$2,977	CNH	21,446	2	0

BPS	04/2025	BRL	420,402		$73,240	0	(432)
	04/2025	EUR	22,036		23,107	0	(721)
	04/2025	GBP	455		575	0	(13)
	04/2025	IDR	117,059,054		7,063	35	0
	04/2025	INR	253,491		2,951	0	(9)
	04/2025	KRW	2,164,567		1,476	6	0
	04/2025	NOK	988		94	0	0
	04/2025	PHP	289,496		4,992	0	(61)
	04/2025	SGD	18,195		13,581	39	0
	04/2025	TRY	49,841		1,303	0	(10)
	04/2025	TWD	452,434		13,774	148	0
	04/2025		$70,403	BRL	420,402	3,275	(7)
	04/2025		3,442	CNY	24,678	0	(5)
	04/2025		18,299	CZK	445,050	988	0
	04/2025		9,588	IDR	157,142,390	0	(155)
	04/2025		3,460	INR	297,555	14	0
	04/2025		1,492	JPY	222,394	0	(9)
	04/2025		1,855	KRW	2,706,331	0	(17)
	04/2025		487	THB	16,418	0	(3)
	04/2025		351	TRY	13,494	3	0
	04/2025		15,987	TWD	525,132	0	(172)
	04/2025		661	ZAR	12,029	0	(6)
	04/2025	ZAR	57,537		$3,152	17	0
	05/2025	CNH	6,298		870	1	0
	05/2025	GBP	358		463	1	0
	05/2025	IDR	3,792,351		228	1	0
	05/2025	JPY	2,481		17	0	0
	05/2025		$5,476	BRL	31,450	2	0
	05/2025		1,147	CNH	8,333	3	0
	05/2025		374	CNY	2,681	0	0
	05/2025		2,276	EUR	2,109	8	0
	05/2025		4,833	IDR	80,221,815	0	(25)
	05/2025		589	INR	50,533	1	0
	05/2025		94	NOK	988	0	0
	05/2025		14,852	SGD	19,872	0	(37)
	06/2025	PLN	774		$200	1	0
	06/2025		$8,657	CNH	62,581	18	(16)
	06/2025		840	KRW	1,208,080	0	(18)
	06/2025		6,509	PLN	25,279	34	(32)
	07/2025		4,401	TWD	143,032	0	(68)
	08/2025		4,877		158,951	0	(49)
	09/2025	ILS	91,339		$24,955	308	0
	10/2025	BRL	381,800		63,034	11	(1,025)
	10/2025	EUR	2,037		2,190	0	(38)
	05/2029	KWD	2,630		9,040	161	0
	07/2029		295		1,015	18	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	75

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BRC	04/2025	INR	2,885,901		$33,067	$0	$(646)
	04/2025	MYR	2,608		589	0	0
	04/2025	TRY	51,721		1,270	17	(86)
	04/2025		$6,324	EUR	5,819	0	(31)
	04/2025		1,923	IDR	31,478,196	0	(35)
	04/2025		19	INR	1,605	0	0
	04/2025		27,771	MYR	122,660	2	(80)
	04/2025		148	NOK	1,653	9	0
	04/2025		899	SGD	1,200	0	(6)
	04/2025		13,216	TRY	504,813	42	(116)
	04/2025		806	TWD	26,409	0	(11)
	05/2025	INR	1,610		$19	0	0
	05/2025	TRY	26,344		667	12	(1)
	05/2025		$2,955	CAD	4,227	0	(13)
	05/2025		32,991	INR	2,884,294	629	0
	05/2025		80	NOK	847	0	0
	05/2025		9,903	RON	47,967	503	0
	05/2025		16,059	TRY	633,859	48	(400)
	06/2025	TRY	5,096		$123	0	0
	06/2025		$30,828	MXN	631,787	0	(270)
	06/2025		240	PLN	929	0	(1)
	06/2025		8,146	TRY	321,759	0	(388)
	07/2025		75		3,404	5	0
	08/2025	CNH	45,403		$6,312	5	0

BSH	04/2025	BRL	230,800		40,881	436	0
	04/2025	JPY	486,551		3,240	0	(4)
	04/2025		$222	AUD	351	0	(3)
	04/2025		40,194	BRL	230,800	252	0
	05/2025		3,240	JPY	484,912	4	0
	06/2025		4,699	PEN	17,339	12	0
	06/2025		1,690	PLN	6,515	0	(13)

CBK	04/2025	AUD	1,170		$738	7	0
	04/2025	BRL	74,920		13,105	25	(49)
	04/2025	CAD	12,114		8,420	13	(12)
	04/2025	CNY	7,553		1,052	0	0
	04/2025	COP	17,842,829		4,255	0	(11)
	04/2025	DOP	63,221		1,015	19	0
	04/2025	EGP	6,565		126	0	(4)
	04/2025	GBP	212		274	0	0
	04/2025	IDR	96,899,103		5,842	22	0
	04/2025	INR	17,426		204	0	0
	04/2025	PEN	24,695		6,635	0	(85)
	04/2025	TWD	498,860		15,207	183	0
	04/2025		$13,034	BRL	74,920	95	0
	04/2025		12,990	CAD	18,549	2	(102)
	04/2025		12,866	CNY	92,290	1	(16)
	04/2025		2,362	COP	10,425,701	131	0
	04/2025		476	EGP	24,542	5	0
	04/2025		1,002	EUR	915	0	(13)
	04/2025		9,520	IDR	156,140,065	0	(147)
	04/2025		1,450	ILS	5,287	0	(28)
	04/2025		2,125	INR	186,118	50	0
	04/2025		147	KRW	214,288	0	(1)
	04/2025		6,601	PEN	24,058	0	(54)
	04/2025		821	PHP	47,162	2	0
	04/2025		11,901	THB	403,927	39	(23)
	04/2025		416	TRY	19,047	85	0
	04/2025		17,404	TWD	570,321	0	(228)
	04/2025		575	UYU	25,272	22	0
	05/2025	CAD	13,903		$9,774	99	0
	05/2025	EUR	685		743	1	0
	05/2025	IDR	3,756,643		226	1	0
	05/2025		$739	AUD	1,174	0	(6)
	05/2025		1,646	CNY	11,811	0	(1)
	05/2025		159	EGP	8,370	4	0
	05/2025		4,817	IDR	80,022,411	0	(20)
	05/2025		583	KZT	300,975	5	0
	05/2025		105	UYU	4,575	2	0
	06/2025	CLP	1,818,384		$1,938	24	0
	06/2025	CNH	5,737		792	0	(2)
	06/2025	COP	1,703,310		409	6	0

76	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2025	EGP	41,698		$801	$3	$0
	06/2025	KRW	22,904		16	0	0
	06/2025	PEN	16,567		4,536	35	0
	06/2025		$161	CNH	1,159	0	0
	06/2025		4,255	COP	18,047,939	11	0
	06/2025		727	EGP	38,569	9	0
	06/2025		26,897	KRW	38,666,870	0	(560)
	06/2025		507	PEN	1,866	0	(1)
	07/2025	BRL	5,314		$909	0	(4)
	07/2025	TWD	4,252		130	2	0
	07/2025		$9,338	BRL	54,204	0	(23)
	07/2025		6,585	TWD	214,189	0	(97)
	08/2025	EGP	6,389		$119	1	0
	08/2025	PEN	15,545		4,174	0	(45)
	08/2025	TWD	11,461		354	6	0
	08/2025		$54	EGP	2,971	1	0
	08/2025		7,763	TWD	253,390	0	(66)
	09/2025	ILS	29,824		$7,972	0	(76)
	09/2025	PEN	7,545		2,065	20	0
	10/2025		$386	COP	1,880,592	52	0
	12/2025		1,287	EGP	73,395	12	0

DUB	04/2025	EGP	1,230		$24	0	0
	04/2025	EUR	2,921		3,127	12	(43)
	04/2025	JPY	29,400		200	4	0
	04/2025	NZD	67		38	0	0
	04/2025	SGD	14,326		10,699	36	0
	04/2025		$1,152	EGP	60,219	27	0
	04/2025		3,311	IDR	54,982,815	0	(13)
	04/2025		1,467	ILS	5,336	0	(32)
	04/2025		33,197	INR	2,892,715	596	0
	04/2025		38	NZD	67	0	0
	04/2025		3,427	PEN	12,563	0	(8)
	04/2025		6,572	SGD	8,845	15	(4)
	04/2025		13,087	THB	442,332	0	(46)
	05/2025	IDR	435,206		$26	0	0
	05/2025	NZD	67		38	0	0
	05/2025		$582	EGP	30,753	13	0
	05/2025		1,078	INR	94,433	23	0
	05/2025		1,166	KZT	602,821	11	0
	05/2025		10,699	SGD	14,305	0	(34)
	06/2025	KRW	401,777		$280	6	0
	06/2025		$496	EGP	26,125	3	0
	06/2025		15,453	KRW	22,228,982	0	(313)
	07/2025	EGP	62,894		$1,180	0	(5)
	08/2025	CNH	10,728		1,492	2	0
	08/2025		$3,702	CNH	26,527	0	(17)
	09/2025	PEN	12,601		$3,427	10	0
	09/2025		$88	KZT	46,685	0	0
	10/2025	EGP	7,412		$132	0	(3)
	11/2025	PKR	54,259		183	0	(5)
	12/2025	INR	335,814		3,821	0	(45)
	12/2025		$67	KZT	35,913	0	(1)

FAR	04/2025	AUD	2,266		$1,428	12	0
	04/2025	BRL	110,223		19,193	0	(123)
	04/2025	CHF	8,227		9,229	0	(70)
	04/2025	HUF	322,361		874	9	0
	04/2025	JPY	366,209		2,434	1	(9)
	04/2025		$2,157	AUD	3,456	8	(5)
	04/2025		19,195	BRL	110,223	120	0
	04/2025		511	CNY	3,656	0	(2)
	04/2025		305	IDR	5,003,128	0	(5)
	04/2025		1,227	ILS	4,456	0	(29)
	04/2025		1,259	MYR	5,561	1	(4)
	04/2025		33	TWD	1,073	0	0
	04/2025		13	ZAR	231	0	0
	05/2025	AUD	1,170		$736	5	0
	05/2025	CNH	583		81	0	0
	05/2025		$2,312	JPY	346,926	9	0
	06/2025		55,783	BRL	325,237	489	0
	06/2025		3,335	PLN	12,899	0	(13)
	07/2025		81	CNH	581	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	77

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
GLM	04/2025	BRL	381,300		$68,567	$1,748	$0
	04/2025	IDR	39,838,666		2,399	9	0
	04/2025	KRW	228,943		156	1	0
	04/2025	PEN	6,351		1,690	0	(39)
	04/2025	THB	367,843		10,800	0	(43)
	04/2025	TWD	27,358		827	3	0
	04/2025		$65,795	BRL	381,300	1,024	0
	04/2025		1,597	COP	7,295,894	147	0
	04/2025		24	EGP	1,236	0	0
	04/2025		3,944	IDR	64,930,468	0	(49)
	04/2025		30	KRW	43,851	0	0
	04/2025		947	SGD	1,261	0	(8)
	04/2025		10,806	THB	367,843	48	0
	04/2025		1,354	TRY	54,968	93	(1)
	05/2025	DOP	469,745		$7,469	96	(1)
	05/2025	IDR	1,805,091		108	0	0
	05/2025		$645	CNH	4,722	7	0
	05/2025		1,102	EGP	58,343	27	0
	05/2025		2,399	IDR	39,874,654	0	(9)
	05/2025		53	UYU	2,290	1	0
	06/2025	DOP	30,191		$472	1	0
	06/2025	EGP	32,386		617	0	(1)
	06/2025		$20,361	CNH	147,213	42	(36)
	06/2025		156	KRW	228,111	0	(1)
	06/2025		2,111	PLN	8,153	0	(12)
	06/2025		893	TRY	39,819	49	0
	07/2025	TWD	4,760		$146	2	0
	07/2025		$116	EGP	6,312	3	0
	07/2025		1,012	TRY	42,049	0	(34)
	08/2025		827	TWD	27,145	0	(2)
	09/2025	DOP	301,856		$4,709	60	0
	09/2025	PHP	884,459		15,135	56	(314)
	09/2025		$3,206	DOP	206,870	0	(18)
	09/2025		17	EGP	914	0	0
	10/2025	BRL	237,500		$39,091	0	(750)

IND	04/2025	INR	70,929		825	0	(3)

JPM	04/2025	AUD	4,426		2,801	35	0
	04/2025	BRL	63,361		10,920	7	(190)
	04/2025	IDR	38,475,548		2,322	14	0
	04/2025	ILS	418		114	2	0
	04/2025	JPY	107,264		711	0	(4)
	04/2025	MXN	13,878		675	0	(2)
	04/2025	THB	67,305		1,986	0	0
	04/2025	TWD	214,836		6,555	85	0
	04/2025		$11,034	BRL	63,361	69	0
	04/2025		5,750	CAD	8,283	6	0
	04/2025		244	CNY	1,755	0	0
	04/2025		87	EGP	4,504	2	0
	04/2025		11,517	EUR	10,678	29	0
	04/2025		1,038	IDR	17,051,189	0	(15)
	04/2025		1,070	ILS	3,887	0	(24)
	04/2025		3,896	INR	338,500	56	0
	04/2025		1,228	JPY	183,064	0	(8)
	04/2025		22	KRW	32,167	0	0
	04/2025		429	PHP	25,000	7	0
	04/2025		3,088	SGD	4,125	0	(18)
	04/2025		2,512	THB	84,395	0	(22)
	04/2025		2,603	TWD	85,354	0	(32)
	04/2025	UYU	10,286		$243	0	0
	04/2025	ZAR	2,568		141	1	0
	05/2025	CNH	2,151		297	0	0
	05/2025	EUR	10,678		11,536	0	(29)
	05/2025	IDR	1,165,302		70	0	0
	05/2025	TRY	36,618		931	31	0
	05/2025		$691	CNH	5,047	6	0
	05/2025		336	CNY	2,399	0	(2)
	05/2025		330	EGP	17,318	5	0
	05/2025		711	JPY	106,904	4	0
	05/2025		4,984	TRY	206,005	231	(96)
	06/2025	CNH	13,915		$1,906	0	(19)
	06/2025	COP	3,399,103		803	0	(2)

78	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2025	MXN	138,773		$6,814	$102	$0
	06/2025		$8,230	BRL	48,588	177	0
	06/2025		826	EGP	43,737	12	0
	06/2025		332	MXN	6,713	0	(7)
	06/2025		152	NGN	243,673	2	0
	06/2025		7,717	PLN	29,883	10	(32)
	06/2025		727	TRY	28,777	0	(25)
	06/2025		257	ZAR	4,709	0	(2)
	07/2025		2,210	BRL	12,932	12	0
	07/2025		152	CNH	1,100	0	0
	07/2025		4,449	TWD	144,691	0	(66)
	08/2025	TWD	13,325		$410	5	0
	08/2025		$144	CNH	1,042	0	0
	08/2025		2,106	TWD	68,882	0	(13)
	11/2025	PKR	105,968		$358	0	(10)

MBC	04/2025	AUD	18		11	0	0
	04/2025	EGP	31,418		611	0	(2)
	04/2025	GBP	1,154		1,453	0	(37)
	04/2025	JPY	253,900		1,691	1	(2)
	04/2025	SGD	870		651	4	0
	04/2025	TWD	155,061		4,720	50	0
	04/2025		$4,596	CAD	6,595	0	(12)
	04/2025		9,305	CHF	8,220	0	(14)
	04/2025		3,242	CNY	23,208	0	(10)
	04/2025		134	EGP	6,889	2	0
	04/2025		5,110	EUR	4,743	56	(38)
	04/2025		46	HUF	16,976	0	0
	04/2025		163	INR	14,111	2	0
	04/2025		2,092	JPY	310,600	0	(21)
	04/2025		26,274	SGD	35,100	0	(150)
	04/2025		3,621	TWD	117,141	0	(93)
	04/2025	UYU	30,767		$727	0	0
	04/2025	ZAR	108,687		5,921	1	(2)
	05/2025	CAD	2,106		1,474	8	0
	05/2025	CHF	8,190		9,305	14	0
	05/2025	CNH	7,418		1,024	1	0
	05/2025	IDR	724,184		44	0	0
	05/2025	INR	13,589		155	0	(4)
	05/2025	JPY	104,000		700	5	0
	05/2025	SGD	1,977		1,475	1	0
	05/2025		$602	CNH	4,373	1	0
	05/2025		1,176	GBP	909	0	(2)
	05/2025		1,434	JPY	215,400	7	0
	06/2025		26,234	CNH	191,584	273	0
	06/2025		57	EGP	2,999	1	0
	06/2025		5,356	KRW	7,706,297	0	(107)
	06/2025		1,716	PLN	6,624	0	(11)
	07/2025		73	CNH	527	0	0
	07/2025		2,416	TWD	78,742	0	(31)
	08/2025	CNH	1,448		$202	1	0
	08/2025	TWD	25,189		770	5	0
	08/2025		$73	CNH	529	0	0
	08/2025		72	EGP	3,955	2	0
	08/2025		2,877	TWD	94,063	0	(20)
	12/2025	CNH	189,500		$26,234	0	(286)

MYI	04/2025	BRL	13,000		2,264	0	(14)
	04/2025	CAD	17,182		12,051	111	0
	04/2025		$2,232	BRL	13,000	46	0
	04/2025		827	CNY	5,921	0	(2)
	04/2025		875	CZK	20,100	0	(4)
	04/2025		45	EGP	2,309	1	0
	04/2025		274	HUF	100,548	0	(4)
	04/2025		10,995	SGD	14,717	0	(41)
	04/2025		120	TWD	3,912	0	(2)
	04/2025		5,715	ZAR	104,469	0	(23)
	05/2025	EGP	27,565		$534	0	(1)
	05/2025	IDR	597,101		36	0	0
	05/2025	INR	229,272		2,614	0	(59)
	05/2025		$697	CNY	4,995	0	(2)
	06/2025	CNH	21,257		$2,931	0	(10)
	06/2025	EGP	32,169		611	0	(3)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	79

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2025	PLN	390		$102	$1	$0
	06/2025		$1,869	PLN	7,297	11	0
	10/2025	BRL	12,900		$2,121	0	(43)
	12/2025	CZK	17,764	EUR	704	0	(2)
	10/2026		$685	AZN	1,226	0	(6)
	10/2027		1,370		2,521	0	(31)

NGF	06/2025		4,524	KRW	6,445,449	0	(135)
	09/2025	PHP	187,554		$3,352	88	0

RBC	04/2025	SGD	3,870		2,874	0	(7)

RYL	06/2025		$13,646	CNH	98,709	11	0
	08/2025	CNH	5,150		$716	0	0

SCX	04/2025	BRL	248,791		43,327	0	(271)
	04/2025	EGP	55,639		1,085	0	(4)
	04/2025	INR	14,005		163	0	0
	04/2025	PEN	12,551		3,323	0	(92)
	04/2025	TWD	45,465		1,382	13	0
	04/2025		$42,565	BRL	248,791	1,033	0
	04/2025		573	CNY	4,102	0	(2)
	04/2025		138	EGP	7,187	3	0
	04/2025		2,397	IDR	39,219,635	0	(45)
	04/2025		2,744	JPY	412,114	4	0
	04/2025		22	KRW	32,133	0	0
	04/2025		405	PEN	1,531	12	0
	04/2025		33,324	PHP	1,913,576	77	0
	04/2025		1,912	TWD	62,043	0	(43)
	05/2025	CNH	13,191		$1,830	9	0
	05/2025	IDR	282,771		17	0	0
	05/2025	JPY	3,829		25	0	0
	05/2025	PKR	103,004		361	0	(4)
	05/2025	SGD	1,715		1,280	2	0
	06/2025	BRL	251,945		42,565	0	(1,026)
	06/2025	EGP	48,099		916	0	0
	06/2025	MXN	52,830		2,577	22	0
	06/2025		$5,010	CNH	36,571	50	0
	06/2025		105	EGP	5,573	2	0
	06/2025		1,682	KRW	2,433,164	0	(25)
	06/2025		760	NGN	1,226,069	15	0
	08/2025	CNH	10,741		$1,491	0	(1)
	08/2025		$1,155	CNH	8,283	0	(5)
	08/2025		1,382	TWD	45,088	0	(12)
	09/2025	PHP	934,754		$16,758	490	0

SOG	04/2025	BRL	2,017		351	0	(2)
	04/2025		$346	BRL	2,017	7	0
	04/2025		595	EGP	30,836	12	0
	05/2025	EGP	15,389		$296	0	0
	05/2025		$83	EGP	4,359	2	0
	06/2025	EGP	48,272		$920	1	0
	06/2025		$29	NGN	46,738	0	0

SSB	04/2025	BRL	3,695		$637	0	(10)
	04/2025	IDR	10,772,748		651	5	0
	04/2025		$2,081	GBP	1,609	0	(2)
	05/2025	GBP	1,609		$2,081	2	0

UAG	04/2025	BRL	2,075		361	0	(2)
	04/2025	IDR	13,994,611		844	3	0
	04/2025	MXN	106,588		5,193	0	(14)
	04/2025	SGD	1,710		1,276	4	0
	04/2025		$355	BRL	2,075	9	0
	04/2025		100	CZK	2,325	1	0
	04/2025		845	IDR	13,994,611	0	(4)
	04/2025		1,127	JPY	167,721	0	(9)
	04/2025		38	TRY	1,520	1	0
	05/2025	CAD	2,110		$1,479	11	0
	05/2025		$844	IDR	14,014,292	0	(4)
	05/2025		121	TRY	4,942	3	0
	06/2025	PLN	5,712		$1,467	0	(4)
	06/2025		$557	PLN	2,151	0	(3)
	08/2025		290	TRY	12,887	1	0
	11/2025		112		5,288	0	(2)
	12/2025	EUR	704	CZK	17,763	2	0

80	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received		Unrealized Appreciation/ (Depreciation)
					Asset	Liability
	01/2026	$1,536	TRY	73,225	$0	$(85)

Total Forward Foreign Currency Contracts					$16,681	$(12,651)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price			Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC EUR Versus CZK		CZK	24.800	05/09/2025	199	$37	$55
	Put - OTC EUR versus CZK		EUR	24.650	03/11/2026	4,258	29	26

GLM	Put - OTC USD versus JPY		MXN	135.000	08/19/2025	3,165	282	254
	Put - OTC USD versus MXN			20.500	12/22/2025	7,795	275	221

JPM	Put - OTC USD versus ZAR	$		18.000	06/16/2025	5,986	101	74

MBC	Call - OTC USD versus CNH		CNH	7.300	05/15/2025	27,461	305	92

MYI	Put - OTC EUR versus CZK		EUR	24.750	12/09/2025	4,007	24	25
	Put - OTC EUR versus CZK			24.700	12/16/2025	2,788	17	16
	Call - OTC USD versus ILS	$		3.880	09/04/2025	540	64	110
	Put - OTC USD versus MXN			19.500	05/08/2025	480	74	35
	Call - OTC USD versus ZAR			19.000	04/04/2025	6,126	10	1

Total Purchased Options							$1,218	$909

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Put - OTC USD versus TRY	TRY	39.000	04/03/2025	2,225	$(34)	$(59)

GLM	Put - OTC USD versus MXN	MXN	19.250	12/22/2025	7,795	(118)	(74)
	Call - OTC USD versus MXN		23.750	12/22/2025	7,795	(182)	(112)
	Put - OTC USD versus TRY	TRY	38.550	04/01/2025	5,705	(123)	(86)
	Put - OTC USD versus TRY		40.700	06/27/2025	4,702	(139)	(107)
	Call - OTC USD versus TRY		51.100	06/27/2025	4,702	(100)	(84)
	Put - OTC USD versus TRY		39.300	07/15/2025	4,294	(92)	(28)
	Call - OTC USD versus TRY		45.800	07/15/2025	4,294	(54)	(165)

JPM	Put - OTC USD versus ZAR	$	17.500	06/16/2025	11,973	(91)	(60)

MBC	Call - OTC USD versus CNH	CNH	7.550	05/15/2025	27,460	(115)	(6)

UAG	Put - OTC USD versus TRY	TRY	37.700	05/07/2025	674	(16)	(2)
	Call - OTC USD versus TRY		45.900	05/07/2025	674	(11)	(7)
	Put - OTC USD versus TRY		39.750	08/11/2025	638	(20)	(5)
	Call - OTC USD versus TRY		51.750	08/11/2025	638	(14)	(20)
	Put - OTC USD versus TRY		40.575	08/19/2025	938	(33)	(11)
	Call - OTC USD versus TRY		52.725	08/19/2025	938	(20)	(30)
	Put - OTC USD versus TRY		41.600	11/12/2025	660	(25)	(7)
	Call - OTC USD versus TRY		56.900	11/12/2025	660	(18)	(32)
	Put - OTC USD versus TRY		42.635	01/07/2026	3,085	(105)	(34)
	Call - OTC USD versus TRY		56.750	01/07/2026	3,085	(70)	(205)
	Put - OTC USD versus TRY		42.800	01/08/2026	4,768	(163)	(56)
	Call - OTC USD versus TRY		56.750	01/08/2026	4,768	(109)	(318)

						$(1,652)	$(1,508)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	7.700%	06/18/2025	143,960	$(43)	$(40)

MYC	Call - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	7.650	06/20/2025	70,974	(21)	(17)

							$(64)	$(57)

Total Written Options							$(1,716)	$(1,565)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	81

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
BOA	Brazil Government International Bond	(1.000)%	Quarterly	06/20/2029	1.531%	$	4,600	$107	$(15)	$92	$0
	Brazil Government International Bond	(1.000)	Quarterly	12/20/2029	1.714		1,900	57	(1)	56	0
	Chile Government International Bond	(1.000)	Quarterly	12/20/2029	0.553		100	(2)	0	0	(2)

BPS	Brazil Government International Bond	(1.000)	Quarterly	12/20/2029	1.714		1,100	37	(4)	33	0

BRC	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.531		1,900	44	(6)	38	0
	Brazil Government International Bond	(1.000)	Quarterly	12/20/2029	1.714		1,700	53	(3)	50	0
	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.435		1,200	(24)	0	0	(24)
	Chile Government International Bond	(1.000)	Quarterly	12/20/2029	0.553		600	(12)	0	0	(12)
	Saudi Arabia Government International Bond	(1.000)	Quarterly	12/20/2033	1.033		4,100	(10)	18	8	0
	Saudi Arabia Government International Bond	(1.000)	Quarterly	06/20/2034	1.067		1,200	(11)	17	6	0
	Saudi Arabia Government International Bond	(1.000)	Quarterly	12/20/2034	1.096		1,110	(4)	12	8	0

CBK	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.531		1,700	37	(3)	34	0
	Brazil Government International Bond	(1.000)	Quarterly	12/20/2029	1.714		700	21	0	21	0

GST	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.531		2,500	56	(6)	50	0
	Brazil Government International Bond	(1.000)	Quarterly	12/20/2029	1.714		700	23	(2)	21	0

MYC	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.531		800	19	(3)	16	0
	Brazil Government International Bond	(1.000)	Quarterly	12/20/2029	1.714		1,300	39	0	39	0

								$430	$4	$472	$(38)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
BOA	Peru Government International Bond	1.000%	Quarterly	12/20/2029	0.832%	$	100	$1	$0	$1	$0

BPS	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.394		1,350	7	(1)	6	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	‘0.830		600	1	2	3	0
	Romania Government International Bond	1.000	Quarterly	12/20/2025	0.805		2,150	3	1	4	0

BRC	Peru Government International Bond	1.000	Quarterly	12/20/2029	0.832		600	4	1	5	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2030	0.717		9,600	135	(4)	131	0
	South Korea Government International Bond	1.000	Quarterly	12/20/2025	0.251		1,100	7	(1)	6	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2025	1.276		1,175	0	0	0	0

CBK	Israel Government International Bond	1.000	Quarterly	06/20/2025	0.404		100	0	0	0	0
	Israel Government International Bond	1.000	Quarterly	06/20/2027	‘0.570		3,700	(21)	56	35	0

GST	Israel Government International Bond	1.000	Quarterly	12/20/2025	0.383		2,400	3	8	11	0
	Israel Government International Bond	1.000	Quarterly	06/20/2026	0.459		400	0	3	3	0

JPM	State Oil Company of Azerbaijan	5.000	Quarterly	06/20/2026	2.033		200	2	5	7	0

MYC	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.253		420	1	0	1	0

								$143	$70	$213	$0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
GLM	Floating rate equal to 1-Day IDR-SOFR plus 0.672% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	06/18/2035	IDR	3,607,780	$	219	$2	$(2)	$0	$0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.486% based on the notional amount of currency received	Floating rate equal to 1-Day PHP-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030	$	4,875	PHP	280,658	(14)	(29)	0	(43)

JPM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.486% based on the notional amount of currency received	Floating rate equal to 1-Day PHP-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030	$	256	PHP	14,700	0	(1)	0	(1)

									$(12)	$(32)	$0	$(44)

82	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	3-Month MYR-KLIBOR	3.868%	Quarterly	12/20/2028	MYR	5,658	$12	$6	$18	$0

BPS	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	09/18/2026		53,630	0	3	3	0

GLM	Pay	1-Year BRL-CDI	7.728	Maturity	01/04/2027	BRL	21,000	0	(493)	0	(493)
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029	CLP	473,800	0	(36)	0	(36)

GST	Pay	3-Month MYR-KLIBOR	3.868	Quarterly	12/20/2028	MYR	29,700	100	(3)	97	0

JPM	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034		15,370	(26)	(4)	0	(30)

								$86	$(527)	$118	$(559)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(8)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount			Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
SCX	Receive	U.S. Treasury Inflation Protected Securities	N/A	0.000	Semi-Annual	10/03/2025	INR	13,090	$0	$0	$0	$0

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	USD versus CNH 1-Year ATM Realized Volatility	6.850%	Maturity	09/11/2025	$	26	$0	$56	$56	$0
	Pay	USD versus CNH 1-Year ATM Realized Volatility	7.000	Maturity	12/11/2025		26	0	50	50	0

JPM	Receive	USD versus INR 1-Year ATM Realized Volatility	3.600	Maturity	11/24/2025		14	0	(9)	0	(9)
	Receive	USD versus INR 1-Year ATM Realized Volatility	3.725	Maturity	11/26/2025		8	0	(4)	0	(4)

SCX	Receive	USD versus INR 1-Year ATM Realized Volatility	3.450	Maturity	11/21/2025		9	0	(6)	0	(6)

								$0	$87	$106	$(19)

Total Swap Agreements								$647	$(398)	$909	$(660)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(9)
AZD	$234	$0	$0	$234	$(153)	$0	$0	$(153)	$81	$0	$81
BOA	144	81	167	392	(122)	0	(2)	(124)	268	(390)	(122)
BPS	5,093	0	49	5,142	(2,928)	(40)	0	(2,968)	2,174	(2,450)	(276)
BRC	1,272	0	252	1,524	(2,084)	0	(36)	(2,120)	(596)	723	127
BSH	704	0	0	704	(20)	0	0	(20)	684	(720)	(36)
CBK	995	0	90	1,085	(1,674)	(59)	0	(1,733)	(648)	881	233
DUB	758	0	0	758	(569)	0	0	(569)	189	0	189
FAR	654	0	0	654	(260)	0	0	(260)	394	0	394
GLM	3,417	475	106	3,998	(1,318)	(656)	(572)	(2,546)	1,452	(1,640)	(188)
GST	0	0	182	182	0	0	0	0	182	0	182
IND	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
JPM	910	74	7	991	(618)	(60)	(44)	(722)	269	(230)	39
MBC	435	92	0	527	(842)	(6)	0	(848)	(321)	271	(50)
MYC	0	0	56	56	0	(17)	0	(17)	39	0	39
MYI	170	187	0	357	(247)	0	0	(247)	110	(120)	(10)
NGF	88	0	0	88	(135)	0	0	(135)	(47)	0	(47)
RBC	0	0	0	0	(7)	0	0	(7)	(7)	0	(7)
RYL	11	0	0	11	0	0	0	0	11	0	11
SCX	1,732	0	0	1,732	(1,530)	0	(6)	(1,536)	196	(550)	(354)
SOG	22	0	0	22	(2)	0	0	(2)	20	0	20
SSB	7	0	0	7	(12)	0	0	(12)	(5)	0	(5)
UAG	35	0	0	35	(127)	(727)	0	(854)	(819)	867	48

Total Over the Counter	$16,681	$909	$909	$18,499	$(12,651)	$(1,565)	$(660)	$(14,876)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	83

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

(n)

Securities with an aggregate market value of $2,742 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(9)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 202 5:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$86	$86
Swap Agreements	0	0	0	0	1,175	1,175

	$0	$0	$0	$0	$1,261	$1,261

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16,681	$0	$16,681
Purchased Options	0	0	0	909	0	909
Swap Agreements	0	685	0	0	224	909

	$0	$685	$0	$17,590	$224	$18,499

	$0	$685	$0	$17,590	$1,485	$19,760

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$71	$71
Swap Agreements	0	0	0	0	1,439	1,439

	$0	$0	$0	$0	$1,510	$1,510

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,651	$0	$12,651
Written Options	0	0	0	1,508	57	1,565
Swap Agreements	0	38	0	44	578	660

	$0	$38	$0	$14,203	$635	$14,876

	$0	$38	$0	$14,203	$2,145	$16,386

84	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$33	$33
Futures	0	0	0	0	785	785
Swap Agreements	0	66	0	0	329	395

	$0	$66	$0	$0	$1,147	$1,213

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,358	$0	$6,358
Purchased Options	0	0	0	653	0	653
Written Options	0	0	0	2,247	123	2,370
Swap Agreements	0	71	0	7,592	(53)	7,610

	$0	$71	$0	$16,850	$70	$16,991

	$0	$137	$0	$16,850	$1,217	$18,204

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$52	$52
Swap Agreements	0	0	0	0	(803)	(803)

	$0	$0	$0	$0	$(751)	$(751)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,268	$0	$4,268
Purchased Options	0	0	0	(573)	0	(573)
Written Options	0	0	0	(1,242)	(1)	(1,243)
Swap Agreements	0	(44)	0	(7,658)	(148)	(7,850)

	$0	$(44)	$0	$(5,205)	$(149)	$(5,398)

	$0	$(44)	$0	$(5,205)	$(900)	$(6,149)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Azerbaijan
Corporate Bonds & Notes	$0	$4,440	$0	$4,440
Brazil
Corporate Bonds & Notes	0	3,699	0	3,699
Loan Participations and Assignments	0	0	26	26
Sovereign Issues	0	103,719	0	103,719
Cayman Islands
Corporate Bonds & Notes	0	846	0	846
Chile
Sovereign Issues	0	11,316	0	11,316
China
Sovereign Issues	0	576	0	576
Colombia
Sovereign Issues	0	1,884	0	1,884
Czech Republic
Corporate Bonds & Notes	0	1,889	0	1,889
Sovereign Issues	0	1,710	0	1,710
Dominican Republic
Sovereign Issues	0	24,563	0	24,563
Ecuador
Sovereign Issues	0	2,348	0	2,348
Egypt
Sovereign Issues	0	15,309	0	15,309
France
Corporate Bonds & Notes	0	211	0	211
Germany
Corporate Bonds & Notes	0	0	3,904	3,904
Loan Participations and Assignments	0	2,049	0	2,049

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Ghana
Sovereign Issues	$0	$1,333	$0	$1,333
Indonesia
Corporate Bonds & Notes	0	999	0	999
Ireland
Asset-Backed Securities	0	887	0	887
Corporate Bonds & Notes	0	651	0	651
Loan Participations and Assignments	0	0	2,806	2,806
Israel
Sovereign Issues	0	33,890	0	33,890
Ivory Coast
Loan Participations and Assignments	0	0	3,724	3,724
Sovereign Issues	0	579	0	579
Jersey, Channel Islands
Corporate Bonds & Notes	0	67	0	67
Kazakhstan
Sovereign Issues	0	815	0	815
Mexico
Sovereign Issues	0	38,883	0	38,883
Namibia
Sovereign Issues	0	3,173	0	3,173
Netherlands
Corporate Bonds & Notes	0	3,233	0	3,233
Loan Participations and Assignments	0	0	1,379	1,379
Paraguay
Sovereign Issues	0	2,967	0	2,967
Peru
Corporate Bonds & Notes	0	5,109	0	5,109
Sovereign Issues	0	11,238	0	11,238

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	85

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Philippines
Sovereign Issues	$0	$17,746	$0	$17,746
Poland
Sovereign Issues	0	13,001	0	13,001
Qatar
Corporate Bonds & Notes	0	765	0	765
Sovereign Issues	0	1,424	0	1,424
Romania
Sovereign Issues	0	1,455	0	1,455
Serbia
Sovereign Issues	0	1,722	0	1,722
Singapore
Corporate Bonds & Notes	0	628	0	628
South Africa
Corporate Bonds & Notes	0	782	0	782
Loan Participations and Assignments	0	0	1,199	1,199
Sovereign Issues	0	8,455	0	8,455
Supranational
Corporate Bonds & Notes	0	20,135	0	20,135
Thailand
Sovereign Issues	0	1,982	0	1,982
Turkey
Loan Participations and Assignments	0	2,702	1,073	3,775
Sovereign Issues	0	5,916	0	5,916
Uganda
Sovereign Issues	0	1,331	0	1,331
Ukraine
Sovereign Issues	0	951	0	951
United Kingdom
Corporate Bonds & Notes	0	4,725	1,924	6,649
Non-Agency Mortgage-Backed Securities	0	2,479	0	2,479
United States
Asset-Backed Securities	0	5,874	0	5,874
Loan Participations and Assignments	0	0	1,367	1,367
Non-Agency Mortgage-Backed Securities	0	4,367	783	5,150
Sovereign Issues	0	13,825	0	13,825
U.S. Government Agencies	0	2,564	0	2,564
Uzbekistan
Corporate Bonds & Notes	0	1,764	0	1,764
Sovereign Issues	0	323	0	323
Venezuela
Sovereign Issues	0	357	0	357

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Zambia
Sovereign Issues	$0	$1,163	$0	$1,163
Short-Term Instruments
Mutual Funds	0	2,771	0	2,771
Hungary Treasury Bills	0	16,073	0	16,073
Nigeria Treasury Bills	0	9,219	0	9,219
U.S. Treasury Bills	0	2,855	0	2,855

	$0	$425,737	$18,185	$443,922

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$149,960	$0	$0	$149,960

Total Investments	$149,960	$425,737	$18,185	$593,882

Short Sales, at Value - Liabilities
United States
Corporate Bonds & Notes	0	(3,710)	0	(3,710)
Sovereign Issues	0	(795)	0	(795)

	$0	$(4,505)	$0	$(4,505)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	86	1,175	0	1,261
Over the counter	0	18,499	0	18,499

	$86	$19,674	$0	$19,760

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(43)	(1,467)	0	(1,510)
Over the counter	0	(14,876)	0	(14,876)

	$(43)	$(16,343)	$0	$(16,386)

Total Financial Derivative Instruments	$43	$3,331	$0	$3,374

Totals	$150,003	$424,563	$18,185	$592,751

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2025:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025(1)
Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$1,240	$0	$(1,250)	$9	$5	$(4)	$0	$0	$0	$0
Brazil
Corporate Bonds & Notes	41	0	(529)	(8)	(5)	501	0	0	0	0
Loan Participations and Assignments	0	529	0	55	0	(558)	0	0	26	(559)
Colombia
Loan Participations and Assignments	7,013	0	(6,896)	0	0	(117)	0	0	0	0
Germany
Corporate Bonds & Notes	0	3,796	0	0	0	108	0	0	3,904	108
Ireland
Loan Participations and Assignments	0	2,800	0	0	0	6	0	0	2,806	5
Ivory Coast
Loan Participations and Assignments	4,439	2,871	(3,634)	17	(25)	56	0	0	3,724	44

86	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025(1)
Luxembourg
Corporate Bonds & Notes	$283	$0	$(293)	$2	$9	$(1)	$0	$0	$0	$0
Netherlands
Loan Participations and Assignments	0	1,379	0	0	0	0	0	0	1,379	0
South Africa
Corporate Bonds & Notes	2,979	0	(3,222)	0	(575)	818	0	0	0	0
Loan Participations and Assignments	0	1,170	0	0	0	29	0	0	1,199	29
Turkey
Loan Participations and Assignments	0	1,114	0	0	0	(41)	0	0	1,073	(41)
United Kingdom
Corporate Bonds & Notes	0	1,855	0	175	0	(106)	0	0	1,924	(106)
United States
Asset-Backed Securities	5,875	0	(5,777)	1	(4,657)	4,570	0	(12)	0	0
Common Stocks	77	0	(131)	0	54	0	0	0	0	0
Loan Participations and Assignments	0	1,400	0	0	0	(33)	0	0	1,367	(33)
Non-Agency Mortgage-Backed Securities	379	800	(85)	4	2	0	0	(317)	783	(17)

Totals	$22,326	$17,714	$(21,817)	$255	$(5,192)	$5,228	$0	$(329)	$18,185	$(570)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$26	Other Valuation Techniques(2)	—	—	—
Germany
Corporate Bonds & Notes	3,904	Indicative Market Quotation	Broker Quote	102.675	—
Ireland
Loan Participations and Assignments	2,806	Recent Transaction	Purchase Price	99.800	—
Ivory Coast
Loan Participations and Assignments	3,724	Discounted Cash Flow	Discount Rate	6.393-6.862	6.497
Netherlands
Loan Participations and Assignments	1,379	Recent Transaction	Purchase Price	98.500	—
South Africa
Loan Participations and Assignments	1,199	Recent Transaction	Purchase Price	99.000	—
Turkey
Loan Participations and Assignments	1,073	Discounted Cash Flow	Discount Rate	5.487	—
United Kingdom
Corporate Bonds & Notes	1,924	Other Valuation Techniques(2)	—	—	—
United States
Loan Participations and Assignments	1,367	Discounted Cash Flow	Discount Rate	7.097	—
Non-Agency Mortgage-Backed Securities	783	Discounted Cash Flow	Discount Rate	7.115	—

Total	$18,185

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	87

Schedule of Investments	PIMCO Emerging Markets Full Spectrum Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 4.6%

CAYMAN ISLANDS 0.4%

CORPORATE BONDS & NOTES 0.4%

CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 ^(b)		$500	$58

Poinsettia Finance Ltd.
6.625% due 06/17/2031		617	561

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2026 (a)		69	8

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 (a)		69	8

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 (a)		139	17

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 (a)		209	24

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 (a)		209	25

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 (a)		99	12

Total Cayman Islands (Cost $1,281)			713

PERU 0.3%

SOVEREIGN ISSUES 0.3%

Peru Government International Bond
6.950% due 08/12/2031	PEN	2,200	640

Total Peru (Cost $622)			640

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 3.6%

U.S. GOVERNMENT AGENCIES 3.6%

Uniform Mortgage-Backed Security, TBA
4.000% due 05/01/2055	$1,600	$1,489
4.500% due 05/01/2055	1,600	1,530
5.000% due 04/01/2055	1,700	1,666
5.500% due 05/01/2055	2,000	1,996

		6,681

Total United States (Cost $6,643)		6,681

	SHARES
SHORT-TERM INSTRUMENTS 0.3%

MUTUAL FUNDS 0.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (d)	517,833	518

Total Short-Term Instruments (Cost $518)		518

Total Investments in Securities (Cost $9,064)		8,552

INVESTMENTS IN AFFILIATES 98.5%

UNITED STATES 95.4%

MUTUAL FUNDS (c) 95.4%

PIMCO Emerging Markets Bond Fund	5,108,785	43,578

PIMCO Emerging Markets Corporate Bond Fund	4,753,669	43,638

	SHARES	MARKET VALUE (000S)

PIMCO Emerging Markets Local Currency and Bond Fund	15,407,251	$88,592

		175,808

Total United States (Cost $176,292)		175,808

SHORT-TERM INSTRUMENTS 3.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.1%

PIMCO Short-Term Floating NAV Portfolio III	594,268	5,785

Total Short-Term Instruments (Cost $5,784)		5,785

Total Investments in Affiliates (Cost $182,076)		181,593

Total Investments 103.1% (Cost $191,140)		$190,145

Financial Derivative Instruments (e)(f) (0.0)% (Cost or Premiums, net $76)		(35)

Other Assets and Liabilities, net (3.1)%		(5,743)

Net Assets 100.0%		$184,367

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2025	117	$13,013	$178	$2	$0

Total Futures Contracts				$178	$2	$0

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	12/20/2030	$	6,400	$161	$(90)	$71	$0	$(9)

Total Swap Agreements							$161	$(90)	$71	$0	$(9)

88	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$2	$0	$2	$0	$0	$(9)	$(9)

Cash of $776 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
BSH	06/2025	PEN	2,138	$579	$0	$(2)

CBK	06/2025		245	67	0	0

Total Forward Foreign Currency Contracts					$0	$(2)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BPS	Brazil Government International Bond	1.000%	Quarterly	12/20/2028	1.393%	$2,000	$(85)	$59	$0	$(26)

Total Swap Agreements							$(85)	$59	$0	$(26)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BPS	$0	$0	$0	$0	$0	$0	$(26)	$(26)	$(26)	$0	$(26)
BSH	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)

Total Over the Counter	$0	$0	$0	$0	$(2)	$0	$(26)	$(28)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	89

Schedule of Investments	PIMCO Emerging Markets Full Spectrum Bond Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2	$2

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$9	$9

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2	$0	$2
Swap Agreements	0	26	0	0	0	26

	$0	$26	$0	$2	$0	$28

	$0	$26	$0	$2	$9	$37

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(161)	$(161)
Swap Agreements	0	0	0	0	117	117

	$0	$0	$0	$0	$(44)	$(44)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(140)	$0	$(140)
Swap Agreements	0	43	0	0	0	43

	$0	$43	$0	$(140)	$0	$(97)

	$0	$43	$0	$(140)	$(44)	$(141)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$86	$86
Swap Agreements	0	0	0	0	(115)	(115)

	$0	$0	$0	$0	$(29)	$(29)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$132	$0	$132
Swap Agreements	0	(24)	0	0	0	(24)

	$0	$(24)	$0	$132	$0	$108

	$0	$(24)	$0	$132	$(29)	$79

90	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$0	$713	$0	$713
Peru
Sovereign Issues	0	640	0	640
United States
U.S. Government Agencies	0	6,681	0	6,681
Short-Term Instruments
Mutual Funds	0	518	0	518

	$0	$8,552	$0	$8,552

Investments in Affiliates, at Value
United States
Mutual Funds	175,808	0	0	175,808
Short-Term Instruments
Central Funds Used for Cash Management Purposes	5,785	0	0	5,785

	$181,593	$0	$0	$181,593

Total Investments	$181,593	$8,552	$0	$190,145

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$2	$0	$2

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(9)	0	(9)
Over the counter	0	(28)	0	(28)

	$0	$(37)	$0	$(37)

Total Financial Derivative Instruments	$0	$(35)	$0	$(35)

Totals	$181,593	$8,517	$0	$190,110

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	91

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 108.0%

AZERBAIJAN 0.1%

CORPORATE BONDS & NOTES 0.1%

SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.230% due 03/17/2026		$1,400	$1,400

Total Azerbaijan (Cost $1,400)			1,400

BRAZIL 5.9%

CORPORATE BONDS & NOTES 1.0%

Banco do Brasil SA
8.500% due 07/29/2026	MXN	135,000	6,565

Vale SA
0.000% ~(h)	BRL	114,743	6,900

			13,465

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%

Oi SA
1.000% due 12/30/2050 «		$511	5
4.890% due 12/30/2050 «		5,882	59

			64

SOVEREIGN ISSUES 4.9%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (e)	BRL	189,200	30,939
0.000% due 07/01/2028 (e)		83,000	9,335

Brazil Notas do Tesouro Nacional
10.000% due 01/01/2027		84,700	13,821
10.000% due 01/01/2031		105,200	15,161
10.000% due 01/01/2033		1,300	179

			69,435

Total Brazil (Cost $91,620)			82,964

CAYMAN ISLANDS 0.8%

ASSET-BACKED SECURITIES 0.4%

LCM Ltd.
5.635% due 04/20/2031 •		$1,189	1,189

Venture CLO Ltd.
5.685% due 04/20/2032 •		3,361	3,362

Voya CLO Ltd.
5.514% due 04/17/2030 •		410	409

			4,960

CORPORATE BONDS & NOTES 0.4%

Fish Pond Re Ltd.
8.292% due 01/08/2027 •		550	563

Interoceanica Finance Ltd.
0.000% due 11/30/2025 (e)		8	7
0.000% due 11/30/2025 (e)		72	69

Kaisa Group Holdings Ltd.
11.250% due 04/16/2025 ^(b)		300	15
11.700% due 11/11/2025 ^(b)		4,200	189

Peru Payroll Deduction Finance Ltd.
0.000% due 11/01/2029 «(e)		1,300	1,124

Poinsettia Finance Ltd.
6.625% due 06/17/2031		2,699	2,456

Red Dorsal Finance Ltd.
5.875% due 10/12/2031		1,432	1,386

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2026 (a)		138	16

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 (a)		139	16

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 (a)		278	34

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 (a)		$418	$48

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 (a)		419	51

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 (a)		197	24

			5,998

Total Cayman Islands (Cost $12,916)			10,958

CHILE 2.9%

SOVEREIGN ISSUES 2.9%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	25,995,000	26,043
5.000% due 10/01/2028		835,000	864
5.800% due 10/01/2029		1,970,000	2,080
6.000% due 04/01/2033		10,330,000	10,989

Total Chile (Cost $41,292)			39,976

CHINA 1.6%

SOVEREIGN ISSUES 1.6%

China Government International Bond
2.600% due 09/01/2032	CNY	14,730	2,141
2.750% due 02/17/2032		15,980	2,346
2.800% due 11/15/2032		59,300	8,747
3.120% due 10/25/2052		5,900	980
3.810% due 09/14/2050		48,180	8,842

Total China (Cost $21,293)			23,056

COLOMBIA 2.6%

SOVEREIGN ISSUES 2.6%

Colombian TES
7.000% due 06/30/2032	COP	7,951,500	1,464
7.250% due 10/26/2050		1,200,400	167
11.500% due 07/25/2046		72,345,600	15,431
13.250% due 02/09/2033		75,282,700	19,056

Total Colombia (Cost $36,700)			36,118

CZECH REPUBLIC 3.9%

SOVEREIGN ISSUES 3.9%

Czech Republic Government International Bond
1.750% due 06/23/2032 (k)	CZK	100,500	3,741
2.000% due 10/13/2033 (k)		60,900	2,237
3.500% due 05/30/2035		73,700	2,999
3.600% due 06/03/2036		82,500	3,359
4.200% due 12/04/2036 (k)		85,700	3,662
4.500% due 11/11/2032 (k)		682,470	30,397
4.900% due 04/14/2034 (k)		169,390	7,740

Total Czech Republic (Cost $54,087)			54,135

DOMINICAN REPUBLIC 5.6%

SOVEREIGN ISSUES 5.6%

Dominican Republic Central Bank Notes
12.000% due 10/03/2025	DOP	43,700	692
13.000% due 12/05/2025		770,400	12,299

Dominican Republic International Bond
10.500% due 03/15/2037		3,247,400	52,668
10.750% due 06/01/2036		394,800	6,491
11.250% due 09/15/2035		113,800	1,931
13.625% due 02/03/2033		154,450	2,895
13.625% due 02/10/2034		63,300	1,230

Total Dominican Republic (Cost $79,179)			78,206

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ECUADOR 0.4%

SOVEREIGN ISSUES 0.4%

Ecuador Government International Bond
5.000% due 07/31/2040 þ		$120	$54
5.500% due 07/31/2035 þ		3,045	1,507
6.900% due 07/31/2030 þ		7,015	4,193

Total Ecuador (Cost $5,240)			5,754

EGYPT 1.9%

SOVEREIGN ISSUES 1.9%

Egypt Government International Bond
21.954% due 03/04/2028	EGP	1,329,100	26,912

Total Egypt (Cost $25,225)			26,912

FRANCE 0.0%

CORPORATE BONDS & NOTES 0.0%

New Immo Holding SA
2.750% due 11/26/2026	EUR	300	317

Total France (Cost $294)			317

GERMANY 1.9%

CORPORATE BONDS & NOTES 1.5%

Deutsche Bank AG
8.010% due 07/18/2034 «	INR	1,700,000	20,421

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

The Stepstone Group MidCo 2 GMBH
TBD% due 12/04/2031 ~	EUR	4,800	5,177

Total Germany (Cost $24,785)			25,598

GHANA 0.3%

SOVEREIGN ISSUES 0.3%

Ghana Government International Bond
8.350% due 02/16/2027	GHS	8,733	453
8.500% due 02/15/2028		1,800	83
8.650% due 02/13/2029		73,597	3,068
8.950% due 02/11/2031		3,328	120
9.250% due 02/08/2033		10,430	339
10.000% due 08/17/2027		3,395	173

Total Ghana (Cost $3,601)			4,236

HUNGARY 0.1%

SOVEREIGN ISSUES 0.1%

Hungary Government International Bond
3.000% due 10/27/2038 (k)	HUF	731,300	1,252
7.000% due 10/24/2035		273,200	721

Total Hungary (Cost $2,197)			1,973

INDONESIA 3.5%

SOVEREIGN ISSUES 3.5%

Indonesia Government International Bond
6.375% due 04/15/2032	IDR	31,820,000	1,864
6.625% due 02/15/2034		30,622,000	1,801
6.750% due 07/15/2035		180,371,000	10,666
7.000% due 02/15/2033		37,068,000	2,228
7.125% due 06/15/2038		86,770,000	5,224
7.125% due 06/15/2042		6,871,000	412
7.125% due 06/15/2043		16,028,000	963
7.500% due 08/15/2032		33,493,000	2,077
7.500% due 06/15/2035		18,263,000	1,133
7.500% due 05/15/2038		91,004,000	5,669
7.500% due 04/15/2040		88,950,000	5,510
8.375% due 03/15/2034		118,779,000	7,781
8.375% due 04/15/2039		62,230,000	4,184

Total Indonesia (Cost $52,385)			49,512

92	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IRELAND 0.6%

ASSET-BACKED SECURITIES 0.0%

Carlyle Global Market Strategies Euro CLO DAC
3.306% (EUR003M + 0.750%) due 11/15/2031 ~	EUR	493	$533

CORPORATE BONDS & NOTES 0.1%

CIMA Finance DAC
2.950% due 09/05/2029 (k)		$1,848	1,692

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

Republic of Panama
4.103% (EUR006M + 1.750%) due 03/07/2027 «~	EUR	6,300	6,799

Total Ireland (Cost $9,107)			9,024

ISRAEL 0.2%

SOVEREIGN ISSUES 0.2%

Israel Government International Bond
5.375% due 02/19/2030		$3,400	3,427

Total Israel (Cost $3,372)			3,427

IVORY COAST 1.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%

Republic of Cote d’lvoire
5.403% (EUR006M + 3.050%) due 03/09/2026 «~	EUR	7,300	7,837
5.562% (EUR006M + 3.000%) due 06/28/2025 «~		5,000	5,405
7.422% (EUR006M + 5.000%) due 03/19/2027 «~		1,560	1,695

			14,937

SOVEREIGN ISSUES 0.1%

Ivory Coast Government International Bond
4.875% due 01/30/2032		1,317	1,260
5.250% due 03/22/2030		400	413

			1,673

Total Ivory Coast (Cost $16,764)			16,610

JERSEY, CHANNEL ISLANDS 0.0%

CORPORATE BONDS & NOTES 0.0%

Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025	EUR	253	270

Total Jersey, Channel Islands (Cost $260)			270

KAZAKHSTAN 0.2%

SOVEREIGN ISSUES 0.2%

Development Bank of Kazakhstan JSC
10.950% due 05/06/2026	KZT	611,500	1,158
13.489% due 05/23/2028		872,000	1,622

Total Kazakhstan (Cost $2,941)			2,780

KENYA 0.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Republic of Kenya
11.900% (PRIME + 4.400%) due 04/05/2028 «~		$2,700	2,661

Total Kenya (Cost $2,684)			2,661

		SHARES	MARKET VALUE (000S)
LUXEMBOURG 0.0%

COMMON STOCKS 0.0%

Drillco Holding Lux SA «(j)		10,272	$259

Foresea Holdings SA «		10,634	268

			527

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.0%

FORESEA Holding SA
7.500% due 06/15/2030		$260	252

Total Luxembourg (Cost $475)			779

MALAYSIA 7.6%

SOVEREIGN ISSUES 7.6%

Malaysia Government International Bond
2.632% due 04/15/2031	MYR	33,470	7,132
3.582% due 07/15/2032		131,860	29,463
3.844% due 04/15/2033		2,500	567
4.054% due 04/18/2039		22,500	5,161
4.065% due 06/15/2050		13,699	3,065
4.180% due 05/16/2044		6,660	1,538
4.254% due 05/31/2035		8,030	1,883
4.457% due 03/31/2053		42,110	10,007
4.642% due 11/07/2033		18,450	4,434
4.696% due 10/15/2042		41,498	10,215
4.762% due 04/07/2037		9,554	2,338
4.893% due 06/08/2038		30,070	7,462

Malaysia Government Investment Issue
3.804% due 10/08/2031		15,250	3,457
4.119% due 11/30/2034		8,320	1,931
4.193% due 10/07/2032		37,500	8,701
4.291% due 08/14/2043		27,520	6,444
4.417% due 09/30/2041		2,714	648
5.357% due 05/15/2052		5,700	1,537

Total Malaysia (Cost $103,189)			105,983

		SHARES
MEXICO 11.4%

COMMON STOCKS 0.0%

Hipotecaria Su Casita SA «(c)		742,577	0

		PRINCIPAL AMOUNT (000S)
SOVEREIGN ISSUES 11.4%

Mexico Government International Bond
4.000% due 08/24/2034 (g)	MXN	72,552	3,305
7.500% due 05/26/2033		55,000	2,423
7.750% due 05/29/2031		59,000	2,711
7.750% due 11/23/2034		53,900	2,368
7.750% due 11/13/2042		698,300	28,036
8.000% due 11/07/2047		350,800	14,163
8.000% due 07/31/2053		405,500	16,176
8.500% due 03/01/2029		528,800	25,567
8.500% due 05/31/2029		1,350,900	65,263

			160,012

Total Mexico (Cost $161,985)			160,012

NETHERLANDS 0.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

VEON Ltd.
TBD% due 03/25/2027 «		$3,400	3,349

Total Netherlands (Cost $3,349)			3,349

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NIGERIA 0.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Bank of Industry Ltd.
4.185% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	3,100	$3,327

Total Nigeria (Cost $3,246)			3,327

PARAGUAY 0.5%

SOVEREIGN ISSUES 0.5%

Paraguay Government International Bond
7.900% due 02/09/2031	PYG	30,599,000	3,801
8.500% due 03/04/2035		25,873,000	3,224

Total Paraguay (Cost $7,464)			7,025

PERU 6.6%

CORPORATE BONDS & NOTES 1.2%

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	56,200	16,407

SOVEREIGN ISSUES 5.4%

Peru Government International Bond
5.400% due 08/12/2034		79,600	19,769
6.150% due 08/12/2032		89,000	24,339
6.850% due 02/12/2042		3,800	1,012
6.900% due 08/12/2037		20,000	5,377
6.950% due 08/12/2031		51,900	15,107
7.300% due 08/12/2033		36,800	10,579
7.600% due 08/12/2039		1,000	282

			76,465

Total Peru (Cost $87,784)			92,872

PHILIPPINES 5.3%

SOVEREIGN ISSUES 5.3%

Philippines Government International Bond
6.250% due 02/28/2029	PHP	3,764,040	66,845
6.250% due 01/14/2036		369,000	6,384
6.500% due 05/19/2029		96,070	1,719

Total Philippines (Cost $73,176)			74,948

POLAND 6.6%

SOVEREIGN ISSUES 6.6%

Republic of Poland Government International Bond
1.750% due 04/25/2032 (k)	PLN	39,900	8,075
2.750% due 10/25/2029 (k)		36,800	8,560
4.750% due 07/25/2029 (k)		85,800	21,714
5.000% due 01/25/2030		25,800	6,566
5.750% due 04/25/2029 (k)		136,300	35,835
6.000% due 10/25/2033 (k)		47,000	12,415

Total Poland (Cost $88,149)			93,165

QATAR 0.3%

SOVEREIGN ISSUES 0.3%

Qatar Government International Bond
4.875% due 02/27/2035		$3,400	3,458

Total Qatar (Cost $3,380)			3,458

ROMANIA 1.9%

SOVEREIGN ISSUES 1.9%

Romania Government International Bond
4.250% due 04/28/2036 (k)	RON	56,500	9,523
4.750% due 10/11/2034 (k)		6,600	1,184
5.000% due 02/12/2029 (k)		10,300	2,077
5.250% due 03/10/2030	EUR	2,300	2,507
7.350% due 04/28/2031 (k)	RON	49,400	10,748

Total Romania (Cost $25,583)			26,039

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	93

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SERBIA 1.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Mercury Projects Finance PLC
0.400% - 6.668% (EUR006M + 4.200%) due 08/11/2030 «~	EUR	3,400	$3,785

SOVEREIGN ISSUES 0.8%

Serbia Government International Bond
4.500% due 08/20/2032	RSD	345,400	3,128

Serbia Treasury Bonds
5.250% due 07/27/2035		884,800	8,216

			11,344

Total Serbia (Cost $15,317)			15,129

SINGAPORE 0.1%

CORPORATE BONDS & NOTES 0.1%

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029		$1,800	1,884

Total Singapore (Cost $1,769)			1,884

SOUTH AFRICA 8.4%

CORPORATE BONDS & NOTES 1.2%

Eskom Holdings SOC Ltd.
0.000% due 08/18/2027 (e)	ZAR	143,600	5,447
0.000% due 12/31/2032 (e)		363,100	6,321

Transnet SOC Ltd.
10.000% due 03/30/2029		103,000	5,372

			17,140

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Transnet SOC Ltd.
11.558% (JIBA3M + 4.000%) due 03/02/2028 «~		53,314	2,879

SOVEREIGN ISSUES 7.0%

Republic of South Africa Government International Bond
6.250% due 03/31/2036 (k)		185,500	7,171
6.500% due 02/28/2041		106,200	3,738
6.500% due 02/28/2041 (k)		500	18
7.000% due 02/28/2031		159,327	7,717
8.000% due 01/31/2030		47,250	2,470
8.250% due 03/31/2032 (k)		85,900	4,309
8.500% due 01/31/2037		647,500	29,372
8.750% due 01/31/2044		89,000	3,802
8.750% due 02/28/2048		134,700	5,699
8.875% due 02/28/2035 (k)		63,900	3,120
9.000% due 01/31/2040		636,400	28,703
10.875% due 03/31/2038 (k)		50,500	2,707

			98,826

Total South Africa (Cost $134,323)			118,845

SUPRANATIONAL 1.7%

CORPORATE BONDS & NOTES 1.7%

European Investment Bank
2.875% due 11/15/2029	PLN	58,700	13,686

International Bank for Reconstruction & Development
7.050% due 07/22/2029	INR	853,500	10,120

Total Supranational (Cost $23,719)			23,806

TANZANIA 0.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

The Ministry of Finance and Planning, Government of the United Republic of Tanzania
8.320% (EUR006M + 5.400%) due 04/26/2028 «~	EUR	2,800	3,040

Total Tanzania (Cost $3,284)			3,040

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
THAILAND 2.4%

SOVEREIGN ISSUES 2.4%

Thailand Government International Bond
2.000% due 06/17/2042	THB	103,190	$2,847
2.875% due 06/17/2046		23,000	712
2.980% due 06/17/2045		80,785	2,550
3.400% due 06/17/2036		43,300	1,441
3.450% due 06/17/2043		665,407	22,294
4.000% due 06/17/2055		116,120	4,340

Total Thailand (Cost $33,347)			34,184

TURKEY 3.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%

SOCAR Turkey Enerji AS
5.931% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	8,300	8,969

Turkiye Vakiflar Bankasi TAO
5.785% (EUR003M + 3.000%) due 12/15/2028 «~		1,600	1,717

			10,686

SOVEREIGN ISSUES 2.3%

Turkey Government International Bond
7.125% due 02/12/2032		$2,300	2,264
26.200% due 10/05/2033	TRY	348,200	7,854
27.700% due 09/27/2034		209,900	4,955
45.031% due 05/20/2026 ~		16,300	431
45.031% due 08/19/2026 ~		27,000	700
45.031% due 05/17/2028 ~		643,400	16,038

			32,242

Total Turkey (Cost $50,605)			42,928

UGANDA 0.2%

SOVEREIGN ISSUES 0.2%

Republic of Uganda Government Bonds
15.800% due 06/23/2039	UGX	12,494,600	3,193

Total Uganda (Cost $3,211)			3,193

UKRAINE 0.2%

SOVEREIGN ISSUES 0.2%

Ukraine Government International Bond
0.000% due 02/01/2030 þ(f)		$280	144
0.000% due 02/01/2034 þ(f)		1,045	415
0.000% due 02/01/2036 þ(f)		736	406
1.750% due 02/01/2029 þ		529	344
1.750% due 02/01/2035 þ		1,441	757
1.750% due 02/01/2036 þ		1,600	828

Total Ukraine (Cost $2,506)			2,894

UNITED ARAB EMIRATES 0.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

NMC Healthcare LLC
10.855% (US0003M + 6.000%) due 03/25/2027 «~	AED	9,388	2,559

Total United Arab Emirates (Cost $2,593)			2,559

UNITED KINGDOM 1.6%

CORPORATE BONDS & NOTES 1.3%

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		$19,470	13,731

Standard Chartered Bank
0.000% due 05/06/2025 «(e)	PKR	364,200	1,186
0.000% due 12/01/2025 «(e)		425,600	1,299
0.000% due 06/02/2025 «(e)		402,700	1,300
0.000% due 11/03/2025 «(e)		382,500	1,174

			18,690

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

Canada Square Funding PLC
5.415% due 01/17/2059 •	GBP	1,374	$1,778

Rochester Financing PLC
5.159% due 12/18/2044 •		1,016	1,310

Tower Bridge Funding PLC
5.178% due 12/20/2063 •		507	655

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)		0	715

			4,458

Total United Kingdom (Cost $21,638)			23,148

UNITED STATES 11.2%

ASSET-BACKED SECURITIES 1.6%

Bear Stearns Asset-Backed Securities Trust
5.275% due 08/25/2036 ~		$1,096	1,087
5.335% due 03/25/2034 •		437	451

Credit-Based Asset Servicing & Securitization LLC
2.831% due 01/25/2036 þ		1,637	1,388
4.554% due 07/25/2037 ~		9	6

GSAMP Trust
4.525% due 01/25/2037 ~		888	532
4.735% due 12/25/2036 ~		994	983

Lehman XS Trust
4.957% due 01/25/2036 þ		2,770	2,448

Merrill Lynch Mortgage Investors Trust
5.185% due 09/25/2035 ~		1,669	1,653

Morgan Stanley Mortgage Loan Trust
4.915% due 12/25/2036 ~		3,011	1,043

New Century Home Equity Loan Trust
4.755% due 08/25/2036 ~		1,013	996

OneMain Financial Issuance Trust
4.130% due 05/14/2035		7,300	7,266

Option One Mortgage Loan Trust
4.655% due 04/25/2037 ~		351	235

WaMu Asset-Backed Certificates WaMu Trust
4.675% due 05/25/2037 ~		4,324	3,819

			21,907

CORPORATE BONDS & NOTES 0.4%

Rio Oil Finance Trust
9.750% due 01/06/2027		224	231

VB DPR Finance Co.
6.833% due 03/15/2035 «(j)		5,000	5,101

			5,332

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

Finance Ministry Angola
13.500% (PRIME + 6.000%) due 12/11/2025 «~		3,900	3,900

Ziraat Bank
7.399% due 06/15/2034 «		4,300	4,199

			8,099

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%

American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ		363	323

Angel Oak Mortgage Trust
0.909% due 01/25/2066 ~		2,728	2,329

Banc of America Funding Trust
2.371% due 03/20/2036 •		11	10

BCAP LLC Trust
4.211% due 05/26/2037 ~		1,968	1,752
4.775% due 01/25/2037 •		153	141

Bear Stearns Adjustable Rate Mortgage Trust
4.526% due 02/25/2036 •		30	28
5.172% due 01/25/2035 •		3	3

94	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns ALT-A Trust
4.052% due 04/25/2037 ~	$5,620	$3,921
4.259% due 08/25/2036 ~	244	165

Citigroup Mortgage Loan Trust
4.821% due 09/25/2037 •	2,342	2,163
5.607% due 07/25/2046 •	22	21
6.760% due 03/25/2034 •	4	4

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	43	38

Countrywide Home Loan Mortgage Pass-Through Trust
4.933% due 09/25/2047 •	14	12

Countrywide Home Loan Reperforming REMIC Trust
4.857% due 11/25/2034 ~	131	124

GreenPoint Mortgage Funding Trust
4.875% due 06/25/2045 ~	40	36

GSMPS Mortgage Loan Trust
4.785% due 01/25/2036 ~	177	143

GSR Mortgage Loan Trust
5.665% due 11/25/2035 •	57	29

HarborView Mortgage Loan Trust
6.023% due 08/19/2036 ~	1	1
6.635% due 10/19/2035 •	295	149

Impac CMB Trust
5.075% due 03/25/2035 ~	64	61
5.730% due 01/25/2033 þ	205	207

IndyMac INDX Mortgage Loan Trust
4.795% due 02/25/2037 ~	830	806
5.075% due 07/25/2045 •	95	76

JP Morgan Mortgage Trust
5.416% due 06/25/2036 ~	160	110

JP Morgan Resecuritization Trust
2.500% due 03/25/2056	132	129

Luminent Mortgage Trust
4.795% due 12/25/2036 ~	8	8

Morgan Stanley Mortgage Loan Trust
6.283% due 06/25/2036 •	6	6

Nomura Asset Acceptance Corp. Alternative Loan Trust
6.340% due 06/25/2036 þ	7,771	2,115

Residential Accredit Loans, Inc. Trust
5.544% due 10/25/2037 •	832	670
5.638% due 02/25/2036 •	80	69

Residential Asset Securitization Trust
4.835% due 01/25/2046 ~	128	36

Sequoia Mortgage Trust
4.801% due 01/20/2047 ~	15	11

Structured Adjustable Rate Mortgage Loan Trust
5.342% due 03/25/2036 ~	33	26
6.035% due 01/25/2035 ~	26	23

Structured Asset Mortgage Investments Trust
4.735% due 02/25/2037 •	947	904

TBW Mortgage-Backed Trust
6.540% due 01/25/2037 þ	1,256	276

Thornburg Mortgage Securities Trust
5.989% due 06/25/2047 •	142	126

Turkeys First National Bank
7.962% due 11/15/2034 «(j)	2,200	2,154

WaMu Mortgage Pass-Through Certificates Trust
3.846% due 01/25/2037 •	39	34
4.356% due 12/25/2036 •	25	23
4.805% due 05/25/2034 ~	172	159
4.834% due 09/25/2036 •	32	27

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Mortgage-Backed Securities Trust
7.424% due 10/25/2036 •		$375	$357

			19,805

SOVEREIGN ISSUES 7.2%

Columbia Government International Bond
0.000% due 11/03/2027	COP	188,183,400	40,863
0.000% due 04/28/2028		224,045,700	47,660
0.000% due 09/18/2030		25,461,000	5,234
0.000% due 06/30/2032		15,080,000	2,777
0.000% due 02/09/2033		18,135,700	4,579

			101,113

		SHARES
WARRANTS 0.0%

Constellation Oil ‘D’ - Exp. 06/10/2071 «(j)		1	0

Total United States (Cost $162,850)			156,256

		PRINCIPAL AMOUNT (000S)
URUGUAY 0.2%

SOVEREIGN ISSUES 0.2%

Uruguay Government International Bond
8.250% due 05/21/2031	UYU	39,100	875
9.750% due 07/20/2033		69,600	1,674

Total Uruguay (Cost $2,506)			2,549

UZBEKISTAN 0.4%

CORPORATE BONDS & NOTES 0.3%

Uzbek Industrial & Construction Bank ATB
8.950% due 07/24/2029		$1,300	1,354
21.000% due 07/24/2027	UZS	43,460,000	3,476

			4,830

SOVEREIGN ISSUES 0.1%

Republic of Uzbekistan International Bond
16.625% due 05/29/2027		9,770,000	767

Total Uzbekistan (Cost $5,513)			5,597

VENEZUELA 0.1%

SOVEREIGN ISSUES 0.1%

Venezuela Government International Bond
9.250% due 09/15/2027 ^(b)		$4,300	903

Total Venezuela (Cost $643)			903

ZAMBIA 0.2%

SOVEREIGN ISSUES 0.2%

Zambia Government International Bond
11.000% due 04/27/2025	ZMW	6,600	235
12.000% due 07/04/2025		19,134	682

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
12.000% due 05/03/2028	ZMW	3,600	$109
13.000% due 01/25/2031		34,329	963
22.000% due 01/22/2029		3,100	117
23.000% due 01/22/2031		26,200	1,048

Total Zambia (Cost $3,339)			3,154

		SHARES
SHORT-TERM INSTRUMENTS 2.2%

MUTUAL FUNDS 0.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (i)		3,993,737	3,994

		PRINCIPAL AMOUNT (000S)
NIGERIA TREASURY BILLS 1.6%
27.143% due 04/01/2025 - 12/02/2025 (d)(e)	NGN	36,460,021	22,440

U.S. TREASURY BILLS 0.3%
4.296% due 04/10/2025 - 06/26/2025 (d)(e)(n)		$4,243	4,216

Total Short-Term Instruments (Cost $30,604)			30,650

Total Investments in Securities (Cost $1,542,889)			1,517,563

		SHARES
INVESTMENTS IN AFFILIATES 5.7%

SHORT-TERM INSTRUMENTS 5.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.7%

PIMCO Short Asset Portfolio		3,508,492	34,348

PIMCO Short-Term Floating NAV Portfolio III		4,647,602	45,240

Total Short-Term Instruments (Cost $80,272)			79,588

Total Investments in Affiliates (Cost $80,272)			79,588

Total Investments 113.7% (Cost $1,623,161)			$1,597,151

Financial Derivative Instruments (l)(m) 0.6% (Cost or Premiums, net $(15,275))			7,730

Other Assets and Liabilities, net (14.3)%			(200,367)

Net Assets 100.0%			$1,404,514

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	95

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Security becomes interest bearing at a future date.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Coupon represents a 7-Day Yield.

(j) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil ‘D’ - Exp. 06/10/2071	06/10/2022	$0	$0	0.00%
Drillco Holding Lux SA	06/08/2023	206	259	0.02
Turkeys First National Bank 7.962% due 11/15/2034	09/18/2024	2,200	2,154	0.15
VB DPR Finance Co. 6.833% due 03/15/2035	01/31/2025	5,000	5,101	0.36

		$7,406	$7,514	0.53%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BPS	5.700%	02/12/2025	TBD	(2)	RON	(49,537)	$(10,841)
	5.950	04/01/2025	04/02/2025		PLN	(78,515)	(20,273)
	5.980	03/25/2025	04/01/2025			(78,102)	(20,189)
BRC	3.850	02/07/2025	TBD	(2)	CZK	(427,290)	(18,614)
	3.850	03/12/2025	TBD	(2)		(81,554)	(3,541)
	4.550	01/08/2025	TBD	(2)		$(1,591)	(1,608)
	5.850	10/24/2024	TBD	(2)	PLN	(25,212)	(6,672)
	5.850	12/17/2024	TBD	(2)		(9,727)	(2,553)
	5.850	01/07/2025	TBD	(2)		(6,864)	(1,796)
GSC	5.950	03/28/2025	TBD	(2)		(37,341)	(9,648)
JML	4.280	03/07/2025	TBD	(2)		$(3,554)	(3,565)
MBC	5.700	02/04/2025	TBD	(2)	RON	(51,150)	(11,208)
	5.700	02/05/2025	TBD	(2)		(5,107)	(1,119)
	5.830	02/12/2025	TBD	(2)	PLN	(135,324)	(35,210)
	5.850	06/24/2024	TBD	(2)		(13,013)	(3,509)
	5.850	07/01/2024	TBD	(2)		(7,817)	(2,104)
	6.500	03/05/2025	TBD	(2)	HUF	(466,757)	(1,259)
	7.600	03/07/2025	TBD	(2)	ZAR	(54,240)	(2,974)
	7.650	02/28/2025	TBD	(2)		(77,955)	(4,281)
	7.650	03/07/2025	TBD	(2)		(65,349)	(3,583)

Total Reverse Repurchase Agreements							$(164,547)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(3)
United States (3.7)%
Sovereign Issues (3.7)%
Columbia Government International Bond	1.000%	11/03/2027	COP	124,092,800	$(27,084)	$(27,658)
Columbia Government International Bond	1.000	04/28/2028		49,042,100	(10,528)	(11,094)
Columbia Government International Bond	1.000	04/28/2028		41,349,900	(8,824)	(9,352)
Columbia Government International Bond	1.000	09/18/2030		20,252,100	(4,225)	(4,395)

Total Sovereign Issues					(40,133)	(41,405)

Total Short Sales (3.7)%					$(50,661)	$(52,499)

96	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BPS	$0	$(51,303)	$0	$0	$(51,303)	$31,437	$(19,866)
BRC	0	(34,784)	0	0	(34,784)	36,071	1,287
GSC	0	(9,648)	0	0	(9,648)	9,774	126
JML	0	(3,565)	0	0	(3,565)	3,572	7
MBC	0	(65,247)	0	0	(65,247)	66,354	1,107

Master Securities Forward Transaction Agreement
BSH	0	0	0	(4,395)	(4,395)	0	(4,395)
BOA	0	0	0	(11,094)	(11,094)	0	(11,094)
CBK	0	0	0	(27,658)	(27,658)	0	(27,658)
GLM	0	0	0	(9,352)	(9,352)	0	(9,352)

Total Borrowings and Other Financing Transactions	$0	$(164,547)	$0	$(52,499)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(1,608)	$(1,608)
Sovereign Issues	(20,189)	0	0	(122,477)	(142,666)

Total Borrowings	$(20,189)	$0	$0	$(124,085)	$(144,274)

Payable for reverse repurchase agreements (5)					$(144,274)

(k)	Securities with an aggregate market value of $146,905 and cash of $343 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(136,269) at a weighted average interest rate of 6.172%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for short sales includes $(2,160) of accrued interest.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(20,273) is outstanding at period end.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund June Futures	06/2025	278	$38,726	$(704)	$147	$(3)
U.S. Treasury 2-Year Note June Futures	06/2025	1,107	229,339	1,094	0	(9)
U.S. Treasury 5-Year Note June Futures	06/2025	1,535	166,020	636	0	(48)
U.S. Treasury 10-Year Note June Futures	06/2025	51	5,672	115	1	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	19	2,168	50	2	0

				$1,191	$150	$(60)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-BTP June Futures	06/2025	297	$(37,741)	$598	$45	$(99)
U.S. Treasury Long-Term Bond June Futures	06/2025	5	(586)	(14)	0	(1)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	63	(7,702)	(35)	0	(28)

				$549	$45	$(128)

Total Futures Contracts				$1,740	$195	$(188)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	97

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.328%	EUR	600	$3	$0	$3	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.393		$100	1	0	1	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.471		4,900	54	(9)	45	0	(2)
Boeing Co.	1.000	Quarterly	06/20/2027	0.513		200	2	0	2	0	0

							$60	$(9)	$51	$0	$(2)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/17/2027	GBP	36,200	$55	$(8)	$47	$57	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030		700	(19)	(2)	(21)	3	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2030		63,200	(250)	189	(61)	0	(317)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		1,500	(93)	(12)	(105)	14	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		8,800	84	77	161	0	(87)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	09/17/2055		17,600	(293)	(374)	(667)	305	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.621	Semi-Annual	12/20/2028	INR	663,660	(36)	(155)	(191)	1	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.008	Semi-Annual	12/05/2029		1,368,450	0	(38)	(38)	3	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	09/17/2030		3,264,600	(120)	(53)	(173)	3	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.025	Semi-Annual	12/18/2034		1,094,200	54	(59)	(5)	7	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	3.322	Semi-Annual	12/20/2028	SGD	15,840	(117)	(367)	(484)	0	(35)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	03/19/2030		4,170	22	48	70	11	0
Receive	1-Day THB-THOR Compounded-OIS	2.770	Quarterly	12/20/2028	THB	156,500	(153)	(62)	(215)	0	(16)
Receive	1-Day THB-THOR Compounded-OIS	1.739	Quarterly	06/18/2030		394,000	0	(113)	(113)	0	(51)
Pay	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	09/17/2030		1,083,890	543	149	692	141	0
Receive	1-Day THB-THOR Compounded-OIS	2.772	Quarterly	12/18/2034		95,650	(89)	(144)	(233)	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	12/18/2025	$	2,400	14	14	28	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	03/31/2027		230,700	(1,671)	(109)	(1,780)	0	(27)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2027		223,600	(1,792)	194	(1,598)	18	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		29,400	(28)	(87)	(115)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		49,200	1,148	83	1,231	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		40,600	93	(162)	(69)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2029		96,200	3,858	(1,540)	2,318	0	(55)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2029		1,600	(28)	7	(21)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		237,393	(5,916)	4,765	(1,151)	165	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		95,900	1,500	(1,018)	482	0	(64)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	08/31/2029		137,000	(2,330)	(296)	(2,626)	0	(113)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		197,600	(1,042)	586	(456)	0	(181)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		30,500	(137)	214	77	29	0
Pay	1-Day USD-SOFR Compounded-OIS	4.132	Annual	01/13/2030		36,400	(78)	828	750	37	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		58,200	(2,918)	1,166	(1,752)	57	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		63,000	(1,397)	330	(1,067)	72	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		44,300	12	289	301	61	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		1,100	(14)	8	(6)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		42,300	905	(697)	208	0	(69)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		19,960	(433)	24	(409)	53	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		790	1	(1)	0	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		900	(3)	(1)	(4)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		1,100	8	(2)	6	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		1,200	12	(2)	10	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		500	7	(1)	6	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2034		9,800	(678)	309	(369)	27	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		2,300	(9)	(35)	(44)	0	(7)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		3,500	(159)	32	(127)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		48,520	1,815	(1,386)	429	0	(140)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		1,800	(6)	(17)	(23)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		1,500	(5)	(23)	(28)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		3,500	(11)	(1)	(12)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		6,000	(119)	134	15	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		30,450	737	(832)	(95)	94	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		19,600	1,319	(471)	848	0	(61)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		53,300	2,552	(336)	2,216	0	(175)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		12,300	(133)	134	1	43	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2036		1,900	33	(19)	14	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		400	16	(13)	3	3	0

98	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.870%	Annual	10/17/2053	$	1,200	$47	$(40)	$7	$9	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		1,600	109	53	162	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		25,050	1,596	29	1,625	0	(184)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		100	4	2	6	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		17,600	(819)	(165)	(984)	131	0
Receive	1-Day USD-SOFR Compounded-OIS	4.086	Annual	01/13/2055		9,600	10	(491)	(481)	0	(78)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		24,700	(3,343)	940	(2,403)	180	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		14,600	868	(165)	703	0	(113)
Pay	1-Year BRL-CDI	9.808	Maturity	01/02/2026	BRL	259,400	(11)	(2,185)	(2,196)	30	0
Receive	1-Year BRL-CDI	10.164	Maturity	01/02/2026		12,690	8	108	116	0	(1)
Receive	1-Year BRL-CDI	10.529	Maturity	01/02/2026		156,500	(237)	1,304	1,067	0	(18)
Pay	1-Year BRL-CDI	10.691	Maturity	01/02/2026		210,800	476	(1,748)	(1,272)	24	0
Pay	1-Year BRL-CDI	6.151	Maturity	01/04/2027		245,300	(2,420)	(8,311)	(10,731)	80	0
Pay	1-Year BRL-CDI	8.654	Maturity	01/04/2027		66,920	50	(920)	(870)	20	0
Receive	1-Year BRL-CDI	9.783	Maturity	01/04/2027		259,000	63	3,579	3,642	0	(78)
Pay	1-Year BRL-CDI	9.795	Maturity	01/04/2027		89,400	0	(1,240)	(1,240)	27	0
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027		75,600	0	(1,023)	(1,023)	23	0
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		68,800	0	(927)	(927)	21	0
Receive	1-Year BRL-CDI	9.840	Maturity	01/04/2027		116,900	0	1,593	1,593	0	(35)
Pay	1-Year BRL-CDI	9.840	Maturity	01/04/2027		96,900	0	(1,327)	(1,327)	29	0
Pay	1-Year BRL-CDI	9.842	Maturity	01/04/2027		129,700	0	(1,743)	(1,743)	39	0
Pay	1-Year BRL-CDI	10.076	Maturity	01/04/2027		214,200	(187)	(2,968)	(3,155)	65	0
Pay	1-Year BRL-CDI	10.225	Maturity	01/04/2027		49,450	0	(588)	(588)	15	0
Pay	1-Year BRL-CDI	10.235	Maturity	01/04/2027		49,450	0	(586)	(586)	15	0
Pay	1-Year BRL-CDI	10.565	Maturity	01/04/2027		66,900	0	(710)	(710)	20	0
Pay	1-Year BRL-CDI	10.602	Maturity	01/04/2027		59,400	74	(815)	(741)	18	0
Receive	1-Year BRL-CDI	10.671	Maturity	01/04/2027		137,300	0	1,403	1,403	0	(41)
Receive	1-Year BRL-CDI	10.768	Maturity	01/04/2027		34,200	(113)	465	352	0	(10)
Pay	1-Year BRL-CDI	10.792	Maturity	01/04/2027		147,400	470	(2,005)	(1,535)	44	0
Receive	1-Year BRL-CDI	10.880	Maturity	01/04/2027		227,600	0	2,153	2,153	0	(68)
Receive	1-Year BRL-CDI	10.943	Maturity	01/04/2027		104,900	0	973	973	0	(31)
Pay	1-Year BRL-CDI	10.980	Maturity	01/04/2027		113,500	0	(1,032)	(1,032)	34	0
Pay	1-Year BRL-CDI	11.064	Maturity	01/04/2027		81,100	359	(1,096)	(737)	24	0
Receive	1-Year BRL-CDI	11.133	Maturity	01/04/2027		96,200	0	832	832	0	(29)
Pay	1-Year BRL-CDI	11.169	Maturity	01/04/2027		148,000	97	(2,036)	(1,939)	45	0
Receive	1-Year BRL-CDI	11.513	Maturity	01/04/2027		83,900	0	639	639	0	(25)
Receive	1-Year BRL-CDI	11.560	Maturity	01/04/2027		66,300	0	495	495	0	(20)
Receive	1-Year BRL-CDI	11.600	Maturity	01/04/2027		139,600	0	993	993	0	(41)
Receive	1-Year BRL-CDI	11.603	Maturity	01/04/2027		162,200	0	1,153	1,153	0	(48)
Receive	1-Year BRL-CDI	11.736	Maturity	01/04/2027		210,100	0	1,395	1,395	0	(62)
Pay	1-Year BRL-CDI	14.995	Maturity	01/04/2027		121,900	0	42	42	35	0
Pay	1-Year BRL-CDI	11.695	Maturity	01/03/2028		51,000	0	(467)	(467)	22	0
Pay	1-Year BRL-CDI	10.044	Maturity	01/02/2029		68,500	(230)	(1,115)	(1,345)	29	0
Pay	1-Year BRL-CDI	10.386	Maturity	01/02/2029		3,500	1	(67)	(66)	1	0
Pay	1-Year BRL-CDI	11.490	Maturity	01/02/2029		51,300	0	(617)	(617)	20	0
Pay	1-Year BRL-CDI	11.523	Maturity	01/02/2029		97,000	0	(1,137)	(1,137)	38	0
Pay	1-Year BRL-CDI	11.655	Maturity	01/02/2029		155,200	0	(1,723)	(1,723)	60	0
Pay	1-Year BRL-CDI	11.730	Maturity	01/02/2029		58,600	0	(643)	(643)	23	0
Receive	1-Year BRL-CDI	12.243	Maturity	01/02/2029		123,300	0	1,072	1,072	0	(47)
Receive	1-Year BRL-CDI	12.255	Maturity	01/02/2029		55,700	0	486	486	0	(21)
Receive	1-Year BRL-CDI	12.760	Maturity	01/02/2029		157,200	0	1,027	1,027	0	(58)
Receive	1-Year BRL-CDI	14.087	Maturity	01/02/2029		34,300	0	49	49	0	(12)
Pay	1-Year BRL-CDI	14.185	Maturity	01/02/2029		125,300	0	(179)	(179)	44	0
Pay	1-Year BRL-CDI	14.213	Maturity	01/02/2029		67,300	0	(89)	(89)	24	0
Receive	1-Year BRL-CDI	14.245	Maturity	01/02/2029		32,200	0	41	41	0	(11)
Receive	1-Year BRL-CDI	14.524	Maturity	01/02/2029		130,000	0	15	15	0	(45)
Pay	1-Year BRL-CDI	14.570	Maturity	01/02/2029		53,500	0	(4)	(4)	19	0
Pay	1-Year BRL-CDI	15.036	Maturity	01/02/2029		75,300	0	138	138	26	0
Receive	1-Year BRL-CDI	11.900	Maturity	01/03/2033		26,000	0	357	357	0	(10)
Pay	1-Year BRL-CDI	11.940	Maturity	01/03/2033		19,900	0	(268)	(268)	8	0
Receive	3-Month CNY-CNREPOFIX	2.405	Quarterly	12/20/2028	CNY	249,100	(855)	(145)	(1,000)	0	(2)
Pay(5)	3-Month CNY-CNREPOFIX	1.500	Quarterly	06/18/2030		662,400	(353)	72	(281)	0	(12)
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/04/2026	COP	62,555,000	0	15	15	0	(5)
Receive	3-Month COP-IBR Compounded-OIS	8.540	Quarterly	04/05/2026		32,313,000	0	4	4	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/09/2026		9,001,000	0	2	2	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.515	Quarterly	04/09/2026		17,916,600	0	3	3	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.620	Quarterly	04/10/2026		8,967,200	0	(1)	(1)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.600	Quarterly	04/11/2026		41,755,100	0	4	4	3	0
Pay	3-Month COP-IBR Compounded-OIS	8.653	Quarterly	04/11/2026		25,340,400	0	6	6	2	0
Pay	3-Month COP-IBR Compounded-OIS	8.860	Quarterly	04/12/2026		30,589,000	0	26	26	3	0
Pay	3-Month COP-IBR Compounded-OIS	8.920	Quarterly	04/12/2026		30,589,000	0	31	31	3	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	99

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month COP-IBR Compounded-OIS	9.050%	Quarterly	04/15/2026	COP	16,539,400	$0	$23	$23	$1	$0
Receive	3-Month COP-IBR Compounded-OIS	8.650	Quarterly	06/17/2026		86,840,700	0	(52)	(52)	0	(7)
Pay	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	06/20/2026		31,103,400	0	14	14	3	0
Pay	3-Month COP-IBR Compounded-OIS	8.470	Quarterly	06/21/2026		51,160,000	0	6	6	4	0
Pay	3-Month COP-IBR Compounded-OIS	8.150	Quarterly	03/19/2027		88,918,000	0	(94)	(94)	12	0
Receive	3-Month COP-IBR Compounded-OIS	8.405	Quarterly	03/19/2027		20,509,500	0	(1)	(1)	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	8.480	Quarterly	03/19/2027		5,553,400	0	(2)	(2)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.260	Quarterly	12/26/2027		84,358,600	0	85	85	0	(19)
Receive	3-Month COP-IBR Compounded-OIS	8.280	Quarterly	12/26/2027		48,932,400	0	43	43	0	(11)
Receive	3-Month COP-IBR Compounded-OIS	8.565	Quarterly	12/30/2027		28,972,200	0	(23)	(23)	0	(7)
Receive	3-Month COP-IBR Compounded-OIS	7.900	Quarterly	04/28/2028		59,264,300	0	239	239	0	(16)
Receive	3-Month COP-IBR Compounded-OIS	7.970	Quarterly	04/28/2028		24,095,100	0	85	85	0	(7)
Receive	3-Month COP-IBR Compounded-OIS	8.150	Quarterly	04/28/2028		24,059,200	0	56	56	0	(7)
Pay	3-Month COP-IBR Compounded-OIS	8.820	Quarterly	06/05/2028		30,026,100	370	(300)	70	9	0
Receive	3-Month COP-IBR Compounded-OIS	7.410	Quarterly	08/09/2028		13,577,000	0	108	108	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	9.050	Quarterly	10/03/2028		13,847,600	213	(158)	55	5	0
Pay	3-Month COP-IBR Compounded-OIS	8.215	Quarterly	11/14/2028		4,936,200	4	(16)	(12)	2	0
Pay	3-Month COP-IBR Compounded-OIS	7.530	Quarterly	01/02/2029		10,363,500	(41)	(46)	(87)	4	0
Pay	3-Month COP-IBR Compounded-OIS	7.290	Quarterly	01/22/2029		34,958,000	(7)	(353)	(360)	12	0
Pay	3-Month COP-IBR Compounded-OIS	8.152	Quarterly	04/25/2029		50,802,100	0	(184)	(184)	20	0
Receive	3-Month COP-IBR Compounded-OIS	8.370	Quarterly	04/26/2029		54,068,000	0	96	96	0	(22)
Pay	3-Month COP-IBR Compounded-OIS	8.085	Quarterly	05/16/2029		30,805,200	0	(128)	(128)	12	0
Receive	3-Month COP-IBR Compounded-OIS	7.910	Quarterly	05/17/2029		37,372,100	0	211	211	0	(15)
Receive	3-Month COP-IBR Compounded-OIS	8.360	Quarterly	05/31/2029		32,868,700	0	60	60	0	(14)
Receive	3-Month COP-IBR Compounded-OIS	8.415	Quarterly	06/04/2029		46,829,800	0	64	64	0	(20)
Receive	3-Month COP-IBR Compounded-OIS	7.990	Quarterly	06/12/2029		25,387,200	0	125	125	0	(11)
Pay	3-Month COP-IBR Compounded-OIS	8.168	Quarterly	06/17/2029		24,098,800	0	(83)	(83)	10	0
Receive	3-Month COP-IBR Compounded-OIS	8.090	Quarterly	06/21/2029		9,863,500	0	40	40	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	8.155	Quarterly	06/24/2029		18,927,300	0	67	67	0	(8)
Pay	3-Month COP-IBR Compounded-OIS	8.180	Quarterly	07/05/2029		16,000,000	0	(61)	(61)	7	0
Pay	3-Month COP-IBR Compounded-OIS	7.770	Quarterly	07/18/2029		77,771,500	0	(579)	(579)	33	0
Receive	3-Month COP-IBR Compounded-OIS	8.010	Quarterly	07/30/2029		8,539,500	0	45	45	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	7.390	Quarterly	09/05/2029		30,014,800	0	(322)	(322)	14	0
Pay	3-Month COP-IBR Compounded-OIS	7.400	Quarterly	09/09/2029		14,352,800	0	(153)	(153)	7	0
Pay	3-Month COP-IBR Compounded-OIS	7.105	Quarterly	09/26/2029		13,386,000	0	(177)	(177)	6	0
Pay	3-Month COP-IBR Compounded-OIS	7.140	Quarterly	09/26/2029		15,068,000	0	(194)	(194)	7	0
Pay	3-Month COP-IBR Compounded-OIS	7.170	Quarterly	09/27/2029		12,807,100	0	(161)	(161)	6	0
Pay	3-Month COP-IBR Compounded-OIS	7.110	Quarterly	10/02/2029		39,060,000	0	(558)	(558)	18	0
Pay	3-Month COP-IBR Compounded-OIS	7.760	Quarterly	11/21/2029		34,948,500	0	(281)	(281)	18	0
Pay	3-Month COP-IBR Compounded-OIS	7.765	Quarterly	12/05/2029		8,720,800	0	(70)	(70)	4	0
Pay	3-Month COP-IBR Compounded-OIS	7.750	Quarterly	12/18/2029		27,658,300	0	(224)	(224)	14	0
Receive	3-Month COP-IBR Compounded-OIS	8.300	Quarterly	12/20/2029		16,819,300	0	51	51	0	(9)
Receive	3-Month COP-IBR Compounded-OIS	8.340	Quarterly	12/20/2029		26,467,400	0	70	70	0	(14)
Receive	3-Month COP-IBR Compounded-OIS	8.435	Quarterly	12/23/2029		19,845,600	0	35	35	0	(11)
Receive	3-Month COP-IBR Compounded-OIS	8.475	Quarterly	12/23/2029		9,451,500	0	13	13	0	(5)
Pay	3-Month COP-IBR Compounded-OIS	8.250	Quarterly	03/19/2030		14,947,000	0	(58)	(58)	9	0
Pay	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	03/19/2030		19,796,200	0	(29)	(29)	12	0
Receive	3-Month COP-IBR Compounded-OIS	8.540	Quarterly	03/19/2030		39,236,100	0	43	43	0	(23)
Pay	3-Month COP-IBR Compounded-OIS	8.611	Quarterly	03/19/2030		24,427,500	0	(10)	(10)	15	0
Pay	3-Month COP-IBR Compounded-OIS	8.650	Quarterly	03/19/2030		8,442,000	0	0	0	5	0
Pay	3-Month COP-IBR Compounded-OIS	8.687	Quarterly	03/19/2030		21,823,900	0	7	7	13	0
Pay	3-Month COP-IBR Compounded-OIS	8.790	Quarterly	03/19/2030		16,851,000	0	22	22	10	0
Pay	3-Month COP-IBR Compounded-OIS	8.535	Quarterly	06/18/2030		30,470,700	0	(37)	(37)	19	0
Receive	3-Month COP-IBR Compounded-OIS	8.020	Quarterly	12/04/2030		2,958,600	(24)	47	23	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	4.155	Quarterly	01/15/2031		34,133,000	1,326	428	1,754	0	(19)
Receive	3-Month COP-IBR Compounded-OIS	4.115	Quarterly	02/01/2031		13,423,000	527	(248)	279	0	(7)
Receive	3-Month COP-IBR Compounded-OIS	5.950	Quarterly	03/26/2031		6,198,160	108	83	191	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	7.705	Quarterly	03/26/2031		14,268,750	(63)	229	166	0	(10)
Receive	3-Month COP-IBR Compounded-OIS	7.540	Quarterly	08/09/2031		13,200,000	0	197	197	0	(9)
Receive	3-Month COP-IBR Compounded-OIS	7.580	Quarterly	08/09/2031		13,275,200	0	192	192	0	(9)
Receive	3-Month COP-IBR Compounded-OIS	7.650	Quarterly	08/12/2031		12,195,800	0	166	166	0	(9)
Receive	3-Month COP-IBR Compounded-OIS	7.520	Quarterly	08/13/2031		11,596,300	0	176	176	0	(8)
Receive	3-Month COP-IBR Compounded-OIS	7.410	Quarterly	09/30/2031		16,549,600	205	65	270	0	(12)
Pay	3-Month COP-IBR Compounded-OIS	8.690	Quarterly	12/26/2031		52,936,000	0	(98)	(98)	41	0
Pay	3-Month COP-IBR Compounded-OIS	9.045	Quarterly	12/30/2031		14,556,100	0	34	34	12	0
Receive	3-Month COP-IBR Compounded-OIS	7.800	Quarterly	06/30/2032		9,011,400	(47)	171	124	0	(7)
Receive	3-Month COP-IBR Compounded-OIS	9.490	Quarterly	06/30/2032		231,550	(3)	1	(2)	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.490	Quarterly	06/30/2032		231,550	3	(1)	2	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.990	Quarterly	11/25/2034		42,551,500	62	682	744	0	(28)
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029	EUR	600	(1)	21	20	1	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		2,200	(3)	80	77	4	0

100	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month EUR-EURIBOR	2.950%	Annual	06/12/2029	EUR	100	$0	$4	$4	$0	$0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		5,800	(143)	(66)	(209)	0	(11)
Pay	3-Month EUR-EURIBOR	2.248	Annual	09/30/2029		9,000	(9)	70	61	14	0
Pay	3-Month EUR-EURIBOR	2.235	Annual	10/07/2029		44,800	18	(494)	(476)	77	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		900	(3)	28	25	4	0
Receive	3-Month ILS-TELBOR	3.590	Annual	05/18/2028	ILS	25,800	(1)	(81)	(82)	0	(6)
Receive	3-Month ILS-TELBOR	3.792	Annual	11/06/2028		52,400	173	(155)	18	0	(16)
Pay	3-Month ILS-TELBOR	4.100	Annual	09/10/2029		47,200	0	250	250	21	0
Pay	3-Month ILS-TELBOR	4.130	Annual	09/10/2029		28,200	0	160	160	13	0
Pay	3-Month ILS-TELBOR	4.180	Annual	09/11/2029		23,700	0	149	149	11	0
Pay	3-Month ILS-TELBOR	4.161	Annual	09/12/2029		23,460	0	142	142	10	0
Pay	3-Month ILS-TELBOR	4.073	Annual	09/13/2029		12,300	0	61	61	5	0
Pay	3-Month ILS-TELBOR	4.080	Annual	09/13/2029		7,200	0	36	36	3	0
Pay	3-Month ILS-TELBOR	4.100	Annual	09/18/2029		15,800	0	84	84	7	0
Pay	3-Month ILS-TELBOR	4.165	Annual	09/18/2029		5,400	1	32	33	2	0
Pay	3-Month ILS-TELBOR	4.095	Annual	09/19/2029		6,300	0	33	33	3	0
Pay	3-Month ILS-TELBOR	4.240	Annual	09/19/2029		2,600	0	18	18	1	0
Pay	3-Month ILS-TELBOR	4.210	Annual	09/20/2029		11,500	0	77	77	5	0
Pay	3-Month ILS-TELBOR	4.260	Annual	09/23/2029		7,100	0	52	52	3	0
Pay	3-Month ILS-TELBOR	4.280	Annual	09/23/2029		4,300	0	32	32	2	0
Pay	3-Month ILS-TELBOR	4.315	Annual	09/24/2029		14,000	0	111	111	6	0
Pay	3-Month ILS-TELBOR	4.115	Annual	11/27/2029		20,300	0	54	54	10	0
Receive	3-Month ILS-TELBOR	4.080	Annual	12/04/2029		19,400	0	(43)	(43)	0	(9)
Receive	3-Month ILS-TELBOR	4.070	Annual	12/09/2029		46,300	(25)	(72)	(97)	0	(22)
Receive	3-Month ILS-TELBOR	3.938	Annual	12/11/2029		7,900	0	(4)	(4)	0	(4)
Receive	3-Month ILS-TELBOR	3.960	Annual	12/11/2029		4,025	0	(3)	(3)	0	(2)
Receive	3-Month ILS-TELBOR	4.160	Annual	01/16/2030		8,500	0	(2)	(2)	0	(4)
Receive	3-Month ILS-TELBOR	4.058	Annual	01/24/2030		19,925	0	19	19	0	(10)
Receive	3-Month ILS-TELBOR	4.015	Annual	02/04/2030		19,500	0	28	28	0	(10)
Receive	3-Month ILS-TELBOR	3.929	Annual	02/10/2030		20,400	0	50	50	0	(10)
Receive	3-Month ILS-TELBOR	3.925	Annual	02/13/2030		9,800	0	25	25	0	(5)
Receive	3-Month ILS-TELBOR	3.915	Annual	03/04/2030		8,100	0	21	21	0	(4)
Pay(5)	3-Month KRW-KORIBOR	2.615	Quarterly	12/17/2026	KRW	97,162,920	0	69	69	42	0
Pay	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2027		87,424,830	(81)	71	(10)	75	0
Receive	3-Month KRW-KORIBOR	3.820	Quarterly	12/20/2028		7,310,720	(221)	(5)	(226)	0	(12)
Receive	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2030		936,490	4	(2)	2	0	(2)
Receive	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2035		31,811,110	407	(162)	245	0	(157)
Pay	3-Month PLN-WIBOR	4.680	Annual	04/25/2029	PLN	7,700	0	(3)	(3)	5	0
Receive	3-Month PLN-WIBOR	5.000	Annual	04/25/2029		33,400	0	(87)	(87)	0	(22)
Receive	3-Month PLN-WIBOR	4.820	Annual	07/25/2029		33,200	0	(165)	(165)	0	(22)
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		23,200	0	(128)	(128)	0	(16)
Receive	3-Month PLN-WIBOR	5.010	Annual	07/25/2029		31,600	0	(201)	(201)	0	(21)
Pay	3-Month PLN-WIBOR	4.794	Annual	10/25/2029		1,200	0	0	0	1	0
Pay	3-Month PLN-WIBOR	4.855	Annual	02/10/2030		51,000	46	60	106	43	0
Pay	3-Month PLN-WIBOR	4.760	Annual	10/25/2033		7,100	0	(8)	(8)	13	0
Pay	3-Month PLN-WIBOR	4.850	Annual	10/25/2033		16,000	0	9	9	29	0
Pay	3-Month PLN-WIBOR	4.970	Annual	10/25/2033		2,900	0	8	8	5	0
Pay	3-Month PLN-WIBOR	5.055	Annual	10/25/2033		19,100	0	78	78	36	0
Pay	3-Month PLN-WIBOR	5.155	Annual	10/25/2034		23,900	0	136	136	47	0
Receive	3-Month SEK-STIBOR	2.021	Annual	10/07/2029	SEK	293,900	(9)	674	665	0	(39)
Pay	3-Month SEK-STIBOR	2.298	Annual	10/07/2029		291,800	1	(281)	(280)	40	0
Receive	3-Month ZAR-JIBAR	8.100	Quarterly	06/05/2026	ZAR	94,500	0	(43)	(43)	0	(2)
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026		257,500	(362)	200	(162)	6	0
Receive	3-Month ZAR-JIBAR	9.290	Quarterly	05/26/2028		138,000	(352)	(43)	(395)	0	(9)
Pay	3-Month ZAR-JIBAR	8.440	Quarterly	11/02/2028		101,700	79	88	167	8	0
Receive	3-Month ZAR-JIBAR	8.410	Quarterly	11/10/2028		145,200	(103)	(127)	(230)	0	(12)
Receive	3-Month ZAR-JIBAR	8.140	Quarterly	11/16/2028		41,400	(6)	(39)	(45)	0	(3)
Pay	3-Month ZAR-JIBAR	7.560	Quarterly	08/23/2029		238,000	(62)	22	(40)	27	0
Pay	3-Month ZAR-JIBAR	7.980	Quarterly	01/31/2030		263,400	0	160	160	36	0
Pay	3-Month ZAR-JIBAR	8.355	Quarterly	01/31/2030		45,700	(26)	93	67	6	0
Receive	3-Month ZAR-JIBAR	8.820	Quarterly	01/31/2030		312,300	(722)	(67)	(789)	0	(44)
Pay	3-Month ZAR-JIBAR	7.730	Quarterly	03/12/2030		131,400	(16)	13	(3)	19	0
Receive	3-Month ZAR-JIBAR	7.775	Quarterly	03/18/2030		154,000	0	(11)	(11)	0	(22)
Pay(5)	3-Month ZAR-JIBAR	7.860	Quarterly	06/18/2030		154,000	0	18	18	24	0
Pay(5)	3-Month ZAR-JIBAR	7.810	Quarterly	06/20/2030		65,896	0	0	0	10	0
Pay	3-Month ZAR-JIBAR	8.160	Quarterly	03/31/2032		24,200	0	(2)	(2)	5	0
Pay	3-Month ZAR-JIBAR	8.190	Quarterly	03/31/2032		69,900	0	0	0	14	0
Pay	3-Month ZAR-JIBAR	8.872	Quarterly	07/24/2034		35,600	28	0	28	10	0
Receive	6-Month CLP-CHILIBOR	4.800	Semi-Annual	02/13/2026	CLP	4,399,100	1	7	8	0	(1)
Receive	6-Month CLP-CHILIBOR	4.775	Semi-Annual	02/23/2026		23,512,800	121	(76)	45	0	(6)
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	06/28/2026		23,540,000	0	150	150	10	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	101

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month CLP-CHILIBOR	4.960%	Semi-Annual	03/19/2027	CLP	5,258,800	$0	$(5)	$(5)	$0	$(3)
Receive	6-Month CLP-CHILIBOR	3.731	Semi-Annual	07/20/2028		7,185,000	491	(185)	306	0	(7)
Pay	6-Month CLP-CHILIBOR	4.540	Semi-Annual	10/01/2028		2,719,700	0	(49)	(49)	3	0
Receive	6-Month CLP-CHILIBOR	5.160	Semi-Annual	10/01/2028		1,343,200	(28)	20	(8)	0	(2)
Receive	6-Month CLP-CHILIBOR	5.220	Semi-Annual	10/01/2028		2,906,700	(68)	43	(25)	0	(3)
Receive	6-Month CLP-CHILIBOR	5.920	Semi-Annual	10/02/2028		3,855,000	(204)	65	(139)	0	(5)
Receive	6-Month CLP-CHILIBOR	6.000	Semi-Annual	10/02/2028		7,589,000	(427)	130	(297)	0	(9)
Receive	6-Month CLP-CHILIBOR	5.780	Semi-Annual	10/03/2028		2,718,600	(128)	45	(83)	0	(3)
Pay	6-Month CLP-CHILIBOR	5.500	Semi-Annual	11/13/2028		4,461,100	87	1	88	6	0
Pay	6-Month CLP-CHILIBOR	5.050	Semi-Annual	07/19/2029		4,076,800	2	0	2	5	0
Receive	6-Month CLP-CHILIBOR	5.280	Semi-Annual	02/28/2030		10,778,000	0	(106)	(106)	0	(14)
Pay	6-Month CLP-CHILIBOR	5.285	Semi-Annual	03/19/2030		2,552,200	0	25	25	3	0
Pay	6-Month CLP-CHILIBOR	5.500	Semi-Annual	03/19/2030		1,651,000	0	33	33	2	0
Pay	6-Month CLP-CHILIBOR	5.550	Semi-Annual	03/19/2030		156,550	0	3	3	0	0
Pay	6-Month CLP-CHILIBOR	5.150	Semi-Annual	06/18/2030		6,054,800	1	14	15	7	0
Pay	6-Month CLP-CHILIBOR	5.180	Semi-Annual	06/18/2030		4,571,400	0	18	18	5	0
Pay	6-Month CLP-CHILIBOR	5.070	Semi-Annual	06/24/2031		9,480,000	0	(47)	(47)	12	0
Receive	6-Month CLP-CHILIBOR	6.146	Semi-Annual	10/30/2032		18,995,000	(132)	(1,114)	(1,246)	0	(39)
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	04/01/2033		2,078,800	(77)	53	(24)	0	(4)
Pay	6-Month CLP-CHILIBOR	5.560	Semi-Annual	04/01/2033		1,651,000	0	37	37	3	0
Pay	6-Month CLP-CHILIBOR	5.660	Semi-Annual	04/01/2033		1,555,000	0	46	46	3	0
Receive(5)	6-Month CLP-CHILIBOR	5.250	Annual	05/13/2033		3,525,300	0	13	13	0	(1)
Receive	6-Month CLP-CHILIBOR	5.300	Semi-Annual	05/18/2033		2,201,210	(63)	55	(8)	0	(4)
Receive	6-Month CLP-CHILIBOR	5.360	Semi-Annual	05/18/2033		1,393,000	(46)	35	(11)	0	(3)
Receive	6-Month CLP-CHILIBOR	5.790	Semi-Annual	10/06/2033		5,204,000	(343)	131	(212)	0	(11)
Receive	6-Month CLP-CHILIBOR	5.940	Semi-Annual	10/20/2033		1,185,100	(92)	30	(62)	0	(2)
Receive	6-Month CLP-CHILIBOR	5.990	Semi-Annual	10/20/2033		11,005,540	(896)	275	(621)	0	(23)
Receive	6-Month CLP-CHILIBOR	6.235	Semi-Annual	10/26/2033		3,462,700	(349)	88	(261)	0	(8)
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	11/16/2033		2,437,000	84	(60)	24	5	0
Pay	6-Month CLP-CHILIBOR	5.230	Semi-Annual	11/17/2033		4,836,500	102	(119)	(17)	9	0
Pay	6-Month CLP-CHILIBOR	4.920	Semi-Annual	02/13/2034		1,050,300	(2)	(28)	(30)	2	0
Pay	6-Month CLP-CHILIBOR	5.030	Semi-Annual	02/23/2034		5,540,500	(51)	(61)	(112)	11	0
Pay	6-Month CLP-CHILIBOR	5.313	Semi-Annual	04/25/2034		5,249,900	0	6	6	10	0
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	04/26/2034		5,158,800	0	26	26	10	0
Pay(5)	6-Month CLP-CHILIBOR	5.750	Annual	05/13/2034		3,609,000	0	(5)	(5)	0	0
Receive	6-Month CLP-CHILIBOR	5.450	Semi-Annual	06/28/2034		5,759,000	0	(65)	(65)	0	(11)
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	07/03/2034		3,768,300	0	27	27	7	0
Pay	6-Month CLP-CHILIBOR	4.890	Semi-Annual	10/01/2034		2,141,900	0	(79)	(79)	4	0
Pay	6-Month CLP-CHILIBOR	5.440	Semi-Annual	02/28/2035		6,101,000	0	44	44	13	0
Pay	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	318,230	465	359	824	29	0
Pay	6-Month CZK-PRIBOR	4.388	Annual	11/15/2028		392,300	521	22	543	39	0
Pay	6-Month CZK-PRIBOR	3.765	Annual	01/09/2029		215,600	60	20	80	23	0
Pay	6-Month CZK-PRIBOR	3.645	Annual	02/01/2029		615,200	0	116	116	63	0
Receive	6-Month CZK-PRIBOR	3.534	Annual	03/21/2029		140,600	0	(3)	(3)	0	(14)
Pay	6-Month CZK-PRIBOR	4.250	Annual	04/18/2029		166,500	205	158	363	18	0
Receive	6-Month CZK-PRIBOR	4.130	Annual	06/03/2029		174,800	1	(344)	(343)	0	(20)
Receive	6-Month CZK-PRIBOR	3.530	Annual	07/15/2029		320,500	0	(236)	(236)	0	(38)
Pay	6-Month CZK-PRIBOR	3.580	Annual	10/25/2029		417,000	(5)	1	(4)	49	0
Pay	6-Month CZK-PRIBOR	3.365	Annual	11/28/2029		239,200	(165)	67	(98)	30	0
Receive	6-Month CZK-PRIBOR	3.550	Annual	01/24/2030		160,300	(23)	30	7	0	(21)
Pay	6-Month CZK-PRIBOR	3.470	Annual	02/05/2030		401,200	16	(94)	(78)	52	0
Pay	6-Month CZK-PRIBOR	4.220	Annual	03/21/2033		271,100	559	(129)	430	63	0
Receive	6-Month CZK-PRIBOR	3.524	Annual	02/16/2034		364,200	(2)	254	252	0	(92)
Receive	6-Month CZK-PRIBOR	3.528	Annual	07/29/2034		114,700	0	2	2	0	(31)
Receive	6-Month CZK-PRIBOR	3.566	Annual	07/30/2034		44,300	0	(6)	(6)	0	(12)
Receive	6-Month CZK-PRIBOR	3.475	Annual	07/31/2034		44,300	0	9	9	0	(12)
Receive	6-Month CZK-PRIBOR	3.445	Annual	08/01/2034		74,700	0	23	23	0	(20)
Receive(5)	6-Month EUR-EURIBOR	2.000	Annual	09/17/2027	EUR	55,800	253	(66)	187	0	(45)
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/07/2029		52,300	(304)	444	140	0	(91)
Receive	6-Month EUR-EURIBOR	2.287	Annual	11/25/2029		16,000	(1)	105	104	0	(32)
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		30,200	480	(220)	260	0	(67)
Receive	6-Month EUR-EURIBOR	3.100	Annual	09/20/2030		18,300	(754)	(232)	(986)	0	(40)
Receive	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		3,800	(230)	2	(228)	0	(14)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		2,000	(8)	(88)	(96)	0	(8)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		1,000	(4)	(55)	(59)	0	(4)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		500	(2)	(29)	(31)	0	(2)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		1,700	(7)	(72)	(79)	0	(7)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		2,200	(8)	(82)	(90)	0	(9)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		1,600	(6)	(49)	(55)	0	(6)
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		2,800	(11)	(80)	(91)	0	(11)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		2,800	(10)	(61)	(71)	0	(11)

102	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month EUR-EURIBOR	2.910%	Annual	12/29/2033	EUR	1,600	$(5)	$(39)	$(44)	$0	$(7)
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		2,700	(10)	(2)	(12)	0	(11)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		1,400	(4)	24	20	5	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		1,300	(4)	(19)	(23)	0	(5)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		98,140	(4,239)	307	(3,932)	415	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		5,300	552	(418)	134	44	0
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		35,970	2,571	361	2,932	0	(283)
Pay	6-Month HUF-BBR	1.243	Annual	09/08/2025	HUF	4,421,600	(983)	745	(238)	0	(2)
Pay	6-Month HUF-BBR	2.420	Annual	08/02/2026		5,709,600	(1,283)	553	(730)	0	(5)
Pay	6-Month HUF-BBR	4.790	Annual	01/17/2027		11,376,280	(797)	(240)	(1,037)	0	(25)
Receive	6-Month HUF-BBR	8.700	Annual	01/16/2028		6,147,700	(5)	(916)	(921)	35	0
Pay	6-Month HUF-BBR	7.330	Annual	11/06/2028		2,500,100	504	(345)	159	0	(19)
Receive	6-Month HUF-BBR	5.440	Annual	01/15/2029		1,473,600	9	160	169	12	0
Receive	6-Month HUF-BBR	6.450	Annual	06/06/2029		519,900	0	(32)	(32)	5	0
Receive	6-Month HUF-BBR	6.299	Annual	06/10/2029		941,300	0	(42)	(42)	8	0
Pay	6-Month HUF-BBR	6.090	Annual	10/21/2029		8,084,100	(385)	(165)	(550)	0	(74)
Pay	6-Month HUF-BBR	6.079	Annual	10/22/2029		1,089,100	(60)	(16)	(76)	0	(10)
Pay	6-Month HUF-BBR	1.760	Annual	01/21/2030		1,937,700	(1,030)	(53)	(1,083)	0	(18)
Pay	6-Month HUF-BBR	6.363	Annual	01/31/2030		4,291,500	0	(177)	(177)	0	(40)
Pay	6-Month HUF-BBR	6.430	Annual	02/04/2030		2,715,500	0	(92)	(92)	0	(25)
Pay	6-Month HUF-BBR	6.511	Annual	02/05/2030		5,127,600	0	(126)	(126)	0	(48)
Pay	6-Month HUF-BBR	6.392	Annual	03/11/2030		3,054,800	0	(116)	(116)	0	(28)
Pay	6-Month HUF-BBR	6.650	Annual	03/13/2030		1,331,700	0	(12)	(12)	0	(12)
Pay	6-Month HUF-BBR	2.680	Annual	06/29/2031		1,905,500	(946)	(87)	(1,033)	0	(17)
Receive	6-Month HUF-BBR	6.100	Annual	02/08/2034		1,362,200	0	208	208	17	0
Receive	6-Month PLN-WIBOR	0.655	Annual	05/21/2025	PLN	39,700	588	(360)	228	2	0
Pay	6-Month PLN-WIBOR	5.520	Annual	03/20/2026		7,500	22	(21)	1	0	0
Pay	6-Month PLN-WIBOR	1.460	Annual	05/28/2026		16,700	(308)	95	(213)	0	0
Pay	6-Month PLN-WIBOR	5.158	Annual	03/22/2027		155,800	(121)	310	189	47	0
Receive	6-Month PLN-WIBOR	5.175	Annual	03/24/2027		48,900	(183)	119	(64)	0	(15)
Receive	6-Month PLN-WIBOR	5.470	Annual	04/08/2027		76,800	(464)	(264)	(728)	0	(25)
Receive	6-Month PLN-WIBOR	5.960	Annual	04/25/2027		82,900	(815)	(284)	(1,099)	0	(26)
Receive	6-Month PLN-WIBOR	4.910	Annual	07/25/2027		6,320	(15)	(27)	(42)	0	(2)
Receive	6-Month PLN-WIBOR	4.735	Annual	10/09/2028		38,600	(91)	118	27	0	(20)
Receive	6-Month PLN-WIBOR	4.560	Annual	11/06/2028		59,900	(25)	149	124	0	(31)
Pay	6-Month PLN-WIBOR	4.440	Annual	01/09/2029		52,900	(12)	(122)	(134)	27	0
Pay	6-Month PLN-WIBOR	4.730	Annual	02/16/2029		23,000	0	11	11	13	0
Pay	6-Month PLN-WIBOR	4.810	Annual	02/16/2029		27,800	0	34	34	16	0
Pay	6-Month PLN-WIBOR	4.660	Annual	02/19/2029		22,200	0	(3)	(3)	12	0
Pay	6-Month PLN-WIBOR	4.970	Annual	03/21/2029		45,900	9	130	139	30	0
Pay	6-Month PLN-WIBOR	5.020	Annual	03/21/2029		12,500	0	44	44	8	0
Pay	6-Month PLN-WIBOR	4.923	Annual	03/22/2029		54,800	(21)	164	143	35	0
Receive	6-Month PLN-WIBOR	4.510	Annual	04/25/2029		63,600	0	143	143	0	(41)
Receive	6-Month PLN-WIBOR	4.545	Annual	04/25/2029		33,300	0	63	63	0	(21)
Pay	6-Month PLN-WIBOR	5.105	Annual	07/12/2029		6,800	0	74	74	5	0
Pay	6-Month PLN-WIBOR	4.865	Annual	07/18/2029		18,300	0	151	151	12	0
Pay	6-Month PLN-WIBOR	4.750	Annual	08/02/2029		17,600	0	122	122	12	0
Receive	6-Month PLN-WIBOR	4.259	Annual	08/08/2029		16,100	0	(21)	(21)	0	(11)
Receive	6-Month PLN-WIBOR	4.388	Annual	08/09/2029		23,800	0	(66)	(66)	0	(16)
Receive	6-Month PLN-WIBOR	4.415	Annual	08/12/2029		29,100	0	(88)	(88)	0	(20)
Pay	6-Month PLN-WIBOR	4.560	Annual	09/02/2029		13,700	(16)	82	66	10	0
Receive	6-Month PLN-WIBOR	5.220	Annual	03/20/2033		14,700	(166)	50	(116)	0	(27)
Receive	6-Month PLN-WIBOR	5.310	Annual	03/21/2033		29,200	(379)	104	(275)	0	(53)
Receive	6-Month PLN-WIBOR	4.740	Annual	10/25/2033		16,800	(38)	71	33	0	(30)
Pay	28-Day MXN-TIIE	9.295	Lunar	12/29/2025	MXN	41,400	0	10	10	0	0
Pay	28-Day MXN-TIIE	8.075	Lunar	03/17/2027		334,900	0	43	43	0	0
Pay(5)	28-Day MXN-TIIE	9.295	Lunar	10/30/2028		41,400	21	38	59	1	0
Receive	28-Day MXN-TIIE	8.250	Lunar	03/01/2029		79,000	0	(34)	(34)	0	(1)
Pay	28-Day MXN-TIIE	9.065	Lunar	03/01/2029		428,400	0	778	778	7	0
Receive	28-Day MXN-TIIE	8.485	Lunar	05/31/2029		163,200	0	(140)	(140)	0	(3)
Receive	28-Day MXN-TIIE	8.495	Lunar	05/31/2029		486,700	0	(427)	(427)	0	(9)
Pay	28-Day MXN-TIIE	8.620	Lunar	12/05/2029		256,800	0	292	292	6	0
Receive	28-Day MXN-TIIE	8.665	Lunar	12/11/2029		179,900	0	(222)	(222)	0	(4)
Pay	28-Day MXN-TIIE	8.800	Lunar	12/12/2029		199,200	(22)	320	298	5	0
Receive	28-Day MXN-TIIE	8.950	Lunar	12/17/2029		238,600	0	(429)	(429)	0	(6)
Pay	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		83,900	0	182	182	2	0
Pay	28-Day MXN-TIIE	9.150	Lunar	12/31/2029		27,600	0	60	60	1	0
Receive	28-Day MXN-TIIE	9.180	Lunar	01/08/2030		117,800	0	(266)	(266)	0	(3)
Pay	28-Day MXN-TIIE	8.650	Lunar	01/31/2030		28,000	0	34	34	1	0
Receive	28-Day MXN-TIIE	8.267	Lunar	02/28/2030		679,400	0	(293)	(293)	0	(16)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	103

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	28-Day MXN-TIIE	8.360%	Lunar	03/13/2030	MXN	21,200	$0	$14	$14	$1	$0
Receive	28-Day MXN-TIIE	8.480	Lunar	03/13/2030		51,300	0	(45)	(45)	0	(1)
Receive	28-Day MXN-TIIE	8.595	Lunar	03/13/2030		357,000	0	(399)	(399)	0	(9)
Pay	28-Day MXN-TIIE	8.290	Lunar	02/27/2032		53,500	0	13	13	0	0
Pay	28-Day MXN-TIIE	8.545	Lunar	11/23/2034		60,700	0	38	38	0	0
Receive	28-Day MXN-TIIE	8.820	Lunar	11/23/2034		78,800	0	(120)	(120)	0	0
Receive	28-Day MXN-TIIE	9.131	Lunar	12/11/2034		88,600	0	(226)	(226)	0	(2)
Pay	28-Day MXN-TIIE	9.370	Lunar	12/21/2034		88,800	0	298	298	2	0
Pay	28-Day MXN-TIIE	9.340	Lunar	12/27/2034		124,400	0	404	404	3	0
Pay	28-Day MXN-TIIE	9.295	Lunar	12/28/2034		84,000	0	260	260	2	0
Pay	28-Day MXN-TIIE	9.295	Lunar	12/29/2034		128,100	0	397	397	3	0
Receive	28-Day MXN-TIIE	8.855	Lunar	02/09/2035		212,900	0	(347)	(347)	0	(6)
Receive	28-Day MXN-TIIE	8.515	Lunar	02/22/2035		138,300	0	(64)	(64)	0	(4)
Receive	28-Day MXN-TIIE	8.640	Lunar	03/07/2035		92,000	0	(83)	(83)	0	(3)
Receive	28-Day MXN-TIIE	8.655	Lunar	03/07/2035		68,900	0	(65)	(65)	0	(2)
Receive	28-Day MXN-TIIE	8.740	Lunar	03/07/2035		34,400	0	(43)	(43)	0	(1)
Receive(5)	CAONREPO	2.750	Semi-Annual	09/15/2027	CAD	5,100	(25)	(8)	(33)	0	(2)
Receive(5)	CAONREPO	2.750	Semi-Annual	09/15/2030		37,400	(274)	(130)	(404)	0	(49)
Pay(5)	CAONREPO	3.000	Semi-Annual	09/15/2035		38,400	512	63	575	105	0
Receive(5)	CAONREPO	3.000	Semi-Annual	09/15/2055		7,500	(59)	(51)	(110)	0	(57)

							$(17,374)	$(16,234)	$(33,608)	$4,942	$(5,407)

Total Swap Agreements							$(17,314)	$(16,243)	$(33,557)	$4,942	$(5,409)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$195	$4,942	$5,137	$0	$(188)	$(5,409)	$(5,597)

Cash of $35,333 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	118,584		$786	$0	$(4)
	04/2025	SGD	23		17	0	0
	04/2025		$7,121	AUD	11,258	0	(87)
	05/2025	AUD	11,257		$7,123	87	0
	05/2025	CNH	10,697		1,477	2	(1)
	05/2025		$766	CNH	5,607	8	0

104	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025		$747	JPY	112,385	$4	$0
	05/2025		17	SGD	23	0	0
	06/2025	CNH	71,781		$9,902	9	(38)
	06/2025		$1,401	CNH	10,246	16	0
	07/2025		739		5,323	0	(1)
	08/2025		738		5,324	1	0
	09/2025	PHP	403,237		$7,208	190	0
BOA	04/2025	CAD	9,918		6,878	0	(14)
	04/2025	CZK	28,451		1,176	0	(57)
	04/2025	DOP	138,880		2,183	0	(3)
	04/2025	KRW	300,759		205	1	0
	04/2025	MYR	36,750		8,273	0	(20)
	04/2025	PYG	589,040		74	0	0
	04/2025		$1,191	CZK	29,183	74	0
	04/2025		45	EGP	2,347	1	0
	04/2025		7,405	EUR	6,856	9	0
	04/2025		32,205	MYR	142,550	0	(19)
	04/2025		81	NOK	903	5	0
	05/2025	EGP	132,029		$2,548	0	(14)
	05/2025	IDR	2,369,580		142	0	0
	05/2025	TRY	33,322		713	0	(133)
	05/2025		$749	CNH	5,482	8	0
	05/2025		147	INR	12,653	0	0
	06/2025	CNH	186,918		$25,850	22	(32)
	06/2025	PHP	203,532		3,425	0	(123)
	06/2025		$5,424	CNH	39,470	37	0
	06/2025		205	KRW	299,627	0	(1)
	06/2025		2,165	PEN	7,914	0	(15)
	08/2025	CNH	2,905		$406	3	0
	08/2025	TWD	207		6	0	0
	08/2025		$7,115	CNH	51,257	5	0

BPS	04/2025	BRL	145,955		$25,412	0	(165)
	04/2025	CZK	260,015		11,054	67	(281)
	04/2025	EUR	58,954		61,818	0	(1,929)
	04/2025	IDR	147,615,570		8,907	49	0
	04/2025	ILS	640		174	1	0
	04/2025	INR	605,852		7,053	0	(20)
	04/2025	KRW	5,170,910		3,526	13	0
	04/2025	NOK	4,978		474	1	0
	04/2025	PHP	279,082		4,812	0	(59)
	04/2025	SGD	367		276	3	0
	04/2025	TRY	357,495		9,432	74	(42)
	04/2025	TWD	492,227		14,931	106	0
	04/2025		$25,116	BRL	145,955	462	(1)
	04/2025		1,886	CLP	1,797,950	7	0
	04/2025		8,252	CNY	59,174	0	(12)
	04/2025		32,108	CZK	780,910	1,733	0
	04/2025		6,884	GBP	5,446	151	0
	04/2025		14,316	IDR	235,076,855	0	(209)
	04/2025		8,550	INR	735,635	40	0
	04/2025		3,880	JPY	578,952	1	(21)
	04/2025		4,645	KRW	6,774,977	0	(43)
	04/2025		1,266	THB	42,681	0	(7)
	04/2025		6,281	TRY	244,260	50	0
	04/2025		10,010	TWD	329,832	0	(75)
	04/2025	ZAR	9,305		$509	2	0
	05/2025	CNH	3,295		455	1	0
	05/2025	GBP	617		799	2	0
	05/2025	IDR	7,627,562		458	1	0
	05/2025	JPY	51,799		346	0	(1)
	05/2025		$2,192	CNH	15,942	8	0
	05/2025		13,015	CNY	93,344	0	(13)
	05/2025		5,107	EUR	4,733	19	0
	05/2025		3,418	IDR	56,725,077	0	(18)
	05/2025		8,629	INR	739,681	3	0
	05/2025		474	NOK	4,978	0	(1)
	05/2025		3,527	SGD	4,727	0	(2)
	06/2025	AED	9,034		$2,460	0	0
	06/2025	KRW	274,779		193	6	0
	06/2025	TRY	9,530		242	13	0
	06/2025		$22,352	CNH	162,410	121	(3)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	105

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2025		$1,120	COP	4,691,228	$0	$(10)
	06/2025		23,358	PLN	90,693	120	(122)
	07/2025	TWD	45,298		$1,394	22	0
	08/2025		37,963		1,165	12	0
	08/2025		$1,573	CNH	11,299	0	(3)
	10/2025	BRL	87,700		$14,309	0	(403)
	10/2025	EUR	5,166		5,554	0	(96)
	05/2029	KWD	7,247		24,915	445	0
	07/2029		806		2,774	48	0

BRC	04/2025	INR	4,334,634		49,666	0	(971)
	04/2025	MYR	83,800		18,956	38	0
	04/2025	TRY	188,993		4,702	60	(244)
	04/2025		$6,536	CZK	149,494	0	(57)
	04/2025		15,336	EUR	14,112	0	(76)
	04/2025		973	GBP	751	0	(3)
	04/2025		17,656	IDR	289,634,684	0	(286)
	04/2025		44	INR	3,746	0	0
	04/2025		10,213	MYR	45,255	3	(2)
	04/2025		748	NOK	8,332	44	0
	04/2025		22,459	TRY	861,131	114	(132)
	05/2025	AUD	635		$398	1	0
	05/2025	GBP	751		973	3	0
	05/2025	INR	3,756		44	0	0
	05/2025	TRY	192,951		4,687	2	(49)
	05/2025		$7,061	CAD	10,100	0	(32)
	05/2025		49,537	INR	4,330,884	944	0
	05/2025		406	NOK	4,270	0	0
	05/2025		1,902	TRY	80,271	133	(34)
	06/2025	MXN	168,498		$8,222	72	0
	06/2025	TRY	222,458		5,372	12	(13)
	06/2025		$124	MXN	2,518	0	(2)
	06/2025		2,259	PLN	8,760	0	(3)
	06/2025		14,514	TRY	573,654	0	(601)
	07/2025	PEN	18,914		$5,124	0	(10)
	08/2025	CNH	109,065		15,163	12	0

BSH	04/2025	AUD	188		119	2	0
	04/2025	JPY	1,144,667		7,622	0	(10)
	04/2025	PEN	64,568		17,199	0	(368)
	05/2025		$7,622	JPY	1,140,812	10	0
	06/2025	PEN	8,068		$2,206	14	0
	06/2025		$5,916	PLN	22,801	0	(45)
	07/2025	PEN	37,220		$10,131	25	0

CBK	04/2025	AUD	2,160		1,362	12	0
	04/2025	BRL	40,405		6,964	0	(116)
	04/2025	CAD	29,130		20,248	32	(28)
	04/2025	CHF	176		200	1	0
	04/2025	CLP	1,797,950		1,956	62	0
	04/2025	CNY	16,502		2,298	0	0
	04/2025	COP	67,808,454		16,172	0	(40)
	04/2025	DOP	283,467		4,517	51	0
	04/2025	EGP	17,349		333	0	(10)
	04/2025	GBP	751		970	0	0
	04/2025	IDR	121,661,602		7,331	29	0
	04/2025	ILS	3,371		925	18	0
	04/2025	INR	34,853		408	0	0
	04/2025	PEN	16,355		4,397	0	(55)
	04/2025	TWD	154,775		4,718	57	0
	04/2025		$7,014	BRL	40,405	66	0
	04/2025		32,273	CAD	46,103	8	(242)
	04/2025		15,805	CNY	113,439	4	(12)
	04/2025		4,828	COP	21,653,580	349	0
	04/2025		4,130	CZK	99,301	173	0
	04/2025		343	EGP	17,349	0	0
	04/2025		2,212	EUR	2,020	0	(28)
	04/2025		33,846	IDR	555,530,904	0	(521)
	04/2025		4,332	INR	379,773	105	0
	04/2025		385	KRW	563,761	0	(2)
	04/2025		18,268	PEN	66,792	103	(193)
	04/2025		807	SEK	8,096	0	(2)
	04/2025		57,848	THB	1,963,392	191	(110)

106	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$1,185	TRY	54,222	$241	$0
	04/2025		5,787	TWD	189,677	0	(75)
	04/2025		102	UYU	4,279	0	(1)
	04/2025	UYU	47,472		$1,080	0	(42)
	05/2025	CAD	32,892		23,125	234	0
	05/2025	DOP	202,189		3,215	38	0
	05/2025	EUR	1,706		1,850	3	0
	05/2025	IDR	8,765,500		528	2	0
	05/2025	SEK	8,081		807	2	0
	05/2025		$2,166	AUD	3,440	0	(16)
	05/2025		14,668	CNY	105,207	0	(14)
	05/2025		400	EGP	21,049	10	0
	05/2025		3,406	IDR	56,584,094	0	(14)
	05/2025		3,766	INR	322,823	1	0
	05/2025		1,111	KZT	573,383	9	0
	05/2025		363	UYU	15,756	8	0
	06/2025	CLP	13,218,256		$14,091	177	0
	06/2025	CNH	38,406		5,299	0	(14)
	06/2025	EGP	122,743		2,358	9	0
	06/2025	KRW	6,600,155		4,608	114	0
	06/2025	MXN	33,798		1,665	30	0
	06/2025	PEN	4,525		1,226	0	(3)
	06/2025		$1,954	CLP	1,797,950	0	(62)
	06/2025		361	CNH	2,607	0	0
	06/2025		20,281	COP	85,702,616	44	(59)
	06/2025		493	EGP	26,162	8	0
	07/2025	TWD	74,589		$2,293	33	0
	08/2025	EGP	15,194		283	1	0
	08/2025	PEN	15,364		4,155	0	(13)
	08/2025	TWD	86,697		2,660	27	0
	10/2025		2,391	COP	11,648,952	324	0
	12/2025	PEN	54,889		$15,050	207	(1)
	12/2025		$714	EGP	40,739	7	0

DUB	04/2025	BRL	491,173		$85,525	0	(548)
	04/2025	EGP	15,122		295	0	0
	04/2025	EUR	6,985		7,479	28	(102)
	04/2025	IDR	70,773,389		4,303	58	0
	04/2025	ILS	3,402		936	20	0
	04/2025	JPY	88,200		600	12	0
	04/2025	NZD	630		360	2	0
	04/2025	PEN	14,893		4,062	10	0
	04/2025	SGD	6,722		5,020	17	0
	04/2025		$85,537	BRL	491,173	536	0
	04/2025		797	CHF	714	10	0
	04/2025		893	EGP	46,707	21	0
	04/2025		7,634	IDR	126,757,255	0	(29)
	04/2025		49,927	INR	4,350,533	895	0
	04/2025		362	NZD	630	0	(4)
	04/2025		2,226	PEN	8,097	0	(23)
	04/2025		5,060	SGD	6,815	13	0
	04/2025		53,622	THB	1,813,433	0	(163)
	05/2025	EGP	14,449		$278	0	0
	05/2025	IDR	1,045,088		63	0	0
	05/2025	NZD	630		362	4	0
	05/2025	PEN	1,488		391	0	(13)
	05/2025		$85,525	BRL	493,914	502	0
	05/2025		467	EGP	24,731	9	0
	05/2025		1,427	INR	125,067	31	0
	05/2025		2,167	KZT	1,120,338	21	0
	05/2025		10,373	RON	49,924	459	0
	05/2025		9	SGD	12	0	0
	06/2025	KRW	5,042,596		$3,519	86	0
	06/2025		$2,072	COP	8,729,329	0	(6)
	06/2025		981	EGP	51,692	6	0
	08/2025	CNH	25,640		$3,566	4	0
	08/2025		$5,131	CNH	36,765	0	(24)
	09/2025	PEN	8,122		$2,226	24	0
	09/2025		$123	KZT	64,959	0	0
	09/2025		4,062	PEN	14,938	0	(12)
	10/2025	EGP	19,709		$351	0	(8)
	11/2025	PKR	139,779		472	0	(13)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	107

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2025	INR	1,756,568		$19,988	$0	$(234)
	12/2025		$86	KZT	45,724	0	(2)

FAR	04/2025	AUD	5,758		$3,628	30	0
	04/2025	CHF	19,599		21,987	0	(166)
	04/2025	ILS	3,695		1,018	24	0
	04/2025	JPY	863,355		5,737	2	(20)
	04/2025		$4,577	AUD	7,338	17	(9)
	04/2025		902	CNY	6,454	0	(3)
	04/2025		31,163	HUF	11,496,817	0	(322)
	04/2025		9,474	MYR	41,829	0	(29)
	04/2025		65	TWD	2,145	0	(1)
	05/2025	AUD	2,160		$1,359	9	0
	05/2025	CNH	2,718		377	2	0
	05/2025		$5,440	JPY	816,183	20	0
	06/2025		11,397	PLN	44,085	0	(44)
	07/2025		377	CNH	2,708	0	(1)

GLM	04/2025	BRL	440,156		$76,925	220	(428)
	04/2025	IDR	98,099,538		5,908	22	0
	04/2025	KRW	457,885		312	1	0
	04/2025	PEN	105,961		28,283	0	(548)
	04/2025	THB	1,209,028		35,497	0	(141)
	04/2025		$76,034	BRL	440,156	1,099	0
	04/2025		10,002	COP	45,694,137	923	0
	04/2025		114	EGP	5,849	2	0
	04/2025		15,653	IDR	257,169,589	0	(227)
	04/2025		120	KRW	175,389	0	(1)
	04/2025		3,895	MYR	17,262	3	0
	04/2025		5,266	PEN	19,566	56	0
	04/2025		35,516	THB	1,209,028	157	0
	04/2025		3,516	TRY	142,819	243	(3)
	05/2025	DOP	931,729		$14,807	182	(1)
	05/2025	IDR	4,211,885		253	0	0
	05/2025		$728	CNH	5,331	8	0
	05/2025		9,050	DOP	568,522	0	(130)
	05/2025		1,377	EGP	71,845	20	0
	05/2025		5,531	IDR	91,926,948	0	(21)
	05/2025		54	KZT	28,090	1	0
	05/2025		34,675	RON	167,916	1,756	0
	05/2025		182	UYU	7,889	4	0
	06/2025	DOP	28,784		$450	1	0
	06/2025	EGP	59,419		1,132	0	(2)
	06/2025		$37,767	CNH	272,618	38	(87)
	06/2025		235	EGP	12,489	4	0
	06/2025		312	KRW	456,221	0	(1)
	06/2025		6,988	PLN	26,985	0	(40)
	06/2025		2,401	TRY	107,030	131	0
	07/2025	TWD	7,077		$218	3	0
	07/2025		$1,210	TRY	50,276	0	(40)
	07/2025		27	TWD	871	0	0
	08/2025	DOP	253,570		$3,977	62	0
	09/2025		1,388,716		21,570	171	0
	09/2025	PHP	2,179,402		37,320	150	(761)
	09/2025		$1,474	EGP	80,992	13	0
	10/2025	BRL	101,500		$16,924	0	(103)

IND	04/2025		$18	CHF	16	0	0
	05/2025	CHF	16		$18	0	0

JPM	04/2025	AUD	10,489		6,637	83	0
	04/2025	CZK	34,153		1,415	0	(65)
	04/2025	IDR	97,900,998		5,907	35	0
	04/2025	ILS	4,334		1,190	24	0
	04/2025	JPY	267,074		1,771	0	(10)
	04/2025	MXN	98,545		4,795	0	(17)
	04/2025	PHP	203,301		3,489	0	(60)
	04/2025	THB	778,209		23,011	66	(4)
	04/2025	TWD	4,577		139	2	0
	04/2025		$13,730	CAD	19,780	15	0
	04/2025		650	CNY	4,668	0	0
	04/2025		286	EGP	14,733	5	0
	04/2025		30,368	EUR	28,155	76	0
	04/2025		4,623	IDR	75,978,498	0	(66)

108	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$9,077	INR	787,830	$122	$0
	04/2025		2,943	JPY	438,695	0	(18)
	04/2025		88	KRW	128,671	0	(1)
	04/2025		17	SGD	23	0	0
	04/2025		7,227	THB	243,072	1	(56)
	04/2025		1,899	TWD	62,232	0	(25)
	04/2025		295	UYU	12,496	0	0
	04/2025	ZAR	5,134		$281	2	0
	05/2025	CNH	10,035		1,384	1	(2)
	05/2025	EUR	28,155		30,417	0	(76)
	05/2025	IDR	2,768,351		167	1	0
	05/2025	RON	129		27	0	(1)
	05/2025	TRY	56,951		1,448	48	0
	05/2025		$780	CNH	5,697	6	0
	05/2025		84	CNY	599	0	0
	05/2025		3,094	EGP	161,968	47	0
	05/2025		1,571	JPY	236,279	10	0
	05/2025		713	TRY	30,469	58	(5)
	06/2025	CNH	27,153		$3,720	0	(36)
	06/2025	COP	51,658,510		12,200	0	(25)
	06/2025	EGP	129,232		2,471	0	(3)
	06/2025	MXN	334,316		16,219	49	0
	06/2025	THB	145,744		4,240	0	(80)
	06/2025		$1,043	COP	4,293,844	0	(27)
	06/2025		3,239	EGP	171,618	45	0
	06/2025		5,571	MXN	113,936	0	(60)
	06/2025		387	NGN	620,870	5	0
	06/2025		22,837	PLN	88,467	35	(91)
	06/2025		2,484	TRY	98,314	0	(87)
	06/2025		605	ZAR	11,072	0	(5)
	07/2025	TWD	42,828		$1,317	20	0
	07/2025		$711	CNH	5,131	1	0
	08/2025	TWD	43,929		$1,348	14	0
	08/2025		$673	CNH	4,858	2	0
	08/2025		21	TWD	699	0	0
	09/2025	THB	83,881		$2,470	0	(32)
	11/2025	PKR	273,208		923	0	(25)

MBC	04/2025	CHF	356		402	0	0
	04/2025	EGP	131,035		2,548	0	(10)
	04/2025	GBP	2,789		3,512	0	(90)
	04/2025	HUF	26,087		71	1	0
	04/2025	JPY	731,000		4,865	2	(11)
	04/2025	SEK	8,124		766	0	(42)
	04/2025	TWD	6,034		187	5	0
	04/2025		$11,111	CAD	15,947	0	(29)
	04/2025		21,962	CHF	19,401	0	(33)
	04/2025		3,219	CNY	23,043	0	(10)
	04/2025		190	CZK	4,350	0	(2)
	04/2025		810	EGP	41,937	12	0
	04/2025		15,994	EUR	14,796	134	(130)
	04/2025		489	INR	42,465	7	0
	04/2025		5,024	JPY	745,800	0	(52)
	04/2025		4,217	MYR	18,670	0	(4)
	04/2025		145	SGD	193	0	(1)
	04/2025		1,318	TWD	43,307	0	(14)
	04/2025	ZAR	248,743		$13,550	2	(4)
	05/2025	CAD	5,036		3,525	20	0
	05/2025	CHF	19,332		21,962	33	0
	05/2025	CNH	8,275		1,142	1	(1)
	05/2025	IDR	1,689,790		102	0	0
	05/2025	INR	130,198		1,484	0	(33)
	05/2025	JPY	133,378		898	6	0
	05/2025	SGD	4,724		3,524	2	0
	05/2025		$765	CNH	5,559	2	0
	05/2025		780	EGP	41,183	19	0
	05/2025		2,447	GBP	1,891	0	(5)
	05/2025		2,546	JPY	382,400	12	0
	06/2025	KRW	370,643		$258	5	0
	06/2025		$64,020	CNH	467,539	665	0
	06/2025		1,541	EGP	81,603	21	0
	06/2025		146	MXN	2,981	0	(2)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	109

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2025		$6,690	PLN	25,821	$0	$(43)
	07/2025	TWD	22,211		$682	9	0
	07/2025		$341	CNH	2,460	0	0
	08/2025	CNH	4,343		$605	2	0
	08/2025	TWD	20,835		637	4	0
	08/2025		$3,423	CNH	24,752	15	0
	08/2025		307	EGP	16,903	6	0
	12/2025	CNH	462,452		$64,020	0	(697)
	03/2026		$1,483	EGP	87,590	15	0

MYI	04/2025	BRL	9,706		$1,662	0	(39)
	04/2025	CAD	42,773		30,003	279	0
	04/2025	EGP	111,778		2,181	0	(8)
	04/2025		$1,690	BRL	9,706	11	0
	04/2025		926	CNY	6,627	0	(3)
	04/2025		4,318	CZK	101,886	104	(6)
	04/2025		124	EGP	6,392	2	0
	04/2025		61	SGD	81	0	0
	04/2025		279	TWD	9,129	0	(4)
	04/2025		3,094	ZAR	56,247	0	(29)
	05/2025	EGP	65,764		$1,274	0	(2)
	05/2025	IDR	1,475,780		89	0	0
	05/2025	INR	1,439,264		16,408	0	(368)
	05/2025		$174	CNY	1,247	0	0
	06/2025	CNH	50,793		$7,004	0	(23)
	06/2025	EGP	134,170		2,548	0	(12)
	06/2025		$13,865	CNH	100,230	2	0
	06/2025		4,902	PLN	19,169	35	0
	12/2025	CZK	39,136	EUR	1,551	0	(4)
	10/2026		$1,723	AZN	3,083	0	(16)
	10/2027		3,446		6,341	0	(77)

NGF	06/2025	KRW	4,180,467		$2,934	87	0
	09/2025	PHP	564,060		10,081	264	0

RYL	06/2025	CNH	23,946		3,309	0	(4)
	06/2025		$13,454	CNH	96,984	0	(36)

SCX	04/2025	EGP	43,537		$849	0	(3)
	04/2025	INR	504,108		5,878	0	(8)
	04/2025	JPY	29,700		201	3	0
	04/2025	PEN	21,127		5,587	0	(162)
	04/2025	TWD	3,196		98	2	0
	04/2025		$641	CNY	4,591	0	(2)
	04/2025		270	EGP	14,095	5	0
	04/2025		17,527	IDR	287,068,042	0	(310)
	04/2025		7,055	JPY	1,059,994	12	0
	04/2025		88	KRW	128,534	0	(1)
	04/2025		29,341	PHP	1,684,821	68	0
	04/2025		382	TWD	12,566	0	(4)
	05/2025	CNH	6,903		$958	5	0
	05/2025	IDR	659,815		40	0	0
	05/2025	JPY	79,954		532	0	(3)
	05/2025	PKR	265,491		932	0	(10)
	05/2025	SGD	4,450		3,322	4	0
	05/2025		$462	EGP	24,397	12	0
	06/2025	CNH	12,069		$1,654	0	(16)
	06/2025	EGP	236,825		4,510	0	0
	06/2025	MXN	135,000		6,585	55	0
	06/2025		$9,321	CNH	67,979	84	0
	06/2025		1,477	EGP	78,256	21	0
	06/2025		1,595	NGN	2,573,941	32	0
	08/2025	CNH	25,671		$3,564	0	(2)
	08/2025	TWD	12,462		382	3	0
	09/2025	PHP	2,434,417		43,645	1,276	0

SOG	04/2025		$1,473	EGP	76,347	28	0
	05/2025	EGP	29,426		$566	0	(1)
	05/2025		$263	EGP	13,842	5	0
	06/2025	EGP	42,353		$806	0	(1)
	06/2025		$2,860	EGP	151,582	41	0
	06/2025		43	NGN	69,402	0	0
	06/2025		1,007	RSD	108,880	0	(2)

SSB	04/2025	GBP	5,334		$6,751	0	(138)
	04/2025		$3,461	GBP	2,677	0	(4)
	05/2025	GBP	2,677		$3,461	4	0

110	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
UAG	04/2025	IDR	9,895,637		$597	$2	$0
	04/2025	SGD	4,455		3,325	9	0
	04/2025		$597	IDR	9,895,637	0	(3)
	04/2025		2,701	JPY	401,926	0	(22)
	04/2025		91	TRY	3,653	3	0
	05/2025	CAD	5,043		$3,535	26	0
	05/2025		$597	IDR	9,909,554	0	(3)
	05/2025		308	TRY	12,552	8	0
	06/2025	PLN	13,651		$3,506	0	(10)
	06/2025		$1,977	PLN	7,632	0	(12)
	08/2025		739	TRY	32,883	2	0
	11/2025		291		13,701	0	(6)
	12/2025	EUR	1,551	CZK	39,135	4	0
	01/2026		$3,734	TRY	178,008	0	(206)

Total Forward Foreign Currency Contracts						$20,755	$(16,669)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC EUR Versus CZK	CZK	24.800	05/09/2025	477	$88	$131
	Put - OTC EUR versus CZK	EUR	24.650	03/11/2026	10,221	70	62
	Call - OTC USD versus INR	INR	92.600	06/16/2025	1,500	90	0
	Put - OTC USD versus INR		92.600	06/16/2025	1,500	90	115

GLM	Put - OTC USD versus JPY	MXN	135.000	08/19/2025	7,587	675	609
	Put - OTC USD versus MXN		20.500	12/22/2025	19,089	673	542

JPM	Put - OTC USD versus ZAR	$	18.000	06/16/2025	14,076	238	175

MBC	Call - OTC USD versus CNH	CNH	7.300	05/15/2025	69,652	774	233

MYI	Put - OTC EUR versus CZK	EUR	24.750	12/09/2025	9,626	58	60
	Put - OTC EUR versus CZK		24.700	12/16/2025	6,143	38	35
	Call - OTC USD versus ILS	$	3.880	09/04/2025	1,297	153	264
	Put - OTC USD versus MXN		19.500	05/08/2025	1,138	177	84
	Call - OTC USD versus ZAR		19.000	04/04/2025	14,658	23	3

Total Purchased Options						$3,147	$2,313

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Put - OTC USD versus TRY	TRY	39.000	04/03/2025	6,334	$(96)	$(167)

GLM	Put - OTC USD versus MXN	MXN	19.250	12/22/2025	19,089	(289)	(181)
	Call - OTC USD versus MXN		23.750	12/22/2025	19,089	(446)	(275)
	Put - OTC USD versus TRY	TRY	38.550	04/01/2025	14,915	(322)	(224)
	Put - OTC USD versus TRY		40.700	06/27/2025	12,639	(374)	(288)
	Call - OTC USD versus TRY		51.100	06/27/2025	12,639	(268)	(225)
	Put - OTC USD versus TRY		39.300	07/15/2025	4,514	(97)	(29)
	Call - OTC USD versus TRY		45.800	07/15/2025	4,514	(56)	(174)

JPM	Put - OTC USD versus ZAR	$	17.500	06/16/2025	28,153	(214)	(142)

MBC	Call - OTC USD versus CNH	CNH	7.550	05/15/2025	69,652	(291)	(16)

UAG	Put - OTC USD versus TRY	TRY	37.700	05/07/2025	1,712	(41)	(4)
	Call - OTC USD versus TRY		45.900	05/07/2025	1,712	(27)	(17)
	Put - OTC USD versus TRY		39.750	08/11/2025	1,626	(51)	(12)
	Call - OTC USD versus TRY		51.750	08/11/2025	1,626	(36)	(52)
	Put - OTC USD versus TRY		40.575	08/19/2025	2,395	(84)	(29)
	Call - OTC USD versus TRY		52.725	08/19/2025	2,395	(52)	(77)
	Put - OTC USD versus TRY		41.600	11/12/2025	1,710	(65)	(18)
	Call - OTC USD versus TRY		56.900	11/12/2025	1,710	(48)	(83)
	Put - OTC USD versus TRY		42.635	01/07/2026	7,530	(255)	(83)
	Call - OTC USD versus TRY		56.750	01/07/2026	7,530	(171)	(500)
	Put - OTC USD versus TRY		42.800	01/08/2026	11,554	(396)	(137)
	Call - OTC USD versus TRY		56.750	01/08/2026	11,554	(265)	(770)

						$(3,944)	$(3,503)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	111

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	7.700%	06/18/2025	338,710	$(101)	$(94)

MYC	Call - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	7.650	06/20/2025	169,357	(49)	(40)

							$(150)	$(134)

Total Written Options							$(4,094)	$(3,637)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(5)	Notional Amount(6)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
										Asset	Liability
BOA	Brazil Government International Bond	(1.000)%	Quarterly	06/20/2029	1.531%	$	12,100	$281	$(39)	$242	$0
	Brazil Government International Bond	(1.000)	Quarterly	12/20/2029	1.714		3,600	109	(2)	107	0
	Chile Government International Bond	(1.000)	Quarterly	12/20/2029	0.553		1,700	(32)	(1)	0	(33)

BPS	Brazil Government International Bond	(1.000)	Quarterly	12/20/2029	1.714		4,800	164	(21)	143	0

BRC	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.531		8,800	201	(25)	176	0
	Brazil Government International Bond	(1.000)	Quarterly	12/20/2029	1.714		10,800	330	(9)	321	0
	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.435		3,400	(67)	(1)	0	(68)
	Chile Government International Bond	(1.000)	Quarterly	12/20/2029	0.553		400	(8)	0	0	(8)
	Saudi Arabia Government International Bond	(1.000)	Quarterly	12/20/2033	1.033		10,600	(26)	48	22	0
	Saudi Arabia Government International Bond	(1.000)	Quarterly	06/20/2034	1.067		6,500	(57)	87	30	0
	Saudi Arabia Government International Bond	(1.000)	Quarterly	12/20/2034	1.096		2,960	(11)	32	21	0

CBK	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.531		500	11	(1)	10	0
	Brazil Government International Bond	(1.000)	Quarterly	12/20/2029	1.714		1,900	58	(1)	57	0

GST	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.531		18,300	409	(43)	366	0
	Brazil Government International Bond	(1.000)	Quarterly	12/20/2029	1.714		3,600	117	(10)	107	0

JPM	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.531		11,000	244	(24)	220	0
	Chile Government International Bond	(1.000)	Quarterly	12/20/2029	0.553		1,400	(27)	(1)	0	(28)

MYC	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.531		10,900	258	(40)	218	0
	Brazil Government International Bond	(1.000)	Quarterly	12/20/2029	1.714		9,600	287	(1)	286	0

								$2,241	$(52)	$2,326	$(137)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(5)		Notional Amount(6)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
											Asset	Liability
BOA	Peru Government International Bond	1.000%	Quarterly	12/20/2029	0.832%		$	1,700	$11	$2	$13	$0

BPS	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.394			3,250	16	(1)	15	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	0.830			3,000	6	8	14	0
	Romania Government International Bond	1.000	Quarterly	12/20/2025	0.805			7,625	12	1	13	0

BRC	Peru Government International Bond	1.000	Quarterly	12/20/2029	0.832			400	3	0	3	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2030	0.717			30,100	424	(13)	411	0
	South Korea Government International Bond	1.000	Quarterly	12/20/2025	0.251			2,700	18	(3)	15	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2025	1.276			5,625	2	(4)	0	(2)

CBK	Israel Government International Bond	1.000	Quarterly	06/20/2025	0.404			400	1	0	1	0
	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.570			11,100	(64)	169	105	0

DUB	Eskom «	4.650	Quarterly	06/30/2029	—	♦		8,000	0	457	457	0
	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦		6,212	0	43	43	0

GST	Israel Government International Bond	1.000	Quarterly	12/20/2025	0.383			6,800	7	25	32	0
	Israel Government International Bond	1.000	Quarterly	06/20/2026	0.459			1,000	0	7	7	0
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.793			200	(2)	4	2	0

JPM	Peru Government International Bond	1.000	Quarterly	12/20/2029	0.832			1,400	9	2	11	0

MYC	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.253			1,070	3	(1)	2	0

									$446	$696	$1,144	$(2)

112	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Floating rate equal to 1-Day IDR-SOFR plus 0.667% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	06/18/2032	IDR	120,935,000	$	7,257	$37	$36	$73	$0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.486% based on the notional amount of currency received	Floating rate equal to 1-Day PHP-SOFR based on the notional amount of currency delivered	Maturity	09/18/2030	$	25,815	PHP	1,485,689	(64)	(149)	0	(213)

BPS	Floating rate equal to 1-Day IDR-SOFR plus 0.667% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	06/18/2035	IDR	71,268,000	$	4,352	31	(49)	0	(18)
	Floating rate equal to 1-Day IDR-SOFR plus 0.676% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	06/18/2035		89,439,900		5,437	32	(28)	4	0

CBK	Floating rate equal to 1-Day IDR-SOFR plus 0.682% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	09/17/2035		128,354,000		7,796	59	(20)	39	0

GLM	Floating rate equal to 1-Day IDR-SOFR plus 0.672% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	06/18/2035		83,731,500		5,085	32	(43)	0	(11)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.486% based on the notional amount of currency received	Floating rate equal to 1-Day PHP-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030	$	4,458	PHP	256,695	(13)	(26)	0	(39)

JPM	Floating rate equal to 1-Day IDR-SOFR plus 0.685% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	09/17/2035	IDR	68,699,140	$	4,142	46	8	54	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.486% based on the notional amount of currency received	Floating rate equal to 1-Day PHP-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030	$	3,849	PHP	220,830	2	(22)	0	(20)

SCX	Floating rate equal to 1-Day IDR-SOFR plus 0.685% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	09/17/2035	IDR	52,066,364	$	3,142	28	(3)	25	0

									$190	$(296)	$195	$(301)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	113

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	3-Month CNY-CNREPOFIX(2)	1.500%	Quarterly	03/18/2031	CNY	79,770	$(73)	$29	$0	$(44)
	Receive	3-Month COP-IBR Compounded-OIS	5.610	Quarterly	02/11/2026	COP	16,064,000	0	112	112	0
	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	09/18/2026	MYR	97,950	0	1	1	0
	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/20/2027		42,000	14	(6)	8	0

BSH	Pay	6-Month CLP-CHILIBOR	3.790	Semi-Annual	03/14/2026	CLP	15,998,900	0	(198)	0	(198)
	Receive	6-Month CLP-CHILIBOR	3.300	Semi-Annual	06/21/2029		3,550,000	0	266	266	0

CBK	Receive	6-Month CLP-CHILIBOR	3.763	Semi-Annual	05/24/2029		2,445,900	(38)	173	135	0

GLM	Receive	6-Month CLP-CHILIBOR	3.015	Semi-Annual	06/20/2026		5,445,000	0	164	164	0
	Pay	6-Month CLP-CHILIBOR	4.095	Semi-Annual	06/01/2027		15,023,700	0	(319)	0	(319)
	Pay	6-Month CLP-CHILIBOR	3.830	Semi-Annual	05/22/2029		6,734,700	0	(353)	0	(353)
	Pay	6-Month CLP-CHILIBOR	4.319	Semi-Annual	05/22/2029		10,120,000	0	(315)	0	(315)
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029		1,715,500	0	(131)	0	(131)
	Receive	6-Month CLP-CHILIBOR	6.620	Semi-Annual	09/20/2032		3,100,000	0	(286)	0	(286)

GST	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/20/2027	MYR	214,220	29	12	41	0
	Pay	3-Month MYR-KLIBOR	3.868	Quarterly	12/20/2028		133,100	361	71	432	0

JPM	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034		41,960	(76)	(6)	0	(82)
	Receive	6-Month CLP-CHILIBOR	3.540	Semi-Annual	06/04/2029	CLP	4,085,000	0	265	265	0

SCX	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/18/2031	CNY	30,500	(20)	3	0	(17)
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034	MYR	29,750	(88)	30	0	(58)

								$109	$(488)	$1,424	$(1,803)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(9)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
SCX	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.920%	Semi-Annual	08/04/2025	INR	2,021,900	$0	$686	$686	$0

	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.900%	Semi-Annual	08/07/2025		660,190	0	288	288	0

	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.920%	Semi-Annual	08/08/2025		486,800	0	214	214	0

	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.920%	Semi-Annual	08/25/2025		1,959,920	0	831	831	0

	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.920%	Semi-Annual	09/04/2025		616,920	0	350	350	0

	Receive	U.S. Treasury Inflation Protected Securities	N/A	0.000%	Semi-Annual	10/03/2025		471,170	0	0	0	0

									$0	$2,369	$2,369	$0

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GLM	Pay	USD versus CNH 1-Year ATM Realized Volatility	6.850%	Maturity	09/11/2025	$64	$0	$137	$137	$0
	Pay	USD versus CNH 1-Year ATM Realized Volatility	7.000	Maturity	12/11/2025	64	0	123	123	0

JPM	Receive	USD versus INR 1-Year ATM Realized Volatility	3.600	Maturity	11/24/2025	37	0	(23)	0	(23)
	Receive	USD versus INR 1-Year ATM Realized Volatility	3.725	Maturity	11/26/2025	19	0	(10)	0	(10)

SCX	Receive	USD versus INR 1-Year ATM Realized Volatility	3.450	Maturity	11/21/2025	22	0	(14)	0	(14)

							$0	$213	$260	$(47)

Total Swap Agreements							$2,986	$2,442	$7,718	$(2,290)

114	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(10)
AZD	$317	$0	$0	$317	$(131)	$0	$0	$(131)	$186	$0	$186
BOA	165	308	435	908	(431)	0	(246)	(677)	231	(300)	(69)
BPS	3,581	0	310	3,891	(3,536)	(94)	(62)	(3,692)	199	(380)	(181)
BRC	1,438	0	999	2,437	(2,515)	0	(78)	(2,593)	(156)	150	(6)
BSH	51	0	266	317	(423)	0	(198)	(621)	(304)	568	264
CBK	2,790	0	347	3,137	(1,673)	(167)	0	(1,840)	1,297	(730)	567
DUB	2,768	0	500	3,268	(1,181)	0	0	(1,181)	2,087	(1,460)	627
FAR	104	0	0	104	(595)	0	0	(595)	(491)	604	113
GLM	5,270	1,151	424	6,845	(2,534)	(1,396)	(1,454)	(5,384)	1,461	(440)	1,021
GST	0	0	987	987	0	0	0	0	987	(820)	167
JPM	773	175	550	1,498	(877)	(142)	(163)	(1,182)	316	(292)	24
MBC	1,000	233	0	1,233	(1,213)	(16)	0	(1,229)	4	(260)	(256)
MYC	0	0	506	506	0	(40)	0	(40)	466	(600)	(134)
MYI	433	446	0	879	(591)	0	0	(591)	288	(300)	(12)
NGF	351	0	0	351	0	0	0	0	351	(300)	51
RYL	0	0	0	0	(40)	0	0	(40)	(40)	0	(40)
SCX	1,582	0	2,394	3,976	(521)	0	(89)	(610)	3,366	(3,330)	36
SOG	74	0	0	74	(4)	0	0	(4)	70	(290)	(220)
SSB	4	0	0	4	(142)	0	0	(142)	(138)	0	(138)
UAG	54	0	0	54	(262)	(1,782)	0	(2,044)	(1,990)	1,988	(2)

Total Over the Counter	$20,755	$2,313	$7,718	$30,786	$(16,669)	$(3,637)	$(2,290)	$(22,596)

(n)

Securities with an aggregate market value of $3,310 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(10)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	115

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$195	$195
Swap Agreements	0	0	0	0	4,942	4,942

	$0	$0	$0	$0	$5,137	$5,137

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$20,755	$0	$20,755
Purchased Options	0	0	0	2,313	0	2,313
Swap Agreements	0	3,470	0	195	4,053	7,718

	$0	$3,470	$0	$23,263	$4,053	$30,786

	$0	$3,470	$0	$23,263	$9,190	$35,923

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$188	$188
Swap Agreements	0	2	0	0	5,407	5,409

	$0	$2	$0	$0	$5,595	$5,597

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16,669	$0	$16,669
Written Options	0	0	0	3,503	134	3,637
Swap Agreements	0	139	0	301	1,850	2,290

	$0	$139	$0	$20,473	$1,984	$22,596

	$0	$141	$0	$20,473	$7,579	$28,193

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$108	$108
Futures	0	0	0	0	1,426	1,426
Swap Agreements	0	719	0	0	197	916

	$0	$719	$0	$0	$1,731	$2,450

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(11,249)	$0	$(11,249)
Purchased Options	0	0	0	1,848	0	1,848
Written Options	0	0	0	6,044	348	6,392
Swap Agreements	0	559	0	(1,575)	(965)	(1,981)

	$0	$559	$0	$(4,932)	$(617)	$(4,990)

	$0	$1,278	$0	$(4,932)	$1,114	$(2,540)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(12)	$(12)
Futures	0	0	0	0	1,774	1,774
Swap Agreements	0	9	0	0	(11,076)	(11,067)

	$0	$9	$0	$0	$(9,314)	$(9,305)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,588	$0	$2,588
Purchased Options	0	0	0	(1,590)	0	(1,590)
Written Options	0	0	0	(3,334)	(27)	(3,361)
Swap Agreements	0	(274)	0	(165)	3,473	3,034

	$0	$(274)	$0	$(2,501)	$3,446	$671

	$0	$(265)	$0	$(2,501)	$(5,868)	$(8,634)

116	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Azerbaijan
Corporate Bonds & Notes	$0	$1,400	$0	$1,400
Brazil
Corporate Bonds & Notes	0	13,465	0	13,465
Loan Participations and Assignments	0	0	64	64
Sovereign Issues	0	69,435	0	69,435
Cayman Islands
Asset-Backed Securities	0	4,960	0	4,960
Corporate Bonds & Notes	0	4,874	1,124	5,998
Chile
Sovereign Issues	0	39,976	0	39,976
China
Sovereign Issues	0	23,056	0	23,056
Colombia
Sovereign Issues	0	36,118	0	36,118
Czech Republic
Sovereign Issues	0	54,135	0	54,135
Dominican Republic
Sovereign Issues	0	78,206	0	78,206
Ecuador
Sovereign Issues	0	5,754	0	5,754
Egypt
Sovereign Issues	0	26,912	0	26,912
France
Corporate Bonds & Notes	0	317	0	317
Germany
Corporate Bonds & Notes	0	0	20,421	20,421
Loan Participations and Assignments	0	5,177	0	5,177
Ghana
Sovereign Issues	0	4,236	0	4,236
Hungary
Sovereign Issues	0	1,973	0	1,973
Indonesia
Sovereign Issues	0	49,512	0	49,512
Ireland
Asset-Backed Securities	0	533	0	533
Corporate Bonds & Notes	0	1,692	0	1,692
Loan Participations and Assignments	0	0	6,799	6,799
Israel
Sovereign Issues	0	3,427	0	3,427
Ivory Coast
Loan Participations and Assignments	0	0	14,937	14,937
Sovereign Issues	0	1,673	0	1,673
Jersey, Channel Islands
Corporate Bonds & Notes	0	270	0	270
Kazakhstan
Sovereign Issues	0	2,780	0	2,780
Kenya
Loan Participations and Assignments	0	0	2,661	2,661
Luxembourg
Common Stocks	0	0	527	527
Corporate Bonds & Notes	0	252	0	252
Malaysia
Sovereign Issues	0	105,983	0	105,983
Mexico
Sovereign Issues	0	160,012	0	160,012
Netherlands
Loan Participations and Assignments	0	0	3,349	3,349
Nigeria
Loan Participations and Assignments	0	3,327	0	3,327
Paraguay
Sovereign Issues	0	7,025	0	7,025
Peru
Corporate Bonds & Notes	0	16,407	0	16,407
Sovereign Issues	0	76,465	0	76,465

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Philippines
Sovereign Issues	$0	$74,948	$0	$74,948
Poland
Sovereign Issues	0	93,165	0	93,165
Qatar
Sovereign Issues	0	3,458	0	3,458
Romania
Sovereign Issues	0	26,039	0	26,039
Serbia
Loan Participations and Assignments	0	0	3,785	3,785
Sovereign Issues	0	11,344	0	11,344
Singapore
Corporate Bonds & Notes	0	1,884	0	1,884
South Africa
Corporate Bonds & Notes	0	17,140	0	17,140
Loan Participations and Assignments	0	0	2,879	2,879
Sovereign Issues	0	98,826	0	98,826
Supranational
Corporate Bonds & Notes	0	23,806	0	23,806
Tanzania
Loan Participations and Assignments	0	0	3,040	3,040
Thailand
Sovereign Issues	0	34,184	0	34,184
Turkey
Loan Participations and Assignments	0	8,969	1,717	10,686
Sovereign Issues	0	32,242	0	32,242
Uganda
Sovereign Issues	0	3,193	0	3,193
Ukraine
Sovereign Issues	0	2,894	0	2,894
United Arab Emirates
Loan Participations and Assignments	0	0	2,559	2,559
United Kingdom
Corporate Bonds & Notes	0	13,731	4,959	18,690
Non-Agency Mortgage-Backed Securities	0	4,458	0	4,458
United States
Asset-Backed Securities	0	21,907	0	21,907
Corporate Bonds & Notes	0	231	5,101	5,332
Loan Participations and Assignments	0	0	8,099	8,099
Non-Agency Mortgage-Backed Securities	0	17,651	2,154	19,805
Sovereign Issues	0	101,113	0	101,113
Uruguay
Sovereign Issues	0	2,549	0	2,549
Uzbekistan
Corporate Bonds & Notes	0	4,830	0	4,830
Sovereign Issues	0	767	0	767
Venezuela
Sovereign Issues	0	903	0	903
Zambia
Sovereign Issues	0	3,154	0	3,154
Short-Term Instruments
Mutual Funds	0	3,994	0	3,994
Nigeria Treasury Bills	0	22,440	0	22,440
U.S. Treasury Bills	0	4,216	0	4,216

	$0	$1,433,388	$84,175	$1,517,563

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	117

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$79,588	$0	$0	$79,588

Total Investments	$79,588	$1,433,388	$84,175	$1,597,151

Short Sales, at Value - Liabilities
United States
Corporate Bonds & Notes	$0	$(11,094)	$0	$(11,094)
Sovereign Issues	0	(41,405)	0	(41,405)

	$0	$(52,499)	$0	$(52,499)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	192	4,945	0	5,137
Over the counter	0	30,286	500	30,786

	$192	$35,231	$500	$35,923

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(102)	$(5,495)	$0	$(5,597)
Over the counter	0	(22,596)	0	(22,596)

	$(102)	$(28,091)	$0	$(28,193)

Total Financial Derivative Instruments	$90	$7,140	$500	$7,730

Totals	$79,678	$1,388,029	$84,675	$1,552,382

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2025:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025(2)
Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$3,620	$0	$(3,650)	$27	$16	$(13)	$0	$0	$0	$0
Brazil
Corporate Bonds & Notes	102	0	(1,309)	(20)	(12)	1,239	0	0	0	0
Loan Participations and Assignments	0	1,310	0	137	0	(1,383)	0	0	64	(1,383)
Cayman Islands
Corporate Bonds & Notes	1,376	0	(351)	39	53	7	0	0	1,124	1
Colombia
Loan Participations and Assignments	21,439	0	(21,091)	0	0	(348)	0	0	0	0
Germany
Corporate Bonds & Notes	0	19,857	0	0	0	564	0	0	20,421	564
Ireland
Loan Participations and Assignments	0	6,786	0	0	0	13	0	0	6,799	13
Ivory Coast
Loan Participations and Assignments	13,253	13,277	(11,569)	34	30	(88)	0	0	14,937	(23)
Kenya
Loan Participations and Assignments	0	2,683	0	1	0	(23)	0	0	2,661	(23)
Luxembourg
Common Stocks	504	0	0	0	0	23	0	0	527	23
Corporate Bonds & Notes	283	0	(293)	3	9	(2)	0	0	0	0
Netherlands
Loan Participations and Assignments	0	3,349	0	0	0	0	0	0	3,349	0
Qatar
Corporate Bonds & Notes	6	0	(6)	0	(1)	1	0	0	0	0
Serbia
Loan Participations and Assignments	3,722	0	0	0	0	63	0	0	3,785	63
South Africa
Corporate Bonds & Notes	10,318	0	(11,160)	0	(1,990)	2,832	0	0	0	0
Loan Participations and Assignments	0	2,809	0	1	0	69	0	0	2,879	69
Tanzania
Loan Participations and Assignments	3,874	0	(862)	4	(76)	100	0	0	3,040	23

118	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025(2)
Turkey
Loan Participations and Assignments	$0	$1,783	$0	$(1)	$0	$(65)	$0	$0	$1,717	$(65)
United Arab Emirates
Loan Participations and Assignments	9,115	0	(6,390)	(25)	(55)	(86)	0	0	2,559	(20)
United Kingdom
Corporate Bonds & Notes	0	4,782	0	453	0	(276)	0	0	4,959	(276)
United States
Common Stocks	89	0	(152)	0	63	0	0	0	0	0
Corporate Bonds & Notes	0	5,000	0	0	0	101	0	0	5,101	101
Loan Participations and Assignments	0	8,200	0	0	0	(101)	0	0	8,099	(101)
Non-Agency Mortgage-Backed Securities	417	2,200	(110)	0	(3)	(22)	0	(328)	2,154	(46)

	$68,118	$72,036	$(56,943)	$653	$(1,966)	$2,605	$0	$(328)	$84,175	$(1,080)

Financial Derivative Instruments - Assets
Over the counter	$534	$22	$0	$0	$0	$(56)	$0	$0	$500	$(56)

Totals	$68,652	$72,058	$(56,943)	$653	$(1,966)	$2,549	$0	$(328)	$84,675	$(1,136)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)		Weighted Average
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$64	Other Valuation Techniques(3)	—		—	—
Cayman Islands
Corporate Bonds & Notes	1,124	Discounted Cash Flow	Discount Rate		3.174	—
Germany
Corporate Bonds & Notes	20,421	Indicative Market Quotation	Broker Quote		102.675	—
Ireland
Loan Participations and Assignments	6,799	Recent Transaction	Purchase Price		99.800	—
Ivory Coast
Loan Participations and Assignments	14,937	Discounted Cash Flow	Discount Rate		5.397-6.862	6.086
Kenya
Loan Participations and Assignments	2,661	Discounted Cash Flow	Discount Rate		9.403	—
Luxembourg
Common Stocks	527	Indicative Market Quotation	Broker Quote	$	25.188	—
Netherlands
Loan Participations and Assignments	3,349	Recent Transaction	Purchase Price		98.500	—
Serbia
Loan Participations and Assignments	3,785	Discounted Cash Flow	Discount Rate		6.028	—
South Africa
Loan Participations and Assignments	2,879	Recent Transaction	Purchase Price		99.000	—
Tanzania
Loan Participations and Assignments	3,040	Third Party Vendor	Broker Quote		100.400	—
Turkey
Loan Participations and Assignments	1,717	Discounted Cash Flow	Discount Rate		5.487	—
United Arab Emirates
Loan Participations and Assignments	2,559	Third Party Vendor	Broker Quote		100.125	—

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	119

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)	March 31, 2025

Category and Subcategory	Ending Balance at 03/31/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
United Kingdom
Corporate Bonds & Notes	$4,959	Other Valuation Techniques(3)	—	—	—
United States
Corporate Bonds & Notes	5,101	Proxy Pricing	Base Price	100.000	—
Loan Participations and Assignments	4,199	Discounted Cash Flow	Discount Rate	7.097	—
	3,900	Recent Transaction	Purchase Price	100.000	—
Non-Agency Mortgage-Backed Securities	2,154	Discounted Cash Flow	Discount Rate	7.115	—

Financial Derivative Instruments - Assets
Over the counter	500	Indicative Market Quotation	Broker Quote	0.329 -5.703	5.245

Total	$84,675

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

120	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 149.7%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.750% due 07/09/2030 þ		$38	$24
4.125% due 07/09/2035 þ		29	18

Total Argentina (Cost $37)			42

AUSTRALIA 2.9%

CORPORATE BONDS & NOTES 1.1%

Commonwealth Bank of Australia
4.971% due 01/22/2030		$2,400	2,465

SOVEREIGN ISSUES 1.8%

Australia Government International Bond
0.750% due 11/21/2027 (e)	AUD	2,022	1,237
1.750% due 06/21/2051		50	17

New South Wales Treasury Corp.
1.750% due 03/20/2034		800	384
2.000% due 03/08/2033		400	204
4.750% due 09/20/2035		500	303

Queensland Treasury Corp.
1.500% due 08/20/2032		500	250
1.750% due 07/20/2034		300	142
2.000% due 08/22/2033		1,200	600

Treasury Corp. of Victoria
2.000% due 09/17/2035		600	277
2.250% due 09/15/2033		1,200	611

			4,025

Total Australia (Cost $6,702)			6,490

BRAZIL 1.9%

SOVEREIGN ISSUES 1.9%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (c)	BRL	26,900	4,399

Total Brazil (Cost $4,353)			4,399

CANADA 4.6%

CORPORATE BONDS & NOTES 1.9%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$133	125

Canadian Imperial Bank of Commerce
4.876% due 01/14/2030		1,800	1,844

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	300	320

Royal Bank of Canada
4.851% due 12/14/2026		$800	808

Toronto-Dominion Bank
4.814% due 07/16/2027		1,200	1,215

			4,312

SOVEREIGN ISSUES 2.7%

Canada Government Bond
3.000% due 12/01/2036 (e)	CAD	1,879	1,593
4.000% due 03/01/2029		400	293

Export Development Canada
7.130% due 03/11/2029	INR	22,900	271

Province of British Columbia
4.150% due 06/18/2034	CAD	250	182

Province of Ontario
3.650% due 06/02/2033		1,200	848

Province of Quebec
3.600% due 09/01/2033		3,400	2,388
4.450% due 09/01/2034		700	519

			6,094

Total Canada (Cost $10,720)			10,406

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CAYMAN ISLANDS 3.1%

ASSET-BACKED SECURITIES 2.4%

37 Capital CLO Ltd.
5.386% due 04/15/2035 •		$600	$597

American Money Management Corp. CLO Ltd.
5.802% due 11/02/2030 •		4	4

Atlas Senior Loan Fund Ltd.
5.396% due 01/18/2035 •		500	500
5.654% due 01/15/2031 ~		168	168

BlueMountain CLO Ltd.
5.490% due 10/25/2030 ~		516	516

CIFC Funding Ltd.
5.508% due 10/24/2030 ~		322	322

Elevation CLO Ltd.
5.512% due 10/25/2030 •		49	49

GPMT Ltd.
5.784% due 12/15/2036 •		535	532

LCM Ltd.
5.635% due 04/20/2031 •		544	544

Madison Park Funding Ltd.
5.540% due 10/22/2034 ~		700	701

MF1 Multifamily Housing Mortgage Loan Trust
5.284% due 07/15/2036 ~		24	24

Sound Point CLO Ltd.
5.542% due 07/25/2030 •		62	62

Starwood Commercial Mortgage Trust
5.631% due 04/18/2038 ~		509	505

TPG Real Estate Finance Issuer Ltd.
5.969% due 02/15/2039 •		772	770

Wind River CLO Ltd.
5.605% due 07/18/2031 ~		175	174

			5,468

CORPORATE BONDS & NOTES 0.3%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		471	441

Sands China Ltd.
5.400% due 08/08/2028		300	301

			742

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

BDS Ltd.
5.781% due 12/16/2036 ~		530	531

SOVEREIGN ISSUES 0.1%

KSA Sukuk Ltd.
5.268% due 10/25/2028		300	306

Total Cayman Islands (Cost $7,079)			7,047

CHILE 0.4%

SOVEREIGN ISSUES 0.4%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	645,000	646

Chile Government International Bond
4.850% due 01/22/2029		$300	303

Total Chile (Cost $1,265)			949

COLOMBIA 0.5%

CORPORATE BONDS & NOTES 0.1%

Ecopetrol SA
8.375% due 01/19/2036		$350	341

SOVEREIGN ISSUES 0.4%

Colombia Government International Bond
7.500% due 02/02/2034		700	694

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.000% due 11/14/2035		$300	$302

			996

Total Colombia (Cost $1,353)			1,337

CZECH REPUBLIC 0.1%

SOVEREIGN ISSUES 0.1%

Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	5,600	211
2.500% due 08/25/2028		900	38

Total Czech Republic (Cost $259)			249

DENMARK 0.9%

CORPORATE BONDS & NOTES 0.9%

Jyske Realkredit AS
1.000% due 10/01/2050	DKK	47	5

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		2,190	257

Nykredit Realkredit AS
1.000% due 04/01/2025		8,200	1,188
1.500% due 10/01/2052		637	75

Realkredit Danmark AS
1.500% due 10/01/2053		4,559	534

Total Denmark (Cost $2,311)			2,059

DOMINICAN REPUBLIC 0.3%

SOVEREIGN ISSUES 0.3%

Dominican Republic International Bond
6.600% due 06/01/2036		$650	648

Total Dominican Republic (Cost $645)			648

ECUADOR 0.2%

SOVEREIGN ISSUES 0.2%

Ecuador Government International Bond
6.900% due 07/31/2030 þ		$595	356

Total Ecuador (Cost $409)			356

FRANCE 5.0%

CORPORATE BONDS & NOTES 0.7%

BPCE SA
5.716% due 01/18/2030 •		$750	765

Credit Agricole SA
5.862% due 01/09/2036 •		700	716

			1,481

SOVEREIGN ISSUES 4.3%

France Government International Bond
0.100% due 07/25/2031 (e)	EUR	721	745
0.500% due 05/25/2072		100	32
0.750% due 02/25/2028		700	723
0.750% due 05/25/2052		900	458
2.000% due 05/25/2048		200	153
2.750% due 10/25/2027		800	875
2.750% due 02/25/2030 (i)		6,200	6,708

			9,694

Total France (Cost $11,755)			11,175

GUATEMALA 0.1%

SOVEREIGN ISSUES 0.1%

Guatemala Government International Bond
5.375% due 04/24/2032		$200	193

Total Guatemala (Cost $226)			193

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	121

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HUNGARY 1.2%

SOVEREIGN ISSUES 1.2%

Hungary Government International Bond
5.375% due 09/12/2033	EUR	900	$1,018
5.500% due 03/26/2036		$200	192
6.250% due 09/22/2032		500	516
6.750% due 09/25/2052		200	205

Magyar Export-Import Bank Zrt
6.125% due 12/04/2027		700	714

Total Hungary (Cost $2,518)			2,645

INDIA 0.3%

CORPORATE BONDS & NOTES 0.3%

IRB Infrastructure Developers, Inc.
7.110% due 03/11/2032		$600	606

Total India (Cost $600)			606

INDONESIA 0.7%

SOVEREIGN ISSUES 0.7%

Indonesia Government International Bond
5.600% due 01/15/2035		$300	307
8.375% due 03/15/2034	IDR	18,578,000	1,217

Total Indonesia (Cost $1,593)			1,524

IRELAND 2.0%

ASSET-BACKED SECURITIES 1.5%

Accunia European CLO DAC
3.735% due 07/15/2030 •	EUR	98	107

Blackrock European CLO DAC
3.624% due 07/19/2035 •		500	538

Cairn CLO DAC
3.565% due 10/15/2031 •		338	365

CVC Cordatus Loan Fund DAC
3.435% due 10/15/2031 •		299	324

Dryden Euro CLO DAC
3.445% due 04/15/2033 •		193	208

Hayfin Emerald CLO
4.413% due 01/25/2037 •		500	542

Jubilee CLO DAC
3.435% due 04/15/2031 •		292	315

Man GLG Euro CLO DAC
3.191% due 12/15/2031 •		246	266

Palmer Square European Loan Funding DAC
3.526% due 05/15/2033 •		607	657

			3,322

CORPORATE BONDS & NOTES 0.3%

AerCap Ireland Capital DAC
2.450% due 10/29/2026		$300	290
3.000% due 10/29/2028		300	282

			572

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Republic of Panama
4.103% (EUR006M + 1.750%) due 03/07/2027 «~	EUR	500	540

Total Ireland (Cost $4,636)			4,434

ISRAEL 0.7%

SOVEREIGN ISSUES 0.7%

Israel Government International Bond
4.500% due 01/17/2033		$800	748
5.500% due 03/12/2034		200	199
5.625% due 02/19/2035		700	696

Total Israel (Cost $1,682)			1,643

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ITALY 1.0%

CORPORATE BONDS & NOTES 0.8%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	600	$635
2.625% due 04/28/2025		300	324

Intesa Sanpaolo SpA
7.200% due 11/28/2033		$200	222

Nexi SpA
2.125% due 04/30/2029	EUR	200	204

UniCredit SpA
2.569% due 09/22/2026 •		$500	495

			1,880

SOVEREIGN ISSUES 0.2%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		400	404

Total Italy (Cost $2,365)			2,284

IVORY COAST 0.5%

SOVEREIGN ISSUES 0.5%

Ivory Coast Government International Bond
5.250% due 03/22/2030	EUR	700	722
5.875% due 10/17/2031		300	305

Total Ivory Coast (Cost $976)			1,027

JAPAN 5.6%

CORPORATE BONDS & NOTES 0.1%

Olympus Corp.
2.143% due 12/08/2026		$200	192

SOVEREIGN ISSUES 5.5%

Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	255,065	1,762
0.100% due 03/10/2029 (e)		752,168	5,185
0.400% due 06/20/2029		60,000	389
0.500% due 03/20/2049		116,000	514
0.700% due 12/20/2048		5,000	24
0.700% due 06/20/2051		168,000	747
1.500% due 09/20/2043		200,000	1,203
2.000% due 12/20/2044		70,000	452
2.200% due 06/20/2054		6,000	38
2.200% due 03/20/2064		120,000	711
2.300% due 12/20/2054		209,000	1,341

			12,366

Total Japan (Cost $15,308)			12,558

KAZAKHSTAN 0.4%

CORPORATE BONDS & NOTES 0.4%

KazMunayGas National Co. JSC
3.500% due 04/14/2033		$700	594
5.750% due 04/19/2047		200	175
6.375% due 10/24/2048		200	187

Total Kazakhstan (Cost $884)			956

		SHARES
LUXEMBOURG 1.0%

COMMON STOCKS 0.6%

Drillco Holding Lux SA «(g)		35,766	901

Foresea Holdings SA «		14,931	376

			1,277

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.4%

Chile Electricity Lux MPC SARL
6.010% due 01/20/2033		$326	334

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FORESEA Holding SA
7.500% due 06/15/2030		$632	$612

			946

Total Luxembourg (Cost $1,467)			2,223

MALAYSIA 0.6%

CORPORATE BONDS & NOTES 0.1%

Petronas Capital Ltd.
2.480% due 01/28/2032		$200	171
4.550% due 04/21/2050		200	170

			341

SOVEREIGN ISSUES 0.5%

Malaysia Government International Bond
2.632% due 04/15/2031	MYR	1,400	298
3.519% due 04/20/2028		3,431	775

			1,073

Total Malaysia (Cost $1,432)			1,414

MEXICO 0.4%

SOVEREIGN ISSUES 0.4%

Mexico Government International Bond
4.490% due 05/25/2032	EUR	700	747
5.750% due 10/12/2110		$200	158

Total Mexico (Cost $970)			905

MULTINATIONAL 0.1%

CORPORATE BONDS & NOTES 0.1%

Delta Air Lines, Inc.
4.750% due 10/20/2028		$300	299

Total Multinational (Cost $311)			299

NETHERLANDS 1.2%

CORPORATE BONDS & NOTES 1.2%

ABN AMRO Bank NV
5.515% due 12/03/2035 •		$400	401

Cooperatieve Rabobank UA
5.447% due 03/05/2030 •		450	461
5.710% due 01/21/2033 ~		400	411

ING Groep NV
5.525% due 03/25/2036 ~		200	200

Prosus NV
1.207% due 01/19/2026	EUR	400	427
3.257% due 01/19/2027		$900	872

			2,772

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%

EMF-NL Prime BV
3.548% due 04/17/2041 •	EUR	43	47

Total Netherlands (Cost $2,858)			2,819

NEW ZEALAND 0.1%

SOVEREIGN ISSUES 0.1%

New Zealand Government International Bond
1.500% due 05/15/2031	NZD	400	195

Total New Zealand (Cost $276)			195

NORWAY 0.1%

SOVEREIGN ISSUES 0.1%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	400	241

Total Norway (Cost $291)			241

122	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PERU 2.1%

CORPORATE BONDS & NOTES 0.4%

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	2,900	$847

SOVEREIGN ISSUES 1.7%

Peru Government International Bond
5.375% due 02/08/2035		$400	393
5.875% due 08/08/2054		700	680
6.900% due 08/12/2037	PEN	2,600	699
7.300% due 08/12/2033		7,500	2,156

			3,928

Total Peru (Cost $4,718)			4,775

PHILIPPINES 0.2%

SOVEREIGN ISSUES 0.2%

Philippines Government International Bond
6.250% due 01/14/2036	PHP	20,000	346

Total Philippines (Cost $485)			346

POLAND 1.2%

SOVEREIGN ISSUES 1.2%

Republic of Poland Government International Bond
3.875% due 02/14/2033	EUR	900	1,006
4.250% due 02/14/2043		400	431
4.875% due 02/12/2030		$500	505
4.875% due 10/04/2033		300	296
5.375% due 02/12/2035		400	402
5.500% due 04/04/2053		100	94

Total Poland (Cost $2,679)			2,734

QATAR 0.1%

CORPORATE BONDS & NOTES 0.1%

QatarEnergy
2.250% due 07/12/2031		$200	173

Total Qatar (Cost $199)			173

ROMANIA 1.5%

SOVEREIGN ISSUES 1.5%

Romania Government International Bond
1.375% due 12/02/2029	EUR	360	335
1.750% due 07/13/2030		200	181
2.000% due 04/14/2033		900	725
2.625% due 12/02/2040		100	66
2.750% due 04/14/2041		100	66
5.125% due 09/24/2031		1,000	1,046
5.250% due 03/10/2030		600	654
5.625% due 02/22/2036		100	100
6.250% due 09/10/2034		200	215
6.375% due 09/18/2033		100	110

Total Romania (Cost $3,932)			3,498

SAUDI ARABIA 3.3%

CORPORATE BONDS & NOTES 0.2%

Saudi Arabian Oil Co.
3.500% due 04/16/2029		$450	431

SOVEREIGN ISSUES 3.1%

Saudi Government International Bond
3.250% due 10/22/2030		200	185
3.375% due 03/05/2032	EUR	300	320
3.750% due 03/05/2037		300	312
4.875% due 07/18/2033		$800	791
5.000% due 01/16/2034		4,100	4,075
5.000% due 01/18/2053		300	258
5.125% due 01/13/2028		700	709

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.375% due 01/13/2031		$400	$410

			7,060

Total Saudi Arabia (Cost $7,506)			7,491

SERBIA 1.3%

SOVEREIGN ISSUES 1.3%

Serbia Government International Bond
1.650% due 03/03/2033	EUR	700	591
3.125% due 05/15/2027		1,400	1,493
6.000% due 06/12/2034		$900	894

Total Serbia (Cost $2,998)			2,978

SINGAPORE 0.7%

SOVEREIGN ISSUES 0.7%

Singapore Government International Bond
2.375% due 07/01/2039	SGD	173	123
3.250% due 06/01/2054		1,825	1,498

Total Singapore (Cost $1,462)			1,621

SOUTH AFRICA 1.9%

SOVEREIGN ISSUES 1.9%

Republic of South Africa Government International Bond
5.375% due 07/24/2044		$200	149
8.000% due 01/31/2030	ZAR	33,400	1,746
8.875% due 02/28/2035		48,000	2,344

Total South Africa (Cost $4,545)			4,239

SOUTH KOREA 1.0%

SOVEREIGN ISSUES 1.0%

Korea Government International Bond
2.375% due 12/10/2028	KRW	1,514,590	1,014
2.625% due 06/10/2028		1,708,930	1,159
3.250% due 03/10/2053		87,830	68

Total South Korea (Cost $2,549)			2,241

SPAIN 3.4%

CORPORATE BONDS & NOTES 0.2%

CaixaBank SA
6.684% due 09/13/2027 •		$400	411

SOVEREIGN ISSUES 3.2%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	200	219

Spain Government International Bond
0.000% due 01/31/2028 (c)		1,550	1,571
2.400% due 05/31/2028		1,150	1,244
3.150% due 04/30/2035		730	775
3.550% due 10/31/2033		3,100	3,440

			7,249

Total Spain (Cost $7,577)			7,660

SUPRANATIONAL 0.4%

CORPORATE BONDS & NOTES 0.4%

Asian Development Bank
6.150% due 02/25/2030	INR	86,850	996

Total Supranational (Cost $1,158)			996

SWITZERLAND 0.6%

CORPORATE BONDS & NOTES 0.6%

UBS AG
7.500% due 02/15/2028		$500	539

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UBS Group AG
3.869% due 01/12/2029 •		$500	$488
6.537% due 08/12/2033 •		250	268

Total Switzerland (Cost $1,279)			1,295

THAILAND 0.5%

SOVEREIGN ISSUES 0.5%

Thailand Government International Bond
2.500% due 11/17/2029	THB	34,700	1,057

Total Thailand (Cost $1,023)			1,057

UNITED ARAB EMIRATES 0.4%

CORPORATE BONDS & NOTES 0.4%

Abu Dhabi Developmental Holding Co. PJSC
5.375% due 05/08/2029		$900	923

Total United Arab Emirates (Cost $896)			923

UNITED KINGDOM 3.9%

CORPORATE BONDS & NOTES 2.0%

Antofagasta PLC
2.375% due 10/14/2030		$400	345

HSBC Holdings PLC
4.856% due 05/23/2033 ~	EUR	300	346
5.887% due 08/14/2027 •		$300	305

NatWest Group PLC
5.778% due 03/01/2035 •		550	562

NatWest Markets PLC
5.551% due 03/21/2030 ~		900	902

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (c)		400	282

Santander U.K. Group Holdings PLC
6.534% due 01/10/2029 •		700	728

Standard Chartered PLC
6.187% due 07/06/2027 •		700	712
6.296% due 07/06/2034 •		300	316

			4,498

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%

Alba PLC
4.773% due 11/25/2042 •	GBP	171	219

Great Hall Mortgages PLC
2.608% due 06/18/2039 •	EUR	4	5
4.718% due 06/18/2039 •	GBP	2	2

Newgate Funding PLC
3.078% due 12/15/2050 •	EUR	170	183

Stratton Mortgage Funding PLC
5.608% due 06/20/2060 •	GBP	1,729	2,240

Tower Bridge Funding PLC
5.248% due 12/20/2066 •		800	1,034

			3,683

SOVEREIGN ISSUES 0.3%

United Kingdom Gilt
0.125% due 03/22/2051 (e)		80	63
0.625% due 11/22/2042 (e)		258	274
1.250% due 07/31/2051		10	6
4.375% due 07/31/2054		400	447

			790

Total United Kingdom (Cost $9,117)			8,971

UNITED STATES 85.5%

ASSET-BACKED SECURITIES 1.8%

ABFC Trust
4.755% due 01/25/2037 •		$371	206

ACE Securities Corp. Home Equity Loan Trust
5.335% due 12/25/2034 •		91	81

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	123

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Argent Securities Trust
4.735% due 07/25/2036 •	$623	$168
4.915% due 07/25/2036 •	778	209

Bear Stearns Asset-Backed Securities Trust
5.235% due 09/25/2046 ~	53	50

Countrywide Asset-Backed Certificates Trust
4.428% due 07/25/2036 •	8	8
4.875% due 09/25/2037 •	39	41
5.155% due 07/25/2034 ~	29	30

Credit Suisse First Boston Mortgage Securities Corp.
4.827% due 01/25/2032 •	6	6

Credit-Based Asset Servicing & Securitization LLC
4.654% due 07/25/2037 ~	159	104

First Franklin Mortgage Loan Trust
5.710% due 07/25/2034 •	38	38

Fortress Credit Investments Ltd.
6.192% due 02/23/2039 •	139	137

GSAA Home Equity Trust
5.335% due 08/25/2037 ~	14	14

GSAMP Trust
4.525% due 01/25/2037 ~	127	76
4.975% due 04/25/2036 ~	543	362

HSI Asset Securitization Corp. Trust
4.875% due 12/25/2036 •	479	117

JP Morgan Mortgage Acquisition Corp.
4.595% due 08/25/2036 ~	3	1

Massachusetts Educational Financing Authority
5.768% due 04/25/2038 ~	10	10

MASTR Asset-Backed Securities Trust
4.915% due 03/25/2036 ~	455	272

Merrill Lynch Mortgage Investors Trust
4.655% due 08/25/2037 ~	425	209
4.955% due 04/25/2037 •	559	268

Morgan Stanley ABS Capital, Inc. Trust
4.525% due 01/25/2037 •	449	204
4.575% due 10/25/2036 ~	504	221
4.575% due 11/25/2036 •	175	84
4.655% due 11/25/2036 ~	175	84
4.665% due 10/25/2036 •	665	346

Renaissance Home Equity Loan Trust
5.797% due 08/25/2036 þ	478	174

SMB Private Education Loan Trust
5.799% due 02/16/2055 ~	391	396

Specialty Underwriting & Residential Finance Trust
4.202% due 02/25/2037 þ	454	150

		4,066

CORPORATE BONDS & NOTES 7.8%

Bank of America Corp.
5.511% due 01/24/2036 ~	500	509

Boeing Co.
6.388% due 05/01/2031	300	320

Bristol-Myers Squibb Co.
5.100% due 02/22/2031	300	307

Citibank NA
4.838% due 08/06/2029	100	101

Citigroup, Inc.
4.412% due 03/31/2031 •	2,100	2,047
5.449% due 06/11/2035 •	1,100	1,107

Credit Suisse AG AT1 Claim	400	48

CVS Pass-Through Trust
7.507% due 01/10/2032	861	918

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032	100	87

Ford Motor Credit Co. LLC
3.375% due 11/13/2025	400	395

GA Global Funding Trust
2.250% due 01/06/2027	200	192

Glencore Funding LLC
5.371% due 04/04/2029	700	712

Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •	700	611

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.016% due 10/23/2035 •		$600	$584
5.536% due 01/28/2036 •		800	811
6.484% due 10/24/2029 •		100	106

JPMorgan Chase & Co.
4.603% due 10/22/2030 •		900	894
5.336% due 01/23/2035 •		800	809
6.087% due 10/23/2029 •		100	105

Las Vegas Sands Corp.
2.900% due 06/25/2025		300	298

Morgan Stanley
3.790% due 03/21/2030 •	EUR	700	773
3.955% due 03/21/2035 •		1,200	1,298
5.587% due 01/18/2036 ~		$300	306

Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028		300	271

Organon & Co.
2.875% due 04/30/2028	EUR	300	309

Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	94
4.000% due 12/01/2046		100	74
4.550% due 07/01/2030		100	97

PacifiCorp
5.450% due 02/15/2034		300	303

Philip Morris International, Inc.
3.750% due 01/15/2031	EUR	300	330
5.125% due 02/13/2031		$300	305

Wells Fargo & Co.
5.211% due 12/03/2035 •		600	596
5.244% due 01/24/2031 ~		1,000	1,017
5.389% due 04/24/2034 •		900	907

			17,641

MUNICIPAL BONDS & NOTES 0.2%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
1.958% due 06/01/2025		300	298

Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035		185	188

			486

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.6%

Adjustable Rate Mortgage Trust
5.977% due 01/25/2035 •		6	5

Banc of America Funding Trust
4.854% due 04/20/2047 •		45	36
4.855% due 04/25/2037 •		43	36
5.697% due 05/25/2035 ~		35	33
6.000% due 07/25/2037		137	115

Banc of America Mortgage Trust
6.000% due 10/25/2036		39	33

BCAP LLC Trust
4.855% due 05/25/2047 ~		152	145

Bear Stearns Adjustable Rate Mortgage Trust
4.933% due 04/25/2034 •		51	49
5.852% due 02/25/2034 •		3	3
6.530% due 02/25/2036 •		12	11

Bear Stearns ALT-A Trust
5.039% due 09/25/2035 •		187	63
5.564% due 05/25/2035 ~		36	34

BX Trust
5.163% due 10/15/2036 •		607	603

Chase Mortgage Finance Trust
5.089% due 03/25/2037 •		106	102
5.310% due 07/25/2037 •		19	16

Citigroup Mortgage Loan Trust
4.660% due 05/25/2035 •		15	14
4.841% due 04/25/2037 •		87	78

Countrywide Alternative Loan Trust
3.158% due 06/25/2037 •		90	73
4.854% due 07/20/2046 ~		54	46
5.500% due 10/25/2035		12	8
5.500% due 02/25/2036		30	17

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 01/25/2037	$220	$182
6.000% due 02/25/2037	491	176
6.000% due 05/25/2037	424	188
6.250% due 12/25/2036 ~	377	156
6.500% due 08/25/2037	307	131
8.000% due 10/25/2036	20	14

Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037	103	46
6.250% due 09/25/2036	191	68

Countrywide Home Loan Reperforming REMIC Trust
4.775% due 06/25/2035 ~	61	58

Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 •	144	119

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
6.445% due 02/25/2036 þ	152	138

GCAT Trust
4.250% due 05/25/2067 •	451	422

GreenPoint Mortgage Funding Trust Pass-Through Certificates
7.394% due 10/25/2033 •	3	3

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 •	154	127

GSR Mortgage Loan Trust
5.332% due 05/25/2037 •	10	6

HarborView Mortgage Loan Trust
7.296% due 02/25/2036 •	23	6

Impac Secured Assets Trust
5.915% due 07/25/2035 •	38	36

IndyMac INDX Mortgage Loan Trust
4.152% due 06/25/2036 •	123	108
4.720% due 12/25/2034 ~	2	2
4.915% due 07/25/2035 ~	4	4

JP Morgan Alternative Loan Trust
4.799% due 12/25/2036 •	12	12
4.890% due 05/25/2037 •	151	134

JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	625	512
5.673% due 10/25/2035 •	138	107
6.057% due 02/25/2035 ~	2	2

Lehman Mortgage Trust
6.000% due 09/25/2037	57	55

Merrill Lynch Mortgage Investors Trust
4.456% due 03/25/2036 ~	60	29
4.855% due 02/25/2036 •	11	11

MFA Trust
6.105% due 12/25/2068 þ	363	365

Morgan Stanley Mortgage Loan Trust
4.103% due 05/25/2036 •	123	66
4.947% due 09/25/2035 •	102	31
5.335% due 02/25/2036 •	13	13

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 •	362	347
2.750% due 11/25/2059 •	349	333
6.864% due 10/25/2063 þ	360	364

PMT Loan Trust
2.500% due 07/25/2051 •	701	577

Prime Mortgage Trust
4.935% due 02/25/2035 •	28	28

PRPM Trust
6.221% due 11/25/2068 þ	402	406

Residential Accredit Loans, Inc. Trust
4.635% due 05/25/2037 •	233	211
4.775% due 12/25/2036 •	125	112
4.815% due 07/25/2036 •	170	154
4.835% due 11/25/2036 •	126	90
5.000% due 09/25/2036	35	26

Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037	11	9

Structured Adjustable Rate Mortgage Loan Trust
4.117% due 04/25/2036 ~	96	51
4.755% due 10/25/2035 •	51	48

Structured Asset Mortgage Investments Trust
4.835% due 05/25/2036 •	190	155
4.855% due 05/25/2036 •	16	12

124	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp.
4.715% due 01/25/2036 ~	$126	$104

Structured Asset Securities Corp. Mortgage Loan Trust
4.725% due 10/25/2036 •	268	223

SunTrust Adjustable Rate Mortgage Loan Trust
6.641% due 02/25/2037 ~	46	42

Thornburg Mortgage Securities Trust
5.175% due 09/25/2034 •	12	11

Towd Point Mortgage Trust
1.636% due 04/25/2060 •	337	305
2.710% due 01/25/2060 ~	263	251
2.900% due 10/25/2059 ~	1,140	1,088

WaMu Mortgage Pass-Through Certificates Trust
4.028% due 10/25/2036 •	219	191
4.142% due 12/25/2036 ~	150	133
4.995% due 11/25/2045 •	46	43
5.215% due 10/25/2044 •	37	36
6.035% due 08/25/2042 •	2	2

Washington Mutual Mortgage Pass-Through Certificates Trust
4.755% due 02/25/2037 •	279	215
5.500% due 11/25/2035	53	49
6.500% due 08/25/2035	40	37

		10,500

U.S. GOVERNMENT AGENCIES 55.7%

Fannie Mae
3.000% due 03/01/2060	245	212
3.500% due 01/01/2059	578	518
4.854% due 06/25/2036 •	14	14
5.129% due 01/25/2051 •	403	404
5.500% due 03/25/2055 •	692	696

Freddie Mac
2.150% due 01/15/2038 •(a)	202	10
4.793% due 01/15/2038 •	202	200
5.280% due 11/25/2054 •	992	993
5.740% due 03/25/2055 •	1,271	1,280

Ginnie Mae
3.000% due 07/20/2046 - 12/20/2052	1,656	1,469
3.500% due 10/20/2052 - 03/20/2055	9,600	8,804
4.644% due 01/20/2068 •	514	510

Ginnie Mae, TBA
2.500% due 04/01/2055	3,100	2,645
3.000% due 04/01/2055	7,200	6,378
3.500% due 04/01/2055	1,400	1,281
6.500% due 04/01/2055	1,900	1,945

Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052	1,520	1,210
2.500% due 02/01/2051 - 01/01/2052	1,036	866
3.000% due 02/01/2027 - 09/01/2042	19	18
3.500% due 01/01/2026 - 07/01/2050	482	444

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 01/01/2037 - 06/01/2050	$264	$250
4.500% due 11/01/2025 - 08/01/2041	89	88
5.000% due 08/01/2033 - 10/01/2041	55	55
5.500% due 07/01/2035 - 02/01/2041	56	58
6.000% due 06/01/2026 - 09/01/2054	14,916	15,160
6.500% due 12/01/2053 - 02/01/2054	1,363	1,407

Uniform Mortgage-Backed Security, TBA
2.500% due 05/01/2055	300	249
3.000% due 05/01/2055	3,900	3,380
4.000% due 05/01/2055	1,665	1,550
4.500% due 05/01/2055	700	669
5.000% due 04/01/2055 - 05/01/2055	25,500	24,973
5.500% due 04/01/2055	4,000	3,995
6.000% due 05/01/2055 - 06/01/2055	3,200	3,245
6.500% due 06/01/2055	39,800	40,973

		125,949

U.S. TREASURY OBLIGATIONS 15.4%

U.S. Treasury Bonds
1.875% due 02/15/2041 (i)	4,300	3,019
2.250% due 08/15/2049 (i)	1,300	839
2.875% due 05/15/2052 (m)	200	145
3.000% due 02/15/2048 (i)	800	610
3.000% due 02/15/2049 (i)	725	548
3.375% due 11/15/2048 (i)	1,180	958
4.125% due 08/15/2044 (i)	2,050	1,921
4.500% due 11/15/2054 (i)	6,000	5,914
4.625% due 02/15/2055 (i)(m)	3,000	3,021

U.S. Treasury Inflation Protected Securities (e)
0.125% due 10/15/2025 (i)	122	123
0.125% due 07/15/2030 (k)(m)	619	580
0.125% due 07/15/2031 (i)	3,318	3,048
0.125% due 01/15/2032 (i)	1,260	1,141
0.375% due 07/15/2025 (i)(m)	402	403
0.500% due 01/15/2028 (i)	2,833	2,783
0.625% due 07/15/2032 (m)	219	204
1.125% due 01/15/2033 (i)	960	920
2.500% due 01/15/2029 (i)	3,328	3,479
3.875% due 04/15/2029 (i)(k)	580	637

U.S. Treasury Notes
2.750% due 07/31/2027 (i)	2,500	2,437
2.875% due 04/30/2025 (k)	1,142	1,140
3.500% due 02/15/2033 (i)(m)	500	479
4.000% due 02/29/2028 (i)(m)	300	301
4.000% due 02/15/2034 (i)	100	99

		34,749

Total United States (Cost $198,082)		193,391

		SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.8%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.4000% (f)		509,897	$510

		PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (h) 1.3%
			2,956

FRANCE TREASURY BILLS 0.7%
2.307% due 06/25/2025 (b)(c)(d)	EUR	1,500	1,613

NIGERIA TREASURY BILLS 0.0%
23.286% due 11/04/2025 (c)(d)	NGN	100,000	57

U.S. TREASURY BILLS 3.6%
4.301% due 05/20/2025 (c)(d)		$8,100	8,053

Total Short-Term Instruments (Cost $13,190)			13,189

Total Investments in Securities (Cost $348,676)			338,701

		SHARES
INVESTMENTS IN AFFILIATES 2.5%

SHORT-TERM INSTRUMENTS 2.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.5%

PIMCO Short-Term Floating NAV Portfolio III		581,687	5,662

Total Short-Term Instruments (Cost $5,662)			5,662

Total Investments in Affiliates (Cost $5,662)			5,662

Total Investments 152.2% (Cost $354,338)			$344,363

Financial Derivative Instruments (j)(l) (0.5)% (Cost or Premiums, net $(116))			(1,193)

Other Assets and Liabilities, net (51.7)%			(116,965)

Net Assets 100.0%			$226,205

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Zero coupon security.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	125

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Coupon represents a 7-Day Yield.

(g) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Drillco Holding Lux SA	06/08/2023	$ 715	$901	0.40%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.330%	03/31/2025	04/21/2025	$494	U.S. Treasury Bonds 1.875% due 02/15/2041	$(493)	$494	$494
DEU	4.330	03/31/2025	04/03/2025	1,506	U.S. Treasury Bonds 4.500% due 11/15/2054	(1,504)	1,506	1,506
	4.330	03/31/2025	04/07/2025	201	U.S. Treasury Bonds 4.500% due 11/15/2054	(201)	201	201
JPS	4.350	03/31/2025	04/09/2025	755	U.S. Treasury Bonds 4.125% due 08/15/2044	(754)	755	755

Total Repurchase Agreements						$(2,952)	$2,956	$2,956

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BOM	4.440%	03/20/2025	04/10/2025		$(5,454)	$(5,462)
BSN	4.430	03/17/2025	04/21/2025		(3,488)	(3,494)
DEU	4.420	03/13/2025	04/10/2025		(3,176)	(3,183)
	4.430	03/20/2025	04/03/2025		(1,508)	(1,510)
	4.440	03/19/2025	04/09/2025		(399)	(400)
	4.450	03/06/2025	04/03/2025		(306)	(308)
JPS	4.440	03/12/2025	04/09/2025		(2,675)	(2,682)
	4.440	03/24/2025	04/07/2025		(5,545)	(5,551)
	4.450	03/06/2025	04/03/2025		(3,007)	(3,016)
	4.450	03/21/2025	04/04/2025		(616)	(616)
	4.490	03/31/2025	04/03/2025		(1,733)	(1,733)
	4.530	03/31/2025	04/01/2025		(2,060)	(2,060)
MEI	2.530	03/31/2025	04/01/2025	EUR	(5,026)	(5,435)
NOM	4.500	03/28/2025	04/04/2025		$(2,393)	(2,394)

Total Reverse Repurchase Agreements						$(37,844)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
UBS	4.410%	01/28/2025	04/07/2025	$(2,412)	$(2,431)

Total Sale-Buyback Transactions					$(2,431)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (11.9)%
U.S. Government Agencies (11.9)%
Uniform Mortgage-Backed Security, TBA	2.000%	04/01/2040	$4,300	$(3,871)	$(3,887)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2055	17,000	(13,471)	(13,514)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2055	600	(498)	(499)
Uniform Mortgage-Backed Security, TBA	3.500	05/01/2055	2,200	(1,979)	(1,983)
Uniform Mortgage-Backed Security, TBA	5.000	04/01/2055	3,200	(3,130)	(3,137)
Uniform Mortgage-Backed Security, TBA	5.500	05/01/2055	1,900	(1,894)	(1,896)
Uniform Mortgage-Backed Security, TBA	6.500	04/01/2055	1,900	(1,956)	(1,959)

Total Short Sales (11.9)%				$(26,799)	$(26,875)

126	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOM	$0	$(5,462)	$0	$(5,462)	$5,485	$23
BOS	494	0	0	494	(493)	1
BSN	0	(3,494)	0	(3,494)	3,510	16
DEU	1,707	(5,401)	0	(3,694)	3,631	(63)
JPS	755	(15,658)	0	(14,903)	14,780	(123)
MEI	0	(5,435)	0	(5,435)	5,410	(25)
NOM	0	(2,394)	0	(2,394)	2,397	3

Master Securities Forward Transaction Agreement
UBS	0	0	(2,431)	(2,431)	2,437	6

Total Borrowings and Other Financing Transactions	$2,956	$(37,844)	$(2,431)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$(5,435)	$0	$0	$0	$(5,435)
U.S. Treasury Obligations	(2,060)	(30,349)	0	0	(32,409)

Total	$(7,495)	$(30,349)	$0	$0	$(37,844)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(2,431)	0	0	(2,431)

Total	$0	$(2,431)	$0	$0	$(2,431)

Total Borrowings	$(7,495)	$(32,780)	$0	$0	$(40,275)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(40,275)

(i)	Securities with an aggregate market value of $40,183 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(15,490) at a weighted average interest rate of 4.655%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(2) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
Description					Asset	Liability
Australia Government 3-Year Bond June Futures	06/2025	7	$466	$1	$1	$0
Canada Government 5-Year Bond June Futures	06/2025	18	1,450	8	1	0
Canada Government 10-Year Bond June Futures	06/2025	57	4,918	2	2	(2)
Euro-BTP June Futures	06/2025	77	9,785	(212)	26	(12)
Long Gilt June Futures	06/2025	11	1,303	3	14	0
U.S. Treasury 2-Year Note June Futures	06/2025	45	9,323	58	0	0
U.S. Treasury 5-Year Note June Futures	06/2025	162	17,521	113	0	(5)
U.S. Treasury 10-Year Note June Futures	06/2025	52	5,783	38	1	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	93	10,614	123	9	0

				$134	$54	$(19)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	127

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

SHORT FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
Description					Asset	Liability
Australia Government 10-Year Bond June Futures	06/2025	158	$(11,122)	$(17)	$0	$(106)
Euro-BOBL June Futures	06/2025	56	(7,133)	64	2	(17)
Euro-Bund June Futures	06/2025	96	(13,373)	169	1	(52)
Euro-Oat June Futures	06/2025	11	(1,459)	24	2	(5)
Euro-Schatz June Futures	06/2025	13	(1,503)	0	0	(1)
Japan Government 10-Year Bond June Futures	06/2025	36	(33,218)	(99)	0	(242)
Short Euro-BTP Italy Government Bond June Futures	06/2025	69	(8,020)	(9)	4	(6)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	15	(1,834)	(38)	0	(7)

				$94	$9	$(436)

Total Futures Contracts				$228	$63	$(455)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
Index/Tranches									Asset	Liability
CDX.IG-43 10-Year Index	(1.000)%	Quarterly	12/20/2034	$	4,200	$(22)	$10	$(12)	$0	$0
CDX.IG-44 5-Year Index	(1.000)	Quarterly	06/20/2030		200	(4)	0	(4)	0	0
CDX.IG-44 10-Year Index	(1.000)	Quarterly	06/20/2035		9,200	(13)	12	(1)	0	(1)
CDX.iTraxx Main 43 05-Year Index	(1.000)	Quarterly	06/20/2030	EUR	5,060	(111)	13	(98)	8	0
CDX.iTraxx Main 43 05-Year Index	(1.000)	Quarterly	06/20/2035		4,200	(10)	19	9	13	0

						$(160)	$54	$(106)	$21	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$27,300	$610	$(84)	$526	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	03/19/2027	GBP	2,000	$15	$0	$15	$0	$0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2027		8,700	(20)	(188)	(208)	11	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		16,100	50	(18)	32	31	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030		12,700	(346)	(30)	(376)	67	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		300	(39)	(5)	(44)	6	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	09/17/2030	INR	376,050	11	9	20	0	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2027	JPY	106,700	(1)	0	(1)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	12/18/2029		330,000	(3)	(38)	(41)	8	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2030		80,000	(4)	(3)	(7)	2	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2030		190,000	8	(4)	4	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		1,290,000	(19)	(56)	(75)	45	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		704,400	(1)	(95)	(96)	33	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		1,040,000	(111)	(82)	(193)	51	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		373,300	31	(12)	19	0	(12)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		840,000	(399)	(274)	(673)	53	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		60,000	2	94	96	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		180,000	17	100	117	0	(15)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/18/2054		60,000	10	31	41	0	(5)
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		30,000	0	(1)	(1)	0	(1)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	03/19/2027	SGD	2,400	4	(14)	(10)	0	(3)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029		6,720	(2)	(104)	(106)	0	(21)
Pay	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	03/19/2030	THB	42,770	(1)	29	28	5	0
Receive	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	09/18/2034		36,730	(1)	(86)	(87)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	2.959	Semi-Annual	05/31/2025	$	6,900	(352)	330	(22)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		9,600	36	64	100	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025		900	(1)	4	3	0	0

128	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	4.250%	Annual	12/20/2025	$	3,100	$23	$(25)	$(2)	$0	$0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.020	Annual	05/15/2026		2,400	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		14,300	141	(58)	83	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		3,300	0	(7)	(7)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.940	Annual	08/22/2026		500	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		12,700	3	228	231	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		13,200	91	(61)	30	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		12,920	264	(79)	185	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2027		16,000	(119)	5	(114)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027		4,200	0	26	26	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		2,100	0	(15)	(15)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		2,900	0	(22)	(22)	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.593	Annual	08/31/2029		2,200	0	1	1	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.661	Annual	08/31/2029		2,300	0	(5)	(5)	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.662	Annual	08/31/2029		2,200	0	(5)	(5)	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.734	Annual	08/31/2029		4,000	0	(20)	(20)	0	(3)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	08/31/2029		12,700	(175)	(56)	(231)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		15,950	776	(282)	494	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		10,000	(180)	13	(167)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.840	Annual	06/30/2031		1,400	0	(10)	(10)	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031		4,000	(86)	(15)	(101)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034		800	0	(4)	(4)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.847	Annual	05/15/2034		500	0	(3)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034		800	0	(6)	(6)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		12,900	355	(213)	142	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		1,600	(5)	(1)	(6)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		500	(2)	12	10	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		300	(1)	7	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		200	(1)	5	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		300	(1)	7	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		900	(4)	21	17	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		100	0	2	2	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.815	Annual	11/15/2034		1,000	0	(6)	(6)	0	(3)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.843	Annual	11/15/2034		2,100	0	(17)	(17)	0	(7)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.844	Annual	11/15/2034		2,100	0	(17)	(17)	0	(7)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.150	Annual	11/15/2034		10,800	(318)	(6)	(324)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		500	(2)	(4)	(6)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		10,490	708	(231)	477	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		700	(2)	(5)	(7)	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		3,100	129	0	129	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.781	Annual	11/15/2053		200	0	1	1	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.782	Annual	11/15/2053		700	0	3	3	0	(5)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.791	Annual	11/15/2053		500	0	2	2	0	(4)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.887	Annual	11/15/2053		300	0	(4)	(4)	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.914	Annual	11/15/2053		600	0	(11)	(11)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.931	Annual	11/15/2054		200	0	(4)	(4)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054		400	0	(11)	(11)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.959	Annual	11/15/2054		1,400	0	(38)	(38)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.964	Annual	11/15/2054		400	0	(11)	(11)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054		1,700	0	(50)	(50)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	4.017	Annual	11/15/2054		100	0	(4)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.117	Annual	11/15/2054		1,470	0	(81)	(81)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054		230	0	(13)	(13)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		900	0	5	5	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		600	0	0	0	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		500	0	(1)	(1)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		200	0	(2)	(2)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.866	Annual	02/15/2055		100	0	(1)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		600	0	3	3	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		620	78	(18)	60	0	(5)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		2,600	(266)	21	(245)	19	0
Pay	3-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	26,200	(38)	(106)	(144)	64	0
Pay	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		1,900	(1)	(3)	(4)	10	0
Pay(5)	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		700	4	3	7	4	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	2,500	(19)	(24)	(43)	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027		1,600	(3)	9	6	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		1,200	0	4	4	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.300	Annual	02/15/2027		1,100	0	4	4	1	0
Pay(5)	3-Month CNY-CNREPOFIX	1.500	Quarterly	06/18/2030	CNY	80,900	(40)	6	(34)	0	(2)
Pay	3-Month KRW-KORIBOR	2.693	Quarterly	01/16/2027	KRW	2,206,690	2	0	2	1	0
Pay	3-Month KRW-KORIBOR	2.750	Quarterly	03/19/2027		106,050	0	0	0	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	129

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month KRW-KORIBOR	2.500%	Quarterly	09/17/2030	KRW	46,390	$0	$0	$0	$0	$0
Pay	3-Month KRW-KORIBOR	2.750	Quarterly	03/19/2035		724,590	(2)	7	5	3	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	1,400	11	35	46	3	0
Pay	3-Month SEK-STIBOR	2.265	Annual	01/10/2030	SEK	6,300	(3)	(8)	(11)	1	0
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030		15,200	0	(13)	(13)	3	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	1,700	(5)	(38)	(43)	2	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		3,200	50	(39)	11	13	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		5,500	19	40	59	29	0
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	3,820	48	15	63	2	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		800	(3)	(20)	(23)	1	0
Receive(5)	6-Month EUR-EURIBOR	2.000	Annual	09/17/2027		5,900	39	(19)	20	0	(4)
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		600	0	(10)	(10)	1	0
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		2,450	0	(27)	(27)	4	0
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		4,200	(1)	(35)	(36)	7	0
Pay	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		3,300	3	(14)	(11)	7	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		16,580	(234)	91	(143)	38	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		4,090	(61)	14	(47)	0	(10)
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		300	(1)	(3)	(4)	1	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		20,050	(948)	145	(803)	87	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		1,140	(62)	13	(49)	5	0
Receive(5)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		150	13	64	77	0	(1)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	7	49	56	0	(1)
Receive(5)	6-Month EUR-EURIBOR	2.213	Annual	03/12/2055		3,400	0	61	61	0	(7)
Receive(5)	6-Month EUR-EURIBOR	2.270	Annual	03/12/2055		1,500	0	19	19	0	(3)
Receive(5)	6-Month EUR-EURIBOR	2.282	Annual	03/12/2055		600	0	7	7	0	(1)
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		6,750	569	(19)	550	0	(58)
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	3,500	0	(88)	(88)	2	0
Pay	CAONREPO	2.850	Semi-Annual	09/01/2029	CAD	2,500	(4)	38	34	3	0
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030		1,300	(112)	67	(45)	2	0
Pay(5)	CAONREPO	3.000	Semi-Annual	06/18/2030		300	5	1	6	0	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		1,900	30	(92)	(62)	0	(4)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		300	3	(7)	(4)	0	(1)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		300	1	(7)	(6)	0	(1)
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		2,000	(2)	(56)	(58)	0	(4)
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		600	0	(8)	(8)	0	(1)
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034		100	0	0	0	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		600	0	(11)	(11)	0	(1)
Pay(5)	CAONREPO	3.250	Semi-Annual	06/18/2035		500	14	2	16	1	0
Pay	CAONREPO	2.565	Semi-Annual	03/07/2049		100	(11)	6	(5)	1	0
Receive	CAONREPO	3.250	Semi-Annual	06/21/2053		1,200	28	(82)	(54)	0	(8)
Pay(5)	CAONREPO	3.250	Semi-Annual	06/18/2055		200	8	2	10	2	0

							$(406)	$(1,440)	$(1,846)	$651	$(348)

Total Swap Agreements							$44	$(1,470)	$(1,426)	$672	$(349)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value	Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$72	$719	$791	$0	$(495)	$(352)	$(847)

(k)

Securities with an aggregate market value of $1,516 and cash of $4,515 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

130	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)

Unsettled variation margin asset of $9 and liability of $(40) for closed futures and unsettled variation margin asset of $47 and liability of $(3) for closed swap agreements is outstanding at period end.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	61,987		$415	$2	$0
	04/2025		$6,629	AUD	10,479	0	(81)
	04/2025		581	JPY	87,618	3	0
	04/2025		417	SGD	557	0	(2)
	05/2025	AUD	10,479		$6,631	81	0
	05/2025	CNH	39,949		5,517	6	(2)
	05/2025	JPY	87,324		581	0	(3)
	05/2025	SGD	556		417	2	0
	05/2025		$1,444	CNH	10,574	15	0
	06/2025		1,129		8,223	9	0
	06/2025		1,120	JPY	170,000	23	0
	07/2025		2,759	CNH	19,881	1	(5)
	08/2025		2,757		19,884	5	0

BOA	04/2025	CAD	103		$71	0	0
	04/2025	DKK	8,200		1,209	21	0
	04/2025		$32	CZK	774	2	0
	04/2025		2,353	EUR	2,179	3	0
	04/2025		184	MYR	813	0	0
	05/2025	BRL	6,314		$1,089	0	(11)
	05/2025	IDR	694,673		42	0	0
	05/2025		$1,412	CNH	10,339	14	0
	05/2025		662	HKD	5,141	0	0
	05/2025		33	INR	2,812	0	0
	06/2025	CNH	11,563		$1,598	0	(1)
	06/2025	KRW	213,557		146	1	0
	06/2025	KZT	94,870		184	0	0
	06/2025		$2,950	CNH	21,532	29	(1)
	08/2025	CNH	2,490		$348	2	0
	08/2025	TWD	62		2	0	0

BPS	04/2025	BRL	7,500		1,344	29	0
	04/2025	EUR	39,941		41,881	0	(1,307)
	04/2025	IDR	9,439,748		569	3	0
	04/2025	ILS	319		87	1	0
	04/2025	JPY	576,144		3,864	23	0
	04/2025	TWD	22,501		686	8	0
	04/2025		$1,304	BRL	7,500	10	0
	04/2025		238	CNY	1,704	0	(1)
	04/2025		442	CZK	10,748	24	0
	04/2025		4,886	EUR	4,537	20	0
	04/2025		1,096	IDR	17,970,247	0	(18)
	04/2025		220	INR	19,047	3	0
	04/2025		208	JPY	31,270	0	0
	04/2025		304	KRW	442,085	0	(4)
	04/2025		266	SGD	357	0	(1)
	04/2025		153	TWD	4,998	0	(2)
	04/2025	ZAR	8,532		$465	0	0
	05/2025	EUR	4,537		4,894	0	(20)
	05/2025	IDR	2,046,023		123	0	0
	05/2025	JPY	31,165		208	0	0
	05/2025	SGD	356		266	1	0
	05/2025		$5,034	CNH	36,577	15	(1)
	05/2025		543	IDR	9,007,209	0	(3)
	05/2025		295	INR	25,266	0	0
	06/2025	KRW	86,066		$60	2	0
	06/2025		$5,635	CNH	41,020	40	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	131

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2025		$516	KRW	752,908	$0	$(3)
	06/2025		1,307	PLN	5,083	9	(7)
	07/2025	TWD	2,610		$80	1	0
	08/2025		2,356		72	1	0
	08/2025		$182	TWD	5,974	0	(1)
	10/2025	BRL	5,600		$924	0	(16)

BRC	04/2025	GBP	243		315	1	0
	04/2025	INR	971		11	0	0
	04/2025	JPY	112,000		765	17	0
	04/2025	MYR	2,593		587	2	0
	04/2025	PEN	2,959		792	0	(13)
	04/2025	TRY	207		5	0	0
	04/2025		$286	EUR	263	0	(1)
	04/2025		198	IDR	3,248,153	0	(4)
	04/2025		199	ILS	731	0	(3)
	04/2025		11	INR	970	0	0
	04/2025		297	JPY	43,700	0	(6)
	04/2025		9	NOK	104	1	0
	04/2025		2,037	TRY	78,178	5	(18)
	05/2025	BRL	820		$142	0	(1)
	05/2025	INR	973		11	0	0
	05/2025	JPY	300,000		2,052	41	0
	05/2025		$707	AUD	1,129	0	(1)
	05/2025		5,886	EUR	5,427	0	(8)
	05/2025		315	GBP	243	0	(1)
	05/2025		505	RON	2,446	26	0
	05/2025		1,330	TRY	52,006	0	(32)
	06/2025		3	PLN	11	0	0
	06/2025		683	TRY	26,942	0	(32)
	08/2025	CNH	3,668		$510	1	0
	08/2025		$875	CNH	6,287	0	(2)

BSH	04/2025	AUD	9,194		$5,825	80	0
	04/2025	PEN	1,713		454	0	(12)
	04/2025		$5,564	JPY	835,576	7	0
	05/2025	JPY	832,762		$5,564	0	(7)
	05/2025	PEN	324		86	0	(3)
	06/2025		$142	PLN	546	0	(1)

CBK	04/2025	CNY	5,634		$785	4	0
	04/2025	DKK	1,853		261	0	(8)
	04/2025	EUR	4,537		4,895	0	(11)
	04/2025	IDR	11,885,079		717	3	0
	04/2025	ILS	201		55	1	0
	04/2025	INR	143,661		1,676	0	(2)
	04/2025	PEN	3,026		813	0	(10)
	04/2025	TWD	15,802		482	6	0
	04/2025		$12,289	CAD	17,505	0	(124)
	04/2025		2,128	CNY	15,251	0	(10)
	04/2025		1,068	EUR	982	0	(6)
	04/2025		2,193	GBP	1,730	41	0
	04/2025		968	IDR	15,872,192	0	(15)
	04/2025		3,663	INR	319,756	71	0
	04/2025		22	KRW	32,181	0	0
	04/2025		3,002	PEN	10,943	0	(25)
	04/2025		854	TWD	27,990	0	(11)
	05/2025	CAD	17,480		$12,289	124	0
	05/2025	IDR	2,504,428		151	1	0
	05/2025	PEN	287		76	0	(2)
	05/2025		$842	CNY	6,043	0	0
	05/2025		5,572	EUR	5,137	0	(8)
	05/2025		541	IDR	8,984,835	0	(2)
	05/2025		1	THB	28	0	0
	06/2025	CLP	222,589		$237	3	0
	06/2025	CNH	2,478		342	0	(1)
	06/2025	KRW	1,488,790		1,042	28	0
	06/2025		$100	CNH	724	0	0
	06/2025		616	COP	2,565,428	0	(9)
	06/2025		309	KRW	446,082	0	(5)
	06/2025		20	NGN	32,800	1	0
	06/2025		1,697	PEN	6,231	1	(5)
	07/2025	PEN	2,965		$816	12	0

132	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2025	TWD	6,676		$205	$3	$0
	08/2025	PEN	208		55	0	(1)
	08/2025	TWD	9,583		295	4	0
	08/2025		$50	EGP	2,753	1	0
	09/2025	PEN	8,010		$2,185	14	0
	12/2025		$84	PEN	311	0	0
	01/2026	JPY	70,000		$516	36	0

DUB	04/2025	CAD	19		13	0	0
	04/2025	EUR	488		531	4	0
	04/2025	ILS	203		56	1	0
	04/2025	JPY	184,200		1,257	27	0
	04/2025	NZD	246		141	1	0
	04/2025	SGD	101		75	0	0
	04/2025		$287	DKK	1,989	1	0
	04/2025		386	IDR	6,406,447	0	(2)
	04/2025		1,352	INR	115,810	0	0
	04/2025		1,973	JPY	270,000	0	(169)
	04/2025		142	NZD	246	0	(2)
	04/2025		213	SGD	285	0	(1)
	05/2025	DKK	1,985		$287	0	(1)
	05/2025	IDR	304,924		18	0	0
	05/2025	NZD	246		142	2	0
	05/2025	SGD	285		213	1	0
	06/2025	KRW	1,238,142		865	22	0
	06/2025		$70	EGP	3,707	1	0
	06/2025		116	KRW	167,215	0	(2)
	06/2025		282	KZT	141,755	0	(7)
	06/2025		8	NGN	13,127	0	0
	08/2025	CNH	35,058		$4,876	6	0
	09/2025		$485	KZT	251,259	0	(10)
	12/2025		269		142,985	0	(6)

FAR	04/2025	BRL	3,220		$561	0	(3)
	04/2025	CHF	1,803		2,023	0	(15)
	04/2025	DKK	2,944		415	0	(12)
	04/2025	EUR	1,881		1,976	0	(58)
	04/2025	ILS	182		50	1	0
	04/2025	JPY	472,972		3,170	16	0
	04/2025		$561	BRL	3,220	4	0
	04/2025		387	CNY	2,773	0	(1)
	04/2025		418	HUF	154,028	0	(4)
	04/2025		3,971	JPY	597,805	15	0
	04/2025		33	TWD	1,073	0	0
	05/2025	CNH	10,152		$1,407	6	0
	05/2025	JPY	595,791		3,971	0	(15)
	06/2025		$561	BRL	3,261	3	0
	06/2025		321	PLN	1,245	0	(1)
	07/2025		1,407	CNH	10,113	0	(6)

GLM	04/2025	BRL	55,098		$9,659	53	(49)
	04/2025	CAD	106		74	0	0
	04/2025	IDR	4,641,895		280	1	0
	04/2025	MYR	532		120	0	0
	04/2025	PEN	3,253		863	0	(23)
	04/2025		$9,567	BRL	55,098	89	0
	04/2025		60	EGP	3,090	1	0
	04/2025		438	IDR	7,217,317	0	(5)
	04/2025		30	KRW	43,851	0	0
	04/2025		138	TRY	5,462	2	0
	05/2025	EGP	9,817		$191	0	0
	05/2025	IDR	1,203,389		72	0	0
	05/2025		$1,512	CNH	11,051	15	(1)
	05/2025		93	EGP	4,867	2	0
	05/2025		280	IDR	4,646,088	0	(1)
	05/2025		1	NGN	927	0	0
	06/2025	CLP	83,581		$88	0	0
	06/2025	CNH	138		19	0	0
	06/2025	JPY	170,000		1,134	0	(10)
	06/2025	PEN	340		93	1	0
	06/2025		$151	CNH	1,094	0	(1)
	06/2025		120	EGP	6,385	2	0
	06/2025		24	PLN	92	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	133

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2025	TWD	2,123		$65	$1	$0
	08/2025		$130	EGP	7,170	3	0
	09/2025		100	KZT	52,275	0	(1)
	10/2025	BRL	21,300		$3,482	0	(91)
	01/2026	JPY	190,000		1,411	108	0

IND	04/2025	IDR	11,156,342		672	3	0
	04/2025		$556	DKK	3,842	1	0
	05/2025	DKK	3,835		$556	0	(1)

JPM	04/2025	AUD	208		131	1	0
	04/2025	BRL	8,959		1,549	0	(21)
	04/2025	EUR	997		1,049	0	(29)
	04/2025	IDR	658,177		40	0	0
	04/2025	ILS	573		157	2	0
	04/2025	JPY	507,577		3,405	21	0
	04/2025	PHP	8,203		143	0	0
	04/2025	SGD	84		63	0	0
	04/2025	TWD	3,030		92	1	0
	04/2025		$1,560	BRL	8,959	10	0
	04/2025		1,305	CAD	1,868	0	(7)
	04/2025		153	CNY	1,095	0	(1)
	04/2025		43,384	EUR	40,223	109	0
	04/2025		110	IDR	1,812,762	0	(2)
	04/2025		3,745	INR	326,636	69	0
	04/2025		1,221	JPY	184,210	7	0
	04/2025		22	KRW	32,167	0	0
	04/2025		549	PHP	31,987	9	0
	04/2025		115	TWD	3,768	0	(2)
	04/2025		606	VND	15,110,129	0	(15)
	04/2025	ZAR	1,284		$70	0	0
	05/2025	CNH	37,475		5,170	5	(7)
	05/2025	EUR	40,223		43,455	0	(108)
	05/2025	IDR	801,508		48	0	0
	05/2025	JPY	183,592		1,221	0	(8)
	05/2025	NGN	141,323		91	0	0
	05/2025	THB	8,782		259	0	(1)
	05/2025		$1,471	CNH	10,745	12	0
	05/2025		80	CNY	570	0	0
	05/2025		40	EGP	2,116	1	0
	05/2025		40	NGN	62,280	0	0
	05/2025		256	TRY	11,261	28	0
	06/2025	MXN	9,270		$451	3	0
	06/2025	THB	53,956		1,570	0	(30)
	06/2025		$1,549	BRL	9,071	20	0
	06/2025		865	CNH	6,315	8	0
	06/2025		0	EGP	5	0	0
	06/2025		2,842	MXN	58,590	0	(8)
	06/2025		90	NGN	144,360	1	0
	06/2025		1,156	PLN	4,481	3	(5)
	07/2025	TWD	2,647		$81	1	0
	07/2025		$2,655	CNH	19,161	3	(2)
	08/2025	TWD	7,461		$229	3	0
	08/2025		$2,515	CNH	18,143	6	(1)
	08/2025		28	TWD	928	0	0

MBC	04/2025	AUD	1,077		$677	4	0
	04/2025	CHF	203		229	0	0
	04/2025	EGP	4,617		91	0	0
	04/2025	EUR	1,583		1,714	14	(12)
	04/2025	JPY	30,000		201	1	0
	04/2025	SEK	285		28	0	0
	04/2025	SGD	714		535	3	0
	04/2025	TWD	3,264		101	3	0
	04/2025		$400	CAD	574	0	(1)
	04/2025		2,270	CHF	2,005	0	(3)
	04/2025		15	DKK	106	0	0
	04/2025		140	EGP	7,187	2	0
	04/2025		1,353	EUR	1,243	0	(9)
	04/2025		130	INR	11,315	2	0
	04/2025		2,113	JPY	315,400	0	(11)
	04/2025		81	TWD	2,674	0	(1)
	04/2025	ZAR	3,625		$199	1	0

134	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025	CHF	1,998		$2,269	$3	$0
	05/2025	CNH	18,483		2,550	2	(3)
	05/2025	DKK	106		15	0	0
	05/2025	IDR	482,762		29	0	0
	05/2025	JPY	10,335		69	0	0
	05/2025	RON	379		82	0	0
	05/2025	SGD	287		214	0	0
	05/2025		$361	CHF	317	0	(2)
	05/2025		4,102	CNH	29,625	3	(16)
	05/2025		324	GBP	250	0	(1)
	05/2025		1,689	JPY	250,800	0	(11)
	05/2025		333	SGD	445	0	(1)
	05/2025		2,180	THB	73,223	0	(14)
	06/2025		267	EGP	14,103	4	0
	06/2025		60	KRW	86,292	0	(1)
	06/2025		490	PLN	1,890	0	(3)
	07/2025	TWD	1,456		$45	1	0
	07/2025		$1,275	CNH	9,186	0	(1)
	08/2025	CNH	7,444		$1,030	0	(4)
	08/2025	TWD	1,203		37	0	0
	08/2025		$2,262	CNH	16,290	5	(4)

MYI	04/2025	BRL	364		$63	0	0
	04/2025	CAD	19,372		13,609	147	0
	04/2025	CNY	1,902		265	2	0
	04/2025	CZK	3,809		165	0	0
	04/2025	DKK	1,140		159	0	(6)
	04/2025	SGD	299		224	1	0
	04/2025		$62	BRL	364	1	0
	04/2025		331	CNY	2,367	0	(1)
	04/2025		80	TWD	2,608	0	(1)
	04/2025	ZAR	41,583		$2,275	9	0
	05/2025	HKD	807		104	0	0
	05/2025	IDR	439,314		26	0	0
	05/2025		$1,640	CAD	2,349	0	(5)
	05/2025		431	CNY	3,090	0	0
	05/2025		81	NGN	127,656	1	0
	06/2025	CNH	668		$92	0	0
	06/2025	COP	508,284		120	0	0
	06/2025		$112	PLN	443	2	0
	09/2025	CAD	758		$533	2	0
	09/2025		$71	KZT	36,609	0	(1)
	12/2025	CZK	3,053	EUR	121	0	0

NGF	06/2025	KRW	1,309,390		$919	27	0

RYL	04/2025	JPY	39,900		272	6	0
	05/2025		$2,021	JPY	300,000	0	(10)

SCX	04/2025	BRL	28,085		$4,805	0	(117)
	04/2025	PEN	1,133		302	0	(7)
	04/2025	TWD	1,729		53	1	0
	04/2025		$4,891	BRL	28,085	31	0
	04/2025		1,053	CNY	7,554	0	(1)
	04/2025		20	EGP	1,043	0	0
	04/2025		247	IDR	4,046,967	0	(5)
	04/2025		320	JPY	48,267	2	0
	04/2025		22	KRW	32,133	0	0
	04/2025		22	TWD	725	0	0
	05/2025	CNH	12,828		$1,786	15	0
	05/2025	IDR	188,514		11	0	0
	05/2025	JPY	48,106		320	0	(2)
	05/2025	PEN	129		34	0	(1)
	05/2025		$2,276	CNH	16,406	0	(12)
	05/2025		190	NGN	299,650	3	(1)
	06/2025	CNH	365		$50	0	0
	06/2025		$4,805	BRL	28,441	116	0
	06/2025		100	EGP	5,294	2	0
	06/2025		20	NGN	32,300	0	0
	07/2025		60	EGP	3,247	1	0
	08/2025	CNH	997		$138	0	0
	08/2025	TWD	719		22	0	0

SOG	04/2025		$140	EGP	7,300	3	0
	06/2025		3		170	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	135

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2025		$70	NGN	112,350	$1	$0

SSB	04/2025	GBP	4,955		$6,272	0	(128)
	04/2025		$4,485	GBP	3,468	0	(5)
	05/2025	GBP	3,468		$4,484	5	0
	05/2025	PEN	5,378		1,418	0	(45)

UAG	04/2025	IDR	1,571,303		95	0	0
	04/2025	JPY	439,424		2,953	24	0
	04/2025		$95	IDR	1,571,302	0	(1)
	05/2025		95		1,573,512	0	0
	06/2025	PLN	2,701		$695	0	(1)
	06/2025		$156	PLN	603	0	(1)
	08/2025		2,301	CNH	16,506	0	(8)
	09/2025		533	CAD	758	0	(2)
	12/2025	EUR	121	CZK	3,053	0	0

Total Forward Foreign Currency Contracts						$2,110	$(3,094)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price			Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC EUR versus CZK		EUR	24.650	03/11/2026	269	$2	$1
	Put - OTC USD versus CAD	$		1.385	09/05/2025	600	5	3

BPS	Call - OTC USD versus CNH		CNH	7.500	05/15/2025	200	1	0

MBC	Call - OTC USD versus CNH			7.500	05/13/2025	2,400	12	1

MYI	Put - OTC EUR versus CZK		EUR	24.750	12/09/2025	287	2	2
	Put - OTC EUR versus CZK			24.700	12/16/2025	480	3	3
	Put - OTC USD versus CAD	$		1.385	09/05/2025	2,100	14	10

							$39	$20

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.930%	06/23/2025	1,200	$43	$22

BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	18,200	26	3
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	08/20/2025	2,000	2	0

BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	200	7	5

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.065	06/24/2025	1,100	33	13
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.960	06/25/2025	1,600	55	28
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	400	17	11

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.420	05/13/2025	2,300	12	1

JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.480	05/13/2025	14,000	16	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	400	1	0

							$212	$83

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	600	$45	$322

Total Purchased Options						$296	$425

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYI	Put - OTC USD versus CAD	$	1.320	09/05/2025	2,100	$(1)	$(1)

136	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.250%	06/23/2025	4,600	$(44)	$(6)

BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	600	(45)	(262)

BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.350	09/25/2025	800	(8)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	600	(2)	0

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/24/2025	4,200	(33)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.280	06/25/2025	1,200	(12)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	06/25/2025	5,000	(44)	(6)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.330	09/25/2025	1,500	(16)	(5)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	700	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	700	(3)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	700	(3)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	700	(3)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	700	(3)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	700	(3)	(1)

							$(224)	$(301)

Total Written Options							$(225)	$(302)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(5)	Notional Amount(6)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
										Asset	Liability
GST	South Korea Government International Bond	(1.000)%	Quarterly	12/20/2029	0.369%	$	600	$(20)	$4	$0	$(16)

MYC	South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.369		500	(16)	2	0	(14)

								$(36)	$6	$0	$(30)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(5)		Notional Amount(6)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
											Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.085%		$	400	$(10)	$11	$1	$0

BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.085			200	(5)	5	0	0

CBK	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.570			2,900	(14)	42	28	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.085			400	(10)	11	1	0

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦		1,035	0	7	7	0

GST	Indonesia Government International Bond	1.000	Quarterly	12/20/2029	0.889			2,700	38	(24)	14	0

									$(1)	$52	$51	$0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.410% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/17/2026	$6,619	JPY	980,000	$14	$(3)	$11	$0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.470% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030	5,318		820,000	(51)	1	0	(50)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	137

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	10/15/2026	$14,263	JPY	2,257,800	$(184)	$(1)	$0	$(185)

								$(221)	$(3)	$11	$(235)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	3-Month CNY-CNREPOFIX(2)	1.500%	Quarterly	03/18/2031	CNY	57,200	$(18)	$(13)	$0	$(31)
	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/19/2030	MYR	8,600	(2)	3	1	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034		1,690	(5)	2	0	(3)

CBK	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/18/2031	CNY	30,200	0	(17)	0	(17)

GST	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/19/2030	MYR	6,640	0	1	1	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		8,830	49	(69)	0	(20)

JPM	Receive	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	02/11/2029	COP	7,400	0	0	0	0

SCX	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/18/2031	CNY	6,700	3	(7)	0	(4)

								$27	$(100)	$2	$(75)

Total Swap Agreements								$(231)	$(45)	$64	$(340)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(9)
AZD	$147	$0	$0	$147	$(93)	$0	$0	$(93)	$54	$0	$54
BOA	72	26	1	99	(13)	(6)	0	(19)	80	0	80
BPS	190	325	1	516	(1,384)	(262)	(34)	(1,680)	(1,164)	1,090	(74)
BRC	94	5	0	99	(122)	(4)	0	(126)	(27)	0	(27)
BSH	87	0	0	87	(23)	0	0	(23)	64	0	64
CBK	354	0	40	394	(255)	0	(67)	(322)	72	0	72
DUB	66	52	7	125	(200)	(16)	0	(216)	(91)	0	(91)
FAR	45	0	0	45	(115)	0	0	(115)	(70)	0	(70)
GLM	278	1	0	279	(182)	(13)	0	(195)	84	(240)	(156)
GST	0	0	15	15	0	0	(221)	(221)	(206)	0	(206)
IND	4	0	0	4	(1)	0	0	(1)	3	0	3
JPM	323	0	0	323	(247)	0	0	(247)	76	0	76
MBC	48	1	0	49	(98)	0	0	(98)	(49)	0	(49)
MYC	0	0	0	0	0	0	(14)	(14)	(14)	0	(14)
MYI	165	15	0	180	(14)	(1)	0	(15)	165	(10)	155
NGF	27	0	0	27	0	0	0	0	27	0	27
RYL	6	0	0	6	(10)	0	0	(10)	(4)	0	(4)
SCX	171	0	0	171	(146)	0	(4)	(150)	21	0	21
SOG	4	0	0	4	0	0	0	0	4	0	4
SSB	5	0	0	5	(178)	0	0	(178)	(173)	0	(173)
UAG	24	0	0	24	(13)	0	0	(13)	11	0	11

Total Over the Counter	$2,110	$425	$64	$2,599	$(3,094)	$(302)	$(340)	$(3,736)

(n)

Securities with an aggregate market value of $1,090 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement

138	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$72	$72
Swap Agreements	0	21	0	0	698	719

	$0	$21	$0	$0	$770	$791

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,110	$0	$2,110
Purchased Options	0	0	0	20	405	425
Swap Agreements	0	51	0	11	2	64

	$0	$51	$0	$2,141	$407	$2,599

	$0	$72	$0	$2,141	$1,177	$3,390

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$495	$495
Swap Agreements	0	1	0	0	351	352

	$0	$1	$0	$0	$846	$847

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,094	$0	$3,094
Written Options	0	0	0	1	301	302
Swap Agreements	0	30	0	235	75	340

	$0	$30	$0	$3,330	$376	$3,736

	$0	$31	$0	$3,330	$1,222	$4,583

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	139

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$44	$44
Futures	0	0	0	0	1,993	1,993
Swap Agreements	0	671	0	0	(593)	78

	$0	$671	$0	$0	$1,444	$2,115

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,425	$0	$3,425
Purchased Options	0	0	0	63	17	80
Written Options	0	0	0	47	291	338
Swap Agreements	0	102	0	647	6	755

	$0	$102	$0	$4,182	$314	$4,598

	$0	$773	$0	$4,182	$1,758	$6,713

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(4)	$(4)
Futures	0	0	0	0	1,032	1,032
Swap Agreements	0	145	0	0	(3,836)	(3,691)

	$0	$145	$0	$0	$(2,808)	$(2,663)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,128)	$0	$(3,128)
Purchased Options	0	0	0	(19)	(39)	(58)
Written Options	0	0	0	0	52	52
Swap Agreements	0	(22)	0	(32)	(72)	(126)

	$0	$(22)	$0	$(3,179)	$(59)	$(3,260)

	$0	$123	$0	$(3,179)	$(2,867)	$(5,923)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$42	$0	$42
Australia
Corporate Bonds & Notes	0	2,465	0	2,465
Sovereign Issues	0	4,025	0	4,025
Brazil
Sovereign Issues	0	4,399	0	4,399
Canada
Corporate Bonds & Notes	0	4,312	0	4,312
Sovereign Issues	0	6,094	0	6,094
Cayman Islands
Asset-Backed Securities	0	5,468	0	5,468
Corporate Bonds & Notes	0	742	0	742
Non-Agency Mortgage-Backed Securities	0	531	0	531
Sovereign Issues	0	306	0	306
Chile
Sovereign Issues	0	949	0	949
Colombia
Corporate Bonds & Notes	0	341	0	341
Sovereign Issues	0	996	0	996
Czech Republic
Sovereign Issues	0	249	0	249
Denmark
Corporate Bonds & Notes	0	2,059	0	2,059
Dominican Republic
Sovereign Issues	0	648	0	648
Ecuador
Sovereign Issues	0	356	0	356

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
France
Corporate Bonds & Notes	$0	$1,481	$0	$1,481
Sovereign Issues	0	9,694	0	9,694
Guatemala
Sovereign Issues	0	193	0	193
Hungary
Sovereign Issues	0	2,645	0	2,645
India
Corporate Bonds & Notes	0	606	0	606
Indonesia
Sovereign Issues	0	1,524	0	1,524
Ireland
Asset-Backed Securities	0	3,322	0	3,322
Corporate Bonds & Notes	0	572	0	572
Loan Participations and Assignments	0	0	540	540
Israel
Sovereign Issues	0	1,643	0	1,643
Italy
Corporate Bonds & Notes	0	1,880	0	1,880
Sovereign Issues	0	404	0	404
Ivory Coast
Sovereign Issues	0	1,027	0	1,027
Japan
Corporate Bonds & Notes	0	192	0	192
Sovereign Issues	0	12,366	0	12,366
Kazakhstan
Corporate Bonds & Notes	0	956	0	956
Luxembourg
Common Stocks	0	0	1,277	1,277

140	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Corporate Bonds & Notes	$0	$946	$0	$946
Malaysia
Corporate Bonds & Notes	0	341	0	341
Sovereign Issues	0	1,073	0	1,073
Mexico
Sovereign Issues	0	905	0	905
Multinational
Corporate Bonds & Notes	0	299	0	299
Netherlands
Corporate Bonds & Notes	0	2,772	0	2,772
Non-Agency Mortgage-Backed Securities	0	47	0	47
New Zealand
Sovereign Issues	0	195	0	195
Norway
Sovereign Issues	0	241	0	241
Peru
Corporate Bonds & Notes	0	847	0	847
Sovereign Issues	0	3,928	0	3,928
Philippines
Sovereign Issues	0	346	0	346
Poland
Sovereign Issues	0	2,734	0	2,734
Qatar
Corporate Bonds & Notes	0	173	0	173
Romania
Sovereign Issues	0	3,498	0	3,498
Saudi Arabia
Corporate Bonds & Notes	0	431	0	431
Sovereign Issues	0	7,060	0	7,060
Serbia
Sovereign Issues	0	2,978	0	2,978
Singapore
Sovereign Issues	0	1,621	0	1,621
South Africa
Sovereign Issues	0	4,239	0	4,239
South Korea
Sovereign Issues	0	2,241	0	2,241
Spain
Corporate Bonds & Notes	0	411	0	411
Sovereign Issues	0	7,249	0	7,249
Supranational
Corporate Bonds & Notes	0	996	0	996
Switzerland
Corporate Bonds & Notes	0	1,295	0	1,295
Thailand
Sovereign Issues	0	1,057	0	1,057
United Arab Emirates
Corporate Bonds & Notes	0	923	0	923

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
United Kingdom
Corporate Bonds & Notes	$0	$4,498	$0	$4,498
Non-Agency Mortgage-Backed Securities	0	3,683	0	3,683
Sovereign Issues	0	790	0	790
United States
Asset-Backed Securities	0	4,066	0	4,066
Corporate Bonds & Notes	0	17,641	0	17,641
Municipal Bonds & Notes	0	486	0	486
Non-Agency Mortgage-Backed Securities	0	10,500	0	10,500
U.S. Government Agencies	0	125,949	0	125,949
U.S. Treasury Obligations	0	34,749	0	34,749
Short-Term Instruments
Mutual Funds	0	510	0	510
Repurchase Agreements	0	2,956	0	2,956
France Treasury Bills	0	1,613	0	1,613
Nigeria Treasury Bills	0	57	0	57
U.S. Treasury Bills	0	8,053	0	8,053

	$0	$336,884	$1,817	$338,701

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,662	$0	$0	$5,662

Total Investments	$5,662	$336,884	$1,817	$344,363

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(26,875)	$0	$(26,875)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	53	682	0	735
Over the counter	0	2,592	7	2,599

	$53	$3,274	$7	$3,334

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(443)	(361)	0	(804)
Over the counter	0	(3,736)	0	(3,736)

	$(443)	$(4,097)	$0	$(4,540)

Total Financial Derivative Instruments	$(390)	$(823)	$7	$(1,206)

Totals	$5,272	$309,186	$1,824	$316,282

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	141

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 147.4%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.750% due 07/09/2030 þ		$162	$103
4.125% due 07/09/2035 þ		122	75

Total Argentina (Cost $157)			178

AUSTRALIA 1.7%

CORPORATE BONDS & NOTES 0.6%

Australia & New Zealand Banking Group Ltd.
4.675% due 06/15/2026		$3,600	3,617

Commonwealth Bank of Australia
5.071% due 09/14/2028		2,600	2,670

National Australia Bank Ltd.
5.134% due 11/28/2028		2,600	2,676

			8,963

SOVEREIGN ISSUES 1.1%

Australia Government International Bond
1.750% due 06/21/2051	AUD	250	82
2.500% due 05/21/2030		2,300	1,347

New South Wales Treasury Corp.
1.750% due 03/20/2034		3,800	1,823
2.000% due 03/08/2033		3,300	1,684
4.750% due 09/20/2035		1,600	970

Queensland Treasury Corp.
1.500% due 08/20/2032		2,100	1,050
1.750% due 07/20/2034		3,400	1,605
2.000% due 08/22/2033		1,200	600
4.500% due 08/22/2035		3,200	1,892

Treasury Corp. of Victoria
2.000% due 09/17/2035		3,200	1,479
2.250% due 09/15/2033		4,300	2,190
4.250% due 12/20/2032		3,200	1,933

			16,655

Total Australia (Cost $26,239)			25,618

BRAZIL 1.8%

SOVEREIGN ISSUES 1.8%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (d)	BRL	167,800	27,440

Total Brazil (Cost $27,225)			27,440

CANADA 4.9%

CORPORATE BONDS & NOTES 1.9%

Bank of Nova Scotia
4.299% due 03/20/2028		$7,400	7,421

Canadian Imperial Bank of Commerce
4.485% due 09/14/2026 ~	AUD	3,200	1,996

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,000	1,065

Royal Bank of Canada
4.851% due 12/14/2026		$2,400	2,424
4.855% due 06/30/2026 ~	AUD	3,500	2,195

Toronto-Dominion Bank
4.701% due 06/05/2026		$4,800	4,823
4.814% due 07/16/2027		4,600	4,658
5.084% due 09/15/2028 ~	AUD	6,300	3,966

			28,548

SOVEREIGN ISSUES 3.0%

Canada Government Bond
1.500% due 12/01/2044 (f)	CAD	558	399
3.250% due 12/01/2033		14,500	10,337
4.000% due 03/01/2029		18,700	13,689

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Province of British Columbia
4.150% due 06/18/2034	CAD	2,300	$1,670

Province of Ontario
3.650% due 06/02/2033		12,400	8,766

Province of Quebec
3.600% due 09/01/2033		7,800	5,479
4.450% due 09/01/2034		5,500	4,082

			44,422

Total Canada (Cost $73,958)			72,970

CAYMAN ISLANDS 4.5%

ASSET-BACKED SECURITIES 4.2%

522 Funding CLO Ltd.
5.595% due 10/20/2031 •		$885	885

American Money Management Corp. CLO Ltd.
5.493% due 01/20/2035 •		2,300	2,293

Arbor Realty Commercial Real Estate Notes Ltd.
5.799% due 01/15/2037 •		1,482	1,484

Atlantic Avenue Ltd.
5.576% due 01/20/2035 ~		3,900	3,895

Atlas Senior Loan Fund Ltd.
5.396% due 01/18/2035 •		2,700	2,700
5.510% due 10/23/2032 ~		4,904	4,903

Bain Capital Credit CLO Ltd.
5.440% due 10/23/2034 ~		2,500	2,493
5.533% due 07/19/2034 ~		3,500	3,504
5.538% due 07/16/2034 •		2,100	2,097

CIFC Funding Ltd.
5.508% due 10/24/2030 ~		845	845

Crown Point CLO Ltd.
5.523% due 10/20/2031 ~		1,070	1,069

Elevation CLO Ltd.
5.512% due 10/25/2030 •		120	120

Gallatin CLO Ltd.
5.654% due 07/15/2031 •		1,146	1,147

Golub Capital Partners Static Ltd.
5.523% due 04/20/2033 •		3,588	3,588

GPMT Ltd.
5.784% due 12/15/2036 •		1,427	1,418
5.931% due 07/16/2035 ~		755	751

ICG U.S. CLO Ltd.
5.573% due 04/17/2034 •		1,726	1,726

KKR CLO Ltd.
5.495% due 07/18/2030 •		208	208

Madison Park Funding Ltd.
5.324% due 10/15/2034 •		4,200	4,178
5.540% due 10/22/2034 ~		2,300	2,302

MF1 Ltd.
5.511% due 10/16/2036 ~		1,376	1,374

MF1 Multifamily Housing Mortgage Loan Trust
5.284% due 07/15/2036 ~		59	59

Newark BSL CLO Ltd.
5.532% due 07/25/2030 ~		391	391

OZLM Ltd.
5.493% due 10/20/2031 ~		1,257	1,258

Parallel Ltd.
5.426% due 07/15/2034 •		4,100	4,087

Sound Point CLO Ltd.
5.542% due 07/25/2030 •		151	151
5.675% due 01/21/2031 ~		299	299

Steele Creek CLO Ltd.
5.814% due 10/15/2030 ~		354	354

TCW CLO Ltd.
5.622% due 08/16/2034 •		4,000	3,996

TPG Real Estate Finance Issuer Ltd.
5.969% due 02/15/2039 •		2,124	2,118

Tralee CLO Ltd.
5.366% due 10/20/2034 •		3,700	3,699

Trinitas CLO Ltd.
5.630% due 01/25/2034 •		2,900	2,899

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Venture CLO Ltd.
5.575% due 09/07/2030 ~		$846	$846

			63,137

CORPORATE BONDS & NOTES 0.3%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		1,726	1,616

Gaci First Investment Co.
5.250% due 01/29/2034		1,400	1,397

Sands China Ltd.
5.400% due 08/08/2028		800	802

			3,815

SOVEREIGN ISSUES 0.0%

KSA Sukuk Ltd.
5.268% due 10/25/2028		500	511

Total Cayman Islands (Cost $67,636)			67,463

CHILE 0.1%

SOVEREIGN ISSUES 0.1%

Chile Government International Bond
4.850% due 01/22/2029		$1,000	1,008

Total Chile (Cost $999)			1,008

DENMARK 3.7%

CORPORATE BONDS & NOTES 3.7%

Danske Bank AS
6.259% due 09/22/2026 •		$1,800	1,813

Jyske Realkredit AS
1.000% due 01/01/2026	DKK	55,000	7,912
1.000% due 10/01/2050		330	36

Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2026		245,800	35,246
1.500% due 10/01/2053		1,460	171

Nykredit Realkredit AS
1.000% due 04/01/2026		38,100	5,468
1.500% due 10/01/2052		8,461	991

Realkredit Danmark AS
1.000% due 04/01/2026		7,600	1,091
1.000% due 04/01/2026		15,500	2,227
1.500% due 10/01/2053		1,550	182

Total Denmark (Cost $53,455)			55,137

FRANCE 5.5%

CORPORATE BONDS & NOTES 0.6%

Banque Federative du Credit Mutuel SA
5.429% due 02/16/2028 •		$2,900	2,920

BNP Paribas SA
5.738% due 02/20/2035 •		1,100	1,126
5.786% due 01/13/2033 ~		1,000	1,023

BPCE SA
6.612% due 10/19/2027 •		2,200	2,260

Credit Agricole SA
6.316% due 10/03/2029 •		1,800	1,882

			9,211

SOVEREIGN ISSUES 4.9%

France Government International Bond
0.750% due 02/25/2028	EUR	9,200	9,507
0.750% due 05/25/2052		1,400	712
2.750% due 10/25/2027		9,200	10,062
2.750% due 02/25/2030		48,100	52,041

			72,322

Total France (Cost $79,405)			81,533

142	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 0.3%

CORPORATE BONDS & NOTES 0.3%

Deutsche Bank AG
1.750% due 11/19/2030 ~	EUR	900	$897
2.129% due 11/24/2026 •		$400	393
3.547% due 09/18/2031 •		1,400	1,288
5.706% due 02/08/2028 •		1,600	1,625

Total Germany (Cost $4,282)			4,203

HUNGARY 0.1%

SOVEREIGN ISSUES 0.1%

Hungary Government International Bond
6.250% due 09/22/2032		$1,100	1,135

Total Hungary (Cost $1,097)			1,135

IRELAND 3.2%

ASSET-BACKED SECURITIES 3.0%

Accunia European CLO DAC
3.735% due 07/15/2030 •	EUR	197	213

Ares European CLO DAC
3.774% due 10/21/2034 •		4,009	4,343

Blackrock European CLO DAC
3.624% due 07/19/2035 •		2,500	2,688

Bosphorus CLO DAC
3.371% due 05/25/2034 •		4,400	4,755

Cairn CLO DAC
3.282% due 01/31/2030 •		1,127	1,217

Capital Four CLO DAC
3.805% due 10/15/2034 •		2,600	2,810

CVC Cordatus Loan Fund DAC
3.435% due 10/15/2031 •		524	566
3.871% due 10/23/2034 •		928	1,004

CVC Cordatus Opportunity Loan Fund-R DAC
3.310% due 08/15/2033 «•		1,100	1,190

Dryden Euro CLO DAC
3.445% due 04/15/2033 •		616	666

Hayfin Emerald CLO
3.914% due 01/22/2039 «•		6,200	6,708

MacKay Shields Euro CLO DAC
3.674% due 10/20/2032 •		1,996	2,161

Palmer Square European Loan Funding DAC
3.526% due 05/15/2033 •		3,037	3,285

Rockford Tower Europe CLO DAC
3.631% due 01/24/2035 •		2,900	3,130
4.041% due 04/24/2037 •		2,100	2,272

Sculptor European CLO DAC
3.835% due 10/15/2034 •		4,700	5,082

Segovia European CLO DAC
3.623% due 01/25/2035 •		3,000	3,232

			45,322

CORPORATE BONDS & NOTES 0.0%

AerCap Ireland Capital DAC
3.000% due 10/29/2028		$550	517

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Republic of Panama
4.103% (EUR006M + 1.750%) due 03/07/2027 «~	EUR	2,600	2,806

Total Ireland (Cost $48,687)			48,645

ISRAEL 0.4%

SOVEREIGN ISSUES 0.4%

Israel Government International Bond
4.500% due 01/17/2033		$600	560
5.375% due 02/19/2030		1,600	1,613

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 03/12/2034		$3,700	$3,685
5.625% due 02/19/2035		600	597

Total Israel (Cost $6,452)			6,455

ITALY 1.1%

CORPORATE BONDS & NOTES 0.2%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	1,200	1,269
2.625% due 04/28/2025		800	865

Nexi SpA
2.125% due 04/30/2029		500	511

			2,645

SOVEREIGN ISSUES 0.9%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		$1,400	1,416

Italy Buoni Poliennali Del Tesoro
0.000% due 04/01/2026 (d)	EUR	8,000	8,470
3.850% due 09/15/2026		2,200	2,434

Italy Government International Bond
6.000% due 08/04/2028	GBP	600	797

			13,117

Total Italy (Cost $16,016)			15,762

JAPAN 5.6%

CORPORATE BONDS & NOTES 0.2%

Nomura Holdings, Inc.
2.329% due 01/22/2027		$600	576

Sumitomo Mitsui Financial Group, Inc.
5.520% due 01/13/2028		2,600	2,670

			3,246

SOVEREIGN ISSUES 5.4%

Development Bank of Japan, Inc.
0.010% due 09/09/2025	EUR	6,961	7,448
4.000% due 08/28/2027		$2,700	2,690

Japan Finance Organization for Municipalities
0.625% due 09/02/2025		4,300	4,232

Japan Government International Bond
0.100% due 01/01/2026	JPY	1,550,000	10,297
0.100% due 03/10/2028 (f)		1,192,901	8,239
0.100% due 03/10/2029 (f)		387,146	2,669
0.400% due 06/20/2029		450,000	2,920
0.700% due 12/20/2048		201,000	943
0.700% due 06/20/2051		30,000	133
1.300% due 06/20/2052		50,000	258
1.500% due 09/20/2043		870,000	5,233
2.000% due 12/20/2044		970,000	6,268
2.200% due 06/20/2054		489,000	3,072
2.200% due 03/20/2064		574,000	3,402
2.300% due 12/20/2054		3,226,000	20,704

Tokyo Metropolitan Government
0.750% due 07/16/2025		$1,200	1,187

			79,695

Total Japan (Cost $88,080)			82,941

JERSEY, CHANNEL ISLANDS 0.1%

ASSET-BACKED SECURITIES 0.1%

Saranac CLO Ltd.
5.699% due 08/13/2031 ~		$826	827

Total Jersey, Channel Islands (Cost $826)			827

MALAYSIA 0.1%

CORPORATE BONDS & NOTES 0.0%

Petronas Capital Ltd.
4.550% due 04/21/2050		$300	256

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.800% due 04/21/2060		$300	$260

			516

SOVEREIGN ISSUES 0.1%

Malaysia Government International Bond
2.632% due 04/15/2031	MYR	6,000	1,278

Total Malaysia (Cost $1,882)			1,794

MEXICO 0.0%

SOVEREIGN ISSUES 0.0%

Mexico Government International Bond
5.000% due 04/27/2051		$500	384

Total Mexico (Cost $466)			384

MULTINATIONAL 0.0%

CORPORATE BONDS & NOTES 0.0%

Preferred Term Securities Ltd.
4.861% (US0003M + 0.300%) due 09/22/2037 ~		$530	479

Total Multinational (Cost $420)			479

NETHERLANDS 0.4%

CORPORATE BONDS & NOTES 0.4%

ABN AMRO Bank NV
5.515% due 12/03/2035 •		$2,800	2,810
6.575% due 10/13/2026 •		2,600	2,626

Total Netherlands (Cost $5,400)			5,436

NORWAY 0.1%

SOVEREIGN ISSUES 0.1%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	2,200	1,323

Total Norway (Cost $1,602)			1,323

PERU 1.6%

SOVEREIGN ISSUES 1.6%

Peru Government International Bond
6.150% due 08/12/2032	PEN	10,000	2,735
6.900% due 08/12/2037		10,200	2,742
6.950% due 08/12/2031		60,700	17,668

Total Peru (Cost $22,590)			23,145

POLAND 0.6%

SOVEREIGN ISSUES 0.6%

Republic of Poland Government International Bond
3.875% due 02/14/2033	EUR	1,300	1,453
4.250% due 02/14/2043		400	431
4.625% due 03/18/2029		$1,400	1,402
4.875% due 02/12/2030		1,000	1,010
4.875% due 10/04/2033		300	296
5.125% due 09/18/2034		3,300	3,274
5.375% due 02/12/2035		700	704
5.500% due 04/04/2053		200	189

Total Poland (Cost $8,681)			8,759

QATAR 0.0%

CORPORATE BONDS & NOTES 0.0%

QatarEnergy
2.250% due 07/12/2031		$300	260

Total Qatar (Cost $298)			260

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	143

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ROMANIA 0.8%

SOVEREIGN ISSUES 0.8%

Romania Government International Bond
1.750% due 07/13/2030	EUR	800	$724
2.000% due 04/14/2033		2,000	1,612
2.125% due 03/07/2028		600	616
2.750% due 04/14/2041		400	263
2.875% due 04/13/2042		1,000	656
5.125% due 09/24/2031		1,900	1,988
5.250% due 03/10/2030		1,400	1,526
5.625% due 02/22/2036		1,100	1,101
6.250% due 09/10/2034		400	429
6.625% due 09/27/2029		2,600	3,014

Total Romania (Cost $12,939)			11,929

SAUDI ARABIA 1.7%

CORPORATE BONDS & NOTES 0.0%

Saudi Arabian Oil Co.
2.250% due 11/24/2030		$200	175

SOVEREIGN ISSUES 1.7%

Saudi Government International Bond
3.250% due 10/22/2030		200	185
3.375% due 03/05/2032	EUR	1,800	1,923
3.750% due 03/05/2037		500	521
4.750% due 01/18/2028		$2,400	2,414
4.750% due 01/16/2030		8,900	8,903
4.875% due 07/18/2033		5,500	5,437
5.125% due 01/13/2028		3,400	3,443
5.375% due 01/13/2031		1,900	1,948

			24,774

Total Saudi Arabia (Cost $24,749)			24,949

SERBIA 0.2%

SOVEREIGN ISSUES 0.2%

Serbia Government International Bond
1.000% due 09/23/2028	EUR	700	680
2.050% due 09/23/2036		600	473
6.000% due 06/12/2034		$1,100	1,092

Total Serbia (Cost $2,582)			2,245

SINGAPORE 0.6%

SOVEREIGN ISSUES 0.6%

Singapore Government International Bond
2.375% due 07/01/2039	SGD	1,067	760
3.250% due 06/01/2054		9,460	7,762

Total Singapore (Cost $8,118)			8,522

SOUTH AFRICA 1.2%

SOVEREIGN ISSUES 1.2%

Republic of South Africa Government International Bond
8.000% due 01/31/2030	ZAR	118,000	6,168
8.875% due 02/28/2035		248,400	12,128

Total South Africa (Cost $19,164)			18,296

SOUTH KOREA 0.5%

SOVEREIGN ISSUES 0.5%

Korea Development Bank
5.375% due 10/23/2026		$2,500	2,541

Korea Housing Finance Corp.
4.875% due 08/27/2027		2,400	2,429
5.375% due 11/15/2026		2,700	2,744

Total South Korea (Cost $7,590)			7,714

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SPAIN 5.8%

CORPORATE BONDS & NOTES 0.2%

CaixaBank SA
6.208% due 01/18/2029 •		$3,500	$3,631

SOVEREIGN ISSUES 5.6%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	300	328

Spain Government International Bond
0.000% due 01/31/2028 (d)		18,300	18,552
2.400% due 05/31/2028		12,200	13,201
2.500% due 05/31/2027		3,400	3,700
3.550% due 10/31/2033		42,800	47,487

			83,268

Total Spain (Cost $85,439)			86,899

SUPRANATIONAL 0.1%

CORPORATE BONDS & NOTES 0.1%

Inter-American Development Bank
2.500% due 04/14/2027	AUD	1,800	1,093

Total Supranational (Cost $1,318)			1,093

SWITZERLAND 0.7%

CORPORATE BONDS & NOTES 0.7%

UBS Group AG
3.091% due 05/14/2032 •		$1,100	979
4.194% due 04/01/2031 •		600	579
5.617% due 09/13/2030 •		900	924
6.246% due 09/22/2029 •		2,600	2,718
6.373% due 07/15/2026 •		1,200	1,205
6.537% due 08/12/2033 •		3,350	3,591

Total Switzerland (Cost $9,431)			9,996

UNITED ARAB EMIRATES 0.2%

SOVEREIGN ISSUES 0.2%

Emirate of Abu Dhabi Government International Bond
5.500% due 04/30/2054		$3,300	3,315

Total United Arab Emirates (Cost $3,245)			3,315

UNITED KINGDOM 3.7%

CORPORATE BONDS & NOTES 2.7%

Barclays PLC
5.851% due 03/21/2035 ~	GBP	1,600	2,038
6.224% due 05/09/2034 •		$1,300	1,355

HSBC Holdings PLC
3.973% due 05/22/2030 •		1,900	1,829
4.041% due 03/13/2028 •		900	889
4.292% due 09/12/2026 •		2,200	2,195
5.940% (US0003M + 1.380%) due 09/12/2026 ~		2,200	2,213

Nationwide Building Society
5.264% due 11/10/2026		3,200	3,251
6.557% due 10/18/2027 •		2,800	2,877

NatWest Group PLC
5.076% due 01/27/2030 •		1,700	1,711

NatWest Markets PLC
4.789% due 03/21/2028		4,100	4,123

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (d)		2,500	1,763

Santander U.K. Group Holdings PLC
4.858% due 09/11/2030 •		1,600	1,585
6.534% due 01/10/2029 •		2,300	2,392

Santander U.K. PLC
4.496% due 12/12/2027		4,800	4,841

Standard Chartered PLC
2.608% due 01/12/2028 •		900	867

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.678% due 06/29/2032 •		$2,100	$1,819
6.750% due 02/08/2028 •		4,900	5,067

			40,815

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%

Project Alpha Invest Industrial
4.594% (EUR001M + 2.100%) due 02/27/2026 «~(h)	EUR	284	306

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%

Eurohome U.K. Mortgages PLC
4.728% due 06/15/2044 •	GBP	184	236

Eurosail PLC
5.529% due 06/13/2045 •		222	285

Newgate Funding PLC
5.578% due 12/15/2050 •		267	340
5.828% due 12/15/2050 •		133	168

Resloc U.K. PLC
4.738% due 12/15/2043 •		692	871

Stratton Mortgage Funding PLC
5.358% due 06/28/2050 •		1,215	1,570
5.608% due 06/20/2060 •		5,501	7,128

Tower Bridge Funding PLC
5.359% due 05/20/2066 •		2,489	3,224

			13,822

SOVEREIGN ISSUES 0.1%

United Kingdom Gilt
1.250% due 07/31/2051		3,300	1,865

Total United Kingdom (Cost $57,682)			56,808

UNITED STATES 89.4%

ASSET-BACKED SECURITIES 2.8%

ACE Securities Corp. Home Equity Loan Trust
5.335% due 08/25/2035 ~		$1,129	1,116

Amortizing Residential Collateral Trust
5.135% due 10/25/2031 •		1	1

AMRESCO Residential Securities Corp. Mortgage Loan Trust
5.375% due 06/25/2029 •		6	6

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.195% due 02/25/2036 ~		804	644

Citigroup Mortgage Loan Trust
4.755% due 12/25/2036 •		372	204
4.795% due 01/25/2037 ~		1,563	1,135
5.425% due 07/25/2035 •		2,310	2,207

Countrywide Asset-Backed Certificates Trust
4.695% due 12/25/2036 •		503	462
4.715% due 06/25/2037 ~		372	354
4.715% due 06/25/2047 •		406	372
4.835% due 06/25/2037 •		1,236	1,235
4.935% due 02/25/2036 •		171	169
5.175% due 08/25/2047 •		208	202

Credit Suisse First Boston Mortgage Securities Corp.
4.827% due 01/25/2032 •		1	1

Credit-Based Asset Servicing & Securitization LLC
4.955% due 03/25/2036 •		701	636

First Franklin Mortgage Loan Trust
4.550% due 07/25/2036 •		689	671
5.380% due 03/25/2035 •		345	360

Fortress Credit Investments Ltd.
6.192% due 02/23/2039 •		383	376

GSAMP Trust
3.794% due 11/25/2034 ~		197	188
4.915% due 09/25/2036 •		3,126	1,079
4.935% due 05/25/2046 •		1,518	1,451
4.955% due 02/25/2046 •		44	41

LCCM Trust
5.884% due 11/15/2038 •		555	560

144	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Asset-Backed Securities Trust
4.915% due 06/25/2036 ~		$2,905	$1,022
5.185% due 10/25/2035 ~		691	659

MASTR Specialized Loan Trust
5.175% due 01/25/2037 ~		830	332

Merrill Lynch Mortgage Investors Trust
5.095% due 07/25/2036 ~		3,186	3,022
5.155% due 05/25/2036 •		3	3

Morgan Stanley ABS Capital, Inc. Trust
4.565% due 01/25/2037 ~		1,587	723
4.575% due 05/25/2037 •		1,218	934
4.685% due 07/25/2036 •		128	115
4.915% due 06/25/2036 •		1,223	620
5.365% due 02/25/2035 •		2,866	2,629
5.395% due 09/25/2034 ~		935	969

Morgan Stanley Home Equity Loan Trust
4.665% due 04/25/2037 •		1,132	586

Morgan Stanley Mortgage Loan Trust
6.419% due 09/25/2046 þ		1,587	329

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.870% due 03/25/2036 •		321	321

NovaStar Mortgage Funding Trust
4.695% due 03/25/2037 ~		918	596
4.975% due 05/25/2036 •		2,800	2,702

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		545	165
5.731% due 11/25/2036 þ		1,934	655

Residential Asset Securities Corp. Trust
4.685% due 11/25/2036 ~		3,947	3,542

Saxon Asset Securities Trust
4.745% due 09/25/2037 ~		702	673

SMB Private Education Loan Trust
1.290% due 07/15/2053		502	472
5.534% due 07/15/2053 •		140	140
5.799% due 02/16/2055 ~		1,060	1,075

Soundview Home Loan Trust
4.935% due 11/25/2036 •		1,527	1,440
4.995% due 05/25/2036 ~		332	323
5.385% due 10/25/2037 ~		1,131	864

Specialty Underwriting & Residential Finance Trust
4.735% due 06/25/2037 •		319	191

Structured Asset Investment Loan Trust
4.780% due 07/25/2036 •		887	511
5.115% due 01/25/2033 ~		359	356
5.335% due 09/25/2034 ~		42	40

Structured Asset Securities Corp.
4.856% due 02/25/2035 •		2,026	2,131

Terwin Mortgage Trust
5.375% due 11/25/2033 •		24	21

			41,631

CORPORATE BONDS & NOTES 3.9%

Athene Global Funding
5.106% due 07/16/2026 •		2,300	2,301

Bank of America Corp.
5.468% due 01/23/2035 •		1,500	1,522
5.511% due 01/24/2036 ~		1,500	1,527

Bayer U.S. Finance LLC
4.250% due 12/15/2025		400	398

Boeing Co.
6.298% due 05/01/2029		1,000	1,049

British Airways Pass-Through Trust
3.350% due 12/15/2030		1,285	1,226

Citigroup, Inc.
2.125% due 09/10/2026	EUR	5,600	6,022

Credit Suisse AG AT1 Claim		$1,700	204

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		200	174

Ford Motor Credit Co. LLC
3.375% due 11/13/2025		1,000	988
3.815% due 11/02/2027		400	382

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GA Global Funding Trust
2.250% due 01/06/2027		$600	$575

GLP Capital LP
5.300% due 01/15/2029		700	702

Goldman Sachs Group, Inc.
5.536% due 01/28/2036 •		1,500	1,522

JPMorgan Chase & Co.
4.505% due 10/22/2028 •		3,200	3,197
5.040% due 01/23/2028 •		2,900	2,926
5.140% due 01/24/2031 ~		3,100	3,149

Kraton Corp.
5.000% due 07/15/2027		2,300	2,324

Morgan Stanley
0.406% due 10/29/2027 ~	EUR	4,300	4,485
3.955% due 03/21/2035 •		300	325
5.164% due 04/20/2029 •		$2,300	2,332
5.376% due 04/13/2028 •		4,300	4,336

ONEOK, Inc.
4.250% due 09/24/2027		1,900	1,884

Organon & Co.
2.875% due 04/30/2028	EUR	500	515

Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	94
4.000% due 12/01/2046		100	74
4.250% due 03/15/2046		100	78
4.300% due 03/15/2045		100	78
4.550% due 07/01/2030		500	484

PacifiCorp
5.100% due 02/15/2029		1,100	1,121

Philip Morris International, Inc.
4.875% due 02/13/2029		1,000	1,011
5.125% due 02/13/2031		1,000	1,018

Wells Fargo & Co.
5.211% due 12/03/2035 •		3,100	3,080
5.244% due 01/24/2031 ~		1,200	1,220
5.499% due 01/23/2035 •		1,700	1,724

Wells Fargo Bank NA
5.065% due 01/15/2026 •		3,800	3,812

			57,859

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Charter Communications Operating LLC
6.560% due 12/15/2031		1,192	1,189

Pantheon Senior Debt III (PSD III)
1.000% due 03/26/2026 «		500	500

Project Hudson II
7.730% due 05/29/2026 «		600	608

			2,297

MUNICIPAL BONDS & NOTES 0.1%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
1.958% due 06/01/2025		900	895

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057		374	411

Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035		463	470

			1,776

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.2%

American Home Mortgage Assets Trust
4.625% due 05/25/2046 ~		75	65

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ		837	552

Banc of America Mortgage Trust
5.432% due 06/25/2035 ~		21	19

Bayview Opportunity Master Fund Trust
3.000% due 11/25/2051 •		1,667	1,424

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BCAP LLC Trust
4.589% due 01/26/2047 •	$7	$7

Bear Stearns Adjustable Rate Mortgage Trust
4.000% due 05/25/2034 ~	1	1
4.210% due 09/25/2034 ~	14	12
4.321% due 05/25/2047 ~	49	44
5.253% due 08/25/2033 •	1	1
6.351% due 11/25/2034 •	1	1
6.368% due 10/25/2033 •	1	1
7.010% due 05/25/2034 ~	3	3

Bear Stearns ALT-A Trust
4.536% due 08/25/2036 •	83	39
4.755% due 02/25/2034 ~	11	10
4.941% due 11/25/2035 ~	121	93
5.564% due 05/25/2035 •	2	2

Bear Stearns Structured Products, Inc. Trust
5.116% due 01/26/2036 ~	23	16

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 •	988	891
3.250% due 09/25/2063 ~	990	889

Chase Mortgage Finance Trust
5.310% due 07/25/2037 •	33	27

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.585% due 01/25/2036 ~	387	367

Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 •	1,319	1,081
4.714% due 08/25/2036 •	4,970	2,026
4.821% due 09/25/2037 •	51	47
5.008% due 08/25/2035 ~	289	264

Countrywide Alternative Loan Trust
4.556% due 11/25/2035 ~	5	5
4.785% due 05/25/2037 ~	77	24
4.825% due 02/25/2037 •	14	12
4.854% due 07/20/2046 ~	68	57
4.855% due 07/25/2046 ~	685	614
4.895% due 11/25/2035 •	59	55
4.995% due 02/25/2037 •	101	85
5.095% due 09/25/2035 ~	320	238
5.250% due 06/25/2035	6	5
5.885% due 11/25/2047 •	273	235
6.135% due 11/25/2035 ~	15	13
6.250% due 12/25/2036	2,216	925
6.250% due 08/25/2037	17	8
6.500% due 06/25/2036	38	17

Countrywide Home Loan Mortgage Pass-Through Trust
4.835% due 04/25/2046 ~	129	124
4.975% due 04/25/2046 ~	3,246	942
5.195% due 09/25/2034 •	6	6
6.000% due 07/25/2036	712	353

Countrywide Home Loan Reperforming REMIC Trust
4.775% due 06/25/2035 ~	25	24

Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 •	288	237
6.079% due 04/25/2037 þ	127	35

Cross Mortgage Trust
5.549% due 12/25/2069 •	2,954	2,956

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.715% due 07/25/2047 ~	240	222

Extended Stay America Trust
5.513% due 07/15/2038 ~	1,819	1,818

GreenPoint Mortgage Funding Trust
4.975% due 11/25/2045 ~	3	3

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 •	386	316
3.000% due 09/25/2052 •	3,654	3,116

GSC Capital Corp. Mortgage Trust
4.795% due 05/25/2036 •	710	685

GSMPS Mortgage Loan Trust
4.785% due 01/25/2036 ~	1,332	1,075

GSR Mortgage Loan Trust
5.058% due 06/25/2034 ~	4	4
5.880% due 03/25/2033 •	1	1
6.922% due 01/25/2035 •	4	3

HarborView Mortgage Loan Trust
5.114% due 06/20/2035 ~	10	9

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	145

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.485% due 12/19/2036 ~	$39	$35

Impac CMB Trust
5.155% due 10/25/2034 •	65	63

IndyMac INDX Mortgage Loan Trust
4.110% due 09/25/2035 •	30	25

JP Morgan Mortgage Trust
3.000% due 01/25/2052 •	3,317	2,844
3.000% due 03/25/2052 ~	3,256	2,781
3.000% due 04/25/2052 •	3,205	2,748
3.000% due 05/25/2052 •	4,271	3,663
5.676% due 11/25/2033 ~	1	1
6.000% due 06/25/2037	1,394	510
6.029% due 10/25/2035 •	3	3

JPMorgan Seasoned Mortgage Trust
4.451% due 01/25/2063 ~	2,950	2,831

Lehman XS Trust
4.845% due 08/25/2046 •	1,054	953

Luminent Mortgage Trust
4.815% due 05/25/2046 ~	943	821

Manhattan West Mortgage Trust
2.130% due 09/10/2039	2,000	1,866

MASTR Alternative Loan Trust
4.835% due 03/25/2036 •	44	4
6.000% due 02/25/2036	502	222

Merrill Lynch Mortgage Investors Trust
5.793% due 02/25/2036 •	33	32
6.293% due 02/25/2033 ~	2	2
6.971% due 05/25/2033 ~	4	4

Morgan Stanley Mortgage Loan Trust
6.201% due 02/25/2047 þ	144	50

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 •	1,052	1,009
2.750% due 11/25/2059 •	837	800

NYO Commercial Mortgage Trust
5.529% due 11/15/2038 •	2,300	2,285

OBX Trust
3.000% due 01/25/2052 •	481	410
5.085% due 06/25/2057 •	207	203
6.465% due 10/25/2063 þ	1,539	1,557
7.159% due 10/25/2063 þ	1,803	1,840

PMT Loan Trust
2.500% due 07/25/2051 •	1,714	1,410

Residential Accredit Loans, Inc. Trust
4.795% due 06/25/2046 ~	272	61
5.544% due 10/25/2037 •	268	216
6.135% due 08/25/2035 •	106	86
6.250% due 02/25/2037	1,089	894

Residential Asset Securitization Trust
4.835% due 01/25/2046 ~	46	13
5.750% due 02/25/2036	728	518

Sequoia Mortgage Trust
4.834% due 07/20/2036 •	49	43
5.134% due 07/20/2033 •	8	8

Structured Adjustable Rate Mortgage Loan Trust
4.811% due 08/25/2035 ~	48	41
5.038% due 09/25/2035 •	41	37
6.527% due 02/25/2034 •	1	1

Structured Asset Mortgage Investments Trust
4.555% due 08/25/2036 ~	600	529
4.855% due 05/25/2036 •	24	17
4.875% due 05/25/2036 •	67	55
4.875% due 09/25/2047 •	108	97
5.011% due 07/19/2034 •	2	2

Structured Asset Securities Corp.
4.715% due 01/25/2036 ~	1,004	830

Structured Asset Securities Corp. Mortgage Loan Trust
4.725% due 10/25/2036 •	519	432

TBW Mortgage-Backed Trust
6.130% due 01/25/2037 þ	145	34

Thornburg Mortgage Securities Trust
5.685% due 06/25/2037 •	39	36
5.939% due 06/25/2037 •	95	81
5.989% due 06/25/2047 •	10	10
5.989% due 06/25/2047 •	13	12

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towd Point Mortgage Trust
1.636% due 04/25/2060 •	$898	$812
2.710% due 01/25/2060 ~	631	603
2.900% due 10/25/2059 ~	3,266	3,118

Verus Securitization Trust
7.070% due 10/25/2068 þ	1,271	1,296

WaMu Mortgage Pass-Through Certificates Trust
4.194% due 02/27/2034 ~	4	4
4.355% due 09/25/2036 •	115	97
4.356% due 12/25/2036 •	261	239
4.720% due 12/25/2035 •	92	84
5.015% due 07/25/2045 •	266	262
5.055% due 01/25/2045 ~	5	5
5.155% due 10/25/2045 •	333	328
6.188% due 06/25/2033 •	1	1

Washington Mutual Mortgage Pass-Through Certificates Trust
5.575% due 07/25/2046 •	29	18
6.500% due 03/25/2036	1,288	877

Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	40	36
6.000% due 06/25/2037	68	61

		62,970

U.S. GOVERNMENT AGENCIES 66.9%

Fannie Mae
3.000% due 03/01/2060	589	508
3.500% due 01/01/2059	1,541	1,381
4.854% due 06/25/2036 •	11	11
6.000% due 04/25/2043 - 07/25/2044	43	45
6.010% due 12/01/2034 •	5	5
6.500% due 11/25/2042	50	52
7.041% due 11/01/2034 •	9	10

Freddie Mac
2.150% due 01/15/2038 •(a)	149	8
4.793% due 01/15/2038 •	149	147
5.063% due 12/15/2037 •	5	5
5.280% due 11/25/2054 •	7,043	7,052
5.290% due 03/25/2055 •	3,466	3,450
5.340% due 02/25/2055 •	3,038	3,053
5.740% due 03/25/2055 •	5,181	5,217
5.835% due 10/25/2044 •	31	28

Ginnie Mae
3.000% due 07/20/2046 - 04/20/2052	4,373	3,879
3.500% due 10/20/2054 - 03/20/2055	71,898	65,942
4.625% due 07/20/2025 - 01/20/2030 •	1	1
4.750% due 12/20/2025 - 12/20/2026 •	1	0
4.875% due 05/20/2028 - 06/20/2030 •	2	2
5.000% due 04/20/2030 - 05/20/2030 •	3	3
5.273% due 07/20/2066 - 11/20/2066 •	1,434	1,440
6.000% due 08/20/2034	131	133

Ginnie Mae, TBA
2.500% due 04/01/2055	5,100	4,351
3.000% due 04/01/2055	38,200	33,840
3.500% due 04/01/2055	10,900	9,974
6.500% due 04/01/2055	13,200	13,514

U.S. Small Business Administration
5.600% due 09/01/2028	24	24

Uniform Mortgage-Backed Security
2.500% due 02/01/2051	557	463
3.000% due 10/01/2049 - 05/01/2051	1,708	1,484
3.500% due 10/01/2034 - 07/01/2050	1,824	1,680
4.000% due 06/01/2048 - 07/01/2053	5,061	4,731
5.500% due 06/01/2053 - 08/01/2053	11,059	11,060

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 12/01/2053 - 09/01/2054	$98,395	$99,994
6.500% due 09/01/2053 - 12/01/2053	42,937	44,400

Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055	37,300	32,323
5.000% due 05/01/2055	247,300	242,183
6.000% due 06/01/2055	59,900	60,725
6.500% due 06/01/2055	332,400	342,199

		995,317

U.S. TREASURY OBLIGATIONS 11.3%

U.S. Treasury Bonds
1.375% due 11/15/2040	500	325
2.000% due 08/15/2051 (l)	200	119
2.250% due 08/15/2049 (j)	4,425	2,856
2.375% due 11/15/2049 (j)	1,575	1,042
3.000% due 02/15/2048 (j)(l)	3,800	2,898
3.000% due 08/15/2048 (j)	1,325	1,007
3.375% due 11/15/2048 (j)(l)	14,500	11,773
4.125% due 08/15/2044	39,575	37,089
4.500% due 11/15/2054	42,500	41,889
4.625% due 02/15/2055 (j)(l)	24,300	24,467

U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025	2,890	2,892
0.125% due 10/15/2025	367	368
0.125% due 07/15/2031 (j)(l)	3,792	3,483
0.125% due 01/15/2032 (j)	1,948	1,764
0.375% due 07/15/2025 (j)	5,625	5,635
0.375% due 07/15/2027 (j)	4,804	4,750
0.500% due 01/15/2028 (j)	5,279	5,186
0.625% due 07/15/2032	547	511
1.125% due 01/15/2033 (j)	7,890	7,562
2.500% due 01/15/2029 (j)	3,550	3,711
3.875% due 04/15/2029 (j)	2,898	3,185

U.S. Treasury Notes
3.500% due 02/15/2033 (l)	800	767
4.000% due 02/15/2034 (j)(l)	4,300	4,242

		167,521

Total United States (Cost $1,342,050)		1,329,371

SHORT-TERM INSTRUMENTS 6.7%

COMMERCIAL PAPER 0.8%

AES Corp.
4.880% due 04/02/2025	$2,700	2,699

Broadcom, Inc.
4.550% due 04/24/2025	1,900	1,894
4.560% due 05/08/2025	850	846
4.560% due 05/13/2025	700	696

Canadian Natural Resources Ltd.
4.900% due 04/25/2025 (b)	600	598

Conagra Brands, Inc.
4.750% due 04/02/2025	1,150	1,150
4.900% due 04/15/2025	1,350	1,347

Crown Castle, Inc.
4.830% due 04/15/2025	700	698
4.910% due 05/06/2025 (b)	850	846

Harley-Davidson Financial Services, Inc.
4.920% due 04/22/2025	100	100

Jabil, Inc.
4.810% due 04/11/2025 (b)	1,200	1,198
4.820% due 04/11/2025	250	250

		12,322

	SHARES
MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (g)	3,265,909	3,266

146	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 5.4%
0.311% due 04/21/2025 - 06/20/2025 (c)(d)	JPY	12,037,600	$80,220

NIGERIA TREASURY BILLS 0.0%
23.286% due 11/04/2025 (d)(e)	NGN	650,000	373

U.S. TREASURY BILLS 0.3%
4.304% due 04/17/2025 - 05/29/2025 (c)(d)(j)(l)		$4,223	4,203

Total Short-Term Instruments (Cost $100,033)			100,384

Total Investments in Securities (Cost $2,210,193)			2,194,416

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 2.5%

SHORT-TERM INSTRUMENTS 2.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.5%

PIMCO Short-Term Floating NAV Portfolio III	3,873,672	$37,706

Total Short-Term Instruments (Cost $37,712)		37,706

Total Investments in Affiliates (Cost $37,712)		37,706

Total Investments 149.9% (Cost $2,247,905)		$2,232,122

Financial Derivative Instruments (i)(k) (0.6)% (Cost or Premiums, net $33,908)		(9,118)

Other Assets and Liabilities, net (49.3)%		(734,175)

Net Assets 100.0%		$1,488,829

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Coupon represents a 7-Day Yield.

(h) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Project Alpha Invest Industrial	4.594%	02/27/2026	02/28/2025	$294	$306	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (11.1)%
U.S. Government Agencies (11.1)%
Uniform Mortgage-Backed Security, TBA	2.000%	04/01/2040	16,700	$(14,965)	$(15,096)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2055	123,500	(98,375)	(98,174)
Uniform Mortgage-Backed Security, TBA	2.500	04/01/2055	3,200	(2,638)	(2,661)
Uniform Mortgage-Backed Security, TBA	3.500	05/01/2055	7,400	(6,642)	(6,670)
Uniform Mortgage-Backed Security, TBA	4.000	05/01/2055	3,950	(3,669)	(3,675)
Uniform Mortgage-Backed Security, TBA	4.500	06/01/2055	1,700	(1,623)	(1,625)
Uniform Mortgage-Backed Security, TBA	5.500	05/01/2055	23,200	(23,149)	(23,151)
Uniform Mortgage-Backed Security, TBA	6.500	04/01/2055	13,200	(13,589)	(13,613)

Total Short Sales (11.1)%				$(164,650)	$(164,665)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	147

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(5,738) at a weighted average interest rate of 3.473%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 3-Year Bond June Futures	06/2025	87	$5,790	$10	$17	$0
Canada Government 5-Year Bond June Futures	06/2025	175	14,097	130	15	0
Euro-BTP June Futures	06/2025	528	67,095	(1,500)	177	(80)
Long Gilt June Futures	06/2025	2	237	(2)	3	0
U.S. Treasury 2-Year Note June Futures	06/2025	43	8,908	55	0	0
U.S. Treasury 5-Year Note June Futures	06/2025	1,373	148,499	1,533	0	(43)
U.S. Treasury 10-Year Note June Futures	06/2025	480	53,385	326	7	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	779	88,903	105	73	0
U.S. Treasury Long-Term Bond June Futures	06/2025	15	1,759	17	3	0

				$674	$295	$(123)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond June Futures	06/2025	1,107	$(77,928)	$(60)	$0	$(741)
Canada Government 10-Year Bond June Futures	06/2025	338	(29,160)	(240)	0	(28)
Euro-BOBL June Futures	06/2025	496	(63,174)	502	16	(150)
Euro-Bund June Futures	06/2025	820	(114,229)	2,167	9	(435)
Euro-Buxl 30-Year Bond June Futures	06/2025	12	(1,547)	100	0	(16)
Euro-Oat June Futures	06/2025	102	(13,532)	270	19	(44)
Euro-Schatz June Futures	06/2025	351	(40,593)	14	9	(30)
Japan Government 10-Year Bond June Futures	06/2025	340	(313,728)	(895)	0	(2,290)
Short Euro-BTP Italy Government Bond June Futures	06/2025	532	(61,834)	(77)	26	(47)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	185	(22,616)	(142)	0	(81)

				$1,639	$79	$(3,862)

Total Futures Contracts				$2,313	$374	$(3,985)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2025	0.436%	$600	$24	$(17)	$7	$0	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	0.460	200	7	0	7	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	0.589	300	13	3	16	0	0

						$44	$(14)	$30	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-43 10-Year Index	(1.000)%	Quarterly	12/20/2034	$	19,400	$(154)	$100	$(54)	$0	$0
CDX.IG-44 10-Year Index	(1.000)	Quarterly	06/20/2035		100,400	(203)	185	(18)	0	(16)
CDX.iTraxx Main 43 05-Year Index	(1.000)	Quarterly	06/20/2030	EUR	32,360	(708)	80	(628)	53	0
CDX.iTraxx Main 43 05-Year Index	(1.000)	Quarterly	06/20/2035		24,700	(58)	112	54	72	0

						$(1,123)	$477	$(646)	$125	$(16)

148	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$	909,200	$20,069	$(2,572)	$17,497	$5	$0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		326,700	6,008	0	6,008	43	0

						$26,077	$(2,572)	$23,505	$48	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	79,800	$(585)	$(1,322)	$(1,907)	$104	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		156,200	488	(178)	310	303	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030		153,800	(4,903)	345	(4,558)	671	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		1,800	118	8	126	0	(16)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		2,100	251	55	306	0	(34)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2030	JPY	830,000	(42)	(33)	(75)	20	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		8,080,000	(160)	(312)	(472)	281	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		5,322,900	(127)	(599)	(726)	250	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/18/2034		200,000	7	(39)	(32)	10	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		5,820,000	(613)	(466)	(1,079)	285	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		1,830,000	33	1,839	1,872	0	(100)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		3,660,000	(1,732)	(1,202)	(2,934)	229	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		90,000	74	115	189	0	(6)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		145,700	55	179	234	0	(11)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		340,000	20	202	222	0	(28)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	03/19/2027	SGD	15,400	23	(89)	(66)	0	(19)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029		41,820	205	(862)	(657)	0	(103)
Pay	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	03/19/2030	THB	372,495	89	153	242	47	0
Receive	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	09/18/2034		208,800	(3)	(490)	(493)	0	(52)
Receive	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025	$	23,900	108	315	423	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		51,000	208	322	530	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	06/24/2025		75,800	186	(171)	15	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		21,202	160	(171)	(11)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.020	Annual	05/15/2026		10,300	0	(15)	(15)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		44,600	604	(344)	260	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		12,200	0	(26)	(26)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		28,500	0	519	519	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		29,400	203	(135)	68	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		211,950	4,336	(1,308)	3,028	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027		16,200	0	101	101	3	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.593	Annual	08/31/2029		7,600	0	5	5	0	(6)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.734	Annual	08/31/2029		25,500	0	(125)	(125)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		100,000	4,727	(1,741)	2,986	0	(102)
Receive	1-Day USD-SOFR Compounded-OIS	3.840	Annual	06/30/2031		15,500	0	(112)	(112)	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		30,900	(52)	(3,878)	(3,930)	50	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031		13,900	(300)	(51)	(351)	0	(27)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		11,140	(1,445)	(204)	(1,649)	21	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	11/15/2032		58,000	(307)	(2,335)	(2,642)	134	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		1,800	(8)	95	87	0	(5)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.843	Annual	11/15/2034		5,500	0	(45)	(45)	0	(17)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.844	Annual	11/15/2034		4,200	0	(35)	(35)	0	(13)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.150	Annual	11/15/2034		3,700	(112)	(8)	(120)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		1,750	(6)	(9)	(15)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		3,650	(13)	(19)	(32)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		1,800	(5)	(16)	(21)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		116,700	8,045	(2,743)	5,302	0	(81)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		3,800	(11)	(41)	(52)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		200	1	5	6	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.781	Annual	11/15/2053		1,700	0	8	8	0	(13)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.791	Annual	11/15/2053		10,300	0	33	33	0	(78)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.887	Annual	11/15/2053		4,300	0	(57)	(57)	0	(33)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.914	Annual	11/15/2053		2,600	0	(47)	(47)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		13,170	1,704	(372)	1,332	0	(93)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,900	115	8	123	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.931	Annual	11/15/2054		8,600	0	(193)	(193)	0	(68)
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054		1,900	0	(50)	(50)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.959	Annual	11/15/2054		5,600	0	(153)	(153)	0	(44)
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054		5,200	0	(178)	(178)	0	(42)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	149

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	4.017%	Annual	11/15/2054	$	6,400	$0	$(240)	$(240)	$0	$(51)
Receive	1-Day USD-SOFR Compounded-OIS	4.111	Annual	11/15/2054		8,030	0	(437)	(437)	0	(65)
Receive	1-Day USD-SOFR Compounded-OIS	4.117	Annual	11/15/2054		3,400	0	(188)	(188)	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054		5,270	0	(304)	(304)	0	(43)
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		9,900	0	61	61	0	(77)
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		2,400	0	(2)	(2)	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		2,400	0	(3)	(3)	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		2,900	0	(32)	(32)	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		5,000	0	24	24	0	(39)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		14,150	1,777	(401)	1,376	0	(103)
Pay	3-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	289,800	(517)	(1,081)	(1,598)	724	0
Pay	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		9,100	(4)	(16)	(20)	47	0
Pay(6)	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		3,800	22	16	38	21	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029	EUR	5,700	(8)	197	189	9	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		1,500	(3)	67	64	3	0
Pay	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2030	KRW	890,380	(2)	1	(1)	2	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	8,600	68	214	282	17	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	7,400	(322)	136	(186)	8	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	06/16/2031		13,400	161	(1,293)	(1,132)	43	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		5,200	91	(73)	18	21	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		25,300	(519)	277	(242)	109	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		28,100	99	203	302	146	0
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	38,050	248	385	633	18	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,300	(6)	(46)	(52)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		2,300	(13)	(83)	(96)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,600	(12)	(53)	(65)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		2,800	(10)	(72)	(82)	2	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,300	(5)	(32)	(37)	1	0
Pay(6)	6-Month EUR-EURIBOR	2.000	Annual	09/17/2027		177,800	(1,244)	648	(596)	143	0
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		8,300	0	(143)	(143)	13	0
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		19,700	0	(221)	(221)	32	0
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		31,900	(5)	(267)	(272)	52	0
Pay	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		36,400	34	(150)	(116)	74	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		2,600	(37)	15	(22)	6	0
Pay(6)	6-Month EUR-EURIBOR	2.550	Annual	06/28/2032		30,250	(823)	635	(188)	69	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		65,930	(3,112)	471	(2,641)	279	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		7,000	333	(632)	(299)	33	0
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		400	0	206	206	0	(2)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		300	0	167	167	0	(1)
Receive(6)	6-Month EUR-EURIBOR	2.270	Annual	03/12/2055		10,900	1	138	139	0	(25)
Receive(6)	6-Month EUR-EURIBOR	2.278	Annual	03/12/2055		33,200	0	399	399	0	(75)
Receive(6)	6-Month EUR-EURIBOR	2.282	Annual	03/12/2055		3,300	0	38	38	0	(7)
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		61,960	2,488	2,562	5,050	0	(488)
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	8,600	0	(216)	(216)	6	0
Pay	CAONREPO	3.500	Annual	12/18/2025	CAD	99,100	(201)	761	560	13	0
Pay(6)	CAONREPO	3.898	Annual	06/19/2026		8,400	(1)	91	90	3	0
Pay(6)	CAONREPO	3.925	Annual	06/19/2026		43,600	(2)	477	475	13	0
Pay	CAONREPO	3.500	Semi-Annual	12/18/2026		9,300	73	60	133	7	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2028		25,200	(120)	620	500	22	0
Pay	CAONREPO	1.250	Semi-Annual	06/16/2031		6,700	(698)	344	(354)	10	0
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034		2,800	0	(11)	(11)	0	(6)
Pay	CAONREPO	3.500	Semi-Annual	06/19/2034		5,000	157	81	238	12	0
Receive	CAONREPO	3.250	Semi-Annual	06/21/2053		6,800	72	(377)	(305)	0	(47)

							$9,296	$(12,946)	$(3,650)	$4,374	$(2,259)

Total Swap Agreements							$34,294	$(15,055)	$19,239	$4,547	$(2,275)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$374	$4,547	$4,921	$0	$(3,985)	$(2,307)	$(6,292)

(j)

Securities with an aggregate market value of $53,947 and cash of $12,843 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

150	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(32) for closed swap agreements is outstanding at period end.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	220,841		$1,478	$6	$0
	04/2025		$48,633	AUD	76,879	0	(596)
	04/2025		2,182	JPY	329,167	13	0
	04/2025		4,767	SGD	6,374	0	(24)
	05/2025	AUD	76,879		$48,644	595	0
	05/2025	CNH	25,417		3,470	0	(37)
	05/2025	JPY	328,062		2,182	0	(13)
	05/2025	SGD	6,364		4,767	22	0
	05/2025		$13,506	CNH	97,799	6	(14)
	06/2025	CNH	68,228		$9,337	0	(102)
	06/2025		$946	CNH	6,825	0	(2)
	07/2025	CNH	48,669		$6,755	12	(3)
	08/2025		48,677		6,750	0	(12)

BOA	04/2025	AUD	1,628		1,012	0	(5)
	04/2025	CAD	1,567		1,087	0	(2)
	04/2025	IDR	6,513,832		394	2	0
	04/2025	KRW	751,899		513	2	0
	04/2025		$22,554	EUR	20,883	27	0
	04/2025		394	IDR	6,513,832	0	(2)
	04/2025		256	MYR	1,134	0	0
	04/2025		13	NOK	145	1	0
	05/2025	CNH	24,852		$3,395	0	(35)
	05/2025	HKD	3,504		451	0	0
	05/2025	IDR	6,661,390		400	1	0
	05/2025		$425	INR	36,554	1	0
	06/2025	CNH	55,348		$7,645	1	(13)
	06/2025		$463	CNH	3,348	0	0
	06/2025		711	KRW	1,035,673	0	(6)
	08/2025	CNH	8,713		$1,218	8	0
	08/2025	TWD	622		19	0	0

BPS	04/2025	AUD	1,463		922	8	0
	04/2025	BRL	42,550		7,522	87	(22)
	04/2025	CNY	3,087		430	4	0
	04/2025	EUR	197,858		207,470	0	(6,474)
	04/2025	IDR	55,304,137		3,336	16	0
	04/2025	JPY	2,758,221		18,296	69	(178)
	04/2025	NOK	799		76	0	0
	04/2025	SGD	471		354	3	0
	04/2025	TWD	328,372		10,005	117	0
	04/2025		$7,403	BRL	42,550	57	(3)
	04/2025		2,273	CNY	16,299	0	(7)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	151

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$37,857	EUR	35,155	$156	$0
	04/2025		1,033	GBP	817	23	0
	04/2025		5,218	IDR	85,544,416	0	(82)
	04/2025		4,005	INR	347,747	59	0
	04/2025		782	JPY	117,476	2	0
	04/2025		3,640	KRW	5,286,314	0	(51)
	04/2025		3,047	SGD	4,082	0	(8)
	04/2025		7,853	TWD	257,215	0	(107)
	04/2025		287	ZAR	5,264	0	0
	04/2025	ZAR	28,382		$1,552	5	0
	05/2025	CNH	91,132		12,542	3	(38)
	05/2025	EUR	35,155		37,919	0	(156)
	05/2025	IDR	20,002,202		1,202	4	0
	05/2025	JPY	117,082		782	0	(2)
	05/2025	SGD	4,075		3,047	8	0
	05/2025		$1,744	BRL	10,017	1	0
	05/2025		430	CNY	3,086	0	0
	05/2025		2,281	IDR	37,853,824	0	(12)
	05/2025		3,829	INR	328,464	4	0
	05/2025		76	NOK	799	0	0
	06/2025	CNH	50,982		$6,983	0	(70)
	06/2025	KRW	1,746,483		1,205	16	0
	06/2025	PLN	770		199	1	0
	06/2025		$6,884	PLN	26,745	38	(36)
	07/2025	TWD	118,661		$3,651	57	0
	08/2025		136,043		4,168	36	0
	10/2025	BRL	67,400		11,130	2	(178)
	05/2029	KWD	748		2,572	46	0
	07/2029		149		511	9	0

BRC	04/2025	GBP	1,232		1,596	5	0
	04/2025	INR	10,446		119	0	(3)
	04/2025	JPY	366,000		2,500	54	0
	04/2025	MYR	7,046		1,596	5	0
	04/2025	TRY	957		25	0	0
	04/2025		$2,127	EUR	1,961	1	(7)
	04/2025		2,570	IDR	42,073,806	0	(47)
	04/2025		199	ILS	732	0	(2)
	04/2025		122	INR	10,434	0	0
	04/2025		1,473	JPY	216,600	0	(29)
	04/2025		120	NOK	1,338	7	0
	04/2025		14,230	TRY	543,324	11	(139)
	05/2025	INR	10,464		$122	0	0
	05/2025	JPY	80,000		547	11	0
	05/2025	RON	167		34	0	(2)
	05/2025		$1,596	GBP	1,232	0	(5)
	05/2025		65	NOK	685	0	0
	05/2025		16,082	TRY	633,196	0	(417)
	06/2025		203	PLN	786	0	0
	06/2025		1,524	TRY	60,876	0	(64)
	01/2026	DKK	25,900		$3,709	0	(112)

BSH	04/2025	AUD	68,758		43,562	599	0
	04/2025	PEN	8,001		2,130	0	(47)
	04/2025		$20,902	JPY	3,139,108	26	0
	05/2025	JPY	3,128,536		$20,902	0	(26)
	05/2025	PEN	5,414		1,430	0	(43)
	06/2025		$1,745	PLN	6,725	0	(13)
	07/2025	PEN	2,655		$708	0	(13)

CBK	04/2025	BRL	178,092		31,053	0	(155)
	04/2025	CHF	527		599	4	0
	04/2025	CNY	19,900		2,772	19	0
	04/2025	DKK	78,235		11,012	0	(327)
	04/2025	EUR	35,155		37,926	0	(87)
	04/2025	IDR	54,615,950		3,292	13	0
	04/2025	ILS	9,335		2,561	50	0
	04/2025	INR	104,597		1,218	0	(6)
	04/2025	PEN	3,408		897	0	(31)
	04/2025	TWD	372,195		11,361	152	0

152	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$31,015	BRL	178,092	$194	$0
	04/2025		69,015	CAD	98,308	0	(698)
	04/2025		12,321	CNY	88,364	1	(38)
	04/2025		6,315	EUR	5,807	0	(35)
	04/2025		4,769	GBP	3,746	70	0
	04/2025		6,725	IDR	110,147,331	0	(115)
	04/2025		1,475	INR	126,489	2	0
	04/2025		220	KRW	321,818	0	(1)
	04/2025		14,773	TWD	484,465	0	(184)
	05/2025	CAD	98,164		$69,015	697	0
	05/2025	IDR	23,792,087		1,432	6	0
	05/2025	PEN	4,795		1,267	0	(37)
	05/2025	THB	1		0	0	0
	05/2025		$2,098	CNY	15,054	0	(2)
	05/2025		2,273	IDR	37,759,734	0	(10)
	06/2025	CNH	11,673		$1,611	0	(4)
	06/2025	KRW	23,009,243		16,028	357	0
	06/2025	PEN	251		68	0	0
	06/2025		$361	CNH	2,607	0	0
	06/2025		130	NGN	213,200	5	0
	07/2025	TWD	201,594		$6,196	89	0
	07/2025		$31,053	BRL	181,582	153	0
	08/2025	PEN	11,764		$3,148	0	(44)
	08/2025	TWD	251,393		7,714	78	0
	01/2026	JPY	110,000		810	56	0

DUB	04/2025	CAD	578		402	0	0
	04/2025	CHF	10		11	0	0
	04/2025	EUR	2,703		2,943	20	0
	04/2025	ILS	11,665		3,198	60	0
	04/2025	JPY	574,000		3,921	86	0
	04/2025	NZD	178		101	1	0
	04/2025	SGD	1,118		834	2	0
	04/2025		$12,118	DKK	83,965	51	0
	04/2025		1,905	IDR	31,624,828	0	(7)
	04/2025		636	INR	54,736	3	0
	04/2025		102	NZD	178	0	(1)
	04/2025		2,436	SGD	3,262	0	(8)
	05/2025	DKK	83,810		$12,118	0	(51)
	05/2025	IDR	2,919,277		176	1	0
	05/2025	NZD	178		102	1	0
	05/2025	SGD	3,257		2,436	8	0
	05/2025		$3,619	JPY	538,200	0	(8)
	06/2025	KRW	13,957,267		$9,720	214	0
	06/2025		$330	EGP	17,473	4	0
	06/2025		94	NGN	149,420	1	0
	08/2025		24,071	CNH	172,759	0	(72)
	09/2025		2,688	KZT	1,391,243	0	(57)
	12/2025		1,473		782,964	0	(31)

FAR	04/2025	BRL	165,673		$28,851	0	(181)
	04/2025	CHF	19,178		21,516	0	(162)
	04/2025	DKK	124,278		17,517	0	(495)
	04/2025	EUR	12,825		13,471	0	(397)
	04/2025	ILS	10,086		2,778	65	0
	04/2025	JPY	1,685,072		11,293	58	0
	04/2025	TWD	61,557		1,878	24	0
	04/2025		$28,879	BRL	165,673	154	0
	04/2025		77	HUF	28,458	0	(1)
	04/2025		14,918	JPY	2,245,848	56	0
	04/2025		196	TWD	6,435	0	(3)
	05/2025	JPY	2,238,281		$14,918	0	(56)
	05/2025		$3,445	CNH	24,853	0	(15)
	06/2025		1,319	BRL	7,675	9	0
	06/2025		3,450	PLN	13,346	0	(13)
	07/2025	CNH	24,758		$3,445	14	0

GLM	04/2025	BRL	63,036		11,235	211	(23)
	04/2025	CAD	2,978		2,075	5	0
	04/2025	IDR	22,914,269		1,380	5	0
	04/2025	KRW	1,144,711		780	3	0
	04/2025	PEN	17,298		4,600	0	(108)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	153

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$10,765	BRL	63,036	$281	$0
	04/2025		290	EGP	14,935	5	0
	04/2025		3,635	IDR	59,739,412	0	(52)
	04/2025		300	KRW	438,477	0	(2)
	04/2025		1,722	TRY	68,044	20	0
	04/2025	ZAR	15,427		$846	5	0
	05/2025	CNH	24,165		3,299	0	(36)
	05/2025	IDR	11,432,233		686	0	0
	05/2025		$1,597	CNH	11,465	0	(14)
	05/2025		437	EGP	23,014	7	0
	05/2025		1,380	IDR	22,934,968	0	(5)
	06/2025	CNH	26,447		$3,637	0	(22)
	06/2025	JPY	50,000		333	0	(3)
	06/2025		$1,871	CNH	13,548	5	(2)
	06/2025		570	EGP	30,330	9	0
	06/2025		780	KRW	1,140,553	0	(3)
	06/2025		1,787	PLN	6,900	0	(10)
	07/2025	PEN	3,726		$1,001	0	(11)
	07/2025	TWD	39,354		1,210	18	0
	08/2025		$730	EGP	40,230	16	0
	09/2025	PEN	5,162		$1,409	9	0
	09/2025		$550	KZT	287,512	0	(6)
	10/2025	BRL	100,400		$16,428	0	(414)
	01/2026	JPY	330,000		2,452	188	0

IND	04/2025	TWD	52,215		1,592	20	0
	04/2025		$19	CHF	17	0	0
	04/2025		23,450	DKK	162,189	57	0
	05/2025	CHF	17		$19	0	0
	05/2025	DKK	161,888		23,450	0	(56)

JPM	04/2025	AUD	1,398		879	6	0
	04/2025	BRL	6,974		1,217	1	(6)
	04/2025	EUR	1,926		2,026	0	(57)
	04/2025	IDR	5,938,265		359	3	0
	04/2025	ILS	11,695		3,211	64	0
	04/2025	JPY	1,808,361		12,131	75	0
	04/2025	SGD	927		694	4	0
	04/2025	TWD	203,380		6,221	96	0
	04/2025		$1,213	BRL	6,974	9	0
	04/2025		8,376	CAD	11,994	0	(41)
	04/2025		84	CNY	607	0	0
	04/2025		205,502	EUR	190,527	514	0
	04/2025		1,072	IDR	17,611,348	0	(15)
	04/2025		1,057	INR	91,251	9	0
	04/2025		4,586	JPY	692,043	28	0
	04/2025		220	KRW	321,676	0	(1)
	04/2025		5,345	TWD	175,184	0	(69)
	05/2025	CNH	25,828		$3,536	0	(29)
	05/2025	EUR	190,527		205,837	0	(514)
	05/2025	IDR	7,651,415		461	2	0
	05/2025	JPY	689,722		4,586	0	(28)
	05/2025		$12,656	CNH	91,742	16	(11)
	05/2025		280	CNY	1,996	0	(1)
	05/2025		520	EGP	27,513	10	0
	05/2025		230	NGN	358,110	0	0
	06/2025	CNH	20,345		$2,787	0	(27)
	06/2025		$510	NGN	818,040	6	0
	06/2025		7,254	PLN	28,111	11	(27)
	07/2025	CNH	46,906		$6,499	4	(6)
	07/2025	TWD	118,501		3,644	54	0
	07/2025		$1,163	BRL	6,806	6	0
	08/2025	CNH	44,415		$6,157	2	(15)
	08/2025	TWD	127,640		3,916	39	0
	01/2026	JPY	170,000		1,240	74	0

MBC	04/2025	AUD	6,126		3,848	20	0
	04/2025	CHF	887		1,002	0	(1)
	04/2025	EGP	22,059		436	0	0
	04/2025	EUR	4,452		4,801	36	(50)
	04/2025	JPY	309,200		2,085	24	0

154	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	SGD	7,891		$5,907	$34	$0
	04/2025	TWD	72,108		2,229	57	0
	04/2025		$1,574	AUD	2,494	0	(15)
	04/2025		3,083	CAD	4,422	0	(9)
	04/2025		23,303	CHF	20,586	0	(35)
	04/2025		965	CNY	6,906	0	(3)
	04/2025		650	DKK	4,473	0	(1)
	04/2025		700	EGP	35,937	10	0
	04/2025		1,397	EUR	1,281	0	(12)
	04/2025		2,784	GBP	2,155	1	(1)
	04/2025		77	ILS	280	0	(1)
	04/2025		1,288	INR	111,753	17	0
	04/2025		2,007	JPY	296,700	0	(28)
	04/2025		3,735	TWD	122,717	0	(39)
	04/2025	ZAR	36,482		$1,996	8	0
	05/2025	CAD	32		22	0	0
	05/2025	CHF	20,512		23,303	35	0
	05/2025	CNH	44,236		6,099	3	(8)
	05/2025	DKK	4,464		650	1	0
	05/2025	IDR	4,586,559		276	1	0
	05/2025	JPY	5,368,827		36,171	156	0
	05/2025	THB	3,138		93	1	0
	05/2025		$18,287	CNH	131,713	8	(116)
	06/2025	KRW	3,375,703		$2,346	47	0
	06/2025		$690	EGP	36,484	9	0
	06/2025		1,992	PLN	7,688	0	(13)
	07/2025	CNH	22,487		$3,120	4	0
	07/2025	TWD	61,068		1,874	24	0
	08/2025	CNH	114,592		15,850	0	(68)
	08/2025	TWD	60,903		1,861	11	0
	08/2025		$8,173	CNH	58,621	0	(29)
	08/2025		460	EGP	25,332	10	0

MYI	04/2025	BRL	1,339		$233	0	(1)
	04/2025	CAD	109,600		76,994	829	0
	04/2025	CNY	8,700		1,212	12	0
	04/2025	DKK	48,120		6,719	0	(256)
	04/2025	EUR	695		750	0	(2)
	04/2025	GBP	17,250		21,857	0	(425)
	04/2025	SGD	3,309		2,472	9	0
	04/2025		$230	BRL	1,339	5	0
	04/2025		1,246	CNY	8,930	0	(10)
	04/2025		6,338	DKK	45,700	285	0
	04/2025		939	TRY	36,461	4	0
	04/2025		319	TWD	10,433	0	(5)
	04/2025	ZAR	33,054		$1,808	7	0
	05/2025	IDR	4,235,524		254	1	0
	05/2025		$1,793	CNY	12,853	0	(3)
	05/2025		751	EUR	695	2	0
	05/2025		5	NGN	7,375	0	0
	06/2025	CNH	37,331		$5,148	0	(17)
	06/2025		$455	PLN	1,803	10	0
	09/2025	CAD	6,213		$4,369	18	0
	09/2025		$395	KZT	204,869	0	(8)
	12/2025	CZK	25,511	EUR	1,011	0	(3)
	01/2026	DKK	28,670		$4,114	0	(116)
	04/2026		64,930		9,241	0	(388)

NGF	05/2025	JPY	6,680,000		44,540	0	(197)
	06/2025	KRW	7,912,857		5,553	165	0

RYL	04/2025	JPY	205,000		1,396	29	0

SCX	04/2025	PEN	3,465		915	0	(28)
	04/2025	TWD	38,192		1,177	27	0
	04/2025		$1,314	CNY	9,423	0	(1)
	04/2025		110	EGP	5,738	2	0
	04/2025		3,204	IDR	52,421,030	0	(60)
	04/2025		1,203	JPY	181,332	6	0
	04/2025		220	KRW	321,334	0	(2)
	04/2025		1,116	TWD	36,733	0	(10)
	05/2025	CNH	136,291		$18,955	143	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	155

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025	IDR	1,790,898		$108	$0	$0
	05/2025	JPY	180,724		1,203	0	(6)
	05/2025	PEN	2,154		574	0	(12)
	05/2025		$1,439	NGN	2,266,174	17	(3)
	06/2025	CNH	8,121		$1,118	0	(6)
	06/2025		$470	EGP	24,879	7	0
	06/2025		100	NGN	161,500	2	0
	07/2025		300	EGP	16,233	6	0
	08/2025	TWD	36,428		$1,116	10	0

SOG	04/2025		$760	EGP	39,626	14	0
	06/2025		705		37,371	10	0
	06/2025		390	NGN	625,950	6	0

SSB	04/2025	PEN	12,660		$3,342	0	(103)
	04/2025		$15,213	GBP	11,764	0	(17)
	04/2025		6,110	JPY	940,000	171	0
	04/2025		1,621	PEN	5,923	0	(10)
	05/2025	GBP	11,764		$15,212	17	0
	05/2025	PEN	5,266		1,388	0	(44)
	10/2025		5,945		1,622	10	0
	01/2026	JPY	940,000		6,278	0	(171)

UAG	04/2025	IDR	6,603,555		398	1	0
	04/2025	JPY	1,310,485		8,808	71	0
	04/2025		$446	IDR	7,378,094	0	(3)
	04/2025		4,068	JPY	604,200	0	(31)
	04/2025		678	ZAR	12,323	0	(7)
	05/2025		398	IDR	6,612,842	0	(2)
	06/2025	PLN	393		$102	1	0
	09/2025		$4,369	CAD	6,210	0	(20)
	12/2025	EUR	1,011	CZK	25,510	3	0

Total Forward Foreign Currency Contracts						$9,339	$(16,601)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC EUR versus CZK	EUR	24.650	03/11/2026	2,242	$15	$13
	Put - OTC USD versus CAD	$	1.385	09/05/2025	4,900	37	23

BPS	Call - OTC USD versus CNH	CNH	7.500	05/15/2025	2,300	14	1

MBC	Call - OTC USD versus CNH		7.500	05/13/2025	17,400	91	6

MYI	Put - OTC EUR versus CZK	EUR	24.750	12/09/2025	2,374	14	15
	Put - OTC EUR versus CZK		24.700	12/16/2025	4,005	25	23
	Put - OTC USD versus CAD	$	1.385	09/05/2025	17,200	114	82

						$310	$163

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.930%	06/23/2025	4,300	$ 155	$80

BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	68,100	95	11

BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	1,000	37	27

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.065	06/24/2025	4,000	120	48
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.960	06/25/2025	5,900	204	102
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	1,200	50	32

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.700	08/20/2025	37,600	48	5
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.420	05/13/2025	8,700	45	1

JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.480	05/13/2025	61,000	69	2
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	1,600	2	0

							$ 825	$308

156	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	1,400	$106	$752

Total Purchased Options						$1,241	$1,223

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYI	Put - OTC USD versus CAD	$	1.320	09/05/2025	17,200	$(10)	$(7)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.250%	06/23/2025	16,500	$(157)	$(22)

BOM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.738	04/28/2025	8,500	(31)	(72)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.088	04/28/2025	8,500	(31)	(12)

BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	1,400	(106)	(612)

BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.350	09/25/2025	3,800	(36)	(11)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	3,200	(11)	(8)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	3,200	(11)	(2)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/24/2025	15,400	(120)	(13)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.280	06/25/2025	4,600	(46)	(6)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	06/25/2025	18,100	(159)	(22)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.330	09/25/2025	4,600	(51)	(14)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	3,700	(16)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	3,700	(16)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	3,700	(17)	(21)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	3,700	(17)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	1,900	(8)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	1,900	(8)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	3,700	(14)	(28)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	3,700	(14)	(6)

							$(869)	$(873)

	Total Written Options						$(879)	$(880)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(5)	Notional Amount(6)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
										Asset	Liability
GST	South Korea Government International Bond	(1.000)%	Quarterly	12/20/2029	0.369%	$	2,000	$(66)	$11	$0	$(55)

MYC	South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.369		2,000	(66)	11	0	(55)

								$(132)	$22	$0	$(110)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(5)		Notional Amount(6)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
											Asset	Liability
BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.085%		$	1,300	$(31)	$34	$3	$0

CBK	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.570			8,300	(42)	121	79	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.085			900	(22)	24	2	0

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦		5,741	0	39	39	0

									$(95)	$218	$123	$0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	157

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.410% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/17/2026	$108,267	JPY	16,030,000	$223	$(39)	$184	$0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.462% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030	13,442		2,050,000	(17)	(3)	0	(20)
GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.459% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030	655		100,000	(2)	0	0	(2)
GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	10/15/2026	69,454		10,994,400	(889)	(6)	0	(895)

MYC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.430% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030	857		130,000	(1)	(3)	0	(4)

								$(686)	$(51)	$184	$(921)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	3-Month CNY-CNREPOFIX(2)	1.500%	Quarterly	03/18/2031	CNY	21,200	$(7)	$(5)	$0	$(12)
	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/19/2030	MYR	7,290	(6)	7	1	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034		9,170	(25)	7	0	(18)

CBK	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/18/2031	CNY	11,100	0	(6)	0	(6)

GST	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/19/2030	MYR	66,880	17	(7)	10	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		28,300	179	(243)	0	(64)

JPM	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/19/2035		7,390	6	(20)	0	(14)

SCX	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/18/2031	CNY	2,400	1	(2)	0	(1)

								$165	$(269)	$11	$(115)

Total Swap Agreements								$(748)	$(80)	$318	$(1,146)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(9)
AZD	$654	$0	$0	$654	$(803)	$0	$0	$(803)	$(149)	$0	$(149)
BOA	43	116	0	159	(63)	(22)	0	(85)	74	0	74
BOM	0	0	0	0	0	(84)	0	(84)	(84)	0	(84)
BPS	831	764	1	1,596	(7,424)	(612)	(30)	(8,066)	(6,470)	6,730	260
BRC	94	27	3	124	(827)	(21)	0	(848)	(724)	934	210

158	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(9)
BSH	$625	$0	$0	$625	$(142)	$0	$0	$(142)	$483	$(50)	$433
CBK	1,946	0	265	2,211	(1,774)	0	(26)	(1,800)	411	46	457
DUB	452	182	39	673	(235)	(55)	0	(290)	383	(360)	23
FAR	380	0	0	380	(1,323)	0	0	(1,323)	(943)	1,187	244
GLM	787	6	0	793	(711)	(79)	(2)	(792)	1	0	1
GST	0	0	10	10	0	0	(1,014)	(1,014)	(1,004)	0	(1,004)
IND	77	0	0	77	(56)	0	0	(56)	21	0	21
JPM	1,033	2	0	1,035	(847)	0	(14)	(861)	174	0	174
MBC	517	6	0	523	(429)	0	0	(429)	94	(260)	(166)
MYC	0	0	0	0	0	0	(59)	(59)	(59)	52	(7)
MYI	1,182	120	0	1,302	(1,234)	(7)	0	(1,241)	61	474	535
NGF	165	0	0	165	(197)	0	0	(197)	(32)	0	(32)
RYL	29	0	0	29	0	0	0	0	29	0	29
SCX	220	0	0	220	(128)	0	(1)	(129)	91	0	91
SOG	30	0	0	30	0	0	0	0	30	0	30
SSB	198	0	0	198	(345)	0	0	(345)	(147)	0	(147)
UAG	76	0	0	76	(63)	0	0	(63)	13	0	13

Total Over the Counter	$9,339	$1,223	$318	$10,880	$(16,601)	$(880)	$(1,146)	$(18,627)

(l)

Securities with an aggregate market value of $9,423 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	159

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$374	$374
Swap Agreements	0	173	0	0	4,374	4,547

	$0	$173	$0	$0	$4,748	$4,921

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,339	$0	$9,339
Purchased Options	0	0	0	163	1,060	1,223
Swap Agreements	0	123	0	184	11	318

	$0	$123	$0	$9,686	$1,071	$10,880

	$0	$296	$0	$9,686	$5,819	$15,801

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,985	$3,985
Swap Agreements	0	48	0	0	2,259	2,307

	$0	$48	$0	$0	$6,244	$6,292

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16,601	$0	$16,601
Written Options	0	0	0	7	873	880
Swap Agreements	0	110	0	921	115	1,146

	$0	$110	$0	$17,529	$988	$18,627

	$0	$158	$0	$17,529	$7,232	$24,919

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$190	$190
Futures	0	0	0	0	15,593	15,593
Swap Agreements	0	6,343	0	0	(10,531)	(4,188)

	$0	$6,343	$0	$0	$5,252	$11,595

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,049	$0	$12,049
Purchased Options	0	0	0	274	63	337
Written Options	0	0	0	261	1,225	1,486
Swap Agreements	0	78	0	4,221	209	4,508

	$0	$78	$0	$16,805	$1,497	$18,380

	$0	$6,421	$0	$16,805	$6,749	$29,975

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$6,359	$6,359
Swap Agreements	0	(2,406)	0	0	(9,602)	(12,008)

	$0	$(2,406)	$0	$0	$(3,243)	$(5,649)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(17,711)	$0	$(17,711)
Purchased Options	0	0	0	(147)	(286)	(433)
Written Options	0	0	0	3	210	213
Swap Agreements	0	95	0	(183)	(173)	(261)

	$0	$95	$0	$(18,038)	$(249)	$(18,192)

	$0	$(2,311)	$0	$(18,038)	$(3,492)	$(23,841)

160	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$178	$0	$178
Australia
Corporate Bonds & Notes	0	8,963	0	8,963
Sovereign Issues	0	16,655	0	16,655
Brazil
Sovereign Issues	0	27,440	0	27,440
Canada
Corporate Bonds & Notes	0	28,548	0	28,548
Sovereign Issues	0	44,422	0	44,422
Cayman Islands
Asset-Backed Securities	0	63,137	0	63,137
Corporate Bonds & Notes	0	3,815	0	3,815
Sovereign Issues	0	511	0	511
Chile
Sovereign Issues	0	1,008	0	1,008
Denmark
Corporate Bonds & Notes	0	55,137	0	55,137
France
Corporate Bonds & Notes	0	9,211	0	9,211
Sovereign Issues	0	72,322	0	72,322
Germany
Corporate Bonds & Notes	0	4,203	0	4,203
Hungary
Sovereign Issues	0	1,135	0	1,135
Ireland
Asset-Backed Securities	0	37,424	7,898	45,322
Corporate Bonds & Notes	0	517	0	517
Loan Participations and Assignments	0	0	2,806	2,806
Israel
Sovereign Issues	0	6,455	0	6,455
Italy
Corporate Bonds & Notes	0	2,645	0	2,645
Sovereign Issues	0	13,117	0	13,117
Japan
Corporate Bonds & Notes	0	3,246	0	3,246
Sovereign Issues	0	79,695	0	79,695
Jersey, Channel Islands
Asset-Backed Securities	0	827	0	827
Malaysia
Corporate Bonds & Notes	0	516	0	516
Sovereign Issues	0	1,278	0	1,278
Mexico
Sovereign Issues	0	384	0	384
Multinational
Corporate Bonds & Notes	0	479	0	479
Netherlands
Corporate Bonds & Notes	0	5,436	0	5,436
Norway
Sovereign Issues	0	1,323	0	1,323
Peru
Sovereign Issues	0	23,145	0	23,145
Poland
Sovereign Issues	0	8,759	0	8,759
Qatar
Corporate Bonds & Notes	0	260	0	260
Romania
Sovereign Issues	0	11,929	0	11,929
Saudi Arabia
Corporate Bonds & Notes	0	175	0	175
Sovereign Issues	0	24,774	0	24,774
Serbia
Sovereign Issues	0	2,245	0	2,245
Singapore
Sovereign Issues	0	8,522	0	8,522
South Africa
Sovereign Issues	0	18,296	0	18,296

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
South Korea
Sovereign Issues	$0	$7,714	$0	7,714
Spain
Corporate Bonds & Notes	0	3,631	0	3,631
Sovereign Issues	0	83,268	0	83,268
Supranational
Corporate Bonds & Notes	0	1,093	0	1,093
Switzerland
Corporate Bonds & Notes	0	9,996	0	9,996
United Arab Emirates
Sovereign Issues	0	3,315	0	3,315
United Kingdom
Corporate Bonds & Notes	0	40,815	0	40,815
Loan Participations and Assignments	0	0	306	306
Non-Agency Mortgage-Backed Securities	0	13,822	0	13,822
Sovereign Issues	0	1,865	0	1,865
United States
Asset-Backed Securities	0	41,631	0	41,631
Corporate Bonds & Notes	0	57,859	0	57,859
Loan Participations and Assignments	0	1,189	1,108	2,297
Municipal Bonds & Notes	0	1,776	0	1,776
Non-Agency Mortgage-Backed Securities	0	62,970	0	62,970
U.S. Government Agencies	0	995,317	0	995,317
U.S. Treasury Obligations	0	167,521	0	167,521
Short-Term Instruments
Commercial Paper	0	12,322	0	12,322
Mutual Funds	0	3,266	0	3,266
Japan Treasury Bills	0	80,220	0	80,220
Nigeria Treasury Bills	0	373	0	373
U.S. Treasury Bills	0	4,203	0	4,203

	$0	$2,182,298	$12,118	$2,194,416

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$37,706	$0	$0	$37,706

Total Investments	$37,706	$2,182,298	$12,118	$2,232,122

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(164,665)	$0	$(164,665)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	291	4,630	0	4,921
Over the counter	0	10,841	39	10,880

	$291	$15,471	$39	$15,801

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,861)	(2,399)	0	(6,260)
Over the counter	0	(18,627)	0	(18,627)

	$(3,861)	$(21,026)	$0	$(24,887)

Total Financial Derivative Instruments	$(3,570)	$(5,555)	$39	$(9,086)

Totals	$34,136	$2,012,078	$12,157	$2,058,371

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	161

Schedule of Investments	PIMCO International Bond Fund (Unhedged)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 144.6%

ARGENTINA 0.1%

SOVEREIGN ISSUES 0.1%

Argentina Government International Bond
0.750% due 07/09/2030 þ		$519	$379
1.000% due 07/09/2029		14	10
3.500% due 07/09/2041 þ		100	58

Total Argentina (Cost $419)			447

AUSTRALIA 2.7%

CORPORATE BONDS & NOTES 0.9%

Commonwealth Bank of Australia
4.971% due 01/22/2030		$5,900	6,061

SOVEREIGN ISSUES 1.8%

Australia Government International Bond
1.750% due 06/21/2051	AUD	1,000	330
2.500% due 05/21/2030		1,100	644

New South Wales Treasury Corp.
1.750% due 03/20/2034		5,800	2,782
2.000% due 03/08/2033		1,000	510

Queensland Treasury Corp.
1.750% due 07/20/2034		2,000	944
2.000% due 08/22/2033		3,700	1,851

Treasury Corp. of Victoria
2.000% due 09/17/2035		1,500	694
2.250% due 09/15/2033		6,700	3,412
4.250% due 12/20/2032		1,500	906

			12,073

Total Australia (Cost $18,763)			18,134

BERMUDA 0.2%

ASSET-BACKED SECURITIES 0.2%

Trinitas CLO Ltd.
5.359% due 07/20/2035 •		$1,300	1,292

Total Bermuda (Cost $1,300)			1,292

BRAZIL 1.6%

SOVEREIGN ISSUES 1.6%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (d)	BRL	66,900	10,940

Total Brazil (Cost $10,817)			10,940

CANADA 5.7%

CORPORATE BONDS & NOTES 0.8%

Canadian Imperial Bank of Commerce
4.876% due 01/14/2030		$4,500	4,610

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	900	959

			5,569

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	691	467
2.867% due 02/12/2055 ~		2,400	1,576

			2,043

SOVEREIGN ISSUES 4.6%

Canada Government Bond
1.500% due 12/01/2044 (f)		1,535	1,097

Export Development Canada
7.130% due 03/11/2029	INR	123,600	1,464

Province of British Columbia
4.150% due 06/18/2034	CAD	4,300	3,122

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Province of Ontario
3.650% due 06/02/2033	CAD	19,300	$13,644

Province of Quebec
3.600% due 09/01/2033		11,700	8,218
4.450% due 09/01/2034		2,000	1,484

PSP Capital, Inc.
4.500% due 09/05/2031	AUD	3,500	2,175

			31,204

Total Canada (Cost $39,654)			38,816

CAYMAN ISLANDS 3.8%

ASSET-BACKED SECURITIES 3.3%

Arbor Realty Commercial Real Estate Notes Ltd.
5.799% due 01/15/2037 •		$2,448	2,452

AREIT Trust
5.514% due 11/17/2038 ~		275	274

KKR CLO Ltd.
5.514% due 07/15/2030 ~		617	617
5.632% due 04/15/2035 •		2,100	2,097

LoanCore Issuer Ltd.
5.899% due 01/17/2037 •		3,217	3,213

MF1 Multifamily Housing Mortgage Loan Trust
5.284% due 07/15/2036 ~		107	107

Starwood Commercial Mortgage Trust
5.631% due 04/18/2038 ~		2,352	2,335
5.699% due 11/15/2038 ~		3,026	3,021

TCI-Symphony CLO Ltd.
5.571% due 10/13/2032 •		2,322	2,323

TPG Real Estate Finance Issuer Ltd.
5.969% due 02/15/2039 •		3,765	3,754

Venture CLO Ltd.
5.685% due 04/20/2032 •		2,437	2,437

Voya CLO Ltd.
5.514% due 04/17/2030 •		181	181

			22,811

CORPORATE BONDS & NOTES 0.4%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		1,144	1,071

Sands China Ltd.
5.400% due 08/08/2028		1,500	1,503

			2,574

SOVEREIGN ISSUES 0.1%

KSA Sukuk Ltd.
5.268% due 10/25/2028		800	817

Total Cayman Islands (Cost $26,288)			26,202

CHILE 0.1%

SOVEREIGN ISSUES 0.1%

Chile Government International Bond
4.850% due 01/22/2029		$800	807

Total Chile (Cost $799)			807

CHINA 2.0%

SOVEREIGN ISSUES 2.0%

China Government International Bond
1.920% due 01/15/2055	CNY	7,000	942
3.530% due 10/18/2051		47,500	8,403
3.720% due 04/12/2051		22,800	4,145

Total China (Cost $12,365)			13,490

DENMARK 1.0%

CORPORATE BONDS & NOTES 1.0%

Danske Bank AS
4.613% due 10/02/2030 •		$2,400	2,368

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jyske Realkredit AS
1.000% due 10/01/2050	DKK	36	$4

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		2,281	268

Nykredit Realkredit AS
1.000% due 04/01/2025		21,000	3,044
1.500% due 10/01/2052		5,313	622

Realkredit Danmark AS
1.500% due 10/01/2053		4,103	480

Total Denmark (Cost $7,217)			6,786

FRANCE 5.0%

CORPORATE BONDS & NOTES 0.5%

Banque Federative du Credit Mutuel SA
5.088% due 01/23/2027		$900	908

BPCE SA
5.716% due 01/18/2030 •		2,400	2,448

			3,356

SOVEREIGN ISSUES 4.5%

France Government International Bond
0.500% due 05/25/2072	EUR	1,600	508
0.750% due 02/25/2028		4,200	4,340
0.750% due 05/25/2052		2,400	1,220
2.000% due 05/25/2048		3,500	2,684
2.750% due 10/25/2027		4,200	4,594
2.750% due 02/25/2030		13,900	15,039
3.000% due 06/25/2049		2,500	2,310

			30,695

Total France (Cost $36,281)			34,051

GERMANY 0.5%

CORPORATE BONDS & NOTES 0.5%

Deutsche Bank AG
1.750% due 11/19/2030 ~	EUR	1,600	1,595
2.129% due 11/24/2026 •		$1,900	1,866

Total Germany (Cost $3,534)			3,461

HUNGARY 0.2%

SOVEREIGN ISSUES 0.2%

Hungary Government International Bond
6.250% due 09/22/2032		$1,400	1,445

Total Hungary (Cost $1,396)			1,445

IRELAND 2.9%

ASSET-BACKED SECURITIES 2.9%

Accunia European CLO DAC
3.735% due 07/15/2030 •	EUR	419	453

Ares European CLO DAC
3.774% due 10/21/2034 •		2,824	3,059

Blackrock European CLO DAC
3.624% due 07/19/2035 •		1,300	1,398

Cairn CLO DAC
3.565% due 10/15/2031 •		1,266	1,370

CVC Cordatus Loan Fund DAC
3.435% due 10/15/2031 •		1,197	1,295

CVC Cordatus Opportunity Loan Fund-R DAC
3.310% due 08/15/2033 «•		1,200	1,298

Dryden Euro CLO DAC
3.445% due 04/15/2033 •		1,309	1,415

Grosvenor Place CLO DAC
3.845% due 01/15/2039 •		1,800	1,948

Harvest CLO DAC
3.425% due 10/15/2031 •		867	937

Jubilee CLO DAC
3.435% due 04/15/2031 •		1,264	1,366

162	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Palmer Square European Loan Funding DAC
1.000% due 10/15/2034 •(b)	EUR	1,400	$1,506

Rockford Tower Europe CLO DAC
4.041% due 04/24/2037 •		1,800	1,948

Sculptor European CLO DAC
3.835% due 10/15/2034 •		1,900	2,054

Total Ireland (Cost $20,807)			20,047

ISRAEL 1.0%

SOVEREIGN ISSUES 1.0%

Israel Government International Bond
4.500% due 01/17/2033		$600	561
5.375% due 03/12/2029		1,300	1,312
5.375% due 02/19/2030		2,400	2,419
5.500% due 03/12/2034		1,300	1,295
5.625% due 02/19/2035		300	298
5.750% due 03/12/2054		1,300	1,195

Total Israel (Cost $7,104)			7,080

ITALY 0.9%

CORPORATE BONDS & NOTES 0.7%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	1,800	1,903
2.625% due 04/28/2025		1,000	1,081

Intesa Sanpaolo SpA
8.248% due 11/21/2033 •		$1,000	1,149

Nexi SpA
2.125% due 04/30/2029	EUR	500	511

			4,644

SOVEREIGN ISSUES 0.2%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		$1,400	1,416

Total Italy (Cost $6,239)			6,060

JAPAN 7.2%

CORPORATE BONDS & NOTES 0.1%

Nomura Holdings, Inc.
2.329% due 01/22/2027		$1,000	960

SOVEREIGN ISSUES 7.1%

Development Bank of Japan, Inc.
4.000% due 08/28/2027		1,800	1,793

Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	1,475,812	10,194
0.400% due 06/20/2029		320,000	2,077
0.500% due 09/20/2046		74,000	346
0.500% due 03/20/2049		1,186,000	5,250
0.700% due 12/20/2048		1,189,000	5,578
0.700% due 06/20/2051		200,000	889
1.000% due 03/20/2052		500,000	2,389
1.500% due 09/20/2043		690,000	4,150
1.800% due 03/20/2054		18,000	103
2.000% due 12/20/2044		470,000	3,037
2.200% due 06/20/2054		346,000	2,173
2.200% due 03/20/2064		588,000	3,485
2.300% due 12/20/2054		1,052,000	6,752

			48,216

Total Japan (Cost $65,660)			49,176

MALAYSIA 2.0%

CORPORATE BONDS & NOTES 0.2%

Petronas Capital Ltd.
3.404% due 04/28/2061		$800	524
4.550% due 04/21/2050		400	340
4.800% due 04/21/2060		400	347

			1,211

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.8%

Malaysia Government International Bond
2.632% due 04/15/2031	MYR	3,700	$789
3.519% due 04/20/2028		47,830	10,804
4.762% due 04/07/2037		1,700	416

			12,009

Total Malaysia (Cost $13,025)			13,220

MEXICO 0.1%

SOVEREIGN ISSUES 0.1%

Mexico Government International Bond
5.000% due 04/27/2051		$600	461

Total Mexico (Cost $559)			461

NETHERLANDS 0.5%

CORPORATE BONDS & NOTES 0.5%

Cooperatieve Rabobank UA
5.447% due 03/05/2030 •		$2,500	2,560

ING Groep NV
5.525% due 03/25/2036 ~		800	802

Total Netherlands (Cost $3,300)			3,362

NEW ZEALAND 0.6%

CORPORATE BONDS & NOTES 0.5%

Bank of New Zealand
3.708% due 12/20/2028	EUR	3,000	3,355

SOVEREIGN ISSUES 0.1%

New Zealand Government International Bond
1.500% due 05/15/2031	NZD	1,000	486

Total New Zealand (Cost $4,070)			3,841

NORWAY 0.2%

SOVEREIGN ISSUES 0.2%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	2,200	1,323

Total Norway (Cost $1,602)			1,323

PERU 1.1%

CORPORATE BONDS & NOTES 0.1%

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	2,800	817

SOVEREIGN ISSUES 1.0%

Peru Government International Bond
2.780% due 12/01/2060		$1,000	546
6.150% due 08/12/2032	PEN	4,000	1,094
6.900% due 08/12/2037		6,600	1,774
6.950% due 08/12/2031		11,200	3,260

			6,674

Total Peru (Cost $7,784)			7,491

POLAND 0.8%

SOVEREIGN ISSUES 0.8%

Republic of Poland Government International Bond
3.875% due 02/14/2033	EUR	1,700	1,900
4.250% due 02/14/2043		500	538
4.625% due 03/18/2029		$1,600	1,603
4.875% due 02/12/2030		500	505
5.375% due 02/12/2035		300	302
5.500% due 04/04/2053		400	377

Total Poland (Cost $5,138)			5,225

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
QATAR 0.1%

CORPORATE BONDS & NOTES 0.1%

QatarEnergy
2.250% due 07/12/2031		$600	$519

Total Qatar (Cost $596)			519

ROMANIA 1.2%

SOVEREIGN ISSUES 1.2%

Romania Government International Bond
2.000% due 01/28/2032	EUR	600	514
2.000% due 04/14/2033		100	81
2.124% due 07/16/2031		200	177
2.625% due 12/02/2040		800	524
2.750% due 04/14/2041		500	329
2.875% due 04/13/2042		1,800	1,180
3.750% due 02/07/2034		1,200	1,079
5.000% due 09/27/2026		100	111
5.125% due 09/24/2031		1,800	1,883
5.250% due 03/10/2030		600	654
5.250% due 05/30/2032		700	730
5.625% due 05/30/2037		700	691
6.250% due 09/10/2034		200	215

Total Romania (Cost $10,405)			8,168

SAUDI ARABIA 2.4%

CORPORATE BONDS & NOTES 0.1%

Saudi Arabian Oil Co.
2.250% due 11/24/2030		$800	701

SOVEREIGN ISSUES 2.3%

Saudi Government International Bond
3.375% due 03/05/2032	EUR	1,200	1,282
3.750% due 03/05/2037		300	312
4.750% due 01/18/2028		$2,700	2,716
4.750% due 01/16/2030		6,600	6,602
4.875% due 07/18/2033		1,900	1,878
5.125% due 01/13/2028		1,700	1,722
5.375% due 01/13/2031		1,000	1,025

			15,537

Total Saudi Arabia (Cost $16,119)			16,238

SERBIA 0.3%

SOVEREIGN ISSUES 0.3%

Serbia Government International Bond
1.000% due 09/23/2028	EUR	1,100	1,068
2.050% due 09/23/2036		900	710

Total Serbia (Cost $2,314)			1,778

SINGAPORE 0.7%

SOVEREIGN ISSUES 0.7%

Singapore Government International Bond
2.375% due 07/01/2039	SGD	355	253
3.250% due 06/01/2054		5,697	4,674

Total Singapore (Cost $4,465)			4,927

SOUTH AFRICA 0.8%

SOVEREIGN ISSUES 0.8%

Republic of South Africa Government International Bond
8.000% due 01/31/2030	ZAR	38,000	1,986
8.875% due 02/28/2035		78,700	3,843

Total South Africa (Cost $6,253)			5,829

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	163

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH KOREA 2.4%

SOVEREIGN ISSUES 2.4%

Korea Government International Bond
2.375% due 12/10/2028	KRW	331,640	$223
2.625% due 06/10/2028		18,630,300	12,638
3.250% due 03/10/2053		2,082,810	1,599

Korea National Oil Corp.
4.250% due 09/30/2029		$2,000	1,973

Total South Korea (Cost $18,056)			16,433

SPAIN 4.6%

CORPORATE BONDS & NOTES 0.2%

CaixaBank SA
6.684% due 09/13/2027 •		$1,200	1,234

SOVEREIGN ISSUES 4.4%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	500	547

Spain Government International Bond
0.000% due 01/31/2028 (d)		5,500	5,576
1.450% due 10/31/2071		1,370	676
2.400% due 05/31/2028		3,800	4,111
3.150% due 04/30/2035		5,820	6,179
3.450% due 07/30/2066		2,268	2,111
3.500% due 01/31/2041		2,100	2,185
3.550% due 10/31/2033		8,000	8,876

			30,261

Total Spain (Cost $33,792)			31,495

SUPRANATIONAL 0.2%

CORPORATE BONDS & NOTES 0.2%

Inter-American Development Bank
2.500% due 04/14/2027	AUD	1,800	1,093

Total Supranational (Cost $1,318)			1,093

SWITZERLAND 1.3%

CORPORATE BONDS & NOTES 1.3%

UBS Group AG
3.091% due 05/14/2032 •		$1,100	980
3.869% due 01/12/2029 •		400	391
5.617% due 09/13/2030 •		1,500	1,540
6.373% due 07/15/2026 •		1,200	1,205
6.442% due 08/11/2028 •		1,344	1,394
6.442% due 08/11/2028 ~		656	681
6.537% due 08/12/2033 •		2,400	2,572

Total Switzerland (Cost $8,258)			8,763

THAILAND 0.8%

SOVEREIGN ISSUES 0.8%

Thailand Government International Bond
2.500% due 11/17/2029	THB	185,290	5,646

Total Thailand (Cost $5,465)			5,646

UNITED ARAB EMIRATES 0.4%

CORPORATE BONDS & NOTES 0.4%

Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031		$2,400	2,343

MDGH GMTN RSC Ltd.
5.500% due 04/28/2033		600	622

Total United Arab Emirates (Cost $2,979)			2,965

UNITED KINGDOM 4.9%

CORPORATE BONDS & NOTES 2.7%

HSBC Holdings PLC
4.856% due 05/23/2033 ~	EUR	1,800	2,077

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.597% due 05/17/2028 •		$500	$508
5.887% due 08/14/2027 •		900	914

Nationwide Building Society
2.972% due 02/16/2028 •		700	678

NatWest Group PLC
5.076% due 01/27/2030 •		1,600	1,611
5.778% due 03/01/2035 •		2,900	2,960

NatWest Markets PLC
5.551% due 03/21/2030 ~		2,200	2,206

Santander U.K. Group Holdings PLC
6.534% due 01/10/2029 •		2,350	2,444

Standard Chartered PLC
6.187% due 07/06/2027 •		2,400	2,442
6.296% due 07/06/2034 •		2,400	2,529

			18,369

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%

EuroMASTR PLC
4.778% due 06/15/2040 •	GBP	127	162

Eurosail PLC
5.529% due 06/13/2045 •		362	464

RMAC Securities PLC
4.731% due 06/12/2044 •		$111	108

Tower Bridge Funding PLC
5.248% due 12/20/2066 •	GBP	1,999	2,586

			3,320

SOVEREIGN ISSUES 1.7%

United Kingdom Gilt
0.625% due 10/22/2050		3,500	1,661
1.250% due 07/31/2051		5,700	3,221
1.500% due 07/31/2053		2,400	1,409
1.750% due 01/22/2049		1,900	1,308
4.250% due 12/07/2040		2,500	2,954
4.375% due 07/31/2054		1,100	1,230

			11,783

Total United Kingdom (Cost $43,123)			33,472

UNITED STATES 84.0%

ASSET-BACKED SECURITIES 1.6%

ACE Securities Corp. Home Equity Loan Trust
4.735% due 07/25/2036 •		$2,174	701

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.305% due 07/25/2034 ~		58	58

Amortizing Residential Collateral Trust
5.135% due 10/25/2031 •		1	1

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.868% due 02/25/2034 •		108	111

Bear Stearns Asset-Backed Securities Trust
5.235% due 09/25/2046 ~		298	284

Citigroup Mortgage Loan Trust
4.495% due 07/25/2045 •		513	356
4.505% due 05/25/2037 ~		61	40

Countrywide Asset-Backed Certificates Trust
5.115% due 12/25/2036 •		36	29

Credit Suisse First Boston Mortgage Securities Corp.
5.785% due 05/25/2044 ~		380	390

Credit-Based Asset Servicing & Securitization LLC
4.554% due 07/25/2037 ~		92	61

Fortress Credit Investments Ltd.
6.192% due 02/23/2039 •		644	632

GSAMP Trust
4.695% due 12/25/2046 •		999	502
4.915% due 09/25/2036 •		1,600	552

Home Equity Asset Trust
5.035% due 11/25/2032 •		1	1

Merrill Lynch Mortgage Investors Trust
4.595% due 09/25/2037 •		103	20

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.675% due 02/25/2037 ~		$33	$9

Morgan Stanley ABS Capital, Inc. Trust
4.535% due 07/25/2036 ~		47	17

Morgan Stanley Home Equity Loan Trust
4.785% due 04/25/2037 •		944	489

Morgan Stanley Mortgage Loan Trust
5.155% due 04/25/2037 •		312	83
6.419% due 09/25/2046 þ		1,287	267

Option One Mortgage Loan Trust
4.655% due 04/25/2037 ~		1,022	721
5.305% due 05/25/2035 •		1,743	1,478

People’s Choice Home Loan Securities Trust
5.785% due 01/25/2035 •		182	177

Popular ABS Mortgage Pass-Through Trust
4.745% due 06/25/2047 •		1,342	1,245

Securitized Asset-Backed Receivables LLC Trust
4.535% due 12/25/2036 •		23	11
4.555% due 12/25/2036 •		26	6
4.565% due 05/25/2037 ~		239	182

SMB Private Education Loan Trust
1.290% due 07/15/2053		726	681
5.534% due 07/15/2053 •		223	224
5.799% due 02/16/2055 ~		1,618	1,641

Soundview Home Loan Trust
4.555% due 11/25/2036 ~		26	7

Structured Asset Securities Corp. Mortgage Loan Trust
5.937% due 04/25/2035 •		11	11

Terwin Mortgage Trust
5.375% due 11/25/2033 •		37	33

Washington Mutual Asset-Backed Certificates Trust
4.343% due 10/25/2036 •		35	12

			11,032

CORPORATE BONDS & NOTES 7.6%

Bank of America Corp.
5.511% due 01/24/2036 ~		3,400	3,462

Boeing Co.
6.259% due 05/01/2027		700	720

Bristol-Myers Squibb Co.
5.200% due 02/22/2034		900	916

Charter Communications Operating LLC
3.500% due 03/01/2042		3,200	2,191
3.700% due 04/01/2051		1,200	757
3.850% due 04/01/2061		400	243

Citigroup, Inc.
5.449% due 06/11/2035 •		2,700	2,717

Credit Suisse AG AT1 Claim		700	84

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		400	348

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		300	278
3.375% due 11/13/2025		400	395
4.125% due 08/17/2027		1,300	1,256
4.542% due 08/01/2026		600	592

GA Global Funding Trust
2.250% due 01/06/2027		900	863

Glencore Funding LLC
5.186% due 04/01/2030 (b)		800	805
5.371% due 04/04/2029		1,900	1,932

Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •		1,600	1,556
5.207% due 01/28/2031 ~		1,600	1,622
5.851% due 04/25/2035 •		1,400	1,447
6.484% due 10/24/2029 •		2,100	2,219

JPMorgan Chase & Co.
5.336% due 01/23/2035 •		2,800	2,831
6.087% due 10/23/2029 •		2,600	2,723

Morgan Stanley
3.955% due 03/21/2035 •	EUR	3,100	3,353
4.654% due 10/18/2030 •		$700	695
5.466% due 01/18/2035 •		1,200	1,215
6.407% due 11/01/2029 •		2,100	2,217

164	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		$2,700	$2,565

Organon & Co.
2.875% due 04/30/2028	EUR	500	515

Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	94
4.000% due 12/01/2046		200	148
4.200% due 03/01/2029		1,200	1,161
4.250% due 03/15/2046		100	78
4.550% due 07/01/2030		400	387

PacifiCorp
5.300% due 02/15/2031		1,000	1,021

Philip Morris International, Inc.
3.750% due 01/15/2031	EUR	600	660
5.125% due 02/13/2031		$800	814

PNC Financial Services Group, Inc.
5.575% due 01/29/2036 ~		2,000	2,037

Wells Fargo & Co.
5.198% due 01/23/2030 •		1,900	1,932
5.211% due 12/03/2035 •		1,400	1,391
6.303% due 10/23/2029 •		1,400	1,473

			51,713

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Avolon TLB Borrower 1 U.S. LLC
6.072% due 06/24/2030		1,540	1,541

MUNICIPAL BONDS & NOTES 0.2%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.158% due 06/01/2026		1,300	1,263

Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035		463	470

			1,733

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.5%

Adjustable Rate Mortgage Trust
5.837% due 09/25/2035 ~		31	28

American Home Mortgage Assets Trust
4.815% due 09/25/2046 ~		415	388

Banc of America Funding Trust
4.622% due 10/20/2046 ~		394	332
5.109% due 01/20/2047 ~		43	38
5.500% due 09/25/2035		255	254
5.750% due 11/25/2035		110	106
6.000% due 08/25/2036		43	40
6.629% due 11/20/2034 ~		156	152

Banc of America Mortgage Trust
5.708% due 09/25/2035 ~		43	38
6.326% due 07/25/2035 ~		35	29

BCAP LLC Trust
4.589% due 01/26/2047 •		133	131
5.250% due 02/26/2036 •		507	202

Bear Stearns Adjustable Rate Mortgage Trust
4.000% due 05/25/2034 ~		19	17
4.284% due 11/25/2034 •		378	336
4.526% due 02/25/2036 •		69	63
5.852% due 02/25/2034 •		3	3
6.368% due 10/25/2033 •		14	14
6.715% due 05/25/2033 •		16	16
7.010% due 05/25/2034 ~		67	64

Bear Stearns ALT-A Trust
4.346% due 11/25/2036 •		230	106
4.536% due 08/25/2036 •		795	372
4.676% due 11/25/2036 •		840	435
4.770% due 08/25/2036 •		37	24
4.941% due 11/25/2035 ~		19	15

Bear Stearns Structured Products, Inc. Trust
5.116% due 01/26/2036 ~		33	24

BellaVista Mortgage Trust
4.931% due 05/20/2045 ~		9	6

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BIG Commercial Mortgage Trust
5.661% due 02/15/2039 ~	$3,195	$3,178

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 •	899	810

Chase Mortgage Finance Trust
5.310% due 07/25/2037 •	50	41
6.694% due 02/25/2037 ~	43	43

Citicorp Mortgage Securities Trust
6.000% due 04/25/2037	28	24

Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	5,546	4,563
3.000% due 11/27/2051 •	3,630	3,091
6.080% due 09/25/2035 •	56	56
6.210% due 08/25/2035 •	28	27

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
4.983% due 09/25/2035 •	404	362

Countrywide Alternative Loan Trust
4.556% due 11/25/2035 ~	136	123
4.714% due 09/20/2046 ~	1,048	912
4.755% due 02/25/2047 •	149	146
4.775% due 05/25/2047 ~	142	127
4.785% due 05/25/2037 ~	328	102
4.835% due 06/25/2036 •	189	79
4.835% due 06/25/2037 •	449	412
4.854% due 03/20/2046 ~	26	23
4.855% due 05/25/2035 ~	380	362
4.855% due 07/25/2046 ~	404	365
4.955% due 07/25/2046 ~	680	483
4.995% due 12/25/2035 •	20	18
5.250% due 06/25/2035	71	53
6.035% due 08/25/2035 •	104	99
6.135% due 11/25/2035 ~	191	167
6.250% due 08/25/2037	299	141
6.500% due 08/25/2032	9	9

Countrywide Home Loan Mortgage Pass-Through Trust
4.933% due 09/25/2047 •	191	176
5.015% due 04/25/2035 ~	8	8
5.075% due 03/25/2035 ~	369	342
5.095% due 02/25/2035 ~	69	65
5.115% due 02/25/2035 •	27	25
5.115% due 03/25/2036 ~	5	1
5.160% due 11/25/2034 •	11	10
6.662% due 02/20/2036 •	69	60

Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 12/25/2035	112	85

Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 •	576	474
6.500% due 07/26/2036	585	131

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.535% due 10/25/2036 •	22	19
5.500% due 12/25/2035	191	161
6.800% due 07/25/2036 þ	154	133

Extended Stay America Trust
5.513% due 07/15/2038 ~	3,205	3,204

First Horizon Alternative Mortgage Securities Trust
4.705% due 08/25/2035 ~	193	160

GreenPoint Mortgage Funding Trust
4.795% due 01/25/2037 •	375	341
4.835% due 12/25/2046 ~	502	486
4.855% due 04/25/2036 •	159	143
4.875% due 06/25/2045 ~	56	51
4.975% due 11/25/2045 ~	20	18

GreenPoint Mortgage Funding Trust Pass-Through Certificates
7.394% due 10/25/2033 •	9	8

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 •	695	570
2.500% due 04/25/2052 •	839	688

GSR Mortgage Loan Trust
4.286% due 05/25/2035 •	58	44
4.955% due 08/25/2046 •	461	103
5.328% due 09/25/2035 ~	33	31
5.880% due 03/25/2033 •	9	9

HarborView Mortgage Loan Trust
4.811% due 09/19/2037 ~	345	298

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.911% due 03/19/2036 •	$51	$47
4.991% due 02/19/2036 ~	206	93
5.043% due 07/19/2035 •	32	24
5.051% due 11/19/2035 ~	149	98
5.131% due 01/19/2035 ~	13	12

Impac CMB Trust
5.095% due 03/25/2035 ~	8	7
5.215% due 10/25/2034 •	27	27

IndyMac INDA Mortgage Loan Trust
3.290% due 11/25/2035 ~	143	109

IndyMac INDX Mortgage Loan Trust
3.834% due 08/25/2035 ~	93	68
4.720% due 12/25/2034 ~	33	31
4.855% due 05/25/2046 •	500	453
4.915% due 06/25/2037 •	183	170
4.935% due 02/25/2037 •	649	429
5.015% due 11/25/2036 ~	150	141

JP Morgan Alternative Loan Trust
4.915% due 10/25/2036 •	1,042	944
5.500% due 11/25/2036 ~	8	3
5.716% due 12/25/2035 ~	959	679

JP Morgan Mortgage Trust
3.000% due 01/25/2052 •	5,880	5,042
3.000% due 03/25/2052 ~	5,291	4,518
3.000% due 04/25/2052 •	4,953	4,247
3.000% due 05/25/2052 •	7,628	6,541
4.262% due 07/27/2037 ~	277	256
4.735% due 10/25/2035 ~	1,004	715
5.285% due 08/25/2035 ~	46	46
5.373% due 02/25/2036 ~	168	120
5.590% due 07/25/2035 ~	41	39
5.676% due 11/25/2033 ~	17	16
5.992% due 10/25/2035 •	39	38

Lehman XS Trust
5.075% due 11/25/2046 ~	765	587

MASTR Adjustable Rate Mortgages Trust
4.645% due 04/25/2046 •	80	72
5.115% due 05/25/2047 •	1,500	1,244

MASTR Alternative Loan Trust
4.835% due 03/25/2036 •	414	40

Merrill Lynch Mortgage Investors Trust
5.050% due 06/25/2035 •	53	51
5.266% due 06/25/2037 •	58	56
6.293% due 02/25/2033 ~	18	17

Merrill Lynch Mortgage-Backed Securities Trust
4.369% due 04/25/2037 •	12	10

MF1 Ltd.
5.389% due 12/15/2034 ~	3,100	3,083

MFA Trust
1.381% due 04/25/2065 •	555	534
1.947% due 04/25/2065 •	212	204
6.105% due 12/25/2068 þ	653	657

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 •	1,348	1,293
2.750% due 11/25/2059 •	1,186	1,133

Nomura Asset Acceptance Corp. Alternative Loan Trust
0.000% due 02/25/2036 •	5	0
4.416% due 10/25/2035 ~	91	81
6.320% due 03/25/2047 þ	168	157
6.638% due 03/25/2047 þ	144	134

OBX Trust
3.000% due 01/25/2052 •	3,445	2,938
7.159% due 10/25/2063 þ	1,515	1,545

One New York Plaza Trust
5.384% due 01/15/2036 •	3,700	3,549

Residential Accredit Loans, Inc. Trust
4.353% due 08/25/2035 ~	92	35
4.585% due 02/25/2047 ~	765	234
4.855% due 04/25/2046 •	58	15
5.544% due 10/25/2037 •	351	283
6.000% due 06/25/2036	310	251
6.000% due 06/25/2037	185	148

Residential Asset Securitization Trust
6.500% due 08/25/2036	657	190

Residential Funding Mortgage Securities, Inc. Trust
5.874% due 09/25/2035 ~	129	83

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	165

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sequoia Mortgage Trust
5.134% due 07/20/2033 •	$36	$36
7.415% due 04/20/2035 ~	13	13

Structured Adjustable Rate Mortgage Loan Trust
4.719% due 04/25/2035 ~	350	320
4.875% due 05/25/2037 ~	22	20
6.035% due 01/25/2035 ~	12	11
6.190% due 10/25/2037 •	137	124
6.415% due 04/25/2034 •	4	4
6.527% due 02/25/2034 •	21	20

Structured Asset Mortgage Investments Trust
4.815% due 07/25/2046 •	385	276
4.855% due 04/25/2036 ~	52	47
4.875% due 09/25/2047 •	43	39
4.895% due 05/25/2045 ~	107	102
4.931% due 07/19/2035 •	18	18
5.011% due 07/19/2034 •	1	1
5.055% due 12/25/2035 ~	8	7
6.135% due 08/25/2047 ~	645	541

Structured Asset Securities Corp. Mortgage Loan Trust
4.725% due 10/25/2036 •	754	627

TBW Mortgage-Backed Trust
6.470% due 09/25/2036 þ	189	4

Thornburg Mortgage Securities Trust
5.989% due 06/25/2047 ~	163	158
5.989% due 06/25/2047 •	216	191

Towd Point Mortgage Trust
1.636% due 04/25/2060 •	1,310	1,185
2.710% due 01/25/2060 ~	946	904
2.900% due 10/25/2059 ~	4,221	4,029
5.435% due 05/25/2058 ~	478	490

UWM Mortgage Trust
3.000% due 01/25/2052 ~	569	485

Verus Securitization Trust
6.259% due 12/25/2068 þ	631	636
6.876% due 11/25/2068 •	1,070	1,086

WaMu Mortgage Pass-Through Certificates Trust
3.727% due 04/25/2037 •	424	386
3.981% due 03/25/2036 •	471	409
4.091% due 02/25/2037 •	114	97
4.092% due 12/25/2046 •	240	215
4.174% due 12/25/2046 •	119	103
4.356% due 12/25/2036 •	14	13
4.361% due 05/25/2046 •	344	321
4.541% due 02/25/2037 •	166	147
4.995% due 11/25/2045 •	101	96
5.015% due 07/25/2045 •	185	182
5.015% due 10/25/2045 •	28	28
5.055% due 01/25/2045 ~	24	24
5.075% due 01/25/2045 ~	25	25
5.080% due 03/25/2035 ~	85	86
5.131% due 12/25/2035 ~	117	108
5.175% due 11/25/2034 ~	205	196
5.415% due 11/25/2034 •	139	132
6.008% due 08/25/2034 •	86	84
6.035% due 06/25/2042 •	11	11
6.035% due 08/25/2042 •	14	13
6.135% due 11/25/2046 ~	75	66
6.188% due 06/25/2033 •	11	11
6.211% due 03/25/2034 •	67	67

Washington Mutual Mortgage Pass-Through Certificates Trust
5.575% due 07/25/2046 •	259	161
5.605% due 05/25/2046 •	650	566
6.000% due 10/25/2035	246	192

Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	45	39

		85,582

U.S. GOVERNMENT AGENCIES 53.3%

Fannie Mae
3.000% due 03/01/2060	932	805
3.500% due 01/01/2059	2,003	1,795
4.378% due 03/01/2033 •	11	11
4.526% due 07/25/2037 •	69	68
4.586% due 03/25/2034 •	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.854% due 06/25/2029 - 06/25/2036 •	$22	$21
4.955% due 12/01/2036 •	2	2
5.244% due 03/25/2055 •	3,166	3,166
5.500% due 03/25/2055 •	1,977	1,988
5.885% due 06/01/2043 •	14	14
5.886% due 10/01/2044 •	15	15
6.000% due 04/25/2043 - 07/25/2044	199	204
6.010% due 12/01/2034 •	4	4
6.500% due 06/25/2044	2	2
7.041% due 11/01/2034 •	98	102
7.123% due 06/01/2035 •	1	2
7.310% due 09/01/2035 •	8	8

Freddie Mac
2.150% due 01/15/2038 •(a)	298	15
4.695% due 08/25/2031 •	4	5
4.793% due 01/15/2038 •	298	294
4.913% due 12/15/2031 •	6	6
5.063% due 12/15/2037 •	75	75
5.280% due 11/25/2054 •	2,281	2,284
5.740% due 03/25/2055 •	4,008	4,036
5.835% due 10/25/2044 •	160	146
6.676% due 11/01/2035 •	15	15
6.982% due 08/01/2035 •	2	2
7.356% due 09/01/2035 •	2	2

Ginnie Mae
3.000% due 07/20/2046 - 12/20/2052	4,044	3,589
3.500% due 10/20/2054 - 03/20/2055	23,499	21,552
4.750% due 10/20/2029 •	2	2
5.344% due 12/20/2073 •	1,170	1,173
6.000% due 08/20/2034	920	934

Ginnie Mae, TBA
2.500% due 04/01/2055	3,500	2,986
3.000% due 04/01/2055	18,385	16,287
3.500% due 04/01/2055	3,500	3,203
6.500% due 04/01/2055	4,000	4,095

Uniform Mortgage-Backed Security
2.500% due 02/01/2051 - 01/01/2052	4,409	3,683
3.000% due 10/01/2049 - 06/01/2051	2,220	1,929
3.500% due 10/01/2034 - 07/01/2050	1,668	1,542
4.000% due 01/01/2048 - 06/01/2050	787	740
5.500% due 06/01/2053 - 09/01/2053	10,594	10,596
6.000% due 06/01/2053 - 09/01/2054	18,518	18,880
6.500% due 12/01/2053	2,895	2,989

Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055	7,400	6,413
5.000% due 05/01/2055	87,600	85,787
5.500% due 04/01/2055	9,900	9,888
6.000% due 06/01/2055	31,494	31,928
6.500% due 06/01/2055	117,300	120,758

		364,042

U.S. TREASURY OBLIGATIONS 8.6%

U.S. Treasury Bonds
1.875% due 02/15/2041 (h)	100	70
2.250% due 08/15/2049	2,100	1,355
2.375% due 11/15/2049 (h)	175	116
3.000% due 02/15/2048 (l)	1,600	1,220
3.000% due 08/15/2048 (l)	175	133
3.000% due 02/15/2049 (h)	250	189
3.375% due 11/15/2048	3,900	3,167
4.125% due 08/15/2044 (h)	3,375	3,163
4.500% due 11/15/2054 (h)	14,800	14,587
4.625% due 02/15/2055 (h)	8,700	8,760

U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2031 (j)	3,200	2,939
0.125% due 01/15/2032 (j)	802	726
0.375% due 07/15/2025 (j)	536	537

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.500% due 01/15/2028 (h)(j)		$9,528	$9,361
0.625% due 07/15/2032		547	510
1.125% due 01/15/2033 (h)(j)		4,265	4,088
2.500% due 01/15/2029 (j)		2,959	3,093
3.875% due 04/15/2029 (j)		2,318	2,548

U.S. Treasury Notes
2.875% due 04/30/2025 (j)		119	119
3.500% due 02/15/2033 (j)(l)		1,400	1,341
4.375% due 05/15/2034 (h)		600	608

			58,630

Total United States (Cost $586,888)			574,273

SHORT-TERM INSTRUMENTS 0.3%

COMMERCIAL PAPER 0.2%

Canadian Natural Resources Ltd.
4.900% due 04/16/2025		$350	350

Eversource Energy
4.750% due 04/24/2025		250	249

HA Sustainable Infrastructure Capital, Inc.
5.150% due 04/24/2025		1,150	1,146

			1,745

		SHARES
MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (g)		376,479	376

		PRINCIPAL AMOUNT (000S)
NIGERIA TREASURY BILLS 0.0%
23.286% due 11/04/2025 (d)(e)	NGN	150,000	86

U.S. TREASURY BILLS 0.0%
4.299% due 05/22/2025 - 05/29/2025 (c)(d)		$274	272

Total Short-Term Instruments (Cost $2,478)			2,479

Total Investments in Securities (Cost $1,036,630)			987,235

		SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III		9,924	97

Total Short-Term Instruments (Cost $97)			97

Total Investments in Affiliates (Cost $97)			97

Total Investments 144.6% (Cost $1,036,727)			$987,332

Financial Derivative Instruments (i)(k) 1.0% (Cost or Premiums, net $920)			6,969

Other Assets and Liabilities, net (45.6)%			(311,344)

Net Assets 100.0%			$682,957

166	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
CIB	4.430%	02/21/2025	04/04/2025	$(4,128)	$(4,148)
DEU	4.430	03/20/2025	04/03/2025	(6,633)	(6,643)
JPS	4.430	02/20/2025	04/03/2025	(2,232)	(2,243)
	4.430	03/13/2025	04/10/2025	(652)	(653)
	4.430	03/20/2025	04/03/2025	(2,521)	(2,525)
	4.440	03/21/2025	04/04/2025	(1,211)	(1,212)
	4.490	03/31/2025	04/03/2025	(7,026)	(7,027)
	4.540	03/31/2025	04/01/2025	(6,075)	(6,075)

Total Reverse Repurchase Agreements					$(30,526)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
UBS	4.430%	02/26/2025	05/08/2025	$(377)	$(379)

Total Sale-Buyback Transactions					$(379)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (17.6)%
U.S. Government Agencies (17.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	04/01/2040	$21,000	$(18,899)	$(18,983)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2055	70,050	(55,870)	(55,685)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2055	8,400	(7,000)	(6,985)
Uniform Mortgage-Backed Security, TBA	3.500	05/01/2055	6,100	(5,475)	(5,498)
Uniform Mortgage-Backed Security, TBA	4.000	05/01/2055	20	(19)	(18)
Uniform Mortgage-Backed Security, TBA	4.500	06/01/2055	1,040	(993)	(994)
Uniform Mortgage-Backed Security, TBA	5.000	04/01/2055	7,900	(7,729)	(7,744)
Uniform Mortgage-Backed Security, TBA	5.500	05/01/2055	20,480	(20,435)	(20,437)
Uniform Mortgage-Backed Security, TBA	6.500	04/01/2055	4,000	(4,118)	(4,125)

Total Short Sales (17.6)%				$(120,538)	$(120,469)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	167

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
CIB	$0	$(4,148)	$0	$(4,148)	$4,226	$78
DEU	0	(6,643)	0	(6,643)	6,505	(138)
JPS	0	(19,735)	0	(19,735)	19,563	(172)

Master Securities Forward Transaction Agreement
UBS	0	0	(379)	(379)	375	(4)

Total Borrowings and Other Financing Transactions	$0	$(30,526)	$(379)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(6,075)	$(24,451)	$0	$0	$(30,526)

Total	$(6,075)	$(24,451)	$0	$0	$(30,526)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	0	(379)	0	(379)

Total	$0	$0	$(379)	$0	$(379)

Total Borrowings	$(6,075)	$(24,451)	$(379)	$0	$(30,905)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(30,905)

(h)	Securities with an aggregate market value of $30,669 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(23,038) at a weighted average interest rate of 4.839%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(2) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	33	$33	$(8)	$(2)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	33	33	(12)	(18)

Total Written Options					$(20)	$(20)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 3-Year Bond June Futures	06/2025	65	$	4,326	$8	$13	$0
Canada Government 5-Year Bond June Futures	06/2025	61		4,914	45	5	0
Canada Government 10-Year Bond June Futures	06/2025	207		17,858	113	17	0
Euro-BTP June Futures	06/2025	426		54,134	(1,211)	143	(65)
Euro-Buxl 30-Year Bond June Futures	06/2025	16		2,063	(134)	22	0
Euro-Oat June Futures	06/2025	100		13,266	(270)	43	(18)

168	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Schatz June Futures	06/2025	636	$	73,554	$8	$55	$(17)
Long Gilt June Futures	06/2025	84		9,949	(56)	108	0
U.S. Treasury 5-Year Note June Futures	06/2025	481		52,023	446	0	(15)
U.S. Treasury 10-Year Note June Futures	06/2025	76		8,453	30	1	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	298		34,009	276	28	0

					$(745)	$435	$(115)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond June Futures	06/2025	479	$	(33,719)	$(28)	$0	$(321)
Euro-BOBL June Futures	06/2025	275		(35,026)	279	9	(83)
Euro-Bund June Futures	06/2025	292		(40,677)	746	3	(155)
Japan Government 10-Year Bond June Futures	06/2025	52		(47,982)	(151)	0	(350)
Short Euro-BTP Italy Government Bond June Futures	06/2025	202		(23,478)	(28)	10	(17)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	24		(2,934)	(18)	0	(11)

					$800	$22	$(937)

Total Futures Contracts					$55	$457	$(1,052)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.328%	EUR	3,100	$18	$(1)	$17	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-43 10-Year Index	(1.000)%	Quarterly	12/20/2034		$14,400	$(75)	$35	$(40)	$0	$0
CDX.IG-44 10-Year Index	(1.000)	Quarterly	06/20/2035		74,100	(150)	137	(13)	0	(12)
CDX.iTraxx Main 43 05-Year Index	(1.000)	Quarterly	06/20/2030	EUR	16,420	(359)	40	(319)	27	0
CDX.iTraxx Main 43 05-Year Index	(1.000)	Quarterly	06/20/2035		11,300	(26)	51	25	33	0

						$(610)	$263	$(347)	$60	$(12)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$58,700	$1,309	$(179)	$1,130	$0	$(2)
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	21,000	386	0	386	3	0

					$1,695	$(179)	$1,516	$3	$(2)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	23,700	$(121)	$(445)	$(566)	$31	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		34,900	108	(39)	69	68	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030		50,800	(1,397)	(108)	(1,505)	222	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		2,100	(131)	(16)	(147)	19	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		1,800	216	46	262	0	(29)
Receive	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	09/17/2030	INR	113,280	(3)	(3)	(6)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2027	JPY	4,080,000	6	(48)	(42)	27	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2030		420,000	(21)	(17)	(38)	10	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		1,260,000	(374)	(180)	(554)	36	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		409,300	(122)	(69)	(191)	13	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	169

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000%	Annual	03/19/2032	JPY	2,160,000	$(53)	$(73)	$(126)	$75	$0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		3,557,300	(64)	(421)	(485)	167	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		1,620,000	(173)	(127)	(300)	79	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		1,050,000	716	358	1,074	0	(57)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		1,170,000	(552)	(386)	(938)	73	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	03/19/2055		29,700	21	0	21	0	(3)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	03/19/2027	SGD	5,600	8	(32)	(24)	0	(7)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029		20,280	(6)	(313)	(319)	0	(50)
Pay	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	03/19/2030	THB	142,020	(15)	107	92	18	0
Receive	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	09/18/2034		84,010	(1)	(197)	(198)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$9,280	75	21	96	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	07/17/2025		19,200	38	(49)	(11)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		121,439	(492)	428	(64)	6	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		8,000	0	(17)	(17)	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.940	Annual	08/22/2026		10,200	0	(27)	(27)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		40,500	871	(133)	738	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		7,000	(1)	(15)	(16)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		36,740	721	(196)	525	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		1,500	(7)	24	17	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		2,100	(11)	33	22	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		800	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		7,000	0	(50)	(50)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		5,600	0	(42)	(42)	0	(3)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.593	Annual	08/31/2029		3,800	0	2	2	0	(3)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.661	Annual	08/31/2029		5,800	0	(12)	(12)	0	(5)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.662	Annual	08/31/2029		5,400	0	(11)	(11)	0	(4)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.734	Annual	08/31/2029		8,500	0	(42)	(42)	0	(7)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	08/31/2029		52,600	(711)	(245)	(956)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		53,010	2,451	(809)	1,642	5	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.865	Annual	05/15/2030		1,000	0	(11)	(11)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.840	Annual	06/30/2031		4,300	0	(31)	(31)	0	(7)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031		6,700	(144)	(25)	(169)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.335	Annual	05/15/2032		4,900	76	105	181	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		5,300	(105)	115	10	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034		1,700	0	(9)	(9)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.847	Annual	05/15/2034		1,000	0	(6)	(6)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034		1,800	0	(13)	(13)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		32,560	948	(591)	357	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		3,800	(13)	(1)	(14)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		1,400	(5)	33	28	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		600	(2)	14	12	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		1,000	(4)	29	25	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		2,200	(8)	57	49	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		2,050	(8)	46	38	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		350	(1)	7	6	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.667	Annual	11/15/2034		1,000	0	6	6	0	(3)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.815	Annual	11/15/2034		2,200	0	(13)	(13)	0	(7)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.843	Annual	11/15/2034		3,700	0	(30)	(30)	0	(11)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.844	Annual	11/15/2034		5,500	0	(45)	(45)	0	(17)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.150	Annual	11/15/2034		29,400	(845)	(37)	(882)	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		27,760	1,866	(605)	1,261	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		900	(3)	(13)	(16)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		1,800	(5)	(20)	(25)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		900	(3)	(6)	(9)	0	(3)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		800	41	(8)	33	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		3,600	1,128	224	1,352	0	(20)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.781	Annual	11/15/2053		600	0	3	3	0	(4)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.782	Annual	11/15/2053		1,200	0	6	6	0	(9)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.791	Annual	11/15/2053		1,300	0	4	4	0	(10)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.887	Annual	11/15/2053		1,200	0	(16)	(16)	0	(9)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.914	Annual	11/15/2053		1,400	0	(25)	(25)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		8,600	1,139	(231)	908	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		2,900	(284)	189	(95)	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.931	Annual	11/15/2054		1,600	0	(36)	(36)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054		700	0	(19)	(19)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.959	Annual	11/15/2054		1,500	0	(41)	(41)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.964	Annual	11/15/2054		800	0	(23)	(23)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054		5,000	0	(147)	(147)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	4.115	Annual	11/15/2054		3,090	0	(170)	(170)	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054		810	0	(47)	(47)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		2,300	0	14	14	0	(18)

170	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.772%	Annual	02/15/2055		$300	$0	$1	$1	$0	$(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		1,800	0	(1)	(1)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		1,000	0	(1)	(1)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		100	0	(1)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.866	Annual	02/15/2055		1,200	0	(15)	(15)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		1,400	0	7	7	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		3,210	399	(87)	312	0	(23)
Pay	3-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	74,900	54	(467)	(413)	192	0
Pay	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		4,900	(2)	(9)	(11)	25	0
Pay(6)	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		1,800	10	8	18	10	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	3,800	(111)	125	14	2	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		5,100	(152)	170	18	3	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		3,400	(102)	101	(1)	3	0
Pay(6)	3-Month CNY-CNREPOFIX	1.500	Quarterly	06/18/2030	CNY	679,500	(247)	(41)	(288)	0	(13)
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029	EUR	4,700	(7)	163	156	8	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		700	(1)	26	25	1	0
Pay	3-Month KRW-KORIBOR	2.750	Quarterly	03/19/2027	KRW	6,649,440	17	(2)	15	4	0
Receive	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2030		13,996,440	28	(5)	23	0	(35)
Pay	3-Month KRW-KORIBOR	2.750	Quarterly	03/19/2035		15,384,550	41	71	112	73	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	5,000	39	125	164	10	0
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	32,500	(1)	(27)	(28)	5	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	8,900	(397)	173	(224)	10	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		5,200	(89)	39	(50)	22	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		13,700	62	85	147	71	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	33,000	(113)	26	(87)	3	0
Pay(6)	6-Month EUR-EURIBOR	2.000	Annual	09/17/2027	EUR	7,500	(57)	32	(25)	6	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		2,550	97	6	103	3	0
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		1,550	0	(27)	(27)	3	0
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		6,900	0	(77)	(77)	11	0
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		11,400	(2)	(95)	(97)	19	0
Pay	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		12,000	11	(49)	(38)	24	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		108,290	(1,289)	358	(931)	239	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		18,240	(324)	116	(208)	0	(44)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		58,990	(2,551)	188	(2,363)	243	(1)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		9,740	(532)	116	(416)	46	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		980	(65)	0	(65)	6	0
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		650	303	32	335	0	(3)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		900	481	20	501	0	(4)
Receive(6)	6-Month EUR-EURIBOR	2.213	Annual	03/12/2055		9,400	0	168	168	0	(21)
Receive(6)	6-Month EUR-EURIBOR	2.270	Annual	03/12/2055		4,800	1	60	61	0	(11)
Receive(6)	6-Month EUR-EURIBOR	2.282	Annual	03/12/2055		1,500	0	17	17	0	(3)
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		14,800	1,194	12	1,206	0	(118)
Pay(6)	CAONREPO	3.500	Annual	06/19/2026	CAD	10,600	(5)	90	85	3	0
Pay(6)	CAONREPO	3.898	Annual	06/19/2026		24,700	(1)	265	264	7	0
Pay(6)	CAONREPO	3.925	Annual	06/19/2026		19,700	(2)	216	214	6	0
Pay	CAONREPO	1.900	Semi-Annual	12/18/2029		9,600	(608)	440	(168)	10	0
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030		6,400	(551)	332	(219)	8	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		4,400	68	(212)	(144)	0	(9)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		800	3	(19)	(16)	0	(2)
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		5,500	(5)	(154)	(159)	0	(11)
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		12,400	97	(537)	(440)	0	(26)
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		3,800	(4)	(151)	(155)	0	(8)
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		2,200	0	(29)	(29)	0	(5)
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		3,500	43	(205)	(162)	0	(8)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		2,220	(75)	(61)	(136)	0	(5)
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034		700	0	(3)	(3)	0	(2)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		1,800	0	(33)	(33)	0	(4)
Receive	CAONREPO	3.250	Semi-Annual	12/18/2034		100	(2)	(1)	(3)	0	0
Pay	CAONREPO	2.750	Semi-Annual	12/18/2048		2,400	(225)	162	(63)	12	0
Pay	CAONREPO	2.565	Semi-Annual	03/07/2049		2,600	(299)	175	(124)	13	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2053		1,000	16	29	45	7	0

							$(111)	$(2,821)	$(2,932)	$1,967	$(1,006)

Total Swap Agreements							$992	$(2,738)	$(1,746)	$2,030	$(1,020)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	171

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$457	$2,030	$2,487	$(20)	$(1,052)	$(1,029)	$(2,101)

(j)

Securities with an aggregate market value of $17,905 and cash of $7,422 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(9) for closed swap agreements is outstanding at period end.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	553,670		$3,670	$0	$(21)
	04/2025		$4,478	AUD	7,078	0	(55)
	04/2025		2,197	JPY	328,331	0	(8)
	04/2025		1,368	SGD	1,828	0	(7)
	05/2025	AUD	7,078		$4,479	55	0
	05/2025	CNH	138,746		19,160	20	(8)
	05/2025	SGD	1,826		1,368	6	0
	05/2025		$4,893	CNH	35,833	52	0
	05/2025		3,670	JPY	551,812	21	0
	06/2025		3,562	CNH	25,948	29	(1)
	07/2025		9,584		69,047	4	(17)
	08/2025		9,577		69,058	16	0

BOA	04/2025	DKK	21,000		$3,096	53	0
	04/2025	KRW	150,379		103	0	0
	04/2025		$127	CZK	3,105	8	0
	04/2025		2,481	EUR	2,297	3	0
	04/2025		462	MYR	2,046	0	0
	04/2025		100	NOK	1,113	6	0
	05/2025	IDR	1,513,067		$91	0	0
	05/2025		$4,787	CNH	35,037	49	0
	05/2025		98	INR	8,435	0	0
	06/2025	CNH	28,925		$3,999	0	(3)
	06/2025	KRW	605,150		412	0	0
	06/2025		$9,971	CNH	72,772	99	(2)
	06/2025		103	KRW	149,813	0	(1)
	08/2025	CNH	1,452		$203	1	0

172	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2025	TWD	166		$5	$0	$0

BPS	04/2025	BRL	18,964		3,389	70	(4)
	04/2025	GBP	1,171		1,507	0	(6)
	04/2025	IDR	38,301,227		2,311	11	0
	04/2025	ILS	639		173	1	0
	04/2025	JPY	197,599		1,315	0	(3)
	04/2025	NOK	6,209		591	1	0
	04/2025	TWD	101,866		3,104	37	0
	04/2025		$3,300	BRL	18,964	23	0
	04/2025		281	CNY	2,010	0	(1)
	04/2025		1,773	CZK	43,134	96	0
	04/2025		183,831	EUR	175,001	5,397	0
	04/2025		679	GBP	537	15	0
	04/2025		4,009	IDR	65,705,061	0	(65)
	04/2025		920	INR	79,876	13	0
	04/2025		22,462	JPY	3,348,788	0	(135)
	04/2025		808	KRW	1,173,252	0	(11)
	04/2025		874	SGD	1,171	0	(2)
	04/2025		2,011	TWD	65,873	0	(27)
	04/2025	ZAR	7,098		$388	1	0
	05/2025	EUR	11,632		12,546	0	(52)
	05/2025	IDR	4,768,071		287	1	0
	05/2025	SGD	1,169		874	2	0
	05/2025		$17,764	CNH	129,075	54	(5)
	05/2025		2,048	IDR	33,994,523	0	(11)
	05/2025		884	INR	75,799	1	0
	05/2025		1,315	JPY	196,937	3	0
	05/2025		591	NOK	6,209	0	(1)
	05/2025		343	THB	11,610	0	0
	06/2025	KRW	228,592		$160	5	0
	06/2025		$14,653	CNH	106,846	129	0
	06/2025		2,193	PLN	8,543	21	(15)
	07/2025	TWD	28,657		$882	14	0
	08/2025		23,828		731	7	0
	08/2025		$555	CNH	3,985	0	(1)
	10/2025	BRL	13,100		$2,166	0	(32)
	05/2029	KWD	511		1,756	31	0
	07/2029		65		222	4	0

BRC	04/2025	INR	2,411		28	0	(1)
	04/2025	JPY	409,000		2,777	47	0
	04/2025	MYR	34,479		7,811	26	0
	04/2025	PEN	2,959		792	0	(13)
	04/2025		$2,162	EUR	2,047	55	(3)
	04/2025		6,576	GBP	5,200	141	0
	04/2025		398	IDR	6,521,680	0	(7)
	04/2025		28	INR	2,408	0	0
	04/2025		4,526	JPY	660,000	0	(117)
	04/2025		922	NOK	10,275	55	0
	04/2025		303	TRY	11,681	0	0
	05/2025	INR	2,415		$28	0	0
	05/2025	JPY	310,000		2,120	42	0
	05/2025		$831	EUR	766	0	(1)
	05/2025		2,133	JPY	310,000	0	(55)
	05/2025		1,299	RON	6,291	66	0
	05/2025		2,311	TRY	90,641	0	(58)
	06/2025	CNH	2,829		$388	0	(4)
	06/2025		$1,242	JPY	180,000	0	(32)
	06/2025		3	PLN	12	0	0
	06/2025		2,869	TRY	113,632	0	(131)
	08/2025	CNH	4,363		$607	1	0
	08/2025		$2,203	CNH	15,814	0	(6)

BSH	04/2025	AUD	5,083		$3,221	44	0
	04/2025	JPY	5,280,085		35,158	0	(45)
	04/2025	PEN	7,863		2,072	0	(68)
	05/2025		858		227	0	(7)
	05/2025		$35,158	JPY	5,262,302	44	0
	06/2025		736	PEN	2,715	2	0
	06/2025		365	PLN	1,404	0	(3)

CBK	04/2025	CHF	175		$199	1	0
	04/2025	CNY	13,424		1,870	9	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	173

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	EUR	11,632		$12,549	$0	$(29)
	04/2025	IDR	43,152,510		2,602	10	0
	04/2025	ILS	575		158	3	0
	04/2025	INR	82,721		952	0	(15)
	04/2025	PEN	2,775		746	0	(9)
	04/2025	SEK	44,269		4,414	10	0
	04/2025	TWD	127,041		3,877	52	0
	04/2025		$2,030	CAD	2,892	0	(21)
	04/2025		5,387	CNY	38,609	0	(24)
	04/2025		283	DKK	2,014	8	0
	04/2025		1,033	EUR	954	0	(2)
	04/2025		1,896	GBP	1,462	0	(7)
	04/2025		3,095	IDR	50,772,939	0	(47)
	04/2025		301	INR	25,833	0	0
	04/2025		44	KRW	64,363	0	0
	04/2025		1,576	PEN	5,724	0	(19)
	04/2025		3,970	TWD	130,120	0	(52)
	05/2025	CAD	2,888		$2,030	21	0
	05/2025	IDR	5,008,890		302	1	0
	05/2025	PEN	760		201	0	(6)
	05/2025		$2,006	CNY	14,402	0	0
	05/2025		443	EUR	408	0	(1)
	05/2025		2,041	IDR	33,910,038	0	(9)
	05/2025		4,378	SEK	43,824	0	(10)
	05/2025		3	THB	93	0	0
	06/2025	CNH	7,352		$1,014	0	(3)
	06/2025	KRW	6,021,372		4,202	102	0
	06/2025		$715	CLP	678,296	0	(1)
	06/2025		241	CNH	1,738	0	0
	06/2025		1,586	COP	6,606,765	0	(23)
	06/2025		1,545	KRW	2,256,821	0	(8)
	06/2025		30	NGN	49,200	1	0
	06/2025		85	PEN	311	0	0
	07/2025	PEN	2,965		$816	12	0
	07/2025	TWD	50,427		1,550	22	0
	08/2025	PEN	551		146	0	(3)
	08/2025	TWD	55,342		1,698	17	0
	08/2025		$110	EGP	6,055	2	0
	09/2025	PEN	2,774		$759	8	0
	01/2026	JPY	110,000		810	56	0

CIB	08/2025		$2,521	CNH	18,083	0	(9)

DUB	04/2025	DKK	2,161		$312	0	(1)
	04/2025	ILS	580		160	3	0
	04/2025	JPY	463,300		3,162	68	0
	04/2025	NZD	2,630		1,511	18	0
	04/2025	SGD	332		248	1	0
	04/2025		$8,199	EUR	7,801	239	(3)
	04/2025		1,365	IDR	22,667,554	0	(5)
	04/2025		147	INR	12,631	1	0
	04/2025		1,502	NZD	2,630	0	(9)
	04/2025		2,169	PEN	7,891	0	(22)
	04/2025		699	SGD	936	0	(2)
	05/2025	IDR	654,408		$39	0	0
	05/2025	SGD	934		699	2	0
	05/2025		$312	DKK	2,157	1	0
	05/2025		1,512	NZD	2,630	0	(18)
	06/2025	CNH	3,425		$476	2	0
	06/2025	KRW	4,412,081		3,078	74	0
	06/2025		$70	EGP	3,706	1	0
	06/2025		11	NGN	17,114	0	0
	08/2025	CNH	2,958		$413	2	0
	08/2025		$170	EGP	9,367	4	0
	09/2025	PEN	7,916		$2,169	23	0
	09/2025		$616	KZT	319,064	0	(13)
	12/2025		337		179,130	0	(7)

FAR	04/2025	BRL	9,760		$1,700	0	(10)
	04/2025	ILS	848		234	5	0
	04/2025	JPY	3,777,591		25,092	0	(94)
	04/2025	NOK	5,310		505	1	0
	04/2025		$1,700	BRL	9,760	11	0

174	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$1,635	CHF	1,458	$12	$0
	04/2025		929	CNY	6,655	0	(2)
	04/2025		451	DKK	3,199	13	0
	04/2025		1,114	HUF	411,080	0	(12)
	04/2025		16,790	JPY	2,505,249	0	(87)
	04/2025		11	NOK	130	1	0
	04/2025		33	TWD	1,073	0	0
	05/2025	CNH	35,258		$4,888	22	0
	05/2025		$25,092	JPY	3,764,864	93	0
	05/2025		505	NOK	5,310	0	(1)
	06/2025		1,700	BRL	9,884	10	0
	06/2025		1,206	PLN	4,671	0	(3)
	07/2025		4,887	CNH	35,124	0	(19)

GLM	04/2025	BRL	91,010		$16,060	172	(61)
	04/2025	CAD	745		519	1	0
	04/2025	IDR	16,424,138		989	4	0
	04/2025	KRW	228,943		156	1	0
	04/2025	PEN	10,850		2,881	0	(72)
	04/2025		$15,741	BRL	91,010	208	0
	04/2025		70	EGP	3,605	1	0
	04/2025		1,299	IDR	21,411,347	0	(14)
	04/2025		60	KRW	87,697	0	0
	04/2025		495	TRY	19,560	6	0
	05/2025	IDR	2,406,760		$144	0	0
	05/2025		$5,138	CNH	37,557	50	(4)
	05/2025		112	EGP	5,914	2	0
	05/2025		989	IDR	16,438,975	0	(4)
	05/2025		2	NGN	3,899	0	0
	06/2025	JPY	180,000		$1,201	0	(10)
	06/2025		$1,245	CNH	9,043	7	(1)
	06/2025		130	EGP	6,917	2	0
	06/2025		156	KRW	228,111	0	(1)
	06/2025		27	PLN	102	0	0
	07/2025	TWD	5,661		$174	3	0
	09/2025		$130	KZT	67,957	0	(1)
	10/2025	BRL	53,800		$8,798	0	(227)
	01/2026	JPY	300,000		2,229	171	0

IND	04/2025	DKK	4,174		604	0	(1)
	05/2025		$604	DKK	4,167	1	0

JPM	04/2025	BRL	31,003		$5,366	1	(68)
	04/2025	EUR	174,012		187,632	0	(527)
	04/2025	IDR	2,484,025		150	1	0
	04/2025	ILS	1,568		429	8	0
	04/2025	INR	63,080		723	0	(14)
	04/2025	JPY	1,164,039		7,713	0	(47)
	04/2025	SGD	275		206	1	0
	04/2025	TWD	20,049		611	7	0
	04/2025		$5,399	BRL	31,003	34	0
	04/2025		2,384	CAD	3,415	0	(11)
	04/2025		367	CNY	2,627	0	(1)
	04/2025		682	EUR	628	0	(3)
	04/2025		292	IDR	4,802,217	0	(4)
	04/2025		230	INR	19,822	2	0
	04/2025		18,036	JPY	2,688,547	0	(111)
	04/2025		44	KRW	64,335	0	0
	04/2025		1,258	TWD	41,222	0	(17)
	04/2025	ZAR	3,852		$211	1	0
	05/2025	CNH	130,154		17,955	16	(23)
	05/2025	IDR	1,677,033		101	1	0
	05/2025		$4,985	CNH	36,413	40	0
	05/2025		191	CNY	1,361	0	(1)
	05/2025		120	EGP	6,349	2	0
	05/2025		185,688	EUR	171,877	463	0
	05/2025		7,713	JPY	1,160,136	47	0
	05/2025		50	NGN	77,850	0	0
	05/2025		823	TRY	36,292	93	0
	06/2025	THB	289,913		$8,434	0	(159)
	06/2025		$4,911	BRL	28,758	65	0
	06/2025		2,822	CNH	20,596	28	0
	06/2025		0	EGP	5	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	175

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2025		$3,935	MXN	81,043	$0	$(15)
	06/2025		120	NGN	192,480	1	0
	06/2025		2,897	PLN	11,226	6	(12)
	06/2025		1,985	TRY	78,572	0	(69)
	07/2025	TWD	29,007		$892	13	0
	07/2025		$384	BRL	2,245	2	0
	07/2025		9,220	CNH	66,546	9	(6)
	08/2025	TWD	41,032		$1,256	9	0
	08/2025		$8,734	CNH	63,011	22	(3)
	08/2025		99	TWD	3,246	0	0

MBC	04/2025	AUD	1,995		$1,253	7	0
	04/2025	CHF	1,282		1,450	2	0
	04/2025	DKK	115		17	0	0
	04/2025	EGP	5,130		101	0	0
	04/2025	EUR	7,416		7,992	44	(71)
	04/2025	SGD	2,344		1,755	10	0
	04/2025	TWD	26,141		808	21	0
	04/2025		$921	CAD	1,321	0	(3)
	04/2025		160	EGP	8,214	2	0
	04/2025		3,378	EUR	3,132	23	(14)
	04/2025		3,646	GBP	2,831	18	(7)
	04/2025		277	INR	24,028	4	0
	04/2025		1,330	JPY	197,800	0	(12)
	04/2025		4,189	SEK	44,425	231	0
	04/2025		828	TWD	27,187	0	(9)
	04/2025	ZAR	7,296		$399	2	0
	05/2025	CNH	64,192		8,855	7	(12)
	05/2025	IDR	965,590		58	0	0
	05/2025		$996	CHF	877	0	(1)
	05/2025		13,044	CNH	94,276	12	(44)
	05/2025		17	DKK	115	0	0
	05/2025		1,073	JPY	161,200	5	0
	05/2025		7,177	THB	241,087	0	(47)
	06/2025	KRW	508,308		$353	7	0
	06/2025		$287	EGP	15,191	4	0
	06/2025		1,269	PLN	4,899	0	(8)
	07/2025	TWD	13,919		$427	5	0
	07/2025		$4,427	CNH	31,902	0	(5)
	08/2025	CNH	26,019		$3,599	0	(16)
	08/2025	TWD	13,104		401	2	0
	08/2025		$4,428	CNH	31,991	16	0

MYI	04/2025	BRL	1,124		$196	0	(1)
	04/2025	CAD	6,884		4,836	52	0
	04/2025	CNY	4,543		632	5	0
	04/2025	SGD	983		734	3	0
	04/2025		$193	BRL	1,124	4	0
	04/2025		786	CNY	5,624	0	(2)
	04/2025		173	DKK	1,238	7	0
	04/2025		22,168	GBP	17,495	431	0
	04/2025		199	TWD	6,520	0	(3)
	04/2025	ZAR	29,961		$1,639	7	0
	05/2025	IDR	1,002,453		60	0	0
	05/2025		$1,028	CNY	7,378	1	(1)
	05/2025		104	NGN	163,210	1	0
	06/2025	CNH	1,669		$230	0	(1)
	06/2025		$255	PLN	1,011	6	0
	09/2025	CAD	1,914		$1,346	6	0
	09/2025		$93	KZT	48,011	0	(2)
	12/2025	CZK	7,873	EUR	312	0	(1)

NGF	06/2025	KRW	3,477,800		$2,441	73	0

RYL	04/2025	JPY	67,100		457	9	0
	06/2025		$2,605	CNH	18,929	14	0

SCX	04/2025	BRL	5,996		$1,026	0	(25)
	04/2025	JPY	305,006		2,024	0	(10)
	04/2025	TWD	13,845		427	10	0
	04/2025		$1,044	BRL	5,996	7	0
	04/2025		2,523	CNY	18,091	0	(3)
	04/2025		30	EGP	1,565	1	0
	04/2025		497	IDR	8,125,560	0	(9)

176	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$44	KRW	64,266	$0	$0
	04/2025		240	TWD	7,904	0	(2)
	05/2025	CNH	34,455		$4,797	41	0
	05/2025	IDR	377,028		23	0	0
	05/2025	PEN	341		91	0	(2)
	05/2025		$7,899	CNH	56,942	0	(41)
	05/2025		2,463	JPY	369,410	10	(1)
	05/2025		240	NGN	378,575	3	(1)
	06/2025		1,026	BRL	6,072	25	0
	06/2025		1,294	CNH	9,384	5	0
	06/2025		110	EGP	5,823	2	0
	06/2025		20	NGN	32,300	0	0
	07/2025		70	EGP	3,788	1	0
	08/2025	CNH	3,208		$448	2	0
	08/2025	TWD	7,838		240	2	0
	08/2025		$867	CNH	6,204	0	(5)

SOG	04/2025		180	EGP	9,385	3	0
	06/2025		2		106	0	0
	06/2025		90	NGN	144,450	1	0

SSB	04/2025	GBP	26,354		$34,081	38	0
	05/2025		$34,078	GBP	26,354	0	(38)

UAG	04/2025	IDR	5,930,318		$357	1	0
	04/2025		$1,285	EUR	1,200	13	0
	04/2025		358	IDR	5,930,318	0	(2)
	04/2025		17,167	JPY	2,554,115	0	(138)
	05/2025		357	IDR	5,938,659	0	(2)
	06/2025		567	PLN	2,188	0	(3)
	08/2025		5,498	CNH	39,443	0	(19)
	09/2025		1,346	CAD	1,913	0	(6)
	12/2025	EUR	312	CZK	7,872	1	0

Total Forward Foreign Currency Contracts						$10,532	$(3,705)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC EUR versus CZK	EUR	24.650	03/11/2026	685	$5	$4
	Put - OTC USD versus CAD	$	1.385	09/05/2025	1,500	11	7

BPS	Call - OTC USD versus CNH	CNH	7.500	05/15/2025	700	4	0

MBC	Call - OTC USD versus CNH		7.500	05/13/2025	6,300	33	2

MYI	Put - OTC EUR versus CZK	EUR	24.750	12/09/2025	727	4	5
	Put - OTC EUR versus CZK		24.700	12/16/2025	1,234	8	7
	Put - OTC USD versus CAD	$	1.385	09/05/2025	5,300	35	25

						$100	$50

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.930%	06/23/2025	2,800	$ 101	$52

BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	44,900	63	8
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	08/20/2025	39,000	43	4

BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	700	26	19

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.065	06/24/2025	2,600	78	31
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.960	06/25/2025	3,700	128	64
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	800	33	21

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.420	05/13/2025	5,600	29	1

JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	1,000	1	0

							$ 502	$200

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	177

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	2,400	$182	$1,289

Total Purchased Options						$784	$1,539

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYI	Put - OTC USD versus CAD	$1.320	09/05/2025	5,300	$(3)	$(2)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.250%	06/23/2025	10,800	$(103)	$(14)

BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	2,400	(182)	(1,050)

BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.350	09/25/2025	2,700	(26)	(8)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	04/25/2025	2,200	(4)	(7)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.650	04/25/2025	2,200	(4)	(2)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/24/2025	10,000	(78)	(8)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.280	06/25/2025	2,700	(27)	(4)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	06/25/2025	11,500	(101)	(14)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.330	09/25/2025	3,100	(34)	(10)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	1,700	(7)	(2)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	1,700	(7)	(2)

							$(573)	$(1,121)

Total Written Options							$(576)	$(1,123)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(5)	Notional Amount(6)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
										Asset	Liability
GST	South Korea Government International Bond	(1.000)%	Quarterly	12/20/2029	0.369%	$	1,700	$(56)	$9	$0	$(47)

MYC	South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.369		1,700	(56)	9	0	(47)

								$(112)	$18	$0	$(94)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(5)		Notional Amount(6)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
											Asset	Liability
BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.085%		$	1,900	$(46)	$51	$5	$0

CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.085			1,300	(32)	35	3	0

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦		2,635	0	18	18	0

									$(78)	$104	$26	$0

178	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.410% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/17/2026	$	16,210	JPY	2,400,000	$34	$(6)	$28	$0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.462% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030		6,229		950,000	(8)	(1)	0	(9)

GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.459% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030		328		50,000	(1)	1	0	(0)

GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	10/15/2026		37,131		5,877,700	(469)	(4)	0	(473)

MYC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.430% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030		395		60,000	(1)	(1)	0	(2)

									$(445)	$(11)	$28	$(484)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	3-Month CNY-CNREPOFIX(2)	1.500%	Quarterly	03/18/2031	CNY	115,800	$(37)	$(27)	$0	$(64)
	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/19/2030	MYR	9,970	(8)	9	1	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034		4,140	(11)	3	0	(8)

CBK	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/18/2031	CNY	61,500	0	(34)	0	(34)

GST	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/19/2030	MYR	25,030	4	0	4	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		20,930	133	(180)	0	(47)

SCX	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/18/2031	CNY	13,500	6	(13)	0	(7)

								$87	$(242)	$5	$(160)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.186	Maturity	06/20/2025	$	14,400	$156	$(90)	$66	$0

JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.186	Maturity	09/22/2025		12,800	132	(179)	0	(47)

									$288	$(269)	$66	$(47)

Total Swap Agreements									$(260)	$(400)	$125	$(785)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	179

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(10)
AZD	$203	$0	$0	$203	$(117)	$0	$0	$(117)	$86	$0	$86
BOA	219	63	0	282	(6)	(14)	0	(20)	262	(288)	(26)
BPS	5,937	1,301	67	7,305	(371)	(1,050)	(72)	(1,493)	5,812	(5,960)	(148)
BRC	433	19	5	457	(428)	(8)	0	(436)	21	0	21
BSH	90	0	0	90	(123)	0	0	(123)	(33)	0	(33)
CBK	335	0	31	366	(289)	(9)	(43)	(341)	25	0	25
CIB	0	0	0	0	(9)	0	0	(9)	(9)	0	(9)
DUB	439	116	18	573	(80)	(36)	0	(116)	457	(520)	(63)
FAR	168	0	0	168	(228)	0	0	(228)	(60)	0	(60)
GLM	628	1	0	629	(395)	(4)	0	(399)	230	(250)	(20)
GST	0	0	4	4	0	0	(567)	(567)	(563)	0	(563)
IND	1	0	0	1	(1)	0	0	(1)	0	0	0
JPM	872	0	0	872	(1,091)	0	(47)	(1,138)	(266)	326	60
MBC	422	2	0	424	(249)	0	0	(249)	175	0	175
MYC	0	0	0	0	0	0	(49)	(49)	(49)	0	(49)
MYI	523	37	0	560	(11)	(2)	0	(13)	547	(430)	117
NGF	73	0	0	73	0	0	0	0	73	0	73
RYL	23	0	0	23	0	0	0	0	23	0	23
SCX	109	0	0	109	(99)	0	(7)	(106)	3	0	3
SOG	4	0	0	4	0	0	0	0	4	0	4
SSB	38	0	0	38	(38)	0	0	(38)	0	0	0
UAG	15	0	0	15	(170)	0	0	(170)	(155)	286	131

Total Over the Counter	$10,532	$1,539	$125	$12,196	$(3,705)	$(1,123)	$(785)	$(5,613)

(l)

Securities with an aggregate market value of $613 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(10)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

180	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2025

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$457	$457
Swap Agreements	0	63	0	0	1,967	2,030

	$0	$63	$0	$0	$2,424	$2,487

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,532	$0	$10,532
Purchased Options	0	0	0	50	1,489	1,539
Swap Agreements	0	26	0	28	71	125

	$0	$26	$0	$10,610	$1,560	$12,196

	$0	$89	$0	$10,610	$3,984	$14,683

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$20	$20
Futures	0	0	0	0	1,052	1,052
Swap Agreements	0	14	0	0	1,015	1,029

	$0	$14	$0	$0	$2,087	$2,101

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,705	$0	$3,705
Written Options	0	0	0	2	1,121	1,123
Swap Agreements	0	94	0	484	207	785

	$0	$94	$0	$4,191	$1,328	$5,613

	$0	$108	$0	$4,191	$3,415	$7,714

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$106	$106
Futures	0	0	0	0	5,366	5,366
Swap Agreements	0	(853)	0	0	432	(421)

	$0	$(853)	$0	$0	$5,904	$5,051

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(12,162)	$0	$(12,162)
Purchased Options	0	0	0	167	44	211
Written Options	0	0	0	120	852	972
Swap Agreements	0	0	0	880	2	882

	$0	$0	$0	$(10,995)	$898	$(10,097)

	$0	$(853)	$0	$(10,995)	$6,802	$(5,046)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,294	$1,294
Swap Agreements	0	203	0	0	(9,842)	(9,639)

	$0	$203	$0	$0	$(8,548)	$(8,345)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,604	$0	$4,604
Purchased Options	0	0	0	(50)	37	(13)
Written Options	0	0	0	1	(19)	(18)
Swap Agreements	0	10	0	(86)	(38)	(114)

	$0	$10	$0	$4,469	$(20)	$4,459

	$0	$213	$0	$4,469	$(8,568)	$(3,886)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	181

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)	March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$447	$0	$447
Australia
Corporate Bonds & Notes	0	6,061	0	6,061
Sovereign Issues	0	12,073	0	12,073
Bermuda
Asset-Backed Securities	0	1,292	0	1,292
Brazil
Sovereign Issues	0	10,940	0	10,940
Canada
Corporate Bonds & Notes	0	5,569	0	5,569
Non-Agency Mortgage-Backed Securities	0	2,043	0	2,043
Sovereign Issues	0	31,204	0	31,204
Cayman Islands
Asset-Backed Securities	0	22,811	0	22,811
Corporate Bonds & Notes	0	2,574	0	2,574
Sovereign Issues	0	817	0	817
Chile
Sovereign Issues	0	807	0	807
China
Sovereign Issues	0	13,490	0	13,490
Denmark
Corporate Bonds & Notes	0	6,786	0	6,786
France
Corporate Bonds & Notes	0	3,356	0	3,356
Sovereign Issues	0	30,695	0	30,695
Germany
Corporate Bonds & Notes	0	3,461	0	3,461
Hungary
Sovereign Issues	0	1,445	0	1,445
Ireland
Asset-Backed Securities	0	18,749	1,298	20,047
Israel
Sovereign Issues	0	7,080	0	7,080
Italy
Corporate Bonds & Notes	0	4,644	0	4,644
Sovereign Issues	0	1,416	0	1,416
Japan
Corporate Bonds & Notes	0	960	0	960
Sovereign Issues	0	48,216	0	48,216
Malaysia
Corporate Bonds & Notes	0	1,211	0	1,211
Sovereign Issues	0	12,009	0	12,009
Mexico
Sovereign Issues	0	461	0	461
Netherlands
Corporate Bonds & Notes	0	3,362	0	3,362
New Zealand
Corporate Bonds & Notes	0	3,355	0	3,355
Sovereign Issues	0	486	0	486
Norway
Sovereign Issues	0	1,323	0	1,323
Peru
Corporate Bonds & Notes	0	817	0	817
Sovereign Issues	0	6,674	0	6,674
Poland
Sovereign Issues	0	5,225	0	5,225
Qatar
Corporate Bonds & Notes	0	519	0	519
Romania
Sovereign Issues	0	8,168	0	8,168
Saudi Arabia
Corporate Bonds & Notes	0	701	0	701
Sovereign Issues	0	15,537	0	15,537
Serbia
Sovereign Issues	0	1,778	0	1,778

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Singapore
Sovereign Issues	$0	$4,927	$0	$4,927
South Africa
Sovereign Issues	0	5,829	0	5,829
South Korea
Sovereign Issues	0	16,433	0	16,433
Spain
Corporate Bonds & Notes	0	1,234	0	1,234
Sovereign Issues	0	30,261	0	30,261
Supranational
Corporate Bonds & Notes	0	1,093	0	1,093
Switzerland
Corporate Bonds & Notes	0	8,763	0	8,763
Thailand
Sovereign Issues	0	5,646	0	5,646
United Arab Emirates
Corporate Bonds & Notes	0	2,965	0	2,965
United Kingdom
Corporate Bonds & Notes	0	18,369	0	18,369
Non-Agency Mortgage-Backed Securities	0	3,320	0	3,320
Sovereign Issues	0	11,783	0	11,783
United States
Asset-Backed Securities	0	11,032	0	11,032
Corporate Bonds & Notes	0	51,713	0	51,713
Loan Participations and Assignments	0	1,541	0	1,541
Municipal Bonds & Notes	0	1,733	0	1,733
Non-Agency Mortgage-Backed Securities	0	85,582	0	85,582
U.S. Government Agencies	0	364,042	0	364,042
U.S. Treasury Obligations	0	58,630	0	58,630
Short-Term Instruments
Commercial Paper	0	1,745	0	1,745
Mutual Funds	0	376	0	376
Nigeria Treasury Bills	0	86	0	86
U.S. Treasury Bills	0	272	0	272

	$0	$985,937	$1,298	$987,235

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$97	$0	$0	$97

Total Investments	$97	$985,937	$1,298	$987,332

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(120,469)	$0	$(120,469)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	428	2,059	0	2,487
Over the counter	0	12,178	18	12,196

	$428	$14,237	$18	$14,683

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,026)	(1,066)	0	(2,092)
Over the counter	0	(5,613)	0	(5,613)

	$(1,026)	$(6,679)	$0	$(7,705)

Total Financial Derivative Instruments	$(598)	$7,558	$18	$6,978

Totals	$(501)	$873,026	$1,316	$873,841

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

182	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Notes to Financial Statements	March 31, 2025

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A and Class C shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. The PIMCO Emerging Markets Full Spectrum Bond Fund may invest assets in funds of the Trust and funds of PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and other affiliated and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”). To the extent Underlying PIMCO Funds of the Trust or PIMCO Equity Series are held, Institutional Class or Class M shares will be held.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

In this reporting period, each Fund adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	183

Notes to Financial Statements	(Cont.)

from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of March 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. Certain Funds may invest directly or indirectly through investments in Underlying PIMCO Funds or Acquired Funds, as applicable, in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Emerging Markets Bond Fund	Daily	Monthly

PIMCO Emerging Markets Corporate Bond Fund	Daily	Monthly

PIMCO Emerging Markets Currency and Short-Term Investments Fund	Daily	Monthly

PIMCO Emerging Markets Full Spectrum Bond Fund	Daily	Monthly

PIMCO Emerging Markets Local Currency and Bond Fund	Daily	Monthly

PIMCO Global Advantage® Strategy Bond Fund	Daily	Monthly

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	Daily	Monthly

PIMCO International Bond Fund (Unhedged)	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be

184	PIMCO INTERNATIONAL BOND FUNDS

March 31, 2025

different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement

(Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Funds’ annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Funds’ financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Funds’ financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80%

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Notes to Financial Statements	(Cont.)

investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivative instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and

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other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.)

equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to

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valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

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4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The PIMCO Emerging Markets Full Spectrum Bond Fund may invest substantially all or a significant portion of its assets in the Underlying PIMCO Funds and may also invest in the Acquired Funds. The Underlying PIMCO Funds are considered to be affiliated with the PIMCO Emerging Markets Full Spectrum Bond Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the transactions in and earnings from investments in these Underlying PIMCO Funds or Acquired Funds for the period ended March 31, 2025 (amounts in thousands†):

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Bond Fund	$65,675	$4,699	$(34,229)	$(2,856)	$10,289	$43,578	$3,885	$0

PIMCO Emerging Markets Corporate Bond Fund	62,584	5,000	(25,195)	(3,024)	4,273	43,638	3,028	0

PIMCO Emerging Markets Local Currency and Bond Fund	126,998	17,392	(50,067)	(2,523)	(3,208)	88,592	6,060	0

PIMCO Short-Term Floating NAV Portfolio III	8,648	62,326	(65,195)	7	(1)	5,785	330	0

Totals	$263,905	$89,417	$(174,686)	$(8,396)	$11,353	$181,593	$13,303	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Currency and Short-Term Investments Fund	$23,543	$31,086	$0	$0	$176	$54,805	$1,961	$0

PIMCO Emerging Markets Local Currency and Bond Fund	32,429	1,749	0	0	170	34,348	1,765	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Bond Fund	$32,839	$1,022,612	$(998,700)	$12	$(6)	$56,757	$2,423	$0

PIMCO Emerging Markets Corporate Bond Fund	8,144	63,335	(66,900)	7	(2)	4,584	239	0

PIMCO Emerging Markets Currency and Short-Term Investments Fund	28,810	281,242	(214,900)	10	(7)	95,155	1,449	0

PIMCO Emerging Markets Local Currency and Bond Fund	36,745	1,452,265	(1,443,800)	38	(8)	45,240	2,579	0

PIMCO Global Advantage® Strategy Bond Fund	6,545	143,410	(144,299)	6	0	5,662	214	0

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	196	1,202,363	(1,164,900)	52	(5)	37,706	2,361	0

PIMCO International Bond Fund (Unhedged)	160	399,686	(399,780)	31	0	97	486	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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(b) Investments in Securities

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is

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Notes to Financial Statements	(Cont.)

guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to

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be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of March 31, 2025, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place

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beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities.

Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will

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be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2025, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees,

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risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

Straddle Options (“Straddle”) are investment strategies that use combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written Straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written Straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased Straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased Straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on

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the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Asset Swap Agreements convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional

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amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The net of the notional amount received/delivered, when translated to USD at the trade date, represents an upfront payable/receivable. The re-exchange at maturity may take place at the same exchange rate, a specified rate or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

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Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

Volatility Swap Agreements also known as forward volatility agreements and volatility swaps, and are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, a Fund may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, a Fund will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, a Fund will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, a Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

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Notes to Financial Statements	(Cont.)

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below. The principal risks of investing in a Fund include risks from direct investments and/or for certain Funds that invest in Acquired Funds or Underlying PIMCO Funds, indirect exposure through investment in such Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Risks	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency and Short-Term Investments Fund	PIMCO Emerging Markets Full Spectrum Bond Fund	PIMCO Emerging Markets Local Currency and Bond Fund	PIMCO Global Advantage Strategy® Bond Fund	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	PIMCO International Bond Fund (Unhedged)

Allocation	—	—	—	X	—	—	—	—

Acquired Fund	—	—	—	X	—	—	—	—

Small Fund	—	X	—	—	—	—	—	—

Interest Rate	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X

High Yield	X	X	X	X	X	X	X	X

Distressed Company	—	—	—	X	—	—	—	—

Market	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X

Commodity	—	—	—	X	—	—	—	—

Equity	X	—	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X	X

Real Estate	X	X	X	X	X	—	—	—

Emerging Markets	X	X	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X	X	X

Currency	X	X	X	X	X	X	X	X

Issuer Non-Diversification	—	—	—	—	X	—	X	—

Smaller Company	—	—	—	X	—	—	—	—

Leveraging	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X	X	X

Tax	—	—	—	X	—	—	—	—

Subsidiary	—	—	—	X	—	—	—	—

Value Investing	—	—	—	X	—	—	—	—

Arbitrage	—	—	—	X	—	—	—	—

Convertible Securities	—	—	—	X	—	—	—	—

Exchange-Traded Fund	—	—	—	X	—	—	—	—

LIBOR Transition	X	—	X	X	X	X	X	X

Contingent Convertible Securities	—	X	—	—	—	—	—	—

Allocation Risk is the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net

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asset value, bid/ask spread risk as well as the risks of the underlying securities they hold. In addition, a Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions by investors.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Distressed Company Risk is the risk that securities of distressed companies may be subject to greater levels of market, issuer and liquidity risks. Distressed companies may be engaged in restructurings or bankruptcy proceedings, which may cause the value of their securities to fluctuate rapidly or unpredictably.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

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Notes to Financial Statements	(Cont.)

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through a subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that a Fund’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject a Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITs that are privately held or not traded on a national securities exchange subject a Fund to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”.

Smaller Company Risk is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. Investments in smaller companies generally are subject to greater levels of credit, market and issuer risk.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate risks.

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Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each, a “Subsidiary”), a Fund is indirectly exposed to the risks associated with a Subsidiary’s investments. The Subsidiaries are not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of a Subsidiary will be achieved.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Arbitrage Risk is the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not achieve its investment objective, among other reasons, because of regulatory restrictions including, for example, exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to a Fund invested in the exchange-traded fund.

LIBOR Transition Risk is the risk related to the discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund may reference LIBOR. Due to benchmark reforms, publication of all LIBOR settings has ceased. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain and could result in losses to a Fund.

Contingent Convertible Securities Risk is the risk of investing in contingent convertible securities, including the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of a Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk of a Fund’s investment receiving less favorable treatment than equity of the issuer in certain situations, such as during financial distress or regulatory intervention, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of

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Notes to Financial Statements	(Cont.)

infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

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Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

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Notes to Financial Statements	(Cont.)

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	I-2	I-3		Administrative Class	Class A	Class C
PIMCO Emerging Markets Bond Fund	0.45%		0.38%	0.48%	0.58%	(1)	N/A	0.50%	0.50%
PIMCO Emerging Markets Corporate Bond Fund	0.45%	(2)	0.40%	N/A	N/A		N/A	N/A	N/A
PIMCO Emerging Markets Currency and Short-Term Investments Fund	0.45%		0.40%	0.50%	N/A		N/A	0.55%	N/A
PIMCO Emerging Markets Full Spectrum Bond Fund	0.54%		0.40%	N/A	N/A		N/A	N/A	N/A
PIMCO Emerging Markets Local Currency and Bond Fund	0.45%		0.45%	0.55%	0.65%	(1)	N/A	0.60%	0.60%
PIMCO Global Advantage® Strategy Bond Fund	0.35%		0.30%	N/A	N/A		N/A	0.45%	N/A
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0.25%		0.30%	0.40%	N/A		N/A	0.40%	0.40%
PIMCO International Bond Fund (Unhedged)	0.25%		0.25%	0.35%	0.45%	(1)	0.25%	0.40%	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
(2)	Effective September 3, 2024, the Fund’s Investment Advisory Fee was reduced by 0.05% to 0.45% per annum.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

All Funds	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class

All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended March 31, 2025, the Distributor retained $3,287,802 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit,

206	PIMCO INTERNATIONAL BOND FUNDS

March 31, 2025

custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of March 31, 2025, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of each of the PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Local Currency and Bond Fund and PIMCO International Bond Fund (Unhedged). This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of March 31, 2025, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO Emerging Markets Bond Fund	$9

PIMCO Emerging Markets Local Currency and Bond Fund	10

PIMCO International Bond Fund (Unhedged)	21

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses The Underlying PIMCO Fund Expenses that are used for purposes of implementing the expense reduction described below are calculated using the advisory and supervisory and administrative fees for each Underlying PIMCO Fund over the total assets invested in Underlying PIMCO Funds. Underlying PIMCO Fund expenses for the Fund will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of a Fund’s assets.

PIMCO has contractually agreed, through July 31, 2025, to waive, first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the PIMCO Emerging Markets Full Spectrum Bond Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with the Fund’s investments in Underlying PIMCO Funds, to the extent the Fund’s advisory fee or advisory fee and supervisory and administrative fee taken together are greater than or equal to the advisory fees and supervisory and administrative fees of the Underlying PIMCO Funds. This waiver will renew automatically for

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Notes to Financial Statements	(Cont.)

one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2025, the amount waived and/or reimbursed was $1,886,280.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Emerging Markets Bond Fund	$429,124	$463,919	$824,704	$659,021

PIMCO Emerging Markets Corporate Bond Fund	30,367	30,822	46,737	79,458

PIMCO Emerging Markets Currency and Short-Term Investments Fund	2,598	0	523,684	461,945

PIMCO Emerging Markets Full Spectrum Bond Fund	122,152	122,161	23,093	103,318

PIMCO Emerging Markets Local Currency and Bond Fund	0	0	2,888,439	2,838,345

PIMCO Global Advantage® Strategy Bond Fund	2,202,594	2,230,136	116,874	160,902

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	11,002,610	10,428,270	605,716	243,725

PIMCO International Bond Fund (Unhedged)	5,759,657	5,765,400	277,044	306,363

†	A zero balance may reflect actual amounts rounding to less than one thousand.

208	PIMCO INTERNATIONAL BOND FUNDS

March 31, 2025

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Emerging Markets Bond Fund				PIMCO Emerging Markets Corporate Bond Fund

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	68,838	$585,257	46,249	$372,337	667	$6,022	2,690	$23,685

I-2	48,028	403,655	15,136	122,598	N/A	N/A	N/A	N/A

I-3	1,153	9,862	1,068	8,675	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	6,726	57,191	3,542	28,444	N/A	N/A	N/A	N/A

Class C	212	1,812	70	569	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	6,836	58,224	8,255	66,451	450	4,093	458	4,035

I-2	3,841	32,621	3,206	25,889	N/A	N/A	N/A	N/A

I-3	147	1,254	102	825	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	1,038	8,844	899	7,253	N/A	N/A	N/A	N/A

Class C	34	293	30	242	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(49,314)	(419,371)	(204,819)	(1,645,076)	(5,002)	(45,769)	(2,867)	(25,314)

I-2	(61,720)	(530,299)	(38,767)	(310,618)	N/A	N/A	N/A	N/A

I-3	(956)	(8,157)	(966)	(7,734)	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(6,810)	(57,836)	(5,984)	(48,271)	N/A	N/A	N/A	N/A

Class C	(137)	(1,168)	(209)	(1,684)	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	17,916	$142,182	(172,188)	$(1,380,100)	(3,885)	$(35,654)	281	$2,406

	PIMCO Emerging Markets Currency and Short-Term Investments Fund				PIMCO Emerging Markets Full Spectrum Bond Fund

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	21,171	$153,107	19,431	$145,579	2,909	$17,737	9,106	$54,737

I-2	895	6,512	748	5,576	N/A	N/A	N/A	N/A

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	152	1,105	235	1,741	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	4,829	34,971	4,836	35,836	2,453	14,961	2,469	14,814

I-2	28	206	38	279	N/A	N/A	N/A	N/A

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	62	450	70	518	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(11,864)	(86,404)	(30,655)	(227,480)	(18,587)	(115,593)	(14,320)	(85,628)

I-2	(938)	(6,903)	(1,043)	(7,752)	N/A	N/A	N/A	N/A

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(286)	(2,078)	(539)	(4,021)	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	14,049	$100,966	(6,879)	$(49,724)	(13,225)	$(82,895)	(2,745)	$(16,077)

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Notes to Financial Statements	(Cont.)

	PIMCO Emerging Markets Local Currency and Bond Fund						PIMCO Global Advantage® Strategy Bond Fund

	Year Ended 03/31/2025		Year Ended 03/31/2024				Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares		Amount		Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	58,842	$340,052	44,768		$259,292		4,880	$49,416	6,500	$63,869

I-2	12,972	74,975	12,143		70,671		N/A	N/A	N/A	N/A

I-3	4,105	23,615	954		5,521		N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A		N/A		N/A	N/A	N/A	N/A

Class A	1,627	9,556	2,080		12,152		453	4,582	689	6,735

Class C	352	2,055	140		817		N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	13,086	75,343	12,374		71,647		1,088	10,987	878	8,607

I-2	1,386	7,984	828		4,798		N/A	N/A	N/A	N/A

I-3	247	1,423	76		441		N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A		N/A		N/A	N/A	N/A	N/A

Class A	323	1,863	273		1,582		69	702	55	543

Class C	28	160	14		83		N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(74,740)	(432,478)	(110,267)		(635,601)		(15,097)	(153,692)	(4,727)	(46,565)

I-2	(11,310)	(65,461)	(8,727)		(50,250)		N/A	N/A	N/A	N/A

I-3	(1,467)	(8,486)	(501)		(2,850)		N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A		N/A		N/A	N/A	N/A	N/A

Class A	(2,468)	(14,221)	(2,681)		(15,313)		(446)	(4,510)	(995)	(9,801)

Class C	(232)	(1,330)	(81)		(468)		N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	2,751	$15,050	(48,607)		$(277,478)		(9,053)	$(92,515)	2,400	$23,388

	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)						PIMCO International Bond Fund (Unhedged)

	Year Ended 03/31/2025		Year Ended 03/31/2024				Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares		Amount		Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	52,195	$498,685	33,328		$308,903		19,069	$143,298	21,688	$163,148

I-2	5,027	48,036	5,135		47,631		4,549	34,280	10,173	75,933

I-3	N/A	N/A	N/A		N/A		915	6,932	2,347	17,491

Administrative Class	N/A	N/A	13	(a)	124	(a)	2,629	19,566	120	926

Class A	2,619	25,070	3,293		30,551		2,757	20,670	3,753	27,861

Class C	145	1,375	206		1,870		26	190	51	394
Issued as reinvestment of distributions

Institutional Class	4,215	40,292	1,961		18,175		2,269	17,014	1,753	13,092

I-2	295	2,819	136		1,260		724	5,429	1,080	8,055

I-3	N/A	N/A	N/A		N/A		227	1,699	353	2,635

Administrative Class	N/A	N/A	10	(a)	90	(a)	54	407	60	448

Class A	307	2,929	147		1,364		467	3,502	359	2,677

Class C	13	128	6		60		9	71	8	61
Cost of shares redeemed

Institutional Class	(18,854)	(180,032)	(21,161)		(195,544)		(26,209)	(197,713)	(27,053)	(200,745)

I-2	(3,442)	(32,846)	(6,234)		(57,324)		(17,123)	(129,178)	(13,931)	(104,032)

I-3	N/A	N/A	N/A		N/A		(4,380)	(32,563)	(9,423)	(71,671)

Administrative Class	N/A	N/A	(1,228	)(a)	(11,359	)(a)	(1,901)	(14,191)	(1,338)	(10,065)

Class A	(2,659)	(25,399)	(1,935)		(17,905)		(3,562)	(26,725)	(3,468)	(25,934)

Class C	(185)	(1,767)	(179)		(1,663)		(136)	(1,022)	(81)	(604)

Net increase (decrease) resulting from Fund share transactions	39,676	$379,290	13,498		$126,233		(19,616)	$(148,334)	(13,549)	$(100,330)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Administrative Class Shares Liquidated at the close of business on March 15, 2024.

210	PIMCO INTERNATIONAL BOND FUNDS

March 31, 2025

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of March 31, 2025. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

Fund Name	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Emerging Markets Bond Fund	3	0	44%	0%

PIMCO Emerging Markets Corporate Bond Fund	1	1	10%	68%

PIMCO Emerging Markets Currency and Short-Term Investments Fund	0	2	0%	86%

PIMCO Emerging Markets Full Spectrum Bond Fund	3	0	93%	0%

PIMCO Emerging Markets Local Currency and Bond Fund	1	1	13%	38%

PIMCO Global Advantage® Strategy Bond Fund	3	0	70%	0%

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	3	0	40%	0%

PIMCO International Bond Fund (Unhedged)	2	0	34%	0%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Emerging Markets Bond Fund	$696	$0	$(146,027)	$(1,509)	$(938,347)	$0	$0	$(1,085,187)

PIMCO Emerging Markets Corporate Bond Fund	1,548	0	(11,757)	(26)	(83,235)	0	0	(93,470)

PIMCO Emerging Markets Currency and Short-Term Investments Fund	0	0	(26,349)	(26)	(648,070)	0	(13,874)	(688,319)

PIMCO Emerging Markets Full Spectrum Bond Fund	0	0	(27,660)	(3)	(97,342)	0	0	(125,005)

PIMCO Emerging Markets Local Currency and Bond Fund	0	0	(91,768)	(685)	(380,041)	0	(21,996)	(494,490)

PIMCO Global Advantage® Strategy Bond Fund	0	0	(19,062)	(1)	(8,703)	0	(2,262)	(30,028)

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	1,028	0	(45,498)	(1,215)	(1,103)	0	0	(46,788)

PIMCO International Bond Fund (Unhedged)	0	0	(74,629)	(191)	(16,065)	0	(5,408)	(96,293)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	211

Notes to Financial Statements	(Cont.)

(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, sale/buyback transactions, passive foreign investment companies (PFICs), interest accrued on defaulted securities, return of capital distributions from underlying funds, constructive sales, and short positions.

(3)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational expenditures and distributions payable at fiscal year-end.

(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through March 31, 2025 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2024 through March 31, 2025 and Ordinary losses realized during the period January 1, 2025 through March 31, 2025 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2025, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Emerging Markets Bond Fund	$155,005	$783,342

PIMCO Emerging Markets Corporate Bond Fund	20,671	62,564

PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,082	280,988

PIMCO Emerging Markets Full Spectrum Bond Fund	5,040	92,302

PIMCO Emerging Markets Local Currency and Bond Fund	245,171	134,870

PIMCO Global Advantage® Strategy Bond Fund	2,887	5,816

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	1,103

PIMCO International Bond Fund (Unhedged)	16,065	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Emerging Markets Bond Fund	$1,976,219	$82,095	$(229,003)	$(146,908)

PIMCO Emerging Markets Corporate Bond Fund	80,904	1,587	(13,346)	(11,759)

PIMCO Emerging Markets Currency and Short-Term Investments Fund	617,217	37,523	(64,114)	(26,591)

PIMCO Emerging Markets Full Spectrum Bond Fund	218,026	1,375	(29,035)	(27,660)

PIMCO Emerging Markets Local Currency and Bond Fund	1,610,495	115,023	(204,493)	(89,470)

PIMCO Global Advantage® Strategy Bond Fund	334,409	9,058	(28,314)	(19,256)

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	2,126,587	50,554	(95,877)	(45,323)

PIMCO International Bond Fund (Unhedged)	945,977	32,807	(107,050)	(74,243)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, sale/buyback transactions, passive foreign investment companies (PFICs), interest accrued on defaulted securities, return of capital distributions from underlying funds, constructive sales, and short positions.

212	PIMCO INTERNATIONAL BOND FUNDS

March 31, 2025

For the fiscal years ended March 31, 2025 and March 31, 2024, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2025			March 31, 2024
	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Emerging Markets Bond Fund	$118,641	$0	$0	$99,030	$0	$12,572

PIMCO Emerging Markets Corporate Bond Fund	4,611	0	0	4,500	0	0

PIMCO Emerging Markets Currency and Short-Term Investments Fund	36,015	0	0	24,627	0	12,384

PIMCO Emerging Markets Full Spectrum Bond Fund	12,644	0	2,343	12,267	0	2,568

PIMCO Emerging Markets Local Currency and Bond Fund	67,977	0	27,983	35,230	0	50,451

PIMCO Global Advantage® Strategy Bond Fund	11,767	0	0	4,489	0	4,745

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	60,247	0	0	24,175	3,181	0

PIMCO International Bond Fund (Unhedged)	30,210	0	0	0	0	29,215

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	213

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Currency and Short-Term Investments Fund, PIMCO Emerging Markets Full Spectrum Bond Fund, PIMCO Emerging Markets Local Currency and Bond Fund, PIMCO Global Advantage Strategy Bond Fund, PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) and PIMCO International Bond Fund (Unhedged)

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Currency and Short-Term Investments Fund, PIMCO Emerging Markets Full Spectrum Bond Fund, PIMCO Emerging Markets Local Currency and Bond Fund, PIMCO Global Advantage Strategy Bond Fund, PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) and PIMCO International Bond Fund (Unhedged) (eight of the funds constituting PIMCO Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2025 and each of the financial highlights for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2025

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

214	PIMCO INTERNATIONAL BOND FUNDS

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International, Inc.

BOM	Bank of Montreal	GSC	Goldman Sachs & Co. LLC	RBC	Royal Bank of Canada

BOS	BofA Securities, Inc.	GST	Goldman Sachs International	RYL	NatWest Markets Plc

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.

BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSN	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.

BSS	Banco Santander S.A.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC

CBK	Citibank N.A.	MEI	Merrill Lynch International	UAG	UBS AG Stamford

CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC

DEU	Deutsche Bank Securities, Inc.

Currency Abbreviations:

AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty

AUD	Australian Dollar	HUF	Hungarian Forint	PYG	Paraguayan Guarani

AZN	Azerbaijani Manat	IDR	Indonesian Rupiah	RON	Romanian New Leu

BRL	Brazilian Real	ILS	Israeli Shekel	RSD	Serbian Dinar

CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona

CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar

CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	TRY	Turkish New Lira

CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	TWD	Taiwanese Dollar

COP	Colombian Peso	MXN	Mexican Peso	UGX	Ugandan Shilling

CZK	Czech Koruna	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

DKK	Danish Krone	NGN	Nigerian Naira	UYU	Uruguayan Peso

DOP	Dominican Peso	NOK	Norwegian Krone	UZS	Uzbekistani Sum

EGP	Egyptian Pound	NZD	New Zealand Dollar	VND	Vietnamese Dong

EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand

GBP	British Pound	PHP	Philippine Peso	ZMW	Zambian Kwacha

GHS	Ghanaian Cedi	PKR	Pakistani Rupee

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BOBL	Bundesobligation, the German word for federal government bond	EUR001M	1 Month EUR Swap Rate	PRIME	Daily US Prime Rate

CAONREPO	Canadian Overnight Repo Rate Average	EUR003M	3 Month EUR Swap Rate	SIBCSORA	Singapore Overnight Rate Average

CDX.EM	Credit Derivatives Index - Emerging Markets	EUR006M	6 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

CDX.HY	Credit Derivatives Index - High Yield	IBR	Indicador Bancario de Referencia	SONIO	Sterling Overnight Interbank Average Rate

CDX.IG	Credit Derivatives Index - Investment Grade	JIBA3M	3 Month JIBAR rate	SRFXON3	Swiss Overnight Rate Average (6PM)

CNREPOFIX	China Fixing Repo Rates 7-Day	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:

ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate

ALT	Alternate Loan Trust	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit

ATM	At-the-money	JSC	Joint Stock Company	STIBOR	Stockholm Interbank Offered Rate

BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	TBA	To-Be-Announced

BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	TBD	To-Be-Determined

BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding

BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OAT	Obligations Assimilables du Trésor	THOR	Thai Overnight Baht Repurchase Rate

CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	WIBOR	Warsaw Interbank Offered Rate

DAC	Designated Activity Company

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	215

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended March 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Emerging Markets Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0496	$0.0000	$0.0000	$0.0496

November 2024	$0.0530	$0.0000	$0.0000	$0.0530

December 2024	$0.0527	$0.0000	$0.0000	$0.0527

January 2025	$0.0594	$0.0000	$0.0000	$0.0594

February 2025	$0.0539	$0.0000	$0.0000	$0.0539

March 2025	$0.0529	$0.0000	$0.0000	$0.0529

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0489	$0.0000	$0.0000	$0.0489

November 2024	$0.0523	$0.0000	$0.0000	$0.0523

December 2024	$0.0519	$0.0000	$0.0000	$0.0519

January 2025	$0.0587	$0.0000	$0.0000	$0.0587

February 2025	$0.0532	$0.0000	$0.0000	$0.0532

March 2025	$0.0522	$0.0000	$0.0000	$0.0522

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0485	$0.0000	$0.0000	$0.0485

November 2024	$0.0520	$0.0000	$0.0000	$0.0520

December 2024	$0.0516	$0.0000	$0.0000	$0.0516

January 2025	$0.0583	$0.0000	$0.0000	$0.0583

February 2025	$0.0529	$0.0000	$0.0000	$0.0529

March 2025	$0.0519	$0.0000	$0.0000	$0.0519

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0469	$0.0000	$0.0000	$0.0469

November 2024	$0.0504	$0.0000	$0.0000	$0.0504

December 2024	$0.0500	$0.0000	$0.0000	$0.0500

January 2025	$0.0567	$0.0000	$0.0000	$0.0567

February 2025	$0.0514	$0.0000	$0.0000	$0.0514

March 2025	$0.0504	$0.0000	$0.0000	$0.0504

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0414	$0.0000	$0.0000	$0.0414

November 2024	$0.0449	$0.0000	$0.0000	$0.0449

December 2024	$0.0445	$0.0000	$0.0000	$0.0445

January 2025	$0.0511	$0.0000	$0.0000	$0.0511

February 2025	$0.0465	$0.0000	$0.0000	$0.0465

March 2025	$0.0453	$0.0000	$0.0000	$0.0453

216	PIMCO INTERNATIONAL BOND FUNDS

(Unaudited)

PIMCO Emerging Markets Corporate Bond Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0452	$0.0000	$0.0000	$0.0452

November 2024	$0.0432	$0.0000	$0.0000	$0.0432

December 2024	$0.0429	$0.0000	$0.0000	$0.0429

January 2025	$0.0461	$0.0000	$0.0000	$0.0461

February 2025	$0.0452	$0.0000	$0.0000	$0.0452

March 2025	$0.0453	$0.0000	$0.0000	$0.0453
PIMCO Emerging Markets Currency and Short-Term Investments Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0409	$0.0000	$0.0000	$0.0409

November 2024	$0.0432	$0.0000	$0.0000	$0.0432

December 2024	$0.0420	$0.0000	$0.0000	$0.0420

January 2025	$0.0428	$0.0000	$0.0000	$0.0428

February 2025	$0.0386	$0.0000	$0.0000	$0.0386

March 2025	$0.0431	$0.0000	$0.0000	$0.0431

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0403	$0.0000	$0.0000	$0.0403

November 2024	$0.0426	$0.0000	$0.0000	$0.0426

December 2024	$0.0414	$0.0000	$0.0000	$0.0414

January 2025	$0.0422	$0.0000	$0.0000	$0.0422

February 2025	$0.0380	$0.0000	$0.0000	$0.0380

March 2025	$0.0425	$0.0000	$0.0000	$0.0425

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0384	$0.0000	$0.0000	$0.0384

November 2024	$0.0408	$0.0000	$0.0000	$0.0408

December 2024	$0.0395	$0.0000	$0.0000	$0.0395

January 2025	$0.0403	$0.0000	$0.0000	$0.0403

February 2025	$0.0364	$0.0000	$0.0000	$0.0364

March 2025	$0.0408	$0.0000	$0.0000	$0.0408
PIMCO Emerging Markets Full Spectrum Bond Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0358	$0.0000	$0.0000	$0.0358

November 2024	$0.0357	$0.0000	$0.0000	$0.0357

December 2024	$0.0350	$0.0000	$0.0000	$0.0350

January 2025	$0.0370	$0.0000	$0.0000	$0.0370

February 2025	$0.0329	$0.0000	$0.0000	$0.0329

March 2025	$0.0355	$0.0000	$0.0000	$0.0355

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	217

Distribution Information	(Cont.)

PIMCO Emerging Markets Local Currency and Bond Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0368	$0.0000	$0.0000	$0.0368

November 2024	$0.0358	$0.0000	$0.0000	$0.0358

December 2024	$0.0359	$0.0000	$0.0000	$0.0359

January 2025	$0.0362	$0.0000	$0.0000	$0.0362

February 2025	$0.0333	$0.0000	$0.0000	$0.0333

March 2025	$0.0346	$0.0000	$0.0000	$0.0346

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0363	$0.0000	$0.0000	$0.0363

November 2024	$0.0353	$0.0000	$0.0000	$0.0353

December 2024	$0.0354	$0.0000	$0.0000	$0.0354

January 2025	$0.0357	$0.0000	$0.0000	$0.0357

February 2025	$0.0329	$0.0000	$0.0000	$0.0329

March 2025	$0.0341	$0.0000	$0.0000	$0.0341

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0360	$0.0000	$0.0000	$0.0360

November 2024	$0.0350	$0.0000	$0.0000	$0.0350

December 2024	$0.0351	$0.0000	$0.0000	$0.0351

January 2025	$0.0355	$0.0000	$0.0000	$0.0355

February 2025	$0.0327	$0.0000	$0.0000	$0.0327

March 2025	$0.0339	$0.0000	$0.0000	$0.0339

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0348	$0.0000	$0.0000	$0.0348

November 2024	$0.0338	$0.0000	$0.0000	$0.0338

December 2024	$0.0339	$0.0000	$0.0000	$0.0339

January 2025	$0.0342	$0.0000	$0.0000	$0.0342

February 2025	$0.0316	$0.0000	$0.0000	$0.0316

March 2025	$0.0327	$0.0000	$0.0000	$0.0327

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0310	$0.0000	$0.0000	$0.0310

November 2024	$0.0302	$0.0000	$0.0000	$0.0302

December 2024	$0.0303	$0.0000	$0.0000	$0.0303

January 2025	$0.0305	$0.0000	$0.0000	$0.0305

February 2025	$0.0283	$0.0000	$0.0000	$0.0283

March 2025	$0.0293	$0.0000	$0.0000	$0.0293

218	PIMCO INTERNATIONAL BOND FUNDS

(Unaudited)

PIMCO Global Advantage® Strategy Bond Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0346	$0.0000	$0.0000	$0.0346

November 2024	$0.0308	$0.0000	$0.0000	$0.0308

December 2024	$0.0364	$0.0000	$0.0000	$0.0364

January 2025	$0.0354	$0.0000	$0.0000	$0.0354

February 2025	$0.0329	$0.0000	$0.0000	$0.0329

March 2025	$0.0365	$0.0000	$0.0000	$0.0365

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0312	$0.0000	$0.0000	$0.0312

November 2024	$0.0274	$0.0000	$0.0000	$0.0274

December 2024	$0.0330	$0.0000	$0.0000	$0.0330

January 2025	$0.0319	$0.0000	$0.0000	$0.0319

February 2025	$0.0297	$0.0000	$0.0000	$0.0297

March 2025	$0.0333	$0.0000	$0.0000	$0.0333
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0349	$0.0000	$0.0000	$0.0349

November 2024	$0.0356	$0.0000	$0.0000	$0.0356

December 2024	$0.0348	$0.0000	$0.0000	$0.0348

January 2025	$0.0368	$0.0000	$0.0000	$0.0368

February 2025	$0.0333	$0.0000	$0.0000	$0.0333

March 2025	$0.0354	$0.0000	$0.0000	$0.0354

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0341	$0.0000	$0.0000	$0.0341

November 2024	$0.0347	$0.0000	$0.0000	$0.0347

December 2024	$0.0340	$0.0000	$0.0000	$0.0340

January 2025	$0.0359	$0.0000	$0.0000	$0.0359

February 2025	$0.0325	$0.0000	$0.0000	$0.0325

March 2025	$0.0346	$0.0000	$0.0000	$0.0346

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0320	$0.0000	$0.0000	$0.0320

November 2024	$0.0327	$0.0000	$0.0000	$0.0327

December 2024	$0.0320	$0.0000	$0.0000	$0.0320

January 2025	$0.0338	$0.0000	$0.0000	$0.0338

February 2025	$0.0307	$0.0000	$0.0000	$0.0307

March 2025	$0.0327	$0.0000	$0.0000	$0.0327

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	219

Distribution Information	(Cont.)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0259	$0.0000	$0.0000	$0.0259

November 2024	$0.0266	$0.0000	$0.0000	$0.0266

December 2024	$0.0259	$0.0000	$0.0000	$0.0259

January 2025	$0.0276	$0.0000	$0.0000	$0.0276

February 2025	$0.0251	$0.0000	$0.0000	$0.0251

March 2025	$0.0270	$0.0000	$0.0000	$0.0270
PIMCO International Bond Fund (Unhedged)
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0268	$0.0000	$0.0000	$0.0268

November 2024	$0.0259	$0.0000	$0.0000	$0.0259

December 2024	$0.0286	$0.0000	$0.0000	$0.0286

January 2025	$0.0244	$0.0000	$0.0000	$0.0244

February 2025	$0.0228	$0.0000	$0.0000	$0.0228

March 2025	$0.0262	$0.0000	$0.0000	$0.0262

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0261	$0.0000	$0.0000	$0.0261

November 2024	$0.0253	$0.0000	$0.0000	$0.0253

December 2024	$0.0280	$0.0000	$0.0000	$0.0280

January 2025	$0.0238	$0.0000	$0.0000	$0.0238

February 2025	$0.0222	$0.0000	$0.0000	$0.0222

March 2025	$0.0256	$0.0000	$0.0000	$0.0256

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0258	$0.0000	$0.0000	$0.0258

November 2024	$0.0249	$0.0000	$0.0000	$0.0249

December 2024	$0.0276	$0.0000	$0.0000	$0.0276

January 2025	$0.0234	$0.0000	$0.0000	$0.0234

February 2025	$0.0220	$0.0000	$0.0000	$0.0220

March 2025	$0.0253	$0.0000	$0.0000	$0.0253

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0252	$0.0000	$0.0000	$0.0252

November 2024	$0.0243	$0.0000	$0.0000	$0.0243

December 2024	$0.0270	$0.0000	$0.0000	$0.0270

January 2025	$0.0228	$0.0000	$0.0000	$0.0228

February 2025	$0.0214	$0.0000	$0.0000	$0.0214

March 2025	$0.0247	$0.0000	$0.0000	$0.0247

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0242	$0.0000	$0.0000	$0.0242

November 2024	$0.0234	$0.0000	$0.0000	$0.0234

December 2024	$0.0261	$0.0000	$0.0000	$0.0261

January 2025	$0.0218	$0.0000	$0.0000	$0.0218

February 2025	$0.0205	$0.0000	$0.0000	$0.0205

March 2025	$0.0238	$0.0000	$0.0000	$0.0238

220	PIMCO INTERNATIONAL BOND FUNDS

(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0193	$0.0000	$0.0000	$0.0193

November 2024	$0.0186	$0.0000	$0.0000	$0.0186

December 2024	$0.0213	$0.0000	$0.0000	$0.0213

January 2025	$0.0170	$0.0000	$0.0000	$0.0170

February 2025	$0.0162	$0.0000	$0.0000	$0.0162

March 2025	$0.0193	$0.0000	$0.0000	$0.0193

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	221

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2025 was designated as “qualified dividend income” as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Funds intend to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO Emerging Markets Bond Fund	0.00%	0.00%	$29,079	$0

PIMCO Emerging Markets Corporate Bond Fund	0.00%	1.01%	787	0

PIMCO Emerging Markets Currency and Short-Term Investments Fund	0.00%	0.00%	20,861	0

PIMCO Emerging Markets Full Spectrum Bond Fund	0.00%	0.00%	55	0

PIMCO Emerging Markets Local Currency and Bond Fund	0.00%	0.00%	27,073	0

PIMCO Global Advantage® Strategy Bond Fund	0.00%	1.00%	11,078	0

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0.00%	0.00%	56,833	0

PIMCO International Bond Fund (Unhedged)	0.00%	0.00%	30,210	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

222	PIMCO INTERNATIONAL BOND FUNDS

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	223

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal — Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	35,155,639,503.71	541,564,301.84

Kimberley G. Stafford†	35,335,546,173.41	361,657,632.15

Michael J. Berchtold	35,329,119,814.53	368,083,991.02

Jennifer Holden Dunbar	35,291,747,375.28	405,456,430.27

Kym M. Hubbard	35,275,801,900.63	421,401,904.92

Gary F. Kennedy	32,867,722,905.96	2,829,480,899.59

Anne K. Kratky	35,267,192,460.47	430,011,345.09

Steven Lipiner	35,327,604,784.63	369,599,020.93

Peter B. McCarthy	34,965,645,653.53	731,558,152.02

Ronald C. Parker	35,126,210,479.41	570,993,326.14

†	Interested Trustee

224	PIMCO INTERNATIONAL BOND FUNDS

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	225

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSINTLBONDFSTMAR_033125

Item 8.	Changes In and Disagreements with Accountants for Open-End Management Investment Companies.

The information required by this Item 8 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information required by this Item 9 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2)	Not applicable to the Registrant.

(a)(3)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes—Oxley Act of 2002.

(a)(4)	Not applicable to the Registrant.

(a)(5)	There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes—Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date:	June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date:	June 5, 2025

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	June 5, 2025